UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2021

Date of reporting period:	3/31/2021

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Select Funds

March 31, 2021

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2021

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2021.

Market Highlights

●	For the reporting period from October 1, 2020 through March 31, 2021, U.S. stocks were up over 19%, despite being in the midst of a global economic recession brought on by the COVID-19 pandemic.

●

In the fourth quarter of 2020 investors looked past rising COVID-19 cases and responded positively to plans to roll out COVID-19 vaccinations globally, further fiscal stimulus in the U.S., and a post-Brexit trade agreement between the U.K. and European Union.

●

The first quarter of 2021 was a continuation of the prior quarter with investors embracing falling COVID-19 case counts, a faster than expected vaccination rollout in the U.S., more fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	Foreign stocks in both developed and emerging markets also experienced strong gains in the reporting period, aided by increasing economic activity and continued weakening of the U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and rising interest rates.

Market Commentary

For the six months beginning on October 1, 2020, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the Federal Reserve Board’s (the Fed) commitment to low interest rates, two more rounds of fiscal stimulus, rising expectations for strong economic growth, and a rebound in corporate earnings.

As a result, the broad market S&P 500® Index* delivered a gain of 19.07% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 19.04% for the period. The more economically sensitive Dow Jones Industrial Average was up 19.91% for the period. During this period small-cap stocks significantly outperformed their large cap peers, while value stocks significantly outperformed their growth peers.

The continued market recovery, additional fiscal stimulus and the conclusion of the U.S. Presidential election affected sectors differently. The energy and financial sectors fared the best for this six-month period as investors expected these sectors to benefit the most from the stimulus-boosted economic recovery and corresponding rise in interest rates. The consumer staples and utilities sectors lagged the other sectors, though they were in positive territory for the period, with the reopening of the economy favoring the more economically sensitive sectors over these more defensive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $59.19 per barrel, up 48% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stocks, as measured by the MSCI EAFE® Index, led their domestic peers, rising 20.18% for the six-month period, aided by the global economic rebound and a weaker U.S. dollar. European stocks fared better than Japanese stocks in part due to Europe deploying COVID-19 vaccines faster than Japan. Emerging-market stocks, as measured in the MSCI Emerging Markets® Index, also fared well, rising 22.43% for the period. This was despite weak returns from China after its government cut back stimulus in hopes to curb unfettered credit growth.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates to nearly zero percent and letting inflation rise above target levels until employment levels have returned to their pre-pandemic levels. Congress also continues to play its part, delivering a $900 billion stimulus bill in December 2020, delivering another $1.9 trillion in stimulus in March 2021, and promising a $2 trillion infrastructure plan before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus-fueled economic and corporate earnings recovery in 2021. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 1.74% by the end of March. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 2.73%. Investment-grade bond prices fared better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down just 1.74%. Below investment grade bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index, performed significantly better, ending the period up 7.36%, aided by investors’ strong demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
U.S. Treasury Obligations	40.0%
U.S. Government Agency Obligations and Instrumentalities	36.6%
Corporate Debt	21.3%
Non-U.S. Government Agency Obligations	11.2%
Bank Loans	2.0%
Sovereign Debt Obligations	1.0%
Municipal Obligations	0.8%
Purchased Options	0.0%
Total Long-Term Investments	112.9%
Short-Term Investments and Other Assets and Liabilities	(12.9)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Corporate Debt	36.1%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	17.1%
Non-U.S. Government Agency Obligations	10.4%
Sovereign Debt Obligations	8.1%
Bank Loans	6.1%
Purchased Options	0.0%
Municipal Obligations	0.0%
Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 60% of the Fund’s portfolio; and T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 40% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/21
JP Morgan Chase & Co.	3.2%
Wells Fargo & Co.	3.0%
Johnson & Johnson	2.9%
Comcast Corp. Class A	2.7%
UnitedHealth Group, Inc.	2.6%
Bank of America Corp.	2.5%
Cisco Systems, Inc.	2.3%
Anthem, Inc.	2.2%
Oracle Corp.	2.0%
United Parcel Service, Inc. Class B	2.0%
25.4%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/21
Financial	28.3%
Consumer, Non-cyclical	21.0%
Industrial	10.8%
Consumer, Cyclical	9.6%
Technology	8.6%
Communications	7.0%
Energy	4.8%
Utilities	4.5%
Basic Materials	4.3%
Mutual Funds	2.4%
Total Long-Term Investments	101.3%
Short-Term Investments and Other Assets and Liabilities	(1.3)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 50% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/21
JP Morgan Chase & Co.	3.0%
Johnson & Johnson	2.2%
Deere & Co.	2.2%
General Dynamics Corp.	1.7%
Cigna Corp.	1.7%
Chubb Ltd.	1.7%
Medtronic PLC	1.6%
UnitedHealth Group, Inc.	1.6%
Coca-Cola European Partners PLC	1.5%
Wells Fargo & Co.	1.5%
18.7%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/21
Financial	26.0%
Consumer, Non-cyclical	20.0%
Industrial	13.9%
Consumer, Cyclical	10.6%
Technology	8.4%
Energy	6.6%
Communications	5.9%
Basic Materials	4.4%
Utilities	3.4%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/21
Apple, Inc.	5.7%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.9%
Facebook, Inc. Class A	2.1%
Alphabet, Inc. Class A	1.8%
Alphabet, Inc. Class C	1.8%
Tesla, Inc.	1.5%
Berkshire Hathaway, Inc. Class B	1.4%
JP Morgan Chase & Co.	1.4%
Johnson & Johnson	1.3%
26.1%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/21
Technology	22.2%
Consumer, Non-cyclical	20.0%
Communications	16.0%
Financial	15.1%
Consumer, Cyclical	9.8%
Industrial	8.4%
Energy	2.8%
Utilities	2.7%
Basic Materials	2.2%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

*

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 71% of the Fund’s portfolio; and T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 29% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/21
Johnson & Johnson	4.3%
American Express Co.	4.0%
Chubb Ltd.	3.8%
Marsh & McLennan Cos., Inc.	3.8%
UnitedHealth Group, Inc.	3.6%
The TJX Cos., Inc.	3.6%
Medtronic PLC	3.5%
Northrop Grumman Corp.	3.5%
Diageo PLC	3.4%
McDonald’s Corp.	3.3%
36.8%

MassMutual Select Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	33.9%
Financial	22.4%
Industrial	14.0%
Consumer, Cyclical	10.4%
Basic Materials	6.7%
Technology	6.1%
Utilities	2.7%
Communications	2.2%
Energy	1.9%
Mutual Funds	1.2%
Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 53% of the Fund’s portfolio; and Westfield Capital Management Company, L.P. (Westfield), which was responsible for approximately 47% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/21
CDW Corp./DE	3.2%
Seagen, Inc.	2.9%
KLA Corp.	2.9%
TransUnion	2.8%
IDEXX Laboratories, Inc.	2.5%
BWX Technologies, Inc.	2.2%
Hamilton Lane, Inc. Class A	2.1%
Burlington Stores, Inc.	2.1%
J.B. Hunt Transport Services, Inc.	2.0%
Fortune Brands Home & Security, Inc.	2.0%
24.7%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	27.9%
Technology	22.6%
Industrial	15.3%
Consumer, Cyclical	13.7%
Communications	11.7%
Financial	6.5%
Mutual Funds	1.6%
Basic Materials	1.0%
Total Long-Term Investments	100.3%
Short-Term Investments and Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 54% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 46% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/21
Amazon.com, Inc.	9.0%
Facebook, Inc. Class A	6.5%
Microsoft Corp.	4.9%
Alphabet, Inc. Class C	4.7%
Visa, Inc. Class A	4.1%
Alibaba Group Holding Ltd. Sponsored ADR	3.4%
NVIDIA Corp.	2.7%
Apple, Inc.	2.7%
salesforce.com, Inc.	2.5%
Deere & Co.	2.4%
42.9%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/21
Communications	35.2%
Technology	26.8%
Consumer, Non-cyclical	17.9%
Financial	7.5%
Industrial	6.6%
Consumer, Cyclical	5.0%
Energy	0.7%
Basic Materials	0.2%
Mutual Funds	0.2%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 51% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 49% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/21
Visa, Inc. Class A	6.0%
Uber Technologies, Inc.	5.5%
Netflix, Inc.	5.2%
Sea Ltd. ADR	4.9%
Amazon.com, Inc.	4.8%
Twilio, Inc. Class A	4.8%
ServiceNow, Inc.	4.6%
Microsoft Corp.	4.1%
Match Group, Inc.	4.1%
Square, Inc. Class A	3.6%
47.6%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/21
Communications	31.6%
Technology	31.4%
Consumer, Non-cyclical	19.3%
Financial	9.8%
Consumer, Cyclical	5.0%
Mutual Funds	1.7%
Industrial	1.3%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century), which managed approximately 35% of the Fund’s portfolio; Thompson, Siegel & Walmsley LLC (TSW), which managed approximately 35% of the Fund’s portfolio; and PanAgora Asset Management, Inc. (PanAgora), which was responsible for approximately 30% of the Fund’s portfolio, as of March 31, 2021. Effective March 31, 2021, TSW and PanAgora were added as subadvisers of the Fund.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/21
Arch Capital Group Ltd.	1.5%
Dollar Tree, Inc.	1.4%
NiSource, Inc.	1.1%
HP, Inc.	1.1%
Ameriprise Financial, Inc.	1.1%
Post Holdings, Inc.	1.0%
Zimmer Biomet Holdings, Inc.	0.9%
Fidelity National Financial, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
Evergy, Inc.	0.8%
10.7%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/21
Financial	24.4%
Consumer, Non-cyclical	17.8%
Industrial	14.2%
Consumer, Cyclical	12.6%
Utilities	9.3%
Communications	6.8%
Technology	5.5%
Energy	3.8%
Basic Materials	3.4%
Mutual Funds	0.4%
Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 54% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 46% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/21
Adient PLC	1.8%
Darling Ingredients, Inc.	1.8%
WillScot Mobile Mini Holdings Corp.	1.8%
Primoris Services Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
The Greenbrier Cos., Inc.	1.6%
Allegheny Technologies, Inc.	1.6%
Brooks Automation, Inc.	1.5%
MGIC Investment Corp.	1.5%
Gentherm, Inc.	1.4%
16.3%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/21
Industrial	28.7%
Financial	24.1%
Consumer, Non-cyclical	13.2%
Consumer, Cyclical	9.8%
Technology	8.9%
Basic Materials	6.2%
Utilities	2.7%
Communications	2.2%
Energy	1.6%
Mutual Funds	1.2%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 69% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which oversaw approximately 31% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/21
BankUnited, Inc.	1.6%
Graphic Packaging Holding Co.	1.3%
Pacific Premier Bancorp, Inc.	1.3%
Independent Bank Group, Inc.	1.2%
Korn Ferry	1.2%
REV Group, Inc.	1.1%
Belden, Inc.	1.1%
Stifel Financial Corp.	1.0%
KB Home	1.0%
Kulicke & Soffa Industries, Inc.	1.0%
11.8%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/21
Financial	31.9%
Consumer, Cyclical	23.5%
Industrial	16.9%
Consumer, Non-cyclical	8.9%
Basic Materials	5.0%
Technology	4.9%
Energy	3.5%
Communications	2.4%
Utilities	1.6%
Mutual Funds	0.2%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/21
SolarEdge Technologies, Inc.	0.6%
Bio-Techne Corp.	0.6%
Cognex Corp.	0.6%
PTC, Inc.	0.6%
Charles River Laboratories International, Inc.	0.6%
Fair Isaac Corp.	0.6%
Williams-Sonoma, Inc.	0.6%
Molina Healthcare, Inc.	0.6%
Signature Bank	0.6%
XPO Logistics, Inc.	0.5%
5.9%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/21
Financial	24.1%
Industrial	20.0%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	15.8%
Technology	8.0%
Basic Materials	4.2%
Utilities	3.1%
Communications	3.0%
Energy	2.6%
Mutual Funds	0.3%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

*

The “S&P MidCap 400 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/21
Penn National Gaming, Inc.	0.6%
Caesars Entertainment, Inc.	0.6%
Plug Power, Inc.	0.5%
Darling Ingredients, Inc.	0.4%
Novavax, Inc.	0.4%
GameStop Corp. Class A	0.4%
Lithia Motors, Inc. Class A	0.4%
Sunrun, Inc.	0.3%
Builders FirstSource, Inc.	0.3%
RH	0.3%
4.2%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	24.7%
Financial	21.6%
Consumer, Cyclical	16.1%
Industrial	13.6%
Technology	10.0%
Communications	4.1%
Basic Materials	3.6%
Energy	3.5%
Utilities	2.8%
Mutual Funds	2.2%
Government	0.0%
Diversified	0.0%
Total Long-Term Investments	102.2%
Short-Term Investments and Other Assets and Liabilities	(2.2)%
Net Assets	100.0%

*

The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell 2000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 75% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 25% of the Fund’s portfolio, as of March 31, 2021.

Except as noted below, the MassMutual Select Mid Cap Growth Fund has not been available for purchase by new investors since August 15, 2018. Customers who were invested in the Fund on August 15, 2018 will continue to be able to invest. Investment products and programs offered by MassMutual and by Empower Retirement, LLC or their respective affiliates, including, but not limited to, certain separate investment accounts, mutual funds, collective trust funds, qualified and non-qualified retirement plans, and IRA customers, as well as other institutional investors and programs sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm, may be able to purchase the Fund at the discretion of MML Advisers. Sales of Fund shares may be further restricted or reopened in the future.

MassMutual Select Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/21
Microchip Technology, Inc.	2.3%
Hologic, Inc.	2.2%
Teleflex, Inc.	2.0%
Ball Corp.	1.9%
Agilent Technologies, Inc.	1.6%
Catalent, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Ingersoll Rand, Inc.	1.4%
Textron, Inc.	1.3%
The Cooper Cos., Inc.	1.3%
17.1%

MassMutual Select Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	31.6%
Technology	19.5%
Consumer, Cyclical	16.8%
Industrial	15.2%
Communications	6.2%
Financial	6.0%
Basic Materials	1.1%
Utilities	1.0%
Energy	0.5%
Mutual Funds	0.3%
Diversified	0.1%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 62% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 38% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/21
MKS Instruments, Inc.	1.1%
Lattice Semiconductor Corp.	1.0%
Manhattan Associates, Inc.	1.0%
Herc Holdings, Inc.	0.9%
Freshpet, Inc.	0.9%
ITT, Inc.	0.9%
Repligen Corp.	0.9%
Wolverine World Wide, Inc.	0.9%
Tower Semiconductor Ltd.	0.8%
Louisiana-Pacific Corp.	0.8%
9.2%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	27.8%
Technology	17.3%
Industrial	17.2%
Consumer, Cyclical	15.4%
Financial	12.1%
Communications	4.0%
Basic Materials	1.6%
Energy	1.5%
Mutual Funds	1.3%
Utilities	0.3%
Diversified	0.2%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/21
Nestle SA Registered	1.9%
ASML Holding NV	1.6%
Roche Holding AG	1.4%
Novartis AG Registered	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Toyota Motor Corp.	1.0%
AIA Group Ltd.	0.9%
Unilever PLC	0.9%
SoftBank Group Corp.	0.8%
Sony Corp.	0.8%
11.5%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	24.2%
Financial	19.9%
Industrial	13.8%
Consumer, Cyclical	13.7%
Basic Materials	6.9%
Technology	5.8%
Communications	5.8%
Energy	3.6%
Utilities	3.5%
Mutual Funds	0.7%
Diversified	0.2%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

*

The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 59% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 41% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/21
Bayer AG Registered	2.5%
Intesa Sanpaolo SpA	2.3%
Roche Holding AG	2.1%
Nestle SA Registered	2.1%
Lloyds Banking Group PLC	1.9%
Schneider Electric SE	1.9%
SAP SE	1.8%
Bayerische Motoren Werke AG	1.7%
Daimler AG Registered	1.6%
Air Liquide SA	1.6%
19.5%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	27.1%
Financial	20.5%
Consumer, Cyclical	14.5%
Industrial	14.5%
Basic Materials	7.0%
Technology	7.0%
Communications	5.1%
Energy	1.7%
Mutual Funds	1.6%
Utilities	0.5%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd (T. Rowe Price International), T. Rowe Price Hong Kong Limited (T. Rowe Price Hong Kong), and T. Rowe Price Singapore Private Ltd. (T. Rowe Price Singapore) serves as a sub-subadviser for the Fund. T. Rowe Price Singapore was added as a sub-subadviser to the Fund on April 1, 2021.

Except as noted below, the MassMutual Select T. Rowe Price International Equity Fund has not been available for purchase by new or existing investors since October 29, 2020. The MassMutual Select T. Rowe Price Retirement Funds will continue to be able to purchase shares of the Fund. No other new or existing customers will be able to make purchases of the Fund, except that existing customers may continue to reinvest any dividends and capital gains distributions. Purchases of Fund shares may be further restricted or reopened in the future.

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/21
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Samsung Electronics Co. Ltd.	3.0%
Tencent Holdings Ltd.	1.7%
Alibaba Group Holding Ltd. Sponsored ADR	1.4%
ASML Holding NV	1.3%
Nestle SA Registered	1.3%
Nippon Telegraph & Telephone Corp.	1.2%
Koninklijke Philips NV	1.1%
Roche Holding AG	1.1%
Sanofi	1.1%
16.5%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/21
Financial	21.7%
Consumer, Non-cyclical	21.3%
Communications	12.1%
Technology	11.4%
Consumer, Cyclical	10.4%
Industrial	10.1%
Basic Materials	6.1%
Energy	2.9%
Mutual Funds	1.8%
Utilities	1.8%
Diversified	0.2%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 112.9%
BANK LOANS — 2.0%
Aerospace & Defense — 0.1%
Spin Holdco, Inc., 2021 Term Loan,
0.000% 3/01/28 (a)	$200,000	$198,142
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.359% VRN 5/30/25	294,260	287,978
		486,120
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.859% VRN 1/29/27	123,750	112,697
Auto Parts & Equipment — 0.0%
Clarios Global LP, USD Term Loan B, 1 mo. USD LIBOR + 3.500%
3.609% VRN 4/30/26	242,411	239,683
Chemicals — 0.1%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	714,452	705,521
Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
2.500% VRN 1/15/25	70,325	70,030
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. USD LIBOR + 1.750%
2.004% VRN 10/06/23	2,410,000	2,403,107
		2,473,137
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.110% VRN 12/27/24	97,236	96,628
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 10/15/25	153,233	152,395
		249,023
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 6/28/24	97,222	97,222
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	209,910	209,910
		307,132

	Principal Amount	Value
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	$320,927	$318,966
Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	673,313	672,976
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	782,044	776,508
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.859% VRN 1/17/25	160,428	159,425
		935,933
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 2/17/28	972,563	964,665
Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 12/23/24	748,067	736,532
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.860% VRN 2/01/27	98,747	98,204
CSC Holdings LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.250%
2.356% VRN 7/17/25	174,547	171,965
2018 Incremental Term Loan, 1 mo. USD LIBOR + 2.250%
2.356% VRN 1/15/26	421,400	415,079
Sinclair Television Group, Inc., Term Loan B2, 1 mo. USD LIBOR + 2.250%
2.360% VRN 1/03/24	400,000	397,000
		1,082,248
Packaging & Containers — 0.1%
Berry Global, Inc.
2021 Term Loan Z,
0.000% 7/01/26 (a)	375,000	371,659

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan Y, 1 mo. USD LIBOR + 2.000%
2.106% VRN 7/01/26	$727,987	$721,501
		1,093,160
Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%, 3 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	269,177	268,749
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.865% VRN 8/01/27	1,043,717	1,029,178
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.081% VRN 11/15/27	773,438	764,388
Horizon Therapeutics USA, Inc., 2021 Term Loan B,
0.000% 2/26/28 (a)	500,000	498,250
		2,560,565
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.861% VRN 12/20/24	125,000	123,494
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.859% VRN 11/19/26	372,598	365,497
Software — 0.0%
SS&C Technologies European Holdings S.A.R.L., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.859% VRN 4/16/25	28,148	27,823
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. USD LIBOR + 1.750%
1.859% VRN 4/16/25	37,182	36,751
		64,574
Telecommunications — 0.5%
CenturyLink, Inc.
2020 Term Loan A, 1 mo. USD LIBOR + 2.000%
2.109% VRN 1/31/25	234,375	232,149
2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.359% VRN 3/15/27	644,867	637,329

	Principal Amount	Value
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.359% VRN 4/06/26	$295,500	$293,299
Intelsat Jackson Holdings S.A., 2017 Term Loan B5,
0.000% 1/02/24 (a)	250,000	254,765
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 3/01/27	1,460,000	1,439,925
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.860% VRN 4/11/25	486,250	480,152
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD LIBOR + 2.000%
2.106% VRN 4/30/28	300,000	295,950
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 3/09/27	962,204	953,765
		4,587,334

TOTAL BANK LOANS (Cost $17,986,965)		18,079,257

CORPORATE DEBT — 21.3%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	1,855,000	1,864,400
Agriculture — 0.5%
BAT Capital Corp.
2.726% 3/25/31	645,000	625,979
4.390% 8/15/37	340,000	355,752
4.540% 8/15/47	1,845,000	1,852,806
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,364,063
		4,198,600
Airlines — 0.4%
Continental Airlines, Inc.
5.983% 10/19/23	2,464,187	2,515,186
US Airways, Inc.
7.125% 4/22/25	777,212	799,579
		3,314,765
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	3,255,000	3,255,000
3 mo. USD LIBOR + .880% 1.104% FRN 10/12/21	455,000	452,807
3.339% 3/28/22	955,000	965,744
3.813% 10/12/21	520,000	525,520

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 9/20/22	$435,000	$448,633
General Motors Co.
4.875% 10/02/23	150,000	164,205
General Motors Financial Co., Inc.
3.150% 6/30/22	805,000	827,548
3.200% 7/06/21	330,000	331,433
3.450% 4/10/22	1,720,000	1,760,365
3.550% 7/08/22	410,000	424,702
4.200% 11/06/21	245,000	250,286
4.375% 9/25/21	995,000	1,013,421
		10,419,664
Banks — 3.2%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	1,915,000	1,916,875
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	595,000	611,268
Citigroup, Inc. SOFR + .765%
1.122% VRN 1/28/27	855,000	835,959
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	445,000	452,062
4.550% 4/17/26	785,000	877,842
Discover Bank
4.200% 8/08/23	1,120,000	1,208,382
Fifth Third Bancorp
2.550% 5/05/27	1,100,000	1,143,747
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (b)	200,000	207,894
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,273,409
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	885,000	949,387
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	405,000	443,118
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	1,520,000	1,495,065
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,345,457
3 mo. USD LIBOR + 1.140% 2.633% VRN 11/07/25	295,000	308,278
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	440,000	451,739
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	1,665,000	1,806,304

	Principal Amount	Value
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	$1,000,000	$992,522
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	885,000	903,597
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	445,000	460,937
4.050% 8/16/23	415,000	447,945
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (b)	920,000	902,320
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,822,417
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	292,712
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	577,856
Santander UK PLC
5.000% 11/07/23 (b)	1,390,000	1,522,039
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	620,000	639,086
SOFR + 2.100% 2.393% VRN 6/02/28	1,060,000	1,085,940
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	75,000	77,206
SOFR + 2.530% 3.068% VRN 4/30/41	1,300,000	1,271,263
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,465,623
		28,788,249
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,215,000	2,623,492
Bacardi Ltd.
5.300% 5/15/48 (b)	275,000	337,259
		2,960,751
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	1,080,000	1,324,804
Nutrition & Biosciences, Inc.
3.468% 12/01/50 (b)	695,000	679,043
		2,003,847
Commercial Services — 0.3%
Gartner, Inc.
3.750% 10/01/30 (b)	660,000	653,400

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IHS Markit Ltd.
4.000% 3/01/26 (b)	$399,000	$439,299
4.750% 2/15/25 (b)	505,000	565,348
4.750% 8/01/28	750,000	866,280
5.000% 11/01/22 (b)	335,000	352,872
		2,877,199
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28	265,000	277,532
4.125% 7/03/23	220,000	233,373
Air Lease Corp.
3.250% 3/01/25	950,000	1,000,602
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	860,000	856,529
3.950% 7/01/24 (b)	380,000	397,178
5.125% 10/01/23 (b)	105,000	111,927
5.250% 5/15/24 (b)	110,000	118,794
Discover Financial Services
3.950% 11/06/24	150,000	163,407
GE Capital Funding LLC
4.400% 5/15/30 (b)	875,000	989,977
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	3,238,000	3,711,122
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	700,000	731,045
5.250% 8/15/22 (b)	785,000	824,088
5.500% 2/15/24 (b)	265,000	288,044
		9,703,618
Electric — 1.3%
AEP Texas, Inc.
3.850% 10/01/25 (b)	2,000,000	2,182,487
Ameren Illinois Co.
3.700% 12/01/47	480,000	513,188
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,179,267
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	781,520
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,351,961
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,416,829
5.450% 7/15/44 (b)	600,000	691,564
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	1,041,311
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,190,347

	Principal Amount	Value
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	$250,000	$251,250
		11,599,724
Engineering & Construction — 0.0%
PowerTeam Services LLC
9.033% 12/04/25 (b)	257,000	285,347
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.250% 7/01/25 (b)	266,000	282,971
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	257,000	258,927
		541,898
Environmental Controls — 0.1%
GFL Environmental, Inc.
3.750% 8/01/25 (b)	500,000	507,500
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	303,000	310,196
		817,696
Food — 0.4%
Kraft Heinz Foods Co.
4.875% 10/01/49	815,000	911,581
5.000% 6/04/42	530,000	595,061
5.200% 7/15/45	750,000	865,253
The Kroger Co.
4.450% 2/01/47	885,000	995,032
Pilgrim’s Pride Corp.
5.875% 9/30/27 (b)	75,000	80,377
		3,447,304
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,721,906
Health Care – Services — 0.8%
Aetna, Inc.
3.500% 11/15/24	500,000	539,955
Centene Corp.
4.250% 12/15/27	435,000	457,381
CommonSpirit Health
2.782% 10/01/30	455,000	460,048
HCA, Inc.
4.125% 6/15/29	1,262,000	1,397,678
5.000% 3/15/24	975,000	1,084,757
5.125% 6/15/39	650,000	776,615
5.250% 4/15/25	644,000	735,005
5.250% 6/15/49	485,000	591,656
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	417,000	427,946

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% STEP 11/15/22	$460,000	$482,328
		6,953,369
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	23,210
Spectrum Brands, Inc.
5.750% 7/15/25	500,000	515,625
		538,835
Insurance — 1.0%
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	3,290,000	3,985,119
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (b)	350,000	441,989
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	4,241,717
		8,668,825
Media — 1.1%
Cable One, Inc.
4.000% 11/15/30 (b)	900,000	890,280
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	589,000	600,309
5.375% 6/01/29 (b)	211,000	226,298
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	541,155
4.908% 7/23/25	1,105,000	1,253,246
5.375% 4/01/38	5,000	5,908
5.375% 5/01/47	180,000	208,618
CSC Holdings LLC
5.375% 2/01/28 (b)	125,000	131,406
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	650,000	467,844
Time Warner Cable, Inc.
5.875% 11/15/40	1,270,000	1,573,768
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	1,200,000	1,210,500
5.500% 5/15/29 (b)	541,000	574,136
The Walt Disney Co.
2.650% 1/13/31	875,000	889,610
3.600% 1/13/51	805,000	849,365
		9,422,443

	Principal Amount	Value
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (b)	$400,000	$414,469
Miscellaneous - Manufacturing — 0.3%
General Electric Co.
4.250% 5/01/40	850,000	937,210
5.875% 1/14/38	716,000	925,479
6.750% 3/15/32	890,000	1,193,117
		3,055,806
Oil & Gas — 1.2%
Antero Resources Corp.
8.375% 7/15/26 (b)	125,000	137,813
Equinor ASA
3.700% 4/06/50	1,065,000	1,127,492
Exxon Mobil Corp.
3.452% 4/15/51	1,020,000	1,018,975
4.327% 3/19/50	955,000	1,092,872
KazMunayGas National Co. JSC
3.500% 4/14/33 (b)	200,000	204,627
3.500% 4/14/33 (b)	200,000	204,627
5.750% 4/19/47 (b)	200,000	237,020
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	340,000
Pertamina Persero PT
3.100% 8/27/30 (b)	875,000	878,664
Petrobras Global Finance BV
5.093% 1/15/30	192,000	199,469
Petroleos del Peru SA
4.750% 6/19/32 (b)	400,000	423,200
Petroleos Mexicanos
5.950% 1/28/31	860,000	825,600
6.625% 6/15/35	2,100,000	1,995,000
7.690% 1/23/50	710,000	662,075
Petronas Capital Ltd.
3.500% 4/21/30 (b)	200,000	213,922
Saudi Arabian Oil Co.
4.250% 4/16/39 (b)	200,000	215,276
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	246,500	215,688
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	291,450	275,420
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	233,000	215,364
		10,483,104
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	102,600	97,470

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USA Compression Partners LP / USA Compression Finance Corp.
6.875% 4/01/26	$70,000	$71,794
6.875% 9/01/27	217,000	223,510
		392,774
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b)	170,000	174,513
Ball Corp.
4.000% 11/15/23	200,000	212,625
Berry Global, Inc.
1.570% 1/15/26 (b)	820,000	807,323
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	70,000	71,091
OI European Group BV
4.000% 3/15/23 (b)	75,000	76,875
Sealed Air Corp.
4.000% 12/01/27 (b)	70,000	71,663
Trivium Packaging Finance BV
5.500% 8/15/26 (b)	995,000	1,043,506
		2,457,596
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.250% 11/21/49	530,000	597,106
4.450% 5/14/46	1,395,000	1,602,910
4.550% 3/15/35	576,000	667,547
Bausch Health Cos., Inc.
7.000% 3/15/24 (b)	136,000	139,128
Bayer US Finance II LLC
4.250% 12/15/25 (b)	1,275,000	1,418,333
4.375% 12/15/28 (b)	2,735,000	3,086,275
4.625% 6/25/38 (b)	1,310,000	1,500,374
4.875% 6/25/48 (b)	220,000	261,550
Cigna Corp.
3.400% 3/15/51	210,000	206,131
4.125% 11/15/25	2,000,000	2,229,125
CVS Health Corp.
3.250% 8/15/29	5,000	5,282
5.050% 3/25/48	2,820,000	3,451,075
		15,164,836
Pipelines — 1.0%
Energy Transfer Operating LP
4.950% 6/15/28	1,291,000	1,443,942
5.500% 6/01/27	264,000	304,306
Energy Transfer Partners LP
5.950% 10/01/43	750,000	831,236

	Principal Amount	Value
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	$200,000	$193,750
Kinder Morgan, Inc.
5.550% 6/01/45	1,000,000	1,186,647
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	228,000	250,122
4.650% 10/15/25	272,000	297,923
Rockies Express Pipeline LLC
4.950% 7/15/29 (b)	1,000,000	1,021,234
6.875% 4/15/40 (b)	745,000	804,600
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	600,000	709,476
Sunoco Logistics Partners Operations LP
5.350% 5/15/45	370,000	387,227
5.400% 10/01/47	1,275,000	1,361,373
		8,791,836
Real Estate Investment Trusts (REITS) — 1.2%
Boston Properties LP
3.850% 2/01/23	1,000,000	1,050,702
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	920,000	850,172
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	60,000	62,415
5.250% 6/01/25	500,000	560,540
5.300% 1/15/29	620,000	694,989
5.375% 4/15/26	1,755,000	1,969,479
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	450,000	483,016
SL Green Operating Partnership LP
3.250% 10/15/22	1,000,000	1,031,471
Ventas Realty LP
3.750% 5/01/24	1,050,000	1,132,852
3.850% 4/01/27	1,000,000	1,104,426
Welltower, Inc.
3.750% 3/15/23	1,300,000	1,372,566
		10,312,628
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc.
3.500% 2/15/29 (b)	450,000	438,187
Savings & Loans — 0.2%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	639,501

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	$805,000	$850,310
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	323,847
		1,813,658
Semiconductors — 0.1%
Intel Corp.
4.100% 5/19/46	565,000	644,207
4.750% 3/25/50	490,000	613,794
		1,258,001
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	325,000	331,289
Oracle Corp.
2.875% 3/25/31	850,000	865,745
3.950% 3/25/51	1,355,000	1,389,429
SS&C Technologies, Inc.
5.500% 9/30/27 (b)	320,000	340,480
		2,926,943
Telecommunications — 2.5%
AT&T, Inc.
3.500% 9/15/53 (b)	1,216,000	1,118,352
3.800% 12/01/57 (b)	4,820,000	4,564,978
4.500% 5/15/35	110,000	123,950
4.750% 5/15/46	100,000	114,292
4.850% 3/01/39	366,000	424,002
5.250% 3/01/37	850,000	1,023,537
Intelsat Jackson Holdings SA
8.500% 10/15/24 (b) (c)	378,000	236,997
9.750% 7/15/25 (b) (c)	1,379,000	851,532
Sprint Corp.
7.875% 9/15/23	74,000	84,545
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	242,500	244,319
4.738% 9/20/29 (b)	3,445,000	3,688,561
5.152% 9/20/29 (b)	700,000	798,000
T-Mobile USA, Inc.
2.250% 2/15/26	840,000	846,040
2.550% 2/15/31 (b)	955,000	933,732
3.750% 4/15/27 (b)	365,000	398,960
3.875% 4/15/30 (b)	420,000	457,687
4.375% 4/15/40 (b)	840,000	933,290
4.500% 2/01/26	400,000	409,250
4.750% 2/01/28	175,000	187,014
6.000% 3/01/23	94,000	94,587
6.000% 4/15/24	279,000	281,092

	Principal Amount	Value
Verizon Communications, Inc.
2.100% 3/22/28	$455,000	$457,361
2.550% 3/21/31	1,375,000	1,371,333
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,493,822
5.250% 5/30/48	1,000,000	1,246,441
		22,383,674
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA
3.650% 5/07/30 (b)	200,000	216,971

TOTAL CORPORATE DEBT (Cost $182,262,305)		190,238,923

MUNICIPAL OBLIGATIONS — 0.8%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	954,901
Commonwealth of Massachusetts, General Obligation
3.000% 3/01/49	450,000	471,063
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	369,745
New York City Transitional Finance Authority, Revenue Bond
5.508% 8/01/37	985,000	1,286,728
New York City Water & Sewer System
Revenue Bond, 4.000% 6/15/50	65,000	75,838
Revenue Bond, 4.000% 6/15/50	400,000	463,570
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	600,000	714,200
New York State Urban Development Corp., Revenue Bond
4.000% 3/15/43	790,000	899,700
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	1,990,000	1,985,454
		7,221,199

TOTAL MUNICIPAL OBLIGATIONS (Cost $7,218,087)		7,221,199

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%
Commercial Mortgage-Backed Securities — 1.3%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (b) (d)	$1,280,000	$1,440,228
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	420,000	440,124
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	945,000	1,055,233
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	805,000	832,199
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	895,987
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (d)	860,000	900,013
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	938,429
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	900,000	969,001
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	1,030,000	1,049,412
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	840,000	876,161
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	1,097,105
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (b) (d)	640,000	670,619
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (d)	50,000	48,489
		11,213,000
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
0.844% FRN 10/25/35	4,349,938	4,294,961

	Principal Amount	Value
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .440%
0.549% FRN 1/25/36	$1,379,870	$1,318,302
		5,613,263
Other Asset-Backed Securities — 3.7%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
1.605% FRN 10/15/31 (b)	2,075,000	2,078,739
Ajax Mortgage Loan Trust, Series 2019-,Class A1,
2.860% STEP 7/25/59 (b)	3,241,663	3,178,126
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
1.024% FRN 1/20/28 (b)	3,323,619	3,323,872
BSPRT Issuer Ltd.
Series 2018-FL4, Class A, 1 mo. USD LIBOR + 1.050% 1.156% FRN 9/15/35 (b)	1,564,691	1,565,168
Series 2018-FL3, Class A, 1.465% 3/15/28	2,367,000	2,365,578
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 0.269% FRN 1/25/34	20,637	20,509
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 0.964% FRN 8/25/34	320,177	317,315
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR3, 3 mo. USD LIBOR + 1.000%
1.241% FRN 4/15/29 (b)	1,476,000	1,476,065
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
0.829% FRN 10/25/35	528,545	525,733
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
1.322% FRN 10/29/29 (b)	2,100,000	2,100,876
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
0.694% FRN 1/25/36	3,307,581	3,261,176
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (b)	1,161,200	1,161,387
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
0.909% FRN 10/25/35	169,678	168,537
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (b)	1,489,000	1,489,202

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580% 0.689% FRN 1/25/36	$3,150,501	$3,061,124
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580% 0.689% FRN 2/25/36	2,997,343	2,908,368
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
1.220% FRN 4/20/34 (b)	2,435,000	2,435,241
TRTX Issuer Ltd., Series 2019-FL3, Class A, 1 mo. USD LIBOR + 1.150%
1.258% FRN 10/15/34 (b)	1,609,000	1,610,479
		33,047,495
Student Loans Asset-Backed Securities — 2.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.809% FRN 7/25/56 (b)	1,943,458	1,955,679
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
0.909% FRN 4/26/32 (b)	3,905,572	3,932,778
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 0.709% FRN 2/26/29	1,525,825	1,522,654
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.759% FRN 5/26/26	2,803,325	2,831,278
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.068% FRN 7/25/73	3,735,000	3,738,017
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.468% FRN 10/25/83	3,630,000	3,655,832
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
0.388% FRN 4/25/40 (b)	2,576,848	2,525,435
		20,161,673
Whole Loan Collateral Collateralized Mortgage Obligations — 3.4%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
0.509% FRN 3/25/46	2,104,283	1,947,621
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
3.320% VRN 5/25/35 (d)	1,848,620	1,766,013

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2,
2.582% VRN 3/25/36 (d)	$4,766	$4,513
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (d)	2,525,580	2,707,235
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
2.294% VRN 11/25/35 (d)	2,028,211	1,831,411
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.310% FRN 11/19/36	3,351,364	2,835,934
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 0.310% FRN 8/19/37	3,393,105	2,942,903
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
0.629% FRN 1/25/36	4,465,329	4,354,846
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
2.803% VRN 8/25/35 (d)	223,999	223,470
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.200% VRN 4/25/34 (d)	504,910	496,810
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%
1.129% FRN 6/26/47 (b)	859,404	844,304
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
0.479% FRN 8/25/36	725,424	673,329
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	2,368,112	2,334,779
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
0.569% FRN 2/25/36	2,865,766	2,637,466
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 0.729% FRN 1/25/45	965,272	958,391
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,917,651	2,203,646

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
2.730% VRN 4/25/37 (d)	$1,463,701	$1,370,324
		30,132,995

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $98,933,178)		100,168,426

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	647,000	663,649
Brazilian Government International Bond
3.875% 6/12/30	730,000	707,553
Chile Government International Bond
2.550% 1/27/32	200,000	201,454
Colombia Government International Bond
3.000% 1/30/30	400,000	391,292
4.500% 1/28/26	200,000	219,428
5.200% 5/15/49	200,000	219,252
Dominican Republic International Bond
4.500% 1/30/30 (b)	440,000	444,400
Egypt Government International Bond
7.600% 3/01/29 (b)	200,000	212,724
Indonesia Government International Bond
2.850% 2/14/30	300,000	305,407
Mexico Government International Bond
2.659% 5/24/31	1,133,000	1,067,671
Panama Government International Bond
2.252% 9/29/32	200,000	190,102
3.160% 1/23/30	400,000	415,968
Peruvian Government International Bond
1.862% 12/01/32	100,000	90,932
2.844% 6/20/30	276,000	279,599
4.125% 8/25/27	254,000	283,253
Philippine Government International Bond
2.457% 5/05/30	200,000	201,994
Qatar Government International Bond
4.500% 4/23/28 (b)	600,000	699,096

	Principal Amount	Value
Republic of South Africa Government International Bond
4.850% 9/30/29	$400,000	$402,144
4.875% 4/14/26	200,000	210,000
Republic of Turkey International Bond
3.250% 3/23/23	200,000	192,122
Romanian Government International Bond
3.000% 2/14/31 (b)	270,000	269,718
Saudi Government International Bond
3.250% 10/22/30 (b)	200,000	210,488
3.625% 3/04/28 (b)	200,000	217,250
3.750% 1/21/55 (b)	200,000	195,840
4.500% 10/26/46 (b)	200,000	219,758
		8,511,094

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,683,748)		8,511,094

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.6%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,423,698
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	1,279,982	1,349,651
Series 2018-54, Class KA, 3.500% 1/25/47	1,544,856	1,600,230
Series 2018-55, Class PA, 3.500% 1/25/47	1,603,008	1,662,811
Series 2018-38, Class PA, 3.500% 6/25/47	1,883,174	1,966,763
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	1,020,785	1,090,478
Series 2019-15, Class GT, 3.500% 2/20/49	1,369,829	1,461,701
		11,555,332
Pass-Through Securities — 35.3%
Federal Home Loan Mortgage Corp.
Pool #G18596 3.000% 4/01/31	445,568	473,005
Pool #G18691 3.000% 6/01/33	176,592	186,639
Pool #G08710 3.000% 6/01/46	103,827	109,162
Pool #G08715 3.000% 8/01/46	2,182,832	2,295,007

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08721 3.000% 9/01/46	$296,875	$312,039
Pool #G08726 3.000% 10/01/46	3,964,010	4,166,482
Pool #G08732 3.000% 11/01/46	2,777,476	2,918,474
Pool #G08741 3.000% 1/01/47	1,814,793	1,906,921
Pool #G18713 3.500% 11/01/33	1,404,386	1,498,782
Pool #G16756 3.500% 1/01/34	544,934	585,138
Pool #G60038 3.500% 1/01/44	863,432	936,916
Pool #G07848 3.500% 4/01/44	6,094,758	6,650,128
Pool #G07924 3.500% 1/01/45	1,919,476	2,082,312
Pool #G60138 3.500% 8/01/45	3,644,103	3,967,053
Pool #G08711 3.500% 6/01/46	1,873,095	2,006,680
Pool #G08716 3.500% 8/01/46	2,724,562	2,918,872
Pool #G67703 3.500% 4/01/47	2,639,467	2,857,608
Pool #G08792 3.500% 12/01/47	2,326,187	2,464,462
Pool #G67706 3.500% 12/01/47	2,184,055	2,361,146
Pool #G67707 3.500% 1/01/48	2,369,962	2,567,404
Pool #G67708 3.500% 3/01/48	4,881,648	5,250,010
Pool #G67709 3.500% 3/01/48	6,111,691	6,597,700
Pool #G67711 4.000% 3/01/48	742,675	816,599
Pool #G67713 4.000% 6/01/48	2,103,038	2,296,596
Pool #G67714 4.000% 7/01/48	2,783,989	3,059,359
Pool #G67717 4.000% 11/01/48	2,469,105	2,712,558
Pool #G08843 4.500% 10/01/48	1,265,737	1,379,173
Pool #G08826 5.000% 6/01/48	442,382	490,261
Pool #G08844 5.000% 10/01/48	154,056	170,426
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	1,197,116	1,211,529
Pool #MA4152 2.000% 10/01/40	4,220,899	4,271,718
Pool #MA4176 2.000% 11/01/40	3,059,263	3,098,008
Pool #BL6060 2.455% 4/01/40	1,265,000	1,230,659
Pool #MA3029 3.000% 6/01/32	462,370	489,529
Pool #MA1607 3.000% 10/01/33	2,833,951	3,008,564
Pool #MA3811 3.000% 10/01/49	1,245,538	1,272,459
Pool #AB4262 3.500% 1/01/32	1,972,441	2,107,423
Pool #MA1148 3.500% 8/01/42	4,352,344	4,753,562
Pool #CA0996 3.500% 1/01/48	136,387	146,488
Pool #MA3276 3.500% 2/01/48	367,072	388,637
Pool #MA3305 3.500% 3/01/48	1,221,282	1,292,647
Pool #MA3332 3.500% 4/01/48	50,052	52,977
Pool #CA3633 3.500% 6/01/49	1,195,342	1,289,845
Pool #MA2995 4.000% 5/01/47	1,079,678	1,173,552
Pool #AS9830 4.000% 6/01/47	675,847	733,554
Pool #MA3027 4.000% 6/01/47	962,862	1,045,076
Pool #AS9972 4.000% 7/01/47	679,358	735,879
Pool #AL9106 4.500% 2/01/46	450,218	499,127
Pool #CA1710 4.500% 5/01/48	1,976,547	2,149,638
Pool #CA1711 4.500% 5/01/48	36,838	40,184
Pool #CA2208 4.500% 8/01/48	1,612,624	1,758,078

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	$2,762,151	$2,914,988
Pool #MA4836 3.000% 11/20/47	2,113,751	2,225,427
Pool #MA6209 3.000% 10/20/49	1,348,098	1,375,087
Pool #MA4127 3.500% 12/20/46	1,880,293	2,012,897
Pool #MA4382 3.500% 4/20/47	351,361	373,725
Pool #MA4719 3.500% 9/20/47	3,261,773	3,466,322
Pool #MA4837 3.500% 11/20/47	442,362	469,930
Pool #MA4962 3.500% 1/20/48	1,139,816	1,210,849
Pool #MA5019 3.500% 2/20/48	1,539,906	1,635,874
Pool #MA4838 4.000% 11/20/47	967,159	1,042,632
Pool #MA4901 4.000% 12/20/47	792,783	854,153
Pool #MA5078 4.000% 3/20/48	706,541	759,800
Pool #MA5466 4.000% 9/20/48	471,725	506,620
Pool #MA5528 4.000% 10/20/48	1,916,865	2,058,661
Pool #MA4264 4.500% 2/20/47	419,783	463,174
Pool #MA4512 4.500% 6/20/47	2,809,572	3,085,280
Pool #MA3666 5.000% 5/20/46	48,243	55,098
Pool #MA3806 5.000% 7/20/46	321,122	366,750
Pool #MA4072 5.000% 11/20/46	61,599	70,371
Pool #MA4454 5.000% 5/20/47	1,370,275	1,528,043
Government National Mortgage Association TBA
2.000% 5/20/51 (e)	17,575,000	17,695,828
2.500% 6/01/50 (e)	2,400,000	2,464,219
2.500% 6/01/50 (e)	10,275,000	10,571,610
Uniform Mortgage Backed Securities TBA
1.500% 2/01/36 (e)	11,300,000	11,325,601
2.000% 1/01/36 (e)	15,525,000	15,905,847
2.000% 12/01/50 (e)	104,675,000	104,176,161
2.500% 7/01/50 (e)	28,500,000	29,162,403
		316,563,395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $323,389,147)		328,118,727

U.S. TREASURY OBLIGATIONS — 40.0%
U.S. Treasury Bonds & Notes — 40.0%
U.S. Treasury Bond
1.625% 11/15/50	7,155,000	5,941,441
1.875% 2/15/41	10,924,000	10,142,708
1.875% 2/15/51	41,371,000	36,572,543
U.S. Treasury Note
0.125% 1/31/23	49,350,000	49,323,020
0.125% 2/28/23	94,015,000	93,952,264
0.125% 3/31/23	18,980,000	18,966,744

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.500% 2/28/26	$61,265,000	$60,038,646
0.750% 3/31/26	60,780,000	60,223,893
1.125% 2/15/31	24,490,000	23,116,028
		358,277,287

TOTAL U.S. TREASURY OBLIGATIONS (Cost $362,317,881)		358,277,287

TOTAL BONDS & NOTES (Cost $1,000,791,311)		1,010,614,913

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $109,445)		266,786

TOTAL LONG-TERM INVESTMENTS (Cost $1,000,900,756)		1,010,881,699

SHORT-TERM INVESTMENTS — 10.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	9,255,393	9,255,393
Sovereign Debt Obligation — 1.0%
Japan Treasury Discount Bill
0.000% 4/05/21 JPY (g)	955,000,000	8,625,065
U.S. Treasury Bill — 8.0%
U.S. Treasury Bill
0.000% 5/11/21	6,365,000	6,364,894
0.000% 5/18/21	10,625,000	10,624,653
0.000% 8/12/21	19,820,000	19,817,539
0.000% 8/19/21	35,370,000	35,366,699
		80,798,850

TOTAL SHORT-TERM INVESTMENTS (Cost $90,619,612)		90,054,243

TOTAL INVESTMENTS — 122.9% (Cost $1,091,520,368) (h)		1,100,935,942

Other Assets/(Liabilities) — (22.9)%		(205,171,590)

NET ASSETS — 100.0%		$895,764,352

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $111,868,080 or 12.49% of net assets.

(c)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $1,088,529 or 0.12% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Maturity value of $9,255,393. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $9,440,589.

(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.*	1/19/24	2.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,710,000	$266,786	$109,445	$157,341

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	4/05/21	USD	9,204,198	JPY	955,000,000	$578,943

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/21	31	$5,901,389	$(283,609)
Short
U.S. Treasury Note 2 Year	6/30/21	48	$(10,604,905)	$10,030

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.5%
BANK LOANS — 6.1%
Advertising — 0.1%
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.609% VRN 12/17/26	$444,238	$439,858
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.359% VRN 12/09/25	39,899	39,034
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.359% VRN 4/30/26	435,248	430,352
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan,
0.000% 3/31/28 (a)	560,000	557,374
Building Materials — 0.1%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
2.609% VRN 10/01/26	604,769	601,370
Chemicals — 0.0%
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 1/29/26	330,000	328,762
Commercial Services — 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.359% VRN 7/10/26	870,296	867,250
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.500%
2.625% VRN 8/15/25	233,400	232,343
Garda World Security Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.370% VRN 10/30/26	171,766	171,694
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.750% VRN 6/07/23	442,352	439,689
Parexel International Corp., Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 9/27/24	390,000	385,187

	Principal Amount	Value
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 2.750%, 12 mo. USD LIBOR + 2.750%
3.500% VRN 9/23/26	$650,372	$647,322
Trans Union LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 1.750%
1.859% VRN 11/16/26	430,765	427,534
Verscend Holding Corp.
2021 Term Loan B,
0.000% 8/27/25 (a)	280,000	279,684
2018 Term Loan B, 1 mo. USD LIBOR + 4.500%
4.607% VRN 8/27/25	228,827	228,568
		3,679,271
Computers — 0.3%
Dell International LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.000% VRN 9/19/25	376,616	376,111
McAfee LLC, 2018 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 9/30/24	805,957	805,756
Peraton Holding Corp.
Delayed Draw Term Loan B,
0.000% 2/01/28 (a)	510,135	509,712
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	289,865	289,624
Western Digital Corp., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.865% VRN 4/29/23	162,524	162,254
		2,143,457
Diversified Financial Services — 0.5%
Avolon TLB Borrower 1 (US) LLC, 2020 Term Loan B5, 1 mo. USD LIBOR + 2.500%
3.250% VRN 12/01/27	189,525	189,288
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.609% VRN 2/29/28	456,259	450,935
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	635,200	635,098
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. USD LIBOR + 1.750%
1.953% VRN 10/06/23	900,000	897,426

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. USD LIBOR + 2.000%
2.109% VRN 7/03/24	$393,752	$389,204
Hudson River Trading LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.000%
3.140% VRN 3/17/28	310,000	306,900
Jane Street Group LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.859% VRN 1/26/28	352,755	348,677
VFH Parent LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.110% VRN 3/01/26	176,239	175,617
		3,393,145
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/22/27	140,000	139,241
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.860% VRN 12/06/25	97,750	97,587
Entertainment — 0.3%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	20,000	19,781
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
2.609% VRN 5/29/26	281,046	278,835
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 2.750%
2.859% VRN 8/14/24	974,158	954,607
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	668,776	665,639
		1,918,862
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	72,406	72,406
Food Services — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.859% VRN 1/15/27	554,400	545,391

	Principal Amount	Value
TKC Holdings, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.750% VRN 2/01/23	$342,774	$334,448
		879,839
Food — 0.1%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
2.359% VRN 1/29/27	307,675	303,229
US Foods, Inc.
2016 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 6/27/23	207,818	204,874
2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.109% VRN 9/13/26	435,297	426,173
		934,276
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 9/07/27	283,912	282,980
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.250% VRN 12/11/26	840,000	836,850
Health Care – Services — 0.4%
EyeCare Partners LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.750%
3.859% VRN 2/18/27	237,944	235,301
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 10/02/25	387,857	386,305
HCA, Inc., Term Loan B12, 1 mo. USD LIBOR + 1.750%
1.859% VRN 3/13/25	162,335	162,162
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.361% VRN 3/05/26	796,957	787,498
PPD, Inc., Initial Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 1/13/28	790,000	785,347
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 11/16/25	745,677	743,544
		3,100,157

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.0%
First Eagle Holdings, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 2.500%
2.703% VRN 2/01/27	$175,673	$173,184
Household Products & Wares — 0.1%
Reynolds Consumer Products LLC, Term Loan, 1 mo. USD LIBOR + 1.750%
1.859% VRN 2/04/27	825,291	820,752
Insurance — 0.2%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	309,225	306,714
Asurion LLC
2018 Term Loan B6, 1 mo. USD LIBOR + 3.000%
3.109% VRN 11/03/23	113,476	113,098
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.109% VRN 11/03/24	342,529	340,977
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.359% VRN 12/23/26	417,735	414,828
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
3.359% VRN 7/31/27	260,000	257,995
		1,433,612
Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. USD LIBOR + 1.750%
1.859% VRN 2/15/24	168,830	167,432
Leisure Time — 0.1%
Alterra Mountain Co., Term Loan B1, 1 mo. USD LIBOR + 2.750%
2.859% VRN 7/31/24	371,364	364,634
Lodging — 0.6%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 12/23/24	1,069,090	1,052,604
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 4/18/24	471,280	464,866

	Principal Amount	Value
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.109% VRN 11/30/23	$406,745	$405,411
Golden Nugget, Inc., 2017 Incremental Term Loan B, 2 mo. USD LIBOR + 2.500%
3.250% VRN 10/04/23	370,890	364,678
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.859% VRN 6/22/26	716,204	709,221
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.500% VRN 2/08/27	469,896	461,885
Wynn Resorts Ltd., 2019 Term Loan A, 1 mo. USD LIBOR + 1.750%
1.860% VRN 9/20/24	860,250	830,141
		4,288,806
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	177,198	175,559
Media — 0.6%
Charter Communications Operating LLC
2019 Term Loan B1, 1 mo. USD LIBOR + 1.750%
1.860% VRN 4/30/25	703,992	702,154
2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.860% VRN 2/01/27	138,246	137,485
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500%
2.606% VRN 4/15/27	138,600	136,769
Entercom Media Corp., 2019 Term Loan, 1 mo. USD LIBOR + 2.500%
2.609% VRN 11/18/24	107,844	105,336
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 5/01/26	618,848	610,821
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
2.615% VRN 9/18/26	962,275	954,221

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc., 2020 Replacement Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 3/15/26	$433,450	$432,713
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
2.606% VRN 1/31/28	953,954	944,634
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD LIBOR + 2.500%
2.606% VRN 4/30/28	138,250	136,742
		4,160,875
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
1.898% 7/01/26	514,710	510,124
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. USD LIBOR + 2.750%
2.859% VRN 2/05/23	210,000	208,984
		719,108
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 11/27/25	255,625	253,997
2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.109% VRN 6/02/25	281,934	280,865
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%, 3 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	906,992	905,550
Endo Luxembourg Finance Co. I S.A.R.L., 2017 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/29/24	96,852	95,762
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	768,650	764,807
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.081% VRN 11/15/27	940,220	929,219
HC Group Holdings II, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 8/06/26	345,625	344,115

	Principal Amount	Value
Horizon Therapeutics USA, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.000%
2.500% VRN 2/26/28	$480,000	$478,320
		4,052,635
Real Estate — 0.0%
Realogy Group LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/08/25	18,538	18,302
Real Estate Investment Trusts (REITS) — 0.1%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.861% VRN 12/20/24	730,000	721,203
Retail — 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.859% VRN 11/19/26	932,512	914,738
Academy, Ltd., 2020 Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/28/27	139,650	139,708
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.106% VRN 2/03/24	22,820	22,796
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	219,450	219,560
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.750% VRN 10/19/27	379,225	378,535
Michaels Stores, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 10/01/27	298,288	297,840
Petco Health and Wellness Company, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	410,000	408,143
Whatabrands LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
2.856% VRN 7/31/26	9,620	9,551
		2,390,871

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.4%
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%, 3 mo. USD LIBOR + 4.500%
4.453% - 4.470% VRN 2/11/26	$1,093,593	$1,094,501
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.109% VRN 10/16/26	911,997	909,589
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. USD LIBOR + 2.750%
2.859% VRN 6/21/24	11,199	11,078
Rackspace Hosting, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	450,000	445,640
RealPage, Inc., Term Loan,
0.000% 2/17/28 (a)	720,000	716,299
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. USD LIBOR + 2.750%
2.859% VRN 6/21/24	75,632	74,813
		3,251,920
Telecommunications — 0.2%
Altice France S.A., USD Term Loan B12, 1 mo. USD LIBOR + 3.687%
3.794% VRN 1/31/26	220,673	218,420
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 3/01/27	798,362	787,385
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 3/09/27	430,000	426,229
		1,432,034
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
2.203% VRN 12/30/26	952,494	948,626
XPO Logistics, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 2/24/25	380,000	377,321
		1,325,947

TOTAL BANK LOANS (Cost $45,652,669)		45,371,695

	Principal Amount	Value
CORPORATE DEBT — 36.1%
Aerospace & Defense — 1.2%
The Boeing Co.
2.196% 2/04/26	$230,000	$229,190
2.700% 2/01/27	90,000	91,383
2.800% 3/01/27	150,000	151,717
3.100% 5/01/26	80,000	83,683
3.200% 3/01/29	450,000	455,446
3.250% 2/01/35	730,000	700,393
3.550% 3/01/38	80,000	77,197
3.750% 2/01/50	240,000	230,505
4.875% 5/01/25	990,000	1,101,924
5.150% 5/01/30	500,000	575,065
5.705% 5/01/40	400,000	488,455
5.805% 5/01/50	930,000	1,172,737
5.930% 5/01/60	10,000	12,792
General Dynamics Corp.
3.250% 4/01/25	140,000	151,593
3.500% 5/15/25	50,000	54,646
4.250% 4/01/40	20,000	23,488
4.250% 4/01/50	110,000	131,036
L3Harris Technologies, Inc.
5.054% 4/27/45	280,000	346,679
Lockheed Martin Corp.
3.550% 1/15/26	350,000	385,750
4.500% 5/15/36	60,000	72,332
Northrop Grumman Corp.
2.930% 1/15/25	340,000	361,700
3.250% 1/15/28	730,000	782,674
5.250% 5/01/50	230,000	297,206
Raytheon Technologies Corp.
2.250% 7/01/30	280,000	275,359
3.150% 12/15/24	140,000	150,450
3.950% 8/16/25	350,000	388,587
4.125% 11/16/28	260,000	292,627
4.500% 6/01/42	80,000	95,162
		9,179,776
Agriculture — 0.8%
Altria Group, Inc.
2.350% 5/06/25	80,000	82,900
2.450% 2/04/32	140,000	133,039
3.875% 9/16/46	150,000	145,136
4.400% 2/14/26	322,000	362,977
4.750% 5/05/21	290,000	291,056
4.800% 2/14/29	58,000	66,736
5.800% 2/14/39	1,070,000	1,304,638
5.950% 2/14/49	100,000	124,370
6.200% 2/14/59	56,000	68,022

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BAT Capital Corp.
3.557% 8/15/27	$500,000	$531,330
4.540% 8/15/47	1,110,000	1,114,696
Cargill, Inc.
1.375% 7/23/23 (b)	300,000	306,150
Philip Morris International, Inc.
1.125% 5/01/23	190,000	192,768
2.100% 5/01/30	190,000	183,170
2.500% 8/22/22	80,000	82,310
2.500% 11/02/22	350,000	361,273
2.900% 11/15/21	240,000	243,922
4.500% 3/20/42	80,000	91,291
Reynolds American, Inc.
5.850% 8/15/45	190,000	223,424
		5,909,208
Airlines — 0.7%
Delta Air Lines, Inc.
3.400% 4/19/21	450,000	449,996
3.625% 3/15/22	250,000	253,232
3.800% 4/19/23	90,000	91,708
2.900% 10/28/24	180,000	179,742
7.000% 5/01/25 (b)	1,670,000	1,923,100
7.375% 1/15/26	380,000	446,008
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	320,000	340,754
4.750% 10/20/28 (b)	300,000	326,062
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	330,000	361,350
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	400,000	452,000
		4,823,952
Apparel — 0.3%
Hanesbrands, Inc.
4.625% 5/15/24 (b)	30,000	31,827
5.375% 5/15/25 (b)	200,000	211,625
4.875% 5/15/26 (b)	110,000	117,975
Levi Strauss & Co.
5.000% 5/01/25	38,000	38,740
NIKE, Inc.
2.400% 3/27/25	170,000	179,127
2.750% 3/27/27	270,000	287,562
2.850% 3/27/30	280,000	294,722
3.250% 3/27/40	130,000	136,162
3.375% 3/27/50	610,000	638,281
		1,936,021

	Principal Amount	Value
Auto Manufacturers — 0.7%
BMW US Capital LLC
1.850% 9/15/21 (b)	$60,000	$60,341
Ford Motor Co.
4.750% 1/15/43	90,000	90,666
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	374,693
3.339% 3/28/22	370,000	374,163
4.000% 11/13/30	200,000	198,398
4.125% 8/17/27	200,000	206,500
5.125% 6/16/25	200,000	215,796
5.875% 8/02/21	400,000	405,380
General Motors Co.
5.150% 4/01/38	40,000	45,712
5.400% 10/02/23	130,000	141,150
5.950% 4/01/49	110,000	139,216
6.125% 10/01/25	220,000	258,602
6.250% 10/02/43	300,000	383,776
General Motors Financial Co., Inc.
3.450% 4/10/22	30,000	30,704
4.250% 5/15/23	10,000	10,686
4.375% 9/25/21	80,000	81,481
Nissan Motor Co. Ltd.
3.043% 9/15/23 (b)	400,000	418,465
3.522% 9/17/25 (b)	810,000	857,722
4.345% 9/17/27 (b)	700,000	760,957
		5,054,408
Banks — 10.5%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	290,902
Banco Santander SA
3 mo. USD LIBOR + 1.120% 1.344% FRN 4/12/23	200,000	202,813
2.746% 5/28/25	1,000,000	1,044,433
3.848% 4/12/23	400,000	424,562
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	358,806
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	280,803
3.300% 1/11/23	90,000	94,548
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	611,015
3.500% 4/19/26	290,000	317,769
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	470,000	495,895
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	2,082,635
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	660,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	$630,000	$696,035
4.000% 4/01/24	270,000	295,040
4.000% 1/22/25	270,000	294,994
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,150,000	1,281,665
4.125% 1/22/24	290,000	316,946
4.200% 8/26/24	380,000	418,996
4.250% 10/22/26	50,000	56,022
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	286,709
4.450% 3/03/26	50,000	56,160
5.000% 1/21/44	1,010,000	1,239,703
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	188,156
Bank of Montreal
1.850% 5/01/25	590,000	604,161
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	98,805
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	173,185
The Bank of Nova Scotia
1.300% 6/11/25	320,000	320,289
Barclays Bank PLC
1.700% 5/12/22	240,000	243,312
Barclays PLC
3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	264,320
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,210,000	1,369,604
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (b)	400,000	410,066
3.375% 1/09/25 (b)	240,000	257,542
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	239,653
4.400% 8/14/28 (b)	1,120,000	1,273,467
4.625% 3/13/27 (b)	260,000	291,044
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (b)	680,000	745,893
Canadian Imperial Bank of Commerce
0.950% 6/23/23	300,000	302,643
Citigroup, Inc.
SOFR + 1.667% 1.678% VRN 5/15/24	340,000	346,761
SOFR + 2.107% 2.572% VRN 6/03/31	340,000	339,488
SOFR + 2.842% 3.106% VRN 4/08/26	240,000	256,457
3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	1,400,000	1,511,958

	Principal Amount	Value
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	$710,000	$785,525
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	833,916
4.125% 7/25/28	360,000	398,664
4.300% 11/20/26	670,000	747,409
4.400% 6/10/25	340,000	377,762
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	466,105
4.450% 9/29/27	480,000	540,554
4.650% 7/30/45	441,000	525,323
4.650% 7/23/48	70,000	85,566
4.750% 5/18/46	40,000	47,526
5.300% 5/06/44	16,000	20,198
5.500% 9/13/25	170,000	197,025
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	100,000	104,913
3 mo. USD LIBOR + 3.905% 5.950% VRN (c)	470,000	506,425
3 mo. USD LIBOR + 3.423% 6.300% VRN (c)	60,000	63,739
6.625% 6/15/32	20,000	26,456
8.125% 7/15/39	310,000	507,959
Cooperatieve Rabobank UA
1 year CMT + 1.000% 1.339% VRN 6/24/26 (b)	250,000	247,807
4.375% 8/04/25	1,380,000	1,527,699
4.625% 12/01/23	250,000	273,837
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	273,637
Credit Suisse AG
2.950% 4/09/25	340,000	359,022
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	850,000	863,489
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	271,773
4.550% 4/17/26	500,000	559,135
Danske Bank A/S
1.226% 6/22/24 (b)	200,000	201,861
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	420,000	424,219
5.000% 1/12/22 (b)	740,000	764,358
5.375% 1/12/24 (b)	610,000	680,158
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (c)	18,000	17,088
The Goldman Sachs Group, Inc.
3.200% 2/23/23	300,000	313,921
3.500% 4/01/25	370,000	400,720
3.500% 11/16/26	200,000	216,681

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 2/20/24	$1,270,000	$1,366,613
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,740,000	1,903,766
3.850% 7/08/24	90,000	97,798
4.000% 3/03/24	100,000	108,962
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	547,733
4.250% 10/21/25	260,000	290,226
4.750% 10/21/45	250,000	307,097
5.150% 5/22/45	1,000,000	1,248,138
5.250% 7/27/21	100,000	101,542
6.250% 2/01/41	770,000	1,084,946
6.750% 10/01/37	80,000	112,538
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	518,406
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	770,000	834,943
4.250% 8/18/25	330,000	362,679
4.300% 3/08/26	500,000	559,278
Intesa Sanpaolo SpA
3.125% 7/14/22 (b)	300,000	308,407
3.375% 1/12/23 (b)	550,000	573,096
5.017% 6/26/24 (b)	900,000	982,247
5.710% 1/15/26 (b)	200,000	224,101
JP Morgan Chase & Co.
SOFR + 1.455% 1.514% VRN 6/01/24	900,000	918,371
SOFR + 1.850% 2.083% VRN 4/22/26	540,000	554,407
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	298,093
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	77,566
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	842,973
3.625% 5/13/24	80,000	87,193
3.875% 9/10/24	300,000	328,829
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	1,019,776
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	350,499
4.250% 10/01/27	70,000	79,236
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	1,190,000	1,362,299
4.950% 6/01/45	290,000	359,904
Lloyds Banking Group PLC
3.900% 3/12/24	580,000	629,229
4.375% 3/22/28	200,000	224,355
4.550% 8/16/28	370,000	420,941

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	$160,000	$163,717
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	870,000	898,574
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	10,168
SOFR + 3.120% 3.622% VRN 4/01/31	990,000	1,073,612
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	896,384
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,443
National Securities Clearing Corp.
1.200% 4/23/23 (b)	250,000	253,858
1.500% 4/23/25 (b)	250,000	252,461
Natwest Group PLC
3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	469,288
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	216,180
Nordea Bank AB
4.875% 5/13/21 (b)	390,000	391,846
Royal Bank of Canada
1.150% 6/10/25	310,000	309,179
1.600% 4/17/23	500,000	512,036
3.200% 4/30/21	270,000	270,575
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	55,347
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	230,000	231,160
Svenska Handelsbanken AB
3.350% 5/24/21	250,000	251,070
Swedbank AB
1.300% 6/02/23 (b)	390,000	396,150
The Toronto-Dominion Bank
0.750% 6/12/23	610,000	614,403
1.150% 6/12/25	300,000	300,024
3.250% 6/11/21	330,000	331,852
UBS AG
1.750% 4/21/22 (b)	550,000	557,595
UBS Group AG
3 mo. USD LIBOR + .954% 2.859% VRN 8/15/23 (b)	200,000	206,114
3.491% 5/23/23 (b)	500,000	515,949
4.125% 9/24/25 (b)	210,000	232,998
4.253% 3/23/28 (b)	800,000	901,895
5 year USD Swap + 4.344% 7.000% VRN (b) (c)	1,050,000	1,153,309

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UniCredit SpA
6.572% 1/14/22 (b)	$640,000	$667,160
US Bancorp
1.450% 5/12/25	680,000	689,043
Wells Fargo & Co.
SOFR + 1.600% 1.654% VRN 6/02/24	720,000	735,481
SOFR + 2.000% 2.188% VRN 4/30/26	570,000	588,064
SOFR + 2.100% 2.393% VRN 6/02/28	360,000	368,810
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	150,000	154,412
3.000% 10/23/26	350,000	374,202
3.450% 2/13/23	120,000	126,393
3.750% 1/24/24	270,000	291,948
4.150% 1/24/29	630,000	709,668
4.300% 7/22/27	370,000	418,051
4.400% 6/14/46	180,000	199,931
3 mo. USD LIBOR + 3.770% 4.478% VRN 4/04/31	210,000	240,918
4.480% 1/16/24	991,000	1,090,267
4.600% 4/01/21	40,000	40,000
4.650% 11/04/44	400,000	459,416
4.750% 12/07/46	590,000	691,294
4.900% 11/17/45	880,000	1,044,502
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,710,000	3,463,357
5.375% 11/02/43	110,000	137,252
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	55,050
		77,783,078
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	790,000	868,241
4.900% 2/01/46	440,000	521,145
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	140,471
4.000% 4/13/28	90,000	100,249
4.350% 6/01/40	200,000	225,602
4.500% 6/01/50	360,000	407,313
4.750% 1/23/29	860,000	1,004,373
5.550% 1/23/49	320,000	411,346
The Coca-Cola Co.
1.450% 6/01/27	250,000	248,978
2.500% 6/01/40	10,000	9,373
2.600% 6/01/50	140,000	126,326

	Principal Amount	Value
2.950% 3/25/25	$120,000	$129,427
3.375% 3/25/27	320,000	353,194
Diageo Investment Corp.
2.875% 5/11/22	150,000	154,382
Molson Coors Beverage Co.
3.000% 7/15/26	80,000	84,945
3.500% 5/01/22	30,000	30,954
4.200% 7/15/46	80,000	83,101
PepsiCo, Inc.
0.750% 5/01/23	360,000	363,450
1.625% 5/01/30	290,000	277,026
2.250% 3/19/25	30,000	31,581
2.625% 3/19/27	40,000	42,524
2.875% 10/15/49	100,000	96,458
3.625% 3/19/50	50,000	54,700
3.875% 3/19/60	80,000	89,839
4.000% 3/05/42	50,000	56,137
		5,911,135
Biotechnology — 0.1%
Amgen, Inc.
3.625% 5/22/24	30,000	32,383
4.663% 6/15/51	34,000	41,109
Gilead Sciences, Inc.
3.700% 4/01/24	210,000	226,155
4.500% 2/01/45	10,000	11,681
4.750% 3/01/46	200,000	241,240
		552,568
Building Materials — 0.0%
Carrier Global Corp.
3.377% 4/05/40	120,000	118,780
3.577% 4/05/50	50,000	48,948
		167,728
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (b)	430,000	467,260
OCP SA
4.500% 10/22/25 (b)	330,000	349,229
Syngenta Finance NV
3.933% 4/23/21 (b)	400,000	400,739
		1,217,228
Commercial Services — 0.4%
Cintas Corp. No 2
2.900% 4/01/22	160,000	163,697
3.700% 4/01/27	260,000	288,569
DP World PLC
5.625% 9/25/48 (b)	560,000	655,900
PayPal Holdings, Inc.
1.350% 6/01/23	260,000	264,586

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.650% 6/01/25	$270,000	$274,864
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (b)	210,000	226,637
United Rentals North America, Inc.
3.875% 11/15/27	60,000	62,175
3.875% 2/15/31	460,000	463,248
4.875% 1/15/28	150,000	158,006
5.875% 9/15/26	90,000	94,234
		2,651,916
Computers — 0.3%
Apple, Inc.
1.125% 5/11/25	730,000	734,479
1.550% 8/04/21	10,000	10,032
2.450% 8/04/26	800,000	842,404
International Business Machines Corp.
3.000% 5/15/24	910,000	975,667
		2,562,582
Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.
2.800% 3/25/27	50,000	53,829
3.000% 3/25/30	160,000	172,099
		225,928
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150% 2/15/24	380,000	395,878
Air Lease Corp.
3.375% 7/01/25	200,000	211,177
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	380,000	435,524
ILFC E-Capital Trust II
4.220% VRN 12/21/65 (b) (d)	10,000	8,300
International Lease Finance Corp.
5.875% 8/15/22	70,000	74,854
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b)	20,000	25,500
Mastercard, Inc.
3.850% 3/26/50	50,000	56,480
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	10,000	10,443
5.250% 8/15/22 (b)	16,000	16,797
5.500% 2/15/24 (b)	50,000	54,348
USAA Capital Corp.
1.500% 5/01/23 (b)	150,000	153,233
Vanguard Group, Inc.
3.050% 8/22/50	450,000	395,925

	Principal Amount	Value
Visa, Inc.
3.150% 12/14/25	$720,000	$784,918
4.300% 12/14/45	260,000	312,719
		2,936,096
Electric — 0.7%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	120,000	128,258
3.950% 4/01/50	80,000	86,149
Duke Energy Corp.
3.750% 4/15/24	100,000	107,840
Duke Energy Ohio, Inc.
3.650% 2/01/29	440,000	478,185
Exelon Corp.
5.625% 6/15/35	290,000	364,630
FirstEnergy Corp.
1.600% 1/15/26	120,000	116,700
4.400% STEP 7/15/27	710,000	763,250
4.750% STEP 3/15/23	310,000	326,653
5.350% STEP 7/15/47	240,000	269,561
7.375% 11/15/31	1,460,000	1,952,327
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	450,681
2.100% 8/01/27	140,000	137,033
2.500% 2/01/31	180,000	169,853
3.300% 8/01/40	50,000	45,070
3.500% 8/01/50	80,000	69,698
		5,465,888
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	210,000	212,846
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.250% 6/01/25 (b)	160,000	164,800
Republic Services, Inc.
2.500% 8/15/24	230,000	241,939
Waste Management, Inc.
3.500% 5/15/24	90,000	97,178
4.150% 7/15/49	200,000	228,194
		732,111
Food — 0.5%
Danone SA
2.077% 11/02/21 (b)	250,000	252,206
2.589% 11/02/23 (b)	310,000	323,504
2.947% 11/02/26 (b)	550,000	586,143
The Hershey Co.
0.900% 6/01/25	90,000	89,172

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co.
3.000% 6/01/26	$158,000	$166,587
4.250% 3/01/31	70,000	77,090
4.375% 6/01/46	130,000	135,538
4.625% 10/01/39	10,000	10,781
4.875% 10/01/49	180,000	201,331
5.000% 6/04/42	110,000	123,503
5.200% 7/15/45	270,000	311,491
5.500% 6/01/50	150,000	184,224
6.750% STEP 3/15/32	10,000	13,036
6.875% 1/26/39	30,000	41,245
7.125% 8/01/39 (b)	10,000	13,929
Lamb Weston Holdings, Inc.
4.875% 5/15/28 (b)	70,000	75,195
Mars, Inc.
2.700% 4/01/25 (b)	240,000	253,714
3.200% 4/01/30 (b)	140,000	149,446
Mondelez International, Inc.
1.500% 5/04/25	660,000	666,941
		3,675,076
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.750% 1/15/31	770,000	795,988
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	239,000	268,140
4.750% 11/30/36	140,000	173,065
4.900% 11/30/46	360,000	467,564
Medtronic, Inc.
3.500% 3/15/25	136,000	149,113
4.625% 3/15/45	28,000	35,215
		1,093,097
Health Care – Services — 0.6%
Aetna, Inc.
2.800% 6/15/23	40,000	41,723
Anthem, Inc.
2.950% 12/01/22	330,000	342,894
3.125% 5/15/22	50,000	51,509
3.350% 12/01/24	120,000	129,766
3.650% 12/01/27	140,000	154,341
3.700% 8/15/21	70,000	70,256
CommonSpirit Health
4.350% 11/01/42	20,000	22,019
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	77,764
5.875% 1/31/22 (b)	50,000	52,024

	Principal Amount	Value
HCA, Inc.
3.500% 9/01/30	$260,000	$263,002
4.500% 2/15/27	40,000	44,844
4.750% 5/01/23	250,000	269,353
5.000% 3/15/24	50,000	55,629
5.250% 6/15/26	60,000	68,933
5.375% 2/01/25	140,000	156,172
5.375% 9/01/26	40,000	45,100
5.500% 6/15/47	130,000	160,791
5.625% 9/01/28	30,000	34,500
5.875% 2/01/29	290,000	337,850
Humana, Inc.
3.150% 12/01/22	40,000	41,432
3.950% 3/15/27	190,000	211,742
4.500% 4/01/25	50,000	56,103
4.625% 12/01/42	70,000	81,154
4.800% 3/15/47	10,000	11,898
4.950% 10/01/44	60,000	71,857
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	109,991
2.000% 5/15/30	100,000	98,051
2.375% 10/15/22	50,000	51,599
2.875% 12/15/21	160,000	162,939
3.125% 5/15/60	30,000	29,336
3.500% 6/15/23	100,000	106,756
3.700% 8/15/49	120,000	129,990
3.750% 7/15/25	190,000	210,344
3.875% 12/15/28	110,000	123,915
3.875% 8/15/59	210,000	233,665
4.250% 6/15/48	270,000	318,409
4.450% 12/15/48	50,000	61,129
5.800% 3/15/36	70,000	94,499
		4,583,279
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	120,000	130,532
4.750% 11/29/27	190,000	218,143
5.000% 6/15/27	10,000	11,500
MDC Holdings, Inc.
6.000% 1/15/43	100,000	126,213
NVR, Inc.
3.950% 9/15/22	100,000	103,707
Toll Brothers Finance Corp.
4.375% 4/15/23	110,000	114,950
		705,045
Housewares — 0.0%
Newell Brands, Inc.
4.350% STEP 4/01/23	113,000	119,354

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.4%
Ambac Assurance Corp.
5.100% (b) (c)	$4,362	$5,975
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%
6.000% FRN 2/12/23 (b)	15,975	16,015
American International Group, Inc.
2.500% 6/30/25	180,000	188,787
6.250% 3/15/87	234,000	252,825
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	550,000	634,848
Brighthouse Financial, Inc.
4.700% 6/22/47	13,000	13,305
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	130,712
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	119,082
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	277,950
MetLife, Inc.
6.400% 12/15/66	190,000	238,235
New York Life Global Funding
0.950% 6/24/25 (b)	220,000	218,111
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	109,742
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	200,000	242,434
6.850% 12/16/39 (b)	22,000	31,684
Voya Financial, Inc.
5.700% 7/15/43	160,000	206,428
		2,686,133
Internet — 0.6%
Alphabet, Inc.
0.450% 8/15/25	80,000	78,629
0.800% 8/15/27	150,000	143,541
1.100% 8/15/30	170,000	156,144
2.050% 8/15/50	260,000	213,638
Amazon.com, Inc.
0.800% 6/03/25	370,000	368,375
1.200% 6/03/27	460,000	450,399
1.500% 6/03/30	430,000	409,673
2.500% 6/03/50	360,000	320,727
3.150% 8/22/27	470,000	513,982
3.875% 8/22/37	160,000	182,322
4.050% 8/22/47	210,000	243,352
4.250% 8/22/57	70,000	83,457
4.950% 12/05/44	180,000	234,791

	Principal Amount	Value
Prosus NV
3.832% 2/08/51 (b)	$210,000	$183,899
4.027% 8/03/50 (b)	310,000	281,150
4.850% 7/06/27 (b)	430,000	481,062
		4,345,141
Iron & Steel — 0.1%
ArcelorMittal SA
3.600% 7/16/24	370,000	389,747
4.550% 3/11/26	220,000	243,915
7.250% STEP 10/15/39	60,000	81,700
Vale Overseas Ltd.
6.875% 11/21/36	174,000	231,257
		946,619
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	207,453
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
5.375% 5/01/25 (b)	310,000	326,740
5.750% 5/01/28 (b)	100,000	107,627
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	102,336
3.200% 8/08/24	630,000	656,799
Sands China Ltd.
3.800% 1/08/26	280,000	297,408
4.600% 8/08/23	200,000	213,878
5.125% 8/08/25	750,000	838,867
Wynn Macau Ltd.
5.125% 12/15/29 (b)	200,000	205,000
5.625% 8/26/28 (b)	270,000	282,231
		3,030,886
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	64,130
3.750% 4/15/50	260,000	291,394
Otis Worldwide Corp.
2.056% 4/05/25	140,000	144,098
		499,622
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	30,576
4.500% 5/01/32 (b)	830,000	840,375
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200% 3/15/28	720,000	793,956
4.800% 3/01/50	100,000	106,975

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.908% 7/23/25	$630,000	$714,520
5.050% 3/30/29	510,000	585,864
5.375% 4/01/38	480,000	567,157
5.750% 4/01/48	470,000	571,593
6.484% 10/23/45	160,000	207,829
6.834% 10/23/55	60,000	81,850
Comcast Corp.
3.100% 4/01/25	20,000	21,593
3.150% 3/01/26	280,000	303,794
3.250% 11/01/39	30,000	30,840
3.300% 4/01/27	120,000	130,757
3.375% 8/15/25	170,000	185,026
3.400% 4/01/30	180,000	194,748
3.400% 7/15/46	30,000	30,779
3.450% 2/01/50	250,000	257,117
3.750% 4/01/40	40,000	43,796
3.950% 10/15/25	230,000	256,557
3.999% 11/01/49	55,000	61,514
4.000% 3/01/48	50,000	55,707
4.150% 10/15/28	1,460,000	1,670,389
4.200% 8/15/34	160,000	183,043
4.250% 10/15/30	430,000	493,740
4.250% 1/15/33	20,000	23,130
4.700% 10/15/48	80,000	98,568
6.500% 11/15/35	200,000	282,460
DISH DBS Corp.
5.875% 11/15/24	390,000	408,154
7.750% 7/01/26	90,000	99,135
Fox Corp.
5.476% 1/25/39	90,000	112,019
5.576% 1/25/49	230,000	292,416
Time Warner Cable, Inc.
6.550% 5/01/37	10,000	13,010
6.750% 6/15/39	120,000	160,451
7.300% 7/01/38	210,000	291,133
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	28,924
ViacomCBS, Inc.
3.875% 4/01/24	30,000	32,309
The Walt Disney Co.
6.200% 12/15/34	20,000	27,648
6.650% 11/15/37	120,000	175,435
		10,464,887
Mining — 0.8%
Anglo American Capital PLC
3.625% 9/11/24 (b)	560,000	605,630
4.750% 4/10/27 (b)	470,000	538,623

	Principal Amount	Value
Barrick Gold Corp.
5.250% 4/01/42	$80,000	$98,802
Barrick North America Finance LLC
5.700% 5/30/41	180,000	230,827
5.750% 5/01/43	210,000	274,778
BHP Billiton Finance USA Ltd.
2.875% 2/24/22	20,000	20,458
5.000% 9/30/43	300,000	387,037
Freeport-McMoRan, Inc.
3.875% 3/15/23	10,000	10,413
4.550% 11/14/24	10,000	10,932
4.625% 8/01/30	120,000	130,587
5.450% 3/15/43	426,000	511,473
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	98,730
4.000% 3/27/27 (b)	1,420,000	1,565,814
4.125% 5/30/23 (b)	130,000	139,018
4.125% 3/12/24 (b)	430,000	465,532
Southern Copper Corp.
5.250% 11/08/42	870,000	1,053,819
Teck Resources Ltd.
6.000% 8/15/40	20,000	23,964
		6,166,437
Miscellaneous - Manufacturing — 0.7%
3M Co.
2.375% 8/26/29	250,000	254,759
3.050% 4/15/30	60,000	63,646
3.700% 4/15/50	420,000	454,767
Eaton Corp.
2.750% 11/02/22	570,000	591,367
4.150% 11/02/42	110,000	123,922
General Electric Co.
3.450% 5/01/27	60,000	65,149
3.625% 5/01/30	130,000	139,766
4.250% 5/01/40	140,000	154,364
4.350% 5/01/50	180,000	199,047
5.875% 1/14/38	286,000	369,675
6.150% 8/07/37	330,000	434,186
6.750% 3/15/32	210,000	281,522
6.875% 1/10/39	1,406,000	1,971,962
		5,104,132
Oil & Gas — 3.7%
Apache Corp.
4.250% 1/15/44	570,000	508,873
4.375% 10/15/28	980,000	977,060
4.750% 4/15/43	150,000	139,125
5.100% 9/01/40	120,000	117,300
6.000% 1/15/37	17,000	18,567

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BP Capital Markets America, Inc.
2.937% 4/06/23	$30,000	$31,509
3.000% 2/24/50	570,000	518,358
3.119% 5/04/26	290,000	312,033
3.410% 2/11/26	270,000	293,429
3.588% 4/14/27	330,000	361,733
3.633% 4/06/30	200,000	219,029
3.790% 2/06/24	70,000	75,931
BP Capital Markets PLC
3.506% 3/17/25	550,000	599,406
3.535% 11/04/24	110,000	120,091
Chevron Corp.
1.554% 5/11/25	350,000	357,005
1.995% 5/11/27	110,000	112,402
3.078% 5/11/50	40,000	38,112
Chevron USA, Inc.
3.850% 1/15/28	590,000	657,086
4.950% 8/15/47	70,000	87,759
5.250% 11/15/43	120,000	154,856
Cimarex Energy Co.
3.900% 5/15/27	730,000	794,298
4.375% 3/15/29	360,000	398,203
ConocoPhillips
3.750% 10/01/27 (b)	140,000	154,714
4.300% 8/15/28 (b)	1,060,000	1,205,333
ConocoPhillips Co.
6.950% 4/15/29	125,000	166,210
Continental Resources, Inc.
3.800% 6/01/24	90,000	92,250
4.375% 1/15/28	90,000	95,045
4.500% 4/15/23	270,000	279,639
Devon Energy Corp.
4.750% 5/15/42	10,000	10,583
5.000% 6/15/45	960,000	1,046,446
5.600% 7/15/41	460,000	529,539
5.850% 12/15/25	220,000	256,331
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	10,484
3.500% 12/01/29	170,000	176,320
Ecopetrol SA
5.875% 5/28/45	1,300,000	1,387,100
EOG Resources, Inc.
3.900% 4/01/35	340,000	366,903
4.150% 1/15/26	140,000	157,173
4.375% 4/15/30	100,000	114,726
4.950% 4/15/50	60,000	72,982
EQT Corp.
3.000% 10/01/22	560,000	568,400
3.900% 10/01/27	70,000	71,465

	Principal Amount	Value
7.625% STEP 2/01/25	$20,000	$23,018
Exxon Mobil Corp.
1.571% 4/15/23	50,000	51,223
2.992% 3/19/25	810,000	867,674
3.043% 3/01/26	210,000	226,504
3.482% 3/19/30	310,000	336,025
4.114% 3/01/46	520,000	571,960
4.327% 3/19/50	40,000	45,775
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	236,648
MEG Energy Corp.
5.875% 2/01/29 (b)	60,000	60,150
Occidental Petroleum Corp.
2.900% 8/15/24	530,000	524,122
3.000% 2/15/27	110,000	103,400
3.200% 8/15/26	300,000	287,400
3.400% 4/15/26	170,000	163,463
3.500% 8/15/29	60,000	56,250
4.100% 2/15/47	590,000	472,000
4.200% 3/15/48	120,000	96,600
4.400% 4/15/46	40,000	33,900
4.625% 6/15/45	80,000	69,765
5.550% 3/15/26	280,000	296,845
6.450% 9/15/36	240,000	264,990
6.600% 3/15/46	630,000	669,375
6.950% 7/01/24	220,000	241,404
7.875% 9/15/31	160,000	188,000
Petrobras Global Finance BV
5.299% 1/27/25	1,891,000	2,089,555
5.999% 1/27/28	900,000	988,866
6.250% 3/17/24	332,000	368,105
7.375% 1/17/27	260,000	308,753
Petroleos Mexicanos
6.375% 1/23/45	220,000	182,600
6.625% 6/15/35	763,000	724,850
6.875% 8/04/26	160,000	171,294
Pioneer Natural Resources Co.
1.125% 1/15/26	70,000	68,795
2.150% 1/15/31	320,000	300,223
Range Resources Corp.
4.875% 5/15/25	60,000	59,348
5.000% 3/15/23	202,000	205,282
5.875% 7/01/22	4,000	4,020
Shell International Finance BV
2.750% 4/06/30	270,000	278,648
2.875% 5/10/26	380,000	405,168
3.250% 4/06/50	390,000	380,859
4.000% 5/10/46	310,000	343,956
4.375% 5/11/45	190,000	220,693

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.550% 8/12/43	$100,000	$118,348
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (b)	330,000	362,161
WPX Energy, Inc.
5.250% 10/15/27	50,000	53,276
5.875% 6/15/28	26,000	28,657
8.250% 8/01/23	30,000	34,425
		27,238,181
Oil & Gas Services — 0.1%
Halliburton Co.
3.800% 11/15/25	15,000	16,490
4.850% 11/15/35	30,000	33,683
5.000% 11/15/45	500,000	555,762
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	51,000	55,481
		661,416
Packaging & Containers — 0.0%
WestRock RKT LLC
4.000% 3/01/23	30,000	31,591
Pharmaceuticals — 2.7%
AbbVie, Inc.
2.300% 11/21/22	1,310,000	1,347,865
2.600% 11/21/24	1,120,000	1,182,528
2.900% 11/06/22	80,000	82,966
2.950% 11/21/26	260,000	276,826
3.200% 11/21/29	850,000	903,613
3.450% 3/15/22	30,000	30,691
3.600% 5/14/25	130,000	141,628
3.750% 11/14/23	70,000	75,391
3.800% 3/15/25	180,000	196,850
4.250% 11/21/49	50,000	56,331
4.550% 3/15/35	90,000	104,304
Bausch Health Cos., Inc.
5.500% 11/01/25 (b)	10,000	10,274
6.250% 2/15/29 (b)	330,000	350,212
7.250% 5/30/29 (b)	110,000	122,788
Becton Dickinson and Co.
3.363% 6/06/24	750,000	805,363
3.734% 12/15/24	65,000	71,003
4.685% 12/15/44	40,000	47,538
Bristol-Myers Squibb Co.
2.250% 8/15/21	240,000	241,779
2.600% 5/16/22	350,000	359,080
2.900% 7/26/24	606,000	647,889
3.200% 6/15/26	520,000	565,401
3.400% 7/26/29	250,000	272,966
3.550% 8/15/22	40,000	41,721

	Principal Amount	Value
3.875% 8/15/25	$38,000	$42,194
5.000% 8/15/45	486,000	622,636
Cigna Corp.
3.750% 7/15/23	271,000	289,654
4.125% 11/15/25	160,000	178,330
4.375% 10/15/28	1,230,000	1,400,658
CVS Health Corp.
2.750% 12/01/22	120,000	123,930
3.625% 4/01/27	90,000	98,440
3.700% 3/09/23	101,000	107,184
3.750% 4/01/30	250,000	271,390
3.875% 7/20/25	124,000	137,016
4.125% 4/01/40	120,000	132,213
4.250% 4/01/50	30,000	33,575
4.300% 3/25/28	1,489,000	1,690,462
5.050% 3/25/48	710,000	868,888
5.125% 7/20/45	350,000	427,390
CVS Pass-Through Trust
5.298% 1/11/27 (b)	6,113	6,702
5.880% 1/10/28	72,880	83,953
6.036% 12/10/28	65,416	76,308
6.943% 1/10/30	58,488	70,616
GlaxoSmithKline Capital PLC
2.850% 5/08/22	20,000	20,557
Johnson & Johnson
0.550% 9/01/25	200,000	198,275
0.950% 9/01/27	420,000	408,015
3.625% 3/03/37	690,000	777,923
Merck & Co., Inc.
0.750% 2/24/26	340,000	334,534
1.450% 6/24/30	200,000	189,260
Pfizer, Inc.
0.800% 5/28/25	450,000	446,733
1.700% 5/28/30	280,000	270,249
2.625% 4/01/30	290,000	300,690
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	110,000	110,275
3.650% 11/10/21	50,000	50,375
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	330,000	329,588
2.800% 7/21/23	420,000	418,656
3.150% 10/01/26	900,000	860,625
6.000% 4/15/24	350,000	372,750
7.125% 1/31/25	390,000	430,833
		20,115,884
Pipelines — 1.9%
Cameron LNG LLC
2.902% 7/15/31 (b)	110,000	111,004

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.302% 1/15/35 (b)	$440,000	$451,054
Cheniere Energy, Inc.
4.625% 10/15/28 (b)	180,000	187,231
DCP Midstream Operating LP
6.450% 11/03/36 (b)	70,000	78,225
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	407,386
Energy Transfer LP
6.750% 5/15/25 (e)	120,000	114,600
Energy Transfer LP/Regency Energy Finance Corp.
4.500% 11/01/23	30,000	32,291
5.875% 3/01/22	40,000	41,350
Energy Transfer Operating LP
2.900% 5/15/25	360,000	374,485
3.750% 5/15/30	870,000	896,341
4.950% 6/15/28	50,000	55,923
5.250% 4/15/29	180,000	204,773
6.250% 4/15/49	240,000	281,020
5 year CMT + 5.134% 6.750% VRN (c)	120,000	114,600
7.600% 2/01/24	60,000	68,899
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	9,814
4.150% 10/16/28	2,600,000	2,927,330
5.700% 2/15/42	40,000	51,031
Kinder Morgan Energy Partners LP
3.500% 9/01/23	120,000	127,599
5.500% 3/01/44	30,000	34,928
Kinder Morgan, Inc.
4.300% 6/01/25	230,000	256,755
4.300% 3/01/28	140,000	156,449
5.200% 3/01/48	20,000	22,780
5.550% 6/01/45	100,000	118,665
MPLX LP
4.500% 4/15/38	420,000	456,992
4.700% 4/15/48	620,000	667,118
4.800% 2/15/29	320,000	366,446
4.875% 12/01/24	150,000	168,347
5.500% 2/15/49	250,000	292,933
Southern Natural Gas Co. LLC
8.000% 3/01/32	248,000	338,565
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	20,000	21,001
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (b)	30,000	28,216
4.875% 2/01/31 (b)	220,000	222,915

	Principal Amount	Value
5.500% 3/01/30	$150,000	$157,500
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	780,000	776,113
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	75,908
Western Midstream Operating LP
3 mo. USD LIBOR + 1.850% 2.325% FRN 1/13/23	90,000	88,219
4.350% STEP 2/01/25	240,000	248,400
5.300% STEP 2/01/30	900,000	975,375
5.500% 8/15/48	20,000	19,682
6.500% STEP 2/01/50	230,000	248,688
The Williams Cos., Inc.
3.750% 6/15/27	710,000	773,554
7.500% 1/15/31	330,000	436,445
7.750% 6/15/31	580,000	763,257
		14,250,207
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	11,211
5.375% 4/15/26	40,000	44,888
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	232,809
4.750% 9/17/44 (b)	250,000	253,324
		542,232
Retail — 0.8%
Costco Wholesale Corp.
1.375% 6/20/27	430,000	428,260
1.600% 4/20/30	310,000	296,670
Dollar General Corp.
3.250% 4/15/23	30,000	31,566
The Home Depot, Inc.
2.500% 4/15/27	180,000	189,788
2.700% 4/15/30	200,000	207,300
3.300% 4/15/40	230,000	241,538
3.350% 4/15/50	640,000	661,623
3.900% 12/06/28	30,000	34,053
3.900% 6/15/47	40,000	44,825
Lowe’s Cos., Inc.
4.500% 4/15/30	130,000	149,856
McDonald’s Corp.
1.450% 9/01/25	50,000	50,458
3.300% 7/01/25	210,000	227,251
3.500% 3/01/27	240,000	263,228
3.500% 7/01/27	180,000	197,843
3.600% 7/01/30	190,000	207,101
3.625% 9/01/49	40,000	41,452

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 1/30/26	$290,000	$319,587
3.800% 4/01/28	110,000	121,695
4.200% 4/01/50	340,000	384,991
Target Corp.
2.250% 4/15/25	290,000	303,726
The TJX Cos., Inc.
3.500% 4/15/25	210,000	228,845
3.750% 4/15/27	60,000	66,773
Walmart, Inc.
3.400% 6/26/23	120,000	127,984
3.550% 6/26/25	90,000	99,192
3.700% 6/26/28	560,000	628,742
		5,554,347
Semiconductors — 0.6%
Broadcom, Inc.
3.150% 11/15/25	560,000	596,622
4.700% 4/15/25	710,000	799,980
Intel Corp.
3.700% 7/29/25	70,000	77,166
4.600% 3/25/40	130,000	156,503
4.750% 3/25/50	330,000	413,372
Micron Technology, Inc.
2.497% 4/24/23	290,000	300,481
NVIDIA Corp.
2.850% 4/01/30	150,000	157,421
3.500% 4/01/40	410,000	439,972
3.500% 4/01/50	890,000	937,873
3.700% 4/01/60	280,000	300,109
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (b)	200,000	209,676
Texas Instruments, Inc.
1.750% 5/04/30	180,000	171,631
		4,560,806
Software — 0.8%
Microsoft Corp.
1.550% 8/08/21	360,000	361,310
2.400% 2/06/22	540,000	548,894
2.400% 8/08/26	1,620,000	1,711,957
2.525% 6/01/50	463,000	421,645
2.675% 6/01/60	17,000	15,542
2.700% 2/12/25	100,000	106,889
2.875% 2/06/24	380,000	405,268
2.921% 3/17/52	107,000	104,335
3.041% 3/17/62	83,000	81,070
3.300% 2/06/27	290,000	319,411
Oracle Corp.
1.650% 3/25/26	750,000	755,487

	Principal Amount	Value
2.875% 3/25/31	$820,000	$835,190
salesforce.com, Inc.
3.250% 4/11/23	270,000	285,209
3.700% 4/11/28	90,000	100,468
		6,052,675
Telecommunications — 2.0%
AT&T, Inc.
1.650% 2/01/28	810,000	783,262
2.250% 2/01/32	80,000	76,027
2.300% 6/01/27	540,000	551,587
3.100% 2/01/43	660,000	614,159
3.550% 9/15/55 (b)	353,000	322,351
4.250% 3/01/27	260,000	292,045
4.350% 6/15/45	101,000	110,159
Sprint Capital Corp.
8.750% 3/15/32	130,000	192,237
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	25,000	25,187
4.738% 9/20/29 (b)	220,000	235,554
T-Mobile USA, Inc.
2.050% 2/15/28 (b)	70,000	68,753
2.250% 2/15/26	70,000	70,503
2.250% 11/15/31 (b)	70,000	66,460
2.550% 2/15/31 (b)	200,000	195,546
2.625% 2/15/29	230,000	223,339
2.875% 2/15/31	170,000	164,305
3.000% 2/15/41 (b)	110,000	102,989
3.300% 2/15/51 (b)	20,000	18,691
3.500% 4/15/25 (b)	1,280,000	1,381,645
3.500% 4/15/31	240,000	242,172
3.750% 4/15/27 (b)	50,000	54,652
3.875% 4/15/30 (b)	700,000	762,811
6.000% 3/01/23	10,000	10,062
6.000% 4/15/24	10,000	10,075
Telefonica Emisiones SA
5.213% 3/08/47	150,000	175,404
Verizon Communications, Inc.
0.850% 11/20/25	90,000	88,038
1.450% 3/20/26	180,000	180,035
1.750% 1/20/31	280,000	260,561
2.100% 3/22/28	270,000	271,401
2.550% 3/21/31	800,000	797,866
2.625% 8/15/26	300,000	316,963
2.650% 11/20/40	650,000	592,636
2.875% 11/20/50	950,000	841,531
3.000% 3/22/27	90,000	96,209
3.150% 3/22/30	230,000	242,380

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.376% 2/15/25	$300,000	$325,246
3.500% 11/01/24	160,000	173,658
3.850% 11/01/42	40,000	42,868
3.875% 2/08/29	130,000	144,533
4.000% 3/22/50	120,000	128,780
4.125% 3/16/27	130,000	147,138
4.125% 8/15/46	180,000	196,444
4.329% 9/21/28	820,000	938,454
4.400% 11/01/34	270,000	308,355
4.500% 8/10/33	670,000	777,546
4.522% 9/15/48	240,000	277,571
4.862% 8/21/46	250,000	299,102
5.250% 3/16/37	170,000	214,017
5.500% 3/16/47	30,000	39,094
Vodafone Group PLC
4.375% 5/30/28	420,000	482,074
		14,932,475
Transportation — 0.3%
Union Pacific Corp.
2.150% 2/05/27	50,000	51,329
3.750% 7/15/25	190,000	208,703
3.750% 2/05/70	250,000	254,660
3.839% 3/20/60	600,000	628,145
3.950% 9/10/28	620,000	694,263
		1,837,100

TOTAL CORPORATE DEBT (Cost $249,689,874)		267,522,532

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	50,000	55,031
State of California
General Obligation, 5.000% 4/01/42	70,000	73,206
General Obligation, 5.000% 11/01/43	50,000	55,733
		183,970

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		183,970

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Auto Floor Plan Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,238,857

	Principal Amount	Value
Automobile Asset-Backed Securities — 0.1%
Hertz Vehicle Financing II LP
Series 2019-3A, Class A, 2.670% 12/26/25 (b)	$114,132	$114,425
Series 2016-2A, Class B, 3.940% 3/25/22 (b)	680,000	697,360
		811,785
Commercial Mortgage-Backed Securities — 3.6%
BAMLL Commercial Mortgage Securities Trust, Series 2020-JGDN, Class A, 1 mo. USD LIBOR + 2.750%
2.856% FRN 11/15/30 (b)	2,620,000	2,619,996
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.829% VRN 8/10/45 (b) (d)	708,576	307,239
BANK, Series 2017-BNK4, Class XA,
1.397% VRN 5/15/50 (d)	3,623,624	222,493
BBCCRE Trust, Series 2015-GTP, Class E,
4.563% VRN 8/10/33 (b) (d)	1,020,000	961,407
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.156% FRN 11/15/35 (b)	357,000	356,777
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 3.106% FRN 11/15/35 (b)	1,533,000	1,533,466
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	400,000	439,969
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930%
1.036% FRN 11/15/36 (b)	460,000	460,430
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS, 3.571% 2/10/48	390,000	415,166
Series 2014-GC23, Class B, 4.175% VRN 7/10/47 (d)	350,000	378,181
Credit Suisse Mortgage Trust
Series 2019-RIO Class A, 1.000% 12/15/21	2,500,000	2,495,354
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	199,559
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	114,220
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	1,831,838
Series 2006-C5, Class AJ, 5.373% 12/15/39	71,144	14,229

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 5.456% FRN 7/15/32 (b)	$1,700,000	$1,327,096
GS Mortgage Securities Trust
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 1.406% FRN 9/15/31 (b)	1,350,000	1,297,139
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (d)	280,000	300,560
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,275	25,583
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.737% VRN 4/15/47 (d)	1,286,787	23,389
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	271,823
Series 2015-C31, Class B, 4.620% VRN 8/15/48 (d)	160,000	177,382
Series 2013-C17, Class B, 4.889% VRN 1/15/47 (d)	30,000	31,934
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150%
1.256% FRN 7/15/34 (b)	871,158	871,639
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.865% VRN 10/15/50 (d)	7,628,546	341,984
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (d)	28,872	28,616
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4
3.306% 4/15/48	420,000	450,596
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 1.506% FRN 5/15/36 (b)	1,360,000	1,320,585
Series 2019-L2, Class B, 4.494% VRN 3/15/52 (d)	850,000	969,755
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	12,982	7,789
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	1,618	1,613
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME, Class A, 3.047% 8/15/36 (b)	1,270,000	1,292,997

	Principal Amount	Value
Series 2019-10K, Class E, 4.135% VRN 5/15/39 (b) (d)	$1,710,000	$1,556,684
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	324,059
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .900%
1.004% FRN 11/11/34 (b)	267,326	266,660
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	185,542
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	619,586
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (b) (d)	116,644	117,803
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.616% VRN 8/15/52 (d)	5,870,544	619,412
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	805,318
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	201,911
Series 2013-LC12, Class B, 4.274% VRN 7/15/46 (d)	140,000	139,567
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	201,375
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (d)	190,000	191,517
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (d)	190,000	167,310
		26,487,548
Home Equity Asset-Backed Securities — 0.5%
Accredited Mortgage Loan Trust 2006-2, Series 2006-2, Class M1, 1 mo. USD LIBOR + .270%
0.379% FRN 9/25/36	420,000	395,096
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 0.249% FRN 12/25/36	1,277,094	1,199,184
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 1.069% FRN 11/25/33	1,249,236	1,114,062

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
0.649% FRN 3/25/36	$376,647	$226,732
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (b)	1,202,272	1,216,675
		4,151,749
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (d)	836,915	841,209
Other Asset-Backed Securities — 2.7%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (b)	1,223,850	1,247,487
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	1,052,885	1,111,173
Fanniemae Grantor Trust, Series 2017-T1, Class A
2.898% 6/25/27	99,690	106,902
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .780%
0.889% FRN 11/25/35	1,734,539	1,691,233
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	627,661	627,412
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (b)	776,633	773,649
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (b)	1,445,665	1,452,751
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (b)	986,594	987,646
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
3.105% FRN 8/09/24 (b)	975,000	963,106
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (b)	785,408	789,107
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.669% VRN 4/22/35 (b) (d)	625,660	622,078
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2 (ABS),
6.217% STEP 4/25/35	1,529,604	1,199,497

	Principal Amount	Value
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340%
0.619% FRN 3/25/36	$2,080,000	$1,972,771
Saxon Asset Securities Trust 2006-3, Series 2006-3, Class A4, 1 mo. USD LIBOR + .240%
0.349% FRN 10/25/46	440,000	389,563
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	251,613	255,290
Series 2019-20D, Class 1, 2.980% 4/01/39	176,013	186,984
Series 2019-10A, Class 1, 3.113% 3/10/29	454,230	485,998
Series 2018-10B, Class 1, 3.548% 9/10/28	317,358	340,198
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.109% FRN 9/25/34	1,059,562	1,019,374
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A1, 1 mo. USD LIBOR + .210%
0.319% FRN 2/25/37	2,989,161	2,828,261
Towd Point Mortgage Trust 2017-4, Series 2017-4, Class B2,
3.496% VRN 6/25/57 (b) (d)	740,000	748,529
		19,799,009
Student Loans Asset-Backed Securities — 0.9%
College Ave Student Loans 2019-A LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	357,233	370,978
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%
1.459% FRN 7/26/66 (b)	374,932	385,623
Navient Student Loan Trust
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 1.159% FRN 12/27/66 (b)	1,426,299	1,444,264
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.259% FRN 7/26/66 (b)	1,030,000	1,054,109
SLM Student Loan Trust
Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 0.494% FRN 12/15/38	1,084,875	1,065,575
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 1.384% FRN 12/15/33 (b)	421,329	414,636

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.590% 1/15/53 (b)	$1,550,000	$1,522,765
Series 2021-A, Class B, 2.310% 1/15/53 (b)	600,000	598,642
		6,856,592
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150%
0.430% FRN 5/28/36 (b)	13,262	13,238
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
7.541% FRN 11/25/35	749,693	241,932
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
0.459% FRN 5/25/37	1,850,869	825,555
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.750% FRN 10/27/36 (b)	818,291	420,730
Series 2021-2R, Class 1A1, 1 mo. USD LIBOR + 1.750% 1.856% FRN 7/25/47 (b)	900,000	899,986
Series 2015-2R, Class 7A2, 2.631% VRN 8/27/36 (b) (d)	2,267,219	1,743,721
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b) (d)	2,137,829	2,179,043
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (b) (d)	247,033	249,614
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1
6.000% 12/25/35	2,030,753	1,948,585
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%
0.728% FRN 11/26/37 (b)	1,220,000	1,049,782
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.935% VRN 10/25/35 (d)	58,253	42,180
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
2.647% VRN 2/25/36 (d)	29,947	13,571
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (d)	726,009	736,933
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (d)	324,066	328,322

	Principal Amount	Value
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (d)	$350,400	$355,749
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%
1.148% FRN 4/26/47 (b)	300,000	282,821
MRA Issuance Trust, Series 2021-EB01, Class A1X, 1 mo. USD LIBOR + 1.750%
1.853% FRN 10/08/21 (b)	1,110,000	1,110,000
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (d)	730,000	780,297
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (d)	402,792	430,535
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	9,063	8,700
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	632,380	560,368
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%
1.648% FRN 12/26/37 (b)	2,149,604	1,792,721
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
2.924% VRN 8/25/36 (d)	205,364	160,717
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
2.409% FRN 3/25/46	216,175	209,334
		16,384,434
Whole Loan Collateral Planned Amortization Classes — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
28.166% FRN 7/25/36	50,899	58,487
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
1.259% FRN 2/25/46	686,807	622,246

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $76,752,990)		77,251,916

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 8.1%
Abu Dhabi Government International Bond
2.500% 10/11/22 (b)	$870,000	$896,841
3.125% 9/30/49 (b)	1,530,000	1,457,141
Argentine Republic Government International Bond
0.125% STEP 7/09/30	1,244,579	416,623
0.125% STEP 7/09/35	1,927,319	575,324
0.125% STEP 7/09/41	110,000	37,921
1.000% 7/09/29	153,987	55,386
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/23 BRL (f)	15,801,000	2,957,846
10.000% 1/01/25 BRL (f)	7,440,000	1,394,452
10.000% 1/01/27 BRL (f)	1,935,000	361,420
Brazilian Government International Bond
4.625% 1/13/28	420,000	443,528
5.000% 1/27/45	510,000	482,771
5.625% 1/07/41	2,350,000	2,435,799
Colombia Government International Bond
5.625% 2/26/44	520,000	588,968
Egypt Government International Bond
5.577% 2/21/23 (b)	370,000	384,859
Indonesia Government International Bond
3.500% 1/11/28	400,000	428,536
3.750% 4/25/22 (b)	1,030,000	1,062,023
4.350% 1/11/48	450,000	488,243
5.125% 1/15/45 (b)	1,360,000	1,609,482
5.125% 1/15/45 (b)	200,000	236,720
Italy Buoni Poliennali Del Tesoro
2.300% 10/15/21 EUR (b) (f)	7,950,000	9,459,080
Kenya Government International Bond
6.875% 6/24/24 (b)	200,000	219,700
Kuwait Government International Bond
3.500% 3/20/27 (b)	530,000	584,876
Mexican Bonos
7.750% 11/13/42 MXN (f)	34,785,600	1,717,828
8.000% 11/07/47 MXN (f)	195,560,000	9,814,692
8.500% 5/31/29 MXN (f)	75,560,000	4,148,323
Mexico Government International Bond
4.750% 3/08/44	1,220,000	1,281,195
Nigeria Government International Bond
6.500% 11/28/27 (b)	200,000	206,180

	Principal Amount	Value
7.143% 2/23/30 (b)	$210,000	$213,975
Panama Government International Bond
2.252% 9/29/32	310,000	294,658
4.500% 4/01/56	350,000	381,847
Peruvian Government International Bond
6.550% 3/14/37	750,000	1,015,320
Provincia de Buenos Aires
6.500% 2/15/23 (b) (g)	170,000	62,477
7.875% 6/15/27 (b) (g)	160,000	61,000
9.125% 3/16/24 (b) (g)	160,000	60,800
Qatar Government International Bond
4.000% 3/14/29 (b)	580,000	658,300
4.817% 3/14/49 (b)	1,280,000	1,566,515
Republic of Poland Government International Bond
4.000% 1/22/24	910,000	996,450
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (f)	228,650,000	3,019,867
7.000% 1/25/23 RUB (f)	30,640,000	414,842
7.000% 8/16/23 RUB (f)	63,590,000	862,801
7.050% 1/19/28 RUB (f)	239,886,000	3,211,700
7.250% 5/10/34 RUB (f)	60,500,000	815,122
7.700% 3/16/39 RUB (f)	86,260,000	1,212,705
7.750% 9/16/26 RUB (f)	8,260,000	114,674
8.150% 2/03/27 RUB (f)	55,120,000	780,749
State of Israel
2.750% 7/03/30	310,000	324,359
3.375% 1/15/50	210,000	212,100
		60,026,018

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $64,908,260)		60,026,018

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.7%
Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	10,831	82
Series 5018, Class MI, 2.000% 10/25/50	393,799	55,963
2.000% 4/30/51 (e)	200,000	200,344
Series 5010, Class IK, 2.500% 9/25/50	276,046	41,211
Series 5010, Class JI, 2.500% 9/25/50	577,260	94,695

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 5013, Class IN, 2.500% 9/25/50	$295,630	$51,995
Series 5040, Class IB, 2.500% 11/25/50	193,756	30,444
Series 5059, Class IB, 2.500% 1/25/51	793,653	138,515
Series 5069, Class MI, 2.500% 2/25/51	99,300	15,147
Series 4793, Class CB, 3.000% 5/15/48	444,755	467,633
Series 4793, Class CD, 3.000% 6/15/48	301,807	317,335
Series 4813, Class CJ, 3.000% 8/15/48	237,459	247,756
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.894% FRN 12/15/46	339,752	67,308
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.994% FRN 8/15/44	152,070	29,291
Series R007, Class ZA, 6.000% 5/15/36	85,447	99,305
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 6.124% FRN 1/15/40	31,070	6,260
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 6.144% FRN 9/15/42	148,054	23,280
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.384% FRN 12/15/41	206,543	45,299
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	3,002,886	4,745
Series K741, Class X1, 0.658% VRN 12/25/27 (d)	3,000,000	103,638
Series K094, Class X1, 0.880% VRN 6/25/29 (d)	998,386	63,691
Series KC05, Class X1, 1.203% VRN 6/25/27 (d)	1,575,966	76,746
Series K736, Class X1, 1.312% VRN 7/25/26 (d)	2,188,904	127,042
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.269% FRN 1/25/26 (b)	936,080	938,954
Federal National Mortgage Association
Series 2006-118, Class IP1, 0.166% FRN 12/25/36 (d)	76,683	4,556
Series 2006-118, Class IP2, 0.166% FRN 12/25/36 (d)	58,742	3,833
Series 2005-88, Class IP, 1.901% FRN 10/25/35 (d)	29,206	1,356

	Principal Amount	Value
Series 2020-47, Class GZ, 2.000% 7/25/50	$304,530	$274,229
Series 2020-97, Class AI, 2.000% 1/25/51	198,696	29,245
Series 2006-88, Class IP, 2.090% 3/25/36	38,690	1,982
Series 2020-56, Class DI, 2.500% 8/25/50	475,983	78,556
Series 2020-57, Class NI, 2.500% 8/25/50	386,906	57,911
Series 2020-74, Class EI, 2.500% 10/25/50	191,231	32,446
Series 2020-89, Class DI, 2.500% 12/25/50	1,363,547	210,322
Series 2021-3, Class IB, 2.500% 2/25/51	298,046	54,191
Series 2021-3, Class QI, 2.500% 2/25/51	895,229	140,168
Series 2006-59, Class IP, 2.826% FRN 7/25/36 (d)	88,756	6,866
Series 409, Class C2, 3.000% 4/25/27	78,488	4,533
Series 409, Class C13, 3.500% 11/25/41	88,961	12,935
Series 409, Class C18, 4.000% 4/25/42	99,797	16,233
Series 409, Class C22, 4.500% 11/25/39	57,994	10,266
Series 2011-59, Class NZ, 5.500% 7/25/41	389,017	446,029
Series 2013-9, Class CB, 5.500% 4/25/42	322,562	364,919
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.841% FRN 12/25/43	363,315	66,610
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.991% FRN 9/25/46	115,803	20,465
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.991% FRN 10/25/57	700,325	136,383
Series 2012-46, Class BA, 6.000% 5/25/42	80,959	93,456
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 6.041% FRN 12/25/42	202,748	44,061
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 6.041% FRN 12/25/42	107,354	21,540
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 6.041% FRN 6/25/43	278,826	63,141

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 6.091% FRN 11/25/47	$203,698	$36,157
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.391% FRN 4/25/42	92,253	19,043
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.441% FRN 4/25/40	139,930	15,196
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.441% FRN 10/25/41	200,955	37,571
Series 2012-28, Class B, 6.500% 6/25/39	11,950	12,945
Series 2013-9, Class BC, 6.500% 7/25/42	95,930	112,799
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.541% FRN 3/25/42	51,139	9,236
Series 2012-51, Class B, 7.000% 5/25/42	69,096	82,783
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.468% VRN 9/25/34 (d)	1,295,180	135,262
Series 2019-M28, Class AV, 2.232% 2/25/27	208,561	217,648
Series 2020-M6, Class A, 2.500% 10/25/37	95,167	98,377
Series 2019-M19, Class A2, 2.560% 9/25/29	489,782	514,851
Series 2017-M8, Class A2, 3.061% VRN 5/25/27 (d)	100,000	108,710
Series 2019-M5, Class A2, 3.273% 2/25/29	270,000	297,784
Series 2019-M4, Class A2, 3.610% 2/25/31	130,000	147,668
Government National Mortgage Association
Series 2012-144, Class IO, 0.395% VRN 1/16/53 (d)	4,063,969	81,982
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.420% FRN 5/20/68	406,806	407,652
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.520% FRN 12/20/60	113,624	114,241
Series 2012-135, Class IO, 0.547% VRN 1/16/53 (d)	3,664,997	90,853
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.550% FRN 10/20/64	1,220,897	1,228,675

	Principal Amount	Value
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 0.561% FRN 7/20/70	$197,713	$199,367
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 0.561% FRN 7/20/70	89,576	90,328
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.600% FRN 3/20/61	94,070	94,914
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.620% FRN 3/20/61	68,848	69,450
Series 2014-186, Class IO, 0.656% VRN 8/16/54 (d)	1,156,708	33,339
Series 2017-41, Class IO, 0.699% VRN 7/16/58 (d)	1,438,752	68,064
Series 2021-22, Class IO, 0.997% VRN 5/16/63 (d)	1,097,382	98,687
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.261% FRN 5/20/70	597,296	634,330
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.361% FRN 4/20/70	175,034	182,934
Series 2014-22, Class IA, 1.562% FRN 11/20/42 (d)	27,234	902
Series 2017-H18, Class BI, 1.691% VRN 9/20/67 (d)	4,162,693	283,891
Series 2012-H27, Class AI, 1.741% VRN 10/20/62 (d)	550,730	26,640
Series 2020-181, Class WI, 2.000% 12/20/50	1,581,836	187,332
Series 2017-H20, Class IB, 2.066% VRN 10/20/67 (d)	84,687	7,647
Series 2017-H15, Class KI, 2.310% VRN 7/20/67 (d)	165,572	16,785
Series 2020-123, Class NI, 2.500% 8/20/50	492,785	74,739
Series 2020-123, Class IL, 2.500% 8/20/50	197,369	29,386
Series 2020-127, Class IN, 2.500% 8/20/50	196,984	29,392
Series 2020-129, Class IE, 2.500% 9/20/50	196,570	29,419
Series 2020-160, Class IH, 2.500% 10/20/50	197,891	31,097
Series 2020-160, Class YI, 2.500% 10/20/50	791,178	124,330
Series 2020-160, Class VI, 2.500% 10/20/50	295,088	46,423
Series 2013-107, Class AD, 2.755% VRN 11/16/47 (d)	256,794	270,233
Series 2019-123, Class A, 3.000% 10/20/49	116,501	117,572

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-66, Class CI, 3.500% 2/20/38	$34,442	$679
Series 2013-53, Class OI, 3.500% 4/20/43	584,657	59,869
Series 2020-47, Class MI, 3.500% 4/20/50	377,179	60,607
Series 2020-47, Class NI, 3.500% 4/20/50	94,189	15,088
Series 2014-176, Class IA, 4.000% 11/20/44	62,918	9,369
Series 2015-167, Class OI, 4.000% 4/16/45	73,351	13,048
Series 2016-84, Class IG, 4.500% 11/16/45	329,420	58,087
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 5.489% FRN 8/20/44	94,832	16,997
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.994% FRN 10/16/46	122,312	30,560
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 6.039% FRN 2/20/46	88,547	18,416
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.539% FRN 1/20/40	20,063	1,754
		12,244,019
Pass-Through Securities — 21.3%
Federal Home Loan Mortgage Corp.
Pool #RA3882 2.000% 11/01/50 (e)	393,438	392,814
Pool #QB9090 2.000% 2/01/51	99,808	99,684
Pool #QB8602 2.000% 2/01/51	99,787	100,022
Pool #QB8604 2.000% 2/01/51	99,803	99,913
Pool #QB8773 2.000% 2/01/51	99,788	99,898
Pool #QB9087 2.000% 2/01/51	498,917	499,077
Pool #RA4703 2.000% 2/01/51	696,685	695,907
Pool #SD0552 2.000% 3/01/51	500,000	499,379
Pool #QB9482 2.000% 3/01/51 (e)	100,000	99,891
Pool #QB9961 2.000% 3/01/51 (e)	100,000	99,891
Pool #QC0041 2.000% 3/01/51 (e)	100,000	99,891
Pool #QC0160 2.000% 3/01/51 (e)	100,000	99,941
Pool #QC0161 2.000% 3/01/51 (e)	100,000	99,891
Pool #QB8975 2.000% 3/01/51	99,797	99,689
Pool #QC0337 2.000% 4/01/51 (e)	300,000	299,543
Pool #QC0297 2.000% 4/01/51 (e)	200,000	199,752
Pool #840698 5 year CMT + 1.284% 2.170% FRN 3/01/47	38,169	38,506
Pool #SD0436 2.500% 9/01/50	95,714	98,277
Pool #SD0450 2.500% 10/01/50	391,538	402,738
Pool #QB5092 2.500% 11/01/50	195,519	202,322
Pool #QB5093 2.500% 11/01/50	98,284	101,409

	Principal Amount	Value
Pool #RA4175 2.500% 12/01/50	$788,620	$813,643
Pool #RA4414 2.500% 1/01/51	594,728	612,065
Pool #QB8934 2.500% 2/01/51	199,659	205,666
Pool #QB8958 2.500% 2/01/51	99,815	102,818
Pool #QC0165 2.500% 3/01/51 (e)	100,000	103,653
Pool #ZS8669 3.000% 9/01/32	121,695	128,653
Pool #ZS8673 3.000% 10/01/32	85,967	90,882
Pool #RB5022 3.000% 11/01/39	56,335	58,750
Pool #ZT1257 3.000% 1/01/46	202,966	217,565
Pool #ZM1238 3.000% 6/01/46	125,155	131,537
Pool #G67701 3.000% 10/01/46	863,503	916,851
Pool #ZS4697 3.000% 1/01/47	135,264	142,077
Pool #G60985 3.000% 5/01/47	1,701,760	1,805,832
Pool #G61637 3.000% 9/01/47	768,267	815,911
Pool #ZT1493 3.000% 9/01/48	196,673	208,299
Pool #RA1103 3.000% 7/01/49	241,306	253,610
Pool #RA1293 3.000% 9/01/49	591,826	626,811
Pool #QA4470 3.000% 11/01/49	290,106	301,816
Pool #QA5768 3.000% 1/01/50	73,194	76,789
Pool #QA5770 3.000% 1/01/50	75,503	79,221
Pool #QA7256 3.000% 2/01/50	358,975	374,138
Pool #RA3175 3.000% 7/01/50	978,918	1,030,515
Pool #RA3474 3.000% 9/01/50	377,829	398,453
Pool #ZT1970 3.500% 4/01/33	263,236	284,953
Pool #ZS9316 3.500% 1/01/38	439,848	473,385
Pool #ZN0480 3.500% 10/01/42	77,174	84,288
Pool #U99045 3.500% 3/01/43	317,789	347,231
Pool #U99114 3.500% 2/01/44	39,768	43,452
Pool #U99124 3.500% 3/01/45	344,139	376,022
Pool #Q41209 3.500% 6/01/46	223,284	240,621
Pool #ZM2846 3.500% 3/01/47	75,408	80,474
Pool #ZM3481 3.500% 6/01/47	173,713	186,035
Pool #ZA5318 3.500% 3/01/48	181,980	192,614
Pool #ZA5433 3.500% 6/01/48	1,100,655	1,181,480
Pool #QA7238 3.500% 2/01/50	142,881	152,838
Pool #RA2313 3.500% 3/01/50	1,045,617	1,111,945
Pool #RA2362 3.500% 3/01/50	310,462	328,526
Pool #QA8791 3.500% 4/01/50	243,265	260,445
Pool #RA2658 3.500% 5/01/50	322,237	345,397
Pool #U90316 4.000% 10/01/42	56,673	62,668
Pool #U91254 4.000% 4/01/43	82,362	90,946
Pool #U99054 4.000% 6/01/43	787,570	869,655
Pool #Q19135 4.000% 6/01/43	34,246	38,138
Pool #Q19236 4.000% 6/01/43	29,364	32,434
Pool #Q19615 4.000% 7/01/43	34,143	38,023
Pool #Q19985 4.000% 7/01/43	976,985	1,081,826
Pool #U95137 4.000% 8/01/43	36,063	39,822
Pool #C09071 4.000% 2/01/45	282,648	308,297
Pool #ZM1097 4.000% 3/01/46	822,778	900,487

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #ZS4699 4.000% 1/01/47	$75,181	$81,929
Pool #SD0247 4.000% 7/01/47	69,207	75,635
Pool #V83342 4.000% 8/01/47	166,036	181,208
Pool #ZM5146 4.000% 12/01/47	576,244	621,124
Pool #ZA5297 4.000% 3/01/48	275,774	299,752
Pool #ZA5454 4.000% 6/01/48	355,312	384,651
Pool #G67713 4.000% 6/01/48	895,969	978,431
Pool #ZA6680 4.000% 4/01/49	676,334	737,465
Pool #RA2141 4.000% 2/01/50	198,037	212,594
Pool #RA2358 4.000% 3/01/50	120,974	129,939
Pool #U92272 4.500% 12/01/43	47,012	52,358
Pool #U99076 4.500% 12/01/43	282,099	314,181
Pool #U99084 4.500% 2/01/44	267,030	297,397
Pool #U99091 4.500% 3/01/44	74,208	82,647
Pool #Q26207 4.500% 5/01/44	29,065	32,389
Pool #Q47940 4.500% 2/01/47	330,237	362,619
Pool #V83157 4.500% 4/01/47	1,470,616	1,617,120
Pool #ZS4720 4.500% 5/01/47 (e)	161,057	176,792
Pool #Q49177 4.500% 6/01/47	255,705	283,096
Pool #G61374 4.500% 4/01/48	255,377	282,254
Pool #ZT0474 4.500% 8/01/48	42,331	46,692
Pool #ZN2185 4.500% 12/01/48	149,908	163,148
Pool #RA2353 4.500% 3/01/50	142,177	154,725
Pool #G06496 5.000% 6/01/41	42,181	48,568
Pool #Q55401 5.000% 4/01/48	308,169	341,522
Pool #Q56002 5.000% 5/01/48	73,798	81,791
Pool #ZM7733 5.000% 8/01/48	227,054	251,549
Pool #ZN1436 5.000% 11/01/48	107,946	119,423
Pool #SD0291 5.000% 3/01/50	700,653	773,887
Pool #G06875 5.500% 12/01/38	6,586	7,633
Pool #G07509 6.500% 9/01/39	12,568	15,001
Pool #G06669 6.500% 9/01/39	13,987	16,623
Pool #G07335 7.000% 3/01/39	31,147	37,725
Federal National Mortgage Association
Pool #CA8377 1.500% 12/01/35	97,588	98,284
Pool #BL6295 1.950% 4/01/32	100,000	99,655
Pool #BQ0254 2.000% 8/01/50 (e)	95,672	95,645
Pool #BQ1528 2.000% 9/01/50 (e)	96,365	96,338
Pool #FM5642 2.000% 1/01/51	99,556	99,385
Pool #BQ9224 2.000% 1/01/51 (e)	199,135	198,888
Pool #BQ9226 2.000% 1/01/51	196,989	196,750
Pool #BR1823 2.000% 1/01/51	99,438	99,299
Pool #FM5940 2.000% 2/01/51	698,670	697,912
Pool #BR2641 2.000% 2/01/51	99,743	99,775
Pool #BR2643 2.000% 2/01/51	99,744	99,686
Pool #BR2644 2.000% 2/01/51	99,764	99,656
Pool #BR2664 2.000% 2/01/51	398,642	398,770
Pool #BR1967 2.000% 2/01/51	99,758	99,603
Pool #BR3500 2.000% 2/01/51	99,637	99,475

	Principal Amount	Value
Pool #BR3256 2.000% 2/01/51	$99,790	$100,212
Pool #BR3257 2.000% 2/01/51	99,741	99,976
Pool #BR3750 2.000% 2/01/51	598,670	598,020
Pool #BR4035 2.000% 2/01/51	199,610	199,300
Pool #BR4056 2.000% 2/01/51	199,194	198,978
Pool #BR4548 2.000% 2/01/51	99,801	99,638
Pool #BR4753 2.000% 3/01/51 (e)	99,963	99,995
Pool #BR4722 2.000% 3/01/51 (e)	99,959	99,850
Pool #BR3286 2.000% 3/01/51 (e)	99,758	99,658
Pool #BR4756 2.000% 3/01/51	99,979	99,870
Pool #BR5458 2.000% 3/01/51	100,000	99,876
Pool #BR5487 2.000% 3/01/51	100,000	99,891
Pool #BR5587 2.000% 3/01/51	99,965	99,906
Pool #BR5577 2.000% 3/01/51	99,959	99,850
Pool #BR5649 2.000% 3/01/51	100,000	99,891
Pool #BR5633 2.000% 3/01/51	100,000	99,891
Pool #BR5634 2.000% 3/01/51	100,000	99,854
Pool #BR6462 2.000% 3/01/51 (e)	100,000	99,876
Pool #FM6343 2.000% 3/01/51	99,930	99,822
Pool #FM6400 2.000% 3/01/51 (e)	400,000	399,566
Pool #FM6448 2.000% 3/01/51 (e)	500,000	499,270
Pool #BR3290 2.000% 3/01/51	398,728	398,233
Pool #BR8478 2.000% 4/01/51 (e)	100,000	100,012
Pool #BR7744 2.000% 4/01/51 (e)	100,000	100,454
Pool #BR7191 2.000% 4/01/51	600,000	599,255
Pool #BR7745 2.000% 4/01/51	100,000	100,298
Pool #FM6555 2.000% 4/01/51 (e)	500,000	499,223
Pool #BL5850 2.260% 4/01/30	392,738	406,444
Pool #AL6613 2.500% 6/01/28	89,531	93,512
Pool #MA2749 2.500% 9/01/36 (e)	73,446	75,896
Pool #FM3123 2.500% 3/01/38	690,639	713,686
Pool #BQ1150 2.500% 10/01/50	196,269	202,117
Pool #FM4577 2.500% 10/01/50	291,313	300,283
Pool #FM4578 2.500% 10/01/50	97,058	99,766
Pool #BQ5876 2.500% 11/01/50	97,504	100,604
Pool #BQ5881 2.500% 11/01/50	293,057	301,687
Pool #BQ5882 2.500% 11/01/50	488,802	502,922
Pool #BQ9053 2.500% 12/01/50	98,814	101,644
Pool #FM5944 2.500% 1/01/51	299,452	308,037
Pool #FM5423 2.500% 1/01/51	493,673	509,337
Pool #FM5648 2.500% 1/01/51	298,786	307,314
Pool #FM5649 2.500% 1/01/51	99,532	102,122
Pool #FM5653 2.500% 1/01/51	398,205	410,025
Pool #BR0757 2.500% 1/01/51	98,715	101,445
Pool #CA8460 2.500% 1/01/51	1,289,129	1,323,084
Pool #FM5713 2.500% 2/01/51	199,503	205,019
Pool #FM5743 2.500% 2/01/51	99,678	102,733
Pool #FM5904 2.500% 2/01/51	199,333	205,443
Pool #FM5931 2.500% 2/01/51	397,194	408,773

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR3664 2.500% 2/01/51	$99,681	$102,444
Pool #CA9121 2.500% 2/01/51	399,277	411,416
Pool #FM6188 2.500% 3/01/51	199,594	205,600
Pool #FM6460 2.500% 3/01/51	200,000	206,305
Pool #BR6496 2.500% 4/01/51 (e)	100,000	103,653
Pool #BR7222 2.500% 4/01/51	200,000	205,855
Pool #AM8674 2.810% 4/01/25	50,000	53,558
Pool #MA2523 3.000% 2/01/36 (e)	461,543	486,231
Pool #MA2579 3.000% 4/01/36 (e)	353,880	372,809
Pool #MA2832 3.000% 12/01/36	175,777	184,904
Pool #BJ2544 3.000% 12/01/37	90,419	94,916
Pool #FM6134 3.000% 3/01/40 (e)	378,823	398,139
Pool #AQ7306 3.000% 1/01/43	44,068	47,459
Pool #AR1202 3.000% 1/01/43	44,853	48,303
Pool #BC0884 3.000% 5/01/46	313,195	332,198
Pool #AS7533 3.000% 7/01/46	202,108	213,866
Pool #AS7738 3.000% 8/01/46	533,355	565,718
Pool #BC1509 3.000% 8/01/46	53,613	56,581
Pool #AS7844 3.000% 9/01/46	97,573	102,944
Pool #BC2817 3.000% 9/01/46	152,765	161,175
Pool #BD8104 3.000% 10/01/46	230,657	244,652
Pool #AL9397 3.000% 10/01/46	105,296	111,093
Pool #BE0072 3.000% 11/01/46	924,954	977,898
Pool #AS8359 3.000% 11/01/46	491,446	516,198
Pool #BM4579 3.000% 4/01/47	1,819,542	1,931,652
Pool #BM1565 3.000% 4/01/47	953,042	1,010,870
Pool #890843 3.000% 9/01/47	507,027	536,207
Pool #BN7652 3.000% 7/01/49	1,347,287	1,415,985
Pool #CA3809 3.000% 7/01/49	61,620	64,762
Pool #BN7753 3.000% 9/01/49	1,121,633	1,191,443
Pool #FM1459 3.000% 9/01/49	445,296	463,270
Pool #FM1676 3.000% 10/01/49	281,192	292,543
Pool #BO2878 3.000% 11/01/49	194,072	201,905
Pool #BO7435 3.000% 11/01/49	209,330	218,106
Pool #BO8513 3.000% 12/01/49	97,598	101,537
Pool #BO8932 3.000% 1/01/50	55,612	58,273
Pool #CA4979 3.000% 1/01/50	239,085	250,976
Pool #MA3937 3.000% 2/01/50	261,808	272,376
Pool #CA6000 3.000% 6/01/50	534,191	561,763
Pool #CA6053 3.000% 6/01/50	738,357	776,467
Pool #CA6427 3.000% 7/01/50	457,718	478,697
Pool #BP7009 3.000% 8/01/50	162,292	169,857
Pool #FM4532 3.000% 9/01/50	780,524	820,567
Pool #AN8048 3.080% 1/01/28	210,000	228,488
Pool #BL2454 3.160% 5/01/29	87,878	95,737
Pool #FM5754 3.500% 3/01/37 (e)	95,349	102,381
Pool #890827 3.500% 12/01/37 (e)	61,247	65,917
Pool #FM6015 3.500% 8/01/39 (e)	97,032	104,096
Pool #MA1177 3.500% 9/01/42	30,279	33,070

	Principal Amount	Value
Pool #MA1213 3.500% 10/01/42	$184,467	$201,472
Pool #AL3026 3.500% 12/01/42	51,831	56,252
Pool #BM4751 3.500% 3/01/43	593,864	644,155
Pool #BM4750 3.500% 2/01/45	122,813	133,213
Pool #AY6181 3.500% 4/01/45	133,103	143,210
Pool #AS6328 3.500% 12/01/45	624,284	670,518
Pool #AS6340 3.500% 12/01/45	131,649	141,810
Pool #AS6541 3.500% 1/01/46	139,699	151,311
Pool #AS6562 3.500% 1/01/46	122,219	131,652
Pool #AL9546 3.500% 11/01/46	304,111	325,811
Pool #BC9096 3.500% 12/01/46	130,316	139,438
Pool #BM4897 3.500% 12/01/46	838,754	910,307
Pool #FM3347 3.500% 5/01/47	529,908	567,993
Pool #BH4101 3.500% 10/01/47	198,453	210,298
Pool #CA0907 3.500% 12/01/47	55,763	59,910
Pool #CA1053 3.500% 1/01/48	299,381	316,968
Pool #FM3753 3.500% 4/01/48	74,291	79,654
Pool #CA1526 3.500% 4/01/48	531,322	570,505
Pool #BM5521 3.500% 7/01/48	869,292	931,770
Pool #FM3469 3.500% 8/01/48	688,808	738,959
Pool #FM3141 3.500% 11/01/48	805,127	862,239
Pool #FM3773 3.500% 11/01/48	727,564	779,856
Pool #FM3278 3.500% 11/01/48	529,936	561,565
Pool #FM3215 3.500% 1/01/49	458,579	488,773
Pool #890876 3.500% 2/01/49	120,898	129,852
Pool #FM1193 3.500% 6/01/49	169,257	179,254
Pool #CA3860 3.500% 7/01/49	925,271	988,591
Pool #BO2252 3.500% 10/01/49	467,515	499,801
Pool #FM2091 3.500% 12/01/49	143,756	153,728
Pool #FM2333 3.500% 2/01/50	254,512	269,702
Pool #CA5164 3.500% 2/01/50	507,629	537,926
Pool #FM0062 3.500% 2/01/50	703,630	748,045
Pool #CA5561 3.500% 4/01/50	564,295	600,091
Pool #FM4281 3.500% 8/01/50	609,130	652,719
Pool #FM4737 3.500% 9/01/50	262,413	280,863
Pool #AK8441 4.000% 4/01/42	20,217	22,322
Pool #AO2711 4.000% 5/01/42	19,940	22,017
Pool #AO6086 4.000% 6/01/42	27,862	30,763
Pool #AP0692 4.000% 7/01/42	18,285	20,183
Pool #AP5333 4.000% 7/01/42	153,540	169,481
Pool #AP2530 4.000% 8/01/42	24,425	26,961
Pool #AP4903 4.000% 9/01/42	36,029	39,769
Pool #AP7399 4.000% 9/01/42	54,102	59,719
Pool #MA1217 4.000% 10/01/42	144,649	159,893
Pool #AP9229 4.000% 10/01/42	14,367	15,859
Pool #AP9766 4.000% 10/01/42	108,092	119,483
Pool #MA1253 4.000% 11/01/42	85,672	94,701
Pool #AQ3599 4.000% 11/01/42	19,739	21,788
Pool #AQ4555 4.000% 12/01/42	48,859	53,932

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AQ7003 4.000% 12/01/42	$47,952	$52,931
Pool #AQ7082 4.000% 1/01/43	62,611	69,112
Pool #AL3508 4.000% 4/01/43	37,620	41,879
Pool #AQ4078 4.000% 6/01/43	36,454	40,581
Pool #AQ4080 4.000% 6/01/43	29,153	32,189
Pool #AT8394 4.000% 6/01/43	35,043	39,009
Pool #AB9683 4.000% 6/01/43	52,078	57,452
Pool #AT9637 4.000% 7/01/43	106,377	117,454
Pool #AT9653 4.000% 7/01/43	78,264	87,123
Pool #AT9657 4.000% 7/01/43	64,204	70,830
Pool #AS0070 4.000% 8/01/43	33,425	36,895
Pool #MA1547 4.000% 8/01/43	38,771	42,797
Pool #AS3253 4.000% 9/01/44	95,691	104,591
Pool #AS4347 4.000% 1/01/45	64,921	71,722
Pool #AS9453 4.000% 4/01/47	77,482	84,631
Pool #AS9588 4.000% 5/01/47	159,785	174,427
Pool #BE3702 4.000% 6/01/47	125,778	135,794
Pool #MA3058 4.000% 7/01/47	320,332	346,397
Pool #MA3088 4.000% 8/01/47	726,268	786,692
Pool #BH2623 4.000% 8/01/47	1,259,365	1,361,385
Pool #MA3149 4.000% 10/01/47	277,497	299,457
Pool #BH4095 4.000% 10/01/47	116,177	125,371
Pool #BM2005 4.000% 12/01/47	33,585	36,379
Pool #BJ6133 4.000% 1/01/48	44,819	48,281
Pool #FM2201 4.000% 1/01/48	244,350	265,596
Pool #FM3023 4.000% 2/01/48	61,306	67,096
Pool #BJ0685 4.000% 4/01/48	199,538	214,767
Pool #FM2173 4.000% 9/01/48	87,909	95,113
Pool #FM5828 4.000% 10/01/48 (e)	537,925	585,537
Pool #FM3158 4.000% 11/01/48	205,456	223,705
Pool #FM5054 4.000% 11/01/48	242,609	261,960
Pool #FM3904 4.000% 3/01/49	222,336	238,541
Pool #FM3542 4.000% 5/01/49	69,321	75,716
Pool #FM1098 4.000% 5/01/49	145,864	158,273
Pool #BO0968 4.000% 6/01/49	172,994	185,367
Pool #FM2158 4.000% 10/01/49	66,690	72,572
Pool #CA4823 4.000% 12/01/49	249,062	266,747
Pool #CA4819 4.000% 12/01/49	72,909	79,316
Pool #FM3978 4.000% 7/01/50	149,665	161,789
Pool #BF0104 4.000% 2/01/56	112,730	125,843
Pool #BF0183 4.000% 1/01/57	62,954	70,277
Pool #BF0191 4.000% 6/01/57	120,546	134,418
Pool #MA0706 4.500% 4/01/31	17,853	19,859
Pool #MA0734 4.500% 5/01/31	59,872	66,601
Pool #MA0776 4.500% 6/01/31	20,145	22,409
Pool #MA0913 4.500% 11/01/31	14,364	15,978
Pool #MA0939 4.500% 12/01/31	15,830	17,609
Pool #993117 4.500% 1/01/39	1,118	1,240
Pool #AA0856 4.500% 1/01/39	8,146	9,065

	Principal Amount	Value
Pool #AA3495 4.500% 2/01/39	$8,944	$9,941
Pool #935520 4.500% 8/01/39	15,310	17,024
Pool #AD5481 4.500% 5/01/40	411,633	462,911
Pool #AD6914 4.500% 6/01/40	45,074	50,689
Pool #AD8685 4.500% 8/01/40	94,749	106,552
Pool #MA1591 4.500% 9/01/43	75,543	84,221
Pool #MA1629 4.500% 10/01/43	73,121	81,407
Pool #AL4341 4.500% 10/01/43	4,742	5,301
Pool #AU6423 4.500% 10/01/43	142,324	159,075
Pool #MA1664 4.500% 11/01/43	36,423	40,551
Pool #MA1711 4.500% 12/01/43	75,200	83,722
Pool #AL4741 4.500% 1/01/44	32,799	36,516
Pool #AW0318 4.500% 2/01/44	85,963	95,946
Pool #AL5562 4.500% 4/01/44	14,492	16,198
Pool #890604 4.500% 10/01/44	298,362	335,344
Pool #AS4271 4.500% 1/01/45	37,818	43,333
Pool #AS9760 4.500% 6/01/47 (e)	186,399	204,901
Pool #CA0148 4.500% 8/01/47	100,276	110,010
Pool #CA0717 4.500% 11/01/47	192,936	211,423
Pool #CA1565 4.500% 4/01/48	114,446	124,984
Pool #BM4014 4.500% 5/01/48	51,574	56,614
Pool #BJ2763 4.500% 5/01/48	223,520	243,680
Pool #CA1707 4.500% 5/01/48	212,745	234,792
Pool #BJ9257 4.500% 6/01/48	266,403	295,343
Pool #CA2047 4.500% 7/01/48	337,642	374,321
Pool #CA2199 4.500% 8/01/48	554,105	614,299
Pool #CA2482 4.500% 10/01/48	445,130	493,209
Pool #BK7700 4.500% 10/01/48	653,691	724,296
Pool #BM4781 4.500% 10/01/48	52,197	57,737
Pool #BN1623 4.500% 11/01/48	263,091	291,508
Pool #BM5119 4.500% 12/01/48	450,895	495,876
Pool #CA3055 4.500% 2/01/49	116,858	128,822
Pool #FM1458 4.500% 4/01/49	51,020	55,574
Pool #FM1263 4.500% 7/01/49	90,418	98,912
Pool #CA3842 4.500% 7/01/49	155,285	169,874
Pool #FM4117 4.500% 7/01/49	73,513	80,700
Pool #CA4033 4.500% 8/01/49	161,178	176,320
Pool #FM3572 4.500% 9/01/49	137,621	152,571
Pool #FM1539 4.500% 9/01/49	87,942	95,902
Pool #FM3083 4.500% 10/01/49	231,871	252,785
Pool #FM5475 4.500% 3/01/50 (e)	255,385	281,533
Pool #FM2745 4.500% 3/01/50	311,484	338,509
Pool #CA5379 4.500% 3/01/50	325,240	360,877
Pool #MA4031 4.500% 5/01/50	307,691	334,386
Pool #BF0148 4.500% 4/01/56	517,725	590,633
Pool #BF0222 4.500% 9/01/57	604,120	685,795
Pool #BF0301 4.500% 8/01/58	66,348	75,318
Pool #BF0338 4.500% 1/01/59	150,935	171,341
Pool #915154 5.000% 4/01/37	40,719	46,423

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #974965 5.000% 4/01/38	$117,472	$134,153
Pool #983077 5.000% 5/01/38	33,567	38,189
Pool #310088 5.000% 6/01/38	31,382	35,827
Pool #AE2266 5.000% 3/01/40	73,180	83,358
Pool #BM3904 5.000% 5/01/48	105,184	116,762
Pool #CA2251 5.000% 8/01/48	88,970	98,568
Pool #MA3501 5.000% 10/01/48	348,513	385,785
Pool #CA2652 5.000% 11/01/48	547,839	608,139
Pool #MA3527 5.000% 11/01/48	486,126	538,115
Pool #BN0341 5.000% 12/01/48	188,539	208,644
Pool #FM1727 5.000% 9/01/49	1,108,965	1,250,089
Pool #FM3155 5.000% 12/01/49	147,564	163,253
Pool #FM3957 5.000% 3/01/50	302,651	334,829
Pool #937948 5.500% 6/01/37	8,139	9,439
Pool #995072 5.500% 8/01/38	16,166	18,748
Pool #BF0141 5.500% 9/01/56	570,503	663,474
Pool #481473 6.000% 2/01/29	18	21
Pool #867557 6.000% 2/01/36	1,834	2,087
Pool #AE0469 6.000% 12/01/39	136,815	162,032
Pool #BM1948 6.000% 7/01/41	146,112	172,401
Pool #AL4324 6.500% 5/01/40	83,176	99,259
Pool #AE0758 7.000% 2/01/39	45,174	54,596
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	124,594	132,802
Pool #AA5649 3.000% 9/15/42	114,963	122,536
Pool #AB9108 3.000% 10/15/42	811,853	865,330
Pool #AB9109 3.000% 10/15/42	70,496	75,140
Pool #AB9207 3.000% 11/15/42	62,777	66,912
Pool #784571 3.500% 6/15/48	273,637	294,508
Pool #BS8439 3.500% 5/15/50	288,449	303,780
Pool #487588 6.000% 4/15/29	1,224	1,375
Pool #595077 6.000% 10/15/32	278	320
Pool #596620 6.000% 10/15/32	205	236
Pool #604706 6.000% 10/15/33	36,286	42,034
Pool #636251 6.000% 3/15/35	3,959	4,592
Pool #782034 6.000% 1/15/36	40,774	47,432
Pool #658029 6.000% 7/15/36	14,118	16,450
Government National Mortgage Association II
Pool #785218 2.000% 12/20/50	297,135	299,963
Pool #785219 2.000% 12/20/50	397,070	400,973
Pool #785220 2.000% 12/20/50	297,513	300,623
Pool #785221 2.000% 12/20/50	393,386	397,745
Pool #785360 2.000% 3/20/51	100,000	101,202
Pool #785359 2.000% 3/20/51	300,000	303,136
Pool #BT1888 2.500% 12/20/50	197,392	203,672
Pool #BS8546 2.500% 12/20/50	99,489	102,841
Pool #MA2677 3.000% 3/20/45	230,534	243,939

	Principal Amount	Value
Pool #MA4068 3.000% 11/20/46	$37,880	$39,976
Pool #MA6338 3.000% 12/20/49	573,601	598,797
Pool #MA6766 3.000% 7/20/50	930,197	967,496
Pool #MA1995 3.500% 6/20/44	88,804	96,011
Pool #MA2678 3.500% 3/20/45	39,749	42,800
Pool #MA4451 3.500% 5/20/47	208,674	221,956
Pool #BC4732 3.500% 10/20/47	409,764	440,455
Pool #BD0384 3.500% 10/20/47	246,941	265,436
Pool #784674 3.500% 4/20/48	2,213,621	2,427,149
Pool #784985 3.500% 9/20/48	57,819	61,463
Pool #784825 3.500% 10/20/49	253,003	264,204
Pool #BM7534 3.500% 2/20/50	162,003	175,858
Pool #MA6767 3.500% 7/20/50 (e)	91,315	96,207
Pool #MA6933 3.500% 10/20/50 (e)	285,566	302,314
Pool #MA4511 4.000% 6/20/47	1,211,328	1,308,977
Pool #MA4720 4.000% 9/20/47	818,931	883,989
Pool #MA4838 4.000% 11/20/47	635,360	684,941
Pool #MA4901 4.000% 12/20/47	243,398	262,240
Pool #MA5020 4.000% 2/20/48	240,712	259,063
Pool #MA5078 4.000% 3/20/48	288,384	310,122
Pool #MA5137 4.000% 4/20/48	236,109	253,833
Pool #BM9734 4.000% 10/20/49	85,165	92,317
Pool #BM9743 4.000% 11/20/49	87,479	94,825
Pool #BS1728 4.000% 1/20/50	90,129	97,754
Pool #BS1742 4.000% 2/20/50	87,911	95,348
Pool #BS1757 4.000% 3/20/50	95,396	103,467
Pool #BS8420 4.000% 4/20/50	368,399	399,680
Pool #783298 4.500% 4/20/41	130,271	145,731
Pool #783368 4.500% 7/20/41	18,689	20,907
Pool #MA4654 4.500% 8/20/47	266,027	291,904
Pool #MA5138 4.500% 4/20/48	463,538	505,694
Pool #MA5193 4.500% 5/20/48	643,732	701,823
Pool #MA5265 4.500% 6/20/48	431,650	469,962
Pool #MA5331 4.500% 7/20/48	108,824	118,355
Pool #MA5399 4.500% 8/20/48	1,107,286	1,202,970
Pool #MA5467 4.500% 9/20/48	527,990	573,120
Pool #MA5529 4.500% 10/20/48	429,826	466,196
Pool #MA5652 4.500% 12/20/48	148,323	160,549
Pool #MA5711 4.500% 1/20/49	1,013,168	1,095,890
Pool #MA5818 4.500% 3/20/49	148,278	160,292
Pool #4747 5.000% 7/20/40	79,677	91,023
Pool #MA5530 5.000% 10/20/48	53,913	58,882
Pool #MA5712 5.000% 1/20/49	721,398	787,211
Government National Mortgage Association II TBA
2.000% 10/01/50 (e)	3,900,000	3,933,211
2.500% 6/01/50 (e)	3,000,000	3,092,578
3.000% 8/01/49 (e)	800,000	833,094

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uniform Mortgage Backed Securities TBA
1.500% 2/01/36 (e)	$6,200,000	$6,224,703
2.000% 12/01/50 (e)	15,400,000	15,353,078
2.500% 7/01/50 (e)	2,100,000	2,153,320
3.000% 6/01/49 (e)	200,000	208,266
		157,412,999
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 1.959% FRN 2/25/50 (b)	770,000	766,421
Series 2020-DNA6, Class M2, SOFR + 2.000% 2.017% FRN 12/25/50 (b)	780,000	776,593
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.059% FRN 7/25/29	1,450,000	1,552,557
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.209% FRN 10/25/39 (b)	463,805	463,804
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 10/25/30	1,319,632	1,314,216
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (b)	725,835	726,312
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 4.359% FRN 1/25/31	370,000	375,816
		5,975,719

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $173,848,365)		175,632,737

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bonds & Notes — 17.1%
U.S. Treasury Bond
1.250% 5/15/50	$16,190,000	$12,181,247
1.375% 8/15/50	17,230,000	13,401,299
1.625% 11/15/50	5,710,000	4,741,527
1.875% 2/15/51	4,040,000	3,571,416
2.000% 2/15/50	3,150,000	2,871,914
3.000% 2/15/48	16,000	17,880
3.750% 11/15/43	9,010,000	11,234,704
U.S. Treasury Inflation Index
0.750% 2/15/42	833,393	959,102
0.750% 2/15/45	99,962	115,029
1.375% 2/15/44	2,255,682	2,931,902
2.125% 2/15/40	1,730,414	2,471,485
2.125% 2/15/41	632,990	911,962
U.S. Treasury Note
0.250% 11/15/23	70,000	69,959
0.250% 5/31/25	47,820,000	46,888,997
0.250% 6/30/25	40,000	39,175
0.250% 9/30/25	120,000	117,005
0.250% 10/31/25	360,000	350,396
0.375% 11/30/25	20,000	19,554
0.500% 6/30/27	7,120,000	6,791,049
0.625% 12/31/27	5,750,000	5,471,487
0.625% 5/15/30	170,000	154,600
0.625% 8/15/30	220,000	199,224
0.750% 1/31/28	9,770,000	9,361,864
U.S. Treasury Strip
0.000% 5/15/49	3,450,000	1,715,481
		126,588,258

TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,001,648)		126,588,258

TOTAL BONDS & NOTES (Cost $746,027,062)		752,577,126

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $393,030)		204,906

TOTAL LONG-TERM INVESTMENTS (Cost $746,420,092)		752,782,032

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$7,333,839	$7,333,839
U.S. Treasury Bill — 0.8%
United States Cash Management Bill
0.000% 4/06/21	930,000	929,999
0.000% 5/04/21	4,680,000	4,679,946
		5,609,945

TOTAL SHORT-TERM INVESTMENTS (Cost $12,943,442)		12,943,784

TOTAL INVESTMENTS — 103.3% (Cost $759,363,534) (i)		765,725,816

Other Assets/(Liabilities) — (3.3)%		(24,313,023)

NET ASSETS — 100.0%		$741,412,793

Abbreviation Legend

FRN	Floating Rate Note
IO	Interest Only
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $110,329,983 or 14.88% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $184,277 or 0.02% of net assets.

(h)

Maturity value of $7,333,839. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $7,480,602.

(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put COP Call	Goldman Sachs & Co.*	6/11/21	3,500.00	2,700,000	USD	2,700,00	$20,250	$44,861	$(24,611)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Bond Future	4/23/21	158.00	132	USD	20,406,375	$51,562	$113,665	$(62,103)
U.S. Treasury Note 10 Year Future	4/23/21	132.50	214	USD	28,020,625	36,781	90,651	(53,870)
U.S. Treasury Note 5 Year Future	4/23/21	124.00	216	USD	26,654,063	25,313	56,335	(31,022)
U.S. Treasury Note 5 Year Future	4/23/21	124.25	216	USD	26,654,063	13,500	31,960	(18,460)
						$127,156	$292,611	$(165,455)
Put
Eurodollar Future	3/14/22	99.63	575	USD	143,412,188	$57,500	$55,558	$1,942
						$184,656	$348,169	$(163,513)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put BRL Call	Goldman Sachs & Co.*	6/14/21	5.40	2,700,000	USD	2,700,000	$(38,879)	$(56,462)	$17,583

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Bond Future	4/23/21	164.00	50	USD	7,729,688	$(2,344)	$(30,586)	$28,242
U.S. Treasury Note 10 Year Future	4/23/21	134.00	110	USD	14,403,125	(5,156)	(73,872)	68,716
U.S. Treasury Bond Future	5/21/21	157.00	81	USD	12,522,094	(97,453)	(155,032)	57,579
U.S. Treasury Note 10 Year Future	5/21/21	132.00	107	USD	14,010,313	(58,516)	(101,800)	43,284
U.S. Treasury Note 10 Year Future	5/21/21	134.00	115	USD	15,057,813	(16,172)	(51,098)	34,926
U.S. Treasury Note 5 Year Future	5/21/21	124.00	216	USD	26,654,063	(54,000)	(87,173)	33,173
						$(233,641)	$(499,561)	$265,920
Put
Eurodollar Future	3/14/22	99.38	452	USD	112,734,450	$(25,425)	$(23,076)	$(2,349)
Eurodollar Future	3/14/22	99.75	16	USD	3,990,600	(2,500)	(3,566)	1,066
						$(27,925)	$(26,642)	$(1,283)
						$(261,566)	$(526,203)	$264,637

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	1.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	992,000	$(5,126)	$(12,053)	$6,927
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	1.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	246,000	(1,271)	(3,075)	1,804
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	1.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	472,000	(2,439)	(6,301)	3,862
30-Year Interest Rate Swap, 6/7/51	Goldman Sachs & Co.*	6/03/21	1.80%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	512,000	(3,406)	(7,782)	4,376
30-Year Interest Rate Swap, 6/7/51	Goldman Sachs & Co.*	6/03/21	1.80%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	512,000	(3,406)	(8,243)	4,837
									(15,648)	(37,454)	21,806
Put
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	3-Month USD LIBOR BBA	Quarterly	2.25%	Semi-Annually	USD	992,000	$(27,568)	$(12,053)	$(15,515)
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	3-Month USD LIBOR BBA	Quarterly	2.25%	Semi-Annually	USD	246,000	(6,836)	(3,075)	(3,761)
30-Year Interest Rate Swap, 6/3/51	Goldman Sachs & Co.*	6/01/21	3-Month USD LIBOR BBA	Quarterly	2.25%	Semi-Annually	USD	472,000	(13,117)	(6,301)	(6,816)
30-Year Interest Rate Swap, 6/7/51	Goldman Sachs & Co.*	6/03/21	3-Month USD LIBOR BBA	Quarterly	2.30%	Semi-Annually	USD	512,000	(12,140)	(6,400)	(5,740)
30-Year Interest Rate Swap, 6/7/51	Goldman Sachs & Co.*	6/03/21	3-Month USD LIBOR BBA	Quarterly	2.30%	Semi-Annually	USD	512,000	(12,140)	(7,066)	(5,074)
									(71,801)	(34,895)	(36,906)
									$(87,449)	$(72,349)	$(15,100)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/19/21	USD	14,985,693	EUR	12,270,000	$592,786
Citibank N.A.*	4/19/21	ZAR	16,890,000	USD	1,133,618	8,573
Citibank N.A.*	4/19/21	JPY	981,116,379	USD	9,518,933	(656,598)
Citibank N.A.*	4/19/21	MXN	9,787,043	USD	485,047	(6,899)
Citibank N.A.*	4/19/21	IDR	144,534,594,997	USD	10,287,160	(346,649)
Citibank N.A.*	4/19/21	AUD	12,844,723	USD	10,025,448	(268,423)
Citibank N.A.*	4/19/21	GBP	2,197,174	USD	2,982,607	46,545
Citibank N.A.*	4/19/21	BRL	4,861,243	USD	910,231	(47,306)
Citibank N.A.*	4/19/21	EUR	1,353,000	USD	1,638,305	(51,214)
Citibank N.A.*	4/19/21	RUB	466,510,000	USD	6,208,193	(51,082)
Citibank N.A.*	4/19/21	CAD	33,337,369	USD	26,425,455	103,468
Citibank N.A.*	4/19/21	USD	498,023	AUD	650,000	4,274
Goldman Sachs International*	4/19/21	BRL	1,630,000	USD	300,882	(11,539)
Goldman Sachs International*	4/19/21	EUR	820,000	USD	995,775	(33,902)
Goldman Sachs International*	4/19/21	RUB	210,288,825	USD	2,809,242	(33,800)
Goldman Sachs International*	4/19/21	USD	13,747,971	EUR	11,204,825	604,532
Goldman Sachs International*	4/19/21	USD	472,614	MXN	10,100,000	(20,824)
						$(168,058)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	6/08/21	49	$9,303,226	$2,794
Australia 10 Year Bond	6/15/21	87	9,181,783	(55,069)
U.S. Treasury Long Bond	6/21/21	405	65,865,654	(3,255,185)
U.S. Treasury Ultra Bond	6/21/21	111	20,987,965	(872,684)
U.S. Treasury Note 5 Year	6/30/21	3,599	449,740,741	(5,629,763)
90 Day Eurodollar	12/18/23	1,051	260,111,759	(527,896)
				$(10,337,803)
Short
Euro-Bund	6/08/21	189	$(37,844,253)	$(118,298)
Euro-Buxl 30 Year Bond	6/08/21	4	(979,386)	12,894
Japanese Government Bond 10 Year	6/14/21	6	(8,186,455)	(4,649)
U.S. Treasury Note 10 Year	6/21/21	1,123	(150,746,621)	3,703,808
U.S. Treasury Ultra 10 Year	6/21/21	112	(16,763,036)	670,036
U.S. Treasury Note 2 Year	6/30/21	20	(4,419,184)	4,653
90 Day Eurodollar	12/13/21	957	(238,242,005)	(373,983)
				$3,894,461

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	BBB+**	USD	10,094,000	$185,820	$106,476	$79,344
CDX.NA.IG Series 36†	1.000%	Quarterly	6/20/26	BBB+**	USD	77,449,000	1,810,603	1,693,451	117,152
CDX.NA.HY Series 36†	5.000%	Quarterly	6/20/26	BB-**	USD	18,750,000	1,672,275	1,596,192	76,083
							$3,668,698	$3,396,119	$272,579

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$235,548	$37,242	$198,306
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	241,901	46,911	194,990
3-Month USD LIBOR	Quarterly	Fixed 0.190%	Semi-Annually	6/15/22	USD	26,407,000	(6,909)	(119)	(6,790)
3-Month USD LIBOR	Quarterly	Fixed 1.100%	Semi-Annually	12/18/25	USD	42,455,000	(395,470)	—	(395,470)
Fixed 0.260%	Annually	Fed Funds	Annually	5/15/27	USD	24,700,000	1,249,956	(82,911)	1,332,867
Fixed 0.450%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/15/27	USD	13,486,000	685,617	(33,752)	719,369
Fixed 0.780%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/27	USD	3,837,000	150,672	18,719	131,953
Fixed 1.350%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	13,692,000	114,101	44,679	69,422
Fixed 0.560%	Annually	12-Month USD SOFR	Annually	7/20/45	USD	5,820,000	1,592,083	78,573	1,513,510
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	4,020,000	958,491	—	958,491
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,910,000	245,960	10,484	235,476
Fixed 2.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	3,458,000	174,878	(3,064)	177,942
Fixed 1.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	8,708,000	2,202,414	104,499	2,097,915
Fixed 1.225%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	724,000	149,432	832	148,600
Fixed 1.200%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,441,000	304,868	7,937	296,931
Fixed 0.900%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/17/50	USD	2,610,000	779,605	3,078	776,527

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.200%	Semi-Annually	3-Month USD LIBOR	Quarterly	10/07/50	USD	3,708,000	$870,018	$18,730	$851,288
Fixed 2.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/03/51	USD	339,000	19,138	3,526	15,612
Fixed 2.050%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/07/51	USD	1,024,000	46,268	(128)	46,396
							$9,618,571	$255,236	$9,363,335

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	9,300,000	$(19,726)	$—	$(19,726)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	11,000,000	(23,332)	5,820	(29,152)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	11,846,000	(25,127)	7,253	(32,380)
								$(68,185)	$13,073	$(81,258)

*	Contracts are subject to a Master Netting Agreement.
**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.4%
Basic Materials — 4.3%
Chemicals — 3.1%
Celanese Corp.	4,700	$704,107
CF Industries Holdings, Inc.	75,543	3,428,142
DuPont de Nemours, Inc.	30,101	2,326,205
Eastman Chemical Co.	5,400	594,648
FMC Corp.	5,200	575,172
Huntsman Corp.	5,400	155,682
International Flavors & Fragrances, Inc.	17,651	2,464,256
LyondellBasell Industries NV Class A	13,300	1,383,865
The Mosaic Co.	15,200	480,472
RPM International, Inc.	5,200	477,620
		12,590,169
Forest Products & Paper — 0.8%
International Paper Co.	60,562	3,274,587
Iron & Steel — 0.4%
Nucor Corp.	12,100	971,267
Reliance Steel & Aluminum Co.	2,500	380,725
Steel Dynamics, Inc.	8,300	421,308
		1,773,300
		17,638,056
Communications — 7.0%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	8,900	259,880
Omnicom Group, Inc.	8,500	630,275
		890,155
Internet — 0.6%
CDW Corp./DE	5,700	944,775
eBay, Inc.	27,400	1,677,976
		2,622,751
Media — 3.6%
Comcast Corp. Class A	206,854	11,192,870
Discovery, Inc. Class A (a)	5,100	221,646
Fox Corp. Class A	13,500	487,485
Fox Corp. Class B	36,892	1,288,638
The Walt Disney Co. (a)	8,770	1,618,240
		14,808,879
Telecommunications — 2.6%
Cisco Systems, Inc.	181,933	9,407,755
Corning, Inc.	19,400	844,094
Juniper Networks, Inc.	9,300	235,569
		10,487,418
		28,809,203

	Number of Shares	Value
Consumer, Cyclical — 9.4%
Apparel — 0.1%
Hanesbrands, Inc.	6,500	$127,855
Skechers U.S.A., Inc. Class A (a)	3,600	150,156
		278,011
Auto Manufacturers — 1.7%
Cummins, Inc.	5,900	1,528,749
Ford Motor Co. (a)	155,600	1,906,100
General Motors Co.	44,400	2,551,224
PACCAR, Inc.	10,800	1,003,536
		6,989,609
Auto Parts & Equipment — 0.1%
Lear Corp.	1,700	308,125
Distribution & Wholesale — 0.3%
LKQ Corp. (a)	12,200	516,426
W.W. Grainger, Inc.	1,600	641,488
		1,157,914
Home Builders — 0.8%
D.R. Horton, Inc.	14,600	1,301,152
Lennar Corp. Class A	11,000	1,113,530
PulteGroup, Inc.	10,700	561,108
Toll Brothers, Inc.	3,300	187,209
		3,162,999
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	3,400	124,304
Whirlpool Corp.	2,500	550,875
		675,179
Housewares — 0.1%
Newell Brands, Inc.	16,900	452,582
The Scotts Miracle-Gro Co.	600	146,982
		599,564
Leisure Time — 0.1%
Brunswick Corp.	3,100	295,647
Polaris, Inc.	1,200	160,200
		455,847
Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,600	132,320
Las Vegas Sands Corp.	36,683	2,228,859
		2,361,179
Retail — 5.3%
Advance Auto Parts, Inc.	2,700	495,423
AutoNation, Inc. (a)	3,500	326,270
AutoZone, Inc. (a)	700	983,010
Best Buy Co., Inc.	10,300	1,182,543
CarMax, Inc. (a)	3,000	397,980
Casey’s General Stores, Inc.	1,500	324,285

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	9,400	$1,075,924
Genuine Parts Co.	5,700	658,863
The Home Depot, Inc.	11,700	3,571,425
Lowe’s Cos., Inc.	29,200	5,553,256
O’Reilly Automotive, Inc. (a)	2,900	1,471,025
Target Corp.	20,000	3,961,400
Tractor Supply Co.	3,100	548,948
Walgreens Boots Alliance, Inc.	14,600	801,540
Williams-Sonoma, Inc.	2,300	412,160
		21,764,052
Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,800	538,468
		38,290,947
Consumer, Non-cyclical — 20.9%
Agriculture — 2.4%
Altria Group, Inc.	31,200	1,596,192
Archer-Daniels-Midland Co.	22,300	1,271,100
Bunge Ltd.	5,500	435,985
Philip Morris International, Inc.	73,953	6,562,589
		9,865,866
Beverages — 0.0%
Molson Coors Beverage Co. Class B	3,400	173,910
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (a)	5,900	902,169
Amgen, Inc.	16,300	4,055,603
Bio-Rad Laboratories, Inc. Class A (a)	1,000	571,170
		5,528,942
Commercial Services — 0.5%
AMERCO	800	490,080
Quanta Services, Inc.	4,400	387,112
Service Corp. International	7,000	357,350
United Rentals, Inc. (a)	2,100	691,551
		1,926,093
Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	26,600	3,602,438
Food — 2.1%
Conagra Brands, Inc.	59,248	2,227,725
The J.M. Smucker Co.	3,000	379,590
The Kraft Heinz Co.	38,000	1,520,000
Tyson Foods, Inc. Class A	59,501	4,420,924
		8,548,239
Health Care – Products — 0.2%
Hologic, Inc. (a)	10,300	766,114
Health Care – Services — 6.1%
Anthem, Inc.	24,513	8,798,941
DaVita, Inc. (a)	4,500	484,965
HCA Healthcare, Inc.	13,500	2,542,590

	Number of Shares	Value
Laboratory Corp. of America Holdings (a)	3,900	$994,617
Molina Healthcare, Inc. (a)	2,400	561,024
Quest Diagnostics, Inc.	5,300	680,202
UnitedHealth Group, Inc.	28,400	10,566,788
Universal Health Services, Inc. Class B	3,100	413,509
		25,042,636
Household Products & Wares — 0.8%
Avery Dennison Corp.	2,200	404,030
Kimberly-Clark Corp.	19,737	2,744,430
		3,148,460
Pharmaceuticals — 6.5%
AbbVie, Inc.	26,796	2,899,863
AmerisourceBergen Corp.	8,100	956,367
Becton Dickinson and Co.	15,088	3,668,647
Cigna Corp.	9,600	2,320,704
CVS Health Corp.	29,098	2,189,043
Henry Schein, Inc. (a)	4,100	283,884
Jazz Pharmaceuticals PLC (a)	2,300	378,051
Johnson & Johnson	71,142	11,692,188
McKesson Corp.	6,400	1,248,256
Sanofi ADR	23,300	1,152,418
		26,789,421
		85,392,119
Energy — 4.8%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,800	157,140
Oil & Gas — 4.1%
Continental Resources, Inc.	14,600	377,702
EOG Resources, Inc.	49,870	3,617,071
Exxon Mobil Corp.	71,100	3,969,513
Marathon Oil Corp.	13,300	142,044
Phillips 66	13,500	1,100,790
TOTAL SE (b)	105,637	4,919,917
TOTAL SE Sponsored ADR	37,229	1,732,638
Valero Energy Corp.	12,700	909,320
		16,768,995
Oil & Gas Services — 0.2%
Halliburton Co.	37,828	811,789
Pipelines — 0.5%
Cheniere Energy, Inc. (a)	10,100	727,301
The Williams Cos., Inc.	48,400	1,146,596
		1,873,897
		19,611,821

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 28.3%
Banks — 16.2%
Bank of America Corp.	265,300	$10,264,457
The Bank of New York Mellon Corp.	65,944	3,118,492
Citizens Financial Group, Inc.	13,200	582,780
Comerica, Inc.	4,400	315,656
Commerce Bancshares, Inc.	3,200	245,152
Cullen/Frost Bankers, Inc.	1,700	184,892
East West Bancorp, Inc.	4,400	324,720
Fifth Third Bancorp	128,386	4,808,056
The Goldman Sachs Group, Inc.	13,747	4,495,269
Huntington Bancshares, Inc.	27,200	427,584
JP Morgan Chase & Co.	85,400	13,000,442
KeyCorp	30,300	605,394
M&T Bank Corp.	3,900	591,279
Morgan Stanley	45,507	3,534,073
Northern Trust Corp.	6,500	683,215
The PNC Financial Services Group, Inc.	24,002	4,210,191
Regions Financial Corp.	29,800	615,668
State Street Corp.	11,000	924,110
SVB Financial Group (a)	1,700	839,222
Truist Financial Corp.	22,600	1,318,032
US Bancorp	45,100	2,494,481
Wells Fargo & Co.	309,781	12,103,144
Western Alliance Bancorp	3,000	283,320
Zions Bancorp NA	5,200	285,792
		66,255,421
Diversified Financial Services — 2.8%
Ally Financial, Inc.	11,700	528,957
Ameriprise Financial, Inc.	3,900	906,555
BlackRock, Inc.	4,300	3,242,028
Capital One Financial Corp.	14,200	1,806,666
Discover Financial Services	5,700	541,443
LPL Financial Holdings, Inc.	2,500	355,400
Nasdaq, Inc.	5,200	766,792
OneMain Holdings, Inc.	2,300	123,556
Raymond James Financial, Inc.	4,300	527,008
SEI Investments Co.	4,500	274,185
Synchrony Financial	18,000	731,880
T. Rowe Price Group, Inc.	7,100	1,218,360
The Western Union Co.	16,400	404,424
		11,427,254
Insurance — 7.8%
Aflac, Inc.	21,900	1,120,842
Alleghany Corp. (a)	200	125,258
The Allstate Corp.	9,500	1,091,550
American Financial Group, Inc.	2,600	296,660

	Number of Shares	Value
American International Group, Inc.	96,051	$4,438,517
Arch Capital Group Ltd. (a)	12,200	468,114
Assurant, Inc.	1,900	269,363
Chubb Ltd.	40,244	6,357,345
Cincinnati Financial Corp.	2,700	278,343
Equitable Holdings, Inc.	13,800	450,156
Everest Re Group Ltd.	1,200	297,372
First American Financial Corp.	2,900	164,285
The Hartford Financial Services Group, Inc.	11,200	748,048
Lincoln National Corp.	6,000	373,620
Loews Corp.	46,148	2,366,469
Markel Corp. (a)	420	478,640
MetLife, Inc.	99,606	6,055,049
Old Republic International Corp.	5,900	128,856
Principal Financial Group, Inc.	8,500	509,660
The Progressive Corp.	18,100	1,730,541
Prudential Financial, Inc.	12,400	1,129,640
The Travelers Cos., Inc.	14,500	2,180,800
Voya Financial, Inc.	4,300	273,652
W.R. Berkley Corp.	5,500	414,425
		31,747,205
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	13,400	1,060,074
Jones Lang LaSalle, Inc. (a)	2,100	375,984
		1,436,058
Real Estate Investment Trusts (REITS) — 1.2%
Equity Residential	42,433	3,039,476
Weyerhaeuser Co.	54,049	1,924,144
		4,963,620
		115,829,558
Industrial — 10.8%
Aerospace & Defense — 2.0%
The Boeing Co.	9,981	2,542,360
General Dynamics Corp.	11,500	2,087,940
L3 Harris Technologies, Inc.	17,876	3,623,108
		8,253,408
Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	5,500	527,010
Johnson Controls International PLC	28,700	1,712,529
Masco Corp.	10,500	628,950
Owens Corning	4,300	395,987
		3,264,476
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	16,100	1,452,542
Electronics — 0.4%
Allegion PLC	1,800	226,116

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Arrow Electronics, Inc. (a)	3,000	$332,460
Hubbell, Inc.	2,200	411,158
Jabil, Inc.	5,900	307,744
Sensata Technologies Holding PLC (a)	4,400	254,980
		1,532,458
Environmental Controls — 0.1%
Pentair PLC	6,600	411,312
Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,200	507,628
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	1,900	125,286
Oshkosh Corp.	2,100	249,186
		374,472
Machinery – Diversified — 0.4%
AGCO Corp.	3,000	430,950
Dover Corp.	5,700	781,641
Westinghouse Air Brake Technologies Corp.	7,500	593,700
		1,806,291
Miscellaneous - Manufacturing — 3.3%
3M Co.	23,000	4,431,640
Carlisle Cos., Inc.	2,200	362,076
General Electric Co.	508,199	6,672,653
ITT, Inc.	3,500	318,185
Parker-Hannifin Corp.	3,500	1,104,005
Textron, Inc.	9,100	510,328
		13,398,887
Packaging & Containers — 0.6%
Amcor PLC	62,500	730,000
Berry Global Group, Inc. (a)	3,500	214,900
Crown Holdings, Inc.	5,300	514,312
Packaging Corp. of America	3,800	511,024
Sealed Air Corp.	6,200	284,084
Sonoco Products Co.	2,600	164,580
		2,418,900
Transportation — 2.6%
CSX Corp.	21,300	2,053,746
Expeditors International of Washington, Inc.	1,900	204,611
Knight-Swift Transportation Holdings, Inc.	6,800	327,012
United Parcel Service, Inc. Class B	46,997	7,989,020
		10,574,389
		43,994,763

	Number of Shares	Value
Technology — 8.6%
Computers — 1.2%
Cognizant Technology Solutions Corp. Class A	21,400	$1,671,768
Genpact Ltd.	7,500	321,150
Hewlett Packard Enterprise Co.	51,700	813,758
HP, Inc.	51,500	1,635,125
NetApp, Inc.	8,900	646,763
		5,088,564
Semiconductors — 4.3%
Applied Materials, Inc.	28,400	3,794,240
Broadcom, Inc.	10,900	5,053,894
Micron Technology, Inc. (a)	29,900	2,637,479
Qorvo, Inc. (a)	3,000	548,100
QUALCOMM, Inc.	40,930	5,426,909
		17,460,622
Software — 3.1%
CDK Global, Inc.	3,200	172,992
Microsoft Corp.	17,603	4,150,259
Oracle Corp.	117,200	8,223,924
		12,547,175
		35,096,361
Utilities — 4.3%
Electric — 3.7%
AES Corp.	26,500	710,465
Exelon Corp.	38,900	1,701,486
NRG Energy, Inc.	9,700	365,981
OGE Energy Corp.	5,400	174,744
Pinnacle West Capital Corp.	4,800	390,480
Public Service Enterprise Group, Inc.	21,000	1,264,410
Sempra Energy	36,138	4,791,176
The Southern Co.	89,136	5,540,694
		14,939,436
Gas — 0.6%
NiSource, Inc.	94,914	2,288,376
UGI Corp.	8,300	340,383
		2,628,759
		17,568,195

TOTAL COMMON STOCK (Cost $312,309,345)		402,231,023

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Volkswagen AG 2.680%	2,884	$805,972
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	9,376	503,679
Utilities — 0.2%
Electric — 0.2%
Sempra Energy Convertible 6.750% (b)	1,617	169,235
The Southern Co. Convertible 6.750%	15,036	765,783
		935,018
		935,018

TOTAL PREFERRED STOCK (Cost $2,062,728)		2,244,669

TOTAL EQUITIES (Cost $314,372,073)		404,475,692

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
iShares Russell 1000 Value ETF	26,182	3,967,882
State Street Navigator Securities Lending Prime Portfolio (c)	5,754,386	5,754,386
		9,722,268

TOTAL MUTUAL FUNDS (Cost $9,692,426)		9,722,268

TOTAL LONG-TERM INVESTMENTS (Cost $324,064,499)		414,197,960

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	$104
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$3,248,233	3,248,233

TOTAL SHORT-TERM INVESTMENTS (Cost $3,248,337)		3,248,337

TOTAL INVESTMENTS — 102.1% (Cost $327,312,836) (e)		417,446,297

Other Assets/(Liabilities) — (2.1)%		(8,560,755)

NET ASSETS — 100.0%		$408,885,542

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $5,494,671 or 1.34% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $3,248,233. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,313,271.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Basic Materials — 4.4%
Chemicals — 3.7%
Atotech Ltd. (a)	115,000	$2,328,750
DuPont de Nemours, Inc.	67,971	5,252,799
Element Solutions, Inc.	158,227	2,893,972
FMC Corp.	13,944	1,542,346
International Flavors & Fragrances, Inc.	51,753	7,225,236
Linde PLC	10,341	2,896,927
PPG Industries, Inc.	9,138	1,373,076
		23,513,106
Iron & Steel — 0.3%
Steel Dynamics, Inc.	34,479	1,750,154
Mining — 0.4%
Kinross Gold Corp.	216,165	1,441,821
Newmont Corp.	25,326	1,526,398
		2,968,219
		28,231,479
Communications — 5.9%
Internet — 1.3%
Alphabet, Inc. Class A (a)	2,891	5,962,745
Facebook, Inc. Class A (a)	8,277	2,437,825
		8,400,570
Media — 1.8%
Altice USA, Inc. Class A (a)	73,855	2,402,503
Charter Communications, Inc. Class A (a)	4,397	2,713,037
Comcast Corp. Class A	123,452	6,679,988
		11,795,528
Telecommunications — 2.8%
Cisco Systems, Inc.	168,258	8,700,621
T-Mobile US, Inc. (a)	41,819	5,239,503
Verizon Communications, Inc.	62,355	3,625,943
		17,566,067
		37,762,165
Consumer, Cyclical — 10.6%
Apparel — 0.9%
Ralph Lauren Corp.	17,774	2,189,046
Tapestry, Inc.	86,766	3,575,627
		5,764,673
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	25,838	1,054,965
Lear Corp.	6,868	1,244,825
		2,299,790

	Number of Shares	Value
Distribution & Wholesale — 0.4%
LKQ Corp. (a)	54,166	$2,292,847
Entertainment — 1.0%
Marriott Vacations Worldwide Corp.	18,182	3,166,941
SeaWorld Entertainment, Inc. (a)	70,632	3,508,291
		6,675,232
Food Services — 0.4%
Aramark	72,414	2,735,801
Home Builders — 1.2%
Lennar Corp. Class A	73,482	7,438,583
Leisure Time — 0.3%
Harley-Davidson, Inc.	51,410	2,061,541
Lodging — 1.8%
Las Vegas Sands Corp.	75,095	4,562,772
Marriott International, Inc. Class A	14,757	2,185,659
MGM Resorts International	85,444	3,246,018
Wyndham Hotels & Resorts, Inc.	17,024	1,187,935
		11,182,384
Retail — 3.7%
Advance Auto Parts, Inc.	11,104	2,037,473
AutoZone, Inc. (a)	4,561	6,405,012
Best Buy Co., Inc.	14,164	1,626,169
Kohl’s Corp.	31,135	1,855,957
Lowe’s Cos., Inc.	43,996	8,367,159
The TJX Cos., Inc.	29,917	1,979,010
Williams-Sonoma, Inc.	6,747	1,209,063
		23,479,843
Textiles — 0.5%
Mohawk Industries, Inc. (a)	17,419	3,349,848
		67,280,542
Consumer, Non-cyclical — 20.0%
Agriculture — 0.6%
Philip Morris International, Inc.	42,417	3,764,084
Beverages — 1.9%
Coca-Cola European Partners PLC	183,703	9,581,948
Molson Coors Beverage Co. Class B	50,471	2,581,592
		12,163,540
Biotechnology — 1.1%
Amgen, Inc.	5,848	1,455,041
Corteva, Inc.	121,553	5,666,801
		7,121,842
Commercial Services — 1.0%
Quanta Services, Inc.	30,919	2,720,254
United Rentals, Inc. (a)	11,542	3,800,896
		6,521,150

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	23,538	$3,187,751
Food — 0.4%
The Kroger Co.	38,094	1,371,003
US Foods Holding Corp. (a)	25,999	991,082
		2,362,085
Health Care – Products — 2.9%
Avantor, Inc. (a)	82,681	2,391,961
Envista Holdings Corp. (a)	61,023	2,489,738
Hologic, Inc. (a)	17,046	1,267,882
LivaNova PLC (a)	27,627	2,036,939
Medtronic PLC	88,029	10,398,866
		18,585,386
Health Care – Services — 3.2%
Anthem, Inc.	23,189	8,323,691
Humana, Inc.	3,805	1,595,246
UnitedHealth Group, Inc.	26,937	10,022,450
		19,941,387
Pharmaceuticals — 8.4%
AbbVie, Inc.	19,693	2,131,177
AmerisourceBergen Corp.	28,582	3,374,677
Cigna Corp.	45,468	10,991,434
CVS Health Corp.	117,195	8,816,580
Johnson & Johnson	86,849	14,273,633
McKesson Corp.	18,944	3,694,838
Merck & Co., Inc.	30,124	2,322,259
Novartis AG Sponsored ADR	47,056	4,022,347
Pfizer, Inc.	95,836	3,472,138
		53,099,083
		126,746,308
Energy — 6.6%
Oil & Gas — 6.2%
BP PLC Sponsored ADR	53,659	1,306,597
Canadian Natural Resources Ltd. (b)	81,775	2,524,394
Chevron Corp.	26,657	2,793,387
ConocoPhillips	120,112	6,362,333
EOG Resources, Inc.	13,553	982,999
Hess Corp.	85,877	6,076,656
HollyFrontier Corp.	47,312	1,692,823
Marathon Petroleum Corp.	83,148	4,447,587
Phillips 66	92,933	7,577,757
Pioneer Natural Resources Co.	22,355	3,550,421
Valero Energy Corp.	26,509	1,898,044
		39,212,998
Oil & Gas Services — 0.4%
Schlumberger NV	103,573	2,816,150
		42,029,148

	Number of Shares	Value
Financial — 26.0%
Banks — 11.9%
Bank of America Corp.	240,632	$9,310,052
Citigroup, Inc.	117,512	8,548,998
Fifth Third Bancorp	61,882	2,317,481
The Goldman Sachs Group, Inc.	21,122	6,906,894
Huntington Bancshares, Inc.	79,627	1,251,736
JP Morgan Chase & Co.	125,954	19,173,977
Northern Trust Corp.	45,466	4,778,931
Truist Financial Corp.	105,339	6,143,371
US Bancorp	145,742	8,060,990
Wells Fargo & Co.	238,339	9,311,905
		75,804,335
Diversified Financial Services — 4.0%
AerCap Holdings NV (a)	71,905	4,223,700
American Express Co.	51,539	7,289,676
Capital One Financial Corp.	25,170	3,202,379
The Charles Schwab Corp.	55,159	3,595,264
Discover Financial Services	22,632	2,149,814
Navient Corp.	75,029	1,073,665
PROG Holdings, Inc.	31,581	1,367,141
SLM Corp.	154,821	2,782,133
		25,683,772
Insurance — 7.3%
Aflac, Inc.	35,261	1,804,658
American International Group, Inc.	115,340	5,329,861
Aon PLC Class A	18,201	4,188,232
Assurant, Inc.	16,941	2,401,726
Axis Capital Holdings Ltd.	24,750	1,226,858
Berkshire Hathaway, Inc. Class B (a)	33,978	8,680,360
Chubb Ltd.	67,246	10,622,851
Everest Re Group Ltd.	11,640	2,884,508
Fidelity National Financial, Inc.	56,498	2,297,209
The Progressive Corp.	41,299	3,948,597
RenaissanceRe Holdings Ltd.	3,325	532,831
Willis Towers Watson PLC	10,282	2,353,344
		46,271,035
Real Estate — 0.4%
The Howard Hughes Corp. (a)	23,564	2,241,643
Real Estate Investment Trusts (REITS) — 2.4%
American Campus Communities, Inc.	56,945	2,458,316
Corporate Office Properties Trust	109,667	2,887,532
Healthpeak Properties, Inc.	107,258	3,404,369
MGM Growth Properties LLC Class A	119,416	3,895,350
VICI Properties, Inc. (b)	79,734	2,251,688
		14,897,255
		164,898,040

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 13.9%
Aerospace & Defense — 4.1%
The Boeing Co.	15,714	$4,002,670
General Dynamics Corp.	60,888	11,054,825
Howmet Aerospace, Inc.	89,008	2,859,827
Northrop Grumman Corp.	4,162	1,346,990
Raytheon Technologies Corp.	87,011	6,723,340
		25,987,652
Building Materials — 1.1%
CRH PLC Sponsored ADR	37,111	1,743,475
Owens Corning	54,085	4,980,688
		6,724,163
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,182	1,640,380
Electronics — 0.2%
Allegion PLC	8,205	1,030,712
Engineering & Construction — 0.7%
AECOM (a)	43,867	2,812,313
Jacobs Engineering Group, Inc.	13,543	1,750,704
		4,563,017
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	30,431	6,076,158
Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	28,185	1,858,519
Caterpillar, Inc.	20,652	4,788,579
Vertiv Holdings Co.	52,964	1,059,280
		7,706,378
Machinery – Diversified — 3.9%
Deere & Co.	37,619	14,074,772
Dover Corp.	14,714	2,017,731
Otis Worldwide Corp.	38,684	2,647,920
Westinghouse Air Brake Technologies Corp.	78,212	6,191,262
		24,931,685
Miscellaneous - Manufacturing — 0.7%
Eaton Corp. PLC	31,533	4,360,383
Packaging & Containers — 0.1%
WestRock Co.	16,032	834,466
Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	13,958	2,345,921
Union Pacific Corp.	9,910	2,184,263
		4,530,184
		88,385,178

	Number of Shares	Value
Technology — 8.4%
Computers — 0.9%
Cognizant Technology Solutions Corp. Class A	59,127	$4,619,001
NetApp, Inc.	16,690	1,212,863
		5,831,864
Semiconductors — 5.3%
Applied Materials, Inc.	45,325	6,055,420
Broadcom, Inc.	6,325	2,932,649
KLA Corp.	8,619	2,847,718
Lam Research Corp.	6,319	3,761,322
Microchip Technology, Inc.	17,583	2,729,233
Micron Technology, Inc. (a)	57,720	5,091,481
NXP Semiconductor NV	22,124	4,454,446
Qorvo, Inc. (a)	12,622	2,306,039
QUALCOMM, Inc.	13,517	1,792,219
Texas Instruments, Inc.	7,929	1,498,502
		33,469,029
Software — 2.2%
Fidelity National Information Services, Inc.	21,507	3,024,099
Oracle Corp.	127,315	8,933,694
SS&C Technologies Holdings, Inc	33,128	2,314,653
		14,272,446
		53,573,339
Utilities — 3.4%
Electric — 3.4%
CenterPoint Energy, Inc.	375,667	8,508,857
Dominion Energy, Inc.	36,110	2,742,916
Edison International	31,968	1,873,325
Entergy Corp.	31,858	3,168,915
Exelon Corp.	117,493	5,139,144
		21,433,157

TOTAL COMMON STOCK (Cost $469,722,184)		630,339,356

TOTAL EQUITIES (Cost $469,722,184)		630,339,356

TOTAL LONG-TERM INVESTMENTS (Cost $469,722,184)		630,339,356

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$8,501,600	$8,501,600

TOTAL SHORT-TERM INVESTMENTS (Cost $8,501,600)		8,501,600

TOTAL INVESTMENTS — 100.6% (Cost $478,223,784) (d)		638,840,956

Other Assets/(Liabilities) — (0.6)%		(3,515,746)

NET ASSETS — 100.0%		$635,325,210

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $4,708,117 or 0.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,809,421 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $8,501,600. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $8,671,777.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Basic Materials — 2.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	22,417	$6,306,799
Albemarle Corp.	11,811	1,725,705
Celanese Corp.	11,515	1,725,062
CF Industries Holdings, Inc.	21,608	980,571
Dow, Inc.	75,526	4,829,132
DuPont de Nemours, Inc.	54,617	4,220,802
Eastman Chemical Co.	13,691	1,507,653
Ecolab, Inc.	25,008	5,353,462
FMC Corp.	12,850	1,421,338
International Flavors & Fragrances, Inc.	24,985	3,488,156
Linde PLC	52,755	14,778,786
LyondellBasell Industries NV Class A	26,023	2,707,693
The Mosaic Co.	34,896	1,103,063
PPG Industries, Inc.	23,969	3,601,582
The Sherwin-Williams Co.	8,170	6,029,542
		59,779,346
Forest Products & Paper — 0.1%
International Paper Co.	39,749	2,149,228
Iron & Steel — 0.1%
Nucor Corp.	30,073	2,413,960
Mining — 0.3%
Freeport-McMoRan, Inc. (a)	147,945	4,871,829
Newmont Corp.	81,101	4,887,957
		9,759,786
		74,102,320
Communications — 16.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	39,711	1,159,561
Omnicom Group, Inc.	21,873	1,621,883
		2,781,444
Internet — 11.2%
Alphabet, Inc. Class A (a)	30,366	62,630,482
Alphabet, Inc. Class C (a)	29,117	60,232,300
Amazon.com, Inc. (a)	43,236	133,775,643
Booking Holdings, Inc. (a)	4,131	9,624,569
CDW Corp./DE	14,278	2,366,579
eBay, Inc.	65,489	4,010,546
Etsy, Inc. (a)	12,771	2,575,528
Expedia Group, Inc.	14,011	2,411,573
F5 Networks, Inc. (a)	6,267	1,307,422
Facebook, Inc. Class A (a)	242,948	71,555,474
Netflix, Inc. (a)	44,694	23,315,072
NortonLifeLock, Inc.	58,858	1,251,321

	Number of Shares	Value
Twitter, Inc. (a)	80,965	$5,151,803
VeriSign, Inc. (a)	9,934	1,974,482
		382,182,794
Media — 2.2%
Charter Communications, Inc. Class A (a)	14,249	8,791,918
Comcast Corp. Class A	461,326	24,962,350
Discovery, Inc. Class A (a)	16,229	705,312
Discovery, Inc. Class C (a)	29,246	1,078,885
DISH Network Corp. Class A (a)	25,244	913,833
Fox Corp. Class A	34,010	1,228,101
Fox Corp. Class B	15,309	534,743
News Corp. Class A	39,718	1,010,029
News Corp. Class B	12,785	299,936
ViacomCBS, Inc. Class B	59,345	2,676,460
The Walt Disney Co. (a)	183,270	33,816,980
		76,018,547
Telecommunications — 2.5%
Arista Networks, Inc. (a)	5,564	1,679,716
AT&T, Inc.	720,875	21,820,886
Cisco Systems, Inc.	426,428	22,050,592
Corning, Inc.	77,809	3,385,470
Juniper Networks, Inc.	33,615	851,468
Lumen Technologies, Inc.	99,937	1,334,159
Motorola Solutions, Inc.	17,124	3,220,168
T-Mobile US, Inc. (a)	58,839	7,371,938
Verizon Communications, Inc.	418,264	24,322,052
		86,036,449
		547,019,234
Consumer, Cyclical — 9.8%
Airlines — 0.3%
Alaska Air Group, Inc.	12,633	874,330
American Airlines Group, Inc.	64,683	1,545,924
Delta Air Lines, Inc.	64,964	3,136,462
Southwest Airlines Co.	59,259	3,618,354
United Airlines Holdings, Inc. (a)	31,958	1,838,863
		11,013,933
Apparel — 0.7%
Hanesbrands, Inc.	35,219	692,758
NIKE, Inc. Class B	128,263	17,044,870
PVH Corp.	7,160	756,812
Ralph Lauren Corp.	4,918	605,701
Tapestry, Inc.	28,299	1,166,202
Under Armour, Inc. Class A (a)	19,645	435,333
Under Armour, Inc. Class C (a)	19,459	359,213
VF Corp.	32,572	2,603,154
		23,664,043

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 2.1%
Cummins, Inc.	14,986	$3,883,023
Ford Motor Co. (a)	392,819	4,812,033
General Motors Co.	128,455	7,381,024
PACCAR, Inc.	35,133	3,264,558
Tesla, Inc. (a)	77,529	51,783,945
		71,124,583
Auto Parts & Equipment — 0.1%
Aptiv PLC	27,340	3,770,186
BorgWarner, Inc.	24,144	1,119,316
		4,889,502
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	21,043	2,285,480
Fastenal Co.	58,481	2,940,425
LKQ Corp. (a)	28,526	1,207,506
Pool Corp.	4,066	1,403,746
W.W. Grainger, Inc.	4,438	1,779,327
		9,616,484
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	21,101	1,845,283
Live Nation Entertainment, Inc. (a)	14,531	1,230,049
Penn National Gaming, Inc. (a)	15,062	1,579,100
		4,654,432
Home Builders — 0.3%
D.R. Horton, Inc.	33,543	2,989,352
Lennar Corp. Class A	27,776	2,811,765
NVR, Inc. (a)	351	1,653,536
PulteGroup, Inc.	26,825	1,406,703
		8,861,356
Home Furnishing — 0.1%
Leggett & Platt, Inc.	13,298	607,054
Whirlpool Corp.	6,376	1,404,951
		2,012,005
Housewares — 0.0%
Newell Brands, Inc.	38,570	1,032,905
Leisure Time — 0.2%
Carnival Corp.	79,972	2,122,457
Norwegian Cruise Line Holdings Ltd. (a)	36,654	1,011,284
Royal Caribbean Cruises Ltd.	22,321	1,910,900
		5,044,641
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	27,845	3,367,017
Las Vegas Sands Corp.	33,255	2,020,574
Marriott International, Inc. Class A	26,810	3,970,829
MGM Resorts International	41,730	1,585,323

	Number of Shares	Value
Wynn Resorts Ltd.	10,632	$1,332,934
		12,276,677
Retail — 5.2%
Advance Auto Parts, Inc.	6,611	1,213,052
AutoZone, Inc. (a)	2,244	3,151,249
Best Buy Co., Inc.	23,331	2,678,632
CarMax, Inc. (a)	16,468	2,184,645
Chipotle Mexican Grill, Inc. (a)	2,851	4,050,758
Costco Wholesale Corp.	44,713	15,760,438
Darden Restaurants, Inc.	13,186	1,872,412
Dollar General Corp.	24,817	5,028,421
Dollar Tree, Inc. (a)	23,816	2,725,979
Domino’s Pizza, Inc.	3,932	1,446,150
The Gap, Inc. (a)	20,797	619,335
Genuine Parts Co.	14,762	1,706,340
The Home Depot, Inc.	108,668	33,170,907
L Brands, Inc.	23,663	1,463,793
Lowe’s Cos., Inc.	73,709	14,017,978
McDonald’s Corp.	75,207	16,856,897
O’Reilly Automotive, Inc. (a)	7,106	3,604,518
Ross Stores, Inc.	36,060	4,323,955
Starbucks Corp.	118,700	12,970,349
Target Corp.	50,470	9,996,593
The TJX Cos., Inc.	120,914	7,998,461
Tractor Supply Co.	11,774	2,084,940
Ulta Beauty, Inc. (a)	5,615	1,735,990
Walgreens Boots Alliance, Inc.	72,319	3,970,313
Walmart, Inc.	140,174	19,039,834
Yum! Brands, Inc.	30,354	3,283,696
		176,955,635
Textiles — 0.0%
Mohawk Industries, Inc. (a)	5,830	1,121,167
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	13,100	1,259,172
		333,526,535
Consumer, Non-cyclical — 20.0%
Agriculture — 0.8%
Altria Group, Inc.	187,477	9,591,323
Archer-Daniels-Midland Co.	56,625	3,227,625
Philip Morris International, Inc.	157,040	13,935,730
		26,754,678
Beverages — 1.5%
Brown-Forman Corp. Class B	18,461	1,273,255
The Coca-Cola Co.	391,716	20,647,351
Constellation Brands, Inc. Class A	17,255	3,934,140
Molson Coors Beverage Co. Class B	19,222	983,205
Monster Beverage Corp. (a)	37,082	3,377,800

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	139,243	$19,695,922
		49,911,673
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	22,292	3,408,670
Amgen, Inc.	58,254	14,494,178
Bio-Rad Laboratories, Inc. Class A (a)	2,194	1,253,147
Biogen, Inc. (a)	15,438	4,318,780
Corteva, Inc.	74,648	3,480,090
Gilead Sciences, Inc.	126,616	8,183,192
Illumina, Inc. (a)	14,790	5,680,247
Incyte Corp. (a)	18,870	1,533,565
Regeneron Pharmaceuticals, Inc. (a)	10,676	5,051,243
Vertex Pharmaceuticals, Inc. (a)	26,167	5,623,026
		53,026,138
Commercial Services — 2.3%
Automatic Data Processing, Inc.	43,210	8,143,789
Cintas Corp.	8,951	3,055,066
Equifax, Inc.	12,334	2,234,057
FleetCor Technologies, Inc. (a)	8,493	2,281,475
Gartner, Inc. (a)	8,980	1,639,299
Global Payments, Inc.	29,918	6,030,870
IHS Markit Ltd.	37,763	3,654,703
MarketAxess Holdings, Inc.	3,848	1,915,996
Moody’s Corp.	16,299	4,867,044
Nielsen Holdings PLC	36,443	916,542
PayPal Holdings, Inc. (a)	118,206	28,705,145
Quanta Services, Inc.	13,977	1,229,697
Robert Half International, Inc.	11,428	892,184
Rollins, Inc.	22,634	779,062
S&P Global, Inc.	24,246	8,555,686
United Rentals, Inc. (a)	7,304	2,405,280
Verisk Analytics, Inc.	16,562	2,926,340
		80,232,235
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	85,963	6,776,463
The Estee Lauder Cos., Inc. Class A	23,286	6,772,733
The Procter & Gamble Co.	248,913	33,710,288
		47,259,484
Food — 1.1%
Campbell Soup Co.	20,656	1,038,377
Conagra Brands, Inc.	49,421	1,858,229
General Mills, Inc.	61,871	3,793,930
The Hershey Co.	14,654	2,317,677
Hormel Foods Corp.	28,377	1,355,853
The J.M. Smucker Co.	11,041	1,397,018
Kellogg Co.	25,336	1,603,769
The Kraft Heinz Co.	65,633	2,625,320
The Kroger Co.	77,073	2,773,857

	Number of Shares	Value
Lamb Weston Holdings, Inc.	14,803	$1,146,936
McCormick & Co., Inc.	25,154	2,242,731
Mondelez International, Inc. Class A	142,973	8,368,210
Sysco Corp.	51,714	4,071,960
Tyson Foods, Inc. Class A	29,451	2,188,209
		36,782,076
Health Care – Products — 3.8%
Abbott Laboratories	178,750	21,421,400
ABIOMED, Inc. (a)	4,579	1,459,465
Align Technology, Inc. (a)	7,307	3,956,960
Baxter International, Inc.	51,132	4,312,473
Boston Scientific Corp. (a)	143,564	5,548,748
The Cooper Cos., Inc.	4,996	1,918,914
Danaher Corp.	63,921	14,387,339
Dentsply Sirona, Inc.	22,277	1,421,495
Edwards Lifesciences Corp. (a)	63,255	5,290,648
Hologic, Inc. (a)	26,060	1,938,343
IDEXX Laboratories, Inc. (a)	8,656	4,235,467
Intuitive Surgical, Inc. (a)	11,858	8,762,350
Medtronic PLC	135,967	16,061,782
PerkinElmer, Inc.	11,345	1,455,450
ResMed, Inc.	14,763	2,864,317
Steris PLC	8,496	1,618,318
Stryker Corp.	32,958	8,027,910
Teleflex, Inc.	4,744	1,970,942
Thermo Fisher Scientific, Inc.	39,726	18,130,152
Varian Medical Systems, Inc. (a)	9,295	1,640,846
West Pharmaceutical Services, Inc.	7,497	2,112,505
Zimmer Biomet Holdings, Inc.	21,103	3,378,168
		131,913,992
Health Care – Services — 2.1%
Anthem, Inc.	24,672	8,856,014
Catalent, Inc. (a)	17,240	1,815,544
Centene Corp. (a)	59,033	3,772,799
DaVita, Inc. (a)	7,287	785,320
HCA Healthcare, Inc.	26,870	5,060,696
Humana, Inc.	13,050	5,471,213
IQVIA Holdings, Inc. (a)	19,384	3,743,826
Laboratory Corp. of America Holdings (a)	9,876	2,518,676
Quest Diagnostics, Inc.	13,294	1,706,152
UnitedHealth Group, Inc.	95,466	35,520,035
Universal Health Services, Inc. Class B	7,928	1,057,516
		70,307,791
Household Products & Wares — 0.3%
Avery Dennison Corp.	8,400	1,542,660
Church & Dwight Co., Inc.	24,738	2,160,865

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co.	12,740	$2,457,291
Kimberly-Clark Corp.	34,204	4,756,066
		10,916,882
Pharmaceuticals — 5.2%
AbbVie, Inc.	178,177	19,282,315
AmerisourceBergen Corp.	14,919	1,761,486
Becton Dickinson and Co.	29,252	7,112,624
Bristol-Myers Squibb Co.	226,083	14,272,620
Cardinal Health, Inc.	29,690	1,803,668
Cigna Corp.	35,442	8,567,749
CVS Health Corp.	132,136	9,940,591
DexCom, Inc. (a)	9,747	3,502,974
Eli Lilly and Co.	80,292	15,000,151
Henry Schein, Inc. (a)	14,354	993,871
Johnson & Johnson	265,671	43,663,029
McKesson Corp.	16,102	3,140,534
Merck & Co., Inc.	255,845	19,723,091
Perrigo Co. PLC	13,360	540,679
Pfizer, Inc.	563,505	20,415,786
Viatris, Inc. (a)	122,272	1,708,140
Zoetis, Inc.	47,847	7,534,946
		178,964,254
		686,069,203
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	13,077	2,120,566
Oil & Gas — 2.3%
APA Corp.	38,145	682,796
Cabot Oil & Gas Corp.	40,804	766,299
Chevron Corp.	194,405	20,371,700
ConocoPhillips	137,227	7,268,914
Devon Energy Corp.	59,847	1,307,657
Diamondback Energy, Inc.	17,063	1,253,960
EOG Resources, Inc.	59,036	4,281,881
Exxon Mobil Corp.	427,487	23,866,599
Hess Corp.	27,879	1,972,718
HollyFrontier Corp.	15,231	544,965
Marathon Oil Corp.	80,659	861,438
Marathon Petroleum Corp.	65,963	3,528,361
Occidental Petroleum Corp.	85,419	2,273,854
Phillips 66	43,825	3,573,490
Pioneer Natural Resources Co.	20,826	3,307,585
Valero Energy Corp.	41,381	2,962,880
		78,825,097
Oil & Gas Services — 0.2%
Baker Hughes Co.	73,798	1,594,775
Halliburton Co.	90,100	1,933,546
NOV, Inc.	38,985	534,874

	Number of Shares	Value
Schlumberger NV	141,694	$3,852,660
		7,915,855
Pipelines — 0.2%
Kinder Morgan, Inc.	195,162	3,249,447
ONEOK, Inc.	45,049	2,282,183
The Williams Cos., Inc.	122,788	2,908,848
		8,440,478
		97,301,996
Financial — 15.1%
Banks — 5.3%
Bank of America Corp.	766,767	29,666,215
The Bank of New York Mellon Corp.	81,576	3,857,729
Citigroup, Inc.	210,512	15,314,748
Citizens Financial Group, Inc.	42,387	1,871,386
Comerica, Inc.	14,388	1,032,195
Fifth Third Bancorp	72,448	2,713,178
First Republic Bank	17,758	2,961,146
The Goldman Sachs Group, Inc.	34,684	11,341,668
Huntington Bancshares, Inc.	103,552	1,627,837
JP Morgan Chase & Co.	308,164	46,911,806
KeyCorp	97,043	1,938,919
M&T Bank Corp.	13,142	1,992,459
Morgan Stanley	151,286	11,748,871
Northern Trust Corp.	21,152	2,223,287
The PNC Financial Services Group, Inc.	42,693	7,488,779
Regions Financial Corp.	95,872	1,980,716
State Street Corp.	35,240	2,960,512
SVB Financial Group (a)	5,472	2,701,308
Truist Financial Corp.	136,186	7,942,368
US Bancorp	138,133	7,640,136
Wells Fargo & Co.	417,348	16,305,786
Zions Bancorp NA	16,947	931,407
		183,152,456
Diversified Financial Services — 4.0%
American Express Co.	65,835	9,311,702
Ameriprise Financial, Inc.	11,834	2,750,813
BlackRock, Inc.	14,306	10,786,152
Capital One Financial Corp.	46,554	5,923,065
Cboe Global Markets, Inc.	10,830	1,068,813
The Charles Schwab Corp.	151,052	9,845,569
CME Group, Inc.	36,257	7,404,767
Discover Financial Services	31,024	2,946,970
Franklin Resources, Inc.	27,847	824,271
Intercontinental Exchange, Inc.	56,529	6,313,159
Invesco Ltd.	38,034	959,218
Mastercard, Inc. Class A	88,568	31,534,636
Nasdaq, Inc.	11,801	1,740,176

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Raymond James Financial, Inc.	12,423	$1,522,563
Synchrony Financial	54,943	2,233,982
T. Rowe Price Group, Inc.	23,027	3,951,433
Visa, Inc. Class A	171,418	36,294,333
The Western Union Co.	41,492	1,023,193
		136,434,815
Insurance — 3.3%
Aflac, Inc.	64,564	3,304,386
The Allstate Corp.	30,660	3,522,834
American International Group, Inc.	87,735	4,054,234
Aon PLC Class A	22,901	5,269,749
Arthur J Gallagher & Co.	19,606	2,446,241
Assurant, Inc.	5,682	805,537
Berkshire Hathaway, Inc. Class B (a)	192,692	49,227,025
Chubb Ltd.	45,614	7,205,644
Cincinnati Financial Corp.	14,974	1,543,670
Everest Re Group Ltd.	4,073	1,009,330
Globe Life, Inc.	9,807	947,650
The Hartford Financial Services Group, Inc.	35,765	2,388,744
Lincoln National Corp.	18,182	1,132,193
Loews Corp.	22,742	1,166,210
Marsh & McLennan Cos., Inc.	51,478	6,270,020
MetLife, Inc.	75,969	4,618,155
Principal Financial Group, Inc.	25,461	1,526,642
The Progressive Corp.	58,994	5,640,416
Prudential Financial, Inc.	40,288	3,670,237
The Travelers Cos., Inc.	25,507	3,836,253
Unum Group	20,118	559,884
W.R. Berkley Corp.	14,076	1,060,627
Willis Towers Watson PLC	13,060	2,989,173
		114,194,854
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	33,994	2,689,265
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc.	12,859	2,112,734
American Tower Corp.	44,786	10,706,541
AvalonBay Communities, Inc.	14,102	2,601,960
Boston Properties, Inc.	14,322	1,450,246
Crown Castle International Corp.	43,429	7,475,434
Digital Realty Trust, Inc.	28,532	4,018,447
Duke Realty Corp.	37,918	1,589,902
Equinix, Inc.	9,050	6,150,290
Equity Residential	34,872	2,497,881
Essex Property Trust, Inc.	6,570	1,785,989
Extra Space Storage, Inc.	13,368	1,771,928
Federal Realty Investment Trust	7,035	713,701
Healthpeak Properties, Inc.	55,137	1,750,048

	Number of Shares	Value
Host Hotels & Resorts, Inc.	71,371	$1,202,601
Iron Mountain, Inc. (b)	29,148	1,078,768
Kimco Realty Corp.	43,643	818,306
Mid-America Apartment Communities, Inc.	11,520	1,663,027
Prologis, Inc.	74,475	7,894,350
Public Storage	15,401	3,800,351
Realty Income Corp.	37,685	2,392,998
Regency Centers Corp.	15,927	903,220
SBA Communications Corp.	11,075	3,073,866
Simon Property Group, Inc.	33,282	3,786,493
UDR, Inc.	29,997	1,315,668
Ventas, Inc.	38,165	2,035,721
Vornado Realty Trust	15,998	726,149
Welltower, Inc.	42,241	3,025,723
Weyerhaeuser Co.	75,714	2,695,418
		81,037,760
Savings & Loans — 0.0%
People’s United Financial, Inc.	43,325	775,518
		518,284,668
Industrial — 8.4%
Aerospace & Defense — 1.6%
The Boeing Co.	55,408	14,113,526
General Dynamics Corp.	23,288	4,228,169
Howmet Aerospace, Inc.	39,447	1,267,432
L3 Harris Technologies, Inc.	20,794	4,214,528
Lockheed Martin Corp.	24,892	9,197,594
Northrop Grumman Corp.	15,613	5,052,991
Raytheon Technologies Corp.	153,191	11,837,069
Teledyne Technologies, Inc. (a)	3,729	1,542,501
TransDigm Group, Inc. (a)	5,544	3,259,428
		54,713,238
Building Materials — 0.4%
Carrier Global Corp.	82,728	3,492,776
Fortune Brands Home & Security, Inc.	13,739	1,316,471
Johnson Controls International PLC	72,933	4,351,912
Martin Marietta Materials, Inc.	6,348	2,131,785
Masco Corp.	25,984	1,556,442
Vulcan Materials Co.	13,506	2,279,138
		15,128,524
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	23,374	2,985,561
Emerson Electric Co.	60,852	5,490,067
Generac Holdings, Inc. (a)	6,368	2,085,202
		10,560,830
Electronics — 1.3%
Agilent Technologies, Inc.	30,875	3,925,448
Allegion PLC	9,152	1,149,674

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A	60,576	$3,996,199
FLIR Systems, Inc.	13,417	757,658
Fortive Corp.	34,322	2,424,506
Garmin Ltd.	15,073	1,987,375
Honeywell International, Inc.	70,141	15,225,507
Keysight Technologies, Inc. (a)	18,881	2,707,535
Mettler-Toledo International, Inc. (a)	2,370	2,738,985
TE Connectivity Ltd.	33,479	4,322,474
Trimble, Inc. (a)	25,514	1,984,734
Waters Corp. (a)	6,292	1,787,998
		43,008,093
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	13,204	1,706,881
Environmental Controls — 0.2%
Pentair PLC	16,699	1,040,682
Republic Services, Inc.	21,228	2,109,002
Waste Management, Inc.	39,419	5,085,839
		8,235,523
Hand & Machine Tools — 0.1%
Snap-on, Inc.	5,522	1,274,146
Stanley Black & Decker, Inc.	16,313	3,257,217
		4,531,363
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	54,974	12,746,821
Machinery – Diversified — 0.8%
Deere & Co.	31,595	11,820,953
Dover Corp.	14,335	1,965,759
IDEX Corp.	7,709	1,613,648
Ingersoll Rand, Inc. (a)	37,880	1,864,075
Otis Worldwide Corp.	41,211	2,820,893
Rockwell Automation, Inc.	11,740	3,116,266
Westinghouse Air Brake Technologies Corp.	17,909	1,417,676
Xylem, Inc.	18,212	1,915,538
		26,534,808
Miscellaneous - Manufacturing — 1.3%
3M Co.	58,385	11,249,622
A.O. Smith Corp.	13,642	922,335
Eaton Corp. PLC	40,036	5,536,178
General Electric Co.	884,099	11,608,220
Illinois Tool Works, Inc.	29,000	6,424,080
Parker-Hannifin Corp.	13,069	4,122,355
Textron, Inc.	22,856	1,281,764
Trane Technologies PLC	24,148	3,997,943
		45,142,497
Packaging & Containers — 0.2%
Amcor PLC	157,869	1,843,910

	Number of Shares	Value
Ball Corp.	33,202	$2,813,537
Packaging Corp. of America	9,589	1,289,529
Sealed Air Corp.	15,604	714,975
WestRock Co.	26,632	1,386,196
		8,048,147
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,047	833,075
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	13,507	1,288,973
CSX Corp.	77,213	7,444,877
Expeditors International of Washington, Inc.	16,891	1,818,992
FedEx Corp.	24,714	7,019,764
J.B. Hunt Transport Services, Inc.	8,426	1,416,158
Kansas City Southern	9,180	2,422,785
Norfolk Southern Corp.	25,511	6,850,214
Old Dominion Freight Line, Inc.	9,585	2,304,330
Union Pacific Corp.	67,548	14,888,255
United Parcel Service, Inc. Class B	72,626	12,345,694
		57,800,042
		288,989,842
Technology — 22.2%
Computers — 7.1%
Accenture PLC Class A	64,010	17,682,762
Apple, Inc.	1,593,926	194,698,061
Cognizant Technology Solutions Corp. Class A	53,753	4,199,184
DXC Technology Co.	25,680	802,757
Fortinet, Inc. (a)	13,728	2,531,718
Hewlett Packard Enterprise Co.	131,726	2,073,367
HP, Inc.	126,905	4,029,234
International Business Machines Corp.	90,083	12,004,461
Leidos Holdings, Inc.	13,493	1,299,106
NetApp, Inc.	22,522	1,636,674
Seagate Technology PLC	20,343	1,561,325
Western Digital Corp.	31,004	2,069,517
		244,588,166
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	5,411	2,625,309
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a)	122,140	9,587,990
Analog Devices, Inc.	37,365	5,794,564
Applied Materials, Inc.	92,508	12,359,069
Broadcom, Inc.	41,185	19,095,837
Intel Corp.	410,432	26,267,648
IPG Photonics Corp. (a)	3,652	770,353
KLA Corp.	15,616	5,159,526
Lam Research Corp.	14,392	8,566,694

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Maxim Integrated Products, Inc.	27,226	$2,487,640
Microchip Technology, Inc.	27,273	4,233,315
Micron Technology, Inc. (a)	112,727	9,943,649
Monolithic Power Systems, Inc.	4,340	1,532,931
NVIDIA Corp.	62,582	33,414,407
NXP Semiconductor NV	28,069	5,651,412
Qorvo, Inc. (a)	11,468	2,095,204
QUALCOMM, Inc.	114,572	15,191,102
Skyworks Solutions, Inc.	16,705	3,065,033
Teradyne, Inc.	16,933	2,060,407
Texas Instruments, Inc.	92,891	17,555,470
Xilinx, Inc.	24,892	3,084,119
		187,916,370
Software — 9.5%
Activision Blizzard, Inc.	78,003	7,254,279
Adobe, Inc. (a)	48,366	22,991,745
Akamai Technologies, Inc. (a)	16,529	1,684,305
ANSYS, Inc. (a)	8,783	2,982,355
Autodesk, Inc. (a)	22,124	6,131,667
Broadridge Financial Solutions, Inc.	11,715	1,793,566
Cadence Design Systems, Inc. (a)	28,258	3,871,063
Cerner Corp.	30,951	2,224,758
Citrix Systems, Inc.	12,458	1,748,605
Electronic Arts, Inc.	29,133	3,943,734
Fidelity National Information Services, Inc.	62,576	8,798,811
Fiserv, Inc. (a)	57,988	6,902,892
Intuit, Inc.	27,600	10,572,456
Jack Henry & Associates, Inc.	7,683	1,165,665
Microsoft Corp.	761,945	179,643,773
MSCI, Inc.	8,367	3,508,116
Oracle Corp.	187,322	13,144,385
Paychex, Inc.	32,567	3,192,217
Paycom Software, Inc. (a)	4,968	1,838,458
Roper Technologies, Inc.	10,631	4,287,908
salesforce.com, Inc. (a)	92,641	19,627,849
ServiceNow, Inc. (a)	19,759	9,881,673
Synopsys, Inc. (a)	15,428	3,822,750
Take-Two Interactive Software, Inc. (a)	11,664	2,061,029
Tyler Technologies, Inc. (a)	4,111	1,745,243
		324,819,302
		759,949,147
Utilities — 2.7%
Electric — 2.5%
AES Corp.	67,821	1,818,281
Alliant Energy Corp.	25,213	1,365,536
Ameren Corp.	25,641	2,086,152

	Number of Shares	Value
American Electric Power Co., Inc.	49,937	$4,229,664
CenterPoint Energy, Inc.	55,940	1,267,041
CMS Energy Corp.	29,241	1,790,134
Consolidated Edison, Inc.	34,666	2,593,017
Dominion Energy, Inc.	81,667	6,203,425
DTE Energy Co.	19,604	2,610,077
Duke Energy Corp.	77,499	7,480,978
Edison International	38,365	2,248,189
Entergy Corp.	20,253	2,014,566
Evergy, Inc.	22,947	1,366,035
Eversource Energy	34,753	3,009,262
Exelon Corp.	98,867	4,324,443
FirstEnergy Corp.	55,031	1,909,025
NextEra Energy, Inc.	197,653	14,944,543
NRG Energy, Inc.	24,700	931,931
Pinnacle West Capital Corp.	11,480	933,898
PPL Corp.	77,684	2,240,407
Public Service Enterprise Group, Inc.	50,619	3,047,770
Sempra Energy	30,649	4,063,444
The Southern Co.	106,343	6,610,281
WEC Energy Group, Inc.	31,719	2,968,581
Xcel Energy, Inc.	54,482	3,623,598
		85,680,278
Gas — 0.1%
Atmos Energy Corp.	12,948	1,279,910
NiSource, Inc.	39,306	947,667
		2,227,577
Water — 0.1%
American Water Works Co., Inc.	18,392	2,757,329
		90,665,184

TOTAL COMMON STOCK (Cost $1,739,961,914)		3,395,908,129

TOTAL EQUITIES (Cost $1,739,961,914)		3,395,908,129

TOTAL LONG-TERM INVESTMENTS (Cost $1,739,961,914)		3,395,908,129

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$25,422,265	$25,422,265
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.000% 7/15/21 (d)	7,365,000	7,364,705

TOTAL SHORT-TERM INVESTMENTS (Cost $32,785,976)		32,786,970

TOTAL INVESTMENTS — 100.2% (Cost $1,772,747,890) (e)		3,428,695,099

Other Assets/(Liabilities) — (0.2)%		(5,214,606)

NET ASSETS — 100.0%		$3,423,480,493

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $562,082 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $573,907 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $25,422,265. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $25,930,712.

(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/18/21	176	$34,451,804	$461,316

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%
COMMON STOCK — 99.8%
Basic Materials — 6.7%
Chemicals — 6.2%
CF Industries Holdings, Inc.	117,500	$5,332,150
DuPont de Nemours, Inc.	45,800	3,539,424
Ecolab, Inc.	73,499	15,733,931
International Flavors & Fragrances, Inc.	27,400	3,825,314
Linde PLC	71,077	19,911,511
		48,342,330
Forest Products & Paper — 0.5%
International Paper Co.	69,500	3,757,865
		52,100,195
Communications — 2.2%
Media — 1.5%
Comcast Corp. Class A	130,000	7,034,300
Fox Corp. Class B	57,900	2,022,447
The Walt Disney Co. (a)	13,650	2,518,698
		11,575,445
Telecommunications — 0.7%
Cisco Systems, Inc.	108,900	5,631,219
		17,206,664
Consumer, Cyclical — 10.2%
Apparel — 2.8%
NIKE, Inc. Class B	160,760	21,363,396
Lodging — 0.4%
Las Vegas Sands Corp.	57,100	3,469,396
Retail — 7.0%
McDonald’s Corp.	115,434	25,873,377
The TJX Cos., Inc.	424,221	28,062,219
		53,935,596
		78,768,388
Consumer, Non-cyclical — 33.8%
Agriculture — 0.6%
Philip Morris International, Inc.	49,050	4,352,697
Beverages — 9.3%
The Coca-Cola Co.	404,822	21,338,168
Diageo PLC	643,207	26,452,461
PepsiCo, Inc.	171,907	24,316,245
		72,106,874
Cosmetics & Personal Care — 4.5%
Colgate-Palmolive Co.	311,722	24,573,045
The Procter & Gamble Co.	78,683	10,656,039
		35,229,084

	Number of Shares	Value
Food — 1.1%
Conagra Brands, Inc.	68,200	$2,564,320
Tyson Foods, Inc. Class A	78,400	5,825,120
		8,389,440
Health Care – Products — 6.7%
Baxter International, Inc.	206,171	17,388,462
Danaher Corp.	34,385	7,739,376
Medtronic PLC	228,161	26,952,659
		52,080,497
Health Care – Services — 4.7%
Anthem, Inc.	22,750	8,166,113
UnitedHealth Group, Inc.	75,778	28,194,720
		36,360,833
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	30,850	4,289,692
Pharmaceuticals — 6.3%
AbbVie, Inc.	42,050	4,550,651
Becton Dickinson and Co.	23,500	5,714,025
CVS Health Corp.	45,400	3,415,442
Johnson & Johnson	202,816	33,332,810
Sanofi ADR	36,200	1,790,452
		48,803,380
		261,612,497
Energy — 1.9%
Oil & Gas — 1.7%
EOG Resources, Inc.	41,200	2,988,236
TOTAL SE (b)	164,900	7,680,020
TOTAL SE Sponsored ADR	58,400	2,717,936
		13,386,192
Oil & Gas Services — 0.2%
Halliburton Co.	56,900	1,221,074
		14,607,266
Financial — 22.4%
Banks — 3.9%
The Bank of New York Mellon Corp.	59,800	2,827,942
Fifth Third Bancorp	165,900	6,212,955
The Goldman Sachs Group, Inc.	5,400	1,765,800
Morgan Stanley	69,700	5,412,902
The PNC Financial Services Group, Inc.	16,650	2,920,576
Wells Fargo & Co.	289,900	11,326,393
		30,466,568
Diversified Financial Services — 5.4%
American Express Co.	217,912	30,821,473
Visa, Inc. Class A	51,757	10,958,510
		41,779,983

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 9.8%
American International Group, Inc.	150,600	$6,959,226
Chubb Ltd.	188,251	29,738,011
Loews Corp.	58,900	3,020,392
Marsh & McLennan Cos., Inc.	239,413	29,160,503
MetLife, Inc.	112,100	6,814,559
		75,692,691
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	31,570	7,547,124
Equity Residential	64,800	4,641,624
Public Storage	42,376	10,456,702
Weyerhaeuser Co.	83,800	2,983,280
		25,628,730
		173,567,972
Industrial — 14.0%
Aerospace & Defense — 7.0%
The Boeing Co.	15,350	3,909,952
L3 Harris Technologies, Inc.	28,050	5,685,174
Lockheed Martin Corp.	47,794	17,659,883
Northrop Grumman Corp.	83,217	26,932,350
		54,187,359
Miscellaneous - Manufacturing — 1.4%
General Electric Co.	798,000	10,477,740
Transportation — 5.6%
Canadian National Railway Co.	130,368	15,129,203
Union Pacific Corp.	94,153	20,752,263
United Parcel Service, Inc. Class B	43,600	7,411,564
		43,293,030
		107,958,129
Technology — 6.1%
Computers — 1.9%
Accenture PLC Class A	52,607	14,532,684
Semiconductors — 1.1%
QUALCOMM, Inc.	63,650	8,439,353
Software — 3.1%
Microsoft Corp.	103,230	24,338,537
		47,310,574
Utilities — 2.5%
Electric — 2.1%
Sempra Energy	56,250	7,457,625
The Southern Co.	138,800	8,627,808
		16,085,433

	Number of Shares	Value
Gas — 0.4%
NiSource, Inc.	146,400	$3,529,704
		19,615,137

TOTAL COMMON STOCK (Cost $614,856,965)		772,746,822

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Volkswagen AG 2.680%	4,500	1,257,584
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	15,000	805,800
Utilities — 0.2%
Electric — 0.2%
Sempra Energy Convertible 6.750% (b)	2,750	287,815
The Southern Co. Convertible 6.750%	23,100	1,176,483
		1,464,298

TOTAL PREFERRED STOCK (Cost $3,233,068)		3,527,682

TOTAL EQUITIES (Cost $618,090,033)		776,274,504

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	9,024,412	9,024,412

TOTAL MUTUAL FUNDS (Cost $9,024,412)		9,024,412

TOTAL LONG-TERM INVESTMENTS (Cost $627,114,445)		785,298,916

SHORT-TERM INVESTMENTS — 1.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	156	156

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$11,064,399	$11,064,399

TOTAL SHORT-TERM INVESTMENTS (Cost $11,064,555)		11,064,555

TOTAL INVESTMENTS — 102.9% (Cost $638,179,000) (e)		796,363,471

Other Assets/(Liabilities) — (2.9)%		(22,177,365)

NET ASSETS — 100.0%		$774,186,106

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $8,620,122 or 1.11% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,467 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $11,064,399. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $11,285,757.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.6%
Ireland	7.9%
Switzerland	3.8%
United Kingdom	3.4%
Canada	2.0%
France	1.6%
Germany	0.2%
Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Basic Materials — 1.0%
Chemicals — 1.0%
Celanese Corp.	3,640	$545,309
Communications — 11.7%
Internet — 10.0%
CDW Corp./DE	11,078	1,836,179
Etsy, Inc. (a)	5,076	1,023,677
Expedia Group, Inc.	2,280	392,434
Match Group, Inc. (a)	6,013	826,066
Palo Alto Networks, Inc. (a)	1,340	431,560
Roku, Inc. (a)	1,090	355,089
Zendesk, Inc. (a)	6,710	889,880
		5,754,885
Media — 0.8%
Fox Corp. Class A	13,050	471,236
Telecommunications — 0.9%
Nice Ltd. Sponsored ADR (a) (b)	2,220	483,893
		6,710,014
Consumer, Cyclical — 13.7%
Apparel — 1.0%
Tapestry, Inc.	13,500	556,335
Entertainment — 1.2%
DraftKings, Inc. Class A (a) (b)	4,323	265,129
Live Nation Entertainment, Inc. (a)	5,300	448,645
		713,774
Food Services — 1.3%
Aramark	19,029	718,916
Retail — 10.2%
Burlington Stores, Inc. (a)	4,063	1,214,025
Chipotle Mexican Grill, Inc. (a)	518	735,985
Domino’s Pizza, Inc.	2,678	984,942
Freshpet, Inc. (a)	4,347	690,347
Ross Stores, Inc.	4,970	595,953
Ulta Beauty, Inc. (a)	1,620	500,855
Williams-Sonoma, Inc.	2,780	498,176
Wingstop, Inc.	4,960	630,763
		5,851,046
		7,840,071
Consumer, Non-cyclical — 27.9%
Biotechnology — 6.9%
Abcam PLC Sponsored ADR (a) (b)	19,363	372,157
Ascendis Pharma A/S ADR (a)	4,180	538,719
BioMarin Pharmaceutical, Inc. (a)	5,770	435,693
Incyte Corp. (a)	9,756	792,870
Rocket Pharmaceuticals, Inc. (a)	3,260	144,646

	Number of Shares	Value
Seagen, Inc. (a)	12,169	$1,689,787
		3,973,872
Commercial Services — 10.5%
Avalara, Inc. (a)	3,965	529,050
Chegg, Inc. (a)	6,642	568,953
CoStar Group, Inc. (a)	555	456,149
FleetCor Technologies, Inc. (a)	2,110	566,809
Global Payments, Inc.	3,300	665,214
MarketAxess Holdings, Inc.	2,165	1,077,997
Repay Holdings Corp. (a)	24,687	579,651
TransUnion	17,535	1,578,150
		6,021,973
Health Care – Products — 8.4%
ABIOMED, Inc. (a)	2,620	835,072
The Cooper Cos., Inc.	1,440	553,090
IDEXX Laboratories, Inc. (a)	2,916	1,426,828
Insulet Corp. (a)	1,810	472,265
Masimo Corp. (a)	1,610	369,753
Penumbra, Inc. (a)	2,509	678,885
Steris PLC	2,390	455,247
		4,791,140
Health Care – Services — 1.0%
ICON PLC (a)	2,980	585,183
Pharmaceuticals — 1.1%
DexCom, Inc. (a)	1,710	614,557
		15,986,725
Financial — 6.5%
Diversified Financial Services — 4.8%
Hamilton Lane, Inc. Class A	13,766	1,219,117
Synchrony Financial	11,730	476,942
Tradeweb Markets, Inc. Class A	14,812	1,096,088
		2,792,147
Insurance — 0.9%
Arthur J Gallagher & Co.	4,020	501,575
Real Estate Investment Trusts (REITS) — 0.8%
Essex Property Trust, Inc.	1,680	456,691
		3,750,413
Industrial — 15.3%
Aerospace & Defense — 3.0%
Hexcel Corp.	13,877	777,112
Teledyne Technologies, Inc. (a)	910	376,421
TransDigm Group, Inc. (a)	989	581,453
		1,734,986
Building Materials — 2.6%
The AZEK Co., Inc (a)	9,080	381,814

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortune Brands Home & Security, Inc.	11,908	$1,141,025
		1,522,839
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	3,640	464,937
Electronics — 1.2%
Mettler-Toledo International, Inc. (a)	593	685,324
Environmental Controls — 0.8%
Waste Connections, Inc.	4,060	438,399
Machinery – Construction & Mining — 2.2%
BWX Technologies, Inc.	19,092	1,258,926
Machinery – Diversified — 1.7%
IDEX Corp.	2,030	424,920
Rockwell Automation, Inc.	2,085	553,442
		978,362
Miscellaneous - Manufacturing — 1.0%
Trane Technologies PLC	3,410	564,560
Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	6,888	1,157,666
		8,805,999
Technology — 22.6%
Computers — 4.4%
Cognizant Technology Solutions Corp. Class A	5,780	451,533
Fortinet, Inc. (a)	3,790	698,952
NCR Corp. (a)	11,680	443,256
Varonis Systems, Inc. (a)	18,699	960,007
		2,553,748
Semiconductors — 5.6%
KLA Corp.	4,955	1,637,132
Microchip Technology, Inc.	3,870	600,701
Monolithic Power Systems, Inc.	1,503	530,875
Xilinx, Inc.	3,700	458,430
		3,227,138
Software — 12.6%
Guidewire Software, Inc. (a)	9,173	932,252
HubSpot, Inc. (a)	950	431,499
Lightspeed POS, Inc. (a)	7,770	488,034
Medallia, Inc. (a) (b)	22,577	629,673
MongoDB, Inc. (a)	920	246,036
MSCI, Inc.	1,220	511,522
Nutanix, Inc. Class A (a)	13,490	358,294
RingCentral, Inc. Class A (a)	1,140	339,583
Splunk, Inc. (a)	3,060	414,569
Take-Two Interactive Software, Inc. (a)	4,063	717,932
Twilio, Inc. Class A (a)	1,570	534,993
Tyler Technologies, Inc. (a)	1,551	658,446

	Number of Shares	Value
ZoomInfo Technologies, Inc. Class A (a)	19,210	$939,369
		7,202,202
		12,983,088

TOTAL COMMON STOCK (Cost $46,762,337)		56,621,619

TOTAL EQUITIES (Cost $46,762,337)		56,621,619

MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)	930,077	930,077

TOTAL MUTUAL FUNDS (Cost $930,077)		930,077

TOTAL LONG-TERM INVESTMENTS (Cost $47,692,414)		57,551,696
	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$569,429	569,429

TOTAL SHORT-TERM INVESTMENTS (Cost $569,429)		569,429

TOTAL INVESTMENTS — 101.3% (Cost $48,261,843) (e)		58,121,125

Other Assets/(Liabilities) — (1.3)%		(743,406)

NET ASSETS — 100.0%		$57,377,719

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $1,725,213 or 3.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $844,138 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $569,429. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $580,908.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%
COMMON STOCK — 99.7%
Basic Materials — 0.2%
Chemicals — 0.2%
Linde PLC	26,479	$7,417,826
The Sherwin-Williams Co.	3,390	2,501,854
		9,919,680
Communications — 35.2%
Internet — 31.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	654,803	148,463,484
Alphabet, Inc. Class A (a)	48,197	99,407,276
Alphabet, Inc. Class C (a)	98,927	204,643,360
Amazon.com, Inc. (a)	128,682	398,152,403
Booking Holdings, Inc. (a)	8,741	20,365,131
Coupang, Inc. (a)	61,409	3,030,534
DoorDash, Inc., Class A (a)	9,106	1,194,070
Etsy, Inc. (a)	31,362	6,324,775
Facebook, Inc. Class A (a)	976,748	287,681,588
IAC/InterActiveCorp (a)	5,500	1,189,705
JD.com, Inc. ADR (a)	50,788	4,282,952
Kuaishou Technology (a) (b)	27,700	962,041
Match Group, Inc. (a)	152,761	20,986,306
Netflix, Inc. (a)	114,501	59,730,592
Pinduoduo, Inc. ADR (a)	30,335	4,061,250
Pinterest, Inc. Class A (a)	96,662	7,155,888
Roku, Inc. (a)	9,363	3,050,184
Shopify, Inc. Class A (a)	10,430	11,540,795
Snap, Inc. Class A (a)	548,565	28,684,464
Spotify Technology SA (a)	52,605	14,095,510
Tencent Holdings Ltd.	846,600	66,743,382
Wix.com Ltd. (a)	25,160	7,025,175
		1,398,770,865
Media — 2.5%
Charter Communications, Inc. Class A (a)	862	531,871
FactSet Research Systems, Inc.	85,579	26,408,824
The Walt Disney Co. (a)	447,418	82,557,569
		109,498,264
Telecommunications — 0.9%
Cisco Systems, Inc.	716,524	37,051,456
T-Mobile US, Inc. (a)	31,325	3,924,710
		40,976,166
		1,549,245,295

	Number of Shares	Value
Consumer, Cyclical — 4.8%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	2,953	$169,916
Apparel — 0.5%
NIKE, Inc. Class B	139,995	18,603,935
VF Corp.	18,527	1,480,678
		20,084,613
Auto Parts & Equipment — 0.1%
Aptiv PLC	25,826	3,561,405
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	900	97,749
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	11,700	990,405
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	9,205	1,113,069
Marriott International, Inc. Class A	1,902	281,705
		1,394,774
Retail — 4.2%
Carvana Co. (a) (c)	36,544	9,589,146
Chipotle Mexican Grill, Inc. (a)	12,011	17,065,469
Dollar General Corp.	98,782	20,015,209
Dollar Tree, Inc. (a)	354	40,519
Lululemon Athletica, Inc. (a)	49,342	15,133,685
McDonald’s Corp.	1,300	291,382
Ross Stores, Inc.	130,626	15,663,364
Starbucks Corp.	528,617	57,761,979
The TJX Cos., Inc.	48,895	3,234,404
Yum China Holdings, Inc.	288,897	17,105,591
Yum! Brands, Inc.	284,018	30,725,067
		186,625,815
		212,924,677
Consumer, Non-cyclical — 17.9%
Beverages — 1.5%
Monster Beverage Corp. (a)	743,003	67,680,143
Biotechnology — 2.5%
Exact Sciences Corp. (a)	1,153	151,942
Illumina, Inc. (a)	121,564	46,687,870
Incyte Corp. (a)	64,945	5,278,080
Regeneron Pharmaceuticals, Inc. (a)	95,812	45,332,490
Vertex Pharmaceuticals, Inc. (a)	66,516	14,293,623
		111,744,005
Commercial Services — 3.9%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (d) (e) (f)	598,619	4,830,855
Automatic Data Processing, Inc.	90,978	17,146,624
Cintas Corp.	16,292	5,560,623

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CoStar Group, Inc. (a)	14,368	$11,808,916
Equifax, Inc.	11,550	2,092,051
Global Payments, Inc.	249,854	50,365,569
PayPal Holdings, Inc. (a)	254,265	61,745,713
S&P Global, Inc.	48,183	17,002,335
Square, Inc. Class A (a)	6,544	1,485,815
		172,038,501
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	337,897	26,636,421
The Estee Lauder Cos., Inc. Class A	3,500	1,017,975
		27,654,396
Health Care – Products — 3.1%
Abbott Laboratories	26,248	3,145,560
Align Technology, Inc. (a)	5,837	3,160,911
Danaher Corp.	101,255	22,790,475
Dentsply Sirona, Inc.	65,350	4,169,983
Intuitive Surgical, Inc. (a)	71,984	53,191,857
Stryker Corp.	123,594	30,105,027
Thermo Fisher Scientific, Inc.	37,861	17,279,003
		133,842,816
Health Care – Services — 2.2%
Anthem, Inc.	36,985	13,275,766
Centene Corp. (a)	158,724	10,144,051
HCA Healthcare, Inc.	89,952	16,941,560
Humana, Inc.	15,911	6,670,687
PPD, Inc. (a)	63,847	2,415,970
UnitedHealth Group, Inc.	126,390	47,025,927
		96,473,961
Household Products & Wares — 0.1%
Avery Dennison Corp.	20,703	3,802,106
Pharmaceuticals — 4.0%
AbbVie, Inc.	20,518	2,220,458
AstraZeneca PLC Sponsored ADR (c)	58,144	2,890,920
Becton Dickinson and Co.	3,030	736,744
Cigna Corp.	123,947	29,962,948
Eli Lilly and Co.	23,556	4,400,732
Novartis AG Sponsored ADR	713,592	60,997,844
Novo Nordisk A/S Sponsored ADR (c)	231,278	15,592,763
Roche Holding AG Sponsored ADR	1,160,876	47,085,131
Zoetis, Inc.	73,461	11,568,638
		175,456,178
		788,692,106
Energy — 0.7%
Oil & Gas Services — 0.7%
Schlumberger NV	1,067,988	29,038,593

	Number of Shares	Value
Financial — 7.5%
Banks — 0.7%
The Goldman Sachs Group, Inc.	88,085	$28,803,795
Morgan Stanley	10,787	837,718
		29,641,513
Diversified Financial Services — 6.6%
The Charles Schwab Corp.	192,385	12,539,654
Intercontinental Exchange, Inc.	79,680	8,898,663
Mastercard, Inc. Class A	159,894	56,930,259
SEI Investments Co.	486,782	29,659,627
Visa, Inc. Class A	859,988	182,085,259
		290,113,462
Insurance — 0.2%
Chubb Ltd.	35,535	5,613,464
Marsh & McLennan Cos., Inc.	11,725	1,428,105
Willis Towers Watson PLC	3,428	784,601
		7,826,170
		327,581,145
Industrial — 6.6%
Aerospace & Defense — 2.3%
The Boeing Co.	405,541	103,299,404
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc. (a)	3,900	1,277,055
Electronics — 0.3%
Fortive Corp.	77,700	5,488,728
Honeywell International, Inc.	5,918	1,284,620
TE Connectivity Ltd.	44,272	5,715,958
		12,489,306
Machinery – Diversified — 2.4%
Deere & Co.	277,584	103,855,278
Miscellaneous - Manufacturing — 0.2%
General Electric Co.	551,951	7,247,117
Parker-Hannifin Corp.	1,594	502,795
		7,749,912
Transportation — 1.4%
Expeditors International of Washington, Inc.	465,457	50,125,064
Kansas City Southern	4,136	1,091,573
Norfolk Southern Corp.	22,151	5,947,987
Union Pacific Corp.	13,352	2,942,914
		60,107,538
		288,778,493
Technology — 26.8%
Computers — 2.8%
Apple, Inc.	955,954	116,769,781

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a) (c)	16,000	$2,920,160
Fortinet, Inc. (a)	20,600	3,799,052
		123,488,993
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	202,349	15,884,396
Applied Materials, Inc.	25,883	3,457,969
ASML Holding NV	3,100	1,913,816
Marvell Technology Group Ltd.	290,347	14,221,196
Maxim Integrated Products, Inc.	65,212	5,958,420
Microchip Technology, Inc.	23,400	3,632,148
Monolithic Power Systems, Inc.	6,900	2,437,149
NVIDIA Corp.	224,605	119,923,348
QUALCOMM, Inc.	337,937	44,807,067
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	6,200	733,336
Texas Instruments, Inc.	58,338	11,025,299
		223,994,144
Software — 18.9%
Atlassian Corp. PLC Class A (a)	25,476	5,369,322
Autodesk, Inc. (a)	332,505	92,153,761
Cerner Corp.	392,663	28,224,616
Coupa Software, Inc. (a)	22,581	5,746,413
DocuSign, Inc. (a)	19,639	3,975,915
Fidelity National Information Services, Inc.	87,748	12,338,246
Fiserv, Inc. (a)	231,671	27,578,116
Intuit, Inc.	141,811	54,322,122
Microsoft Corp.	913,577	215,394,049
MongoDB, Inc. (a)	6,512	1,741,504
MSCI, Inc.	4,911	2,059,084
Oracle Corp.	1,131,699	79,411,319
Paycom Software, Inc. (a)	6,519	2,412,421
Roper Technologies, Inc.	24,229	9,772,525
salesforce.com, Inc. (a)	523,891	110,996,786
Sea Ltd. ADR (a)	175,475	39,171,284
ServiceNow, Inc. (a)	111,405	55,714,754
Snowflake, Inc. Class A (a)	1,713	392,757
Splunk, Inc. (a)	78,766	10,671,218
Synopsys, Inc. (a)	75,720	18,761,902
Twilio, Inc. Class A (a)	11,574	3,943,956
Veeva Systems, Inc. Class A (a)	22,513	5,881,296
Workday, Inc. Class A (a)	154,099	38,282,815

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (a)	28,527	$9,165,440
		833,481,621
		1,180,964,758

TOTAL COMMON STOCK (Cost $2,402,647,490)		4,387,144,747

PREFERRED STOCK — 0.2%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $5,922,532) (a) (d) (e) (f)	160,720	5,922,532
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (d) (e) (f)	4,596	730,994

TOTAL PREFERRED STOCK (Cost $6,737,715)		6,653,526

TOTAL EQUITIES (Cost $2,409,385,205)		4,393,798,273

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	9,342,750	9,342,750

TOTAL MUTUAL FUNDS (Cost $9,342,750)		9,342,750

TOTAL LONG-TERM INVESTMENTS (Cost $2,418,727,955)		4,403,141,023

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	$100
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$26,805,294	26,805,294

TOTAL SHORT-TERM INVESTMENTS (Cost $26,805,394)		26,805,394

TOTAL INVESTMENTS — 100.7% (Cost $2,445,533,349) (i)		4,429,946,417

Other Assets/(Liabilities) — (0.7)%		(29,305,971)

NET ASSETS — 100.0%		$4,400,640,446

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $962,041 or 0.02% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $22,079,659 or 0.50% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $13,221,281 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment was valued using significant unobservable inputs.
(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $11,484,381 or 0.26% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $11,484,381 or 0.26% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $26,805,294. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $27,341,458.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	88.7%
Cayman Islands	6.0%
Switzerland	2.7%
Netherlands	0.7%
Denmark	0.4%
Bermuda	0.3%
Luxembourg	0.3%
United Kingdom	0.3%
Canada	0.3%
Ireland	0.2%
Israel	0.2%
Taiwan	0.0%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Communications — 31.6%
Internet — 28.2%
Airbnb, Inc. Class A (a) (b)	46,063	$8,657,080
Amazon.com, Inc. (a)	8,027	24,836,180
DoorDash, Inc., Class A (a)	19,292	2,529,760
Facebook, Inc. Class A (a)	35,754	10,530,626
Fiverr International Ltd. (a)	19,526	4,240,657
Match Group, Inc. (a)	154,929	21,284,146
Netflix, Inc. (a)	51,602	26,918,699
Shopify, Inc. Class A (a)	4,443	4,916,180
Uber Technologies, Inc. (a)	521,681	28,436,831
Wix.com Ltd. (a)	23,340	6,516,995
Zillow Group, Inc. Class C Class C (a)	51,402	6,663,755
		145,530,909
Media — 3.4%
Charter Communications, Inc. Class A (a)	28,004	17,279,028
		162,809,937
Consumer, Cyclical — 5.0%
Apparel — 1.6%
NIKE, Inc. Class B	61,661	8,194,130
Entertainment — 1.1%
Warner Music Group Corp. Class A	165,447	5,679,796
Retail — 2.3%
Floor & Decor Holdings, Inc. Class A (a)	67,751	6,468,865
Starbucks Corp.	51,199	5,594,515
		12,063,380
		25,937,306
Consumer, Non-cyclical — 19.3%
Biotechnology — 1.1%
Illumina, Inc. (a)	14,537	5,583,080
Commercial Services — 7.1%
CoStar Group, Inc. (a)	8,221	6,756,758
PayPal Holdings, Inc. (a)	47,111	11,440,435
Square, Inc. Class A (a)	81,978	18,613,105
		36,810,298
Food — 0.7%
Grocery Outlet Holding Corp. (a)	94,057	3,469,763
Health Care – Products — 8.1%
10X Genomics, Inc. Class A (a)	32,760	5,929,560
Align Technology, Inc. (a)	29,017	15,713,576
Edwards Lifesciences Corp. (a)	151,345	12,658,496
Intuitive Surgical, Inc. (a)	10,202	7,538,666
		41,840,298

	Number of Shares	Value
Pharmaceuticals — 2.3%
DexCom, Inc. (a)	11,567	$4,157,064
Sarepta Therapeutics, Inc. (a) (b)	34,506	2,571,732
Zoetis, Inc.	33,000	5,196,840
		11,925,636
		99,629,075
Financial — 9.8%
Diversified Financial Services — 8.2%
Mastercard, Inc. Class A	31,203	11,109,828
Visa, Inc. Class A (b)	145,682	30,845,250
		41,955,078
Private Equity — 1.6%
KKR & Co., Inc.	170,187	8,313,635
		50,268,713
Industrial — 1.3%
Environmental Controls — 1.3%
Waste Management, Inc.	52,932	6,829,287
Technology — 31.4%
Software — 31.4%
Adobe, Inc. (a)	10,939	5,200,072
Atlassian Corp. PLC Class A (a)	25,859	5,450,043
Coupa Software, Inc. (a)	38,076	9,689,580
Datadog, Inc. Class A (a)	76,294	6,358,342
Intuit, Inc.	21,269	8,147,303
Microsoft Corp.	90,575	21,354,868
Paycom Software, Inc. (a)	20,426	7,558,846
Sea Ltd. ADR (a)	113,480	25,332,140
ServiceNow, Inc. (a)	47,836	23,923,262
Snowflake, Inc. Class A (a)	51,653	11,843,000
Twilio, Inc. Class A (a)	72,024	24,542,898
Veeva Systems, Inc. Class A (a)	25,595	6,686,438
Zoom Video Communications, Inc. Class A (a)	18,017	5,788,682
		161,875,474

TOTAL COMMON STOCK (Cost $312,490,212)		507,349,792

TOTAL EQUITIES (Cost $312,490,212)		507,349,792

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	8,759,715	$8,759,715

TOTAL MUTUAL FUNDS (Cost $8,759,715)		8,759,715

TOTAL LONG-TERM INVESTMENTS (Cost $321,249,927)		516,109,507
	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$7,519,132	7,519,132

TOTAL SHORT-TERM INVESTMENTS (Cost $7,519,132)		7,519,132

TOTAL INVESTMENTS — 101.6% (Cost $328,769,059) (e)		523,628,639

Other Assets/(Liabilities) — (1.6)%		(8,261,046)

NET ASSETS — 100.0%		$515,367,593

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $12,812,880 or 2.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,320,595 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $7,519,132. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $7,669,659.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Basic Materials — 3.4%
Chemicals — 1.7%
Axalta Coating Systems Ltd. (a)	35,432	$1,048,079
Eastman Chemical Co.	5,646	621,738
Huntsman Corp.	8,303	239,375
The Mosaic Co.	6,700	211,787
		2,120,979
Forest Products & Paper — 0.5%
Mondi PLC	24,379	621,988
Iron & Steel — 1.2%
Nucor Corp.	8,894	713,922
Reliance Steel & Aluminum Co.	2,663	405,548
Steel Dynamics, Inc.	8,188	415,623
		1,535,093
		4,278,060
Communications — 6.8%
Advertising — 0.4%
The Interpublic Group of Cos., Inc.	15,789	461,039
Internet — 2.5%
CDW Corp./DE	118	19,558
eBay, Inc.	13,300	814,492
Etsy, Inc. (a)	97	19,562
F5 Networks, Inc. (a)	2,076	433,095
GoDaddy, Inc. Class A (a)	255	19,793
IAC/InterActiveCorp (a)	1,600	346,096
Pinterest, Inc. Class A (a)	3,909	289,383
Roku, Inc. (a)	62	20,198
Twitter, Inc. (a)	6,131	390,116
Wayfair, Inc. Class A (a)	374	117,716
Zillow Group, Inc. Class C Class C (a)	5,393	699,149
		3,169,158
Media — 2.9%
DISH Network Corp. Class A (a)	21,600	781,920
Fox Corp. Class A	7,700	278,047
Fox Corp. Class B	17,583	614,174
Liberty Broadband Corp. Class C (a)	5,800	870,870
Liberty Media Corp-Liberty SiriusXM Class C (a)	18,000	793,980
News Corp. Class A	15,527	394,852
		3,733,843
Telecommunications — 1.0%
Ciena Corp. (a)	6,462	353,601
Juniper Networks, Inc.	9,745	246,841

	Number of Shares	Value
Motorola Solutions, Inc.	3,988	$749,943
		1,350,385
		8,714,425
Consumer, Cyclical — 12.6%
Airlines — 0.9%
Alaska Air Group, Inc.	4,941	341,967
Southwest Airlines Co.	12,648	772,287
		1,114,254
Apparel — 0.6%
PVH Corp.	2,894	305,896
Tapestry, Inc.	11,235	462,994
		768,890
Auto Manufacturers — 1.4%
Cummins, Inc.	3,999	1,036,181
Honda Motor Co. Ltd. Sponsored ADR	14,847	448,379
PACCAR, Inc.	3,462	321,689
		1,806,249
Auto Parts & Equipment — 0.7%
Aptiv PLC	1,283	176,926
BorgWarner, Inc.	15,266	707,732
		884,658
Distribution & Wholesale — 0.6%
LKQ Corp. (a)	17,700	749,241
Food Services — 0.3%
Sodexo SA (a)	4,448	426,755
Home Builders — 1.0%
D.R. Horton, Inc.	8,352	744,330
PulteGroup, Inc.	11,025	578,151
		1,322,481
Home Furnishing — 0.3%
Dolby Laboratories, Inc. Class A	2,694	265,952
Tempur Sealy International, Inc.	2,749	100,503
		366,455
Housewares — 0.3%
Newell Brands, Inc.	15,640	418,839
Leisure Time — 1.0%
Brunswick Corp.	3,218	306,900
Peloton Interactive, Inc. Class A (a)	3,604	405,234
Polaris, Inc.	4,414	589,269
		1,301,403
Retail — 5.0%
Advance Auto Parts, Inc.	4,433	813,411
Beacon Roofing Supply, Inc. (a)	1,169	61,162
Best Buy Co., Inc.	6,067	696,552
Dollar Tree, Inc. (a)	16,111	1,844,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co.	4,385	$506,862
Kohl’s Corp.	6,438	383,769
L Brands, Inc.	9,184	568,122
MSC Industrial Direct Co., Inc. Class A	6,770	610,587
O’Reilly Automotive, Inc. (a)	900	456,525
Ross Stores, Inc.	2,900	347,739
		6,288,794
Textiles — 0.5%
Mohawk Industries, Inc. (a)	2,970	571,161
		16,019,180
Consumer, Non-cyclical — 17.8%
Agriculture — 0.4%
Bunge Ltd.	6,200	491,474
Beverages — 0.5%
Molson Coors Beverage Co. Class B	12,800	654,720
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	6,000	917,460
Incyte Corp. (a)	241	19,586
United Therapeutics Corp. (a)	2,700	451,629
		1,388,675
Commercial Services — 1.5%
AMERCO	333	203,996
Booz Allen Hamilton Holding Corp.	239	19,246
Euronet Worldwide, Inc. (a)	3,200	442,560
FleetCor Technologies, Inc. (a)	2,500	671,575
Gartner, Inc. (a)	107	19,533
ManpowerGroup, Inc.	2,402	237,558
Robert Half International, Inc.	4,572	356,936
		1,951,404
Food — 4.5%
Conagra Brands, Inc.	21,930	824,568
Ingredion, Inc.	3,800	341,696
The J.M. Smucker Co.	4,680	592,161
Kellogg Co.	7,211	456,456
Koninklijke Ahold Delhaize NV	26,760	745,374
The Kraft Heinz Co.	19,800	792,000
Mondelez International, Inc. Class A	1,896	110,973
Orkla ASA	37,021	362,978
Post Holdings, Inc. (a)	11,500	1,215,780
Sysco Corp.	3,442	271,023
		5,713,009
Health Care – Products — 2.1%
Bruker Corp.	3,335	214,374
Envista Holdings Corp. (a)	9,699	395,719
Hill-Rom Holdings, Inc.	4,555	503,236
Hologic, Inc. (a)	4,447	330,768

	Number of Shares	Value
ResMed, Inc.	102	$19,790
Zimmer Biomet Holdings, Inc.	7,357	1,177,709
		2,641,596
Health Care – Services — 2.4%
Centene Corp. (a)	13,900	888,349
Laboratory Corp. of America Holdings (a)	2,700	688,581
Quest Diagnostics, Inc.	6,103	783,259
Universal Health Services, Inc. Class B	5,819	776,197
		3,136,386
Household Products & Wares — 0.8%
The Clorox Co.	2,115	407,941
Kimberly-Clark Corp.	2,981	414,508
Reynolds Consumer Products, Inc.	8,000	238,240
		1,060,689
Pharmaceuticals — 4.5%
AmerisourceBergen Corp.	7,500	885,525
Bausch Health Cos., Inc. (a)	14,500	460,230
Becton Dickinson and Co.	1,963	477,303
Cardinal Health, Inc.	13,185	800,989
Cigna Corp.	1,437	347,380
Henry Schein, Inc. (a)	8,472	586,601
Jazz Pharmaceuticals PLC (a)	2,331	383,147
McKesson Corp.	5,199	1,014,013
Viatris, Inc. (a)	52,543	734,026
		5,689,214
		22,727,167
Energy — 3.8%
Oil & Gas — 1.8%
Cimarex Energy Co.	4,045	240,233
ConocoPhillips	13,709	726,166
EQT Corp.	24,512	455,433
HollyFrontier Corp.	8,200	293,396
Marathon Oil Corp.	32,952	351,927
Pioneer Natural Resources Co.	1,886	299,534
		2,366,689
Oil & Gas Services — 1.1%
Baker Hughes Co.	31,578	682,401
Halliburton Co.	31,954	685,733
		1,368,134
Pipelines — 0.9%
Targa Resources Corp.	9,503	301,720
The Williams Cos., Inc.	33,700	798,353
		1,100,073
		4,834,896

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 24.4%
Banks — 6.1%
The Bank of New York Mellon Corp.	21,881	$1,034,752
CIT Group, Inc.	17,400	896,274
Comerica, Inc.	5,574	399,879
Commerce Bancshares, Inc.	4,960	379,951
Eastern Bankshares, Inc.	10,688	206,172
KeyCorp	34,219	683,696
M&T Bank Corp.	2,706	410,257
Northern Trust Corp.	10,005	1,051,626
The PNC Financial Services Group, Inc.	1,466	257,151
Popular, Inc.	3,420	240,494
State Street Corp.	12,203	1,025,174
Synovus Financial Corp.	6,025	275,644
Truist Financial Corp.	11,473	669,105
Westamerica Bancorp.	4,684	294,061
		7,824,236
Diversified Financial Services — 3.5%
AerCap Holdings NV (a)	11,000	646,140
Affiliated Managers Group, Inc.	1,872	278,984
Ally Financial, Inc.	14,800	669,108
Ameriprise Financial, Inc.	5,794	1,346,815
Cboe Global Markets, Inc.	5,700	562,533
LPL Financial Holdings, Inc.	3,297	468,702
T. Rowe Price Group, Inc.	2,697	462,805
		4,435,087
Insurance — 8.8%
Aflac, Inc.	13,607	696,406
Alleghany Corp. (a)	1,400	876,806
The Allstate Corp.	7,300	838,770
American International Group, Inc.	6,900	318,849
Arch Capital Group Ltd. (a)	49,738	1,908,447
Arthur J Gallagher & Co.	1,873	233,694
Brown & Brown, Inc.	1,059	48,407
Chubb Ltd.	5,034	795,221
Equitable Holdings, Inc.	6,300	205,506
Fidelity National Financial, Inc.	28,900	1,175,074
First American Financial Corp.	4,574	259,117
The Hartford Financial Services Group, Inc.	10,547	704,434
Loews Corp.	20,000	1,025,600
Markel Corp. (a)	700	797,734
Reinsurance Group of America, Inc.	8,649	1,090,207
Unum Group	8,310	231,267
		11,205,539

	Number of Shares	Value
Real Estate — 0.3%
Jones Lang LaSalle, Inc. (a)	1,900	$340,176
Real Estate Investment Trusts (REITS) — 5.5%
Annaly Capital Management, Inc.	88,300	759,380
Apartment Income REIT Corp.	2,613	111,732
Camden Property Trust	3,981	437,552
Duke Realty Corp.	15,607	654,402
Equinix, Inc.	348	236,497
Essex Property Trust, Inc.	1,110	301,742
First Industrial Realty Trust, Inc.	5,404	247,449
Gaming and Leisure Properties, Inc.	16,000	678,880
Healthcare Trust of America, Inc. Class A	9,820	270,836
Healthpeak Properties, Inc.	16,152	512,664
Iron Mountain, Inc.	6,683	247,338
JBG SMITH Properties	24,900	791,571
Kimco Realty Corp.	17,110	320,813
MGM Growth Properties LLC Class A	14,210	463,530
Weyerhaeuser Co.	27,378	974,657
		7,009,043
Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	15,203	201,364
		31,015,445
Industrial — 14.2%
Aerospace & Defense — 0.8%
BAE Systems PLC	65,452	455,631
General Dynamics Corp.	3,216	583,897
		1,039,528
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.	5,525	529,405
Johnson Controls International PLC	6,709	400,326
Owens Corning	4,350	400,592
		1,330,323
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	10,162	916,816
Generac Holdings, Inc. (a)	293	95,943
		1,012,759
Electronics — 4.3%
Agilent Technologies, Inc.	6,242	793,608
FLIR Systems, Inc.	7,900	446,113
Fortive Corp.	2,759	194,896
Garmin Ltd.	5,281	696,300
Hubbell, Inc.	3,962	740,458
nVent Electric PLC	29,218	815,474
TE Connectivity Ltd.	1,961	253,185
Vontier Corp. (a)	26,100	790,047

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	2,376	$675,188
		5,405,269
Engineering & Construction — 0.9%
AECOM (a)	6,000	384,660
IMI PLC	22,429	412,549
KBR, Inc.	10,400	399,256
		1,196,465
Environmental Controls — 0.5%
Republic Services, Inc.	6,461	641,900
Hand & Machine Tools — 0.4%
Snap-on, Inc.	2,225	513,397
Machinery – Construction & Mining — 0.7%
Oshkosh Corp.	7,084	840,587
Machinery – Diversified — 0.2%
Crane Co.	2,376	223,130
The Toro Co.	601	61,987
		285,117
Metal Fabricate & Hardware — 0.0%
The Timken Co.	240	19,481
Miscellaneous - Manufacturing — 1.2%
Axon Enterprise, Inc. (a)	139	19,796
ITT, Inc.	3,606	327,821
Textron, Inc.	6,013	337,209
Trane Technologies PLC	4,833	800,152
		1,484,978
Packaging & Containers — 2.6%
Berry Global Group, Inc. (a)	7,800	478,920
Graphic Packaging Holding Co.	22,153	402,298
Packaging Corp. of America	2,324	312,532
Sealed Air Corp.	15,300	701,046
Sonoco Products Co.	12,672	802,138
WestRock Co.	10,925	568,646
		3,265,580
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	3,100	638,135
Transportation — 0.3%
Heartland Express, Inc.	18,127	354,927
Norfolk Southern Corp.	152	40,815
		395,742
		18,069,261
Technology — 5.5%
Computers — 2.2%
Amdocs Ltd.	2,130	149,419
EPAM Systems, Inc. (a)	50	19,835
Fortinet, Inc. (a)	107	19,733
HP, Inc.	43,517	1,381,665

	Number of Shares	Value
Leidos Holdings, Inc.	3,800	$365,864
Lumentum Holdings, Inc. (a)	3,175	290,036
NCR Corp. (a)	15,500	588,225
		2,814,777
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	254	123,236
Semiconductors — 0.7%
Applied Materials, Inc.	771	103,006
Maxim Integrated Products, Inc.	1,047	95,664
Qorvo, Inc. (a)	3,918	715,818
		914,488
Software — 2.5%
Akamai Technologies, Inc. (a)	1,640	167,116
Cadence Design Systems, Inc. (a)	148	20,275
CDK Global, Inc.	15,614	844,093
Cerner Corp.	10,346	743,670
Concentrix Corp. (a)	764	114,386
Dropbox, Inc. Class A (a)	736	19,622
HubSpot, Inc. (a)	45	20,439
Open Text Corp.	7,102	338,836
SS&C Technologies Holdings, Inc	8,400	586,908
Synopsys, Inc. (a)	625	154,863
Take-Two Interactive Software, Inc. (a)	486	85,876
		3,096,084
		6,948,585
Utilities — 9.3%
Electric — 7.0%
Ameren Corp.	976	79,408
CenterPoint Energy, Inc.	30,700	695,355
Edison International	12,225	716,385
Evergy, Inc.	17,857	1,063,027
Eversource Energy	8,692	752,640
NorthWestern Corp.	11,106	724,111
OGE Energy Corp.	31,900	1,032,284
PG&E Corp. (a)	53,653	628,277
Pinnacle West Capital Corp.	9,740	792,349
PPL Corp.	24,333	701,764
Vistra Corp.	41,400	731,952
Xcel Energy, Inc.	14,425	959,407
		8,876,959
Gas — 2.3%
Atmos Energy Corp.	3,876	383,142
NiSource, Inc.	58,736	1,416,125
Spire, Inc.	5,085	375,731

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UGI Corp.	20,100	$824,301
		2,999,299
		11,876,258

TOTAL COMMON STOCK (Cost $115,952,361)		124,483,277

TOTAL EQUITIES (Cost $115,952,361)		124,483,277

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
iShares Russell Mid-Cap Value ETF	4,769	521,251

TOTAL MUTUAL FUNDS (Cost $528,207)		521,251

TOTAL LONG-TERM INVESTMENTS (Cost $116,480,568)		125,004,528

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (b)	$692,406	$692,406

TOTAL SHORT-TERM INVESTMENTS (Cost $692,406)		692,406

TOTAL INVESTMENTS — 98.8% (Cost $117,172,974) (c)		125,696,934

Other Assets/(Liabilities) — 1.2%		1,562,158

NET ASSETS — 100.0%		$127,259,092

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $692,406. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $706,317.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/21	JPY	58,698,305	USD	533,316	$(2,735)
Bank of America N.A.	6/30/21	USD	810,252	JPY	88,275,318	12,321
Credit Suisse International	6/30/21	EUR	1,524,125	USD	$1,789,707	870
Credit Suisse International	6/30/21	USD	2,838,934	EUR	2,375,204	48,491
JP Morgan Chase Bank N.A.	6/30/21	GBP	1,676,515	USD	2,300,785	11,075
JP Morgan Chase Bank N.A.	6/30/21	USD	3,617,860	GBP	2,596,519	37,343
Morgan Stanley & Co. LLC	6/30/21	CAD	360,566	USD	288,311	(1,361)
Morgan Stanley & Co. LLC	6/30/21	USD	289,623	CAD	360,566	2,672
UBS AG	6/30/21	NOK	4,824,990	USD	564,355	(262)
UBS AG	6/30/21	USD	883,765	NOK	7,494,723	7,550
						$115,964

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%
COMMON STOCK — 97.4%
Basic Materials — 6.2%
Chemicals — 3.7%
Element Solutions, Inc.	45,560	$833,292
H.B. Fuller Co.	6,420	403,882
Orion Engineered Carbons SA	38,070	750,740
Rogers Corp. (a)	6,217	1,170,102
Stepan Co.	3,590	456,325
		3,614,341
Forest Products & Paper — 0.7%
Neenah, Inc.	13,683	703,032
Iron & Steel — 1.5%
Allegheny Technologies, Inc. (a)	72,346	1,523,607
Mining — 0.3%
Ferroglobe PLC (a)	74,747	282,544
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	—
		282,544
		6,123,524
Communications — 2.2%
Telecommunications — 2.2%
Ciena Corp. (a)	16,400	897,408
Infinera Corp. (a)	128,579	1,238,216
		2,135,624
Consumer, Cyclical — 9.8%
Apparel — 0.9%
Kontoor Brands, Inc.	17,220	835,687
Auto Parts & Equipment — 5.0%
Adient PLC (a)	39,972	1,766,762
American Axle & Manufacturing Holdings, Inc. (a)	116,173	1,122,231
Cooper Tire & Rubber Co.	10,710	599,546
Gentherm, Inc. (a)	19,192	1,422,319
		4,910,858
Food Services — 0.9%
Aramark	22,280	841,738
Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	31,830	648,059
Home Furnishing — 1.0%
Whirlpool Corp.	4,663	1,027,492
Lodging — 0.5%
Wyndham Hotels & Resorts, Inc.	7,310	510,092
Textiles — 0.8%
Albany International Corp. Class A	4,720	393,978

	Number of Shares	Value
UniFirst Corp.	1,750	$391,493
		785,471
		9,559,397
Consumer, Non-cyclical — 13.2%
Agriculture — 1.8%
Darling Ingredients, Inc. (a)	23,991	1,765,258
Beverages — 0.4%
C&C Group PLC (a)	109,736	425,144
Commercial Services — 3.8%
AMN Healthcare Services, Inc. (a)	2,670	196,779
BrightView Holdings, Inc. (a)	31,840	537,141
CBIZ, Inc. (a)	24,339	794,911
Forrester Research, Inc. (a)	9,867	419,150
Huron Consulting Group, Inc. (a)	13,960	703,305
ICF International, Inc.	6,810	595,194
Monro, Inc.	7,510	494,158
		3,740,638
Food — 3.0%
Cranswick PLC	11,364	569,974
Hostess Brands, Inc. (a)	40,380	579,049
Post Holdings, Inc. (a)	5,600	592,032
SunOpta, Inc. (a) (d)	80,732	1,192,411
		2,933,466
Health Care – Products — 1.3%
Invacare Corp.	23,960	192,159
Lantheus Holdings, Inc. (a)	40,826	872,452
Natus Medical, Inc. (a)	6,590	168,770
		1,233,381
Health Care – Services — 1.2%
Encompass Health Corp.	10,977	899,016
MEDNAX, Inc. (a)	10,510	267,690
		1,166,706
Household Products & Wares — 1.7%
ACCO Brands Corp.	60,270	508,679
Spectrum Brands Holdings, Inc.	13,850	1,177,250
		1,685,929
		12,950,522
Energy — 1.6%
Oil & Gas — 1.1%
Kosmos Energy Ltd.	146,660	450,246
Magnolia Oil & Gas Corp. Class A (a) (d)	51,920	596,042
		1,046,288
Oil & Gas Services — 0.5%
Bristow Group, Inc. (a)	4,289	110,999

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NOW, Inc. (a)	43,579	$439,712
		550,711
		1,596,999
Financial — 24.1%
Banks — 11.2%
1st Source Corp.	7,470	355,423
Atlantic Union Bankshares Corp.	14,410	552,768
Eastern Bankshares, Inc.	24,660	475,691
First Citizens BancShares, Inc. Class A	543	453,823
First Midwest Bancorp, Inc.	24,480	536,357
Great Western Bancorp, Inc.	17,700	536,133
Hancock Whitney Corp.	16,720	702,407
International Bancshares Corp.	16,330	758,039
OFG Bancorp	58,120	1,314,674
Prosperity Bancshares, Inc.	15,442	1,156,451
Synovus Financial Corp.	16,630	760,823
Texas Capital Bancshares, Inc. (a)	22,561	1,600,026
Umpqua Holdings Corp.	67,479	1,184,256
Webster Financial Corp.	10,380	572,042
		10,958,913
Diversified Financial Services — 0.4%
PRA Group, Inc. (a)	11,804	437,574
Insurance — 6.7%
Alleghany Corp. (a)	1,548	969,497
Argo Group International Holdings Ltd.	3,360	169,075
Assured Guaranty Ltd.	11,450	484,106
Kemper Corp.	12,041	959,909
MGIC Investment Corp.	103,101	1,427,949
NMI Holdings, Inc. Class A (a)	19,466	460,176
ProAssurance Corp.	5,900	157,884
Reinsurance Group of America, Inc.	4,890	616,384
SiriusPoint Ltd. (a)	31,410	319,440
White Mountains Insurance Group Ltd.	910	1,014,559
		6,578,979
Real Estate — 0.5%
Alexander & Baldwin, Inc.	31,720	532,579
Real Estate Investment Trusts (REITS) — 4.1%
Brandywine Realty Trust	48,050	620,325
Corporate Office Properties Trust	14,500	381,785
Lexington Realty Trust	34,660	385,073
Physicians Realty Trust	36,180	639,300
Piedmont Office Realty Trust, Inc. Class A	36,270	630,010
PotlatchDeltic Corp.	11,413	603,976
RPT Realty	63,770	727,616
		3,988,085

	Number of Shares	Value
Savings & Loans — 1.2%
Banc of California, Inc.	37,030	$669,503
Northwest Bancshares, Inc.	32,380	467,891
		1,137,394
		23,633,524
Industrial — 28.7%
Aerospace & Defense — 0.6%
Hexcel Corp.	10,527	589,512
Building Materials — 4.4%
American Woodmark Corp. (a)	7,630	752,166
Apogee Enterprises, Inc.	31,008	1,267,607
Gibraltar Industries, Inc. (a)	12,489	1,142,868
Louisiana-Pacific Corp.	5,330	295,602
Tyman PLC (a)	174,058	893,742
		4,351,985
Electrical Components & Equipment — 1.6%
Belden, Inc.	17,460	774,700
Encore Wire Corp.	11,475	770,317
		1,545,017
Electronics — 3.5%
Coherent, Inc. (a)	3,270	826,950
FARO Technologies, Inc. (a)	13,640	1,180,815
II-VI, Inc. (a)	15,689	1,072,657
Vishay Precision Group, Inc. (a)	11,364	350,125
		3,430,547
Engineering & Construction — 3.5%
Primoris Services Corp.	50,068	1,658,753
WillScot Mobile Mini Holdings Corp. (a)	62,816	1,743,144
		3,401,897
Environmental Controls — 1.5%
Clean Harbors, Inc. (a)	7,340	617,000
Harsco Corp. (a)	50,223	861,325
		1,478,325
Hand & Machine Tools — 1.8%
Kennametal, Inc.	27,807	1,111,446
Luxfer Holdings PLC	31,452	669,298
		1,780,744
Machinery – Diversified — 1.8%
Colfax Corp. (a)	29,051	1,272,724
Thermon Group Holdings, Inc. (a)	23,780	463,472
		1,736,196
Metal Fabricate & Hardware — 1.2%
Mueller Industries, Inc.	18,530	766,216
Valmont Industries, Inc.	1,563	371,478
		1,137,694

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 2.6%
Enerpac Tool Group Corp.	36,241	$946,615
Federal Signal Corp.	21,858	837,161
Materion Corp.	8,707	576,752
Park Aerospace Corp.	11,161	147,548
		2,508,076
Packaging & Containers — 1.8%
Sealed Air Corp.	17,860	818,345
TriMas Corp. (a)	32,740	992,677
		1,811,022
Transportation — 2.2%
Air Transport Services Group, Inc. (a)	31,309	916,101
Dorian LPG Ltd. (a)	26,097	342,654
Kirby Corp. (a)	10,669	643,127
Scorpio Tankers, Inc.	7,502	138,487
SEACOR Holdings, Inc. (a)	4,160	169,520
		2,209,889
Trucking & Leasing — 2.2%
GATX Corp. (d)	6,420	595,391
The Greenbrier Cos., Inc.	33,222	1,568,743
		2,164,134
		28,145,038
Technology — 8.9%
Computers — 1.3%
Exlservice Holdings, Inc. (a)	4,831	435,563
Science Applications International Corp.	4,487	375,068
WNS Holdings Ltd. ADR (a)	6,820	494,041
		1,304,672
Semiconductors — 5.8%
Brooks Automation, Inc.	18,460	1,507,259
Cohu, Inc.	33,739	1,411,640
CTS Corp.	18,390	571,193
Diodes, Inc. (a)	14,246	1,137,401
Onto Innovation, Inc. (a)	6,985	458,984
Photronics, Inc. (a)	49,330	634,384
		5,720,861
Software — 1.8%
Allscripts Healthcare Solutions, Inc. (a)	28,160	422,823
CDK Global, Inc.	16,780	907,127
Progress Software Corp.	9,220	406,233
		1,736,183
		8,761,716
Utilities — 2.7%
Electric — 0.9%
Portland General Electric Co.	19,160	909,525

	Number of Shares	Value
Gas — 1.8%
New Jersey Resources Corp.	12,090	$482,028
Spire, Inc.	6,220	459,596
UGI Corp.	20,245	830,248
		1,771,872
		2,681,397

TOTAL COMMON STOCK (Cost $67,604,279)		95,587,741

TOTAL EQUITIES (Cost $67,604,279)		95,587,741

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	1,218,856	1,218,856

TOTAL MUTUAL FUNDS (Cost $1,218,856)		1,218,856

TOTAL LONG-TERM INVESTMENTS (Cost $68,823,135)		96,806,597
	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	$3,096,739	3,096,739

TOTAL SHORT-TERM INVESTMENTS (Cost $3,096,739)		3,096,739

TOTAL INVESTMENTS — 101.8% (Cost $71,919,874) (g)		99,903,336

Other Assets/(Liabilities) — (1.8)%		(1,754,725)

NET ASSETS — 100.0%		$98,148,611

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,215,246 or 2.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,057,336 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $3,096,739. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,158,817.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Basic Materials — 5.0%
Chemicals — 2.5%
AdvanSix, Inc. (a)	52,910	$1,419,046
GCP Applied Technologies, Inc. (a)	46,786	1,148,129
Innospec, Inc.	11,070	1,136,778
Minerals Technologies, Inc.	13,666	1,029,323
Orion Engineered Carbons SA	107,818	2,126,171
		6,859,447
Iron & Steel — 2.5%
Carpenter Technology Corp.	53,968	2,220,783
Commercial Metals Co.	84,670	2,611,223
Schnitzer Steel Industries, Inc. Class A	51,570	2,155,110
		6,987,116
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		13,846,563
Communications — 2.4%
Internet — 0.7%
Criteo SA Sponsored ADR (a)	58,921	2,046,326
Media — 0.9%
Entravision Communications Corp. Class A	163,644	661,122
Houghton Mifflin Harcourt Co. (a)	217,222	1,655,232
Townsquare Media, Inc. Class A	15,024	161,207
		2,477,561
Telecommunications — 0.8%
A10 Networks, Inc. (a)	113,139	1,087,266
Casa Systems, Inc. (a)	118,420	1,128,543
		2,215,809
		6,739,696
Consumer, Cyclical — 23.5%
Airlines — 1.0%
SkyWest, Inc.	49,586	2,701,445
Apparel — 2.9%
Kontoor Brands, Inc.	50,740	2,462,412
Oxford Industries, Inc.	31,207	2,728,116
Steven Madden Ltd.	47,870	1,783,636
Tapestry, Inc.	26,848	1,106,406
		8,080,570
Auto Manufacturers — 1.9%
Blue Bird Corp. (a)	87,840	2,198,635
REV Group, Inc.	159,167	3,049,640
		5,248,275

	Number of Shares	Value
Auto Parts & Equipment — 2.6%
Dana, Inc.	79,696	$1,939,004
The Shyft Group, Inc.	72,990	2,715,228
The The Goodyear Tire & Rubber Co. (a)	143,150	2,515,145
		7,169,377
Distribution & Wholesale — 0.5%
A-Mark Precious Metals, Inc.	4,371	157,356
KAR Auction Services, Inc.	79,156	1,187,340
		1,344,696
Entertainment — 1.0%
Accel Entertainment, Inc. (a)	67,747	740,475
IMAX Corp. (a)	100,300	2,016,030
		2,756,505
Food Services — 0.2%
Healthcare Services Group, Inc.	14,413	403,996
Home Builders — 2.5%
KB Home	60,680	2,823,440
Skyline Champion Corp. (a)	29,802	1,348,839
Taylor Morrison Home Corp. (a)	83,629	2,576,609
		6,748,888
Home Furnishing — 1.0%
Herman Miller, Inc.	66,270	2,727,011
Leisure Time — 1.5%
Brunswick Corp.	10,834	1,033,239
Malibu Boats, Inc. Class A (a)	29,163	2,323,708
OneWater Marine, Inc. Class A (a)	22,193	886,832
		4,243,779
Lodging — 0.9%
Hilton Grand Vacations, Inc. (a)	67,020	2,512,580
Retail — 7.1%
Beacon Roofing Supply, Inc. (a)	12,369	647,146
BJ’s Restaurants, Inc. (a)	7,571	439,724
Citi Trends, Inc.	11,286	945,541
Dine Brands Global, Inc.	15,798	1,422,294
El Pollo Loco Holdings, Inc. (a)	24,610	396,713
Foot Locker, Inc.	42,100	2,368,125
GMS, Inc. (a)	17,572	733,631
MarineMax, Inc. (a)	22,601	1,115,585
Papa John’s International, Inc.	21,220	1,880,941
Penske Automotive Group, Inc.	26,336	2,113,201
Red Robin Gourmet Burgers, Inc. (a)	28,605	1,141,054
Regis Corp. (a) (d)	119,822	1,504,964
Ruth’s Hospitality Group, Inc.	110,787	2,750,841
Sally Beauty Holdings, Inc. (a)	102,640	2,066,143
		19,525,903

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.4%
Albany International Corp. Class A	8,622	$719,678
Mohawk Industries, Inc. (a)	1,828	351,543
UniFirst Corp.	608	136,016
		1,207,237
		64,670,262
Consumer, Non-cyclical — 8.9%
Commercial Services — 4.8%
Barrett Business Services, Inc.	8,201	564,721
BrightView Holdings, Inc. (a)	29,074	490,478
The Brink’s Co.	20,466	1,621,521
Deluxe Corp.	40,159	1,685,072
EVERTEC, Inc.	40,561	1,509,680
Herc Holdings, Inc. (a)	26,884	2,724,156
Korn Ferry	52,502	3,274,550
Viad Corp.	30,960	1,292,580
		13,162,758
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	43,543	1,724,303
Food — 1.4%
The Hain Celestial Group, Inc. (a) (d)	43,094	1,878,898
Nomad Foods Ltd. (a)	73,178	2,009,468
		3,888,366
Health Care – Services — 1.1%
Magellan Health, Inc. (a)	799	74,499
MEDNAX, Inc. (a)	96,560	2,459,383
National HealthCare Corp.	5,329	415,182
		2,949,064
Household Products & Wares — 0.8%
Spectrum Brands Holdings, Inc.	25,848	2,197,080
Pharmaceuticals — 0.2%
Premier, Inc. Class A	12,868	435,582
		24,357,153
Energy — 3.5%
Energy – Alternate Sources — 0.3%
Enviva Partners LP (e)	15,556	751,821
Oil & Gas — 1.4%
Cimarex Energy Co.	26,530	1,575,617
Earthstone Energy, Inc. Class A (a)	17,135	122,515
HollyFrontier Corp.	64,050	2,291,709
		3,989,841
Oil & Gas Services — 1.8%
ChampionX Corp. (a)	41,025	891,473
Dril-Quip, Inc. (a)	43,443	1,443,611
Helix Energy Solutions Group, Inc. (a)	210,612	1,063,591
MRC Global, Inc. (a)	151,704	1,369,887

	Number of Shares	Value
NCS Multistage Holdings, Inc. (a)	2,044	$56,721
		4,825,283
		9,566,945
Financial — 31.9%
Banks — 17.5%
1st Source Corp.	38,928	1,852,194
Ameris Bancorp	21,557	1,131,958
Associated Banc-Corp.	87,739	1,872,350
Bank of Marin Bancorp	28,056	1,098,673
BankUnited, Inc.	98,171	4,314,615
Carter Bankshares, Inc. (a)	91,415	1,276,153
F.N.B. Corp.	73,214	929,818
First Hawaiian, Inc.	12,294	336,487
First Mid Bancshares, Inc.	3,679	161,619
HarborOne Bancorp, Inc.	162,477	2,188,565
Heritage Financial Corp.	75,242	2,124,834
Hilltop Holdings, Inc.	12,304	419,936
Home BancShares, Inc.	58,761	1,589,485
Independent Bank Group, Inc.	46,034	3,325,496
Old National Bancorp	44,818	866,780
Origin Bancorp, Inc.	17,832	756,255
Premier Financial Corp.	58,057	1,930,976
QCR Holdings, Inc.	5,741	271,090
Renasant Corp.	8,479	350,861
Sandy Spring Bancorp, Inc.	39,409	1,711,533
Signature Bank	5,944	1,343,938
South State Corp.	11,000	863,610
Synovus Financial Corp.	59,627	2,727,935
Texas Capital Bancshares, Inc. (a)	39,120	2,774,390
Towne Bank	24,254	737,322
TriCo Bancshares	47,756	2,262,202
UMB Financial Corp.	21,961	2,027,659
Umpqua Holdings Corp.	110,254	1,934,958
Valley National Bancorp	153,790	2,113,075
Webster Financial Corp.	48,332	2,663,577
		47,958,344
Diversified Financial Services — 1.8%
Moelis & Co. Class A	39,877	2,188,450
Stifel Financial Corp.	44,305	2,838,178
		5,026,628
Insurance — 2.5%
Axis Capital Holdings Ltd.	39,314	1,948,795
The Hanover Insurance Group, Inc.	13,280	1,719,229
James River Group Holdings Ltd.	14,753	673,032
ProAssurance Corp.	11,526	308,436
ProSight Global, Inc. (a)	27,851	350,922
Selective Insurance Group, Inc.	25,772	1,869,501
		6,869,915

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.7%
Compass Diversified Holdings (e)	81,632	$1,889,781
Real Estate Investment Trusts (REITS) — 6.2%
Armada Hoffler Properties, Inc.	64,365	807,137
Brandywine Realty Trust	85,500	1,103,805
Cousins Properties, Inc.	68,648	2,426,707
Four Corners Property Trust, Inc.	26,168	717,003
Getty Realty Corp.	14,939	423,073
Highwoods Properties, Inc.	10,222	438,933
Independence Realty Trust, Inc.	121,370	1,844,824
Kite Realty Group Trust	35,882	692,164
Lexington Realty Trust	39,066	434,023
National Health Investors, Inc.	4,759	343,981
National Storage Affiliates Trust	37,354	1,491,545
Physicians Realty Trust	106,056	1,874,010
RLJ Lodging Trust	115,630	1,789,952
Sabra Health Care REIT, Inc.	9,437	163,826
STAG Industrial, Inc.	54,348	1,826,636
Summit Hotel Properties, Inc.	19,240	195,478
Weingarten Realty Investors	21,569	580,422
		17,153,519
Savings & Loans — 3.2%
Pacific Premier Bancorp, Inc.	79,450	3,451,308
Provident Financial Services, Inc.	1,295	28,852
Sterling Bancorp	111,106	2,557,660
WSFS Financial Corp.	53,296	2,653,608
		8,691,428
		87,589,615
Industrial — 16.9%
Aerospace & Defense — 0.6%
AAR Corp.	42,529	1,771,333
Building Materials — 1.2%
Hayward Holdings, Inc. (a)	29,296	494,516
Masonite International Corp. (a)	20,157	2,322,893
Tecnoglass, Inc.	42,103	506,078
		3,323,487
Electrical Components & Equipment — 1.2%
Belden, Inc.	68,129	3,022,884
Graham Corp.	14,391	204,928
		3,227,812
Electronics — 2.1%
Advanced Energy Industries, Inc.	4,853	529,802
Avnet, Inc.	49,327	2,047,564
Coherent, Inc. (a)	8,840	2,235,548
II-VI, Inc. (a) (d)	13,728	938,583
		5,751,497

	Number of Shares	Value
Engineering & Construction — 0.6%
Arcosa, Inc.	6,645	$432,523
Dycom Industries, Inc. (a)	8,297	770,376
NV5 Global, Inc. (a)	5,149	497,239
		1,700,138
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	35,832	284,148
Hand & Machine Tools — 2.0%
Hurco Cos., Inc.	3,427	120,973
Kennametal, Inc.	67,063	2,680,508
Luxfer Holdings PLC	15,064	320,562
Regal Beloit Corp.	15,680	2,237,223
		5,359,266
Machinery – Construction & Mining — 1.0%
Terex Corp.	58,439	2,692,285
Machinery – Diversified — 2.9%
Cactus, Inc. Class A	68,760	2,105,431
Colfax Corp. (a)	25,250	1,106,203
Crane Co.	18,509	1,738,180
DXP Enterprises, Inc. (a)	21,881	660,150
Gates Industrial Corp. PLC (a)	29,853	477,349
Welbilt, Inc. (a)	118,080	1,918,800
		8,006,113
Metal Fabricate & Hardware — 0.4%
The Timken Co.	13,325	1,081,590
Miscellaneous - Manufacturing — 1.6%
DIRTT Environmental Solutions (a) (d)	63,986	197,717
EnPro Industries, Inc.	6,446	549,650
Hillenbrand, Inc.	41,210	1,966,129
Trinseo SA	27,209	1,732,397
		4,445,893
Packaging & Containers — 1.8%
Graphic Packaging Holding Co.	203,686	3,698,938
Pactiv Evergreen, Inc.	92,439	1,270,112
		4,969,050
Transportation — 0.7%
ArcBest Corp.	27,990	1,969,656
Trucking & Leasing — 0.7%
GATX Corp.	20,080	1,862,219
		46,444,487
Technology — 4.9%
Computers — 0.9%
NCR Corp. (a)	27,585	1,046,851
NetScout Systems, Inc. (a)	539	15,178
Unisys Corp. (a)	53,252	1,353,666
		2,415,695

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.7%
Kulicke & Soffa Industries, Inc.	56,551	$2,777,219
Magnachip Semiconductor Corp. (a)	72,910	1,815,459
		4,592,678
Software — 2.3%
Avaya Holdings Corp. (a)	21,634	606,401
CDK Global, Inc.	12,622	682,345
CommVault Systems, Inc. (a)	25,547	1,647,781
Donnelley Financial Solutions, Inc. (a)	59,490	1,655,607
IBEX Holdings Ltd. (a)	15,171	333,762
Teradata Corp. (a)	40,138	1,546,919
		6,472,815
		13,481,188
Utilities — 1.6%
Electric — 0.7%
Charah Solutions, Inc. (a)	41,113	199,809
IDACORP, Inc.	16,320	1,631,511
		1,831,320
Gas — 0.9%
South Jersey Industries, Inc.	22,646	511,346
Southwest Gas Holdings, Inc.	29,390	2,019,387
		2,530,733
		4,362,053

TOTAL COMMON STOCK (Cost $198,941,591)		271,057,962

TOTAL EQUITIES (Cost $198,941,591)		271,057,962

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (f)	524,999	524,999

TOTAL MUTUAL FUNDS (Cost $524,999)		524,999

TOTAL LONG-TERM INVESTMENTS (Cost $199,466,590)		271,582,961

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$3,745,358	$3,745,358

TOTAL SHORT-TERM INVESTMENTS (Cost $3,745,358)		3,745,358

TOTAL INVESTMENTS — 100.1% (Cost $203,211,948) (h)		275,328,319

Other Assets/(Liabilities) — (0.1)%		(380,512)

NET ASSETS — 100.0%		$274,947,807

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,594,598 or 0.94% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,141,676 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $3,745,358. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,820,359.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Basic Materials — 4.2%
Chemicals — 2.0%
Ashland Global Holdings, Inc.	11,390	$1,011,090
Cabot Corp.	11,811	619,369
The Chemours Co.	34,457	961,695
Ingevity Corp. (a)	8,455	638,606
Minerals Technologies, Inc.	7,061	531,835
NewMarket Corp.	1,526	580,124
Olin Corp.	29,787	1,131,012
RPM International, Inc.	27,141	2,492,901
Sensient Technologies Corp.	8,849	690,222
Valvoline, Inc.	37,682	982,370
		9,639,224
Forest Products & Paper — 0.1%
Domtar Corp.	11,488	424,482
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc.	95,748	1,925,492
Commercial Metals Co.	25,048	772,480
Reliance Steel & Aluminum Co.	13,268	2,020,584
Steel Dynamics, Inc.	41,818	2,122,682
United States Steel Corp.	54,755	1,432,938
		8,274,176
Mining — 0.4%
Compass Minerals International, Inc.	7,087	444,496
Royal Gold, Inc.	13,687	1,472,995
		1,917,491
		20,255,373
Communications — 3.0%
Internet — 0.6%
GrubHub, Inc. (a)	19,454	1,167,240
TripAdvisor, Inc. (a) (b)	20,111	1,081,771
Yelp, Inc. (a)	14,694	573,066
		2,822,077
Media — 1.5%
Cable One, Inc.	1,133	2,071,532
FactSet Research Systems, Inc.	7,923	2,444,958
The New York Times Co. Class A	30,247	1,531,103
TEGNA, Inc.	45,823	862,847
World Wrestling Entertainment, Inc. Class A (b)	9,750	529,035
		7,439,475
Telecommunications — 0.9%
Ciena Corp. (a)	32,368	1,771,177
InterDigital, Inc.	6,431	408,047
Iridium Communications, Inc. (a)	24,651	1,016,854

	Number of Shares	Value
Telephone & Data Systems, Inc.	20,776	$477,017
ViaSat, Inc. (a)	13,577	652,646
		4,325,741
		14,587,293
Consumer, Cyclical — 15.8%
Airlines — 0.3%
JetBlue Airways Corp. (a)	65,928	1,340,976
Apparel — 1.4%
Capri Holdings Ltd. (a)	31,510	1,607,010
Carter’s, Inc.	9,190	817,267
Columbia Sportswear Co.	6,371	672,969
Deckers Outdoor Corp. (a)	5,877	1,941,878
Skechers U.S.A., Inc. Class A (a)	28,524	1,189,736
Urban Outfitters, Inc. (a)	14,280	531,073
		6,759,933
Auto Parts & Equipment — 1.7%
Adient PLC (a)	19,618	867,116
Dana, Inc.	30,180	734,279
Fox Factory Holding Corp. (a)	8,720	1,107,963
Gentex Corp.	50,832	1,813,177
Lear Corp.	11,412	2,068,425
The The Goodyear Tire & Rubber Co. (a)	48,670	855,132
Visteon Corp. (a)	5,824	710,237
		8,156,329
Distribution & Wholesale — 1.1%
Avient Corp.	19,045	900,257
IAA, Inc. (a)	28,069	1,547,725
KAR Auction Services, Inc.	27,058	405,870
Univar Solutions, Inc. (a)	35,337	761,159
Watsco, Inc.	6,857	1,787,963
		5,402,974
Entertainment — 1.0%
Churchill Downs, Inc.	7,222	1,642,427
Cinemark Holdings, Inc. (b)	22,512	459,470
Marriott Vacations Worldwide Corp.	8,594	1,496,903
Scientific Games Corp. Class A (a)	11,741	452,263
Six Flags Entertainment Corp.	15,814	734,877
		4,785,940
Food Services — 0.1%
Healthcare Services Group, Inc.	15,587	436,904
Home Builders — 1.1%
KB Home	18,560	863,597
Taylor Morrison Home Corp. (a)	26,875	828,019
Thor Industries, Inc.	11,550	1,556,247
Toll Brothers, Inc.	23,353	1,324,816
TRI Pointe Group, Inc. (a)	24,868	506,312
		5,078,991

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.4%
Herman Miller, Inc.	12,304	$506,309
Tempur Sealy International, Inc.	39,839	1,456,514
		1,962,823
Housewares — 0.4%
The Scotts Miracle-Gro Co.	8,483	2,078,080
Leisure Time — 1.2%
Brunswick Corp.	16,225	1,547,378
Harley-Davidson, Inc.	31,983	1,282,518
Polaris, Inc.	12,152	1,622,292
YETI Holdings, Inc. (a)	15,640	1,129,365
		5,581,553
Lodging — 0.9%
Boyd Gaming Corp. (a)	16,802	990,646
Choice Hotels International, Inc.	6,024	646,315
Travel + Leisure Co.	17,926	1,096,354
Wyndham Hotels & Resorts, Inc.	19,437	1,356,314
		4,089,629
Retail — 5.9%
American Eagle Outfitters, Inc. (b)	31,201	912,317
AutoNation, Inc. (a)	11,494	1,071,471
BJ’s Wholesale Club Holdings, Inc. (a)	28,638	1,284,701
Casey’s General Stores, Inc.	7,708	1,666,392
Cracker Barrel Old Country Store, Inc.	4,949	855,583
Dick’s Sporting Goods, Inc.	13,713	1,044,245
FirstCash, Inc.	8,561	562,201
Five Below, Inc. (a)	11,656	2,223,848
Foot Locker, Inc.	21,740	1,222,875
Jack in the Box, Inc.	4,762	522,772
Kohl’s Corp.	32,888	1,960,454
Lithia Motors, Inc. Class A	5,556	2,167,340
MSC Industrial Direct Co., Inc. Class A	9,746	878,992
Murphy USA, Inc.	5,287	764,289
Nordstrom, Inc.	22,714	860,179
Nu Skin Enterprises, Inc. Class A	10,607	561,004
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,873	1,032,951
Papa John’s International, Inc.	6,869	608,868
RH (a)	3,405	2,031,423
Texas Roadhouse, Inc.	13,652	1,309,773
The Wendy’s Co.	37,357	756,853
Williams-Sonoma, Inc.	15,977	2,863,078
Wingstop, Inc.	6,193	787,564
World Fuel Services Corp.	13,169	463,549
		28,412,722

	Number of Shares	Value
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	72,633	$1,446,849
		75,533,703
Consumer, Non-cyclical — 17.7%
Agriculture — 0.5%
Darling Ingredients, Inc. (a)	33,921	2,495,907
Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a)	1,920	2,316,058
Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	21,652	1,435,744
Emergent BioSolutions, Inc. (a)	9,451	878,092
Exelixis, Inc. (a)	65,085	1,470,270
Halozyme Therapeutics, Inc. (a)	26,527	1,105,911
Ligand Pharmaceuticals, Inc. (a) (b)	3,465	528,239
Nektar Therapeutics (a) (b)	38,006	760,120
United Therapeutics Corp. (a)	9,292	1,554,273
		7,732,649
Commercial Services — 3.9%
Adtalem Global Education, Inc. (a)	10,463	413,707
ASGN, Inc. (a)	11,057	1,055,280
Avis Budget Group, Inc. (a)	10,782	782,126
The Brink’s Co.	10,329	818,367
CoreLogic, Inc.	15,261	1,209,434
FTI Consulting, Inc. (a)	7,143	1,000,806
Graham Holdings Co. Class B	842	473,575
Grand Canyon Education, Inc. (a)	9,779	1,047,331
H&R Block, Inc.	38,263	834,133
HealthEquity, Inc. (a)	17,298	1,176,264
Insperity, Inc.	7,414	620,848
John Wiley & Sons, Inc. Class A	9,083	492,299
LiveRamp Holdings, Inc. (a)	13,960	724,245
ManpowerGroup, Inc.	11,473	1,134,680
Paylocity Holding Corp. (a)	7,827	1,407,530
Sabre Corp. (b)	66,199	980,407
Service Corp. International	35,345	1,804,362
Strategic Education, Inc.	5,092	468,006
WEX, Inc. (a)	9,219	1,928,799
WW International, Inc. (a)	9,930	310,610
		18,682,809
Cosmetics & Personal Care — 0.1%
Coty, Inc. Class A	59,187	533,275
Food — 1.7%
Flowers Foods, Inc.	41,072	977,514
Grocery Outlet Holding Corp. (a)	18,082	667,045
The Hain Celestial Group, Inc. (a)	17,090	745,124
Ingredion, Inc.	14,000	1,258,880
Lancaster Colony Corp.	4,080	715,469
Pilgrim’s Pride Corp. (a)	10,160	241,706

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Post Holdings, Inc. (a)	12,466	$1,317,906
Sanderson Farms, Inc.	4,146	645,864
Sprouts Farmers Market, Inc. (a)	24,607	655,038
Tootsie Roll Industries, Inc.	3,720	123,241
TreeHouse Foods, Inc. (a)	11,660	609,118
		7,956,905
Health Care – Products — 4.4%
Avanos Medical, Inc. (a)	10,006	437,662
Bio-Techne Corp.	8,094	3,091,341
Cantel Medical Corp. (a)	7,847	626,504
Globus Medical, Inc. Class A (a)	16,122	994,244
Haemonetics Corp. (a)	10,602	1,176,928
Hill-Rom Holdings, Inc.	13,844	1,529,485
ICU Medical, Inc. (a)	4,101	842,509
Integra LifeSciences Holdings Corp. (a)	14,785	1,021,496
LivaNova PLC (a)	10,152	748,507
Masimo Corp. (a)	10,607	2,436,004
Neogen Corp. (a)	11,107	987,301
NuVasive, Inc. (a)	10,718	702,672
Patterson Cos., Inc.	18,143	579,669
Penumbra, Inc. (a)	7,071	1,913,271
Quidel Corp. (a)	8,034	1,027,790
Repligen Corp. (a)	10,626	2,065,801
STAAR Surgical Co. (a)	9,714	1,023,953
		21,205,137
Health Care – Services — 3.5%
Acadia Healthcare Co., Inc. (a)	18,575	1,061,375
Amedisys, Inc. (a)	6,853	1,814,606
Charles River Laboratories International, Inc. (a)	10,382	3,009,015
Chemed Corp.	3,345	1,538,098
Encompass Health Corp.	20,708	1,695,985
LHC Group, Inc. (a)	6,591	1,260,265
Medpace Holdings, Inc. (a)	5,740	941,647
Molina Healthcare, Inc. (a)	12,100	2,828,496
Syneos Health, Inc. (a)	17,243	1,307,882
Tenet Healthcare Corp. (a)	22,154	1,152,008
		16,609,377
Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	5,089	1,072,049
Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (a)	11,750	1,931,348
Neurocrine Biosciences, Inc. (a)	19,537	1,899,973
PRA Health Sciences, Inc. (a)	13,465	2,064,588
		5,895,909
		84,500,075

	Number of Shares	Value
Energy — 2.6%
Energy – Alternate Sources — 1.4%
First Solar, Inc. (a)	17,687	$1,544,075
SolarEdge Technologies, Inc. (a)	10,761	3,093,142
Sunrun, Inc. (a) (b)	33,387	2,019,246
		6,656,463
Oil & Gas — 0.7%
Cimarex Energy Co.	21,447	1,273,737
CNX Resources Corp. (a)	45,668	671,320
EQT Corp.	58,173	1,080,854
Murphy Oil Corp.	30,120	494,269
		3,520,180
Oil & Gas Services — 0.2%
ChampionX Corp. (a)	38,892	845,123
Pipelines — 0.3%
Antero Midstream Corp. (b)	59,694	539,037
Equitrans Midstream Corp.	85,092	694,351
		1,233,388
		12,255,154
Financial — 24.1%
Banks — 7.2%
Associated Banc-Corp.	31,883	680,383
BancorpSouth Bank	20,115	653,335
Bank of Hawaii Corp.	8,373	749,300
Bank OZK	25,218	1,030,155
Cathay General Bancorp	15,592	635,842
CIT Group, Inc.	20,592	1,060,694
Commerce Bancshares, Inc.	21,982	1,684,041
Cullen/Frost Bankers, Inc.	11,728	1,275,537
East West Bancorp, Inc.	29,532	2,179,462
F.N.B. Corp.	67,074	851,840
First Financial Bankshares, Inc.	29,674	1,386,666
First Horizon Corp.	115,878	1,959,497
Fulton Financial Corp.	33,868	576,772
Glacier Bancorp, Inc.	19,907	1,136,292
Hancock Whitney Corp.	18,097	760,255
Home BancShares, Inc.	31,695	857,350
International Bancshares Corp.	11,620	539,400
PacWest Bancorp	24,368	929,639
Pinnacle Financial Partners, Inc.	15,853	1,405,527
Prosperity Bancshares, Inc.	19,387	1,451,892
Signature Bank	11,905	2,691,721
Synovus Financial Corp.	31,009	1,418,662
TCF Financial Corp.	31,835	1,479,054
Texas Capital Bancshares, Inc. (a)	10,530	746,788
Trustmark Corp.	13,228	445,254
UMB Financial Corp.	9,046	835,217
Umpqua Holdings Corp.	45,981	806,967

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Bankshares, Inc.	26,906	$1,038,033
Valley National Bancorp	84,616	1,162,624
Webster Financial Corp.	18,836	1,038,052
Wintrust Financial Corp.	11,868	899,594
		34,365,845
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	8,892	1,325,175
Alliance Data Systems Corp.	10,367	1,162,037
Evercore, Inc. Class A	8,767	1,154,965
Federated Hermes, Inc.	19,630	614,419
Interactive Brokers Group, Inc. Class A	16,855	1,231,089
Janus Henderson Group PLC	35,595	1,108,784
Jefferies Financial Group, Inc.	42,242	1,271,484
LendingTree, Inc. (a) (b)	2,273	484,149
Navient Corp.	38,337	548,602
PROG Holdings, Inc.	14,129	611,644
SEI Investments Co.	24,850	1,514,111
SLM Corp.	69,911	1,256,301
Stifel Financial Corp.	21,899	1,402,850
		13,685,610
Insurance — 4.6%
Alleghany Corp. (a)	2,919	1,828,140
American Financial Group, Inc.	14,599	1,665,746
Brighthouse Financial, Inc. (a)	18,205	805,571
Brown & Brown, Inc.	48,844	2,232,659
CNO Financial Group, Inc.	28,088	682,257
Essent Group Ltd.	23,540	1,117,915
First American Financial Corp.	22,916	1,298,191
Genworth Financial, Inc. Class A (a)	105,561	350,463
The Hanover Insurance Group, Inc.	7,577	980,918
Kemper Corp.	12,836	1,023,286
Kinsale Capital Group, Inc.	4,466	735,997
Mercury General Corp.	5,543	337,070
MGIC Investment Corp.	70,631	978,239
Old Republic International Corp.	59,015	1,288,888
Primerica, Inc.	8,208	1,213,307
Reinsurance Group of America, Inc.	14,180	1,787,389
RenaissanceRe Holdings Ltd.	10,580	1,695,445
RLI Corp.	8,288	924,692
Selective Insurance Group, Inc.	12,492	906,170
		21,852,343
Real Estate — 0.4%
Jones Lang LaSalle, Inc. (a)	10,662	1,908,925
Real Estate Investment Trusts (REITS) — 8.6%
American Campus Communities, Inc.	28,714	1,239,583
Apartment Income REIT Corp.	31,055	1,327,912
Brixmor Property Group, Inc.	61,909	1,252,419

	Number of Shares	Value
Camden Property Trust	20,353	$2,236,998
CoreSite Realty Corp.	8,922	1,069,302
Corporate Office Properties Trust	23,402	616,175
Cousins Properties, Inc.	30,993	1,095,603
CyrusOne, Inc.	25,130	1,701,804
Douglas Emmett, Inc.	34,408	1,080,411
EastGroup Properties, Inc.	8,274	1,185,499
EPR Properties	15,597	726,664
First Industrial Realty Trust, Inc.	26,938	1,233,491
Healthcare Realty Trust, Inc.	29,153	883,919
Highwoods Properties, Inc.	21,679	930,896
Hudson Pacific Properties, Inc.	31,492	854,378
JBG SMITH Properties	23,061	733,109
Kilroy Realty Corp.	22,091	1,449,832
Lamar Advertising Co. Class A	18,043	1,694,599
Life Storage, Inc.	15,742	1,353,025
The Macerich Co.	24,215	283,316
Medical Properties Trust, Inc.	120,996	2,574,795
National Retail Properties, Inc.	36,564	1,611,376
Omega Healthcare Investors, Inc.	48,352	1,771,134
Park Hotels & Resorts, Inc.	49,311	1,064,131
Pebblebrook Hotel Trust	27,394	665,400
Physicians Realty Trust	43,932	776,278
PotlatchDeltic Corp.	13,960	738,763
PS Business Parks, Inc.	4,186	647,072
Rayonier, Inc.	28,753	927,284
Rexford Industrial Realty, Inc.	27,418	1,381,867
Sabra Health Care REIT, Inc.	43,959	763,128
Service Properties Trust	34,385	407,806
SL Green Realty Corp. (b)	14,468	1,012,615
Spirit Realty Capital, Inc.	23,962	1,018,385
STORE Capital Corp.	50,041	1,676,374
Urban Edge Properties	22,947	379,084
Weingarten Realty Investors	25,050	674,096
		41,038,523
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	97,151	1,226,046
Sterling Bancorp	40,359	929,064
Washington Federal, Inc.	15,473	476,568
		2,631,678
		115,482,924
Industrial — 20.0%
Aerospace & Defense — 0.4%
Hexcel Corp.	17,440	976,640
Mercury Systems, Inc. (a)	11,712	827,453
		1,804,093
Building Materials — 2.7%
Builders FirstSource, Inc. (a)	43,065	1,996,924

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eagle Materials, Inc.	8,749	$1,175,953
Lennox International, Inc.	7,163	2,231,919
Louisiana-Pacific Corp.	22,236	1,233,209
MDU Resources Group, Inc.	41,832	1,322,309
Owens Corning	21,889	2,015,758
Simpson Manufacturing Co., Inc.	9,040	937,719
Trex Co., Inc. (a)	24,157	2,211,332
		13,125,123
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	7,492	1,236,180
Belden, Inc.	9,316	413,351
Energizer Holdings, Inc.	12,123	575,358
EnerSys	8,905	808,574
Littelfuse, Inc.	5,119	1,353,668
Universal Display Corp.	8,943	2,117,434
		6,504,565
Electronics — 3.2%
Arrow Electronics, Inc. (a)	15,563	1,724,692
Avnet, Inc.	20,748	861,250
Coherent, Inc. (a)	5,100	1,289,739
Hubbell, Inc.	11,327	2,116,903
II-VI, Inc. (a) (b)	21,855	1,494,226
Jabil, Inc.	28,251	1,473,572
National Instruments Corp.	27,455	1,185,644
nVent Electric PLC	35,085	979,222
SYNNEX Corp.	8,611	988,887
Vishay Intertechnology, Inc.	27,669	666,270
Vontier Corp. (a)	35,161	1,064,323
Woodward, Inc.	12,231	1,475,426
		15,320,154
Engineering & Construction — 1.7%
AECOM (a)	30,815	1,975,550
Dycom Industries, Inc. (a)	6,387	593,033
EMCOR Group, Inc.	11,431	1,282,101
Fluor Corp.	26,134	603,434
KBR, Inc.	29,382	1,127,975
MasTec, Inc. (a)	11,766	1,102,474
TopBuild Corp. (a)	6,888	1,442,554
		8,127,121
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	10,517	884,059
Stericycle, Inc. (a)	19,111	1,290,184
Tetra Tech, Inc.	11,313	1,535,400
		3,709,643
Hand & Machine Tools — 0.9%
Kennametal, Inc.	17,426	696,517
Lincoln Electric Holdings, Inc.	12,446	1,530,111

	Number of Shares	Value
MSA Safety, Inc.	7,584	$1,137,752
Regal Beloit Corp.	8,474	1,209,070
		4,573,450
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	14,266	1,692,804
Terex Corp.	14,478	667,001
		2,359,805
Machinery – Diversified — 3.8%
AGCO Corp.	12,867	1,848,345
Cognex Corp.	36,722	3,047,559
Colfax Corp. (a)	24,054	1,053,806
Crane Co.	10,314	968,588
Curtiss-Wright Corp.	8,540	1,012,844
Flowserve Corp.	27,177	1,054,739
Graco, Inc.	35,207	2,521,525
The Middleby Corp. (a)	11,607	1,923,860
Nordson Corp.	11,274	2,239,918
The Toro Co.	22,451	2,315,596
		17,986,780
Metal Fabricate & Hardware — 0.6%
The Timken Co.	14,215	1,153,832
Valmont Industries, Inc.	4,426	1,051,927
Worthington Industries, Inc.	7,187	482,176
		2,687,935
Miscellaneous - Manufacturing — 1.5%
Axon Enterprise, Inc. (a)	13,306	1,895,040
Carlisle Cos., Inc.	11,117	1,829,636
Donaldson Co., Inc.	26,311	1,530,248
ITT, Inc.	18,045	1,640,471
Trinity Industries, Inc.	17,183	489,544
		7,384,939
Packaging & Containers — 0.9%
AptarGroup, Inc.	13,594	1,925,862
Greif, Inc. Class A	5,533	315,381
Silgan Holdings, Inc.	16,301	685,131
Sonoco Products Co.	20,959	1,326,705
		4,253,079
Transportation — 1.5%
Kirby Corp. (a)	12,535	755,610
Knight-Swift Transportation Holdings, Inc.	25,561	1,229,229
Landstar System, Inc.	8,008	1,321,800
Ryder System, Inc.	11,202	847,431
Werner Enterprises, Inc.	11,918	562,172
XPO Logistics, Inc. (a)	21,321	2,628,879
		7,345,121

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.1%
GATX Corp.	7,322	$679,042
		95,860,850
Technology — 8.0%
Computers — 1.6%
CACI International, Inc. Class A (a)	5,264	1,298,418
Lumentum Holdings, Inc. (a)	15,792	1,442,599
MAXIMUS, Inc.	12,820	1,141,493
NCR Corp. (a)	27,141	1,030,001
NetScout Systems, Inc. (a)	15,320	431,411
Perspecta, Inc.	28,561	829,697
Qualys, Inc. (a)	7,034	737,023
Science Applications International Corp.	12,146	1,015,284
		7,925,926
Office & Business Equipment — 0.2%
Xerox Holdings Corp.	34,811	844,863
Semiconductors — 2.5%
Amkor Technology, Inc.	22,336	529,587
Brooks Automation, Inc.	15,483	1,264,187
Cirrus Logic, Inc. (a)	12,109	1,026,722
CMC Materials, Inc.	6,085	1,075,767
Cree, Inc. (a)	24,040	2,599,445
MKS Instruments, Inc.	11,520	2,136,038
Semtech Corp. (a)	13,561	935,709
Silicon Laboratories, Inc. (a)	9,163	1,292,625
Synaptics, Inc. (a)	7,286	986,670
		11,846,750
Software — 3.7%
ACI Worldwide, Inc. (a)	24,438	929,866
Blackbaud, Inc.	10,082	716,629
CDK Global, Inc.	25,400	1,373,124
Ceridian HCM Holding, Inc. (a)	27,317	2,302,004
CommVault Systems, Inc. (a)	9,804	632,358
Concentrix Corp. (a)	8,674	1,298,671
Fair Isaac Corp. (a)	6,099	2,964,419
j2 Global, Inc. (a)	8,858	1,061,720
Manhattan Associates, Inc. (a)	13,310	1,562,328
PTC, Inc. (a)	21,931	3,018,802
SailPoint Technologies Holding, Inc. (a)	19,074	965,907
Teradata Corp. (a)	22,739	876,361
		17,702,189
		38,319,728
Utilities — 3.1%
Electric — 1.4%
ALLETE, Inc.	10,843	728,541
Black Hills Corp.	13,100	874,687

	Number of Shares	Value
Hawaiian Electric Industries, Inc.	22,777	$1,011,982
IDACORP, Inc.	10,529	1,052,584
NorthWestern Corp.	10,559	688,447
OGE Energy Corp.	41,727	1,350,286
PNM Resources, Inc.	17,906	878,289
		6,584,816
Gas — 1.3%
National Fuel Gas Co.	19,018	950,710
New Jersey Resources Corp.	20,079	800,550
ONE Gas, Inc.	11,107	854,239
Southwest Gas Holdings, Inc.	11,938	820,260
Spire, Inc.	10,778	796,386
UGI Corp.	43,507	1,784,221
		6,006,366
Water — 0.4%
Essential Utilities, Inc.	46,585	2,084,680
		14,675,862

TOTAL COMMON STOCK (Cost $344,170,597)		471,470,962

TOTAL EQUITIES (Cost $344,170,597)		471,470,962

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,429,762	1,429,762

TOTAL MUTUAL FUNDS (Cost $1,429,762)		1,429,762

TOTAL LONG-TERM INVESTMENTS (Cost $345,600,359)		472,900,724

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$4,801,568	$4,801,568
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.000% 7/15/21 (e)	1,930,000	1,929,922

TOTAL SHORT-TERM INVESTMENTS (Cost $6,731,230)		6,731,490

TOTAL INVESTMENTS — 100.2% (Cost $352,331,589) (f)		479,632,214

Other Assets/(Liabilities) — (0.2)%		(1,098,399)

NET ASSETS — 100.0%		$478,533,815

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $7,568,095 or 1.58% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,329,857 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $4,801,568. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $4,897,660.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Mid Cap 400 E Mini Index	6/18/21	27	$7,164,874	$(130,565)

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 3.6%
Chemicals — 1.6%
AdvanSix, Inc. (a)	3,396	$91,081
AgroFresh Solutions, Inc. (a)	3,961	7,922
American Vanguard Corp.	3,589	73,252
Amyris, Inc. (a) (b)	13,224	252,578
Balchem Corp.	3,988	500,135
Codexis, Inc. (a)	7,174	164,213
Ferro Corp. (a)	10,206	172,073
GCP Applied Technologies, Inc. (a)	6,092	149,498
H.B. Fuller Co.	6,397	402,435
Hawkins, Inc.	2,402	80,515
Ingevity Corp. (a)	5,133	387,696
Innospec, Inc.	3,036	311,767
Intrepid Potash, Inc. (a)	1,158	37,705
Koppers Holdings, Inc. (a)	2,532	88,012
Kraton Corp. (a)	3,873	141,713
Kronos Worldwide, Inc.	2,688	41,126
Marrone Bio Innovations, Inc. (a)	9,001	18,812
Minerals Technologies, Inc.	4,241	319,432
Oil-Dri Corp. of America	651	22,420
Orion Engineered Carbons SA	7,500	147,900
PQ Group Holdings, Inc.	4,762	79,525
Quaker Chemical Corp. (b)	1,649	401,977
Rayonier Advanced Materials, Inc. (a)	7,645	69,340
Rogers Corp. (a)	2,313	435,330
Sensient Technologies Corp.	5,264	410,592
Stepan Co.	2,671	339,511
Tronox Holdings PLC Class A	13,510	247,233
		5,393,793
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	1,964	73,886
Domtar Corp.	6,817	251,888
Glatfelter Corp.	5,392	92,473
Neenah, Inc.	2,056	105,637
Schweitzer-Mauduit International, Inc.	3,862	189,122
Verso Corp. Class A	3,776	55,092
		768,098
Iron & Steel — 0.9%
Allegheny Technologies, Inc. (a)	15,728	331,232
Carpenter Technology Corp.	5,911	243,237
Cleveland-Cliffs, Inc. (b)	55,665	1,119,423
Commercial Metals Co.	14,741	454,612
Schnitzer Steel Industries, Inc. Class A	3,173	132,600
United States Steel Corp.	32,334	846,181
		3,127,285

	Number of Shares	Value
Mining — 0.9%
Alcoa Corp. (a)	23,211	$754,125
Arconic Corp. (a)	12,337	313,236
Caledonia Mining Corp. PLC	1,464	20,921
Century Aluminum Co. (a)	6,265	110,640
Coeur Mining, Inc. (a)	30,015	271,035
Compass Minerals International, Inc.	4,234	265,556
Energy Fuels, Inc. (a)	16,517	93,817
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Gatos Silver, Inc. (a)	2,976	29,671
Gold Resource Corp.	8,493	22,422
Hecla Mining Co.	64,699	368,137
Kaiser Aluminum Corp.	1,949	215,365
Livent Corp. (a) (b)	18,200	315,224
Novagold Resources, Inc. (a)	29,487	258,306
United States Lime & Minerals, Inc.	249	33,294
Uranium Energy Corp. (a) (b)	24,194	69,195
		3,140,944
		12,430,120
Communications — 4.1%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	1,629	48,153
Fluent, Inc. (a) (b)	5,161	21,160
National CineMedia, Inc.	7,769	35,893
Quotient Technology, Inc. (a)	10,792	176,342
		281,548
Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a) (b)	3,098	85,536
Boingo Wireless, Inc. (a)	5,369	75,542
Cargurus, Inc. (a)	10,896	259,652
CarParts.com, Inc. (a)	4,162	59,433
Cars.com, Inc. (a)	8,413	109,032
ChannelAdvisor Corp. (a)	3,397	79,999
Cogent Communications Holdings, Inc.	5,261	361,746
Comscore, Inc. (a)	7,757	28,391
DHI Group, Inc. (a)	6,036	20,221
ePlus, Inc. (a)	1,675	166,897
Eventbrite, Inc. Class A (a) (b)	7,986	176,970
Everquote, Inc. Class A (a)	1,717	62,310
Groupon, Inc. (a)	2,887	145,923
HealthStream, Inc. (a)	3,182	71,086
Lands’ End, Inc. (a)	1,409	34,957
Limelight Networks, Inc. (a) (b)	14,824	52,922
Liquidity Services, Inc. (a)	3,295	61,221
Livexlive Media, Inc. (a)	5,679	24,647
Magnite, Inc. (a)	13,702	570,140

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MediaAlpha, Inc. Class A (a)	2,206	$78,159
Mimecast Ltd. (a)	7,150	287,501
NIC, Inc.	8,180	277,547
Overstock.com, Inc. (a)	5,293	350,714
Perficient, Inc. (a)	4,057	238,227
Q2 Holdings, Inc. (a) (b)	6,241	625,348
QuinStreet, Inc. (a)	5,927	120,318
RealReal, Inc. (a)	7,898	178,732
Shutterstock, Inc.	2,716	241,833
Stamps.com, Inc. (a)	2,109	420,767
Stitch Fix, Inc. Class A (a)	7,327	362,980
TechTarget, Inc. (a)	2,964	205,850
TrueCar, Inc. (a)	12,534	59,975
Tucows, Inc. Class A (a) (b)	1,147	88,892
Upwork, Inc. (a)	11,502	514,945
VirnetX Holding Corp. (b)	7,696	42,867
Yelp, Inc. (a)	8,928	348,192
Zix Corp. (a)	6,686	50,479
		6,939,951
Media — 0.7%
AMC Networks, Inc. Class A (a)	3,525	187,389
The E.W. Scripps Co. Class A	7,026	135,391
Entercom Communications Corp. Class A	14,485	76,046
Entravision Communications Corp. Class A	7,537	30,449
Gannett Co., Inc. (a)	16,388	88,167
Gray Television, Inc.	10,775	198,260
Hemisphere Media Group, Inc. (a)	2,064	24,046
Houghton Mifflin Harcourt Co. (a)	13,067	99,571
iHeartMedia, Inc. Class A (a)	7,552	137,069
Liberty Latin America Ltd. Class A (a)	5,699	73,118
Liberty Latin America Ltd. Class C (a)	19,519	253,357
Meredith Corp.	4,927	146,726
MSG Networks, Inc. Class A (a)	3,781	56,866
Saga Communications, Inc. Class A	453	9,898
Scholastic Corp.	3,639	109,570
Sinclair Broadcast Group, Inc. Class A	5,501	160,959
TEGNA, Inc.	27,173	511,668
Tribune Publishing Co.	1,917	34,487
Value Line, Inc.	150	4,228
WideOpenWest, Inc. (a)	6,518	88,580
		2,425,845
Telecommunications — 1.3%
A10 Networks, Inc. (a)	7,325	70,393
ADTRAN, Inc.	5,977	99,696
Alaska Communications Systems Group, Inc.	6,407	20,823
Anterix, Inc. (a) (b)	1,330	62,723

	Number of Shares	Value
ATN International, Inc.	1,393	$68,424
CalAmp Corp. (a)	4,209	45,668
Calix, Inc. (a)	6,525	226,156
Cambium Networks Corp. (a)	1,001	46,767
Casa Systems, Inc. (a)	3,868	36,862
Cincinnati Bell, Inc. (a)	6,144	94,310
Clearfield, Inc. (a)	1,395	42,031
Consolidated Communications Holdings, Inc. (a)	8,993	64,750
DZS, Inc. (a)	1,805	28,068
Extreme Networks, Inc. (a)	14,891	130,296
Gogo, Inc. (a)	6,774	65,437
GTT Communications, Inc. (a) (b)	3,691	6,755
Harmonic, Inc. (a)	11,821	92,677
HC2 Holdings, Inc. (a)	6,257	24,653
IDT Corp. Class B (a)	2,495	56,537
Infinera Corp. (a)	20,385	196,308
Inseego Corp. (a) (b)	8,653	86,530
InterDigital, Inc.	3,838	243,521
Iridium Communications, Inc. (a)	14,725	607,406
KVH Industries, Inc. (a)	2,018	25,588
Loral Space & Communications, Inc.	1,590	59,895
Maxar Technologies, Inc.	8,816	333,421
NeoPhotonics Corp. (a)	6,080	72,656
NETGEAR, Inc. (a)	3,707	152,358
Ooma, Inc. (a)	2,570	40,734
ORBCOMM, Inc. (a)	9,110	69,509
PCTEL, Inc.	2,094	14,553
Plantronics, Inc.	4,300	167,313
Powerfleet, Inc. (a)	4,040	33,209
Preformed Line Products Co.	380	26,125
Resonant, Inc. (a)	6,348	26,915
Ribbon Communications, Inc. (a)	8,401	68,972
Shenandoah Telecommunications Co.	5,990	292,372
Spok Holdings, Inc.	2,248	23,582
Viavi Solutions, Inc. (a)	28,454	446,728
Vonage Holdings Corp. (a)	29,055	343,430
		4,614,151
		14,261,495
Consumer, Cyclical — 16.1%
Airlines — 0.4%
Allegiant Travel Co.	1,623	396,109
Hawaiian Holdings, Inc.	5,909	157,593
Mesa Air Group, Inc. (a)	4,228	56,867
SkyWest, Inc.	6,120	333,418
Spirit Airlines, Inc. (a)	12,169	449,036
		1,393,023

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 1.0%
Crocs, Inc. (a)	8,284	$666,448
Deckers Outdoor Corp. (a)	3,465	1,144,905
Kontoor Brands, Inc.	6,393	310,252
Lakeland Industries, Inc. (a)	941	26,216
Oxford Industries, Inc.	2,021	176,676
Rocky Brands, Inc.	871	47,086
Steven Madden Ltd.	10,243	381,654
Superior Group of Cos, Inc.	1,287	32,716
Unifi, Inc. (a)	1,661	45,777
Urban Outfitters, Inc. (a)	8,564	318,495
Weyco Group, Inc.	780	16,872
Wolverine World Wide, Inc.	10,029	384,311
		3,551,408
Auto Manufacturers — 0.2%
Blue Bird Corp. (a)	1,894	47,407
Navistar International Corp. (a)	6,194	272,722
REV Group, Inc.	3,374	64,646
Wabash National Corp.	6,509	122,369
Workhorse Group, Inc. (a) (b)	11,712	161,274
		668,418
Auto Parts & Equipment — 1.4%
Adient PLC (a)	11,696	516,963
American Axle & Manufacturing Holdings, Inc. (a)	13,963	134,883
Cooper Tire & Rubber Co.	6,249	349,819
Cooper-Standard Holding, Inc. (a)	2,063	74,928
Dana, Inc.	17,960	436,967
Dorman Products, Inc. (a)	3,303	339,020
Douglas Dynamics, Inc.	2,774	128,020
Fox Factory Holding Corp. (a)	5,125	651,182
Gentherm, Inc. (a)	4,067	301,405
Meritor, Inc. (a)	8,617	253,512
Methode Electronics, Inc.	4,579	192,226
Miller Industries, Inc.	1,349	62,310
Modine Manufacturing Co. (a)	6,065	89,580
Motorcar Parts of America, Inc. (a)	2,357	53,033
The Shyft Group, Inc.	4,251	158,137
Standard Motor Products, Inc.	2,625	109,148
Tenneco, Inc. Class A (a)	6,223	66,711
The The Goodyear Tire & Rubber Co. (a)	28,663	503,609
Visteon Corp. (a)	3,440	419,508
XPEL, Inc. (a) (b)	2,071	107,547
		4,948,508
Distribution & Wholesale — 1.0%
A-Mark Precious Metals, Inc.	625	22,500
Avient Corp.	11,340	536,042

	Number of Shares	Value
Core-Mark Holding Co., Inc.	5,551	$214,768
EVI Industries, Inc. (a)	606	17,435
Fossil Group, Inc. (a)	5,791	71,808
G-III Apparel Group Ltd. (a)	5,477	165,077
H&E Equipment Services, Inc.	3,942	149,796
KAR Auction Services, Inc.	16,033	240,495
Resideo Technologies, Inc. (a)	17,830	503,698
ScanSource, Inc. (a)	3,171	94,971
SiteOne Landscape Supply, Inc. (a)	5,437	928,313
Systemax, Inc.	1,526	62,749
Titan Machinery, Inc. (a)	2,376	60,588
Veritiv Corp. (a)	1,766	75,126
VSE Corp.	1,247	49,257
WESCO International, Inc. (a)	6,076	525,756
		3,718,379
Entertainment — 2.5%
Accel Entertainment, Inc. (a)	6,128	66,979
AMC Entertainment Holdings, Inc. Class A (b)	46,954	479,400
Bally’s Corp. (b)	2,227	144,710
Caesars Entertainment, Inc. (a)	22,316	1,951,534
Churchill Downs, Inc.	4,707	1,070,466
Cinemark Holdings, Inc. (b)	13,255	270,534
Eros STX Global Corp. (a)	20,358	36,848
Everi Holdings, Inc. (a)	10,124	142,850
GAN Ltd. (a)	3,971	72,272
Golden Entertainment, Inc. (a)	2,084	52,642
IMAX Corp. (a)	6,087	122,349
International Game Technology PLC (b)	12,344	198,121
Liberty Media Corp-Liberty Braves Class A (a) (b)	1,243	35,438
Liberty Media Corp-Liberty Braves Class C (a)	4,475	124,494
Marriott Vacations Worldwide Corp.	5,013	873,164
Monarch Casino & Resort, Inc. (a)	1,544	93,597
Penn National Gaming, Inc. (a) (b)	19,309	2,024,356
RCI Hospitality Holdings, Inc.	1,030	65,498
Red Rock Resorts, Inc. Class A	8,174	266,391
Scientific Games Corp. Class A (a)	7,088	273,030
SeaWorld Entertainment, Inc. (a)	6,307	313,269
		8,677,942
Food Services — 0.1%
Healthcare Services Group, Inc.	9,259	259,530
Home Builders — 1.3%
Beazer Homes USA, Inc. (a)	3,537	73,994
Cavco Industries, Inc. (a)	1,142	257,647
Century Communities, Inc. (a)	3,644	219,806
Forestar Group, Inc. (a)	2,070	48,190

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Green Brick Partners, Inc. (a)	3,800	$86,184
Installed Building Products, Inc.	2,839	314,788
KB Home	11,037	513,552
LCI Industries	3,052	403,718
LGI Homes, Inc. (a)	2,767	413,141
M.D.C. Holdings, Inc.	7,044	418,414
M/I Homes, Inc. (a)	3,452	203,910
Meritage Home Corp. (a)	4,595	422,372
Skyline Champion Corp. (a)	6,529	295,502
Taylor Morrison Home Corp. (a)	15,622	481,314
TRI Pointe Group, Inc. (a)	15,604	317,697
Winnebago Industries, Inc.	3,868	296,714
		4,766,943
Home Furnishing — 0.6%
Casper Sleep, Inc. (a)	3,116	22,560
Daktronics, Inc.	4,604	28,867
Ethan Allen Interiors, Inc.	2,822	77,915
Hamilton Beach Brands Holding Co. Class A	804	14,577
Herman Miller, Inc.	7,315	301,012
Hooker Furniture Corp.	1,400	51,044
iRobot Corp. (a) (b)	3,422	418,100
The Lovesac Co. (a)	1,228	69,505
Purple Innovation, Inc. (a)	4,023	127,328
Sleep Number Corp. (a)	3,358	481,839
Sonos, Inc. (a)	14,902	558,378
Universal Electronics, Inc. (a)	1,641	90,206
VOXX International Corp. (a)	2,443	46,564
		2,287,895
Housewares — 0.1%
Lifetime Brands, Inc.	1,560	22,916
Tupperware Brands Corp. (a)	6,094	160,943
		183,859
Leisure Time — 0.7%
Acushnet Holdings Corp.	4,286	177,140
Callaway Golf Co.	11,581	309,792
Camping World Holdings, Inc. Class A	4,039	146,939
Clarus Corp.	2,939	50,110
Escalade, Inc.	1,236	25,845
Johnson Outdoors, Inc. Class A	653	93,216
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,111	58,128
Lindblad Expeditions Holdings, Inc. (a) (b)	3,179	60,083
Malibu Boats, Inc. Class A (a)	2,577	205,335
Marine Products Corp.	925	15,050
MasterCraft Boat Holdings, Inc. (a)	2,284	60,732
Nautilus, Inc. (a) (b)	3,676	57,493

	Number of Shares	Value
OneSpaWorld Holdings Ltd. (a)	5,573	$59,352
OneWater Marine, Inc. Class A (a)	1,264	50,509
Vista Outdoor, Inc. (a) (b)	7,242	232,251
YETI Holdings, Inc. (a)	9,906	715,312
		2,317,287
Lodging — 0.3%
Bluegreen Vacations Corp. (b)	496	5,347
Bluegreen Vacations Holding Corp. (a)	1,502	27,847
Boyd Gaming Corp. (a)	10,065	593,432
Century Casinos, Inc. (a)	3,400	34,918
Hilton Grand Vacations, Inc. (a)	10,608	397,694
The Marcus Corp. (b)	2,724	54,453
Target Hospitality Corp. (a) (b)	3,365	8,446
		1,122,137
Office Furnishings — 0.2%
CompX International, Inc.	230	4,142
HNI Corp.	5,308	209,984
Interface, Inc.	7,185	89,669
Kimball International, Inc. Class B	4,498	62,972
Knoll, Inc.	6,152	101,570
Steelcase, Inc. Class A	10,730	154,405
		622,742
Retail — 6.1%
Abercrombie & Fitch Co. Class A	7,740	265,559
Academy Sports & Outdoors, Inc. (a) (b)	3,765	101,617
America’s Car-Mart, Inc. (a)	763	116,258
American Eagle Outfitters, Inc. (b)	18,712	547,139
Asbury Automotive Group, Inc. (a)	2,392	470,028
Aspen Aerogels, Inc. (a)	2,532	51,501
At Home Group, Inc. (a)	6,760	194,012
Beacon Roofing Supply, Inc. (a)	6,789	355,200
Bed Bath & Beyond, Inc.	15,053	438,795
Big Lots, Inc.	4,601	314,248
Biglari Holdings, Inc. Class A (a)	7	4,729
Biglari Holdings, Inc. Class B (a)	119	15,798
BJ’s Restaurants, Inc. (a)	2,743	159,313
BJ’s Wholesale Club Holdings, Inc. (a)	16,965	761,050
Bloomin’ Brands, Inc.	10,874	294,142
Boot Barn Holdings, Inc. (a)	3,548	221,076
Brinker International, Inc.	5,602	398,078
The Buckle, Inc.	3,569	140,190
Caleres, Inc.	4,432	96,618
Carrols Restaurant Group, Inc. (a)	4,294	25,700
The Cato Corp. Class A	2,580	30,960
The Cheesecake Factory, Inc.	5,268	308,231
Chico’s FAS, Inc.	14,661	48,528

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Children’s Place, Inc. (a)	1,758	$122,533
Chuy’s Holdings, Inc. (a)	2,449	108,540
Citi Trends, Inc.	1,176	98,525
Clean Energy Fuels Corp. (a) (b)	16,146	221,846
Conn’s, Inc. (a)	2,094	40,728
The Container Store Group, Inc. (a)	3,939	65,545
Cracker Barrel Old Country Store, Inc.	2,937	507,749
Dave & Buster’s Entertainment, Inc. (a)	5,485	262,732
Del Taco Restaurants, Inc.	3,711	35,551
Denny’s Corp. (a)	7,760	140,534
Designer Brands, Inc. Class A	7,664	133,354
Dillard’s, Inc. Class A	876	84,595
Dine Brands Global, Inc.	1,935	174,208
Duluth Holdings, Inc. Class B (a)	1,416	23,987
El Pollo Loco Holdings, Inc. (a)	2,296	37,012
Envela Corp. (a) (b)	1,130	5,673
Express, Inc. (a) (b)	7,662	30,801
Fiesta Restaurant Group, Inc. (a)	2,224	28,000
FirstCash, Inc.	5,047	331,436
Freshpet, Inc. (a)	5,057	803,102
Gaia, Inc. (a)	1,430	17,003
GameStop Corp. Class A (a)	7,087	1,345,254
Genesco, Inc. (a)	1,773	84,218
GMS, Inc. (a)	5,184	216,432
Group 1 Automotive, Inc.	2,163	341,300
GrowGeneration Corp. (a)	5,038	250,338
Guess?, Inc.	4,957	116,490
Haverty Furniture Cos., Inc.	1,987	73,897
Hibbett Sports, Inc. (a)	2,031	139,916
Jack in the Box, Inc.	2,842	311,995
Kura Sushi USA, Inc.Class A (a) (b)	411	13,004
La-Z-Boy, Inc.	5,505	233,852
Lithia Motors, Inc. Class A	3,222	1,256,870
Lumber Liquidators Holdings, Inc. (a)	3,537	88,849
Macy’s, Inc.	38,695	626,472
MarineMax, Inc. (a) (b)	2,602	128,435
The Michaels Cos., Inc. (a)	9,250	202,945
Movado Group, Inc.	1,920	54,624
Murphy USA, Inc.	3,189	461,002
National Vision Holdings, Inc. (a)	9,990	437,862
Noodles & Co. (a)	3,775	39,071
The ODP Corp.	6,570	284,415
OptimizeRx Corp. (a) (b)	2,025	98,719
Papa John’s International, Inc.	4,055	359,435
PC Connection, Inc.	1,372	63,647
PetMed Express, Inc. (b)	2,442	85,897
PriceSmart, Inc.	2,830	273,802
Red Robin Gourmet Burgers, Inc. (a)	1,885	75,193

	Number of Shares	Value
Regis Corp. (a) (b)	2,899	$36,411
RH (a)	1,954	1,165,756
Rite Aid Corp. (a)	6,738	137,859
Rush Enterprises, Inc. Class A	5,147	256,475
Rush Enterprises, Inc. Class B	832	37,515
Ruth’s Hospitality Group, Inc.	4,007	99,494
Sally Beauty Holdings, Inc. (a)	14,011	282,041
Shake Shack, Inc. Class A (a)	4,349	490,437
Shoe Carnival, Inc.	1,141	70,605
Signet Jewelers Ltd. (a)	6,469	375,073
Sonic Automotive, Inc. Class A	2,878	142,662
Sportsman’s Warehouse Holdings, Inc. (a)	5,236	90,269
Texas Roadhouse, Inc.	8,132	780,184
Tilly’s, Inc. Class A (a)	2,843	32,183
Vera Bradley, Inc. (a)	2,605	26,311
Waitr Holdings, Inc. (a) (b)	10,129	29,678
Wingstop, Inc.	3,674	467,223
Winmark Corp.	366	68,233
World Fuel Services Corp.	7,755	272,976
Zumiez, Inc. (a)	2,617	112,269
		21,269,812
Textiles — 0.2%
Albany International Corp. Class A	3,821	318,939
UniFirst Corp.	1,871	418,561
		737,500
Toys, Games & Hobbies — 0.0%
Funko, Inc. Class A (a)	2,995	58,942
		56,584,325
Consumer, Non-cyclical — 24.7%
Agriculture — 0.7%
Alico, Inc.	637	19,021
The Andersons, Inc.	3,876	106,125
Cadiz, Inc. (a)	2,479	23,774
Darling Ingredients, Inc. (a)	19,926	1,466,155
Fresh Del Monte Produce, Inc.	3,868	110,741
Greenlane Holdings, Inc. Class A (a) (b)	1,398	7,416
Limoneira Co.	2,012	35,210
Mission Produce, Inc. (a)	880	16,729
Tejon Ranch Co. (a)	2,586	43,290
Turning Point Brands, Inc.	1,454	75,855
Universal Corp.	3,039	179,270
Vector Group Ltd.	17,346	241,977
Vital Farms, Inc. (a)	2,969	64,843
		2,390,406
Beverages — 0.3%
Celsius Holdings, Inc. (a)	4,447	213,678

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Consolidated, Inc.	585	$168,936
Farmer Brothers Co. (a) (b)	1,990	20,776
MGP Ingredients, Inc.	1,582	93,575
National Beverage Corp.	2,931	143,355
NewAge, Inc. (a)	11,689	33,431
Primo Water Corp. (b)	19,414	315,672
		989,423
Biotechnology — 9.0%
4D Molecular Therapeutics, Inc. (a)	967	41,949
Abeona Therapeutics, Inc. (a) (b)	7,838	14,735
ADMA Biologics, Inc. (a)	8,399	14,782
Adverum Biotechnologies, Inc. (a)	10,994	108,401
Affimed NV (a)	13,998	110,724
Agenus, Inc. (a)	19,171	52,145
Agrify Corp. (a)	794	9,909
Akero Therapeutics, Inc. (a) (b)	1,655	48,012
Akouos, Inc. (a) (b)	3,045	42,234
Albireo Pharma, Inc. (a)	2,071	73,003
Aligos Therapeutics, Inc. (a)	1,204	27,379
Allakos, Inc. (a)	3,251	373,150
Allogene Therapeutics, Inc. (a)	6,694	236,298
ALX Oncology Holdings, Inc. (a)	2,164	159,573
Amicus Therapeutics, Inc. (a)	31,884	315,014
AnaptysBio, Inc. (a)	2,603	56,095
Anavex Life Sciences Corp. (a)	7,246	108,328
Angion Biomedica Corp. (a)	730	13,191
ANI Pharmaceuticals, Inc. (a)	1,141	41,236
Annexon, Inc. (a)	3,310	92,150
Apellis Pharmaceuticals, Inc. (a)	7,447	319,551
Applied Genetic Technologies Corp. (a) (b)	5,332	27,033
Applied Molecular Transport, Inc. (a)	2,751	121,072
Applied Therapeutics, Inc. (a) (b)	1,933	36,253
Aprea Therapeutics, Inc. (a) (b)	929	4,738
Aptinyx, Inc. (a) (b)	4,094	12,282
Aravive, Inc. (a)	1,525	10,050
Arcturus Therapeutics Holdings, Inc. (a)	2,499	103,209
Arcus Biosciences, Inc. (a)	5,240	147,139
Arcutis Biotherapeutics, Inc. (a)	2,869	83,000
Ardelyx, Inc. (a)	9,020	59,712
Arena Pharmaceuticals, Inc. (a)	7,207	500,094
Arrowhead Pharmaceuticals, Inc. (a)	12,689	841,408
Assembly Biosciences, Inc. (a)	3,724	17,130
Atara Biotherapeutics, Inc. (a)	9,948	142,853
Atea Pharmaceuticals, Inc. (a)	1,803	111,335
Athersys, Inc. (a)	21,174	38,113
Athira Pharma, Inc. (a)	1,551	28,538
Atreca, Inc. Class A (a) (b)	3,512	53,839

	Number of Shares	Value
AVEO Pharmaceuticals, Inc. (a) (b)	2,680	$19,618
Avid Bioservices, Inc. (a)	7,495	136,634
Avidity Biosciences, Inc. (a) (b)	3,786	82,573
Avrobio, Inc. (a)	4,426	56,166
Axsome Therapeutics, Inc. (a) (b)	3,442	194,886
Aziyo Biologics, Inc. Class A (a)	264	3,649
Beam Therapeutics, Inc. (a) (b)	4,947	395,958
BioAtla, Inc. (a)	1,436	73,006
BioCryst Pharmaceuticals, Inc. (a)	21,930	223,028
Biodesix, Inc. (a)	371	7,535
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,966	407,776
Black Diamond Therapeutics, Inc. (a)	2,211	53,639
Blueprint Medicines Corp. (a)	6,856	666,609
Bolt Biotherapeutics, Inc. (a)	1,579	51,965
BrainStorm Cell Therapeutics, Inc. (a)	3,173	12,153
Bridgebio Pharma, Inc. (a) (b)	11,656	718,010
C4 Therapeutics, Inc. (a)	1,298	48,013
Cabaletta Bio, Inc. (a) (b)	1,564	17,360
Calithera Biosciences, Inc. (a)	8,408	20,347
Cara Therapeutics, Inc. (a) (b)	5,043	109,484
CASI Pharmaceuticals, Inc. (a)	7,887	18,929
Catabasis Pharmaceuticals, Inc. (a) (b)	2,640	7,630
CEL-SCI Corp. (a) (b)	4,381	66,635
Centogene NV (a)	1,149	13,937
Cerecor, Inc. (a)	4,672	14,109
Champions Oncology, Inc. (a)	863	9,752
Checkmate Pharmaceuticals, Inc. (a) (b)	1,124	13,645
ChemoCentryx, Inc. (a)	6,148	315,024
Chinook Therapeutics, Inc. (a) (b)	1,699	26,403
ChromaDex Corp. (a) (b)	5,230	48,848
Codiak Biosciences, Inc. (a)	790	11,913
Cohbar, Inc. (a)	4,228	5,750
Constellation Pharmaceuticals, Inc. (a)	3,823	89,420
ContraFect Corp. (a)	2,921	14,021
Cortexyme, Inc. (a)	1,921	69,214
Crinetics Pharmaceuticals, Inc. (a) (b)	3,369	51,478
Cue Biopharma, Inc. (a)	3,647	44,493
Cullinan Management, Inc. (a)	1,630	67,922
Cymabay Therapeutics, Inc. (a)	8,388	38,082
CytomX Therapeutics, Inc. (a)	7,659	59,204
Decibel Therapeutics, Inc. (a)	898	10,201
Deciphera Pharmaceuticals, Inc. (a)	4,821	216,174
Denali Therapeutics, Inc. (a)	7,793	444,980
Dicerna Pharmaceuticals, Inc. (a)	8,204	209,776
Dynavax Technologies Corp. (a)	13,088	128,655
Dyne Therapeutics, Inc. (a)	2,011	31,231
Editas Medicine, Inc. (a) (b)	8,276	347,592

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eiger BioPharmaceuticals, Inc. (a)	3,736	$33,064
Emergent BioSolutions, Inc. (a)	5,593	519,646
Enochian Biosciences, Inc. (a) (b)	1,957	6,928
Enzo Biochem, Inc. (a)	5,758	19,808
Epizyme, Inc. (a)	11,082	96,524
Esperion Therapeutics, Inc. (a) (b)	3,228	90,545
Evelo Biosciences, Inc. (a)	2,876	30,773
Evolus, Inc. (a)	2,674	34,735
Exagen, Inc. (a)	632	11,060
Exicure, Inc. (a)	7,723	16,836
Fate Therapeutics, Inc. (a)	9,408	775,690
FibroGen, Inc. (a)	10,446	362,581
Five Prime Therapeutics, Inc. (a)	3,976	149,776
Forma Therapeutics Holdings, Inc. (a) (b)	3,751	105,103
Frequency Therapeutics, Inc. (a) (b)	3,092	29,374
Galera Therapeutics, Inc. (a)	1,103	9,728
Generation Bio Co., (a)	4,996	142,186
Genprex, Inc. (a)	3,710	15,990
Geron Corp. (a) (b)	35,565	56,193
GlycoMimetics, Inc. (a)	4,792	14,424
Gossamer Bio, Inc. (a)	6,999	64,741
Halozyme Therapeutics, Inc. (a)	16,473	686,759
Harvard Bioscience, Inc. (a)	4,690	25,607
Homology Medicines, Inc. (a) (b)	4,156	39,108
iBio, Inc. (a)	26,744	41,186
IGM Biosciences, Inc. (a)	929	71,245
Immunic, Inc. (a)	705	11,238
ImmunityBio, Inc. (a) (b)	3,919	93,037
ImmunoGen, Inc. (a)	23,791	192,707
Immunome, Inc. (a) (b)	251	8,504
Immunovant, Inc. (a)	4,645	74,506
Inhibrx, Inc. (a)	977	19,608
Innoviva, Inc. (a)	7,773	92,887
Inovio Pharmaceuticals, Inc. (a) (b)	22,964	213,106
Inozyme Pharma, Inc. (a)	1,500	29,700
Insmed, Inc. (a)	12,552	427,521
Intercept Pharmaceuticals, Inc. (a)	3,205	73,971
Intra-Cellular Therapies, Inc. (a)	8,240	279,583
iTeos Therapeutics, Inc. (a)	2,452	83,809
IVERIC bio, Inc. (a)	9,958	61,540
Kadmon Holdings, Inc. (a)	21,571	83,911
Kaleido Biosciences, Inc. (a)	1,453	11,769
Karuna Therapeutics, Inc. (a) (b)	1,962	235,891
Karyopharm Therapeutics, Inc. (a)	8,770	92,260
Keros Therapeutics, Inc. (a)	1,639	100,880
Kezar Life Sciences, Inc. (a)	3,913	23,322
Kindred Biosciences, Inc. (a)	4,467	22,201

	Number of Shares	Value
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,263	$60,398
Kinnate Biopharma, Inc. (a)	1,679	52,318
Kodiak Sciences, Inc. (a)	4,081	462,745
Kronos Bio, Inc. (a)	1,836	53,740
Krystal Biotech, Inc. (a)	1,868	143,911
Kymera Therapeutics, Inc. (a)	1,247	48,458
Lexicon Pharmaceuticals, Inc. (a)	6,185	36,306
Ligand Pharmaceuticals, Inc. (a)	1,790	272,886
Liquidia Corp. (a) (b)	3,680	9,899
LogicBio Therapeutics, Inc. (a)	2,053	14,946
Lyra Therapeutics, Inc. (a)	773	8,959
MacroGenics, Inc. (a)	6,808	216,835
Magenta Therapeutics, Inc. (a) (b)	2,607	30,867
Marker Therapeutics, Inc. (a) (b)	4,330	9,699
MEI Pharma, Inc. (a)	13,594	46,627
MeiraGTx Holdings PLC (a)	2,973	42,900
Mersana Therapeutics, Inc. (a)	6,558	106,108
Metacrine, Inc. (a)	819	5,078
Mirati Therapeutics, Inc. (a)	5,304	908,575
Molecular Templates, Inc. (a) (b)	3,210	40,510
Mustang Bio, Inc. (a)	6,313	20,959
Myriad Genetics, Inc. (a)	8,839	269,148
NeoGenomics, Inc. (a)	13,465	649,417
NextCure, Inc. (a)	2,028	20,300
NGM Biopharmaceuticals, Inc. (a)	3,191	92,762
Nkarta, Inc. (a)	2,529	83,204
Novavax, Inc. (a)	7,640	1,385,208
Nurix Therapeutics, Inc. (a) (b)	2,969	92,306
Olema Pharmaceuticals, Inc. (a)	1,505	49,936
Omeros Corp. (a) (b)	7,305	130,029
Oncocyte Corp. (a) (b)	8,894	46,160
Oncorus, Inc. (a)	920	12,806
Organogenesis Holdings, Inc. (a)	2,892	52,692
Orgenesis, Inc. (a)	2,322	13,305
Osmotica Pharmaceuticals PLC (a) (b)	1,749	5,702
Ovid Therapeutics, Inc. (a) (b)	5,833	23,449
Oyster Point Pharma, Inc. (a) (b)	805	14,715
Pacific Biosciences of California, Inc. (a)	22,604	752,939
Pandion Therapeutics, Inc. (a)	1,556	93,438
Phathom Pharmaceuticals, Inc. (a)	1,439	54,049
Pieris Pharmaceuticals, Inc. (a)	6,493	16,687
Pliant Therapeutics, Inc. (a) (b)	2,977	117,085
Poseida Therapeutics, Inc. (a) (b)	4,118	39,327
Praxis Precision Medicines, Inc. (a)	1,351	44,259
Precigen, Inc. (a)	8,689	59,867
Precision BioSciences, Inc. (a)	5,746	59,471
Prelude Therapeutics, Inc. (a)	1,231	53,339

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Protara Therapeutics, Inc. (a)	482	$7,587
Prothena Corp. PLC (a)	3,803	95,531
Provention Bio, Inc. (a) (b)	6,594	69,204
PTC Therapeutics, Inc. (a)	7,665	362,938
Puma Biotechnology, Inc. (a)	3,811	37,043
Radius Health, Inc. (a)	5,643	117,713
RAPT Therapeutics, Inc. (a) (b)	1,349	29,948
REGENXBIO, Inc. (a)	4,805	163,899
Relay Therapeutics, Inc. (a)	5,685	196,530
Replimune Group, Inc. (a)	2,951	90,035
Revolution Medicines, Inc. (a)	5,296	242,981
Rigel Pharmaceuticals, Inc. (a)	20,940	71,615
Rocket Pharmaceuticals, Inc. (a)	4,636	205,699
Rubius Therapeutics, Inc. (a) (b)	4,305	114,083
Sangamo Therapeutics, Inc. (a)	14,320	179,430
Satsuma Pharmaceuticals, Inc. (a)	1,297	7,665
Savara, Inc. (a)	6,236	12,971
Scholar Rock Holding Corp. (a)	3,178	160,998
Scopus Biopharma, Inc. (a) (b)	715	6,042
Seer, Inc. (a)	1,800	90,036
Selecta Biosciences, Inc. (a)	8,364	37,847
Sensei Biotherapeutics, Inc. (a)	963	13,992
Shattuck Labs, Inc. (a)	1,604	46,901
Sigilon Therapeutics, Inc. (a)	970	21,680
Silverback Therapeutics, Inc. (a)	1,573	68,630
Solid Biosciences, Inc. (a)	3,540	19,576
Sorrento Therapeutics, Inc. (a) (b)	31,040	256,701
SpringWorks Therapeutics, Inc. (a)	2,987	219,754
Spruce Biosciences, Inc. (a)	876	14,542
SQZ Biotechnologies Co. (a)	629	8,605
Stoke Therapeutics, Inc. (a)	1,687	65,523
Strongbridge Biopharma PLC (a)	5,295	14,614
Sutro Biopharma, Inc. (a)	4,035	91,837
Syndax Pharmaceuticals, Inc. (a)	3,862	86,354
Tarsus Pharmaceuticals, Inc. (a)	777	25,043
Taysha Gene Therapies, Inc. (a)	1,091	22,147
TCR2 Therapeutics, Inc. (a)	3,595	79,378
Tela Bio, Inc. (a)	889	13,246
Terns Pharmaceuticals, Inc. (a)	1,081	23,782
TG Therapeutics, Inc. (a) (b)	15,081	726,904
Theravance Biopharma, Inc. (a) (b)	5,739	117,133
Translate Bio, Inc. (a)	8,469	139,654
TransMedics Group, Inc. (a) (b)	3,095	128,412
Travere Therapeutics, Inc. (a)	6,861	171,319
Turning Point Therapeutics, Inc. (a)	4,631	438,046
Twist Bioscience Corp. (a)	5,821	720,989
Tyme Technologies, Inc. (a) (b)	8,615	15,335
Ultragenyx Pharmaceutical, Inc. (a)	7,878	896,989
UNITY Biotechnology, Inc. (a) (b)	4,462	26,772

	Number of Shares	Value
UroGen Pharma Ltd. (a) (b)	2,373	$46,226
Vaxart, Inc. (a)	6,343	38,375
VBI Vaccines, Inc. (a) (b)	22,133	68,834
Veracyte, Inc. (a)	8,217	441,664
Verastem, Inc. (a)	20,709	51,151
Vericel Corp. (a)	5,648	313,746
Veru, Inc. (a) (b)	6,782	73,076
Viking Therapeutics, Inc. (a) (b)	8,195	51,833
Vir Biotechnology, Inc. (a)	6,642	340,535
VolitionRX Ltd. (a)	3,440	13,003
VYNE Therapeutics, Inc. (a) (b)	4,489	30,727
WaVe Life Sciences Ltd. (a)	4,035	22,636
X4 Pharmaceuticals, Inc. (a) (b)	1,988	17,117
XBiotech, Inc. (a)	1,740	29,876
Xencor, Inc. (a)	6,875	296,038
XOMA Corp. (a) (b)	748	30,526
Y-mAbs Therapeutics, Inc. (a)	3,759	113,672
Zentalis Pharmaceuticals, Inc. (a)	3,543	153,731
ZIOPHARM Oncology, Inc. (a)	26,355	94,878
		31,776,266
Commercial Services — 4.0%
The Aaron’s Co., Inc.	4,198	107,805
ABM Industries, Inc.	8,315	424,148
Acacia Research Corp. (a)	5,912	39,315
Adtalem Global Education, Inc. (a)	6,259	247,481
Alarm.com Holdings, Inc. (a)	5,899	509,556
Alta Equipment Group, Inc. (a)	2,191	28,483
American Public Education, Inc. (a)	1,769	63,029
AMN Healthcare Services, Inc. (a)	5,781	426,060
Arlo Technologies, Inc. (a)	9,777	61,400
ASGN, Inc. (a)	6,319	603,085
Aspen Group, Inc. /CO (a)	2,745	16,470
Avis Budget Group, Inc. (a)	6,526	473,396
Barrett Business Services, Inc.	939	64,659
BGSF, Inc.	1,239	17,346
BrightView Holdings, Inc. (a)	5,051	85,210
The Brink’s Co.	6,103	483,541
CAI International, Inc.	2,078	94,591
Cardtronics PLC Class A (a)	4,470	173,436
Carriage Services, Inc.	2,004	70,521
Cass Information Systems, Inc.	1,729	80,001
CBIZ, Inc. (a)	6,348	207,326
Cimpress PLC (a)	2,207	220,987
CoreCivic, Inc.	14,920	135,026
Corvel Corp. (a)	1,080	110,797
CRA International, Inc.	924	68,967
Cross Country Healthcare, Inc. (a)	4,413	55,118
Custom Truck One Source, Inc. (a)	1,646	15,390

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Deluxe Corp.	5,183	$217,479
Emerald Holding, Inc.	3,131	17,283
Ennis, Inc.	3,231	68,982
EVERTEC, Inc.	7,435	276,731
Evo Payments, Inc. Class A (a)	5,656	155,653
Forrester Research, Inc. (a)	1,377	58,495
Franchise Group, Inc.	2,723	98,327
Franklin Covey Co. (a)	1,565	44,274
Genasys, Inc. (a)	3,983	26,646
GP Strategies Corp. (a)	1,660	28,967
Green Dot Corp. Class A (a)	6,386	292,415
GreenSky, Inc. Class A (a)	7,831	48,474
The Hackett Group, Inc.	3,115	51,055
HealthEquity, Inc. (a)	9,946	676,328
Heidrick & Struggles International, Inc.	2,375	84,835
Herc Holdings, Inc. (a)	3,022	306,219
HMS Holdings Corp. (a)	10,919	403,730
Huron Consulting Group, Inc. (a)	2,820	142,072
ICF International, Inc.	2,270	198,398
Information Services Group, Inc. (a)	4,635	20,394
Insperity, Inc.	4,450	372,643
Kelly Services, Inc. Class A	4,119	91,730
Kforce, Inc.	2,461	131,910
Korn Ferry	6,630	413,513
Laureate Education, Inc. Class A (a)	13,359	181,549
LiveRamp Holdings, Inc. (a)	8,012	415,663
Medifast, Inc.	1,400	296,548
MoneyGram International, Inc. (a)	7,592	49,879
Monro, Inc.	4,103	269,977
National Research Corp. Class A	1,682	78,768
Perdoceo Education Corp. (a)	8,523	101,935
PFSweb, Inc. (a)	2,046	13,810
Priority Technology Holdings, Inc. (a)	994	6,898
Progyny, Inc. (a)	3,288	146,349
Quad/Graphics, Inc.	3,987	14,074
R1 RCM, Inc. (a)	13,509	333,402
Rent-A-Center, Inc.	6,024	347,344
Repay Holdings Corp. (a)	8,265	194,062
Resources Connection, Inc.	3,674	49,746
ServiceSource International, Inc. (a)	10,790	15,861
ShotSpotter, Inc. (a)	998	35,000
SP Plus Corp. (a)	2,867	94,009
Strategic Education, Inc.	2,996	275,362
Stride, Inc. (a)	4,978	149,888
Team, Inc. (a)	3,651	42,096
Textainer Group Holdings Ltd. (a)	6,136	175,796
Transcat, Inc. (a)	833	40,884
TriNet Group, Inc. (a)	5,107	398,142

	Number of Shares	Value
Triton International Ltd.	7,506	$412,755
TrueBlue, Inc. (a)	4,384	96,536
Universal Technical Institute, Inc. (a)	3,389	19,792
Vectrus, Inc. (a)	1,401	74,869
Viad Corp.	2,511	104,834
Vivint Smart Home, Inc. (a)	9,903	141,811
Willdan Group, Inc. (a)	1,279	52,503
WW International, Inc. (a)	5,871	183,645
		13,923,484
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	6,763	267,815
elf Beauty, Inc. (a)	5,575	149,577
Inter Parfums, Inc.	2,208	156,613
Revlon, Inc. Class A (a)	815	10,049
		584,054
Food — 1.2%
B&G Foods, Inc. (b)	7,916	245,871
BellRing Brands, Inc. Class A (a)	4,916	116,067
Bridgford Foods Corp. (a)	245	3,797
Cal-Maine Foods, Inc. (a)	4,608	177,039
Calavo Growers, Inc.	2,049	159,084
The Chefs’ Warehouse, Inc. (a)	3,719	113,281
HF Foods Group, Inc. (a)	4,399	31,761
Hostess Brands, Inc. (a)	15,433	221,309
Ingles Markets, Inc. Class A	1,769	109,059
J&J Snack Foods Corp.	1,857	291,605
John B Sanfilippo & Son, Inc.	1,087	98,232
Laird Superfood, Inc. (a) (b)	384	14,388
Lancaster Colony Corp.	2,352	412,447
Landec Corp. (a)	3,078	32,627
Nathan’s Famous, Inc.	358	22,586
Natural Grocers by Vitamin Cottage, Inc.	1,081	18,972
Performance Food Group Co. (a)	16,235	935,298
Sanderson Farms, Inc.	2,504	390,073
Seneca Foods Corp. Class A (a)	793	37,342
The Simply Good Foods Co. (a)	10,566	321,418
SpartanNash Co.	4,344	85,273
Tootsie Roll Industries, Inc.	2,041	67,634
United Natural Foods, Inc. (a)	6,836	225,178
Village Super Market, Inc. Class A	1,109	26,139
Weis Markets, Inc.	1,193	67,428
		4,223,908
Health Care – Products — 4.1%
Accelerate Diagnostics, Inc. (a)	3,791	31,541
Accuray, Inc. (a)	11,132	55,103
Acutus Medical, Inc. (a)	1,802	24,093
Alpha Pro Tech Ltd. (a) (b)	1,491	14,552

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alphatec Holdings, Inc. (a)	6,854	$108,225
AngioDynamics, Inc. (a)	4,578	107,125
Apria, Inc. (a)	942	26,310
Apyx Medical Corp. (a)	4,040	39,026
Aspira Women’s Health, Inc. (a)	10,592	71,496
AtriCure, Inc. (a)	5,436	356,167
Atrion Corp.	173	110,947
Avanos Medical, Inc. (a)	5,922	259,028
AxoGen, Inc. (a)	4,485	90,866
Axonics Modulation Technologies, Inc. (a)	3,760	225,186
Bellerophon Therapeutics, Inc. (a)	503	2,611
BioLife Solutions, Inc. (a)	1,706	61,416
BioSig Technologies, Inc. (a)	3,102	13,370
Bioventus, Inc. Class A (a)	959	14,654
Cantel Medical Corp. (a)	4,706	375,727
Cardiovascular Systems, Inc. (a)	4,894	187,636
CareDx, Inc. (a)	6,226	423,928
Castle Biosciences, Inc. (a)	1,809	123,844
Cerus Corp. (a)	20,229	121,576
Chembio Diagnostics, Inc. (a)	2,519	8,842
Co-Diagnostics, Inc. (a) (b)	3,204	30,566
CONMED Corp.	3,374	440,611
CryoLife, Inc. (a)	4,643	104,839
Cutera, Inc. (a)	2,115	63,556
CytoSorbents Corp. (a) (b)	5,110	44,355
Dermtech, Inc. (a) (b)	1,272	64,605
Eargo, Inc. (a)	1,003	50,100
Electromed, Inc. (a)	906	9,549
FONAR Corp. (a)	805	14,562
GenMark Diagnostics, Inc. (a)	8,653	206,807
Glaukos Corp. (a)	5,294	444,325
Hanger, Inc. (a)	4,554	103,922
Inari Medical, Inc. (a)	2,052	219,564
InfuSystem Holdings, Inc. (a)	1,799	36,628
Inogen, Inc. (a)	2,297	120,638
Inspire Medical Systems, Inc. (a)	3,245	671,683
Integer Holdings Corp. (a)	4,062	374,110
Intersect ENT, Inc. (a)	4,006	83,645
Invacare Corp.	4,128	33,107
iRadimed Corp. (a)	721	18,580
iRhythm Technologies, Inc. (a)	3,582	497,397
Lantheus Holdings, Inc. (a)	8,276	176,858
LeMaitre Vascular, Inc.	2,040	99,511
LivaNova PLC (a)	6,062	446,951
Lucira Health, Inc. (a)	1,318	15,948
Luminex Corp.	5,343	170,442
Meridian Bioscience, Inc. (a)	5,264	138,180
Merit Medical Systems, Inc. (a)	6,705	401,495

	Number of Shares	Value
Milestone Scientific, Inc. (a)	5,887	$21,017
Misonix, Inc. (a) (b)	1,440	28,210
NanoString Technologies, Inc. (a)	5,482	360,222
Natera, Inc. (a)	9,376	952,039
Natus Medical, Inc. (a)	4,144	106,128
Nemaura Medical, Inc. (a) (b)	983	7,510
Neogen Corp. (a)	6,527	580,185
Nevro Corp. (a)	4,215	587,993
NuVasive, Inc. (a)	6,361	417,027
Nymox Pharmaceutical Corp. (a)	5,061	11,235
Omnicell, Inc. (a)	5,258	682,856
OraSure Technologies, Inc. (a)	8,775	102,404
Orthofix Medical, Inc. (a)	2,301	99,748
OrthoPediatrics Corp. (a)	1,615	78,731
Patterson Cos., Inc.	10,529	336,402
PAVmed, Inc. (a)	7,781	34,548
Pulmonx Corp. (a)	1,431	65,454
Pulse Biosciences, Inc. (a)	1,753	41,511
Quanterix Corp. (a)	2,984	174,475
Quotient Ltd. (a) (b)	8,814	32,436
Repro-Med Systems, Inc. (a) (b)	3,270	11,510
Retractable Technologies, Inc. (a) (b)	1,676	21,486
SeaSpine Holdings Corp. (a)	3,223	56,080
Shockwave Medical, Inc. (a) (b)	3,528	459,557
Sientra, Inc. (a)	6,446	46,991
Silk Road Medical, Inc. (a)	3,406	172,514
Soleno Therapeutics, Inc. (a) (b)	7,093	8,937
Soliton, Inc. (a)	847	14,882
STAAR Surgical Co. (a)	5,682	598,940
Stereotaxis, Inc. (a) (b)	5,434	36,517
Surgalign Holdings, Inc. (a)	12,397	27,025
Surmodics, Inc. (a)	1,639	91,899
Tactile Systems Technology, Inc. (a)	2,249	122,548
Talis Biomedical Corp. (a)	1,648	21,177
Utah Medical Products, Inc.	409	35,419
Varex Imaging Corp. (a)	4,758	97,491
Venus Concept, Inc. (a)	3,133	7,363
ViewRay, Inc. (a) (b)	15,032	65,389
Zynex, Inc. (a) (b)	2,255	34,434
		14,586,093
Health Care – Services — 2.0%
Accolade, Inc. (a)	3,975	180,346
Addus HomeCare Corp. (a)	1,840	192,446
Avalon GloboCare Corp. (a) (b)	2,338	2,502
Brookdale Senior Living, Inc. (a)	22,601	136,736
Community Health Systems, Inc. (a)	10,523	142,271
Dyadic International, Inc. (a)	2,504	13,747
The Ensign Group, Inc.	6,401	600,670

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Five Star Senior Living, Inc. (a)	2,388	$14,615
Fulgent Genetics, Inc. (a) (b)	1,683	162,611
Invitae Corp. (a) (b)	15,031	574,334
The Joint Corp. (a)	1,636	79,133
LHC Group, Inc. (a)	3,760	718,950
Magellan Health, Inc. (a)	3,031	282,610
MEDNAX, Inc. (a)	9,245	235,470
Medpace Holdings, Inc. (a)	3,419	560,887
ModivCare, Inc. (a)	1,505	222,921
National HealthCare Corp.	1,542	120,137
Ontrak, Inc. (a) (b)	982	31,974
OPKO Health, Inc. (a) (b)	49,374	211,814
Ortho Clinical Diagnostics Holdings PLC (a)	10,918	210,663
The Pennant Group, Inc. (a)	3,170	145,186
Personalis, Inc. (a)	3,274	80,573
Progenity, Inc. (a) (b)	2,265	10,781
RadNet, Inc. (a)	5,360	116,580
Select Medical Holdings Corp. (a)	13,455	458,815
SI-BONE, Inc. (a)	3,558	113,180
Surgery Partners, Inc. (a)	3,203	141,765
Tenet Healthcare Corp. (a)	12,949	673,348
Tivity Health, Inc. (a)	5,334	119,055
Triple-S Management Corp. Class B (a)	2,790	72,624
U.S. Physical Therapy, Inc.	1,579	164,374
Vapotherm, Inc. (a) (b)	2,448	58,801
Viemed Healthcare, Inc. (a)	4,225	42,757
		6,892,676
Household Products & Wares — 0.5%
ACCO Brands Corp.	11,303	95,397
Central Garden & Pet Co. (a)	1,219	70,714
Central Garden & Pet Co. Class A (a)	4,907	254,624
Helen of Troy Ltd. (a)	3,028	637,879
Quanex Building Products Corp.	4,041	105,996
WD-40 Co.	1,691	517,750
		1,682,360
Pharmaceuticals — 2.7%
89bio, Inc. (a) (b)	1,049	24,840
AcelRx Pharmaceuticals, Inc. (a)	12,566	21,362
AdaptHealth Corp. (a)	9,306	342,089
Aeglea BioTherapeutics, Inc. (a)	5,604	44,384
Aerie Pharmaceuticals, Inc. (a) (b)	4,524	80,844
Agile Therapeutics, Inc. (a) (b)	8,266	17,193
Akebia Therapeutics, Inc. (a)	17,439	59,031
Alector, Inc. (a) (b)	5,726	115,322
Allovir, Inc. (a)	3,678	86,065
Amneal Pharmaceuticals, Inc. (a)	12,251	82,449

	Number of Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	4,520	$82,806
Anika Therapeutics, Inc. (a)	1,719	70,118
Antares Pharma, Inc. (a)	20,246	83,211
Aquestive Therapeutics, Inc. (a)	2,508	13,042
Arvinas, Inc. (a)	4,484	296,392
Athenex, Inc. (a) (b)	8,734	37,556
Avenue Therapeutics, Inc. (a)	975	5,918
Axcella Health, Inc. (a)	2,034	9,682
Aytu BioPharma, Inc. (a)	2,737	20,801
Beyond Air, Inc. (a) (b)	1,913	10,522
Beyondspring, Inc. (a)	2,375	26,291
BioDelivery Sciences International, Inc. (a)	10,823	42,318
Bioxcel Therapeutics, Inc. (a)	1,562	67,416
Calyxt, Inc. (a)	1,239	7,459
Cassava Sciences, Inc. (a)	4,058	182,407
Catalyst Biosciences, Inc. (a)	3,875	19,530
Catalyst Pharmaceuticals, Inc. (a)	12,084	55,707
Checkpoint Therapeutics, Inc. (a) (b)	6,574	20,642
Chiasma, Inc. (a) (b)	5,886	18,423
Chimerix, Inc. (a)	7,385	71,191
Cidara Therapeutics, Inc. (a)	4,889	13,005
Clovis Oncology, Inc. (a) (b)	10,254	71,983
Coherus Biosciences, Inc. (a)	7,255	105,996
Collegium Pharmaceutical, Inc. (a)	4,221	100,038
Concert Pharmaceuticals, Inc. (a)	3,663	18,278
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,394	18,506
Corcept Therapeutics, Inc. (a)	12,077	287,312
CorMedix, Inc. (a)	4,028	40,240
Covetrus, Inc. (a)	14,424	432,287
Cyclerion Therapeutics, Inc. (a)	2,767	7,720
Cytokinetics, Inc. (a)	8,226	191,337
Durect Corp. (a) (b)	27,728	54,901
Eagle Pharmaceuticals, Inc. (a)	1,305	54,471
Eloxx Pharmaceuticals, Inc. (a) (b)	3,544	11,766
Enanta Pharmaceuticals, Inc. (a)	2,348	115,803
Endo International PLC (a)	28,137	208,495
Eton Pharmaceuticals, Inc. (a) (b)	2,073	15,174
Evofem Biosciences, Inc. (a) (b)	9,597	16,795
Fennec Pharmaceuticals, Inc. (a) (b)	2,593	16,103
Flexion Therapeutics, Inc. (a) (b)	5,318	47,596
Foghorn Therapeutics, Inc. (a)	907	11,954
Fortress Biotech, Inc. (a) (b)	8,497	29,994
Fulcrum Therapeutics, Inc. (a) (b)	1,792	21,110
G1 Therapeutics, Inc. (a) (b)	4,203	101,124
Galectin Therapeutics, Inc. (a) (b)	4,271	9,268
Graybug Vision, Inc. (a) (b)	822	4,562
Gritstone Oncology, Inc. (a)	3,719	35,070

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Harmony Biosciences Holdings, Inc. (a)	779	$25,738
Harpoon Therapeutics, Inc. (a) (b)	1,685	35,250
Harrow Health, Inc. (a) (b)	2,778	18,752
Heron Therapeutics, Inc. (a)	10,872	176,235
Heska Corp. (a)	869	146,392
Hookipa Pharma, Inc. (a)	1,756	23,618
Ideaya Biosciences, Inc. (a)	2,193	51,536
IMARA, Inc. (a) (b)	965	8,145
Intellia Therapeutics, Inc. (a)	6,800	545,734
Ironwood Pharmaceuticals, Inc. (a)	19,761	220,928
Jounce Therapeutics, Inc. (a)	2,075	21,310
Kala Pharmaceuticals, Inc. (a) (b)	4,888	32,945
KalVista Pharmaceuticals, Inc. (a)	2,366	60,783
Kura Oncology, Inc. (a)	7,728	218,471
La Jolla Pharmaceutical Co. (a) (b)	2,386	10,117
Landos Biopharma, Inc. (a)	796	7,666
Lannett Co., Inc. (a) (b)	3,983	21,030
Lifevantage Corp. (a)	1,764	16,493
Madrigal Pharmaceuticals, Inc. (a)	1,078	126,094
MannKind Corp. (a) (b)	27,530	107,918
Marinus Pharmaceuticals, Inc. (a) (b)	3,629	56,177
MediciNova, Inc. (a) (b)	5,284	26,684
Minerva Neurosciences, Inc. (a)	4,112	12,007
Mirum Pharmaceuticals, Inc. (a)	617	12,229
Morphic Holding, Inc. (a)	1,735	109,791
Nature’s Sunshine Products, Inc.	1,097	21,896
Neoleukin Therapeutics, Inc. (a)	3,975	48,932
Neubase Therapeutics, Inc. (a) (b)	1,974	14,588
NeuroBo Pharmaceuticals, Inc. (a)	627	2,759
NexImmune, Inc. (a)	810	15,455
Ocular Therapeutix, Inc. (a)	9,044	148,412
Odonate Therapeutics, Inc. (a) (b)	1,886	6,450
Optinose, Inc. (a) (b)	4,516	16,664
Option Care Health, Inc. (a)	10,616	188,328
ORIC Pharmaceuticals, Inc. (a)	2,734	66,983
Owens & Minor, Inc.	9,004	338,460
Pacira BioSciences, Inc. (a)	5,283	370,286
Paratek Pharmaceuticals, Inc. (a) (b)	5,299	37,411
Passage Bio, Inc. (a) (b)	3,572	62,439
PetIQ, Inc. (a)	2,621	92,417
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,190	7,577
Phibro Animal Health Corp. Class A	2,466	60,170
PMV Pharmaceuticals, Inc. (a)	1,669	54,893
Prestige Consumer Healthcare, Inc. (a)	6,242	275,147
Protagonist Therapeutics, Inc. (a)	4,369	113,157
Recro Pharma, Inc. (a)	2,781	7,759
Relmada Therapeutics, Inc. (a) (b)	1,792	63,096
Revance Therapeutics, Inc. (a)	7,808	218,234

	Number of Shares	Value
Rhythm Pharmaceuticals, Inc. (a)	4,730	$100,607
Rockwell Medical, Inc. (a) (b)	7,880	9,141
scPharmaceuticals, Inc. (a) (b)	786	5,227
Seres Therapeutics, Inc. (a)	6,802	140,053
SIGA Technologies, Inc. (a)	6,546	42,549
Spectrum Pharmaceuticals, Inc. (a)	17,791	57,999
Spero Therapeutics, Inc. (a) (b)	2,525	37,168
Supernus Pharmaceuticals, Inc. (a)	6,008	157,290
Syros Pharmaceuticals, Inc. (a)	5,882	43,997
TherapeuticsMD, Inc. (a) (b)	42,004	56,285
Tricida, Inc. (a) (b)	3,636	19,234
USANA Health Sciences, Inc. (a)	1,435	140,056
Vanda Pharmaceuticals, Inc. (a)	6,618	99,402
Vaxcyte, Inc. (a) (b)	3,596	71,021
Verrica Pharmaceuticals, Inc. (a) (b)	1,630	24,695
Vor BioPharma, Inc. (a)	1,421	61,245
Voyager Therapeutics, Inc. (a)	3,048	14,356
vTv Therapeutics, Inc. Class A (a)	1,420	4,004
Xeris Pharmaceuticals, Inc. (a) (b)	5,550	25,031
Zogenix, Inc. (a) (b)	6,862	133,946
		9,622,761
		86,671,431
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Professional Holding Corp. Class A (a)	1,384	25,424
Energy — 3.5%
Coal — 0.1%
Arch Resources, Inc.	1,873	77,917
CONSOL Energy, Inc. (a)	3,670	35,672
NACCO Industries, Inc. Class A	457	11,402
Peabody Energy Corp. (a) (b)	7,596	23,244
SunCoke Energy, Inc.	10,149	71,144
Warrior Met Coal, Inc.	6,322	108,296
		327,675
Energy – Alternate Sources — 1.4%
FuelCell Energy, Inc. (a)	39,048	562,682
FutureFuel Corp.	3,246	47,164
Green Plains, Inc. (a) (b)	4,202	113,748
Maxeon Solar Technologies Ltd. (a)	1,319	41,628
Plug Power, Inc. (a)	51,084	1,830,851
Renewable Energy Group, Inc. (a)	5,343	352,852
REX American Resources Corp. (a)	671	56,478
Sunnova Energy International, Inc. (a)	6,937	283,168
SunPower Corp. (a) (b)	9,489	317,407
Sunrun, Inc. (a)	19,681	1,190,307
TPI Composites, Inc. (a) (b)	3,817	215,393
		5,011,678

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.4%
Adams Resources & Energy, Inc.	248	$6,946
Antero Resources Corp. (a)	30,119	307,214
Berry Corp.	8,313	45,805
Bonanza Creek Energy, Inc. (a)	2,580	92,183
Brigham Minerals, Inc. Class A	5,312	77,768
CNX Resources Corp. (a)	27,020	397,194
Comstock Resources, Inc. (a)	2,822	15,634
Contango Oil & Gas Co. (a) (b)	13,975	54,503
CVR Energy, Inc.	3,622	69,470
Delek US Holdings, Inc.	7,764	169,100
Earthstone Energy, Inc. Class A (a)	2,874	20,549
Evolution Petroleum Corp.	3,884	13,128
Falcon Minerals Corp.	4,933	22,149
Goodrich Petroleum Corp. (a)	1,099	10,397
Kosmos Energy Ltd.	50,100	153,807
Magnolia Oil & Gas Corp. Class A (a)	15,422	177,045
Matador Resources Co.	13,687	320,960
Nabors Industries Ltd.	870	81,301
Ovintiv, Inc.	32,439	772,697
Par Pacific Holdings, Inc. (a)	4,916	69,414
Patterson-UTI Energy, Inc.	22,742	162,150
PBF Energy, Inc. Class A	11,987	169,616
PDC Energy, Inc. (a)	12,391	426,250
Penn Virginia Corp. (a) (b)	1,667	22,338
PrimeEnergy Corp. (a)	71	3,720
Range Resources Corp. (a)	26,573	274,499
SM Energy Co.	14,163	231,848
Southwestern Energy Co. (a) (b)	80,302	373,404
Talos Energy, Inc. (a)	1,613	19,421
Tellurian, Inc. (a)	20,798	48,667
Transocean Ltd. (a) (b)	72,532	257,489
Trecora Resources (a)	3,060	23,776
W&T Offshore, Inc. (a)	11,534	41,407
Whiting Petroleum Corp. (a)	171	6,062
		4,937,911
Oil & Gas Services — 0.6%
Archrock, Inc.	16,173	153,482
Bristow Group, Inc. (a)	828	21,429
ChampionX Corp. (a)	23,018	500,181
DMC Global, Inc.	1,789	97,071
Dril-Quip, Inc. (a)	4,347	144,451
Exterran Corp. (a)	3,224	10,833
Frank’s International NV (a)	19,269	68,405
Helix Energy Solutions Group, Inc. (a) (b)	17,526	88,506
Liberty Oilfield Services, Inc. Class A	10,252	115,745
Matrix Service Co. (a)	3,235	42,411
MRC Global, Inc. (a)	9,814	88,620

	Number of Shares	Value
National Energy Services Reunited Corp. (a) (b)	2,491	$30,814
Newpark Resources, Inc. (a)	11,225	35,246
NexTier Oilfield Solutions, Inc. (a)	20,168	75,025
NOW, Inc. (a)	13,629	137,517
Oceaneering International, Inc. (a)	12,322	140,717
Oil States International, Inc. (a)	7,401	44,628
ProPetro Holding Corp. (a)	9,964	106,216
RPC, Inc. (a)	7,290	39,366
Select Energy Services, Inc. Class A (a)	7,236	36,035
Solaris Oilfield Infrastructure, Inc. Class A	3,607	44,258
US Silica Holdings, Inc.	9,150	112,453
		2,133,409
Pipelines — 0.0%
NextDecade Corp. (a)	2,652	7,081
		12,417,754
Financial — 21.6%
Banks — 8.5%
The The Bank of Princeton (b)	688	19,691
1st Constitution Bancorp (b)	1,091	19,213
1st Source Corp.	2,117	100,727
ACNB Corp.	1,028	30,120
Alerus Financial Corp. (b)	1,813	53,991
Allegiance Bancshares, Inc.	2,335	94,661
Altabancorp	2,027	85,215
Amalgamated Financial Corp.	1,576	26,146
American National Bankshares, Inc.	1,329	43,950
Ameris Bancorp	8,213	431,265
Ames National Corp.	1,082	27,678
Arrow Financial Corp.	1,598	53,229
Atlantic Capital Bancshares, Inc. (a)	2,487	59,937
Atlantic Union Bankshares Corp.	9,638	369,714
Auburn National Bancorp, Inc.	265	10,168
BancFirst Corp.	2,315	163,647
The Bancorp, Inc. (a)	6,419	133,002
BancorpSouth Bank	12,238	397,490
Bank First Corp.	763	57,217
Bank of Commerce Holdings	1,959	24,977
Bank of Marin Bancorp	1,619	63,400
The Bank of NT Butterfield & Son Ltd.	6,279	239,983
Bank7 Corp.	290	5,107
BankUnited, Inc.	11,402	501,118
Bankwell Financial Group, Inc. (b)	801	21,587
Banner Corp.	4,289	228,732
Bar Harbor Bankshares	1,827	53,750
Baycom Corp. (a)	1,422	25,624

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BCB Bancorp, Inc.	1,784	$24,619
Bogota Financial Corp. (a)	625	6,413
Bridgewater Bancshares, Inc. (a)	2,674	43,185
Bryn Mawr Bank Corp.	2,447	111,363
Business First Bancshares, Inc. (b)	2,367	56,642
Byline Bancorp, Inc.	2,996	63,365
C&F Financial Corp.	444	19,665
Cadence BanCorp	15,327	317,729
California Bancorp, Inc. (a)	903	16,082
Cambridge Bancorp	795	67,034
Camden National Corp.	1,819	87,057
Capital Bancorp, Inc. /MD (a) (b)	1,030	19,869
Capital City Bank Group, Inc.	1,683	43,792
Capstar Financial Holdings, Inc.	1,999	34,483
Carter Bankshares, Inc. (a)	2,820	39,367
Cathay General Bancorp	9,359	381,660
CB Financial Services, Inc.	590	13,057
CBTX, Inc.	2,190	67,277
Central Pacific Financial Corp.	3,389	90,419
Central Valley Community Bancorp	1,257	23,141
Century Bancorp, Inc. Class A	352	32,845
Chemung Financial Corp.	443	18,526
ChoiceOne Financial Services, Inc.	879	21,140
CIT Group, Inc.	12,224	629,658
Citizens & Northern Corp.	1,661	39,499
Citizens Holding Co. (b)	541	10,766
City Holding Co.	1,898	155,218
Civista Bancshares, Inc.	1,958	44,917
CNB Financial Corp.	1,853	45,602
Coastal Financial Corp. (a)	1,135	29,760
Codorus Valley Bancorp, Inc.	1,095	20,159
Colony Bankcorp, Inc.	952	14,851
Columbia Banking System, Inc.	8,967	386,388
Community Bank System, Inc.	6,544	502,056
The Community Financial Corp. (b)	651	22,297
Community Trust Bancorp, Inc.	1,895	83,437
ConnectOne Bancorp, Inc.	4,568	115,799
County Bancorp, Inc.	595	14,262
CrossFirst Bankshares, Inc. (a)	5,866	80,892
Customers Bancorp, Inc. (a)	3,532	112,388
CVB Financial Corp.	16,008	353,617
Dime Community Bancshares, Inc.	4,363	131,501
Eagle Bancorp, Inc.	3,904	207,732
Eastern Bankshares, Inc.	20,557	396,545
Enterprise Bancorp, Inc.	1,077	35,024
Enterprise Financial Services Corp.	2,969	146,787
Equity Bancshares, Inc. Class A (a)	1,771	48,525
Esquire Financial Holdings, Inc. (a)	863	19,685
Evans Bancorp, Inc.	566	19,182

	Number of Shares	Value
Farmers & Merchants Bancorp, Inc. /Archbold OH	1,218	$30,621
Farmers National Banc Corp.	3,122	52,137
FB Financial Corp.	3,979	176,906
Fidelity D&D Bancorp, Inc.	476	29,274
Financial Institutions, Inc.	1,974	59,792
First BanCorp	26,681	300,428
First Bancorp	3,506	152,511
First Bancorp, Inc.	1,230	35,904
The First Bancshares, Inc.	2,551	93,392
First Bank	2,011	24,474
First Busey Corp.	6,216	159,440
First Business Financial Services, Inc.	946	23,395
First Choice Bancorp	1,305	31,725
First Commonwealth Financial Corp.	11,786	169,365
First Community Bancshares, Inc.	2,087	62,589
First Community Corp.	864	17,237
First Financial Bancorp	11,984	287,616
First Financial Bankshares, Inc.	16,035	749,316
First Financial Corp.	1,672	75,257
First Foundation, Inc.	4,859	113,992
First Guaranty Bancshares, Inc. (b)	425	7,612
First Internet Bancorp	1,166	41,078
First Interstate BancSystem, Inc. Class A	5,069	233,377
First Merchants Corp.	6,666	309,969
First Mid Bancshares, Inc.	1,801	79,118
First Midwest Bancorp, Inc.	14,072	308,318
First Northwest Bancorp	1,042	17,318
The First of Long Island Corp.	2,834	60,223
First United Corp.	789	13,902
Flagstar Bancorp, Inc.	5,992	270,239
FNCB Bancorp, Inc. (b)	2,210	16,663
Franklin Financial Services Corp. (b)	519	16,182
Fulton Financial Corp.	19,884	338,625
FVCBankcorp, Inc. (a)	1,468	25,426
German American Bancorp Inc. (b)	3,089	142,774
Glacier Bancorp, Inc.	11,860	676,969
Great Southern Bancorp, Inc.	1,409	79,848
Great Western Bancorp, Inc.	6,886	208,577
Guaranty Bancshares, Inc.	931	34,214
Hancock Whitney Corp.	10,676	448,499
Hanmi Financial Corp.	3,765	74,283
HarborOne Bancorp, Inc.	6,530	87,959
Hawthorn Bancshares, Inc.	683	14,541
HBT Financial, Inc.	1,184	20,270
Heartland Financial USA, Inc.	4,290	215,615
Heritage Commerce Corp.	7,038	86,004
Heritage Financial Corp.	4,467	126,148

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hilltop Holdings, Inc.	8,132	$277,545
Home BancShares, Inc.	19,060	515,573
HomeStreet, Inc.	2,631	115,948
Hope Bancorp, Inc.	14,511	218,536
Horizon Bancorp, Inc.	5,273	97,972
Howard Bancorp, Inc. (a)	1,637	26,912
Independent Bank Corp.	4,092	344,505
Independent Bank Corp. of Michigan	2,615	61,819
Independent Bank Group, Inc.	4,611	333,099
International Bancshares Corp.	6,659	309,111
Investar Holding Corp.	1,237	25,420
Kearny Financial Corp.	9,364	113,117
Lakeland Bancorp, Inc.	6,050	105,451
Lakeland Financial Corp.	2,996	207,293
Landmark Bancorp, Inc.	463	12,232
LCNB Corp.	1,505	26,338
Level One Bancorp, Inc.	627	16,164
Limestone Bancorp, Inc. (a)	596	9,447
Live Oak Bancshares, Inc.	3,518	240,948
Luther Burbank Corp.	2,311	27,339
Macatawa Bank Corp.	3,327	33,104
Mackinac Financial Corp.	1,126	15,787
MainStreet Bancshares, Inc. (a)	753	15,632
Mercantile Bank Corp.	1,966	63,836
Merchants Bancorp	1,083	45,421
Meridian Corp.	649	16,874
Meta Financial Group, Inc.	3,849	174,398
Metrocity Bankshares, Inc. (b)	2,097	32,252
Metropolitan Bank Holding Corp. (a)	863	43,461
Mid Penn Bancorp, Inc.	845	22,654
Middlefield Banc Corp.	735	15,406
Midland States Bancorp, Inc.	2,634	73,067
MidWestOne Financial Group, Inc.	1,820	56,365
MVB Financial Corp.	1,168	39,478
National Bank Holdings Corp. Class A	3,627	143,919
National Bankshares, Inc.	813	28,870
NBT Bancorp, Inc.	5,255	209,674
Nicolet Bankshares, Inc. (a)	1,115	93,058
Northeast Bank	894	23,593
Northrim BanCorp, Inc.	746	31,712
Norwood Financial Corp. (b)	747	19,878
Oak Valley Bancorp (b)	885	15,178
OFG Bancorp	6,241	141,171
Ohio Valley Banc Corp.	501	12,164
Old National Bancorp	20,297	392,544
Old Second Bancorp, Inc.	3,413	45,086
OP Bancorp	1,429	15,033
Origin Bancorp, Inc.	2,709	114,889
Orrstown Financial Services, Inc.	1,370	30,551

	Number of Shares	Value
Park National Corp.	1,786	$230,930
Parke Bancorp, Inc.	1,313	26,247
Partners Bancorp (b)	1,269	9,276
PCB Bancorp (b)	1,536	23,040
PCSB Financial Corp.	1,767	29,350
Peapack Gladstone Financial Corp.	2,256	69,665
Penns Woods Bancorp, Inc.	867	20,886
Peoples Bancorp of North Carolina, Inc.	569	13,451
Peoples Bancorp, Inc.	2,270	75,296
Peoples Financial Services Corp.	841	35,524
Pioneer Bancorp, Inc. (a)	1,493	17,393
Plumas Bancorp	550	16,088
Ponce de Leon Federal Bank (a)	876	9,732
Preferred Bank	1,700	108,256
Premier Financial Bancorp, Inc.	1,557	28,945
Premier Financial Corp.	4,633	154,094
Primis Financial Corp.	2,453	35,667
Provident Bancorp, Inc.	2,035	29,304
QCR Holdings, Inc.	1,825	86,177
RBB Bancorp	2,042	41,391
Red River Bancshares, Inc.	606	33,942
Reliant Bancorp, Inc.	1,835	52,701
Renasant Corp.	6,731	278,529
Republic Bancorp, Inc. Class A	1,188	52,617
Republic First Bancorp, Inc. (a)	5,271	19,872
Richmond Mutual BanCorp, Inc.	1,500	20,340
S&T Bancorp, Inc.	4,761	159,493
Salisbury Bancorp, Inc.	287	12,746
Sandy Spring Bancorp, Inc.	5,715	248,202
SB Financial Group, Inc.	888	16,215
Seacoast Banking Corp. of Florida (a)	6,382	231,284
Select Bancorp, Inc. (a)	1,858	20,568
ServisFirst Bancshares, Inc.	6,059	371,598
Shore Bancshares, Inc. (b)	1,420	24,168
Sierra Bancorp	1,709	45,801
Silvergate Capital Corp. Class A (a)	2,411	342,772
Simmons First National Corp. Class A	13,479	399,922
SmartFinancial, Inc.	1,758	38,061
South Plains Financial, Inc.	1,322	30,036
South State Corp.	8,669	680,603
Southern First Bancshares, Inc. (a)	899	42,145
Southside Bancshares, Inc.	3,917	150,844
Spirit of Texas Bancshares, Inc.	1,626	36,276
Standard AVB Financial Corp.	480	15,672
Sterling Bancorp, Inc.	1,865	10,556
Stock Yards Bancorp, Inc.	2,588	132,143
Summit Financial Group, Inc.	1,358	36,055
Texas Capital Bancshares, Inc. (a)	6,279	445,307

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tompkins Financial Corp.	1,773	$146,627
Towne Bank	8,262	251,165
TriCo Bancshares	3,257	154,284
TriState Capital Holdings, Inc. (a)	3,397	78,335
Triumph Bancorp, Inc. (a)	2,823	218,472
TrustCo Bank Corp NY	11,743	86,546
Trustmark Corp.	7,780	261,875
UMB Financial Corp.	5,399	498,490
United Bankshares, Inc.	15,407	594,402
United Community Banks, Inc.	9,782	333,762
United Security Bancshares/Fresno CA	1,615	13,227
Unity Bancorp, Inc.	929	20,438
Univest Financial Corp.	3,556	101,666
Valley National Bancorp	49,306	677,464
Veritex Holdings, Inc.	5,895	192,884
Walker & Dunlop, Inc.	3,514	361,028
Washington Trust Bancorp, Inc.	2,099	108,371
WesBanco, Inc.	8,057	290,535
West BanCorp, Inc.	2,130	51,312
Westamerica Bancorp.	3,271	205,353
Western New England Bancorp, Inc.	2,841	23,950
		29,934,928
Diversified Financial Services — 2.5%
Altisource Portfolio Solutions SA (a)	576	5,293
Amerant Bancorp, Inc. (a)	2,798	51,959
Arlington Asset Investment Corp. Class A (a)	4,261	17,214
Artisan Partners Asset Management, Inc. Class A	6,976	363,938
Assetmark Financial Holdings, Inc. (a)	2,026	47,287
Associated Capital Group, Inc. Class A	217	7,782
Atlanticus Holdings Corp. (a)	646	19,593
B. Riley Financial, Inc.	2,476	139,597
BGC Partners, Inc. Class A	38,233	184,665
Blucora, Inc. (a)	5,934	98,742
Boston Private Financial Holdings, Inc.	10,133	134,972
Brightsphere Investment Group, Inc.	7,633	155,560
Cohen & Steers, Inc.	3,038	198,472
Columbia Financial, Inc. (a)	5,916	103,412
Cowen, Inc. Class A	3,154	110,863
Curo Group Holdings Corp.	2,296	33,499
Diamond Hill Investment Group, Inc.	378	58,972
Encore Capital Group, Inc. (a)	3,877	155,972
Enova International, Inc. (a)	4,309	152,883
EZCORP, Inc. Class A (a)	5,840	29,025

	Number of Shares	Value
Federal Agricultural Mortgage Corp. Class C	1,118	$112,605
Federated Hermes, Inc.	11,803	369,434
First Western Financial, Inc. (a)	721	18,032
Focus Financial Partners, Inc. Class A (a)	4,784	199,110
GAMCO Investors, Inc. Class A	603	11,186
Greenhill & Co., Inc.	1,693	27,901
Hamilton Lane, Inc. Class A	3,984	352,823
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	9,117	511,464
Home Point Capital, Inc. (a)	907	8,435
Houlihan Lokey, Inc.	6,425	427,327
I3 Verticals, Inc. Class A (a)	2,266	70,529
International Money Express, Inc. (a)	3,485	52,310
LendingClub Corp. (a)	8,737	144,335
Marlin Business Services Corp.	963	13,135
MMA Capital Holdings, Inc. (a)	606	13,823
Moelis & Co. Class A	6,551	359,519
Mr Cooper Group, Inc. (a)	9,386	326,257
Navient Corp.	22,870	327,270
Nelnet, Inc. Class A	2,151	156,464
Oportun Financial Corp. (a) (b)	2,414	49,994
Oppenheimer Holdings, Inc. Class A	1,159	46,418
Paysign, Inc. (a)	3,781	16,523
PennyMac Financial Services, Inc.	5,151	344,447
Piper Sandler Cos.	2,169	237,831
PJT Partners, Inc. Class A	2,894	195,779
PRA Group, Inc. (a)	5,612	208,037
PROG Holdings, Inc.	8,357	361,774
Pzena Investment Management, Inc. Class A	1,998	21,039
Regional Management Corp.	1,068	37,017
Sculptor Capital Management, Inc. (b)	2,270	49,668
Siebert Financial Corp. (a) (b)	1,246	5,046
Silvercrest Asset Management Group, Inc. Class A	1,138	16,364
Stifel Financial Corp.	12,399	794,280
Stonex Group, Inc. (a)	2,011	131,479
SWK Holdings Corp. (a)	368	5,351
Virtus Investment Partners, Inc.	908	213,834
Waddell & Reed Financial, Inc. Class A	7,623	190,956
Westwood Holdings Group, Inc.	948	13,708
WisdomTree Investments, Inc.	17,062	106,637
World Acceptance Corp. (a)	538	69,811
		8,687,652
Insurance — 2.4%
Ambac Financial Group, Inc. (a)	5,663	94,799

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American Equity Investment Life Holding Co.	11,259	$354,996
AMERISAFE, Inc.	2,396	153,344
Argo Group International Holdings Ltd.	4,042	203,393
BRP Group, Inc. Class A (a)	5,224	142,354
Citizens, Inc. (a) (b)	6,006	34,775
CNO Financial Group, Inc.	16,653	404,501
Crawford & Co. Class A	2,122	22,599
Donegal Group, Inc. Class A	1,383	20,551
eHealth, Inc. (a)	3,197	232,518
Employers Holdings, Inc.	3,586	154,413
Enstar Group Ltd. (a)	1,494	368,615
Essent Group Ltd.	13,664	648,903
FBL Financial Group, Inc. Class A	1,173	65,594
Fednat Holding Co.	1,547	7,163
Genworth Financial, Inc. Class A (a)	62,647	207,988
Goosehead Insurance, Inc. Class A	1,638	175,561
Greenlight Capital Re Ltd. Class A (a)	3,386	29,458
GWG Holdings, Inc. (a) (b)	411	2,873
HCI Group, Inc. (b)	758	58,230
Heritage Insurance Holdings, Inc.	3,062	33,927
Horace Mann Educators Corp.	5,169	223,353
Independence Holding Co.	578	23,033
Investors Title Co.	160	26,560
James River Group Holdings Ltd.	3,715	169,478
Kinsale Capital Group, Inc.	2,624	432,435
MBIA, Inc. (a) (b)	6,191	59,557
Midwest Holding, Inc. (a)	121	6,049
National Western Life Group, Inc. Class A	320	79,680
NI Holdings, Inc. (a)	1,154	21,326
NMI Holdings, Inc. Class A (a)	10,215	241,483
Palomar Holdings, Inc. (a)	2,517	168,740
ProAssurance Corp.	6,626	177,312
ProSight Global, Inc. (a)	1,201	15,133
Protective Insurance Corp. Class B	1,101	25,180
Radian Group, Inc.	23,709	551,234
RLI Corp.	4,907	547,474
Safety Insurance Group, Inc.	1,787	150,555
Security National Financial Corp. Class A (a)	1,168	10,921
Selective Insurance Group, Inc.	7,339	532,371
Selectquote, Inc. (a)	16,186	477,649
SiriusPoint Ltd. (a)	10,352	105,280
State Auto Financial Corp.	2,162	42,613
Stewart Information Services Corp.	3,276	170,450
Tiptree, Inc.	3,091	27,664
Trean Insurance Group, Inc. (a)	1,393	22,497

	Number of Shares	Value
Trupanion, Inc. (a)	3,740	$285,025
United Fire Group, Inc.	2,615	91,002
United Insurance Holdings Corp.	2,330	16,799
Universal Insurance Holdings, Inc.	3,267	46,849
Vericity, Inc. (a)	272	2,690
Watford Holdings Ltd. (a)	2,090	72,335
		8,239,282
Investment Companies — 0.2%
Cannae Holdings, Inc. (a)	10,680	423,142
Grid Dynamics Holdings, Inc. (a)	3,394	54,066
Rafael Holdings, Inc. Class B (a)	1,132	45,190
StepStone Group, Inc. Class A	2,383	84,048
		606,446
Private Equity — 0.0%
Safeguard Scientifics, Inc. (a)	2,307	15,734
Real Estate — 0.8%
Alexander & Baldwin, Inc.	9,026	151,547
Alset EHome International, Inc. (a) (b)	253	2,927
American Realty Investors, Inc. (a) (b)	159	1,404
Cushman & Wakefield PLC (a)	13,740	224,237
eXp World Holdings, Inc. (a) (b)	6,167	280,907
Fathom Holdings, Inc. (a)	597	21,868
FRP Holdings, Inc. (a)	802	39,474
Kennedy-Wilson Holdings, Inc.	15,047	304,100
Legacy Housing Corp. (a)	944	16,737
Marcus & Millichap, Inc. (a)	2,866	96,584
Maui Land & Pineapple Co., Inc. (a)	786	9,078
McGrath RentCorp	2,982	240,498
Newmark Group, Inc. Class A	18,020	180,290
RE/MAX Holdings, Inc. Class A	2,244	88,391
Realogy Holdings Corp. (a)	14,231	215,315
Redfin Corp. (a) (b)	12,357	822,853
The RMR Group, Inc. Class A	1,860	75,907
The St. Joe Co.	4,088	175,375
Stratus Properties, Inc. (a)	736	22,448
Transcontinental Realty Investors, Inc. (a)	198	4,261
		2,974,201
Real Estate Investment Trusts (REITS) — 6.2%
Acadia Realty Trust	10,556	200,247
Agree Realty Corp.	7,683	517,143
Alexander’s, Inc.	262	72,653
Alpine Income Property Trust, Inc.	818	14,200
American Assets Trust, Inc.	6,268	203,334
American Finance Trust, Inc.	13,458	132,158
Apollo Commercial Real Estate Finance, Inc.	17,587	245,690
Arbor Realty Trust, Inc.	14,336	227,942

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ares Commercial Real Estate Corp.	3,790	$51,999
Armada Hoffler Properties, Inc.	7,083	88,821
ARMOUR Residential REIT, Inc. (b)	7,895	96,319
Blackstone Mortgage Trust, Inc. Class A (b)	17,198	533,138
Bluerock Residential Growth REIT, Inc.	2,822	28,530
Broadmark Realty Capital, Inc.	16,037	167,747
Broadstone Net Lease, Inc.	4,344	79,495
BRT Apartments Corp.	1,297	21,841
Capstead Mortgage Corp.	11,741	73,146
CareTrust REIT, Inc.	11,885	276,742
Catchmark Timber Trust, Inc. Class A	6,029	61,375
Centerspace	1,600	108,800
Chatham Lodging Trust	5,652	74,380
Cherry Hill Mortgage Investment Corp. (b)	1,822	17,017
Chimera Investment Corp.	23,949	304,152
CIM Commercial Trust Corp.	1,309	16,873
City Office REIT, Inc.	5,273	55,999
Clipper Realty, Inc.	1,893	14,993
Colony Capital, Inc. (b)	59,589	386,137
Colony Credit Real Estate Inc.	10,436	88,915
Columbia Property Trust, Inc.	14,147	241,914
Community Healthcare Trust, Inc.	2,745	126,599
CorEnergy Infrastructure Trust, Inc. (b)	1,826	12,910
CorePoint Lodging Inc.	4,793	43,281
CTO Realty Growth, Inc.	727	37,811
DiamondRock Hospitality Co. (a)	24,814	255,584
Diversified Healthcare Trust	29,519	141,101
Dynex Capital, Inc.	3,165	59,913
Easterly Government Properties, Inc.	10,184	211,114
EastGroup Properties, Inc.	4,868	697,487
Ellington Financial, Inc.	5,040	80,690
Ellington Residential Mortgage REIT	1,160	14,280
Essential Properties Realty Trust, Inc.	12,929	295,169
Farmland Partners, Inc.	3,117	34,942
Four Corners Property Trust, Inc.	9,086	248,956
Franklin Street Properties Corp.	12,994	70,817
The GEO Group, Inc. (b)	14,485	112,404
Getty Realty Corp.	4,284	121,323
Gladstone Commercial Corp.	4,176	81,683
Gladstone Land Corp.	2,660	48,678
Global Medical REIT, Inc.	5,418	71,030
Global Net Lease, Inc.	11,163	201,604
Granite Point Mortgage Trust, Inc.	6,732	80,582
Great Ajax Corp.	2,591	28,242
Healthcare Realty Trust, Inc.	17,271	523,657

	Number of Shares	Value
Hersha Hospitality Trust (a)	4,104	$43,297
Independence Realty Trust, Inc.	12,592	191,398
Indus Realty Trust, Inc.	418	25,117
Industrial Logistics Properties Trust	8,182	189,250
Innovative Industrial Properties, Inc. (b)	2,904	523,185
Invesco Mortgage Capital, Inc. (b)	28,840	115,648
iStar, Inc. (b)	8,974	159,558
Kite Realty Group Trust	10,348	199,613
KKR Real Estate Finance Trust, Inc.	3,495	64,273
Ladder Capital Corp.	13,144	155,099
Lexington Realty Trust	34,054	378,340
LTC Properties, Inc.	4,774	199,171
The Macerich Co. (b)	18,596	217,573
Mack-Cali Realty Corp.	10,853	168,004
MFA Financial, Inc.	56,390	229,507
Monmouth Real Estate Investment Corp.	11,935	211,130
National Health Investors, Inc.	5,373	388,360
National Storage Affiliates Trust	7,812	311,933
NETSTREIT Corp.	2,759	51,014
New Senior Investment Group, Inc.	9,925	61,833
New York Mortgage Trust, Inc.	47,095	210,515
NexPoint Residential Trust, Inc.	2,703	124,581
Office Properties, Inc. ome Trust	5,985	164,707
One Liberty Properties, Inc.	2,004	44,629
Orchid Island Capital, Inc. (b)	10,636	63,922
Pebblebrook Hotel Trust	16,161	392,551
PennyMac Mortgage Investment Trust	12,190	238,924
Physicians Realty Trust	25,775	455,444
Piedmont Office Realty Trust, Inc. Class A	15,344	266,525
Plymouth Industrial REIT, Inc.	3,030	51,056
PotlatchDeltic Corp.	8,143	430,928
Preferred Apartment Communities, Inc. Class A	5,895	58,066
PS Business Parks, Inc.	2,499	386,295
QTS Realty Trust, Inc. Class A (b)	7,961	493,900
Ready Capital Corp. REIT	7,142	95,848
Redwood Trust, Inc.	13,794	143,596
Retail Opportunity Investments Corp.	14,441	229,179
Retail Properties of America, Inc. Class A	26,656	279,355
Retail Value, Inc.	2,043	38,225
RLJ Lodging Trust	20,374	315,390
RPT Realty	9,902	112,982
Ryman Hospitality Properties, Inc.	6,259	485,135
Sabra Health Care REIT, Inc.	25,440	441,638
Safehold, Inc. (b)	2,239	156,954

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Saul Centers, Inc.	1,482	$59,443
Seritage Growth Properties Class A (a)	4,233	77,676
Service Properties Trust	20,353	241,387
SITE Centers Corp.	19,039	258,169
STAG Industrial, Inc.	19,732	663,193
Summit Hotel Properties, Inc.	12,730	129,337
Sunstone Hotel Investors, Inc.	26,699	332,670
Tanger Factory Outlet Centers, Inc. (b)	11,242	170,091
Terreno Realty Corp.	8,334	481,455
TPG RE Finance Trust, Inc.	7,335	82,152
Two Harbors Investment Corp.	33,855	248,157
UMH Properties, Inc.	4,574	87,684
Uniti Group, Inc.	23,986	264,566
Universal Health Realty Income Trust	1,603	108,651
Urban Edge Properties	14,447	238,664
Urstadt Biddle Properties, Inc. Class A	3,665	61,022
Washington Real Estate Investment Trust	10,332	228,337
Western Asset Mortgage Capital Corp. (b)	7,372	23,517
Whitestone REIT	4,965	48,161
Xenia Hotels & Resorts, Inc.	14,067	274,307
		21,643,844
Savings & Loans — 1.0%
Axos Financial, Inc. (a)	7,075	332,596
Banc of California, Inc.	5,503	99,494
BankFinancial Corp.	1,604	16,553
Berkshire Hills Bancorp, Inc.	5,576	124,456
Brookline Bancorp, Inc.	9,556	143,340
Capitol Federal Financial, Inc.	16,321	216,172
Community Bankers Trust Corp.	2,573	22,694
Eagle Bancorp Montana, Inc.	817	19,869
ESSA Bancorp, Inc. (b)	1,121	17,936
First Capital, Inc. (b)	386	18,802
First Savings Financial Group, Inc.	224	15,039
Flushing Financial Corp.	3,616	76,768
FS Bancorp, Inc.	476	31,987
Greene County Bancorp, Inc. (b)	352	8,804
Hingham Institution for Savings	172	48,807
Home Bancorp Inc.	900	32,445
HomeTrust Bancshares, Inc.	1,932	47,044
Investors Bancorp, Inc.	28,851	423,821
Meridian Bancorp, Inc.	5,768	106,247
Northfield Bancorp, Inc.	5,881	93,626
Northwest Bancshares, Inc.	14,518	209,785
OceanFirst Financial Corp.	7,369	176,414
Oconee Federal Financial Corp.	153	3,990
Pacific Premier Bancorp, Inc.	9,903	430,186
Provident Financial Holdings, Inc.	713	12,050

	Number of Shares	Value
Provident Financial Services, Inc.	8,787	$195,774
Prudential Bancorp, Inc.	945	13,948
Riverview Bancorp, Inc.	2,450	16,979
Southern Missouri Bancorp, Inc.	913	35,990
Territorial Bancorp, Inc.	995	26,328
Timberland Bancorp, Inc.	937	26,058
Washington Federal, Inc.	9,470	291,676
Waterstone Financial, Inc.	2,633	53,766
WSFS Financial Corp.	5,855	291,520
		3,680,964
		75,783,051
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	3,779	57,176
Industrial — 13.6%
Aerospace & Defense — 0.7%
AAR Corp.	4,171	173,722
Aerojet Rocketdyne Holdings, Inc.	8,966	421,043
Aerovironment, Inc. (a)	2,687	311,853
Astronics Corp. (a)	2,915	52,587
Barnes Group, Inc.	5,799	287,283
Ducommun, Inc. (a)	1,312	78,720
Kaman Corp.	3,442	176,540
Kratos Defense & Security Solutions, Inc. (a)	15,082	411,437
Moog, Inc. Class A	3,599	299,257
National Presto Industries, Inc.	642	65,529
Triumph Group, Inc.	6,398	117,595
		2,395,566
Building Materials — 1.9%
AAON, Inc.	5,106	357,471
American Woodmark Corp. (a)	2,099	206,919
Apogee Enterprises, Inc.	3,164	129,344
Boise Cascade Co.	4,854	290,415
Builders FirstSource, Inc. (a)	25,256	1,171,121
Caesarstone Ltd.	2,694	36,989
Cornerstone Building Brands, Inc. (a)	5,449	76,450
Forterra, Inc. (a)	3,557	82,700
Gibraltar Industries, Inc. (a)	4,045	370,158
Griffon Corp.	5,692	154,652
JELD-WEN Holding, Inc. (a)	8,438	233,648
Louisiana-Pacific Corp.	13,619	755,310
LSI Industries, Inc.	3,081	26,281
Masonite International Corp. (a)	3,024	348,486
Patrick Industries, Inc.	2,774	235,790
PGT Innovations, Inc. (a)	7,109	179,502
Research Frontiers, Inc. (a) (b)	3,029	8,602

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Simpson Manufacturing Co., Inc.	5,406	$560,764
SPX Corp. (a)	5,341	311,220
Summit Materials, Inc. Class A (a)	14,223	398,529
UFP Industries, Inc.	7,423	562,960
US Concrete, Inc. (a)	1,966	144,147
		6,641,458
Electrical Components & Equipment — 0.5%
American Superconductor Corp. (a) (b)	3,296	62,492
Belden, Inc.	5,496	243,858
Encore Wire Corp.	2,511	168,564
EnerSys	5,243	476,064
Graham Corp.	1,193	16,988
Insteel Industries, Inc.	2,290	70,624
nLight, Inc. (a)	4,342	140,681
Novanta, Inc. (a)	4,233	558,290
Orion Energy Systems, Inc. (a) (b)	3,274	22,787
Powell Industries, Inc.	1,125	38,104
Ultralife Corp. (a)	1,030	8,528
		1,806,980
Electronics — 1.9%
Advanced Energy Industries, Inc.	4,702	513,317
Akoustis Technologies, Inc. (a)	4,493	59,937
Allied Motion Technologies, Inc.	914	46,916
API Group Corp. (a) (e)	17,403	359,894
Applied Optoelectronics, Inc. (a) (b)	2,632	22,004
Atkore ,Inc. (a)	5,794	416,589
Badger Meter, Inc.	3,627	337,565
Bel Fuse, Inc. Class B	1,284	25,539
Benchmark Electronics, Inc.	4,483	138,614
Brady Corp. Class A	5,845	312,415
Comtech Telecommunications Corp.	3,034	75,365
CyberOptics Corp. (a)	903	23,451
FARO Technologies, Inc. (a)	2,212	191,493
Fluidigm Corp. (a) (b)	9,192	41,548
GoPro, Inc. Class A (a) (b)	15,170	176,579
II-VI, Inc. (a) (b)	12,719	869,598
IntriCon Corp. (a)	1,009	25,871
Itron, Inc. (a)	5,459	483,940
Kimball Electronics, Inc. (a)	2,994	77,245
Knowles Corp. (a)	10,955	229,179
LENSAR, Inc. (a)	975	7,078
Luna Innovations, Inc. (a)	3,601	37,919
Mesa Laboratories, Inc.	587	142,934
Napco Security Technologies, Inc. (a) (b)	1,762	61,370
NVE Corp.	614	43,041
OSI Systems, Inc. (a)	2,085	200,368

	Number of Shares	Value
Plexus Corp. (a)	3,503	$321,716
Sanmina Corp. (a)	7,959	329,343
SMART Global Holdings, Inc. (a)	1,793	82,514
Stoneridge, Inc. (a)	3,238	103,001
TTM Technologies, Inc. (a)	12,371	179,379
Turtle Beach Corp. (a)	1,704	45,446
Vicor Corp. (a)	2,405	204,497
Vishay Intertechnology, Inc.	16,414	395,249
Vishay Precision Group, Inc. (a)	1,534	47,263
Wrap Technologies, Inc. (a) (b)	1,306	7,261
		6,635,438
Engineering & Construction — 2.0%
908 Devices, Inc. (a)	904	43,844
Aegion Corp. (a)	3,728	107,180
Arcosa, Inc.	6,008	391,061
Comfort Systems USA, Inc.	4,462	333,624
Concrete Pumping Holdings, Inc. (a)	3,311	24,534
Construction Partners, Inc. Class A (a)	3,468	103,624
Dycom Industries, Inc. (a)	3,807	353,480
EMCOR Group, Inc.	6,742	756,183
Exponent, Inc.	6,366	620,367
Fluor Corp.	17,467	403,313
Granite Construction, Inc.	5,823	234,376
Great Lakes Dredge & Dock Corp. (a)	7,812	113,899
IES Holdings, Inc. (a)	1,017	51,267
Iteris, Inc. (a) (b)	5,101	31,473
KBR, Inc.	17,632	676,892
MasTec, Inc. (a)	7,032	658,898
Mistras Group, Inc. (a)	2,312	26,380
MYR Group, Inc. (a)	2,004	143,627
NV5 Global, Inc. (a)	1,342	129,597
Primoris Services Corp.	5,974	197,919
Sterling Construction Co., Inc. (a)	3,402	78,926
TopBuild Corp. (a)	4,097	858,035
Tutor Perini Corp. (a)	4,993	94,617
WillScot Mobile Mini Holdings Corp. (a)	21,450	595,237
		7,028,353
Environmental Controls — 0.6%
Advanced Emissions Solutions, Inc.	2,110	11,605
Casella Waste Systems, Inc. Class A (a)	6,058	385,107
CECO Environmental Corp. (a)	3,827	30,348
Covanta Holding Corp.	14,740	204,297
Energy Recovery, Inc. (a)	4,956	90,893
Harsco Corp. (a)	9,730	166,870
Heritage-Crystal Clean, Inc. (a)	1,925	52,225
Montrose Environmental Group, Inc. (a)	2,659	133,455

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pure Cycle Corp. (a)	2,443	$32,785
Sharps Compliance Corp. (a)	1,787	25,679
Tetra Tech, Inc.	6,681	906,745
US Ecology, Inc. (a)	3,885	161,772
		2,201,781
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	5,729	452,247
Hurco Cos., Inc.	788	27,816
Kennametal, Inc.	10,312	412,171
Luxfer Holdings PLC	3,418	72,735
		964,969
Machinery – Construction & Mining — 0.3%
Argan, Inc.	1,814	96,777
Astec Industries, Inc.	2,793	210,648
Bloom Energy Corp. Class A (a) (b)	11,011	297,848
Hyster-Yale Materials Handling, Inc.	1,218	106,112
The Manitowoc Co., Inc. (a)	4,169	85,965
Terex Corp.	8,365	385,375
		1,182,725
Machinery – Diversified — 1.4%
Alamo Group, Inc.	1,211	189,098
Altra Industrial Motion Corp.	8,006	442,892
Applied Industrial Technologies, Inc.	4,808	438,345
Cactus, Inc. Class A	5,918	181,209
Chart Industries, Inc. (a)	4,473	636,731
CIRCOR International, Inc. (a)	2,457	85,553
Columbus McKinnon Corp.	2,938	155,009
CSW Industrials, Inc.	1,701	229,635
DXP Enterprises, Inc. (a)	2,022	61,004
Eastman Kodak Co. (a) (b)	1,932	15,205
Gencor Industries, Inc. (a)	1,121	15,033
The Gorman-Rupp Co.	2,179	72,147
Hydrofarm Holdings Group, Inc. (a)	1,195	72,082
Ichor Holdings Ltd. (a)	3,353	180,391
Intevac, Inc. (a)	2,885	20,628
Kadant, Inc.	1,424	263,454
Lindsay Corp.	1,357	226,103
Mueller Water Products, Inc. Class A	19,234	267,160
NN, Inc. (a)	5,133	36,290
Ranpak Holdings Corp. (a)	3,557	71,353
SPX FLOW, Inc.	5,285	334,699
Tennant Co.	2,249	179,673
Thermon Group Holdings, Inc. (a)	4,012	78,194
Watts Water Technologies, Inc. Class A	3,407	404,786
Welbilt, Inc. (a)	16,184	262,990
		4,919,664

	Number of Shares	Value
Metal Fabricate & Hardware — 1.1%
Advanced Drainage Systems, Inc.	6,987	$722,386
AZZ, Inc.	3,111	156,639
The Eastern Co.	673	18,036
Helios Technologies, Inc.	3,863	281,497
Lawson Products, Inc. (a)	567	29,405
LB Foster Co. Class A (a)	1,278	22,876
Mayville Engineering Co., Inc. (a)	955	13,733
Mueller Industries, Inc.	6,992	289,119
Northwest Pipe Co. (a)	1,190	39,770
Olympic Steel, Inc.	1,133	33,367
Omega Flex, Inc.	362	57,153
Park-Ohio Holdings Corp.	1,051	33,096
Proto Labs, Inc. (a)	3,316	403,723
RBC Bearings, Inc. (a)	3,047	599,558
Rexnord Corp.	14,936	703,336
Ryerson Holding Corp. (a)	2,021	34,438
Standex International Corp.	1,513	144,597
TimkenSteel Corp. (a)	5,576	65,518
Tredegar Corp.	3,253	48,828
Worthington Industries, Inc.	4,324	290,097
		3,987,172
Miscellaneous - Manufacturing — 1.1%
American Outdoor Brands, Inc. (a)	1,738	43,798
Chase Corp.	907	105,566
Enerpac Tool Group Corp.	7,412	193,601
EnPro Industries, Inc.	2,581	220,082
ESCO Technologies, Inc.	3,190	347,359
Fabrinet (a)	4,567	412,811
Federal Signal Corp.	7,476	286,331
Haynes International, Inc.	1,554	46,107
Hillenbrand, Inc.	9,164	437,214
John Bean Technologies Corp.	3,885	518,026
Lydall, Inc. (a)	2,093	70,618
Materion Corp.	2,518	166,792
Myers Industries, Inc.	4,416	87,260
NL Industries, Inc.	1,160	8,642
Park Aerospace Corp.	2,401	31,741
Raven Industries, Inc.	4,431	169,840
Smith & Wesson Brands, Inc.	6,890	120,231
Sturm, Ruger & Co., Inc.	2,098	138,615
Trinseo SA	4,743	301,987
		3,706,621
Packaging & Containers — 0.3%
Greif, Inc. Class A	3,194	182,058
Greif, Inc. Class B	744	42,586
Matthews International Corp. Class A	3,849	152,228
O-I Glass, Inc.	19,473	287,032

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pactiv Evergreen, Inc.	4,866	$66,859
TriMas Corp. (a)	5,084	154,147
UFP Technologies, Inc. (a)	828	41,251
		926,161
Transportation — 1.3%
Air Transport Services Group, Inc. (a)	7,306	213,774
ArcBest Corp.	3,128	220,117
Ardmore Shipping Corp.	4,256	19,322
Atlas Air Worldwide Holdings, Inc. (a)	3,196	193,166
Costamare, Inc.	6,118	58,855
Covenant Logistics Group, Inc. (a)	1,498	30,844
CryoPort, Inc. (a) (b)	4,945	257,189
Daseke, Inc. (a)	5,466	46,406
DHT Holdings, Inc.	13,693	81,200
Diamond S Shipping, Inc. (a)	3,422	34,323
Dorian LPG Ltd. (a)	4,641	60,936
Eagle Bulk Shipping, Inc. (a) (b)	812	29,329
Echo Global Logistics, Inc. (a)	3,273	102,805
Eneti, Inc. (b)	1,055	22,187
Forward Air Corp.	3,398	301,776
Frontline Ltd. (b)	14,494	103,632
Genco Shipping & Trading Ltd.	2,207	22,247
Golar LNG Ltd. (a)	12,697	129,890
Heartland Express, Inc.	5,995	117,382
Hub Group, Inc. Class A (a)	4,063	273,359
International Seaways, Inc.	2,946	57,094
Marten Transport Ltd.	7,251	123,049
Matson, Inc.	5,305	353,844
Nordic American Tankers Ltd.	18,318	59,534
Overseas Shipholding Group, Inc. Class A (a)	8,404	17,312
PAM Transportation Services, Inc. (a)	211	13,019
Pangaea Logistics Solutions Ltd.	1,543	4,876
Radiant Logistics, Inc. (a)	4,997	34,729
Safe Bulkers, Inc. (a)	6,087	14,913
Saia, Inc. (a)	3,257	750,999
Scorpio Tankers, Inc.	6,218	114,784
SEACOR Holdings, Inc. (a)	2,357	96,048
SFL Corp. Ltd.	11,618	93,176
Tidewater, Inc. (a)	4,968	62,249
Universal Logistics Holdings, Inc.	984	25,889
US Xpress Enterprises, Inc. Class A (a) (b)	2,845	33,429
Werner Enterprises, Inc.	7,363	347,313
		4,520,996
Trucking & Leasing — 0.2%
GATX Corp.	4,333	401,842
General Finance Corp. (a)	1,345	16,342

	Number of Shares	Value
The Greenbrier Cos., Inc.	4,010	$189,352
Willis Lease Finance Corp. (a)	374	16,254
		623,790
		47,541,674
Technology — 10.0%
Computers — 2.1%
3D Systems Corp. (a)	14,998	411,545
Cognyte Software Ltd. (a)	8,061	224,176
Conduent, Inc. (a)	20,302	135,211
Corsair Gaming, Inc. (a) (b)	2,836	94,410
Cubic Corp.	3,924	292,613
Diebold Nixdorf, Inc. (a)	8,719	123,200
Exlservice Holdings, Inc. (a)	4,108	370,377
The ExOne Co. (a)	1,788	56,072
iCAD, Inc. (a)	2,492	52,880
Insight Enterprises, Inc. (a) (b)	4,314	411,642
Mastech Holdings, Inc. (a)	454	7,995
MAXIMUS, Inc.	7,575	674,478
Mitek Systems, Inc. (a)	4,970	72,463
MTS Systems Corp.	2,378	138,400
NetScout Systems, Inc. (a) (b)	8,743	246,203
Onespan, Inc. (a)	4,160	101,920
PAE, Inc. (a)	7,269	65,566
PAR Technology Corp. (a)	2,368	154,891
Parsons Corp. (a)	2,768	111,938
Perspecta, Inc.	17,249	501,083
Ping Identity Holding Corp. (a) (b)	4,592	100,703
PlayAGS, Inc. (a)	3,383	27,335
Qualys, Inc. (a)	4,222	442,381
Quantum Corp. (a)	5,159	42,974
Rapid7, Inc. (a)	6,427	479,519
Rimini Street, Inc. (a)	2,884	25,870
SecureWorks Corp. Class A (a)	1,096	14,665
Startek, Inc. (a)	2,100	16,695
Super Micro Computer, Inc. (a)	5,357	209,244
Sykes Enterprises, Inc. (a)	4,774	210,438
Telos Corp. (a)	2,046	77,584
Tenable Holdings, Inc. (a)	8,824	319,296
TTEC Holdings, Inc.	2,263	227,318
Unisys Corp. (a)	7,681	195,251
Varonis Systems, Inc. (a)	12,519	642,725
Vocera Communications, Inc. (a)	4,004	153,994
		7,433,055
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	21,521	177,333
Semiconductors — 2.6%
Alpha & Omega Semiconductor Ltd. (a)	2,600	85,020

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ambarella, Inc. (a)	4,199	$421,538
Amkor Technology, Inc.	12,395	293,886
Atomera, Inc. (a) (b)	2,161	52,945
Axcelis Technologies, Inc. (a)	4,152	170,606
AXT, Inc. (a) (b)	4,831	56,330
Brooks Automation, Inc.	8,998	734,687
CEVA, Inc. (a)	2,701	151,661
CMC Materials, Inc.	3,595	635,560
Cohu, Inc.	5,164	216,062
CTS Corp.	3,919	121,724
Diodes, Inc. (a)	5,330	425,547
DSP Group, Inc. (a)	2,725	38,831
FormFactor, Inc. (a)	9,596	432,876
GSI Technology, Inc. (a)	2,144	14,343
Impinj, Inc. (a)	2,135	121,417
Intellicheck, Inc. (a)	2,256	18,905
Lattice Semiconductor Corp. (a)	16,870	759,487
MACOM Technology Solutions Holdings, Inc. (a)	5,962	345,915
MaxLinear, Inc. (a)	8,510	290,021
Onto Innovation, Inc. (a)	5,902	387,820
Photronics, Inc. (a)	7,721	99,292
Pixelworks, Inc. (a)	4,974	16,464
Power Integrations, Inc.	7,330	597,248
Rambus, Inc. (a)	14,111	274,318
Semtech Corp. (a)	7,993	551,517
Silicon Laboratories, Inc. (a)	5,383	759,380
SiTime Corp. (a)	1,441	142,083
Synaptics, Inc. (a)	4,328	586,098
Ultra Clean Holdings, Inc. (a)	4,982	289,155
Veeco Instruments, Inc. (a)	5,987	124,170
		9,214,906
Software — 5.2%
1Life Healthcare, Inc. (a)	9,751	381,069
8x8, Inc. (a)	13,171	427,267
ACI Worldwide, Inc. (a)	14,184	539,701
Agilysys, Inc. (a)	2,370	113,665
Akerna Corp. (a)	2,448	12,093
Allscripts Healthcare Solutions, Inc. (a)	19,524	293,153
Altair Engineering, Inc. Class A (a)	5,419	339,067
American Software, Inc. Class A	3,719	76,983
Apollo Medical Holdings, Inc. (a)	2,506	67,888
Appfolio, Inc. Class A (a) (b)	2,026	286,497
Appian Corp. (a) (b)	4,410	586,309
Asure Software, Inc. (a)	1,691	12,919
Avaya Holdings Corp. (a)	10,325	289,410
Avid Technology, Inc. (a)	3,902	82,371
Bandwidth, Inc. Class A (a) (b)	2,385	302,275

	Number of Shares	Value
Benefitfocus, Inc. (a)	3,575	$49,371
Blackbaud, Inc.	6,025	428,257
Blackline, Inc. (a)	6,313	684,329
Bottomline Technologies de, Inc. (a)	5,526	250,051
Box, Inc. Class A (a)	17,709	406,599
Brightcove, Inc. (a)	4,860	97,783
Cardlytics, Inc. (a) (b)	3,705	406,438
Cerence, Inc. (a)	4,712	422,101
Cloudera, Inc. (a) (b)	25,452	309,751
CommVault Systems, Inc. (a)	5,265	339,592
Computer Programs & Systems, Inc.	1,587	48,562
Cornerstone OnDemand, Inc. (a)	7,640	332,951
CSG Systems International, Inc.	4,005	179,784
Daily Journal Corp. (a)	141	44,619
Digi International, Inc. (a)	3,608	68,516
Digimarc Corp. (a) (b)	1,466	43,482
Digital Turbine, Inc. (a)	10,436	838,637
Domo, Inc. Class B (a)	3,268	183,956
Donnelley Financial Solutions, Inc. (a)	3,695	102,832
Ebix, Inc. (b)	3,323	106,436
eGain Corp. (a) (b)	2,505	23,772
Envestnet, Inc. (a)	6,577	475,057
Evolent Health, Inc. Class A (a)	9,381	189,496
Glu Mobile, Inc. (a)	18,314	228,559
GTY Technology Holdings, Inc. (a) (b)	5,328	34,046
Health Catalyst, Inc. (a)	4,193	196,107
IBEX Holdings Ltd. (a) (b)	642	14,124
Immersion Corp. (a)	2,127	20,377
Inovalon Holdings, Inc. Class A (a)	9,270	266,791
Intelligent Systems Corp. (a) (b)	912	37,310
j2 Global, Inc. (a)	5,372	643,888
LivePerson, Inc. (a) (b)	7,737	408,049
ManTech International Corp. Class A	3,377	293,630
MicroStrategy, Inc. Class A (a) (b)	907	615,672
Model N, Inc. (a)	4,295	151,313
NantHealth, Inc. (a)	3,512	11,274
NEOGAMES SA (a)	691	24,717
NextGen Healthcare, Inc. (a)	6,967	126,103
ON24, Inc. (a)	1,075	52,148
Outset Medical, Inc. (a)	1,215	66,084
Park City Group, Inc. (a)	1,423	8,695
PDF Solutions, Inc. (a)	3,560	63,297
Phreesia, Inc. (a)	4,169	217,205
Progress Software Corp.	5,478	241,361
PROS Holdings, Inc. (a)	4,924	209,270
QAD, Inc. Class A	1,441	95,942
Rackspace Technology, Inc. (a)	4,197	99,805
Red Violet, Inc. (a) (b)	808	14,883

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SailPoint Technologies Holding, Inc. (a)	10,938	$553,900
Sapiens International Corp. NV	3,376	107,323
Schrodinger, Inc. /United States (a) (b)	3,736	285,019
Seachange International, Inc. (a) (b)	4,410	6,835
Simulations Plus, Inc. (b)	1,883	119,081
Smith Micro Software, Inc. (a)	4,366	24,035
Sprout Social, Inc. Class A (a)	3,465	200,138
SPS Commerce, Inc. (a)	4,418	438,752
Sumo Logic, Inc. (a)	1,733	32,684
SVMK, Inc. (a)	15,266	279,673
Synchronoss Technologies, Inc. (a)	4,716	16,836
Tabula Rasa HealthCare, Inc. (a) (b)	2,609	120,144
Upland Software, Inc. (a)	3,341	157,662
Verint Systems, Inc. (a)	8,060	366,649
Veritone, Inc. (a)	3,284	78,750
Verra Mobility Corp. (a)	16,646	225,304
Viant Technology, Inc. (a)	1,329	70,291
Workiva, Inc. (a)	4,941	436,093
Xperi Holding Corp.	12,970	282,357
Yext, Inc. (a) (b)	12,979	187,936
Zuora, Inc. Class A (a)	12,680	187,664
		18,160,815
		34,986,109
Utilities — 2.8%
Electric — 1.6%
ALLETE, Inc.	6,474	434,988
Ameresco, Inc. Class A (a)	3,036	147,641
Atlantic Power Corp. (a) (b)	10,402	30,062
Avista Corp.	8,537	407,642
Black Hills Corp.	7,817	521,941
Brookfield Renewable Corp.	15,929	745,477
Clearway Energy, Inc. Class A	4,304	114,099
Clearway Energy, Inc. Class C (b)	10,239	288,125
Evoqua Water Technologies Corp. (a)	14,283	375,643
Genie Energy Ltd. Class B	1,661	10,531
MGE Energy, Inc.	4,530	323,397
NorthWestern Corp.	6,229	406,131
Ormat Technologies, Inc.	5,423	425,868
Otter Tail Corp.	5,053	233,297
PNM Resources, Inc.	10,558	517,870
Portland General Electric Co.	11,183	530,857
Spark Energy, Inc. Class A (b)	1,464	15,635
Unitil Corp.	1,806	82,516
		5,611,720
Gas — 0.8%
Brookfield Infrastructure Corp. Class A	3,935	300,516

	Number of Shares	Value
Chesapeake Utilities Corp.	2,131	$247,366
New Jersey Resources Corp.	11,825	471,463
Northwest Natural Holding Co.	3,788	204,363
ONE Gas, Inc.	6,508	500,530
RGC Resources, Inc.	990	21,958
South Jersey Industries, Inc.	12,520	282,702
Southwest Gas Holdings, Inc.	7,050	484,405
Spire, Inc.	6,226	460,039
		2,973,342
Water — 0.4%
American States Water Co.	4,579	346,264
Artesian Resources Corp. Class A	994	39,144
California Water Service Group	6,139	345,871
Consolidated Water Co. Ltd.	1,835	24,681
Global Water Resources, Inc.	1,602	26,129
Middlesex Water Co.	2,107	166,495
SJW Group	3,255	205,032
Vidler Water Resouces, Inc. (a)	2,096	18,654
The York Water Co.	1,583	77,520
		1,249,790
		9,834,852

TOTAL COMMON STOCK (Cost $249,335,055)		350,593,411

TOTAL EQUITIES (Cost $249,335,055)		350,593,411

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (a) (c) (d)	1,859	—
Tobira Therapeutics Inc., CVR (a) (c) (d)	1,376	10,471
		10,471
Pharmaceuticals — 0.0%
GTx, Inc., CVR (a) (b) (c) (d)	111	—
Omthera Pharmaceuticals Inc., CVR (a) (c) (d)	428	—
		—
		10,471

TOTAL RIGHTS (Cost $310)		10,471

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
State Street Navigator Securities Lending Prime Portfolio (f)	7,756,169	$7,756,169

TOTAL MUTUAL FUNDS (Cost $7,756,169)		7,756,169

TOTAL LONG-TERM INVESTMENTS (Cost $257,091,534)		358,360,051
	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$1,109,469	1,109,469
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.000% 7/15/21 (h)	1,155,000	1,154,954

TOTAL SHORT-TERM INVESTMENTS (Cost $2,264,267)		2,264,423

TOTAL INVESTMENTS — 102.9% (Cost $259,355,801) (i)		360,624,474

Other Assets/(Liabilities) — (2.9)%		(10,112,496)

NET ASSETS — 100.0%		$350,511,978

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $26,927,228 or 7.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $19,854,212 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $10,471 or 0.00% of net assets.
(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $359,894 or 0.10% of net assets.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $1,109,469. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,131,721.

(h)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/18/21	26	$2,937,060	$(47,810)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%
COMMON STOCK — 97.3%
Basic Materials — 1.1%
Chemicals — 0.8%
FMC Corp.	211,242	$23,365,477
RPM International, Inc.	381,000	34,994,850
The Sherwin-Williams Co.	25,431	18,768,332
		77,128,659
Mining — 0.3%
Kirkland Lake Gold Ltd.	903,000	30,521,400
		107,650,059
Communications — 6.2%
Internet — 5.1%
Deliveroo Holdings PLC., Lockup Shares (Acquired 9/12/17-5/16/19, Cost $6,218,820) (a) (b)	3,494,800	13,156,654
DoorDash, Inc., Class A (c)	19,964	2,617,879
DoorDash, Inc., Lockup Shares (Acquired 6/17/20, Cost $2,291,178) (a) (b)	29,946	3,730,478
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $2,417,020) (a) (b) (d)	241,702	2,207,948
Etsy, Inc. (c)	283,000	57,072,610
Farfetch Ltd. Class A (c) (e)	406,121	21,532,535
IAC/InterActiveCorp (c)	502,561	108,708,970
Magnite, Inc. (c) (e)	787,280	32,758,721
Match Group, Inc. (c)	660,000	90,670,800
Okta, Inc. (c)	128,937	28,421,583
Palo Alto Networks, Inc. (c)	102,360	32,966,062
Roku, Inc. (c)	104,691	34,105,187
Spotify Technology SA (c)	124,000	33,225,800
Squarespace, Inc., Class C (Acquired 3/16/21, Cost $1,987,476) (a) (b) (f)	29,048	1,987,476
Twitter, Inc. (c)	289,442	18,417,194
Vimeo, Inc., Class A (Acquired 1/25/21, Cost $4,094,226) (a) (b) (f)	126,326	4,211,368
		485,791,265
Media — 0.3%
Liberty Media Corp-Liberty Formula One Class C (c)	758,000	32,813,820
Telecommunications — 0.8%
Corning, Inc.	1,474,000	64,133,740
Gores Holdings V Inc. (Acquired 3/15/21, Cost $8,653,810) (a) (b) (d)	865,381	7,772,852
		71,906,592
		590,511,677

	Number of Shares	Value
Consumer, Cyclical — 16.2%
Airlines — 0.8%
Alaska Air Group, Inc.	571,000	$39,518,911
Southwest Airlines Co.	569,000	34,743,140
		74,262,051
Apparel — 0.3%
VF Corp.	327,000	26,133,840
Auto Parts & Equipment — 0.9%
Aptiv PLC	519,000	71,570,100
BorgWarner, Inc.	330,407	15,317,668
		86,887,768
Entertainment — 2.2%
Caesars Entertainment, Inc. (c)	1,235,386	108,034,506
DraftKings, Inc. Class A (c) (e)	385,000	23,612,050
Live Nation Entertainment, Inc. (c) (e)	453,896	38,422,296
Vail Resorts, Inc.	152,000	44,332,320
		214,401,172
Leisure Time — 0.4%
Planet Fitness, Inc. Class A (c)	482,572	37,302,816
Lodging — 1.6%
Hilton Worldwide Holdings, Inc.	755,000	91,294,600
Marriott International, Inc. Class A	190,000	28,140,900
MGM Resorts International	862,000	32,747,380
		152,182,880
Retail — 9.1%
Advance Auto Parts, Inc.	130,632	23,969,666
Burlington Stores, Inc. (c)	488,767	146,043,579
Carvana Co. (c) (e)	60,555	15,889,632
Casey’s General Stores, Inc.	434,000	93,826,460
Chipotle Mexican Grill, Inc. (c)	70,085	99,578,170
Darden Restaurants, Inc.	190,485	27,048,870
Dollar General Corp.	479,055	97,066,124
Dollar Tree, Inc. (c)	612,000	70,049,520
Domino’s Pizza, Inc.	129,696	47,700,892
Five Below, Inc. (c)	115,000	21,940,850
Floor & Decor Holdings, Inc. Class A (c)	327,480	31,267,790
JAND, Inc., Class A (Acquired 11/19/20, Cost $ 365,174) (a) (b) (f)	14,855	364,402
Lululemon Athletica, Inc. (c)	138,969	42,623,182
O’Reilly Automotive, Inc. (c)	172,415	87,457,509
Ross Stores, Inc.	585,415	70,197,113
		875,023,759
Toys, Games & Hobbies — 0.9%
Mattel, Inc. (c)	4,229,490	84,251,441
		1,550,445,727

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 31.6%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (c)	19,000	$22,919,320
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc. (c)	240,000	33,885,600
Argenx SE ADR (c)	141,000	38,829,990
Ascendis Pharma A/S ADR (c)	57,000	7,346,160
BioMarin Pharmaceutical, Inc. (c)	131,026	9,893,773
Exact Sciences Corp. (c)	517,183	68,154,376
Exelixis, Inc. (c)	481,000	10,865,790
Guardant Health, Inc. (c)	132,169	20,175,598
Illumina, Inc. (c)	18,784	7,214,183
Incyte Corp. (c)	870,010	70,705,713
Ionis Pharmaceuticals, Inc. (c)	714,000	32,101,440
Kodiak Sciences, Inc. (c) (e)	37,000	4,195,430
Moderna, Inc. (c)	218,618	28,628,027
Seagen, Inc. (c)	420,999	58,459,921
Ultragenyx Pharmaceutical, Inc. (c)	190,000	21,633,400
		412,089,401
Commercial Services — 8.7%
Booz Allen Hamilton Holding Corp.	173,219	13,949,326
Bright Horizons Family Solutions, Inc. (c)	246,766	42,308,031
Cintas Corp.	142,493	48,634,286
CoStar Group, Inc. (c)	90,000	73,970,100
Dun & Bradstreet Holdings, Inc. (c) (e)	962,000	22,905,220
Equifax, Inc.	399,000	72,270,870
FleetCor Technologies, Inc. (c)	304,000	81,663,520
Global Payments, Inc.	221,454	44,640,697
MarketAxess Holdings, Inc.	66,000	32,862,720
Moody’s Corp.	48,979	14,625,619
Multiplan Corp. (c) (e)	2,978,000	16,527,900
Quanta Services, Inc.	355,597	31,285,424
Square, Inc. Class A (c)	430,326	97,705,518
Terminix Global Holdings, Inc. (c)	1,421,000	67,739,070
TransUnion	802,000	72,180,000
Verisk Analytics, Inc.	397,000	70,145,930
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273) (a) (b) (f)	16,955	190,571
WEX, Inc. (c)	135,000	28,244,700
		831,849,502
Food — 0.4%
TreeHouse Foods, Inc. (c)	711,000	37,142,640
Health Care – Products — 11.3%
Alcon, Inc. (c) (e)	866,575	60,816,233
Align Technology, Inc. (c)	103,230	55,902,142
Avantor, Inc. (c)	2,787,000	80,627,910

	Number of Shares	Value
Bruker Corp.	1,838,000	$118,146,640
The Cooper Cos., Inc.	326,675	125,472,601
Dentsply Sirona, Inc.	334,000	21,312,540
Edwards Lifesciences Corp. (c)	90,743	7,589,745
Hologic, Inc. (c)	2,772,374	206,209,178
ICU Medical, Inc. (c)	153,000	31,432,320
IDEXX Laboratories, Inc. (c)	88,663	43,383,693
Insulet Corp. (c)	119,103	31,076,355
Natera, Inc. (c)	126,808	12,876,084
Quidel Corp. (c)	304,000	38,890,720
ResMed, Inc.	43,349	8,410,573
Steris PLC	108,421	20,652,032
Teleflex, Inc.	459,920	191,078,363
West Pharmaceutical Services, Inc.	106,000	29,868,680
		1,083,745,809
Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (c)	999,000	57,082,860
Amedisys, Inc. (c)	77,960	20,643,028
Catalent, Inc. (c)	1,418,000	149,329,580
Humana, Inc.	24,226	10,156,751
Molina Healthcare, Inc. (c)	168,924	39,487,674
Ortho Clinical Diagnostics Holdings PLC (c)	897,000	17,307,615
PPD, Inc. (c)	606,000	22,931,040
		316,938,548
Household Products & Wares — 1.0%
Avery Dennison Corp.	377,000	69,236,050
Reynolds Consumer Products, Inc.	769,000	22,900,820
		92,136,870
Pharmaceuticals — 2.4%
Alkermes PLC (c)	1,465,000	27,366,200
DexCom, Inc. (c)	43,536	15,646,403
Elanco Animal Health, Inc. (c)	1,605,000	47,267,250
Horizon Therapeutics PLC (c)	157,803	14,524,188
Neurocrine Biosciences, Inc. (c)	286,000	27,813,500
Perrigo Co. PLC	1,331,000	53,865,570
PRA Health Sciences, Inc. (c)	275,000	42,165,750
		228,648,861
		3,025,470,951
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Dragoneer Growth Opportunities Corp. (c) (e)	91,000	923,650
Pershing Square Tontine Holdings Ltd. Class A (c)	569,000	13,661,690
		14,585,340

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 0.5%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (c)	911,000	$27,166,020
Shoals Technologies Group, Inc. Class A (c)	385,000	13,390,300
		40,556,320
Oil & Gas — 0.1%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (b) (f)	216	1,202,103
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (b) (f)	1,328	7,390,705
		8,592,808
		49,149,128
Financial — 6.0%
Banks — 1.1%
SVB Financial Group (c)	137,525	67,890,591
Webster Financial Corp.	663,000	36,537,930
		104,428,521
Diversified Financial Services — 2.2%
Cboe Global Markets, Inc.	661,000	65,234,090
LPL Financial Holdings, Inc.	241,015	34,262,693
Raymond James Financial, Inc.	190,000	23,286,400
Social Finance, Inc. (Acquired 12/30/20, Cost $14,592,045) (a) (b) (f)	791,755	22,478,826
Tradeweb Markets, Inc. Class A	832,000	61,568,000
		206,830,009
Insurance — 1.7%
Aon PLC Class A	164,073	37,754,838
Assurant, Inc.	380,000	53,872,600
Axis Capital Holdings Ltd.	711,000	35,244,270
GoHealth, Inc. Class A (c) (e)	512,000	5,985,280
Kemper Corp.	231,000	18,415,320
Selectquote, Inc. (c)	326,000	9,620,260
		160,892,568
Private Equity — 1.0%
KKR & Co., Inc.	2,067,241	100,984,723
		573,135,821
Industrial — 15.1%
Building Materials — 0.6%
Builders FirstSource, Inc. (c)	362,153	16,793,034
Martin Marietta Materials, Inc.	77,000	25,858,140
Vulcan Materials Co.	118,369	19,974,769
		62,625,943

	Number of Shares	Value
Electronics — 4.3%
Agilent Technologies, Inc.	1,226,873	$155,984,633
Amphenol Corp. Class A	791,857	52,238,807
Fortive Corp.	898,000	63,434,720
Keysight Technologies, Inc. (c)	613,000	87,904,200
National Instruments Corp.	1,198,000	51,735,630
		411,297,990
Engineering & Construction — 0.3%
KBR, Inc.	212,400	8,154,036
MasTec, Inc. (c)	249,991	23,424,157
		31,578,193
Environmental Controls — 0.7%
Stericycle, Inc. (c)	260,209	17,566,710
Waste Connections, Inc.	462,377	49,927,468
		67,494,178
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	809,000	53,345,460
Machinery – Diversified — 3.3%
Cognex Corp.	232,000	19,253,680
Colfax Corp. (c)	1,607,000	70,402,670
IDEX Corp.	455,000	95,240,600
Ingersoll Rand, Inc. (c)	2,644,000	130,111,240
		315,008,190
Miscellaneous - Manufacturing — 1.3%
Textron, Inc.	2,266,000	127,077,280
Packaging & Containers — 2.7%
Ball Corp.	2,189,462	185,535,010
Packaging Corp. of America	192,000	25,820,160
Sealed Air Corp.	1,048,000	48,019,360
		259,374,530
Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	603,000	101,346,210
Knight-Swift Transportation Holdings, Inc.	473,161	22,754,312
		124,100,522
		1,451,902,286
Technology — 19.5%
Computers — 1.4%
Crowdstrike Holdings, Inc. Class A (c) (e)	172,000	31,391,720
Fortinet, Inc. (c)	248,000	45,736,160
Genpact Ltd.	459,358	19,669,710
Leidos Holdings, Inc.	351,036	33,797,746
		130,595,336

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 7.5%
Advanced Micro Devices, Inc. (c)	294,105	$23,087,243
Cree, Inc. (c)	213,496	23,085,322
Entegris, Inc.	586,000	65,514,800
KLA Corp.	308,089	101,792,606
Lam Research Corp.	75,109	44,707,881
Lattice Semiconductor Corp. (c)	139,869	6,296,902
Marvell Technology Group Ltd.	2,476,995	121,323,215
Maxim Integrated Products, Inc.	455,000	41,573,350
Microchip Technology, Inc.	1,430,337	222,016,909
Skyworks Solutions, Inc.	375,000	68,805,000
		718,203,228
Software — 10.6%
Atlassian Corp. PLC Class A (c)	296,355	62,459,780
Autodesk, Inc. (c)	55,075	15,264,036
Bentley Systems, Inc. Class A	115,000	5,396,950
Bill.com Holdings, Inc. (c)	115,000	16,732,500
Black Knight, Inc. (c)	706,000	52,236,940
Broadridge Financial Solutions, Inc.	192,000	29,395,200
Ceridian HCM Holding, Inc. (c)	755,000	63,623,850
Citrix Systems, Inc.	301,000	42,248,360
Clarivate PLC (c)	3,214,000	84,817,460
Coupa Software, Inc. (c)	106,174	27,019,160
DocuSign, Inc. (c)	377,000	76,323,650
Five9, Inc. (c)	261,137	40,823,547
Jack Henry & Associates, Inc.	95,000	14,413,400
MongoDB, Inc. (c)	80,130	21,429,166
MSCI, Inc.	73,145	30,668,236
nCino, Inc. (c)	125,000	8,340,000
Nuance Communications, Inc. (c) (e)	977,969	42,678,567
Paycom Software, Inc. (c)	155,358	57,491,782
Playtika Holding Corp. (c)	408,011	11,101,979
Procore Technologies, Inc. (Acquired 7/15/20-12/09/20, Cost $2,488,897) (a) (b) (f)	44,098	2,778,174
PTC, Inc. (c)	152,000	20,922,800
Roper Technologies, Inc.	141,000	56,870,940
Splunk, Inc. (c)	331,000	44,843,880
Twilio, Inc. Class A (c)	119,219	40,625,066
Veeva Systems, Inc. Class A (c)	342,583	89,496,383
Workday, Inc. Class A (c)	68,180	16,937,957
Zynga, Inc. Class A (c)	4,413,000	45,056,731
		1,019,996,494
		1,868,795,058

	Number of Shares	Value
Utilities — 1.0%
Electric — 1.0%
Ameren Corp.	336,000	$27,336,960
Eversource Energy	190,000	16,452,100
Sempra Energy	426,000	56,479,078
		100,268,138

TOTAL COMMON STOCK (Cost $6,388,487,486)		9,331,914,185

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.6%
Auto Manufacturers — 0.6%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $11,560,694) (a) (b) (f)	1,076,014	39,651,116
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $6,096,028) (a) (b) (f)	393,546	14,502,170
		54,153,286
Retail — 0.0%
JAND, Inc., Series AA (Acquired 11/19/20, Cost $755,582) (a) (b) (f)	30,753	754,390
JAND, Inc., Series B (Acquired 11/19/20, Cost $1,010) (a) (b) (f)	41	1,006
		755,396
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (a) (b) (f)	83,736	941,178
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (a) (b) (f)	65,792	739,490
		1,680,668
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (b) (f)	14,123	1,765,375
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (b) (f)	177,128	7,310,569
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $2,400,675) (a) (b) (f)	13,535	2,152,742

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $483,210) (a) (b) (f)	10,738	$676,494
		2,829,236

TOTAL PREFERRED STOCK (Cost $32,863,761)		68,494,530

TOTAL EQUITIES (Cost $6,421,351,247)		9,400,408,715

WARRANTS — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (c)	80,019	652,155

TOTAL WARRANTS (Cost $454,870)		652,155

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (g)	25,068,191	25,068,191

TOTAL MUTUAL FUNDS (Cost $25,068,191)		25,068,191

TOTAL LONG-TERM INVESTMENTS (Cost $6,446,874,308)		9,426,129,061

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 1.1%
T. Rowe Price Government Reserve Investment Fund	103,872,623	103,872,623

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$117,184,567	$117,184,567

TOTAL SHORT-TERM INVESTMENTS (Cost $221,057,190)		221,057,190

TOTAL INVESTMENTS — 100.6% (Cost $6,667,931,498) (i)		9,647,186,251

Other Assets/(Liabilities) — (0.6)%		(58,705,710)

NET ASSETS — 100.0%		$9,588,480,541

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $135,966,087 or 1.42% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $135,966,087 or 1.42% of net assets.

(c)	Non-income producing security.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $162,006,876 or 1.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $140,523,468 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $117,184,567. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $119,528,362.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%
COMMON STOCK — 97.3%
Basic Materials — 1.6%
Chemicals — 1.4%
Danimer Scientific, Inc. (a) (b)	26,590	$1,003,772
Element Solutions, Inc.	124,276	2,273,008
Ingevity Corp. (a)	22,949	1,733,338
Methanex Corp. (b)	52,083	1,916,654
Olin Corp.	68,395	2,596,958
Rogers Corp. (a)	7,808	1,469,544
		10,993,274
Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a)	67,313	1,417,612
		12,410,886
Communications — 4.0%
Internet — 3.0%
Magnite, Inc. (a) (b)	30,490	1,268,689
Mimecast Ltd. (a)	58,515	2,352,888
MYT Netherlands Parent BV (a)	6,397	180,779
Perficient, Inc. (a)	90,393	5,307,877
Proofpoint, Inc. (a) (b)	16,196	2,037,295
Q2 Holdings, Inc. (a) (b)	34,250	3,431,850
RealReal, Inc. (a)	184,118	4,166,591
Shutterstock, Inc.	30,902	2,751,514
Stamps.com, Inc. (a)	7,730	1,542,212
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (c) (d) (e)	30,294	1,460
		23,041,155
Media — 0.5%
Cable One, Inc.	1,200	2,194,032
The New York Times Co. Class A	34,040	1,723,105
		3,917,137
Telecommunications — 0.5%
Calix, Inc. (a)	58,611	2,031,457
Ciena Corp. (a)	33,878	1,853,804
		3,885,261
		30,843,553
Consumer, Cyclical — 15.4%
Airlines — 0.0%
Sun Country Airlines Holdings, Inc. (a)	5,928	203,212
Apparel — 1.7%
Carter’s, Inc.	24,294	2,160,465
Deckers Outdoor Corp. (a)	4,659	1,539,427
Skechers U.S.A., Inc. Class A (a)	60,123	2,507,730

	Number of Shares	Value
Wolverine World Wide, Inc.	170,361	$6,528,234
		12,735,856
Auto Parts & Equipment — 1.1%
Dana, Inc.	85,658	2,084,059
Fox Factory Holding Corp. (a)	22,601	2,871,683
Visteon Corp. (a)	29,762	3,629,476
		8,585,218
Distribution & Wholesale — 0.4%
SiteOne Landscape Supply, Inc. (a)	19,526	3,333,869
Entertainment — 1.2%
Churchill Downs, Inc.	17,840	4,057,173
Cinemark Holdings, Inc. (b)	100,830	2,057,940
GAN Ltd. (a)	71,544	1,302,101
Penn National Gaming, Inc. (a) (b)	15,638	1,639,488
		9,056,702
Home Builders — 1.5%
Cavco Industries, Inc. (a)	10,362	2,337,771
Century Communities, Inc. (a)	12,935	780,239
Skyline Champion Corp. (a)	123,036	5,568,609
Thor Industries, Inc.	19,858	2,675,667
		11,362,286
Leisure Time — 1.8%
Acushnet Holdings Corp.	53,165	2,197,309
Planet Fitness, Inc. Class A (a)	49,929	3,859,512
Polaris, Inc.	23,476	3,134,046
YETI Holdings, Inc. (a)	64,668	4,669,676
		13,860,543
Lodging — 0.9%
Boyd Gaming Corp. (a)	99,556	5,869,822
Travel + Leisure Co.	23,198	1,418,789
		7,288,611
Retail — 6.5%
American Eagle Outfitters, Inc.	50,871	1,487,468
BJ’s Restaurants, Inc. (a)	22,820	1,325,386
Bloomin’ Brands, Inc.	52,971	1,432,866
Denny’s Corp. (a)	133,541	2,418,428
FirstCash, Inc.	33,411	2,194,100
Five Below, Inc. (a)	12,161	2,320,197
Floor & Decor Holdings, Inc. Class A (a)	36,587	3,493,327
Freshpet, Inc. (a)	44,967	7,141,209
La-Z-Boy, Inc.	59,508	2,527,900
Lithia Motors, Inc. Class A	12,995	5,069,220
Nu Skin Enterprises, Inc. Class A	44,108	2,332,872
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	71,896	6,254,952
Rush Enterprises, Inc. Class A	77,642	3,868,901

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Roadhouse, Inc.	31,792	$3,050,123
Wingstop, Inc.	36,908	4,693,590
		49,610,539
Textiles — 0.3%
Albany International Corp. Class A	25,616	2,138,168
		118,175,004
Consumer, Non-cyclical — 27.7%
Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a)	3,047	3,675,535
Biotechnology — 9.4%
Acceleron Pharma, Inc. (a)	29,254	3,967,135
Akero Therapeutics, Inc. (a) (b)	29,921	868,008
Allakos, Inc. (a)	15,332	1,759,807
ALX Oncology Holdings, Inc. (a)	41,864	3,087,051
Amicus Therapeutics, Inc. (a)	145,906	1,441,551
Apellis Pharmaceuticals, Inc. (a)	73,103	3,136,850
Arena Pharmaceuticals, Inc. (a)	39,403	2,734,174
Ascendis Pharma A/S ADR (a)	11,004	1,418,195
BioAtla, Inc. (a)	4,000	203,360
Biohaven Pharmaceutical Holding Co. Ltd. (a)	13,020	889,917
Blueprint Medicines Corp. (a)	13,413	1,304,146
ChemoCentryx, Inc. (a)	19,220	984,833
Constellation Pharmaceuticals, Inc. (a)	90,326	2,112,725
Deciphera Pharmaceuticals, Inc. (a)	22,696	1,017,689
Dicerna Pharmaceuticals, Inc. (a)	44,985	1,150,266
Five Prime Therapeutics, Inc. (a)	47,040	1,771,997
Freeline Therapeutics Holdings PLC (a)	37,172	457,216
Halozyme Therapeutics, Inc. (a)	58,772	2,450,205
ImmunoGen, Inc. (a)	181,259	1,468,198
Insmed, Inc. (a)	18,796	640,192
Iovance Biotherapeutics, Inc. (a)	24,656	780,609
Kodiak Sciences, Inc. (a) (b)	29,074	3,296,701
Mersana Therapeutics, Inc. (a)	92,481	1,496,343
Mirati Therapeutics, Inc. (a)	10,929	1,872,138
NeoGenomics, Inc. (a)	95,513	4,606,592
Novavax, Inc. (a)	7,055	1,279,142
PTC Therapeutics, Inc. (a)	32,721	1,549,339
Revolution Medicines, Inc. (a)	31,300	1,436,044
Rocket Pharmaceuticals, Inc. (a)	41,078	1,822,631
Sage Therapeutics, Inc. (a)	14,280	1,068,858
TCR2 Therapeutics, Inc. (a)	90,712	2,002,921
TG Therapeutics, Inc. (a) (b)	108,768	5,242,618
Theravance Biopharma, Inc. (a) (b)	51,998	1,061,279
Turning Point Therapeutics, Inc. (a)	37,287	3,526,977
Ultragenyx Pharmaceutical, Inc. (a)	19,726	2,246,002
UroGen Pharma Ltd. (a) (b)	55,036	1,072,101
Veracyte, Inc. (a)	60,263	3,239,136

	Number of Shares	Value
Y-mAbs Therapeutics, Inc. (a)	69,621	$2,105,339
		72,568,285
Commercial Services — 4.2%
2U, Inc. (a) (b)	41,988	1,605,201
Avalara, Inc. (a)	25,486	3,400,597
Chegg, Inc. (a)	31,149	2,668,223
Green Dot Corp. Class A (a)	36,326	1,663,368
Herc Holdings, Inc. (a)	70,821	7,176,292
LiveRamp Holdings, Inc. (a)	26,073	1,352,667
Multiplan Corp. (a) (b)	281,251	1,560,943
Paylocity Holding Corp. (a)	14,713	2,645,839
Repay Holdings Corp. (a)	120,678	2,833,520
Shift4 Payments, Inc. Class A (a)	21,835	1,790,688
Textainer Group Holdings Ltd. (a)	45,093	1,291,915
TriNet Group, Inc. (a)	58,242	4,540,546
		32,529,799
Food — 0.9%
BellRing Brands, Inc. Class A (a)	90,174	2,129,008
Performance Food Group Co. (a)	44,184	2,545,440
Sanderson Farms, Inc.	13,826	2,153,815
		6,828,263
Health Care – Products — 8.2%
Acutus Medical, Inc. (a)	22,307	298,245
Avanos Medical, Inc. (a)	52,846	2,311,484
Axonics Modulation Technologies, Inc. (a) (b)	43,399	2,599,166
Bio-Techne Corp.	8,429	3,219,288
CareDx, Inc. (a)	45,131	3,072,970
Eargo, Inc. (a)	4,252	212,387
Glaukos Corp. (a)	15,759	1,322,653
Globus Medical, Inc. Class A (a)	88,593	5,463,530
Haemonetics Corp. (a)	19,005	2,109,745
Hill-Rom Holdings, Inc.	23,086	2,550,541
Inari Medical, Inc. (a)	25,111	2,686,877
Inspire Medical Systems, Inc. (a)	29,930	6,195,211
Insulet Corp. (a)	6,173	1,610,659
Integra LifeSciences Holdings Corp. (a)	37,395	2,583,620
iRhythm Technologies, Inc. (a)	10,186	1,414,428
Masimo Corp. (a)	17,716	4,068,657
NanoString Technologies, Inc. (a)	22,331	1,467,370
Omnicell, Inc. (a)	34,903	4,532,853
Penumbra, Inc. (a)	10,714	2,898,994
Quanterix Corp. (a)	15,387	899,678
Repligen Corp. (a)	35,196	6,842,454
Silk Road Medical, Inc. (a)	20,167	1,021,458
Tandem Diabetes Care, Inc. (a)	38,087	3,361,178
		62,743,446

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	45,027	$2,572,843
Accolade, Inc. (a)	48,781	2,213,194
Addus HomeCare Corp. (a)	18,693	1,955,101
Amedisys, Inc. (a)	21,931	5,807,109
LHC Group, Inc. (a)	32,736	6,259,451
Medpace Holdings, Inc. (a)	37,863	6,211,425
Oak Street Health, Inc. (a) (b)	47,153	2,558,993
Surgery Partners, Inc. (a) (b)	37,760	1,671,258
		29,249,374
Pharmaceuticals — 0.7%
AdaptHealth Corp. (a)	46,100	1,694,636
Heron Therapeutics, Inc. (a) (b)	91,727	1,486,895
KalVista Pharmaceuticals, Inc. (a)	35,488	911,687
Kura Oncology, Inc. (a)	23,072	652,245
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,024	500,893
		5,246,356
		212,841,058
Diversified — 0.2%
Holding Company – Diversified — 0.2%
ArcLight Clean Transition Corp. Class A (a) (b)	48,782	872,222
Star Peak Energy Transition Corp. Class A (a) (b)	21,914	582,474
		1,454,696
Energy — 1.5%
Energy – Alternate Sources — 1.2%
Array Technologies, Inc. (a)	52,538	1,566,683
Atlantica Sustainable Infrastructure PLC (b)	67,459	2,471,023
First Solar, Inc. (a)	24,597	2,147,318
Maxeon Solar Technologies Ltd. (a) (b)	61,612	1,944,475
Shoals Technologies Group, Inc. Class A (a)	38,699	1,345,951
		9,475,450
Oil & Gas — 0.3%
Delek US Holdings, Inc.	55,607	1,211,121
Viper Energy Partners LP	49,516	720,953
		1,932,074
		11,407,524
Financial — 12.1%
Banks — 3.5%
Ameris Bancorp	53,747	2,822,255
Atlantic Union Bankshares Corp.	74,514	2,858,357
First Interstate BancSystem, Inc. Class A	50,507	2,325,342

	Number of Shares	Value
National Bank Holdings Corp. Class A	72,082	$2,860,214
Pinnacle Financial Partners, Inc.	31,676	2,808,394
Seacoast Banking Corp. of Florida (a)	75,657	2,741,810
Silvergate Capital Corp. Class A (a)	9,581	1,362,131
Simmons First National Corp. Class A	85,312	2,531,207
Western Alliance Bancorp	66,569	6,286,776
		26,596,486
Diversified Financial Services — 2.8%
Air Lease Corp.	50,631	2,480,919
Artisan Partners Asset Management, Inc. Class A	29,195	1,523,103
Cohen & Steers, Inc.	21,229	1,386,891
Evercore, Inc. Class A	12,578	1,657,026
Hamilton Lane, Inc. Class A	55,527	4,917,471
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	71,701	4,022,426
LPL Financial Holdings, Inc.	24,647	3,503,817
PRA Group, Inc. (a)	63,126	2,340,081
		21,831,734
Insurance — 2.0%
Assured Guaranty Ltd.	56,222	2,377,066
James River Group Holdings Ltd.	39,912	1,820,785
Kemper Corp.	23,175	1,847,511
Kinsale Capital Group, Inc.	12,687	2,090,818
MGIC Investment Corp.	181,201	2,509,634
Selective Insurance Group, Inc.	35,086	2,545,139
SiriusPoint Ltd. (a)	183,118	1,862,310
		15,053,263
Investment Companies — 0.1%
StepStone Group, Inc. Class A	18,231	643,007
Real Estate — 0.5%
McGrath RentCorp	32,079	2,587,171
Redfin Corp. (a) (b)	21,285	1,417,368
		4,004,539
Real Estate Investment Trusts (REITS) — 2.6%
Essential Properties Realty Trust, Inc.	189,360	4,323,089
JBG SMITH Properties	57,561	1,829,864
Life Storage, Inc.	25,752	2,213,385
PotlatchDeltic Corp.	38,219	2,022,550
PS Business Parks, Inc.	14,911	2,304,942
Ryman Hospitality Properties, Inc.	30,332	2,351,033
Xenia Hotels & Resorts, Inc.	244,998	4,777,461
		19,822,324
Savings & Loans — 0.6%
Sterling Bancorp	207,482	4,776,236
		92,727,589

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 17.2%
Building Materials — 3.3%
The AZEK Co., Inc (a)	40,437	$1,700,376
Builders FirstSource, Inc. (a)	127,207	5,898,589
Gibraltar Industries, Inc. (a)	29,898	2,735,966
Louisiana-Pacific Corp.	114,930	6,374,018
Patrick Industries, Inc.	29,621	2,517,785
SPX Corp. (a)	27,578	1,606,970
Trex Co., Inc. (a)	48,504	4,440,056
		25,273,760
Electrical Components & Equipment — 1.1%
EnerSys	27,757	2,520,336
Generac Holdings, Inc. (a)	2,304	754,445
Novanta, Inc. (a)	39,869	5,258,322
		8,533,103
Electronics — 0.5%
II-VI, Inc. (a) (b)	59,274	4,052,563
Engineering & Construction — 0.6%
Fluor Corp.	23,800	549,542
TopBuild Corp. (a)	19,049	3,989,432
		4,538,974
Environmental Controls — 0.7%
Casella Waste Systems, Inc. Class A (a)	45,171	2,871,521
Clean Harbors, Inc. (a)	27,473	2,309,380
		5,180,901
Hand & Machine Tools — 1.0%
Kennametal, Inc.	107,376	4,291,819
Regal Beloit Corp.	22,376	3,192,607
		7,484,426
Machinery – Construction & Mining — 0.3%
Argan, Inc.	31,008	1,654,277
Astec Industries, Inc.	10,017	755,482
		2,409,759
Machinery – Diversified — 4.7%
Altra Industrial Motion Corp.	46,210	2,556,337
Applied Industrial Technologies, Inc.	49,954	4,554,306
Chart Industries, Inc. (a)	44,715	6,365,180
Colfax Corp. (a)	86,828	3,803,935
Curtiss-Wright Corp.	35,274	4,183,496
Hydrofarm Holdings Group, Inc. (a)	4,435	267,519
Kornit Digital Ltd. (a)	63,169	6,261,311
The Middleby Corp. (a)	27,206	4,509,395
SPX FLOW, Inc.	51,862	3,284,421
		35,785,900
Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc.	51,771	5,352,604

	Number of Shares	Value
Helios Technologies, Inc.	30,121	$2,194,917
Rexnord Corp.	81,699	3,847,206
		11,394,727
Miscellaneous - Manufacturing — 1.7%
Enerpac Tool Group Corp.	90,387	2,360,909
Federal Signal Corp.	57,619	2,206,808
ITT, Inc.	77,054	7,004,979
John Bean Technologies Corp.	12,942	1,725,686
		13,298,382
Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	168,065	3,052,060
Transportation — 1.2%
CryoPort, Inc. (a) (b)	37,740	1,962,857
Kirby Corp. (a)	25,591	1,542,626
Saia, Inc. (a)	25,661	5,916,913
		9,422,396
Trucking & Leasing — 0.2%
GATX Corp.	19,608	1,818,446
		132,245,397
Technology — 17.3%
Computers — 3.2%
CyberArk Software Ltd. (a)	19,927	2,577,358
Globant SA (a)	15,548	3,227,920
Lumentum Holdings, Inc. (a)	22,111	2,019,840
PAR Technology Corp. (a) (b)	37,742	2,468,704
Rapid7, Inc. (a)	84,680	6,317,975
Telos Corp. (a)	64,712	2,453,879
Varonis Systems, Inc. (a)	100,905	5,180,463
		24,246,139
Semiconductors — 6.0%
ACM Research, Inc. Class A (a)	25,221	2,037,605
Ambarella, Inc. (a)	18,914	1,898,776
Entegris, Inc.	35,053	3,918,925
FormFactor, Inc. (a)	110,394	4,979,873
Lattice Semiconductor Corp. (a)	176,574	7,949,362
MACOM Technology Solutions Holdings, Inc. (a)	59,526	3,453,699
MKS Instruments, Inc.	46,199	8,566,219
Monolithic Power Systems, Inc.	4,592	1,621,940
Nova Measuring Instruments Ltd. (a) (b)	17,549	1,597,135
Power Integrations, Inc.	47,457	3,866,796
Tower Semiconductor Ltd. (a)	227,843	6,388,718
		46,279,048
Software — 8.1%
1Life Healthcare, Inc. (a)	51,090	1,996,597
Bandwidth, Inc. Class A (a) (b)	36,842	4,669,355

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bill.com Holdings, Inc. (a)	13,084	$1,903,722
Cardlytics, Inc. (a) (b)	34,688	3,805,274
Cerence, Inc. (a) (b)	24,172	2,165,328
Cloudera, Inc. (a)	194,967	2,372,748
Digital Turbine, Inc. (a)	41,798	3,358,887
Five9, Inc. (a)	33,436	5,227,050
Health Catalyst, Inc. (a)	51,464	2,406,971
j2 Global, Inc. (a) (b)	31,630	3,791,172
Lightspeed POS, Inc. (a)	37,169	2,334,585
Manhattan Associates, Inc. (a)	64,470	7,567,489
MarkLogic Corporation (Escrow Shares) (Acquired 11/11/20, Cost $25,755) (a) (c) (d) (e)	77,018	13,093
New Relic, Inc. (a)	26,876	1,652,336
Olo, Inc. Class A (a)	8,225	217,058
Phreesia, Inc. (a)	39,610	2,063,681
Porch Group, Inc. (a)	79,894	1,414,124
SailPoint Technologies Holding, Inc. (a)	53,453	2,706,860
Signify Health, Inc. Class A (a)	35,169	1,029,045
Sprout Social, Inc. Class A (a)	65,392	3,777,042
SVMK, Inc. (a)	103,426	1,894,764
Verra Mobility Corp. (a)	162,450	2,198,761
Zynga, Inc. Class A (a)	315,131	3,217,487
		61,783,429
		132,308,616
Utilities — 0.3%
Electric — 0.3%
Portland General Electric Co.	51,694	2,453,914

TOTAL COMMON STOCK (Cost $549,806,832)		746,868,237

PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Retail — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (c) (d) (e)	14,220	590,841

TOTAL PREFERRED STOCK (Cost $650,636)		590,841

TOTAL EQUITIES (Cost $550,457,468)		747,459,078

	Number of Shares	Value
RIGHTS — 0.0%
Financial — 0.0%
Diversified Financial Services — 0.0%
Decarbonization Plus Acquisition Corp. (Acquired 2/09/21, Cost $0) (a) (c) (d) (e)	64,700	$—
FTAC Olympus Acquisition Corp. (Acquired 2/03/21, Cost $0) (a) (c) (d) (e)	25,500	—
One (Acquired 2/24/21, Cost $0) (a) (c) (d) (e)	178,500	76,934
TS Innovation Acquisitions Corp. (Acquired 1/25/21, Cost $0) (a) (c) (d) (e)	145,423	—

TOTAL RIGHTS (Cost $0)		76,934

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 2000 ETF (b)	9,049	1,999,286
State Street Navigator Securities Lending Prime Portfolio (f)	7,676,576	7,676,576

TOTAL MUTUAL FUNDS (Cost $9,628,818)		9,675,862

TOTAL LONG-TERM INVESTMENTS (Cost $560,086,286)		757,211,874

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$12,851,626	$12,851,626

TOTAL SHORT-TERM INVESTMENTS (Cost $12,851,626)		12,851,626

TOTAL INVESTMENTS — 100.4% (Cost $572,937,912) (h)		770,063,500

Other Assets/(Liabilities) — (0.4)%		(2,739,064)

NET ASSETS — 100.0%		$767,324,436

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $43,610,779 or 5.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $36,950,719 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $682,328 or 0.09% of net assets.
(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $682,328 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $12,851,626. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $13,108,801.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%
COMMON STOCK — 96.7%
Australia — 6.7%
Afterpay Ltd. (a)	2,689	$210,797
The AGL Energy Ltd. (b)	7,234	53,168
AMP Ltd.	43,917	42,240
Ampol Ltd.	3,254	60,760
APA Group	14,931	113,803
Aristocrat Leisure Ltd.	6,998	183,241
ASX Ltd.	2,437	131,680
Aurizon Holdings Ltd.	23,803	70,731
AusNet Services	22,416	31,319
Australia & New Zealand Banking Group Ltd.	35,139	754,637
BHP Group Ltd.	36,502	1,262,648
BlueScope Steel Ltd.	6,255	92,309
Brambles Ltd.	18,627	150,002
CIMIC Group Ltd. (a) (b)	1,013	13,583
Coca-Cola Amatil Ltd.	6,302	64,313
Cochlear Ltd.	824	132,436
Coles Group Ltd.	16,791	204,570
Commonwealth Bank of Australia	21,973	1,442,539
Computershare Ltd.	6,139	70,274
Computershare Ltd. (c)	698	7,184
Crown Resorts Ltd. (a)	4,509	40,266
CSL Ltd.	5,628	1,134,121
Dexus	13,709	101,731
Evolution Mining Ltd.	19,705	61,718
Fortescue Metals Group Ltd.	20,943	319,716
Goodman Group	20,433	281,486
The GPT Group	24,387	85,438
Insurance Australia Group Ltd.	30,483	108,699
Lendlease Corp Ltd.	8,652	85,145
Macquarie Group Ltd.	4,243	491,956
Magellan Financial Group Ltd.	1,634	56,340
Medibank Pvt. Ltd.	35,419	75,416
Mirvac Group	49,515	94,353
National Australia Bank Ltd.	40,663	805,836
Newcrest Mining Ltd.	10,279	192,396
Northern Star Resources Ltd.	13,409	97,911
Orica Ltd.	5,221	55,348
Origin Energy Ltd.	21,305	76,106
Qantas Airways Ltd. (a)	11,575	44,911
QBE Insurance Group Ltd.	18,514	135,976
Ramsay Health Care Ltd.	2,305	117,793
REA Group Ltd. (b)	654	70,602
Rio Tinto Ltd.	4,590	388,192
Santos Ltd.	22,287	120,606

	Number of Shares	Value
Scentre Group	65,333	$140,280
SEEK Ltd. (a)	4,025	87,412
Sonic Healthcare Ltd.	5,465	146,147
South32 Ltd.	60,884	130,535
Stockland	29,016	97,280
Suncorp Group Ltd.	16,120	120,909
Sydney Airport (a)	15,730	74,137
Tabcorp Holdings Ltd.	27,574	98,471
Telstra Corp. Ltd.	52,368	135,537
TPG Telecom Ltd.	4,863	23,380
Transurban Group	33,623	341,008
Treasury Wine Estates Ltd.	9,220	72,647
Vicinity Centres	48,045	60,532
Washington H Soul Pattinson & Co. Ltd. (b)	1,298	31,232
Wesfarmers Ltd.	13,977	560,586
Westpac Banking Corp.	44,720	830,446
WiseTech Global Ltd.	1,913	42,731
Woodside Petroleum Ltd.	11,782	214,479
Woolworths Group Ltd.	15,642	486,846
		13,828,891
Austria — 0.2%
Erste Group Bank AG (a)	3,473	117,830
OMV AG	1,854	94,046
Raiffeisen Bank International AG (a)	1,797	39,437
Verbund AG (b)	858	62,400
voestalpine AG	1,492	61,939
		375,652
Belgium — 0.8%
Ageas	2,136	129,031
Anheuser-Busch InBev SA	9,408	593,133
Elia Group SA/NV (b)	383	42,195
Etablissements Franz Colruyt NV	676	40,321
Galapagos NV (a)	547	42,423
Groupe Bruxelles Lambert SA	1,323	136,833
KBC Group NV (a)	3,145	228,375
Proximus SADP	2,002	43,584
Sofina SA	197	66,787
Solvay SA (b)	927	115,438
UCB SA	1,586	150,865
Umicore SA	2,476	131,366
		1,720,351
Bermuda — 0.2%
CK Infrastructure Holdings Ltd.	8,000	47,570
Hongkong Land Holdings Ltd.	15,200	74,719
Jardine Matheson Holdings Ltd.	2,700	176,705
Jardine Strategic Holdings Ltd. (b)	2,700	89,347
		388,341

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	3,700	$47,402
Budweiser Brewing Co. APAC Ltd. (d)	22,225	66,424
CK Asset Holdings Ltd.	32,745	199,043
CK Hutchison Holdings Ltd.	33,245	265,264
ESR Cayman Ltd. (a) (d)	23,600	77,581
Melco Resorts & Entertainment Ltd. ADR	2,717	54,095
Sands China Ltd. (a)	30,000	150,444
WH Group Ltd. (d)	122,572	99,528
Wharf Real Estate Investment Co. Ltd.	21,000	117,961
Wynn Macau Ltd. (a)	19,600	38,200
Xinyi Glass Holdings Co. Ltd.	22,000	72,309
		1,188,251
Denmark — 2.3%
Ambu A/S Class B	2,054	96,479
AP Moller - Maersk A/S Class A	39	85,042
AP Moller - Maersk A/S Class B	78	181,483
Carlsberg A/S Class B	1,297	199,494
Chr Hansen Holding A/S (a)	1,298	117,935
Coloplast A/S Class B	1,496	225,222
Danske Bank A/S	8,682	162,696
Demant A/S (a)	1,371	58,162
DSV PANALPINA A/S	2,561	502,196
Genmab A/S (a)	802	263,589
GN Store Nord A/S	1,565	123,356
H Lundbeck A/S	794	27,157
Novo Nordisk A/S Class B	21,346	1,441,536
Novozymes A/S Class B	2,620	167,835
Orsted A/S (d)	2,341	378,739
Pandora A/S	1,233	132,129
ROCKWOOL International A/S Class B	100	42,129
Tryg A/S (b)	4,094	96,593
Vestas Wind Systems A/S	2,434	500,937
		4,802,709
Finland — 1.2%
Elisa OYJ	1,819	109,136
Fortum OYJ	5,591	149,422
Kesko OYJ Class B	3,279	100,301
Kone OYJ Class B	4,197	342,787
Neste OYJ	5,219	276,820
Nokia OYJ (a)	69,960	279,647
Nordea Bank Abp	39,962	393,298
Orion OYJ Class B	1,311	52,577
Sampo OYJ Class A	5,773	260,884
Stora Enso OYJ Class R (b)	7,367	137,787
UPM-Kymmene OYJ	6,531	234,572

	Number of Shares	Value
Wartsila OYJ Abp	5,587	$58,638
		2,395,869
France — 10.1%
Accor SA (a)	2,303	86,884
Aeroports de Paris (a)	374	44,706
Air Liquide SA	5,872	959,399
Alstom SA (a)	3,319	165,543
Amundi SA (a) (d)	765	61,194
Arkema SA	846	102,527
Atos SE (a)	1,194	93,171
AXA SA	23,955	642,252
BioMerieux	534	68,073
BNP Paribas SA (a)	13,933	846,570
Bollore SA	11,126	53,750
Bouygues SA	2,848	114,220
Bureau Veritas SA (a)	3,700	105,331
Capgemini SE	1,983	337,528
Carrefour SA	7,719	139,837
Cie de Saint-Gobain (a)	6,300	371,862
Cie Generale des Etablissements Michelin SCA	2,082	311,744
CNP Assurances (a)	2,157	41,018
Covivio	665	56,901
Credit Agricole SA (a)	14,525	210,359
Danone SA	7,663	525,792
Dassault Aviation SA (a)	28	31,167
Dassault Systemes SE	1,622	347,028
Edenred	2,999	156,673
Eiffage SA (a)	1,059	106,041
Electricite de France SA (a)	7,986	107,162
Engie SA (a)	22,586	320,714
EssilorLuxottica SA	3,530	574,915
Eurazeo SE (a)	498	37,877
Faurecia SE (a)	1,206	64,273
Faurecia SE (a)	249	13,231
Gecina SA	582	80,141
Getlink SE (a)	5,493	84,276
Hermes International	391	432,947
Iliad SA	181	34,405
Ipsen SA	464	39,808
Kering SA	940	649,034
Klepierre	2,405	56,021
L’Oreal SA	3,124	1,197,420
La Francaise des Jeux SAEM (d)	1,082	49,135
Legrand SA	3,288	305,916
LVMH Moet Hennessy Louis Vuitton SE	3,442	2,293,719
Natixis SA (a)	12,234	58,579
Orange SA	24,633	303,217

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Orpea SA (a)	623	$72,163
Pernod Ricard SA	2,582	484,697
Publicis Groupe SA	2,796	170,681
Remy Cointreau SA	287	53,016
Renault SA (a)	2,403	103,788
Safran SA (a)	3,966	539,896
Sanofi	14,045	1,388,178
Sartorius Stedim Biotech	346	142,495
Schneider Electric SE	6,673	1,019,539
SCOR SE (a)	1,980	67,471
SEB SA	317	55,919
Societe Generale SA (a)	9,972	260,565
Sodexo SA (a)	1,128	108,224
Suez SA	4,372	92,600
Teleperformance	723	263,122
Thales SA	1,304	129,591
TOTAL SE	31,252	1,455,524
Ubisoft Entertainment SA (a)	1,191	90,631
Unibail Rodamco Westfield	9,567	38,901
Unibail Rodamco Westfield (a)	1,265	101,369
Valeo SA	2,878	97,809
Veolia Environnement SA	6,742	172,973
Vinci SA	6,440	659,966
Vivendi SE	10,251	336,667
Wendel SE	330	40,959
Worldline SA (a) (d)	2,888	242,017
		20,871,121
Germany — 8.4%
adidas AG (a)	2,355	735,131
Allianz SE Registered	5,101	1,298,614
BASF SE	11,352	942,858
Bayer AG Registered	12,146	768,606
Bayerische Motoren Werke AG	4,101	425,179
Bechtle AG	347	65,070
Beiersdorf AG	1,269	134,077
Brenntag SE	1,881	160,585
Carl Zeiss Meditec AG	518	78,076
Commerzbank AG (a)	12,611	77,322
Continental AG (a)	1,333	176,056
Covestro AG (d)	2,230	149,944
Daimler AG Registered	10,586	943,197
Delivery Hero AG (a) (d)	1,632	211,507
Deutsche Bank AG Registered (a)	24,264	289,916
Deutsche Boerse AG	2,335	388,111
Deutsche Lufthansa AG Registered (a)	3,637	48,218
Deutsche Post AG Registered	12,253	671,327
Deutsche Telekom AG Registered	41,212	829,881
Deutsche Wohnen SE	4,297	200,450

	Number of Shares	Value
E.ON SE	27,680	$322,094
Evonik Industries AG	2,526	89,322
Fresenius Medical Care AG & Co. KGaA	2,680	197,005
Fresenius SE & Co. KGaA	5,122	228,147
GEA Group AG	1,958	80,251
Hannover Rueck SE	756	138,138
HeidelbergCement AG	1,845	167,569
HelloFresh SE (a)	1,859	138,717
Henkel AG & Co. KGaA	1,223	121,017
HOCHTIEF AG	289	25,864
Infineon Technologies AG	16,184	686,369
KION Group AG	899	88,777
Knorr-Bremse AG	912	113,756
LANXESS AG	1,038	76,512
LEG Immobilien SE	908	119,426
Merck KGaA	1,591	272,035
MTU Aero Engines AG	669	157,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,733	533,774
Nemetschek SE	753	48,038
Puma SE (a)	257	25,195
Puma SE (a)	980	96,008
Rational AG	64	49,669
RWE AG	7,929	310,637
SAP SE	12,940	1,584,814
Scout24 AG (d)	1,355	102,814
Siemens AG Registered	9,476	1,556,160
Siemens Energy AG (a)	5,031	180,605
Siemens Healthineers AG (d)	3,383	183,150
Symrise AG	1,616	195,932
Teamviewer AG (a) (d)	2,010	85,886
Telefonica Deutschland Holding AG	12,247	35,902
Uniper SE	2,546	92,127
United Internet AG Registered	1,340	53,759
Volkswagen AG	399	144,747
Vonovia SE	6,611	431,818
Zalando SE (a) (d)	1,924	188,580
		17,516,196
Hong Kong — 2.6%
AIA Group Ltd.	149,780	1,822,149
The Bank of East Asia Ltd.	16,395	34,955
BOC Hong Kong Holdings Ltd.	46,500	162,163
CLP Holdings Ltd.	19,999	194,299
Galaxy Entertainment Group Ltd. (a)	27,000	244,197
Hang Lung Properties Ltd.	25,000	65,067
Hang Seng Bank Ltd.	9,700	188,108

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Henderson Land Development Co. Ltd.	18,325	$82,380
HK Electric Investments & HK Electric Investments Ltd. Class SS	31,706	31,495
HKT Trust & HKT Ltd.	47,840	68,281
Hong Kong & China Gas Co. Ltd.	130,753	207,013
Hong Kong Exchanges & Clearing Ltd.	14,881	879,988
Link REIT	26,003	237,059
MTR Corp. Ltd.	19,028	107,975
New World Development Co. Ltd.	19,722	102,157
PCCW Ltd.	57,136	32,208
Power Assets Holdings Ltd.	17,500	103,376
Sino Land Co. Ltd.	40,205	56,069
SJM Holdings Ltd.	25,000	32,801
Sun Hung Kai Properties Ltd.	16,258	246,619
Swire Pacific Ltd. Class A	6,000	45,143
Swire Properties Ltd.	14,196	43,942
Techtronic Industries Co. Ltd.	16,903	290,565
		5,278,009
Ireland — 0.8%
CRH PLC	9,700	455,020
DCC PLC	1,232	106,862
Flutter Entertainment PLC (a)	2,013	428,710
James Hardie Industries PLC	5,588	169,826
Kerry Group PLC Class A	2,002	250,535
Kingspan Group PLC	1,943	164,725
Smurfit Kappa Group PLC	2,998	141,225
		1,716,903
Israel — 0.6%
Azrieli Group Ltd.	547	33,764
Bank Hapoalim B.M. (a)	14,293	111,275
Bank Leumi Le-Israel BM	18,288	120,562
Check Point Software Technologies Ltd. (a)	1,367	153,063
CyberArk Software Ltd. (a)	501	64,799
Elbit Systems Ltd.	334	47,263
Israel Chemicals Ltd.	8,868	52,026
Israel Discount Bank Ltd. Class A	14,549	60,560
Mizrahi Tefahot Bank Ltd.	1,761	45,985
Nice Ltd. (a)	755	164,217
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	13,796	159,206
Wix.com Ltd. (a)	700	195,454
		1,208,174
Italy — 1.8%
Amplifon SpA (a)	1,626	60,618
Assicurazioni Generali SpA (a)	13,878	278,503
Atlantia SpA (a)	6,210	116,511

	Number of Shares	Value
DiaSorin SpA	321	$51,477
Enel SpA	100,831	1,007,453
Eni SpA	31,161	384,342
FinecoBank Banca Fineco SpA (a)	7,632	125,232
Infrastrutture Wireless Italiane SpA (d)	4,035	45,026
Intesa Sanpaolo SpA (a)	203,929	554,360
Mediobanca Banca di Credito Finanziario SpA (a)	7,537	83,846
Moncler SpA (a)	2,433	139,760
Nexi SpA (a) (d)	5,604	98,114
Poste Italiane SpA (d)	6,446	82,228
Prysmian SpA	3,082	100,351
Recordati Industria Chimica e Farmaceutica SpA	1,318	70,841
Snam SpA	25,313	140,549
Telecom Italia SpA	111,010	60,267
Terna Rete Elettrica Nazionale SpA	17,711	133,957
UniCredit SpA (a)	26,168	277,891
		3,811,326
Japan — 24.2%
ABC-Mart, Inc.	400	22,598
Acom Co. Ltd.	5,000	23,204
Advantest Corp.	2,500	221,525
Aeon Co. Ltd.	8,100	241,977
Aeon Mall Co. Ltd.	1,200	20,901
AGC, Inc.	2,500	105,053
Air Water, Inc.	2,400	42,024
Aisin Seiki Co. Ltd.	2,000	76,294
Ajinomoto Co. Inc.	5,900	121,016
Alfresa Holdings Corp.	2,500	48,251
Amada Holdings Co. Ltd.	3,800	42,609
ANA Holdings, Inc. (a)	1,900	44,230
Asahi Group Holdings Ltd.	5,600	237,122
Asahi Intecc Co. Ltd.	2,500	69,038
Asahi Kasei Corp.	15,800	181,911
Astellas Pharma, Inc.	23,000	355,124
Azbil Corp. (b)	1,600	69,210
Bandai Namco Holdings, Inc.	2,500	178,739
The Bank of Kyoto Ltd.	700	43,252
Bridgestone Corp.	6,700	272,152
Brother Industries Ltd. (b)	2,700	60,018
Calbee, Inc. (b)	1,100	28,070
Canon, Inc. (b)	12,600	285,512
Capcom Co. Ltd.	2,200	71,727
Casio Computer Co. Ltd. (b)	2,500	47,345
Central Japan Railway Co.	1,800	269,641
Century Tokyo Leasing Corp.	500	33,769
The Chiba Bank Ltd.	6,200	40,498
Chubu Electric Power Co. Inc.	7,800	100,683

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chugai Pharmaceutical Co. Ltd.	8,300	$337,790
The Chugoku Electric Power Co., Inc. (b)	3,900	47,978
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	26,186
Concordia Financial Group Ltd. (b)	12,700	51,376
Cosmos Pharmaceutical Corp.	200	31,238
CyberAgent, Inc.	5,200	94,106
Dai Nippon Printing Co. Ltd.	3,100	65,269
Dai-ichi Life Holdings, Inc.	13,600	235,370
Daifuku Co. Ltd. (b)	1,300	127,731
Daiichi Sankyo Co. Ltd.	21,100	616,750
Daikin Industries Ltd.	3,100	627,681
Daito Trust Construction Co. Ltd.	800	93,068
Daiwa House Industry Co. Ltd.	6,900	202,751
Daiwa House REIT Investment Corp.	22	59,157
Daiwa Securities Group, Inc. (b)	18,200	94,470
Denso Corp.	5,400	360,460
Dentsu Group, Inc.	2,600	83,810
Disco Corp.	300	95,049
East Japan Railway Co.	3,800	269,706
Eisai Co. Ltd.	3,100	208,253
ENEOS Holdings, Inc.	38,900	176,180
FANUC Corp.	2,400	571,164
Fast Retailing Co. Ltd.	700	560,115
Fuji Electric Co. Ltd.	1,600	67,014
FUJIFILM Holdings Corp.	4,500	268,020
Fujitsu Ltd.	2,400	348,344
Fukuoka Financial Group, Inc. (b)	2,100	40,002
GLP J-REIT	51	83,823
GMO Payment Gateway, Inc.	500	66,956
Hakuhodo DY Holdings, Inc. (b)	2,900	48,615
Hamamatsu Photonics KK	1,800	106,695
Hankyu Hanshin Holdings, Inc.	2,900	92,867
Harmonic Drive Systems, Inc.	500	33,957
Hikari Tsushin, Inc.	200	40,305
Hino Motors Ltd.	3,600	30,861
Hirose Electric Co. Ltd.	425	65,576
Hisamitsu Pharmaceutical Co., Inc.	600	39,214
Hitachi Construction Machinery Co. Ltd.	1,300	41,832
Hitachi Ltd.	12,000	545,118
Hitachi Metals Ltd. (b)	2,800	46,071
Honda Motor Co. Ltd.	20,200	608,039
Hoshizaki Corp.	600	53,460
Hoya Corp.	4,600	541,792
Hulic Co. Ltd.	3,800	44,980
Ibiden Co. Ltd.	1,400	64,846
Idemitsu Kosan Co. Ltd. (b)	2,371	61,107

	Number of Shares	Value
Iida Group Holdings Co. Ltd.	1,800	$43,701
Inpex Corp.	13,200	90,078
Isuzu Motors Ltd.	7,100	76,639
Ito En Ltd.	700	43,014
ITOCHU Corp. (b)	16,700	542,930
Itochu Techno-Solutions Corp.	1,200	38,843
Japan Airlines Co. Ltd. (a)	1,800	40,384
Japan Airport Terminal Co. Ltd. (b)	600	29,553
Japan Exchange Group, Inc.	6,500	152,785
Japan Metropolitan Fund Invest	90	92,010
Japan Post Bank Co. Ltd. (b)	5,000	47,990
Japan Post Holdings Co. Ltd.	19,900	178,006
Japan Post Insurance Co. Ltd.	2,900	59,809
Japan Real Estate Investment Corp.	15	88,629
Japan Tobacco, Inc.	14,800	284,602
JFE Holdings, Inc. (a)	6,200	76,207
JSR Corp.	2,500	75,747
Kajima Corp.	5,800	82,699
Kakaku.com, Inc.	1,700	46,564
The Kansai Electric Power Co., Inc.	8,900	96,601
Kansai Paint Co. Ltd.	2,300	61,610
Kao Corp.	6,000	397,475
KDDI Corp.	20,000	614,543
Keihan Holdings Co. Ltd.	1,200	50,055
Keikyu Corp.	2,800	42,332
Keio Corp.	1,300	87,479
Keisei Electric Railway Co. Ltd.	1,700	55,668
Keyence Corp.	2,300	1,049,827
Kikkoman Corp. (b)	1,800	107,483
Kintetsu Group Holdings Co. Ltd.	2,200	84,006
Kirin Holdings Co. Ltd.	10,100	193,654
Kobayashi Pharmaceutical Co. Ltd.	600	56,047
Kobe Bussan Co. Ltd. (b)	1,600	42,915
Koei Tecmo Holdings Co. Ltd.	780	35,148
Koito Manufacturing Co. Ltd.	1,300	87,646
Komatsu Ltd.	10,800	333,662
Konami Holdings Corp.	1,200	71,755
Kose Corp.	400	56,677
Kubota Corp.	12,900	294,575
Kuraray Co. Ltd.	4,100	46,810
Kurita Water Industries Ltd.	1,300	55,950
Kyocera Corp.	4,000	254,684
Kyowa Kirin Co. Ltd.	3,300	98,918
Kyushu Electric Power Co, Inc.	4,800	47,296
Kyushu Railway Co.	1,900	44,408
Lasertec Corp.	900	119,783
Lawson, Inc.	600	29,470
Lion Corp.	2,900	56,515
LIXIL Group Corp.	3,300	91,957

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
M3, Inc.	5,500	$378,069
Makita Corp.	2,800	120,217
Marubeni Corp. (b)	20,800	174,073
Marui Group Co. Ltd. (b)	2,400	45,276
Mazda Motor Corp. (b)	7,100	58,300
McDonald’s Holdings Co. Japan Ltd.	900	41,481
Medipal Holdings Corp.	2,400	46,157
MEIJI Holdings Co. Ltd. (b)	1,400	90,091
Mercari, Inc. (a)	1,100	50,157
MinebeaMitsumi, Inc.	4,500	115,700
MISUMI Group, Inc.	3,600	104,810
Mitsubishi Chemical Holding Corp.	15,700	117,614
Mitsubishi Corp.	16,600	471,202
Mitsubishi Electric Corp.	22,600	346,173
Mitsubishi Estate Co. Ltd.	14,900	261,297
Mitsubishi Gas Chemical Co., Inc.	2,100	51,742
Mitsubishi Heavy Industries Ltd.	3,900	121,815
Mitsubishi UFJ Financial Group, Inc.	151,200	806,810
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	8,100	49,109
Mitsui & Co. Ltd.	20,200	422,261
Mitsui Chemicals, Inc.	2,300	73,003
Mitsui Fudosan Co. Ltd.	11,300	257,937
Miura Co. Ltd.	1,100	59,606
Mizuho Financial Group, Inc. (b)	29,800	429,768
MonotaRO Co. Ltd.	3,200	87,015
MS&AD Insurance Group Holdings, Inc.	5,400	159,134
Murata Manufacturing Co. Ltd.	7,100	572,442
Nabtesco Corp.	1,400	64,356
Nagoya Railroad Co. Ltd.	2,400	57,241
NEC Corp.	3,200	188,819
Nexon Co. Ltd.	6,000	195,094
NGK Insulators Ltd.	3,200	58,861
NGK Spark Plug Co. Ltd.	1,800	31,239
NH Foods Ltd.	1,000	42,974
Nidec Corp.	5,500	671,854
Nihon M&A Center, Inc.	3,800	103,182
Nintendo Co. Ltd.	1,400	783,646
Nippon Building Fund, Inc.	19	111,964
Nippon Express Co. Ltd.	900	67,277
Nippon Paint Holdings Co. Ltd.	9,000	130,141
Nippon Prologis REIT, Inc.	26	83,594
Nippon Shinyaku Co. Ltd.	600	44,682
Nippon Steel Corp. (a)	10,200	173,699
Nippon Telegraph & Telephone Corp.	15,900	409,219
Nippon Yusen KK (b)	1,900	65,194
Nissan Chemical Corp.	1,600	85,528
Nissan Motor Co. Ltd. (a)	29,300	164,002

	Number of Shares	Value
Nisshin Seifun Group, Inc.	2,700	$45,251
Nissin Foods Holdings Co. Ltd.	800	59,369
Nitori Holdings Co. Ltd.	1,000	194,071
Nitto Denko Corp.	2,000	171,706
Nomura Holdings, Inc.	39,600	209,331
Nomura Real Estate Holdings, Inc.	1,300	31,428
Nomura Real Estate Master Fund, Inc.	49	73,689
Nomura Research Institute Ltd.	4,100	127,439
NSK Ltd.	4,600	47,140
NTT Data Corp. (b)	7,900	122,717
Obayashi Corp.	8,100	74,612
Obic Co. Ltd.	800	147,196
Odakyu Electric Railway Co. Ltd. (b)	3,600	98,650
Oji Holdings Corp.	11,000	71,475
Olympus Corp.	14,400	298,719
Omron Corp.	2,300	180,252
Ono Pharmaceutical Co. Ltd.	4,700	123,107
Oracle Corp.	500	49,149
Oriental Land Co. Ltd.	2,500	376,686
ORIX Corp.	16,200	274,319
Orix JREIT, Inc.	32	55,758
Osaka Gas Co. Ltd.	4,600	89,938
Otsuka Corp.	1,300	60,866
Otsuka Holdings Co. Ltd.	4,800	203,683
Pan Pacific International Holding Corp.	5,200	122,816
Panasonic Corp.	27,300	352,705
PeptiDream, Inc. (a)	1,200	55,014
Persol Holdings Co. Ltd.	2,100	41,291
Pigeon Corp.	1,400	53,057
Pola Orbis Holdings, Inc.	1,200	28,976
Rakuten, Inc.	10,800	128,707
Recruit Holdings Co. Ltd.	16,800	824,419
Renesas Electronics Corp. (a)	9,800	107,653
Resona Holdings, Inc.	25,200	105,615
Ricoh Co. Ltd. (b)	8,400	85,167
Rinnai Corp.	400	44,895
Rohm Co. Ltd.	1,100	108,855
Ryohin Keikaku Co. Ltd.	3,100	73,472
Santen Pharmaceutical Co. Ltd.	4,700	64,797
SBI Holdings, Inc.	3,042	82,782
SCSK Corp.	600	35,668
Secom Co. Ltd.	2,600	219,518
Sega Sammy Holdings, Inc.	2,300	35,972
Seibu Holdings, Inc.	2,900	32,075
Seiko Epson Corp. (b)	3,600	58,899
Sekisui Chemical Co. Ltd.	4,500	86,740
Sekisui House Ltd.	7,500	161,319
Seven & i Holdings Co. Ltd.	9,300	375,834

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SG Holdings Co. Ltd.	4,100	$94,323
Sharp Corp. (b)	2,600	45,056
Shimadzu Corp.	2,800	101,860
Shimamura Co. Ltd.	300	34,629
Shimano, Inc.	900	214,970
Shimizu Corp.	6,700	54,449
Shin-Etsu Chemical Co. Ltd.	4,400	743,448
Shinsei Bank Ltd. (b)	1,900	30,618
Shionogi & Co. Ltd.	3,300	178,003
Shiseido Co. Ltd.	5,000	336,823
The Shizuoka Bank Ltd. (b)	5,100	40,039
SMC Corp.	700	408,417
Softbank Corp. (b)	35,600	463,303
SoftBank Group Corp.	19,400	1,644,866
Sohgo Security Services Co. Ltd.	900	42,605
Sompo Holdings, Inc.	4,100	156,862
Sony Corp.	15,600	1,642,391
Square Enix Holdings Co. Ltd.	1,200	66,773
Stanley Electric Co. Ltd.	1,700	50,821
Subaru Corp. (b)	7,500	150,154
SUMCO Corp.	3,300	76,240
Sumitomo Chemical Co. Ltd.	18,800	97,378
Sumitomo Corp.	14,600	208,833
Sumitomo Dainippon Pharma Co. Ltd.	2,300	40,181
Sumitomo Electric Industries Ltd.	9,200	138,486
Sumitomo Metal Mining Co. Ltd.	2,800	121,649
Sumitomo Mitsui Financial Group, Inc.	16,100	585,444
Sumitomo Mitsui Trust Holdings, Inc.	4,200	146,198
Sumitomo Realty & Development Co. Ltd.	3,800	134,769
Sundrug Co. Ltd.	800	29,325
Suntory Beverage & Food Ltd.	1,700	63,300
Suzuken Co. Ltd.	800	31,307
Suzuki Motor Corp.	4,500	204,911
Sysmex Corp.	2,100	226,896
T&D Holdings, Inc.	6,800	88,289
Taiheiyo Cement Corp.	1,400	36,934
Taisei Corp.	2,400	92,537
Taisho Pharmaceutical Holdings Co. Ltd.	400	25,866
Taiyo Nippon Sanso Corp.	1,800	34,198
Takeda Pharmaceutical Co. Ltd.	19,541	706,077
TDK Corp.	1,600	223,130
Teijin Ltd.	2,100	36,181
Terumo Corp.	7,900	286,366
THK Co. Ltd.	1,400	48,435
TIS, Inc.	2,700	64,545
Tobu Railway Co. Ltd.	2,400	64,515

	Number of Shares	Value
Toho Co. Ltd.	1,400	$56,974
Toho Gas Co. Ltd.	900	55,710
Tohoku Electric Power Co., Inc.	5,400	51,130
Tokio Marine Holdings, Inc.	7,800	373,466
Tokyo Electric Power Co. Holdings, Inc. (a)	18,500	61,856
Tokyo Electron Ltd.	1,800	770,667
Tokyo Gas Co. Ltd.	4,800	106,685
Tokyu Corp.	6,200	82,992
Tokyu Fudosan Holdings Corp.	8,000	47,597
Toppan Printing Co. Ltd.	3,400	57,449
Toray Industries, Inc.	16,900	108,774
Toshiba Corp.	4,800	162,629
Tosoh Corp.	3,200	61,256
TOTO Ltd.	1,800	111,116
Toyo Suisan Kaisha Ltd.	1,100	46,165
Toyoda Gosei Co. Ltd. (b)	800	21,121
Toyota Industries Corp.	1,800	160,952
Toyota Motor Corp.	26,300	2,054,742
Toyota Tsusho Corp.	2,700	114,103
Trend Micro, Inc.	1,700	85,218
Tsuruha Holdings, Inc.	400	51,544
Unicharm Corp.	5,100	213,742
United Urban Investment Corp.	38	51,135
USS Co. Ltd.	2,700	52,910
Welcia Holdings Co. Ltd.	1,200	41,152
West Japan Railway Co.	2,000	111,149
Yakult Honsha Co. Ltd. (b)	1,600	81,140
Yamada Denki Co. Ltd.	9,500	51,327
Yamaha Corp.	1,700	92,549
Yamaha Motor Co. Ltd.	3,600	88,962
Yamato Holdings Co. Ltd.	3,700	101,571
Yamazaki Baking Co. Ltd.	1,700	27,448
Yaskawa Electric Corp.	3,000	150,229
Yokogawa Electric Corp.	2,800	51,824
Z Holdings Corp.	33,400	166,764
ZOZO, Inc.	1,400	41,464
		50,278,318
Luxembourg — 0.3%
ArcelorMittal SA (a)	8,815	255,802
Aroundtown SA	12,759	90,818
Eurofins Scientific SE (a)	1,681	160,716
SES SA	4,849	38,517
Tenaris SA	6,137	69,499
		615,352
Netherlands — 5.3%
ABN AMRO Bank NV (a) (d)	5,306	64,372
Adyen NV (a) (d)	224	502,185

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Aegon NV	22,829	$108,282
Airbus SE (a)	7,287	825,365
Akzo Nobel NV	2,376	265,526
Argenx SE (a) (b)	568	156,055
ASM International NV	596	174,399
ASML Holding NV	5,284	3,222,916
CNH Industrial NV (a)	12,881	200,064
Davide Campari-Milano NV	7,345	82,384
EXOR NV	1,336	113,119
Ferrari NV	34	7,119
Ferrari NV	1,554	325,221
Heineken Holding NV	1,384	123,200
Heineken NV (b)	3,192	328,027
ING Groep NV	48,289	592,601
JDE Peet’s NV (a)	912	33,475
Just Eat Takeaway (a) (b) (d)	1,592	147,154
Koninklijke Ahold Delhaize NV	13,617	379,289
Koninklijke DSM NV	2,125	359,574
Koninklijke KPN NV	44,967	152,883
Koninklijke Philips NV (a)	11,269	643,387
Koninklijke Vopak NV	916	45,653
NN Group NV	3,702	180,802
Prosus NV	6,021	671,283
QIAGEN NV (a)	2,894	140,099
Randstad NV (b)	1,500	105,532
Stellantis NV (b)	11,145	198,270
Stellantis NV	14,201	252,062
STMicroelectronics NV	8,023	305,832
Wolters Kluwer NV	3,294	286,342
		10,992,472
New Zealand — 0.3%
The a2 Milk Co. Ltd. (a) (b)	9,580	57,786
Auckland International Airport Ltd. (a)	15,755	86,367
Fisher & Paykel Healthcare Corp. Ltd.	7,219	162,095
Mercury NZ Ltd.	8,257	37,514
Meridian Energy Ltd.	16,284	61,527
Ryman Healthcare Ltd.	5,035	53,794
Spark New Zealand Ltd.	20,576	64,314
Xero Ltd. (a)	1,529	148,362
		671,759
Norway — 0.6%
Adevinta ASA (a)	3,053	44,972
DNB ASA	11,451	243,795
Equinor ASA	12,056	235,435
Gjensidige Forsikring ASA	2,528	59,352
Mowi ASA	5,395	133,839
Norsk Hydro ASA	16,928	108,467
Orkla ASA	9,424	92,399

	Number of Shares	Value
Schibsted ASA Class A (a)	860	$36,117
Schibsted ASA Class B (a)	1,234	44,173
Telenor ASA	8,568	150,864
Yara International ASA	2,134	111,004
		1,260,417
Papua New Guinea — 0.0%
Oil Search Ltd.	24,061	74,710
Portugal — 0.2%
Banco Espirito Santo SA (a) (e)	39,664	—
EDP - Energias de Portugal SA	33,824	193,459
Galp Energia SGPS SA	6,303	73,256
Jeronimo Martins SGPS SA	3,264	54,950
		321,665
Singapore — 1.1%
Ascendas REIT	40,032	90,905
CapitaLand Ltd.	30,246	84,756
CapitaLand Mall Trust	57,062	92,238
City Developments Ltd.	5,900	35,074
DBS Group Holdings, Ltd.	22,051	475,683
Genting Singapore Ltd.	77,400	53,043
Keppel Corp. Ltd.	18,700	74,140
Mapletree Commercial Trust	28,500	45,023
Mapletree Logistics Trust	35,500	51,044
Oversea-Chinese Banking Corp. Ltd.	41,287	361,496
Singapore Airlines Ltd. (a)	16,849	70,081
Singapore Exchange Ltd.	10,000	74,287
Singapore Technologies Engineering Ltd.	19,900	57,790
Singapore Telecommunications Ltd.	102,500	186,288
Suntec REIT	24,400	28,339
United Overseas Bank Ltd.	14,293	276,096
UOL Group Ltd.	5,769	33,943
Venture Corp. Ltd.	3,400	50,835
Wilmar International Ltd.	24,700	99,862
		2,240,923
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	2,895	95,973
Aena SME SA (a) (d)	857	139,029
Amadeus IT Group SA (a)	5,570	394,281
Banco Bilbao Vizcaya Argentaria SA	82,387	429,144
Banco Santander SA (a)	214,470	728,977
CaixaBank SA	55,138	170,698
Cellnex Telecom SAU (b) (d)	3,983	229,363
Enagas SA	3,123	67,834
Endesa SA	3,999	105,907
Ferrovial SA	6,142	160,148
Grifols SA	3,737	97,830

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Iberdrola SA	75,826	$977,589
Industria de Diseno Textil SA	13,529	445,957
Naturgy Energy Group SA	3,662	89,772
Red Electrica Corp. SA	5,267	93,309
Repsol SA	18,492	228,833
Siemens Gamesa Renewable Energy SA	2,992	115,832
Telefonica SA	62,484	280,210
		4,850,686
Sweden — 3.3%
Alfa Laval AB (a)	3,939	118,955
Assa Abloy AB Class B	12,396	355,976
Atlas Copco AB Class A	8,368	509,498
Atlas Copco AB Class B	4,746	246,904
Boliden AB	3,443	127,563
Electrolux AB Series B (b)	2,839	78,662
Epiroc AB Class A	8,015	181,563
Epiroc AB Class B	4,909	102,290
EQT AB	2,974	97,803
Essity AB Class B (b)	7,453	235,470
Evolution Gaming Group AB (d)	1,975	290,910
Fastighets AB Balder Class B (a)	1,291	63,913
Hennes & Mauritz AB Class B (a) (b)	10,113	227,424
Hexagon AB Class B	3,457	318,809
Husqvarna AB Class B	5,064	72,842
ICA Gruppen AB	1,278	62,483
Industrivarden AB Class A (a)	1,206	44,324
Industrivarden AB Class C (a)	2,011	70,500
Investment AB Latour	1,869	48,363
Investor AB Class B	5,589	445,750
Kinnevik AB (b)	3,063	148,742
L E Lundbergforetagen AB Class B (a)	947	51,707
Lundin Energy AB	2,396	75,295
Nibe Industrier AB Class B	3,884	120,460
Sandvik AB (a)	13,934	380,776
Securitas AB Class B	4,029	68,523
Skandinaviska Enskilda Banken AB Class A (a) (b)	20,464	249,468
Skanska AB Class B (b)	4,282	107,393
SKF AB Class B	4,812	136,795
Svenska Cellulosa AB Class B (a)	7,606	134,466
Svenska Handelsbanken AB Class A	19,584	212,609
Swedbank AB Class A	11,399	200,647
Swedish Match AB	1,976	154,286
Tele2 AB Class B	6,291	84,863
Telefonaktiebolaget LM Ericsson Class B	36,137	478,012
Telia Co AB	31,027	134,413

	Number of Shares	Value
Volvo AB Class B (a)	17,548	$444,003
		6,882,460
Switzerland — 8.9%
ABB Ltd. Registered	22,874	695,705
Adecco Group AG Registered	1,953	131,531
Alcon, Inc. (a)	6,075	425,345
Baloise Holding AG Registered	562	95,535
Banque Cantonale Vaudoise Registered	368	35,902
Barry Callebaut AG Registered	36	81,363
Chocoladefabriken Lindt & Spruengli AG	13	113,476
Chocoladefabriken Lindt & Spruengli AG Registered	1	91,519
Cie Financiere Richemont SA Registered	6,459	620,231
Clariant AG (b)	2,439	49,182
Coca-Cola HBC AG	2,480	78,950
Credit Suisse Group AG Registered	30,151	318,327
EMS-Chemie Holding AG Registered	106	94,652
Geberit AG Registered	467	297,237
Givaudan SA Registered	114	439,269
Julius Baer Group Ltd.	2,818	180,057
Kuehne & Nagel International AG Registered	670	191,178
LafargeHolcim Ltd. Registered	2,241	131,714
LafargeHolcim Ltd. Registered	4,338	256,133
Logitech International SA Registered	2,070	216,968
Lonza Group AG Registered	919	513,600
Nestle SA Registered	35,766	3,986,311
Novartis AG Registered	27,530	2,351,690
Partners Group Holding AG	230	293,884
Roche Holding AG	8,717	2,817,679
Roche Holding AG	394	134,674
Schindler Holding AG	489	143,647
Schindler Holding AG Registered	264	75,649
SGS SA Registered	76	215,608
Sika AG Registered	1,751	500,160
Sonova Holding AG Registered (a)	674	178,550
Straumann Holding AG Registered	131	163,347
The Swatch Group AG	363	104,462
The Swatch Group AG Registered	586	32,605
Swiss Life Holding AG Registered	383	188,253
Swiss Prime Site AG Registered	957	88,203
Swiss Re AG	3,533	347,465
Swisscom AG Registered (b)	323	173,274
Temenos Group AG Registered	859	123,637
UBS Group AG Registered	45,339	701,996
Vifor Pharma AG	551	74,994

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zurich Insurance Group AG	1,866	$795,710
		18,549,672
United Kingdom — 13.9%
3i Group PLC	12,196	193,999
Admiral Group PLC	2,470	105,606
Anglo American PLC	15,146	593,438
Antofagasta PLC	5,007	116,641
Ashtead Group PLC	5,566	332,113
Associated British Foods PLC (a)	4,485	149,368
AstraZeneca PLC	16,268	1,622,241
Auto Trader Group PLC (a) (d)	12,247	93,631
Aveva Group PLC	1,403	66,197
Aviva PLC	48,458	272,799
BAE Systems PLC	39,815	277,164
Barclays PLC	214,507	550,027
Barratt Developments PLC (a)	12,503	128,769
The Berkeley Group Holdings PLC	1,603	98,131
BHP Group PLC	26,173	755,648
BP PLC	251,173	1,019,049
British American Tobacco PLC	28,410	1,086,657
The British Land Co. PLC	11,071	76,975
BT Group PLC (a)	112,345	239,811
Bunzl PLC	4,242	135,833
Burberry Group PLC (a)	5,091	133,289
Coca-Cola European Partners PLC	2,618	136,555
Compass Group PLC (a)	21,995	443,338
Croda International PLC	1,698	148,624
Diageo PLC	28,902	1,188,620
Direct Line Insurance Group PLC	17,642	76,162
Entain PLC (a)	7,205	150,836
Evraz PLC	6,253	49,842
Experian PLC	11,324	390,094
Ferguson PLC	2,772	331,309
Fresnillo PLC	2,429	28,946
GlaxoSmithKline PLC	62,099	1,102,266
Glencore PLC (a)	123,414	483,533
Halma PLC	4,631	151,597
Hargreaves Lansdown PLC	4,068	86,477
Hikma Pharmaceuticals PLC	2,199	68,981
HSBC Holdings PLC	252,507	1,472,860
Imperial Brands PLC	11,913	245,094
Informa PLC (a)	18,908	145,977
InterContinental Hotels Group PLC (a)	2,065	142,054
Intertek Group PLC	2,032	156,969
J Sainsbury PLC	22,314	74,613
JD Sports Fashion PLC (a)	6,617	75,248
Johnson Matthey PLC	2,405	99,922
Kingfisher PLC (a)	26,519	116,390

	Number of Shares	Value
Land Securities Group PLC	8,867	$84,388
Legal & General Group PLC	73,630	282,877
Lloyds Banking Group PLC (a)	874,620	512,097
London Stock Exchange Group PLC	3,911	374,303
M&G PLC	32,166	91,989
Melrose Industries PLC (a)	60,859	140,073
Mondi PLC	5,906	150,681
National Grid PLC	43,600	519,986
Natwest Group PLC	61,011	165,106
Next PLC (a)	1,638	177,612
Ocado Group PLC (a)	6,122	171,778
Pearson PLC	9,399	100,001
Persimmon PLC	3,985	161,578
Phoenix Group Holdings PLC	6,435	65,127
Prudential PLC	32,311	684,978
Reckitt Benckiser Group PLC	8,817	789,923
RELX PLC	23,871	598,848
Rentokil Initial PLC (a)	23,234	155,189
Rio Tinto PLC	13,917	1,064,676
Rolls-Royce Holdings PLC (a)	105,325	152,989
Royal Dutch Shell PLC Class A	50,803	989,025
Royal Dutch Shell PLC Class B	45,967	845,471
RSA Insurance Group PLC	12,884	120,961
The Sage Group PLC	13,581	114,760
Schroders PLC	1,529	73,799
Segro PLC	14,888	192,472
Severn Trent PLC	3,007	95,609
Smith & Nephew PLC	10,703	202,100
Smiths Group PLC	4,999	105,995
Spirax-Sarco Engineering PLC	929	146,033
SSE PLC	12,854	257,905
St. James’s Place PLC	6,761	118,608
Standard Chartered PLC	33,769	232,348
Standard Life Aberdeen PLC	27,753	110,782
Taylor Wimpey PLC (a)	45,863	114,145
Tesco PLC	95,249	300,597
Unilever PLC	32,604	1,819,513
United Utilities Group PLC	8,584	109,579
Vodafone Group PLC	331,907	604,000
Whitbread PLC (a)	2,454	115,945
Wm Morrison Supermarkets PLC	30,332	76,341
WPP PLC	14,884	188,962
		28,792,842

TOTAL COMMON STOCK (Cost $163,953,697)		200,633,069

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG 6.470%	688	$54,762
Fuchs Petrolub SE 2.180%	875	41,906
Henkel AG & Co. KGaA 1.980%	2,243	252,181
Porsche Automobil Holding SE 3.240%	1,928	204,475
Sartorius AG 0.290%	448	223,390
Volkswagen AG 2.680%	2,298	642,206
		1,418,920
Italy — 0.0%
Telecom Italia SpA 5.420%	73,532	42,425

TOTAL PREFERRED STOCK (Cost $978,004)		1,461,345

TOTAL EQUITIES (Cost $164,931,701)		202,094,414

MUTUAL FUNDS — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (f)	1,524,657	1,524,657

TOTAL MUTUAL FUNDS (Cost $1,524,657)		1,524,657

RIGHTS — 0.0%
Australia — 0.0%
Computershare Ltd. (a)	698	806
Italy — 0.0%
SNAM S.p.A. (a) (e) (g)	25,313	26

TOTAL RIGHTS (Cost $0)		832

TOTAL LONG-TERM INVESTMENTS (Cost $166,456,358)		203,619,903

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$2,632,016	$2,632,016

TOTAL SHORT-TERM INVESTMENTS (Cost $2,632,016)		2,632,016

TOTAL INVESTMENTS — 99.4% (Cost $169,088,374) (i)		206,251,919

Other Assets/(Liabilities) — 0.6%		1,282,680

NET ASSETS — 100.0%		$207,534,599

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $6,543,471 or 3.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,380,310 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $3,588,511 or 1.73% of net assets.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $26 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Investment was valued using significant unobservable inputs.
(h)

Maturity value of $2,632,016. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,684,758.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	24.2%
Financial	19.9%
Industrial	13.8%
Consumer, Cyclical	13.7%
Basic Materials	6.9%
Technology	5.8%
Communications	5.8%
Energy	3.6%
Utilities	3.5%
Mutual Funds	0.7%
Diversified	0.2%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal*	6/16/21	USD	11,940	NOK	101,065	$124
Bank of New York Mellon*	6/16/21	DKK	164,266	USD	26,311	(383)
BNP Paribas SA*	6/16/21	JPY	30,200,000	USD	273,846	(905)
BNP Paribas SA*	6/16/21	USD	74,697	HKD	580,000	78
BNP Paribas SA*	6/16/21	USD	68,952	GBP	50,000	7
BNP Paribas SA*	6/16/21	USD	107,427	CHF	100,000	1,419
BNP Paribas SA*	6/16/21	USD	154,565	EUR	130,000	1,886
Citibank N.A.*	6/16/21	HKD	184,325	USD	23,749	(35)
Citibank N.A.*	6/16/21	GBP	44,389	USD	61,933	(725)
Citibank N.A.*	6/16/21	JPY	65,939,191	USD	607,300	(11,356)
Citibank N.A.*	6/16/21	EUR	920,952	USD	1,095,779	(14,162)
Citibank N.A.*	6/16/21	USD	23,385	CHF	21,629	457
Goldman Sachs International*	6/16/21	USD	1,975	SGD	2,658	—
Morgan Stanley & Co. LLC*	6/16/21	SEK	804,954	USD	94,626	(2,397)
Morgan Stanley & Co. LLC*	6/16/21	JPY	32,826,076	USD	300,731	(4,056)
Morgan Stanley & Co. LLC*	6/16/21	EUR	603,469	USD	718,690	(9,943)
Morgan Stanley & Co. LLC*	6/16/21	CHF	296,959	USD	319,340	(4,540)
Morgan Stanley & Co. LLC*	6/16/21	AUD	277,188	USD	213,119	(2,515)
Morgan Stanley & Co. LLC*	6/16/21	GBP	241,870	USD	334,070	(556)
Morgan Stanley & Co. LLC*	6/16/21	USD	36,136	ILS	119,805	262
Morgan Stanley & Co. LLC*	6/16/21	USD	394,214	EUR	330,000	6,644
Morgan Stanley & Co. LLC*	6/16/21	USD	108,253	AUD	140,000	1,883
Morgan Stanley & Co. LLC*	6/16/21	USD	393,204	JPY	43,110,000	3,582
						$(35,231)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	4/29/21	1	$176,854	$5,264
Topix Index	6/10/21	9	1,581,590	6,669
SPI 200 Index	6/17/21	5	640,904	1,485
Euro Stoxx 50 Index	6/18/21	59	2,634,408	40,450
FTSE 100 Index	6/18/21	11	1,018,113	(5,194)
				$48,674

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.8%
Australia — 1.2%
AMP Ltd.	2,322,438	$2,233,745
Brambles Ltd.	306,800	2,470,642
Orica Ltd.	348,915	3,698,873
		8,403,260
Belgium — 1.1%
Anheuser-Busch InBev SA	59,400	3,744,906
KBC Group NV (a)	53,537	3,887,604
		7,632,510
Brazil — 0.2%
Ambev SA ADR	440,763	1,207,691
Canada — 3.5%
Canadian National Railway Co.	75,291	8,732,250
Cenovus Energy, Inc.	585,817	4,400,503
Intact Financial Corp.	16,099	1,972,822
Open Text Corp.	84,300	4,019,461
Restaurant Brands International, Inc.	31,400	2,041,000
Suncor Energy, Inc.	105,847	2,212,621
The Toronto-Dominion Bank	30,045	1,959,488
		25,338,145
Cayman Islands — 1.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	8,700	1,972,551
Alibaba Group Holding Ltd. (a)	69,240	1,959,357
NetEase, Inc.	84,900	1,754,670
Tencent Holdings Ltd.	46,500	3,665,919
		9,352,497
Denmark — 1.5%
Carlsberg A/S Class B	20,115	3,093,926
Novo Nordisk A/S Class B	113,027	7,632,929
		10,726,855
Finland — 0.3%
UPM-Kymmene OYJ	68,400	2,456,698
France — 14.8%
Accor SA (a)	164,392	6,201,913
Air Liquide SA	71,482	11,679,113
BNP Paribas SA (a)	183,531	11,151,361
Bureau Veritas SA (a)	16,361	465,761
Capgemini SE	62,822	10,692,996
Cie Generale des Etablissements Michelin SCA	12,781	1,913,738
Danone SA	51,826	3,556,007
Dassault Systemes SE	13,778	2,947,816
Engie SA (a)	269,881	3,832,223
EssilorLuxottica SA	40,027	6,519,019

	Number of Shares	Value
L’Oreal SA	12,773	$4,895,853
Legrand SA	43,336	4,031,988
LVMH Moet Hennessy Louis Vuitton SE	15,332	10,217,113
Pernod Ricard SA	36,827	6,913,224
Publicis Groupe SA	73,677	4,497,581
Schneider Electric SE	89,444	13,665,766
Valeo SA	88,330	3,001,899
		106,183,371
Germany — 15.0%
Allianz SE Registered	40,950	10,425,065
Bayer AG Registered	277,400	17,554,038
Bayer AG Registered	400	25,221
Bayerische Motoren Werke AG	113,985	11,817,608
Beiersdorf AG	62,365	6,589,233
Continental AG (a)	57,380	7,578,471
Daimler AG Registered	132,273	11,785,327
Deutsche Boerse AG	41,651	6,923,006
Fresenius Medical Care AG & Co. KGaA	80,700	5,932,195
Henkel AG & Co. KGaA	16,700	1,652,481
Merck KGaA	35,126	6,005,976
MTU Aero Engines AG	9,791	2,304,430
SAP SE	104,619	12,813,110
thyssenkrupp AG (a)	447,917	5,976,816
thyssenkrupp AG (a)	500	6,709
		107,389,686
Hong Kong — 1.6%
AIA Group Ltd.	959,000	11,666,716
India — 2.1%
Axis Bank Ltd. (a)	388,905	3,727,828
HDFC Bank Ltd. (a)	95,836	1,951,332
Housing Development Finance Corp. Ltd.	115,192	3,959,713
Tata Consultancy Services Ltd.	130,573	5,678,705
		15,317,578
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	2,206,200	935,924
Ireland — 2.0%
Linde PLC (a)	18,077	5,062,877
Ryanair Holdings PLC (a)	11,700	226,869
Ryanair Holdings PLC Sponsored ADR (a)	78,544	9,032,560
		14,322,306
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	41,030	4,594,129

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.7%
Eni SpA	203,561	$2,510,739
Intesa Sanpaolo SpA (a)	6,098,728	16,578,758
		19,089,497
Japan — 10.2%
Daikin Industries Ltd.	42,000	8,504,065
Denso Corp.	52,600	3,511,150
Hitachi Ltd. (b)	174,700	7,936,012
Hoya Corp.	65,700	7,738,201
Japan Tobacco, Inc.	164,400	3,161,390
Koito Manufacturing Co. Ltd.	49,100	3,310,307
Komatsu Ltd.	72,600	2,242,953
Kose Corp.	17,700	2,507,966
Kubota Corp.	305,400	6,973,902
Kyocera Corp.	78,100	4,972,707
Olympus Corp.	281,300	5,835,396
Shin-Etsu Chemical Co. Ltd.	16,600	2,804,828
SMC Corp.	6,700	3,909,137
Terumo Corp.	160,400	5,814,307
Toyota Motor Corp.	51,800	4,046,982
		73,269,303
Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR (a)	296,700	2,628,762
Netherlands — 6.1%
Akzo Nobel NV	55,040	6,150,901
CNH Industrial NV (a)	600,197	9,322,086
EXOR NV	65,000	5,503,530
ING Groep NV	453,273	5,562,548
Koninklijke Philips NV (a)	136,546	7,795,889
QIAGEN NV (a)	67,253	3,255,735
Randstad NV (b)	62,989	4,431,569
Wolters Kluwer NV	15,726	1,367,035
		43,389,293
Portugal — 0.4%
Galp Energia SGPS SA	240,730	2,797,877
Republic of Korea — 0.4%
NAVER Corp.	8,005	2,677,471
Samsung Electronics Co. Ltd.	2,350	169,743
		2,847,214
Singapore — 0.7%
DBS Group Holdings, Ltd.	219,000	4,724,253
South Africa — 1.0%
Naspers Ltd.	28,900	6,930,607
Spain — 1.3%
Amadeus IT Group SA (a)	126,833	8,978,067

	Number of Shares	Value
Sweden — 1.9%
Essity AB Class B (b)	101,068	$3,193,138
Hennes & Mauritz AB Class B (a) (b)	183,694	4,130,956
SKF AB Class B	108,600	3,087,277
Volvo AB Class B (a) (b)	131,100	3,317,116
		13,728,487
Switzerland — 11.9%
Cie Financiere Richemont SA Registered	77,173	7,410,599
Credit Suisse Group AG Registered	901,825	9,521,246
Julius Baer Group Ltd.	55,352	3,536,738
LafargeHolcim Ltd. Registered	65,584	3,854,675
Nestle SA Registered	135,434	15,094,841
Novartis AG Registered	126,722	10,824,949
Roche Holding AG	47,586	15,381,678
Sika AG Registered	13,924	3,977,284
The Swatch Group AG	8,405	2,418,742
UBS Group AG Registered	458,060	7,092,262
Zurich Insurance Group AG	13,865	5,912,391
		85,025,405
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	61,188	7,237,317
United Kingdom — 14.0%
Ashtead Group PLC	30,490	1,819,280
Bunzl PLC	32,630	1,044,847
Compass Group PLC (a)	377,537	7,609,759
Diageo PLC	158,752	6,528,817
Experian PLC	154,836	5,333,853
Glencore PLC (a)	2,949,100	11,554,507
Liberty Global PLC Class C (a)	2,000	51,080
Liberty Global PLC Series A (a)	235,700	6,048,062
Lloyds Banking Group PLC (a)	23,486,300	13,751,408
Natwest Group PLC	1,874,900	5,073,795
Prudential PLC	217,300	4,606,655
Reckitt Benckiser Group PLC	51,105	4,578,541
RELX PLC	161,174	4,049,284
RELX PLC	92,318	2,315,968
Rio Tinto PLC	59,113	4,522,254
Rolls-Royce Holdings PLC (a)	3,019,743	4,386,307
Schroders PLC	300	10,299
Schroders PLC	80,168	3,869,414
Smiths Group PLC	209,942	4,451,458
Tesco PLC	1,229,795	3,881,116
WPP PLC	352,544	4,475,765
		99,962,469

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.5%
Yum China Holdings, Inc.	57,126	$3,382,431

TOTAL COMMON STOCK (Cost $558,674,017)		699,518,348

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 1.980%	7,500	843,228

TOTAL PREFERRED STOCK (Cost $720,251)		843,228

TOTAL EQUITIES (Cost $559,394,268)		700,361,576

MUTUAL FUNDS — 1.6%
United States — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)	11,223,094	11,223,094

TOTAL MUTUAL FUNDS (Cost $11,223,094)		11,223,094

TOTAL LONG-TERM INVESTMENTS (Cost $570,617,362)		711,584,670
	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$10,252,322	10,252,322

TOTAL SHORT-TERM INVESTMENTS (Cost $10,252,322)		10,252,322

TOTAL INVESTMENTS — 100.9% (Cost $580,869,684) (e)		721,836,992

Other Assets/(Liabilities) — (0.9)%		(6,211,809)

NET ASSETS — 100.0%		$715,625,183

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $22,665,855 or 3.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,690,342 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $10,252,322. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $10,457,492.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	27.1%
Financial	20.5%
Consumer, Cyclical	14.5%
Industrial	14.5%
Basic Materials	7.0%
Technology	7.0%
Communications	5.1%
Energy	1.7%
Mutual Funds	1.6%
Utilities	0.5%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.*	4/06/21	USD	22,934	EUR	19,547	$11
State Street Bank and Trust Co.*	4/06/21	USD	173,493	GBP	125,787	83
State Street Bank and Trust Co.*	4/07/21	HKD	265,596	USD	34,163	1
State Street Bank and Trust Co.*	6/16/21	USD	3,586,033	CHF	3,164,000	231,940
						$232,035

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	US Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%
COMMON STOCK — 96.9%
Australia — 2.3%
Australia & New Zealand Banking Group Ltd.	107,861	$2,316,399
BHP Group Ltd.	289,298	10,007,169
Challenger Ltd.	203,921	996,019
Downer EDI Ltd.	689,943	2,700,282
IGO Ltd.	586,720	2,819,335
Incitec Pivot Ltd. (a)	1,082,005	2,386,078
Macquarie Group Ltd.	19,115	2,216,296
Rio Tinto Ltd.	13,423	1,135,230
Scentre Group	1,390,526	2,985,669
South32 Ltd.	2,471,610	5,299,115
Treasury Wine Estates Ltd.	259,182	2,042,166
Worley Ltd.	398,944	3,172,119
		38,075,877
Austria — 0.8%
BAWAG Group AG (b)	77,716	4,015,211
Erste Group Bank AG (a)	265,365	9,003,200
		13,018,411
Belgium — 0.4%
Anheuser-Busch InBev SA	28,558	1,800,455
KBC Group NV (a)	40,950	2,973,596
Umicore SA	38,843	2,060,840
		6,834,891
Bermuda — 0.4%
China Resources Gas Group Ltd.	260,000	1,445,460
Credicorp Ltd.	19,783	2,701,764
Hongkong Land Holdings Ltd.	317,200	1,559,274
Kunlun Energy Co. Ltd.	1,310,000	1,378,388
		7,084,886
Brazil — 0.8%
Ambev SA	188,700	512,596
B3 SA - Brasil Bolsa Balcao	193,800	1,880,621
Banco BTG Pactual SA	37,900	653,477
BRF SA (a)	118,400	530,509
EDP - Energias do Brasil SA	463,571	1,629,888
Lojas Renner SA	153,358	1,160,406
Magazine Luiza SA	552,286	1,985,959
Raia Drogasil SA	544,030	2,422,143
Rede D’Or Sao Luiz SA (b)	154,397	1,780,517
Suzano SA (a)	113,609	1,383,617
		13,939,733
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (b)	44,014	1,008,185

	Number of Shares	Value
Canada — 3.3%
Element Fleet Management Corp.	252,326	$2,760,788
Franco-Nevada Corp.	17,578	2,202,880
Lundin Mining Corp.	212,556	2,186,957
Magna International, Inc.	125,305	11,031,852
Manulife Financial Corp.	107,094	2,303,454
National Bank of Canada (c)	110,845	7,529,910
Seven Generations Energy Ltd. Class A (a)	367,810	2,487,774
Shopify, Inc. Class A (a)	2,300	2,544,950
Sun Life Financial, Inc.	210,207	10,623,257
TC Energy Corp.	54,970	2,519,950
TMX Group Ltd.	49,746	5,169,356
Waste Connections, Inc.	33,573	3,625,213
		54,986,341
Cayman Islands — 6.1%
Alibaba Group Holding Ltd. (a)	179,580	5,081,764
Alibaba Group Holding Ltd. Sponsored ADR (a)	100,133	22,703,155
Baidu, Inc. Sponsored ADR (a)	28,267	6,149,486
China Mengniu Dairy Co. Ltd.	1,441,000	8,272,399
China Resources Mixc Lifestyle Services Ltd. (a) (b)	21,400	128,295
CK Hutchison Holdings Ltd.	347,500	2,772,725
ENN Energy Holdings Ltd.	84,400	1,355,812
Greentown Service Group Co. Ltd.	558,000	849,546
JOYY, Inc. ADR	27,587	2,585,729
Kingboard Holdings Ltd.	198,500	1,076,281
Kuaishou Technology (a) (b)	9,800	340,361
Meituan Class B (a) (b)	45,400	1,749,002
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	60,000	840,000
Pagseguro Digital Ltd. Class A (a)	29,937	1,386,083
Sea Ltd. ADR (a)	1,139	254,259
Sino Biopharmaceutical Ltd.	1,532,000	1,535,240
StoneCo Ltd. Class A (a)	46,376	2,839,139
TAL Education Group Sponsored ADR (a)	29,196	1,572,205
Tencent Holdings Ltd.	351,600	27,719,080
Tencent Music Entertainment Group ADR (a)	40,400	827,796
Tongcheng-Elong Holdings Ltd. (a)	632,400	1,432,086
Trip.com Group Ltd. ADR (a)	47,850	1,896,295
Vipshop Holdings Ltd. ADR (a)	29,139	870,091
Weibo Corp. Sponsored ADR (a)	32,874	1,658,822
Wuxi Biologics Cayman, Inc. (a) (b)	82,500	1,040,656
XP, Inc. Class A (a)	99,409	3,744,737

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zhongsheng Group Holdings Ltd.	163,000	$1,149,083
		101,830,127
Chile — 0.1%
Banco Santander Chile Sponsored ADR	96,806	2,403,693
China — 3.2%
Anhui Conch Cement Co. Ltd. Class H	552,000	3,594,249
Beijing Capital International Airport Co. Ltd. Class H	1,352,000	1,054,499
BTG Hotels Group Co. Ltd. Class A	439,025	1,829,653
China Construction Bank Corp. Class H	2,195,000	1,845,565
China Merchants Bank Co. Ltd. Class H	226,500	1,733,159
Fuyao Glass Industry Group Co. Ltd.	71,600	505,076
Gree Electric Appliances, Inc. of Zhuhai Class A	827,600	7,919,499
Guangzhou Automobile Group Co. Ltd. Class H	2,258,000	1,900,268
Haier Smart Home Co. Ltd. (a)	137,200	552,658
Hisense Home Appliances Group Co. Ltd.	408,600	1,045,224
Hongfa Technology Co. Ltd.	104,200	784,988
Jiangsu Hengrui Medicine Co. Ltd. Class A	77,000	1,084,437
Kweichow Moutai Co. Ltd. Class A	19,298	5,931,489
Midea Group Co. Ltd. Class A	106,200	1,332,970
NARI Technology Co. Ltd.	634,166	3,021,668
PICC Property & Casualty Co. Ltd. Class H	2,008,000	1,745,251
Ping An Bank Co. Ltd. Class A	335,600	1,125,550
Ping An Insurance Group Co. of China Ltd. Class A	121,700	1,463,847
Ping An Insurance Group Co. of China Ltd. Class H	640,000	7,643,108
Sinopharm Group Co. Ltd. Class H	358,800	869,191
Songcheng Performance Development Co. Ltd.	505,100	1,657,228
Tsingtao Brewery Co. Ltd. Class H	224,000	1,990,635
Yifeng Pharmacy Chain Co. Ltd. Class A	105,420	1,428,755
Zhejiang Expressway Co. Ltd. Class H	728,000	645,616
Zhejiang Runtu Co. Ltd.	616,700	925,002
		53,629,585
Cyprus — 0.1%
Ozon Holdings PLC (a) (c)	16,581	929,697
Czech Republic — 0.0%
Komercni banka AS (a)	26,574	819,959

	Number of Shares	Value
Denmark — 0.1%
Genmab A/S (a)	3,803	$1,249,912
Novo Nordisk A/S Class B	12,781	863,125
		2,113,037
Finland — 0.7%
Kojamo OYJ	60,376	1,181,421
Sampo OYJ Class A	189,364	8,557,421
Stora Enso OYJ Class R (c)	131,460	2,458,722
		12,197,564
France — 7.3%
Air Liquide SA	40,624	6,637,367
Alstom SA (a)	49,015	2,444,734
AXA SA	484,471	12,989,031
BNP Paribas SA (a)	190,813	11,593,816
Dassault Aviation SA (a)	5,970	6,645,243
Electricite de France SA (a)	209,322	2,808,836
Engie SA (a)	490,220	6,960,966
EssilorLuxottica SA	53,126	8,652,395
Eutelsat Communications SA	127,837	1,555,981
Faurecia SE (a)	2,575	137,234
Ipsen SA	15,115	1,296,779
Kering SA	3,152	2,176,336
L’Oreal SA	11,751	4,504,123
Legrand SA	21,064	1,959,798
LVMH Moet Hennessy Louis Vuitton SE	2,383	1,588,011
Orange SA	150,110	1,847,763
Safran SA (a)	14,295	1,945,993
Sanofi	182,509	18,038,809
Teleperformance	5,730	2,085,321
Thales SA	132,193	13,137,308
TOTAL SE (c)	267,554	12,461,007
Valeo SA	48,709	1,655,378
		123,122,229
Germany — 5.8%
Auto1 Group SE (a) (b)	10,883	617,067
BASF SE	66,125	5,492,114
Bayer AG Registered	171,765	10,869,392
Beiersdorf AG	28,959	3,059,690
Covestro AG (b)	75,583	5,082,175
Daimler AG Registered	55,528	4,947,462
Deutsche Boerse AG	22,159	3,683,150
Evotec SE (a)	114,032	4,106,487
Fresenius SE & Co. KGaA	116,982	5,210,675
GEA Group AG	67,433	2,763,841
HeidelbergCement AG	27,568	2,503,813
KION Group AG	31,327	3,093,573
Knorr-Bremse AG	33,588	4,189,498

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Merck KGaA	5,100	$872,017
MorphoSys AG (a)	22,823	1,989,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	27,350	8,423,951
SAP SE	25,134	3,078,262
Siemens AG Registered	93,510	15,356,323
Siemens Healthineers AG (b)	46,459	2,515,212
Stroeer SE & Co KGaA	17,487	1,425,566
Teamviewer AG (a) (b)	40,297	1,721,862
Telefonica Deutschland Holding AG	487,878	1,430,197
Zalando SE (a) (b)	42,303	4,146,307
		96,577,745
Hong Kong — 1.8%
AIA Group Ltd.	1,404,800	17,090,097
Beijing Enterprises Holdings Ltd.	260,500	921,493
China Overseas Land & Investment Ltd.	380,500	991,810
China Resources Beer Holdings Company Ltd.	284,000	2,231,611
CSPC Pharmaceutical Group Ltd.	848,560	1,029,486
Fosun International Ltd.	1,458,500	2,042,870
Galaxy Entertainment Group Ltd. (a)	302,000	2,731,389
Guangdong Investment Ltd.	836,000	1,361,858
Hong Kong Exchanges & Clearing Ltd.	17,800	1,052,603
		29,453,217
Hungary — 0.3%
OTP Bank Nyrt (a)	108,010	4,614,279
India — 3.2%
Ambuja Cements Ltd.	416,718	1,763,209
Ashok Leyland Ltd.	538,180	834,534
Axis Bank Ltd. (a)	443,066	4,246,986
HDFC Bank Ltd. (a)	195,157	3,973,623
Hindalco Industries Ltd.	193,464	866,395
Housing Development Finance Corp. Ltd.	440,489	15,141,763
ICICI Bank Ltd. (a)	197,202	1,577,230
ICICI Bank Ltd. Sponsored ADR (a)	144,965	2,323,789
Indus Towers Ltd.	465,852	1,567,406
Infosys Ltd.	276,610	5,185,665
Kotak Mahindra Bank Ltd. (a)	100,928	2,430,132
Maruti Suzuki India Ltd.	32,583	3,065,510
NTPC Ltd.	2,711,066	3,962,369
Petronet LNG Ltd.	335,670	1,032,302
Reliance Industries Ltd.	35,347	972,783
Shriram Transport Finance Co. Ltd.	177,251	3,456,326
Tata Consultancy Services Ltd.	17,198	747,952

	Number of Shares	Value
Tech Mahindra Ltd.	91,797	$1,252,100
		54,400,074
Indonesia — 0.6%
Astra International Tbk PT	2,903,300	1,059,479
Bank Central Asia Tbk PT	2,509,000	5,377,341
Bank Rakyat Indonesia Persero Tbk PT	3,662,200	1,111,346
Sarana Menara Nusantara Tbk PT	38,087,700	2,890,966
		10,439,132
Ireland — 0.4%
DCC PLC	25,861	2,243,145
Linde PLC (a)	17,101	4,789,526
		7,032,671
Italy — 1.1%
Banca Mediolanum SpA (a)	346,490	3,281,483
DiaSorin SpA	13,786	2,210,768
Intesa Sanpaolo SpA (a)	621,848	1,690,429
Leonardo SpA	257,609	2,092,395
Moncler SpA (a)	44,639	2,564,220
Prysmian SpA	151,738	4,940,627
Terna Rete Elettrica Nazionale SpA	136,271	1,030,687
		17,810,609
Japan — 15.0%
Asahi Group Holdings Ltd.	66,900	2,832,760
Asahi Kasei Corp.	226,800	2,611,231
Asics Corp.	102,400	1,635,525
Astellas Pharma, Inc.	635,600	9,813,773
Benesse Holdings, Inc.	53,400	1,124,728
Bridgestone Corp.	58,200	2,364,064
Central Japan Railway Co.	11,900	1,782,629
CyberAgent, Inc.	153,200	2,772,504
Denso Corp.	34,400	2,296,265
DIC Corp.	74,300	1,924,797
Disco Corp.	5,900	1,869,298
Electric Power Development Co. Ltd.	74,600	1,306,040
Ezaki Glico Co. Ltd.	44,400	1,783,860
Fujitsu General Ltd.	131,900	3,678,987
Fujitsu Ltd.	35,000	5,080,021
Hamamatsu Photonics KK	37,200	2,205,023
Hikari Tsushin, Inc.	5,700	1,148,690
Hitachi Ltd. (c)	117,000	5,314,902
Hitachi Metals Ltd. (c)	160,900	2,647,451
Honda Motor Co. Ltd.	37,400	1,125,775
Hoshizaki Corp.	26,700	2,378,955
JGC Holdings Corp.	127,800	1,576,975
Kansai Paint Co. Ltd.	60,300	1,615,259
Kao Corp.	25,200	1,669,394
Kirin Holdings Co. Ltd.	165,100	3,165,576

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Matsumotokiyoshi Holdings Co. Ltd.	59,400	$2,652,293
Mitsubishi Corp.	69,900	1,984,158
Mitsubishi Electric Corp.	525,800	8,053,886
Mitsubishi Estate Co. Ltd.	151,400	2,655,061
Mitsubishi UFJ Financial Group, Inc. (c)	1,208,000	6,445,944
Mitsubishi UFJ Lease & Finance Co. Ltd. (c)	204,800	1,241,681
Mitsui Fudosan Co. Ltd.	283,000	6,459,844
Mitsui Mining & Smelting Co. Ltd.	20,400	713,395
Murata Manufacturing Co. Ltd.	86,100	6,941,866
Nippon Shokubai Co. Ltd.	32,300	1,855,955
Nippon Telegraph & Telephone Corp.	804,500	20,705,444
NTT Data Corp. (c)	300,600	4,669,471
Omron Corp.	20,600	1,614,431
ORIX Corp.	262,000	4,436,511
Otsuka Holdings Co. Ltd.	297,600	12,628,326
Outsourcing, Inc.	141,100	2,273,406
Pan Pacific International Holding Corp.	100,400	2,371,296
Panasonic Corp.	186,100	2,404,339
Persol Holdings Co. Ltd.	265,000	5,210,549
Pola Orbis Holdings, Inc.	26,400	637,463
Recruit Holdings Co. Ltd.	64,500	3,165,179
Renesas Electronics Corp. (a)	123,200	1,353,348
Seven & i Holdings Co. Ltd.	173,700	7,019,604
Shimadzu Corp.	49,900	1,815,299
Shiseido Co. Ltd.	11,600	781,429
SMC Corp.	2,100	1,225,252
SoftBank Group Corp.	26,000	2,204,460
Sompo Holdings, Inc.	77,200	2,953,588
Sony Corp.	65,200	6,864,350
Stanley Electric Co. Ltd.	220,000	6,576,874
Sumitomo Corp.	366,000	5,235,125
Sumitomo Mitsui Trust Holdings, Inc.	44,100	1,535,080
Sumitomo Rubber Industries Ltd.	65,700	776,652
Suzuki Motor Corp. (c)	85,000	3,870,545
Takeda Pharmaceutical Co. Ltd.	244,731	8,842,887
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (c)	63,446	1,158,524
TechnoPro Holdings, Inc.	26,500	2,220,994
THK Co. Ltd.	41,000	1,418,454
Tokio Marine Holdings, Inc. (c)	66,100	3,164,887
Tokyo Electron Ltd.	17,900	7,663,858
Tosoh Corp.	21,300	407,733
Toyota Motor Corp.	169,000	13,203,474
Welcia Holdings Co. Ltd.	27,100	929,355
Z Holdings Corp.	1,265,300	6,317,572
		252,384,324

	Number of Shares	Value
Luxembourg — 0.3%
InPost SA (a)	36,166	$592,318
Samsonite International SA (a) (b)	468,600	907,415
Tenaris SA	96,655	1,094,585
Tenaris SA ADR	136,353	3,093,850
		5,688,168
Mexico — 0.4%
Gruma SAB de CV Class B	12,778	150,908
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	7,346	772,726
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	9,994	1,776,833
Grupo Mexico SAB de CV Series B	139,894	737,404
Orbia Advance Corp. SAB de CV	302,683	807,076
Wal-Mart de Mexico SAB de CV	629,400	1,987,709
		6,232,656
Netherlands — 6.3%
Adyen NV (a) (b)	633	1,419,121
Airbus SE (a)	44,257	5,012,789
Akzo Nobel NV	106,941	11,951,009
ASML Holding NV	36,473	22,246,297
CNH Industrial NV (a)	212,051	3,293,515
ING Groep NV	1,002,077	12,297,447
Koninklijke DSM NV	17,321	2,930,909
Koninklijke Philips NV (a)	323,955	18,495,725
NXP Semiconductor NV	63,518	12,788,714
Prosus NV	76,283	8,504,819
Signify NV (a) (b)	37,454	1,931,435
Stellantis NV	151,235	2,674,209
X5 Retail Group NV GDR (b)	44,842	1,447,772
Yandex NV Class A (a)	17,900	1,146,674
		106,140,435
Norway — 0.7%
DNB ASA	229,038	4,876,280
Equinor ASA	178,553	3,486,864
Storebrand ASA (a)	307,476	3,094,523
		11,457,667
Philippines — 0.3%
Bank of the Philippine Islands	468,480	787,192
SM Investments Corp.	194,640	3,852,690
Universal Robina Corp.	427,600	1,173,522
		5,813,404
Poland — 0.3%
Powszechny Zaklad Ubezpieczen SA (a)	492,091	4,239,817
Portugal — 0.8%
Banco Comercial Portugues SA (a)	5,721,573	778,210
Galp Energia SGPS SA	703,522	8,176,662

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	262,120	$4,412,815
		13,367,687
Republic of Korea — 5.2%
Amorepacific Corp.	7,795	1,784,277
Hyundai Motor Co.	3,375	654,707
KT Corp. Sponsored ADR (a)	181,669	2,259,962
KT Corp.	45,462	1,136,013
LG Household & Health Care Ltd.	7,663	10,652,184
NAVER Corp.	46,856	15,672,154
POSCO	11,793	3,379,632
Samsung Electronics Co. Ltd.	695,020	50,202,078
SK Hynix, Inc.	7,128	839,376
		86,580,383
Russia — 0.8%
LUKOIL PJSC Sponsored ADR	5,400	436,819
Moscow Exchange MICEX-RTS PJSC	141,470	325,465
Novatek PJSC Sponsored GDR Registered (b)	6,944	1,372,115
Sberbank of Russia PJSC Sponsored ADR	727,701	11,215,054
		13,349,453
Saudi Arabia — 0.3%
Al Rajhi Bank	57,430	1,513,116
National Commercial Bank	208,573	2,952,918
		4,466,034
Singapore — 0.9%
DBS Group Holdings, Ltd.	78,900	1,702,025
Jardine Cycle & Carriage Ltd.	16,100	269,632
United Overseas Bank Ltd.	351,300	6,786,004
Wilmar International Ltd.	709,100	2,866,877
Yangzijiang Shipbuilding Holdings Ltd.	2,958,300	2,822,938
		14,447,476
South Africa — 1.6%
Capitec Bank Holdings Ltd. (a) (c)	37,946	3,650,709
Clicks Group Ltd.	73,944	1,205,296
FirstRand Ltd. (c)	706,083	2,467,653
Naspers Ltd.	69,454	16,656,000
Shoprite Holdings Ltd.	181,223	1,929,379
Telkom SA SOC Ltd.	298,897	860,513
		26,769,550
Spain — 0.5%
Amadeus IT Group SA (a)	39,651	2,806,757
Iberdrola SA	407,145	5,249,129
Indra Sistemas SA (a)	109,936	966,597
		9,022,483

	Number of Shares	Value
Sweden — 1.4%
Assa Abloy AB Class B	77,874	$2,236,307
Elekta AB	144,162	1,869,397
Essity AB Class B (c)	67,423	2,130,160
Lundin Energy AB	88,029	2,766,321
Svenska Handelsbanken AB Class A	242,599	2,633,717
Swedbank AB Class A	400,340	7,046,865
Telefonaktiebolaget LM Ericsson Class B	330,861	4,376,555
		23,059,322
Switzerland — 5.4%
ABB Ltd. Registered	121,522	3,696,053
Alcon, Inc. (a)	49,849	3,490,207
Barry Callebaut AG Registered	818	1,848,746
Julius Baer Group Ltd.	98,181	6,273,315
LafargeHolcim Ltd. Registered (b)	14,293	840,066
Lonza Group AG Registered	11,486	6,419,163
Nestle SA Registered	195,820	21,825,182
Novartis AG Registered	161,449	13,791,427
Roche Holding AG	55,927	18,077,819
Temenos Group AG Registered	9,093	1,308,772
UBS Group AG Registered	255,725	3,959,457
Zurich Insurance Group AG	20,255	8,637,250
		90,167,457
Taiwan — 4.1%
Hon Hai Precision Industry Co. Ltd.	465,000	2,039,565
Largan Precision Co. Ltd.	41,000	4,630,580
MediaTek, Inc.	89,000	3,058,816
President Chain Store Corp.	200,000	1,907,790
Taiwan Semiconductor Manufacturing Co. Ltd.	2,666,000	55,435,244
Vanguard International Semiconductor Corp.	295,000	1,126,724
		68,198,719
Thailand — 0.6%
Airports of Thailand PCL	420,300	928,022
Bangkok Dusit Medical Services PCL	1,285,600	880,379
CP ALL PCL (a)	3,167,300	6,993,398
Land & Houses PCL	4,347,600	1,191,758
		9,993,557
Turkey — 0.0%
BIM Birlesik Magazalar AS	78,724	675,240
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	630,471	2,506,408
United Kingdom — 11.7%
Amcor PLC	635,013	7,441,437
Antofagasta PLC	149,433	3,481,124
Ashtead Group PLC	51,310	3,061,570

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASOS PLC (a)	101,633	$7,757,032
AstraZeneca PLC Sponsored ADR (c)	348,655	17,335,127
Aviva PLC	951,476	5,356,421
BHP Group PLC	112,586	3,250,503
boohoo Group PLC (a)	801,846	3,758,134
BP PLC Sponsored ADR	130,453	3,176,531
British American Tobacco PLC	72,960	2,790,655
Bunzl PLC	43,281	1,385,903
Burberry Group PLC (a)	95,562	2,501,939
Close Brothers Group PLC	39,362	841,184
Compass Group PLC (a)	123,721	2,493,761
Deliveroo Holdings PLC., Lockup Shares (Acquired 5/16/19, Cost $550,376) (a) (d) (e)	263,400	991,607
Deliveroo Holdings PLC Class A (a)	112,435	445,556
Diageo PLC	77,980	3,206,997
Direct Line Insurance Group PLC	207,656	896,469
Fresnillo PLC	69,257	825,317
GlaxoSmithKline PLC Sponsored ADR (c)	231,049	8,246,139
Great Portland Estates PLC	434,795	4,075,468
HomeServe PLC	135,769	2,248,529
HSBC Holdings PLC	348,895	2,035,086
Imperial Brands PLC	147,596	3,036,586
Informa PLC (a)	223,893	1,728,540
Investec PLC	267,885	809,792
Johnson Matthey PLC	75,053	3,118,280
Kingfisher PLC (a)	734,723	3,224,636
Lloyds Banking Group PLC (a)	10,708,967	6,270,182
London Stock Exchange Group PLC	52,042	4,980,685
Meggitt PLC (a)	821,577	5,409,148
Melrose Industries PLC (a)	1,352,867	3,113,757
Mondi PLC	50,266	1,282,451
National Grid PLC	229,539	2,737,550
Network International Holdings PLC (a) (b)	856,172	4,882,507
Next PLC (a)	54,953	5,958,690
Persimmon PLC	57,615	2,336,089
Playtech PLC (a)	214,651	1,307,919
Prudential PLC	182,171	3,861,937
Rolls-Royce Holdings PLC (a)	2,097,450	3,046,637
Royal Dutch Shell PLC Class B Sponsored ADR	44,780	1,649,247
Royal Dutch Shell PLC Class B	224,209	4,123,876
Smith & Nephew PLC	229,235	4,328,553
Smiths Group PLC	148,320	3,144,870
Standard Chartered PLC	137,398	945,369
THG PLC (a)	183,391	1,576,537
Unilever PLC	244,157	13,625,533

	Number of Shares	Value
Unilever PLC	131,833	$7,355,637
Vodafone Group PLC	2,293,610	4,173,884
Vodafone Group PLC Sponsored ADR	139,903	2,578,412
Whitbread PLC (a)	42,982	2,030,779
WPP PLC	538,062	6,831,032
		197,071,604
United States — 1.3%
Autoliv, Inc.	18,568	1,714,734
Broadcom, Inc.	9,210	4,270,308
Coupang, Inc. (a)	24,877	1,227,680
MercadoLibre, Inc. (a)	1,998	2,941,336
Philip Morris International, Inc.	47,293	4,196,781
Southern Copper Corp.	19,075	1,294,620
Visa, Inc. Class A	22,359	4,734,071
Yum China Holdings, Inc.	36,400	2,155,244
		22,534,774

TOTAL COMMON STOCK (Cost $1,332,888,951)		1,626,488,560

PREFERRED STOCK — 1.1%
Brazil — 0.4%
Banco Bradesco SA 3.340%	170,400	810,427
Itau Unibanco Holding SA 0.550%	1,216,650	6,045,801
Petroleo Brasileiro SA 0.250%	139,600	597,721
		7,453,949
Germany — 0.4%
Sartorius AG 0.290%	1,519	757,433
Volkswagen AG 2.680%	19,449	5,435,279
		6,192,712
Italy — 0.1%
Telecom Italia SpA 5.420%	2,132,106	1,230,140
Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 3.760%	46,080	2,981,288

TOTAL PREFERRED STOCK (Cost $16,481,573)		17,858,089

TOTAL EQUITIES (Cost $1,349,370,524)		1,644,346,649

MUTUAL FUNDS — 1.8%
United States — 1.8%
State Street Navigator Securities Lending Prime Portfolio (f)	31,135,941	31,135,941

TOTAL MUTUAL FUNDS (Cost $31,135,941)		31,135,941

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange (a)	83,990	$193,227

TOTAL RIGHTS (Cost $150,842)		193,227

TOTAL LONG-TERM INVESTMENTS (Cost $1,380,657,307)		1,675,675,817

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 1.5%
T. Rowe Price Government Reserve Investment Fund	25,230,152	25,230,152

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,230,152)		26,230,152

TOTAL INVESTMENTS — 101.4% (Cost $1,406,887,459) (h)		1,701,905,969

Other Assets/(Liabilities) — (1.4)%		(23,870,983)

NET ASSETS — 100.0%		$1,678,034,986

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $36,945,281 or 2.20% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $79,454,348 or 4.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $51,728,420 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $991,607 or 0.06% of net assets.
(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $991,607 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,020,049.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	21.7%
Consumer, Non-cyclical	21.3%
Communications	12.1%
Technology	11.4%
Consumer, Cyclical	10.4%
Industrial	10.1%
Basic Materials	6.1%
Energy	2.9%
Mutual Funds	1.8%
Utilities	1.8%
Diversified	0.2%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Julius Baer Gruppe AG	Goldman Sachs & Co.*	6/18/21	64.00	71	CHF	454,400	$(7,936)	$(6,013)	$(1,923)
Erste Group Bank AG	JP Morgan Chase Bank N.A.*	4/16/21	30.00	64	EUR	192,000	(1,947)	(3,410)	1,463
Julius Baer Gruppe AG	JP Morgan Chase Bank N.A.*	5/21/21	63.00	33	CHF	207,900	(3,259)	(3,143)	(116)
Thales SA	JP Morgan Chase Bank N.A.*	5/21/21	90.00	21	EUR	189,000	(2,491)	(2,672)	181
Erste Group Bank AG	Morgan Stanley & Co. LLC*	5/21/21	31.00	34	EUR	105,400	(2,169)	(1,731)	(438)
Erste Group Bank AG	Morgan Stanley & Co. LLC*	5/21/21	31.00	29	EUR	89,900	(1,850)	(1,541)	(309)
Julius Baer Gruppe AG	Morgan Stanley & Co. LLC*	9/17/21	68.00	68	CHF	462,400	(9,203)	(7,674)	(1,529)
							$(28,855)	$(26,184)	$(2,671)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
EUR	Euro

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$1,010,881,699	$752,782,032
Repurchase agreements, at value (Note 2) (b)	9,255,393	7,333,839
Other short-term investments, at value (Note 2) (c)	80,798,850	5,609,945
Total investments (d)	1,100,935,942	765,725,816
Cash	—	738,904
Foreign currency, at value (e)	—	3,240,981
Receivables from:
Investments sold
Regular delivery	5,659,849	2,021,152
Delayed delivery	200,259,447	10,753,048
Open forward contracts (Note 2)	578,943	1,360,178
Fund shares sold	849,375	883,327
Closed swap agreements, at value	—	128,399
Collateral pledged for open futures and options contracts (Note 2)	1,925,000	2,038,478
Collateral pledged for open swap agreements (Note 2)	—	6,002,820
Variation margin on open derivative instruments (Note 2)	—	973,051
Interest and dividends	2,886,269	4,511,894
Interest tax reclaim	382	992
Foreign taxes withheld	—	—
Prepaid expenses	49,740	64,985
Total assets	1,313,144,947	798,444,025
Liabilities:
Payables for:
Investments purchased
Regular delivery	15,381,852	3,459,790
Delayed delivery	394,756,969	48,164,511
Written options outstanding, at value (Note 2) (f)	—	387,894
Open forward contracts (Note 2)	—	1,528,236
Fund shares repurchased	5,911,147	2,770,824
Payable for premium on purchased options	109,445	—
Collateral held for securities on loan (Note 2) (g)	—	—
Open swap agreements, at value (Note 2)	—	68,185
Trustees’ fees and expenses (Note 3)	150,207	50,555
Variation margin on open derivative instruments (Note 2)	33,631	—
Affiliates (Note 3):
Administration fees	86,390	131,868
Investment advisory fees	246,043	254,868
Service fees	86,146	77,487
Distribution fees	15,761	8,894
Due to custodian	546,583	—
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	56,421	128,120
Total liabilities	417,380,595	57,031,232
Net assets	$895,764,352	$741,412,793
Net assets consist of:
Paid-in capital	$890,249,382	$725,940,014
Accumulated Gain (Loss)	5,514,970	15,472,779
Net assets	$895,764,352	$741,412,793

(a)	Cost of investments:	$1,000,900,756	$746,420,092
(b)	Cost of repurchase agreements:	$9,255,393	$7,333,839
(c)	Cost of other short-term investments:	$81,364,219	$5,609,603
(d)	Securities on loan with market value of:	$—	$—
(e)	Cost of foreign currency:	$—	$3,313,582
(f)	Premiums on written options:	$—	$655,014
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$414,197,960	$630,339,356	$3,395,908,129	$785,298,916	$57,551,696
3,248,233	8,501,600	25,422,265	11,064,399	569,429
104	—	7,364,705	156	—
417,446,297	638,840,956	3,428,695,099	796,363,471	58,121,125
—	—	—	—	—
—	287,372	—	54,828	—

423,593	339,700	—	1,234,141	213,558
—	—	—	—	—
—	—	—	—	—
95,228	82,397	5,491,136	82,840	54,913
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	173,357	—	—
495,237	705,954	2,260,946	1,347,207	12,431
—	—	—	—	—
14,620	84,419	—	117,504	—
59,195	61,164	65,916	65,041	65,214
418,534,170	640,401,962	3,436,686,454	799,265,032	58,467,241

587,151	—	—	2,415,210	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
2,889,834	4,402,224	11,129,743	12,871,470	3,147
—	—	—	—	—
5,754,386	—	—	9,024,412	930,077
—	—	—	—	—
133,915	178,364	433,400	112,474	15,805
—	—	—	—	—

38,596	62,036	485,048	72,169	21,580
181,850	342,848	290,324	484,072	35,978
28,328	28,190	502,029	44,104	11,695
979	701	142,267	2,212	2,036
—	—	—	—	31,157
—	—	—	—	—
33,589	62,389	223,150	52,803	38,047
9,648,628	5,076,752	13,205,961	25,078,926	1,089,522
$408,885,542	$635,325,210	$3,423,480,493	$774,186,106	$57,377,719

$318,924,239	$470,120,461	$1,580,557,950	$589,516,200	$39,556,885
89,961,303	165,204,749	1,842,922,543	184,669,906	17,820,834
$408,885,542	$635,325,210	$3,423,480,493	$774,186,106	$57,377,719

$324,064,499	$469,722,184	$1,739,961,914	$627,114,445	$47,692,414
$3,248,233	$8,501,600	$25,422,265	$11,064,399	$569,429
$104	$—	$7,363,711	$156	$—
$5,494,671	$4,708,117	$562,082	$8,620,122	$1,725,213
$—	$291,300	$—	$54,522	$—
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$633,258,965	$431,854,652
Shares outstanding (a)	63,249,631	40,802,218
Net asset value, offering price and redemption price per share	$10.01	$10.58
Class R5 shares:
Net assets	$36,481,180	$81,855,805
Shares outstanding (a)	3,648,548	7,727,555
Net asset value, offering price and redemption price per share	$10.00	$10.59
Service Class shares:
Net assets	$72,570,434	$33,922,227
Shares outstanding (a)	7,225,421	3,200,183
Net asset value, offering price and redemption price per share	$10.04	$10.60
Administrative Class shares:
Net assets	$19,543,341	$74,687,866
Shares outstanding (a)	1,955,687	7,077,338
Net asset value, offering price and redemption price per share	$9.99	$10.55
Class A shares:
Net assets	$12,808,663	$59,952,616
Shares outstanding (a)	1,287,149	5,698,316
Net asset value, and redemption price per share	$9.95	$10.52
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.39	$10.99
Class R4 shares:
Net assets	$97,086,332	$44,955,531
Shares outstanding (a)	9,642,227	4,285,480
Net asset value, offering price and redemption price per share	$10.07	$10.49
Class R3 shares:
Net assets	$24,015,437	$14,184,096
Shares outstanding (a)	2,406,213	1,363,878
Net asset value, offering price and redemption price per share	$9.98	$10.40

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$256,020,663	$343,892,827	$1,387,875,486	$435,863,626	$9,612,170
20,003,668	34,123,577	70,569,193	22,981,190	1,702,675
$12.80	$10.08	$19.67	$18.97	$5.65

$71,317,180	$152,883,842	$456,716,293	$167,149,185	$11,833,891
5,557,231	15,050,274	23,112,247	8,767,004	2,081,071
$12.83	$10.16	$19.76	$19.07	$5.69

$14,453,932	$27,031,044	$374,976,354	$46,364,813	$6,345,355
1,125,870	2,676,019	18,923,644	2,494,397	1,181,858
$12.84	$10.10	$19.82	$18.59	$5.37

$18,854,059	$64,831,050	$384,142,595	$51,162,991	$11,697,486
1,456,822	6,356,870	19,877,615	2,802,849	2,332,386
$12.94	$10.20	$19.33	$18.25	$5.02

$33,328,579	$35,696,045	$28,283,287	$61,500,776	$13,222,670
2,601,898	3,556,283	1,500,210	3,586,695	3,041,255
$12.81	$10.04	$18.85	$17.15	$4.35
$13.56	$10.62	$19.95	$18.15	$4.60

$13,363,871	$9,808,472	$559,221,491	$8,511,430	$1,582,711
1,060,327	998,622	29,420,330	507,274	374,590
$12.60	$9.82	$19.01	$16.78	$4.23

$1,547,258	$1,181,930	$232,264,987	$3,633,285	$3,083,436
121,639	120,746	12,679,498	234,712	905,931
$12.72	$9.79	$18.32	$15.48	$3.40

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$4,403,141,023	$516,109,507
Repurchase agreements, at value (Note 2) (b)	26,805,294	7,519,132
Other short-term investments, at value (Note 2) (c)	100	—
Total investments (d)	4,429,946,417	523,628,639
Cash	902,368	—
Foreign currency, at value (e)	1	—
Receivables from:
Investments sold
Regular delivery	10,662,018	1,360,459
Open forward contracts (Note 2)	—	—
Fund shares sold	5,933,719	1,699,917
Investment adviser (Note 3)	—	—
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	866,295	19,230
Foreign taxes withheld	1,788,488	10,968
Prepaid expenses	71,381	59,864
Total assets	4,450,170,687	526,779,077
Liabilities:
Payables for:
Investments purchased
Regular delivery	8,873,094	—
Open forward contracts (Note 2)	—	—
Fund shares repurchased	27,799,590	2,096,444
Collateral held for securities on loan (Note 2) (f)	9,342,750	8,759,715
Trustees’ fees and expenses (Note 3)	235,923	96,804
Affiliates (Note 3):
Administration fees	345,392	56,053
Investment advisory fees	2,438,033	335,313
Service fees	252,145	30,031
Distribution fees	36,164	1,128
Due to custodian	—	—
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	207,150	35,996
Total liabilities	49,530,241	11,411,484
Net assets	$4,400,640,446	$515,367,593
Net assets consist of:
Paid-in capital	$2,160,141,285	$262,584,405
Accumulated Gain (Loss)	2,240,499,161	252,783,188
Net assets	$4,400,640,446	$515,367,593

(a)	Cost of investments:	$2,418,727,955	$321,249,927
(b)	Cost of repurchase agreements:	$26,805,294	$7,519,132
(c)	Cost of other short-term investments:	$100	$—
(d)	Securities on loan with market value of:	$22,079,659	$12,812,880
(e)	Cost of foreign currency:	$1	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$125,004,528	$96,806,597	$271,582,961	$472,900,724	$358,360,051
692,406	3,096,739	3,745,358	4,801,568	1,109,469
—	—	—	1,929,922	1,154,954
125,696,934	99,903,336	275,328,319	479,632,214	360,624,474
1,563,519	—	—	—	—
5	74	—	—	14

73,713,247	1,088,146	471,959	—	151,050
120,322	—	—	—	—
3,389	2,018,501	458,035	508,142	320,844
11,753	—	—	—	—
—	—	—	4,554	33,070
221,761	86,549	219,782	396,830	255,319
2,007	—	—	—	—
50,509	62,734	57,691	51,929	51,563
201,383,446	103,159,340	276,535,786	480,593,669	361,436,334

73,126,606	89,960	549,798	—	—
4,358	—	—	—	—
824,323	3,560,438	154,684	172,284	2,713,892
—	1,218,856	524,999	1,429,762	7,756,169
18,858	19,865	62,977	42,225	30,337

13,582	17,049	29,288	98,114	77,518
79,986	68,025	208,170	42,740	32,096
3,286	6,351	10,522	146,639	90,705
238	552	165	72,024	37,268
—	—	—	—	147,539
—	—	—	—	—
53,117	29,633	47,376	56,066	38,832
74,124,354	5,010,729	1,587,979	2,059,854	10,924,356
$127,259,092	$98,148,611	$274,947,807	$478,533,815	$350,511,978

$101,562,077	$70,201,771	$196,329,631	$332,619,587	$243,625,997
25,697,015	27,946,840	78,618,176	145,914,228	106,885,981
$127,259,092	$98,148,611	$274,947,807	$478,533,815	$350,511,978

$116,480,568	$68,823,135	$199,466,590	$345,600,359	$257,091,534
$692,406	$3,096,739	$3,745,358	$4,801,568	$1,109,469
$—	$—	$—	$1,929,662	$1,154,798
$—	$2,215,246	$2,594,598	$7,568,095	$26,927,228
$5	$75	$—	$—	$13

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Class I shares:
Net assets	$2,803,286,727	$288,931,735
Shares outstanding (a)	91,948,105	28,818,685
Net asset value, offering price and redemption price per share	$30.49	$10.03
Class R5 shares:
Net assets	$645,464,006	$97,115,740
Shares outstanding (a)	21,223,740	9,952,681
Net asset value, offering price and redemption price per share	$30.41	$9.76
Service Class shares:
Net assets	$199,337,807	$33,688,060
Shares outstanding (a)	6,626,565	3,697,711
Net asset value, offering price and redemption price per share	$30.08	$9.11
Administrative Class shares:
Net assets	$356,518,152	$50,614,409
Shares outstanding (a)	12,063,364	6,101,801
Net asset value, offering price and redemption price per share	$29.55	$8.29
Class A shares:
Net assets	$209,236,443	$40,299,047
Shares outstanding (a)	7,473,952	5,961,700
Net asset value, and redemption price per share	$28.00	$6.76
Offering price per share (100/[100-maximum sales charge] of net asset value)	$29.63	$7.15
Class R4 shares:
Net assets	$129,843,545	$2,904,291
Shares outstanding (a)	4,640,967	420,990
Net asset value, offering price and redemption price per share	$27.98	$6.90
Class R3 shares:
Net assets	$56,953,766	$1,814,311
Shares outstanding (a)	2,212,504	345,992
Net asset value, offering price and redemption price per share	$25.74	$5.24

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$118,803,079	$63,812,573	$165,936,285	$120,840,013	$104,124,035
8,195,171	4,836,319	13,447,777	7,117,203	6,379,088
$14.50	$13.19	$12.34	$16.98	$16.32

$865,750	$18,867,467	$62,292,529	$30,222,247	$21,715,932
58,895	1,426,845	5,009,389	1,785,762	1,331,073
$14.70	$13.22	$12.44	$16.92	$16.31

$551,585	$3,167,852	$8,203,151	$27,515,900	$14,670,983
37,897	238,464	663,976	1,634,627	906,919
$14.55	$13.28	$12.35	$16.83	$16.18

$1,059,838	$2,413,100	$19,970,921	$56,737,177	$59,798,170
71,344	183,485	1,656,465	3,370,477	3,689,250
$14.86	$13.15	$12.06	$16.83	$16.21

$4,546,733	$6,803,946	$16,354,566	$34,354,859	$23,759,595
312,432	527,207	1,417,643	2,042,607	1,474,998
$14.55	$12.91	$11.54	$16.82	$16.11
$15.40	$13.66	$12.21	$17.80	$17.05

$1,127,440	$2,239,123	$1,866,065	$89,827,187	$66,392,268
78,366	174,667	164,321	5,374,792	4,142,044
$14.39	$12.82	$11.36	$16.71	$16.03

$304,667	$844,550	$324,290	$119,036,432	$60,050,995
21,216	66,652	30,960	7,155,928	3,766,967
$14.36	$12.67	$10.47	$16.63	$15.94

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$9,426,129,061	$757,211,874
Repurchase agreements, at value (Note 2) (b)	117,184,567	12,851,626
Other short-term investments, at value (Note 2) (c)	103,872,623	—
Total investments (d)	9,647,186,251	770,063,500
Cash	—	—
Foreign currency, at value (e)	—	12
Receivables from:
Investments sold
Regular delivery	6,569,780	5,371,134
Open forward contracts (Note 2)	—	—
Fund shares sold	11,975,568	2,210,642
Investment adviser (Note 3)	—	—
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	1,772,037	216,696
Foreign taxes withheld	—	—
Prepaid expenses	74,615	57,336
Total assets	9,667,578,251	777,919,320
Liabilities:
Payables for:
Investments purchased
Regular delivery	14,356,217	1,847,894
Delayed delivery	11,070,830	—
Written options outstanding, at value (Note 2) (f)	—	—
Open forward contracts (Note 2)	—	—
Fund shares repurchased	21,019,030	227,235
Collateral held for securities on loan (Note 2) (g)	25,068,191	7,676,576
Trustees’ fees and expenses (Note 3)	501,538	102,254
Affiliates (Note 3):
Administration fees	498,107	63,738
Investment advisory fees	5,916,605	561,691
Service fees	272,280	43,534
Distribution fees	21,585	3,443
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	373,327	68,519
Total liabilities	79,097,710	10,594,884
Net assets	$9,588,480,541	$767,324,436
Net assets consist of:
Paid-in capital	$5,832,811,018	$480,088,824
Accumulated Gain (Loss)	3,755,669,523	287,235,612
Net assets	$9,588,480,541	$767,324,436

(a)	Cost of investments:	$6,446,874,308	$560,086,286
(b)	Cost of repurchase agreements:	$117,184,567	$12,851,626
(c)	Cost of other short-term investments:	$103,872,623	$—
(d)	Securities on loan with market value of:	$162,006,876	$43,610,779
(e)	Cost of foreign currency:	$—	$12
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$203,619,903	$711,584,670	$1,675,675,817
2,632,016	10,252,322	1,000,000
—	—	25,230,152
206,251,919	721,836,992	1,701,905,969
41,782	30,863	316,527
1,289,976	28,737	1,886,074

19,436	1,645,066	3,409,753
16,342	232,035	—
119,916	1,795,593	7,834,927
—	50,737	96,954
1,082,603	—	—
743,790	1,279,674	4,850,541
570,703	2,441,019	2,108,621
51,565	61,173	17,421
210,188,032	729,401,889	1,722,426,787

31,084	435,882	7,463,197
7,220	—	—
—	—	28,855
51,573	—	—
752,993	513,270	4,350,049
1,524,657	11,223,094	31,135,941
34,047	100,634	37,250

50,798	65,185	21,643
18,907	518,337	—
53,659	38,931	—
21,057	4,431	—
—	—	—
107,438	876,942	1,354,866
2,653,433	13,776,706	44,391,801
$207,534,599	$715,625,183	$1,678,034,986

$169,810,677	$579,770,868	$1,420,042,934
37,723,922	135,854,315	257,992,052
$207,534,599	$715,625,183	$1,678,034,986

$166,456,358	$570,617,362	$1,380,657,307
$2,632,016	$10,252,322	$1,000,000
$—	$—	$25,230,152
$6,543,471	$22,665,855	$79,454,348
$1,303,616	$28,387	$1,297,760
$—	$—	$26,184

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Class I shares:
Net assets	$6,869,138,443	$461,147,260
Shares outstanding (a)	236,760,999	22,569,013
Net asset value, offering price and redemption price per share	$29.01	$20.43
Class R5 shares:
Net assets	$1,678,167,756	$165,261,439
Shares outstanding (a)	58,614,082	8,248,307
Net asset value, offering price and redemption price per share	$28.63	$20.04
Service Class shares:
Net assets	$350,846,613	$39,616,476
Shares outstanding (a)	12,651,570	2,141,405
Net asset value, offering price and redemption price per share	$27.73	$18.50
Administrative Class shares:
Net assets	$263,167,829	$31,816,310
Shares outstanding (a)	10,046,328	1,886,317
Net asset value, offering price and redemption price per share	$26.20	$16.87
Class A shares:
Net assets	$206,583,272	$45,298,696
Shares outstanding (a)	8,748,148	3,214,529
Net asset value, and redemption price per share	$23.61	$14.09
Offering price per share (100/[100-maximum sales charge] of net asset value)	$24.98	$14.91
Class R4 shares:
Net assets	$185,861,624	$18,534,278
Shares outstanding (a)	7,788,634	1,300,406
Net asset value, offering price and redemption price per share	$23.86	$14.25
Class R3 shares:
Net assets	$34,715,004	$5,649,977
Shares outstanding (a)	1,630,620	490,884
Net asset value, offering price and redemption price per share	$21.29	$11.51

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$70,626,702	$429,024,089	$1,678,034,986
5,086,230	43,776,123	144,514,108
$13.89	$9.80	$11.61

$13,979,275	$159,302,347	$—
1,006,889	16,183,133	—
$13.88	$9.84	$—

$3,924,167	$46,730,639	$—
281,759	4,777,641	—
$13.93	$9.78	$—

$32,407,074	$18,393,982	$—
2,347,498	1,861,532	—
$13.80	$9.88	$—

$17,537,447	$34,193,063	$—
1,272,124	3,544,164	—
$13.79	$9.65	$—
$14.59	$10.21	$—

$36,079,176	$20,900,338	$—
2,633,005	2,218,950	—
$13.70	$9.42	$—

$32,980,758	$7,080,725	$—
2,415,057	743,365	—
$13.66	$9.53	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$729	$—
Interest	7,779,323	9,777,691
Securities lending net income	—	—
Total investment income	7,780,052	9,777,691
Expenses (Note 3):
Investment advisory fees	1,372,236	1,431,867
Custody fees	61,845	85,523
Audit fees	26,909	27,562
Legal fees	14,007	10,142
Proxy fees	407	407
Accounting & Administration fees	46,398	86,702
Shareholder reporting fees	24,503	21,721
Trustees’ fees	18,409	15,139
Registration and filing fees	50,607	50,453
Transfer agent fees	1,521	1,521
	1,616,842	1,731,037
Administration fees:
Class R5	19,176	44,040
Service Class	72,169	31,862
Administrative Class	22,720	83,368
Class A	13,716	71,238
Class R4	101,933	48,279
Class R3	26,858	14,927
Distribution and Service fees:
Class A	14,975	79,299
Class R4	127,416	60,349
Class R3	67,146	37,317
Shareholder service fees:
Service Class	11,429	4,764
Administrative Class	7,892	27,778
Class A	4,253	23,921
Total expenses	2,106,525	2,258,179
Expenses waived (Note 3):
Class I advisory fees waived	(69,312)	—
Class R5 advisory fees waived	(4,180)	—
Service Class advisory fees waived	(8,687)	—
Administrative Class advisory fees waived	(2,187)	—
Class A advisory fees waived	(1,339)	—
Class R4 advisory fees waived	(11,042)	—
Class R3 advisory fees waived	(2,871)	—
Net expenses:	2,006,907	2,258,179
Net investment income (loss)	5,773,145	7,519,512

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$4,822,561	$6,185,391	$27,421,073	$7,957,762	$152,065
—	—	3,451	—	—
2,124	13,010	15,759	3,299	1,189
4,824,685	6,198,401	27,440,283	7,961,061	153,254

929,033	1,761,556	1,577,665	2,615,484	221,580
15,175	21,839	112,008	26,699	18,784
19,506	19,459	20,534	19,885	20,842
3,342	5,000	41,341	6,809	865
407	407	407	407	402
16,611	18,167	63,517	22,197	14,081
13,023	20,295	74,667	18,081	12,779
6,653	10,370	65,090	13,728	1,586
50,960	51,850	52,214	52,635	50,032
1,465	1,520	1,521	1,520	1,525
1,056,175	1,910,463	2,008,964	2,777,445	342,476

33,738	73,277	219,722	82,716	6,671
13,165	21,101	432,748	39,734	5,870
19,920	68,159	536,076	54,199	15,973
34,641	39,783	36,072	65,824	16,426
11,573	8,758	694,900	8,707	1,657
1,585	1,088	282,794	3,590	3,163

38,147	44,548	32,561	73,105	18,740
14,466	10,949	694,900	10,884	2,071
3,963	2,720	565,588	8,975	7,908

1,886	2,902	49,563	5,764	837
6,636	22,465	146,041	17,555	5,435
11,136	13,674	9,513	21,902	6,062
1,247,031	2,219,887	5,709,442	3,170,400	433,289

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,247,031	2,219,887	5,709,442	3,170,400	433,289
3,577,654	3,978,514	21,730,841	4,790,661	(280,035)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(4,783,386)	$4,532,004
Futures contracts	(1,043,303)	(3,679,450)
Written options	—	1,052,359
Swap agreements	—	3,617,958
Foreign currency transactions	(74,595)	158,047
Forward contracts	906,321	1,173,674
Net realized gain (loss)	(4,994,963)	6,854,592
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(17,653,010)	(24,739,599)
Futures contracts	(251,964)	(5,929,821)
Written options	—	208,695
Swap agreements	—	6,238,292
Translation of assets and liabilities in foreign currencies	—	(60,778)
Forward contracts	578,943	477,736
Net change in unrealized appreciation (depreciation)	(17,326,031)	(23,805,475)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(22,320,994)	(16,950,883)
Net increase (decrease) in net assets resulting from operations	$(16,547,849)	$(9,431,371)

(a)	Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$7,317,663	$24,463,037	$260,488,417	$34,690,699	$10,403,071
—	—	4,800,290	—	—
—	—	—	—	—
—	—	—	—	—
1,142	3,353	—	(5,483)	—
—	—	—	—	—
7,318,805	24,466,390	265,288,707	34,685,216	10,403,071

93,525,501	151,502,910	287,663,469	86,245,012	1,561,803
—	—	385,960	—	—
—	—	—	—	—
—	—	—	—	—
(1,128)	(10,919)	—	(4,077)	—
—	—	—	—	—
93,524,373	151,491,991	288,049,429	86,240,935	1,561,803
100,843,178	175,958,381	553,338,136	120,926,151	11,964,874
$104,420,832	$179,936,895	$575,068,977	$125,716,812	$11,684,839

$42,652	$36,141	$—	$75,652	$359

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Investment income (Note 2):
Dividends (a)	$12,751,680	$565,067
Interest	—	1,752
Securities lending net income	12,926	10,613
Total investment income	12,764,606	577,432
Expenses (Note 3):
Investment advisory fees	13,601,953	1,887,040
Custody fees	124,149	25,293
Audit fees	20,125	19,889
Legal fees	31,585	4,062
Proxy fees	407	407
Accounting & Administration fees	79,457	17,524
Shareholder reporting fees	58,071	16,572
Trustees’ fees	81,753	9,322
Registration and filing fees	51,665	51,216
Transfer agent fees	1,522	1,521
	14,050,687	2,032,846
Administration fees:
Class R5	321,235	55,959
Service Class	175,112	30,951
Administrative Class	432,116	62,824
Class A	238,424	48,352
Class R4	130,731	3,020
Class R3	58,972	1,607
Distribution and Service fees:
Class A	264,834	53,611
Class R4	163,414	3,775
Class R3	147,430	4,018
Shareholder service fees:
Service Class	25,075	4,319
Administrative Class	149,644	22,113
Class A	79,377	15,981
Total expenses	16,237,051	2,339,376
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	—	(28,218)
Class R5 advisory fees waived	—	(11,145)
Service Class advisory fees waived	—	(3,529)
Administrative Class advisory fees waived	—	(5,661)
Class A advisory fees waived	—	(4,290)
Class R4 advisory fees waived	—	(302)
Class R3 advisory fees waived	—	(161)
Net expenses:	16,237,051	2,286,070
Net investment income (loss)	(3,472,445)	(1,708,638)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$1,289,865	$525,497	$1,878,214	$3,238,467	$1,877,417
—	—	—	904	757
921	2,462	4,548	17,475	133,652
1,290,786	527,959	1,882,762	3,256,846	2,011,826

408,311	341,060	918,775	215,586	156,971
28,212	14,903	25,769	42,000	57,903
19,885	19,868	19,550	17,448	17,546
1,055	683	1,402	4,343	2,362
407	407	407	407	407
14,807	14,217	15,138	17,642	20,845
24,370	8,564	12,097	34,181	26,092
1,970	1,512	3,462	8,062	5,458
49,845	48,985	49,705	50,998	50,360
1,522	1,521	1,522	1,524	1,521
550,384	451,720	1,047,827	392,191	339,465

382	7,255	28,142	13,356	8,972
233	2,926	5,438	27,191	13,703
1,104	4,007	19,244	70,163	76,913
4,162	7,261	15,922	42,497	30,163
1,007	2,542	1,353	107,797	73,815
400	843	221	138,837	70,235

4,541	7,831	17,172	38,192	26,849
1,259	3,178	1,691	107,798	73,815
1,001	2,108	554	277,674	140,470

28	392	642	2,773	1,305
352	1,376	5,857	17,773	19,165
1,287	2,136	4,684	10,973	7,425
566,140	493,575	1,148,747	1,247,215	882,295

(79,341)	—	—	—	—
(557)	—	—	—	—
(188)	—	—	—	—
(703)	—	—	—	—
(2,603)	—	—	—	—
(730)	—	—	—	—
(291)	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
481,727	493,575	1,148,747	1,247,215	882,295
809,059	34,384	734,015	2,009,631	1,129,531

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$332,995,029	$71,089,522
Futures contracts	—	—
Foreign currency transactions	408	—
Forward contracts	—	—
Net realized gain (loss)	332,995,437	71,089,522
Net change in unrealized appreciation (depreciation) on:
Investment transactions	97,983,953	(917,818)
Futures contracts	—	—
Translation of assets and liabilities in foreign currencies	(35)	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	97,983,918	(917,818)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	430,979,355	70,171,704
Net increase (decrease) in net assets resulting from operations	$427,506,910	$68,463,066

(a)	Net of foreign withholding tax of:	$614,694	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$22,538,154	$4,254,109	$16,458,412	$23,915,853	$12,028,592
—	—	—	2,031,672	1,021,300
475	85	—	—	—
(430,456)	—	—	—	—
22,108,173	4,254,194	16,458,412	25,947,525	13,049,892

7,921,944	34,469,890	90,863,337	116,068,506	101,681,114
—	—	—	(149,839)	(55,731)
(7,343)	—	—	—
157,570	—	—	—	—
8,072,171	34,469,890	90,863,337	115,918,667	101,625,383
30,180,344	38,724,084	107,321,749	141,866,192	114,675,275
$30,989,403	$38,758,468	$108,055,764	$143,875,823	$115,804,806

$4,550	$914	$3,346	$—	$3,307

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$22,046,689	$1,962,300
Interest	62,964	—
Securities lending net income	149,815	81,946
Total investment income	22,259,468	2,044,246
Expenses (Note 3):
Investment advisory fees	32,400,209	2,892,865
Custody fees	260,010	28,236
Audit fees	20,295	20,954
Legal fees	73,866	4,015
Proxy fees	407	407
Accounting & Administration fees	144,012	20,236
Shareholder reporting fees	326,367	25,076
Trustees’ fees	176,858	12,048
Registration and filing fees	68,248	51,348
Transfer agent fees	1,521	1,521
	33,471,793	3,056,706
Administration fees:
Class R5	827,459	80,470
Service Class	311,638	33,943
Administrative Class	305,983	37,245
Class A	235,920	49,527
Class R4	188,512	17,389
Class R3	33,806	5,032
Distribution and Service fees:
Class A	261,175	53,840
Class R4	235,641	21,736
Class R3	84,516	12,580
Shareholder service fees:
Service Class	44,920	4,519
Administrative Class	103,199	11,922
Class A	77,489	15,081
Total expenses	36,182,051	3,399,990
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Net expenses:	36,182,051	3,399,990
Net investment income (loss)	(13,922,583)	(1,355,744)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$2,186,247	$4,674,799	$14,346,612
—	—	5,990
9,861	14,034	72,349
2,196,108	4,688,833	14,424,951

104,787	2,765,603	—
97,256	126,865	369,325
18,411	27,060	25,193
1,903	5,111	18,484
407	418	407
21,419	29,079	27,970
27,138	16,931	28,746
4,278	12,447	27,464
50,408	50,786	17,201
1,521	1,524	1,517
327,528	3,035,824	516,307

7,668	75,868	—
4,241	38,587	—
48,170	23,093	—
23,737	38,555	—
44,134	20,118	—
42,276	6,938	—

21,492	42,670	—
44,134	25,148	—
84,552	17,344	—

471	5,239	—
13,089	7,864	—
6,351	12,649	—
667,843	3,349,897	516,307

—	(182,283)	(516,307)
—	(67,130)	—
—	(19,405)	—
—	(9,008)	—
—	(15,024)	—
—	(8,900)	—
—	(3,041)	—
667,843	3,045,106	—
1,528,265	1,643,727	14,424,951

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$850,851,932	$111,667,284
Futures contracts	—	—
Written options	—	—
Foreign currency transactions	(93)	(52)
Forward contracts	—	—
Net realized gain (loss)	850,851,839	111,667,232
Net change in unrealized appreciation (depreciation) on:
Investment transactions	889,483,758	85,458,256
Futures contracts	—	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	889,483,758	85,458,256
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,740,335,597	197,125,488
Net increase (decrease) in net assets resulting from operations	$1,726,413,014	$195,769,744

(a)	Net of foreign withholding tax of:	$65,117	$293
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$5,856,007	$23,667,607	$27,320,153
616,749	—	—
—	—	92,033
110,589	(16,412)	(804,724)
(13,758)	(122,277)	—
6,569,587	23,528,918	26,607,462

29,640,073	129,008,974 *	277,376,237 *
138,982	—	—
—	—	(34,058)
(77,588)	(60,678)	478,873
(31,988)	285,602	—
29,669,479	129,233,898	277,821,052
36,239,066	152,762,816	304,428,514
$37,767,331	$154,406,543	$318,853,465

$182,436	$483,137	$1,803,367
$—	$(419,585)	$(993,159)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,773,145	$17,258,226
Net realized gain (loss)	(4,994,963)	42,687,538
Net change in unrealized appreciation (depreciation)	(17,326,031)	5,470,534
Net increase (decrease) in net assets resulting from operations	(16,547,849)	65,416,298
Distributions to shareholders (Note 2):
Class I	(36,195,787)	(14,496,136)
Class R5	(2,183,127)	(1,165,597)
Service Class	(4,814,337)	(3,168,205)
Administrative Class	(1,077,493)	(542,340)
Class A	(595,039)	(209,443)
Class R4	(5,283,413)	(3,964,383)
Class R3	(1,444,165)	(674,501)
Total distributions	(51,593,361)	(24,220,605)
Net fund share transactions (Note 5):
Class I	64,045,298	110,388,950
Class R5	1,173,479	(8,128,950)
Service Class	(14,557,229)	(27,486,984)
Administrative Class	386,772	(1,525,261)
Class A	2,343,337	2,495,648
Class R4	2,205,229	(64,423,288)
Class R3	(1,820,533)	(3,957,393)
Increase (decrease) in net assets from fund share transactions	53,776,353	7,362,722
Total increase (decrease) in net assets	(14,364,857)	48,558,415
Net assets
Beginning of period	910,129,209	861,570,794
End of period	$895,764,352	$910,129,209

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$7,519,512	$18,746,193	$3,577,654	$7,826,369
6,854,592	15,843,461	7,318,805	(7,080,679)
(23,805,475)	9,562,861	93,524,373	(24,284,487)
(9,431,371)	44,152,515	104,420,832	(23,538,797)

(23,040,523)	(16,309,511)	(4,826,890)	(15,492,478)
(4,697,559)	(2,772,395)	(1,427,247)	(5,283,654)
(1,923,985)	(1,377,962)	(310,576)	(713,075)
(3,735,392)	(2,903,139)	(339,296)	(1,352,099)
(3,173,070)	(1,857,498)	(504,355)	(2,365,876)
(2,384,840)	(2,464,809)	(199,786)	(491,606)
(702,974)	(634,788)	(24,615)	(133,835)
(39,658,343)	(28,320,102)	(7,632,765)	(25,832,623)

36,483,744	36,368,845	(1,211,430)	14,587,695
(2,203,150)	8,061,676	(9,044,005)	(716,037)
(1,387,598)	800,340	(3,407,643)	5,839,105
9,026,205	(7,485,686)	(2,090,552)	(1,213,744)
3,593,940	9,386,747	(2,274,611)	(5,078,648)
(1,837,178)	(17,912,908)	538,493	4,942,031
(682,598)	(3,082,511)	(363,593)	386,797
42,993,365	26,136,503	(17,853,341)	18,747,199
(6,096,349)	41,968,916	78,934,726	(30,624,221)

747,509,142	705,540,226	329,950,816	360,575,037
$741,412,793	$747,509,142	$408,885,542	$329,950,816

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,978,514	$10,171,404
Net realized gain (loss)	24,466,390	(14,550,287)
Net change in unrealized appreciation (depreciation)	151,491,991	(44,840,595)
Net increase (decrease) in net assets resulting from operations	179,936,895	(49,219,478)
Distributions to shareholders (Note 2):
Class I	(5,157,291)	(68,929,847)
Class R5	(2,353,725)	(40,227,396)
Service Class	(360,826)	(5,484,269)
Administrative Class	(834,960)	(11,771,480)
Class A	(375,447)	(13,438,208)
Class R4	(115,118)	(1,849,486)
Class R3	(10,379)	(501,573)
Total distributions	(9,207,746)	(142,202,259)
Net fund share transactions (Note 5):
Class I	(14,598,433)	6,514,392
Class R5	(22,401,646)	(10,279,554)
Service Class	(1,598,636)	(1,612,739)
Administrative Class	(9,589,210)	13,491,438
Class A	(9,239,942)	(11,590,568)
Class R4	(363,689)	1,021,203
Class R3	(128,280)	(718,135)
Increase (decrease) in net assets from fund share transactions	(57,919,836)	(3,173,963)
Total increase (decrease) in net assets	112,809,313	(194,595,700)
Net assets
Beginning of period	522,515,897	717,111,597
End of period	$635,325,210	$522,515,897

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Select Equity Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$21,730,841	$50,590,309	$4,790,661	$9,706,038
265,288,707	396,766,226	34,685,216	39,974,551
288,049,429	15,513,066	86,240,935	(30,901,750)
575,068,977	462,869,601	125,716,812	18,778,839

(184,594,221)	(75,810,865)	(29,303,320)	(24,583,662)
(62,427,564)	(31,948,165)	(11,320,812)	(15,717,523)
(56,637,356)	(25,666,923)	(3,060,907)	(4,589,902)
(56,802,753)	(29,315,593)	(3,107,276)	(4,621,502)
(3,735,318)	(1,633,249)	(4,112,745)	(5,706,449)
(81,258,599)	(37,696,711)	(641,099)	(727,168)
(33,665,725)	(13,900,835)	(280,015)	(352,956)
(479,121,536)	(215,972,341)	(51,826,174)	(56,299,162)

136,149,945	6,634,993	(8,519,939)	139,953,914
26,587,889	(94,195,929)	(5,664,858)	(11,465,936)
(17,167,591)	(42,962,537)	(6,138,384)	(1,744,551)
3,182,035	(124,897,747)	1,294,121	(6,354,201)
3,659,949	(6,231,995)	202,984	(3,617,657)
(16,666,819)	(70,233,986)	(991,054)	2,191,280
12,025,965	(22,623,021)	(103,661)	422,466
147,771,373	(354,510,222)	(19,920,791)	119,385,315
243,718,814	(107,612,962)	53,969,847	81,864,992

3,179,761,679	3,287,374,641	720,216,259	638,351,267
$3,423,480,493	$3,179,761,679	$774,186,106	$720,216,259

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Fundamental Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(280,035)	$(259,400)
Net realized gain (loss)	10,403,071	35,587,597
Net change in unrealized appreciation (depreciation)	1,561,803	(9,850,354)
Net increase (decrease) in net assets resulting from operations	11,684,839	25,477,843
Distributions to shareholders (Note 2):
Class I	(6,380,932)	(11,328,772)
Class R5	(6,053,760)	(5,192,507)
Service Class	(3,030,485)	(1,680,311)
Administrative Class	(6,751,917)	(2,362,047)
Class A	(7,726,774)	(2,838,685)
Class R4	(841,305)	(222,136)
Class R3	(1,759,650)	(552,331)
Total distributions	(32,544,823)	(24,176,789)
Net fund share transactions (Note 5):
Class I	1,300,174	(55,999,329)
Class R5	3,295,172	(18,902,368)
Service Class	1,983,216	(3,559,568)
Administrative Class	2,476,776	(1,281,251)
Class A	2,472,870	644,543
Class R4	494,436	378,011
Class R3	1,508,185	(9,495)
Increase (decrease) in net assets from fund share transactions	13,530,829	(78,729,457)
Total increase (decrease) in net assets	(7,329,155)	(77,428,403)
Net assets
Beginning of period	64,706,874	142,135,277
End of period	$57,377,719	$64,706,874

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund		MassMutual Select Growth Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$(3,472,445)	$(1,554,395)	$(1,708,638)	$(1,617,180)
332,995,437	174,866,870	71,089,522	97,446,596
97,983,918	903,520,540	(917,818)	76,888,644
427,506,910	1,076,833,015	68,463,066	172,718,060

(127,404,610)	(116,241,249)	(47,724,289)	(50,975,012)
(28,785,200)	(26,463,154)	(21,391,483)	(39,010,130)
(9,281,346)	(5,702,690)	(6,439,381)	(23,180,329)
(18,063,967)	(17,893,032)	(11,015,116)	(15,284,502)
(10,446,481)	(10,722,606)	(9,735,160)	(12,819,694)
(6,486,894)	(6,055,123)	(691,469)	(3,621,672)
(3,093,658)	(3,671,493)	(479,063)	(396,148)
(203,562,156)	(186,749,347)	(97,475,961)	(145,287,487)

(71,580,982)	211,010,413	53,943,564	58,103,654
8,674,332	30,492,892	(10,129,439)	(22,026,799)
5,134,505	34,842,807	3,753,200	(37,421,325)
(51,374,305)	(6,008,712)	(3,231,760)	5,062,756
(2,817,569)	(23,567,107)	2,678,384	4,455,751
2,258,654	(10,343,604)	436,314	(5,021,408)
(6,074,864)	(13,830,028)	1,113,304	104,590
(115,780,229)	222,596,661	48,563,567	3,257,219
108,164,525	1,112,680,329	19,550,672	30,687,792

4,292,475,921	3,179,795,592	495,816,921	465,129,129
$4,400,640,446	$4,292,475,921	$515,367,593	$495,816,921

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Mid-Cap Value Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$809,059	$1,635,678
Net realized gain (loss)	22,108,173	(2,522,456)
Net change in unrealized appreciation (depreciation)	8,072,171	(5,136,456)
Net increase (decrease) in net assets resulting from operations	30,989,403	(6,023,234)
Distributions to shareholders (Note 2):
Class I	(1,535,817)	(1,720,169)
Class R5	(9,182)	(23,976)
Service Class	(2,890)	(3,523)
Administrative Class	(10,657)	(13,705)
Class A	(33,097)	(41,913)
Class R4	(9,681)	(14,160)
Class R3	(3,107)	(6,426)
Total distributions	(1,604,431)	(1,823,872)
Net fund share transactions (Note 5):
Class I	(6,253,587)	10,970,630
Class R5	(182,280)	(233,144)
Service Class	290,347	8,330
Administrative Class	(57,922)	86,175
Class A	556,299	673,589
Class R4	(60,575)	(23,803)
Class R3	(179,482)	(64,818)
Increase (decrease) in net assets from fund share transactions	(5,887,200)	11,416,959
Total increase (decrease) in net assets	23,497,772	3,569,853
Net assets
Beginning of period	103,761,320	100,191,467
End of period	$127,259,092	$103,761,320

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund		MassMutual Select Small Company Value Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$34,384	$87,031	$734,015	$987,510
4,254,194	(545,212)	16,458,412	(9,516,572)
34,469,890	(13,486,309)	90,863,337	(20,020,210)
38,758,468	(13,944,490)	108,055,764	(28,549,272)

(1,714,290)	(5,187,429)	(812,256)	(4,994,472)
(392,010)	(1,558,062)	(380,666)	(3,427,906)
(102,703)	(368,640)	(31,805)	(343,971)
(119,788)	(304,272)	(88,859)	(580,242)
(190,647)	(603,450)	(31,978)	(884,442)
(87,302)	(415,594)	(6,237)	(28,852)
(26,075)	(81,577)	—	(17,675)
(2,632,815)	(8,519,024)	(1,351,801)	(10,277,560)

(11,888,198)	18,951,494	20,398,795	10,302,017
3,359,961	(3,671,876)	(13,945,718)	(17,443,639)
(736,733)	(1,160,570)	942,803	(1,459,392)
(2,214,929)	549,107	(1,446,441)	3,160,641
(321,893)	(1,867,912)	(1,211,612)	(2,353,825)
(1,109,197)	(938,133)	335,851	480,905
(245,634)	88,436	64,220	(216,899)
(13,156,623)	11,950,546	5,137,898	(7,530,192)
22,969,030	(10,512,968)	111,841,861	(46,357,024)

75,179,581	85,692,549	163,105,946	209,462,970
$98,148,611	$75,179,581	$274,947,807	$163,105,946

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM S&P Mid Cap Index Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,009,631	$4,009,277
Net realized gain (loss)	25,947,525	22,439,092
Net change in unrealized appreciation (depreciation)	115,918,667	(36,080,933)
Net increase (decrease) in net assets resulting from operations	143,875,823	(9,632,564)
Distributions to shareholders (Note 2):
Class I	(6,691,909)	(3,459,749)
Class R5	(1,816,870)	(1,311,412)
Service Class	(1,580,444)	(809,111)
Administrative Class	(3,274,879)	(2,028,235)
Class A	(1,877,552)	(1,187,910)
Class R4	(5,732,162)	(3,602,840)
Class R3	(7,008,746)	(4,138,636)
Total distributions	(27,982,562)	(16,537,893)
Net fund share transactions (Note 5):
Class I	9,670,546	8,475,321
Class R5	262,451	(7,629,918)
Service Class	1,557,148	(550,871)
Administrative Class	1,232,094	(8,469,243)
Class A	(4,101,575)	(3,908,120)
Class R4	(11,101,660)	(27,109,750)
Class R3	(8,814,096)	(23,749,232)
Increase (decrease) in net assets from fund share transactions	(11,295,092)	(62,941,813)
Total increase (decrease) in net assets	104,598,169	(89,112,270)
Net assets
Beginning of period	373,935,646	463,047,916
End of period	$478,533,815	$373,935,646

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund		MassMutual Select Mid Cap Growth Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$1,129,531	$2,243,629	$(13,922,583)	$(2,812,915)
13,049,892	11,334,615	850,851,839	524,223,282
101,625,383	(12,542,471)	889,483,758	648,992,660
115,804,806	1,035,773	1,726,413,014	1,170,403,027

(4,196,431)	(5,018,091)	(375,441,053)	(322,407,169)
(838,131)	(972,716)	(93,364,700)	(83,304,762)
(547,886)	(624,710)	(21,000,941)	(20,001,203)
(2,550,257)	(3,215,208)	(16,747,973)	(16,621,612)
(941,766)	(1,467,484)	(14,060,398)	(13,974,500)
(2,730,417)	(3,581,019)	(12,555,638)	(13,362,278)
(2,474,950)	(3,210,572)	(2,425,094)	(2,187,663)
(14,279,838)	(18,089,800)	(535,595,797)	(471,859,187)

(1,740,122)	6,433,683	(178,651,624)	(245,077,176)
1,979,568	(467,867)	1,920,353	(180,492,380)
2,096,367	363,633	(29,456,157)	(64,780,429)
(2,115,944)	(2,867,442)	(31,401,895)	(48,419,613)
(2,995,344)	(1,985,638)	(13,846,803)	(42,279,216)
(2,657,227)	(6,991,898)	(12,365,097)	(57,002,375)
(4,626,585)	(6,972,564)	130,112	(3,660,990)
(10,059,287)	(12,488,093)	(263,671,111)	(641,712,179)
91,465,681	(29,542,120)	927,146,106	56,831,661

259,046,297	288,588,417	8,661,334,435	8,604,502,774
$350,511,978	$259,046,297	$9,588,480,541	$8,661,334,435

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,355,744)	$(1,560,678)
Net realized gain (loss)	111,667,232	44,666,503
Net change in unrealized appreciation (depreciation)	85,458,256	57,341,826
Net increase (decrease) in net assets resulting from operations	195,769,744	100,447,651
Distributions to shareholders (Note 2):
Class I	(29,012,613)	(32,558,345)
Class R5	(11,622,191)	(15,279,790)
Service Class	(2,891,135)	(4,338,467)
Administrative Class	(2,733,082)	(3,706,126)
Class A	(4,198,556)	(5,215,987)
Class R4	(1,628,809)	(1,960,542)
Class R3	(582,672)	(480,410)
Total distributions	(52,669,058)	(63,539,667)
Net fund share transactions (Note 5):
Class I	33,009,217	48,838,806
Class R5	(1,535,953)	(2,199,711)
Service Class	33,365	(3,632,842)
Administrative Class	(3,734,304)	(964,948)
Class A	3,196,118	212,385
Class R4	46,362	2,093,781
Class R3	994,541	979,023
Increase (decrease) in net assets from fund share transactions	32,009,346	45,326,494
Total increase (decrease) in net assets	175,110,032	82,234,478
Net assets
Beginning of period	592,214,404	509,979,926
End of period	$767,324,436	$592,214,404

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund		MassMutual Select Overseas Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$1,528,265	$4,039,883	$1,643,727	$3,510,851
6,569,587	1,827,078	23,528,918	(2,901,212)
29,669,479	(4,337,972)	129,233,898	(201,855)
37,767,331	1,528,989	154,406,543	407,784

(2,197,280)	(2,128,393)	(9,459,279)	(14,676,789)
(535,653)	(812,776)	(3,249,074)	(5,799,133)
(109,695)	(95,838)	(923,098)	(1,434,801)
(1,045,250)	(1,358,826)	(421,047)	(801,623)
(434,004)	(719,248)	(637,174)	(1,012,176)
(987,127)	(1,238,985)	(395,010)	(579,655)
(886,577)	(1,140,187)	(131,963)	(123,568)
(6,195,586)	(7,494,253)	(15,216,645)	(24,427,745)

(3,102,959)	8,504,269	(25,302,232)	34,680,466
(3,637,729)	(6,778,443)	(3,687,822)	17,613,241
(310,474)	478,095	106,339	3,311,529
(5,559,545)	(6,818,236)	(4,920,063)	(1,943,738)
(4,240,500)	(4,071,851)	(3,466,203)	2,584,426
(3,479,418)	(6,346,733)	(1,150,547)	3,655,707
(4,397,536)	(7,991,296)	(401,948)	2,895,431
(24,728,161)	(23,024,195)	(38,822,476)	62,797,062
6,843,584	(28,989,459)	100,367,422	38,777,101

200,691,015	229,680,474	615,257,761	576,480,660
$207,534,599	$200,691,015	$715,625,183	$615,257,761

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$14,424,951	$20,027,061
Net realized gain (loss)	26,607,462	(29,142,586)
Net change in unrealized appreciation (depreciation)	277,821,052	49,194,236
Net increase (decrease) in net assets resulting from operations	318,853,465	40,078,711
Distributions to shareholders (Note 2):
Class I	(23,974,243)	(28,120,959)
Total distributions	(23,974,243)	(28,120,959)
Net fund share transactions (Note 5):
Class I	68,722,680	166,534,812
Increase (decrease) in net assets from fund share transactions	68,722,680	166,534,812
Total increase (decrease) in net assets	363,601,902	178,492,564
Net assets
Beginning of period	1,314,433,084	1,135,940,520
End of period	$1,678,034,986	$1,314,433,084

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)
Class I
3/31/21[r]	$ 10.80	$ 0.07	$ (0.24)	$ (0.17)	$ (0.24)	$ (0.38)	$ (0.62)	$ 10.01	(1.72%)[b]	$ 633,259	0.35%[a]	0.33%[a]	N/A	1.37%[a]
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	N/A	2.08%
9/30/19	9.62	0.30	0.67	0.97	(0.29)	—	(0.29)	10.30	10.42%	479,295	0.36%	N/A	N/A	3.03%
9/30/18	9.99	0.25	(0.34)	(0.09)	(0.28)	—	(0.28)	9.62	(0.98%)	426,828	0.34%	N/A	N/A	2.62%
9/30/17	10.43	0.22	(0.18)	0.04	(0.27)	(0.21)	(0.48)	9.99	0.57%	361,805	0.35%	N/A	N/A	2.18%
9/30/16	10.17	0.21	0.30	0.51	(0.22)	(0.03)	(0.25)	10.43	5.10%	303,783	0.37%	0.34%	0.34%	2.02%
Class R5
3/31/21[r]	$ 10.79	$ 0.07	$ (0.25)	$ (0.18)	$ (0.23)	$ (0.38)	$ (0.61)	$ 10.00	(1.81%)[b]	$ 36,481	0.45%[a]	0.43%[a]	N/A	1.27%[a]
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	N/A	2.04%
9/30/19	9.60	0.29	0.67	0.96	(0.28)	—	(0.28)	10.28	10.32%	44,973	0.46%	N/A	N/A	2.93%
9/30/18	9.96	0.24	(0.34)	(0.10)	(0.26)	—	(0.26)	9.60	(1.01%)	51,708	0.44%	N/A	N/A	2.49%
9/30/17	10.41	0.20	(0.18)	0.02	(0.26)	(0.21)	(0.47)	9.96	0.36%	68,491	0.45%	N/A	N/A	2.04%
9/30/16	10.15	0.20	0.30	0.50	(0.21)	(0.03)	(0.24)	10.41	5.01%	115,428	0.47%	0.44%	0.44%	1.94%
Service Class
3/31/21[r]	$ 10.82	$ 0.06	$ (0.24)	$ (0.18)	$ (0.22)	$ (0.38)	$ (0.60)	$ 10.04	(1.84%)[b]	$ 72,570	0.55%[a]	0.53%[a]	N/A	1.17%[a]
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	N/A	1.93%
9/30/19	9.63	0.28	0.68	0.96	(0.27)	—	(0.27)	10.32	10.24%	116,389	0.56%	N/A	N/A	2.83%
9/30/18	10.00	0.23	(0.34)	(0.11)	(0.26)	—	(0.26)	9.63	(1.17%)	131,813	0.54%	N/A	N/A	2.41%
9/30/17	10.45	0.19	(0.19)	—	(0.24)	(0.21)	(0.45)	10.00	0.25%	158,965	0.55%	N/A	N/A	1.95%
9/30/16	10.17	0.19	0.31	0.50	(0.19)	(0.03)	(0.22)	10.45	5.04%	193,887	0.57%	0.54%	0.54%	1.83%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	216%	316%	217%	243%	289%	264%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)
Administrative Class
3/31/21[r]	$ 10.77	$ 0.06	$ (0.25)	$ (0.19)	$ (0.21)	$ (0.38)	$ (0.59)	$ 9.99	(1.94%)[b]	$ 19,543	0.65%[a]	0.63%[a]	N/A	1.07%[a]
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	N/A	1.84%
9/30/19	9.57	0.27	0.67	0.94	(0.26)	—	(0.26)	10.25	10.10%	21,183	0.66%	N/A	N/A	2.77%
9/30/18	9.93	0.22	(0.34)	(0.12)	(0.24)	—	(0.24)	9.57	(1.21%)	53,849	0.64%	N/A	N/A	2.30%
9/30/17	10.37	0.18	(0.18)	—	(0.23)	(0.21)	(0.44)	9.93	0.19%	63,399	0.65%	N/A	N/A	1.86%
9/30/16	10.11	0.17	0.31	0.48	(0.19)	(0.03)	(0.22)	10.37	4.80%	80,444	0.67%	0.64%	0.64%	1.73%
Class A
3/31/21[r]	$ 10.72	$ 0.04	$ (0.24)	$ (0.20)	$ (0.19)	$ (0.38)	$ (0.57)	$ 9.95	(2.00%)[b]	$ 12,809	0.90%[a]	0.88%[a]	N/A	0.82%[a]
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	N/A	1.56%
9/30/19	9.56	0.24	0.68	0.92	(0.25)	—	(0.25)	10.23	9.89%	8,464	0.91%	N/A	N/A	2.48%
9/30/18	9.93	0.20	(0.35)	(0.15)	(0.22)	—	(0.22)	9.56	(1.51%)	4,327	0.89%	N/A	N/A	2.07%
9/30/17	10.38	0.17	(0.19)	(0.02)	(0.22)	(0.21)	(0.43)	9.93	(0.01%)	4,703	0.90%	N/A	N/A	1.68%
9/30/16	10.13	0.15	0.31	0.46	(0.18)	(0.03)	(0.21)	10.38	4.62%	1,943	0.92%	0.89%	0.89%	1.47%
Class R4
3/31/21[r]	$ 10.83	$ 0.05	$ (0.25)	$ (0.20)	$ (0.18)	$ (0.38)	$ (0.56)	$ 10.07	(1.95%)[b]	$ 97,086	0.80%[a]	0.78%[a]	N/A	0.92%[a]
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	N/A	1.72%
9/30/19	9.63	0.25	0.69	0.94	(0.25)	—	(0.25)	10.32	9.96%	160,788	0.81%	N/A	N/A	2.58%
9/30/18	9.99	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	9.63	(1.42%)	172,390	0.79%	N/A	N/A	2.15%
9/30/17	10.43	0.17	(0.19)	(0.02)	(0.21)	(0.21)	(0.42)	9.99	0.02%	221,969	0.80%	N/A	N/A	1.71%
9/30/16	10.16	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	10.43	4.70%	295,696	0.82%	0.79%	0.79%	1.58%
Class R3
3/31/21[r]	$ 10.73	$ 0.03	$ (0.23)	$ (0.20)	$ (0.17)	$ (0.38)	$ (0.55)	$ 9.98	(2.04%)[b]	$ 24,015	1.05%[a]	1.03%[a]	N/A	0.67%[a]
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	N/A	1.43%
9/30/19	9.55	0.23	0.67	0.90	(0.22)	—	(0.22)	10.23	9.63%	30,478	1.06%	N/A	N/A	2.33%
9/30/18	9.90	0.18	(0.34)	(0.16)	(0.19)	—	(0.19)	9.55	(1.61%)	33,583	1.04%	N/A	N/A	1.91%
9/30/17	10.35	0.14	(0.19)	(0.05)	(0.19)	(0.21)	(0.40)	9.90	(0.27%)	35,633	1.05%	N/A	N/A	1.46%
9/30/16	10.08	0.13	0.32	0.45	(0.15)	(0.03)	(0.18)	10.35	4.49%	46,206	1.07%	1.04%	1.04%	1.33%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.30	$ 0.12	$ (0.25)	$ (0.13)	$ (0.33)	$ (0.27)	$ (0.60)	$ 10.57	(1.20%)[b]	$ 431,855	0.45%[a]	N/A	2.12%[a]
9/30/20	11.05	0.30	0.41	0.71	(0.31)	(0.15)	(0.46)	11.30	6.70%	423,904	0.47%	0.47%[n]	2.76%
9/30/19	10.12	0.35	0.86	1.21	(0.28)	—	(0.28)	11.05	12.31%	377,879	0.49%	0.48%	3.37%
9/30/18	10.65	0.32	(0.60)	(0.28)	(0.25)	—	(0.25)	10.12	(2.69%)	287,070	0.47%	0.47%[n]	3.13%
9/30/17	10.67	0.27	(0.01)aa	0.26	(0.28)	—	(0.28)	10.65	2.64%	178,204	0.50%	0.48%	2.59%
9/30/16	10.22	0.29	0.46	0.75	(0.30)	—	(0.30)	10.67	7.62%	99,498	0.54%	0.48%	2.80%
Class R5
3/31/21[r]	$ 11.31	$ 0.11	$ (0.25)	$ (0.14)	$ (0.32)	$ (0.27)	$ (0.59)	$ 10.58	(1.28%)[b]	$ 81,856	0.55%[a]	N/A	2.01%[a]
9/30/20	11.05	0.29	0.42	0.71	(0.30)	(0.15)	(0.45)	11.31	6.66%	89,644	0.57%	0.57%[n]	2.65%
9/30/19	10.12	0.34	0.86	1.20	(0.27)	—	(0.27)	11.05	12.20%	79,978	0.59%	0.58%	3.27%
9/30/18	10.65	0.31	(0.60)	(0.29)	(0.24)	—	(0.24)	10.12	(2.79%)	78,583	0.57%	0.57%[n]	3.02%
9/30/17	10.67	0.26	(0.01)aa	0.25	(0.27)	—	(0.27)	10.65	2.55%	71,341	0.60%	0.58%	2.53%
9/30/16	10.22	0.28	0.46	0.74	(0.29)	—	(0.29)	10.67	7.51%	61,789	0.64%	0.58%	2.70%
Service Class
3/31/21[r]	$ 11.31	$ 0.11	$ (0.24)	$ (0.13)	$ (0.31)	$ (0.27)	$ (0.58)	$ 10.60	(1.29%)[b]	$ 33,922	0.65%[a]	N/A	1.91%[a]
9/30/20	11.05	0.28	0.42	0.70	(0.29)	(0.15)	(0.44)	11.31	6.53%	37,611	0.67%	0.67%[n]	2.57%
9/30/19	10.12	0.33	0.86	1.19	(0.26)	—	(0.26)	11.05	12.02%	36,123	0.69%	0.68%	3.17%
9/30/18	10.64	0.30	(0.59)	(0.29)	(0.23)	—	(0.23)	10.12	(2.78%)	52,794	0.67%	0.67%[n]	2.89%
9/30/17	10.67	0.25	(0.02)aa	0.23	(0.26)	—	(0.26)	10.64	2.30%	66,969	0.70%	0.68%	2.40%
9/30/16	10.22	0.27	0.47	0.74	(0.29)	—	(0.29)	10.67	7.42%	47,296	0.74%	0.68%	2.61%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	56%	193%	262%	294%	224%	207%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.25	$ 0.10	$ (0.23)	$ (0.13)	$ (0.30)	$ (0.27)	$ (0.57)	$ 10.55	(1.32%)[b]	$ 74,688	0.75%[a]	N/A	1.82%[a]
9/30/20	11.00	0.27	0.41	0.68	(0.28)	(0.15)	(0.43)	11.25	6.40%	70,366	0.77%	0.77%[n]	2.47%
9/30/19	10.08	0.32	0.85	1.17	(0.25)	—	(0.25)	11.00	11.91%	76,297	0.79%	0.78%	3.07%
9/30/18	10.61	0.29	(0.60)	(0.31)	(0.22)	—	(0.22)	10.08	(2.96%)	70,368	0.77%	0.77%[n]	2.81%
9/30/17	10.64	0.24	(0.01)aa	0.23	(0.26)	—	(0.26)	10.61	2.30%	66,460	0.80%	0.78%	2.33%
9/30/16	10.18	0.26	0.47	0.73	(0.27)	—	(0.27)	10.64	7.39%	42,980	0.84%	0.78%	2.50%
Class A
3/31/21[r]	$ 11.21	$ 0.09	$ (0.23)	$ (0.14)	$ (0.28)	$ (0.27)	$ (0.55)	$ 10.52	(1.50%)[b]	$ 59,953	1.00%[a]	N/A	1.56%[a]
9/30/20	10.97	0.24	0.41	0.65	(0.26)	(0.15)	(0.41)	11.21	6.09%	60,452	1.02%	1.02%[n]	2.20%
9/30/19	10.04	0.29	0.86	1.15	(0.22)	—	(0.22)	10.97	11.72%	49,917	1.04%	1.03%	2.82%
9/30/18	10.57	0.26	(0.59)	(0.33)	(0.20)	—	(0.20)	10.04	(3.23%)	45,189	1.02%	1.02%[n]	2.54%
9/30/17	10.60	0.21	(0.01)aa	0.20	(0.23)	—	(0.23)	10.57	1.99%	53,329	1.05%	1.03%	2.07%
9/30/16	10.15	0.23	0.47	0.70	(0.25)	—	(0.25)	10.60	7.12%	45,782	1.09%	1.03%	2.25%
Class R4
3/31/21[r]	$ 11.18	$ 0.09	$ (0.23)	$ (0.14)	$ (0.28)	$ (0.27)	$ (0.55)	$ 10.49	(1.42%)[b]	$ 44,956	0.90%[a]	N/A	1.66%[a]
9/30/20	10.93	0.25	0.41	0.66	(0.26)	(0.15)	(0.41)	11.18	6.29%	49,770	0.92%	0.92%[n]	2.33%
9/30/19	10.01	0.30	0.86	1.16	(0.24)	—	(0.24)	10.93	11.82%	66,656	0.94%	0.93%	2.91%
9/30/18	10.55	0.27	(0.60)	(0.33)	(0.21)	—	(0.21)	10.01	(3.17%)	67,672	0.92%	0.92%[n]	2.67%
9/30/17	10.58	0.22	(0.01)aa	0.21	(0.24)	—	(0.24)	10.55	2.15%	61,286	0.95%	0.93%	2.14%
9/30/16	10.15	0.24	0.47	0.71	(0.28)	—	(0.28)	10.58	7.20%	26,419	0.99%	0.93%	2.36%
Class R3
3/31/21[r]	$ 11.07	$ 0.08	$ (0.23)	$ (0.15)	$ (0.25)	$ (0.27)	$ (0.52)	$ 10.40	(1.53%)[b]	$ 14,184	1.15%[a]	N/A	1.41%[a]
9/30/20	10.82	0.22	0.41	0.63	(0.23)	(0.15)	(0.38)	11.07	6.02%	15,761	1.17%	1.17%[n]	2.09%
9/30/19	9.92	0.27	0.84	1.11	(0.21)	—	(0.21)	10.82	11.48%	18,689	1.19%	1.18%	2.67%
9/30/18	10.45	0.24	(0.58)	(0.34)	(0.19)	—	(0.19)	9.92	(3.32%)	19,519	1.17%	1.17%[n]	2.42%
9/30/17	10.50	0.19	(0.01)aa	0.18	(0.23)	—	(0.23)	10.45	1.84%	16,295	1.20%	1.18%	1.90%
9/30/16	10.06	0.22	0.46	0.68	(0.24)	—	(0.24)	10.50	6.95%	5,810	1.24%	1.18%	2.12%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.87	$ 0.11	$ 3.06	$ 3.17	$ (0.24)	$ —	$ (0.24)	$ 12.80	32.55%[b]	$ 256,021	0.57%[a]	2.03%[a]
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
9/30/19	13.48	0.26	(0.33)	(0.07)	(0.26)	(1.67)	(1.93)	11.48	1.59%	210,652	0.58%	2.31%
9/30/18	16.69	0.25	1.70	1.95	(0.42)	(4.74)	(5.16)	13.48	13.43%	202,121	0.57%	1.85%
9/30/17	14.90	0.30	2.47	2.77	(0.35)	(0.63)	(0.98)	16.69	19.25%	145,732	0.58%	1.90%
9/30/16	13.64	0.27	1.20	1.47	(0.21)	—	(0.21)	14.90	10.89%	251,684	0.57%	1.90%
Class R5
3/31/21[r]	$ 9.89	$ 0.11	$ 3.06	$ 3.17	$ (0.23)	$ —	$ (0.23)	$ 12.83	32.46%[b]	$ 71,317	0.67%[a]	1.93%[a]
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
9/30/19	13.50	0.25	(0.33)	(0.08)	(0.25)	(1.67)	(1.92)	11.50	1.48%	74,403	0.68%	2.19%
9/30/18	16.71	0.24	1.69	1.93	(0.40)	(4.74)	(5.14)	13.50	13.28%	143,091	0.67%	1.80%
9/30/17	14.90	0.29	2.47	2.76	(0.32)	(0.63)	(0.95)	16.71	19.16%	50,361	0.68%	1.83%
9/30/16	13.64	0.28	1.18	1.46	(0.20)	—	(0.20)	14.90	10.78%	46,830	0.67%	2.00%
Service Class
3/31/21[r]	$ 9.89	$ 0.10	$ 3.07	$ 3.17	$ (0.22)	$ —	$ (0.22)	$ 12.84	32.47%[b]	$ 14,454	0.77%[a]	1.82%[a]
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%
9/30/19	13.49	0.24	(0.32)	(0.08)	(0.23)	(1.67)	(1.90)	11.51	1.40%	10,046	0.78%	2.08%
9/30/18	16.69	0.22	1.70	1.92	(0.38)	(4.74)	(5.12)	13.49	13.21%	13,564	0.77%	1.64%
9/30/17	14.90	0.27	2.47	2.74	(0.32)	(0.63)	(0.95)	16.69	18.97%	11,721	0.78%	1.71%
9/30/16	13.63	0.25	1.21	1.46	(0.19)	—	(0.19)	14.90	10.75%	8,656	0.77%	1.78%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	36%	52%	42%	75%	71%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 9.96	$ 0.10	$ 3.09	$ 3.19	$ (0.21)	$ —	$ (0.21)	$ 12.94	32.38%[b]	$ 18,854	0.87%[a]	1.73%[a]
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
9/30/19	13.58	0.23	(0.33)	(0.10)	(0.22)	(1.67)	(1.89)	11.59	1.29%	20,346	0.88%	2.01%
9/30/18	16.76	0.21	1.70	1.91	(0.35)	(4.74)	(5.09)	13.58	13.07%	15,165	0.87%	1.61%
9/30/17	14.96	0.26	2.48	2.74	(0.31)	(0.63)	(0.94)	16.76	18.92%	5,176	0.88%	1.63%
9/30/16	13.68	0.24	1.20	1.44	(0.16)	—	(0.16)	14.96	10.57%	6,903	0.87%	1.66%
Class A
3/31/21[r]	$ 9.85	$ 0.08	$ 3.07	$ 3.15	$ (0.19)	$ —	$ (0.19)	$ 12.81	32.23%[b]	$ 33,329	1.12%[a]	1.48%[a]
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
9/30/19	13.45	0.20	(0.32)	(0.12)	(0.20)	(1.67)	(1.87)	11.46	1.03%	37,170	1.13%	1.75%
9/30/18	16.64	0.18	1.69	1.87	(0.32)	(4.74)	(5.06)	13.45	12.82%	45,319	1.12%	1.36%
9/30/17	14.85	0.21	2.48	2.69	(0.27)	(0.63)	(0.90)	16.64	18.64%	16,573	1.13%	1.36%
9/30/16	13.58	0.20	1.20	1.40	(0.13)	—	(0.13)	14.85	10.33%	19,968	1.12%	1.43%
Class R4
3/31/21[r]	$ 9.70	$ 0.09	$ 3.01	$ 3.10	$ (0.20)	$ —	$ (0.20)	$ 12.60	32.28%[b]	$ 13,364	1.02%[a]	1.58%[a]
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
9/30/19	13.32	0.21	(0.32)	(0.11)	(0.23)	(1.67)	(1.90)	11.31	1.18%	6,570	1.03%	1.88%
9/30/18	16.56	0.19	1.68	1.87	(0.37)	(4.74)	(5.11)	13.32	12.93%	4,523	1.02%	1.44%
9/30/17	14.81	0.23	2.46	2.69	(0.31)	(0.63)	(0.94)	16.56	18.74%	861	1.03%	1.47%
9/30/16	13.57	0.22	1.18	1.40	(0.16)	—	(0.16)	14.81	10.38%	711	1.02%	1.57%
Class R3
3/31/21[r]	$ 9.77	$ 0.07	$ 3.05	$ 3.12	$ (0.17)	$ —	$ (0.17)	$ 12.72	32.18%[b]	$ 1,547	1.27%[a]	1.33%[a]
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
9/30/19	13.37	0.18	(0.31)	(0.13)	(0.18)	(1.67)	(1.85)	11.39	0.91%	1,387	1.28%	1.59%
9/30/18	16.59	0.15	1.68	1.83	(0.31)	(4.74)	(5.05)	13.37	12.56%	2,177	1.27%	1.13%
9/30/17	14.83	0.19	2.46	2.65	(0.26)	(0.63)	(0.89)	16.59	18.44%	2,046	1.28%	1.22%
9/30/16	13.62	0.19	1.19	1.38	(0.17)	—	(0.17)	14.83	10.17%	1,635	1.27%	1.36%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 7.52	$ 0.06	$ 2.65	$ 2.71	$ (0.15)	$ —	$ (0.15)	$ 10.08	36.35%[b]	$ 343,893	0.65%[a]	1.46%[a]
9/30/20	10.33	0.15	(0.72)	(0.57)	(0.23)	(2.01)	(2.24)	7.52	(8.51%)	268,368	0.66%	1.85%
9/30/19	11.93	0.20	(0.39)	(0.19)	(0.23)	(1.18)	(1.41)	10.33	(0.07%)	353,302	0.64%	1.96%
9/30/18	13.01	0.23	0.81	1.04	(0.24)	(1.88)	(2.12)	11.93	8.56%	632,974	0.63%	1.91%
9/30/17	12.39	0.23	1.60	1.83	(0.25)	(0.96)	(1.21)	13.01	15.49%	594,578	0.64%	1.82%
9/30/16	12.46	0.25	1.27	1.52	(0.23)	(1.36)	(1.59)	12.39	13.21%	500,270	0.63%	2.04%
Class R5
3/31/21[r]	$ 7.57	$ 0.06	$ 2.67	$ 2.73	$ (0.14)	$ —	$ (0.14)	$ 10.16	36.37%[b]	$ 152,884	0.75%[a]	1.36%[a]
9/30/20	10.39	0.14	(0.73)	(0.59)	(0.22)	(2.01)	(2.23)	7.57	(8.68%)	132,370	0.76%	1.75%
9/30/19	11.98	0.19	(0.38)	(0.19)	(0.22)	(1.18)	(1.40)	10.39	(0.13%)	196,887	0.74%	1.85%
9/30/18	13.06	0.22	0.80	1.02	(0.22)	(1.88)	(2.10)	11.98	8.39%	309,004	0.73%	1.80%
9/30/17	12.43	0.21	1.61	1.82	(0.23)	(0.96)	(1.19)	13.06	15.41%	368,686	0.74%	1.72%
9/30/16	12.49	0.23	1.29	1.52	(0.22)	(1.36)	(1.58)	12.43	13.12%	372,531	0.73%	1.95%
Service Class
3/31/21[r]	$ 7.53	$ 0.06	$ 2.64	$ 2.70	$ (0.13)	$ —	$ (0.13)	$ 10.10	36.18%[b]	$ 27,031	0.85%[a]	1.26%[a]
9/30/20	10.34	0.13	(0.72)	(0.59)	(0.21)	(2.01)	(2.22)	7.53	(8.76%)	21,654	0.86%	1.64%
9/30/19	11.93	0.18	(0.38)	(0.20)	(0.21)	(1.18)	(1.39)	10.34	(0.25%)	30,115	0.84%	1.75%
9/30/18	13.00	0.20	0.81	1.01	(0.20)	(1.88)	(2.08)	11.93	8.36%	49,551	0.83%	1.69%
9/30/17	12.38	0.20	1.60	1.80	(0.22)	(0.96)	(1.18)	13.00	15.24%	60,852	0.84%	1.59%
9/30/16	12.44	0.22	1.29	1.51	(0.21)	(1.36)	(1.57)	12.38	13.06%	124,126	0.83%	1.86%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	20%	54%	103%	46%	13%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 7.60	$ 0.05	$ 2.67	$ 2.72	$ (0.12)	$ —	$ (0.12)	$ 10.20	36.12%[b]	$ 64,831	0.95%[a]	1.16%[a]
9/30/20	10.41	0.13	(0.73)	(0.60)	(0.20)	(2.01)	(2.21)	7.60	(8.78%)	56,880	0.96%	1.53%
9/30/19	12.00	0.17	(0.38)	(0.21)	(0.20)	(1.18)	(1.38)	10.41	(0.36%)	58,983	0.94%	1.65%
9/30/18	13.07	0.19	0.81	1.00	(0.19)	(1.88)	(2.07)	12.00	8.21%	85,905	0.93%	1.60%
9/30/17	12.44	0.19	1.61	1.80	(0.21)	(0.96)	(1.17)	13.07	15.16%	92,380	0.94%	1.51%
9/30/16	12.49	0.21	1.29	1.50	(0.19)	(1.36)	(1.55)	12.44	12.93%	94,316	0.93%	1.75%
Class A
3/31/21[r]	$ 7.46	$ 0.04	$ 2.63	$ 2.67	$ (0.09)	$ —	$ (0.09)	$ 10.04	35.97%[b]	$ 35,696	1.20%[a]	0.90%[a]
9/30/20	10.26	0.11	(0.73)	(0.62)	(0.17)	(2.01)	(2.18)	7.46	(9.06%)	34,647	1.21%	1.33%
9/30/19	11.83	0.14	(0.37)	(0.23)	(0.16)	(1.18)	(1.34)	10.26	(0.58%)	66,407	1.19%	1.38%
9/30/18	12.90	0.16	0.80	0.96	(0.15)	(1.88)	(2.03)	11.83	7.94%	84,733	1.18%	1.34%
9/30/17	12.28	0.16	1.59	1.75	(0.17)	(0.96)	(1.13)	12.90	14.90%	108,447	1.19%	1.26%
9/30/16	12.35	0.18	1.26	1.44	(0.15)	(1.36)	(1.51)	12.28	12.58%	161,322	1.18%	1.50%
Class R4
3/31/21[r]	$ 7.32	$ 0.04	$ 2.57	$ 2.61	$ (0.11)	$ —	$ (0.11)	$ 9.82	35.97%[b]	$ 9,808	1.10%[a]	1.01%[a]
9/30/20	10.11	0.11	(0.70)	(0.59)	(0.19)	(2.01)	(2.20)	7.32	(8.98%)	7,609	1.11%	1.41%
9/30/19	11.67	0.15	(0.37)	(0.22)	(0.16)	(1.18)	(1.34)	10.11	(0.47%)	9,055	1.09%	1.48%
9/30/18	12.77	0.17	0.79	0.96	(0.18)	(1.88)	(2.06)	11.67	8.06%	9,172	1.08%	1.45%
9/30/17	12.21	0.17	1.57	1.74	(0.22)	(0.96)	(1.18)	12.77	14.98%	16,370	1.09%	1.37%
9/30/16	12.32	0.20	1.26	1.46	(0.21)	(1.36)	(1.57)	12.21	12.78%	6,905	1.08%	1.66%
Class R3
3/31/21[r]	$ 7.27	$ 0.03	$ 2.57	$ 2.60	$ (0.08)	$ —	$ (0.08)	$ 9.79	35.96%[b]	$ 1,182	1.35%[a]	0.76%[a]
9/30/20	10.05	0.09	(0.71)	(0.62)	(0.15)	(2.01)	(2.16)	7.27	(9.23%)	989	1.36%	1.15%
9/30/19	11.63	0.12	(0.37)	(0.25)	(0.15)	(1.18)	(1.33)	10.05	(0.77%)	2,362	1.34%	1.23%
9/30/18	12.72	0.14	0.79	0.93	(0.14)	(1.88)	(2.02)	11.63	7.84%	2,831	1.33%	1.21%
9/30/17	12.14	0.14	1.57	1.71	(0.17)	(0.96)	(1.13)	12.72	14.72%	2,936	1.34%	1.14%
9/30/16	12.25	0.16	1.25	1.41	(0.16)	(1.36)	(1.52)	12.14	12.41%	1,512	1.33%	1.34%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 19.31	$ 0.15	$ 3.25	$ 3.40	$ (0.39)	$ (2.65)	$ (3.04)	$ 19.67	19.09%[b]	$ 1,387,875	0.12%[a]	1.53%[a]
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
9/30/19	20.48	0.32	(0.00)d,aa	0.32	(0.37)	(2.51)	(2.88)	17.92	4.17%	1,083,523	0.12%	1.86%
9/30/18	21.59	0.37	3.00	3.37	(0.48)	(4.00)	(4.48)	20.48	17.77%	819,557	0.12%	1.86%
9/30/17	19.40	0.39	3.03	3.42	(0.44)	(0.79)	(1.23)	21.59	18.44%	541,131	0.12%	1.95%
9/30/16	17.50	0.38	2.24	2.62	(0.36)	(0.36)	(0.72)	19.40	15.30%	1,078,531	0.12%	2.05%
Class R5
3/31/21[r]	$ 19.38	$ 0.14	$ 3.26	$ 3.40	$ (0.37)	$ (2.65)	$ (3.02)	$ 19.76	19.00%[b]	$ 456,716	0.22%[a]	1.43%[a]
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
9/30/19	20.53	0.31	(0.01)aa	0.30	(0.34)	(2.51)	(2.85)	17.98	4.05%	487,312	0.22%	1.76%
9/30/18	21.63	0.35	3.01	3.36	(0.46)	(4.00)	(4.46)	20.53	17.65%	532,163	0.22%	1.75%
9/30/17	19.43	0.38	3.03	3.41	(0.42)	(0.79)	(1.21)	21.63	18.33%	710,184	0.22%	1.88%
9/30/16	17.52	0.37	2.24	2.61	(0.34)	(0.36)	(0.70)	19.43	15.20%	828,915	0.22%	1.95%
Service Class
3/31/21[r]	$ 19.41	$ 0.13	$ 3.27	$ 3.40	$ (0.34)	$ (2.65)	$ (2.99)	$ 19.82	18.95%[b]	$ 374,976	0.37%[a]	1.28%[a]
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%
9/30/19	20.55	0.28	(0.01)aa	0.27	(0.31)	(2.51)	(2.82)	18.00	3.84%	395,249	0.37%	1.61%
9/30/18	21.64	0.32	3.02	3.34	(0.43)	(4.00)	(4.43)	20.55	17.48%	481,405	0.37%	1.59%
9/30/17	19.43	0.35	3.03	3.38	(0.38)	(0.79)	(1.17)	21.64	18.17%	508,135	0.37%	1.72%
9/30/16	17.52	0.34	2.24	2.58	(0.31)	(0.36)	(0.67)	19.43	15.03%	499,673	0.37%	1.80%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	3%	6%	4%	3%[q]	5%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 18.99	$ 0.11	$ 3.20	$ 3.31	$ (0.32)	$ (2.65)	$ (2.97)	$ 19.33	18.87%[b]	$ 384,143	0.47%[a]	1.18%[a]
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
9/30/19	20.19	0.26	(0.01)aa	0.25	(0.30)	(2.51)	(2.81)	17.63	3.77%	476,225	0.47%	1.51%
9/30/18	21.34	0.29	2.97	3.26	(0.41)	(4.00)	(4.41)	20.19	17.34%	606,359	0.47%	1.50%
9/30/17	19.19	0.32	3.00	3.32	(0.38)	(0.79)	(1.17)	21.34	18.03%	572,199	0.47%	1.62%
9/30/16	17.30	0.32	2.22	2.54	(0.29)	(0.36)	(0.65)	19.19	14.96%	506,085	0.47%	1.70%
Class A
3/31/21[r]	$ 18.57	$ 0.09	$ 3.12	$ 3.21	$ (0.28)	$ (2.65)	$ (2.93)	$ 18.85	18.68%[b]	$ 28,283	0.72%[a]	0.93%[a]
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
9/30/19	19.82	0.21	(0.02)aa	0.19	(0.24)	(2.51)	(2.75)	17.26	3.46%	28,147	0.72%	1.26%
9/30/18	21.03	0.24	2.92	3.16	(0.37)	(4.00)	(4.37)	19.82	17.06%	34,494	0.72%	1.25%
9/30/17	18.92	0.27	2.96	3.23	(0.33)	(0.79)	(1.12)	21.03	17.80%	27,907	0.72%	1.37%
9/30/16	17.12	0.27	2.19	2.46	(0.30)	(0.36)	(0.66)	18.92	14.63%	21,320	0.72%	1.46%
Class R4
3/31/21[r]	$ 18.71	$ 0.10	$ 3.14	$ 3.24	$ (0.29)	$ (2.65)	$ (2.94)	$ 19.01	18.77%[b]	$ 559,221	0.62%[a]	1.03%[a]
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
9/30/19	19.95	0.23	(0.02)aa	0.21	(0.26)	(2.51)	(2.77)	17.39	3.61%	594,415	0.62%	1.36%
9/30/18	21.13	0.26	2.93	3.19	(0.37)	(4.00)	(4.37)	19.95	17.15%	681,097	0.62%	1.35%
9/30/17	19.01	0.29	2.97	3.26	(0.35)	(0.79)	(1.14)	21.13	17.88%	670,521	0.62%	1.47%
9/30/16	17.16	0.29	2.19	2.48	(0.27)	(0.36)	(0.63)	19.01	14.72%	632,838	0.62%	1.55%
Class R3
3/31/21[r]	$ 18.12	$ 0.07	$ 3.04	$ 3.11	$ (0.26)	$ (2.65)	$ (2.91)	$ 18.32	18.60%[b]	$ 232,265	0.87%[a]	0.78%[a]
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%
9/30/19	19.45	0.18	(0.02)aa	0.16	(0.23)	(2.51)	(2.74)	16.87	3.34%	222,503	0.87%	1.11%
9/30/18	20.72	0.21	2.87	3.08	(0.35)	(4.00)	(4.35)	19.45	16.90%	251,216	0.87%	1.10%
9/30/17	18.70	0.24	2.91	3.15	(0.34)	(0.79)	(1.13)	20.72	17.54%	208,410	0.87%	1.21%
9/30/16	16.95	0.24	2.17	2.41	(0.30)	(0.36)	(0.66)	18.70	14.49%	95,197	0.87%	1.29%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 17.22	$ 0.12	$ 2.91	$ 3.03	$ (0.24)	$ (1.04)	$ (1.28)	$ 18.97	18.19%[b]	$ 435,864	0.73%[a]	1.37%[a]
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
9/30/19	18.41	0.27	1.36	1.63	(0.28)	(1.43)	(1.71)	18.33	10.82%	274,970	0.74%	1.60%
9/30/18	22.45	0.27	2.75	3.02	(0.51)	(6.55)	(7.06)	18.41	16.23%	268,240	0.74%	1.50%
9/30/17	18.40	0.41	4.27	4.68	(0.27)	(0.36)	(0.63)	22.45	25.85%	228,919	0.74%	2.00%
9/30/16	19.31	0.25	2.13	2.38	(0.36)	(2.93)	(3.29)	18.40	13.56%	213,648	0.73%	1.43%
Class R5
3/31/21[r]	$ 17.30	$ 0.12	$ 2.91	$ 3.03	$ (0.22)	$ (1.04)	$ (1.26)	$ 19.07	18.11%[b]	$ 167,149	0.83%[a]	1.27%[a]
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
9/30/19	18.47	0.26	1.37	1.63	(0.26)	(1.43)	(1.69)	18.41	10.76%	180,002	0.84%	1.50%
9/30/18	22.50	0.25	2.75	3.00	(0.48)	(6.55)	(7.03)	18.47	16.09%	188,418	0.84%	1.38%
9/30/17	18.44	0.39	4.28	4.67	(0.25)	(0.36)	(0.61)	22.50	25.73%	207,798	0.84%	1.87%
9/30/16	19.34	0.23	2.14	2.37	(0.34)	(2.93)	(3.27)	18.44	13.44%	203,817	0.83%	1.32%
Service Class
3/31/21[r]	$ 16.88	$ 0.10	$ 2.85	$ 2.95	$ (0.20)	$ (1.04)	$ (1.24)	$ 18.59	18.07%[b]	$ 46,365	0.93%[a]	1.15%[a]
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%
9/30/19	18.10	0.24	1.33	1.57	(0.24)	(1.43)	(1.67)	18.00	10.61%	53,931	0.94%	1.41%
9/30/18	22.17	0.23	2.71	2.94	(0.46)	(6.55)	(7.01)	18.10	16.00%	50,746	0.94%	1.28%
9/30/17	18.18	0.35	4.23	4.58	(0.23)	(0.36)	(0.59)	22.17	25.59%	61,849	0.94%	1.74%
9/30/16	19.11	0.21	2.10	2.31	(0.31)	(2.93)	(3.24)	18.18	13.31%	69,632	0.93%	1.22%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	14%	41%	33%	35%	131%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 16.59	$ 0.09	$ 2.79	$ 2.88	$ (0.18)	$ (1.04)	$ (1.22)	$ 18.25	17.96%[b]	$ 51,163	1.03%[a]	1.07%[a]
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
9/30/19	17.84	0.21	1.31	1.52	(0.22)	(1.43)	(1.65)	17.71	10.46%	55,316	1.04%	1.29%
9/30/18	21.94	0.21	2.68	2.89	(0.44)	(6.55)	(6.99)	17.84	15.92%	75,215	1.04%	1.19%
9/30/17	17.99	0.33	4.19	4.52	(0.21)	(0.36)	(0.57)	21.94	25.50%	82,359	1.04%	1.66%
9/30/16	18.94	0.20	2.07	2.27	(0.29)	(2.93)	(3.22)	17.99	13.19%	89,646	1.03%	1.12%
Class A
3/31/21[r]	$ 15.64	$ 0.07	$ 2.63	$ 2.70	$ (0.15)	$ (1.04)	$ (1.19)	$ 17.15	17.86%[b]	$ 61,501	1.28%[a]	0.82%[a]
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
9/30/19	16.98	0.16	1.24	1.40	(0.17)	(1.43)	(1.60)	16.78	10.19%	63,914	1.29%	1.04%
9/30/18	21.17	0.16	2.56	2.72	(0.36)	(6.55)	(6.91)	16.98	15.62%	78,457	1.29%	0.92%
9/30/17	17.37	0.28	4.02	4.30	(0.14)	(0.36)	(0.50)	21.17	25.13%	107,667	1.29%	1.42%
9/30/16	18.38	0.15	2.01	2.16	(0.24)	(2.93)	(3.17)	17.37	12.93%	146,239	1.28%	0.87%
Class R4
3/31/21[r]	$ 15.34	$ 0.07	$ 2.58	$ 2.65	$ (0.17)	$ (1.04)	$ (1.21)	$ 16.78	17.91%[b]	$ 8,511	1.18%[a]	0.89%[a]
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
9/30/19	16.74	0.17	1.21	1.38	(0.21)	(1.43)	(1.64)	16.48	10.30%	6,921	1.19%	1.13%
9/30/18	21.00	0.17	2.54	2.71	(0.42)	(6.55)	(6.97)	16.74	15.70%	9,409	1.19%	1.04%
9/30/17	17.28	0.31	3.99	4.30	(0.22)	(0.36)	(0.58)	21.00	25.27%	8,146	1.19%	1.58%
9/30/16	18.35	0.16	2.02	2.18	(0.32)	(2.93)	(3.25)	17.28	13.11%	6,065	1.18%	0.98%
Class R3
3/31/21[r]	$ 14.22	$ 0.05	$ 2.39	$ 2.44	$ (0.14)	$ (1.04)	$ (1.18)	$ 15.48	17.79%[b]	$ 3,633	1.43%[a]	0.66%[a]
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
9/30/19	15.77	0.13	1.12	1.25	(0.17)	(1.43)	(1.60)	15.42	10.01%	3,297	1.44%	0.92%
9/30/18	20.10	0.12	2.41	2.53	(0.31)	(6.55)	(6.86)	15.77	15.43%	2,679	1.44%	0.78%
9/30/17	16.55	0.24	3.83	4.07	(0.16)	(0.36)	(0.52)	20.10	25.00%	3,087	1.44%	1.28%
9/30/16	17.72	0.12	1.93	2.05	(0.29)	(2.93)	(3.22)	16.55	12.76%	3,539	1.43%	0.74%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 8.33	$ (0.02)	$ 1.41	$ 1.39	$ —	$ (4.07)	$ (4.07)	$ 5.65	18.02%[b]	$ 9,612	1.00%[a]	N/A	(0.55%)[a]
9/30/20	8.03	(0.00)[d]	1.67	1.67	(0.02)	(1.35)	(1.37)	8.33	23.25%	12,278	0.89%	N/A	(0.01%)
9/30/19	9.81	0.02	(0.00)d,aa	0.02	(0.05)	(1.75)	(1.80)	8.03	4.27%	67,992	0.82%	0.78%	0.31%
9/30/18	8.44	0.05	1.95	2.00	(0.07)	(0.56)	(0.63)	9.81	24.98%	64,876	0.78%	0.70%	0.56%
9/30/17	8.01	0.08	1.37	1.45	(0.08)	(0.94)	(1.02)	8.44	20.59%	75,206	0.84%	0.70%	1.09%
9/30/16	8.02	0.07	0.86	0.93	(0.08)	(0.86)	(0.94)	8.01	12.02%	56,680	0.82%	0.70%	0.86%
Class R5
3/31/21[r]	$ 8.37	$ (0.02)	$ 1.41	$ 1.39	$ —	$ (4.07)	$ (4.07)	$ 5.69	17.92%[b]	$ 11,834	1.10%[a]	N/A	(0.65%)[a]
9/30/20	8.05	(0.01)	1.69	1.68	(0.01)	(1.35)	(1.36)	8.37	23.34%	12,351	0.99%	N/A	(0.17%)
9/30/19	9.83	0.02	(0.01)aa	0.01	(0.04)	(1.75)	(1.79)	8.05	4.13%	31,014	0.92%	0.88%	0.21%
9/30/18	8.46	0.04	1.95	1.99	(0.06)	(0.56)	(0.62)	9.83	24.80%	32,604	0.88%	0.80%	0.45%
9/30/17	8.02	0.08	1.38	1.46	(0.08)	(0.94)	(1.02)	8.46	20.56%	26,201	0.94%	0.80%	0.99%
9/30/16	8.03	0.06	0.86	0.92	(0.07)	(0.86)	(0.93)	8.02	11.88%	23,154	0.92%	0.80%	0.76%
Service Class
3/31/21[r]	$ 8.11	$ (0.02)	$ 1.35	$ 1.33	$ —	$ (4.07)	$ (4.07)	$ 5.37	17.74%[b]	$ 6,345	1.20%[a]	N/A	(0.76%)[a]
9/30/20	7.83	(0.02)	1.66	1.64	(0.01)	(1.35)	(1.36)	8.11	23.35%	6,285	1.09%	N/A	(0.30%)
9/30/19	9.62	0.01	(0.02)aa	(0.01)	(0.03)	(1.75)	(1.78)	7.83	3.97%	9,805	1.02%	0.98%	0.11%
9/30/18	8.29	0.03	1.92	1.95	(0.06)	(0.56)	(0.62)	9.62	24.72%	9,630	0.98%	0.90%	0.35%
9/30/17	7.88	0.07	1.35	1.42	(0.07)	(0.94)	(1.01)	8.29	20.41%	8,668	1.04%	0.90%	0.88%
9/30/16	7.91	0.05	0.84	0.89	(0.06)	(0.86)	(0.92)	7.88	11.69%	6,561	1.02%	0.90%	0.67%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	39%	164%	123%	47%	52%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 7.80	$ (0.03)	$ 1.32	$ 1.29	$ —	$ (4.07)	$ (4.07)	$ 5.02	17.78%[b]	$ 11,697	1.30%[a]	N/A	(0.86%)[a]
9/30/20	7.59	(0.03)	1.59	1.56	—	(1.35)	(1.35)	7.80	23.08%	13,485	1.19%	N/A	(0.41%)
9/30/19	9.38	0.00[d]	(0.02)aa	(0.02)	(0.02)	(1.75)	(1.77)	7.59	3.97%	14,315	1.12%	1.09%	0.01%
9/30/18	8.10	0.02	1.87	1.89	(0.05)	(0.56)	(0.61)	9.38	24.56%	12,307	1.08%	1.00%	0.25%
9/30/17	7.72	0.06	1.32	1.38	(0.06)	(0.94)	(1.00)	8.10	20.31%	10,889	1.14%	1.00%	0.77%
9/30/16	7.77	0.04	0.83	0.87	(0.06)	(0.86)	(0.92)	7.72	11.54%	10,205	1.12%	1.00%	0.56%
Class A
3/31/21[r]	$ 7.25	$ (0.03)	$ 1.20	$ 1.17	$ —	$ (4.07)	$ (4.07)	$ 4.35	17.60%[b]	$ 13,223	1.55%[a]	N/A	(1.11%)[a]
9/30/20	7.15	(0.04)	1.49	1.45	—	(1.35)	(1.35)	7.25	22.92%	15,843	1.44%	N/A	(0.67%)
9/30/19	8.95	(0.02)	(0.03)aa	(0.05)	—	(1.75)	(1.75)	7.15	3.67%	14,997	1.37%	1.33%	(0.23%)
9/30/18	7.75	0.00[d]	1.79	1.79	(0.03)	(0.56)	(0.59)	8.95	24.31%	18,868	1.33%	1.25%	0.00%[e]
9/30/17	7.43	0.04	1.26	1.30	(0.04)	(0.94)	(0.98)	7.75	19.91%	15,687	1.39%	1.25%	0.53%
9/30/16	7.50	0.02	0.80	0.82	(0.03)	(0.86)	(0.89)	7.43	11.30%	16,594	1.37%	1.25%	0.31%
Class R4
3/31/21[r]	$ 7.14	$ (0.03)	$ 1.19	$ 1.16	$ —	$ (4.07)	$ (4.07)	$ 4.23	17.77%[b]	$ 1,583	1.45%[a]	N/A	(1.01%)[a]
9/30/20	7.06	(0.04)	1.47	1.43	—	(1.35)	(1.35)	7.14	22.94%	1,662	1.34%	N/A	(0.59%)
9/30/19	8.86	(0.01)	(0.03)aa	(0.04)	(0.01)	(1.75)	(1.76)	7.06	3.87%	1,217	1.27%	1.22%	(0.08%)
9/30/18	7.68	0.01	1.77	1.78	(0.04)	(0.56)	(0.60)	8.86	24.48%	2,757	1.23%	1.15%	0.10%
9/30/17	7.39	0.05	1.25	1.30	(0.07)	(0.94)	(1.01)	7.68	20.10%	2,908	1.29%	1.15%	0.63%
9/30/16	7.49	0.03	0.79	0.82	(0.06)	(0.86)	(0.92)	7.39	11.33%	720	1.27%	1.15%	0.42%
Class R3
3/31/21[r]	$ 6.45	$ (0.03)	$ 1.05	$ 1.02	$ —	$ (4.07)	$ (4.07)	$ 3.40	17.34%[b]	$ 3,083	1.70%[a]	N/A	(1.26%)[a]
9/30/20	6.51	(0.05)	1.34	1.29	—	(1.35)	(1.35)	6.45	22.70%	2,803	1.59%	N/A	(0.82%)
9/30/19	8.34	(0.03)	(0.05)aa	(0.08)	—	(1.75)	(1.75)	6.51	3.54%	2,794	1.52%	1.48%	(0.40%)
9/30/18	7.27	(0.01)	1.67	1.66	(0.03)	(0.56)	(0.59)	8.34	24.08%	3,307	1.48%	1.40%	(0.15%)
9/30/17	7.04	0.03	1.19	1.22	(0.05)	(0.94)	(0.99)	7.27	19.93%	2,301	1.54%	1.40%	0.39%
9/30/16	7.19	0.01	0.76	0.77	(0.06)	(0.86)	(0.92)	7.04	11.15%	1,343	1.52%	1.40%	0.20%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 28.98	$ (0.01)	$ 2.90	$ 2.89	$ —	$ (1.38)	$ (1.38)	$ 30.49	10.15%[b]	$ 2,803,287	0.63%[a]	(0.06%)[a]
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
9/30/19	23.37	0.07	0.59	0.66	(0.11)	(1.19)	(1.30)	22.73	3.82%	1,947,695	0.64%	0.34%
9/30/18	19.78	0.06	4.45	4.51	(0.11)	(0.81)	(0.92)	23.37	23.49%	1,799,107	0.64%	0.30%
9/30/17	16.66	0.07	3.81	3.88	(0.10)	(0.66)	(0.76)	19.78	24.41%	1,081,072	0.65%	0.38%
9/30/16	17.24	0.05	2.33	2.38	(0.10)	(2.86)	(2.96)	16.66	14.57%	511,543	0.66%	0.34%
Class R5
3/31/21[r]	$ 28.93	$ (0.02)	$ 2.88	$ 2.86	$ —	$ (1.38)	$ (1.38)	$ 30.41	10.06%[b]	$ 645,464	0.73%[a]	(0.15%)[a]
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
9/30/19	23.32	0.05	0.59	0.64	(0.08)	(1.19)	(1.27)	22.69	3.75%	456,222	0.74%	0.24%
9/30/18	19.75	0.04	4.43	4.47	(0.09)	(0.81)	(0.90)	23.32	23.31%	503,294	0.74%	0.19%
9/30/17	16.63	0.05	3.81	3.86	(0.08)	(0.66)	(0.74)	19.75	24.33%	443,867	0.75%	0.28%
9/30/16	17.22	0.04	2.31	2.35	(0.08)	(2.86)	(2.94)	16.63	14.38%	367,547	0.76%	0.23%
Service Class
3/31/21[r]	$ 28.64	$ (0.04)	$ 2.86	$ 2.82	$ —	$ (1.38)	$ (1.38)	$ 30.08	10.02%[b]	$ 199,338	0.83%[a]	(0.26%)[a]
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)
9/30/19	23.10	0.03	0.58	0.61	(0.05)	(1.19)	(1.24)	22.47	3.61%	114,021	0.84%	0.14%
9/30/18	19.57	0.02	4.39	4.41	(0.07)	(0.81)	(0.88)	23.10	23.21%	122,916	0.84%	0.09%
9/30/17	16.49	0.03	3.77	3.80	(0.06)	(0.66)	(0.72)	19.57	24.14%	133,658	0.85%	0.18%
9/30/16	17.09	0.02	2.31	2.33	(0.07)	(2.86)	(2.93)	16.49	14.37%	212,993	0.86%	0.14%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	10%	28%	25%	17%	27%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 28.18	$ (0.05)	$ 2.80	$ 2.75	$ —	$ (1.38)	$ (1.38)	$ 29.55	9.93%[b]	$ 356,518	0.93%[a]	(0.36%)[a]
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
9/30/19	22.78	0.01	0.57	0.58	(0.04)	(1.19)	(1.23)	22.13	3.51%	312,815	0.94%	0.04%
9/30/18	19.31	(0.00)[d]	4.33	4.33	(0.05)	(0.81)	(0.86)	22.78	23.08%	315,952	0.94%	(0.01%)
9/30/17	16.28	0.01	3.73	3.74	(0.05)	(0.66)	(0.71)	19.31	24.05%	257,730	0.95%	0.08%
9/30/16	16.90	0.01	2.27	2.28	(0.04)	(2.86)	(2.90)	16.28	14.23%	232,088	0.96%	0.04%
Class A
3/31/21[r]	$ 26.79	$ (0.08)	$ 2.67	$ 2.59	$ —	$ (1.38)	$ (1.38)	$ 28.00	9.85%[b]	$ 209,236	1.18%[a]	(0.61%)[a]
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
9/30/19	21.82	(0.04)	0.54	0.50	—	(1.19)	(1.19)	21.13	3.27%	181,457	1.19%	(0.21%)
9/30/18	18.53	(0.05)	4.15	4.10	—	(0.81)	(0.81)	21.82	22.76%	198,284	1.19%	(0.26%)
9/30/17	15.65	(0.03)	3.58	3.55	(0.01)	(0.66)	(0.67)	18.53	23.73%	162,073	1.20%	(0.16%)
9/30/16	16.35	(0.03)	2.20	2.17	(0.01)	(2.86)	(2.87)	15.65	13.93%	161,079	1.21%	(0.22%)
Class R4
3/31/21[r]	$ 26.76	$ (0.07)	$ 2.67	$ 2.60	$ —	$ (1.38)	$ (1.38)	$ 27.98	9.90%[b]	$ 129,844	1.08%[a]	(0.51%)[a]
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
9/30/19	21.78	(0.02)	0.54	0.52	(0.02)	(1.19)	(1.21)	21.09	3.38%	106,445	1.09%	(0.11%)
9/30/18	18.51	(0.03)	4.15	4.12	(0.04)	(0.81)	(0.85)	21.78	22.92%	107,811	1.09%	(0.16%)
9/30/17	15.66	(0.01)	3.57	3.56	(0.05)	(0.66)	(0.71)	18.51	23.81%	67,035	1.10%	(0.07%)
9/30/16	16.38	(0.02)	2.21	2.19	(0.05)	(2.86)	(2.91)	15.66	14.08%	44,451	1.11%	(0.11%)
Class R3
3/31/21[r]	$ 24.76	$ (0.10)	$ 2.46	$ 2.36	$ —	$ (1.38)	$ (1.38)	$ 25.74	9.72%[b]	$ 56,954	1.33%[a]	(0.76%)[a]
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
9/30/19	20.41	(0.07)	0.49	0.42	—	(1.19)	(1.19)	19.64	3.10%	61,141	1.34%	(0.36%)
9/30/18	17.41	(0.08)	3.90	3.82	(0.01)	(0.81)	(0.82)	20.41	22.57%	60,560	1.34%	(0.41%)
9/30/17	14.78	(0.05)	3.37	3.32	(0.03)	(0.66)	(0.69)	17.41	23.59%	40,705	1.35%	(0.32%)
9/30/16	15.65	(0.05)	2.09	2.04	(0.05)	(2.86)	(2.91)	14.78	13.77%	22,853	1.36%	(0.36%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.57	$ (0.03)	$ 1.51	$ 1.48	$ —	$ (2.02)	$ (2.02)	$ 10.03	14.12%[b]	$ 288,932	0.76%[a]	0.74%[a]	(0.53%)[a]
9/30/20	10.21	(0.02)	3.53	3.51	(0.06)	(3.09)	(3.15)	10.57	45.81%	248,333	0.77%	0.76%	(0.23%)
9/30/19	13.19	(0.03)	(0.29)aa	(0.32)	—	(2.66)	(2.66)	10.21	1.63%	168,427	0.76%	N/A	(0.24%)
9/30/18	11.97	(0.04)	2.81	2.77	—	(1.55)	(1.55)	13.19	25.79%	390,266	0.74%	N/A	(0.30%)
9/30/17	10.82	(0.02)	1.95	1.93	—	(0.78)	(0.78)	11.97	19.63%	378,731	0.74%	N/A	(0.18%)
9/30/16	10.98	(0.01)	1.07	1.06	—	(1.22)	(1.22)	10.82	9.61%	352,915	0.74%	N/A	(0.10%)
Class R5
3/31/21[r]	$ 10.33	$ (0.03)	$ 1.48	$ 1.45	$ —	$ (2.02)	$ (2.02)	$ 9.76	14.14%[b]	$ 97,116	0.86%[a]	0.84%[a]	(0.63%)[a]
9/30/20	10.05	(0.03)	3.45	3.42	(0.05)	(3.09)	(3.14)	10.33	45.51%	112,882	0.87%	0.86%	(0.31%)
9/30/19	13.04	(0.04)	(0.29)aa	(0.33)	—	(2.66)	(2.66)	10.05	1.56%	127,577	0.86%	N/A	(0.36%)
9/30/18	11.87	(0.05)	2.77	2.72	—	(1.55)	(1.55)	13.04	25.58%	153,460	0.84%	N/A	(0.40%)
9/30/17	10.74	(0.03)	1.94	1.91	—	(0.78)	(0.78)	11.87	19.59%	185,795	0.84%	N/A	(0.28%)
9/30/16	10.92	(0.01)	1.05	1.04	—	(1.22)	(1.22)	10.74	9.47%	192,509	0.84%	N/A	(0.14%)
Service Class
3/31/21[r]	$ 9.77	$ (0.04)	$ 1.40	$ 1.36	$ —	$ (2.02)	$ (2.02)	$ 9.11	14.01%[b]	$ 33,688	0.96%[a]	0.94%[a]	(0.73%)[a]
9/30/20	9.66	(0.03)	3.27	3.24	(0.04)	(3.09)	(3.13)	9.77	45.46%	31,955	0.97%	0.96%	(0.37%)
9/30/19	12.67	(0.05)	(0.30)aa	(0.35)	—	(2.66)	(2.66)	9.66	1.40%	73,129	0.96%	N/A	(0.47%)
9/30/18	11.58	(0.06)	2.70	2.64	—	(1.55)	(1.55)	12.67	25.52%	68,041	0.94%	N/A	(0.50%)
9/30/17	10.50	(0.04)	1.90	1.86	—	(0.78)	(0.78)	11.58	19.55%	74,058	0.94%	N/A	(0.38%)
9/30/16	10.72	(0.03)	1.03	1.00	—	(1.22)	(1.22)	10.50	9.26%	149,667	0.94%	N/A	(0.31%)

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	19%	47%	33%	28%	19%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	9.06	$ (0.04)	$ 1.29	$ 1.25	$ —	$ (2.02)	$ (2.02)	$ 8.29	13.88%[b]	$ 50,614	1.06%[a]	1.04%[a]	(0.82%)[a]
9/30/20	9.17	(0.04)	3.05	3.01	(0.03)	(3.09)	(3.12)	9.06	45.29%	57,076	1.07%	1.06%	(0.52%)
9/30/19	12.19	(0.05)	(0.31)aa	(0.36)	—	(2.66)	(2.66)	9.17	1.38%	48,666	1.06%	N/A	(0.56%)
9/30/18	11.21	(0.07)	2.60	2.53	—	(1.55)	(1.55)	12.19	25.36%	56,625	1.04%	N/A	(0.60%)
9/30/17	10.21	(0.05)	1.83	1.78	—	(0.78)	(0.78)	11.21	19.31%	89,663	1.04%	N/A	(0.48%)
9/30/16	10.46	(0.04)	1.01	0.97	—	(1.22)	(1.22)	10.21	9.21%	90,616	1.04%	N/A	(0.43%)
Class A
3/31/21[r]	$ 7.72	$ (0.04)	$ 1.10	$ 1.06	$ —	$ (2.02)	$ (2.02)	$ 6.76	13.84%[b]	$ 40,299	1.31%[a]	1.29%[a]	(1.08%)[a]
9/30/20	8.24	(0.05)	2.63	2.58	(0.01)	(3.09)	(3.10)	7.72	44.93%	41,810	1.32%	1.31%	(0.77%)
9/30/19	11.30	(0.07)	(0.33)aa	(0.40)	—	(2.66)	(2.66)	8.24	1.06%	36,629	1.31%	N/A	(0.81%)
9/30/18	10.52	(0.09)	2.42	2.33	—	(1.55)	(1.55)	11.30	25.08%	49,746	1.29%	N/A	(0.85%)
9/30/17	9.65	(0.07)	1.72	1.65	—	(0.78)	(0.78)	10.52	19.07%	76,756	1.29%	N/A	(0.73%)
9/30/16	9.97	(0.07)	0.97	0.90	—	(1.22)	(1.22)	9.65	8.93%	103,902	1.29%	N/A	(0.72%)
Class R4
3/31/21[r]	$ 7.84	$ (0.04)	$ 1.12	$ 1.08	$ —	$ (2.02)	$ (2.02)	$ 6.90	13.88%[b]	$ 2,904	1.21%[a]	1.19%[a]	(0.98%)[a]
9/30/20	8.32	(0.04)	2.66	2.62	(0.01)	(3.09)	(3.10)	7.84	45.05%	2,777	1.22%	1.21%	(0.60%)
9/30/19	11.37	(0.06)	(0.33)aa	(0.39)	—	(2.66)	(2.66)	8.32	1.17%	9,775	1.21%	N/A	(0.71%)
9/30/18	10.57	(0.08)	2.43	2.35	—	(1.55)	(1.55)	11.37	25.17%	16,920	1.19%	N/A	(0.75%)
9/30/17	9.68	(0.06)	1.73	1.67	—	(0.78)	(0.78)	10.57	19.22%	9,200	1.19%	N/A	(0.63%)
9/30/16	9.99	(0.05)	0.96	0.91	—	(1.22)	(1.22)	9.68	9.02%	6,861	1.19%	N/A	(0.58%)
Class R3
3/31/21[r]	$ 6.40	$ (0.04)	$ 0.90	$ 0.86	$ —	$ (2.02)	$ (2.02)	$ 5.24	13.54%[b]	$ 1,814	1.46%[a]	1.44%[a]	(1.22%)[a]
9/30/20	7.33	(0.05)	2.21	2.16	(0.00)[d]	(3.09)	(3.09)	6.40	44.85%	984	1.47%	1.46%	(0.92%)
9/30/19	10.41	(0.07)	(0.35)aa	(0.42)	—	(2.66)	(2.66)	7.33	0.95%	925	1.46%	N/A	(0.97%)
9/30/18	9.82	(0.10)	2.24	2.14	—	(1.55)	(1.55)	10.41	24.93%	976	1.44%	N/A	(1.00%)
9/30/17	9.08	(0.08)	1.60	1.52	—	(0.78)	(0.78)	9.82	18.82%	1,035	1.44%	N/A	(0.88%)
9/30/16	9.46	(0.07)	0.91	0.84	—	(1.22)	(1.22)	9.08	8.77%	859	1.44%	N/A	(0.81%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.24	$ 0.09	$ 3.35	$ 3.44	$ (0.18)	$ —	$ (0.18)	$ 14.50	30.95%[b]	$ 118,803	0.94%[a]	0.80%[a]	1.41%[a]
9/30/20	12.42	0.20	(1.15)	(0.95)	(0.23)	—	(0.23)	11.24	(7.88%)	97,457	1.00%	0.80%	1.75%
9/30/19	14.05	0.21	(0.11)aa	0.10	(0.16)	(1.57)	(1.73)	12.42	2.92%	93,413	1.00%	0.80%	1.73%
9/30/18	15.20	0.18	0.99	1.17	(0.21)	(2.11)	(2.32)	14.05	8.30%	91,004	0.98%	0.80%	1.28%
9/30/17	13.59	0.21	1.87	2.08	(0.21)	(0.26)	(0.47)	15.20	15.51%	81,793	0.92%	0.80%	1.46%
9/30/16	13.71	0.15	1.93	2.08	(0.20)	(2.00)	(2.20)	13.59	17.08%	106,786	0.94%	0.80%	1.19%
Class R5
3/31/21[r]	$ 11.36	$ 0.08	$ 3.42	$ 3.50	$ (0.16)	$ —	$ (0.16)	$ 14.70	30.87%[b]	$ 866	1.04%[a]	0.90%[a]	1.29%[a]
9/30/20	12.55	0.20	(1.17)	(0.97)	(0.22)	—	(0.22)	11.36	(7.96%)	843	1.10%	0.90%	1.67%
9/30/19	14.15	0.20	(0.10)aa	0.10	(0.13)	(1.57)	(1.70)	12.55	2.78%	1,332	1.10%	0.90%	1.68%
9/30/18	15.28	0.16	1.02	1.18	(0.20)	(2.11)	(2.31)	14.15	8.26%	949	1.08%	0.90%	1.10%
9/30/17	13.67	0.20	1.87	2.07	(0.20)	(0.26)	(0.46)	15.28	15.32%	7,290	1.02%	0.90%	1.34%
9/30/16	13.75	0.15	1.93	2.08	(0.16)	(2.00)	(2.16)	13.67	17.03%	7,072	1.04%	0.90%	1.12%
Service Class
3/31/21[r]	$ 11.28	$ 0.08	$ 3.35	$ 3.43	$ (0.16)	$ —	$ (0.16)	$ 14.55	30.79%[b]	$ 552	1.14%[a]	1.00%[a]	1.27%[a]
9/30/20	12.46	0.18	(1.16)	(0.98)	(0.20)	—	(0.20)	11.28	(8.05%)	203	1.20%	1.00%	1.55%
9/30/19	14.09	0.18	(0.10)aa	0.08	(0.14)	(1.57)	(1.71)	12.46	2.73%	215	1.20%	1.00%	1.53%
9/30/18	15.24	0.17	0.97	1.14	(0.18)	(2.11)	(2.29)	14.09	8.03%	255	1.18%	1.00%	1.14%
9/30/17	13.62	0.19	1.87	2.06	(0.18)	(0.26)	(0.44)	15.24	15.29%	1,998	1.12%	1.00%	1.29%
9/30/16	13.72	0.12	1.94	2.06	(0.16)	(2.00)	(2.16)	13.62	16.87%	2,158	1.14%	1.00%	0.95%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	98%	74%	54%	98%	88%	96%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.50	$ 0.07	$ 3.44	$ 3.51	$ (0.15)	$ —	$ (0.15)	$ 14.86	30.75%[b]	$ 1,060	1.24%[a]	1.10%[a]	1.11%[a]
9/30/20	12.71	0.17	(1.19)	(1.02)	(0.19)	—	(0.19)	11.50	(8.19%)	873	1.30%	1.10%	1.46%
9/30/19	14.32	0.18	(0.10)aa	0.08	(0.12)	(1.57)	(1.69)	12.71	2.62%	889	1.30%	1.10%	1.44%
9/30/18	15.43	0.14	1.03	1.17	(0.17)	(2.11)	(2.28)	14.32	8.08%	888	1.28%	1.10%	0.97%
9/30/17	13.81	0.17	1.90	2.07	(0.19)	(0.26)	(0.45)	15.43	15.15%	811	1.22%	1.10%	1.14%
9/30/16	13.81	0.13	1.94	2.07	(0.07)	(2.00)	(2.07)	13.81	16.74%	656	1.24%	1.10%	0.97%
Class A
3/31/21[r]	$ 11.27	$ 0.06	$ 3.34	$ 3.40	$ (0.12)	$ —	$ (0.12)	$ 14.55	30.59%[b]	$ 4,547	1.49%[a]	1.35%[a]	0.89%[a]
9/30/20	12.47	0.14	(1.17)	(1.03)	(0.17)	—	(0.17)	11.27	(8.41%)	3,071	1.55%	1.35%	1.23%
9/30/19	14.07	0.14	(0.09)aa	0.05	(0.08)	(1.57)	(1.65)	12.47	2.41%	2,788	1.55%	1.35%	1.18%
9/30/18	15.21	0.10	1.00	1.10	(0.13)	(2.11)	(2.24)	14.07	7.73%	2,464	1.53%	1.35%	0.73%
9/30/17	13.61	0.13	1.87	2.00	(0.14)	(0.26)	(0.40)	15.21	14.83%	2,178	1.47%	1.35%	0.90%
9/30/16	13.67	0.08	1.93	2.01	(0.07)	(2.00)	(2.07)	13.61	16.46%	1,755	1.49%	1.35%	0.62%
Class R4
3/31/21[r]	$ 11.14	$ 0.06	$ 3.32	$ 3.38	$ (0.13)	$ —	$ (0.13)	$ 14.39	30.56%[b]	$ 1,127	1.39%[a]	1.25%[a]	0.96%[a]
9/30/20	12.31	0.15	(1.14)	(0.99)	(0.18)	—	(0.18)	11.14	(8.27%)	934	1.45%	1.25%	1.29%
9/30/19	13.97	0.16	(0.11)aa	0.05	(0.14)	(1.57)	(1.71)	12.31	2.48%	1,050	1.45%	1.25%	1.36%
9/30/18	15.11	0.13	0.99	1.12	(0.15)	(2.11)	(2.26)	13.97	7.89%	307	1.43%	1.25%	0.90%
9/30/17	13.54	0.14	1.85	1.99	(0.16)	(0.26)	(0.42)	15.11	14.90%	130	1.37%	1.25%	0.98%
9/30/16	13.65	0.10	1.92	2.02	(0.13)	(2.00)	(2.13)	13.54	16.62%	94	1.39%	1.25%	0.75%
Class R3
3/31/21[r]	$ 11.10	$ 0.04	$ 3.31	$ 3.35	$ (0.09)	$ —	$ (0.09)	$ 14.36	30.40%[b]	$ 305	1.64%[a]	1.50%[a]	0.66%[a]
9/30/20	12.28	0.12	(1.15)	(1.03)	(0.15)	—	(0.15)	11.10	(8.53%)	381	1.70%	1.50%	1.05%
9/30/19	13.90	0.13	(0.11)aa	0.02	(0.07)	(1.57)	(1.64)	12.28	2.19%	503	1.70%	1.50%	1.06%
9/30/18	15.06	0.08	1.00	1.08	(0.13)	(2.11)	(2.24)	13.90	7.66%	383	1.68%	1.50%	0.57%
9/30/17	13.48	0.12	1.84	1.96	(0.12)	(0.26)	(0.38)	15.06	14.70%	333	1.62%	1.50%	0.80%
9/30/16	13.60	0.07	1.90	1.97	(0.09)	(2.00)	(2.09)	13.48	16.25%	102	1.64%	1.50%	0.52%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 8.72	$ 0.01	$ 4.81	$ 4.82	$ —	$ (0.35)	$ (0.35)	$ 13.19	55.93%[b]	$ 63,813	0.99%[a]	N/A	0.16%[a]
9/30/20	11.17	0.02	(1.39)	(1.37)	(0.03)	(1.05)	(1.08)	8.72	(14.27%)	51,492	1.05%	N/A	0.22%
9/30/19	18.11	0.05	(2.20)	(2.15)	(0.06)	(4.73)	(4.79)	11.17	(8.20%)	47,894	0.97%	0.93%	0.44%
9/30/18	18.07	0.06	2.07	2.13	(0.09)	(2.00)	(2.09)	18.11	12.92%	51,328	0.89%	0.80%	0.32%
9/30/17	16.19	0.09	2.76	2.85	(0.08)	(0.89)	(0.97)	18.07	17.90%	113,321	0.86%	0.80%	0.55%
9/30/16	14.62	0.08	2.08	2.16	(0.09)	(0.50)	(0.59)	16.19	15.20%	122,745	0.87%	0.80%	0.55%
Class R5
3/31/21[r]	$ 8.74	$ 0.01	$ 4.82	$ 4.83	$ —	$ (0.35)	$ (0.35)	$ 13.22	55.91%[b]	$ 18,867	1.09%[a]	N/A	0.09%[a]
9/30/20	11.19	0.01	(1.40)	(1.39)	(0.01)	(1.05)	(1.06)	8.74	(14.38%)	10,194	1.15%	N/A	0.11%
9/30/19	18.12	0.04	(2.20)	(2.16)	(0.04)	(4.73)	(4.77)	11.19	(8.26%)	16,680	1.07%	1.01%	0.31%
9/30/18	18.08	0.04	2.08	2.12	(0.08)	(2.00)	(2.08)	18.12	12.80%	42,389	0.99%	0.90%	0.24%
9/30/17	16.20	0.08	2.75	2.83	(0.06)	(0.89)	(0.95)	18.08	17.76%	43,715	0.96%	0.90%	0.44%
9/30/16	14.62	0.06	2.09	2.15	(0.07)	(0.50)	(0.57)	16.20	15.15%	49,774	0.97%	0.90%	0.43%
Service Class
3/31/21[r]	$ 8.79	$ (0.00)[d]	$ 4.84	$ 4.84	$ —	$ (0.35)	$ (0.35)	$ 13.28	55.71%[b]	$ 3,168	1.19%[a]	N/A	(0.04%)[a]
9/30/20	11.24	0.00[d]	(1.40)	(1.40)	(0.00)[d]	(1.05)	(1.05)	8.79	(14.38%)	2,572	1.25%	N/A	0.02%
9/30/19	18.15	0.03	(2.20)	(2.17)	(0.01)	(4.73)	(4.74)	11.24	(8.39%)	4,730	1.17%	1.12%	0.23%
9/30/18	18.11	0.02	2.08	2.10	(0.06)	(2.00)	(2.06)	18.15	12.66%	5,773	1.09%	1.00%	0.14%
9/30/17	16.22	0.06	2.77	2.83	(0.05)	(0.89)	(0.94)	18.11	17.71%	8,940	1.06%	1.00%	0.34%
9/30/16	14.66	0.06	2.07	2.13	(0.07)	(0.50)	(0.57)	16.22	14.97%	7,326	1.07%	1.00%	0.37%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	11%	77%	30%	24%	21%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 8.70	$ (0.01)	$ 4.81	$ 4.80	$ —	$ (0.35)	$ (0.35)	$ 13.15	55.82%[b]	$ 2,413	1.29%[a]	N/A	(0.16%)[a]
9/30/20	11.16	(0.01)	(1.40)	(1.41)	—	(1.05)	(1.05)	8.70	(14.58%)	3,126	1.35%	N/A	(0.08%)
9/30/19	18.07	0.02	(2.19)	(2.17)	(0.01)	(4.73)	(4.74)	11.16	(8.45%)	3,240	1.27%	1.22%	0.13%
9/30/18	18.00	(0.00)[d]	2.07	2.07	(0.00)[d]	(2.00)	(2.00)	18.07	12.57%	5,162	1.19%	1.10%	(0.01%)
9/30/17	16.15	0.04	2.75	2.79	(0.05)	(0.89)	(0.94)	18.00	17.57%	8,977	1.16%	1.10%	0.26%
9/30/16	14.57	0.03	2.08	2.11	(0.03)	(0.50)	(0.53)	16.15	14.89%	4,908	1.17%	1.10%	0.22%
Class A
3/31/21[r]	$ 8.56	$ (0.02)	$ 4.72	$ 4.70	$ —	$ (0.35)	$ (0.35)	$ 12.91	55.57%[b]	$ 6,804	1.54%[a]	N/A	(0.38%)[a]
9/30/20	11.01	(0.03)	(1.37)	(1.40)	—	(1.05)	(1.05)	8.56	(14.70%)	4,715	1.60%	N/A	(0.34%)
9/30/19	17.93	(0.01)	(2.18)	(2.19)	—	(4.73)	(4.73)	11.01	(8.68%)	7,990	1.52%	1.47%	(0.11%)
9/30/18	17.92	(0.03)	2.04	2.01	(0.00)[d]	(2.00)	(2.00)	17.93	12.26%	11,623	1.44%	1.35%	(0.20%)
9/30/17	16.08	0.00[d]	2.73	2.73	(0.00)[d]	(0.89)	(0.89)	17.92	17.25%	10,493	1.41%	1.35%	0.01%
9/30/16	14.52	0.00[d]	2.07	2.07	(0.01)	(0.50)	(0.51)	16.08	14.59%	8,850	1.42%	1.35%	0.00%[e]
Class R4
3/31/21[r]	$ 8.50	$ (0.02)	$ 4.69	$ 4.67	$ —	$ (0.35)	$ (0.35)	$ 12.82	55.60%[b]	$ 2,239	1.44%[a]	N/A	(0.28%)[a]
9/30/20	10.93	(0.02)	(1.36)	(1.38)	—	(1.05)	(1.05)	8.50	(14.62%)	2,332	1.50%	N/A	(0.24%)
9/30/19	17.83	(0.00)[d]	(2.17)	(2.17)	—	(4.73)	(4.73)	10.93	(8.59%)	4,301	1.42%	1.38%	(0.00%)[e]
9/30/18	17.85	(0.01)	2.03	2.02	(0.04)	(2.00)	(2.04)	17.83	12.37%	3,350	1.34%	1.25%	(0.08%)
9/30/17	16.01	0.01	2.73	2.74	(0.01)	(0.89)	(0.90)	17.85	17.42%	2,491	1.31%	1.25%	0.07%
9/30/16	14.51	0.02	2.05	2.07	(0.07)	(0.50)	(0.57)	16.01	14.66%	1,748	1.32%	1.25%	0.12%
Class R3
3/31/21[r]	$ 8.41	$ (0.03)	$ 4.64	$ 4.61	$ —	$ (0.35)	$ (0.35)	$ 12.67	55.48%[b]	$ 845	1.69%[a]	N/A	(0.54%)[a]
9/30/20	10.86	(0.04)	(1.36)	(1.40)	—	(1.05)	(1.05)	8.41	(14.92%)	748	1.75%	N/A	(0.47%)
9/30/19	17.79	(0.03)	(2.17)	(2.20)	—	(4.73)	(4.73)	10.86	(8.84%)	856	1.67%	1.61%	(0.27%)
9/30/18	17.81	(0.06)	2.04	1.98	—	(2.00)	(2.00)	17.79	12.14%	1,544	1.59%	1.50%	(0.34%)
9/30/17	16.00	(0.03)	2.73	2.70	—	(0.89)	(0.89)	17.81	17.14%	1,214	1.56%	1.50%	(0.18%)
9/30/16	14.48	(0.02)	2.05	2.03	(0.01)	(0.50)	(0.51)	16.00	14.37%	440	1.57%	1.50%	(0.12%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 7.36	$ 0.04	$ 5.01	$ 5.05	$ (0.07)	$ —	$ (0.07)	$ 12.34	68.88%[b]	$ 165,936	0.97%[a]	N/A	0.76%[a]
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
9/30/19	12.04	0.07	(1.28)	(1.21)	(0.04)	(1.57)	(1.61)	9.22	(8.59%)	95,423	0.98%	0.98%[k]	0.73%
9/30/18	13.45	0.06	0.93	0.99	(0.09)	(2.31)	(2.40)	12.04	8.45%	103,334	0.95%	0.93%	0.47%
9/30/17	11.30	0.09	2.27	2.36	(0.13)	(0.08)	(0.21)	13.45	20.96%	112,070	0.95%	0.93%	0.72%
9/30/16	13.03	0.10	1.26	1.36	(0.09)	(3.00)	(3.09)	11.30	13.23%	125,482	0.94%	0.92%	0.96%
Class R5
3/31/21[r]	$ 7.42	$ 0.03	$ 5.05	$ 5.08	$ (0.06)	$ —	$ (0.06)	$ 12.44	68.71%[b]	$ 62,293	1.07%[a]	N/A	0.69%[a]
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
9/30/19	12.10	0.06	(1.28)	(1.22)	(0.03)	(1.57)	(1.60)	9.28	(8.67%)	78,145	1.08%	1.08%[k]	0.64%
9/30/18	13.50	0.04	0.95	0.99	(0.08)	(2.31)	(2.39)	12.10	8.35%	74,247	1.05%	1.03%	0.37%
9/30/17	11.35	0.08	2.27	2.35	(0.12)	(0.08)	(0.20)	13.50	20.77%	84,951	1.05%	1.03%	0.63%
9/30/16	13.06	0.09	1.27	1.36	(0.07)	(3.00)	(3.07)	11.35	13.18%	106,993	1.04%	1.02%	0.85%
Service Class
3/31/21[r]	$ 7.37	$ 0.03	$ 5.00	$ 5.03	$ (0.05)	$ —	$ (0.05)	$ 12.35	68.50%[b]	$ 8,203	1.17%[a]	N/A	0.57%[a]
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%
9/30/19	12.03	0.05	(1.27)	(1.22)	(0.01)	(1.57)	(1.58)	9.23	(8.70%)	6,847	1.18%	1.18%[k]	0.52%
9/30/18	13.43	0.03	0.94	0.97	(0.06)	(2.31)	(2.37)	12.03	8.25%	8,664	1.15%	1.13%	0.27%
9/30/17	11.29	0.06	2.26	2.32	(0.10)	(0.08)	(0.18)	13.43	20.65%	12,810	1.15%	1.13%	0.50%
9/30/16	13.00	0.08	1.26	1.34	(0.05)	(3.00)	(3.05)	11.29	13.05%	15,783	1.14%	1.12%	0.77%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	40%	57%	146%	65%	57%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 7.19	$ 0.02	$ 4.90	$ 4.92	$ (0.05)	$ —	$ (0.05)	$ 12.06	68.62%[b]	$ 19,971	1.27%[a]	N/A	0.48%[a]
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
9/30/19	11.80	0.04	(1.26)	(1.22)	(0.00)[d]	(1.57)	(1.57)	9.01	(8.88%)	11,363	1.28%	1.28%[k]	0.42%
9/30/18	13.22	0.02	0.92	0.94	(0.05)	(2.31)	(2.36)	11.80	8.14%	14,411	1.25%	1.23%	0.17%
9/30/17	11.12	0.05	2.23	2.28	(0.10)	(0.08)	(0.18)	13.22	20.53%	14,943	1.25%	1.23%	0.41%
9/30/16	12.85	0.07	1.24	1.31	(0.04)	(3.00)	(3.04)	11.12	12.95%	16,447	1.24%	1.22%	0.66%
Class A
3/31/21[r]	$ 6.87	$ 0.01	$ 4.68	$ 4.69	$ (0.02)	$ —	$ (0.02)	$ 11.54	68.38%[b]	$ 16,355	1.52%[a]	N/A	0.22%[a]
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
9/30/19	11.40	0.01	(1.20)	(1.19)	—	(1.57)	(1.57)	8.64	(9.03%)	16,723	1.53%	1.53%[k]	0.17%
9/30/18	12.85	(0.01)	0.89	0.88	(0.02)	(2.31)	(2.33)	11.40	7.84%	21,061	1.50%	1.48%	(0.08%)
9/30/17	10.80	0.02	2.17	2.19	(0.06)	(0.08)	(0.14)	12.85	20.31%	23,325	1.50%	1.48%	0.15%
9/30/16	12.56	0.04	1.20	1.24	(0.00)[d]	(3.00)	(3.00)	10.80	12.59%	26,790	1.49%	1.47%	0.40%
Class R4
3/31/21[r]	$ 6.78	$ 0.01	$ 4.61	$ 4.62	$ (0.04)	$ —	$ (0.04)	$ 11.36	68.38%[b]	$ 1,866	1.42%[a]	N/A	0.30%[a]
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
9/30/19	11.26	0.02	(1.19)	(1.17)	(0.00)[d]	(1.57)	(1.57)	8.52	(8.96%)	541	1.43%	1.43%[k]	0.27%
9/30/18	12.73	0.00[d]	0.88	0.88	(0.04)	(2.31)	(2.35)	11.26	7.95%	663	1.40%	1.38%	0.02%
9/30/17	10.74	0.03	2.15	2.18	(0.11)	(0.08)	(0.19)	12.73	20.33%	525	1.40%	1.38%	0.28%
9/30/16	12.52	0.05	1.21	1.26	(0.04)	(3.00)	(3.04)	10.74	12.80%	184	1.39%	1.37%	0.51%
Class R3
3/31/21[r]	$ 6.23	$ 0.00[d]	$ 4.24	$ 4.24	$ —	$ —	$ —	$ 10.47	68.06%[b]	$ 324	1.67%[a]	N/A	0.07%[a]
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
9/30/19	10.57	0.00[d]	(1.14)	(1.14)	—	(1.57)	(1.57)	7.86	(9.30%)	422	1.68%	1.68%[k]	0.04%
9/30/18	12.09	(0.02)	0.83	0.81	(0.02)	(2.31)	(2.33)	10.57	7.76%	418	1.65%	1.63%	(0.19%)
9/30/17	10.19	(0.00)[d]	2.05	2.05	(0.07)	(0.08)	(0.15)	12.09	20.14%	180	1.65%	1.63%	(0.03%)
9/30/16	12.03	0.03	1.13	1.16	—	(3.00)	(3.00)	10.19	12.42%	84	1.64%	1.62%	0.28%

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.92	$ 0.10	$ 5.02	$ 5.12	$ (0.19)	$ (0.87)	$ (1.06)	$ 16.98	41.10%[b]	$ 120,840	0.18%[a]	N/A	1.33%[a]
9/30/20	13.76	0.18	(0.46)	(0.28)	(0.20)	(0.36)	(0.56)	12.92	(2.34%)	83,944	0.18%	N/A	1.38%
9/30/19	15.27	0.20	(0.75)	(0.55)	(0.22)	(0.74)	(0.96)	13.76	(2.62%)	81,697	0.18%	0.18%[n]	1.48%
9/30/18	14.31	0.21	1.72	1.93	(0.17)	(0.80)	(0.97)	15.27	14.06%	64,388	0.16%	0.16%[n]	1.43%
9/30/17	13.56	0.17	2.02	2.19	(0.22)	(1.22)	(1.44)	14.31	17.06%	48,408	0.18%	0.18%[n]	1.22%
9/30/16	12.44	0.19	1.61	1.80	(0.16)	(0.52)	(0.68)	13.56	15.15%	73,807	0.20%	0.20%[n]	1.49%
Class R5
3/31/21[r]	$ 12.88	$ 0.09	$ 5.00	$ 5.09	$ (0.18)	$ (0.87)	$ (1.05)	$ 16.92	40.92%[b]	$ 30,222	0.28%[a]	N/A	1.23%[a]
9/30/20	13.71	0.16	(0.44)	(0.28)	(0.19)	(0.36)	(0.55)	12.88	(2.34%)	22,832	0.28%	N/A	1.28%
9/30/19	15.22	0.19	(0.76)	(0.57)	(0.20)	(0.74)	(0.94)	13.71	(2.77%)	32,207	0.28%	0.28%[n]	1.41%
9/30/18	14.26	0.19	1.73	1.92	(0.16)	(0.80)	(0.96)	15.22	13.99%	22,023	0.26%	0.26%[n]	1.31%
9/30/17	13.52	0.15	2.02	2.17	(0.21)	(1.22)	(1.43)	14.26	16.94%	25,668	0.28%	0.28%[n]	1.13%
9/30/16	12.41	0.18	1.60	1.78	(0.15)	(0.52)	(0.67)	13.52	15.01%	21,499	0.30%	0.30%[n]	1.44%
Service Class
3/31/21[r]	$ 12.81	$ 0.08	$ 4.97	$ 5.05	$ (0.16)	$ (0.87)	$ (1.03)	$ 16.83	40.83%[b]	$ 27,516	0.43%[a]	N/A	1.08%[a]
9/30/20	13.64	0.14	(0.45)	(0.31)	(0.16)	(0.36)	(0.52)	12.81	(2.55%)	19,643	0.43%	N/A	1.13%
9/30/19	15.14	0.16	(0.74)	(0.58)	(0.18)	(0.74)	(0.92)	13.64	(2.87%)	21,397	0.43%	0.43%[n]	1.22%
9/30/18	14.19	0.17	1.72	1.89	(0.14)	(0.80)	(0.94)	15.14	13.82%	27,225	0.41%	0.41%[n]	1.18%
9/30/17	13.46	0.13	2.01	2.14	(0.19)	(1.22)	(1.41)	14.19	16.78%	25,968	0.43%	0.43%[n]	0.99%
9/30/16	12.36	0.16	1.59	1.75	(0.13)	(0.52)	(0.65)	13.46	14.77%	23,328	0.45%	0.45%[n]	1.26%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	9%	18%	15%	13%	33%	48%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.80	$ 0.07	$ 4.98	$ 5.05	$ (0.15)	$ (0.87)	$ (1.02)	$ 16.83	40.78%[b]	$ 56,737	0.53%[a]	N/A	0.98%[a]
9/30/20	13.63	0.13	(0.45)	(0.32)	(0.15)	(0.36)	(0.51)	12.80	(2.63%)	42,109	0.53%	N/A	1.03%
9/30/19	15.13	0.15	(0.75)	(0.60)	(0.16)	(0.74)	(0.90)	13.63	(3.00%)	54,062	0.53%	0.53%[n]	1.12%
9/30/18	14.19	0.16	1.70	1.86	(0.12)	(0.80)	(0.92)	15.13	13.64%	66,044	0.51%	0.51%[n]	1.07%
9/30/17	13.45	0.12	2.01	2.13	(0.17)	(1.22)	(1.39)	14.19	16.73%	60,979	0.53%	0.53%[n]	0.90%
9/30/16	12.35	0.15	1.59	1.74	(0.12)	(0.52)	(0.64)	13.45	14.69%	62,951	0.55%	0.55%[n]	1.17%
Class A
3/31/21[r]	$ 12.77	$ 0.06	$ 4.96	$ 5.02	$ (0.10)	$ (0.87)	$ (0.97)	$ 16.82	40.60%[b]	$ 34,355	0.78%[a]	N/A	0.73%[a]
9/30/20	13.60	0.10	(0.45)	(0.35)	(0.12)	(0.36)	(0.48)	12.77	(2.86%)	30,053	0.78%	N/A	0.78%
9/30/19	15.09	0.12	(0.74)	(0.62)	(0.13)	(0.74)	(0.87)	13.60	(3.24%)	36,013	0.78%	0.78%[n]	0.88%
9/30/18	14.14	0.12	1.71	1.83	(0.08)	(0.80)	(0.88)	15.09	13.42%	36,885	0.76%	0.76%[n]	0.83%
9/30/17	13.42	0.09	1.99	2.08	(0.14)	(1.22)	(1.36)	14.14	16.34%	33,142	0.78%	0.78%[n]	0.65%
9/30/16	12.32	0.11	1.61	1.72	(0.10)	(0.52)	(0.62)	13.42	14.49%	42,316	0.80%	0.80%[n]	0.91%
Class R4
3/31/21[r]	$ 12.70	$ 0.06	$ 4.94	$ 5.00	$ (0.12)	$ (0.87)	$ (0.99)	$ 16.71	40.74%[b]	$ 89,827	0.68%[a]	N/A	0.83%[a]
9/30/20	13.53	0.11	(0.46)	(0.35)	(0.12)	(0.36)	(0.48)	12.70	(2.84%)	77,572	0.68%	N/A	0.88%
9/30/19	15.02	0.13	(0.74)	(0.61)	(0.14)	(0.74)	(0.88)	13.53	(3.13%)	109,915	0.68%	0.68%[n]	0.97%
9/30/18	14.10	0.13	1.70	1.83	(0.11)	(0.80)	(0.91)	15.02	13.51%	137,402	0.66%	0.66%[n]	0.92%
9/30/17	13.39	0.10	2.00	2.10	(0.17)	(1.22)	(1.39)	14.10	16.52%	130,620	0.68%	0.68%[n]	0.76%
9/30/16	12.32	0.13	1.59	1.72	(0.13)	(0.52)	(0.65)	13.39	14.56%	36,917	0.70%	0.70%[n]	1.04%
Class R3
3/31/21[r]	$ 12.63	$ 0.04	$ 4.92	$ 4.96	$ (0.09)	$ (0.87)	$ (0.96)	$ 16.63	40.55%[b]	$ 119,036	0.93%[a]	N/A	0.58%[a]
9/30/20	13.46	0.08	(0.46)	(0.38)	(0.09)	(0.36)	(0.45)	12.63	(3.07%)	97,782	0.93%	N/A	0.63%
9/30/19	14.94	0.10	(0.74)	(0.64)	(0.10)	(0.74)	(0.84)	13.46	(3.38%)	127,756	0.93%	0.93%[n]	0.72%
9/30/18	14.04	0.10	1.69	1.79	(0.09)	(0.80)	(0.89)	14.94	13.20%	153,657	0.91%	0.91%[n]	0.67%
9/30/17	13.35	0.07	1.98	2.05	(0.14)	(1.22)	(1.36)	14.04	16.22%	144,122	0.93%	0.93%[n]	0.51%
9/30/16	12.31	0.10	1.58	1.68	(0.12)	(0.52)	(0.64)	13.35	14.25%	33,905	0.95%	0.95%[n]	0.81%

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.60	$ 0.08	$ 5.36	$ 5.44	$ (0.16)	$ (0.56)	$ (0.72)	$ 16.32	47.92%[b]	$ 104,124	0.22%[a]	N/A	1.07%[a]
9/30/20	12.32	0.14	(0.04)	0.10	(0.20)	(0.62)	(0.82)	11.60	0.29%	75,987	0.23%	0.22%	1.18%
9/30/19	14.72	0.17	(1.60)	(1.43)	(0.15)	(0.82)	(0.97)	12.32	(8.94%)	74,592	0.21%	0.20%	1.34%
9/30/18	14.16	0.17	1.81	1.98	(0.18)	(1.24)	(1.42)	14.72	15.17%	68,359	0.20%	0.20%[n]	1.24%
9/30/17	12.57	0.17	2.34	2.51	(0.19)	(0.73)	(0.92)	14.16	20.64%	49,853	0.22%	0.20%	1.28%
9/30/16	11.28	0.17	1.54	1.71	(0.14)	(0.28)	(0.42)	12.57	15.62%	127,660	0.21%	0.20%	1.48%
Class R5
3/31/21[r]	$ 11.59	$ 0.07	$ 5.36	$ 5.43	$ (0.15)	$ (0.56)	$ (0.71)	$ 16.31	47.83%[b]	$ 21,716	0.32%[a]	N/A	0.97%[a]
9/30/20	12.31	0.12	(0.03)	0.09	(0.19)	(0.62)	(0.81)	11.59	0.18%	14,076	0.33%	0.32%	1.08%
9/30/19	14.71	0.15	(1.60)	(1.45)	(0.13)	(0.82)	(0.95)	12.31	(9.06%)	15,613	0.31%	0.30%	1.23%
9/30/18	14.15	0.16	1.81	1.97	(0.17)	(1.24)	(1.41)	14.71	15.07%	22,393	0.30%	0.30%[n]	1.13%
9/30/17	12.56	0.15	2.35	2.50	(0.18)	(0.73)	(0.91)	14.15	20.57%	16,566	0.32%	0.30%	1.18%
9/30/16	11.28	0.16	1.53	1.69	(0.13)	(0.28)	(0.41)	12.56	15.42%	15,287	0.31%	0.30%	1.40%
Service Class
3/31/21[r]	$ 11.49	$ 0.06	$ 5.32	$ 5.38	$ (0.13)	$ (0.56)	$ (0.69)	$ 16.18	47.82%[b]	$ 14,671	0.47%[a]	N/A	0.82%[a]
9/30/20	12.21	0.11	(0.04)	0.07	(0.17)	(0.62)	(0.79)	11.49	0.01%	8,863	0.48%	0.47%	0.94%
9/30/19	14.58	0.13	(1.58)	(1.45)	(0.10)	(0.82)	(0.92)	12.21	(9.15%)	9,013	0.46%	0.45%	1.06%
9/30/18	14.04	0.14	1.78	1.92	(0.14)	(1.24)	(1.38)	14.58	14.86%	19,285	0.45%	0.45%[n]	0.98%
9/30/17	12.48	0.13	2.32	2.45	(0.16)	(0.73)	(0.89)	14.04	20.33%	19,390	0.47%	0.45%	1.03%
9/30/16	11.21	0.14	1.52	1.66	(0.11)	(0.28)	(0.39)	12.48	15.23%	13,347	0.46%	0.45%	1.22%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	8%	17%	16%	20%	38%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.50	$ 0.05	$ 5.34	$ 5.39	$ (0.12)	$ (0.56)	$ (0.68)	$ 16.21	47.81%[b]	$ 59,798	0.57%[a]	N/A	0.71%[a]
9/30/20	12.23	0.10	(0.05)	0.05	(0.16)	(0.62)	(0.78)	11.50	(0.13%)	44,134	0.58%	0.57%	0.83%
9/30/19	14.61	0.12	(1.58)	(1.46)	(0.10)	(0.82)	(0.92)	12.23	(9.27%)	50,106	0.56%	0.55%	0.99%
9/30/18	14.06	0.12	1.80	1.92	(0.13)	(1.24)	(1.37)	14.61	14.80%	53,624	0.55%	0.55%[n]	0.87%
9/30/17	12.50	0.12	2.32	2.44	(0.15)	(0.73)	(0.88)	14.06	20.16%	52,240	0.57%	0.55%	0.93%
9/30/16	11.23	0.13	1.52	1.65	(0.10)	(0.28)	(0.38)	12.50	15.11%	44,061	0.56%	0.55%	1.14%
Class A
3/31/21[r]	$ 11.42	$ 0.03	$ 5.30	$ 5.33	$ (0.08)	$ (0.56)	$ (0.64)	$ 16.11	47.55%[b]	$ 23,760	0.82%[a]	N/A	0.46%[a]
9/30/20	12.15	0.07	(0.05)	0.02	(0.13)	(0.62)	(0.75)	11.42	(0.37%)	19,730	0.83%	0.82%	0.58%
9/30/19	14.51	0.09	(1.56)	(1.47)	(0.07)	(0.82)	(0.89)	12.15	(9.45%)	23,469	0.81%	0.80%	0.74%
9/30/18	13.97	0.09	1.79	1.88	(0.10)	(1.24)	(1.34)	14.51	14.52%	29,287	0.80%	0.80%[n]	0.63%
9/30/17	12.43	0.09	2.30	2.39	(0.12)	(0.73)	(0.85)	13.97	19.85%	23,317	0.82%	0.80%	0.68%
9/30/16	11.16	0.10	1.52	1.62	(0.07)	(0.28)	(0.35)	12.43	14.91%	19,806	0.81%	0.80%	0.89%
Class R4
3/31/21[r]	$ 11.38	$ 0.04	$ 5.27	$ 5.31	$ (0.10)	$ (0.56)	$ (0.66)	$ 16.03	47.59%[b]	$ 66,392	0.72%[a]	N/A	0.57%[a]
9/30/20	12.10	0.08	(0.05)	0.03	(0.13)	(0.62)	(0.75)	11.38	(0.25%)	50,001	0.73%	0.72%	0.68%
9/30/19	14.46	0.10	(1.56)	(1.46)	(0.08)	(0.82)	(0.90)	12.10	(9.38%)	60,168	0.71%	0.70%	0.84%
9/30/18	13.94	0.10	1.78	1.88	(0.12)	(1.24)	(1.36)	14.46	14.60%	74,670	0.70%	0.70%[n]	0.73%
9/30/17	12.40	0.10	2.31	2.41	(0.14)	(0.73)	(0.87)	13.94	20.08%	63,118	0.72%	0.70%	0.76%
9/30/16	11.17	0.11	1.51	1.62	(0.11)	(0.28)	(0.39)	12.40	14.93%	29,129	0.71%	0.70%	1.00%
Class R3
3/31/21[r]	$ 11.31	$ 0.02	$ 5.24	$ 5.26	$ (0.07)	$ (0.56)	$ (0.63)	$ 15.94	47.40%[b]	$ 60,051	0.97%[a]	N/A	0.31%[a]
9/30/20	12.03	0.05	(0.05)	0.00[d]	(0.10)	(0.62)	(0.72)	11.31	(0.50%)	46,256	0.98%	0.97%	0.43%
9/30/19	14.38	0.07	(1.56)	(1.49)	(0.04)	(0.82)	(0.86)	12.03	(9.63%)	55,627	0.96%	0.95%	0.59%
9/30/18	13.87	0.07	1.77	1.84	(0.09)	(1.24)	(1.33)	14.38	14.38%	70,230	0.95%	0.95%[n]	0.48%
9/30/17	12.36	0.07	2.29	2.36	(0.12)	(0.73)	(0.85)	13.87	19.73%	57,433	0.97%	0.95%	0.51%
9/30/16	11.16	0.09	1.49	1.58	(0.10)	(0.28)	(0.38)	12.36	14.60%	22,081	0.96%	0.95%	0.75%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 25.51	$ (0.03)	$ 5.12	$ 5.09	$ —	$ (1.59)	$ (1.59)	$ 29.01	20.35%[b]	$ 6,869,138	0.70%[a]	(0.24%)[a]
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	0.03%
9/30/19	24.10	0.03	1.14	1.17	(0.01)	(1.92)	(1.93)	23.34	6.66%	5,925,776	0.71%	0.15%
9/30/18	21.92	0.01	3.59	3.60	—	(1.42)	(1.42)	24.10	17.21%	5,436,930	0.71%	0.06%
9/30/17	19.16	(0.00)[d]	3.64	3.64	(0.03)	(0.85)	(0.88)	21.92	19.83%	3,055,936	0.72%	(0.00%)[e]
9/30/16	18.74	0.01	1.91	1.92	—	(1.50)	(1.50)	19.16	10.74%	1,668,899	0.73%	0.07%
Class R5
3/31/21[r]	$ 25.20	$ (0.05)	$ 5.07	$ 5.02	$ —	$ (1.59)	$ (1.59)	$ 28.63	20.32%[b]	$ 1,678,168	0.80%[a]	(0.34%)[a]
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	(0.07%)
9/30/19	23.87	0.01	1.12	1.13	—	(1.92)	(1.92)	23.08	6.54%	1,533,487	0.81%	0.05%
9/30/18	21.75	(0.01)	3.55	3.54	—	(1.42)	(1.42)	23.87	17.06%	1,517,553	0.81%	(0.04%)
9/30/17	19.01	(0.02)	3.62	3.60	(0.01)	(0.85)	(0.86)	21.75	19.76%	1,167,243	0.82%	(0.11%)
9/30/16	18.63	(0.00)[d]	1.88	1.88	—	(1.50)	(1.50)	19.01	10.58%	826,289	0.83%	(0.03%)
Service Class
3/31/21[r]	$ 24.47	$ (0.06)	$ 4.91	$ 4.85	$ —	$ (1.59)	$ (1.59)	$ 27.73	20.23%[b]	$ 350,847	0.90%[a]	(0.43%)[a]
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	(0.17%)
9/30/19	23.31	(0.01)	1.09	1.08	—	(1.92)	(1.92)	22.47	6.48%	373,475	0.91%	(0.05%)
9/30/18	21.30	(0.03)	3.46	3.43	—	(1.42)	(1.42)	23.31	16.90%	405,725	0.91%	(0.14%)
9/30/17	18.64	(0.04)	3.55	3.51	—	(0.85)	(0.85)	21.30	19.65%	252,898	0.92%	(0.20%)
9/30/16	18.30	(0.02)	1.86	1.84	—	(1.50)	(1.50)	18.64	10.55%	234,465	0.93%	(0.13%)

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	18%	37%	37%	34%	36%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 23.20	$ (0.07)	$ 4.66	$ 4.59	$ —	$ (1.59)	$ (1.59)	$ 26.20	20.22%[b]	$ 263,168	1.00%[a]	(0.54%)[a]
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	(0.27%)
9/30/19	22.32	(0.03)	1.01	0.98	—	(1.92)	(1.92)	21.38	6.31%	290,024	1.01%	(0.15%)
9/30/18	20.46	(0.05)	3.33	3.28	—	(1.42)	(1.42)	22.32	16.85%	337,284	1.01%	(0.25%)
9/30/17	17.96	(0.06)	3.41	3.35	—	(0.85)	(0.85)	20.46	19.49%	339,090	1.02%	(0.30%)
9/30/16	17.71	(0.04)	1.79	1.75	—	(1.50)	(1.50)	17.96	10.38%	340,187	1.03%	(0.23%)
Class A
3/31/21[r]	$ 21.08	$ (0.09)	$ 4.21	$ 4.12	$ —	$ (1.59)	$ (1.59)	$ 23.61	20.01%[b]	$ 206,583	1.25%[a]	(0.79%)[a]
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	(0.52%)
9/30/19	20.67	(0.07)	0.90	0.83	—	(1.92)	(1.92)	19.58	6.06%	226,723	1.26%	(0.40%)
9/30/18	19.10	(0.10)	3.09	2.99	—	(1.42)	(1.42)	20.67	16.52%	272,769	1.26%	(0.50%)
9/30/17	16.86	(0.10)	3.19	3.09	—	(0.85)	(0.85)	19.10	19.21%	274,719	1.27%	(0.55%)
9/30/16	16.75	(0.08)	1.69	1.61	—	(1.50)	(1.50)	16.86	10.12%	297,498	1.28%	(0.48%)
Class R4
3/31/21[r]	$ 21.28	$ (0.08)	$ 4.25	$ 4.17	$ —	$ (1.59)	$ (1.59)	$ 23.86	20.06%[b]	$ 185,862	1.15%[a]	(0.69%)[a]
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	(0.42%)
9/30/19	20.80	(0.06)	0.92	0.86	—	(1.92)	(1.92)	19.74	6.18%	222,247	1.16%	(0.29%)
9/30/18	19.19	(0.08)	3.11	3.03	—	(1.42)	(1.42)	20.80	16.65%	229,517	1.16%	(0.39%)
9/30/17	16.92	(0.08)	3.20	3.12	—	(0.85)	(0.85)	19.19	19.33%	125,717	1.17%	(0.46%)
9/30/16	16.79	(0.06)	1.69	1.63	—	(1.50)	(1.50)	16.92	10.22%	54,177	1.18%	(0.39%)
Class R3
3/31/21[r]	$ 19.16	$ (0.10)	$ 3.82	$ 3.72	$ —	$ (1.59)	$ (1.59)	$ 21.29	19.92%[b]	$ 34,715	1.40%[a]	(0.93%)[a]
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	(0.67%)
9/30/19	19.14	(0.09)	0.80	0.71	—	(1.92)	(1.92)	17.93	5.91%	32,770	1.41%	(0.54%)
9/30/18	17.81	(0.12)	2.87	2.75	—	(1.42)	(1.42)	19.14	16.36%	35,471	1.41%	(0.64%)
9/30/17	15.80	(0.11)	2.97	2.86	—	(0.85)	(0.85)	17.81	19.04%	27,527	1.42%	(0.70%)
9/30/16	15.81	(0.10)	1.59	1.49	—	(1.50)	(1.50)	15.80	9.95%	14,056	1.43%	(0.63%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.42	$ (0.03)	$ 5.44	$ 5.41	$ —	$ (1.40)	$ —	$ (1.40)	$ 20.43	33.67%[b]	$ 461,147	0.85%[a]	(0.28%)[a]
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	—	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
9/30/19	19.08	(0.01)	(1.04)	(1.05)	—	(2.73)	—	(2.73)	15.30	(2.31%)	269,356	0.86%	(0.05%)
9/30/18	15.74	(0.03)	4.24	4.21	—	(0.87)	—	(0.87)	19.08	27.96%	385,194	0.85%	(0.15%)
9/30/17	13.05	(0.01)	2.70	2.69	—	—	—	—	15.74	20.61%	306,490	0.86%	(0.05%)
9/30/16	15.17	(0.00)[d]	1.05	1.05	—	(3.17)	(0.00)[d]	(3.17)	13.05	8.25%	276,267	0.87%	(0.03%)
Class R5
3/31/21[r]	$ 16.13	$ (0.04)	$ 5.35	$ 5.31	$ —	$ (1.40)	$ —	$ (1.40)	$ 20.04	33.66%[b]	$ 165,261	0.95%[a]	(0.38%)[a]
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	—	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
9/30/19	18.85	(0.02)	(1.04)	(1.06)	—	(2.73)	—	(2.73)	15.06	(2.40%)	128,280	0.96%	(0.14%)
9/30/18	15.57	(0.04)	4.19	4.15	—	(0.87)	—	(0.87)	18.85	27.87%	142,284	0.95%	(0.25%)
9/30/17	12.93	(0.02)	2.66	2.64	—	—	—	—	15.57	20.42%	119,338	0.96%	(0.15%)
9/30/16	15.07	(0.02)	1.05	1.03	—	(3.17)	(0.00)[d]	(3.17)	12.93	8.16%	119,577	0.97%	(0.15%)
Service Class
3/31/21[r]	$ 14.99	$ (0.04)	$ 4.95	$ 4.91	$ —	$ (1.40)	$ —	$ (1.40)	$ 18.50	33.54%[b]	$ 39,616	1.05%[a]	(0.48%)[a]
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	—	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)
9/30/19	17.89	(0.03)	(1.01)	(1.04)	—	(2.73)	—	(2.73)	14.12	(2.43%)	34,404	1.06%	(0.23%)
9/30/18	14.84	(0.06)	3.98	3.92	—	(0.87)	—	(0.87)	17.89	27.69%	33,978	1.05%	(0.34%)
9/30/17	12.33	(0.03)	2.54	2.51	—	—	—	—	14.84	20.36%	34,017	1.06%	(0.25%)
9/30/16	14.53	(0.03)	1.00	0.97	—	(3.17)	(0.00)[d]	(3.17)	12.33	8.02%	36,718	1.07%	(0.23%)

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	40%	79%	71%	85%	86%	85%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 13.77	$ (0.05)	$ 4.55	$ 4.50	$ —	$ (1.40)	$ —	$ (1.40)	$ 16.87	33.54%[b]	$ 31,816	1.15%[a]	(0.58%)[a]
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	—	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
9/30/19	16.87	(0.04)	(1.00)	(1.04)	—	(2.73)	—	(2.73)	13.10	(2.60%)	28,372	1.16%	(0.34%)
9/30/18	14.05	(0.07)	3.76	3.69	—	(0.87)	—	(0.87)	16.87	27.60%	35,642	1.15%	(0.45%)
9/30/17	11.69	(0.04)	2.40	2.36	—	—	—	—	14.05	20.19%	30,295	1.16%	(0.35%)
9/30/16	13.95	(0.04)	0.95	0.91	—	(3.17)	(0.00)[d]	(3.17)	11.69	7.92%	29,335	1.17%	(0.34%)
Class A
3/31/21[r]	$ 11.71	$ (0.06)	$ 3.84	$ 3.78	$ —	$ (1.40)	$ —	$ (1.40)	$ 14.09	33.28%[b]	$ 45,299	1.40%[a]	(0.83%)[a]
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	—	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
9/30/19	15.14	(0.07)	(0.96)	(1.03)	—	(2.73)	—	(2.73)	11.38	(2.87%)	33,997	1.41%	(0.59%)
9/30/18	12.72	(0.09)	3.38	3.29	—	(0.87)	—	(0.87)	15.14	27.33%	43,682	1.40%	(0.70%)
9/30/17	10.61	(0.07)	2.18	2.11	—	—	—	—	12.72	19.89%	35,240	1.41%	(0.60%)
9/30/16	12.97	(0.06)	0.87	0.81	—	(3.17)	(0.00)[d]	(3.17)	10.61	7.70%	40,045	1.42%	(0.59%)
Class R4
3/31/21[r]	$ 11.82	$ (0.05)	$ 3.88	$ 3.83	$ —	$ (1.40)	$ —	$ (1.40)	$ 14.25	33.40%[b]	$ 18,534	1.30%[a]	(0.73%)[a]
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	—	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
9/30/19	15.23	(0.06)	(0.96)	(1.02)	—	(2.73)	—	(2.73)	11.48	(2.76%)	12,843	1.31%	(0.49%)
9/30/18	12.78	(0.08)	3.40	3.32	—	(0.87)	—	(0.87)	15.23	27.44%	13,972	1.30%	(0.60%)
9/30/17	10.65	(0.06)	2.19	2.13	—	—	—	—	12.78	20.00%	5,081	1.31%	(0.50%)
9/30/16	13.00	(0.05)	0.87	0.82	—	(3.17)	(0.00)[d]	(3.17)	10.65	7.78%	1,781	1.32%	(0.45%)
Class R3
3/31/21[r]	$ 9.78	$ (0.06)	$ 3.19	$ 3.13	$ —	$ (1.40)	$ —	$ (1.40)	$ 11.51	33.20%[b]	$ 5,650	1.55%[a]	(0.98%)[a]
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	—	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
9/30/19	13.51	(0.07)	(0.92)	(0.99)	—	(2.73)	—	(2.73)	9.79	(2.94%)	2,728	1.56%	(0.73%)
9/30/18	11.46	(0.10)	3.02	2.92	—	(0.87)	—	(0.87)	13.51	27.10%	2,622	1.55%	(0.85%)
9/30/17	9.57	(0.08)	1.97	1.89	—	—	—	—	11.46	19.75%	2,199	1.56%	(0.75%)
9/30/16	12.02	(0.06)	0.78	0.72	—	(3.17)	(0.00)[d]	(3.17)	9.57	7.52%	1,254	1.57%	(0.69%)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.96	$ 0.12	$ 2.24	$ 2.36	$ (0.29)	$ (0.14)	$ (0.43)	$ 13.89	19.94%[b]	$ 70,627	0.31%[a]	N/A	1.82%[a]
9/30/20	12.34	0.27	(0.20)	0.07	(0.39)	(0.06)	(0.45)	11.96	0.35%	63,542	0.25%	0.25%[n]	2.27%
9/30/19	13.12	0.39	(0.61)	(0.22)	(0.34)	(0.22)	(0.56)	12.34	(1.15%)	56,770	0.23%	0.23%[n]	3.20%
9/30/18	13.40	0.38	(0.05)	0.33	(0.43)	(0.18)	(0.61)	13.12	2.49%	46,834	0.32%	0.25%	2.82%
9/30/17	12.10	0.32	1.80	2.12	(0.61)	(0.21)	(0.82)	13.40	18.96%	39,255	0.31%	0.25%	2.72%
9/30/16	11.68	0.34	0.38	0.72	(0.27)	(0.03)	(0.30)	12.10	6.26%	93,913	0.24%	0.24%[n]	2.89%
Class R5
3/31/21[r]	$ 11.95	$ 0.11	$ 2.23	$ 2.34	$ (0.27)	$ (0.14)	$ (0.41)	$ 13.88	19.82%[b]	$ 13,979	0.41%[a]	N/A	1.60%[a]
9/30/20	12.33	0.25	(0.19)	0.06	(0.38)	(0.06)	(0.44)	11.95	0.29%	15,217	0.35%	0.35%[n]	2.09%
9/30/19	13.11	0.36	(0.60)	(0.24)	(0.32)	(0.22)	(0.54)	12.33	(1.26%)	22,402	0.33%	0.33%[n]	3.00%
9/30/18	13.39	0.36	(0.04)	0.32	(0.42)	(0.18)	(0.60)	13.11	2.38%	12,947	0.42%	0.35%	2.69%
9/30/17	12.09	0.26	1.85	2.11	(0.60)	(0.21)	(0.81)	13.39	18.87%	13,724	0.41%	0.35%	2.13%
9/30/16	11.68	0.34	0.36	0.70	(0.26)	(0.03)	(0.29)	12.09	6.11%	32,195	0.34%	0.34%[n]	2.96%
Service Class
3/31/21[r]	$ 11.98	$ 0.10	$ 2.24	$ 2.34	$ (0.25)	$ (0.14)	$ (0.39)	$ 13.93	19.78%[b]	$ 3,924	0.56%[a]	N/A	1.57%[a]
9/30/20	12.28	0.24	(0.22)	0.02	(0.26)	(0.06)	(0.32)	11.98	0.02%	3,671	0.50%	0.50%[n]	2.01%
9/30/19	13.05	0.32	(0.56)	(0.24)	(0.31)	(0.22)	(0.53)	12.28	(1.31%)	3,340	0.48%	0.48%[n]	2.66%
9/30/18	13.33	0.31	(0.01)	0.30	(0.40)	(0.18)	(0.58)	13.05	2.26%	27,218	0.57%	0.50%	2.31%
9/30/17	12.05	0.32	1.75	2.07	(0.58)	(0.21)	(0.79)	13.33	18.58%	25,208	0.56%	0.50%	2.62%
9/30/16	11.64	0.32	0.36	0.68	(0.24)	(0.03)	(0.27)	12.05	5.94%	16,897	0.49%	0.49%[n]	2.79%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	1%	9%	7%	15%	35%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.87	$ 0.09	$ 2.22	$ 2.31	$ (0.24)	$ (0.14)	$ (0.38)	$ 13.80	19.77%[b]	$ 32,407	0.66%[a]	N/A	1.38%[a]
9/30/20	12.26	0.21	(0.19)	0.02	(0.35)	(0.06)	(0.41)	11.87	(0.04%)	32,706	0.60%	0.60%[n]	1.81%
9/30/19	13.03	0.33	(0.59)	(0.26)	(0.29)	(0.22)	(0.51)	12.26	(1.49%)	40,745	0.58%	0.58%[n]	2.78%
9/30/18	13.31	0.31	(0.03)	0.28	(0.38)	(0.18)	(0.56)	13.03	2.15%	38,753	0.67%	0.60%	2.31%
9/30/17	12.03	0.29	1.77	2.06	(0.57)	(0.21)	(0.78)	13.31	18.48%	43,896	0.66%	0.60%	2.39%
9/30/16	11.62	0.32	0.35	0.67	(0.23)	(0.03)	(0.26)	12.03	5.87%	39,646	0.59%	0.59%[n]	2.72%
Class A
3/31/21[r]	$ 11.83	$ 0.08	$ 2.21	$ 2.29	$ (0.19)	$ (0.14)	$ (0.33)	$ 13.79	19.57%[b]	$ 17,537	0.91%[a]	N/A	1.21%[a]
9/30/20	12.22	0.19	(0.20)	(0.01)	(0.32)	(0.06)	(0.38)	11.83	(0.29%)	19,156	0.85%	0.85%[n]	1.62%
9/30/19	12.98	0.31	(0.59)	(0.28)	(0.26)	(0.22)	(0.48)	12.22	(1.66%)	23,948	0.83%	0.83%[n]	2.59%
9/30/18	13.27	0.28	(0.03)	0.25	(0.36)	(0.18)	(0.54)	12.98	1.87%	22,344	0.92%	0.85%	2.15%
9/30/17	12.00	0.26	1.76	2.02	(0.54)	(0.21)	(0.75)	13.27	18.16%	18,255	0.91%	0.85%	2.17%
9/30/16	11.59	0.27	0.38	0.65	(0.21)	(0.03)	(0.24)	12.00	5.63%	13,495	0.84%	0.84%[n]	2.35%
Class R4
3/31/21[r]	$ 11.78	$ 0.08	$ 2.20	$ 2.28	$ (0.22)	$ (0.14)	$ (0.36)	$ 13.70	19.57%[b]	$ 36,079	0.81%[a]	N/A	1.29%[a]
9/30/20	12.16	0.20	(0.20)	0.00[d]	(0.32)	(0.06)	(0.38)	11.78	(0.18%)	34,159	0.75%	0.75%[n]	1.70%
9/30/19	12.92	0.31	(0.58)	(0.27)	(0.27)	(0.22)	(0.49)	12.16	(1.56%)	41,622	0.73%	0.73%[n]	2.65%
9/30/18	13.21	0.30	(0.04)	0.26	(0.37)	(0.18)	(0.55)	12.92	1.95%	48,486	0.82%	0.75%	2.25%
9/30/17	11.96	0.29	1.74	2.03	(0.57)	(0.21)	(0.78)	13.21	18.31%	45,031	0.81%	0.75%	2.39%
9/30/16	11.59	0.32	0.33	0.65	(0.25)	(0.03)	(0.28)	11.96	5.66%	25,933	0.74%	0.74%[n]	2.74%
Class R3
3/31/21[r]	$ 11.73	$ 0.07	$ 2.19	$ 2.26	$ (0.19)	$ (0.14)	$ (0.33)	$ 13.66	19.47%[b]	$ 32,981	1.06%[a]	N/A	1.02%[a]
9/30/20	12.11	0.17	(0.20)	(0.03)	(0.29)	(0.06)	(0.35)	11.73	(0.41%)	32,240	1.00%	1.00%[n]	1.43%
9/30/19	12.87	0.28	(0.58)	(0.30)	(0.24)	(0.22)	(0.46)	12.11	(1.86%)	40,853	0.98%	0.98%[n]	2.39%
9/30/18	13.17	0.26	(0.04)	0.22	(0.34)	(0.18)	(0.52)	12.87	1.69%	45,563	1.07%	1.00%	2.01%
9/30/17	11.93	0.25	1.75	2.00	(0.55)	(0.21)	(0.76)	13.17	18.05%	40,921	1.06%	1.00%	2.06%
9/30/16	11.58	0.28	0.34	0.62	(0.24)	(0.03)	(0.27)	11.93	5.44%	24,798	0.99%	0.99%[n]	2.46%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 7.99	$ 0.03	$ 1.99	$ 2.02	$ (0.05)	$ (0.16)	$ (0.21)	$ 9.80	25.44%[b]	$ 429,024	0.88%[a]	0.79%[a]	0.56%[a]
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
9/30/19	9.42	0.20	(0.34)	(0.14)	(0.15)	(0.78)	(0.93)	8.35	0.01%	348,467	0.87%	N/A	2.42%
9/30/18	9.61	0.16	(0.16)	0.00[d]	(0.19)	—	(0.19)	9.42	(0.02%)	362,074	0.92%	N/A	1.68%
9/30/17	7.88	0.15	1.76	1.91	(0.18)	—	(0.18)	9.61	24.71%	318,534	0.93%	N/A	1.70%
9/30/16	7.68	0.14	0.19	0.33	(0.13)	—	(0.13)	7.88	4.28%	328,518	0.92%	N/A	1.88%
Class R5
3/31/21[r]	$ 8.02	$ 0.02	$ 2.00	$ 2.02	$ (0.04)	$ (0.16)	$ (0.20)	$ 9.84	25.36%[b]	$ 159,302	0.98%[a]	0.89%[a]	0.48%[a]
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
9/30/19	9.45	0.19	(0.34)	(0.15)	(0.14)	(0.78)	(0.92)	8.38	(0.14%)	122,168	0.97%	N/A	2.34%
9/30/18	9.64	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	9.45	(0.11%)	134,803	1.02%	N/A	1.54%
9/30/17	7.90	0.13	1.78	1.91	(0.17)	—	(0.17)	9.64	24.64%	154,039	1.03%	N/A	1.52%
9/30/16	7.70	0.13	0.19	0.32	(0.12)	—	(0.12)	7.90	4.15%	138,668	1.02%	N/A	1.71%
Service Class
3/31/21[r]	$ 7.97	$ 0.02	$ 1.98	$ 2.00	$ (0.03)	$ (0.16)	$ (0.19)	$ 9.78	25.29%[b]	$ 46,731	1.08%[a]	0.99%[a]	0.39%[a]
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%
9/30/19	9.39	0.18	(0.33)	(0.15)	(0.13)	(0.78)	(0.91)	8.33	(0.15%)	36,489	1.07%	N/A	2.27%
9/30/18	9.58	0.14	(0.16)	(0.02)	(0.17)	—	(0.17)	9.39	(0.22%)	39,149	1.12%	N/A	1.45%
9/30/17	7.86	0.11	1.77	1.88	(0.16)	—	(0.16)	9.58	24.39%	45,240	1.13%	N/A	1.26%
9/30/16	7.66	0.12	0.19	0.31	(0.11)	—	(0.11)	7.86	4.07%	69,873	1.12%	N/A	1.63%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	16%	34%	27%	46%	29%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 8.05	$ 0.01	$ 2.01	$ 2.02	$ (0.03)	$ (0.16)	$ (0.19)	$ 9.88	25.16%[b]	$ 18,394	1.18%[a]	1.09%[a]	0.20%[a]
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
9/30/19	9.46	0.17	(0.33)	(0.16)	(0.12)	(0.78)	(0.90)	8.40	(0.32%)	21,563	1.17%	N/A	2.03%
9/30/18	9.65	0.13	(0.16)	(0.03)	(0.16)	—	(0.16)	9.46	(0.33%)	31,199	1.22%	N/A	1.31%
9/30/17	7.92	0.12	1.76	1.88	(0.15)	—	(0.15)	9.65	24.22%	40,543	1.23%	N/A	1.40%
9/30/16	7.72	0.12	0.18	0.30	(0.10)	—	(0.10)	7.92	3.93%	37,189	1.22%	N/A	1.54%
Class A
3/31/21[r]	$ 7.85	$ 0.00[d]	$ 1.97	$ 1.97	$ (0.01)	$ (0.16)	$ (0.17)	$ 9.65	25.17%[b]	$ 34,193	1.43%[a]	1.34%[a]	0.01%[a]
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
9/30/19	9.25	0.15	(0.32)	(0.17)	(0.09)	(0.78)	(0.87)	8.21	(0.48%)	29,537	1.42%	N/A	1.86%
9/30/18	9.44	0.11	(0.16)	(0.05)	(0.14)	—	(0.14)	9.25	(0.60%)	41,179	1.47%	N/A	1.11%
9/30/17	7.75	0.09	1.73	1.82	(0.13)	—	(0.13)	9.44	23.89%	49,218	1.48%	N/A	1.09%
9/30/16	7.55	0.10	0.18	0.28	(0.08)	—	(0.08)	7.75	3.73%	58,816	1.47%	N/A	1.31%
Class R4
3/31/21[r]	$ 7.68	$ 0.01	$ 1.91	$ 1.92	$ (0.02)	$ (0.16)	$ (0.18)	$ 9.42	25.08%[b]	$ 20,900	1.33%[a]	1.24%[a]	0.12%[a]
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
9/30/19	9.10	0.17	(0.34)	(0.17)	(0.12)	(0.78)	(0.90)	8.03	(0.51%)	14,876	1.32%	N/A	2.14%
9/30/18	9.30	0.12	(0.16)	(0.04)	(0.16)	—	(0.16)	9.10	(0.48%)	12,903	1.37%	N/A	1.23%
9/30/17	7.64	0.10	1.70	1.80	(0.14)	—	(0.14)	9.30	24.05%	7,779	1.38%	N/A	1.26%
9/30/16	7.47	0.12	0.16	0.28	(0.11)	—	(0.11)	7.64	3.79%	6,660	1.37%	N/A	1.57%
Class R3
3/31/21[r]	$ 7.76	$ (0.01)	$ 1.95	$ 1.94	$ (0.01)	$ (0.16)	$ (0.17)	$ 9.53	25.09%[b]	$ 7,081	1.58%[a]	1.49%[a]	(0.13%)[a]
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
9/30/19	9.17	0.15	(0.34)	(0.19)	(0.09)	(0.78)	(0.87)	8.11	(0.72%)	3,382	1.57%	N/A	1.86%
9/30/18	9.37	0.10	(0.17)	(0.07)	(0.13)	—	(0.13)	9.17	(0.75%)	3,947	1.62%	N/A	1.08%
9/30/17	7.70	0.08	1.72	1.80	(0.13)	—	(0.13)	9.37	23.73%	3,267	1.63%	N/A	1.00%
9/30/16	7.52	0.09	0.18	0.27	(0.09)	—	(0.09)	7.70	3.63%	1,918	1.62%	N/A	1.25%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.51	$ 0.10	$ 2.17	$ 2.27	$ (0.17)	$ —	$ (0.17)	$ 11.61	$ 24.04%[b]	$ 1,677,592	0.07%[a]	0.00%[a]	1.88%[a]
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%
9/30/19	9.70	0.26	(0.39)	(0.13)	(0.14)	—	(0.14)	9.43	(1.17%)	1,135,941	0.79%	0.67%	2.80%
9/30/18[g]	10.00	0.19	(0.49)	(0.30)	—	—	—	9.70	(3.00%)[b]	809,616	0.89%[a]	0.67%[a]	3.03%[a]

		Year ended September 30		Period ended
	Six months ended March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	15%	30%	26%	24%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general

Notes to Financial Statements (Unaudited) (Continued)

oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2021. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2021, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$18,079,257	$—	$18,079,257
Corporate Debt	—	190,238,923	—	190,238,923
Municipal Obligations	—	7,221,199	—	7,221,199
Non-U.S. Government Agency Obligations	—	100,168,426	—	100,168,426
Sovereign Debt Obligations	—	8,511,094	—	8,511,094
U.S. Government Agency Obligations and Instrumentalities	—	328,118,727	—	328,118,727
U.S. Treasury Obligations	—	358,277,287	—	358,277,287
Purchased Options	—	266,786	—	266,786
Short-Term Investments	—	90,054,243	—	90,054,243
Total Investments	$—	$1,100,935,942	$—	$1,100,935,942
Asset Derivatives
Forward Contracts	$—	$578,943	$—	$578,943
Futures Contracts	10,030	—	—	10,030
Total	$10,030	$578,943	$—	$588,973
Liability Derivatives
Futures Contracts	$(283,609)	$—	$—	$(283,609)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Strategic Bond Fund
Asset Investments
Bank Loans	$—	$45,371,695		$—	$45,371,695
Corporate Debt	—	267,522,532		—	267,522,532
Municipal Obligations	—	183,970		—	183,970
Non-U.S. Government Agency Obligations	—	77,251,916		—	77,251,916
Sovereign Debt Obligations	—	60,026,018		—	60,026,018
U.S. Government Agency Obligations and Instrumentalities	—	175,632,737		—	175,632,737
U.S. Treasury Obligations	—	126,588,258		—	126,588,258
Purchased Options	184,656	20,250		—	204,906
Short-Term Investments	—	12,943,784		—	12,943,784
Total Investments	$184,656	$765,541,160		$—	$765,725,816
Asset Derivatives
Forward Contracts	$—	$1,360,178		$—	$1,360,178
Futures Contracts	4,394,185	—		—	4,394,185
Swap Agreements	—	13,689,648		—	13,689,648
Total	$4,394,185	$15,049,826		$—	$19,444,011
Liability Derivatives
Forward Contracts	$—	$(1,528,236)		$—	$(1,528,236)
Futures Contracts	(10,837,527)	—		—	(10,837,527)
Swap Agreements	—	(470,564)		—	(470,564)
Written Options	(261,566)	(126,328)		—	(387,894)
Total	$(11,099,093)	$(2,125,128)		$—	$(13,224,221)

Diversified Value Fund
Asset Investments
Common Stock	$397,311,106	$4,919,917	*	$—	$402,231,023
Preferred Stock	1,438,697	805,972	*	—	2,244,669
Mutual Funds	9,722,268	—		—	9,722,268
Short-Term Investments	104	3,248,233		—	3,248,337
Total Investments	$408,472,175	$8,974,122		$—	$417,446,297

S&P 500 Index Fund
Asset Investments
Common Stock	$3,395,908,129	$—		$—	$3,395,908,129
Short-Term Investments	—	32,786,970		—	32,786,970
Total Investments	$3,395,908,129	$32,786,970		$—	$3,428,695,099
Asset Derivatives
Futures Contracts	$461,316	$—		$—	$461,316

Equity Opportunities Fund
Asset Investments
Common Stock	$738,614,341	$34,132,481	*	$—	$772,746,822
Preferred Stock	2,270,098	1,257,584	*	—	3,527,682
Mutual Funds	9,024,412	—		—	9,024,412
Short-Term Investments	—	11,064,555		—	11,064,555
Total Investments	$749,908,851	$46,454,620		$—	$796,363,471

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$4,315,570,510	$66,743,382		$4,830,855	**	$4,387,144,747
Preferred Stock	—	—		6,653,526	**	6,653,526
Mutual Funds	9,342,750	—		—		9,342,750
Short-Term Investments	100	26,805,294		—		26,805,394
Total Investments	$4,324,913,360	$93,548,676		$11,484,381		$4,429,946,417

Mid-Cap Value Fund
Asset Investments
Common Stock	$121,458,002	$3,025,275	*	$—		$124,483,277
Mutual Funds	521,251	—		—		521,251
Short-Term Investments	—	692,406		—		692,406
Total Investments	$121,979,253	$3,717,681		$—		$125,696,934
Asset Derivatives
Forward Contracts	$—	$120,322		$—		$120,322
Liability Derivatives
Forward Contracts	$—	$(4,358)		$—		$(4,358)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$93,698,881	$1,888,860	*	$—	+,**	$95,587,741
Mutual Funds	1,218,856	—		—		1,218,856
Short-Term Investments	—	3,096,739		—		3,096,739
Total Investments	$94,917,737	$4,985,599		$—		$99,903,336

Small Company Value Fund
Asset Investments
Common Stock	$271,057,962	$—		$—	+,**	$271,057,962
Mutual Funds	524,999	—		—		524,999
Short-Term Investments	—	3,745,358		—		3,745,358
Total Investments	$271,582,961	$3,745,358		$—		$275,328,319

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$471,470,962	$—		$—		$471,470,962
Mutual Funds	1,429,762	—		—		1,429,762
Short-Term Investments	—	6,731,490		—		6,731,490
Total Investments	$472,900,724	$6,731,490		$—		$479,632,214
Liability Derivatives
Futures Contracts	$(130,565)	$—		$—		$(130,565)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$350,593,411	$—		$—	+,**	$350,593,411
Rights	—	—		10,471	**	10,471
Mutual Funds	7,756,169	—		—		7,756,169
Short-Term Investments	—	2,264,423		—		2,264,423
Total Investments	$358,349,580	$2,264,423		$10,471		$360,624,474
Liability Derivatives
Futures Contracts	$(47,810)	$—		$—		$(47,810)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$9,264,442,628	$26,867,932	$40,603,625		$9,331,914,185
Preferred Stock	—	—	68,494,530		68,494,530
Warrants	652,155	—	—		652,155
Mutual Funds	25,068,191	—	—		25,068,191
Short-Term Investments	103,872,623	117,184,567	—		221,057,190
Total Investments	$9,394,035,597	$144,052,499	$109,098,155		$9,647,186,251

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$746,853,684	$—	$14,553	**	$746,868,237
Preferred Stock	—	—	590,841	**	590,841
Rights	—	—	76,934	**	76,934
Mutual Funds	9,675,862	—	—		9,675,862
Short-Term Investments	—	12,851,626	—		12,851,626
Total Investments	$756,529,546	$12,851,626	$682,328		$770,063,500

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$—	$13,828,891	$—		$13,828,891
Austria	—	375,652	—		375,652
Belgium	—	1,720,351	—		1,720,351
Bermuda	—	388,341	—		388,341
Cayman Islands	54,095	1,134,156	—		1,188,251
Denmark	—	4,802,709	—		4,802,709
Finland	—	2,395,869	—		2,395,869
France	13,231	20,857,890	—		20,871,121
Germany	96,008	17,420,188	—		17,516,196
Hong Kong	—	5,278,009	—		5,278,009
Ireland	—	1,716,903	—		1,716,903
Israel	572,522	635,652	—		1,208,174
Italy	—	3,811,326	—		3,811,326
Japan	—	50,278,318	—		50,278,318
Luxembourg	—	615,352	—		615,352
Netherlands	523,491	10,468,981	—		10,992,472
New Zealand	—	671,759	—		671,759
Norway	—	1,260,417	—		1,260,417
Papua New Guinea	—	74,710	—		74,710
Portugal	—	321,665	—		321,665
Singapore	—	2,240,923	—		2,240,923
Spain	—	4,850,686	—		4,850,686
Sweden	—	6,882,460	—		6,882,460
Switzerland	—	18,549,672	—		18,549,672
United Kingdom	136,555	28,656,287	—		28,792,842
Preferred Stock*
Germany	—	1,418,920	—		1,418,920
Italy	—	42,425	—		42,425
Mutual Funds	1,524,657	—	—		1,524,657
Rights	806	—	26	**	832
Short-Term Investments	—	2,632,016	—		2,632,016
Total Investments	$2,921,365	$203,330,528	$26		$206,251,919

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Derivatives
Forward Contracts	$—	$16,342	$—	$16,342
Futures Contracts	53,868	—	—	53,868
Total	$53,868	$16,342	$—	$70,210
Liability Derivatives
Forward Contracts	$—	$(51,573)	$—	$(51,573)
Futures Contracts	(5,194)	—	—	(5,194)
Total	$(5,194)	$(51,573)	$—	$(56,767)

Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$8,403,260	$—	$8,403,260
Belgium	—	7,632,510	—	7,632,510
Brazil	1,207,691	—	—	1,207,691
Canada	25,338,145	—	—	25,338,145
Cayman Islands	1,972,551	7,379,946	—	9,352,497
Denmark	—	10,726,855	—	10,726,855
Finland	—	2,456,698	—	2,456,698
France	—	106,183,371	—	106,183,371
Germany	6,709	107,382,977	—	107,389,686
Hong Kong	—	11,666,716	—	11,666,716
India	—	15,317,578	—	15,317,578
Indonesia	—	935,924	—	935,924
Ireland	9,032,560	5,289,746	—	14,322,306
Israel	4,594,129	—	—	4,594,129
Italy	—	19,089,497	—	19,089,497
Japan	—	73,269,303	—	73,269,303
Mexico	2,628,762	—	—	2,628,762
Netherlands	—	43,389,293	—	43,389,293
Portugal	—	2,797,877	—	2,797,877
Republic of Korea	—	2,847,214	—	2,847,214
Singapore	—	4,724,253	—	4,724,253
South Africa	—	6,930,607	—	6,930,607
Spain	—	8,978,067	—	8,978,067
Sweden	—	13,728,487	—	13,728,487
Switzerland	—	85,025,405	—	85,025,405
Taiwan	7,237,317	—	—	7,237,317
United Kingdom	6,099,142	93,863,327	—	99,962,469
United States	3,382,431	—	—	3,382,431
Preferred Stock*
Germany	—	843,228	—	843,228
Mutual Funds	11,223,094	—	—	11,223,094
Short-Term Investments	—	10,252,322	—	10,252,322
Total Investments	$72,722,531	$649,114,461	$—	$721,836,992
Asset Derivatives
Forward Contracts	$—	$232,035	$—	$232,035

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$38,075,877	$—	$38,075,877
Austria	—	13,018,411	—	13,018,411
Belgium	—	6,834,891	—	6,834,891
Bermuda	2,701,764	4,383,122	—	7,084,886
Brazil	13,939,733	—	—	13,939,733
British Virgin Islands	—	1,008,185	—	1,008,185
Canada	54,986,341	—	—	54,986,341
Cayman Islands	47,668,158	54,161,969	—	101,830,127
Chile	2,403,693	—	—	2,403,693
China	—	53,629,585	—	53,629,585
Cyprus	929,697	—	—	929,697
Czech Republic	—	819,959	—	819,959
Denmark	—	2,113,037	—	2,113,037
Finland	—	12,197,564	—	12,197,564
France	—	123,122,229	—	123,122,229
Germany	617,067	95,960,678	—	96,577,745
Hong Kong	—	29,453,217	—	29,453,217
Hungary	—	4,614,279	—	4,614,279
India	2,323,789	52,076,285	—	54,400,074
Indonesia	—	10,439,132	—	10,439,132
Ireland	—	7,032,671	—	7,032,671
Italy	—	17,810,609	—	17,810,609
Japan	1,158,524	251,225,800	—	252,384,324
Luxembourg	3,093,850	2,594,318	—	5,688,168
Mexico	6,232,656	—	—	6,232,656
Netherlands	13,935,388	92,205,047	—	106,140,435
Norway	—	11,457,667	—	11,457,667
Philippines	—	5,813,404	—	5,813,404
Poland	—	4,239,817	—	4,239,817
Portugal	—	13,367,687	—	13,367,687
Republic of Korea	2,259,962	84,320,421	—	86,580,383
Russia	—	13,349,453	—	13,349,453
Saudi Arabia	—	4,466,034	—	4,466,034
Singapore	—	14,447,476	—	14,447,476
South Africa	—	26,769,550	—	26,769,550
Spain	—	9,022,483	—	9,022,483
Sweden	—	23,059,322	—	23,059,322
Switzerland	—	90,167,457	—	90,167,457
Taiwan	—	68,198,719	—	68,198,719
Thailand	8,801,799	1,191,758	—	9,993,557
Turkey	—	675,240	—	675,240
United Arab Emirates	—	2,506,408	—	2,506,408
United Kingdom	33,431,012	163,640,592	—	197,071,604
United States	20,820,040	1,714,734	—	22,534,774
Preferred Stock*
Brazil	7,453,949	—	—	7,453,949
Germany	—	6,192,712	—	6,192,712
Italy	—	1,230,140	—	1,230,140
Republic of Korea	—	2,981,288	—	2,981,288
Mutual Funds	31,135,941	—	—	31,135,941

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Rights	$—	$193,227	$—	$193,227
Short-Term Investments	25,230,152	1,000,000	—	26,230,152
Total Investments	$279,123,515	$1,422,782,454	$—	$1,701,905,969
Liability Derivatives
Written Options	$—	$(28,855)	$—	$(28,855)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

+	Represents a security at $0 value as of March 31, 2021.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, collateral pledged for open futures and options contracts, and collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2021.

The Funds had no Level 3 transfers during the period ended March 31, 2021.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining values:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/20	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/21	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/21
Mid Cap Growth Fund
Common Stock	$6,666,127	$—	$—	$11,134,495	$22,803,003	$—	$—	$—	$40,603,625	$11,134,495
Preferred Stock	32,347,572	—	—	32,423,748	12,233,209	(8,509,999)	—	—	68,494,530	33,014,625
	$39,013,699	$—	$—	$43,558,243	$35,036,212	$(8,509,999)	$—	$—	$109,098,155	$44,149,120

The Mid Cap Growth Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of

Notes to Financial Statements (Unaudited) (Continued)

liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Mid Cap Growth Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select Mid Cap Growth Fund
Common Stock - $40,603,625
JAND, Inc., Class A	$364,402	Market approach	Transaction price	$24.5306	Increase
Procore Technologies, Inc.	2,778,174	Market approach	Transaction price	$63.00	Increase
Social Finance, Inc.	22,478,826	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$28.391139	Increase
Squarespace, Inc., Class C	1,987,476	Market approach	Transaction price	$68.4204	Increase
Venture Global LNG, Inc., Series B	1,202,103	Market comparable	Transaction price EV/2023 EBITDA 10.0x Proj EV/2025 EBITDA 12.0x	$5,200 / 50% $6,143.27 / 25% $5,717.89 / 25%	Increase
Venture Global LNG, Inc., Series C	7,390,705	Market comparable	Transaction price EV/2023 EBITDA 10.0x Proj EV/2025 EBITDA 12.0x	$5,200 / 50% $6,143.27 / 25% $5,717.89 / 25%	Increase
Vimeo, Inc., Class A	4,211,368	Market approach	Transaction price	$33.3373	Increase
WeWork Companies, Inc., Class A	190,571	Market approach	Expected tender/merger price	$11.239823	Increase

Preferred Stock - $68,494,530
Databricks, Inc., Series G	2,152,742	Market comparable	Transaction price EV/2022 Rev 42.0x	$177.3679 / 0% $159.05 / 100%	Increase
JAND, Inc., Series AA	754,390	Market approach	Transaction price	$24.5306	Increase
JAND, Inc., Series B	1,006	Market approach	Transaction price	$24.5306	Increase
Maplebear, Inc., Series I	1,765,375	Market approach	Transaction price	$125.00	Increase
Procore Technologies, Inc., Series B	676,494	Market approach	Transaction price	$63.00	Increase
Rivian Automotive, Inc., Series D	39,651,116	Market approach	Transaction price	$36.85	Increase
Rivian Automotive, Inc., Series E	14,502,170	Market approach	Transaction price	$36.85	Increase
Sila Nanotechnologies, Inc., Series F	7,310,569	Market approach	Transaction price	$41.2728	Increase
Wework Companies, Inc., Series D-1	941,178	Market approach	Expected tender/merger price	$11.239823	Increase
Wework Companies, Inc., Series D-2	739,490	Market approach	Expected tender/merger price	$11.239823	Increase
Total	$109,098,155

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Abbreviation Legend

EV/(year) EBITDA - financial ratio of comparable public companies’ total market capitalization to earnings before interest, taxes, depreciation, and amortization; measures the value of a comparable company in terms of its expected earnings for a given year

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2021, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$266,786	$266,786
Forward Contracts*	—	—	578,943	—	578,943
Futures Contracts^^	—	—	—	10,030	10,030
Total Value	$—	$—	$578,943	$276,816	$855,759
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(283,609)	$(283,609)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$906,321	$—	$906,321
Futures Contracts	—	—	—	(1,043,303)	(1,043,303)
Total Realized Gain (Loss)	$—	$—	$906,321	$(1,043,303)	$(136,982)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$578,943	$—	$578,943
Futures Contracts	—	—	—	(251,964)	(251,964)
Total Change in Appreciation (Depreciation)	$—	$—	$578,943	$(251,964)	$326,979

Strategic Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$20,250	$—	$20,250
Purchased Options*,^^^	—	—	—	184,656	184,656
Forward Contracts*	—	—	1,360,178	—	1,360,178
Futures Contracts^^	—	—	—	4,394,185	4,394,185
Swap Agreements^^,^^^	3,668,698	—	—	10,020,950	13,689,648
Total Value	$3,668,698	$—	$1,380,428	$14,599,791	$19,648,917
Liability Derivatives
Forward Contracts^	$—	$—	$(1,528,236)	$—	$(1,528,236)
Futures Contracts^^	—	—	—	(10,837,527)	(10,837,527)
Swap Agreements^	—	—	—	(68,185)	(68,185)
Swap Agreements^^,^^^	—	—	—	(402,379)	(402,379)
Written Options^	—	—	(38,879)	—	(38,879)
Written Options^,^^^	—	—	—	(349,015)	(349,015)
Total Value	$—	$—	$(1,567,115)	$(11,657,106)	$(13,224,221)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(106,718)	$(1,139,782)	$(1,246,500)
Forward Contracts	—	—	1,173,674	—	1,173,674
Futures Contracts	—	—	—	(3,679,450)	(3,679,450)
Swap Agreements	3,700,992	—	—	(83,034)	3,617,958
Written Options	—	—	—	1,052,359	1,052,359
Total Realized Gain (Loss)	$3,700,992	$—	$1,066,956	$(3,849,907)	$918,041
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$(24,611)	$(68,755)	$(93,366)
Forward Contracts	—	—	477,736	—	477,736
Futures Contracts	—	—	—	(5,929,821)	(5,929,821)
Swap Agreements	(837,986)	—	—	7,076,278	6,238,292
Written Options	—	—	17,583	191,112	208,695
Total Change in Appreciation (Depreciation)	$(837,986)	$—	$470,708	$1,268,814	$901,536

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$—	$461,316	$—	$—	$461,316
Realized Gain (Loss)#
Futures Contracts	$—	$4,800,290	$—	$—	$4,800,290
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$385,960	$—	$—	$385,960

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts *,^^^	$—	$—	$120,322	$—	$120,322
Liability Derivatives
Forward Contracts ^,^^^	$—	$—	$(4,358)	$—	$(4,358)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(430,456)	$—	$(430,456)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$157,570	$—	$157,570

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts^^	$—	$(130,565)	$—	$—	$(130,565)
Realized Gain (Loss)#
Futures Contracts	$—	$2,031,672	$—	$—	$2,031,672
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(149,839)	$—	$—	$(149,839)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts^^	$—	$(47,810)	$—	$—	$(47,810)
Realized Gain (Loss)#
Futures Contracts	$—	$1,021,300	$—	$—	$1,021,300
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(55,731)	$—	$—	$(55,731)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$—	$—	$16,342	$—	$16,342
Futures Contracts^^	—	53,868	—	—	53,868
Total Value	$—	$53,868	$16,342	$—	$70,210
Liability Derivatives
Forward Contracts^	$—	$—	$(51,573)	$—	$(51,573)
Futures Contracts^^	—	(5,194)	—	—	(5,194)
Total Value	$—	$(5,194)	$(51,573)	$—	$(56,767)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(13,758)	$—	$(13,758)
Futures Contracts	—	616,749	—	—	616,749
Total Realized Gain (Loss)	$—	$616,749	$(13,758)	$—	$602,991
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(31,988)	$—	$(31,988)
Futures Contracts	—	138,982	—	—	138,982
Total Change in Appreciation (Depreciation)	$—	$138,982	$(31,988)	$—	$106,994

Overseas Fund
Asset Derivatives
Forward Contracts*	$—	$—	$232,035	$—	$232,035
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(122,277)	$—	$(122,277)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$285,602	$—	$285,602

MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Written Options^	$—	$(28,855)	$—	$—	$(28,855)
Realized Gain (Loss)#
Written Options	$—	$92,033	$—	$—	$92,033
Change in Appreciation (Depreciation)##
Written Options	$—	$(34,058)	$—	$—	$(34,058)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	124	$20,713,208	$—	—	$3,710,000	—	$—
Strategic Bond Fund	6,393	91,122,377	492,772,833	4,276,050	—	450,756	5,468,000
S&P 500 Index Fund	150	—	—	—	—	—	—
Mid-Cap Value Fund	—	10,548,822	—	—	—	—	—
S&P Mid Cap Index Fund	29	—	—	—	—	—	—
Russell 2000 Small Cap Index Fund	38	—	—	—	—	—	—
MSCI EAFE International Index Fund	68	5,745,206	—	—	—	—	—
Overseas Fund	—	3,063,077	—	—	—	—	—
MM Select T. Rowe Price International Equity Fund	—	—	—	—	—	141	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2021.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Goldman Sachs & Co.	$266,786	$—	$—	$266,786
Goldman Sachs International	578,943	—	—	578,943
	$845,729	$—	$—	$845,729

Strategic Bond Fund
BNP Paribas SA	$592,786	$—	$—	$592,786
Citibank N.A.	162,860	(162,860)	—	—
Goldman Sachs & Co.	20,250	(20,250)	—	—
Goldman Sachs International	604,532	(100,065)	—	504,467
	$1,380,428	$(283,175)	$—	$1,097,253

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MSCI EAFE International Index Fund
Bank of Montreal	$124	$—	$—	$124
BNP Paribas SA	3,390	(905)	—	2,485
Citibank N.A.	457	(457)	—	—
Morgan Stanley & Co. LLC	12,371	(12,371)	—	—
	$16,342	$(13,733)	$—	$2,609

Overseas Fund
State Street Bank and Trust Co.	$232,035	$—	$—	$232,035

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Strategic Bond Fund
Citibank N.A.	$(1,496,356)	$162,860	$560,000	$(773,496)
Goldman Sachs & Co.	(126,328)	20,250	106,078	—
Goldman Sachs International	(100,065)	100,065	—	—
	$(1,722,749)	$283,175	$666,078	$(773,496)

MSCI EAFE International Index Fund
Bank of New York Mellon	$(383)	$—	$—	$(383)
BNP Paribas SA	(905)	905	—	—
Citibank N.A.	(26,278)	457	—	(25,821)
Morgan Stanley & Co. LLC	(24,007)	12,371	—	(11,636)
	$(51,573)	$13,733	$—	$(37,840)

MM Select T. Rowe Price International Equity Fund
Goldman Sachs & Co.	$(7,936)	$—	$—	$(7,936)
JP Morgan Chase Bank N.A.	(7,697)	—	—	(7,697)
Morgan Stanley & Co. LLC	(13,222)	—	—	(13,222)
	$(28,855)	$—	$—	$(28,855)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2021, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a

Notes to Financial Statements (Unaudited) (Continued)

securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include

Notes to Financial Statements (Unaudited) (Continued)

bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally

Notes to Financial Statements (Unaudited) (Continued)

depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2021, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2021, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes

Notes to Financial Statements (Unaudited) (Continued)

in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

Each of the MSCI EAFE International Index Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company, LLC; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management, LLC;
	0.475% on any excess over $400 million	and T. Rowe Price Associates, Inc.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.575% on the next $250 million; and	Boston Partners Global Investors, Inc.
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP; and
	0.60% on any excess over $300 million	Westfield Capital Management Company, L.P.
Blue Chip Growth Fund	0.65% on the first $750 million; and	Loomis, Sayles & Company, L.P.; and
	0.60% on any excess over $750 million	T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund*	0.70% on the first $300 million; and	American Century Investment Management, Inc.;
	0.65% on any excess over $300 million	PanAgora Asset Management, Inc.; and Thompson, Siegel & Walmsley LLC
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	AllianceBernstein L.P.; and
	0.80% on any excess over $750 million	American Century Investment Management, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company, LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Invesco Advisers, Inc.; and Wellington
	0.78% on any excess over $1 billion	Management Company LLP
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund**	0.00%	T. Rowe Price Associates, Inc.

Notes to Financial Statements (Unaudited) (Continued)

*	Effective March 31, 2021, PanAgora Asset Management, Inc. and Thompson, Siegel & Walmsley LLC were added as subadvisers of the Fund.

**	T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited each serves as a sub-subadviser of the Fund.

Administration Fees

Effective December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Overseas Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Prior to December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers was obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective December 31, 2020, the Supplemental Shareholder Services Agreement was terminated and the fees were transferred into the Administrative and Shareholder Services Agreement.

Prior to December 31, 2020, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement were intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and were calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may have paid these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Overseas Fund*	0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2022.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I
MM Select T. Rowe Price International Equity Fund*	0.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2022.

Effective March 31, 2021, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid-Cap Value Fund*	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2023.

From February 1, 2021 to March 30, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid-Cap Value Fund	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Prior to February 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid-Cap Value Fund	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Notes to Financial Statements (Unaudited) (Continued)

Effective November 20, 2020, MML Advisers has agreed to waive 0.03% of the advisory fees of the Total Return Bond Fund through January 31, 2022.

Effective February 1, 2021, MML Advisers has agreed to waive 0.02% of the advisory fees of the Growth Opportunities Fund through January 31, 2022.

Prior to February 1, 2021, MML Advisers agreed to voluntarily waive 0.02% of the advisory fees of the Growth Opportunities Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2021, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$1,412
Fundamental Growth Fund	979
Blue Chip Growth Fund	10,875
Growth Opportunities Fund	3,012
Small Cap Value Equity Fund	1,312
Small Company Value Fund	125
Mid Cap Growth Fund	55,958
Small Cap Growth Equity Fund	4,143

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2021:

Total % Ownership by Related Party
Total Return Bond Fund	72.3%
Strategic Bond Fund	67.4%
Diversified Value Fund	57.0%
Fundamental Value Fund	93.0%
S&P 500 Index Fund	63.8%
Equity Opportunities Fund	69.3%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Fundamental Growth Fund	68.9%
Blue Chip Growth Fund	47.4%
Growth Opportunities Fund	58.5%
Mid-Cap Value Fund	75.1%
Small Cap Value Equity Fund	82.0%
Small Company Value Fund	65.1%
S&P Mid Cap Index Fund	42.2%
Russell 2000 Small Cap Index Fund	47.5%
Mid Cap Growth Fund	19.1%
Small Cap Growth Equity Fund	70.1%
MSCI EAFE International Index Fund	51.4%
Overseas Fund	81.6%
MM Select T. Rowe Price International Equity Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Total Return Bond Fund	$2,137,949,632	$67,845,992	$1,986,327,331	$94,762,625
Strategic Bond Fund	404,409,333	44,651,443	370,544,071	49,594,045
Diversified Value Fund	—	130,713,485	—	149,606,521
Fundamental Value Fund	—	113,425,290	—	175,900,869
S&P 500 Index Fund	—	87,020,609	—	413,652,205
Equity Opportunities Fund	—	104,689,558	—	158,571,958
Fundamental Growth Fund	—	25,458,262	—	45,950,347
Blue Chip Growth Fund	—	439,376,197	—	757,130,232
Growth Opportunities Fund	—	99,858,729	—	148,624,822
Mid-Cap Value Fund	—	110,008,967	—	116,165,439
Small Cap Value Equity Fund	—	9,858,832	—	25,952,133
Small Company Value Fund	—	85,817,281	—	82,227,346
S&P Mid Cap Index Fund	—	36,021,024	—	78,028,508
Russell 2000 Small Cap Index Fund	—	23,182,984	—	43,928,189
Mid Cap Growth Fund	—	1,674,424,608	—	2,491,115,346
Small Cap Growth Equity Fund	—	276,261,137	—	310,201,552
MSCI EAFE International Index Fund	—	2,580,039	—	31,355,068
Overseas Fund	—	102,952,764	—	153,546,725
MM Select T. Rowe Price International Equity Fund	—	265,331,195	—	216,890,474

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Equity Opportunities Fund	$577,966	$213,398	$88,159
Mid-Cap Value Fund	208,008	55,380	1,619
Small Cap Growth Equity Fund	621,415	—	—
Overseas Fund	—	1,200,000	4,354

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	9,081,451	$94,645,081	26,740,428	$278,564,867
Issued as reinvestment of dividends	3,517,569	36,195,787	1,448,165	14,496,136
Redeemed	(6,455,793)	(66,795,570)	(17,609,306)	(182,672,053)
Net increase (decrease)	6,143,227	$64,045,298	10,579,287	$110,388,950
Total Return Bond Fund Class R5
Sold	444,809	$4,649,173	1,400,696	$14,841,749
Issued as reinvestment of dividends	212,366	2,183,127	116,560	1,165,597
Redeemed	(548,305)	(5,658,821)	(2,351,594)	(24,136,296)
Net increase (decrease)	108,870	$1,173,479	(834,338)	$(8,128,950)
Total Return Bond Fund Service Class
Sold	1,790,100	$19,253,687	2,687,070	$28,121,822
Issued as reinvestment of dividends	466,054	4,814,337	315,558	3,168,205
Redeemed	(3,641,187)	(38,625,253)	(5,668,967)	(58,777,011)
Net increase (decrease)	(1,385,033)	$(14,557,229)	(2,666,339)	$(27,486,984)
Total Return Bond Fund Administrative Class
Sold	308,508	$3,204,890	710,503	$7,453,290
Issued as reinvestment of dividends	104,814	1,077,493	54,234	542,340
Redeemed	(370,503)	(3,895,611)	(918,398)	(9,520,891)
Net increase (decrease)	42,819	$386,772	(153,661)	$(1,525,261)
Total Return Bond Fund Class A
Sold	310,144	$3,189,177	611,827	$6,472,950
Issued as reinvestment of dividends	58,109	595,039	21,007	209,443
Redeemed	(138,328)	(1,440,879)	(403,194)	(4,186,745)
Net increase (decrease)	229,925	$2,343,337	229,640	$2,495,648
Total Return Bond Fund Class R4
Sold	1,041,887	$10,930,585	1,840,435	$19,264,501
Issued as reinvestment of dividends	509,982	5,283,413	393,683	3,964,383
Redeemed	(1,339,960)	(14,008,769)	(8,377,218)	(87,652,172)
Net increase (decrease)	211,909	$2,205,229	(6,143,100)	$(64,423,288)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class R3
Sold	266,314	$2,782,958	504,550	$5,289,113
Issued as reinvestment of dividends	140,483	1,444,165	67,450	674,501
Redeemed	(589,104)	(6,047,656)	(961,364)	(9,921,007)
Net increase (decrease)	(182,307)	$(1,820,533)	(389,364)	$(3,957,393)
Strategic Bond Fund Class I
Sold	6,503,745	$71,945,401	18,250,299	$199,276,300
Issued as reinvestment of dividends	2,100,242	23,039,656	1,527,108	16,309,511
Redeemed	(5,311,172)	(58,501,313)	(16,471,194)	(179,216,966)
Net increase (decrease)	3,292,815	$36,483,744	3,306,213	$36,368,845
Strategic Bond Fund Class R5
Sold	663,668	$7,337,181	3,253,588	$36,313,939
Issued as reinvestment of dividends	427,829	4,697,559	259,102	2,772,395
Redeemed	(1,292,719)	(14,237,890)	(2,822,518)	(31,024,658)
Net increase (decrease)	(201,222)	$(2,203,150)	690,172	$8,061,676
Strategic Bond Fund Service Class
Sold	223,258	$2,469,487	1,056,415	$11,786,637
Issued as reinvestment of dividends	175,067	1,923,985	128,661	1,377,962
Redeemed	(524,333)	(5,781,070)	(1,128,304)	(12,364,259)
Net increase (decrease)	(126,008)	$(1,387,598)	56,772	$800,340
Strategic Bond Fund Administrative Class
Sold	1,536,745	$16,719,157	1,107,480	$12,012,532
Issued as reinvestment of dividends	341,132	3,735,392	272,339	2,903,139
Redeemed	(1,053,290)	(11,428,344)	(2,061,667)	(22,401,357)
Net increase (decrease)	824,587	$9,026,205	(681,848)	$(7,485,686)
Strategic Bond Fund Class A
Sold	1,310,185	$14,629,777	3,335,460	$36,392,503
Issued as reinvestment of dividends	290,574	3,173,069	174,413	1,857,498
Redeemed	(1,292,820)	(14,208,906)	(2,670,600)	(28,863,254)
Net increase (decrease)	307,939	$3,593,940	839,273	$9,386,747
Strategic Bond Fund Class R4
Sold	315,366	$3,453,150	1,296,220	$14,105,529
Issued as reinvestment of dividends	218,994	2,384,840	232,529	2,464,809
Redeemed	(701,450)	(7,675,168)	(3,174,379)	(34,483,246)
Net increase (decrease)	(167,090)	$(1,837,178)	(1,645,630)	$(17,912,908)
Strategic Bond Fund Class R3
Sold	224,856	$2,417,762	635,251	$6,876,869
Issued as reinvestment of dividends	65,090	702,974	60,341	634,788
Redeemed	(349,896)	(3,803,334)	(998,607)	(10,594,168)
Net increase (decrease)	(59,950)	$(682,598)	(303,015)	$(3,082,511)
Diversified Value Fund Class I
Sold	2,706,459	$30,894,988	7,927,280	$78,863,563
Issued as reinvestment of dividends	438,410	4,826,890	1,350,696	15,492,478
Redeemed	(3,201,071)	(36,933,308)	(7,563,444)	(79,768,346)
Net increase (decrease)	(56,202)	$(1,211,430)	1,714,532	$14,587,695

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Diversified Value Fund Class R5
Sold	314,144	$3,613,307	545,903	$5,566,498
Issued as reinvestment of dividends	129,280	1,427,247	459,049	5,283,654
Redeemed	(1,239,472)	(14,084,559)	(1,120,315)	(11,566,189)
Net increase (decrease)	(796,048)	$(9,044,005)	(115,363)	$(716,037)
Diversified Value Fund Service Class
Sold	82,388	$959,648	662,914	$6,983,178
Issued as reinvestment of dividends	28,106	310,576	61,899	713,075
Redeemed	(396,800)	(4,677,867)	(185,388)	(1,857,148)
Net increase (decrease)	(286,306)	$(3,407,643)	539,425	$5,839,105
Diversified Value Fund Administrative Class
Sold	98,102	$1,111,296	408,808	$4,213,066
Issued as reinvestment of dividends	30,457	339,296	116,460	1,352,099
Redeemed	(313,943)	(3,541,144)	(638,612)	(6,778,909)
Net increase (decrease)	(185,384)	$(2,090,552)	(113,344)	$(1,213,744)
Diversified Value Fund Class A
Sold	199,447	$2,259,508	576,272	$5,876,381
Issued as reinvestment of dividends	45,661	504,096	205,695	2,365,497
Redeemed	(442,656)	(5,038,215)	(1,226,460)	(13,320,526)
Net increase (decrease)	(197,548)	$(2,274,611)	(444,493)	$(5,078,648)
Diversified Value Fund Class R4
Sold	202,691	$2,189,453	609,100	$6,580,761
Issued as reinvestment of dividends	18,255	198,248	42,879	485,396
Redeemed	(173,087)	(1,849,208)	(220,514)	(2,124,126)
Net increase (decrease)	47,859	$538,493	431,465	$4,942,031
Diversified Value Fund Class R3
Sold	4,239	$48,135	72,005	$796,458
Issued as reinvestment of dividends	2,246	24,615	11,709	133,835
Redeemed	(37,496)	(436,343)	(52,853)	(543,496)
Net increase (decrease)	(31,011)	$(363,593)	30,861	$386,797
Fundamental Value Fund Class I
Sold	3,107,104	$27,666,368	10,392,675	$78,613,563
Issued as reinvestment of dividends	600,383	5,157,291	7,895,744	68,929,847
Redeemed	(5,273,541)	(47,422,092)	(16,784,966)	(141,029,018)
Net increase (decrease)	(1,566,054)	$(14,598,433)	1,503,453	$6,514,392
Fundamental Value Fund Class R5
Sold	604,463	$5,649,079	1,228,390	$9,256,683
Issued as reinvestment of dividends	271,793	2,353,725	4,571,295	40,227,396
Redeemed	(3,301,771)	(30,404,450)	(7,270,124)	(59,763,633)
Net increase (decrease)	(2,425,515)	$(22,401,646)	(1,470,439)	$(10,279,554)
Fundamental Value Fund Service Class
Sold	226,645	$2,068,708	922,360	$6,513,275
Issued as reinvestment of dividends	41,902	360,779	625,969	5,483,484
Redeemed	(468,135)	(4,028,123)	(1,585,769)	(13,609,498)
Net increase (decrease)	(199,588)	$(1,598,636)	(37,440)	$(1,612,739)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Fundamental Value Fund Administrative Class
Sold	315,197	$2,727,335	2,254,254	$16,283,135
Issued as reinvestment of dividends	95,972	834,960	1,331,615	11,771,480
Redeemed	(1,539,903)	(13,151,505)	(1,764,414)	(14,563,177)
Net increase (decrease)	(1,128,734)	$(9,589,210)	1,821,455	$13,491,438
Fundamental Value Fund Class A
Sold	187,665	$1,772,410	660,980	$4,661,173
Issued as reinvestment of dividends	43,766	375,073	1,543,560	13,428,969
Redeemed	(1,320,021)	(11,387,425)	(4,033,924)	(29,680,710)
Net increase (decrease)	(1,088,590)	$(9,239,942)	(1,829,384)	$(11,590,568)
Fundamental Value Fund Class R4
Sold	29,217	$254,676	141,194	$1,023,469
Issued as reinvestment of dividends	13,737	115,118	216,821	1,849,486
Redeemed	(83,883)	(733,483)	(214,386)	(1,851,752)
Net increase (decrease)	(40,929)	$(363,689)	143,629	$1,021,203
Fundamental Value Fund Class R3
Sold	3,667	$32,420	25,383	$183,885
Issued as reinvestment of dividends	1,242	10,379	59,078	501,573
Redeemed	(20,138)	(171,079)	(183,552)	(1,403,593)
Net increase (decrease)	(15,229)	$(128,280)	(99,091)	$(718,135)
S&P 500 Index Fund Class I
Sold	9,807,891	$187,498,617	33,421,119	$556,933,137
Issued as reinvestment of dividends	10,266,209	184,586,442	4,195,226	75,807,742
Redeemed	(12,165,890)	(235,935,114)	(35,434,447)	(626,105,886)
Net increase (decrease)	7,908,210	$136,149,945	2,181,898	$6,634,993
S&P 500 Index Fund Class R5
Sold	892,053	$17,186,960	2,204,399	$38,510,146
Issued as reinvestment of dividends	3,454,763	62,427,564	1,761,200	31,948,165
Redeemed	(2,715,213)	(53,026,635)	(9,593,636)	(164,654,240)
Net increase (decrease)	1,631,603	$26,587,889	(5,628,037)	$(94,195,929)
S&P 500 Index Fund Service Class
Sold	2,082,516	$41,920,285	2,069,060	$36,686,768
Issued as reinvestment of dividends	3,123,958	56,637,356	1,411,046	25,666,923
Redeemed	(5,945,833)	(115,725,232)	(5,771,824)	(105,316,228)
Net increase (decrease)	(739,359)	$(17,167,591)	(2,291,718)	$(42,962,537)
S&P 500 Index Fund Administrative Class
Sold	793,828	$15,403,613	2,390,439	$41,989,674
Issued as reinvestment of dividends	3,211,009	56,802,753	1,646,019	29,315,593
Redeemed	(3,648,418)	(69,024,331)	(11,527,435)	(196,203,014)
Net increase (decrease)	356,419	$3,182,035	(7,490,977)	$(124,897,747)
S&P 500 Index Fund Class A
Sold	193,617	$3,516,391	235,638	$3,904,695
Issued as reinvestment of dividends	216,289	3,735,318	93,596	1,633,249
Redeemed	(197,018)	(3,591,760)	(672,357)	(11,769,939)
Net increase (decrease)	212,888	$3,659,949	(343,123)	$(6,231,995)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class R4
Sold	1,633,894	$30,687,763	5,133,080	$87,682,429
Issued as reinvestment of dividends	4,668,157	81,225,926	2,145,497	37,696,386
Redeemed	(6,880,483)	(128,580,508)	(11,459,467)	(195,612,801)
Net increase (decrease)	(578,432)	$(16,666,819)	(4,180,890)	$(70,233,986)
S&P 500 Index Fund Class R3
Sold	961,500	$17,638,419	2,443,017	$39,040,236
Issued as reinvestment of dividends	2,006,301	33,665,725	815,298	13,900,835
Redeemed	(2,179,311)	(39,278,179)	(4,555,528)	(75,564,092)
Net increase (decrease)	788,490	$12,025,965	(1,297,213)	$(22,623,021)
Equity Opportunities Fund Class I
Sold	1,315,652	$23,782,422	12,421,310	$206,164,899
Issued as reinvestment of dividends	1,667,804	29,303,320	1,402,377	24,583,662
Redeemed	(3,368,512)	(61,605,681)	(5,458,064)	(90,794,647)
Net increase (decrease)	(385,056)	$(8,519,939)	8,365,623	$139,953,914
Equity Opportunities Fund Class R5
Sold	677,451	$11,802,304	1,129,158	$18,791,000
Issued as reinvestment of dividends	641,043	11,320,812	892,027	15,717,523
Redeemed	(1,580,334)	(28,787,974)	(2,771,893)	(45,974,459)
Net increase (decrease)	(261,840)	$(5,664,858)	(750,708)	$(11,465,936)
Equity Opportunities Fund Service Class
Sold	303,242	$5,528,283	406,648	$6,836,961
Issued as reinvestment of dividends	177,650	3,060,907	266,700	4,589,902
Redeemed	(859,763)	(14,727,574)	(796,043)	(13,171,414)
Net increase (decrease)	(378,871)	$(6,138,384)	(122,695)	$(1,744,551)
Equity Opportunities Fund Administrative Class
Sold	443,721	$7,771,276	409,941	$6,720,228
Issued as reinvestment of dividends	183,645	3,107,276	273,138	4,621,502
Redeemed	(547,677)	(9,584,431)	(1,083,340)	(17,695,931)
Net increase (decrease)	79,689	$1,294,121	(400,261)	$(6,354,201)
Equity Opportunities Fund Class A
Sold	190,088	$3,126,603	661,466	$10,067,957
Issued as reinvestment of dividends	258,475	4,112,340	356,843	5,705,925
Redeemed	(431,699)	(7,035,959)	(1,256,328)	(19,391,539)
Net increase (decrease)	16,864	$202,984	(238,019)	$(3,617,657)
Equity Opportunities Fund Class R4
Sold	35,402	$566,576	256,078	$3,736,679
Issued as reinvestment of dividends	41,202	641,099	46,405	727,168
Redeemed	(137,510)	(2,198,729)	(154,197)	(2,272,567)
Net increase (decrease)	(60,906)	$(991,054)	148,286	$2,191,280
Equity Opportunities Fund Class R3
Sold	24,072	$357,981	91,828	$1,301,061
Issued as reinvestment of dividends	19,486	280,015	24,242	352,956
Redeemed	(51,188)	(741,657)	(87,465)	(1,231,551)
Net increase (decrease)	(7,630)	$(103,661)	28,605	$422,466

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Fundamental Growth Fund Class I
Sold	426,376	$3,057,041	1,555,962	$11,876,408
Issued as reinvestment of dividends	1,160,169	6,380,932	1,551,887	11,328,772
Redeemed	(1,357,246)	(8,137,799)	(10,104,729)	(79,204,509)
Net increase (decrease)	229,299	$1,300,174	(6,996,880)	$(55,999,329)
Fundamental Growth Fund Class R5
Sold	186,608	$1,318,161	610,639	$4,501,243
Issued as reinvestment of dividends	1,092,737	6,053,760	708,391	5,192,507
Redeemed	(673,680)	(4,076,749)	(3,695,958)	(28,596,118)
Net increase (decrease)	605,665	$3,295,172	(2,376,928)	$(18,902,368)
Fundamental Growth Fund Service Class
Sold	37,955	$242,435	134,115	$1,002,132
Issued as reinvestment of dividends	579,443	3,030,485	236,331	1,680,311
Redeemed	(210,848)	(1,289,704)	(846,723)	(6,242,011)
Net increase (decrease)	406,550	$1,983,216	(476,277)	$(3,559,568)
Fundamental Growth Fund Administrative Class
Sold	113,432	$641,240	208,578	$1,487,047
Issued as reinvestment of dividends	1,380,760	6,751,917	345,329	2,362,047
Redeemed	(889,602)	(4,916,381)	(712,667)	(5,130,345)
Net increase (decrease)	604,590	$2,476,776	(158,760)	$(1,281,251)
Fundamental Growth Fund Class A
Sold	134,354	$651,780	570,854	$3,964,976
Issued as reinvestment of dividends	1,822,352	7,726,774	445,633	2,838,685
Redeemed	(1,101,197)	(5,905,684)	(928,341)	(6,159,118)
Net increase (decrease)	855,509	$2,472,870	88,146	$644,543
Fundamental Growth Fund Class R4
Sold	10,431	$52,335	75,585	$478,627
Issued as reinvestment of dividends	187,400	772,086	35,428	222,136
Redeemed	(55,963)	(329,985)	(50,776)	(322,752)
Net increase (decrease)	141,868	$494,436	60,237	$378,011
Fundamental Growth Fund Class R3
Sold	168,750	$608,936	138,133	$805,381
Issued as reinvestment of dividends	530,015	1,759,650	97,413	552,331
Redeemed	(227,468)	(860,401)	(230,213)	(1,367,207)
Net increase (decrease)	471,297	$1,508,185	5,333	$(9,495)
Blue Chip Growth Fund Class I
Sold	6,109,305	$184,629,472	24,419,832	$600,677,402
Issued as reinvestment of dividends	4,344,635	127,384,702	5,007,432	116,222,496
Redeemed	(12,674,573)	(383,595,156)	(20,957,706)	(505,889,485)
Net increase (decrease)	(2,220,633)	$(71,580,982)	8,469,558	$211,010,413
Blue Chip Growth Fund Class R5
Sold	1,917,910	$57,437,416	7,001,349	$183,239,368
Issued as reinvestment of dividends	983,773	28,785,200	1,141,637	26,463,154
Redeemed	(2,579,345)	(77,548,284)	(7,351,889)	(179,209,630)
Net increase (decrease)	322,338	$8,674,332	791,097	$30,492,892

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Service Class
Sold	941,650	$27,988,631	3,083,183	$75,676,788
Issued as reinvestment of dividends	320,599	9,281,346	248,267	5,702,690
Redeemed	(1,079,816)	(32,135,472)	(1,960,951)	(46,536,671)
Net increase (decrease)	182,433	$5,134,505	1,370,499	$34,842,807
Blue Chip Growth Fund Administrative Class
Sold	456,979	$13,278,865	2,440,560	$59,514,382
Issued as reinvestment of dividends	634,937	18,063,967	791,377	17,893,032
Redeemed	(2,829,597)	(82,717,137)	(3,566,157)	(83,416,126)
Net increase (decrease)	(1,737,681)	$(51,374,305)	(334,220)	$(6,008,712)
Blue Chip Growth Fund Class A
Sold	853,224	$23,654,712	2,243,301	$52,653,546
Issued as reinvestment of dividends	387,337	10,446,481	497,800	10,722,606
Redeemed	(1,336,226)	(36,918,762)	(3,760,228)	(86,943,259)
Net increase (decrease)	(95,665)	$(2,817,569)	(1,019,127)	$(23,567,107)
Blue Chip Growth Fund Class R4
Sold	843,095	$23,383,192	1,213,245	$27,972,007
Issued as reinvestment of dividends	240,790	6,486,894	281,633	6,055,123
Redeemed	(995,757)	(27,611,432)	(1,990,207)	(44,370,734)
Net increase (decrease)	88,128	$2,258,654	(495,329)	$(10,343,604)
Blue Chip Growth Fund Class R3
Sold	241,156	$6,145,318	523,850	$10,911,043
Issued as reinvestment of dividends	124,694	3,093,658	184,219	3,671,493
Redeemed	(599,098)	(15,313,840)	(1,375,384)	(28,412,564)
Net increase (decrease)	(233,248)	$(6,074,864)	(667,315)	$(13,830,028)
Growth Opportunities Fund Class I
Sold	4,268,478	$45,947,016	7,663,376	$69,462,161
Issued as reinvestment of dividends	4,781,993	47,724,289	6,611,545	50,975,012
Redeemed	(3,736,365)	(39,727,741)	(7,264,392)	(62,333,519)
Net increase (decrease)	5,314,106	$53,943,564	7,010,529	$58,103,654
Growth Opportunities Fund Class R5
Sold	1,443,790	$15,325,257	3,711,539	$31,104,596
Issued as reinvestment of dividends	2,200,770	21,391,483	5,166,905	39,010,130
Redeemed	(4,614,774)	(46,846,179)	(10,649,912)	(92,141,525)
Net increase (decrease)	(970,214)	$(10,129,439)	(1,771,468)	$(22,026,799)
Growth Opportunities Fund Service Class
Sold	225,481	$2,174,522	743,737	$6,082,594
Issued as reinvestment of dividends	709,183	6,439,381	3,246,545	23,180,329
Redeemed	(507,474)	(4,860,703)	(8,288,552)	(66,684,248)
Net increase (decrease)	427,190	$3,753,200	(4,298,270)	$(37,421,325)
Growth Opportunities Fund Administrative Class
Sold	424,311	$3,918,369	993,283	$7,602,818
Issued as reinvestment of dividends	1,331,937	11,015,116	2,305,355	15,284,502
Redeemed	(1,954,999)	(18,165,245)	(2,306,044)	(17,824,564)
Net increase (decrease)	(198,751)	$(3,231,760)	992,594	$5,062,756

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Growth Opportunities Fund Class A
Sold	578,793	$4,178,987	861,868	$5,599,220
Issued as reinvestment of dividends	1,444,315	9,734,684	2,264,835	12,818,964
Redeemed	(1,476,252)	(11,235,287)	(2,155,853)	(13,962,433)
Net increase (decrease)	546,856	$2,678,384	970,850	$4,455,751
Growth Opportunities Fund Class R4
Sold	17,326	$129,430	248,215	$1,643,971
Issued as reinvestment of dividends	100,504	691,469	630,953	3,621,672
Redeemed	(51,053)	(384,585)	(1,699,777)	(10,287,051)
Net increase (decrease)	66,777	$436,314	(820,609)	$(5,021,408)
Growth Opportunities Fund Class R3
Sold	147,600	$928,139	33,097	$171,178
Issued as reinvestment of dividends	91,599	479,063	84,467	396,148
Redeemed	(47,054)	(293,898)	(89,953)	(462,736)
Net increase (decrease)	192,145	$1,113,304	27,611	$104,590
Mid-Cap Value Fund Class I
Sold	694,878	$9,087,378	3,729,787	$40,718,223
Issued as reinvestment of dividends	120,645	1,535,817	133,346	1,720,169
Redeemed	(1,287,095)	(16,876,782)	(2,715,837)	(31,467,762)
Net increase (decrease)	(471,572)	$(6,253,587)	1,147,296	$10,970,630
Mid-Cap Value Fund Class R5
Sold	9,743	$121,777	49,016	$581,867
Issued as reinvestment of dividends	713	9,182	1,837	23,976
Redeemed	(25,770)	(313,239)	(82,766)	(838,987)
Net increase (decrease)	(15,314)	$(182,280)	(31,913)	$(233,144)
Mid-Cap Value Fund Service Class
Sold	19,877	$290,024	621	$7,141
Issued as reinvestment of dividends	125	1,602	146	1,889
Redeemed	(98)	(1,279)	(66)	(700)
Net increase (decrease)	19,904	$290,347	701	$8,330
Mid-Cap Value Fund Administrative Class
Sold	1,965	$26,583	17,103	$208,245
Issued as reinvestment of dividends	723	9,443	914	12,087
Redeemed	(7,219)	(93,948)	(12,127)	(134,157)
Net increase (decrease)	(4,531)	$(57,922)	5,890	$86,175
Mid-Cap Value Fund Class A
Sold	125,904	$1,694,037	179,196	$2,100,583
Issued as reinvestment of dividends	2,584	33,097	3,227	41,913
Redeemed	(88,467)	(1,170,835)	(133,660)	(1,468,907)
Net increase (decrease)	40,021	$556,299	48,763	$673,589
Mid-Cap Value Fund Class R4
Sold	4,741	$63,407	11,801	$128,182
Issued as reinvestment of dividends	622	7,872	909	11,666
Redeemed	(10,836)	(131,854)	(14,163)	(163,651)
Net increase (decrease)	(5,473)	$(60,575)	(1,453)	$(23,803)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class R3
Sold	3,052	$39,419	11,345	$122,111
Issued as reinvestment of dividends	246	3,107	502	6,426
Redeemed	(16,403)	(222,008)	(18,526)	(193,355)
Net increase (decrease)	(13,105)	$(179,482)	(6,679)	$(64,818)
Small Cap Value Equity Fund Class I
Sold	733,909	$9,019,756	6,100,337	$58,694,533
Issued as reinvestment of dividends	152,789	1,714,290	472,443	5,187,429
Redeemed	(1,954,969)	(22,622,244)	(4,955,518)	(44,930,468)
Net increase (decrease)	(1,068,271)	$(11,888,198)	1,617,262	$18,951,494
Small Cap Value Equity Fund Class R5
Sold	637,562	$8,082,713	522,939	$4,348,445
Issued as reinvestment of dividends	34,845	392,010	141,385	1,558,062
Redeemed	(411,504)	(5,114,762)	(989,032)	(9,578,383)
Net increase (decrease)	260,903	$3,359,961	(324,708)	$(3,671,876)
Small Cap Value Equity Fund Service Class
Sold	16,263	$189,707	65,149	$604,616
Issued as reinvestment of dividends	9,089	102,703	33,271	368,640
Redeemed	(79,597)	(1,029,143)	(226,453)	(2,133,826)
Net increase (decrease)	(54,245)	$(736,733)	(128,033)	$(1,160,570)
Small Cap Value Equity Fund Administrative Class
Sold	18,276	$229,126	82,457	$639,173
Issued as reinvestment of dividends	10,705	119,788	27,711	304,272
Redeemed	(204,658)	(2,563,843)	(41,458)	(394,338)
Net increase (decrease)	(175,677)	$(2,214,929)	68,710	$549,107
Small Cap Value Equity Fund Class A
Sold	94,318	$1,099,866	64,916	$553,978
Issued as reinvestment of dividends	17,347	190,647	55,772	603,450
Redeemed	(135,340)	(1,612,406)	(295,422)	(3,025,340)
Net increase (decrease)	(23,675)	$(321,893)	(174,734)	$(1,867,912)
Small Cap Value Equity Fund Class R4
Sold	23,514	$286,487	87,810	$768,637
Issued as reinvestment of dividends	7,995	87,302	38,696	415,594
Redeemed	(131,215)	(1,482,986)	(245,637)	(2,122,364)
Net increase (decrease)	(99,706)	$(1,109,197)	(119,131)	$(938,133)
Small Cap Value Equity Fund Class R3
Sold	7,537	$88,692	19,140	$160,962
Issued as reinvestment of dividends	2,414	26,075	7,660	81,577
Redeemed	(32,203)	(360,401)	(16,749)	(154,103)
Net increase (decrease)	(22,252)	$(245,634)	10,051	$88,436
Small Company Value Fund Class I
Sold	2,735,565	$29,688,528	2,963,245	$22,052,782
Issued as reinvestment of dividends	85,053	812,256	534,168	4,994,472
Redeemed	(1,071,229)	(10,101,989)	(2,146,728)	(16,745,237)
Net increase (decrease)	1,749,389	$20,398,795	1,350,685	$10,302,017

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Small Company Value Fund Class R5
Sold	1,437,168	$14,644,159	1,429,633	$9,999,491
Issued as reinvestment of dividends	39,529	380,666	363,511	3,427,906
Redeemed	(2,940,499)	(28,970,543)	(3,737,145)	(30,871,036)
Net increase (decrease)	(1,463,802)	$(13,945,718)	(1,944,001)	$(17,443,639)
Small Company Value Fund Service Class
Sold	180,335	$1,943,800	160,829	$1,294,652
Issued as reinvestment of dividends	3,324	31,805	36,710	343,971
Redeemed	(100,804)	(1,032,802)	(358,367)	(3,098,015)
Net increase (decrease)	82,855	$942,803	(160,828)	$(1,459,392)
Small Company Value Fund Administrative Class
Sold	181,921	$1,871,629	802,999	$5,171,896
Issued as reinvestment of dividends	9,514	88,859	63,414	580,242
Redeemed	(339,116)	(3,406,929)	(322,795)	(2,591,497)
Net increase (decrease)	(147,681)	$(1,446,441)	543,618	$3,160,641
Small Company Value Fund Class A
Sold	166,957	$1,672,385	507,837	$3,448,739
Issued as reinvestment of dividends	3,577	31,978	100,963	884,436
Redeemed	(309,790)	(2,915,975)	(988,003)	(6,687,000)
Net increase (decrease)	(139,256)	$(1,211,612)	(379,203)	$(2,353,825)
Small Company Value Fund Class R4
Sold	55,854	$548,265	85,162	$594,070
Issued as reinvestment of dividends	673	5,920	2,960	25,544
Redeemed	(22,333)	(218,334)	(21,474)	(138,709)
Net increase (decrease)	34,194	$335,851	66,648	$480,905
Small Company Value Fund Class R3
Sold	8,953	$82,792	5,796	$35,382
Issued as reinvestment of dividends	—	—	2,223	17,675
Redeemed	(2,261)	(18,572)	(37,484)	(269,956)
Net increase (decrease)	6,692	$64,220	(29,465)	$(216,899)
S&P Mid Cap Index Fund Class I
Sold	1,002,513	$15,797,628	2,665,722	$33,865,976
Issued as reinvestment of dividends	461,829	6,691,909	247,478	3,459,749
Redeemed	(843,430)	(12,818,991)	(2,355,283)	(28,850,404)
Net increase (decrease)	620,912	$9,670,546	557,917	$8,475,321
S&P Mid Cap Index Fund Class R5
Sold	305,326	$4,794,946	674,660	$8,099,876
Issued as reinvestment of dividends	125,735	1,816,870	94,075	1,311,412
Redeemed	(418,494)	(6,349,365)	(1,344,225)	(17,041,206)
Net increase (decrease)	12,567	$262,451	(575,490)	$(7,629,918)
S&P Mid Cap Index Fund Service Class
Sold	195,025	$2,980,664	311,713	$3,815,970
Issued as reinvestment of dividends	109,906	1,580,444	58,293	809,111
Redeemed	(204,110)	(3,003,960)	(405,314)	(5,175,952)
Net increase (decrease)	100,821	$1,557,148	(35,308)	$(550,871)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Administrative Class
Sold	396,940	$6,113,469	637,480	$7,678,855
Issued as reinvestment of dividends	227,738	3,274,879	146,126	2,028,235
Redeemed	(544,057)	(8,156,254)	(1,459,621)	(18,176,333)
Net increase (decrease)	80,621	$1,232,094	(676,015)	$(8,469,243)
S&P Mid Cap Index Fund Class A
Sold	324,222	$5,032,917	662,924	$8,185,717
Issued as reinvestment of dividends	130,567	1,877,552	85,646	1,187,910
Redeemed	(766,424)	(11,012,044)	(1,042,536)	(13,281,747)
Net increase (decrease)	(311,635)	$(4,101,575)	(293,966)	$(3,908,120)
S&P Mid Cap Index Fund Class R4
Sold	396,583	$6,162,857	1,491,172	$17,581,946
Issued as reinvestment of dividends	401,412	5,732,162	261,265	3,602,840
Redeemed	(1,529,333)	(22,996,679)	(3,771,508)	(48,294,536)
Net increase (decrease)	(731,338)	$(11,101,660)	(2,019,071)	$(27,109,750)
S&P Mid Cap Index Fund Class R3
Sold	493,226	$7,420,601	1,303,189	$14,656,532
Issued as reinvestment of dividends	492,533	7,008,746	300,992	4,138,636
Redeemed	(1,568,909)	(23,243,443)	(3,356,801)	(42,544,400)
Net increase (decrease)	(583,150)	$(8,814,096)	(1,752,620)	$(23,749,232)
Russell 2000 Small Cap Index Fund Class I
Sold	1,124,531	$17,466,278	2,311,259	$25,844,570
Issued as reinvestment of dividends	299,104	4,196,431	399,529	5,018,091
Redeemed	(1,597,239)	(23,402,831)	(2,212,222)	(24,428,978)
Net increase (decrease)	(173,604)	$(1,740,122)	498,566	$6,433,683
Russell 2000 Small Cap Index Fund Class R5
Sold	424,694	$6,749,349	471,010	$5,439,736
Issued as reinvestment of dividends	59,738	838,131	77,446	972,716
Redeemed	(368,176)	(5,607,912)	(601,900)	(6,880,319)
Net increase (decrease)	116,256	$1,979,568	(53,444)	$(467,867)
Russell 2000 Small Cap Index Fund Service Class
Sold	237,413	$3,582,678	296,348	$3,352,630
Issued as reinvestment of dividends	39,388	547,886	50,097	624,710
Redeemed	(141,280)	(2,034,197)	(313,216)	(3,613,707)
Net increase (decrease)	135,521	$2,096,367	33,229	$363,633
Russell 2000 Small Cap Index Fund Administrative Class
Sold	391,890	$5,867,816	988,531	$10,534,632
Issued as reinvestment of dividends	182,814	2,550,257	257,217	3,215,208
Redeemed	(721,532)	(10,534,017)	(1,506,216)	(16,617,282)
Net increase (decrease)	(146,828)	$(2,115,944)	(260,468)	$(2,867,442)
Russell 2000 Small Cap Index Fund Class A
Sold	361,937	$5,321,869	619,381	$6,966,379
Issued as reinvestment of dividends	67,900	941,766	118,060	1,467,484
Redeemed	(682,673)	(9,258,979)	(941,792)	(10,419,501)
Net increase (decrease)	(252,836)	$(2,995,344)	(204,351)	$(1,985,638)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Russell 2000 Small Cap Index Fund Class R4
Sold	643,132	$10,052,214	1,135,599	$11,901,409
Issued as reinvestment of dividends	197,856	2,730,417	289,492	3,581,019
Redeemed	(1,094,038)	(15,439,858)	(2,003,882)	(22,474,326)
Net increase (decrease)	(253,050)	$(2,657,227)	(578,791)	$(6,991,898)
Russell 2000 Small Cap Index Fund Class R3
Sold	402,621	$6,021,046	788,203	$7,900,655
Issued as reinvestment of dividends	180,259	2,474,950	260,598	3,210,572
Redeemed	(906,540)	(13,122,581)	(1,582,707)	(18,083,791)
Net increase (decrease)	(323,660)	$(4,626,585)	(533,906)	$(6,972,564)
Mid Cap Growth Fund Class I
Sold	13,996,073	$397,476,263	34,540,216	$783,148,497
Issued as reinvestment of dividends	13,500,310	369,233,487	13,522,755	316,432,464
Redeemed	(33,334,568)	(945,361,374)	(59,395,439)	(1,344,658,137)
Net increase (decrease)	(5,838,185)	$(178,651,624)	(11,332,468)	$(245,077,176)
Mid Cap Growth Fund Class R5
Sold	5,692,969	$158,045,664	8,605,542	$193,613,482
Issued as reinvestment of dividends	3,401,006	91,793,143	3,539,260	81,863,075
Redeemed	(8,866,561)	(247,918,454)	(20,191,300)	(455,968,937)
Net increase (decrease)	227,414	$1,920,353	(8,046,498)	$(180,492,380)
Mid Cap Growth Fund Service Class
Sold	746,603	$20,243,280	2,176,739	$46,753,495
Issued as reinvestment of dividends	803,095	21,000,941	889,733	20,001,203
Redeemed	(2,621,194)	(70,700,378)	(5,968,123)	(131,535,127)
Net increase (decrease)	(1,071,496)	$(29,456,157)	(2,901,651)	$(64,780,429)
Mid Cap Growth Fund Administrative Class
Sold	503,644	$13,040,767	846,728	$17,188,547
Issued as reinvestment of dividends	677,781	16,747,973	779,260	16,621,612
Redeemed	(2,392,382)	(61,190,635)	(3,931,168)	(82,229,772)
Net increase (decrease)	(1,210,957)	$(31,401,895)	(2,305,180)	$(48,419,613)
Mid Cap Growth Fund Class A
Sold	423,835	$9,827,582	1,463,243	$27,546,264
Issued as reinvestment of dividends	630,794	14,060,392	719,593	13,974,495
Redeemed	(1,640,292)	(37,734,777)	(4,426,059)	(83,799,975)
Net increase (decrease)	(585,663)	$(13,846,803)	(2,243,223)	$(42,279,216)
Mid Cap Growth Fund Class R4
Sold	1,479,015	$34,587,489	1,506,667	$28,364,925
Issued as reinvestment of dividends	557,533	12,555,638	682,445	13,362,278
Redeemed	(2,543,413)	(59,508,224)	(5,153,659)	(98,729,578)
Net increase (decrease)	(506,865)	$(12,365,097)	(2,964,547)	$(57,002,375)
Mid Cap Growth Fund Class R3
Sold	254,887	$5,451,538	321,265	$5,403,623
Issued as reinvestment of dividends	120,591	2,425,094	123,807	2,187,663
Redeemed	(366,521)	(7,746,520)	(650,993)	(11,252,276)
Net increase (decrease)	8,957	$130,112	(205,921)	$(3,660,990)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class I
Sold	2,685,908	$53,733,919	6,872,775	$98,397,814
Issued as reinvestment of dividends	1,541,584	29,012,613	2,199,888	32,558,345
Redeemed	(2,541,355)	(49,737,315)	(5,793,620)	(82,117,353)
Net increase (decrease)	1,686,137	$33,009,217	3,279,043	$48,838,806
Small Cap Growth Equity Fund Class R5
Sold	1,234,863	$23,735,682	1,038,242	$14,834,041
Issued as reinvestment of dividends	629,588	11,622,191	1,050,157	15,279,790
Redeemed	(1,931,767)	(36,893,826)	(2,290,152)	(32,313,542)
Net increase (decrease)	(67,316)	$(1,535,953)	(201,753)	$(2,199,711)
Small Cap Growth Equity Fund Service Class
Sold	198,388	$3,642,568	272,369	$3,712,366
Issued as reinvestment of dividends	169,568	2,891,135	320,655	4,338,467
Redeemed	(360,052)	(6,500,338)	(896,739)	(11,683,675)
Net increase (decrease)	7,904	$33,365	(303,715)	$(3,632,842)
Small Cap Growth Equity Fund Administrative Class
Sold	126,911	$2,154,814	439,059	$5,175,707
Issued as reinvestment of dividends	175,761	2,733,082	297,920	3,706,126
Redeemed	(526,959)	(8,622,200)	(791,903)	(9,846,781)
Net increase (decrease)	(224,287)	$(3,734,304)	(54,924)	$(964,948)
Small Cap Growth Equity Fund Class A
Sold	436,237	$5,998,997	882,445	$9,151,636
Issued as reinvestment of dividends	322,918	4,197,930	492,000	5,215,203
Redeemed	(508,580)	(7,000,809)	(1,396,998)	(14,154,454)
Net increase (decrease)	250,575	$3,196,118	(22,553)	$212,385
Small Cap Growth Equity Fund Class R4
Sold	165,916	$2,426,042	587,299	$6,160,730
Issued as reinvestment of dividends	123,958	1,628,809	183,400	1,960,542
Redeemed	(302,015)	(4,008,489)	(576,403)	(6,027,491)
Net increase (decrease)	(12,141)	$46,362	194,296	$2,093,781
Small Cap Growth Equity Fund Class R3
Sold	97,347	$1,112,859	237,932	$2,024,807
Issued as reinvestment of dividends	54,865	582,672	54,222	480,410
Redeemed	(63,217)	(700,990)	(169,009)	(1,526,194)
Net increase (decrease)	88,995	$994,541	123,145	$979,023
MSCI EAFE International Index Fund Class I
Sold	617,791	$8,320,093	2,258,244	$26,056,327
Issued as reinvestment of dividends	167,731	2,197,280	165,376	2,128,393
Redeemed	(1,012,759)	(13,620,332)	(1,709,286)	(19,680,451)
Net increase (decrease)	(227,237)	$(3,102,959)	714,334	$8,504,269
MSCI EAFE International Index Fund Class R5
Sold	176,657	$2,363,461	762,542	$8,732,562
Issued as reinvestment of dividends	40,890	535,653	63,202	812,776
Redeemed	(484,112)	(6,536,843)	(1,368,557)	(16,323,781)
Net increase (decrease)	(266,565)	$(3,637,729)	(542,813)	$(6,778,443)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Service Class
Sold	44,199	$591,538	155,010	$1,865,866
Issued as reinvestment of dividends	8,342	109,695	7,418	95,838
Redeemed	(77,181)	(1,011,707)	(128,119)	(1,483,609)
Net increase (decrease)	(24,640)	$(310,474)	34,309	$478,095
MSCI EAFE International Index Fund Administrative Class
Sold	169,456	$2,228,600	498,299	$5,624,966
Issued as reinvestment of dividends	80,157	1,045,250	106,075	1,358,826
Redeemed	(656,940)	(8,833,395)	(1,172,306)	(13,802,028)
Net increase (decrease)	(407,327)	$(5,559,545)	(567,932)	$(6,818,236)
MSCI EAFE International Index Fund Class A
Sold	129,157	$1,705,774	424,152	$4,977,939
Issued as reinvestment of dividends	33,308	434,004	56,235	719,248
Redeemed	(509,992)	(6,380,278)	(821,055)	(9,769,038)
Net increase (decrease)	(347,527)	$(4,240,500)	(340,668)	$(4,071,851)
MSCI EAFE International Index Fund Class R4
Sold	338,013	$4,408,261	719,665	$8,177,543
Issued as reinvestment of dividends	76,285	987,127	97,405	1,238,985
Redeemed	(681,628)	(8,874,806)	(1,340,057)	(15,763,261)
Net increase (decrease)	(267,330)	$(3,479,418)	(522,987)	$(6,346,733)
MSCI EAFE International Index Fund Class R3
Sold	134,377	$1,749,751	545,939	$5,840,980
Issued as reinvestment of dividends	68,674	886,577	89,849	1,140,187
Redeemed	(537,269)	(7,033,864)	(1,259,855)	(14,972,463)
Net increase (decrease)	(334,218)	$(4,397,536)	(624,067)	$(7,991,296)
Overseas Fund Class I
Sold	4,811,655	$43,437,969	27,008,575	$210,743,283
Issued as reinvestment of dividends	1,033,783	9,459,111	1,669,715	14,676,789
Redeemed	(8,440,033)	(78,199,312)	(24,059,555)	(190,739,606)
Net increase (decrease)	(2,594,595)	$(25,302,232)	4,618,735	$34,680,466
Overseas Fund Class R5
Sold	1,395,994	$12,972,201	6,459,621	$53,061,465
Issued as reinvestment of dividends	353,544	3,249,074	656,010	5,799,133
Redeemed	(2,125,565)	(19,909,097)	(5,135,391)	(41,247,357)
Net increase (decrease)	(376,027)	$(3,687,822)	1,980,240	$17,613,241
Overseas Fund Service Class
Sold	251,366	$2,309,756	920,427	$7,317,041
Issued as reinvestment of dividends	101,106	923,098	163,231	1,434,801
Redeemed	(342,063)	(3,126,515)	(698,674)	(5,440,313)
Net increase (decrease)	10,409	$106,339	384,984	$3,311,529
Overseas Fund Administrative Class
Sold	240,364	$2,188,101	359,566	$2,617,115
Issued as reinvestment of dividends	45,617	421,047	90,273	801,623
Redeemed	(789,883)	(7,529,211)	(650,714)	(5,362,476)
Net increase (decrease)	(503,902)	$(4,920,063)	(200,875)	$(1,943,738)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Overseas Fund Class A
Sold	143,315	$1,307,038	1,038,714	$8,080,953
Issued as reinvestment of dividends	70,638	637,155	116,606	1,012,143
Redeemed	(581,157)	(5,410,396)	(843,012)	(6,508,670)
Net increase (decrease)	(367,204)	$(3,466,203)	312,308	$2,584,426
Overseas Fund Class R4
Sold	208,876	$1,787,082	794,469	$5,910,224
Issued as reinvestment of dividends	44,888	395,010	68,356	579,655
Redeemed	(382,570)	(3,332,639)	(367,130)	(2,834,172)
Net increase (decrease)	(128,806)	$(1,150,547)	495,695	$3,655,707
Overseas Fund Class R3
Sold	57,687	$513,815	486,025	$3,763,094
Issued as reinvestment of dividends	14,811	131,963	14,385	123,568
Redeemed	(114,004)	(1,047,726)	(132,373)	(991,231)
Net increase (decrease)	(41,506)	$(401,948)	368,037	$2,895,431
MM Select T. Rowe Price International Equity Fund Class I
Sold	16,075,101	$173,921,976	35,195,102	$323,703,207
Issued as reinvestment of dividends	2,226,021	23,974,243	2,784,253	28,120,959
Redeemed	(11,977,083)	(129,173,539)	(20,190,886)	(185,289,354)
Net increase (decrease)	6,324,039	$68,722,680	17,788,469	$166,534,812

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2021:

Front-End Sales Charges Retained by Distributor
Blue Chip Growth Fund	$1,999
Small Cap Growth Equity Fund	1,225

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2021, were waived for any redemptions subject to such a charge.

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,091,520,368	$18,555,971	$(9,140,397)	$9,415,574
Strategic Bond Fund	759,363,534	27,920,188	(21,557,906)	6,362,282
Diversified Value Fund	327,312,836	91,700,794	(1,567,333)	90,133,461
Fundamental Value Fund	478,223,784	162,684,423	(2,067,251)	160,617,172
S&P 500 Index Fund	1,772,747,890	1,711,447,225	(55,500,016)	1,655,947,209
Equity Opportunities Fund	638,179,000	159,173,238	(988,767)	158,184,471
Fundamental Growth Fund	48,261,843	11,180,786	(1,321,504)	9,859,282
Blue Chip Growth Fund	2,445,533,349	2,007,233,529	(22,820,461)	1,984,413,068
Growth Opportunities Fund	328,769,059	198,936,945	(4,077,365)	194,859,580
Mid-Cap Value Fund	117,172,974	8,986,997	(463,037)	8,523,960
Small Cap Value Equity Fund	71,919,874	28,163,282	(179,820)	27,983,462
Small Company Value Fund	203,211,948	73,752,570	(1,636,199)	72,116,371
S&P Mid Cap Index Fund	352,331,589	140,280,807	(12,980,182)	127,300,625
Russell 2000 Small Cap Index Fund	259,355,801	121,904,180	(20,635,507)	101,268,673
Mid Cap Growth Fund	6,667,931,498	3,120,874,709	(141,619,956)	2,979,254,753
Small Cap Growth Equity Fund	572,937,912	213,353,925	(16,228,337)	197,125,588
MSCI EAFE International Index Fund	169,088,374	49,855,085	(12,691,540)	37,163,545
Overseas Fund	580,869,684	158,437,150	(17,469,842)	140,967,308
MM Select T. Rowe Price International Equity Fund	1,406,887,459	336,951,917	(41,933,407)	295,018,510

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2020, for federal income tax purposes, there were no unused capital losses.

At September 30, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Fundamental Value Fund	$14,029,134	$598,654
Mid-Cap Value Fund	1,081,844	1,175,780
Small Company Value Fund	6,367,925	1,258,276
MM Select T. Rowe Price International Equity Fund	11,064,270	27,921,927

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2020, post-October capital losses:

	Post-October Loss	Post-October Currency Loss
Diversified Value Fund	$5,161,466	$—

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2020, late year ordinary losses:

Amount
Blue Chip Growth Fund	$2,086,493
Mid Cap Growth Fund	613,903
Small Cap Growth Equity Fund	840,956

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$24,220,605	$—
Strategic Bond Fund	26,958,740	1,361,362
Diversified Value Fund	8,228,581	17,604,042
Fundamental Value Fund	18,074,839	124,127,420
S&P 500 Index Fund	64,623,731	151,348,610
Equity Opportunities Fund	9,963,794	46,335,368
Fundamental Growth Fund	1,340,480	22,836,309
Blue Chip Growth Fund	542,966	186,206,381
Growth Opportunities Fund	3,927,746	141,359,741
Mid-Cap Value Fund	1,823,872	—
Small Cap Value Equity Fund	220,339	8,298,685
Small Company Value Fund	1,037,198	9,240,362
S&P Mid Cap Index Fund	4,506,478	12,031,415
Russell 2000 Small Cap Index Fund	4,793,222	13,296,578
Mid Cap Growth Fund	2,976,557	468,882,630
Small Cap Growth Equity Fund	4,352,033	59,187,634
MSCI EAFE International Index Fund	6,435,642	1,058,611
Overseas Fund	14,570,121	9,857,624
MM Select T. Rowe Price International Equity Fund	28,120,959	—

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2020:

Amount
MSCI EAFE International Index Fund	$371,186
Overseas Fund	930,996
MM Select T. Rowe Price International Equity Fund	2,365,700

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$47,511,798	$—	$(167,209)	$26,311,591
Strategic Bond Fund	16,736,567	18,264,739	(51,195)	29,612,382
Diversified Value Fund	5,910,761	—	(5,315,981)	(7,421,544)
Fundamental Value Fund	4,855,098	(14,627,788)	(204,202)	4,452,492
S&P 500 Index Fund	46,325,082	376,052,259	(473,523)	1,325,071,284
Equity Opportunities Fund	6,802,341	35,630,351	(125,864)	68,472,440
Fundamental Growth Fund	13,916,479	17,566,808	(17,205)	7,214,736
Blue Chip Growth Fund	—	165,652,195	(2,326,284)	1,853,228,496
Growth Opportunities Fund	936,526	86,567,640	(109,210)	194,401,127
Mid-Cap Value Fund	547,712	(2,257,624)	(21,279)	(1,956,766)
Small Cap Value Equity Fund	—	2,596,959	(22,597)	(10,753,175)
Small Company Value Fund	992,043	(7,626,201)	(72,416)	(21,379,213)
S&P Mid Cap Index Fund	4,741,927	18,867,141	(37,485)	6,449,384
Russell 2000 Small Cap Index Fund	2,938,497	8,988,726	(27,278)	(6,538,932)
Mid Cap Growth Fund	13	515,407,313	(1,106,723)	2,050,551,703
Small Cap Growth Equity Fund	—	37,836,663	(955,780)	107,254,043
MSCI EAFE International Index Fund	3,725,653	2,092,110	(31,455)	365,869
Overseas Fund	5,243,333	9,860,015	(112,232)	(18,326,699)
MM Select T. Rowe Price International Equity Fund	18,368,308	(38,986,197)	(29,267)	(16,240,014)

The Funds did not have any unrecognized tax benefits at March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

9. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

Notes to Financial Statements (Unaudited) (Continued)

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective April 1, 2021, T. Rowe Price Singapore Private Ltd. serves as a sub-subadviser to the MM Select T. Rowe Price International Equity Fund.

Effective May 1, 2021, the Trust will change its address from 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981 to 1295 State Street, Springfield, Massachusetts 01111-0001. In addition, each Fund noted below will change its name as follows:

Current Name	Updated Name
MassMutual Select Total Return Bond Fund	MassMutual Total Return Bond Fund
MassMutual Select Strategic Bond Fund	MassMutual Strategic Bond Fund
MassMutual Select Diversified Value Fund	MassMutual Diversified Value Fund
MassMutual Select Fundamental Value Fund	MassMutual Fundamental Value Fund
MassMutual Select Equity Opportunities Fund	MassMutual Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund	MassMutual Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund	MassMutual Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund	MassMutual Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund	MassMutual Mid Cap Value Fund
MassMutual Select Small Cap Value Equity Fund	MassMutual Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund	MassMutual Small Company Value Fund
MassMutual Select Mid Cap Growth Fund	MassMutual Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund	MassMutual Small Cap Growth Equity Fund
MassMutual Select Overseas Fund	MassMutual Overseas Fund

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved new subadvisory agreements with PanAgora Asset Management, Inc. (“PanAgora”) and Thompson, Siegel & Walmsley LLC (“TSW”) for the Mid-Cap Value Fund (the “Fund” and the “New Subadvisory Agreements”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) PanAgora and TSW and their personnel with responsibility for providing services to the Fund; (ii) the terms of the New Subadvisory Agreements; (iii) the scope and quality of the services that PanAgora

Other Information (Unaudited) (Continued)

and TSW will provide under the New Subadvisory Agreements; (iv) the historical and/or hypothetical investment performance track record of PanAgora and TSW; and (v) the fees payable to PanAgora and TSW by MML Advisers, the effect of such fees on the profitability to MML Advisers, and any information provided by PanAgora and TSW regarding the fees paid to them by other funds with similar investment objectives as the Fund. The Independent Trustees noted the fact that MML Advisers was proposing to increase the expense caps for the Mid-Cap Value Fund.

Prior to the votes being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, and following their review, the Trustees concluded, with respect to the New Subadvisory Agreements, that (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements; (ii) MML Advisers’ projected levels of profitability due to the New Subadvisory Agreements are not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes and strategies of each of PanAgora and TSW appear well suited to the Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreements are fair and reasonable with respect to the Fund, and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreements.

The New Subadvisory Agreements became effective on March 31, 2021.

Also at their meeting in March 2021, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreements with Metropolitan West Asset Management, LLC (“MetWest”) and T. Rowe Price Associates, Inc. (T. Rowe Price”) for each of the Total Return Bond Fund and Blue Chip Growth Fund, respectively, intended to lower the fees payable under those agreements. In arriving at their decision, the Trustees discussed the fees payable to MetWest and T. Rowe Price by MML Advisers under the amended subadvisory agreements and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements are not excessive and the subadvisory fee amounts under the amended subadvisory agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The amended subadvisory agreements became effective on May 1, 2021.

Lastly, at their meeting in March 2021, the Trustees, including the Independent Trustees, approved a new sub-subadvisory agreement between T. Rowe Price and T. Rowe Price Singapore Private Ltd. for the MM Select T. Rowe Price International Equity Fund (the “New Sub-Subadvisory Agreement”). The Trustees considered, among other things, that the New Sub-Subadvisory Agreement would not result in any changes in the fees payable by the MM Select T. Rowe Price International Equity Fund or MML Advisers and that the services provided would continue to be subject to the supervision of T. Rowe Price. The Trustees concluded that the New Sub-Subadvisory Agreement is in the best interests of the MM Select T. Rowe Price International Equity Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the New Sub-Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Sub-Subadvisory Agreement became effective on April 1, 2021.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2021:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.33%	$982.80	$1.63	$1,023.30	$1.66
Class R5	1,000	0.43%	981.90	2.12	1,022.80	2.17
Service Class	1,000	0.53%	981.60	2.62	1,022.30	2.67
Administrative Class	1,000	0.63%	980.60	3.11	1,021.80	3.18
Class A	1,000	0.88%	980.00	4.34	1,020.50	4.43
Class R4	1,000	0.78%	980.50	3.85	1,021.00	3.93
Class R3	1,000	1.03%	979.60	5.08	1,019.80	5.19

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class I	$1,000	0.45%	$988.00	$2.23	$1,022.70	$2.27
Class R5	1,000	0.55%	987.20	2.72	1,022.20	2.77
Service Class	1,000	0.65%	987.10	3.22	1,021.70	3.28
Administrative Class	1,000	0.75%	986.80	3.72	1,021.20	3.78
Class A	1,000	1.00%	985.00	4.95	1,019.90	5.04
Class R4	1,000	0.90%	985.80	4.46	1,020.40	4.53
Class R3	1,000	1.15%	984.70	5.69	1,019.20	5.79
Diversified Value Fund
Class I	1,000	0.57%	1,325.50	3.30	1,022.10	2.87
Class R5	1,000	0.67%	1,324.60	3.88	1,021.60	3.38
Service Class	1,000	0.77%	1,324.70	4.46	1,021.10	3.88
Administrative Class	1,000	0.87%	1,323.80	5.04	1,020.60	4.38
Class A	1,000	1.12%	1,322.30	6.48	1,019.30	5.64
Class R4	1,000	1.02%	1,322.80	5.91	1,019.80	5.14
Class R3	1,000	1.27%	1,321.80	7.35	1,018.60	6.39
Fundamental Value Fund
Class I	1,000	0.65%	1,363.50	3.83	1,021.70	3.28
Class R5	1,000	0.75%	1,363.70	4.42	1,021.20	3.78
Service Class	1,000	0.85%	1,361.80	5.01	1,020.70	4.28
Administrative Class	1,000	0.95%	1,361.20	5.59	1,020.20	4.78
Class A	1,000	1.20%	1,359.70	7.06	1,018.90	6.04
Class R4	1,000	1.10%	1,359.70	6.47	1,019.40	5.54
Class R3	1,000	1.35%	1,359.60	7.94	1,018.20	6.79
S&P 500 Index Fund
Class I	1,000	0.12%	1,190.90	0.66	1,024.30	0.61
Class R5	1,000	0.22%	1,190.00	1.20	1,023.80	1.11
Service Class	1,000	0.37%	1,189.50	2.02	1,023.10	1.87
Administrative Class	1,000	0.47%	1,188.70	2.56	1,022.60	2.37
Class A	1,000	0.72%	1,186.80	3.93	1,021.30	3.63
Class R4	1,000	0.62%	1,187.70	3.38	1,021.80	3.13
Class R3	1,000	0.87%	1,186.00	4.74	1,020.60	4.38
Equity Opportunities Fund
Class I	1,000	0.73%	1,181.90	3.97	1,021.30	3.68
Class R5	1,000	0.83%	1,181.10	4.51	1,020.80	4.18
Service Class	1,000	0.93%	1,180.70	5.06	1,020.30	4.68
Administrative Class	1,000	1.03%	1,179.60	5.60	1,019.80	5.19
Class A	1,000	1.28%	1,178.60	6.95	1,018.50	6.44
Class R4	1,000	1.18%	1,179.10	6.41	1,019.00	5.94
Class R3	1,000	1.43%	1,177.90	7.76	1,017.80	7.19
Fundamental Growth Fund
Class I	1,000	1.00%	1,180.20	5.44	1,019.90	5.04
Class R5	1,000	1.10%	1,179.20	5.98	1,019.40	5.54
Service Class	1,000	1.20%	1,177.40	6.51	1,018.90	6.04
Administrative Class	1,000	1.30%	1,177.80	7.06	1,018.40	6.54
Class A	1,000	1.55%	1,176.00	8.41	1,017.20	7.80
Class R4	1,000	1.45%	1,177.70	7.87	1,017.70	7.29
Class R3	1,000	1.70%	1,173.40	9.21	1,016.50	8.55

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.63%	$1,101.50	$3.30	$1,021.80	$3.18
Class R5	1,000	0.73%	1,100.60	3.82	1,021.30	3.68
Service Class	1,000	0.83%	1,100.20	4.35	1,020.80	4.18
Administrative Class	1,000	0.93%	1,099.30	4.87	1,020.30	4.68
Class A	1,000	1.18%	1,098.50	6.17	1,019.00	5.94
Class R4	1,000	1.08%	1,099.00	5.65	1,019.50	5.44
Class R3	1,000	1.33%	1,097.20	6.95	1,018.30	6.69
Growth Opportunities Fund
Class I	1,000	0.74%	1,141.20	3.95	1,021.20	3.73
Class R5	1,000	0.84%	1,141.40	4.48	1,020.70	4.23
Service Class	1,000	0.94%	1,140.10	5.02	1,020.20	4.73
Administrative Class	1,000	1.04%	1,138.80	5.55	1,019.70	5.24
Class A	1,000	1.29%	1,138.40	6.88	1,018.50	6.49
Class R4	1,000	1.19%	1,138.80	6.35	1,019.00	5.99
Class R3	1,000	1.44%	1,135.40	7.67	1,017.80	7.24
Mid-Cap Value Fund
Class I	1,000	0.80%	1,309.50	4.61	1,020.90	4.03
Class R5	1,000	0.90%	1,308.70	5.18	1,020.40	4.53
Service Class	1,000	1.00%	1,307.90	5.75	1,019.90	5.04
Administrative Class	1,000	1.10%	1,307.50	6.33	1,019.40	5.54
Class A	1,000	1.35%	1,305.90	7.76	1,018.20	6.79
Class R4	1,000	1.25%	1,305.60	7.19	1,018.70	6.29
Class R3	1,000	1.50%	1,304.00	8.62	1,017.50	7.54
Small Cap Value Equity Fund
Class I	1,000	0.99%	1,559.30	6.32	1,020.00	4.99
Class R5	1,000	1.09%	1,559.10	6.95	1,019.50	5.49
Service Class	1,000	1.19%	1,557.10	7.59	1,019.00	5.99
Administrative Class	1,000	1.29%	1,558.20	8.23	1,018.50	6.49
Class A	1,000	1.54%	1,555.70	9.81	1,017.30	7.75
Class R4	1,000	1.44%	1,556.00	9.18	1,017.80	7.24
Class R3	1,000	1.69%	1,554.80	10.76	1,016.50	8.50
Small Company Value Fund
Class I	1,000	0.97%	1,688.80	6.50	1,020.10	4.89
Class R5	1,000	1.07%	1,687.10	7.17	1,019.60	5.39
Service Class	1,000	1.17%	1,685.00	7.83	1,019.10	5.89
Administrative Class	1,000	1.27%	1,686.20	8.51	1,018.60	6.39
Class A	1,000	1.52%	1,683.80	10.17	1,017.40	7.65
Class R4	1,000	1.42%	1,683.80	9.50	1,017.90	7.14
Class R3	1,000	1.67%	1,680.60	11.16	1,016.60	8.40
S&P Mid Cap Index Fund
Class I	1,000	0.18%	1,411.00	1.08	1,024.00	0.91
Class R5	1,000	0.28%	1,409.20	1.68	1,023.50	1.41
Service Class	1,000	0.43%	1,408.30	2.58	1,022.80	2.17
Administrative Class	1,000	0.53%	1,407.80	3.18	1,022.30	2.67
Class A	1,000	0.78%	1,406.00	4.68	1,021.00	3.93
Class R4	1,000	0.68%	1,407.40	4.08	1,021.50	3.43
Class R3	1,000	0.93%	1,405.50	5.58	1,020.30	4.68

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Russell 2000 Small Cap Index Fund
Class I	$1,000	0.22%	$1,479.20	$1.36	$1,023.80	$1.11
Class R5	1,000	0.32%	1,478.30	1.98	1,023.30	1.61
Service Class	1,000	0.47%	1,478.20	2.90	1,022.60	2.37
Administrative Class	1,000	0.57%	1,478.10	3.52	1,022.10	2.87
Class A	1,000	0.82%	1,475.50	5.06	1,020.80	4.13
Class R4	1,000	0.72%	1,475.90	4.44	1,021.30	3.63
Class R3	1,000	0.97%	1,474.00	5.98	1,020.10	4.89
Mid Cap Growth Fund
Class I	1,000	0.70%	1,203.50	3.85	1,021.40	3.53
Class R5	1,000	0.80%	1,203.20	4.39	1,020.90	4.03
Service Class	1,000	0.90%	1,202.30	4.94	1,020.40	4.53
Administrative Class	1,000	1.00%	1,202.20	5.49	1,019.90	5.04
Class A	1,000	1.25%	1,200.10	6.86	1,018.70	6.29
Class R4	1,000	1.15%	1,200.60	6.31	1,019.20	5.79
Class R3	1,000	1.40%	1,199.20	7.68	1,018.00	7.04
Small Cap Growth Equity Fund
Class I	1,000	0.85%	1,336.70	4.95	1,020.70	4.28
Class R5	1,000	0.95%	1,336.60	5.53	1,020.20	4.78
Service Class	1,000	1.05%	1,335.40	6.11	1,019.70	5.29
Administrative Class	1,000	1.15%	1,335.40	6.70	1,019.20	5.79
Class A	1,000	1.40%	1,332.80	8.14	1,018.00	7.04
Class R4	1,000	1.30%	1,334.00	7.56	1,018.40	6.54
Class R3	1,000	1.55%	1,332.00	9.01	1,017.20	7.80
MSCI EAFE International Index Fund
Class I	1,000	0.31%	1,199.40	1.70	1,023.40	1.56
Class R5	1,000	0.41%	1,198.20	2.25	1,022.90	2.07
Service Class	1,000	0.56%	1,197.80	3.07	1,022.10	2.82
Administrative Class	1,000	0.66%	1,197.70	3.62	1,021.60	3.33
Class A	1,000	0.91%	1,195.70	4.98	1,020.40	4.58
Class R4	1,000	0.81%	1,195.70	4.43	1,020.90	4.08
Class R3	1,000	1.06%	1,194.70	5.80	1,019.60	5.34
Overseas Fund
Class I	1,000	0.79%	1,254.40	4.44	1,021.00	3.98
Class R5	1,000	0.89%	1,253.60	5.00	1,020.50	4.48
Service Class	1,000	0.99%	1,252.90	5.56	1,020.00	4.99
Administrative Class	1,000	1.09%	1,251.60	6.12	1,019.50	5.49
Class A	1,000	1.34%	1,251.70	7.52	1,018.20	6.74
Class R4	1,000	1.24%	1,250.80	6.96	1,018.70	6.24
Class R3	1,000	1.49%	1,250.90	8.36	1,017.50	7.49
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.00%	1,240.40	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50578-00

MassMutual

Semiannual Report

MassMutual Select BlackRock Global Allocation Fund

March 31, 2021

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2021

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ended March 31, 2021.

Market Highlights

●	For the reporting period from October 1, 2020 through March 31, 2021, U.S. stocks were up over 19%, despite being in the midst of a global economic recession brought on by the COVID-19 pandemic.

●

In the fourth quarter of 2020 investors looked past rising COVID-19 cases and responded positively to plans to roll out COVID-19 vaccinations globally, further fiscal stimulus in the U.S., and a post-Brexit trade agreement between the U.K. and European Union.

●

The first quarter of 2021 was a continuation of the prior quarter with investors embracing falling COVID-19 case counts, a faster than expected vaccination rollout in the U.S., more fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	Foreign stocks in both developed and emerging markets also experienced strong gains in the reporting period, aided by increasing economic activity and continued weakening of the U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and rising interest rates.

Market Commentary

For the six months beginning on October 1, 2020, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the Federal Reserve Board’s (the Fed) commitment to low interest rates, two more rounds of fiscal stimulus, rising expectations for strong economic growth, and a rebound in corporate earnings.

As a result, the broad market S&P 500® Index* delivered a gain of 19.07% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 19.04% for the period. The more economically sensitive Dow Jones Industrial Average was up 19.91% for the period. During this period small-cap stocks significantly outperformed their large cap peers, while value stocks significantly outperformed their growth peers.

The continued market recovery, additional fiscal stimulus and the conclusion of the U.S. Presidential election affected sectors differently. The energy and financial sectors fared the best for this six-month period as investors expected these sectors to benefit the most from the stimulus-boosted economic recovery and corresponding rise in interest rates. The consumer staples and utilities sectors lagged the other sectors, though they were in positive territory for the period, with the reopening of the economy favoring the more economically sensitive sectors over these more defensive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $59.19 per barrel, up 48% for the period.

Developed international stocks, as measured by the MSCI EAFE® Index, led their domestic peers, rising 20.18% for the six-month period, aided by the global economic rebound and a weaker U.S. dollar. European stocks fared better than Japanese stocks in part due to Europe deploying

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

COVID-19 vaccines faster than Japan. Emerging-market stocks, as measured in the MSCI Emerging Markets® Index, also fared well, rising 22.43% for the period. This was despite weak returns from China after its government cut back stimulus in hopes to curb unfettered credit growth.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates to nearly zero percent and letting inflation rise above target levels until employment levels have returned to their pre-pandemic levels. Congress also continues to play its part, delivering a $900 billion stimulus bill in December 2020, delivering another $1.9 trillion in stimulus in March 2021, and promising a $2 trillion infrastructure plan before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus-fueled economic and corporate earnings recovery in 2021. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 1.74% by the end of March. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 2.73%. Investment-grade bond prices fared better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down just 1.74%. Below investment grade bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index, performed significantly better, ending the period up 7.36%, aided by investors’ strong demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/21
SPDR S&P 500 Trust ETF	4.7%
Microsoft Corp.	2.2%
Apple, Inc.	1.8%
Alphabet, Inc. Class C	1.6%
Amazon.com, Inc.	1.3%
Bank of America Corp.	1.3%
China Government International Bond 2.680% 5/21/30	1.2%
China Government International Bond 3.290% 5/23/29	1.2%
JP Morgan Chase & Co.	1.2%
Johnson & Johnson	1.1%
17.6%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Equities	68.6%
Bond & Notes	16.9%
Mutual Funds	8.1%
Purchased Options	0.8%
Warrants	0.0%
Rights	0.0%
Total Long-Term Investments	94.4%
Short-Term Investments and Other Assets and Liabilities	5.6%
Net Assets	100.0%
Equities Sold Short	(0.8)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 68.6%
COMMON STOCK — 67.7%
Australia — 0.1%
BHP Group Ltd.	476	$16,465
Brambles Ltd.	1,675	13,489
Fortescue Metals Group Ltd.	2,036	31,082
Goodman Group	647	8,913
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	457,209
Telstra Corp. Ltd.	2,348	6,077
Wesfarmers Ltd.	246	9,867
		543,102
Belgium — 0.0%
KBC Group NV (d)	204	14,813
Bermuda — 0.1%
Alibaba Health Information Technology Ltd. (d)	2,000	5,693
Brilliance China Automotive Holding Ltd. (b)	6,000	5,638
Jardine Matheson Holdings Ltd.	3,000	196,339
Nine Dragons Paper Holdings Ltd.	4,000	5,879
		213,549
Brazil — 0.1%
Ambev SA	3,548	9,638
B3 SA - Brasil Bolsa Balcao	2,116	20,533
Banco do Brasil SA	3,712	20,081
BB Seguridade Participacoes SA	3,421	14,739
Engie Brasil Energia SA	4,072	30,262
Magazine Luiza SA	23,804	85,597
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,078	26,101
Vale SA Sponsored ADR	21,681	376,816
WEG SA	733	9,710
		593,477
British Virgin Islands — 0.1%
Capri Holdings Ltd. (d)	12,317	628,167
Canada — 0.8%
Brookfield Asset Management, Inc. Class A	249	11,076
Enbridge, Inc.	138,274	5,037,148
Franco-Nevada Corp.	169	21,179
George Weston Ltd.	145	12,840
Lions Gate Entertainment Corp. Class A (d)	4,813	71,954
Loblaw Cos. Ltd.	405	22,624
Nutrien Ltd.	255	13,737
Royal Bank of Canada	196	18,072

	Number of Shares	Value
Shopify, Inc. Class A (d)	93	$102,904
Shopify, Inc. Class A (d)	12	13,248
TC Energy Corp.	1,370	62,804
Wheaton Precious Metals Corp.	8,925	340,893
		5,728,479
Cayman Islands — 1.9%
AAC Technologies Holdings, Inc.	19,000	96,317
Alibaba Group Holding Ltd. (d)	25,000	707,451
Alibaba Group Holding Ltd. Sponsored ADR (d)	5,743	1,302,110
ANTA Sports Products Ltd.	31,000	507,325
China Feihe Ltd. (e)	7,000	19,877
China Hongqiao Group Ltd.	6,500	8,739
China Resources Cement Holdings Ltd.	20,000	22,504
Country Garden Services Holdings Co. Ltd.	1,344	13,707
Dali Foods Group Co. Ltd. (e)	15,500	8,816
Diversey Holdings Ltd. (d)	94,576	1,391,213
ENN Energy Holdings Ltd.	7,100	114,055
Farfetch Ltd. Class A (d)	6,036	320,029
Haidilao International Holding Ltd. (e)	15,000	102,844
Hansoh Pharmaceutical Group Co. Ltd. (d) (e)	122,000	585,271
Hengan International Group Co. Ltd.	2,500	16,428
Highland Transcend Partners I Corp. (d)	21,145	212,719
Huazhu Group Ltd. ADR (d)	1,801	98,875
ION Acquisition Corp. 2 Ltd. (d)	10,504	106,721
JD Health International, Inc. (d) (e)	2,000	28,906
JD.com, Inc. ADR (d)	762	64,259
KE Holdings, Inc. (d)	538	30,655
Kingdee International Software Group Co. Ltd.	187,000	589,030
Kingsoft Cloud Holdings Ltd. ADR (d)	251	9,869
Li Auto, Inc. ADR (d)	32,293	807,325
Lufax Holding Ltd. (d)	2,192	31,828
Meituan (d) (e)	3,000	115,573
Ming Yuan Cloud Group Holdings Ltd. (d)	33,000	152,681
NetEase.com, Inc. ADR	2,911	300,590
New Oriental Education & Technology Group, Inc. Sponsored ADR (d)	10,472	146,608
NIO, Inc. ADR (d)	475	18,515
Pinduoduo, Inc. ADR (d)	1,074	143,787
Reinvent Technology Partners Z (d)	16,399	168,172
RLX Technology, Inc. ADR (d)	1,135	11,759
Sea Ltd. ADR (d)	2,134	476,373

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Silergy Corp.	1,000	$81,961
TAL Education Group Sponsored ADR ADR (d)	4,883	262,950
Tencent Holdings Ltd.	38,100	3,003,689
Thoma Bravo Advantage Class A (d)	15,478	161,745
Tingyi Cayman Islands Holding Corp.	14,000	25,751
Want Want China Holdings Ltd.	160,000	120,125
Wuxi Biologics Cayman, Inc. (d) (e)	45,098	568,867
Yihai International Holding Ltd.	17,000	176,981
		13,133,000
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,194	63,366
China — 0.8%
Aier Eye Hospital Group Co. Ltd. Class A	18,998	172,351
Amoy Diagnostics Co. Ltd. Class A	8,550	93,256
Anhui Conch Cement Co. Ltd. Class H	1,500	9,767
Anhui Gujing Distillery Co. Ltd. Class B	500	7,027
Asymchem Laboratories Tianjin Co. Ltd. Class A	3,627	160,374
Autobio Diagnostics Co. Ltd. Class A	5,929	99,559
BYD Co. Ltd. Class A	20,700	522,940
China CITIC Bank Class H	13,000	6,606
China Construction Bank Corp. Class H	9,000	7,567
China Galaxy Securities Co. Ltd. Class H	13,500	8,348
China Life Insurance Co. Ltd. Class H	5,000	10,351
China Merchants Bank Co. Ltd. Class H	17,000	130,083
China National Building Material Co. Ltd. Class H	40,000	58,029
China Pacific Insurance Group Co. Ltd. Class H	800	3,151
China Petroleum & Chemical Corp. Class H	40,000	21,370
Contemporary Amperex Technology Co. Ltd. Class A	21,300	1,052,667
Dongfeng Motor Group Co. Ltd. Class H	6,000	5,600
Ganfeng Lithium Co. Ltd. Class H (e)	13,800	170,166
Glodon Co. Ltd. Class A	13,900	141,720
GoerTek, Inc. Class A	7,500	31,193
Guangdong Marubi Biotechnology Co. Ltd. Class A	8,152	66,909
Guangzhou Automobile Group Co. Ltd. Class H	6,000	5,049

	Number of Shares	Value
Guangzhou Baiyun International Airport Co. Ltd.	135,300	$275,938
Haier Smart Home Co. Ltd. Class H (d)	2,800	11,279
Haitong Securities Co. Ltd. Class H	15,200	14,086
Han’s Laser Technology Industry Group Co. Ltd. Class A	29,499	191,224
Hangzhou Robam Appliances Co. Ltd. Class A	16,400	91,563
Hangzhou Tigermed Consulting Co. Ltd. Class H (d) (e)	4,500	89,349
Huaneng Power International, Inc. Class H	28,000	9,956
Hundsun Technologies, Inc. Class A	9,638	123,844
Industrial & Commercial Bank of China Ltd. Class H	120,000	86,276
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,399	112,633
Nongfu Spring Co. Ltd. Class H (d) (e)	4,000	20,045
Offcn Education Technology Co. Ltd. Class A	900	3,877
Pharmaron Beijing Co. Ltd. Class H (e)	500	9,512
PICC Property & Casualty Co. Ltd. Class H	34,000	29,551
Ping An Insurance Group Co. of China Ltd. Class A	11,444	137,652
Shanghai International Airport Co. Ltd. Class A	31,500	278,599
Shenzhen Goodix Technology Co. Ltd. Class A	700	11,982
Shenzhen Inovance Technology Co. Ltd. Class A	10,451	136,636
Venus MedTech Hangzhou, Inc. Class H (d) (e)	16,000	130,241
Venustech Group, Inc. Class A	27,650	140,931
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	14,398	180,100
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,200	14,067
WuXi AppTec Co. Ltd. Class A	6,020	129,261
Yifeng Pharmacy Chain Co. Ltd. Class A	10,680	144,746
Yihai Kerry Arawana Holdings Co. Ltd. Class A (d)	300	3,560
Yonyou Network Technology Co. Ltd. Class A	15,028	82,356
		5,243,347
Denmark — 0.2%
AP Moller - Maersk A/S Class A	10	21,805

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
AP Moller - Maersk A/S Class B	11	$25,594
DSV PANALPINA A/S	3,888	762,413
Genmab A/S (d)	824	270,820
Pandora A/S	3,341	358,024
		1,438,656
Finland — 0.2%
Neste OYJ	23,667	1,255,319
Nokia OYJ (d)	50,172	200,550
		1,455,869
France — 2.9%
Alstom SA (d)	46,266	2,307,622
Arkema SA	16,176	1,960,380
AXA SA	526	14,103
BNP Paribas SA (d)	13,928	846,267
Carrefour SA	1,530	27,717
Cie de Saint-Gobain (d)	599	35,356
Danone SA	40,274	2,763,374
EssilorLuxottica SA	11,444	1,863,833
Faurecia SE (d)	2	106
Kering SA	697	481,252
LVMH Moet Hennessy Louis Vuitton SE	3,324	2,215,085
Orange SA	1,674	20,606
Pernod-Ricard SA	174	32,664
Safran SA (d)	24,884	3,387,485
Sanofi	38,836	3,838,469
Sartorius Stedim Biotech	19	7,825
Schneider Electric SA	424	64,781
Societe Generale SA (d)	13,780	360,066
TOTAL SE	1,382	64,365
Vivendi SE	527	17,308
		20,308,664
Germany — 3.2%
adidas AG (d)	8,575	2,676,750
Allianz SE	16,157	4,113,255
Auto1 Group SE (d) (e)	11,078	628,123
Continental AG (d)	174	22,981
Daimler AG Registered	676	60,231
Deutsche Boerse AG	229	38,063
Deutsche Telekom AG	153,293	3,086,844
E.ON SE	1,199	13,952
Evonik Industries AG	252	8,911
Fresenius Medical Care AG & Co. KGaA	419	30,800
Fresenius SE & Co. KGaA	896	39,910
Henkel AG & Co. KGaA	90	8,906
Infineon Technologies AG	15,905	674,536
Puma SE (d)	14,901	1,460,812

	Number of Shares	Value
Rational AG	187	$145,126
RWE AG	7,558	296,102
SAP SE	118	14,452
Siemens AG	37,147	6,100,324
Siemens Energy AG (d)	23,639	848,605
Vantage Towers AG (d)	65,962	1,856,487
Vonovia SE	6,101	398,506
		22,523,676
Hong Kong — 0.6%
AIA Group Ltd.	307,200	3,737,242
China Resources Power Holdings Co. Ltd.	12,000	15,957
CLP Holdings Ltd.	13,000	126,301
CSPC Pharmaceutical Group Ltd.	4,000	4,853
Hang Lung Properties Ltd.	83,000	216,022
Hysan Development Co. Ltd.	20,000	78,247
Lenovo Group Ltd.	10,000	14,306
SJM Holdings Ltd.	47,000	61,667
Sun Art Retail Group Ltd.	15,500	12,706
		4,267,301
India — 0.2%
HCL Technologies Ltd.	1,802	24,295
Housing Development Finance Corp. Ltd.	388	13,337
Indian Oil Corp. Ltd.	11,553	14,537
InterGlobe Aviation Ltd. (d) (e)	4,060	90,020
Petronet LNG Ltd.	18,923	58,195
Reliance Industries Ltd.	43,602	1,199,969
Reliance Industries Ltd.	8,164	122,440
Tata Consultancy Services Ltd.	356	15,483
Vedanta Ltd.	2,426	7,608
		1,545,884
Indonesia — 0.0%
Bank Central Asia Tbk PT	87,100	186,675
Ireland — 0.1%
Eaton Corp. PLC	430	59,460
Flutter Entertainment PLC (d)	3,285	702,366
Medtronic PLC	484	57,175
		819,001
Italy — 1.7%
Assicurazioni Generali SpA (d)	37,810	758,770
Enel SpA	579,911	5,794,182
Intesa Sanpaolo (d)	1,828,584	4,970,815
		11,523,767
Japan — 1.8%
Aisin Seiki Co. Ltd.	1,300	49,591
Ajinomoto Co., Inc.	14,800	303,566
Asahi Kasei Corp.	1,300	14,967

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Astellas Pharma, Inc.	1,550	$23,932
Canon, Inc.	600	13,596
Daifuku Co. Ltd.	2,900	284,937
Disco Corp.	1,400	443,562
Eisai Co. Ltd.	300	20,154
ENEOS Holdings, Inc.	5,700	25,816
Fanuc Ltd.	2,500	594,963
GMO Payment Gateway, Inc.	1,700	227,649
Hitachi Ltd.	600	27,256
Honda Motor Co. Ltd.	900	27,091
Hoya Corp.	20,620	2,428,641
Japan Tobacco, Inc.	800	15,384
Kao Corp.	200	13,249
KDDI Corp.	12,300	377,944
Keyence Corp.	1,900	867,249
Kirin Holdings Co. Ltd.	600	11,504
Kose Corp.	5,200	736,803
M3, Inc.	100	6,874
Maeda Road Construction Co. Ltd.	2,000	38,888
Marubeni Corp.	1,300	10,880
Mitsubishi Corp.	200	5,677
Mitsubishi Estate Co. Ltd.	14,900	261,297
Mizuho Financial Group, Inc.	600	8,653
NEC Corp.	200	11,801
Nippon Telegraph & Telephone Corp.	13,480	346,935
Nissan Motor Co. Ltd. (d)	2,800	15,673
Oriental Land Co. Ltd.	3,900	587,631
Otsuka Holdings Co. Ltd.	200	8,487
Panasonic Corp.	1,700	21,963
Rakuten, Inc.	900	10,726
Recruit Holdings Co. Ltd.	18,300	898,027
Shin-Etsu Chemical Co. Ltd.	17,388	2,937,972
Sompo Holdings, Inc.	300	11,478
Sony Corp.	6,700	705,386
Sumitomo Mitsui Financial Group, Inc.	400	14,545
Tokyo Gas Co. Ltd.	800	17,781
Toshiba Corp.	300	10,164
Z Holdings Corp.	34,900	174,254
		12,612,946
Luxembourg — 0.1%
Allegro.eu SA (d) (e)	1,816	25,538
ArcelorMittal SA (d)	13,817	400,954
Globant SA (d)	449	93,217
		519,709
Mexico — 0.0%
Grupo Bimbo SAB de CV Series A	9,894	20,766

	Number of Shares	Value
Netherlands — 2.7%
Adyen NV (d) (e)	855	$1,916,822
Akzo Nobel NV	31,696	3,542,132
ASML Holding NV	7,189	4,384,850
Heineken Holding NV	153	13,620
ING Groep NV	397,142	4,873,710
ING Groep NV	1,003	12,267
JDE Peet’s NV (d)	467	17,141
Koninklijke Ahold Delhaize NV	1,238	34,483
Koninklijke Philips NV (d)	9,776	558,146
NXP Semiconductors NV	17,014	3,425,599
Schlumberger NV	846	23,003
		18,801,773
Norway — 0.0%
LINK Mobility Group Holding ASA (d)	19,777	96,173
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	878	14,086
Portugal — 0.0%
Jeronimo Martins SGPS SA	6,985	117,593
Republic of Korea — 0.5%
Celltrion, Inc. (d)	16	4,610
Hana Financial Group, Inc.	578	21,808
Kakao Corp.	2,114	933,678
KB Financial Group, Inc.	529	26,218
LG Chem Ltd.	1,657	1,184,650
LG Electronics, Inc.	60	7,995
LG Uplus Corp.	526	5,705
NCSoft Corp.	376	290,967
POSCO	524	150,168
Samsung Biologics Co. Ltd. (d) (e)	43	28,507
Samsung Electronics Co. Ltd.	251	18,130
Samsung Fire & Marine Insurance Co. Ltd.	102	17,153
Samsung SDI Co. Ltd.	1,440	843,858
SK Biopharmaceuticals Co. Ltd. (d)	143	13,071
		3,546,518
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	191	6,316
Singapore — 0.1%
DBS Group Holdings Ltd.	10,200	220,034
United Overseas Bank Ltd.	11,700	226,007
		446,041
South Africa — 0.0%
Anglo American Platinum Ltd.	158	23,154
AngloGold Ashanti Ltd.	203	4,439
Kumba Iron Ore Ltd.	505	20,812

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MTN Group Ltd.	3,129	$18,394
		66,799
Spain — 0.3%
Cellnex Telecom SA (e)	33,699	1,940,574
Endesa SA	730	19,333
		1,959,907
Sweden — 1.0%
Atlas Copco AB Class A	4,871	296,578
Hexagon AB Class B	7,307	673,860
Sandvik AB (d)	250	6,832
Svenska Handelsbanken AB Class A	1,157	12,561
Swedbank AB Class A	12,805	225,396
Telefonaktiebolaget LM Ericsson Class B	37,954	502,047
Volvo AB Class B (d)	212,402	5,374,234
		7,091,508
Switzerland — 0.6%
ABB Ltd. Registered	1,662	50,549
Alcon, Inc. (d)	4,152	291,387
Chubb Ltd.	8,659	1,367,862
Cie Financiere Richemont SA	2,812	270,025
Kuehne & Nagel International AG Registered	32	9,131
Nestle SA	4,182	466,106
Novartis AG Registered	226	19,306
Roche Holding AG	68	21,980
Sika AG Registered	2,497	713,249
Straumann Holding AG Registered	343	427,694
UBS Group AG Registered	3,060	47,379
		3,684,668
Taiwan — 1.1%
ASE Technology Holding Co. Ltd.	3,000	11,438
Asustek Computer	1,000	13,114
Cathay Financial Holding Co. Ltd.	74,000	125,077
Chunghwa Telecom Co. Ltd.	36,000	140,700
Formosa Chemicals & Fibre Corp.	33,000	101,457
Formosa Plastics Corp.	29,000	102,791
Fubon Financial Holding Co. Ltd.	80,000	159,628
Hon Hai Precision Industry Co. Ltd.	41,080	180,184
MediaTek, Inc.	10,000	343,687
Nan Ya Plastics Corp.	40,000	112,009
Nanya Technology Corp.	5,000	16,265
Taiwan Semiconductor Manufacturing Co. Ltd.	292,000	6,071,677
Uni-President Enterprises Corp.	59,000	151,454
United Microelectronics Corp.	12,000	21,434
Yageo Corp.	12,000	235,375
		7,786,290

	Number of Shares	Value
Thailand — 0.0%
Intouch Holdings PCL	73,500	$136,416
Thai Beverage PCL	86,800	47,799
		184,215
Turkey — 0.0%
Turkiye Petrol Rafinerileri AS (d)	1,790	19,604
United Kingdom — 2.3%
Anglo American PLC	10,514	411,951
Aptiv PLC	19,509	2,690,291
AstraZeneca PLC	36,864	3,676,069
Atlassian Corp. PLC Class A (d)	1,748	368,409
Barclays PLC	54,215	139,015
Berkeley Group Holdings PLC	6,494	397,543
BHP Group PLC	15,972	461,132
BP PLC	1,282	5,201
BT Group PLC (d)	3,662	7,817
Diageo PLC	1,300	53,464
Experian PLC	366	12,608
Ferguson PLC	3,229	385,930
GlaxoSmithKline PLC	3,739	66,368
Legal & General Group PLC	5,849	22,471
Lloyds Banking Group PLC (d)	8,909	5,216
NMC Health PLC (a) (b) (d)	27,178	—
RELX PLC	974	24,435
Rio Tinto PLC	5,379	411,503
Royal Dutch Shell PLC Class A	398	7,748
Sensata Technologies Holding PLC (d)	2,085	120,826
Unilever PLC	72,822	4,063,937
Vodafone Group PLC	1,515,198	2,757,339
		16,089,273
United States — 44.2%
Abbott Laboratories	23,685	2,838,410
AbbVie, Inc.	37,537	4,062,254
ACV Auctions, Inc. (d)	8,773	303,634
Adobe, Inc. (d)	125	59,421
Advance Auto Parts, Inc.	574	105,323
Advanced Micro Devices, Inc. (d)	225	17,663
Aflac, Inc.	212	10,850
Air Products & Chemicals, Inc. (f)	14,487	4,075,773
Airbnb, Inc.Class A (d)	25	4,699
Alaska Air Group, Inc.	2,542	175,932
Alphabet, Inc. Class A (d)	182	375,379
Alphabet, Inc. Class C (d)	5,394	11,158,190
Altair Engineering, Inc. Class A (d)	8,291	518,768
Amazon.com, Inc. (d) (f)	2,975	9,204,888
American Express Co.	74	10,467
American Tower Corp.	19,074	4,559,830

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
American Water Works Co., Inc.	2,561	$383,945
Amgen, Inc.	1,729	430,193
Analog Devices, Inc.	926	143,604
Anthem, Inc.	9,199	3,301,981
Apellis Pharmaceuticals, Inc. (d)	3,262	139,972
Apple, Inc. (f)	104,019	12,705,921
Applied Materials, Inc.	26,303	3,514,081
Autodesk, Inc. (d)	7,740	2,145,141
Avalara, Inc. (d)	2,740	365,598
Bank of America Corp.	235,865	9,125,617
The Bank of New York Mellon Corp.	821	38,825
Baxter International, Inc.	5,443	459,063
Becton Dickinson and Co.	5,406	1,314,469
Berkshire Hathaway, Inc. Class B (d)	3,588	916,626
Boston Scientific Corp. (d)	123,702	4,781,082
Bristol-Myers Squibb Co.	45,142	2,849,815
Broadcom, Inc.	984	456,241
Brown-Forman Corp. Class B	450	31,037
C.H. Robinson Worldwide, Inc.	3,462	330,379
C3.ai, Inc., Lockup Shares (Acquired 10/07/19, Cost $558,600) (b) (c) (d)	18,268	1,181,300
Cadence Design Systems, Inc. (d)	2,260	309,597
California Resources Corp. (d)	6,154	148,065
Capital One Financial Corp.	40,158	5,109,302
Cerner Corp.	724	52,041
The Charles Schwab Corp.	65,467	4,267,139
Charter Communications, Inc. Class A (d)	4,719	2,911,717
Cigna Corp.	136	32,877
Citigroup, Inc.	15,812	1,150,323
Cloudera, Inc. (d)	3,760	45,759
Cognizant Technology Solutions Corp. Class A	22,398	1,749,732
Colgate-Palmolive Co.	6,504	512,710
Comcast Corp. Class A (f)	96,213	5,206,085
ConocoPhillips	50,992	2,701,046
Consolidated Edison, Inc.	170	12,716
Constellation Brands, Inc. Class A	60	13,680
Corteva, Inc.	1,097	51,142
Costco Wholesale Corp.	7,084	2,496,968
Coupa Software, Inc. (d)	1,105	281,200
Crowdstrike Holdings, Inc. Class A (d)	6,437	1,174,817
Cummins, Inc.	94	24,356
D.R. Horton, Inc.	38,263	3,409,999
Danimer Scientific, Inc. (d)	3,788	142,997
Datadog, Inc. Class A (d)	2,041	170,097
Deere & Co.	531	198,668
Dell Technologies Class C (d)	26,345	2,322,312

	Number of Shares	Value
Delta Air Lines, Inc.	412	$19,891
Devon Energy Corp.	9,927	216,905
DexCom, Inc. (d)	90	32,345
DocuSign, Inc. (d)	76	15,386
Dow, Inc.	10,292	658,071
Driven Brands Holdings, Inc. (d)	4,736	120,389
Dynatrace, Inc. (d)	9,701	467,976
eBay, Inc.	644	39,439
Ecolab, Inc.	105	22,477
Edwards Lifesciences Corp. (d)	12,818	1,072,098
Electronic Arts, Inc.	264	35,738
Emerson Electric Co.	352	31,757
EPAM Systems, Inc. (d)	395	156,693
EQT Corp.	75,033	1,394,113
Equinix, Inc.	10	6,796
Expedia Group, Inc.	1,957	336,839
Exxon Mobil Corp.	4,615	257,655
Facebook, Inc. Class A (d)	9,392	2,766,226
FedEx Corp.	174	49,423
Fieldwood Energy LLC (d)	1,094	—
Fieldwood Energy LLC (d)	4,052	—
Fifth Wall Acquisition Corp. I Class A (d)	26,286	262,860
Ford Motor Co. (d)	870	10,658
Fortinet, Inc. (d)	2,872	529,654
Fortive Corp.	50,470	3,565,201
Fortune Brands Home & Security, Inc.	3,566	341,694
Fox Corp. Class A	593	21,413
Fox Corp. Class B	482	16,836
Freeport-McMoRan, Inc. (d)	122,687	4,040,083
Generac Holdings, Inc. (d)	310	101,510
Gilead Sciences, Inc.	223	14,413
Global Payments, Inc.	22,364	4,508,135
The Goldman Sachs Group, Inc.	850	277,950
Green Plains, Inc. (d)	7,750	209,793
HCA Healthcare, Inc.	4,200	791,028
Hilton Worldwide Holdings, Inc.	7,399	894,687
HP, Inc.	990	31,433
Humana, Inc.	259	108,586
IDEXX Laboratories, Inc. (d)	30	14,679
Illinois Tool Works, Inc.	185	40,981
Illumina, Inc. (d)	293	112,530
Incyte Corp. (d)	94	7,639
Insulet Corp. (d)	407	106,194
Intel Corp.	3,877	248,128
International Flavors & Fragrances, Inc.	16,857	2,353,406
International Paper Co.	847	45,797
Intuit, Inc.	111	42,520

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Intuitive Surgical, Inc. (d)	1,776	$1,312,357
Iovance Biotherapeutics, Inc. (d)	2,291	72,533
IQVIA Holdings, Inc. (d)	47	9,078
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	—
Johnson & Johnson	44,669	7,341,350
JP Morgan Chase & Co.	52,842	8,044,138
Khosla Ventures Acquisition Co. (d)	21,089	212,999
KLA Corp.	15	4,956
L3 Harris Technologies, Inc.	17,303	3,506,972
Lam Research Corp.	31	18,452
Las Vegas Sands Corp.	7,444	452,297
Liberty Media Acquisition Co. (d)	41,914	448,899
Liberty Media Corp-Liberty SiriusXM Class A (d)	24,958	1,100,149
Liberty Media Corp-Liberty SiriusXM Class C (d)	31,413	1,385,627
Live Nation Entertainment, Inc. (d)	1,991	168,538
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	21,709
Lowe’s Cos., Inc.	17,856	3,395,854
Lululemon Athletica, Inc. (d)	41	12,575
Lyft, Inc. Class A (d)	18,120	1,144,822
Marathon Oil Corp.	5,913	63,151
Marsh & McLennan Cos., Inc.	27,419	3,339,634
Masco Corp.	8,969	537,243
Mastercard, Inc. Class A	17,424	6,203,815
McDonald’s Corp.	14,978	3,357,169
McKesson Corp.	55	10,727
MercadoLibre, Inc. (d)	26	38,276
Merck & Co., Inc.	17,780	1,370,660
Micron Technology, Inc. (d)	34,687	3,059,740
Microsoft Corp.	63,972	15,082,678
MongoDB, Inc. (d)	1,189	317,974
Monster Beverage Corp. (d)	3,697	336,760
Morgan Stanley	58,183	4,518,492
Netflix, Inc. (d)	97	50,601
Nevro Corp. (d)	620	86,490
New Relic, Inc. (d)	2,859	175,771
NextEra Energy, Inc.	73,560	5,561,872
Northern Trust Corp.	174	18,289
Northrop Grumman Corp.	271	87,706
NVIDIA Corp.	5,859	3,128,296
Okta, Inc. (d)	2,281	502,801
Otis Worldwide Corp.	910	62,290
Palo Alto Networks, Inc. (d)	1,806	581,640
Parker Hannifin Corp.	49	15,456
PayPal Holdings, Inc. (d)	14,153	3,436,915
Peloton Interactive, Inc. Class A (d)	17,693	1,989,401

	Number of Shares	Value
Penn National Gaming, Inc. (d)	3,398	$356,246
PepsiCo, Inc.	3,294	465,936
Pioneer Natural Resources Co.	494	78,457
Playtika Holding Corp. (d)	56,631	1,540,930
The PNC Financial Services Group, Inc.	226	39,643
PPG Industries, Inc.	24,672	3,707,215
The Procter & Gamble Co.	121	16,387
Prologis, Inc.	389	41,234
Proofpoint, Inc. (d)	1,331	167,427
Prudential Financial, Inc.	206	18,767
PTC, Inc. (d)	24,038	3,308,831
PubMatic, Inc. (d)	4,872	240,287
PVH Corp.	2,686	283,910
QUALCOMM, Inc.	5,865	777,640
Quest Diagnostics, Inc.	2,753	353,320
Raytheon Technologies Corp.	24,979	1,930,127
Regeneron Pharmaceuticals, Inc. (d)	25	11,829
RingCentral, Inc. Class A (d)	1,058	315,157
Rockwell Automation, Inc.	80	21,235
Sabre Corp.	872	12,914
salesforce.com, Inc. (d)	16,855	3,571,069
SBA Communications Corp.	76	21,094
Seagen, Inc. (d)	1,538	213,567
Sempra Energy	26,329	3,490,699
ServiceNow, Inc. (d)	3,142	1,571,346
Silk Road Medical, Inc. (d)	4,250	215,263
Sonos, Inc. (d)	27,580	1,033,423
The Southern Co.	316	19,643
Southwest Airlines Co.	23,740	1,449,564
Splunk, Inc. (d)	2,667	361,325
Stanley Black & Decker, Inc.	92	18,370
Starbucks Corp.	13,258	1,448,702
Starwood Property Trust, Inc.	20,202	499,798
Stryker Corp.	1,248	303,988
Sysco Corp.	114	8,976
T-Mobile US, Inc. (d)	5,546	694,858
Target Corp.	166	32,880
Tesla Motors, Inc. (d)	53	35,400
The The Home Depot, Inc.	14,483	4,420,936
Thermo Fisher Scientific, Inc.	5,964	2,721,850
The TJX Cos., Inc.	43,243	2,860,524
Toll Brothers, Inc.	32,086	1,820,239
TransDigm Group, Inc. (d)	1,167	686,103
The Travelers Cos., Inc.	2,026	304,710
Twilio, Inc. Class A (d)	1,849	630,065
U.S. Bancorp	11,141	616,209
Ulta Beauty, Inc. (d)	1,849	571,655
Union Pacific Corp.	20,122	4,435,090

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	24,128	$4,101,519
United States Oil Fund LP (d) (g)	1,582	64,118
United States Steel Corp.	20,731	542,530
UnitedHealth Group, Inc.	17,820	6,630,287
Vail Resorts, Inc.	182	53,082
Valero Energy Corp.	23,120	1,655,392
Verizon Communications, Inc.	916	53,265
Vertex Pharmaceuticals, Inc. (d)	4,485	963,782
Vertiv Holdings Co.	126,431	2,528,620
VF Corp.	273	21,818
Visa, Inc. Class A	3,766	797,375
VMware, Inc. Class A (d)	20,028	3,013,213
Vulcan Materials Co.	18,707	3,156,806
Wal-Mart Stores, Inc.	17,154	2,330,028
The Walt Disney Co. (d)	22,147	4,086,564
Wayfair, Inc. Class A (d)	406	127,789
Western Digital Corp.	5,471	365,189
Weyerhaeuser Co.	7,478	266,217
Workday, Inc. Class A (d)	1,032	256,380
Wynn Resorts Ltd.	5,259	659,321
Xilinx, Inc.	2,496	309,254
Yum China Holdings, Inc.	4,220	249,866
Yum! Brands, Inc.	109	11,792
Zoetis, Inc.	2,469	388,818
Zoom Video Communications, Inc. Class A (d)	184	59,117
Zscaler, Inc. (d)	3,790	650,629
		306,664,502

TOTAL COMMON STOCK (Cost $359,812,394)		469,959,480

PREFERRED STOCK — 0.9%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
BRL	1,042	6,444
Itau Unibanco Holding SA 5.160%
BRL	24,981	124,136
		130,580
United Kingdom — 0.1%
Aptiv PLC, Convertible
5.500%	3,561	562,246
United States — 0.8%
2020 Cash Mandatory Exchangeable Trust, Convertible
5.250% (e)	914	1,029,996
Becton Dickinson and Co., Convertible
6.000%	13,598	730,485

	Number of Shares	Value
Boston Scientific Corp., Convertible
5.500%	2,343	$251,310
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%
6.582% VRN	16,932	455,471
Databricks, Inc., Series F, (Acquired 10/22/19, Cost $283,760)
(a) (b) (c)	6,607	1,050,843
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785%
5.983% VRN	18,600	473,928
Grand Rounds, Inc., Series C, (Acquired 3/31/15, Cost $336,853)
(a) (b) (c)	121,323	448,895
Grand Rounds, Inc., Series D, (Acquired 5/01/18, Cost $185,458)
(a) (b) (c)	76,520	280,828
Lookout, Inc., Series F, (Acquired 9/19/14-10/22/14, Cost $628,910)
(a) (b) (c)	55,056	646,908
Wells Fargo & Co. Series L
7.500%	153	216,864
		5,585,528

TOTAL PREFERRED STOCK (Cost $4,920,365)		6,278,354

TOTAL EQUITIES (Cost $364,732,759)		476,237,834

	Principal Amount
BONDS & NOTES — 16.9%

BANK LOANS — 1.5%
France — 0.3%
Babilou Group, Term Loan B, Euribor + 5.000%
5.000% VRN 11/17/27 EUR (i)	$713,000	836,486
Cablevision Lightpath LLC, Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 11/30/27	63,840	63,680
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	280,638	279,322
LBM Acquisition LLC
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	81,825	81,430

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Delayed Draw Term Loan, 3 mo. USD USD LIBOR + 3.75
4.500% FRN 12/17/27	$18,183	$18,096
White Cap Buyer LLC, Term Loan B, 6 mo. USD LIBOR + 4.000%
4.500% VRN 10/19/27	445,883	444,768
		1,723,782
Netherlands — 0.3%
Boels Topholding BV, 2020 Term Loan B, EURIBOR + 4.000%
4.000% VRN 2/06/27 EUR (i)	825,000	968,793
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (i)	1,017,786	1,185,358
		2,154,151
Spain — 0.0%
Triton Water Holdings, Inc., Term Loan,
0.000% 3/31/28 (j)	160,000	159,250
United States — 0.9%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 6.000%
6.750% VRN 2/02/26	249,375	249,375
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 9/19/24	46,000	45,793
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%
4.453% VRN 2/11/26	71,000	71,059
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	48,826	48,801
Avaya, Inc.
2021 Term Loan B2,
0.000% 12/15/27 (j)	50,000	49,965
2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.356% VRN 12/15/27	75,410	75,398
Caesars Resort Collection LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.500%
4.609% VRN 7/21/25	116,415	116,561
City Brewing Company, LLC, Term Loan B,
0.000% 3/31/28 (j)	113,000	112,435

	Principal Amount	Value
Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 6/08/26	$33,137	$32,951
The Dun & Bradstreet Corp., Term Loan, 1 mo. USD LIBOR + 3.250%
3.359% VRN 2/06/26	110,024	109,337
ECL Entertainment, LLC, Term Loan,
0.000% 3/31/28 (j)	176,000	174,240
The Enterprise Development Authority, Term Loan B,
0.000% 2/18/28 (j)	379,000	379,947
Flexera Software LLC, 2020 Term Loan B,
0.000% 1/26/28 (j)	75,112	75,152
Foundation Building Materials Holding Co. LLC
2021 Delayed Draw Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	24,433	24,182
2021 Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	42,248	41,815
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	218,336	216,790
Granite Acquisition, Inc., 2021 Term Loan B,
0.000% 3/31/28 (j)	56,000	55,790
Herschend Entertainment Co. LLC, Term Loan B, 3 mo. USD LIBOR + 5.750%
6.750% VRN 8/25/25	299,495	303,987
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.859% VRN 6/22/26	491,275	486,485
Informatica LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.359% VRN 2/25/27	199,995	198,295
Knowlton Development Corp., Inc., 2020 Term Loan B, EURIBOR + 5.000%
5.000% VRN 12/22/25 EUR (i)	627,036	734,097
Leslie’s Poolmart, Inc. ., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 3/04/28	213,000	211,579

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
LogMeIn, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
4.854% VRN 8/31/27	$255,659	$254,780
McAfee LLC, 2018 USD Term Loan B,
0.000% 9/30/24 (j)	74,787	74,768
Pacific Gas & Electric Co., 2020 Exit Term Loan B, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	160,785	160,433
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 12/28/27	159,000	157,908
Peraton Holding Corp.
Delayed Draw Term Loan B,
0.000% 2/01/28 (j)	59,651	59,602
Delayed Draw Term Loan B, 1 mo. USD LIBOR + 3.75
4.500% FRN 2/01/28	104,980	104,893
Playtika Holding Corp., 2021 Term Loan,
0.000% 3/13/28 (j)	428,000	425,325
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	304,000	302,608
RealPage, Inc., Term Loan,
0.000% 2/17/28 (j)	178,000	177,085
Select Medical Corporation, 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.360% VRN 3/06/25	48,948	48,607
Shearer’s Foods, Inc. ., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 9/23/27	100,566	100,298
Signal Parent, Inc., Term Loan B,
0.000% 3/25/28 (j)	160,000	158,800
Surf Holdings, LLC, USD Term Loan,
0.000% 3/05/27 (j)	228,804	226,386
The Ultimate Software Group, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	120,697	120,697
VS Buyer, LLC, Term Loan B, 1 mo. USD LIBOR + 3.000%
3.109% VRN 2/28/27	74,811	74,468
Western Digital Corp., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.865% VRN 4/29/23	75,000	74,876

	Principal Amount	Value
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	$48,948	$48,703
		6,384,271

TOTAL BANK LOANS (Cost $10,193,910)		10,421,454

CORPORATE DEBT — 5.2%
Argentina — 0.0%
Genneia SA
8.750% 1/20/22 (e)	80,000	71,400
Australia — 0.4%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (e)	200,000	187,820
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-10/01/20, Cost $1,123,715),
7.500% 10/01/26 (a) (b) (c) (e)	1,087,280	1,087,280
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000),
12.000% 10/01/28 (a) (b) (c) (e)	1,095,355	1,095,355
Westpac Banking Corp.
2.963% 11/16/40	44,000	40,829
		2,411,284
Austria — 0.0%
Suzano Austria GmbH
3.750% 1/15/31	69,000	71,329
Bermuda — 0.0%
Inkia Energy Ltd.
5.875% 11/09/27 (e)	200,000	210,000
Brazil — 0.0%
Oi SA
10.000% 7/27/25	64,000	67,520
British Virgin Islands — 0.0%
Gold Fields Orogen Holdings BVI Ltd.
5.125% 5/15/24 (e)	200,000	218,800
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc.
4.000% 10/15/30 (e)	72,000	69,480
4.375% 1/15/28 (e)	10,000	10,047
Bausch Health Cos., Inc.
6.250% 2/15/29 (e)	36,000	38,205
7.000% 1/15/28 (e)	10,000	10,855
9.000% 12/15/25 (e)	21,000	22,811

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Bombardier, Inc.
6.125% 1/15/23 (e)	$15,000	$15,619
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.250% 9/15/27 (e)	9,000	9,394
Clarios Global LP
6.750% 5/15/25 (e)	4,000	4,279
First Quantum Minerals Ltd.
6.875% 10/15/27 (e)	200,000	214,500
GFL Environmental, Inc.
5.125% 12/15/26 (e)	5,000	5,269
Hudbay Minerals, Inc.
6.125% 4/01/29 (e)	15,000	16,012
Masonite International Corp.
5.375% 2/01/28 (e)	10,000	10,613
Mattamy Group Corp.
4.625% 3/01/30 (e)	126,000	125,153
5.250% 12/15/27 (e)	2,000	2,093
		554,330
Cayman Islands — 0.1%
Sable International Finance Ltd.
5.750% 9/07/27 (e)	300,000	316,125
Shelf Drilling Holdings Ltd.
8.875% 11/15/24 (e)	15,000	15,000
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (e)	32,786	37,048
Vale Overseas Ltd.
6.250% 8/10/26	78,000	92,781
		460,954
Chile — 0.0%
Corp. Nacional del Cobre de Chile
4.250% 7/17/42 (e)	200,000	215,741
Colombia — 0.1%
Ecopetrol SA
6.875% 4/29/30	144,000	175,306
Empresas Publicas de Medellin ESP
4.250% 7/18/29 (e)	200,000	202,500
		377,806
Cyprus — 0.0%
MHP SE
7.750% 5/10/24 (e)	200,000	214,134
France — 0.1%
BNP Paribas SA
5 year CMT + 2.050% 2.588% VRN 8/12/35 (e)	306,000	287,583
2.824% 1/26/41 (e)	200,000	179,927
		467,510

	Principal Amount	Value
Germany — 0.2%
Douglas GmbH
6.000% 4/08/26 EUR (e) (i) (k)	$439,000	$503,953
Kirk Beauty SUN GmbH
8.250% 10/01/26 EUR (e) (i) (k)	219,000	244,008
KME SE
6.750% 2/01/23 EUR (e) (i)	318,000	316,097
		1,064,058
India — 0.0%
Muthoot Finance Ltd.
6.125% 10/31/22 (e)	200,000	207,380
REI Agro Ltd., Convertible
5.500% 11/13/14 (b) (e) (l)	618,000	5,939
		213,319
Indonesia — 0.0%
Pertamina Persero PT
3.650% 7/30/29 (e)	200,000	208,939
Ireland — 0.1%
C&W Senior Financing DAC
6.875% 9/15/27 (e)	300,000	319,875
Israel — 0.0%
Leviathan Bond Ltd.
5.750% 6/30/23 (e)	91,136	95,237
Luxembourg — 0.1%
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125% 4/01/29 (e)	56,000	56,573
Garfunkelux Holdco 3 SA
6.750% 11/01/25 EUR (e) (i)	133,000	161,192
7.750% 11/01/25 GBP (e) (i)	226,000	321,929
Rumo Luxembourg Sarl
5.875% 1/18/25 (e)	200,000	211,055
		750,749
Mexico — 0.1%
Alfa SAB de CV
6.875% 3/25/44 (e)	200,000	247,300
Banco Mercantil del Norte SA 5 year CMT + 4.967%
6.750% VRN (e) (h)	200,000	208,500
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (e)	200,000	205,752
Petroleos Mexicanos
6.350% 2/12/48	90,000	74,934
6.500% 3/13/27	212,000	221,540
6.950% 1/28/60	30,000	25,875
7.690% 1/23/50	30,000	27,975
		1,011,876

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.1%
Bio City Development Co. B.V., (Acquired 7/05/11, Cost $1,400,000),
8.000% 7/06/21 (a) (b) (c) (e) (l)	$1,400,000	$131,320
Equate Petrochemical BV
4.250% 11/03/26 (e)	200,000	217,330
Petrobras Global Finance BV
5.299% 1/27/25	70,000	77,350
5.600% 1/03/31	251,000	264,504
5.999% 1/27/28	41,000	45,048
		735,552
Panama — 0.0%
Carnival Corp.
11.500% 4/01/23 (e)	120,000	137,550
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.250% 11/24/30 (e)	400,000	382,766
Switzerland — 0.0%
Credit Suisse Group AG 5 year CMT + 3.554%
4.500% VRN (e) (h)	200,000	186,500
United Arab Emirates — 0.0%
DP World PLC
6.850% 7/02/37 (e)	100,000	129,000
United Kingdom — 0.3%
Ellaktor Value PLC
6.375% 12/15/24 EUR (e) (i)	420,000	455,594
Lloyds Banking Group PLC 5 Year UK Gilt + 2.400%
2.707% VRN 12/03/35 GBP (e) (i)	521,000	716,573
Modulaire Global Finance Plc
6.500% 2/15/23 EUR (e) (i)	776,000	924,168
Royalty Pharma PLC
3.550% 9/02/50 (e)	59,000	56,049
Vodafone Group PLC
4.250% 9/17/50	51,000	56,016
5 year USD Swap + 4.873% 7.000% VRN 4/04/79	10,000	12,047
		2,220,447
United States — 3.4%
7-Eleven, Inc.
2.800% 2/10/51 (e)	62,000	55,341
AbbVie, Inc.
4.250% 11/21/49	18,000	20,279
Acadia Healthcare Co., Inc.
5.000% 4/15/29 (e)	18,000	18,679
5.500% 7/01/28 (e)	54,000	56,848

	Principal Amount	Value
The ADT Security Corp.
4.875% 7/15/32 (e)	$4,000	$4,065
Affinity Gaming
6.875% 12/15/27 (e)	68,000	71,655
Air Lease Corp.
3.125% 12/01/30	129,000	128,523
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
3.500% 3/15/29 (e)	331,000	314,993
5.750% 3/15/25	8,000	8,262
Altria Group, Inc.
3.400% 2/04/41	32,000	29,590
3.700% 2/04/51	61,000	55,441
Amazon.com, Inc.
2.500% 6/03/50	62,000	55,236
AMC Networks, Inc.
4.750% 8/01/25	11,000	11,284
5.000% 4/01/24	6,000	6,075
American Builders & Contractors Supply Co., Inc.
4.000% 1/15/28 (e)	4,000	4,000
American Express Co. 3 mo. USD LIBOR + 3.285%
3.469% VRN (h)	241,000	238,822
American Tower Corp.
2.950% 1/15/51	63,000	55,512
3.100% 6/15/50	32,000	29,321
AMN Healthcare, Inc.
4.000% 4/15/29 (e)	23,000	22,885
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	67,000	75,805
Anthem, Inc.
3.125% 5/15/50	31,000	29,485
Apple, Inc.
2.650% 2/08/51	61,000	55,559
Aramark Services, Inc.
4.750% 6/01/26	14,000	14,392
5.000% 2/01/28 (e)	33,000	34,246
AT&T, Inc.
3.300% 2/01/52	62,000	56,039
Avantor Funding, Inc.
4.625% 7/15/28 (e)	79,000	82,504
Avaya, Inc.
6.125% 9/15/28 (e)	75,000	79,785

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
B&G Foods, Inc.
5.250% 9/15/27	$4,000	$4,162
Ball Corp.
2.875% 8/15/30	23,000	22,155
Bank of America Corp.
SOFR + 1.650% 3.483% VRN 3/13/52	54,000	54,847
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	26,000	28,977
BAT Capital Corp.
3.984% 9/25/50	90,000	84,278
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	20,000	22,160
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625% 12/15/25 (e)	27,000	29,098
Boise Cascade Co.
4.875% 7/01/30 (e)	12,000	12,570
Bristow Group, Inc.
6.875% 3/01/28 (e)	118,000	117,618
British Airways 2020-1 Class A Pass Through Trust
4.250% 5/15/34 (e)	42,626	44,636
Broadcom, Inc.
1.950% 2/15/28 (e)	34,000	33,212
3.750% 2/15/51 (e)	88,000	84,515
Buckeye Partners LP
4.125% 3/01/25 (e)	125,000	127,536
4.150% 7/01/23	3,000	3,079
Builders FirstSource, Inc.
6.750% 6/01/27 (e)	8,000	8,580
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250% 1/31/26 (e)	18,000	18,608
Caesars Entertainment, Inc.
6.250% 7/01/25 (e)	411,000	437,222
Caesars Resort Collection LLC / CRC Finco Inc.
5.750% 7/01/25 (e)	87,000	91,811
Calpine Corp.
4.500% 2/15/28 (e)	17,000	17,143
5.125% 3/15/28 (e)	40,000	40,186
Carrier Global Corp.
3.577% 4/05/50	114,000	111,600
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (e)	41,000	42,486
Cedar Fair LP
5.250% 7/15/29	7,000	7,210

	Principal Amount	Value
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375% 4/15/27	$7,000	$7,175
5.500% 5/01/25 (e)	13,000	13,662
Centene Corp.
4.250% 12/15/27	35,000	36,801
Centennial Resource Production LLC
5.375% 1/15/26 (e)	15,000	13,200
CenturyLink, Inc.
4.000% 2/15/27 (e)	13,000	13,279
5.125% 12/15/26 (e)	12,000	12,641
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (h)	129,000	126,633
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	418,000	413,274
3.500% 6/01/41	59,000	55,962
3.700% 4/01/51	22,000	20,514
Cheniere Energy Partners LP
4.500% 10/01/29	20,000	20,800
5.625% 10/01/26	16,000	16,731
Cheniere Energy, Inc.
4.625% 10/15/28 (e)	114,000	118,579
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	133,000	138,439
5.875% 2/01/29 (e)	25,000	26,500
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (e)	16,000	16,320
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (e)	50,000	54,065
Churchill Downs, Inc.
4.750% 1/15/28 (e)	2,000	2,068
5.500% 4/01/27 (e)	9,000	9,407
Citigroup, Inc.
3 mo. USD LIBOR + 4.095% 4.289% VRN (h)	333,000	331,335
SOFR + 3.914% 4.412% VRN 3/31/31	172,000	195,537
SOFR + 4.548% 5.316% VRN 3/26/41	43,000	55,236
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (e)	6,000	6,372
Clark Equipment Co.
5.875% 6/01/25 (e)	24,000	25,380

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Clean Harbors, Inc.
4.875% 7/15/27 (e)	$8,000	$8,440
CNX Resources Corp.
7.250% 3/14/27 (e)	4,000	4,296
Colt Merger Sub, Inc.
8.125% 7/01/27 (e)	215,000	237,188
CommScope Technologies Finance LLC
6.000% 6/15/25 (e)	60,000	61,203
CommScope, Inc.
7.125% 7/01/28 (e)	49,000	52,042
Continental Resources, Inc.
4.375% 1/15/28	6,000	6,336
Crown Castle International Corp.
3.250% 1/15/51	22,000	20,185
CrownRock LP / CrownRock Finance, Inc.
5.625% 10/15/25 (e)	23,000	23,465
CSC Holdings LLC
4.125% 12/01/30 (e)	255,000	253,286
4.625% 12/01/30 (e)	416,000	409,184
CVS Health Corp.
5.050% 3/25/48	17,000	20,804
Darling Ingredients, Inc.
5.250% 4/15/27 (e)	7,000	7,315
DaVita, Inc.
3.750% 2/15/31 (e)	406,000	389,029
4.625% 6/01/30 (e)	254,000	258,356
DCP Midstream Operating LP
5.125% 5/15/29	3,000	3,190
5.375% 7/15/25	7,000	7,585
Dell International LLC/EMC Corp.
8.350% 7/15/46 (e)	37,000	56,165
DISH DBS Corp.
7.750% 7/01/26	20,000	22,030
Elanco Animal Health, Inc.
4.912% STEP 8/27/21	7,000	7,061
5.900% STEP 8/28/28	10,000	11,338
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	11,000	10,753
Encompass Health Corp.
4.500% 2/01/28	11,000	11,265
Endeavor Energy Resources LP / EER Finance, Inc.
5.500% 1/30/26 (e)	7,000	7,265
5.750% 1/30/28 (e)	26,000	27,464
6.625% 7/15/25 (e)	7,000	7,481
Energizer Holdings, Inc.
4.375% 3/31/29 (e)	20,000	20,070

	Principal Amount	Value
4.750% 6/15/28 (e)	$33,000	$34,031
Energy Transfer Operating LP
5.000% 5/15/50	54,000	55,530
Enterprise Products Operating LLC
3.200% 2/15/52	94,000	85,374
Equinix, Inc.
2.950% 9/15/51	64,000	56,155
ESH Hospitality, Inc.
4.625% 10/01/27 (e)	4,000	4,231
Ford Motor Co.
9.000% 4/22/25	28,000	33,911
9.625% 4/22/30	7,000	9,769
Forestar Group, Inc.
5.000% 3/01/28 (e)	322,000	334,175
8.000% 4/15/24 (e)	83,000	86,631
Freeport-McMoRan, Inc.
4.625% 8/01/30	37,000	40,264
5.000% 9/01/27	22,000	23,377
The Fresh Market, Inc.
9.750% 5/01/23 (e)	87,000	89,501
Front Range BidCo, Inc.
4.000% 3/01/27 (e)	11,000	10,824
Frontier Communications Corp.
5.000% 5/01/28 (e)	143,000	145,502
5.875% 10/15/27 (e)	60,000	63,600
6.750% 5/01/29 (e)	227,000	239,417
Full House Resorts, Inc.
8.250% 2/15/28 (e)	23,000	24,502
GCI LLC
4.750% 10/15/28 (e)	38,000	38,902
General Electric Co.
4.350% 5/01/50	69,000	76,301
General Motors Co.
5.950% 4/01/49	60,000	75,936
General Motors Financial Co., Inc.
2.700% 8/20/27	228,000	232,151
5 year CMT + 4.997% 5.700% VRN (h)	42,000	45,360
Genesis Energy LP / Genesis Energy Finance Corp.
8.000% 1/15/27	31,000	31,388
Gilead Sciences, Inc.
2.800% 10/01/50	63,000	55,725
Graham Packaging Co., Inc.
7.125% 8/15/28 (e)	10,000	10,638
Gray Escrow, Inc.
7.000% 5/15/27 (e)	13,000	14,138

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Great Western Petroleum LLC / Great Western Finance Corp.
12.000% 9/01/25 (e)	$30,000	$26,700
Harsco Corp.
5.750% 7/31/27 (e)	3,000	3,071
Herc Holdings, Inc.
5.500% 7/15/27 (e)	8,000	8,514
Hess Corp.
4.300% 4/01/27	120,000	130,716
5.600% 2/15/41	49,000	56,429
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (e)	381,000	369,799
4.000% 5/01/31 (e)	25,000	25,000
4.875% 1/15/30	13,000	13,790
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% 4/01/27	8,000	8,350
Hologic, Inc.
3.250% 2/15/29 (e)	220,000	217,250
Howard Hughes Corp.
4.125% 2/01/29 (e)	96,000	93,861
4.375% 2/01/31 (e)	106,000	103,814
5.375% 8/01/28 (e)	191,000	200,789
Hughes Satellite Systems Corp.
7.625% 6/15/21	64,000	64,736
iHeartCommunications, Inc.
4.750% 1/15/28 (e)	4,000	4,030
5.250% 8/15/27 (e)	10,000	10,286
6.375% 5/01/26	20,180	21,416
Iron Mountain, Inc.
4.500% 2/15/31 (e)	266,000	262,968
4.875% 9/15/27 (e)	14,000	14,324
5.250% 3/15/28 (e)	12,000	12,465
5.250% 7/15/30 (e)	249,000	256,918
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
5.000% 6/15/28 (e)	25,000	26,038
JBS USA LUX SA/JBS USA Finance, Inc.
6.500% 4/15/29 (e)	21,000	23,720
6.750% 2/15/28 (e)	14,000	15,387
Joseph T Ryerson & Son, Inc.
8.500% 8/01/28 (e)	24,000	26,880
JP Morgan Chase & Co. SOFR + 2.440%
3.109% VRN 4/22/51	57,000	55,266
Kaiser Aluminum Corp.
4.625% 3/01/28 (e)	3,000	3,071

	Principal Amount	Value
Kinder Morgan, Inc.
3.600% 2/15/51	$91,000	$84,528
Kraft Heinz Foods Co.
5.000% 7/15/35	12,000	13,807
The Kroger Co.
3.950% 1/15/50	27,000	29,019
L Brands, Inc.
5.250% 2/01/28	14,000	15,015
6.625% 10/01/30 (e)	15,000	16,997
Lamar Media Corp.
4.000% 2/15/30	5,000	4,986
4.875% 1/15/29	15,000	15,694
Lamb Weston Holdings, Inc.
4.875% 11/01/26 (e)	12,000	12,420
4.875% 5/15/28 (e)	4,000	4,297
Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc.
5.000% 2/01/26 (e)	12,000	12,210
Level 3 Financing, Inc.
3.625% 1/15/29 (e)	267,000	258,656
4.250% 7/01/28 (e)	477,000	482,395
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (e) (k)	125,000	125,014
Lowe’s Cos., Inc.
3.000% 10/15/50	31,000	28,780
LYB International Finance III LLC
3.625% 4/01/51	21,000	20,627
Marriott Ownership Resorts, Inc.
6.125% 9/15/25 (e)	198,000	210,301
Marriott Ownership Resorts, Inc. / ILG LLC
6.500% 9/15/26	11,000	11,488
MasTec, Inc.
4.500% 8/15/28 (e)	3,000	3,113
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (e)	35,000	35,000
McDonald’s Corp.
4.450% 9/01/48	150,000	174,419
Meritor, Inc.
4.500% 12/15/28 (e)	2,000	2,006
6.250% 6/01/25 (e)	53,000	56,445
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875% 2/15/29 (e)	87,000	86,663
4.625% 6/15/25 (e)	28,000	29,532
5.625% 5/01/24	15,000	16,101
5.750% 2/01/27	7,000	7,717

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
MGM Resorts International
5.500% 4/15/27	$13,000	$13,969
6.750% 5/01/25	9,000	9,675
Michaels Stores, Inc.
8.000% 7/15/27 (e)	63,000	69,615
Molina Healthcare, Inc.
3.875% 11/15/30 (e)	34,000	34,892
Morgan Stanley
SOFR + 1.430% 2.802% VRN 1/25/52	32,000	29,144
3 mo. USD LIBOR + 3.610% 3.851% VRN (h)	277,000	277,414
Motorola Solutions, Inc.
5.500% 9/01/44	46,000	55,634
MPT Operating Partnership LP/MPT Finance Corp.
4.625% 8/01/29	15,000	15,780
5.000% 10/15/27	20,000	21,040
Nationstar Mortgage Holdings, Inc.
5.125% 12/15/30 (e)	31,000	30,464
5.500% 8/15/28 (e)	54,000	54,219
The New Home Co., Inc.
7.250% 10/15/25 (e)	70,000	72,465
Nexstar Broadcasting, Inc.
5.625% 7/15/27 (e)	19,000	19,973
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (e)	83,000	83,874
NRG Energy, Inc.
5.250% 6/15/29 (e)	20,000	21,400
5.750% 1/15/28	12,000	12,750
NuStar Logistics LP
5.750% 10/01/25	222,000	237,655
ONEOK Partners LP
4.900% 3/15/25	260,000	288,708
Oracle Corp.
3.950% 3/25/51	185,000	189,701
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625% 3/15/30 (e)	3,000	2,888
5.000% 8/15/27 (e)	12,000	12,120
6.250% 6/15/25 (e)	15,000	15,863
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (e)	31,000	32,868
7.500% 6/01/25 (e)	2,000	2,186
Parsley Energy LLC/Parsley Finance Corp.
5.625% 10/15/27 (e)	10,000	10,838

	Principal Amount	Value
PBF Holding Co. LLC / PBF Finance Corp.
9.250% 5/15/25 (e)	$89,000	$90,751
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
8.500% 11/15/27 (e)	32,000	34,400
PennyMac Financial Services, Inc.
5.375% 10/15/25 (e)	3,000	3,110
PG&E Corp.
5.000% 7/01/28	161,000	170,092
5.250% 7/01/30	28,000	29,723
Picasso Finance Sub, Inc.
6.125% 6/15/25 (e)	31,000	32,937
Pilgrim’s Pride Corp.
5.875% 9/30/27 (e)	12,000	12,860
Pioneer Natural Resources Co.
1.900% 8/15/30	189,000	175,598
Pitney Bowes, Inc.
6.875% 3/15/27 (e)	155,000	153,644
7.250% 3/15/29 (e)	115,000	113,725
Playtika Holding Corp.
4.250% 3/15/29 (e)	56,000	55,171
Post Holdings, Inc.
4.625% 4/15/30 (e)	45,000	45,085
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375% 8/31/27 (e)	30,000	29,100
6.250% 1/15/28 (e)	13,000	13,533
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	153,214
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	211,000	222,782
Quicken Loans LLC
5.250% 1/15/28 (e)	49,000	51,572
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.625% 3/01/29 (e)	303,000	293,152
3.875% 3/01/31 (e)	329,000	317,485
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (e)	75,000	75,844
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.000% 10/15/27 (e)	13,000	12,740
Rockies Express Pipeline LLC
4.950% 7/15/29 (e)	4,000	4,085

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Sabre GLBL, Inc.
9.250% 4/15/25 (e)	$60,000	$71,550
Scientific Games International, Inc.
5.000% 10/15/25 (e)	8,000	8,286
SeaWorld Parks & Entertainment, Inc.
9.500% 8/01/25 (e)	26,000	28,257
Select Medical Corp.
6.250% 8/15/26 (e)	527,000	560,075
Service Properties Trust
4.350% 10/01/24	4,000	3,977
4.500% 6/15/23	230,000	233,648
5.000% 8/15/22	316,000	320,718
7.500% 9/15/25	36,000	40,897
Shea Homes LP / Shea Homes Funding Corp.
4.750% 4/01/29 (e)	72,000	72,828
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625% 11/01/26 (e)	11,000	11,440
Sirius XM Radio, Inc.
4.125% 7/01/30 (e)	237,000	237,273
5.000% 8/01/27 (e)	21,000	22,030
5.500% 7/01/29 (e)	18,000	19,463
Six Flags Entertainment Corp.
4.875% 7/31/24 (e)	14,000	14,135
Six Flags Theme Parks, Inc.
7.000% 7/01/25 (e)	4,000	4,329
SM Energy Co.
1.500% 7/01/21	160,000	158,417
10.000% 1/15/25 (e)	144,000	162,000
Specialty Building Products Holdings LLC / SBP Finance Corp.
6.375% 9/30/26 (e)	3,000	3,098
Standard Industries, Inc.
3.375% 1/15/31 (e)	16,000	15,160
4.375% 7/15/30 (e)	43,000	43,387
5.000% 2/15/27 (e)	7,000	7,298
Steel Dynamics, Inc.
3.250% 10/15/50	60,000	55,810
Stericycle, Inc.
3.875% 1/15/29 (e)	13,000	12,838
Summit Materials LLC / Summit Materials Finance Corp.
5.250% 1/15/29 (e)	25,000	26,150
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29 (e)	32,000	31,880
6.000% 4/15/27	8,000	8,400
T-Mobile USA, Inc.
3.300% 2/15/51 (e)	60,000	56,074

	Principal Amount	Value
4.500% 4/15/50 (e)	$27,000	$30,257
Talen Energy Supply LLC
7.625% 6/01/28 (e)	215,000	217,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (e)	281,000	264,286
5.375% 2/01/27	7,000	7,259
5.875% 4/15/26	14,000	14,656
6.500% 7/15/27	11,000	11,953
6.875% 1/15/29	12,000	13,220
Taylor Morrison Communities, Inc.
5.875% 6/15/27 (e)	2,000	2,205
TEGNA, Inc.
4.625% 3/15/28	8,000	8,140
4.750% 3/15/26 (e)	53,000	56,246
Teleflex, Inc.
4.625% 11/15/27	7,000	7,411
Tenet Healthcare Corp.
4.625% 7/15/24	21,000	21,352
4.625% 9/01/24 (e)	8,000	8,230
4.625% 6/15/28 (e)	29,000	29,724
4.875% 1/01/26 (e)	29,000	30,141
5.125% 5/01/25	19,000	19,267
6.250% 2/01/27 (e)	22,000	23,229
Terex Corp.
5.625% 2/01/25 (e)	13,000	13,366
TransDigm, Inc.
6.250% 3/15/26 (e)	1,037,000	1,099,116
6.375% 6/15/26	13,000	13,439
TreeHouse Foods, Inc.
4.000% 9/01/28	4,000	4,028
Uber Technologies, Inc.
6.250% 1/15/28 (e)	20,000	21,624
Under Armour, Inc.
3.250% 6/15/26	4,000	4,002
United Airlines 2020-1 Class A Pass Through Trust
4.875% 7/15/27	16,000	16,600
5.875% 4/15/29	547,438	606,851
United Rentals North America, Inc.
3.875% 2/15/31	70,000	70,494
4.875% 1/15/28	23,000	24,228
5.500% 5/15/27	15,000	15,998
United Shore Financial Services LLC
5.500% 11/15/25 (e)	282,000	293,985
UnitedHealth Group, Inc.
2.900% 5/15/50	31,000	29,586
3.125% 5/15/60	57,000	55,739

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
US Concrete, Inc.
5.125% 3/01/29 (e)	$55,000	$56,650
US Foods, Inc.
6.250% 4/15/25 (e)	6,000	6,432
USB Capital IX 3 mo. USD LIBOR + 1.020%
3.500% VRN (h)	100,000	96,000
Vail Resorts, Inc.
6.250% 5/15/25 (e)	3,000	3,199
Valvoline, Inc.
4.250% 2/15/30 (e)	3,000	3,060
Verizon Communications, Inc.
2.875% 11/20/50	72,000	63,779
3.550% 3/22/51	120,000	119,469
3.700% 3/22/61	86,000	84,523
ViacomCBS, Inc.
4.950% 5/19/50	47,000	54,935
ViaSat, Inc.
5.625% 4/15/27 (e)	3,000	3,147
VICI Properties LP / VICI Note Co., Inc.
3.500% 2/15/25 (e)	95,000	96,722
3.750% 2/15/27 (e)	95,000	95,103
4.125% 8/15/30 (e)	110,000	110,957
Vistra Operations Co. LLC
5.000% 7/31/27 (e)	18,000	18,563
5.625% 2/15/27 (e)	323,000	335,720
Weekley Homes LLC / Weekley Finance Corp.
4.875% 9/15/28 (e)	81,000	83,025
Wells Fargo & Co 5 year CMT + 3.453%
3.900% VRN (h)	140,000	141,386
The William Carter Co.
5.625% 3/15/27 (e)	7,000	7,394
Williams Scotsman International, Inc.
4.625% 8/15/28 (e)	13,000	13,228
WMG Acquisition Corp.
3.875% 7/15/30 (e)	4,000	4,039
WPX Energy, Inc.
4.500% 1/15/30	8,000	8,614
5.250% 10/15/27	8,000	8,524
Wyndham Destinations, Inc.
6.625% 7/31/26 (e)	97,000	110,129
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	37,000	37,425
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% 5/15/27 (e)	11,000	11,512

	Principal Amount	Value
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125% 10/01/29 (e)	$9,000	$9,212
7.750% 4/15/25 (e)	7,000	7,589
Xerox Holdings Corp.
5.000% 8/15/25 (e)	70,000	72,712
XHR LP
6.375% 8/15/25 (e)	213,000	224,981
XPO Logistics, Inc.
6.250% 5/01/25 (e)	35,000	37,495
Yum! Brands, Inc.
3.625% 3/15/31	87,000	83,650
4.750% 1/15/30 (e)	11,000	11,630
		23,451,451

TOTAL CORPORATE DEBT (Cost $37,988,779)		36,248,127

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
United States — 1.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D,
4.142% VRN 8/10/35 (e) (m)	115,000	119,643
Alen 2021-ACEN Mortgage Trust, Series 2021-ACEN, Class D, 1 mo. USD LIBOR + 3.100%
3.206% FRN 4/15/34 (e)	138,000	138,043
AOA Mortgage Trust, Series 2015-1177, Class C,
3.010% VRN 12/13/29 (e) (m)	100,000	100,214
BANK
Series 2017-BNK9, Class A4, 3.538% 11/15/54	57,084	62,570
Series 2017-BNK8, Class B, 3.927% VRN 11/15/50 (m)	41,354	44,954
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class C, 1 mo. USD LIBOR + 1.121%
1.227% FRN 3/15/37 (e)	128,000	125,121
Bayview Commercial Asset Trust
Series 2006-3A, Class M1, 1 mo. USD LIBOR + .340% 0.449% FRN 10/25/36 (e)	15,878	14,833
Series 2005-3A, Class M6, 1 mo. USD LIBOR + 1.050% 1.159% FRN 11/25/35 (e)	11,849	10,679
BBCMS Trust 2019-CLP, Series 2019-CLP, Class E, 1 mo. USD LIBOR + 2.114%
2.220% FRN 12/15/31 (e)	57,800	57,656

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Benchmark 2021-B23 Mortgage Trust, Series 2021-B23, Class XA,
1.280% VRN 2/15/54 (m)	$1,589,083	$158,540
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A,
2.090% 7/17/24 (e) (k)	140,000	139,990
BWAY Mortgage Trust, Series 2013-1515, Class D,
3.633% 3/10/33 (e)	100,000	104,722
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, 1 mo. USD LIBOR + 1.951% 2.057% FRN 3/15/37 (e)	156,406	156,406
Series 2019-XL, Class G, 1 mo. USD LIBOR + 2.300% 2.406% FRN 10/15/36 (e)	258,641	258,560
Series 2018-BIOA, Class F, 1 mo. USD LIBOR + 2.471% 2.577% FRN 3/15/37 (e)	207,000	207,136
Series 2020-BXLP, Class G, 1 mo. USD LIBOR + 2.500% 2.606% FRN 12/15/36 (e)	99,798	99,673
Series 2019-XL, Class J, 1 mo. USD LIBOR + 2.650% 2.756% FRN 10/15/36 (e)	404,768	404,894
Series 2020-VKNG, Class G, 1 mo. USD LIBOR + 3.250% 3.356% FRN 10/15/37 (e)	100,000	100,123
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.156% FRN 11/15/35 (e)	70,000	69,956
1 mo. USD LIBOR + 2.250% 2.356% FRN 1/15/34 (e)	80,000	79,900
1 mo. USD LIBOR + 3.000% 3.106% FRN 1/15/34 (e)	130,000	129,919
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (e) (m)	204,000	209,679
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (e) (m)	286,000	280,515
CD Commercial Mortgage Trust, Series 2017-CD6, Class B,
3.911% VRN 11/13/50 (m)	22,907	24,296
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AS, 3.863% 7/10/47	148,128	159,323
Series 2018-C6, Class A4, 4.412% 11/10/51	53,900	61,659
Series 2014-GC19, Class D, 5.093% VRN 3/10/47 (e) (m)	31,563	33,079

	Principal Amount	Value
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.528% 12/10/47	$109,645	$117,133
Series 2014-CR17, Class C, 4.784% VRN 5/10/47 (m)	52,161	55,071
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.350%
2.456% FRN 12/15/31 (e)	51,134	50,368
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.706% FRN 5/15/36 (e)	200,000	200,125
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 2.256% FRN 5/15/36 (e)	100,000	100,063
Series 2020-NET, Class A, 2.257% 8/15/37 (e)	108,000	110,104
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.561% 3/15/53	309,965	312,976
Series 2016-C5, Class C, 4.630% VRN 11/15/48 (m)	33,371	35,779
DBWF Mortgage Trust, Series 2018-GLKS, Class B, 1 mo. USD LIBOR + 1.350%
1.460% FRN 12/19/30 (e)	100,000	99,875
GS Mortgage Securities Trust, Series 2020-GC47, Class AS,
2.731% 5/12/53	118,084	120,345
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class F, 1 mo. USD LIBOR + 3.000% 3.106% FRN 7/15/36 (e)	102,000	100,122
Series 2019-COR4, Class A5, 4.029% 3/10/52	114,000	128,143
Series 2018-WPT, Class DFX, 5.350% 7/05/33 (e)	58,198	61,321
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.350%
2.456% FRN 3/15/38 (e)	405,000	405,648
Mariner Finance Issuance Trust, Series 2020-AA, Class A,
2.190% 8/21/34 (e)	150,000	152,481
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A,
1.540% 3/20/26 (e)	550,000	549,440

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class A4, 3.720% 12/15/49	$89,000	$98,743
Series 2015-C24, Class C, 4.344% VRN 5/15/48 (m)	17,233	18,345
Morgan Stanley Capital I Trust
Series 2020-L4, Class A3, 2.698% 2/15/53	76,000	78,148
Series 2018-MP, Class A, 4.276% VRN 7/11/40 (e) (m)	56,000	60,442
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A,
3.420% 1/15/43 (e)	70,021	71,857
SLM Private Credit Student Loan Trust
Series 2007-A, Class A4A, 3 mo. USD LIBOR + .240% 0.424% FRN 12/16/41	167,250	164,002
Series 2006-A, Class A5, 3 mo. USD LIBOR + .290% 0.474% FRN 6/15/39	159,548	155,899
Series 2005-B, Class A4, 3 mo. USD LIBOR + .330% 0.514% FRN 6/15/39	103,888	101,576
Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750% 4.856% FRN 10/15/41 (e)	422,000	457,660
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.310% 1/15/53 (e)	150,000	149,660
Series 2020-BA, Class B, 2.760% 7/15/53 (e)	100,000	98,074
Series 2021-A, Class C, 2.990% 1/15/53 (e)	380,000	377,044
Series 2019-A, Class A2A, 3.440% 7/15/36 (e)	98,094	102,543
Series 2021-A, Class D1, 3.860% 1/15/53 (e)	200,000	196,501
Series 2021-A, Class D2, 3.860% 1/15/53 (e)	110,000	108,076
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX,
3.690% 6/15/48 (e)	91,355	94,570
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4,
2.921% 10/15/52	31,331	32,551
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D,
5.032% VRN 8/10/49 (e) (m)	46,431	47,413
VNO Mortgage Trust
3.903% VRN 1/10/35 (e) (m)	100,000	101,752

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class XA, 1.888% VRN 7/15/53 (m)	$998,278	$143,153
Series 2018-1745, Class A, 3.749% VRN 6/15/36 (e) (m)	100,000	109,035
Series 2015-C28, Class AS, 3.872% VRN 5/15/48 (m)	90,000	97,388
Series 2017-C38, Class C, 3.903% VRN 7/15/50 (m)	34,422	35,563
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (m)	82,814	87,234
		8,938,306

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,863,968)		8,938,306

SOVEREIGN DEBT OBLIGATIONS — 6.5%
Argentina — 0.1%
Argentine Republic Government International Bond
0.125% STEP 7/09/30	957,844	320,638
0.125% STEP 7/09/35	1,206,206	360,065
0.125% STEP 1/09/38	389,621	142,570
1.000% 7/09/29	100,849	36,273
		859,546
Australia — 0.6%
Australia Government International Bond
3.000% 3/21/47 AUD (e) (i)	4,832,000	3,903,038
Bahrain — 0.1%
Bahrain Government International Bond
6.750% 9/20/29 (e)	400,000	435,080
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (i)	5,693,000	1,063,342
Brazilian Government International Bond
4.625% 1/13/28	200,000	211,204
		1,274,546
China — 2.5%
China Government International Bond
2.680% 5/21/30 CNY (i)	59,480,000	8,660,750
3.290% 5/23/29 CNY (i)	55,620,000	8,504,971
		17,165,721

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Colombia — 0.1%
Colombia Government International Bond
4.125% 5/15/51	$200,000	$190,000
4.500% 3/15/29	200,000	218,100
8.125% 5/21/24	109,000	129,859
		537,959
Dominican Republic — 0.0%
Dominican Republic International Bond
4.500% 1/30/30 (e)	150,000	151,500
5.950% 1/25/27 (e)	100,000	112,500
		264,000
Egypt — 0.1%
Egypt Government International Bond
5.875% 6/11/25 (e)	317,000	334,397
7.600% 3/01/29 (e)	204,000	216,979
		551,376
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe
0.010% 8/15/50 EUR (e) (i)	652,275	710,269
Greece — 0.2%
Hellenic Republic Government Bond
2.000% 4/22/27 EUR (e) (i)	1,166,000	1,500,823
Indonesia — 0.0%
Indonesia Government International Bond
4.100% 4/24/28	200,000	221,310
Italy — 1.6%
Italy Buoni Poliennali Del Tesoro
0.950% 8/01/30 EUR (e) (i)	2,830,000	3,428,718
1.350% 4/01/30 EUR (e) (i)	3,469,000	4,354,726
3.850% 9/01/49 EUR (e) (i)	1,698,000	3,005,424
		10,788,868
Japan — 0.7%
Japan Government Thirty Year Bond
0.400% 9/20/49 JPY (i)	588,750,000	4,968,683
Mexico — 0.1%
Mexico Government International Bond
3.750% 1/11/28	266,000	284,261
4.750% 4/27/32	200,000	222,700
		506,961
Panama — 0.0%
Panama Government International Bond
6.700% 1/26/36	53,000	71,286

	Principal Amount	Value
Qatar — 0.0%
Qatar Government International Bond
4.400% 4/16/50 (e)	$200,000	$232,000
Romania — 0.0%
Romanian Government International Bond
6.125% 1/22/44 (e)	56,000	70,933
Russia — 0.0%
Russian Foreign Bond - Eurobond
5.250% 6/23/47 (e)	200,000	237,150
Saudi Arabia — 0.0%
Saudi Government International Bond
4.625% 10/04/47 (e)	200,000	223,984
Ukrainian Ssr — 0.1%
Ukraine Government International Bond
7.253% 3/15/33 (e)	200,000	198,960
7.750% 9/01/25 (e)	100,000	108,621
		307,581
Uruguay — 0.0%
Uruguay Government International Bond
5.100% 6/18/50	121,965	150,668

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $43,997,365)		44,981,782

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
United States — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
0.802% VRN 5/25/29 (m)	1,555,439	83,378
Series K120, Class X1, 1.039% VRN 10/25/30 (m)	1,363,386	113,010
Series KL06, Class XFX, 1.364% 12/25/29	220,639	19,845
Series K116, Class X1, 1.427% VRN 7/25/30 (m)	207,691	23,021
Series K105, Class X1, 1.523% VRN 1/25/30 (m)	959,908	111,029
Series K109, Class X1, 1.583% VRN 4/25/30 (m)	310,131	37,709
Series K110, Class X1, 1.698% VRN 4/25/30 (m)	115,637	14,834

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association ACES, Series 2018-M13, Class A2,
3.697% VRN 9/25/30 (m)	$58,000	$66,726
		469,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $485,884)		469,552

U.S. TREASURY OBLIGATIONS — 2.3%
United States — 2.3%
U.S. Treasury Bond
1.125% 8/15/40 (f)	3,265,400	2,648,300
1.625% 11/15/50 (f)	546,200	453,559
2.375% 11/15/49 (f)	3,855,600	3,819,684
U.S. Treasury Inflation Index
0.125% 1/15/30 (f)	1,809,901	1,955,860
0.125% 1/15/31	686,632	738,318
U.S. Treasury Note
1.125% 2/15/31	706,200	666,580
2.000% 11/15/21 (g)	5,300,000	5,364,097
		15,646,398

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,464,519)		15,646,398

TOTAL BONDS & NOTES (Cost $117,994,425)		116,705,619
	Number of Shares
MUTUAL FUNDS — 8.1%
Diversified Financial Services — 8.1%
United States — 8.1%
Consumer Discretionary Select Sector SPDR Fund	3,257	547,404
Energy Select Sector SPDR Fund	11,020	540,641
Financial Select Sector SPDR Fund	4,618	157,243
Health Care Select Sector SPDR Fund	5,533	645,923
Industrial Select Sector SPDR Fund	12,313	1,212,215
Invesco QQQ Trust Series 1	20,800	6,637,904
iShares China Large-Cap ETF	12,649	590,202
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,408	183,110
iShares iBoxx High Yield Corporate Bond ETF	39,423	3,436,897

	Number of Shares	Value
iShares Latin America 40 ETF	10,184	$281,180
iShares MSCI Brazil ETF	6,092	203,778
iShares MSCI Emerging Markets ETF	1,380	73,609
iShares Nasdaq Biotechnology ETF	529	79,646
iShares Russell 2000 Index Fund ETF	20,588	4,548,713
iShares S&P 500 Value ETF	5,829	823,288
KraneShares Bosera MSCI China A ETF	4,583	202,752
KraneShares CSI China Internet ETF	3,414	260,659
SPDR Bloomberg Barclays High Yield Bond ETF	1,453	158,086
SPDR Euro Stoxx 50 ETF	2,323	103,397
SPDR Gold Shares (f) (g)	18,649	2,983,094
SPDR S&P 500 Trust ETF	81,800	32,419,794
SPDR S&P Oil & Gas Exploration & Production ETF	5,285	429,882
		56,519,417

TOTAL MUTUAL FUNDS (Cost $55,478,940)		56,519,417

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $4,695,799)		5,631,026

WARRANTS — 0.0%
Cayman Islands — 0.0%
Jaws Acquisition Corp., Expires 7/06/25, Strike 11.50 (d)	3,250	10,335
Tortoise Acquisition Corp. II, Expires 6/14/27, Strike 11.50 (d)	4,000	13,080
TPG Pace Beneficial Finance Corp., Expires 10/09/27, Strike 11.50 (d)	1,740	12,998
		36,413
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (d)	124	47
United States — 0.0%
Climate Change Crisis Real Impact I Acquisition Corp., Expires 9/15/25, Strike 11.50 (d)	3,880	12,649

TOTAL WARRANTS (Cost $50,836)		49,109

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA CVR (d)	223	$690

TOTAL RIGHTS (Cost $0)		690

TOTAL LONG-TERM INVESTMENTS (Cost $542,952,759)		655,143,695
	Principal Amount
SHORT-TERM INVESTMENTS — 10.0%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (n)	$8,466,879	8,466,879
U.S. Treasury Bill — 8.8%
U.S. Treasury Bill
0.000% 4/06/21	12,800,000	12,799,982
0.000% 4/08/21	10,000,000	9,999,985
0.000% 4/13/21	6,000,000	5,999,961
0.000% 4/15/21	5,000,000	4,999,971
0.000% 4/20/21	500,000	3,499,963
0.000% 4/22/21	1,000,000	2,999,978
0.000% 4/27/21	2,000,000	1,999,973
0.000% 4/29/21	4,500,000	7,499,935
0.000% 5/20/21	2,000,000	1,999,942
0.000% 6/03/21	2,000,000	1,999,939
0.000% 6/10/21	5,000,000	4,999,840
0.000% 6/17/21	2,500,000	2,499,918
		61,299,387

TOTAL SHORT-TERM INVESTMENTS (Cost $69,765,729)		69,766,266

TOTAL INVESTMENTS — 104.4% (Cost $612,718,488) (o)		724,909,961

Other Assets/(Liabilities) — (4.4)%		(30,622,818)

NET ASSETS — 100.0%		$694,287,143

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.8)%
Ireland — (0.1)%
Seagate Technology	(2,964)	$(227,487)
United States — (0.7)%
Appian Corp. (d)	(10,373)	(1,379,091)
DoorDash, Inc., Class A (d)	(8,646)	(1,133,750)
The Hershey Co.	(1,287)	(203,552)
The J.M. Smucker Co.	(1,376)	(174,105)
Nordstrom, Inc.	(2,061)	(78,050)
Snowflake, Inc. (d)	(4,186)	(959,766)
Walgreens Boots Alliance, Inc.	(20,181)	(1,107,937)
		(5,036,251)

TOTAL EQUITIES SOLD SHORT (Cost $(5,615,018))		(5,263,738)

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $6,413,224 or 0.92% of net assets.

(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $6,401,647 or 0.92% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)	Non-income producing security.
(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $59,874,438 or 8.62% of net assets.

(f)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(h)	Security is perpetual and has no stated maturity date.
(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the consolidated financial statements.

26

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(l)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $137,259 or 0.02% of net assets.

(m)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(n)

Maturity value of $8,466,879. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $8,636,231.

(o)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Adidas AG	Barclays Bank PLC*	5/21/21	310.00	1,147	EUR	355,570	$1,420	$10,925	$(9,505)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC*	6/18/21	560.00	682	EUR	381,920	20,700	19,210	1,490
EUR Call USD Put	Citibank N.A.*	4/01/21	1.23	4,287,000	EUR	4,287,000	5	34,447	(34,442)
Starbucks Corp.	Citibank N.A.*	5/21/21	115.00	3,396	USD	390,540	6,442	12,056	(5,614)
Euro Stoxx 50 Index	Credit Suisse International*	5/21/21	3,875.00	231	EUR	895,125	21,708	17,612	4,096
Euro Stoxx 50 Index	Credit Suisse International*	7/16/21	3,900.00	231	EUR	900,900	28,847	25,412	3,435
Euro Stoxx 50 Index	Credit Suisse International*	9/17/21	3,925.00	231	EUR	906,675	35,683	32,302	3,381
Raytheon Technologies Corp.	Goldman Sachs International*	6/18/21	77.50	9,757	USD	756,168	37,360	38,523	(1,163)
SPDR Gold Shares (g)	JP Morgan Chase Bank N.A.*	4/16/21	176.00	4,056	USD	713,856	129	14,399	(14,270)
SPDR Gold Shares (g)	Morgan Stanley & Co. LLC*	5/21/21	166.00	1,147	USD	190,402	1,514	2,328	(814)
SPDR S&P 500 Trust	Morgan Stanley & Co. LLC*	6/18/21	360.00	15,000	USD	5,400,000	601,347	62,250	539,097
Alibaba Group Holding Ltd.	Nomura International PLC*	5/21/21	255.00	1,723	USD	439,365	5,480	12,664	(7,184)
Global Payments, Inc.	Nomura International PLC*	5/21/21	205.00	36	USD	738,000	24,473	35,775	(11,302)
Mastercard, Inc.	Nomura International PLC*	5/21/21	395.00	11	USD	434,500	3,297	15,755	(12,458)
Autodesk, Inc.	Nomura International PLC*	6/18/21	280.00	3,869	USD	1,083,320	64,293	69,268	(4,975)
SPDR Gold Shares (g)	Societe Generale*	6/18/21	168.00	2,291	USD	384,888	3,923	6,277	(2,354)
							$856,621	$409,203	$447,418

The accompanying notes are an integral part of the consolidated financial statements.

27

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
EUR Put NOK Call	Bank of America N.A.*	4/28/21	10.29	1,348,793	EUR	1,348,793	$44,605	$16,372	$28,233
EUR Put USD Call	BNP Paribas SA*	8/02/21	1.19	5,284,180	EUR	5,284,180	130,132	69,995	60,137
iShares National Muni Bond ETF	Credit Suisse International*	8/20/21	113.00	94	USD	10,622	109	150	(41)
iShares National Muni Bond ETF	Credit Suisse International*	8/20/21	114.00	95	USD	10,830	145	162	(17)
USD Put JPY Call	Goldman Sachs International*	4/22/21	101.00	4,449,175	USD	4,449,175	4	21,400	(21,396)
USD Put JPY Call	Morgan Stanley & Co. LLC*	4/12/21	103.00	4,590,000	USD	4,590,000	5	43,128	(43,123)
USD Put NOK Call	Morgan Stanley & Co. LLC*	4/28/21	8.48	1,348,793	USD	1,348,793	11,600	19,060	(7,460)
							186,600	170,267	16,333
							$1,043,221	$579,470	$463,751

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Advanced Micro Devices, Inc.	4/01/21	84.50	23	USD	194,350	$46	$1,780	$(1,734)
Advanced Micro Devices, Inc.	4/16/21	84.00	23	USD	193,200	1,334	1,595	(261)
Alibaba Group Holding Ltd.	4/16/21	280.00	43	USD	1,204,000	645	69,541	(68,896)
Alphabet, Inc.	4/16/21	2,200.00	4	USD	880,000	1,952	23,868	(21,916)
Farfetch Ltd.	4/16/21	75.00	34	USD	255,000	510	18,980	(18,470)
The Home Depot Inc.	4/16/21	270.00	6	USD	162,000	21,960	3,899	18,061
Invesco QQQ Trust Series	4/16/21	340.00	52	USD	1,768,000	1,976	25,941	(23,965)
iShares MSCI Emerging Markets ETF	4/16/21	59.00	97	USD	572,300	194	14,767	(14,573)
Lowe’s Cos., Inc.	4/16/21	170.00	9	USD	153,000	19,836	3,629	16,207
Mastercard, Inc.	4/16/21	365.00	19	USD	693,500	7,125	30,822	(23,697)
Micron Technology, Inc.	4/16/21	85.00	23	USD	195,500	12,075	10,486	1,589
Microsoft Corp.	4/16/21	255.00	34	USD	867,000	1,360	24,896	(23,536)
Sabre Corp.	4/16/21	18.00	5	USD	9,000	55	341	(286)
SPDR S&P 500 Trust	4/16/21	407.00	323	USD	13,146,100	26,809	154,147	(127,338)
SPDR S&P 500 Trust	4/16/21	409.00	446	USD	18,241,400	27,652	174,350	(146,698)
SPDR S&P 500 Trust	4/16/21	410.00	485	USD	19,885,000	24,250	158,174	(133,924)
Visa, Inc.	4/16/21	220.00	30	USD	660,000	3,840	13,994	(10,154)
The Walt Disney Co.	4/16/21	200.00	15	USD	300,000	1,275	2,349	(1,074)
Western Digital Corp.	4/16/21	70.00	20	USD	140,000	3,100	1,706	1,394
Western Digital Corp.	4/16/21	85.00	20	USD	170,000	300	1,637	(1,337)
U.S. Treasury Note 10 Year	4/23/21	135.50	160	USD	20,950,000	2,500	34,797	(32,297)
SPDR S&P 500 Trust	4/30/21	405.00	184	USD	7,452,000	49,496	50,681	(1,185)
Advance Auto Parts, Inc.	5/21/21	190.00	10	USD	190,000	6,500	6,305	195
Alphabet, Inc.	5/21/21	2,200.00	3	USD	660,000	12,255	24,471	(12,216)
Amazon.com, Inc.	5/21/21	3,250.00	2	USD	650,000	14,020	14,457	(437)
Amazon.com, Inc.	5/21/21	3,300.00	2	USD	660,000	11,240	20,460	(9,220)
Apple, Inc.	5/21/21	130.00	57	USD	741,000	14,877	26,062	(11,185)

The accompanying notes are an integral part of the consolidated financial statements.

28

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
ConocoPhillips	5/21/21	55.00	99	USD	544,500	$23,859	$21,827	$2,032
D.R. Horton Inc.	5/21/21	85.00	53	USD	450,500	41,870	23,154	18,716
Edwards Lifesciences Corp.	5/21/21	85.00	22	USD	187,000	6,270	4,776	1,494
Facebook, Inc.	5/21/21	290.00	25	USD	725,000	46,625	30,731	15,894
The Home Depot Inc.	5/21/21	280.00	19	USD	532,000	54,340	14,007	40,333
Las Vegas Sands Corp.	5/21/21	72.50	91	USD	659,750	6,825	30,688	(23,863)
Microsoft Corp.	5/21/21	250.00	29	USD	725,000	10,295	19,640	(9,345)
Raytheon Technologies Corp.	5/21/21	75.00	96	USD	720,000	43,680	31,031	12,649
salesforce.com, Inc.	5/21/21	260.00	11	USD	286,000	748	11,128	(10,380)
SPDR S&P 500 Trust	5/21/21	395.00	80	USD	3,160,000	79,760	76,192	3,568
U.S. Treasury Note 10 Year	5/21/21	134.50	122	USD	15,974,375	13,344	39,375	(26,031)
VanEck Vectors Semiconductor ETF	5/21/21	240.00	118	USD	2,832,000	152,220	127,497	24,723
Western Digital Corp.	5/21/21	95.00	12	USD	114,000	240	2,292	(2,052)
Deere & Co.	6/18/21	380.00	5	USD	190,000	9,550	5,737	3,813
Deere & Co.	6/18/21	400.00	10	USD	400,000	11,140	12,823	(1,683)
Intel Corp.	6/18/21	65.00	168	USD	1,092,000	53,424	57,849	(4,425)
Lions Gate Entertainment Corp.	6/18/21	20.00	9	USD	18,000	351	659	(308)
Mastercard, Inc.	6/18/21	350.00	40	USD	1,400,000	83,400	89,289	(5,889)
Mastercard, Inc.	6/18/21	420.00	18	USD	756,000	3,960	22,052	(18,092)
Monster Beverage Corp.	6/18/21	90.00	7	USD	63,000	3,570	3,218	352
Monster Beverage Corp.	6/18/21	95.00	35	USD	332,500	8,925	18,400	(9,475)
PVH Corp.	6/18/21	95.00	30	USD	285,000	43,500	35,548	7,952
Ulta Beauty, Inc.	6/18/21	315.00	7	USD	220,500	14,714	20,676	(5,962)
SPDR S&P 500 Trust	12/17/21	360.00	34	USD	1,224,000	170,816	44,096	126,720
						$1,150,608	$1,656,820	$(506,212)
Put
Invesco QQQ Trust Series	4/01/21	307.00	92	USD	2,824,400	$184	$39,749	$(39,565)
iShares iBoxx $ High Yield Corporate Bond ETF	4/01/21	85.00	37	USD	314,500	111	1,684	(1,573)
iShares iBoxx $ High Yield Corporate Bond ETF	4/01/21	85.50	19	USD	162,450	19	1,106	(1,087)
U.S. Treasury Note 10 Year Future	4/02/21	131.00	161	USD	21,080,938	55,344	41,204	14,140
Industrial Select Sector SPDR Fund	4/16/21	90.00	11	USD	99,000	176	674	(498)
Invesco QQQ Trust Series	4/16/21	305.00	234	USD	7,137,000	46,098	171,532	(125,434)
iShares iBoxx $ High Yield Corporate Bond ETF	4/16/21	85.50	17	USD	145,350	340	786	(446)
iShares Russell 2000 ETF	4/16/21	205.00	14	USD	287,000	2,002	3,156	(1,154)
SPDR Bloomberg Barclays High Yield Bond ETF	4/16/21	105.00	20	USD	210,000	300	1,425	(1,125)
SPDR Bloomberg Barclays High Yield Bond ETF	4/16/21	106.00	13	USD	137,800	260	926	(666)
SPDR S&P 500 Trust	4/16/21	380.00	376	USD	14,288,000	54,520	194,732	(140,212)
SPDR S&P 500 Trust	4/30/21	380.00	432	USD	16,416,000	130,464	152,345	(21,881)
Bank of America Corp.	5/21/21	38.00	188	USD	714,400	26,320	27,868	(1,548)
Invesco QQQ Trust Series	5/21/21	300.00	81	USD	2,430,000	39,852	64,166	(24,314)
iShares iBoxx $ High Yield Corporate Bond ETF	5/21/21	84.00	715	USD	6,006,000	32,890	55,939	(23,049)

The accompanying notes are an integral part of the consolidated financial statements.

29

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
iShares iBoxx $ High Yield Corporate Bond ETF	5/21/21	85.00	183	USD	1,555,500	$10,248	$25,297	$(15,049)
JP Morgan Chase & Co.	5/21/21	150.00	48	USD	720,000	26,640	18,682	7,958
Morgan Stanley	5/21/21	82.50	89	USD	734,250	57,405	29,095	28,310
SPDR S&P 500 Trust	5/21/21	380.00	65	USD	2,470,000	32,110	42,798	(10,688)
SPDR S&P 500 Trust	5/21/21	385.00	466	USD	17,941,000	276,804	294,120	(17,316)
Anthem, Inc.	6/18/21	340.00	19	USD	646,000	20,900	20,530	370
Anthem, Inc.	6/18/21	350.00	9	USD	315,000	13,140	9,907	3,233
iShares iBoxx $ High Yield Corporate Bond ETF	6/18/21	84.00	358	USD	3,007,200	27,566	34,452	(6,886)
Pitney Bowes, Inc.	7/16/21	7.00	6	USD	4,200	360	457	(97)
						854,053	1,232,630	(378,577)
						$2,004,661	$2,889,450	$(884,789)

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Buy Protection on 5-Year Credit Default Swap, 12/20/25	Bank of America N.A.*	4/21/21	105.00	5.000%	Semi-Annually	CDX.NA.HY Series 35	Quarterly	USD	230,000	$154	$803	$(649)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
30-Year Interest Rate Swap, 6/15/51	BNP Paribas SA*	6/11/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	899,732	$342	$54,344	$(54,002)
30-Year Interest Rate Swap, 6/02/51	Deutsche Bank AG*	5/28/21	3-Month USD LIBOR BBA	Quarterly	1.80%	Semi-Annually	USD	1,626,546	9,526	47,520	(37,994)
30-Year Interest Rate Swap, 4/07/51	Goldman Sachs International*	4/01/21	3-Month USD LIBOR BBA	Quarterly	1.52%	Semi-Annually	USD	2,726,690	—	36,256	(36,256)
30-Year Interest Rate Swap, 4/08/51	Goldman Sachs International*	4/06/21	3-Month USD LIBOR BBA	Quarterly	1.53%	Semi-Annually	USD	2,845,360	—	37,136	(37,136)

The accompanying notes are an integral part of the consolidated financial statements.

30

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
30-Year Interest Rate Swap,8/25/51	Goldman Sachs International*	8/23/21	3-Month USD LIBOR BBA	Quarterly	1.75%	Semi-Annually	USD	1,602,676	$22,068	$44,933	$(22,865)
30-Year Interest Rate Swap,8/25/51	Goldman Sachs International*	8/23/21	3-Month USD LIBOR BBA	Quarterly	1.77%	Semi-Annually	USD	1,589,816	23,127	40,200	(17,073)
30-Year Interest Rate Swap, 6/08/51	JP Morgan Chase Bank N.A.*	6/04/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	2,759,177	798	172,034	(171,236)
30-Year Interest Rate Swap, 4/23/51	Morgan Stanley & Co. LLC*	4/21/21	3-Month USD LIBOR BBA	Quarterly	1.48%	Semi-Annually	USD	1,930,326	86	31,768	(31,682)
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC*	3/16/23	3-Month USD LIBOR BBA	Quarterly	0.80%	Semi-Annually	USD	36,619,299	92,475	116,450	(23,975)
									148,422	580,641	(432,219)
Put
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	8,487,296	$189,542	$23,765	$165,777
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,124,708	270,774	33,949	236,825
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	0.62%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	8,487,296	181,032	23,764	157,268
5-Year Interest Rate Swap, 5/27/26	Deutsche Bank AG*	5/25/21	0.64%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	19,963,817	465,856	62,387	403,469
5-Year Interest Rate Swap, 5/27/26	Goldman Sachs International*	5/25/21	0.85%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	9,981,909	138,113	34,516	103,597
30-Year Interest Rate Swap, 11/26/51	Goldman Sachs International*	11/24/21	0.49%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,620,253	165,706	138,521	27,185
30-Year Interest Rate Swap, 12/13/51	Goldman Sachs International*	12/09/21	0.52%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,432,972	147,553	121,905	25,648

The accompanying notes are an integral part of the consolidated financial statements.

31

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
30-Year Interest Rate Swap, 11/18/51	JP Morgan Chase Bank N.A.*	11/16/21	0.48%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,681,299	$173,687	$107,678	$66,009
5-Year Interest Rate Swap, 5/26/26	Morgan Stanley & Co. LLC*	5/24/21	0.63%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	19,779,000	469,377	66,259	403,118
5-Year Interest Rate Swap, 5/27/26	Nomura International PLC*	5/25/21	0.64%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	9,981,908	232,928	32,691	200,237
									2,434,568	645,435	1,789,133
									$2,582,990	$1,226,076	$1,356,914

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Adidas AG	Barclays Bank PLC*	5/21/21	340.00	1,147	EUR	389,980	$(292)	$(2,966)	$2,674
Recruit Holdings Co. Ltd.	BNP Paribas SA*	4/09/21	5,606.07	1,576	JPY	8,835,166	(509)	(1,236)	727
D.R. Horton, Inc.	BNP Paribas SA*	4/16/21	85.00	4,346	USD	369,410	(22,143)	(7,326)	(14,817)
Recruit Holdings Co. Ltd.	BNP Paribas SA*	5/14/21	5,602.10	1,567	JPY	8,778,491	(1,809)	(570)	(1,239)
D.R. Horton, Inc.	BNP Paribas SA*	5/21/21	87.50	4,346	USD	380,275	(24,882)	(10,843)	(14,039)
EUR Call USD Put	Citibank N.A.*	4/01/21	1.25	4,287,000	EUR	4,287,000	(5)	(10,213)	10,208
Starbucks Corp.	Citibank N.A.*	5/21/21	130.00	3,396	USD	441,480	(986)	(1,229)	243
LVMH Moet Hennessy Louis Vuitton SE	Credit Suisse International*	6/18/21	620.00	682	EUR	422,840	(4,789)	(5,084)	295
Disco Corp.	Goldman Sachs International*	5/14/21	36,736.80	175	JPY	6,428,940	(1,084)	(644)	(440)
FANUC Corp.	Goldman Sachs International*	5/14/21	29,255.10	316	JPY	9,244,612	(462)	(726)	264
Kose Corp.	Goldman Sachs International*	5/14/21	20,558.44	498	JPY	10,238,103	(28)	(650)	622
Sony Corp.	Goldman Sachs International*	5/14/21	12,358.21	877	JPY	10,838,150	(1,561)	(690)	(871)
FANUC Corp.	Goldman Sachs International*	6/11/21	30,232.09	314	JPY	9,492,876	(598)	(835)	237
Kose Corp.	Goldman Sachs International*	6/11/21	17,944.64	493	JPY	8,846,708	(963)	(667)	(296)
Sony Corp.	Goldman Sachs International*	6/11/21	13,593.55	874	JPY	11,880,763	(765)	(971)	206
Raytheon Technologies Corp.	Goldman Sachs International*	6/18/21	90.00	9,757	USD	878,130	(7,512)	(7,806)	294

The accompanying notes are an integral part of the consolidated financial statements.

32

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
SPDR Gold Shares (g)	JP Morgan Chase Bank N.A.*	4/16/21	188.00	6,548	USD	1,231,024	$(22)	$(6,941)	$6,919
Taiwan Semiconductor Manufacturing Co. Ltd.	JP Morgan Chase Bank N.A.*	4/21/21	671.64	26,392	USD	17,725,920	(392)	(5,140)	4,748
Disco Corp.	Morgan Stanley & Co. LLC*	4/09/21	38,390.00	173	JPY	6,641,470	(23)	(624)	601
Hoya Corp.	Morgan Stanley & Co. LLC*	4/09/21	14,393.50	2,207	JPY	31,766,455	(31)	(2,976)	2,945
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. LLC*	4/09/21	19,866.00	2,184	JPY	43,387,344	(393)	(3,641)	3,248
USD Call JPY Put	Morgan Stanley & Co. LLC*	4/12/21	108.00	4,590,000	USD	4,590,000	(113,373)	(6,743)	(106,630)
Alphabet, Inc.	Morgan Stanley & Co. LLC*	4/16/21	2,275.00	501	USD	1,139,775	(850)	(10,918)	10,068
Tencent Holdings Ltd.	Morgan Stanley & Co. LLC*	4/29/21	807.59	3,769	HKD	3,043,813	(285)	(12,801)	12,516
Hoya Corp.	Morgan Stanley & Co. LLC*	5/14/21	13,620.00	2,204	JPY	30,018,480	(5,069)	(1,612)	(3,457)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. LLC*	5/14/21	19,965.10	2,174	JPY	43,404,127	(4,516)	(2,363)	(2,153)
SPDR Gold Shares (g)	Morgan Stanley & Co. LLC*	5/21/21	176.00	2,294	USD	403,744	(725)	(1,078)	353
The Walt Disney Co.	Morgan Stanley & Co. LLC*	5/21/21	215.00	5,676	USD	1,220,340	(8,244)	(39,267)	31,023
Global Payments, Inc.	Nomura International PLC*	5/21/21	225.00	36	USD	810,000	(6,366)	(15,759)	9,393
Mastercard, Inc.	Nomura International PLC*	5/21/21	425.00	11	USD	467,500	(1,003)	(6,355)	5,352
Autodesk, Inc.	Nomura International PLC*	6/18/21	330.00	5,545	USD	1,829,850	(17,581)	(37,635)	20,054
SPDR Gold Shares (g)	Societe Generale*	6/18/21	178.00	4,538	USD	807,764	(2,686)	(4,446)	1,760
Keyence Corp.	UBS AG*	5/14/21	56,618.50	240	JPY	13,588,440	(357)	(676)	319
							$(230,304)	$(211,431)	$(18,873)
Put
EUR Put NOK Call	Bank of America N.A.*	4/28/21	10.08	1,348,793	EUR	1,348,793	$(19,297)	$(6,572)	$(12,725)
Adidas AG	Barclays Bank PLC*	5/21/21	260.00	852	EUR	221,520	(10,429)	(5,072)	(5,357)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC*	6/18/21	480.00	567	EUR	272,160	(2,451)	(5,410)	2,959
EUR Put USD Call	BNP Paribas SA*	8/02/21	1.15	7,926,270	EUR	7,926,270	(55,771)	(34,349)	(21,422)
Euro Stoxx 50 Index	Credit Suisse International*	12/17/21	3,100.00	808	EUR	2,504,800	(58,683)	(72,980)	14,297
Raytheon Technologies Corp.	Goldman Sachs International*	6/18/21	62.50	9,757	USD	609,813	(4,903)	(17,563)	12,660

The accompanying notes are an integral part of the consolidated financial statements.

33

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
SPDR Gold Shares (g)	JP Morgan Chase Bank N.A.*	4/16/21	162.00	1,217	USD	197,154	$(3,638)	$(1,427)	$(2,211)
USD Put JPY Call	Morgan Stanley & Co. LLC*	4/12/21	100.00	4,590,000	USD	4,590,000	(5)	(13,853)	13,848
USD Put NOK Call	Morgan Stanley & Co. LLC*	4/28/21	8.31	1,348,793	USD	1,348,793	(3,777)	(10,331)	6,554
SPDR Gold Shares (g)	Morgan Stanley & Co. LLC*	5/21/21	158.00	2,327	USD	367,666	(6,097)	(3,554)	(2,543)
Alibaba Group holding Ltd.	Nomura International PLC*	4/30/21	215.00	1,193	USD	256,495	(4,601)	(3,317)	(1,284)
Mastercard, Inc.	Nomura International PLC*	5/21/21	340.00	6	USD	204,000	(4,826)	(4,637)	(189)
Autodesk, Inc.	Nomura International PLC*	6/18/21	240.00	3,869	USD	928,560	(24,084)	(43,051)	18,967
SPDR Gold Shares (g)	Societe Generale*	6/18/21	154.00	3,483	USD	536,382	(7,550)	(4,911)	(2,639)
							(206,112)	(227,027)	20,915
							$(436,416)	$(438,458)	$2,042

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Advanced Micro Devices, Inc.	4/01/21	90.00	23	USD	207,000	$(23)	$(361)	$338
Advanced Micro Devices, Inc.	4/16/21	90.00	23	USD	207,000	(460)	(467)	7
Alphabet, Inc.	4/16/21	2,300.00	4	USD	920,000	(480)	(14,078)	13,598
Bank of America Corp.	4/16/21	39.00	59	USD	230,100	(5,664)	(3,193)	(2,471)
Capital One Financial Corp.	4/16/21	130.00	37	USD	481,000	(9,435)	(8,538)	(897)
Capital One Financial Corp.	4/16/21	135.00	37	USD	499,500	(3,367)	(5,356)	1,989
Citigroup, Inc.	4/16/21	72.50	48	USD	348,000	(11,472)	(6,559)	(4,913)
Johnson & Johnson	4/16/21	180.00	21	USD	378,000	(126)	(5,261)	5,135
JP Morgan Chase & Co.	4/16/21	165.00	26	USD	429,000	(1,352)	(5,077)	3,725
Mastercard, Inc.	4/16/21	395.00	19	USD	750,500	(570)	(12,782)	12,212
Morgan Stanley	4/16/21	90.00	64	USD	576,000	(704)	(8,844)	8,140
Morgan Stanley	4/16/21	95.00	64	USD	608,000	(320)	(4,056)	3,736
Visa, Inc.	4/16/21	235.00	59	USD	1,386,500	(1,062)	(8,378)	7,316
The Walt Disney Co.	4/16/21	210.00	44	USD	924,000	(1,628)	(16,597)	14,969
Western Digital Corp.	4/16/21	76.00	20	USD	152,000	(800)	(462)	(338)
Alphabet, Inc.	5/21/21	2,400.00	7	USD	1,680,000	(5,670)	(18,725)	13,055
Amazon.com, Inc.	5/21/21	3,500.00	7	USD	2,450,000	(14,105)	(29,428)	15,323
Apple, Inc.	5/21/21	140.00	114	USD	1,596,000	(10,944)	(24,939)	13,995
Bank of America Corp.	5/21/21	44.00	188	USD	827,200	(6,768)	(13,680)	6,912
ConocoPhillips	5/21/21	60.00	88	USD	528,000	(9,328)	(8,166)	(1,162)
ConocoPhillips	5/21/21	70.00	40	USD	280,000	(600)	(5,451)	4,851
Facebook, Inc.	5/21/21	320.00	50	USD	1,600,000	(32,800)	(21,388)	(11,412)
The Home Depot Inc.	5/21/21	310.00	11	USD	341,000	(9,273)	(1,955)	(7,318)
Invesco QQQ Trust	5/21/21	350.00	23	USD	805,000	(2,553)	(4,443)	1,890

The accompanying notes are an integral part of the consolidated financial statements.

34

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
JP Morgan Chase & Co.	5/21/21	175.00	48	USD	840,000	$(3,648)	$(11,425)	$7,777
Micron Technology, Inc.	5/21/21	100.00	46	USD	460,000	(8,832)	(23,673)	14,841
Microsoft Corp.	5/21/21	275.00	59	USD	1,622,500	(3,540)	(9,308)	5,768
Morgan Stanley	5/21/21	95.00	89	USD	845,500	(1,958)	(12,510)	10,552
NVIDIA Corp.	5/21/21	600.00	7	USD	420,000	(5,285)	(5,636)	351
NXP Semiconductors NV	5/21/21	220.00	21	USD	462,000	(10,500)	(10,334)	(166)
Raytheon Technologies Corp.	5/21/21	85.00	96	USD	816,000	(7,872)	(9,865)	1,993
ServiceNow, Inc.	5/21/21	660.00	7	USD	462,000	(210)	(13,861)	13,651
Toll Brothers, Inc.	5/21/21	60.00	59	USD	354,000	(10,443)	(8,895)	(1,548)
VanEck Vectors Semiconductor ETF	5/21/21	265.00	118	USD	3,127,000	(34,574)	(40,095)	5,521
Anthem, Inc.	6/18/21	390.00	19	USD	741,000	(14,250)	(19,066)	4,816
Anthem, Inc.	6/18/21	410.00	9	USD	369,000	(2,700)	(6,735)	4,035
HCA Healthcare, Inc	6/18/21	210.00	42	USD	882,000	(10,080)	(17,546)	7,466
Intel Corp.	6/18/21	75.00	150	USD	1,125,000	(10,350)	(17,393)	7,043
iShares iBoxx $ High Yield Corporate Bond ETF	6/18/21	87.00	350	USD	3,045,000	(17,500)	(17,572)	72
Mastercard, Inc.	6/18/21	390.00	40	USD	1,560,000	(24,600)	(35,470)	10,870
Mastercard, Inc.	6/18/21	450.00	36	USD	1,620,000	(2,520)	(20,763)	18,243
SPDR S&P 500 Trust	6/18/21	400.00	321	USD	12,840,000	(310,086)	(127,378)	(182,708)
SPDR S&P 500 Trust	6/18/21	430.00	306	USD	13,158,000	(33,354)	(84,648)	51,294
						$(641,806)	$(720,357)	$78,551
Put
iShares iBoxx $ High Yield Corporate Bond ETF	4/01/21	82.00	56	USD	459,200	$(56)	$(533)	$477
Alibaba Group Holding Ltd.	4/16/21	220.00	20	USD	440,000	(6,680)	(7,473)	793
Alphabet, Inc.	4/16/21	1,750.00	4	USD	700,000	(620)	(7,150)	6,530
Farfetch Ltd.	4/16/21	55.00	34	USD	187,000	(13,396)	(11,009)	(2,387)
Invesco QQQ Trust	4/16/21	285.00	234	USD	6,669,000	(10,998)	(76,122)	65,124
iShares iBoxx $ High Yield Corporate Bond ETF	4/16/21	83.00	17	USD	141,100	(119)	(251)	132
iShares Russell 2000 ETF	4/16/21	190.00	14	USD	266,000	(420)	(862)	442
Mastercard, Inc.	4/16/21	315.00	19	USD	598,500	(817)	(16,107)	15,290
Micron Technology, Inc.	4/16/21	70.00	23	USD	161,000	(253)	(6,304)	6,051
Microsoft Corp.	4/16/21	210.00	48	USD	1,008,000	(1,680)	(17,811)	16,131
Microsoft Corp.	4/16/21	220.00	34	USD	748,000	(2,448)	(15,224)	12,776
SPDR Bloomberg Barclays High Yield Bond ETF	4/16/21	100.00	20	USD	200,000	(200)	(575)	375
SPDR S&P 500 Trust	4/16/21	365.00	376	USD	13,724,000	(21,056)	(107,713)	86,657
U.S. Treasury Note 10 Year Future	4/23/21	129.50	160	USD	20,950,000	(40,000)	(35,772)	(4,228)
SPDR S&P 500 Trust	4/30/21	370.00	432	USD	15,984,000	(81,216)	(97,943)	16,727
Advance Auto Parts, Inc.	5/21/21	160.00	10	USD	160,000	(1,250)	(2,050)	800
Amazon.com, Inc.	5/21/21	2,900.00	1	USD	290,000	(5,911)	(5,865)	(46)
Bank of America Corp.	5/21/21	34.00	188	USD	639,200	(6,580)	(8,040)	1,460
D.R. Horton Inc.	5/21/21	72.50	47	USD	340,750	(3,102)	(9,670)	6,568
Edwards Lifesciences Corp.	5/21/21	70.00	22	USD	154,000	(880)	(1,468)	588
Generac Holdings, Inc.	5/21/21	270.00	12	USD	324,000	(6,264)	(8,980)	2,716
Global Payments, Inc.	5/21/21	170.00	36	USD	612,000	(4,320)	(17,199)	12,879
Invesco QQQ Trust	5/21/21	265.00	90	USD	2,385,000	(10,080)	(47,223)	37,143

The accompanying notes are an integral part of the consolidated financial statements.

35

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Invesco QQQ Trust	5/21/21	270.00	81	USD	2,187,000	$(11,016)	$(22,395)	$11,379
iShares iBoxx $ High Yield Corporate Bond ETF	5/21/21	75.00	183	USD	1,372,500	(915)	(4,715)	3,800
iShares iBoxx $ High Yield Corporate Bond ETF	5/21/21	81.00	715	USD	5,791,500	(16,445)	(26,286)	9,841
JP Morgan Chase & Co.	5/21/21	135.00	48	USD	648,000	(7,152)	(5,744)	(1,408)
Las Vegas Sands Corp.	5/21/21	60.00	34	USD	204,000	(10,880)	(10,022)	(858)
Morgan Stanley	5/21/21	72.50	89	USD	645,250	(15,041)	(7,635)	(7,406)
Raytheon Technologies Corp.	5/21/21	60.00	96	USD	576,000	(2,016)	(18,409)	16,393
salesforce.com, Inc.	5/21/21	210.00	11	USD	231,000	(7,986)	(6,423)	(1,563)
SPDR S&P 500 Trust	5/21/21	350.00	65	USD	2,275,000	(11,310)	(16,507)	5,197
SPDR S&P 500 Trust	5/21/21	360.00	466	USD	16,776,000	(113,704)	(123,531)	9,827
U.S. Treasury Note 10 Year Future	5/21/21	129.50	122	USD	15,974,375	(66,719)	(43,548)	(23,171)
Anthem, Inc.	6/18/21	300.00	19	USD	570,000	(6,840)	(6,495)	(345)
Anthem, Inc.	6/18/21	310.00	9	USD	279,000	(4,230)	(3,293)	(937)
Deere & Co.	6/18/21	330.00	5	USD	165,000	(2,875)	(5,262)	2,387
Deere & Co.	6/18/21	350.00	10	USD	350,000	(10,500)	(13,050)	2,550
iShares iBoxx $ High Yield Corporate Bond ETF	6/18/21	75.00	358	USD	2,685,000	(6,444)	(8,508)	2,064
Mastercard, Inc.	6/18/21	310.00	34	USD	1,054,000	(13,668)	(42,627)	28,959
Monster Beverage Corp.	6/18/21	80.00	7	USD	56,000	(840)	(2,699)	1,859
Monster Beverage Corp.	6/18/21	85.00	35	USD	297,500	(7,700)	(14,343)	6,643
PVH Corp.	6/18/21	75.00	30	USD	225,000	(750)	(18,581)	17,831
salesforce.com, Inc.	6/18/21	200.00	43	USD	860,000	(27,047)	(34,920)	7,873
SPDR S&P 500 Trust	6/18/21	250.00	106	USD	2,650,000	(4,346)	(63,547)	59,201
Ulta Beauty, Inc.	6/18/21	255.00	7	USD	178,500	(2,520)	(7,922)	5,402
SPDR S&P 500 Trust	12/17/21	270.00	17	USD	459,000	(6,120)	(32,192)	26,072
						(575,410)	(1,039,998)	464,588
						$(1,217,216)	$(1,760,355)	$543,139

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC*	9/20/21	0.55%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,502,814	$(700)	$(19,370)	$18,670
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC*	3/16/23	0.40%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	(33,972)	(40,282)	6,310

The accompanying notes are an integral part of the consolidated financial statements.

36

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC*	3/16/23	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	$(58,067)	$(69,576)	$11,509
									$(92,739)	$(129,228)	$36,489
Put
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.85%	Semi-Annually	USD	8,487,296	$(84,893)	$(7,214)	$(77,679)
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.85%	Semi-Annually	USD	12,124,708	(121,276)	(10,185)	(111,091)
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.*	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.87%	Semi-Annually	USD	8,487,296	(76,637)	(7,129)	(69,508)
5-Year Interest Rate Swap, 5/27/26	Deutsche Bank AG*	5/25/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	9,981,908	(83,415)	(21,960)	(61,455)
10-Year Interest Rate Swap, 4/07/31	Goldman Sachs International*	4/01/21	3-Month USD LIBOR BBA	Quarterly	1.40%	Semi-Annually	USD	6,584,667	(232,948)	(23,208)	(209,740)
10-Year Interest Rate Swap, 4/08/31	Goldman Sachs International*	4/06/21	3-Month USD LIBOR BBA	Quarterly	1.42%	Semi-Annually	USD	3,793,814	(127,568)	(14,907)	(112,661)
5-Year Interest Rate Swap, 5/27/26	Goldman Sachs International*	5/25/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	9,981,908	(83,415)	(21,216)	(62,199)
30-Year Interest Rate Swap, 8/25/51	Goldman Sachs International*	8/23/21	3-Month USD LIBOR BBA	Quarterly	2.25%	Semi-Annually	USD	1,602,676	(72,164)	(46,157)	(26,007)
30-Year Interest Rate Swap, 8/25/51	Goldman Sachs International*	8/23/21	3-Month USD LIBOR BBA	Quarterly	2.27%	Semi-Annually	USD	1,589,816	(68,228)	(47,672)	(20,556)
30-Year Interest Rate Swap, 11/26/51	Goldman Sachs International*	11/24/21	6-Month EURIBOR	Semi-Annually	0.79%	Annually	EUR	2,620,253	(72,218)	(60,424)	(11,794)
30-Year Interest Rate Swap, 12/13/51	Goldman Sachs International*	12/09/21	6-Month EURIBOR	Semi-Annually	0.82%	Annually	EUR	2,432,972	(66,783)	(52,121)	(14,662)

The accompanying notes are an integral part of the consolidated financial statements.

37

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
10-Year Interest Rate Swap, 1/28/31	Goldman Sachs International*	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76%	Semi-Annually	USD	6,955,806	$(269,701)	$(57,906)	$(211,795)
10-Year Interest Rate Swap, 1/28/32	Goldman Sachs International*	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76%	Semi-Annually	USD	3,477,903	(134,850)	(28,257)	(106,593)
30-Year Interest Rate Swap, 11/18/51	JP Morgan Chase Bank N.A.*	11/16/21	3-Month USD LIBOR BBA	Quarterly	0.78%	Semi-Annually	EUR	2,681,299	(74,732)	(34,283)	(40,449)
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC*	9/20/21	6-Month EURIBOR	Semi-Annually	1.40%	Annually	USD	3,005,629	(155,304)	(20,016)	(135,288)
									(1,724,132)	(452,655)	(1,271,477)
									$(1,816,871)	$(581,883)	$(1,234,988)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/02/21	USD	2,668,887	JPY	295,242,920	$2,435
Bank of America N.A.*	4/15/21	CAD	1,037,000	USD	811,959	13,252
Bank of America N.A.*	5/06/21	GBP	1,724,000	USD	2,353,277	23,669
Bank of America N.A.*	6/03/21	USD	2,053,675	SEK	17,432,000	56,627
Bank of America N.A.*	6/10/21	USD	1,383,987	EUR	1,163,000	18,278
Bank of America N.A.*	6/18/21	HUF	427,252,000	USD	1,384,642	(2,750)
Bank of America N.A.*	7/09/21	JPY	297,550,000	USD	2,692,286	(2,439)
Barclays Bank PLC*	4/01/21	USD	604,924	GBP	441,000	(3,038)
Barclays Bank PLC*	4/22/21	GBP	1,813,000	USD	2,475,125	24,408
Barclays Bank PLC*	4/22/21	USD	2,794,963	CNH	18,161,000	31,797
Barclays Bank PLC*	4/23/21	GBP	1,812,000	USD	2,473,772	24,391
Barclays Bank PLC*	5/06/21	USD	2,017,604	CNH	13,123,000	23,076
Barclays Bank PLC*	5/06/21	JPY	223,035,000	USD	2,123,755	(108,785)
Barclays Bank PLC*	5/07/21	JPY	225,280,000	USD	2,146,573	(111,303)
Barclays Bank PLC*	6/03/21	JPY	2,391,000	USD	22,430	(824)
BNP Paribas SA*	4/01/21	USD	2,618,674	JPY	288,769,000	10,690
BNP Paribas SA*	4/22/21	USD	1,705,387	BRL	9,007,000	106,823
BNP Paribas SA*	4/23/21	JPY	215,015,000	USD	2,067,504	(125,222)
BNP Paribas SA*	5/06/21	MXN	21,280,000	USD	1,043,761	(6,021)
BNP Paribas SA*	5/13/21	JPY	275,704,000	USD	2,606,736	(115,786)
BNP Paribas SA*	5/20/21	USD	170	EUR	140	6
BNP Paribas SA*	6/11/21	USD	406,553	INR	30,275,000	(3,923)
BNP Paribas SA*	6/24/21	GBP	1,069,673	EUR	1,245,000	12,554
BNP Paribas SA*	7/08/21	JPY	288,769,000	USD	2,621,275	(10,835)

The accompanying notes are an integral part of the consolidated financial statements.

38

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	7/08/21	USD	79,995	CNH	530,000	$(177)
Citibank N.A.*	4/01/21	JPY	288,769,000	USD	2,783,867	(175,883)
Citibank N.A.*	4/02/21	JPY	295,242,920	USD	2,846,318	(179,866)
Citibank N.A.*	4/08/21	EUR	1,087,000	USD	1,337,705	(62,927)
Citibank N.A.*	4/09/21	EUR	762,000	USD	937,759	(44,106)
Citibank N.A.*	4/16/21	GBP	1,211,000	USD	1,653,636	15,901
Citibank N.A.*	4/30/21	JPY	315,302,320	EUR	2,501,000	(85,998)
Citibank N.A.*	5/06/21	USD	2,862,562	HKD	22,186,000	8,485
Citibank N.A.*	5/06/21	USD	1,029,163	MXN	21,280,000	(8,577)
Citibank N.A.*	5/13/21	USD	2,848,867	HKD	22,081,000	8,252
Citibank N.A.*	5/21/21	JPY	247,443,685	USD	2,339,058	(103,280)
Citibank N.A.*	6/10/21	EUR	1,465,000	USD	1,752,601	(32,254)
Citibank N.A.*	6/11/21	EUR	933,000	USD	1,119,654	(24,009)
Citibank N.A.*	6/24/21	GBP	942,000	USD	1,306,473	(7,514)
Citibank N.A.*	6/24/21	GBP	43,811	EUR	51,000	504
Citibank N.A.*	6/25/21	JPY	113,646,790	EUR	873,000	1,707
Deutsche Bank AG*	4/01/21	GBP	441,000	USD	597,871	10,091
Deutsche Bank AG*	5/06/21	GBP	761,739	USD	1,041,914	8,325
Deutsche Bank AG*	6/17/21	EUR	1,465,000	USD	1,751,528	(30,912)
Goldman Sachs International*	4/15/21	USD	1,711,873	EUR	1,411,023	56,858
Goldman Sachs International*	5/06/21	USD	44,280	CNH	288,000	508
Goldman Sachs International*	6/25/21	CAD	3,758,000	USD	3,010,587	(19,872)
HSBC Bank PLC*	4/01/21	CNH	17,835,000	USD	2,712,494	4,185
HSBC Bank PLC*	4/01/21	USD	2,712,135	CNH	17,835,000	(4,544)
HSBC Bank PLC*	4/08/21	USD	707,636	EUR	584,000	22,751
HSBC Bank PLC*	4/16/21	EUR	840,000	USD	1,023,447	(38,175)
HSBC Bank PLC*	4/29/21	USD	4,797,369	CNH	31,343,238	31,074
HSBC Bank PLC*	5/13/21	USD	41,029	HKD	318,000	120
HSBC Bank PLC*	6/10/21	USD	2,826,151	CNH	18,539,000	15,789
HSBC Bank PLC*	7/08/21	USD	2,692,469	CNH	17,835,000	(5,409)
JP Morgan Chase Bank N.A.*	4/08/21	EUR	7,000	USD	8,614	(405)
JP Morgan Chase Bank N.A.*	4/09/21	USD	1,152,989	INR	85,252,000	(12,415)
JP Morgan Chase Bank N.A.*	4/09/21	USD	692,328	EUR	577,000	15,638
JP Morgan Chase Bank N.A.*	4/15/21	EUR	2,245,078	USD	2,740,472	(107,178)
JP Morgan Chase Bank N.A.*	4/22/21	USD	1,709,298	NOK	14,588,000	3,707
JP Morgan Chase Bank N.A.*	4/29/21	MXN	31,811,000	USD	1,569,570	(17,107)
JP Morgan Chase Bank N.A.*	4/30/21	JPY	213,419,000	USD	2,060,946	(132,957)
JP Morgan Chase Bank N.A.*	5/07/21	USD	1,176,874	CNH	7,651,000	14,108
JP Morgan Chase Bank N.A.*	5/14/21	CHF	1,257,000	USD	1,416,587	(85,270)
JP Morgan Chase Bank N.A.*	5/14/21	JPY	280,065,000	USD	2,677,472	(147,099)
JP Morgan Chase Bank N.A.*	5/20/21	EUR	1,463,140	USD	1,764,528	(47,130)
JP Morgan Chase Bank N.A.*	6/10/21	JPY	8,636,000	USD	79,691	(1,646)
JP Morgan Chase Bank N.A.*	6/18/21	EUR	1,407,904	USD	1,682,346	(28,752)
JP Morgan Chase Bank N.A.*	6/24/21	GBP	19,000	USD	26,352	(152)
JP Morgan Chase Bank N.A.*	7/09/21	EUR	3,000,000	USD	3,526,882	(1,710)
Morgan Stanley & Co. LLC*	4/09/21	EUR	370,691	USD	446,716	(11,980)
Morgan Stanley & Co. LLC*	4/15/21	GBP	1,212,000	USD	1,654,782	16,128
Morgan Stanley & Co. LLC*	4/16/21	JPY	198,702,000	USD	1,915,273	(120,466)

The accompanying notes are an integral part of the consolidated financial statements.

39

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC*	4/23/21	AUD	4,444,000	USD	3,411,392	$(35,600)
Morgan Stanley & Co. LLC*	4/23/21	USD	2,548,619	AUD	3,292,000	47,920
Morgan Stanley & Co. LLC*	5/06/21	USD	18,579	HKD	144,000	54
Morgan Stanley & Co. LLC*	5/20/21	USD	1,776,963	EUR	1,463,000	59,729
Morgan Stanley & Co. LLC*	6/09/21	USD	1,359,528	CNH	8,913,000	8,287
Morgan Stanley & Co. LLC*	6/10/21	JPY	342,037,000	USD	3,157,114	(66,054)
Morgan Stanley & Co. LLC*	6/17/21	USD	1,396,631	CNH	9,120,000	14,851
Morgan Stanley & Co. LLC*	6/24/21	USD	1,400,406	CNH	9,177,000	10,732
Morgan Stanley & Co. LLC*	6/25/21	JPY	1,562,042	EUR	12,000	23
Morgan Stanley & Co. LLC*	6/25/21	USD	1,752,165	CNH	11,473,000	14,940
State Street Bank and Trust Co.*	4/16/21	USD	1,045,269	EUR	866,710	28,668
UBS AG*	4/08/21	JPY	292,451,000	USD	2,851,178	(209,767)
UBS AG*	4/08/21	JPY	188,619,200	EUR	1,493,000	(47,309)
UBS AG*	4/15/21	JPY	198,911,000	USD	1,917,285	(120,607)
UBS AG*	5/06/21	GBP	753,008	USD	1,028,245	9,956
UBS AG*	6/03/21	JPY	154,420,000	USD	1,448,344	(52,923)
UBS AG*	7/08/21	JPY	7,360,000	USD	66,811	(278)
						$(1,783,937)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	6/08/21	2	$347,520	$2,672
Euro-OAT	6/08/21	13	2,464,994	3,950
Australia Bonds 10 Year	6/15/21	19	2,001,038	(7,847)
S&P TSX 60 Index	6/17/21	3	534,401	(3,916)
DAX Index	6/18/21	6	2,563,436	80,240
E-mini Russell 2000 Index	6/18/21	28	3,297,469	(185,969)
Euro Stoxx 50 Index	6/18/21	81	3,611,781	60,482
FTSE 100 Index	6/18/21	41	3,805,621	(30,196)
Mini MSCI Emerging Market Index	6/18/21	12	810,033	(16,533)
U.S. Treasury Note 10 Year	6/21/21	33	4,328,404	(7,466)
				$(104,583)
Short
Euro-Bund	6/08/21	25	$(5,012,097)	$(9,404)
Yen Denom Nikkei Index	6/10/21	1	(128,693)	(3,820)
Nasdaq 100 E Mini Index	6/18/21	38	(9,921,921)	(26,289)
S&P 500 E Mini Index	6/18/21	435	(86,055,206)	(235,744)
U.S. Treasury Long Bond	6/21/21	2	(323,075)	13,887
U.S. Ultra Bond	6/21/21	46	(8,405,760)	69,697
U.S. Ultra Bond 10 Year	6/21/21	102	(14,716,393)	60,268
UK Long Gilt	6/28/21	34	(5,991,054)	10,608
U.S. Treasury Note 2 Year	6/30/21	183	(40,422,202)	29,241
U.S. Treasury Note 5 Year	6/30/21	469	(58,347,864)	473,991
				$382,435

The accompanying notes are an integral part of the consolidated financial statements.

40

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/2024	USD	22,361,180	$(417,193)	$(493,336)	$76,143

OTC Credit Default Swaps-Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC*	6/20/23	USD	230,995	$(5,738)	$33,494	$(39,232)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 34†	5.000%	Quarterly	12/20/25	BB-	EUR	1,860,490	$266,803	$173,481	$93,322
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	B+	USD	1,320,296	121,759	70,741	51,018
							$388,562	$244,222	$144,340

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC*	Caa3	12/20/21	USD	350,000	$8,753	$(17,500)	$26,253

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,349,315	$58,574	$3,250	$55,324
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.415%	Monthly	2/28/23	MXN	25,811,467	(14,672)	10	(14,682)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.495%	Monthly	3/03/23	MXN	25,803,353	(12,944)	10	(12,954)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.680%	Monthly	2/27/24	MXN	18,315,395	(19,186)	7	(19,193)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.855%	Monthly	3/01/24	MXN	18,315,395	(15,001)	7	(15,008)
Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	27,703,212	(233,895)	218	(234,113)

The accompanying notes are an integral part of the consolidated financial statements.

41

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 0.880%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/17/22	USD	15,490,278	$(140,430)	$122	$(140,552)
Fixed 0.398%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/08/24	USD	23,190,000	53,420	184	53,236
Fixed 0.526%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/06/24	USD	5,548,326	23,697	43	23,654
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	10,965,933	(358,730)	286	(359,016)
Fixed 0.351%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/25	USD	4,334,000	105,037	54	104,983
3-Month USD LIBOR BBA	Quarterly	Fixed 0.370%	Semi-Annually	10/29/25	USD	12,517,428	(330,008)	157	(330,165)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.455%	Semi-Annually	11/23/25	USD	3,480,000	(82,439)	44	(82,483)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.385%	Semi-Annually	2/10/26	USD	8,745,368	(268,640)	109	(268,749)
Fixed 0.682%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/19/26	USD	4,277,961	71,899	53	71,846
Fixed 0.700%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/26	USD	1,169,132	18,821	15	18,806
3-Month USD LIBOR BBA	Quarterly	Fixed 0.834%	Semi-Annually	3/08/26	USD	14,230,000	(143,318)	177	(143,495)
Fixed 0.690%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/23/30	USD	1,360,000	124,531	24	124,507
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	8/17/30	USD	3,116,195	(185,404)	56	(185,460)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.639%	Semi-Annually	8/21/30	USD	1,490,558	(147,403)	27	(147,430)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.675%	Semi-Annually	9/14/30	USD	526,252	(51,008)	9	(51,017)
Fixed 0.710%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/25/30	USD	800,000	75,442	14	75,428
3-Month USD LIBOR BBA	Quarterly	Fixed 0.660%	Semi-Annually	9/25/30	USD	800,000	(79,006)	14	(79,020)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.693%	Semi-Annually	9/29/30	USD	640,000	(61,431)	12	(61,443)
Fixed 0.764%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/29/30	USD	640,000	57,336	12	57,324
Fixed 0.810%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/23/30	USD	2,290,817	201,515	42	201,473
Fixed 1.173%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/31	USD	1,508,382	86,681	27	86,654
Fixed 1.195%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/31	USD	889,175	49,268	16	49,252
Fixed 0.885%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/50	USD	1,012,000	308,042	33	308,009
Fixed 0.875%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/21/50	USD	665,841	204,407	22	204,385

The accompanying notes are an integral part of the consolidated financial statements.

42

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	9/28/50	USD	341,000	$(89,259)	$11	$(89,270)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.075%	Semi-Annually	9/28/50	USD	1,453,737	(382,178)	48	(382,226)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.070%	Semi-Annually	10/21/50	USD	998,761	(264,144)	34	(264,178)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/23/50	USD	2,145,000	469,665	73	469,592
Fixed 1.170%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/28/50	USD	848,013	205,051	29	205,022
3-Month USD LIBOR BBA	Quarterly	Fixed 0.970%	Semi-Annually	10/28/50	USD	816,000	(234,501)	27	(234,528)
Fixed 0.980%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/29/50	USD	2,472,955	704,942	84	704,858
Fixed 1.300%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/19/50	USD	1,876,740	398,812	63	398,749
Fixed 1.220%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/27/50	USD	848,013	195,788	29	195,759
Fixed 1.450%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/11/50	USD	616,988	110,120	21	110,099
3-Month USD LIBOR BBA	Quarterly	Fixed 1.200%	Semi-Annually	12/22/50	USD	3,275,100	(772,201)	111	(772,312)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/30/50	USD	848,013	186,390	29	186,361
Fixed 1.445%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/07/51	USD	2,018,820	363,386	68	363,318
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/08/51	USD	691,273	112,554	23	112,531
Fixed 1.625%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/25/51	USD	1,484,866	206,299	50	206,249
Fixed 1.480%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/28/51	USD	2,638,779	454,455	88	454,367
Fixed 1.575%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/01/51	USD	1,530,734	230,393	51	230,342
Fixed 1.660%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/51	USD	858,617	112,524	29	112,495
Fixed 1.680%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/51	USD	889,175	112,450	30	112,420
3-Month USD LIBOR BBA	Quarterly	Fixed 1.238%	Semi-Annually	2/10/51	USD	2,385,100	(543,830)	80	(543,910)
Fixed 0.888%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/10/51	USD	1,590,067	490,233	53	490,180
Fixed 1.912%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/51	USD	347,273	25,452	12	25,440
							$1,387,556	$6,097	$1,381,459

The accompanying notes are an integral part of the consolidated financial statements.

43

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
	USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021	3,250	Maturity	BNP Paribas SA*	12/17/21	$33,150	$—	$33,150
3-Month USD LIBOR BBA- 0 bp	USD	394,226	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	2,170	Quarterly	Goldman Sachs International*	6/20/21	(810)	—	(810)
3-Month USD LIBOR BBA- 0 bp	USD	422,497	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	2,330	Quarterly	Goldman Sachs International*	6/20/21	62	—	62
3-Month USD LIBOR BBA- 10 bp	USD	157,777	Quarterly	Goldman Sachs Expensive Software Basket	368	Quarterly	Goldman Sachs International*	2/22/22	$(31,531)	$(3,877)	$(27,654)
									$871	$(3,877)	$4,748

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Long/Short (a)	Citigroup Global Markets Inc.*	1/26/2022-05/31/2023	USD	792,550	$660,622	$(131,928)	0.4%
Equity Securities Short (b)	JP Morgan Chase Bank N.A.*	02/08/2023	USD	(787,344)	(786,128)	1,216	0.1%
					$(125,506)	$(130,712)

*	Contracts are subject to a Master Netting Agreement.
(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR
1 week USD LIBOR
(b)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR
Federal Funds Rate
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the consolidated financial statements.

44

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States

The accompanying notes are an integral part of the consolidated financial statements.

45

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities March 31, 2021 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$655,143,695
Repurchase agreements, at value (Note 2) (b)	8,466,879
Other short-term investments, at value (Note 2) (c)	61,299,387
Total investments	724,909,961
Foreign currency, at value (d)	509,813
Receivables from:
Investments sold
Regular delivery	4,680,358
Collateral pledged for open derivative instruments (Note 2)	28,255
Open forward contracts (Note 2)	777,297
Fund shares sold	1,010,732
Investment adviser (Note 3)	79,090
Collateral pledged for equities sold short	5,939,528
Variation margin on open derivative instruments (Note 2)	2,096,224
Interest and dividends	1,329,953
Interest tax reclaim	100,087
Foreign taxes withheld	343,088
Open swap agreements, at value (Note 2)	43,181
Prepaid expenses	64,012
Total assets	741,911,579
Liabilities:
Payables for:
Investments purchased
Regular delivery	32,005,395
Delayed delivery	1,062,834
Collateral held for open derivative instruments (Note 2)	1,623,000
Closed swap agreements, at value	32,815
Written options outstanding, at value (Note 2) (e)	3,470,503
Payable for dividend on short sales (Note 2)	1,986
Open forward contracts (Note 2)	2,561,234
Equities sold short, at value (Note 2) (f)	5,263,738
Interest and dividends	5,831
Fund shares repurchased	14,447
Premium on purchased options	262,931
Open swap agreements, at value (Note 2)	170,007
Trustees’ fees and expenses (Note 3)	82,957
Affiliates (Note 3):
Administration fees	89,892
Investment advisory fees	489,201
Service fees	13,317
Distribution fees	8,342
Due to custodian	129,569
Accrued expense and other liabilities	336,437
Total liabilities	47,624,436
Net assets	$694,287,143
Net assets consist of:
Paid-in capital	$550,284,453
Accumulated Gain (Loss)	144,002,690
Net assets	$694,287,143

(a)	Cost of investments:	$542,952,759
(b)	Cost of repurchase agreements:	$8,466,879
(c)	Cost of other short-term investments:	$61,298,850
(d)	Cost of foreign currency:	$555,324
(e)	Premiums on written options:	$2,780,696
(f)	Proceeds from securities sold short:	$5,615,018

The accompanying notes are an integral part of the consolidated financial statements.

46

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Assets and Liabilities March 31, 2021 (Unaudited)

Class I shares:
Net assets	$657,822,568
Shares outstanding (a)	51,325,767
Net asset value, offering price and redemption price per share	$12.82
Class R5 shares:
Net assets	$3,612,118
Shares outstanding (a)	277,111
Net asset value, offering price and redemption price per share	$13.03
Service Class shares:
Net assets	$5,176,706
Shares outstanding (a)	404,241
Net asset value, offering price and redemption price per share	$12.81
Administrative Class shares:
Net assets	$7,644,611
Shares outstanding (a)	575,841
Net asset value, offering price and redemption price per share	$13.28
Class A shares:
Net assets	$2,526,073
Shares outstanding (a)	197,558
Net asset value, and redemption price per share	$12.79
Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.53
Class R4 shares:
Net assets	$5,580,097
Shares outstanding (a)	441,126
Net asset value, offering price and redemption price per share	$12.65
Class R3 shares:
Net assets	$11,924,970
Shares outstanding (a)	947,966
Net asset value, offering price and redemption price per share	$12.58

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

47

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Operations For the Six Months Ended March 31, 2021 (Unaudited)

Investment income (Note 2):
Dividends (a)	$3,364,501
Interest	1,872,878
Securities lending net income	2,283
Total investment income	5,239,662
Expenses (Note 3):
Investment advisory fees	2,584,334
Custody fees	256,910
Dividend expense on short sales	21,688
Audit fees	73,481
Legal fees	14,408
Proxy fees	408
Accounting & Administration fees	59,288
Shareholder reporting fees	24,088
Trustees’ fees	12,342
Registration and filing fees	51,414
Transfer agent fees	1,522
3,099,883
Administration fees:
Class R5	1,879
Service Class	4,270
Administrative Class	8,825
Class A	2,901
Class R4	5,405
Class R3	12,458
Distribution and Service fees:
Class A	3,221
Class R4	6,757
Class R3	31,142
Shareholder service fees:
Service Class	586
Administrative Class	2,982
Class A	964
Total expenses	3,181,273
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(434,031)
Class R5 fees reimbursed by adviser	(2,712)
Service Class fees reimbursed by adviser	(3,511)
Administrative Class fees reimbursed by adviser	(5,668)
Class A fees reimbursed by adviser	(1,858)
Class R4 fees reimbursed by adviser	(3,907)
Class R3 fees reimbursed by adviser	(8,850)
Net expenses:	2,720,736
Net investment income (loss)	2,518,926

The accompanying notes are an integral part of the consolidated financial statements.

48

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Operations For the Six Months Ended March 31, 2021 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$45,831,045
Futures contracts	(12,859,712)
Written options	5,561,521
Equities sold short	(210,822)
Swap agreements	843,251
Foreign currency transactions	(69,661)
Forward contracts	1,043,897
Net realized gain (loss)	40,139,519
Net change in unrealized appreciation (depreciation) on:
Investment transactions	36,981,375 *
Futures contracts	717,688
Written options	(1,194,388)
Equities sold short	307,102
Swap agreements	1,771,953
Translation of assets and liabilities in foreign currencies	(34,657)
Forward contracts	(1,864,763)
Net change in unrealized appreciation (depreciation)	36,684,310
Net realized gain (loss) and change in unrealized appreciation (depreciation)	76,823,829
Net increase (decrease) in net assets resulting from operations	$79,342,755

(a)	Net of foreign withholding tax of:	$231,251
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$93,114

The accompanying notes are an integral part of the consolidated financial statements.

49

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,518,926	$5,943,112
Net realized gain (loss)	40,139,519	25,408,207
Net change in unrealized appreciation (depreciation)	36,684,310	44,538,627
Net increase (decrease) in net assets resulting from operations	79,342,755	75,889,946
Distributions to shareholders (Note 2):
Class I	(38,661,602)	(18,899,024)
Class R5	(219,485)	(133,929)
Service Class	(291,578)	(132,327)
Administrative Class	(463,737)	(223,624)
Class A	(152,252)	(76,010)
Class R4	(304,216)	(220,315)
Class R3	(671,917)	(358,928)
Total distributions	(40,764,787)	(20,044,157)
Net fund share transactions (Note 5):
Class I	45,057,791	(15,545,900)
Class R5	(390,455)	(1,617,989)
Service Class	557,784	2,272
Administrative Class	(504,149)	(474,785)
Class A	(53,514)	(327,309)
Class R4	(159,808)	(2,061,225)
Class R3	108,222	(411,253)
Increase (decrease) in net assets from fund share transactions	44,615,871	(20,436,189)
Total increase (decrease) in net assets	83,193,839	35,409,600
Net assets
Beginning of period	611,093,304	575,683,704
End of period	$694,287,143	$611,093,304

The accompanying notes are an integral part of the consolidated financial statements.

50

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]	Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j,y]	Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]	Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class I
3/31/21[r]	$12.09	$0.05	$1.50	$1.55	$(0.16)	$(0.66)	$(0.82)	$12.82	13.11%[b]	$657,823	0.94%[a]	0.80%[a]	0.79%[a]	0.79%[a]
9/30/20	11.00	0.12	1.37	1.49	(0.13)	(0.27)	(0.40)	12.09	13.78%	576,459	0.96%	0.80%	0.79%	1.05%
9/30/19	11.18	0.17	0.11	0.28	(0.12)	(0.34)	(0.46)	11.00	2.99%	539,538	0.93%	0.80%	0.79%	1.61%
9/30/18	11.17	0.17	0.12	0.29	(0.25)	(0.03)	(0.28)	11.18	2.61%	537,404	0.97%	0.79%	0.79%[z]	1.51%
9/30/17	10.16	0.14	0.97	1.11	(0.10)	—	(0.10)	11.17	10.99%	545,487	1.00%	0.81%	0.79%	1.33%
9/30/16	10.11	0.14	0.53	0.67	(0.08)	(0.54)	(0.62)	10.16	6.91%	519,733	0.97%	0.80%	0.79%	1.39%
Class R5
3/31/21[r]	$12.27	$0.04	$1.52	$1.56	$(0.14)	$(0.66)	$(0.80)	$13.03	13.01%[b]	$3,612	1.04%[a]	0.90%[a]	0.89%[a]	0.68%[a]
9/30/20	11.16	0.10	1.39	1.49	(0.11)	(0.27)	(0.38)	12.27	13.63%	3,751	1.07%	0.89%	0.88%	0.91%
9/30/19	11.33	0.16	0.12	0.28	(0.11)	(0.34)	(0.45)	11.16	2.89%	4,637	1.03%	0.90%	0.89%	1.50%
9/30/18	11.31	0.16	0.13	0.29	(0.24)	(0.03)	(0.27)	11.33	2.57%	6,466	1.06%	0.89%	0.89%[z]	1.41%
9/30/17	10.29	0.13	0.98	1.11	(0.09)	—	(0.09)	11.31	10.83%	7,554	1.10%	0.91%	0.89%	1.23%
9/30/16	10.23	0.13	0.54	0.67	(0.07)	(0.54)	(0.61)	10.29	6.81%	7,390	1.07%	0.90%	0.89%	1.33%
Service Class
3/31/21[r]	$12.07	$0.04	$1.49	$1.53	$(0.13)	$(0.66)	$(0.79)	$12.81	12.93%[b]	$5,177	1.14%[a]	1.00%[a]	0.99%[a]	0.59%[a]
9/30/20	10.98	0.10	1.36	1.46	(0.10)	(0.27)	(0.37)	12.07	13.58%	4,335	1.17%	1.00%	0.99%	0.86%
9/30/19	11.16	0.15	0.11	0.26	(0.10)	(0.34)	(0.44)	10.98	2.74%	3,965	1.13%	1.00%	0.99%	1.40%
9/30/18	11.14	0.13	0.15	0.28	(0.23)	(0.03)	(0.26)	11.16	2.50%	4,587	1.16%	0.99%	0.99%[z]	1.20%
9/30/17	10.14	0.12	0.95	1.07	(0.07)	—	(0.07)	11.14	10.66%	11,011	1.20%	1.01%	0.99%	1.12%
9/30/16	10.08	0.12	0.54	0.66	(0.06)	(0.54)	(0.60)	10.14	6.79%	11,890	1.17%	1.00%	0.99%	1.23%
Administrative Class
3/31/21[r]	12.48	0.03	$1.55	$1.58	$(0.12)	$(0.66)	$(0.78)	$13.28	12.86%[b]	$7,645	1.24%[a]	1.10%[a]	1.09%[a]	0.48%[a]
9/30/20	11.34	0.09	1.41	1.50	(0.09)	(0.27)	(0.36)	12.48	13.45%	7,654	1.27%	1.10%	1.09%	0.75%
9/30/19	11.50	0.14	0.13	0.27	(0.09)	(0.34)	(0.43)	11.34	2.71%	7,466	1.23%	1.10%	1.09%	1.31%
9/30/18	11.48	0.14	0.13	0.27	(0.22)	(0.03)	(0.25)	11.50	2.32%	8,687	1.26%	1.09%	1.09%[z]	1.19%
9/30/17	10.44	0.11	0.99	1.10	(0.06)	—	(0.06)	11.48	10.59%	9,916	1.30%	1.11%	1.09%	1.03%
9/30/16	10.36	0.11	0.55	0.66	(0.04)	(0.54)	(0.58)	10.44	6.61%	9,991	1.27%	1.10%	1.09%	1.11%

	Six months ended March 31, 2021[b,r]	Year ended September 30
		2020	2019	2018	2017	2016
Portfolio turnover rate	56%	197%	174%	145%	153%	171%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Amount of short sale dividend and loan expense had no impact on the ratio of expenses to average daily net assets.

The accompanying notes are an integral part of the consolidated financial statements.

51

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]	Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j,y]	Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]	Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class A
3/31/21[r]	$12.03	$0.01	$1.50	$1.51	$(0.09)	$(0.66)	$(0.75)	$12.79	12.75%[b]	$2,526	1.49%[a]	1.35%[a]	1.34%[a]	0.24%[a]
9/30/20	10.94	0.06	1.36	1.42	(0.06)	(0.27)	(0.33)	12.03	13.22%	2,423	1.52%	1.35%	1.34%	0.50%
9/30/19	11.10	0.11	0.12	0.23	(0.05)	(0.34)	(0.39)	10.94	2.42%	2,523	1.49%	1.35%	1.34%	1.04%
9/30/18	11.08	0.11	0.11	0.22	(0.17)	(0.03)	(0.20)	11.10	2.00%	3,836	1.52%	1.34%	1.34%[z]	0.96%
9/30/17	10.07	0.08	0.97	1.05	(0.04)	—	(0.04)	11.08	10.42%	3,873	1.55%	1.36%	1.34%	0.77%
9/30/16	10.01	0.09	0.52	0.61	(0.01)	(0.54)	(0.55)	10.07	6.26%	5,748	1.52%	1.35%	1.34%	0.87%
Class R4
3/31/21[r]	$11.90	$0.02	$1.48	$1.50	$(0.09)	$(0.66)	$(0.75)	$12.65	12.90%[b]	$5,580	1.39%[a]	1.25%[a]	1.24%[a]	0.33%[a]
9/30/20	10.83	0.07	1.34	1.41	(0.07)	(0.27)	(0.34)	11.90	13.22%	5,391	1.41%	1.25%	1.24%	0.60%
9/30/19	11.00	0.12	0.12	0.24	(0.07)	(0.34)	(0.41)	10.83	2.57%	7,021	1.39%	1.25%	1.24%	1.17%
9/30/18	11.00	0.12	0.11	0.23	(0.20)	(0.03)	(0.23)	11.00	2.10%	9,324	1.41%	1.24%	1.24%[z]	1.05%
9/30/17	10.01	0.08	0.97	1.05	(0.06)	—	(0.06)	11.00	10.53%	10,527	1.45%	1.26%	1.24%	0.82%
9/30/16	9.99	0.11	0.51	0.62	(0.06)	(0.54)	(0.60)	10.01	6.46%	16,392	1.42%	1.25%	1.24%	1.10%
Class R3
3/31/21[r]	$11.84	$0.01	$1.46	$1.47	$(0.07)	$(0.66)	$(0.73)	$12.58	12.71%[b]	$11,925	1.64%[a]	1.50%[a]	1.49%[a]	0.08%[a]
9/30/20	10.78	0.04	1.34	1.38	(0.05)	(0.27)	(0.32)	11.84	12.99%	11,080	1.67%	1.50%	1.49%	0.35%
9/30/19	10.95	0.10	0.11	0.21	(0.04)	(0.34)	(0.38)	10.78	2.31%	10,533	1.63%	1.50%	1.49%	0.92%
9/30/18	10.95	0.09	0.12	0.21	(0.18)	(0.03)	(0.21)	10.95	1.88%	14,074	1.67%	1.49%	1.49%[z]	0.82%
9/30/17	9.98	0.07	0.95	1.02	(0.05)	—	(0.05)	10.95	10.23%	14,001	1.70%	1.51%	1.49%	0.64%
9/30/16	9.98	0.08	0.52	0.60	(0.06)	(0.54)	(0.60)	9.98	6.16%	10,403	1.67%	1.50%	1.49%	0.83%

The accompanying notes are an integral part of the consolidated financial statements.

52

Notes to Consolidated Financial Statements (Unaudited)

1. The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2021, the Fund’s net assets were $694,287,143, of which $8,404,896 or 1.21%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities

53

Notes to Consolidated Financial Statements (Unaudited) (Continued)

traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

54

Notes to Consolidated Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadviser utilizes one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date the Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

55

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2021, for the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Asset Investments
Common Stock*
Australia	$—	$85,893	$457,209	**	$543,102
Belgium	—	14,813	—		14,813
Bermuda	—	213,549	—		213,549
Brazil	593,477	—	—		593,477
British Virgin Islands	628,167	—	—		628,167
Canada	5,728,479	—	—		5,728,479
Cayman Islands	6,066,102	7,066,898	—		13,133,000
Chile	63,366	—	—		63,366
China	—	5,243,347	—		5,243,347
Denmark	—	1,438,656	—		1,438,656
Finland	—	1,455,869	—		1,455,869
France	106	20,308,558	—		20,308,664
Germany	2,484,610	20,039,066	—		22,523,676
Hong Kong	—	4,267,301	—		4,267,301
India	—	1,545,884	—		1,545,884
Indonesia	—	186,675	—		186,675
Ireland	116,635	702,366	—		819,001
Italy	—	11,523,767	—		11,523,767
Japan	—	12,612,946	—		12,612,946
Luxembourg	93,217	426,492	—		519,709
Mexico	20,766	—	—		20,766
Netherlands	3,460,869	15,340,904	—		18,801,773
Norway	—	96,173	—		96,173
Poland	—	14,086	—		14,086
Portugal	—	117,593	—		117,593
Republic of Korea	—	3,546,518	—		3,546,518
Saudi Arabia	—	6,316	—		6,316
Singapore	—	446,041	—		446,041
South Africa	—	66,799	—		66,799
Spain	—	1,959,907	—		1,959,907
Sweden	—	7,091,508	—		7,091,508

56

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Asset Investments (Continued)
Common Stock* (Continued)
Switzerland	$1,659,249	$2,025,419	$—		$3,684,668
Taiwan	—	7,786,290	—		7,786,290
Thailand	136,416	47,799	—		184,215
Turkey	—	19,604	—		19,604
United Kingdom	3,179,526	12,909,747	—	+**	16,089,273
United States	305,461,493	1,181,300	21,709	**	306,664,502
Preferred Stock
Brazil	130,580	—	—		130,580
United Kingdom	562,246	—	—		562,246
United States	3,158,054	—	2,427,474	**	5,585,528
Bank Loans	—	10,421,454	—		10,421,454
Corporate Debt	—	33,934,172	2,313,955	**	36,248,127
Non-U.S. Government Agency Obligations	—	8,938,306	—		8,938,306
Sovereign Debt Obligations	—	44,981,782	—		44,981,782
U.S. Government Agency Obligations and Instrumentalities	—	469,552	—		469,552
U.S. Treasury Obligations	—	15,646,398	—		15,646,398
Mutual Funds	56,519,417	—	—		56,519,417
Purchased Options	2,004,550	3,626,476	—		5,631,026
Warrants	49,109	—	—		49,109
Rights	690	—	—		690
Short-Term Investments	—	69,766,266	—		69,766,266
Total Investments	$392,117,124	$327,572,490	$5,220,347		$724,909,961
Liability Investments
Equities Sold Short	$(5,263,738)	$—	$—		$(5,263,738)
Asset Derivatives
Forward Contracts	$—	$777,297	$—		$777,297
Futures Contracts	805,036	—	—		805,036
Swap Agreements	—	6,248,927	—		6,248,927
Total	$805,036	$7,026,224	$—		$7,831,260
Liability Derivatives
Forward Contracts	$—	$(2,561,234)	$—		$(2,561,234)
Futures Contracts	(527,184)	—	—		(527,184)
Swap Agreements	—	(5,016,828)	—		(5,016,828)
Written Options	(1,216,960)	(2,253,543)	—		(3,470,503)
Total	$(1,744,144)	$(9,831,605)	$—		$(11,575,749)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at March 31, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

+	Represents a security at $0 value as of March 31, 2021.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to: investments purchased on a delayed delivery basis, collateral pledged for equities sold short, collateral pledged/held for open derivative instruments, and amounts due to custodian, approximate fair value, which would be categorized at Level 2, as of March 31, 2021.

The Fund had no Level 3 transfers during the period ended March 31, 2021.

57

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2021, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$—	$—	$777,297	$—	$777,297
Futures Contracts^^	—	140,722	—	664,314	805,036
Swap Agreements*	8,753	34,428	—	—	43,181
Swap Agreements^^,^^^	388,562	—	—	5,817,184	6,205,746
Purchased Options*,^^^	—	1,933,473	—	71,188	2,004,661
Purchased Options*	154	856,870	186,351	2,582,990	3,626,365
Total Value	$397,469	$2,965,493	$963,648	$9,135,676	$13,462,286
Liability Derivatives
Forward Contracts^	$—	$—	$(2,561,234)	$—	$(2,561,234)
Futures Contracts^^	—	(502,467)	—	(24,717)	(527,184)
Swap Agreements^	(5,738)	(164,269)	—	—	(170,007)
Swap Agreements ^^,^^^	(417,193)	—	—	(4,429,628)	(4,846,821)
Written Options^,^^^	—	(1,110,497)	—	(106,719)	(1,217,216)
Written Options^	—	(244,188)	(192,228)	(1,816,871)	(2,253,287)
Total Value	$(422,931)	$(2,021,421)	$(2,753,462)	$(6,377,935)	$(11,575,749)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$1,043,897	$—	$1,043,897
Futures Contracts	—	(10,438,879)	—	(2,420,833)	(12,859,712)
Swap Agreements	(11,159)	1,008,569	—	(154,159)	843,251
Purchased Options	—	(1,672,772)	(575,257)	(1,019,297)	(3,267,326)
Written Options	—	4,662,734	183,448	715,339	5,561,521
Total Realized Gain (Loss)	$(11,159)	$(6,440,348)	$652,088	$(2,878,950)	$(8,678,369)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(1,864,763)	$—	$(1,864,763)
Futures Contracts	—	363,752	—	353,936	717,688
Swap Agreements	(120,169)	(383,178)	—	2,275,300	1,771,953
Purchased Options	—	(613,047)	324,701	1,602,372	1,314,026
Written Options	—	509,275	(176,560)	(1,527,103)	(1,194,388)
Total Change in Appreciation (Depreciation)	$(120,169)	$(123,198)	$(1,716,622)	$2,704,505	$744,516

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in the Fund’s Consolidated Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.

58

Notes to Consolidated Financial Statements (Unaudited) (Continued)

#

Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

##

Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

For the period ended March 31, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
1,442	$134,254,207	$184,304,596	23,644,456	$109,516,489	24,693,971	$91,191,676

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2021.

The Consolidated Portfolio of Investments included in the Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on the Fund’s derivatives exposure as of March 31, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund as of March 31, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$800,368	$(307,292)	$(36,000)	$457,076
Barclays Bank PLC	134,545	(134,545)	—	—
BNP Paribas SA	293,697	(293,697)	—	—
Citibank N.A.	41,296	(41,296)	—	—
Credit Suisse International	86,492	(63,472)	(23,020)	—
Deutsche Bank AG	493,798	(114,327)	(379,471)	—
Goldman Sachs International	591,359	(591,359)	—	—
HSBC Bank PLC	73,919	(48,128)	—	25,791
JP Morgan Chase Bank N.A.	209,283	(209,283)	—	—
Morgan Stanley & Co. LLC	1,349,068	(625,531)	(723,537)	—
Nomura International PLC	330,471	(58,461)	(240,000)	32,010
Societe Generale	3,923	(3,923)	—	—
State Street Bank and Trust Co.	28,668	—	—	28,668
UBS AG	9,956	(9,956)	—	—
	$4,446,843	$(2,501,270)	$(1,402,028)	$543,545

59

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund as of March 31, 2021.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(307,292)	$307,292	$—	$—
Barclays Bank PLC	(242,860)	134,545	—	(108,315)
BNP Paribas SA	(367,078)	293,697	—	(73,381)
Citibank N.A.	(725,405)	41,296	—	(684,109)
Citigroup Global Markets Inc.	(131,928)	—	—	(131,928)
Credit Suisse International	(63,472)	63,472	—	—
Deutsche Bank AG	(114,327)	114,327	—	—
Goldman Sachs International	(1,197,964)	591,359	—	(606,605)
HSBC Bank PLC	(48,128)	48,128	—	—
JP Morgan Chase Bank N.A.	(660,605)	209,283	—	(451,322)
Morgan Stanley & Co. LLC	(625,531)	625,531	—	—
Nomura International PLC	(58,461)	58,461	—	—
Societe Generale	(10,236)	3,923	—	(6,313)
UBS AG	(431,241)	9,956	—	(421,285)
	$(4,984,528)	$2,501,270	$—	$(2,483,258)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2021, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not

60

Notes to Consolidated Financial Statements (Unaudited) (Continued)

be able to, perform its obligations. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. The Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

61

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Options on Futures Contracts. If the Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). The Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference

62

Notes to Consolidated Financial Statements (Unaudited) (Continued)

entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

63

Notes to Consolidated Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

64

Notes to Consolidated Financial Statements (Unaudited) (Continued)

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2021, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Fund’s securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between the Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by the Fund to approved borrowers (each, a “Borrower”).

The Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. The Fund bears the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Fund in the event of default by a Borrower with respect to a loan. The Fund receives compensation for lending its securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund employs the Agent to implement its securities lending program and the Agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the Borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Fund in securities lending transactions during the period ended March 31, 2021, is reflected as securities lending income on the Consolidated Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid monthly by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Effective December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.20%*	0.30%*	0.30%*	0.20%	0.20%

*	Prior to December 31, 2020, the administrative services fee was 0.15% for Service Class, Administrative Class and Class A.

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective December 31, 2020, the Supplemental Shareholder Services Agreement was terminated and the fees were transferred into the Administrative and Shareholder Services Agreement.

Prior to December 31, 2020, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement were intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and were calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may have paid these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

Effective February 1, 2021, MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Prior to February 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2021, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2021, was 7.5%.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2021, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$10,069,677	$331,485,829	$54,443,578	$304,681,938

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Fund comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Purchases	Sales	Realized Gains/Losses
$1,997,850	$—	$—

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Sold	2,911,573	$36,998,132	4,299,653	$47,495,492
Issued as reinvestment of dividends	3,143,220	38,661,602	1,691,945	18,899,024
Redeemed	(2,419,303)	(30,601,943)	(7,365,245)	(81,940,416)
Net increase (decrease)	3,635,490	$45,057,791	(1,373,647)	$(15,545,900)

Class R5
Sold	11,876	$152,909	187,845	$1,966,358
Issued as reinvestment of dividends	17,545	219,485	11,800	133,929
Redeemed	(58,044)	(762,849)	(309,579)	(3,718,276)
Net increase (decrease)	(28,623)	$(390,455)	(109,934)	$(1,617,989)

Service Class
Sold	46,119	$584,871	43,252	$475,206
Issued as reinvestment of dividends	23,725	291,578	11,847	132,327
Redeemed	(24,816)	(318,665)	(57,000)	(605,261)
Net increase (decrease)	45,028	$557,784	(1,901)	$2,272

Administrative Class
Sold	22,356	$293,994	65,451	$761,777
Issued as reinvestment of dividends	36,372	463,737	19,345	223,624
Redeemed	(96,324)	(1,261,880)	(129,918)	(1,460,186)
Net increase (decrease)	(37,596)	$(504,149)	(45,122)	$(474,785)

Class A
Sold	11,907	$152,072	18,014	$200,464
Issued as reinvestment of dividends	12,388	152,252	6,805	76,010
Redeemed	(28,109)	(357,838)	(54,002)	(603,783)
Net increase (decrease)	(3,814)	$(53,514)	(29,183)	$(327,309)

Class R4
Sold	40,160	$504,302	86,953	$957,934
Issued as reinvestment of dividends	25,038	304,216	19,956	220,315
Redeemed	(76,931)	(968,326)	(302,500)	(3,239,474)
Net increase (decrease)	(11,733)	$(159,808)	(195,591)	$(2,061,225)

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class R3
Sold	185,752	$2,299,851	321,579	$3,502,461
Issued as reinvestment of dividends	55,576	671,917	32,630	358,928
Redeemed	(229,272)	(2,863,546)	(395,530)	(4,272,642)
Net increase (decrease)	12,056	$108,222	(41,321)	$(411,253)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2021, no amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2021, no amounts have been retained by the Distributor.

6. Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$612,718,488	$122,252,671	$(10,061,198)	$112,191,473

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2020, was as follows:

Ordinary Income	Long Term Capital Gain
$15,314,363	$4,729,794

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$19,106,792	$15,210,754	$(76,316)	$71,183,492

The Fund did not have any unrecognized tax benefits at March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7. Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on the Fund’s performance and have the potential to impair the ability of the Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

74

Notes to Consolidated Financial Statements (Unaudited) (Continued)

10. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements other than those disclosed below.

Effective May 1, 2021, the Trust will change its address from 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981 to 1295 State Street, Springfield, Massachusetts 01111-0001.

75

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Fund has established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

76

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2021:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.80%	$1,131.10	$4.25	$1,020.90	$4.03
Class R5	1,000	0.90%	1,130.10	4.78	1,020.40	4.53
Service Class	1,000	1.00%	1,129.30	5.31	1,019.90	5.04
Administrative Class	1,000	1.10%	1,128.60	5.84	1,019.40	5.54
Class A	1,000	1.35%	1,127.50	7.16	1,018.20	6.79
Class R4	1,000	1.25%	1,129.00	6.63	1,018.70	6.29
Class R3	1,000	1.50%	1,127.10	7.95	1,017.50	7.54

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

77

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

©2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50579-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2021

Welcome to the MassMutual MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds Semiannual Report, covering the six months ended March 31, 2021.

Market Highlights

●	For the reporting period from October 1, 2020 through March 31, 2021, U.S. stocks were up over 19%, despite being in the midst of a global economic recession brought on by the COVID-19 pandemic.

●

In the fourth quarter of 2020 investors looked past rising COVID-19 cases and responded positively to plans to roll out COVID-19 vaccinations globally, further fiscal stimulus in the U.S., and a post-Brexit trade agreement between the U.K. and European Union.

●

The first quarter of 2021 was a continuation of the prior quarter with investors embracing falling COVID-19 case counts, a faster than expected vaccination rollout in the U.S., more fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	Foreign stocks in both developed and emerging markets also experienced strong gains in the reporting period, aided by increasing economic activity and continued weakening of the U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and rising interest rates.

Market Commentary

For the six months beginning on October 1, 2020, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the Federal Reserve Board’s (the Fed) commitment to low interest rates, two more rounds of fiscal stimulus, rising expectations for strong economic growth, and a rebound in corporate earnings.

As a result, the broad market S&P 500® Index* delivered a gain of 19.07% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 19.04% for the period. The more economically sensitive Dow Jones Industrial Average was up 19.91% for the period. During this period small-cap stocks significantly outperformed their large cap peers, while value stocks significantly outperformed their growth peers.

The continued market recovery, additional fiscal stimulus and the conclusion of the U.S. Presidential election affected sectors differently. The energy and financial sectors fared the best for this six-month period as investors expected these sectors to benefit the most from the stimulus-boosted economic recovery and corresponding rise in interest rates. The consumer staples and utilities sectors lagged the other sectors, though they were in positive territory for the period, with the reopening of the economy favoring the more economically sensitive sectors over these more defensive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $59.19 per barrel, up 48% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stocks, as measured by the MSCI EAFE® Index, led their domestic peers, rising 20.18% for the six-month period, aided by the global economic rebound and a weaker U.S. dollar. European stocks fared better than Japanese stocks in part due to Europe deploying COVID-19 vaccines faster than Japan. Emerging-market stocks, as measured in the MSCI Emerging Markets® Index, also fared well, rising 22.43% for the period. This was despite weak returns from China after its government cut back stimulus in hopes to curb unfettered credit growth.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates to nearly zero percent and letting inflation rise above target levels until employment levels have returned to their pre-pandemic levels. Congress also continues to play its part, delivering a $900 billion stimulus bill in December 2020, delivering another $1.9 trillion in stimulus in March 2021, and promising a $2 trillion infrastructure plan before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus-fueled economic and corporate earnings recovery in 2021. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 1.74% by the end of March. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 2.73%. Investment-grade bond prices fared better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down just 1.74%. Below investment grade bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index, performed significantly better, ending the period up 7.36%, aided by investors’ strong demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select Target Allocation Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select Target Allocation Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) Select Target Allocation Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM Select 20/80 Allocation Fund, MM Select 40/60 Allocation Fund, MM Select 60/40 Allocation Fund, and MM Select 80/20 Allocation Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

●	MM Select 20/80 Allocation Fund: The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds

●	MM Select 40/60 Allocation Fund: The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.

●	MM Select 60/40 Allocation Fund: The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.

●	MM Select 80/20 Allocation Fund: The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

3

MassMutual Select Target Allocation Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select 20/80 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	77.3%
Equity Funds	22.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select 40/60 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	57.3%
Equity Funds	42.8%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select 60/40 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	63.6%
Fixed Income Funds	36.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select 80/20 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	78.8%
Fixed Income Funds	21.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?

The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 10 Funds – each of which has a “fund of funds” structure.

The 10 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund.

●	MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.

●

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely to stop making new investments in the Fund at or around that time (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund and MM RetireSMART by JPMorgan 2020 Fund). Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (J.P. Morgan) or its affiliates), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. Each Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Funds’ assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

●

MM RetireSMART by JPMorgan In Retirement/2020 Fund: Assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon.

●

MM RetireSMART by JPMorgan 2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of its target retirement year. It is intended that each Fund’s strategic target allocations will approximate those of the MM RetireSMART by JPMorgan In Retirement Fund by the end of its target retirement year.

5

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	65.6%
Equity Funds	34.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	65.6%
Equity Funds	34.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	50.5%
Fixed Income Funds	49.6%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	63.0%
Fixed Income Funds	37.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	76.8%
Fixed Income Funds	23.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	85.8%
Fixed Income Funds	14.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.8%
Fixed Income Funds	5.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.8%
Fixed Income Funds	5.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

6

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.8%
Fixed Income Funds	5.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.6%
Fixed Income Funds	5.3%
Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%
Net Assets	100.0%

7

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” and pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral allocations” because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	59.7%
Equity Funds	40.3%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price (target date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) Select T. Rowe Price (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income.

Each Fund pursues its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). Each Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired or would plan to retire and likely stopped or would stop making new investments in the Fund. Each Fund is primarily designed for an investor who retired or anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks and bonds will remain unchanged.

During the second quarter of 2020, each Fund began to shift its asset allocation strategy so that the overall allocation to stocks at 30 years past retirement will increase from 20% to 30%. The transition may take up to two years from the start of the transition to fully implement.

9

MassMutual Select T. Rowe Price (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	60.3%
Equity Funds	39.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	55.6%
Equity Funds	44.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/21
Fixed Income Funds	50.5%
Equity Funds	49.5%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	54.8%
Fixed Income Funds	45.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	63.9%
Fixed Income Funds	36.2%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	74.0%
Fixed Income Funds	26.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	82.8%
Fixed Income Funds	17.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	89.6%
Fixed Income Funds	10.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

10

MassMutual Select T. Rowe Price (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.0%
Fixed Income Funds	6.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.5%
Fixed Income Funds	5.6%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.4%
Fixed Income Funds	5.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/21
Equity Funds	94.3%
Fixed Income Funds	5.8%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

11

MassMutual Select 20/80 Allocation Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 22.7%
DFA Commodity Strategy Portfolio	441,946	$2,558,867
Invesco Real Estate Fund, Class R6	24,234	473,767
MassMutual Premier International Equity Fund, Class I (a)	82,750	810,953
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	88,950	1,394,730
MassMutual Select Blue Chip Growth Fund, Class I (a)	111,069	3,386,482
MassMutual Select Diversified Value Fund, Class I (a)	207,657	2,658,010
MassMutual Select Equity Opportunities Fund, Class I (a)	153,492	2,911,748
MassMutual Select Fundamental Value Fund, Class I (a)	323,239	3,258,245
MassMutual Select Growth Opportunities Fund, Class I (a)	131,773	1,321,687
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,839	1,416,812
MassMutual Select Mid-Cap Value Fund, Class I (a)	153,645	2,229,385
MassMutual Select Overseas Fund, Class I (a)	292,323	2,864,768
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	13,305	271,821
MassMutual Select Small Cap Value Equity Fund, Class I (a)	68,836	907,951
MM Select Equity Asset Fund, Class I (a)	1,626,513	15,126,575
Vanguard Developed Markets Index Fund, Admiral Shares	149,737	2,359,857
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,416	492,162
Vanguard Mid-Cap Index Fund, Admiral Shares	7,940	2,175,692
Vanguard Small-Cap Index Fund, Admiral Shares	7,748	793,894
		47,413,406
Fixed Income Funds — 77.3%
Barings Global Floating Rate Fund, Class Y (a)	162,780	1,521,992
Invesco Oppenheimer International Bond Fund, Class R6	1,363,034	7,374,013
MassMutual Premier Core Bond Fund, Class I (a)	3,194,487	35,139,360
MassMutual Premier High Yield Fund, Class I (a)	148,349	1,324,753
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	562,945	6,130,468

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	4,111,503	$41,032,798
MassMutual Select Strategic Bond Fund, Class I (a)	2,544,964	26,925,721
MassMutual Select Total Return Bond Fund, Class I (a)	3,370,223	33,735,933
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,653	296,048
Vanguard Total Bond Market Index Fund, Institutional Shares	679,704	7,571,897
		161,052,983

TOTAL MUTUAL FUNDS (Cost $199,984,976)		208,466,389

TOTAL LONG-TERM INVESTMENTS (Cost $199,984,976)		208,466,389

TOTAL INVESTMENTS — 100.0% (Cost $199,984,976) (b)		208,466,389

Other Assets/(Liabilities) — (0.0)%		(20,358)

NET ASSETS — 100.0%		$208,446,031

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select 40/60 Allocation Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 42.8%
DFA Commodity Strategy Portfolio	385,306	$2,230,920
Invesco Real Estate Fund, Class R6	43,798	856,241
MassMutual Premier International Equity Fund, Class I (a)	201,410	1,973,822
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	143,827	2,255,208
MassMutual Select Blue Chip Growth Fund, Class I (a)	273,689	8,344,773
MassMutual Select Diversified Value Fund, Class I (a)	432,210	5,532,291
MassMutual Select Equity Opportunities Fund, Class I (a)	404,107	7,665,908
MassMutual Select Fundamental Value Fund, Class I (a)	689,040	6,945,523
MassMutual Select Growth Opportunities Fund, Class I (a)	278,879	2,797,154
MassMutual Select Mid Cap Growth Fund, Class I (a)	85,967	2,493,912
MassMutual Select Mid-Cap Value Fund, Class I (a)	281,300	4,081,662
MassMutual Select Overseas Fund, Class I (a)	607,139	5,949,967
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	31,598	645,541
MassMutual Select Small Cap Value Equity Fund, Class I (a)	180,872	2,385,700
MM Select Equity Asset Fund, Class I (a)	3,110,089	28,923,825
Vanguard Developed Markets Index Fund, Institutional Shares	375,900	5,935,459
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,477	2,003,623
Vanguard Mid-Cap Index Fund, Admiral Shares	16,910	4,633,885
Vanguard Small-Cap Index Fund, Admiral Shares	17,873	1,831,478
		97,486,892
Fixed Income Funds — 57.3%
Barings Global Floating Rate Fund, Class Y (a)	222,286	2,078,372
Invesco Oppenheimer International Bond Fund, Class R6	1,181,073	6,389,607
MassMutual Premier Core Bond Fund, Class I (a)	2,405,293	26,458,226
MassMutual Premier High Yield Fund, Class I (a)	181,664	1,622,258
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	376,132	4,096,081

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,775,574	$27,700,226
MassMutual Select Strategic Bond Fund, Class I (a)	2,348,985	24,852,257
MassMutual Select Total Return Bond Fund, Class I (a)	2,919,733	29,226,527
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,408	317,030
Vanguard Total Bond Market Index Fund, Institutional Shares	715,722	7,973,144
		130,713,728

TOTAL MUTUAL FUNDS (Cost $213,578,010)		228,200,620

TOTAL LONG-TERM INVESTMENTS (Cost $213,578,010)		228,200,620

TOTAL INVESTMENTS — 100.1% (Cost $213,578,010) (b)		228,200,620

Other Assets/(Liabilities) — (0.1)%		(128,719)

NET ASSETS — 100.0%		$228,071,901

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select 60/40 Allocation Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.6%
DFA Commodity Strategy Portfolio	316,662	$1,833,472
Invesco Real Estate Fund, Class R6	64,956	1,269,880
MassMutual Premier International Equity Fund, Class I (a)	361,153	3,539,301
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	62,533	980,525
MassMutual Select Blue Chip Growth Fund, Class I (a)	386,666	11,789,448
MassMutual Select Diversified Value Fund, Class I (a)	683,679	8,751,087
MassMutual Select Equity Opportunities Fund, Class I (a)	699,210	13,264,022
MassMutual Select Fundamental Value Fund, Class I (a)	1,003,170	10,111,954
MassMutual Select Growth Opportunities Fund, Class I (a)	379,151	3,802,881
MassMutual Select Mid Cap Growth Fund, Class I (a)	140,213	4,067,590
MassMutual Select Mid-Cap Value Fund, Class I (a)	345,062	5,006,851
MassMutual Select Overseas Fund, Class I (a)	711,419	6,971,909
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	66,337	1,355,257
MassMutual Select Small Cap Value Equity Fund, Class I (a)	314,674	4,150,554
MM Select Equity Asset Fund, Class I (a)	4,986,723	46,376,522
Vanguard Developed Markets Index Fund, Institutional Shares	470,137	7,423,470
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	40,281	1,736,518
Vanguard Mid-Cap Index Fund, Institutional Shares	130,161	7,878,634
Vanguard Small-Cap Index Fund, Admiral Shares	12,617	1,292,864
		141,602,739
Fixed Income Funds — 36.5%
Barings Global Floating Rate Fund, Class Y (a)	379,608	3,549,333
Invesco Oppenheimer International Bond Fund, Class R6	865,247	4,680,984
MassMutual Premier Core Bond Fund, Class I (a)	1,551,001	17,061,010
MassMutual Premier High Yield Fund, Class I (a)	428,113	3,823,047
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	198,188	2,158,272

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,535,436	$15,323,654
MassMutual Select Strategic Bond Fund, Class I (a)	1,152,501	12,193,461
MassMutual Select Total Return Bond Fund, Class I (a)	1,676,365	16,780,417
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,517	347,844
Vanguard Total Bond Market Index Fund, Institutional Shares	462,379	5,150,898
		81,068,920

TOTAL MUTUAL FUNDS (Cost $201,938,311)		222,671,659

TOTAL LONG-TERM INVESTMENTS (Cost $201,938,311)		222,671,659

TOTAL INVESTMENTS — 100.1% (Cost $201,938,311) (b)		222,671,659

Other Assets/(Liabilities) — (0.1)%		(112,392)

NET ASSETS — 100.0%		$222,559,267

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select 80/20 Allocation Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 78.8%
DFA Commodity Strategy Portfolio	188,423	$1,090,969
Invesco Real Estate Fund, Class R6	61,954	1,211,202
MassMutual Premier International Equity Fund, Class I (a)	254,263	2,491,777
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	240,603	3,772,657
MassMutual Select Blue Chip Growth Fund, Class I (a)	325,429	9,922,334
MassMutual Select Diversified Value Fund, Class I (a)	472,644	6,049,846
MassMutual Select Equity Opportunities Fund, Class I (a)	459,079	8,708,726
MassMutual Select Fundamental Value Fund, Class I (a)	749,720	7,557,175
MassMutual Select Growth Opportunities Fund, Class I (a)	303,284	3,041,942
MassMutual Select Mid Cap Growth Fund, Class I (a)	144,230	4,184,121
MassMutual Select Mid-Cap Value Fund, Class I (a)	290,469	4,214,708
MassMutual Select Overseas Fund, Class I (a)	809,527	7,933,365
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	67,517	1,379,371
MassMutual Select Small Cap Value Equity Fund, Class I (a)	251,705	3,319,989
MM Select Equity Asset Fund, Class I (a)	3,612,191	33,593,374
Vanguard Developed Markets Index Fund, Institutional Shares	473,654	7,479,004
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	90,347	3,894,850
Vanguard Mid-Cap Index Fund, Admiral Shares	22,027	6,036,051
Vanguard Small-Cap Index Fund, Admiral Shares	24,926	2,554,188
		118,435,649
Fixed Income Funds — 21.2%
Barings Global Floating Rate Fund, Class Y (a)	304,745	2,849,362
Invesco Oppenheimer International Bond Fund, Class R6	566,887	3,066,859
MassMutual Premier Core Bond Fund, Class I (a)	471,958	5,191,536
MassMutual Premier High Yield Fund, Class I (a)	364,995	3,259,407
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	61,872	673,782

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	681,023	$6,796,609
MassMutual Select Strategic Bond Fund, Class I (a)	399,795	4,229,830
MassMutual Select Total Return Bond Fund, Class I (a)	453,408	4,538,609
Vanguard Long-Term Treasury Index Fund, Admiral Shares	5,991	166,482
Vanguard Total Bond Market Index Fund, Admiral Shares	95,886	1,068,174
		31,840,650

TOTAL MUTUAL FUNDS (Cost $132,546,616)		150,276,299

TOTAL LONG-TERM INVESTMENTS (Cost $132,546,616)		150,276,299

TOTAL INVESTMENTS — 100.0% (Cost $132,546,616) (b)		150,276,299

Other Assets/(Liabilities) — (0.0)%		(58,065)

NET ASSETS — 100.0%		$150,218,234

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 34.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	244,966	$4,813,578
JPMorgan Realty Income Fund, Class R6	123,022	1,749,367
MassMutual Premier International Equity Fund, Class I (a)	195,990	1,920,702
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	262,772	4,120,269
MassMutual Select Blue Chip Growth Fund, Class I (a)	84,604	2,579,586
MassMutual Select Diversified Value Fund, Class I (a)	220,193	2,818,471
MassMutual Select Equity Opportunities Fund, Class I (a)	215,197	4,082,281
MassMutual Select Fundamental Value Fund, Class I (a)	254,834	2,568,723
MassMutual Select Growth Opportunities Fund, Class I (a)	78,843	790,794
MassMutual Select Mid Cap Growth Fund, Class I (a)	43,644	1,266,120
MassMutual Select Mid-Cap Value Fund, Class I (a)	85,626	1,242,429
MassMutual Select Overseas Fund, Class I (a)	887,785	8,700,296
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	56,364	1,151,509
MassMutual Select Small Cap Value Equity Fund, Class I (a)	115,010	1,516,981
MM Select Equity Asset Fund, Class I (a)	1,382,142	12,853,917
Vanguard Developed Markets Index Fund, Admiral Shares	245,022	3,861,549
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	51,627	2,225,657
Vanguard Mid-Cap Index Fund, Admiral Shares	3,933	1,077,751
Vanguard Real Estate Index Fund, Admiral Shares	13,426	1,746,542
Vanguard Small-Cap Index Fund, Admiral Shares	11,150	1,142,591
		62,229,113
Fixed Income Funds — 65.6%
Barings Global Floating Rate Fund, Class Y (a)	242,057	2,263,236
JPMorgan Emerging Markets Debt Fund, Class R6	431,395	3,377,820
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	435,273	3,386,427
JPMorgan U.S. Government Money Market Fund, Class IM	9,015,894	9,015,894

	Number of Shares	Value
MassMutual Premier Core Bond Fund, Class I (a)	3,177,670	$34,954,373
MassMutual Premier High Yield Fund, Class I (a)	2,176,238	19,433,808
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,240,071	13,504,371
MassMutual Select Strategic Bond Fund, Class I (a)	1,109,948	11,743,250
MassMutual Select Total Return Bond Fund, Class I (a)	1,173,153	11,743,259
Vanguard Total Bond Market Index Fund, Institutional Shares	784,953	8,744,374
		118,166,812

TOTAL MUTUAL FUNDS (Cost $168,789,538)		180,395,925

TOTAL LONG-TERM INVESTMENTS (Cost $168,789,538)		180,395,925

TOTAL INVESTMENTS — 100.1% (Cost $168,789,538) (b)		180,395,925

Other Assets/(Liabilities) — (0.1)%		(180,879)

NET ASSETS — 100.0%		$180,215,046

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 34.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	458,251	$9,004,642
JPMorgan Realty Income Fund, Class R6	229,854	3,268,530
MassMutual Premier International Equity Fund, Class I (a)	366,167	3,588,440
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	490,990	7,698,723
MassMutual Select Blue Chip Growth Fund, Class I (a)	158,279	4,825,940
MassMutual Select Diversified Value Fund, Class I (a)	411,416	5,266,119
MassMutual Select Equity Opportunities Fund, Class I (a)	402,076	7,627,379
MassMutual Select Fundamental Value Fund, Class I (a)	476,746	4,805,599
MassMutual Select Growth Opportunities Fund, Class I (a)	147,337	1,477,790
MassMutual Select Mid Cap Growth Fund, Class I (a)	81,556	2,365,951
MassMutual Select Mid-Cap Value Fund, Class I (a)	159,981	2,321,326
MassMutual Select Overseas Fund, Class I (a)	1,660,742	16,275,276
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	105,336	2,152,022
MassMutual Select Small Cap Value Equity Fund, Class I (a)	214,913	2,834,697
MM Select Equity Asset Fund, Class I (a)	2,585,751	24,047,482
Vanguard Developed Markets Index Fund, Institutional Shares	457,251	7,219,990
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	96,460	4,158,385
Vanguard Mid-Cap Index Fund, Admiral Shares	7,348	2,013,659
Vanguard Real Estate Index Fund, Admiral Shares	25,086	3,263,433
Vanguard Small-Cap Index Fund, Admiral Shares	20,832	2,134,681
		116,350,064
Fixed Income Funds — 65.6%
Barings Global Floating Rate Fund, Class Y (a)	452,268	4,228,706
JPMorgan Emerging Markets Debt Fund, Class R6	806,034	6,311,243
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	813,291	6,327,407
JPMorgan U.S. Government Money Market Fund, Class IM	16,845,790	16,845,790

	Number of Shares	Value
MassMutual Premier Core Bond Fund, Class I (a)	5,944,808	$65,392,890
MassMutual Premier High Yield Fund, Class I (a)	4,066,230	36,311,435
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,316,999	25,232,122
MassMutual Select Strategic Bond Fund, Class I (a)	2,076,506	21,969,437
MassMutual Select Total Return Bond Fund, Class I (a)	2,194,747	21,969,417
Vanguard Total Bond Market Index Fund, Institutional Shares	1,466,641	16,338,378
		220,926,825

TOTAL MUTUAL FUNDS (Cost $315,364,642)		337,276,889

TOTAL LONG-TERM INVESTMENTS (Cost $315,364,642)		337,276,889

TOTAL INVESTMENTS — 100.1% (Cost $315,364,642) (b)		337,276,889

Other Assets/(Liabilities) — (0.1)%		(244,921)

NET ASSETS — 100.0%		$337,031,968

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 50.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	538,691	$10,585,283
JPMorgan Realty Income Fund, Class R6	278,333	3,957,890
MassMutual Premier International Equity Fund, Class I (a)	430,644	4,220,307
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	582,993	9,141,325
MassMutual Select Blue Chip Growth Fund, Class I (a)	192,332	5,864,193
MassMutual Select Diversified Value Fund, Class I (a)	501,145	6,414,660
MassMutual Select Equity Opportunities Fund, Class I (a)	489,786	9,291,245
MassMutual Select Fundamental Value Fund, Class I (a)	579,328	5,839,626
MassMutual Select Growth Opportunities Fund, Class I (a)	179,066	1,796,037
MassMutual Select Mid Cap Growth Fund, Class I (a)	98,581	2,859,849
MassMutual Select Mid-Cap Value Fund, Class I (a)	193,392	2,806,116
MassMutual Select Overseas Fund, Class I (a)	1,951,977	19,129,375
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	111,829	2,284,675
MassMutual Select Small Cap Value Equity Fund, Class I (a)	228,605	3,015,306
MM Select Equity Asset Fund, Class I (a)	3,140,290	29,204,694
Vanguard Developed Markets Index Fund, Institutional Shares	538,824	8,508,026
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	114,495	4,935,884
Vanguard Mid-Cap Index Fund, Admiral Shares	8,887	2,435,292
Vanguard Real Estate Index Fund, Admiral Shares	30,443	3,960,304
Vanguard Small-Cap Index Fund, Admiral Shares	22,169	2,271,623
		138,521,710
Fixed Income Funds — 49.6%
Barings Global Floating Rate Fund, Class Y (a)	294,520	2,753,760
JPMorgan Emerging Markets Debt Fund, Class R6	559,350	4,379,713
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	564,281	4,390,104
MassMutual Premier Core Bond Fund, Class I (a)	4,429,540	48,724,940

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	2,511,446	$22,427,211
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	753,480	8,205,400
MassMutual Select Strategic Bond Fund, Class I (a)	1,547,420	16,371,699
MassMutual Select Total Return Bond Fund, Class I (a)	1,635,538	16,371,734
Vanguard Total Bond Market Index Fund, Institutional Shares	1,096,197	12,211,629
		135,836,190

TOTAL MUTUAL FUNDS (Cost $251,437,457)		274,357,900

TOTAL LONG-TERM INVESTMENTS (Cost $251,437,457)		274,357,900

TOTAL INVESTMENTS — 100.1% (Cost $251,437,457) (b)		274,357,900

Other Assets/(Liabilities) — (0.1)%		(176,490)

NET ASSETS — 100.0%		$274,181,410

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	965,493	$18,971,939
JPMorgan Realty Income Fund, Class R6	610,413	8,680,074
MassMutual Premier International Equity Fund, Class I (a)	930,969	9,123,500
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,261,816	19,785,280
MassMutual Select Blue Chip Growth Fund, Class I (a)	421,620	12,855,184
MassMutual Select Diversified Value Fund, Class I (a)	1,095,484	14,022,196
MassMutual Select Equity Opportunities Fund, Class I (a)	1,070,822	20,313,484
MassMutual Select Fundamental Value Fund, Class I (a)	1,269,939	12,800,981
MassMutual Select Growth Opportunities Fund, Class I (a)	392,045	3,932,213
MassMutual Select Mid Cap Growth Fund, Class I (a)	215,501	6,251,675
MassMutual Select Mid-Cap Value Fund, Class I (a)	422,760	6,134,245
MassMutual Select Overseas Fund, Class I (a)	4,624,613	45,321,207
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	231,171	4,722,834
MassMutual Select Small Cap Value Equity Fund, Class I (a)	472,126	6,227,337
MM Select Equity Asset Fund, Class I (a)	6,882,123	64,003,744
Vanguard Developed Markets Index Fund, Institutional Shares	1,162,547	18,356,625
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	325,898	10,682,920
Vanguard Mid-Cap Index Fund, Admiral Shares	19,396	5,315,210
Vanguard Real Estate Index Fund, Institutional Shares	430,433	8,664,612
Vanguard Small-Cap Index Fund, Admiral Shares	45,729	4,685,819
		300,851,079
Fixed Income Funds — 37.1%
JPMorgan Emerging Markets Debt Fund, Class R6	852,264	6,673,226
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	859,935	6,690,294
MassMutual Premier Core Bond Fund, Class I (a)	6,145,471	67,600,181
MassMutual Premier High Yield Fund, Class I (a)	3,750,534	33,492,270

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	2,146,800	$22,713,149
MassMutual Select Total Return Bond Fund, Class I (a)	2,269,046	22,713,153
Vanguard Total Bond Market Index Fund, Institutional Shares	1,517,826	16,908,585
		176,790,858

TOTAL MUTUAL FUNDS (Cost $429,321,797)		477,641,937

TOTAL LONG-TERM INVESTMENTS (Cost $429,321,797)		477,641,937

TOTAL INVESTMENTS — 100.1% (Cost $429,321,797) (b)		477,641,937

Other Assets/(Liabilities) — (0.1)%		(321,541)

NET ASSETS — 100.0%		$477,320,396

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 76.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	447,294	$8,789,317
JPMorgan Realty Income Fund, Class R6	337,211	4,795,142
MassMutual Premier International Equity Fund, Class I (a)	794,492	7,786,025
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	387,288	6,072,679
MassMutual Select Blue Chip Growth Fund, Class I (a)	350,566	10,688,746
MassMutual Select Diversified Value Fund, Class I (a)	554,015	7,091,392
MassMutual Select Equity Opportunities Fund, Class I (a)	372,187	7,060,389
MassMutual Select Fundamental Value Fund, Class I (a)	704,283	7,099,168
MassMutual Select Growth Opportunities Fund, Class I (a)	363,364	3,644,542
MassMutual Select Mid Cap Growth Fund, Class I (a)	119,528	3,467,518
MassMutual Select Mid-Cap Value Fund, Class I (a)	234,480	3,402,303
MassMutual Select Overseas Fund, Class I (a)	3,092,463	30,306,141
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	148,274	3,029,242
MassMutual Select Small Cap Value Equity Fund, Class I (a)	302,817	3,994,162
MM Select Equity Asset Fund, Class I (a)	3,817,629	35,503,949
Vanguard Developed Markets Index Fund, Admiral Shares	330,898	5,214,949
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	345,141	11,313,713
Vanguard Mid-Cap Index Fund, Admiral Shares	10,767	2,950,387
Vanguard Real Estate Index Fund, Admiral Shares	36,802	4,787,540
Vanguard Small-Cap Index Fund, Admiral Shares	29,329	3,005,314
		170,002,618
Fixed Income Funds — 23.3%
JPMorgan Emerging Markets Debt Fund, Class R6	282,701	2,213,551
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	285,245	2,219,208
MassMutual Premier Core Bond Fund, Class I (a)	637,597	7,013,569
MassMutual Premier High Yield Fund, Class I (a)	1,342,710	11,990,400

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	1,241,996	$13,140,316
MassMutual Select Total Return Bond Fund, Class I (a)	1,313,228	13,145,413
Vanguard Total Bond Market Index Fund, Admiral Shares	157,851	1,758,456
		51,480,913

TOTAL MUTUAL FUNDS (Cost $196,055,962)		221,483,531

TOTAL LONG-TERM INVESTMENTS (Cost $196,055,962)		221,483,531

TOTAL INVESTMENTS — 100.1% (Cost $196,055,962) (b)		221,483,531

Other Assets/(Liabilities) — (0.1)%		(131,493)

NET ASSETS — 100.0%		$221,352,038

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	667,643	$13,119,183
JPMorgan Realty Income Fund, Class R6	573,194	8,150,820
MassMutual Premier International Equity Fund, Class I (a)	1,322,696	12,962,423
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	645,472	10,120,999
MassMutual Select Blue Chip Growth Fund, Class I (a)	586,604	17,885,546
MassMutual Select Diversified Value Fund, Class I (a)	926,247	11,855,957
MassMutual Select Equity Opportunities Fund, Class I (a)	622,266	11,804,395
MassMutual Select Fundamental Value Fund, Class I (a)	1,177,311	11,867,296
MassMutual Select Growth Opportunities Fund, Class I (a)	609,164	6,109,919
MassMutual Select Mid Cap Growth Fund, Class I (a)	201,207	5,837,021
MassMutual Select Mid-Cap Value Fund, Class I (a)	394,724	5,727,452
MassMutual Select Overseas Fund, Class I (a)	5,297,846	51,918,893
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	239,885	4,900,849
MassMutual Select Small Cap Value Equity Fund, Class I (a)	490,727	6,472,688
MM Select Equity Asset Fund, Class I (a)	6,387,324	59,402,113
Vanguard Developed Markets Index Fund, Institutional Shares	550,233	8,688,182
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	574,910	18,845,545
Vanguard Mid-Cap Index Fund, Admiral Shares	18,184	4,983,000
Vanguard Real Estate Index Fund, Admiral Shares	62,559	8,138,260
Vanguard Small-Cap Index Fund, Admiral Shares	47,526	4,869,938
		283,660,479
Fixed Income Funds — 14.3%
JPMorgan Emerging Markets Debt Fund, Class R6	316,014	2,474,387
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	318,858	2,480,712
MassMutual Premier Core Bond Fund, Class I (a)	477,740	5,255,140
MassMutual Premier High Yield Fund, Class I (a)	1,782,830	15,920,671

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	930,249	$9,842,035
MassMutual Select Total Return Bond Fund, Class I (a)	983,221	9,842,038
Vanguard Total Bond Market Index Fund, Admiral Shares	118,253	1,317,344
		47,132,327

TOTAL MUTUAL FUNDS (Cost $288,533,275)		330,792,806

TOTAL LONG-TERM INVESTMENTS (Cost $288,533,275)		330,792,806

TOTAL INVESTMENTS — 100.1% (Cost $288,533,275) (b)		330,792,806

Other Assets/(Liabilities) — (0.1)%		(186,231)

NET ASSETS — 100.0%		$330,606,575

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	315,449	$6,198,580
JPMorgan Realty Income Fund, Class R6	297,800	4,234,723
MassMutual Premier International Equity Fund, Class I (a)	687,070	6,733,288
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	335,585	5,261,980
MassMutual Select Blue Chip Growth Fund, Class I (a)	307,658	9,380,506
MassMutual Select Diversified Value Fund, Class I (a)	485,250	6,211,199
MassMutual Select Equity Opportunities Fund, Class I (a)	325,998	6,184,181
MassMutual Select Fundamental Value Fund, Class I (a)	617,776	6,227,179
MassMutual Select Growth Opportunities Fund, Class I (a)	318,697	3,196,527
MassMutual Select Mid Cap Growth Fund, Class I (a)	105,164	3,050,802
MassMutual Select Mid-Cap Value Fund, Class I (a)	206,316	2,993,640
MassMutual Select Overseas Fund, Class I (a)	2,824,511	27,680,210
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	121,845	2,489,300
MassMutual Select Small Cap Value Equity Fund, Class I (a)	248,594	3,278,957
MM Select Equity Asset Fund, Class I (a)	3,353,480	31,187,362
Vanguard Developed Markets Index Fund, Admiral Shares	286,414	4,513,879
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	299,087	9,804,063
Vanguard Mid-Cap Index Fund, Admiral Shares	9,487	2,599,643
Vanguard Real Estate Index Fund, Admiral Shares	32,501	4,228,050
Vanguard Small-Cap Index Fund, Admiral Shares	24,099	2,469,466
		147,923,535
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	94,437	739,441
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	95,286	741,324
MassMutual Premier Core Bond Fund, Class I (a)	9,907	108,978
MassMutual Premier High Yield Fund, Class I (a)	691,610	6,176,078

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	19,358	$204,811
MassMutual Select Total Return Bond Fund, Class I (a)	20,461	204,811
Vanguard Total Bond Market Index Fund, Admiral Shares	2,426	27,025
		8,202,468

TOTAL MUTUAL FUNDS (Cost $133,982,293)		156,126,003

TOTAL LONG-TERM INVESTMENTS (Cost $133,982,293)		156,126,003

TOTAL INVESTMENTS — 100.1% (Cost $133,982,293) (b)		156,126,003

Other Assets/(Liabilities) — (0.1)%		(80,876)

NET ASSETS — 100.0%		$156,045,127

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	419,682	$8,246,756
JPMorgan Realty Income Fund, Class R6	396,517	5,638,466
MassMutual Premier International Equity Fund, Class I (a)	915,113	8,968,106
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	447,004	7,009,022
MassMutual Select Blue Chip Growth Fund, Class I (a)	409,197	12,476,430
MassMutual Select Diversified Value Fund, Class I (a)	646,122	8,270,364
MassMutual Select Equity Opportunities Fund, Class I (a)	434,066	8,234,238
MassMutual Select Fundamental Value Fund, Class I (a)	821,641	8,282,141
MassMutual Select Growth Opportunities Fund, Class I (a)	424,381	4,256,540
MassMutual Select Mid Cap Growth Fund, Class I (a)	140,033	4,062,356
MassMutual Select Mid-Cap Value Fund, Class I (a)	274,714	3,986,105
MassMutual Select Overseas Fund, Class I (a)	3,757,780	36,826,248
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	161,965	3,308,949
MassMutual Select Small Cap Value Equity Fund, Class I (a)	331,033	4,366,319
MM Select Equity Asset Fund, Class I (a)	4,460,219	41,480,038
Vanguard Developed Markets Index Fund, Admiral Shares	380,616	5,998,511
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	397,426	13,027,611
Vanguard Mid-Cap Index Fund, Admiral Shares	12,606	3,454,402
Vanguard Real Estate Index Fund, Admiral Shares	43,191	5,618,741
Vanguard Small-Cap Index Fund, Admiral Shares	32,021	3,281,156
		196,792,499
Fixed Income Funds — 5.2%
JPMorgan Emerging Markets Debt Fund, Class R6	125,438	982,180
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	126,567	984,688
MassMutual Premier Core Bond Fund, Class I (a)	13,136	144,496
MassMutual Premier High Yield Fund, Class I (a)	920,716	8,221,995

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	25,668	$271,563
MassMutual Select Total Return Bond Fund, Class I (a)	27,129	271,562
Vanguard Total Bond Market Index Fund, Admiral Shares	3,224	35,911
		10,912,395

TOTAL MUTUAL FUNDS (Cost $178,659,701)		207,704,894

TOTAL LONG-TERM INVESTMENTS (Cost $178,659,701)		207,704,894

TOTAL INVESTMENTS — 100.0% (Cost $178,659,701) (b)		207,704,894

Other Assets/(Liabilities) — (0.0)%		(84,658)

NET ASSETS — 100.0%		$207,620,236

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	144,586	$2,841,107
JPMorgan Realty Income Fund, Class R6	136,254	1,937,525
MassMutual Premier International Equity Fund, Class I (a)	314,351	3,080,641
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	153,545	2,407,579
MassMutual Select Blue Chip Growth Fund, Class I (a)	141,029	4,299,976
MassMutual Select Diversified Value Fund, Class I (a)	222,022	2,841,882
MassMutual Select Equity Opportunities Fund, Class I (a)	149,158	2,829,518
MassMutual Select Fundamental Value Fund, Class I (a)	283,183	2,854,481
MassMutual Select Growth Opportunities Fund, Class I (a)	145,818	1,462,550
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,117	1,395,869
MassMutual Select Mid-Cap Value Fund, Class I (a)	94,398	1,369,714
MassMutual Select Overseas Fund, Class I (a)	1,294,604	12,687,118
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	55,749	1,138,962
MassMutual Select Small Cap Value Equity Fund, Class I (a)	113,745	1,500,300
MM Select Equity Asset Fund, Class I (a)	1,537,215	14,296,103
Vanguard Developed Markets Index Fund, Admiral Shares	131,049	2,065,330
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	104,030	4,484,719
Vanguard Mid-Cap Index Fund, Admiral Shares	4,340	1,189,405
Vanguard Real Estate Index Fund, Admiral Shares	14,871	1,934,565
Vanguard Small-Cap Index Fund, Admiral Shares	11,025	1,129,782
		67,747,126
Fixed Income Funds — 5.2%
JPMorgan Emerging Markets Debt Fund, Class R6	43,382	339,683
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	43,772	340,547
MassMutual Premier Core Bond Fund, Class I (a)	4,552	50,073
MassMutual Premier High Yield Fund, Class I (a)	316,440	2,825,806

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	8,895	$94,106
MassMutual Select Total Return Bond Fund, Class I (a)	9,401	94,106
Vanguard Total Bond Market Index Fund, Admiral Shares	1,110	12,365
		3,756,686

TOTAL MUTUAL FUNDS (Cost $61,819,455)		71,503,812

TOTAL LONG-TERM INVESTMENTS (Cost $61,819,455)		71,503,812

TOTAL INVESTMENTS — 100.0% (Cost $61,819,455) (b)		71,503,812

Other Assets/(Liabilities) — (0.0)%		(18,622)

NET ASSETS — 100.0%		$71,485,190

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 94.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	43,077	$846,471
JPMorgan Realty Income Fund, Class R6	40,670	578,328
MassMutual Premier International Equity Fund, Class I (a)	93,830	919,536
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	45,831	718,633
MassMutual Select Blue Chip Growth Fund, Class I (a)	42,015	1,281,034
MassMutual Select Diversified Value Fund, Class I (a)	66,271	848,269
MassMutual Select Equity Opportunities Fund, Class I (a)	44,522	844,583
MassMutual Select Fundamental Value Fund, Class I (a)	84,365	850,395
MassMutual Select Growth Opportunities Fund, Class I (a)	43,527	436,574
MassMutual Select Mid Cap Growth Fund, Class I (a)	14,363	416,657
MassMutual Select Mid-Cap Value Fund, Class I (a)	28,176	408,834
MassMutual Select Overseas Fund, Class I (a)	385,722	3,780,078
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	16,642	339,996
MassMutual Select Small Cap Value Equity Fund, Class I (a)	33,951	447,811
MM Select Equity Asset Fund, Class I (a)	457,959	4,259,016
Vanguard Developed Markets Index Fund, Admiral Shares	39,115	616,447
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,050	1,338,548
Vanguard Mid-Cap Index Fund, Admiral Shares	1,295	355,000
Vanguard Real Estate Index Fund, Admiral Shares	4,439	577,464
Vanguard Small-Cap Index Fund, Admiral Shares	3,290	337,175
		20,200,849
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	12,899	100,998
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	13,015	101,260
MassMutual Premier Core Bond Fund, Class I (a)	1,352	14,871
MassMutual Premier High Yield Fund, Class I (a)	94,451	843,449

	Number of Shares	Value
MassMutual Select Strategic Bond Fund, Class I (a)	2,642	$27,947
MassMutual Select Total Return Bond Fund, Class I (a)	2,792	27,948
Vanguard Total Bond Market Index Fund, Admiral Shares	331	3,690
		1,120,163

TOTAL MUTUAL FUNDS (Cost $18,433,727)		21,321,012

TOTAL LONG-TERM INVESTMENTS (Cost $18,433,727)		21,321,012

TOTAL INVESTMENTS — 99.9% (Cost $18,433,727) (b)		21,321,012

Other Assets/(Liabilities) — 0.1%		30,734

NET ASSETS — 100.0%		$21,351,746

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 40.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,985,657	$23,053,482
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,022,121	16,261,950
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	170,553	2,072,216
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	857,834	13,064,818
MM S&P 500 Index Fund, Class I (a)	1,190,426	23,415,673
		77,868,139
Fixed Income Funds — 59.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,700,567	37,856,803
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	726,987	6,782,790
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,258,105	45,391,394
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	289,581	2,061,814
State Street Institutional U.S. Government Money Market Fund	6,986,541	6,986,541
T. Rowe Price Dynamic Global Bond Fund, Class I	661,472	6,687,477
T. Rowe Price Institutional Floating Rate Fund	324,195	3,157,661
T. Rowe Price Institutional High Yield Fund	726,850	6,389,008
		115,313,488

TOTAL MUTUAL FUNDS (Cost $178,755,767)		193,181,627

TOTAL LONG-TERM INVESTMENTS (Cost $178,755,767)		193,181,627

TOTAL INVESTMENTS — 100.0% (Cost $178,755,767) (b)		193,181,627

Other Assets/(Liabilities) — (0.0)%		(87,524)

NET ASSETS — 100.0%		$193,094,103

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 39.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	352,273	$4,089,887
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	175,914	2,798,791
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	30,573	371,463
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	154,588	2,354,380
MM S&P 500 Index Fund, Class I (a)	214,836	4,225,822
		13,840,343
Fixed Income Funds — 60.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	814,922	8,336,650
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	168,359	1,570,790
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	558,041	5,948,715
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	60,324	429,505
State Street Institutional U.S. Government Money Market Fund	1,160,563	1,160,563
T. Rowe Price Dynamic Global Bond Fund, Class I	143,602	1,451,815
T. Rowe Price Institutional Floating Rate Fund	68,425	666,461
T. Rowe Price Institutional High Yield Fund	163,755	1,439,406
		21,003,905

TOTAL MUTUAL FUNDS (Cost $32,271,086)		34,844,248

TOTAL LONG-TERM INVESTMENTS (Cost $32,271,086)		34,844,248

TOTAL INVESTMENTS — 100.0% (Cost $32,271,086) (b)		34,844,248

Other Assets/(Liabilities) — (0.0)%		(12,891)

NET ASSETS — 100.0%		$34,831,357

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 44.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,761,898	$20,455,635
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	880,030	14,001,272
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	152,211	1,849,370
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	766,834	11,678,877
MM S&P 500 Index Fund, Class I (a)	1,073,233	21,110,485
		69,095,639
Fixed Income Funds — 55.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,389,689	34,676,521
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	671,433	6,264,469
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,186,889	23,312,238
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	286,944	2,043,043
State Street Institutional U.S. Government Money Market Fund	5,424,790	5,424,790
T. Rowe Price Dynamic Global Bond Fund, Class I	591,491	5,979,977
T. Rowe Price Institutional Floating Rate Fund	279,005	2,717,508
T. Rowe Price Institutional High Yield Fund	665,199	5,847,103
		86,265,649

TOTAL MUTUAL FUNDS (Cost $141,975,736)		155,361,288

TOTAL LONG-TERM INVESTMENTS (Cost $141,975,736)		155,361,288

TOTAL INVESTMENTS — 100.1% (Cost $141,975,736) (b)		155,361,288

Other Assets/(Liabilities) — (0.1)%		(82,759)

NET ASSETS — 100.0%		$155,278,529

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 49.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,111,825	$24,518,287
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,538,733	24,481,249
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	186,709	2,268,514
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	932,403	14,200,493
MM S&P 500 Index Fund, Class I (a)	875,438	17,219,861
		82,688,404
Fixed Income Funds — 50.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,417,921	34,965,328
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	653,958	6,101,430
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,972,886	21,030,964
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	337,576	2,403,540
State Street Institutional U.S. Government Money Market Fund	5,126,216	5,126,216
T. Rowe Price Dynamic Global Bond Fund, Class I	603,199	6,098,347
T. Rowe Price Institutional Floating Rate Fund	278,865	2,716,146
T. Rowe Price Institutional High Yield Fund	658,146	5,785,105
		84,227,076

TOTAL MUTUAL FUNDS (Cost $150,237,697)		166,915,480

TOTAL LONG-TERM INVESTMENTS (Cost $150,237,697)		166,915,480

TOTAL INVESTMENTS — 100.0% (Cost $150,237,697) (b)		166,915,480

Other Assets/(Liabilities) — (0.0)%		(73,725)

NET ASSETS — 100.0%		$166,841,755

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 54.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,374,185	$132,054,285
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,451,238	150,369,190
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	997,240	12,116,463
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,903,812	74,685,064
MM S&P 500 Index Fund, Class I (a)	3,901,586	76,744,201
		445,969,203
Fixed Income Funds — 45.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	16,101,317	164,716,469
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,736,237	25,529,090
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	7,619,957	81,228,736
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,494,169	10,638,483
State Street Institutional U.S. Government Money Market Fund	25,284,089	25,284,089
T. Rowe Price Dynamic Global Bond Fund, Class I	2,389,786	24,160,734
T. Rowe Price Institutional Floating Rate Fund	1,217,432	11,857,792
T. Rowe Price Institutional High Yield Fund	2,887,909	25,384,723
		368,800,116

TOTAL MUTUAL FUNDS (Cost $719,679,243)		814,769,319

TOTAL LONG-TERM INVESTMENTS (Cost $719,679,243)		814,769,319

TOTAL INVESTMENTS — 100.1% (Cost $719,679,243) (b)		814,769,319

Other Assets/(Liabilities) — (0.1)%		(496,488)

NET ASSETS — 100.0%		$814,272,831

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,703,468	$135,877,260
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,640,523	153,380,715
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,017,113	12,357,920
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,089,310	77,510,194
MM S&P 500 Index Fund, Class I (a)	3,980,009	78,286,786
		457,412,875
Fixed Income Funds — 36.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,942,187	122,168,575
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,873,420	17,479,010
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,811,445	40,630,008
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,434,139	10,211,072
State Street Institutional U.S. Government Money Market Fund	23,842,494	23,842,494
T. Rowe Price Dynamic Global Bond Fund, Class I	1,776,821	17,963,655
T. Rowe Price Institutional Floating Rate Fund	878,995	8,561,413
T. Rowe Price Institutional High Yield Fund	2,029,998	17,843,684
		258,699,911

TOTAL MUTUAL FUNDS (Cost $623,936,269)		716,112,786

TOTAL LONG-TERM INVESTMENTS (Cost $623,936,269)		716,112,786

TOTAL INVESTMENTS — 100.1% (Cost $623,936,269) (b)		716,112,786

Other Assets/(Liabilities) — (0.1)%		(427,378)

NET ASSETS — 100.0%		$715,685,408

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,105,923	$349,529,767
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	26,595,063	423,127,452
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,619,825	31,830,874
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,002,394	198,026,458
MM S&P 500 Index Fund, Class I (a)	9,241,275	181,775,880
		1,184,290,431
Fixed Income Funds — 26.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	19,971,258	204,305,971
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,831,038	26,413,584
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,382,589	36,058,395
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,441,976	24,506,870
State Street Institutional U.S. Government Money Market Fund	55,144,899	55,144,899
T. Rowe Price Dynamic Global Bond Fund, Class I	2,989,200	30,220,808
T. Rowe Price Institutional Floating Rate Fund	1,461,432	14,234,345
T. Rowe Price Institutional High Yield Fund	2,982,664	26,217,619
		417,102,491

TOTAL MUTUAL FUNDS (Cost $1,343,855,228)		1,601,392,922

TOTAL LONG-TERM INVESTMENTS (Cost $1,343,855,228)		1,601,392,922

TOTAL INVESTMENTS — 100.1% (Cost $1,343,855,228) (b)		1,601,392,922

Other Assets/(Liabilities) — (0.1)%		(1,085,595)

NET ASSETS — 100.0%		$1,600,307,327

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,048,698	$174,715,381
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	14,649,593	233,075,023
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,333,946	16,207,443
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,443,377	98,132,639
MM S&P 500 Index Fund, Class I (a)	3,928,356	77,270,771
		599,401,257
Fixed Income Funds — 17.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,150,313	62,917,698
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	853,016	7,958,637
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	315,064	3,358,577
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,310,718	9,332,314
State Street Institutional U.S. Government Money Market Fund	20,277,509	20,277,509
T. Rowe Price Dynamic Global Bond Fund, Class I	965,302	9,759,204
T. Rowe Price Institutional Floating Rate Fund	412,617	4,018,892
T. Rowe Price Institutional High Yield Fund	876,007	7,700,102
		125,322,933

TOTAL MUTUAL FUNDS (Cost $599,118,416)		724,724,190

TOTAL LONG-TERM INVESTMENTS (Cost $599,118,416)		724,724,190

TOTAL INVESTMENTS — 100.1% (Cost $599,118,416) (b)		724,724,190

Other Assets/(Liabilities) — (0.1)%		(477,499)

NET ASSETS — 100.0%		$724,246,691

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	28,910,032	$335,645,471
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,646,497	487,585,770
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,574,028	31,274,437
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,447,955	189,582,348
MM S&P 500 Index Fund, Class I (a)	5,796,449	114,016,147
		1,158,104,173
Fixed Income Funds — 10.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,992,867	71,537,025
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	733,487	6,843,431
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	578,439	6,166,163
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,728,406	12,306,252
State Street Institutional U.S. Government Money Market Fund	17,468,427	17,468,427
T. Rowe Price Dynamic Global Bond Fund, Class I	1,101,606	11,137,239
T. Rowe Price Institutional Floating Rate Fund	366,391	3,568,647
T. Rowe Price Institutional High Yield Fund	754,733	6,634,101
		135,661,285

TOTAL MUTUAL FUNDS (Cost $1,029,420,159)		1,293,765,458

TOTAL LONG-TERM INVESTMENTS (Cost $1,029,420,159)		1,293,765,458

TOTAL INVESTMENTS — 100.1% (Cost $1,029,420,159) (b)		1,293,765,458

Other Assets/(Liabilities) — (0.1)%		(955,538)

NET ASSETS — 100.0%		$1,292,809,920

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,429,141	$144,302,327
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,247,257	210,763,857
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,104,086	13,414,643
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,367,886	81,752,904
MM S&P 500 Index Fund, Class I (a)	2,202,686	43,326,825
		493,560,556
Fixed Income Funds — 6.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,468,706	15,024,864
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	97,128	906,205
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	548,926	3,908,351
State Street Institutional U.S. Government Money Market Fund	8,870,276	8,870,276
T. Rowe Price Dynamic Global Bond Fund, Class I	260,354	2,632,184
T. Rowe Price Institutional High Yield Fund	76,499	672,422
		32,014,302

TOTAL MUTUAL FUNDS (Cost $416,336,720)		525,574,858

TOTAL LONG-TERM INVESTMENTS (Cost $416,336,720)		525,574,858

TOTAL INVESTMENTS — 100.1% (Cost $416,336,720) (b)		525,574,858

Other Assets/(Liabilities) — (0.1)%		(373,258)

NET ASSETS — 100.0%		$525,201,600

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	19,600,137	$227,557,590
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	20,881,737	332,228,433
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,746,377	21,218,477
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,430,656	128,398,892
MM S&P 500 Index Fund, Class I (a)	3,517,867	69,196,453
		778,599,845
Fixed Income Funds — 5.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,064,214	21,116,911
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	146,889	1,370,472
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	846,219	6,025,081
State Street Institutional U.S. Government Money Market Fund	12,899,980	12,899,980
T. Rowe Price Dynamic Global Bond Fund, Class I	409,376	4,138,796
T. Rowe Price Institutional Floating Rate Fund	28	269
T. Rowe Price Institutional High Yield Fund	100,171	880,500
		46,432,009

TOTAL MUTUAL FUNDS (Cost $649,647,115)		825,031,854

TOTAL LONG-TERM INVESTMENTS (Cost $649,647,115)		825,031,854

TOTAL INVESTMENTS — 100.1% (Cost $649,647,115) (b)		825,031,854

Other Assets/(Liabilities) — (0.1)%		(626,472)

NET ASSETS — 100.0%		$824,405,382

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,892,892	$80,026,475
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,340,857	116,793,037
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	615,238	7,475,142
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,969,688	45,228,352
MM S&P 500 Index Fund, Class I (a)	1,240,817	24,406,868
		273,929,874
Fixed Income Funds — 5.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	729,029	7,457,971
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	51,865	483,903
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	298,311	2,123,972
State Street Institutional U.S. Government Money Market Fund	4,559,621	4,559,621
T. Rowe Price Dynamic Global Bond Fund, Class I	140,661	1,422,080
T. Rowe Price Institutional High Yield Fund	34,513	303,373
		16,350,920

TOTAL MUTUAL FUNDS (Cost $231,112,525)		290,280,794

TOTAL LONG-TERM INVESTMENTS (Cost $231,112,525)		290,280,794

TOTAL INVESTMENTS — 100.1% (Cost $231,112,525) (b)		290,280,794

Other Assets/(Liabilities) — (0.1)%		(210,869)

NET ASSETS — 100.0%		$290,069,925

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,210,798	$25,667,366
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,353,123	37,438,195
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	196,992	2,393,454
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	931,462	14,186,159
MM S&P 500 Index Fund, Class I (a)	404,233	7,951,273
		87,636,447
Fixed Income Funds — 5.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	236,291	2,417,257
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	15,611	145,646
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	97,602	694,925
State Street Institutional U.S. Government Money Market Fund	1,568,326	1,568,326
T. Rowe Price Dynamic Global Bond Fund, Class I	44,950	454,445
T. Rowe Price Institutional High Yield Fund	10,622	93,366
		5,373,965

TOTAL MUTUAL FUNDS (Cost $76,424,301)		93,010,412

TOTAL LONG-TERM INVESTMENTS (Cost $76,424,301)		93,010,412

TOTAL INVESTMENTS — 100.1% (Cost $76,424,301) (b)		93,010,412

Other Assets/(Liabilities) — (0.1)%		(64,367)

NET ASSETS — 100.0%		$92,946,045

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$24,096,197	$32,171,387
Investments, at value - affiliated issuers (Note 2 & 7) (b)	184,370,192	196,029,233
Total investments	208,466,389	228,200,620
Receivables from:
Investments sold
Regular delivery	268,069	600,867
Fund shares sold	28,429	48,871
Investment adviser (Note 3)	16,160	11,895
Dividends	43,520	43,523
Prepaid expenses	54,111	54,111
Total assets	208,876,678	228,959,887
Liabilities:
Payables for:
Investments purchased
Regular delivery	43,520	43,523
Fund shares repurchased	259,021	648,327
Trustees’ fees and expenses (Note 3)	24,852	41,664
Affiliates (Note 3):
Administration fees	59,539	62,964
Service fees	21,040	66,796
Distribution fees	4,230	5,433
Accrued expense and other liabilities	18,445	19,279
Total liabilities	430,647	887,986
Net assets	$208,446,031	$228,071,901
Net assets consist of:
Paid-in capital	$201,681,055	$214,705,720
Accumulated Gain (Loss)	6,764,976	13,366,181
Net assets	$208,446,031	$228,071,901

(a)	Cost of investments - unaffiliated issuers:	$22,370,132	$29,044,539
(b)	Cost of investments - affiliated issuers:	$177,614,844	$184,533,471

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$31,614,564	$26,567,779	$41,141,550	$76,886,138	$57,635,748
191,057,095	123,708,520	139,254,375	260,390,751	216,722,152
222,671,659	150,276,299	180,395,925	337,276,889	274,357,900

542,359	—	1,015,776	2,162,347	1,799,750
50,764	135,506	13,245	34,454	55,020
11,584	10,469	12,228	14,840	22,008
34,839	18,811	26,855	49,968	35,936
54,110	54,111	54,954	64,021	67,537
223,365,315	150,495,196	181,518,983	339,602,519	276,338,151

34,839	80,216	1,007,273	2,078,956	1,817,425
591,784	73,210	47,456	165,681	72,307
33,658	11,787	40,460	69,600	17,812

65,779	44,773	68,437	80,884	71,426
52,106	39,288	73,122	109,849	110,142
9,379	12,475	16,842	34,693	41,192
18,503	15,213	50,347	30,888	26,437
806,048	276,962	1,303,937	2,570,551	2,156,741
$222,559,267	$150,218,234	$180,215,046	$337,031,968	$274,181,410

$201,941,880	$135,868,877	$169,183,499	$319,434,748	$256,983,633
20,617,387	14,349,357	11,031,547	17,597,220	17,197,777
$222,559,267	$150,218,234	$180,215,046	$337,031,968	$274,181,410

$27,746,756	$22,455,726	$38,314,829	$71,088,056	$51,380,344
$174,191,555	$110,090,890	$130,474,709	$244,276,586	$200,057,113

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Class I shares:
Net assets	$18,962,162	$49,160,672
Shares outstanding (a)	1,847,971	4,846,008
Net asset value, offering price and redemption price per share	$10.26	$10.14
Class R5 shares:
Net assets	$6,238,146	$10,449,605
Shares outstanding (a)	608,587	1,028,697
Net asset value, offering price and redemption price per share	$10.25	$10.16
Service Class shares:
Net assets	$117,410,815	$17,476,728
Shares outstanding (a)	11,456,974	1,711,623
Net asset value, offering price and redemption price per share	$10.25	$10.21
Administrative Class shares:
Net assets	$33,925,690	$48,166,422
Shares outstanding (a)	3,302,154	4,720,035
Net asset value, offering price and redemption price per share	$10.27	$10.20
Class A shares:
Net assets	$19,514,327	$62,832,125
Shares outstanding (a)	1,887,625	6,133,443
Net asset value, and redemption price per share	$10.34	$10.24
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.94	$10.84
Class R4 shares:
Net assets	$6,117,085	$31,913,524
Shares outstanding (a)	586,331	3,155,297
Net asset value, offering price and redemption price per share	$10.43	$10.11
Class R3 shares:
Net assets	$6,277,806	$8,072,825
Shares outstanding (a)	618,642	798,335
Net asset value, offering price and redemption price per share	$10.15	$10.11

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$27,895,630	$39,833,302	$18,321,599	$53,414,069	$54,685,317
2,678,548	3,458,841	1,489,536	4,150,410	4,236,782
$10.41	$11.52	$12.30	$12.87	$12.91

$19,013,905	$7,827,195	$6,283,671	$41,181,394	$1,212,962
1,824,029	678,738	509,467	3,206,194	92,992
$10.42	$11.53	$12.33	$12.84	$13.04

$26,187,075	$13,813,843	$9,770,674	$30,652,892	$9,983,832
2,501,332	1,195,626	790,965	2,369,010	771,559
$10.47	$11.55	$12.35	$12.94	$12.94

$68,213,061	$25,528,279	$32,660,539	$42,556,802	$36,820,593
6,514,659	2,209,935	2,643,905	3,301,199	2,858,469
$10.47	$11.55	$12.35	$12.89	$12.88

$55,605,239	$29,779,549	$75,688,087	$90,246,051	$77,394,763
5,283,828	2,579,527	6,198,151	7,057,572	6,080,349
$10.52	$11.54	$12.21	$12.79	$12.73
$11.13	$12.21	$12.92	$13.53	$13.47

$11,068,092	$13,823,694	$11,966,027	$25,387,161	$30,741,157
1,065,205	1,214,451	984,406	2,015,543	2,424,190
$10.39	$11.38	$12.16	$12.60	$12.68

$14,576,265	$19,612,372	$25,524,449	$53,593,599	$63,342,786
1,409,639	1,733,423	2,117,097	4,331,943	5,005,132
$10.34	$11.31	$12.06	$12.37	$12.66

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$105,629,304	$47,047,577
Investments, at value - affiliated issuers (Note 2 & 7) (b)	372,012,633	174,435,954
Total investments	477,641,937	221,483,531
Receivables from:
Investments sold
Regular delivery	3,331,029	1,815,497
Fund shares sold	161,506	41,074
Investment adviser (Note 3)	12,319	13,255
Dividends	38,820	3,985
Prepaid expenses	62,623	66,805
Total assets	481,248,234	223,424,147
Liabilities:
Payables for:
Investments purchased
Regular delivery	3,418,539	1,704,377
Fund shares repurchased	109,875	154,817
Trustees’ fees and expenses (Note 3)	66,495	15,834
Affiliates (Note 3):
Administration fees	104,476	58,852
Service fees	139,932	80,786
Distribution fees	55,438	33,582
Accrued expense and other liabilities	33,083	23,861
Total liabilities	3,927,838	2,072,109
Net assets	$477,320,396	$221,352,038
Net assets consist of:
Paid-in capital	$438,171,313	$199,568,242
Accumulated Gain (Loss)	39,149,083	21,783,796
Net assets	$477,320,396	$221,352,038

(a)	Cost of investments - unaffiliated issuers:	$94,050,907	$40,438,109
(b)	Cost of investments - affiliated issuers:	$335,270,890	$155,617,853

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$73,067,371	$35,556,194	$47,268,422	$16,275,028	$4,855,381
257,725,435	120,569,809	160,436,472	55,228,784	16,465,631
330,792,806	156,126,003	207,704,894	71,503,812	21,321,012

3,035,024	1,367,621	2,075,578	633,370	185,258
81,772	47,629	68,060	45,876	12,287
14,349	19,129	19,771	20,745	19,734
2,939	61	80	28	8
63,423	66,805	62,662	59,358	55,657
333,990,313	157,627,248	209,931,045	72,263,189	21,593,956

2,634,446	1,385,048	1,867,474	671,175	186,335
483,299	29,312	275,008	7,668	11,090
40,618	9,404	17,002	2,728	776

76,835	49,279	56,006	33,330	22,368
86,276	61,239	51,313	28,259	2,769
34,481	26,616	20,813	15,192	1,100
27,783	21,223	23,193	19,647	17,772
3,383,738	1,582,121	2,310,809	777,999	242,210
$330,606,575	$156,045,127	$207,620,236	$71,485,190	$21,351,746

$291,282,630	$136,405,438	$181,168,738	$63,569,416	$18,811,854
39,323,945	19,639,689	26,451,498	7,915,774	2,539,892
$330,606,575	$156,045,127	$207,620,236	$71,485,190	$21,351,746

$62,864,819	$30,059,498	$39,984,212	$13,898,452	$4,160,418
$225,668,456	$103,922,795	$138,675,489	$47,921,003	$14,273,309

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Class I shares:
Net assets	$60,755,374	$50,101,629
Shares outstanding (a)	4,603,657	3,682,289
Net asset value, offering price and redemption price per share	$13.20	$13.61
Class R5 shares:
Net assets	$75,077,455	$3,208,241
Shares outstanding (a)	5,715,870	235,405
Net asset value, offering price and redemption price per share	$13.13	$13.63
Service Class shares:
Net assets	$45,547,680	$9,281,859
Shares outstanding (a)	3,443,478	672,540
Net asset value, offering price and redemption price per share	$13.23	$13.80
Administrative Class shares:
Net assets	$75,700,262	$31,098,686
Shares outstanding (a)	5,739,088	2,264,819
Net asset value, offering price and redemption price per share	$13.19	$13.73
Class A shares:
Net assets	$97,558,692	$49,384,844
Shares outstanding (a)	7,460,817	3,637,485
Net asset value, and redemption price per share	$13.08	$13.58
Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.84	$14.37
Class R4 shares:
Net assets	$35,072,914	$24,662,398
Shares outstanding (a)	2,704,695	1,824,169
Net asset value, offering price and redemption price per share	$12.97	$13.52
Class R3 shares:
Net assets	$87,608,019	$53,614,381
Shares outstanding (a)	6,872,195	3,977,178
Net asset value, offering price and redemption price per share	$12.75	$13.48

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$46,773,935	$27,553,629	$23,684,688	$12,034,183	$13,102,309
3,447,478	1,969,437	2,388,488	1,029,261	1,148,125
$13.57	$13.99	$9.92	$11.69	$11.41

$57,533,385	$1,156,327	$45,951,314	$1,337,822	$1,117,410
4,241,910	82,597	4,640,545	114,355	98,156
$13.56	$14.00	$9.90	$11.70	$11.38

$28,063,144	$4,683,719	$11,794,030	$2,965,269	$1,628,438
2,058,858	334,254	1,183,626	252,431	143,292
$13.63	$14.01	$9.96	$11.75	$11.36

$61,106,386	$25,579,146	$43,548,188	$9,770,786	$1,529,057
4,507,598	1,835,814	4,390,069	837,985	134,765
$13.56	$13.93	$9.92	$11.66	$11.35

$58,012,092	$34,496,642	$32,073,831	$13,070,595	$1,653,104
4,317,474	2,503,537	3,260,820	1,123,505	146,131
$13.44	$13.78	$9.84	$11.63	$11.31
$14.22	$14.58	$10.41	$12.31	$11.97

$23,797,500	$20,129,837	$17,018,558	$8,022,381	$893,050
1,787,802	1,469,233	1,739,496	692,114	78,716
$13.31	$13.70	$9.78	$11.59	$11.35

$55,320,133	$42,445,827	$33,549,627	$24,284,154	$1,428,378
4,234,971	3,106,173	3,458,277	2,105,858	126,447
$13.06	$13.66	$9.70	$11.53	$11.30

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$23,220,687	$4,718,245
Investments, at value - affiliated issuers (Note 2 & 7) (b)	169,960,940	30,126,003
Total investments	193,181,627	34,844,248
Receivables from:
Investments sold
Regular delivery	313,964	25,000
Fund shares sold	5,059	13,899
Investment adviser (Note 3)	22,309	4,496
Dividends	50,189	11,107
Total assets	193,573,148	34,898,750
Liabilities:
Payables for:
Investments purchased
Regular delivery	50,189	42,998
Fund shares repurchased	317,998	6,957
Affiliates (Note 3):
Investment advisory fees	90,887	13,844
Service fees	16,248	2,789
Distribution fees	3,723	805
Total liabilities	479,045	67,393
Net assets	$193,094,103	$34,831,357
Net assets consist of:
Paid-in capital	$173,884,394	$30,868,097
Accumulated Gain (Loss)	19,209,709	3,963,260
Net assets	$193,094,103	$34,831,357

(a)	Cost of investments - unaffiliated issuers:	$22,759,134	$4,590,958
(b)	Cost of investments - affiliated issuers:	$155,996,633	$27,680,128

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$19,969,378	$19,725,814	$86,687,338	$68,211,246	$125,817,671
135,391,910	147,189,666	728,081,981	647,901,540	1,475,575,251
155,361,288	166,915,480	814,769,319	716,112,786	1,601,392,922

446,962	50,000	4,149,438	—	3,343,028
14,300	2,960,445	63,595	13,397,187	504,325
19,623	17,371	87,672	69,579	151,010
45,163	44,180	194,717	136,060	214,986
155,887,336	169,987,476	819,264,741	729,715,612	1,605,606,271

95,163	3,024,881	294,717	12,683,730	214,986
410,389	28,842	4,108,447	845,630	3,838,616

67,916	75,522	416,779	368,048	919,792
26,165	12,127	132,205	97,432	250,302
9,174	4,349	39,762	35,364	75,248
608,807	3,145,721	4,991,910	14,030,204	5,298,944
$155,278,529	$166,841,755	$814,272,831	$715,685,408	$1,600,307,327

$138,513,576	$147,785,105	$699,129,128	$602,596,923	$1,298,169,825
16,764,953	19,056,650	115,143,703	113,088,485	302,137,502
$155,278,529	$166,841,755	$814,272,831	$715,685,408	$1,600,307,327

$19,530,760	$19,258,992	$84,969,302	$66,899,986	$123,856,911
$122,444,976	$130,978,705	$634,709,941	$557,036,283	$1,219,998,317

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$21,091,040	$21,725,372
Shares outstanding (a)	1,236,064	1,286,600
Net asset value, offering price and redemption price per share	$17.06	$16.89
Class M5 shares:
Net assets	$145,798,133	$8,626,279
Shares outstanding (a)	8,533,464	511,583
Net asset value, offering price and redemption price per share	$17.09	$16.86
Class M4 shares:
Net assets	$20,030,619	$3,178,175
Shares outstanding (a)	1,175,566	188,519
Net asset value, offering price and redemption price per share	$17.04	$16.86
Class M3 shares:
Net assets	$6,174,311	$1,301,531
Shares outstanding (a)	362,174	77,410
Net asset value, offering price and redemption price per share	$17.05	$16.81

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$79,619,575	$85,287,753	$310,236,858	$371,700,419	$557,123,831
4,694,003	4,943,361	17,679,193	20,426,748	29,726,699
$16.96	$17.25	$17.55	$18.20	$18.74

$33,781,266	$62,255,294	$294,500,327	$190,878,673	$638,330,354
1,991,961	3,611,575	16,790,856	10,498,934	34,081,150
$16.96	$17.24	$17.54	$18.18	$18.73

$27,169,794	$12,616,198	$147,294,390	$99,448,110	$285,247,918
1,605,258	731,614	8,410,130	5,476,021	15,258,454
$16.93	$17.24	$17.51	$18.16	$18.69

$14,707,894	$6,682,510	$62,241,256	$53,658,206	$119,605,224
867,532	388,135	3,548,310	2,960,103	6,388,930
$16.95	$17.22	$17.54	$18.13	$18.72

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$41,755,707	$38,808,414
Investments, at value - affiliated issuers (Note 2 & 7) (b)	682,968,483	1,254,957,044
Total investments	724,724,190	1,293,765,458
Receivables from:
Investments sold
Regular delivery	350,000	8,099,095
Fund shares sold	11,317,196	439,780
Investment adviser (Note 3)	66,673	110,883
Dividends	63,024	60,211
Total assets	736,521,083	1,302,475,427
Liabilities:
Payables for:
Investments purchased
Regular delivery	10,994,597	1,060,211
Fund shares repurchased	731,770	7,531,847
Affiliates (Note 3):
Investment advisory fees	414,120	810,501
Service fees	97,240	202,971
Distribution fees	36,665	59,977
Total liabilities	12,274,392	9,665,507
Net assets	$724,246,691	$1,292,809,920
Net assets consist of:
Paid-in capital	$581,384,256	$1,001,853,686
Accumulated Gain (Loss)	142,862,435	290,956,234
Net assets	$724,246,691	$1,292,809,920

(a)	Cost of investments - unaffiliated issuers:	$40,995,611	$37,895,702
(b)	Cost of investments - affiliated issuers:	$558,122,805	$991,524,457

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$12,174,882	$17,919,545	$6,285,074	$2,116,137
513,399,976	807,112,309	283,995,720	90,894,275
525,574,858	825,031,854	290,280,794	93,010,412

750,000	3,924,797	300,000	580,506
6,407,872	627,071	2,840,200	234,412
44,902	66,150	23,869	8,013
7,243	11,052	3,648	1,141
532,784,875	829,660,924	293,448,511	93,834,484

6,363,085	761,052	2,534,134	126,141
799,238	3,797,428	608,179	689,484

321,338	531,507	181,312	55,065
74,031	128,008	40,082	13,176
25,583	37,547	14,879	4,573
7,583,275	5,255,542	3,378,586	888,439
$525,201,600	$824,405,382	$290,069,925	$92,946,045

$405,315,501	$634,880,189	$225,396,833	$74,104,389
119,886,099	189,525,193	64,673,092	18,841,656
$525,201,600	$824,405,382	$290,069,925	$92,946,045

$11,985,481	$17,625,663	$6,179,627	$2,086,115
$404,351,239	$632,021,452	$224,932,898	$74,338,186

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$352,807,276	$395,191,864
Shares outstanding (a)	18,348,298	20,096,711
Net asset value, offering price and redemption price per share	$19.23	$19.66
Class M5 shares:
Net assets	$214,374,292	$569,271,752
Shares outstanding (a)	11,160,071	28,970,457
Net asset value, offering price and redemption price per share	$19.21	$19.65
Class M4 shares:
Net assets	$99,817,885	$230,555,257
Shares outstanding (a)	5,204,629	11,763,994
Net asset value, offering price and redemption price per share	$19.18	$19.60
Class M3 shares:
Net assets	$57,247,238	$97,791,047
Shares outstanding (a)	2,985,627	4,980,533
Net asset value, offering price and redemption price per share	$19.17	$19.63

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$228,518,167	$229,098,128	$101,974,196	$44,178,975
11,472,222	11,501,622	5,131,881	2,226,276
$19.92	$19.92	$19.87	$19.84

$178,899,447	$385,572,480	$123,865,320	$27,049,830
8,991,618	19,374,598	6,241,074	1,365,179
$19.90	$19.90	$19.85	$19.81

$78,835,011	$149,685,991	$41,371,313	$14,471,299
3,969,261	7,541,278	2,087,565	732,171
$19.86	$19.85	$19.82	$19.76

$38,948,975	$60,048,783	$22,859,096	$7,245,941
1,959,662	3,021,833	1,154,999	367,403
$19.88	$19.87	$19.79	$19.72

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$312,844	$379,057
Dividends - affiliated issuers (Note 7)	4,863,956	4,510,251
Total investment income	5,176,800	4,889,308
Expenses (Note 3):
Custody fees	4,366	3,921
Audit fees	16,844	16,854
Legal fees	2,077	2,213
Proxy fees	407	407
Accounting & Administration fees	25,343	25,324
Shareholder reporting fees	16,047	16,671
Trustees’ fees	4,347	4,555
Registration and filing fees	49,573	49,650
Transfer agent fees	1,521	1,520
	120,525	121,115
Administration fees:
Class R5	3,448	5,070
Service Class	101,069	15,442
Administrative Class	38,331	56,478
Class A	23,392	76,611
Class R4	6,565	30,428
Class R3	6,962	8,858
Distribution and Service fees:
Class A	26,148	85,559
Class R4	8,206	38,035
Class R3	17,404	22,144
Shareholder service fees:
Service Class	14,525	2,275
Administrative Class	12,999	19,572
Class A	7,986	26,060
Total expenses	387,560	507,647
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(8,403)	(12,894)
Class R5 fees reimbursed by adviser	(3,036)	(2,973)
Service Class fees reimbursed by adviser	(50,981)	(5,202)
Administrative Class fees reimbursed by adviser	(15,094)	(14,906)
Class A fees reimbursed by adviser	(9,223)	(20,063)
Class R4 fees reimbursed by adviser	(2,898)	(8,914)
Class R3 fees reimbursed by adviser	(3,070)	(2,597)
Net expenses:	294,855	440,098
Net investment income (loss)	4,881,945	4,449,210
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	1,322,523	870,958
Investment transactions - affiliated issuers (Note 7)	1,893,101	4,122,092
Realized gain distributions - unaffiliated issuers	26,118	17,027
Realized gain distributions - affiliated issuers (Note 7)	5,508,050	7,876,258
Net realized gain (loss)	8,749,792	12,886,335
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	433,522	2,911,994
Investment transactions - affiliated issuers (Note 7)	(4,219,317)	(143,087)
Net change in unrealized appreciation (depreciation)	(3,785,795)	2,768,907
Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,963,997	15,655,242
Net increase (decrease) in net assets resulting from operations	$9,845,942	$20,104,452

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$343,733	$282,371	$426,526	$805,711	$753,903
3,442,832	1,754,761	3,960,901	7,046,614	5,039,180
3,786,565	2,037,132	4,387,427	7,852,325	5,793,083

3,508	4,051	5,660	6,045	5,320
16,853	16,841	15,344	16,860	16,846
1,984	1,242	1,559	3,601	2,695
407	407	407	407	407
25,316	25,335	17,391	25,168	25,181
15,507	11,984	21,319	23,592	19,458
4,183	2,788	4,007	6,832	5,269
49,485	49,615	49,616	52,007	49,488
1,521	1,521	1,429	1,521	1,521
118,764	113,784	116,732	136,033	126,185

8,553	3,484	2,964	21,923	370
22,354	10,624	11,600	28,449	8,494
72,126	27,343	36,624	50,733	45,177
65,791	33,753	85,969	103,464	86,199
10,537	13,304	14,020	29,157	32,231
15,470	19,685	28,493	57,459	67,150

73,573	37,792	95,519	115,119	95,068
13,171	16,630	17,525	36,447	40,289
38,674	49,212	71,234	143,648	167,874

3,194	1,448	2,179	4,421	1,214
23,712	9,055	11,931	17,727	15,608
22,497	11,597	28,654	34,679	27,882
488,416	347,711	523,444	779,259	713,741

(8,223)	(15,092)	(6,236)	(9,334)	(21,218)
(5,323)	(2,829)	(1,851)	(8,248)	(301)
(7,981)	(4,920)	(4,264)	(6,192)	(3,920)
(19,925)	(9,936)	(10,079)	(8,584)	(16,258)
(18,410)	(12,433)	(23,778)	(17,334)	(30,573)
(3,295)	(5,454)	(4,338)	(5,443)	(12,936)
(4,852)	(8,034)	(8,850)	(10,805)	(27,023)
420,407	289,013	464,048	713,319	601,512
3,366,158	1,748,119	3,923,379	7,139,006	5,191,571

1,845,376	470,444	553,519	1,642,936	1,338,881
4,165,740	2,636,849	3,280,723	7,247,865	5,967,733
11,109	3,608	59,499	117,815	128,411
9,561,947	6,620,059	5,492,631	10,261,495	9,421,640
15,584,172	9,730,960	9,386,372	19,270,111	16,856,665

3,463,443	4,308,576	2,204,275	3,812,066	4,944,765
6,328,836	7,299,150	160,388	93,743	4,697,465
9,792,279	11,607,726	2,364,663	3,905,809	9,642,230
25,376,451	21,338,686	11,751,035	23,175,920	26,498,895
$28,742,609	$23,086,805	$15,674,414	$30,314,926	$31,690,466

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,360,891	$585,066
Dividends - affiliated issuers (Note 7)	7,686,104	2,715,436
Total investment income	9,046,995	3,300,502
Expenses (Note 3):
Custody fees	5,549	5,589
Audit fees	16,855	16,843
Legal fees	5,528	2,037
Proxy fees	407	407
Accounting & Administration fees	24,577	25,099
Shareholder reporting fees	28,962	16,336
Trustees’ fees	9,106	4,005
Registration and filing fees	51,194	49,093
Transfer agent fees	1,507	1,521
	143,685	120,930
Administration fees:
Class R5	37,361	1,391
Service Class	41,938	7,880
Administrative Class	84,675	34,575
Class A	111,024	53,930
Class R4	36,331	26,057
Class R3	90,835	55,938
Distribution and Service fees:
Class A	123,428	59,216
Class R4	45,414	32,571
Class R3	227,087	139,846
Shareholder service fees:
Service Class	6,535	1,108
Administrative Class	28,092	11,216
Class A	37,090	17,129
Total expenses	1,013,495	561,787
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(5,701)	(14,380)
Class R5 fees reimbursed by adviser	(7,329)	(840)
Service Class fees reimbursed by adviser	(4,734)	(2,710)
Administrative Class fees reimbursed by adviser	(7,336)	(9,186)
Class A fees reimbursed by adviser	(9,646)	(14,255)
Class R4 fees reimbursed by adviser	(3,542)	(7,821)
Class R3 fees reimbursed by adviser	(8,880)	(16,885)
Net expenses:	966,327	495,710
Net investment income (loss)	8,080,668	2,804,792
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	1,680,197	951,229
Investment transactions - affiliated issuers (Note 7)	11,525,862	4,333,303
Realized gain distributions - unaffiliated issuers	270,613	124,497
Realized gain distributions - affiliated issuers (Note 7)	18,139,145	10,117,311
Net realized gain (loss)	31,615,817	15,526,340
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	11,575,117	6,305,087
Investment transactions - affiliated issuers (Note 7)	15,541,570	10,614,660
Net change in unrealized appreciation (depreciation)	27,116,687	16,919,747
Net realized gain (loss) and change in unrealized appreciation (depreciation)	58,732,504	32,446,087
Net increase (decrease) in net assets resulting from operations	$66,813,172	$35,250,879

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$878,059	$412,720	$549,403	$185,500	$55,388
3,394,515	1,360,806	1,814,765	614,422	182,898
4,272,574	1,773,526	2,364,168	799,922	238,286

5,845	5,916	5,657	6,259	6,337
16,858	16,840	16,842	16,837	16,835
2,999	1,324	1,810	584	162
407	407	407	407	408
24,515	25,098	24,750	25,116	25,112
21,299	12,885	15,452	10,012	7,013
5,808	2,691	3,579	1,195	352
51,490	49,069	49,467	49,301	50,052
1,521	1,521	1,521	1,521	1,491
130,742	115,751	119,485	111,232	107,762

27,634	524	22,903	456	494
23,599	3,955	9,883	2,425	1,253
65,961	26,824	45,373	10,333	1,503
63,542	37,414	34,789	13,726	1,835
25,346	20,691	16,720	7,926	907
56,361	44,016	34,221	25,065	1,912

69,846	41,052	38,190	14,972	1,979
31,683	25,863	20,900	9,908	1,134
140,902	110,040	85,551	62,664	4,779

3,405	564	1,423	338	174
21,114	7,970	13,945	3,014	477
20,273	11,848	11,039	4,241	540
680,408	446,512	454,422	266,300	124,749

(9,035)	(16,750)	(10,678)	(17,603)	(64,421)
(11,429)	(697)	(22,850)	(1,497)	(5,252)
(5,584)	(3,010)	(5,639)	(4,501)	(7,442)
(11,980)	(15,362)	(19,722)	(14,463)	(6,580)
(11,532)	(21,784)	(15,229)	(19,473)	(7,865)
(5,212)	(13,702)	(8,334)	(12,914)	(4,808)
(11,642)	(29,290)	(17,078)	(40,757)	(10,203)
613,994	345,917	354,892	155,092	18,178
3,658,580	1,427,609	2,009,276	644,830	220,108

1,195,712	563,671	811,330	250,943	71,007
5,711,927	2,650,207	3,300,599	1,230,699	445,825
207,471	104,505	139,415	47,243	14,045
15,714,622	7,659,614	10,223,363	3,461,434	1,032,163
22,829,732	10,977,997	14,474,707	4,990,319	1,563,040

10,488,211	5,286,149	6,929,068	2,373,835	700,768
20,378,050	11,621,852	15,190,476	5,187,001	1,448,468
30,866,261	16,908,001	22,119,544	7,560,836	2,149,236
53,695,993	27,885,998	36,594,251	12,551,155	3,712,276
$57,354,573	$29,313,607	$38,603,527	$13,195,985	$3,932,384

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$274,435	$67,741
Dividends - affiliated issuers (Note 7)	2,703,167	518,494
Total investment income	2,977,602	586,235
Expenses (Note 3):
Management fees:
Class I	39,581	44,665
Class M5	375,000	24,307
Class M4	54,608	9,551
Class M3	16,147	3,642
Distribution and Service fees:
Class M4	25,004	4,182
Class M3	14,787	3,189
Total expenses	525,127	89,536
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(12,348)	(15,002)
Class M5 fees reimbursed by adviser	(84,877)	(6,028)
Class M4 fees reimbursed by adviser	(12,342)	(2,365)
Class M3 fees reimbursed by adviser	(3,649)	(902)
Net expenses:	411,911	65,239
Net investment income (loss)	2,565,691	520,996
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	217,168	71,431
Investment transactions - affiliated issuers (Note 7)	2,084,835	861,921
Realized gain distributions - affiliated issuers (Note 7)	5,403,742	1,046,862
Net realized gain (loss)	7,705,745	1,980,214
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	303,803	62,476
Investment transactions - affiliated issuers (Note 7)	6,328,896	487,204
Net change in unrealized appreciation (depreciation)	6,632,699	549,680
Net realized gain (loss) and change in unrealized appreciation (depreciation)	14,338,444	2,529,894
Net increase (decrease) in net assets resulting from operations	$16,904,135	$3,050,890

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$272,116	$256,942	$1,124,969	$753,656	$1,218,594
2,274,363	2,154,604	10,719,667	8,659,649	18,455,132
2,546,479	2,411,546	11,844,636	9,413,305	19,673,726

162,208	167,606	696,611	840,561	1,368,382
88,766	175,889	865,920	585,656	1,969,370
83,728	38,066	488,161	320,514	1,037,451
41,635	21,596	204,458	192,123	430,643

36,659	15,967	195,577	121,407	373,722
36,458	18,118	163,829	145,548	310,262
449,454	437,242	2,614,556	2,205,809	5,489,830

(53,487)	(43,966)	(172,475)	(178,342)	(262,320)
(21,600)	(34,534)	(162,899)	(96,045)	(296,025)
(20,331)	(7,467)	(91,726)	(52,528)	(155,758)
(10,122)	(4,235)	(38,409)	(31,441)	(64,654)
343,914	347,040	2,149,047	1,847,453	4,711,073
2,202,565	2,064,506	9,695,589	7,565,852	14,962,653

164,110	161,071	721,941	539,247	958,125
1,734,700	1,662,067	18,023,863	14,034,193	26,522,047
4,949,617	4,318,370	21,211,292	19,198,587	44,008,968
6,848,427	6,141,508	39,957,096	33,772,027	71,489,140

372,332	342,800	1,427,144	893,775	1,427,041
5,366,325	7,838,698	43,287,720	46,994,755	139,247,964
5,738,657	8,181,498	44,714,864	47,888,530	140,675,005
12,587,084	14,323,006	84,671,960	81,660,557	212,164,145
$14,789,649	$16,387,512	$94,367,549	$89,226,409	$227,126,798

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$368,147	$385,869
Dividends - affiliated issuers (Note 7)	7,662,808	13,552,728
Total investment income	8,030,955	13,938,597
Expenses (Note 3):
Management fees:
Class I	864,230	1,062,632
Class M5	716,460	1,826,735
Class M4	327,699	929,244
Class M3	219,455	369,645
Distribution and Service fees:
Class M4	113,312	311,827
Class M3	151,767	248,084
Total expenses	2,392,923	4,748,167
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(173,232)	(208,533)
Class M5 fees reimbursed by adviser	(94,003)	(212,738)
Class M4 fees reimbursed by adviser	(42,993)	(108,268)
Class M3 fees reimbursed by adviser	(28,772)	(43,056)
Net expenses:	2,053,923	4,175,572
Net investment income (loss)	5,977,032	9,763,025
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	331,096	494,161
Investment transactions - affiliated issuers (Note 7)	9,629,038	14,855,945
Realized gain distributions - affiliated issuers (Note 7)	17,324,202	27,104,885
Net realized gain (loss)	27,284,336	42,454,991
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	410,650	343,604
Investment transactions - affiliated issuers (Note 7)	75,176,155	164,698,941
Net change in unrealized appreciation (depreciation)	75,586,805	165,042,545
Net realized gain (loss) and change in unrealized appreciation (depreciation)	102,871,141	207,497,536
Net increase (decrease) in net assets resulting from operations	$108,848,173	$217,260,561

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$72,751	$114,173	$38,316	$11,675
5,205,288	8,197,216	2,837,428	833,215
5,278,039	8,311,389	2,875,744	844,890

581,891	614,418	260,871	108,068
618,796	1,270,915	421,978	77,511
277,253	584,987	145,458	56,800
170,551	234,131	93,725	27,431

91,202	191,673	47,598	18,587
112,204	153,428	61,338	17,952
1,851,897	3,049,552	1,030,968	306,349

(120,770)	(119,745)	(51,099)	(21,218)
(62,391)	(132,377)	(44,352)	(8,170)
(27,951)	(60,992)	(15,287)	(5,995)
(17,208)	(24,400)	(9,854)	(2,894)
1,623,577	2,712,038	910,376	268,072
3,654,462	5,599,351	1,965,368	576,818

143,644	219,044	73,871	27,184
7,050,409	7,891,021	3,597,145	1,652,583
9,826,692	15,497,917	5,333,302	1,570,486
17,020,745	23,607,982	9,004,318	3,250,253

42,553	77,569	26,340	3,145
69,212,088	113,070,851	38,165,221	10,680,526
69,254,641	113,148,420	38,191,561	10,683,671
86,275,386	136,756,402	47,195,879	13,933,924
$89,929,848	$142,355,753	$49,161,247	$14,510,742

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select 20/80 Allocation Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,881,945	$5,276,029
Net realized gain (loss)	8,749,792	2,756,417
Net change in unrealized appreciation (depreciation)	(3,785,795)	4,256,936
Net increase (decrease) in net assets resulting from operations	9,845,942	12,289,382
Distributions to shareholders (Note 2):
Class I	(1,021,241)	(665,330)
Class R5	(374,459)	(334,028)
Service Class	(6,084,666)	(457,166)
Administrative Class	(1,730,543)	(1,375,252)
Class A	(1,019,820)	(1,090,948)
Class R4	(166,392)	(5,853,418)
Class R3	(350,793)	(287,914)
Total distributions	(10,747,914)	(10,064,056)
Net fund share transactions (Note 5):
Class I	1,228,668	5,217,271
Class R5	339,680	(1,018,986)
Service Class	3,620,239	96,410,225
Administrative Class	13,362	1,136,442
Class A	(2,503,312)	(4,015,869)
Class R4	(671,639)	(109,333,406)
Class R3	(652,559)	(245,200)
Increase (decrease) in net assets from fund share transactions	1,374,439	(11,849,523)
Total increase (decrease) in net assets	472,467	(9,624,197)
Net assets
Beginning of period	207,973,564	217,597,761
End of period	$208,446,031	$207,973,564

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select 40/60 Allocation Fund		MassMutual Select 60/40 Allocation Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$4,449,210	$4,274,081	$3,366,158	$3,303,832
12,886,335	2,172,532	15,584,172	(1,173,428)
2,768,907	12,147,665	9,792,279	14,471,203
20,104,452	18,594,278	28,742,609	16,601,607

(2,350,248)	(3,067,300)	(1,097,223)	(2,104,500)
(542,748)	(1,195,477)	(691,355)	(1,817,642)
(932,924)	(950,280)	(1,000,979)	(865,363)
(2,544,613)	(5,744,770)	(2,459,971)	(8,086,145)
(3,312,929)	(7,168,948)	(2,120,316)	(7,599,728)
(1,469,659)	(4,091,189)	(353,565)	(3,401,000)
(432,892)	(872,839)	(540,657)	(1,677,229)
(11,586,013)	(23,090,803)	(8,264,066)	(25,551,607)

11,009,174	7,804,596	3,811,248	6,384,087
774,012	(161,145)	2,025,426	3,930,445
(842,412)	5,672,514	(1,268,654)	14,067,050
(6,937,612)	(16,901,882)	2,567,782	(19,460,610)
(9,518,566)	(10,597,656)	(9,562,315)	(3,104,290)
1,160,467	(8,666,670)	(165,467)	(13,480,452)
(1,056,705)	(64,451)	(2,628,275)	98,787
(5,411,642)	(22,914,694)	(5,220,255)	(11,564,983)
3,106,797	(27,411,219)	15,258,288	(20,514,983)

224,965,104	252,376,323	207,300,979	227,815,962
$228,071,901	$224,965,104	$222,559,267	$207,300,979

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select 80/20 Allocation Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,748,119	$1,684,751
Net realized gain (loss)	9,730,960	(1,510,289)
Net change in unrealized appreciation (depreciation)	11,607,726	10,479,971
Net increase (decrease) in net assets resulting from operations	23,086,805	10,654,433
Distributions to shareholders (Note 2):
Class I	(1,893,091)	(3,311,847)
Class R5	(336,870)	(686,078)
Service Class	(567,307)	(306,858)
Administrative Class	(1,097,631)	(2,905,452)
Class A	(1,301,110)	(3,568,823)
Class R4	(587,085)	(2,305,120)
Class R3	(913,691)	(2,092,220)
Total distributions	(6,696,785)	(15,176,398)
Net fund share transactions (Note 5):
Class I	4,915,229	8,404,143
Class R5	1,038,829	1,454,685
Service Class	1,380,484	6,726,607
Administrative Class	(402,541)	(7,313,597)
Class A	(5,121,586)	1,519,459
Class R4	(1,204,852)	(2,393,487)
Class R3	(534,617)	9,828,838
Increase (decrease) in net assets from fund share transactions	70,946	18,226,648
Total increase (decrease) in net assets	16,460,966	13,704,683
Net assets
Beginning of period	133,757,268	120,052,585
End of period	$150,218,234	$133,757,268

The accompanying notes are an integral part of the financial statements.

66

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$3,923,379	$4,561,425	$7,139,006	$8,854,301
9,386,372	888,547	19,270,111	258,026
2,364,663	3,134,036	3,905,809	6,834,463
15,674,414	8,584,008	30,314,926	15,946,790

(1,281,353)	(518,218)	(2,564,369)	(2,347,748)
(337,121)	(279,379)	(2,435,234)	(3,609,194)
(998,395)	(453,384)	(1,803,008)	(1,869,159)
(1,758,950)	(1,086,634)	(2,359,066)	(3,930,329)
(4,185,695)	(1,787,822)	(4,612,594)	(4,530,167)
(776,122)	(654,174)	(1,462,041)	(2,936,348)
(1,581,636)	(851,238)	(2,920,677)	(3,429,244)
(10,919,272)	(5,630,849)	(18,156,989)	(22,652,189)

(1,834,862)	3,222,301	8,152,759	8,067,393
388,210	(2,798,811)	(4,343,050)	(13,556,134)
(7,309,836)	1,090,814	(5,802,960)	3,677,369
859,510	(9,064,299)	(5,875,961)	(27,007,468)
(325,247)	9,714,744	(922,171)	15,341,022
(2,789,584)	(9,857,229)	(5,020,659)	(20,112,675)
(4,162,596)	(9,213,101)	(5,677,914)	(8,967,757)
(15,174,405)	(16,905,581)	(19,489,956)	(42,558,250)
(10,419,263)	(13,952,422)	(7,332,019)	(49,263,649)

190,634,309	204,586,731	344,363,987	393,627,636
$180,215,046	$190,634,309	$337,031,968	$344,363,987

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,191,571	$6,086,660
Net realized gain (loss)	16,856,665	(199,574)
Net change in unrealized appreciation (depreciation)	9,642,230	7,693,236
Net increase (decrease) in net assets resulting from operations	31,690,466	13,580,322
Distributions to shareholders (Note 2):
Class I	(3,213,506)	(3,525,433)
Class R5	(33,951)	(33,248)
Service Class	(561,635)	(720,145)
Administrative Class	(2,465,327)	(3,214,269)
Class A	(4,502,094)	(4,524,795)
Class R4	(1,910,226)	(4,605,538)
Class R3	(3,819,675)	(5,720,526)
Total distributions	(16,506,414)	(22,343,954)
Net fund share transactions (Note 5):
Class I	2,366,149	8,934,793
Class R5	708,455	(58,391)
Service Class	(544,127)	906,103
Administrative Class	(5,158,414)	(2,635,063)
Class A	4,424,550	17,071,280
Class R4	(1,160,842)	(25,882,256)
Class R3	(6,553,245)	(10,195,578)
Increase (decrease) in net assets from fund share transactions	(5,917,474)	(11,859,112)
Total increase (decrease) in net assets	9,266,578	(20,622,744)
Net assets
Beginning of period	264,914,832	285,537,576
End of period	$274,181,410	$264,914,832

The accompanying notes are an integral part of the financial statements.

68

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$8,080,668	$9,884,142	$2,804,792	$3,751,800
31,615,817	(9,427,101)	15,526,340	(3,696,078)
27,116,687	20,399,093	16,919,747	10,815,963
66,813,172	20,856,134	35,250,879	10,871,685

(2,771,252)	(4,184,783)	(2,098,478)	(4,031,218)
(3,683,540)	(8,663,794)	(115,358)	(200,233)
(2,484,660)	(4,185,363)	(375,163)	(876,054)
(3,495,256)	(8,581,994)	(1,243,039)	(3,149,269)
(4,508,898)	(7,025,120)	(1,894,666)	(3,818,540)
(1,617,889)	(5,301,308)	(1,043,751)	(5,295,963)
(4,084,867)	(8,817,879)	(2,182,956)	(6,232,186)
(22,646,362)	(46,760,241)	(8,953,411)	(23,603,463)

5,135,966	8,934,448	2,060,888	10,414,382
(4,422,072)	(6,090,593)	614,987	562,726
(8,992,294)	7,316,633	(27,172)	557,419
(1,749,167)	(31,975,779)	(1,458,916)	(1,846,880)
(4,098,200)	21,400,149	1,735,811	9,636,980
(3,016,991)	(19,986,599)	(2,689,454)	(20,981,152)
(9,934,684)	(9,730,904)	(8,298,770)	(3,506,402)
(27,077,442)	(30,132,645)	(8,062,626)	(5,162,927)
17,089,368	(56,036,752)	18,234,842	(17,894,705)

460,231,028	516,267,780	203,117,196	221,011,901
$477,320,396	$460,231,028	$221,352,038	$203,117,196

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,658,580	$5,382,616
Net realized gain (loss)	22,829,732	(12,123,684)
Net change in unrealized appreciation (depreciation)	30,866,261	17,862,366
Net increase (decrease) in net assets resulting from operations	57,354,573	11,121,298
Distributions to shareholders (Note 2):
Class I	(883,182)	(3,486,911)
Class R5	(1,113,580)	(7,170,479)
Service Class	(525,453)	(2,410,262)
Administrative Class	(1,007,829)	(7,435,074)
Class A	(900,085)	(4,677,279)
Class R4	(398,076)	(4,678,634)
Class R3	(875,634)	(5,904,393)
Total distributions	(5,703,839)	(35,763,032)
Net fund share transactions (Note 5):
Class I	1,312,826	10,932,358
Class R5	(2,335,642)	(3,163,957)
Service Class	(1,347,908)	4,121,955
Administrative Class	(860,878)	(18,471,734)
Class A	(673,406)	10,303,574
Class R4	(5,111,954)	(15,663,646)
Class R3	(7,910,820)	(2,197,553)
Increase (decrease) in net assets from fund share transactions	(16,927,782)	(14,139,003)
Total increase (decrease) in net assets	34,722,952	(38,780,737)
Net assets
Beginning of period	295,883,623	334,664,360
End of period	$330,606,575	$295,883,623

The accompanying notes are an integral part of the financial statements.

70

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$1,427,609	$2,019,757	$2,009,276	$3,078,422
10,977,997	(3,742,863)	14,474,707	(8,674,765)
16,908,001	8,825,049	22,119,544	12,395,069
29,313,607	7,101,943	38,603,527	6,798,726

(1,026,207)	(2,290,625)	(439,469)	(1,787,053)
(43,936)	(91,363)	(1,003,491)	(5,204,699)
(167,829)	(455,111)	(233,370)	(933,843)
(832,689)	(2,243,119)	(693,031)	(5,193,345)
(1,232,845)	(2,397,261)	(519,288)	(2,344,984)
(795,600)	(3,505,240)	(279,871)	(2,525,281)
(1,619,261)	(5,160,018)	(546,001)	(3,256,926)
(5,718,367)	(16,142,737)	(3,714,521)	(21,246,131)

2,145,673	3,220,326	1,467,364	3,951,882
59,996	228,513	(5,022,708)	3,739,490
(427,750)	719,909	(280,687)	2,152,774
2,291,794	(686,142)	2,307,934	(15,192,046)
1,292,306	9,424,215	(48,915)	6,851,120
(1,259,368)	(9,177,068)	(1,173,730)	(6,244,152)
(7,296,475)	(995,947)	(5,195,517)	82,958
(3,193,824)	2,733,806	(7,946,259)	(4,657,974)
20,401,416	(6,306,988)	26,942,747	(19,105,379)

135,643,711	141,950,699	180,677,489	199,782,868
$156,045,127	$135,643,711	$207,620,236	$180,677,489

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$644,830	$891,820
Net realized gain (loss)	4,990,319	(403,383)
Net change in unrealized appreciation (depreciation)	7,560,836	2,738,614
Net increase (decrease) in net assets resulting from operations	13,195,985	3,227,051
Distributions to shareholders (Note 2):
Class I	(578,530)	(904,107)
Class R5	(41,165)	(61,240)
Service Class	(143,426)	(261,894)
Administrative Class	(443,948)	(786,245)
Class A	(613,895)	(851,085)
Class R4	(417,683)	(1,390,113)
Class R3	(1,317,852)	(2,315,797)
Class M5	—	—
Class M4	—	—
Class M3	—	—
Total distributions	(3,556,499)	(6,570,481)
Net fund share transactions (Note 5):
Class I	1,100,926	1,885,454
Class R5	569,906	133,694
Service Class	72,119	329,758
Administrative Class	1,026,904	(528,451)
Class A	1,279,656	2,935,337
Class R4	46,343	(4,381,002)
Class R3	(3,474,227)	3,218,859
Class M5	—	—
Class M4	—	—
Class M3	—	—
Increase (decrease) in net assets from fund share transactions	621,627	3,593,649
Total increase (decrease) in net assets	10,261,113	250,219
Net assets
Beginning of period	61,224,077	60,973,858
End of period	$71,485,190	$61,224,077

The accompanying notes are an integral part of the financial statements.

72

MassMutual RetireSMART by JPMorgan 2060 Fund		MassMutual Select T. Rowe Price Retirement Balanced Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$220,108	$282,192	$2,565,691	$3,445,997
1,563,040	(146,214)	7,705,745	2,498,836
2,149,236	873,046	6,632,699	5,974,295
3,932,384	1,009,024	16,904,135	11,919,128

(679,980)	(1,264,216)	(825,060)	(426,283)
(55,034)	(163,846)	—	—
(79,066)	(66,555)	—	—
(70,351)	(85,772)	—	—
(85,769)	(55,176)	—	—
(49,037)	(49,173)	—	—
(109,042)	(92,975)	—	—
—	—	(5,404,774)	(3,719,842)
—	—	(780,868)	(543,452)
—	—	(202,562)	(179,071)
(1,128,279)	(1,777,713)	(7,213,264)	(4,868,648)

683,555	460,001	1,454,190	3,474,224
221,955	(146,078)	—	—
(24,018)	886,453	—	—
36,296	663,315	—	—
254,970	747,737	—	—
2,629	409,734	—	—
(749,565)	606,974	—	—
—	—	12,510,191	1,971,858
—	—	(657,358)	846,223
—	—	(233,110)	(1,625,554)
425,822	3,628,136	13,073,913	4,666,751
3,229,927	2,859,447	22,764,784	11,717,231

18,121,819	15,262,372	170,329,319	158,612,088
$21,351,746	$18,121,819	$193,094,103	$170,329,319

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2005 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$520,996	$687,214
Net realized gain (loss)	1,980,214	836,213
Net change in unrealized appreciation (depreciation)	549,680	893,734
Net increase (decrease) in net assets resulting from operations	3,050,890	2,417,161
Distributions to shareholders (Note 2):
Class I	(1,057,591)	(609,704)
Class M5	(390,897)	(388,470)
Class M4	(141,796)	(146,977)
Class M3	(55,596)	(61,261)
Total distributions	(1,645,880)	(1,206,412)
Net fund share transactions (Note 5):
Class I	1,154,312	5,511,651
Class M5	(167,411)	(219,855)
Class M4	(440,096)	226,625
Class M3	21,080	(355,335)
Increase (decrease) in net assets from fund share transactions	567,885	5,163,086
Total increase (decrease) in net assets	1,972,895	6,373,835
Net assets
Beginning of period	32,858,462	26,484,627
End of period	$34,831,357	$32,858,462

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Retirement 2010 Fund		MassMutual Select T. Rowe Price Retirement 2015 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$2,202,565	$3,146,700	$2,064,506	$3,058,873
6,848,427	1,887,860	6,141,508	2,422,004
5,738,657	4,680,247	8,181,498	4,486,247
14,789,649	9,714,807	16,387,512	9,967,124

(3,326,410)	(3,445,570)	(3,224,766)	(2,885,875)
(1,167,166)	(1,668,689)	(2,462,179)	(2,519,440)
(1,260,759)	(1,239,970)	(510,957)	(569,800)
(526,947)	(585,880)	(285,443)	(347,634)
(6,281,282)	(6,940,109)	(6,483,345)	(6,322,749)

3,211,196	4,764,950	15,231,496	7,426,486
3,142,378	(2,178,351)	4,522,659	91,642
(4,910,334)	6,622,384	(1,126,346)	(1,264,238)
(662,643)	263,170	(1,030,077)	(1,590,026)
780,597	9,472,153	17,597,732	4,663,864
9,288,964	12,246,851	27,501,899	8,308,239

145,989,565	133,742,714	139,339,856	131,031,617
$155,278,529	$145,989,565	$166,841,755	$139,339,856

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2020 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,695,589	$14,448,283
Net realized gain (loss)	39,957,096	9,671,165
Net change in unrealized appreciation (depreciation)	44,714,864	31,726,769
Net increase (decrease) in net assets resulting from operations	94,367,549	55,846,217
Distributions to shareholders (Note 2):
Class I	(12,360,165)	(10,363,843)
Class M5	(10,865,930)	(11,773,999)
Class M4	(6,678,707)	(6,438,259)
Class M3	(2,294,268)	(2,884,412)
Total distributions	(32,199,070)	(31,460,513)
Net fund share transactions (Note 5):
Class I	22,459,876	37,296,084
Class M5	15,641,996	(2,901,399)
Class M4	(24,335,530)	7,475,946
Class M3	(8,981,052)	(11,672,837)
Increase (decrease) in net assets from fund share transactions	4,785,290	30,197,794
Total increase (decrease) in net assets	66,953,769	54,583,498
Net assets
Beginning of period	747,319,062	692,735,564
End of period	$814,272,831	$747,319,062

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Retirement 2025 Fund		MassMutual Select T. Rowe Price Retirement 2030 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$7,565,852	$10,227,139	$14,962,653	$20,151,796
33,772,027	7,576,054	71,489,140	10,860,195
47,888,530	28,441,642	140,675,005	81,978,413
89,226,409	46,244,835	227,126,798	112,990,404

(12,461,008)	(8,251,898)	(15,761,035)	(12,184,030)
(6,426,451)	(6,246,014)	(16,203,011)	(15,961,122)
(3,433,898)	(2,919,051)	(9,523,116)	(8,242,876)
(1,990,274)	(2,073,164)	(3,085,222)	(3,768,988)
(24,311,631)	(19,490,127)	(44,572,384)	(40,157,016)

55,080,476	69,635,135	64,673,995	78,496,248
15,357,747	(3,069,398)	80,471,288	27,708,646
24,819	3,913,755	(50,734,264)	37,476,948
(7,708,699)	(11,842,908)	(20,660,787)	(14,306,054)
62,754,343	58,636,584	73,750,232	129,375,788
127,669,121	85,391,292	256,304,646	202,209,176

588,016,287	502,624,995	1,344,002,681	1,141,793,505
$715,685,408	$588,016,287	$1,600,307,327	$1,344,002,681

The accompanying notes are an integral part of the financial statements.

77

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2035 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,977,032	$7,717,874
Net realized gain (loss)	27,284,336	5,063,336
Net change in unrealized appreciation (depreciation)	75,586,805	34,676,135
Net increase (decrease) in net assets resulting from operations	108,848,173	47,457,345
Distributions to shareholders (Note 2):
Class I	(8,473,120)	(5,823,869)
Class M5	(5,490,596)	(5,107,092)
Class M4	(2,391,669)	(1,892,688)
Class M3	(1,372,936)	(1,461,360)
Total distributions	(17,728,321)	(14,285,009)
Net fund share transactions (Note 5):
Class I	60,933,447	62,490,258
Class M5	9,954,351	10,492,516
Class M4	11,954,080	5,552,384
Class M3	(10,791,963)	(2,250,445)
Increase (decrease) in net assets from fund share transactions	72,049,915	76,284,713
Total increase (decrease) in net assets	163,169,767	109,457,049
Net assets
Beginning of period	561,076,924	451,619,875
End of period	$724,246,691	$561,076,924

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Retirement 2040 Fund		MassMutual Select T. Rowe Price Retirement 2045 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$9,763,025	$12,613,559	$3,654,462	$4,636,375
42,454,991	10,035,695	17,020,745	3,889,573
165,042,545	70,464,345	69,254,641	27,998,428
217,260,561	93,113,599	89,929,848	36,524,376

(9,279,529)	(6,514,109)	(4,711,717)	(3,036,511)
(11,348,863)	(9,674,007)	(3,915,508)	(3,248,992)
(6,713,026)	(4,927,004)	(1,690,198)	(1,257,426)
(1,914,156)	(2,051,897)	(814,412)	(924,255)
(29,255,574)	(23,167,017)	(11,131,835)	(8,467,184)

38,986,778	57,812,409	42,900,041	32,117,695
88,028,234	39,294,656	10,503,802	12,101,747
(59,259,117)	45,523,784	6,684,025	2,574,232
(17,031,898)	(4,111,688)	(16,153,784)	(1,676,585)
50,723,997	138,519,161	43,934,084	45,117,089
238,728,984	208,465,743	122,732,097	73,174,281

1,054,080,936	845,615,193	402,469,503	329,295,222
$1,292,809,920	$1,054,080,936	$525,201,600	$402,469,503

The accompanying notes are an integral part of the financial statements.

79

MassMutual Select Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2050 Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,599,351	$7,019,570
Net realized gain (loss)	23,607,982	7,263,778
Net change in unrealized appreciation (depreciation)	113,148,420	44,306,965
Net increase (decrease) in net assets resulting from operations	142,355,753	58,590,313
Distributions to shareholders (Note 2):
Class I	(5,153,642)	(3,187,897)
Class M5	(7,799,609)	(5,841,778)
Class M4	(4,085,747)	(2,486,626)
Class M3	(1,220,747)	(1,051,810)
Total distributions	(18,259,745)	(12,568,111)
Net fund share transactions (Note 5):
Class I	34,687,490	27,930,668
Class M5	51,072,635	36,815,399
Class M4	(24,271,953)	31,840,095
Class M3	(8,972,471)	(88,666)
Increase (decrease) in net assets from fund share transactions	52,515,701	96,497,496
Total increase (decrease) in net assets	176,611,709	142,519,698
Net assets
Beginning of period	647,793,673	505,273,975
End of period	$824,405,382	$647,793,673

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Retirement 2055 Fund		MassMutual Select T. Rowe Price Retirement 2060 Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$1,965,368	$2,318,590	$576,818	$463,636
9,004,318	2,507,481	3,250,253	814,386
38,191,561	14,818,976	10,683,671	4,643,724
49,161,247	19,645,047	14,510,742	5,921,746

(2,253,961)	(1,226,648)	(924,535)	(372,583)
(2,902,228)	(2,060,990)	(471,099)	(226,185)
(931,634)	(606,864)	(386,399)	(225,270)
(521,858)	(421,625)	(168,503)	(79,445)
(6,609,681)	(4,316,127)	(1,950,536)	(903,483)

20,485,153	16,286,748	11,109,182	11,203,601
11,024,785	13,407,392	8,798,249	5,968,348
2,806,379	4,472,997	(2,562,322)	4,848,242
(4,138,103)	1,158,309	243,899	1,899,738
30,178,214	35,325,446	17,589,008	23,919,929
72,729,780	50,654,366	30,149,214	28,938,192

217,340,145	166,685,779	62,796,831	33,858,639
$290,069,925	$217,340,145	$92,946,045	$62,796,831

The accompanying notes are an integral part of the financial statements.

81

MassMutual Select 20/80 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.34	$ 0.26	$ 0.24	$ 0.50	$ (0.38)	$ (0.20)	$ —	$ (0.58)	$ 10.26	4.88%[b]	$ 18,962	0.11%[a]	0.03%[a]	5.06%[a]
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	—	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
9/30/19	10.02	0.27	0.37	0.64	(0.32)	(0.19)	—	(0.51)	10.15	6.95%	12,197	0.12%	0.02%	2.78%
9/30/18	10.04	0.23	0.04	0.27	(0.29)	—	—	(0.29)	10.02	2.71%	8,431	0.12%	0.02%	2.27%
9/30/17	9.72	0.09	0.46	0.55	(0.22)	—	(0.01)	(0.23)	10.04	5.86%	6,399	0.12%	0.03%	0.88%
9/30/16	9.40	0.23	0.38	0.61	(0.26)	(0.03)	—	(0.29)	9.72	6.66%	288	0.13%	0.02%	2.46%
Class R5
3/31/21[r]	$ 10.32	$ 0.25	$ 0.25	$ 0.50	$ (0.37)	$ (0.20)	$ —	$ (0.57)	$ 10.25	4.89%[b]	$ 6,238	0.21%[a]	0.13%[a]	4.83%[a]
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	—	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
9/30/19	10.01	0.29	0.34	0.63	(0.31)	(0.19)	—	(0.50)	10.14	6.83%	6,919	0.22%	0.12%	2.96%
9/30/18	10.02	0.34	(0.07)	0.27	(0.28)	—	—	(0.28)	10.01	2.72%	7,023	0.22%	0.13%	3.45%
9/30/17	9.70	0.17	0.37	0.54	(0.21)	—	(0.01)	(0.22)	10.02	5.77%	11,556	0.22%	0.13%	1.76%
9/30/16	9.39	0.23	0.36	0.59	(0.25)	(0.03)	—	(0.28)	9.70	6.49%	9,490	0.23%	0.12%	2.43%
Service Class
3/31/21[r]	$ 10.32	$ 0.24	$ 0.26	$ 0.50	$ (0.37)	$ (0.20)	$ —	$ (0.57)	$ 10.25	4.84%[b]	$ 117,411	0.31%[a]	0.23%[a]	4.65%[a]
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	—	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%
9/30/19	10.01	0.27	0.34	0.61	(0.30)	(0.19)	—	(0.49)	10.13	6.62%	9,225	0.32%	0.22%	2.74%
9/30/18	10.02	0.23	0.03	0.26	(0.27)	—	—	(0.27)	10.01	2.61%	7,882	0.32%	0.22%	2.27%
9/30/17	9.69	0.17	0.37	0.54	(0.20)	—	(0.01)	(0.21)	10.02	5.72%	7,138	0.32%	0.23%	1.80%
9/30/16	9.37	0.28	0.30	0.58	(0.23)	(0.03)	—	(0.26)	9.69	6.39%	8,032	0.33%	0.22%	3.03%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	17%	33%	39%	62%	39%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

82

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 10.33	$ 0.24	$ 0.25	$ 0.49	$ (0.35)	$ (0.20)	$ —	$ (0.55)	$ 10.27	4.75%[b]	$ 33,926	0.41%[a]	0.33%[a]	4.61%[a]
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	—	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
9/30/19	10.01	0.28	0.33	0.61	(0.29)	(0.19)	—	(0.48)	10.14	6.57%	32,206	0.42%	0.32%	2.87%
9/30/18	10.02	0.27	(0.02)	0.25	(0.26)	—	—	(0.26)	10.01	2.50%	39,271	0.42%	0.33%	2.72%
9/30/17	9.70	0.16	0.36	0.52	(0.19)	—	(0.01)	(0.20)	10.02	5.53%	52,556	0.42%	0.33%	1.64%
9/30/16	9.38	0.22	0.36	0.58	(0.23)	(0.03)	—	(0.26)	9.70	6.33%	53,140	0.43%	0.32%	2.39%
Class A
3/31/21[r]	$ 10.38	$ 0.23	$ 0.25	$ 0.48	$ (0.32)	$ (0.20)	$ —	$ (0.52)	$ 10.34	4.62%[b]	$ 19,514	0.66%[a]	0.58%[a]	4.36%[a]
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	—	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
9/30/19	10.05	0.25	0.34	0.59	(0.26)	(0.19)	—	(0.45)	10.19	6.34%	25,898	0.67%	0.57%	2.59%
9/30/18	10.05	0.23	0.00[d]	0.23	(0.23)	—	—	(0.23)	10.05	2.30%	27,681	0.67%	0.58%	2.25%
9/30/17	9.68	0.15	0.35	0.50	(0.12)	—	(0.01)	(0.13)	10.05	5.29%	32,580	0.67%	0.58%	1.50%
9/30/16	9.36	0.24	0.31	0.55	(0.20)	(0.03)	—	(0.23)	9.68	6.03%	39,639	0.68%	0.57%	2.56%
Class R4
3/31/21[r]	$ 10.21	$ 0.24	$ 0.24	$ 0.48	$ (0.06)	$ (0.20)	$ —	$ (0.26)	$ 10.43	4.69%[b]	$ 6,117	0.56%[a]	0.48%[a]	4.61%[a]
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	—	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
9/30/19	9.92	0.24	0.35	0.59	(0.28)	(0.19)	—	(0.47)	10.04	6.42%	124,050	0.57%	0.47%	2.47%
9/30/18	9.94	0.22	0.01	0.23	(0.25)	—	—	(0.25)	9.92	2.31%	106,763	0.57%	0.48%	2.24%
9/30/17	9.64	0.13	0.38	0.51	(0.20)	—	(0.01)	(0.21)	9.94	5.41%	98,559	0.57%	0.48%	1.37%
9/30/16	9.36	0.00[d]	0.56	0.56	(0.25)	(0.03)	—	(0.28)	9.64	6.13%	81,328	0.58%	0.47%	0.05%
Class R3
3/31/21[r]	$ 10.20	$ 0.22	$ 0.25	$ 0.47	$ (0.32)	$ (0.20)	$ —	$ (0.52)	$ 10.15	4.55%[b]	$ 6,278	0.81%[a]	0.73%[a]	4.33%[a]
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	—	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
9/30/19	9.89	0.22	0.34	0.56	(0.25)	(0.19)	—	(0.44)	10.01	6.15%	7,102	0.82%	0.72%	2.30%
9/30/18	9.91	0.20	0.01	0.21	(0.23)	—	—	(0.23)	9.89	2.10%	7,635	0.82%	0.73%	2.03%
9/30/17	9.61	0.10	0.38	0.48	(0.17)	—	(0.01)	(0.18)	9.91	5.13%	7,538	0.82%	0.73%	1.00%
9/30/16	9.33	0.09	0.45	0.54	(0.23)	(0.03)	—	(0.26)	9.61	5.96%	5,155	0.83%	0.72%	1.00%

The accompanying notes are an integral part of the financial statements.

83

MassMutual Select 40/60 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.80	$ 0.21	$ 0.69	$ 0.90	$ (0.33)	$ (0.23)	$ (0.56)	$ 10.14	9.26%[b]	$ 49,161	0.11%[a]	0.05%[a]	4.14%[a]
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
9/30/19	10.58	0.21	0.13	0.34	(0.31)	(0.68)	(0.99)	9.93	4.69%	28,843	0.10%	0.04%	2.13%
9/30/18	10.31	0.16	0.47	0.63	(0.34)	(0.02)	(0.36)	10.58	6.21%	12,666	0.09%	0.05%	1.50%
9/30/17	9.53	0.04	0.96	1.00	(0.22)	—	(0.22)	10.31	10.72%	7,078	0.08%	0.07%	0.40%
9/30/16	9.14	0.45	0.28	0.73	(0.23)	(0.11)	(0.34)	9.53	8.18%	198	0.08%	0.04%	4.89%
Class R5
3/31/21[r]	$ 9.81	$ 0.21	$ 0.69	$ 0.90	$ (0.32)	$ (0.23)	$ (0.55)	$ 10.16	9.25%[b]	$ 10,450	0.21%[a]	0.15%[a]	4.14%[a]
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
9/30/19	10.57	0.28	0.06	0.34	(0.29)	(0.68)	(0.97)	9.94	4.76%	9,972	0.20%	0.14%	2.88%
9/30/18	10.31	0.29	0.32	0.61	(0.33)	(0.02)	(0.35)	10.57	6.01%	25,611	0.19%	0.15%	2.78%
9/30/17	9.53	0.15	0.84	0.99	(0.21)	—	(0.21)	10.31	10.62%	41,947	0.18%	0.16%	1.52%
9/30/16	9.13	0.20	0.53	0.73	(0.22)	(0.11)	(0.33)	9.53	8.21%	39,100	0.18%	0.14%	2.16%
Service Class
3/31/21[r]	$ 9.85	$ 0.21	$ 0.69	$ 0.90	$ (0.31)	$ (0.23)	$ (0.54)	$ 10.21	9.23%[b]	$ 17,477	0.31%[a]	0.25%[a]	4.09%[a]
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%
9/30/19	10.62	0.23	0.10	0.33	(0.29)	(0.68)	(0.97)	9.98	4.53%	11,427	0.30%	0.24%	2.35%
9/30/18	10.35	0.10	0.51	0.61	(0.32)	(0.02)	(0.34)	10.62	5.97%	11,330	0.29%	0.25%	0.96%
9/30/17	9.55	0.17	0.82	0.99	(0.19)	—	(0.19)	10.35	10.53%	4,509	0.28%	0.26%	1.77%
9/30/16	9.14	0.25	0.46	0.71	(0.19)	(0.11)	(0.30)	9.55	7.98%	5,623	0.28%	0.24%	2.76%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	17%	52%	43%	52%	30%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

84

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 9.84	$ 0.20	$ 0.69	$ 0.89	$ (0.30)	$ (0.23)	$ (0.53)	$ 10.20	9.08%[b]	$ 48,166	0.41%[a]	0.35%[a]	3.96%[a]
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
9/30/19	10.59	0.23	0.09	0.32	(0.27)	(0.68)	(0.95)	9.96	4.50%	70,893	0.40%	0.34%	2.40%
9/30/18	10.32	0.23	0.37	0.60	(0.31)	(0.02)	(0.33)	10.59	5.86%	87,160	0.39%	0.35%	2.18%
9/30/17	9.54	0.12	0.85	0.97	(0.19)	—	(0.19)	10.32	10.36%	98,641	0.38%	0.36%	1.26%
9/30/16	9.14	0.20	0.51	0.71	(0.20)	(0.11)	(0.31)	9.54	7.92%	105,186	0.38%	0.34%	2.22%
Class A
3/31/21[r]	$ 9.86	$ 0.18	$ 0.70	$ 0.88	$ (0.27)	$ (0.23)	$ (0.50)	$ 10.24	9.00%[b]	$ 62,832	0.65%[a]	0.60%[a]	3.63%[a]
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
9/30/19	10.61	0.21	0.09	0.30	(0.24)	(0.68)	(0.92)	9.99	4.24%	81,959	0.65%	0.59%	2.13%
9/30/18	10.34	0.20	0.37	0.57	(0.28)	(0.02)	(0.30)	10.61	5.56%	91,459	0.64%	0.60%	1.90%
9/30/17	9.54	0.11	0.85	0.96	(0.16)	—	(0.16)	10.34	10.22%	115,392	0.63%	0.61%	1.18%
9/30/16	9.14	0.17	0.51	0.68	(0.17)	(0.11)	(0.28)	9.54	7.59%	138,758	0.63%	0.59%	1.85%
Class R4
3/31/21[r]	$ 9.75	$ 0.18	$ 0.69	$ 0.87	$ (0.28)	$ (0.23)	$ (0.51)	$ 10.11	8.96%[b]	$ 31,914	0.56%[a]	0.50%[a]	3.66%[a]
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
9/30/19	10.53	0.19	0.10	0.29	(0.26)	(0.68)	(0.94)	9.88	4.19%	40,232	0.55%	0.49%	2.02%
9/30/18	10.26	0.18	0.41	0.59	(0.30)	(0.02)	(0.32)	10.53	5.80%	34,455	0.54%	0.50%	1.69%
9/30/17	9.50	0.10	0.85	0.95	(0.19)	—	(0.19)	10.26	10.25%	28,109	0.53%	0.51%	1.06%
9/30/16	9.13	0.03	0.66	0.69	(0.21)	(0.11)	(0.32)	9.50	7.72%	21,403	0.53%	0.49%	0.31%
Class R3
3/31/21[r]	$ 9.74	$ 0.18	$ 0.68	$ 0.86	$ (0.26)	$ (0.23)	$ (0.49)	$ 10.11	8.87%[b]	$ 8,073	0.80%[a]	0.75%[a]	3.61%[a]
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
9/30/19	10.50	0.18	0.09	0.27	(0.23)	(0.68)	(0.91)	9.86	3.95%	9,050	0.80%	0.74%	1.90%
9/30/18	10.24	0.18	0.37	0.55	(0.27)	(0.02)	(0.29)	10.50	5.46%	11,230	0.79%	0.75%	1.73%
9/30/17	9.47	0.07	0.86	0.93	(0.16)	—	(0.16)	10.24	10.04%	12,819	0.78%	0.76%	0.72%
9/30/16	9.12	0.13	0.53	0.66	(0.20)	(0.11)	(0.31)	9.47	7.45%	8,773	0.78%	0.74%	1.38%

The accompanying notes are an integral part of the financial statements.

85

MassMutual Select 60/40 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.50	$ 0.17	$ 1.17	$ 1.34	$ (0.28)	$ (0.15)	$ (0.43)	$ 10.41	14.28%[b]	$ 27,896	0.11%[a]	0.05%[a]	3.43%[a]
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
9/30/19	11.21	0.21	(0.12)aa	0.09	(0.32)	(1.08)	(1.40)	9.90	3.17%	15,679	0.11%	0.04%	2.19%
9/30/18	10.77	0.20	0.75	0.95	(0.40)	(0.11)	(0.51)	11.21	9.07%	8,011	0.10%	0.06%	1.84%
9/30/17	9.55	0.02	1.41	1.43	(0.21)	—	(0.21)	10.77	15.26%	10,236	0.10%	0.09%	0.24%
9/30/16	9.10	0.36	0.47	0.83	(0.20)	(0.18)	(0.38)	9.55	9.39%	110	0.09%	0.04%	3.85%
Class R5
3/31/21[r]	$ 9.50	$ 0.17	$ 1.17	$ 1.34	$ (0.27)	$ (0.15)	$ (0.42)	$ 10.42	14.29%[b]	$ 19,014	0.21%[a]	0.15%[a]	3.29%[a]
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
9/30/19	11.21	0.22	(0.14)aa	0.08	(0.30)	(1.08)	(1.38)	9.91	3.12%	12,028	0.21%	0.14%	2.21%
9/30/18	10.77	0.29	0.65	0.94	(0.39)	(0.11)	(0.50)	11.21	8.96%	13,583	0.20%	0.16%	2.60%
9/30/17	9.55	0.12	1.30	1.42	(0.20)	—	(0.20)	10.77	15.16%	21,697	0.20%	0.17%	1.24%
9/30/16	9.09	0.19	0.64	0.83	(0.19)	(0.18)	(0.37)	9.55	9.43%	22,452	0.19%	0.14%	2.09%
Service Class
3/31/21[r]	$ 9.54	$ 0.16	$ 1.18	$ 1.34	$ (0.26)	$ (0.15)	$ (0.41)	$ 10.47	14.26%[b]	$ 26,187	0.31%[a]	0.25%[a]	3.18%[a]
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%
9/30/19	11.24	0.20	(0.14)aa	0.06	(0.29)	(1.08)	(1.37)	9.93	2.90%	9,014	0.31%	0.24%	2.03%
9/30/18	10.80	0.11	0.82	0.93	(0.38)	(0.11)	(0.49)	11.24	8.81%	8,522	0.30%	0.25%	1.01%
9/30/17	9.55	0.13	1.29	1.42	(0.17)	—	(0.17)	10.80	15.13%	4,209	0.30%	0.27%	1.29%
9/30/16	9.09	0.21	0.60	0.81	(0.17)	(0.18)	(0.35)	9.55	9.18%	7,021	0.29%	0.24%	2.25%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	20%	58%	44%	55%	33%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

86

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 9.53	$ 0.16	$ 1.18	$ 1.34	$ (0.25)	$ (0.15)	$ (0.40)	$ 10.47	14.22%[b]	$ 68,213	0.41%[a]	0.35%[a]	3.19%[a]
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
9/30/19	11.22	0.21	(0.15)aa	0.06	(0.28)	(1.08)	(1.36)	9.92	2.88%	81,829	0.41%	0.34%	2.11%
9/30/18	10.79	0.19	0.72	0.91	(0.37)	(0.11)	(0.48)	11.22	8.62%	93,858	0.40%	0.36%	1.75%
9/30/17	9.55	0.10	1.32	1.42	(0.18)	—	(0.18)	10.79	15.08%	96,560	0.40%	0.37%	1.00%
9/30/16	9.09	0.18	0.62	0.80	(0.16)	(0.18)	(0.34)	9.55	9.14%	98,971	0.39%	0.34%	2.02%
Class A
3/31/21[r]	$ 9.57	$ 0.15	$ 1.17	$ 1.32	$ (0.22)	$ (0.15)	$ (0.37)	$ 10.52	13.96%[b]	$ 55,605	0.66%[a]	0.60%[a]	2.89%[a]
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
9/30/19	11.24	0.19	(0.14)aa	0.05	(0.25)	(1.08)	(1.33)	9.96	2.67%	65,910	0.66%	0.59%	1.90%
9/30/18	10.80	0.17	0.72	0.89	(0.34)	(0.11)	(0.45)	11.24	8.42%	77,780	0.65%	0.61%	1.54%
9/30/17	9.56	0.09	1.30	1.39	(0.15)	—	(0.15)	10.80	14.73%	92,645	0.65%	0.62%	0.86%
9/30/16	9.10	0.15	0.62	0.77	(0.13)	(0.18)	(0.31)	9.56	8.77%	104,156	0.64%	0.59%	1.61%
Class R4
3/31/21[r]	$ 9.43	$ 0.14	$ 1.18	$ 1.32	$ (0.21)	$ (0.15)	$ (0.36)	$ 10.39	14.12%[b]	$ 11,068	0.56%[a]	0.50%[a]	2.84%[a]
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
9/30/19	11.14	0.18	(0.13)aa	0.05	(0.27)	(1.08)	(1.35)	9.84	2.75%	27,212	0.56%	0.49%	1.87%
9/30/18	10.72	0.16	0.73	0.89	(0.36)	(0.11)	(0.47)	11.14	8.47%	24,118	0.55%	0.51%	1.46%
9/30/17	9.51	0.08	1.31	1.39	(0.18)	—	(0.18)	10.72	14.90%	22,154	0.55%	0.52%	0.79%
9/30/16	9.08	0.03	0.76	0.79	(0.18)	(0.18)	(0.36)	9.51	9.00%	16,185	0.54%	0.49%	0.36%
Class R3
3/31/21[r]	$ 9.40	$ 0.13	$ 1.17	$ 1.30	$ (0.21)	$ (0.15)	$ (0.36)	$ 10.34	13.98%[b]	$ 14,576	0.81%[a]	0.75%[a]	2.68%[a]
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
9/30/19	11.10	0.16	(0.13)aa	0.03	(0.25)	(1.08)	(1.33)	9.80	2.45%	16,144	0.81%	0.74%	1.66%
9/30/18	10.69	0.13	0.73	0.86	(0.34)	(0.11)	(0.45)	11.10	8.21%	16,492	0.80%	0.76%	1.16%
9/30/17	9.49	0.05	1.31	1.36	(0.16)	—	(0.16)	10.69	14.54%	13,615	0.80%	0.77%	0.51%
9/30/16	9.07	0.10	0.67	0.77	(0.17)	(0.18)	(0.35)	9.49	8.73%	7,529	0.79%	0.74%	1.13%

The accompanying notes are an integral part of the financial statements.

87

MassMutual Select 80/20 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.28	$ 0.16	$ 1.65	$ 1.81	$ (0.23)	$ (0.34)	$ (0.57)	$ 11.52	17.85%[b]	$ 39,833	0.16%[a]	0.08%[a]	2.81%[a]
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
9/30/19	12.25	0.21	(0.27)	(0.06)	(0.34)	(1.26)	(1.60)	10.59	2.28%	23,314	0.20%	0.07%	2.06%
9/30/18	11.62	0.16	1.01	1.17	(0.43)	(0.11)	(0.54)	12.25	10.36%	17,151	0.21%	0.08%	1.34%
9/30/17	10.08	0.01	1.71	1.72	(0.18)	—	(0.18)	11.62	17.35%	7,411	0.22%	0.12%	0.06%
9/30/16	9.63	0.37	0.55	0.92	(0.18)	(0.29)	(0.47)	10.08	9.87%	129	0.24%	0.07%	3.78%
Class R5
3/31/21[r]	$ 10.29	$ 0.14	$ 1.66	$ 1.80	$ (0.22)	$ (0.34)	$ (0.56)	$ 11.53	17.73%[b]	$ 7,827	0.26%[a]	0.18%[a]	2.61%[a]
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
9/30/19	12.25	0.19	(0.25)	(0.06)	(0.33)	(1.26)	(1.59)	10.60	2.21%	5,024	0.30%	0.17%	1.83%
9/30/18	11.62	0.23	0.93	1.16	(0.42)	(0.11)	(0.53)	12.25	10.26%	5,780	0.31%	0.19%	1.96%
9/30/17	10.08	0.09	1.62	1.71	(0.17)	—	(0.17)	11.62	17.23%	6,432	0.33%	0.21%	0.83%
9/30/16	9.63	0.18	0.73	0.91	(0.17)	(0.29)	(0.46)	10.08	9.76%	4,662	0.34%	0.17%	1.83%
Service Class
3/31/21[r]	$ 10.31	$ 0.14	$ 1.65	$ 1.79	$ (0.21)	$ (0.34)	$ (0.55)	$ 11.55	17.62%[b]	$ 13,814	0.36%[a]	0.28%[a]	2.51%[a]
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%
9/30/19	12.27	0.19	(0.27)	(0.08)	(0.32)	(1.26)	(1.58)	10.61	2.01%	3,115	0.40%	0.27%	1.84%
9/30/18	11.63	0.11	1.05	1.16	(0.41)	(0.11)	(0.52)	12.27	10.22%	2,834	0.41%	0.28%	0.94%
9/30/17	10.09	0.10	1.60	1.70	(0.16)	—	(0.16)	11.63	17.09%	1,604	0.43%	0.30%	0.90%
9/30/16	9.62	0.20	0.71	0.91	(0.15)	(0.29)	(0.44)	10.09	9.68%	1,657	0.44%	0.27%	2.11%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	19%	62%	38%	64%	39%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

88

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 10.29	$ 0.14	$ 1.65	$ 1.79	$ (0.19)	$ (0.34)	$ (0.53)	$ 11.55	17.66%[b]	$ 25,528	0.46%[a]	0.38%[a]	2.51%[a]
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
9/30/19	12.25	0.20	(0.30)	(0.10)	(0.30)	(1.26)	(1.56)	10.59	1.88%	31,091	0.50%	0.37%	1.91%
9/30/18	11.62	0.18	0.96	1.14	(0.40)	(0.11)	(0.51)	12.25	10.05%	36,154	0.51%	0.39%	1.50%
9/30/17	10.07	0.07	1.63	1.70	(0.15)	—	(0.15)	11.62	17.08%	32,761	0.53%	0.40%	0.66%
9/30/16	9.62	0.16	0.73	0.89	(0.15)	(0.29)	(0.44)	10.07	9.49%	30,872	0.54%	0.37%	1.64%
Class A
3/31/21[r]	$ 10.27	$ 0.12	$ 1.65	$ 1.77	$ (0.16)	$ (0.34)	$ (0.50)	$ 11.54	17.48%[b]	$ 29,780	0.71%[a]	0.63%[a]	2.12%[a]
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
9/30/19	12.22	0.18	(0.29)	(0.11)	(0.27)	(1.26)	(1.53)	10.58	1.66%	30,795	0.75%	0.62%	1.69%
9/30/18	11.59	0.17	0.94	1.11	(0.37)	(0.11)	(0.48)	12.22	9.77%	34,466	0.75%	0.64%	1.46%
9/30/17	10.05	0.06	1.60	1.66	(0.12)	—	(0.12)	11.59	16.71%	44,394	0.78%	0.65%	0.56%
9/30/16	9.59	0.12	0.75	0.87	(0.12)	(0.29)	(0.41)	10.05	9.33%	46,706	0.79%	0.62%	1.25%
Class R4
3/31/21[r]	$ 10.14	$ 0.12	$ 1.63	$ 1.75	$ (0.17)	$ (0.34)	$ (0.51)	$ 11.38	17.49%[b]	$ 13,824	0.61%[a]	0.53%[a]	2.23%[a]
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
9/30/19	12.12	0.18	(0.29)	(0.11)	(0.29)	(1.26)	(1.55)	10.46	1.73%	17,701	0.65%	0.52%	1.71%
9/30/18	11.51	0.15	0.96	1.11	(0.39)	(0.11)	(0.50)	12.12	9.86%	16,469	0.66%	0.54%	1.26%
9/30/17	10.00	0.04	1.63	1.67	(0.16)	—	(0.16)	11.51	16.89%	15,136	0.68%	0.56%	0.37%
9/30/16	9.58	0.09	0.79	0.88	(0.17)	(0.29)	(0.46)	10.00	9.39%	6,786	0.69%	0.52%	0.98%
Class R3
3/31/21[r]	$ 10.08	$ 0.12	$ 1.61	$ 1.73	$ (0.16)	$ (0.34)	$ (0.50)	$ 11.31	17.39%[b]	$ 19,612	0.86%[a]	0.78%[a]	2.14%[a]
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
9/30/19	12.08	0.14	(0.26)	(0.12)	(0.26)	(1.26)	(1.52)	10.44	1.58%	9,013	0.90%	0.77%	1.36%
9/30/18	11.47	0.12	0.96	1.08	(0.36)	(0.11)	(0.47)	12.08	9.63%	8,381	0.91%	0.79%	1.04%
9/30/17	9.97	0.02	1.61	1.63	(0.13)	—	(0.13)	11.47	16.53%	7,927	0.93%	0.81%	0.19%
9/30/16	9.57	0.04	0.80	0.84	(0.15)	(0.29)	(0.44)	9.97	9.06%	4,573	0.94%	0.77%	0.44%

The accompanying notes are an integral part of the financial statements.

89

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.02	$ 0.29	$ 0.73	$ 1.02	$ (0.44)	$ (0.30)	$ (0.74)	$ 12.30	8.60%[b]	$ 18,322	0.12%[a]	0.06%[a]	4.74%[a]
9/30/20	11.78	0.29	0.33	0.62	(0.28)	(0.10)	(0.38)	12.02	5.27%	19,693	0.12%	0.06%	2.52%
9/30/19	11.69	0.12	0.52	0.64	(0.40)	(0.15)	(0.55)	11.78	6.08%	16,125	0.22%	0.06%	1.08%
9/30/18	11.55	0.32	0.05	0.37	(0.23)	—	(0.23)	11.69	3.22%	2,436	0.30%	0.07%	2.77%
9/30/17	11.13	0.22	0.47	0.69	(0.27)	—	(0.27)	11.55	6.43%	2,603	0.26%	0.08%	1.95%
9/30/16	10.40	0.17	0.56	0.73	—	—	—	11.13	7.02%	2,467	0.27%	0.06%	1.53%
Class R5
3/31/21[r]	$ 12.05	$ 0.26	$ 0.75	$ 1.01	$ (0.43)	$ (0.30)	$ (0.73)	$ 12.33	8.46%[b]	$ 6,284	0.22%[a]	0.16%[a]	4.22%[a]
9/30/20	11.80	0.37	0.25	0.62	(0.27)	(0.10)	(0.37)	12.05	5.26%	5,758	0.22%	0.16%	3.16%
9/30/19	11.69	0.12	0.51	0.63	(0.37)	(0.15)	(0.52)	11.80	6.02%	8,776	0.32%	0.16%	1.01%
9/30/18	11.56	0.31	0.04	0.35	(0.22)	—	(0.22)	11.69	3.02%	1,270	0.39%	0.17%	2.66%
9/30/17	11.14	0.17	0.51	0.68	(0.26)	—	(0.26)	11.56	6.32%	4,574	0.37%	0.18%	1.49%
9/30/16	10.42	0.08	0.64	0.72	—	—	—	11.14	6.91%	3,494	0.37%	0.16%	0.77%
Service Class
3/31/21[r]	$ 12.06	$ 0.33	$ 0.68	$ 1.01	$ (0.42)	$ (0.30)	$ (0.72)	$ 12.35	8.45%[b]	$ 9,771	0.32%[a]	0.26%[a]	5.36%[a]
9/30/20	11.81	0.28	0.32	0.60	(0.25)	(0.10)	(0.35)	12.06	5.13%	16,755	0.32%	0.26%	2.39%
9/30/19	11.71	0.28	0.34	0.62	(0.37)	(0.15)	(0.52)	11.81	5.89%	15,324	0.42%	0.26%	2.44%
9/30/18	11.57	0.28	0.06	0.34	(0.20)	—	(0.20)	11.71	3.00%	12,630	0.50%	0.27%	2.40%
9/30/17	11.15	0.19	0.48	0.67	(0.25)	—	(0.25)	11.57	6.20%	14,194	0.47%	0.28%	1.67%
9/30/16	10.44	0.27	0.44	0.71	—	—	—	11.15	6.80%	15,440	0.47%	0.26%	2.51%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	16%	74%	39%	80%	47%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

90

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.05	$ 0.25	$ 0.75	$ 1.00	$ (0.40)	$ (0.30)	$ (0.70)	$ 12.35	8.42%[b]	$ 32,661	0.42%[a]	0.36%[a]	4.00%[a]
9/30/20	11.81	0.31	0.27	0.58	(0.24)	(0.10)	(0.34)	12.05	4.95%	30,972	0.42%	0.36%	2.69%
9/30/19	11.71	0.23	0.38	0.61	(0.36)	(0.15)	(0.51)	11.81	5.79%	39,483	0.52%	0.36%	1.97%
9/30/18	11.56	0.27	0.07	0.34	(0.19)	—	(0.19)	11.71	2.97%	22,101	0.60%	0.37%	2.35%
9/30/17	11.14	0.18	0.48	0.66	(0.24)	—	(0.24)	11.56	6.08%	23,318	0.57%	0.38%	1.58%
9/30/16	10.44	0.22	0.48	0.70	—	—	—	11.14	6.70%	28,573	0.57%	0.36%	2.07%
Class A
3/31/21[r]	$ 11.91	$ 0.23	$ 0.75	$ 0.98	$ (0.38)	$ (0.30)	$ (0.68)	$ 12.21	8.30%[b]	$ 75,688	0.67%[a]	0.61%[a]	3.84%[a]
9/30/20	11.68	0.23	0.32	0.55	(0.22)	(0.10)	(0.32)	11.91	4.74%	74,154	0.67%	0.61%	2.02%
9/30/19	11.61	0.17	0.40	0.57	(0.35)	(0.15)	(0.50)	11.68	5.47%	63,336	0.77%	0.61%	1.53%
9/30/18	11.47	0.26	0.04	0.30	(0.16)	—	(0.16)	11.61	2.67%	20,199	0.84%	0.62%	2.29%
9/30/17	11.05	0.14	0.49	0.63	(0.21)	—	(0.21)	11.47	5.88%	20,529	0.82%	0.63%	1.27%
9/30/16	10.39	0.19	0.47	0.66	—	—	—	11.05	6.35%	20,906	0.82%	0.61%	1.74%
Class R4
3/31/21[r]	$ 11.86	$ 0.24	$ 0.74	$ 0.98	$ (0.38)	$ (0.30)	$ (0.68)	$ 12.16	8.35%[b]	$ 11,966	0.57%[a]	0.51%[a]	3.97%[a]
9/30/20	11.62	0.34	0.23	0.57	(0.23)	(0.10)	(0.33)	11.86	4.90%	14,384	0.57%	0.51%	2.93%
9/30/19	11.53	0.06	0.52	0.58	(0.34)	(0.15)	(0.49)	11.62	5.55%	24,032	0.67%	0.51%	0.52%
9/30/18	11.39	0.25	0.06	0.31	(0.17)	—	(0.17)	11.53	2.75%	4,368	0.75%	0.52%	2.22%
9/30/17	10.98	0.18	0.46	0.64	(0.23)	—	(0.23)	11.39	5.99%	4,906	0.71%	0.53%	1.68%
9/30/16	10.31	0.20	0.47	0.67	—	—	—	10.98	6.50%	6,233	0.72%	0.51%	1.91%
Class R3
3/31/21[r]	$ 11.76	$ 0.24	$ 0.71	$ 0.95	$ (0.35)	$ (0.30)	$ (0.65)	$ 12.06	8.18%[b]	$ 25,524	0.82%[a]	0.76%[a]	3.93%[a]
9/30/20	11.52	0.25	0.28	0.53	(0.19)	(0.10)	(0.29)	11.76	4.62%	28,918	0.82%	0.76%	2.23%
9/30/19	11.43	0.10	0.45	0.55	(0.31)	(0.15)	(0.46)	11.52	5.35%	37,510	0.92%	0.76%	0.88%
9/30/18	11.30	0.22	0.06	0.28	(0.15)	—	(0.15)	11.43	2.45%	13,161	1.00%	0.77%	1.92%
9/30/17	10.90	0.13	0.48	0.61	(0.21)	—	(0.21)	11.30	5.73%	13,260	0.97%	0.78%	1.15%
9/30/16	10.26	0.16	0.48	0.64	—	—	—	10.90	6.24%	13,673	0.97%	0.76%	1.50%

The accompanying notes are an integral part of the financial statements.

91

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.46	$ 0.27	$ 0.84	$ 1.11	$ (0.45)	$ (0.25)	$ —	$ (0.70)	$ 12.87	9.07%[b]	$ 53,414	0.08%[a]	0.04%[a]	4.22%[a]
9/30/20	12.53	0.31	0.39	0.70	(0.36)	(0.41)	—	(0.77)	12.46	5.74%	43,646	0.07%	0.04%	2.58%
9/30/19	13.32	0.36	0.20	0.56	(0.39)	(0.96)	—	(1.35)	12.53	5.63%	35,602	0.08%	0.04%	2.95%
9/30/18	13.01	0.32	0.42	0.74	(0.42)	(0.01)	—	(0.43)	13.32	5.77%	19,424	0.06%	0.05%	2.41%
9/30/17	12.01	0.16	1.11	1.27	(0.24)	—	(0.03)	(0.27)	13.01	10.85%	20,595	0.06%	0.05%	1.30%
9/30/16	11.48	0.23	0.73	0.96	(0.26)	(0.17)	—	(0.43)	12.01	8.58%	11,261	0.05%	0.04%	2.02%
Class R5
3/31/21[r]	$ 12.43	$ 0.28	$ 0.82	$ 1.10	$ (0.44)	$ (0.25)	$ —	$ (0.69)	$ 12.84	8.98%[b]	$ 41,181	0.18%[a]	0.14%[a]	4.46%[a]
9/30/20	12.51	0.35	0.33	0.68	(0.35)	(0.41)	—	(0.76)	12.43	5.57%	44,058	0.17%	0.14%	2.91%
9/30/19	13.30	0.30	0.25	0.55	(0.38)	(0.96)	—	(1.34)	12.51	5.56%	60,303	0.18%	0.14%	2.45%
9/30/18	12.99	0.32	0.41	0.73	(0.41)	(0.01)	—	(0.42)	13.30	5.69%	13,848	0.16%	0.15%	2.48%
9/30/17	12.00	0.15	1.10	1.25	(0.23)	—	(0.03)	(0.26)	12.99	10.66%	26,146	0.16%	0.15%	1.22%
9/30/16	11.47	0.13	0.82	0.95	(0.25)	(0.17)	—	(0.42)	12.00	8.49%	18,944	0.15%	0.14%	1.15%
Service Class
3/31/21[r]	$ 12.51	$ 0.29	$ 0.82	$ 1.11	$ (0.43)	$ (0.25)	$ —	$ (0.68)	$ 12.94	8.98%[b]	$ 30,653	0.28%[a]	0.24%[a]	4.45%[a]
9/30/20	12.58	0.28	0.40	0.68	(0.34)	(0.41)	—	(0.75)	12.51	5.49%	35,285	0.27%	0.24%	2.33%
9/30/19	13.34	0.40	0.14	0.54	(0.34)	(0.96)	—	(1.30)	12.58	5.42%	31,848	0.28%	0.24%	3.22%
9/30/18	13.03	0.28	0.43	0.71	(0.39)	(0.01)	—	(0.40)	13.34	5.50%	83,925	0.26%	0.25%	2.14%
9/30/17	12.02	0.18	1.08	1.26	(0.22)	—	(0.03)	(0.25)	13.03	10.66%	117,952	0.26%	0.25%	1.44%
9/30/16	11.49	0.25	0.68	0.93	(0.23)	(0.17)	—	(0.40)	12.02	8.33%	156,529	0.25%	0.24%	2.19%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	20%	69%	46%	62%	33%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

92

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.46	$ 0.27	$ 0.82	$ 1.09	$ (0.41)	$ (0.25)	$ —	$ (0.66)	$ 12.89	8.88%[b]	$ 42,557	0.38%[a]	0.34%[a]	4.17%[a]
9/30/20	12.53	0.35	0.31	0.66	(0.32)	(0.41)	—	(0.73)	12.46	5.40%	46,758	0.37%	0.34%	2.84%
9/30/19	13.30	0.34	0.19	0.53	(0.34)	(0.96)	—	(1.30)	12.53	5.38%	74,837	0.38%	0.34%	2.79%
9/30/18	12.99	0.29	0.40	0.69	(0.37)	(0.01)	—	(0.38)	13.30	5.43%	86,230	0.36%	0.35%	2.24%
9/30/17	11.99	0.16	1.07	1.23	(0.20)	—	(0.03)	(0.23)	12.99	10.50%	103,799	0.36%	0.35%	1.28%
9/30/16	11.47	0.22	0.69	0.91	(0.22)	(0.17)	—	(0.39)	11.99	8.15%	122,809	0.35%	0.34%	1.95%
Class A
3/31/21[r]	$ 12.35	$ 0.25	$ 0.83	$ 1.08	$ (0.39)	$ (0.25)	$ —	$ (0.64)	$ 12.79	8.86%[b]	$ 90,246	0.63%[a]	0.59%[a]	3.88%[a]
9/30/20	12.44	0.24	0.38	0.62	(0.30)	(0.41)	—	(0.71)	12.35	5.10%	88,011	0.62%	0.59%	2.04%
9/30/19	13.22	0.27	0.22	0.49	(0.31)	(0.96)	—	(1.27)	12.44	5.05%	73,800	0.63%	0.59%	2.19%
9/30/18	12.91	0.23	0.43	0.66	(0.34)	(0.01)	—	(0.35)	13.22	5.15%	76,268	0.61%	0.60%	1.72%
9/30/17	11.91	0.14	1.06	1.20	(0.18)	—	(0.02)	(0.20)	12.91	10.27%	67,000	0.61%	0.60%	1.17%
9/30/16	11.39	0.20	0.68	0.88	(0.19)	(0.17)	—	(0.36)	11.91	7.90%	88,095	0.60%	0.59%	1.72%
Class R4
3/31/21[r]	$ 12.17	$ 0.24	$ 0.83	$ 1.07	$ (0.39)	$ (0.25)	$ —	$ (0.64)	$ 12.60	8.91%[b]	$ 25,387	0.53%[a]	0.49%[a]	3.89%[a]
9/30/20	12.26	0.36	0.27	0.63	(0.31)	(0.41)	—	(0.72)	12.17	5.23%	29,367	0.52%	0.49%	2.98%
9/30/19	13.04	0.31	0.19	0.50	(0.32)	(0.96)	—	(1.28)	12.26	5.21%	50,600	0.53%	0.49%	2.60%
9/30/18	12.76	0.24	0.41	0.65	(0.36)	(0.01)	—	(0.37)	13.04	5.18%	57,866	0.51%	0.50%	1.90%
9/30/17	11.78	0.13	1.07	1.20	(0.20)	—	(0.02)	(0.22)	12.76	10.41%	60,476	0.51%	0.50%	1.07%
9/30/16	11.30	0.19	0.68	0.87	(0.22)	(0.17)	—	(0.39)	11.78	7.96%	58,346	0.50%	0.49%	1.65%
Class R3
3/31/21[r]	$ 11.96	$ 0.23	$ 0.80	$ 1.03	$ (0.37)	$ (0.25)	$ —	$ (0.62)	$ 12.37	8.71%[b]	$ 53,594	0.78%[a]	0.74%[a]	3.77%[a]
9/30/20	12.05	0.25	0.34	0.59	(0.27)	(0.41)	—	(0.68)	11.96	4.97%	57,238	0.77%	0.74%	2.14%
9/30/19	12.84	0.28	0.18	0.46	(0.29)	(0.96)	—	(1.25)	12.05	4.93%	66,638	0.78%	0.74%	2.37%
9/30/18	12.56	0.22	0.40	0.62	(0.33)	(0.01)	—	(0.34)	12.84	4.98%	77,690	0.76%	0.75%	1.71%
9/30/17	11.61	0.10	1.04	1.14	(0.17)	—	(0.02)	(0.19)	12.56	10.01%	84,681	0.76%	0.75%	0.84%
9/30/16	11.12	0.15	0.70	0.85	(0.19)	(0.17)	—	(0.36)	11.61	7.87%	88,411	0.75%	0.74%	1.33%

The accompanying notes are an integral part of the financial statements.

93

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.23	$ 0.26	$ 1.23	$ 1.49	$ (0.43)	$ (0.38)	$ (0.81)	$ 12.91	12.36%[b]	$ 54,685	0.09%[a]	0.01%[a]	4.06%[a]
9/30/20	12.50	0.31	0.42	0.73	(0.32)	(0.68)	(1.00)	12.23	6.02%	49,478	0.09%	0.01%	2.59%
9/30/19	13.49	0.33	0.15	0.48	(0.40)	(1.07)	(1.47)	12.50	5.30%	40,806	0.10%	0.01%	2.74%
9/30/18	13.29	0.30	0.63	0.93	(0.49)	(0.24)	(0.73)	13.49	7.15%	21,942	0.09%	0.03%	2.28%
9/30/17	12.07	0.15	1.39	1.54	(0.26)	(0.06)	(0.32)	13.29	13.03%	23,079	0.10%	0.04%	1.22%
9/30/16	11.37	0.22	0.80	1.02	(0.24)	(0.08)	(0.32)	12.07	9.13%	14,968	0.12%	0.01%	1.88%
Class R5
3/31/21[r]	$ 12.35	$ 0.20	$ 1.29	$ 1.49	$ (0.42)	$ (0.38)	$ (0.80)	$ 13.04	12.23%[b]	$ 1,213	0.19%[a]	0.11%[a]	3.03%[a]
9/30/20	12.62	0.28	0.44	0.72	(0.31)	(0.68)	(0.99)	12.35	5.87%	468	0.19%	0.11%	2.32%
9/30/19	13.51	0.07	0.42	0.49	(0.31)	(1.07)	(1.38)	12.62	5.26%	527	0.20%	0.11%	0.61%
9/30/18	13.29	0.23	0.70	0.93	(0.47)	(0.24)	(0.71)	13.51	7.16%	44	0.19%	0.12%	1.72%
9/30/17	12.05	0.21	1.32	1.53	(0.23)	(0.06)	(0.29)	13.29	12.97%	355	0.20%	0.14%	1.66%
9/30/16	11.35	0.38	0.63	1.01	(0.23)	(0.08)	(0.31)	12.05	9.03%	638	0.22%	0.11%	3.36%
Service Class
3/31/21[r]	$ 12.25	$ 0.25	$ 1.23	$ 1.48	$ (0.41)	$ (0.38)	$ (0.79)	$ 12.94	12.20%[b]	$ 9,984	0.29%[a]	0.21%[a]	3.91%[a]
9/30/20	12.52	0.28	0.42	0.70	(0.29)	(0.68)	(0.97)	12.25	5.76%	9,970	0.29%	0.21%	2.37%
9/30/19	13.49	0.39	0.08	0.47	(0.37)	(1.07)	(1.44)	12.52	5.14%	9,278	0.30%	0.21%	3.23%
9/30/18	13.29	0.27	0.63	0.90	(0.46)	(0.24)	(0.70)	13.49	6.94%	19,582	0.29%	0.23%	2.00%
9/30/17	12.06	0.16	1.36	1.52	(0.23)	(0.06)	(0.29)	13.29	12.86%	21,854	0.30%	0.24%	1.31%
9/30/16	11.36	0.22	0.78	1.00	(0.22)	(0.08)	(0.30)	12.06	8.94%	28,337	0.32%	0.21%	1.91%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	22%	73%	47%	67%	42%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

94

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.19	$ 0.25	$ 1.21	$ 1.46	$ (0.39)	$ (0.38)	$ (0.77)	$ 12.88	12.16%[b]	$ 36,821	0.39%[a]	0.31%[a]	3.93%[a]
9/30/20	12.47	0.27	0.42	0.69	(0.29)	(0.68)	(0.97)	12.19	5.64%	39,673	0.39%	0.31%	2.30%
9/30/19	13.44	0.32	0.14	0.46	(0.36)	(1.07)	(1.43)	12.47	5.07%	43,407	0.40%	0.31%	2.61%
9/30/18	13.25	0.26	0.62	0.88	(0.45)	(0.24)	(0.69)	13.44	6.79%	47,433	0.39%	0.33%	1.94%
9/30/17	12.03	0.15	1.35	1.50	(0.22)	(0.06)	(0.28)	13.25	12.78%	46,256	0.40%	0.34%	1.17%
9/30/16	11.33	0.21	0.78	0.99	(0.21)	(0.08)	(0.29)	12.03	8.85%	41,735	0.42%	0.31%	1.85%
Class A
3/31/21[r]	$ 12.05	$ 0.23	$ 1.20	$ 1.43	$ (0.37)	$ (0.38)	$ (0.75)	$ 12.73	12.03%[b]	$ 77,395	0.64%[a]	0.56%[a]	3.61%[a]
9/30/20	12.34	0.22	0.44	0.66	(0.27)	(0.68)	(0.95)	12.05	5.46%	69,042	0.64%	0.56%	1.89%
9/30/19	13.32	0.21	0.21	0.42	(0.33)	(1.07)	(1.40)	12.34	4.74%	53,785	0.65%	0.56%	1.71%
9/30/18	13.13	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.32	6.50%	40,219	0.64%	0.58%	1.54%
9/30/17	11.92	0.14	1.32	1.46	(0.19)	(0.06)	(0.25)	13.13	12.53%	33,364	0.65%	0.59%	1.11%
9/30/16	11.23	0.18	0.76	0.94	(0.17)	(0.08)	(0.25)	11.92	8.50%	37,413	0.67%	0.56%	1.59%
Class R4
3/31/21[r]	$ 12.00	$ 0.23	$ 1.20	$ 1.43	$ (0.37)	$ (0.38)	$ (0.75)	$ 12.68	12.06%[b]	$ 30,741	0.54%[a]	0.46%[a]	3.72%[a]
9/30/20	12.29	0.36	0.30	0.66	(0.27)	(0.68)	(0.95)	12.00	5.49%	30,218	0.54%	0.46%	3.02%
9/30/19	13.27	0.30	0.13	0.43	(0.34)	(1.07)	(1.41)	12.29	4.88%	58,761	0.55%	0.46%	2.50%
9/30/18	13.09	0.22	0.63	0.85	(0.43)	(0.24)	(0.67)	13.27	6.66%	66,329	0.54%	0.48%	1.70%
9/30/17	11.89	0.12	1.35	1.47	(0.21)	(0.06)	(0.27)	13.09	12.59%	60,658	0.55%	0.49%	0.99%
9/30/16	11.22	0.20	0.76	0.96	(0.21)	(0.08)	(0.29)	11.89	8.69%	49,731	0.57%	0.46%	1.76%
Class R3
3/31/21[r]	$ 11.97	$ 0.21	$ 1.20	$ 1.41	$ (0.34)	$ (0.38)	$ (0.72)	$ 12.66	11.93%[b]	$ 63,343	0.79%[a]	0.71%[a]	3.44%[a]
9/30/20	12.25	0.24	0.39	0.63	(0.23)	(0.68)	(0.91)	11.97	5.27%	66,066	0.79%	0.71%	2.02%
9/30/19	13.23	0.26	0.14	0.40	(0.31)	(1.07)	(1.38)	12.25	4.59%	78,974	0.80%	0.71%	2.18%
9/30/18	13.04	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.23	6.47%	87,865	0.79%	0.73%	1.52%
9/30/17	11.85	0.09	1.34	1.43	(0.18)	(0.06)	(0.24)	13.04	12.32%	88,305	0.80%	0.74%	0.76%
9/30/16	11.20	0.14	0.78	0.92	(0.19)	(0.08)	(0.27)	11.85	8.30%	75,449	0.82%	0.71%	1.25%

The accompanying notes are an integral part of the financial statements.

95

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.05	$ 0.23	$ 1.56	$ 1.79	$ (0.36)	$ (0.28)	$ (0.64)	$ 13.20	15.04%[b]	$ 60,755	0.06%[a]	0.04%[a]	3.56%[a]
9/30/20	12.51	0.28	0.45	0.73	(0.30)	(0.89)	(1.19)	12.05	5.91%	50,325	0.06%	0.04%	2.41%
9/30/19	13.91	0.32	0.03	0.35	(0.40)	(1.35)	(1.75)	12.51	4.77%	42,529	0.06%	0.04%	2.64%
9/30/18	13.38	0.29	0.78	1.07	(0.49)	(0.05)	(0.54)	13.91	8.11%	20,448	0.05%	0.04%	2.09%
9/30/17	11.93	0.15	1.56	1.71	(0.26)	—	(0.26)	13.38	14.60%	17,732	0.05%	0.05%[k]	1.23%
9/30/16	11.44	0.22	0.81	1.03	(0.24)	(0.30)	(0.54)	11.93	9.37%	9,404	0.05%	0.04%	1.93%
Class R5
3/31/21[r]	$ 11.99	$ 0.23	$ 1.53	$ 1.76	$ (0.34)	$ (0.28)	$ (0.62)	$ 13.13	14.91%[b]	$ 75,077	0.16%[a]	0.14%[a]	3.63%[a]
9/30/20	12.45	0.29	0.43	0.72	(0.29)	(0.89)	(1.18)	11.99	5.84%	72,808	0.16%	0.14%	2.50%
9/30/19	13.87	0.25	0.08	0.33	(0.40)	(1.35)	(1.75)	12.45	4.56%	88,078	0.16%	0.14%	2.03%
9/30/18	13.35	0.31	0.74	1.05	(0.48)	(0.05)	(0.53)	13.87	7.96%	11,359	0.15%	0.14%	2.26%
9/30/17	11.91	0.14	1.55	1.69	(0.25)	—	(0.25)	13.35	14.44%	35,101	0.15%	0.15%[k]	1.11%
9/30/16	11.42	0.10	0.92	1.02	(0.23)	(0.30)	(0.53)	11.91	9.29%	23,121	0.15%	0.14%	0.93%
Service Class
3/31/21[r]	$ 12.06	$ 0.24	$ 1.54	$ 1.78	$ (0.33)	$ (0.28)	$ (0.61)	$ 13.23	14.98%[b]	$ 45,548	0.26%[a]	0.24%[a]	3.79%[a]
9/30/20	12.52	0.24	0.47	0.71	(0.28)	(0.89)	(1.17)	12.06	5.67%	50,072	0.26%	0.24%	2.00%
9/30/19	13.90	0.36	(0.03)aa	0.33	(0.36)	(1.35)	(1.71)	12.52	4.48%	44,334	0.26%	0.24%	2.88%
9/30/18	13.37	0.25	0.79	1.04	(0.46)	(0.05)	(0.51)	13.90	7.88%	115,828	0.25%	0.24%	1.87%
9/30/17	11.92	0.16	1.52	1.68	(0.23)	—	(0.23)	13.37	14.36%	144,766	0.25%	0.25%[k]	1.28%
9/30/16	11.43	0.25	0.76	1.01	(0.22)	(0.30)	(0.52)	11.92	9.14%	159,589	0.25%	0.24%	2.18%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	20%	70%	39%	63%	35%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

96

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.03	$ 0.22	$ 1.54	$ 1.76	$ (0.32)	$ (0.28)	$ (0.60)	$ 13.19	14.81%[b]	$ 75,700	0.36%[a]	0.34%[a]	3.37%[a]
9/30/20	12.48	0.28	0.42	0.70	(0.26)	(0.89)	(1.15)	12.03	5.66%	70,563	0.36%	0.34%	2.33%
9/30/19	13.88	0.28	0.03	0.31	(0.36)	(1.35)	(1.71)	12.48	4.38%	106,439	0.36%	0.34%	2.33%
9/30/18	13.35	0.24	0.78	1.02	(0.44)	(0.05)	(0.49)	13.88	7.78%	104,308	0.35%	0.34%	1.79%
9/30/17	11.91	0.14	1.52	1.66	(0.22)	—	(0.22)	13.35	14.17%	103,870	0.35%	0.35%[k]	1.15%
9/30/16	11.41	0.22	0.79	1.01	(0.21)	(0.30)	(0.51)	11.91	9.13%	120,154	0.35%	0.34%	1.90%
Class A
3/31/21[r]	$ 11.92	$ 0.20	$ 1.54	$ 1.74	$ (0.30)	$ (0.28)	$ (0.58)	$ 13.08	14.76%[b]	$ 97,559	0.61%[a]	0.59%[a]	3.15%[a]
9/30/20	12.39	0.19	0.47	0.66	(0.24)	(0.89)	(1.13)	11.92	5.34%	92,603	0.61%	0.59%	1.66%
9/30/19	13.78	0.23	0.05	0.28	(0.32)	(1.35)	(1.67)	12.39	4.13%	73,893	0.61%	0.59%	1.92%
9/30/18	13.25	0.20	0.78	0.98	(0.40)	(0.05)	(0.45)	13.78	7.52%	75,440	0.60%	0.59%	1.44%
9/30/17	11.82	0.12	1.50	1.62	(0.19)	—	(0.19)	13.25	13.92%	68,917	0.60%	0.60%[k]	1.01%
9/30/16	11.33	0.18	0.79	0.97	(0.18)	(0.30)	(0.48)	11.82	8.80%	82,599	0.60%	0.59%	1.60%
Class R4
3/31/21[r]	$ 11.82	$ 0.20	$ 1.52	$ 1.72	$ (0.29)	$ (0.28)	$ (0.57)	$ 12.97	14.79%[b]	$ 35,073	0.51%[a]	0.49%[a]	3.13%[a]
9/30/20	12.29	0.29	0.38	0.67	(0.25)	(0.89)	(1.14)	11.82	5.42%	34,745	0.51%	0.49%	2.50%
9/30/19	13.69	0.27	0.02	0.29	(0.34)	(1.35)	(1.69)	12.29	4.23%	57,900	0.51%	0.49%	2.22%
9/30/18	13.18	0.21	0.78	0.99	(0.43)	(0.05)	(0.48)	13.69	7.62%	68,964	0.50%	0.49%	1.57%
9/30/17	11.76	0.12	1.51	1.63	(0.21)	—	(0.21)	13.18	14.09%	64,718	0.50%	0.50%[k]	0.94%
9/30/16	11.30	0.17	0.80	0.97	(0.21)	(0.30)	(0.51)	11.76	8.90%	54,855	0.50%	0.49%	1.55%
Class R3
3/31/21[r]	$ 11.62	$ 0.19	$ 1.49	$ 1.68	$ (0.27)	$ (0.28)	$ (0.55)	$ 12.75	14.65%[b]	$ 87,608	0.76%[a]	0.74%[a]	3.03%[a]
9/30/20	12.09	0.20	0.43	0.63	(0.21)	(0.89)	(1.10)	11.62	5.21%	89,115	0.76%	0.74%	1.78%
9/30/19	13.50	0.25	0.00[d]	0.25	(0.31)	(1.35)	(1.66)	12.09	3.92%	103,094	0.76%	0.74%	2.08%
9/30/18	13.00	0.18	0.77	0.95	(0.40)	(0.05)	(0.45)	13.50	7.38%	118,905	0.75%	0.74%	1.35%
9/30/17	11.61	0.09	1.48	1.57	(0.18)	—	(0.18)	13.00	13.75%	111,137	0.75%	0.75%[k]	0.72%
9/30/16	11.16	0.14	0.79	0.93	(0.18)	(0.30)	(0.48)	11.61	8.59%	101,258	0.75%	0.74%	1.29%

The accompanying notes are an integral part of the financial statements.

97

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.07	$ 0.19	$ 1.94	$ 2.13	$ (0.31)	$ (0.28)	$ (0.59)	$ 13.61	17.86%[b]	$ 50,102	0.11%[a]	0.05%[a]	2.92%[a]
9/30/20	12.73	0.26	0.48	0.74	(0.30)	(1.10)	(1.40)	12.07	5.75%	42,470	0.12%	0.05%	2.23%
9/30/19	14.18	0.32	(0.09)aa	0.23	(0.41)	(1.27)	(1.68)	12.73	3.77%	33,309	0.12%	0.05%	2.56%
9/30/18	13.77	0.25	0.93	1.18	(0.51)	(0.26)	(0.77)	14.18	8.81%	21,586	0.11%	0.07%	1.83%
9/30/17	12.26	0.15	1.69	1.84	(0.24)	(0.09)	(0.33)	13.77	15.44%	15,744	0.13%	0.09%	1.16%
9/30/16	11.49	0.20	0.89	1.09	(0.23)	(0.09)	(0.32)	12.26	9.62%	9,851	0.16%	0.05%	1.68%
Class R5
3/31/21[r]	$ 12.09	$ 0.18	$ 1.94	$ 2.12	$ (0.30)	$ (0.28)	$ (0.58)	$ 13.63	17.74%[b]	$ 3,208	0.21%[a]	0.15%[a]	2.69%[a]
9/30/20	12.75	0.23	0.50	0.73	(0.29)	(1.10)	(1.39)	12.09	5.67%	2,270	0.22%	0.15%	1.91%
9/30/19	14.16	0.05	0.17	0.22	(0.36)	(1.27)	(1.63)	12.75	3.68%	1,801	0.22%	0.15%	0.41%
9/30/18	13.75	0.43	0.73	1.16	(0.49)	(0.26)	(0.75)	14.16	8.68%	132	0.21%	0.18%	3.09%
9/30/17	12.24	0.19	1.63	1.82	(0.22)	(0.09)	(0.31)	13.75	15.31%	1,045	0.23%	0.18%	1.53%
9/30/16	11.48	0.30	0.77	1.07	(0.22)	(0.09)	(0.31)	12.24	9.43%	1,928	0.26%	0.15%	2.57%
Service Class
3/31/21[r]	$ 12.23	$ 0.18	$ 1.95	$ 2.13	$ (0.28)	$ (0.28)	$ (0.56)	$ 13.80	17.65%[b]	$ 9,282	0.31%[a]	0.25%[a]	2.76%[a]
9/30/20	12.87	0.23	0.50	0.73	(0.27)	(1.10)	(1.37)	12.23	5.60%	8,234	0.32%	0.25%	1.89%
9/30/19	14.30	0.33	(0.12)aa	0.21	(0.37)	(1.27)	(1.64)	12.87	3.55%	8,093	0.32%	0.25%	2.62%
9/30/18	13.88	0.25	0.91	1.16	(0.48)	(0.26)	(0.74)	14.30	8.59%	12,908	0.31%	0.27%	1.78%
9/30/17	12.36	0.15	1.68	1.83	(0.22)	(0.09)	(0.31)	13.88	15.15%	17,717	0.33%	0.29%	1.14%
9/30/16	11.59	0.21	0.86	1.07	(0.21)	(0.09)	(0.30)	12.36	9.35%	18,361	0.36%	0.25%	1.75%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	21%	92%	50%	62%	41%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

98

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.16	$ 0.17	$ 1.95	$ 2.12	$ (0.27)	$ (0.28)	$ (0.55)	$ 13.73	17.64%[b]	$ 31,099	0.41%[a]	0.35%[a]	2.59%[a]
9/30/20	12.81	0.22	0.49	0.71	(0.26)	(1.10)	(1.36)	12.16	5.46%	28,848	0.42%	0.35%	1.83%
9/30/19	14.25	0.29	(0.09)aa	0.20	(0.37)	(1.27)	(1.64)	12.81	3.44%	32,361	0.42%	0.35%	2.31%
9/30/18	13.83	0.23	0.92	1.15	(0.47)	(0.26)	(0.73)	14.25	8.53%	33,416	0.41%	0.37%	1.63%
9/30/17	12.32	0.12	1.69	1.81	(0.21)	(0.09)	(0.30)	13.83	15.04%	30,323	0.43%	0.39%	0.97%
9/30/16	11.55	0.19	0.86	1.05	(0.19)	(0.09)	(0.28)	12.32	9.25%	27,200	0.46%	0.35%	1.64%
Class A
3/31/21[r]	$ 12.03	$ 0.15	$ 1.93	$ 2.08	$ (0.25)	$ (0.28)	$ (0.53)	$ 13.58	17.47%[b]	$ 49,385	0.66%[a]	0.60%[a]	2.37%[a]
9/30/20	12.69	0.17	0.51	0.68	(0.24)	(1.10)	(1.34)	12.03	5.26%	42,080	0.67%	0.60%	1.48%
9/30/19	14.12	0.22	(0.05)aa	0.17	(0.33)	(1.27)	(1.60)	12.69	3.21%	34,479	0.67%	0.60%	1.74%
9/30/18	13.70	0.17	0.93	1.10	(0.42)	(0.26)	(0.68)	14.12	8.23%	33,548	0.66%	0.62%	1.25%
9/30/17	12.21	0.11	1.65	1.76	(0.18)	(0.09)	(0.27)	13.70	14.73%	26,817	0.68%	0.64%	0.88%
9/30/16	11.45	0.16	0.85	1.01	(0.16)	(0.09)	(0.25)	12.21	8.95%	31,291	0.71%	0.60%	1.41%
Class R4
3/31/21[r]	$ 11.97	$ 0.16	$ 1.91	$ 2.07	$ (0.24)	$ (0.28)	$ (0.52)	$ 13.52	17.52%[b]	$ 24,662	0.56%[a]	0.50%[a]	2.49%[a]
9/30/20	12.63	0.30	0.38	0.68	(0.24)	(1.10)	(1.34)	11.97	5.30%	24,244	0.57%	0.50%	2.47%
9/30/19	14.06	0.27	(0.09)aa	0.18	(0.34)	(1.27)	(1.61)	12.63	3.37%	49,044	0.57%	0.50%	2.17%
9/30/18	13.67	0.19	0.91	1.10	(0.45)	(0.26)	(0.71)	14.06	8.28%	56,342	0.56%	0.52%	1.40%
9/30/17	12.18	0.10	1.67	1.77	(0.19)	(0.09)	(0.28)	13.67	14.92%	48,392	0.58%	0.54%	0.80%
9/30/16	11.45	0.19	0.83	1.02	(0.20)	(0.09)	(0.29)	12.18	9.04%	37,564	0.61%	0.50%	1.66%
Class R3
3/31/21[r]	$ 11.93	$ 0.15	$ 1.90	$ 2.05	$ (0.22)	$ (0.28)	$ (0.50)	$ 13.48	17.36%[b]	$ 53,614	0.81%[a]	0.75%[a]	2.37%[a]
9/30/20	12.58	0.18	0.48	0.66	(0.21)	(1.10)	(1.31)	11.93	5.12%	54,970	0.82%	0.75%	1.51%
9/30/19	14.02	0.24	(0.10)aa	0.14	(0.31)	(1.27)	(1.58)	12.58	2.99%	61,925	0.82%	0.75%	1.95%
9/30/18	13.62	0.17	0.90	1.07	(0.41)	(0.26)	(0.67)	14.02	8.08%	69,914	0.81%	0.77%	1.26%
9/30/17	12.15	0.07	1.66	1.73	(0.17)	(0.09)	(0.26)	13.62	14.55%	64,790	0.83%	0.79%	0.58%
9/30/16	11.41	0.13	0.87	1.00	(0.17)	(0.09)	(0.26)	12.15	8.85%	57,715	0.86%	0.75%	1.08%

The accompanying notes are an integral part of the financial statements.

99

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.54	$ 0.16	$ 2.13	$ 2.29	$ (0.26)	$ —	$ (0.26)	$ 13.57	19.98%[b]	$ 46,774	0.08%[a]	0.04%[a]	2.55%[a]
9/30/20	12.19	0.23	0.47	0.70	(0.27)	(1.08)	(1.35)	11.54	5.59%	38,583	0.09%	0.04%	2.06%
9/30/19	13.81	0.28	(0.16)aa	0.12	(0.39)	(1.35)	(1.74)	12.19	3.22%	28,872	0.09%	0.04%	2.32%
9/30/18	13.23	0.27	0.92	1.19	(0.49)	(0.12)	(0.61)	13.81	9.19%	12,676	0.08%	0.05%	2.00%
9/30/17	11.65	0.12	1.69	1.81	(0.23)	—	(0.23)	13.23	15.80%	10,771	0.08%	0.07%	0.99%
9/30/16	11.24	0.19	0.84	1.03	(0.23)	(0.39)	(0.62)	11.65	9.52%	4,137	0.08%	0.04%	1.72%
Class R5
3/31/21[r]	$ 11.53	$ 0.16	$ 2.12	$ 2.28	$ (0.25)	$ —	$ (0.25)	$ 13.56	19.89%[b]	$ 57,533	0.18%[a]	0.14%[a]	2.58%[a]
9/30/20	12.18	0.24	0.45	0.69	(0.26)	(1.08)	(1.34)	11.53	5.51%	51,048	0.19%	0.14%	2.15%
9/30/19	13.80	0.22	(0.11)aa	0.11	(0.38)	(1.35)	(1.73)	12.18	3.14%	63,062	0.19%	0.14%	1.84%
9/30/18	13.22	0.26	0.92	1.18	(0.48)	(0.12)	(0.60)	13.80	9.10%	10,301	0.18%	0.15%	1.94%
9/30/17	11.65	0.10	1.69	1.79	(0.22)	—	(0.22)	13.22	15.61%	20,737	0.18%	0.17%	0.78%
9/30/16	11.23	0.08	0.95	1.03	(0.22)	(0.39)	(0.61)	11.65	9.53%	11,346	0.18%	0.14%	0.72%
Service Class
3/31/21[r]	$ 11.58	$ 0.16	$ 2.13	$ 2.29	$ (0.24)	$ —	$ (0.24)	$ 13.63	19.88%[b]	$ 28,063	0.28%[a]	0.24%[a]	2.53%[a]
9/30/20	12.23	0.19	0.48	0.67	(0.24)	(1.08)	(1.32)	11.58	5.32%	25,091	0.29%	0.24%	1.67%
9/30/19	13.81	0.34	(0.23)aa	0.11	(0.34)	(1.35)	(1.69)	12.23	3.08%	22,042	0.29%	0.24%	2.77%
9/30/18	13.23	0.23	0.93	1.16	(0.46)	(0.12)	(0.58)	13.81	8.95%	68,297	0.28%	0.25%	1.71%
9/30/17	11.66	0.14	1.63	1.77	(0.20)	—	(0.20)	13.23	15.45%	81,099	0.28%	0.27%	1.16%
9/30/16	11.24	0.23	0.78	1.01	(0.20)	(0.39)	(0.59)	11.66	9.37%	90,564	0.28%	0.24%	2.06%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	21%	89%	40%	59%	37%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

100

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.51	$ 0.14	$ 2.14	$ 2.28	$ (0.23)	$ —	$ (0.23)	$ 13.56	19.88%[b]	$ 61,106	0.38%[a]	0.34%[a]	2.25%[a]
9/30/20	12.17	0.23	0.42	0.65	(0.23)	(1.08)	(1.31)	11.51	5.18%	52,611	0.39%	0.34%	1.99%
9/30/19	13.77	0.26	(0.16)aa	0.10	(0.35)	(1.35)	(1.70)	12.17	2.99%	75,729	0.39%	0.34%	2.20%
9/30/18	13.19	0.22	0.92	1.14	(0.44)	(0.12)	(0.56)	13.77	8.86%	73,290	0.38%	0.35%	1.66%
9/30/17	11.62	0.12	1.64	1.76	(0.19)	—	(0.19)	13.19	15.39%	73,514	0.38%	0.37%	0.98%
9/30/16	11.21	0.19	0.80	0.99	(0.19)	(0.39)	(0.58)	11.62	9.21%	83,838	0.38%	0.34%	1.74%
Class A
3/31/21[r]	$ 11.41	$ 0.13	$ 2.10	$ 2.23	$ (0.20)	$ —	$ (0.20)	$ 13.44	19.67%[b]	$ 58,012	0.63%[a]	0.59%[a]	2.02%[a]
9/30/20	12.07	0.15	0.48	0.63	(0.21)	(1.08)	(1.29)	11.41	5.03%	49,795	0.64%	0.59%	1.34%
9/30/19	13.66	0.20	(0.14)aa	0.06	(0.30)	(1.35)	(1.65)	12.07	2.68%	42,006	0.64%	0.59%	1.71%
9/30/18	13.09	0.18	0.92	1.10	(0.41)	(0.12)	(0.53)	13.66	8.54%	44,233	0.63%	0.60%	1.34%
9/30/17	11.53	0.11	1.61	1.72	(0.16)	—	(0.16)	13.09	15.16%	41,159	0.63%	0.62%	0.88%
9/30/16	11.12	0.16	0.80	0.96	(0.16)	(0.39)	(0.55)	11.53	8.97%	50,466	0.63%	0.59%	1.44%
Class R4
3/31/21[r]	$ 11.29	$ 0.13	$ 2.09	$ 2.22	$ (0.20)	$ —	$ (0.20)	$ 13.31	19.76%[b]	$ 23,798	0.53%[a]	0.49%[a]	2.09%[a]
9/30/20	11.96	0.24	0.38	0.62	(0.21)	(1.08)	(1.29)	11.29	5.04%	24,740	0.54%	0.49%	2.15%
9/30/19	13.56	0.24	(0.16)aa	0.08	(0.33)	(1.35)	(1.68)	11.96	2.84%	43,641	0.54%	0.49%	2.05%
9/30/18	13.01	0.19	0.91	1.10	(0.43)	(0.12)	(0.55)	13.56	8.63%	46,980	0.53%	0.50%	1.40%
9/30/17	11.47	0.10	1.62	1.72	(0.18)	—	(0.18)	13.01	15.23%	41,195	0.53%	0.52%	0.79%
9/30/16	11.09	0.16	0.81	0.97	(0.20)	(0.39)	(0.59)	11.47	9.06%	36,572	0.53%	0.49%	1.45%
Class R3
3/31/21[r]	$ 11.09	$ 0.12	$ 2.03	$ 2.15	$ (0.18)	$ —	$ (0.18)	$ 13.06	19.51%[b]	$ 55,320	0.78%[a]	0.74%[a]	2.00%[a]
9/30/20	11.75	0.15	0.45	0.60	(0.18)	(1.08)	(1.26)	11.09	4.92%	54,015	0.79%	0.74%	1.34%
9/30/19	13.36	0.21	(0.18)aa	0.03	(0.29)	(1.35)	(1.64)	11.75	2.48%	59,312	0.79%	0.74%	1.85%
9/30/18	12.82	0.16	0.90	1.06	(0.40)	(0.12)	(0.52)	13.36	8.44%	64,385	0.78%	0.75%	1.19%
9/30/17	11.31	0.06	1.61	1.67	(0.16)	—	(0.16)	12.82	14.95%	59,300	0.78%	0.77%	0.51%
9/30/16	10.94	0.11	0.82	0.93	(0.17)	(0.39)	(0.56)	11.31	8.80%	50,774	0.78%	0.74%	1.01%

The accompanying notes are an integral part of the financial statements.

101

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.96	$ 0.15	$ 2.43	$ 2.58	$ (0.24)	$ (0.31)	$ (0.55)	$ 13.99	21.86%[b]	$ 27,554	0.15%[a]	0.02%[a]	2.30%[a]
9/30/20	12.75	0.24	0.48	0.72	(0.29)	(1.22)	(1.51)	11.96	5.41%	21,522	0.18%	0.02%	2.04%
9/30/19	14.41	0.29	(0.18)aa	0.11	(0.39)	(1.38)	(1.77)	12.75	3.08%	19,099	0.18%	0.02%	2.32%
9/30/18	13.88	0.21	1.06	1.27	(0.51)	(0.23)	(0.74)	14.41	9.38%	9,650	0.18%	0.03%	1.51%
9/30/17	12.32	0.13	1.80	1.93	(0.23)	(0.14)	(0.37)	13.88	16.07%	6,210	0.21%	0.06%	0.98%
9/30/16	11.53	0.18	0.93	1.11	(0.22)	(0.10)	(0.32)	12.32	9.79%	3,428	0.27%	0.02%	1.50%
Class R5
3/31/21[r]	$ 11.96	$ 0.15	$ 2.43	$ 2.58	$ (0.23)	$ (0.31)	$ (0.54)	$ 14.00	21.85%[b]	$ 1,156	0.25%[a]	0.12%[a]	2.30%[a]
9/30/20	12.76	0.20	0.50	0.70	(0.28)	(1.22)	(1.50)	11.96	5.25%	935	0.28%	0.12%	1.70%
9/30/19	14.41	0.12	(0.02)aa	0.10	(0.37)	(1.38)	(1.75)	12.76	3.02%	750	0.28%	0.12%	0.92%
9/30/18	13.88	0.33	0.92	1.25	(0.49)	(0.23)	(0.72)	14.41	9.24%	147	0.28%	0.14%	2.33%
9/30/17	12.31	0.17	1.74	1.91	(0.20)	(0.14)	(0.34)	13.88	15.92%	219	0.31%	0.15%	1.34%
9/30/16	11.52	0.34	0.76	1.10	(0.21)	(0.10)	(0.31)	12.31	9.68%	355	0.37%	0.12%	2.93%
Service Class
3/31/21[r]	$ 11.97	$ 0.14	$ 2.43	$ 2.57	$ (0.22)	$ (0.31)	$ (0.53)	$ 14.01	21.70%[b]	$ 4,684	0.35%[a]	0.22%[a]	2.17%[a]
9/30/20	12.75	0.20	0.48	0.68	(0.24)	(1.22)	(1.46)	11.97	5.15%	4,391	0.38%	0.22%	1.69%
9/30/19	14.39	0.32	(0.23)aa	0.09	(0.35)	(1.38)	(1.73)	12.75	2.92%	3,874	0.38%	0.22%	2.58%
9/30/18	13.86	0.23	1.01	1.24	(0.48)	(0.23)	(0.71)	14.39	9.19%	9,964	0.38%	0.24%	1.66%
9/30/17	12.31	0.14	1.75	1.89	(0.20)	(0.14)	(0.34)	13.86	15.77%	10,572	0.41%	0.25%	1.08%
9/30/16	11.52	0.22	0.87	1.09	(0.20)	(0.10)	(0.30)	12.31	9.60%	10,622	0.47%	0.22%	1.84%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	21%	95%	46%	58%	39%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

102

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.90	$ 0.12	$ 2.43	$ 2.55	$ (0.21)	$ (0.31)	$ (0.52)	$ 13.93	21.65%[b]	$ 25,579	0.45%[a]	0.32%[a]	1.86%[a]
9/30/20	12.69	0.19	0.49	0.68	(0.25)	(1.22)	(1.47)	11.90	5.12%	19,671	0.48%	0.32%	1.59%
9/30/19	14.35	0.26	(0.19)aa	0.07	(0.35)	(1.38)	(1.73)	12.69	2.72%	21,597	0.48%	0.32%	2.12%
9/30/18	13.82	0.22	1.01	1.23	(0.47)	(0.23)	(0.70)	14.35	9.12%	18,549	0.48%	0.34%	1.54%
9/30/17	12.28	0.11	1.76	1.87	(0.19)	(0.14)	(0.33)	13.82	15.64%	16,509	0.51%	0.36%	0.86%
9/30/16	11.50	0.17	0.90	1.07	(0.19)	(0.10)	(0.29)	12.28	9.42%	12,831	0.57%	0.32%	1.47%
Class A
3/31/21[r]	$ 11.77	$ 0.12	$ 2.39	$ 2.51	$ (0.19)	$ (0.31)	$ (0.50)	$ 13.78	21.53%[b]	$ 34,497	0.70%[a]	0.57%[a]	1.77%[a]
9/30/20	12.58	0.14	0.49	0.63	(0.22)	(1.22)	(1.44)	11.77	4.79%	28,190	0.73%	0.57%	1.18%
9/30/19	14.22	0.20	(0.15)aa	0.05	(0.31)	(1.38)	(1.69)	12.58	2.54%	19,901	0.73%	0.57%	1.61%
9/30/18	13.70	0.18	0.99	1.17	(0.42)	(0.23)	(0.65)	14.22	8.77%	19,675	0.74%	0.59%	1.25%
9/30/17	12.17	0.10	1.73	1.83	(0.16)	(0.14)	(0.30)	13.70	15.43%	16,011	0.76%	0.60%	0.82%
9/30/16	11.40	0.16	0.87	1.03	(0.16)	(0.10)	(0.26)	12.17	9.11%	17,430	0.82%	0.57%	1.35%
Class R4
3/31/21[r]	$ 11.70	$ 0.12	$ 2.38	$ 2.50	$ (0.19)	$ (0.31)	$ (0.50)	$ 13.70	21.59%[b]	$ 20,130	0.60%[a]	0.47%[a]	1.89%[a]
9/30/20	12.51	0.24	0.40	0.64	(0.23)	(1.22)	(1.45)	11.70	4.89%	18,225	0.63%	0.47%	2.04%
9/30/19	14.15	0.24	(0.18)aa	0.06	(0.32)	(1.38)	(1.70)	12.51	2.68%	29,963	0.63%	0.47%	1.93%
9/30/18	13.65	0.20	0.98	1.18	(0.45)	(0.23)	(0.68)	14.15	8.86%	30,899	0.63%	0.49%	1.42%
9/30/17	12.13	0.09	1.75	1.84	(0.18)	(0.14)	(0.32)	13.65	15.52%	27,976	0.66%	0.51%	0.71%
9/30/16	11.38	0.17	0.87	1.04	(0.19)	(0.10)	(0.29)	12.13	9.27%	22,131	0.72%	0.47%	1.44%
Class R3
3/31/21[r]	$ 11.66	$ 0.10	$ 2.36	$ 2.46	$ (0.15)	$ (0.31)	$ (0.46)	$ 13.66	21.37%[b]	$ 42,446	0.85%[a]	0.72%[a]	1.70%[a]
9/30/20	12.47	0.14	0.47	0.61	(0.20)	(1.22)	(1.42)	11.66	4.62%	42,710	0.88%	0.72%	1.25%
9/30/19	14.11	0.22	(0.19)aa	0.03	(0.29)	(1.38)	(1.67)	12.47	2.41%	46,767	0.88%	0.72%	1.82%
9/30/18	13.61	0.16	0.99	1.15	(0.42)	(0.23)	(0.65)	14.11	8.62%	49,481	0.88%	0.74%	1.19%
9/30/17	12.10	0.06	1.74	1.80	(0.15)	(0.14)	(0.29)	13.61	15.25%	44,618	0.91%	0.76%	0.48%
9/30/16	11.36	0.12	0.88	1.00	(0.16)	(0.10)	(0.26)	12.10	8.96%	36,332	0.97%	0.72%	1.02%

The accompanying notes are an integral part of the financial statements.

103

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 8.31	$ 0.10	$ 1.71	$ 1.81	$ (0.17)	$ (0.03)	$ (0.20)	$ 9.92	21.89%[b]	$ 23,685	0.12%[a]	0.02%[a]	2.25%[a]
9/30/20	8.80	0.16	0.33	0.49	(0.19)	(0.79)	(0.98)	8.31	5.29%	18,528	0.13%	0.02%	2.02%
9/30/19	10.18	0.20	(0.15)aa	0.05	(0.28)	(1.15)	(1.43)	8.80	3.10%	15,050	0.14%	0.02%	2.27%
9/30/18	9.77	0.18	0.77	0.95	(0.36)	(0.18)	(0.54)	10.18	10.02%	5,973	0.14%	0.04%	1.82%
9/30/17	8.52	0.09	1.33	1.42	(0.15)	(0.02)	(0.17)	9.77	17.03%	3,775	0.15%	0.06%	0.96%
9/30/16	8.08	0.13	0.64	0.77	(0.15)	(0.18)	(0.33)	8.52	9.82%	2,211	0.18%	0.02%	1.54%
Class R5
3/31/21[r]	$ 8.29	$ 0.11	$ 1.69	$ 1.80	$ (0.16)	$ (0.03)	$ (0.19)	$ 9.90	21.84%[b]	$ 45,951	0.22%[a]	0.12%[a]	2.39%[a]
9/30/20	8.78	0.16	0.32	0.48	(0.18)	(0.79)	(0.97)	8.29	5.20%	42,985	0.23%	0.12%	1.93%
9/30/19	10.16	0.17	(0.13)aa	0.04	(0.27)	(1.15)	(1.42)	8.78	3.03%	45,022	0.24%	0.12%	1.94%
9/30/18	9.76	0.18	0.75	0.93	(0.35)	(0.18)	(0.53)	10.16	9.83%	5,701	0.24%	0.14%	1.78%
9/30/17	8.51	0.06	1.35	1.41	(0.14)	(0.02)	(0.16)	9.76	16.95%	14,378	0.25%	0.16%	0.72%
9/30/16	8.07	0.04	0.73	0.77	(0.15)	(0.18)	(0.33)	8.51	9.73%	7,907	0.28%	0.12%	0.45%
Service Class
3/31/21[r]	$ 8.34	$ 0.11	$ 1.70	$ 1.81	$ (0.16)	$ (0.03)	$ (0.19)	$ 9.96	21.74%[b]	$ 11,794	0.32%[a]	0.22%[a]	2.28%[a]
9/30/20	8.82	0.13	0.34	0.47	(0.16)	(0.79)	(0.95)	8.34	5.13%	10,119	0.33%	0.22%	1.59%
9/30/19	10.17	0.24	(0.20)aa	0.04	(0.24)	(1.15)	(1.39)	8.82	2.92%	8,399	0.34%	0.22%	2.73%
9/30/18	9.76	0.15	0.78	0.93	(0.34)	(0.18)	(0.52)	10.17	9.81%	41,405	0.34%	0.24%	1.55%
9/30/17	8.51	0.08	1.32	1.40	(0.13)	(0.02)	(0.15)	9.76	16.81%	40,188	0.35%	0.26%	0.94%
9/30/16	8.07	0.15	0.61	0.76	(0.14)	(0.18)	(0.32)	8.51	9.60%	37,620	0.38%	0.22%	1.90%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	21%	92%	40%	65%	43%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

104

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 8.30	$ 0.09	$ 1.70	$ 1.79	$ (0.14)	$ (0.03)	$ (0.17)	$ 9.92	21.70%[b]	$ 43,548	0.42%[a]	0.32%[a]	1.91%[a]
9/30/20	8.79	0.16	0.30	0.46	(0.16)	(0.79)	(0.95)	8.30	4.98%	34,367	0.43%	0.32%	1.97%
9/30/19	10.16	0.18	(0.15)aa	0.03	(0.25)	(1.15)	(1.40)	8.79	2.84%	52,850	0.44%	0.32%	2.06%
9/30/18	9.75	0.15	0.77	0.92	(0.33)	(0.18)	(0.51)	10.16	9.72%	44,569	0.44%	0.34%	1.47%
9/30/17	8.51	0.07	1.32	1.39	(0.13)	(0.02)	(0.15)	9.75	16.60%	37,139	0.45%	0.36%	0.76%
9/30/16	8.06	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	8.51	9.64%	33,053	0.48%	0.32%	1.55%
Class A
3/31/21[r]	$ 8.23	$ 0.08	$ 1.69	$ 1.77	$ (0.13)	$ (0.03)	$ (0.16)	$ 9.84	21.57%[b]	$ 32,074	0.67%[a]	0.57%[a]	1.78%[a]
9/30/20	8.72	0.10	0.34	0.44	(0.14)	(0.79)	(0.93)	8.23	4.81%	26,813	0.68%	0.57%	1.22%
9/30/19	10.08	0.15	(0.14)aa	0.01	(0.22)	(1.15)	(1.37)	8.72	2.54%	21,195	0.69%	0.57%	1.70%
9/30/18	9.68	0.12	0.76	0.88	(0.30)	(0.18)	(0.48)	10.08	9.34%	20,721	0.69%	0.59%	1.25%
9/30/17	8.44	0.06	1.31	1.37	(0.11)	(0.02)	(0.13)	9.68	16.48%	19,612	0.70%	0.61%	0.62%
9/30/16	8.01	0.10	0.62	0.72	(0.11)	(0.18)	(0.29)	8.44	9.18%	20,244	0.73%	0.57%	1.29%
Class R4
3/31/21[r]	$ 8.18	$ 0.08	$ 1.68	$ 1.76	$ (0.13)	$ (0.03)	$ (0.16)	$ 9.78	21.59%[b]	$ 17,019	0.57%[a]	0.47%[a]	1.81%[a]
9/30/20	8.68	0.16	0.28	0.44	(0.15)	(0.79)	(0.94)	8.18	4.78%	15,258	0.58%	0.47%	1.93%
9/30/19	10.05	0.16	(0.15)aa	0.01	(0.23)	(1.15)	(1.38)	8.68	2.66%	23,206	0.59%	0.47%	1.91%
9/30/18	9.65	0.13	0.77	0.90	(0.32)	(0.18)	(0.50)	10.05	9.56%	22,706	0.59%	0.49%	1.37%
9/30/17	8.42	0.06	1.31	1.37	(0.12)	(0.02)	(0.14)	9.65	16.52%	20,958	0.60%	0.51%	0.70%
9/30/16	8.00	0.10	0.63	0.73	(0.13)	(0.18)	(0.31)	8.42	9.32%	19,931	0.63%	0.47%	1.30%
Class R3
3/31/21[r]	$ 8.11	$ 0.08	$ 1.65	$ 1.73	$ (0.11)	$ (0.03)	$ (0.14)	$ 9.70	21.44%[b]	$ 33,550	0.82%[a]	0.72%[a]	1.70%[a]
9/30/20	8.60	0.10	0.32	0.42	(0.12)	(0.79)	(0.91)	8.11	4.59%	32,608	0.83%	0.72%	1.23%
9/30/19	9.96	0.16	(0.16)aa	0.00[d]	(0.21)	(1.15)	(1.36)	8.60	2.44%	34,061	0.84%	0.72%	1.86%
9/30/18	9.57	0.11	0.76	0.87	(0.30)	(0.18)	(0.48)	9.96	9.28%	39,324	0.84%	0.74%	1.13%
9/30/17	8.36	0.03	1.30	1.33	(0.10)	(0.02)	(0.12)	9.57	16.20%	35,264	0.85%	0.76%	0.38%
9/30/16	7.94	0.07	0.64	0.71	(0.11)	(0.18)	(0.29)	8.36	9.12%	28,523	0.88%	0.72%	0.91%

The accompanying notes are an integral part of the financial statements.

105

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.15	$ 0.13	$ 2.04	$ 2.17	$ (0.21)	$ (0.42)	$ (0.63)	$ 11.69	21.79%[b]	$ 12,034	0.33%[a]	0.00%[a]	2.25%[a]
9/30/20	10.73	0.21	0.40	0.61	(0.23)	(0.96)	(1.19)	10.15	5.43%	9,429	0.39%	0.00%	2.09%
9/30/19	12.04	0.24	(0.13)aa	0.11	(0.33)	(1.09)	(1.42)	10.73	3.15%	7,761	0.41%	0.00%	2.31%
9/30/18	11.71	0.19	0.94	1.13	(0.44)	(0.36)	(0.80)	12.04	9.97%	3,804	0.49%	0.02%	1.61%
9/30/17	10.30	0.10	1.62	1.72	(0.17)	(0.14)	(0.31)	11.71	17.23%	2,188	0.65%	0.04%	0.93%
9/30/16	9.59	0.17	0.77	0.94	(0.17)	(0.06)	(0.23)	10.30	9.92%	952	1.16%	0.00%	1.69%
Class R5
3/31/21[r]	$ 10.15	$ 0.10	$ 2.07	$ 2.17	$ (0.20)	$ (0.42)	$ (0.62)	$ 11.70	21.79%[b]	$ 1,338	0.43%[a]	0.10%[a]	1.83%[a]
9/30/20	10.73	0.17	0.43	0.60	(0.22)	(0.96)	(1.18)	10.15	5.34%	643	0.49%	0.10%	1.72%
9/30/19	12.04	0.17	(0.08)aa	0.09	(0.31)	(1.09)	(1.40)	10.73	3.02%	534	0.51%	0.10%	1.61%
9/30/18	11.71	0.15	0.96	1.11	(0.42)	(0.36)	(0.78)	12.04	9.84%	231	0.59%	0.11%	1.24%
9/30/17	10.29	0.13	1.59	1.72	(0.16)	(0.14)	(0.30)	11.71	17.14%	139	0.77%	0.13%	1.19%
9/30/16	9.60	0.24	0.68	0.92	(0.17)	(0.06)	(0.23)	10.29	9.69%	174	1.26%	0.10%	2.48%
Service Class
3/31/21[r]	$ 10.18	$ 0.12	$ 2.06	$ 2.18	$ (0.19)	$ (0.42)	$ (0.61)	$ 11.75	21.81%[b]	$ 2,965	0.53%[a]	0.20%[a]	2.18%[a]
9/30/20	10.75	0.18	0.40	0.58	(0.19)	(0.96)	(1.15)	10.18	5.15%	2,498	0.59%	0.20%	1.77%
9/30/19	12.05	0.28	(0.19)aa	0.09	(0.30)	(1.09)	(1.39)	10.75	2.99%	2,291	0.61%	0.20%	2.63%
9/30/18	11.72	0.18	0.93	1.11	(0.42)	(0.36)	(0.78)	12.05	9.78%	5,512	0.69%	0.22%	1.55%
9/30/17	10.32	0.10	1.60	1.70	(0.16)	(0.14)	(0.30)	11.72	16.92%	4,159	0.86%	0.23%	0.88%
9/30/16	9.62	0.15	0.77	0.92	(0.16)	(0.06)	(0.22)	10.32	9.69%	2,737	1.36%	0.20%	1.54%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	21%	89%	50%	62%	47%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

106

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 10.11	$ 0.10	$ 2.05	$ 2.15	$ (0.18)	$ (0.42)	$ (0.60)	$ 11.66	21.66%[b]	$ 9,771	0.63%[a]	0.30%[a]	1.82%[a]
9/30/20	10.69	0.16	0.42	0.58	(0.20)	(0.96)	(1.16)	10.11	5.13%	7,482	0.69%	0.30%	1.61%
9/30/19	12.00	0.21	(0.14)aa	0.07	(0.29)	(1.09)	(1.38)	10.69	2.79%	8,364	0.71%	0.30%	1.98%
9/30/18	11.67	0.18	0.92	1.10	(0.41)	(0.36)	(0.77)	12.00	9.73%	6,286	0.79%	0.32%	1.52%
9/30/17	10.28	0.08	1.60	1.68	(0.15)	(0.14)	(0.29)	11.67	16.83%	5,022	0.95%	0.34%	0.71%
9/30/16	9.58	0.14	0.77	0.91	(0.15)	(0.06)	(0.21)	10.28	9.64%	2,512	1.46%	0.30%	1.43%
Class A
3/31/21[r]	$ 10.08	$ 0.10	$ 2.03	$ 2.13	$ (0.16)	$ (0.42)	$ (0.58)	$ 11.63	21.53%[b]	$ 13,071	0.88%[a]	0.55%[a]	1.76%[a]
9/30/20	10.67	0.13	0.42	0.55	(0.18)	(0.96)	(1.14)	10.08	4.83%	10,137	0.94%	0.55%	1.29%
9/30/19	11.97	0.16	(0.11)aa	0.05	(0.26)	(1.09)	(1.35)	10.67	2.55%	7,587	0.96%	0.55%	1.57%
9/30/18	11.64	0.12	0.94	1.06	(0.37)	(0.36)	(0.73)	11.97	9.41%	7,070	1.04%	0.57%	1.02%
9/30/17	10.25	0.08	1.58	1.66	(0.13)	(0.14)	(0.27)	11.64	16.58%	4,975	1.22%	0.58%	0.77%
9/30/16	9.56	0.13	0.75	0.88	(0.13)	(0.06)	(0.19)	10.25	9.32%	4,294	1.71%	0.55%	1.36%
Class R4
3/31/21[r]	$ 10.04	$ 0.11	$ 2.02	$ 2.13	$ (0.16)	$ (0.42)	$ (0.58)	$ 11.59	21.61%[b]	$ 8,022	0.78%[a]	0.45%[a]	1.92%[a]
9/30/20	10.64	0.22	0.33	0.55	(0.19)	(0.96)	(1.15)	10.04	4.85%	6,887	0.84%	0.45%	2.20%
9/30/19	11.94	0.21	(0.14)aa	0.07	(0.28)	(1.09)	(1.37)	10.64	2.75%	12,251	0.86%	0.45%	2.02%
9/30/18	11.62	0.14	0.93	1.07	(0.39)	(0.36)	(0.75)	11.94	9.50%	11,111	0.94%	0.47%	1.19%
9/30/17	10.24	0.06	1.60	1.66	(0.14)	(0.14)	(0.28)	11.62	16.66%	7,998	1.10%	0.49%	0.54%
9/30/16	9.55	0.13	0.77	0.90	(0.15)	(0.06)	(0.21)	10.24	9.50%	4,650	1.61%	0.45%	1.34%
Class R3
3/31/21[r]	$ 9.99	$ 0.10	$ 2.00	$ 2.10	$ (0.14)	$ (0.42)	$ (0.56)	$ 11.53	21.39%[b]	$ 24,284	1.03%[a]	0.70%[a]	1.77%[a]
9/30/20	10.58	0.11	0.42	0.53	(0.16)	(0.96)	(1.12)	9.99	4.69%	24,149	1.09%	0.70%	1.17%
9/30/19	11.88	0.19	(0.15)aa	0.04	(0.25)	(1.09)	(1.34)	10.58	2.44%	22,185	1.11%	0.70%	1.79%
9/30/18	11.57	0.13	0.90	1.03	(0.36)	(0.36)	(0.72)	11.88	9.22%	21,236	1.19%	0.72%	1.10%
9/30/17	10.20	0.04	1.59	1.63	(0.12)	(0.14)	(0.26)	11.57	16.41%	16,657	1.36%	0.73%	0.41%
9/30/16	9.53	0.08	0.78	0.86	(0.13)	(0.06)	(0.19)	10.20	9.14%	12,090	1.86%	0.70%	0.82%

The accompanying notes are an integral part of the financial statements.

107

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.91	$ 0.13	$ 1.99	$ 2.12	$ (0.20)	$ (0.42)	$ (0.62)	$ 11.41	21.81%[b]	$ 13,102	1.06%[a]	0.00%[a]	2.33%[a]
9/30/20	10.53	0.20	0.39	0.59	(0.23)	(0.98)	(1.21)	9.91	5.39%	10,758	1.32%	0.00%	2.06%
9/30/19	11.92	0.28	(0.19)	0.09	(0.32)	(1.16)	(1.48)	10.53	3.15%	10,904	1.57%	0.00%	2.70%
9/30/18	11.40	0.22	0.89	1.11	(0.39)	(0.20)	(0.59)	11.92	10.03%	11,994	1.68%	0.02%	1.90%
9/30/17	10.17	0.12	1.54	1.66	(0.18)	(0.25)	(0.43)	11.40	17.02%	11,238	2.19%	0.04%	1.13%
9/30/16[g]	10.00	0.18	0.14	0.32	(0.15)	—	(0.15)	10.17	3.28%[b]	9,709	2.66%[a]	0.00%[a]	2.18%[a]
Class R5
3/31/21[r]	$ 9.89	$ 0.12	$ 1.98	$ 2.10	$ (0.19)	$ (0.42)	$ (0.61)	$ 11.38	21.64%[b]	$ 1,117	1.16%[a]	0.10%[a]	2.18%[a]
9/30/20	10.51	0.25	0.33	0.58	(0.22)	(0.98)	(1.20)	9.89	5.33%	764	1.42%	0.10%	2.51%
9/30/19	11.91	0.10	(0.03)	0.07	(0.31)	(1.16)	(1.47)	10.51	2.96%	1,257	1.67%	0.10%	1.01%
9/30/18	11.39	0.13	0.97	1.10	(0.38)	(0.20)	(0.58)	11.91	9.94%	319	1.78%	0.11%	1.09%
9/30/17	10.16	0.10	1.55	1.65	(0.17)	(0.25)	(0.42)	11.39	16.92%	143	2.27%	0.14%	0.92%
9/30/16[g]	10.00	0.17	0.14	0.31	(0.15)	—	(0.15)	10.16	3.17%[b]	103	2.76%[a]	0.10%[a]	2.08%[a]
Service Class
3/31/21[r]	$ 9.87	$ 0.11	$ 1.98	$ 2.09	$ (0.18)	$ (0.42)	$ (0.60)	$ 11.36	21.62%[b]	$ 1,628	1.27%[a]	0.22%[a]	2.13%[a]
9/30/20	10.49	0.12	0.45	0.57	(0.21)	(0.98)	(1.19)	9.87	5.23%	1,453	1.52%	0.20%	1.20%
9/30/19	11.90	0.32	(0.27)	0.05	(0.30)	(1.16)	(1.46)	10.49	2.79%	529	1.77%	0.20%	3.10%
9/30/18	11.38	0.12	0.98	1.10	(0.38)	(0.20)	(0.58)	11.90	9.88%	668	1.88%	0.21%	1.01%
9/30/17	10.16	0.08	1.56	1.64	(0.17)	(0.25)	(0.42)	11.38	16.76%	275	2.36%	0.24%	0.77%
9/30/16[g]	10.00	0.16	0.15	0.31	(0.15)	—	(0.15)	10.16	3.16%[b]	114	2.86%[a]	0.20%[a]	1.97%[a]

	Six months ended	Year ended September 30				Period ended
	March 31, 2021[b,r]	2020	2019	2018	2017	September 30, 2016[b]
Portfolio turnover rate	24%	77%	51%	58%	29%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 23, 2015 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

108

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 9.85	$ 0.10	$ 1.99	$ 2.09	$ (0.17)	$ (0.42)	$ (0.59)	$ 11.35	21.65%[b]	$ 1,529	1.37%[a]	0.37%[a]	1.91%[a]
9/30/20	10.48	0.12	0.43	0.55	(0.20)	(0.98)	(1.18)	9.85	5.07%	1,304	1.62%	0.30%	1.29%
9/30/19	11.87	0.20	(0.15)	0.05	(0.28)	(1.16)	(1.44)	10.48	2.81%	665	1.87%	0.30%	1.97%
9/30/18	11.36	0.17	0.91	1.08	(0.37)	(0.20)	(0.57)	11.87	9.71%	448	1.98%	0.32%	1.47%
9/30/17	10.15	0.04	1.59	1.63	(0.17)	(0.25)	(0.42)	11.36	16.67%	349	2.41%	0.34%	0.34%
9/30/16[g]	10.00	0.15	0.15	0.30	(0.15)	—	(0.15)	10.15	3.04%[b]	115	2.96%[a]	0.30%[a]	1.87%[a]
Class A
3/31/21[r]	$ 9.83	$ 0.09	$ 1.97	$ 2.06	$ (0.16)	$ (0.42)	$ (0.58)	$ 11.31	21.37%[b]	$ 1,653	1.61%[a]	0.62%[a]	1.72%[a]
9/30/20	10.46	0.07	0.46	0.53	(0.18)	(0.98)	(1.16)	9.83	4.89%	1,190	1.87%	0.55%	0.74%
9/30/19	11.86	0.19	(0.17)	0.02	(0.26)	(1.16)	(1.42)	10.46	2.50%	437	2.12%	0.55%	1.84%
9/30/18	11.35	0.10	0.95	1.05	(0.34)	(0.20)	(0.54)	11.86	9.47%	304	2.23%	0.56%	0.89%
9/30/17	10.13	0.06	1.54	1.60	(0.13)	(0.25)	(0.38)	11.35	16.40%	155	2.73%	0.59%	0.53%
9/30/16[g]	10.00	0.13	0.14	0.27	(0.14)	—	(0.14)	10.13	2.81%[b]	114	3.21%[a]	0.55%[a]	1.58%[a]
Class R4
3/31/21[r]	$ 9.85	$ 0.10	$ 1.99	$ 2.09	$ (0.17)	$ (0.42)	$ (0.59)	$ 11.35	21.58%[b]	$ 893	1.51%[a]	0.45%[a]	1.90%[a]
9/30/20	10.47	0.12	0.42	0.54	(0.18)	(0.98)	(1.16)	9.85	4.97%	769	1.77%	0.45%	1.26%
9/30/19	11.87	0.14	(0.11)	0.03	(0.27)	(1.16)	(1.43)	10.47	2.60%	374	2.02%	0.45%	1.36%
9/30/18	11.36	0.14	0.92	1.06	(0.35)	(0.20)	(0.55)	11.87	9.58%	255	2.13%	0.47%	1.24%
9/30/17	10.14	0.06	1.55	1.61	(0.14)	(0.25)	(0.39)	11.36	16.47%	162	2.62%	0.49%	0.55%
9/30/16[g]	10.00	0.14	0.14	0.28	(0.14)	—	(0.14)	10.14	2.93%[b]	103	3.11%[a]	0.45%[a]	1.73%[a]
Class R3
3/31/21[r]	$ 9.80	$ 0.10	$ 1.96	$ 2.06	$ (0.14)	$ (0.42)	$ (0.56)	$ 11.30	21.41%[b]	$ 1,428	1.77%[a]	0.70%[a]	1.91%[a]
9/30/20	10.41	0.08	0.43	0.51	(0.14)	(0.98)	(1.12)	9.80	4.66%	1,885	2.02%	0.70%	0.89%
9/30/19	11.80	0.14	(0.12)	0.02	(0.25)	(1.16)	(1.41)	10.41	2.49%	1,096	2.27%	0.70%	1.38%
9/30/18	11.32	0.08	0.94	1.02	(0.34)	(0.20)	(0.54)	11.80	9.20%	800	2.38%	0.72%	0.73%
9/30/17	10.12	0.02	1.57	1.59	(0.14)	(0.25)	(0.39)	11.32	16.25%	322	2.83%	0.74%	0.15%
9/30/16[g]	10.00	0.12	0.14	0.26	(0.14)	—	(0.14)	10.12	2.70%[b]	120	3.36%[a]	0.70%[a]	1.48%[a]

The accompanying notes are an integral part of the financial statements.

109

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.19	$ 0.25	$ 1.34	$ 1.59	$ (0.36)	$ (0.36)	$ (0.72)	$ 17.06	9.94%[b]	$ 21,091	0.40%[a]	0.27%[a]	2.98%[a]
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
9/30/19	15.22	0.29	0.44	0.73	(0.36)	(0.13)	(0.49)	15.46	5.24%	14,363	0.27%	0.01%	1.94%
9/30/18[g]	15.00	0.02	0.20	0.22	—	—	—	15.22	1.47%[b]	5,429	0.41%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/21[r]	$ 16.20	$ 0.24	$ 1.35	$ 1.59	$ (0.34)	$ (0.36)	$ (0.70)	$ 17.09	9.90%[b]	$ 145,798	0.55%[a]	0.42%[a]	2.82%[a]
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
9/30/19	15.21	0.08	0.64	0.72	(0.32)	(0.13)	(0.45)	15.48	5.11%	118,872	0.42%	0.16%	0.53%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	9,189	0.56%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/21[r]	$ 16.13	$ 0.23	$ 1.34	$ 1.57	$ (0.30)	$ (0.36)	$ (0.66)	$ 17.04	9.80%[b]	$ 20,031	0.80%[a]	0.67%[a]	2.72%[a]
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
9/30/19	15.18	0.27	0.41	0.68	(0.31)	(0.13)	(0.44)	15.42	4.85%	17,961	0.67%	0.40%	1.79%
9/30/18[g]	15.00	(0.02)	0.20	0.18	—	—	—	15.18	1.20%[b]	14,251	0.81%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/21[r]	$ 16.11	$ 0.18	$ 1.36	$ 1.54	$ (0.24)	$ (0.36)	$ (0.60)	$ 17.05	9.62%[b]	$ 6,174	1.05%[a]	0.92%[a]	2.11%[a]
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%
9/30/19	15.16	0.25	0.39	0.64	(0.28)	(0.13)	(0.41)	15.39	4.61%	7,417	0.92%	0.66%	1.68%
9/30/18[g]	15.00	(0.04)	0.20	0.16	—	—	—	15.16	1.07%[b]	6,340	1.06%[a]	0.65%[a]	(0.41%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	19%	50%	19%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

110

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.24	$ 0.27	$ 1.24	$ 1.51	$ (0.38)	$ (0.48)	$ (0.86)	$ 16.89	9.40%[b]	$ 21,725	0.42%[a]	0.28%[a]	3.17%[a]
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
9/30/19	15.19	0.21	0.66	0.87	(0.29)	(0.03)	(0.32)	15.74	5.96%	13,386	0.87%	0.02%	1.40%
9/30/18[g]	15.00	0.04	0.15	0.19	—	—	—	15.19	1.27%[b]	4,932	2.26%[a]	0.00%[a]	0.38%[a]
Class M5
3/31/21[r]	$ 16.20	$ 0.24	$ 1.25	$ 1.49	$ (0.35)	$ (0.48)	$ (0.83)	$ 16.86	9.31%[b]	$ 8,626	0.57%[a]	0.43%[a]	2.86%[a]
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
9/30/19	15.17	0.34	0.50	0.84	(0.27)	(0.03)	(0.30)	15.71	5.80%	8,422	1.03%	0.16%	2.26%
9/30/18[g]	15.00	0.02	0.15	0.17	—	—	—	15.17	1.13%[b]	7,754	2.41%[a]	0.15%[a]	0.21%[a]
Class M4
3/31/21[r]	$ 16.17	$ 0.23	$ 1.24	$ 1.47	$ (0.30)	$ (0.48)	$ (0.78)	$ 16.86	9.18%[b]	$ 3,178	0.82%[a]	0.68%[a]	2.77%[a]
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
9/30/19	15.15	0.25	0.56	0.81	(0.24)	(0.03)	(0.27)	15.69	5.53%	3,138	1.28%	0.41%	1.64%
9/30/18[g]	15.00	(0.00)[d]	0.15	0.15	—	—	—	15.15	1.00%[b]	2,059	2.66%[a]	0.40%[a]	(0.05%)[a]
Class M3
3/31/21[r]	$ 16.11	$ 0.21	$ 1.23	$ 1.44	$ (0.26)	$ (0.48)	$ (0.74)	$ 16.81	9.01%[b]	$ 1,302	1.07%[a]	0.93%[a]	2.51%[a]
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%
9/30/19	15.12	0.22	0.55	0.77	(0.22)	(0.03)	(0.25)	15.64	5.28%	1,539	1.53%	0.66%	1.45%
9/30/18[g]	15.00	(0.03)	0.15	0.12	—	—	—	15.12	0.80%[b]	895	2.91%[a]	0.65%[a]	(0.30%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	29%	59%	41%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

111

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.05	$ 0.26	$ 1.39	$ 1.65	$ (0.37)	$ (0.37)	$ (0.74)	$ 16.96	10.38%[b]	$ 79,620	0.42%[a]	0.28%[a]	3.11%[a]
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
9/30/19	15.20	0.34	0.50	0.84	(0.37)	(0.01)	(0.38)	15.66	5.84%	65,842	0.16%	0.01%	2.26%
9/30/18[g]	15.00	0.02	0.18	0.20	—	—	—	15.20	1.33%[b]	19,842	0.26%[a]	0.00%[a]	0.33%[a]
Class M5
3/31/21[r]	$ 16.03	$ 0.22	$ 1.42	$ 1.64	$ (0.34)	$ (0.37)	$ (0.71)	$ 16.96	10.34%[b]	$ 33,781	0.57%[a]	0.43%[a]	2.62%[a]
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
9/30/19	15.19	0.36	0.46	0.82	(0.35)	(0.01)	(0.36)	15.65	5.70%	30,690	0.31%	0.16%	2.43%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	32,952	0.41%[a]	0.15%[a]	0.16%[a]
Class M4
3/31/21[r]	$ 15.99	$ 0.24	$ 1.38	$ 1.62	$ (0.31)	$ (0.37)	$ (0.68)	$ 16.93	10.25%[b]	$ 27,170	0.82%[a]	0.68%[a]	2.92%[a]
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
9/30/19	15.17	0.31	0.46	0.77	(0.32)	(0.01)	(0.33)	15.61	5.37%	23,473	0.56%	0.41%	2.06%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	20,459	0.66%[a]	0.40%[a]	(0.08%)[a]
Class M3
3/31/21[r]	$ 15.99	$ 0.20	$ 1.38	$ 1.58	$ (0.25)	$ (0.37)	$ (0.62)	$ 16.95	10.01%[b]	$ 14,708	1.07%[a]	0.93%[a]	2.35%[a]
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%
9/30/19	15.14	0.26	0.48	0.74	(0.28)	(0.01)	(0.29)	15.59	5.15%	13,737	0.81%	0.66%	1.74%
9/30/18[g]	15.00	(0.04)	0.18	0.14	—	—	—	15.14	0.93%[b]	15,085	0.91%[a]	0.65%[a]	(0.33%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	20%	53%	27%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

112

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.17	$ 0.24	$ 1.60	$ 1.84	$ (0.35)	$ (0.41)	$ (0.76)	$ 17.25	11.60%[b]	$ 85,288	0.45%[a]	0.33%[a]	2.80%[a]
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
9/30/19	15.21	0.30	0.49	0.79	(0.34)	(0.02)	(0.36)	15.64	5.52%	56,389	0.17%	0.01%	1.99%
9/30/18[g]	15.00	0.02	0.19	0.21	—	—	—	15.21	1.40%[b]	27,304	0.34%[a]	0.00%[a]	0.29%[a]
Class M5
3/31/21[r]	$ 16.14	$ 0.22	$ 1.61	$ 1.83	$ (0.32)	$ (0.41)	$ (0.73)	$ 17.24	11.52%[b]	$ 62,255	0.60%[a]	0.48%[a]	2.64%[a]
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
9/30/19	15.19	0.32	0.46	0.78	(0.33)	(0.02)	(0.35)	15.62	5.44%	52,284	0.32%	0.16%	2.14%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	53,386	0.49%[a]	0.15%[a]	0.14%[a]
Class M4
3/31/21[r]	$ 16.12	$ 0.21	$ 1.60	$ 1.81	$ (0.28)	$ (0.41)	$ (0.69)	$ 17.24	11.35%[b]	$ 12,616	0.85%[a]	0.73%[a]	2.47%[a]
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
9/30/19	15.17	0.23	0.51	0.74	(0.29)	(0.02)	(0.31)	15.60	5.15%	13,738	0.57%	0.41%	1.52%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	11,781	0.74%[a]	0.40%[a]	(0.12%)[a]
Class M3
3/31/21[r]	$ 16.08	$ 0.18	$ 1.61	$ 1.79	$ (0.24)	$ (0.41)	$ (0.65)	$ 17.22	11.26%[b]	$ 6,683	1.10%[a]	0.98%[a]	2.10%[a]
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%
9/30/19	15.15	0.28	0.41	0.69	(0.26)	(0.02)	(0.28)	15.56	4.84%	8,621	0.82%	0.66%	1.89%
9/30/18[g]	15.00	(0.04)	0.19	0.15	—	—	—	15.15	1.00%[b]	7,694	0.99%[a]	0.65%[a]	(0.37%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	18%	57%	32%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

113

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.22	$ 0.22	$ 1.86	$ 2.08	$ (0.34)	$ (0.41)	$ (0.75)	$ 17.55	12.98%[b]	$ 310,237	0.47%[a]	0.36%[a]	2.62%[a]
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
9/30/19	15.23	0.27	0.47	0.74	(0.33)	(0.01)	(0.34)	15.63	5.20%	219,375	0.05%	0.02%	1.81%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	110,027	0.05%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/21[r]	$ 16.20	$ 0.20	$ 1.86	$ 2.06	$ (0.31)	$ (0.41)	$ (0.72)	$ 17.54	12.88%[b]	$ 294,500	0.62%[a]	0.51%[a]	2.36%[a]
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
9/30/19	15.21	0.29	0.43	0.72	(0.31)	(0.01)	(0.32)	15.61	5.07%	251,317	0.20%	0.17%	1.93%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	243,194	0.20%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/21[r]	$ 16.17	$ 0.21	$ 1.82	$ 2.03	$ (0.28)	$ (0.41)	$ (0.69)	$ 17.51	12.68%[b]	$ 147,294	0.87%[a]	0.76%[a]	2.49%[a]
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
9/30/19	15.19	0.26	0.42	0.68	(0.28)	(0.01)	(0.29)	15.58	4.79%	147,162	0.45%	0.42%	1.77%
9/30/18[g]	15.00	(0.01)	0.20	0.19	—	—	—	15.19	1.27%[b]	136,540	0.45%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/21[r]	$ 16.16	$ 0.16	$ 1.84	$ 2.00	$ (0.21)	$ (0.41)	$ (0.62)	$ 17.54	12.53%[b]	$ 62,241	1.12%[a]	1.01%[a]	1.89%[a]
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%
9/30/19	15.17	0.21	0.43	0.64	(0.24)	(0.01)	(0.25)	15.56	4.49%	74,882	0.70%	0.67%	1.39%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	76,167	0.70%[a]	0.65%[a]	(0.41%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	25%	53%	19%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

114

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.46	$ 0.21	$ 2.22	$ 2.43	$ (0.33)	$ (0.36)	$ (0.69)	$ 18.20	14.91%[b]	$ 371,700	0.51%[a]	0.40%[a]	2.44%[a]
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
9/30/19	15.23	0.22	0.47	0.69	(0.29)	(0.01)	(0.30)	15.62	4.91%	202,728	0.06%	0.02%	1.43%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	81,689	0.09%[a]	0.00%[a]	0.20%[a]
Class M5
3/31/21[r]	$ 16.43	$ 0.20	$ 2.21	$ 2.41	$ (0.30)	$ (0.36)	$ (0.66)	$ 18.18	14.84%[b]	$ 190,879	0.66%[a]	0.55%[a]	2.26%[a]
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
9/30/19	15.22	0.26	0.41	0.67	(0.28)	(0.01)	(0.29)	15.60	4.72%	154,071	0.21%	0.16%	1.73%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	147,045	0.24%[a]	0.15%[a]	0.05%[a]
Class M4
3/31/21[r]	$ 16.40	$ 0.18	$ 2.20	$ 2.38	$ (0.26)	$ (0.36)	$ (0.62)	$ 18.16	14.68%[b]	$ 99,448	0.91%[a]	0.80%[a]	2.09%[a]
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
9/30/19	15.20	0.20	0.44	0.64	(0.25)	(0.01)	(0.26)	15.58	4.48%	81,705	0.46%	0.41%	1.33%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	61,589	0.49%[a]	0.40%[a]	(0.20%)[a]
Class M3
3/31/21[r]	$ 16.35	$ 0.16	$ 2.19	$ 2.35	$ (0.21)	$ (0.36)	$ (0.57)	$ 18.13	14.54%[b]	$ 53,658	1.16%[a]	1.05%[a]	1.80%[a]
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%
9/30/19	15.17	0.16	0.44	0.60	(0.23)	(0.01)	(0.24)	15.53	4.23%	64,120	0.71%	0.66%	1.10%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	44,333	0.74%[a]	0.65%[a]	(0.45%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	23%	42%	14%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

115

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.54	$ 0.20	$ 2.58	$ 2.78	$ (0.31)	$ (0.27)	$ (0.58)	$ 18.74	16.99%[b]	$ 557,124	0.54%[a]	0.44%[a]	2.19%[a]
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
9/30/19	15.23	0.20	0.45	0.65	(0.28)	(0.00)[d]	(0.28)	15.60	4.61%	329,602	0.04%	0.01%	1.37%
9/30/18[g]	15.00	0.01	0.22	0.23	—	—	—	15.23	1.53%[b]	148,473	0.04%[a]	0.00%[a]	0.16%[a]
Class M5
3/31/21[r]	$ 16.52	$ 0.17	$ 2.59	$ 2.76	$ (0.28)	$ (0.27)	$ (0.55)	$ 18.73	16.90%[b]	$ 638,330	0.69%[a]	0.59%[a]	1.91%[a]
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
9/30/19	15.22	0.23	0.39	0.62	(0.26)	(0.00)[d]	(0.26)	15.58	4.41%	434,061	0.19%	0.16%	1.53%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	409,120	0.19%[a]	0.15%[a]	0.00%[a]
Class M4
3/31/21[r]	$ 16.48	$ 0.19	$ 2.54	$ 2.73	$ (0.25)	$ (0.27)	$ (0.52)	$ 18.69	16.73%[b]	$ 285,248	0.94%[a]	0.84%[a]	2.08%[a]
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
9/30/19	15.20	0.20	0.39	0.59	(0.24)	(0.00)[d]	(0.24)	15.55	4.16%	247,113	0.44%	0.41%	1.34%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	193,313	0.44%[a]	0.40%[a]	(0.25%)[a]
Class M3
3/31/21[r]	$ 16.46	$ 0.13	$ 2.58	$ 2.71	$ (0.18)	$ (0.27)	$ (0.45)	$ 18.72	16.63%[b]	$ 119,605	1.19%[a]	1.09%[a]	1.50%[a]
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%
9/30/19	15.17	0.15	0.41	0.56	(0.20)	(0.00)[d]	(0.20)	15.53	3.93%	131,017	0.69%	0.66%	1.01%
9/30/18[g]	15.00	(0.05)	0.22	0.17	—	—	—	15.17	1.13%[b]	123,963	0.69%[a]	0.65%[a]	(0.50%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	14%	34%	12%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

116

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.64	$ 0.18	$ 2.95	$ 3.13	$ (0.28)	$ (0.26)	$ (0.54)	$ 19.23	18.98%[b]	$ 352,807	0.57%[a]	0.46%[a]	1.97%[a]
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
9/30/19	15.24	0.17	0.42	0.59	(0.25)	(0.00)[d]	(0.25)	15.58	4.23%	172,985	0.07%	0.02%	1.15%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	70,756	0.10%[a]	0.00%[a]	0.12%[a]
Class M5
3/31/21[r]	$ 16.62	$ 0.17	$ 2.93	$ 3.10	$ (0.25)	$ (0.26)	$ (0.51)	$ 19.21	18.84%[b]	$ 214,374	0.72%[a]	0.63%[a]	1.89%[a]
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
9/30/19	15.23	0.20	0.37	0.57	(0.24)	(0.00)[d]	(0.24)	15.56	4.05%	155,562	0.22%	0.16%	1.31%
9/30/18[g]	15.00	(0.00)[d]	0.23	0.23	—	—	—	15.23	1.53%[b]	136,793	0.25%[a]	0.15%[a]	(0.03%)[a]
Class M4
3/31/21[r]	$ 16.58	$ 0.15	$ 2.93	$ 3.08	$ (0.22)	$ (0.26)	$ (0.48)	$ 19.18	18.74%[b]	$ 99,818	0.97%[a]	0.88%[a]	1.61%[a]
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
9/30/19	15.20	0.16	0.38	0.54	(0.21)	(0.00)[d]	(0.21)	15.53	3.81%	65,583	0.47%	0.41%	1.05%
9/30/18[g]	15.00	(0.03)	0.23	0.20	—	—	—	15.20	1.33%[b]	54,036	0.50%[a]	0.40%[a]	(0.28%)[a]
Class M3
3/31/21[r]	$ 16.55	$ 0.12	$ 2.92	$ 3.04	$ (0.16)	$ (0.26)	$ (0.42)	$ 19.17	18.50%[b]	$ 57,247	1.22%[a]	1.13%[a]	1.31%[a]
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%
9/30/19	15.18	0.12	0.39	0.51	(0.19)	(0.00)[d]	(0.19)	15.50	3.57%	57,490	0.72%	0.66%	0.80%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	50,119	0.75%[a]	0.65%[a]	(0.53%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	11%	27%	12%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

117

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.73	$ 0.17	$ 3.25	$ 3.42	$ (0.25)	$ (0.24)	$ (0.49)	$ 19.66	20.67%[b]	$ 395,192	0.60%[a]	0.48%[a]	1.84%[a]
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
9/30/19	15.24	0.16	0.40	0.56	(0.24)	(0.00)[d]	(0.24)	15.56	3.97%	223,242	0.04%	0.02%	1.05%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	99,534	0.05%[a]	0.00%[a]	0.08%[a]
Class M5
3/31/21[r]	$ 16.71	$ 0.14	$ 3.27	$ 3.41	$ (0.23)	$ (0.24)	$ (0.47)	$ 19.65	20.59%[b]	$ 569,272	0.75%[a]	0.66%[a]	1.52%[a]
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
9/30/19	15.23	0.18	0.35	0.53	(0.22)	(0.00)[d]	(0.22)	15.54	3.77%	337,741	0.19%	0.16%	1.20%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	316,521	0.20%[a]	0.15%[a]	(0.07%)[a]
Class M4
3/31/21[r]	$ 16.66	$ 0.16	$ 3.22	$ 3.38	$ (0.20)	$ (0.24)	$ (0.44)	$ 19.60	20.46%[b]	$ 230,555	1.00%[a]	0.91%[a]	1.77%[a]
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
9/30/19	15.21	0.15	0.34	0.49	(0.20)	(0.00)[d]	(0.20)	15.50	3.48%	189,684	0.44%	0.42%	1.00%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	132,361	0.45%[a]	0.40%[a]	(0.32%)[a]
Class M3
3/31/21[r]	$ 16.65	$ 0.10	$ 3.25	$ 3.35	$ (0.13)	$ (0.24)	$ (0.37)	$ 19.63	20.25%[b]	$ 97,791	1.25%[a]	1.16%[a]	1.13%[a]
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%
9/30/19	15.18	0.09	0.38	0.47	(0.16)	(0.00)[d]	(0.16)	15.49	3.30%	94,948	0.69%	0.66%	0.64%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	86,806	0.70%[a]	0.65%[a]	(0.57%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	10%	22%	10%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

118

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.76	$ 0.16	$ 3.48	$ 3.64	$ (0.24)	$ (0.24)	$ (0.48)	$ 19.92	21.93%[b]	$ 228,518	0.61%[a]	0.48%[a]	1.72%[a]
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
9/30/19	15.25	0.14	0.38	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.71%	111,981	0.08%	0.01%	0.91%
9/30/18[g]	15.00	0.01	0.24	0.25	—	—	—	15.25	1.67%[b]	41,249	0.12%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/21[r]	$ 16.74	$ 0.15	$ 3.46	$ 3.61	$ (0.21)	$ (0.24)	$ (0.45)	$ 19.90	21.80%[b]	$ 178,899	0.76%[a]	0.68%[a]	1.57%[a]
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.64%	119,760	0.23%	0.15%	1.08%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	106,428	0.27%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/21[r]	$ 16.70	$ 0.13	$ 3.45	$ 3.58	$ (0.18)	$ (0.24)	$ (0.42)	$ 19.86	21.64%[b]	$ 78,835	1.01%[a]	0.93%[a]	1.38%[a]
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
9/30/19	15.21	0.12	0.35	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.35%	53,040	0.48%	0.40%	0.78%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	39,913	0.52%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/21[r]	$ 16.67	$ 0.10	$ 3.45	$ 3.55	$ (0.10)	$ (0.24)	$ (0.34)	$ 19.88	21.48%[b]	$ 38,949	1.26%[a]	1.18%[a]	1.04%[a]
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%
9/30/19	15.19	0.08	0.36	0.44	(0.16)	(0.00)[d]	(0.16)	15.47	3.08%	44,515	0.73%	0.65%	0.55%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	35,501	0.77%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	10%	22%	10%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

119

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.78	$ 0.16	$ 3.48	$ 3.64	$ (0.24)	$ (0.26)	$ (0.50)	$ 19.92	21.93%[b]	$ 229,098	0.61%[a]	0.49%[a]	1.70%[a]
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
9/30/19	15.25	0.13	0.40	0.53	(0.23)	(0.00)[d]	(0.23)	15.55	3.75%	121,897	0.06%	0.01%	0.90%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	46,555	0.08%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/21[r]	$ 16.76	$ 0.13	$ 3.49	$ 3.62	$ (0.22)	$ (0.26)	$ (0.48)	$ 19.90	21.79%[b]	$ 385,572	0.76%[a]	0.68%[a]	1.42%[a]
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.62%	223,250	0.21%	0.15%	1.11%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	199,760	0.23%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/21[r]	$ 16.71	$ 0.15	$ 3.44	$ 3.59	$ (0.19)	$ (0.26)	$ (0.45)	$ 19.85	21.66%[b]	$ 149,686	1.01%[a]	0.93%[a]	1.60%[a]
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
9/30/19	15.21	0.14	0.33	0.47	(0.19)	(0.00)[d]	(0.19)	15.49	3.33%	106,909	0.46%	0.41%	0.93%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	76,013	0.48%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/21[r]	$ 16.69	$ 0.10	$ 3.46	$ 3.56	$ (0.12)	$ (0.26)	$ (0.38)	$ 19.87	21.49%[b]	$ 60,049	1.26%[a]	1.18%[a]	1.03%[a]
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%
9/30/19	15.19	0.08	0.35	0.43	(0.15)	(0.00)[d]	(0.15)	15.47	3.03%	53,218	0.71%	0.65%	0.54%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	44,079	0.73%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	9%	22%	10%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

120

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.75	$ 0.16	$ 3.48	$ 3.64	$ (0.24)	$ (0.28)	$ (0.52)	$ 19.87	21.94%[b]	$ 101,974	0.61%[a]	0.49%[a]	1.70%[a]
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
9/30/19	15.25	0.13	0.39	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.70%	46,245	0.15%	0.01%	0.85%
9/30/18[g]	15.00	(0.00)[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	16,170	0.24%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/21[r]	$ 16.73	$ 0.15	$ 3.46	$ 3.61	$ (0.21)	$ (0.28)	$ (0.49)	$ 19.85	21.82%[b]	$ 123,865	0.76%[a]	0.68%[a]	1.57%[a]
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
9/30/19	15.23	0.16	0.34	0.50	(0.21)	(0.00)[d]	(0.21)	15.52	3.57%	75,163	0.30%	0.15%	1.06%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	59,887	0.39%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/21[r]	$ 16.69	$ 0.12	$ 3.47	$ 3.59	$ (0.18)	$ (0.28)	$ (0.46)	$ 19.82	21.70%[b]	$ 41,371	1.01%[a]	0.93%[a]	1.32%[a]
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
9/30/19	15.21	0.11	0.36	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.34%	25,459	0.55%	0.40%	0.71%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	18,047	0.64%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/21[r]	$ 16.64	$ 0.09	$ 3.46	$ 3.55	$ (0.12)	$ (0.28)	$ (0.40)	$ 19.79	21.53%[b]	$ 22,859	1.26%[a]	1.18%[a]	1.02%[a]
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%
9/30/19	15.19	0.08	0.35	0.43	(0.16)	(0.00)[d]	(0.16)	15.46	3.05%	19,819	0.80%	0.65%	0.51%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	13,616	0.89%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	10%	24%	9%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

121

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 16.73	$ 0.16	$ 3.47	$ 3.63	$ (0.24)	$ (0.28)	$ (0.52)	$ 19.84	21.91%[b]	$ 44,179	0.61%[a]	0.49%[a]	1.67%[a]
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
9/30/19	15.25	0.12	0.39	0.51	(0.23)	(0.02)	(0.25)	15.51	3.67%	14,159	0.85%	0.01%	0.79%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	3,616	2.35%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/21[r]	$ 16.70	$ 0.12	$ 3.49	$ 3.61	$ (0.22)	$ (0.28)	$ (0.50)	$ 19.81	21.81%[b]	$ 27,050	0.76%[a]	0.68%[a]	1.31%[a]
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
9/30/19	15.24	0.12	0.36	0.48	(0.21)	(0.02)	(0.23)	15.49	3.50%	7,791	1.00%	0.15%	0.78%
9/30/18[g]	15.00	(0.01)	0.25	0.24	—	—	—	15.24	1.60%[b]	3,032	2.50%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/21[r]	$ 16.65	$ 0.14	$ 3.43	$ 3.57	$ (0.18)	$ (0.28)	$ (0.46)	$ 19.76	21.61%[b]	$ 14,471	1.01%[a]	0.93%[a]	1.46%[a]
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
9/30/19	15.21	0.10	0.36	0.46	(0.19)	(0.02)	(0.21)	15.46	3.34%	8,489	1.25%	0.40%	0.68%
9/30/18[g]	15.00	(0.02)	0.23	0.21	—	—	—	15.21	1.40%[b]	3,919	2.75%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/21[r]	$ 16.61	$ 0.11	$ 3.43	$ 3.54	$ (0.15)	$ (0.28)	$ (0.43)	$ 19.72	21.48%[b]	$ 7,246	1.26%[a]	1.18%[a]	1.16%[a]
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%
9/30/19	15.19	0.07	0.35	0.42	(0.17)	(0.02)	(0.19)	15.42	3.03%	3,420	1.50%	0.65%	0.49%
9/30/18[g]	15.00	(0.04)	0.23	0.19	—	—	—	15.19	1.27%[b]	2,126	3.00%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30		Period ended
	March 31, 2021[b,r]	2020	2019	September 30, 2018[b]
Portfolio turnover rate	13%	31%	16%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

122

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 27 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual Select 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual Select 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual Select 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Select Target Allocation Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM Select Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART

123

Notes to Financial Statements (Unaudited) (Continued)

by JPMorgan Funds”) invest their investable assets in shares of series of the Trust, MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”).

The MM Select Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.” The financial statements included herein are those of the MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

124

Notes to Financial Statements (Unaudited) (Continued)

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2021. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended March 31, 2021.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

125

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.

With respect to the MM Select Target Allocation Funds and MM RetireSMART by JP Morgan Funds, MML Advisers does not receive advisory fees in return for these services.

With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses.

The applicable all-inclusive fee rate for each class of a MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

	Annual Fee Rate (%)
Years to Target Date	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%

126

Notes to Financial Statements (Unaudited) (Continued)

	Annual Fee Rate (%)
Years to Target Date	Class I	Class M5	Class M4	Class M3
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%
23	0.605%	0.755%	0.755%	0.755%
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Therafter	0.421%	0.571%	0.571%	0.571%

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

127

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds, and with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.

MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Administration Fees

Effective December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

128

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*

Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

Prior to December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers was obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

129

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*

Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares, Class R4 shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective December 31, 2020, the Supplemental Shareholder Services Agreement was terminated and the fees were transferred into the Administrative and Shareholder Services Agreement.

Prior to December 31, 2020, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each applicable Fund. Fees payable under the Supplemental Shareholder Services Agreement were intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and were calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may have paid these fees to other intermediaries for providing shareholder services to the Funds’ investors.

130

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.33%	0.48%	0.73%	0.98%
MM Select T. Rowe Price Retirement 2005 Fund*	0.35%	0.50%	0.75%	1.00%
MM Select T. Rowe Price Retirement 2010 Fund*	0.35%	0.50%	0.75%	1.00%
MM Select T. Rowe Price Retirement 2015 Fund*	0.39%	0.54%	0.79%	1.04%
MM Select T. Rowe Price Retirement 2020 Fund*	0.41%	0.56%	0.81%	1.06%
MM Select T. Rowe Price Retirement 2025 Fund*	0.45%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2030 Fund*	0.48%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2035 Fund*	0.49%	0.66%	0.91%	1.16%
MM Select T. Rowe Price Retirement 2040 Fund*	0.50%	0.68%	0.93%	1.18%
MM Select T. Rowe Price Retirement 2045 Fund*	0.50%	0.70%	0.95%	1.20%
MM Select T. Rowe Price Retirement 2050 Fund*	0.51%	0.70%	0.95%	1.20%
MM Select T. Rowe Price Retirement 2055 Fund*	0.51%	0.70%	0.95%	1.20%
MM Select T. Rowe Price Retirement 2060 Fund*	0.51%	0.70%	0.95%	1.20%

*	Expense caps in effect through January 31, 2022.

Effective February 1, 2021, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
20/80 Allocation Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
40/60 Allocation Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
60/40 Allocation Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
80/20 Allocation Fund*	0.09%	0.19%	0.29%	0.39%	0.64%	0.54%	0.79%
MMRetireSMART by JPMorgan In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART by JPMorgan 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART by JPMorgan 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART by JPMorgan 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART by JPMorgan 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2022.

131

Notes to Financial Statements (Unaudited) (Continued)

Prior to February 1, 2021, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
20/80 Allocation Fund	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
40/60 Allocation Fund	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
60/40 Allocation Fund	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
80/20 Allocation Fund	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART by JPMorgan In Retirement Fund	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART by JPMorgan 2020 Fund	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2025 Fund	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART by JPMorgan 2030 Fund	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2035 Fund	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART by JPMorgan 2040 Fund	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2045 Fund	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2050 Fund	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2055 Fund	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART by JPMorgan 2060 Fund	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

132

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2021:

Total % Ownership by Related Party
20/80 Allocation Fund	90.1%
40/60 Allocation Fund	86.4%
60/40 Allocation Fund	88.0%
80/20 Allocation Fund	76.9%
MM RetireSMART by JPMorgan In Retirement Fund	34.2%
MM RetireSMART by JPMorgan 2020 Fund	54.4%
MM RetireSMART by JPMorgan 2025 Fund	41.4%
MM RetireSMART by JPMorgan 2030 Fund	59.5%
MM RetireSMART by JPMorgan 2035 Fund	46.9%
MM RetireSMART by JPMorgan 2040 Fund	62.8%
MM RetireSMART by JPMorgan 2045 Fund	46.2%
MM RetireSMART by JPMorgan 2050 Fund	58.4%
MM RetireSMART by JPMorgan 2055 Fund	54.4%
MM RetireSMART by JPMorgan 2060 Fund	78.5%
MM Select T. Rowe Price Retirement Balanced Fund	20.5%
MM Select T. Rowe Price Retirement 2005 Fund	51.7%
MM Select T. Rowe Price Retirement 2010 Fund	53.8%
MM Select T. Rowe Price Retirement 2015 Fund	62.7%
MM Select T. Rowe Price Retirement 2020 Fund	65.7%
MM Select T. Rowe Price Retirement 2025 Fund	58.8%
MM Select T. Rowe Price Retirement 2030 Fund	66.8%
MM Select T. Rowe Price Retirement 2035 Fund	59.5%
MM Select T. Rowe Price Retirement 2040 Fund	67.5%
MM Select T. Rowe Price Retirement 2045 Fund	63.0%
MM Select T. Rowe Price Retirement 2050 Fund	70.6%
MM Select T. Rowe Price Retirement 2055 Fund	72.7%
MM Select T. Rowe Price Retirement 2060 Fund	55.8%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$—	$37,172,353	$—	$36,141,521
40/60 Allocation Fund	—	39,707,349	—	44,379,622
60/40 Allocation Fund	—	43,600,384	—	44,160,050
80/20 Allocation Fund	—	28,040,634	—	26,304,832
MM RetireSMART by JPMorgan In Retirement Fund	—	31,248,187	—	47,928,949
MM RetireSMART by JPMorgan 2020 Fund	—	68,841,323	—	88,995,822
MM RetireSMART by JPMorgan 2025 Fund	—	60,208,047	—	67,903,583
MM RetireSMART by JPMorgan 2030 Fund	—	96,867,647	—	120,112,261
MM RetireSMART by JPMorgan 2035 Fund	—	46,149,133	—	50,133,346
MM RetireSMART by JPMorgan 2040 Fund	—	65,054,816	—	68,117,040

133

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
MM RetireSMART by JPMorgan 2045 Fund	$—	$30,738,875	$—	$30,477,466
MM RetireSMART by JPMorgan 2050 Fund	—	42,483,756	—	41,787,495
MM RetireSMART by JPMorgan 2055 Fund	—	15,267,218	—	14,061,711
MM RetireSMART by JPMorgan 2060 Fund	—	5,339,960	—	4,811,493
MM Select T. Rowe Price Retirement Balanced Fund	—	47,879,058	—	34,024,742
MM Select T. Rowe Price Retirement 2005 Fund	—	10,459,653	—	9,958,420
MM Select T. Rowe Price Retirement 2010 Fund	—	31,393,890	—	29,722,631
MM Select T. Rowe Price Retirement 2015 Fund	—	45,126,274	—	27,606,633
MM Select T. Rowe Price Retirement 2020 Fund	—	199,246,270	—	195,688,606
MM Select T. Rowe Price Retirement 2025 Fund	—	216,318,105	—	151,025,047
MM Select T. Rowe Price Retirement 2030 Fund	—	299,064,741	—	210,722,860
MM Select T. Rowe Price Retirement 2035 Fund	—	148,914,734	—	71,168,981
MM Select T. Rowe Price Retirement 2040 Fund	—	175,944,904	—	117,411,889
MM Select T. Rowe Price Retirement 2045 Fund	—	92,874,480	—	46,497,392
MM Select T. Rowe Price Retirement 2050 Fund	—	123,370,677	—	67,860,782
MM Select T. Rowe Price Retirement 2055 Fund	—	56,872,280	—	25,932,122
MM Select T. Rowe Price Retirement 2060 Fund	—	27,517,159	—	9,700,368

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	441,754	$4,599,719	731,226	$7,289,180
Issued as reinvestment of dividends	99,828	1,021,241	67,409	665,330
Redeemed	(420,084)	(4,392,292)	(273,844)	(2,737,239)
Net increase (decrease)	121,498	$1,228,668	524,791	$5,217,271
20/80 Allocation Fund Class R5
Sold	112,812	$1,166,486	70,752	$681,951
Issued as reinvestment of dividends	36,640	374,459	33,843	334,028
Redeemed	(116,836)	(1,201,265)	(211,224)	(2,034,965)
Net increase (decrease)	32,616	$339,680	(106,629)	$(1,018,986)
20/80 Allocation Fund Service Class
Sold	869,822	$8,996,521	11,731,611	$112,032,160
Issued as reinvestment of dividends	595,369	6,084,666	46,318	457,166
Redeemed	(1,098,676)	(11,460,948)	(1,597,951)	(16,079,101)
Net increase (decrease)	366,515	$3,620,239	10,179,978	$96,410,225
20/80 Allocation Fund Administrative Class
Sold	249,237	$2,588,656	1,515,269	$15,125,549
Issued as reinvestment of dividends	168,833	1,730,543	139,055	1,375,252
Redeemed	(409,797)	(4,305,837)	(1,536,975)	(15,364,359)
Net increase (decrease)	8,273	$13,362	117,349	$1,136,442

134

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class A
Sold	180,735	$1,883,639	423,739	$4,284,645
Issued as reinvestment of dividends	98,820	1,019,820	109,643	1,090,948
Redeemed	(518,938)	(5,406,771)	(949,053)	(9,391,462)
Net increase (decrease)	(239,383)	$(2,503,312)	(415,671)	$(4,015,869)
20/80 Allocation Fund Class R4
Sold	26,252	$274,953	985,156	$9,883,365
Issued as reinvestment of dividends	15,984	166,392	597,898	5,853,418
Redeemed	(106,328)	(1,112,984)	(13,284,805)	(125,070,189)
Net increase (decrease)	(64,092)	$(671,639)	(11,701,751)	$(109,333,406)
20/80 Allocation Fund Class R3
Sold	46,364	$479,345	161,722	$1,602,854
Issued as reinvestment of dividends	34,595	350,793	29,409	287,914
Redeemed	(145,117)	(1,482,697)	(217,968)	(2,135,968)
Net increase (decrease)	(64,158)	$(652,559)	(26,837)	$(245,200)
40/60 Allocation Fund Class I
Sold	1,518,981	$15,283,973	1,354,564	$12,455,413
Issued as reinvestment of dividends	236,206	2,350,248	324,239	3,067,300
Redeemed	(656,702)	(6,625,047)	(835,221)	(7,718,117)
Net increase (decrease)	1,098,485	$11,009,174	843,582	$7,804,596
40/60 Allocation Fund Class R5
Sold	112,568	$1,136,126	467,646	$4,426,209
Issued as reinvestment of dividends	54,493	542,748	126,238	1,195,477
Redeemed	(89,737)	(904,862)	(646,145)	(5,782,831)
Net increase (decrease)	77,324	$774,012	(52,261)	$(161,145)
40/60 Allocation Fund Service Class
Sold	129,145	$1,318,448	964,430	$8,772,160
Issued as reinvestment of dividends	93,106	932,924	99,819	950,280
Redeemed	(305,147)	(3,093,784)	(414,809)	(4,049,926)
Net increase (decrease)	(82,896)	$(842,412)	649,440	$5,672,514
40/60 Allocation Fund Administrative Class
Sold	178,694	$1,810,902	828,423	$7,818,635
Issued as reinvestment of dividends	254,207	2,544,613	603,442	5,744,770
Redeemed	(1,113,480)	(11,293,127)	(3,149,880)	(30,465,287)
Net increase (decrease)	(680,579)	$(6,937,612)	(1,718,015)	$(16,901,882)
40/60 Allocation Fund Class A
Sold	313,497	$3,216,471	471,867	$4,543,446
Issued as reinvestment of dividends	329,317	3,312,929	749,890	7,168,948
Redeemed	(1,573,911)	(16,047,966)	(2,365,379)	(22,310,050)
Net increase (decrease)	(931,097)	$(9,518,566)	(1,143,622)	$(10,597,656)
40/60 Allocation Fund Class R4
Sold	268,634	$2,715,761	508,434	$4,803,536
Issued as reinvestment of dividends	148,002	1,469,659	433,389	4,091,189
Redeemed	(301,401)	(3,024,953)	(1,971,824)	(17,561,395)
Net increase (decrease)	115,235	$1,160,467	(1,030,001)	$(8,666,670)

135

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class R3
Sold	72,180	$724,894	270,203	$2,575,941
Issued as reinvestment of dividends	43,594	432,892	92,364	872,839
Redeemed	(219,621)	(2,214,491)	(378,034)	(3,513,231)
Net increase (decrease)	(103,847)	$(1,056,705)	(15,467)	$(64,451)
60/40 Allocation Fund Class I
Sold	805,225	$8,025,709	826,119	$7,615,185
Issued as reinvestment of dividends	109,832	1,097,223	226,534	2,104,500
Redeemed	(520,441)	(5,311,684)	(352,480)	(3,335,598)
Net increase (decrease)	394,616	$3,811,248	700,173	$6,384,087
60/40 Allocation Fund Class R5
Sold	216,006	$2,205,183	496,546	$4,728,797
Issued as reinvestment of dividends	69,135	691,355	195,445	1,817,642
Redeemed	(85,128)	(871,112)	(282,155)	(2,615,994)
Net increase (decrease)	200,013	$2,025,426	409,836	$3,930,445
60/40 Allocation Fund Service Class
Sold	206,479	$2,091,892	2,130,667	$18,018,215
Issued as reinvestment of dividends	99,600	1,000,979	92,651	865,363
Redeemed	(433,821)	(4,361,525)	(501,704)	(4,816,528)
Net increase (decrease)	(127,742)	$(1,268,654)	1,721,614	$14,067,050
60/40 Allocation Fund Administrative Class
Sold	630,435	$6,449,413	950,218	$8,892,964
Issued as reinvestment of dividends	244,774	2,459,971	864,828	8,086,145
Redeemed	(624,790)	(6,341,602)	(3,797,452)	(36,439,719)
Net increase (decrease)	250,419	$2,567,782	(1,982,406)	$(19,460,610)
60/40 Allocation Fund Class A
Sold	184,773	$1,885,920	461,739	$4,260,578
Issued as reinvestment of dividends	209,725	2,120,316	808,482	7,599,728
Redeemed	(1,324,645)	(13,568,551)	(1,676,306)	(14,964,596)
Net increase (decrease)	(930,147)	$(9,562,315)	(406,085)	$(3,104,290)
60/40 Allocation Fund Class R4
Sold	123,676	$1,270,293	561,292	$4,901,568
Issued as reinvestment of dividends	35,427	353,565	367,279	3,401,000
Redeemed	(177,136)	(1,789,325)	(2,611,215)	(21,783,020)
Net increase (decrease)	(18,033)	$(165,467)	(1,682,644)	$(13,480,452)
60/40 Allocation Fund Class R3
Sold	109,953	$1,094,405	424,780	$3,837,863
Issued as reinvestment of dividends	54,392	540,657	181,322	1,677,229
Redeemed	(422,776)	(4,263,337)	(585,340)	(5,416,305)
Net increase (decrease)	(258,431)	$(2,628,275)	20,762	$98,787
80/20 Allocation Fund Class I
Sold	936,160	$10,281,223	1,171,793	$11,917,038
Issued as reinvestment of dividends	173,201	1,893,091	327,258	3,311,847
Redeemed	(660,487)	(7,259,085)	(690,840)	(6,824,742)
Net increase (decrease)	448,874	$4,915,229	808,211	$8,404,143
80/20 Allocation Fund Class R5
Sold	127,221	$1,426,519	494,232	$4,946,253
Issued as reinvestment of dividends	30,792	336,870	67,727	686,078
Redeemed	(64,851)	(724,560)	(450,562)	(4,177,646)
Net increase (decrease)	93,162	$1,038,829	111,397	$1,454,685

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Service Class
Sold	295,136	$3,263,159	1,112,047	$10,083,144
Issued as reinvestment of dividends	51,714	567,307	30,203	306,858
Redeemed	(222,518)	(2,449,982)	(364,546)	(3,663,395)
Net increase (decrease)	124,332	$1,380,484	777,704	$6,726,607
80/20 Allocation Fund Administrative Class
Sold	145,801	$1,640,176	544,031	$5,409,672
Issued as reinvestment of dividends	100,058	1,097,631	286,251	2,905,452
Redeemed	(280,627)	(3,140,348)	(1,520,652)	(15,628,721)
Net increase (decrease)	(34,768)	$(402,541)	(690,370)	$(7,313,597)
80/20 Allocation Fund Class A
Sold	85,637	$948,618	378,831	$3,663,407
Issued as reinvestment of dividends	118,606	1,301,110	351,608	3,568,823
Redeemed	(666,917)	(7,371,314)	(598,803)	(5,712,771)
Net increase (decrease)	(462,674)	$(5,121,586)	131,636	$1,519,459
80/20 Allocation Fund Class R4
Sold	66,455	$725,639	856,631	$8,373,347
Issued as reinvestment of dividends	54,309	587,085	230,282	2,305,120
Redeemed	(234,728)	(2,517,576)	(1,450,205)	(13,071,954)
Net increase (decrease)	(113,964)	$(1,204,852)	(363,292)	$(2,393,487)
80/20 Allocation Fund Class R3
Sold	124,379	$1,365,384	1,149,954	$12,044,210
Issued as reinvestment of dividends	84,916	913,691	209,641	2,092,220
Redeemed	(254,077)	(2,813,692)	(445,085)	(4,307,592)
Net increase (decrease)	(44,782)	$(534,617)	914,510	$9,828,838
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	199,220	$2,449,170	1,588,478	$18,405,823
Issued as reinvestment of dividends	105,722	1,281,353	44,104	518,218
Redeemed	(453,335)	(5,565,385)	(1,363,539)	(15,701,740)
Net increase (decrease)	(148,393)	$(1,834,862)	269,043	$3,222,301
MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	71,078	$876,407	147,987	$1,758,053
Issued as reinvestment of dividends	27,747	337,121	23,716	279,379
Redeemed	(67,355)	(825,318)	(437,254)	(4,836,243)
Net increase (decrease)	31,470	$388,210	(265,551)	$(2,798,811)
MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	53,570	$664,497	197,890	$2,285,966
Issued as reinvestment of dividends	82,037	998,395	38,422	453,384
Redeemed	(734,200)	(8,972,728)	(144,365)	(1,648,536)
Net increase (decrease)	(598,593)	$(7,309,836)	91,947	$1,090,814
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	246,815	$3,024,032	275,782	$3,155,071
Issued as reinvestment of dividends	144,413	1,758,950	92,088	1,086,634
Redeemed	(316,803)	(3,923,472)	(1,142,317)	(13,306,004)
Net increase (decrease)	74,425	$859,510	(774,447)	$(9,064,299)

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	472,263	$5,800,284	2,506,415	$29,030,351
Issued as reinvestment of dividends	346,594	4,176,453	152,566	1,783,498
Redeemed	(844,729)	(10,301,984)	(1,855,805)	(21,099,105)
Net increase (decrease)	(25,872)	$(325,247)	803,176	$9,714,744
MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	43,093	$525,915	285,786	$3,325,183
Issued as reinvestment of dividends	64,731	776,122	56,297	654,174
Redeemed	(336,332)	(4,091,621)	(1,196,459)	(13,836,586)
Net increase (decrease)	(228,508)	$(2,789,584)	(854,376)	$(9,857,229)
MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	137,866	$1,658,764	308,185	$3,507,762
Issued as reinvestment of dividends	132,910	1,581,636	73,700	851,238
Redeemed	(613,547)	(7,402,996)	(1,178,227)	(13,572,101)
Net increase (decrease)	(342,771)	$(4,162,596)	(796,342)	$(9,213,101)
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	816,938	$10,374,977	2,311,435	$27,894,717
Issued as reinvestment of dividends	202,557	2,564,369	192,754	2,347,748
Redeemed	(373,007)	(4,786,587)	(1,841,511)	(22,175,072)
Net increase (decrease)	646,488	$8,152,759	662,678	$8,067,393
MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	308,213	$3,929,227	568,384	$6,911,943
Issued as reinvestment of dividends	192,661	2,435,234	296,809	3,609,194
Redeemed	(840,165)	(10,707,511)	(2,141,317)	(24,077,271)
Net increase (decrease)	(339,291)	$(4,343,050)	(1,276,124)	$(13,556,134)
MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	119,571	$1,539,339	546,989	$6,688,710
Issued as reinvestment of dividends	141,523	1,803,008	152,584	1,869,159
Redeemed	(712,796)	(9,145,307)	(410,228)	(4,880,500)
Net increase (decrease)	(451,702)	$(5,802,960)	289,345	$3,677,369
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	253,774	$3,252,667	699,501	$8,480,309
Issued as reinvestment of dividends	185,753	2,359,066	321,894	3,930,329
Redeemed	(892,485)	(11,487,694)	(3,240,830)	(39,418,106)
Net increase (decrease)	(452,958)	$(5,875,961)	(2,219,435)	$(27,007,468)
MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	475,479	$6,049,627	3,010,431	$36,507,866
Issued as reinvestment of dividends	366,079	4,612,594	373,468	4,530,167
Redeemed	(908,080)	(11,584,392)	(2,190,775)	(25,697,011)
Net increase (decrease)	(66,522)	$(922,171)	1,193,124	$15,341,022
MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	177,918	$2,226,647	813,603	$9,781,471
Issued as reinvestment of dividends	117,812	1,462,041	245,925	2,936,348
Redeemed	(692,858)	(8,709,347)	(2,773,906)	(32,830,494)
Net increase (decrease)	(397,128)	$(5,020,659)	(1,714,378)	$(20,112,675)

138

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	167,149	$2,058,811	694,583	$7,914,582
Issued as reinvestment of dividends	239,400	2,920,677	291,602	3,429,244
Redeemed	(860,194)	(10,657,402)	(1,728,949)	(20,311,583)
Net increase (decrease)	(453,645)	$(5,677,914)	(742,764)	$(8,967,757)
MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	371,175	$4,711,623	2,338,434	$27,625,751
Issued as reinvestment of dividends	255,852	3,213,506	292,324	3,525,433
Redeemed	(434,682)	(5,558,980)	(1,849,633)	(22,216,391)
Net increase (decrease)	192,345	$2,366,149	781,125	$8,934,793
MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	53,794	$691,596	10,188	$122,675
Issued as reinvestment of dividends	2,674	33,951	2,730	33,248
Redeemed	(1,341)	(17,092)	(16,818)	(214,314)
Net increase (decrease)	55,127	$708,455	(3,900)	$(58,391)
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	31,229	$400,417	161,272	$1,963,570
Issued as reinvestment of dividends	44,574	561,635	59,565	720,145
Redeemed	(118,020)	(1,506,179)	(148,410)	(1,777,612)
Net increase (decrease)	(42,217)	$(544,127)	72,427	$906,103
MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	322,765	$4,092,636	459,956	$5,466,842
Issued as reinvestment of dividends	196,440	2,465,327	266,966	3,214,269
Redeemed	(914,329)	(11,716,377)	(955,463)	(11,316,174)
Net increase (decrease)	(395,124)	$(5,158,414)	(228,541)	$(2,635,063)
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	683,818	$8,634,085	3,006,336	$35,324,158
Issued as reinvestment of dividends	362,780	4,502,094	379,279	4,524,795
Redeemed	(695,065)	(8,711,629)	(2,014,168)	(22,777,673)
Net increase (decrease)	351,533	$4,424,550	1,371,447	$17,071,280
MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	296,039	$3,759,350	998,129	$11,923,620
Issued as reinvestment of dividends	154,549	1,910,226	387,998	4,605,538
Redeemed	(544,381)	(6,830,418)	(3,649,398)	(42,411,414)
Net increase (decrease)	(93,793)	$(1,160,842)	(2,263,271)	$(25,882,256)
MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	312,807	$3,928,702	832,043	$9,731,378
Issued as reinvestment of dividends	309,536	3,819,675	482,338	5,720,526
Redeemed	(1,137,607)	(14,301,622)	(2,242,822)	(25,647,482)
Net increase (decrease)	(515,264)	$(6,553,245)	(928,441)	$(10,195,578)
MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	1,001,751	$12,623,835	2,546,148	$29,851,579
Issued as reinvestment of dividends	217,865	2,771,252	349,023	4,184,783
Redeemed	(792,778)	(10,259,121)	(2,118,284)	(25,101,914)
Net increase (decrease)	426,838	$5,135,966	776,887	$8,934,448

139

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	401,934	$5,193,911	1,314,012	$15,530,205
Issued as reinvestment of dividends	290,959	3,683,540	725,611	8,663,794
Redeemed	(1,050,143)	(13,299,523)	(3,039,547)	(30,284,592)
Net increase (decrease)	(357,250)	$(4,422,072)	(999,924)	$(6,090,593)
MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	315,642	$4,074,041	805,129	$9,341,965
Issued as reinvestment of dividends	194,875	2,484,660	347,910	4,185,363
Redeemed	(1,217,393)	(15,550,995)	(543,516)	(6,210,695)
Net increase (decrease)	(706,876)	$(8,992,294)	609,523	$7,316,633
MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	584,439	$7,520,608	974,649	$11,417,671
Issued as reinvestment of dividends	274,784	3,495,256	715,166	8,581,994
Redeemed	(987,670)	(12,765,031)	(4,349,438)	(51,975,444)
Net increase (decrease)	(128,447)	$(1,749,167)	(2,659,623)	$(31,975,779)
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	628,698	$7,922,761	3,443,173	$40,006,725
Issued as reinvestment of dividends	357,282	4,508,898	589,356	7,025,120
Redeemed	(1,293,263)	(16,529,859)	(2,227,557)	(25,631,696)
Net increase (decrease)	(307,283)	$(4,098,200)	1,804,972	$21,400,149
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	225,740	$2,870,573	1,002,412	$11,683,386
Issued as reinvestment of dividends	129,328	1,617,889	448,883	5,301,308
Redeemed	(589,938)	(7,505,453)	(3,222,248)	(36,971,293)
Net increase (decrease)	(234,870)	$(3,016,991)	(1,770,953)	$(19,986,599)
MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	265,877	$3,310,892	1,019,174	$11,481,404
Issued as reinvestment of dividends	331,833	4,084,867	758,201	8,817,879
Redeemed	(1,394,445)	(17,330,443)	(2,632,323)	(30,030,187)
Net increase (decrease)	(796,735)	$(9,934,684)	(854,948)	$(9,730,904)
MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	358,352	$4,602,753	1,860,990	$21,788,698
Issued as reinvestment of dividends	161,546	2,098,478	332,609	4,031,218
Redeemed	(355,369)	(4,640,343)	(1,293,100)	(15,405,534)
Net increase (decrease)	164,529	$2,060,888	900,499	$10,414,382
MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	44,436	$574,920	44,225	$500,226
Issued as reinvestment of dividends	8,543	111,139	15,657	190,072
Redeemed	(5,356)	(71,072)	(13,422)	(127,572)
Net increase (decrease)	47,623	$614,987	46,460	$562,726
MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	34,383	$449,550	80,256	$945,612
Issued as reinvestment of dividends	28,465	375,163	71,282	876,054
Redeemed	(63,672)	(851,885)	(107,014)	(1,264,247)
Net increase (decrease)	(824)	$(27,172)	44,524	$557,419

140

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	420,423	$5,594,334	467,132	$5,531,138
Issued as reinvestment of dividends	94,744	1,243,039	257,293	3,149,269
Redeemed	(622,158)	(8,296,289)	(879,223)	(10,527,287)
Net increase (decrease)	(106,991)	$(1,458,916)	(154,798)	$(1,846,880)
MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	525,515	$6,744,368	1,607,988	$19,246,470
Issued as reinvestment of dividends	145,968	1,894,666	315,061	3,818,540
Redeemed	(532,969)	(6,903,223)	(1,141,014)	(13,428,030)
Net increase (decrease)	138,514	$1,735,811	782,035	$9,636,980
MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	157,163	$2,047,706	806,770	$9,794,852
Issued as reinvestment of dividends	80,786	1,043,751	439,135	5,295,963
Redeemed	(439,509)	(5,780,911)	(3,104,387)	(36,071,967)
Net increase (decrease)	(201,560)	$(2,689,454)	(1,858,482)	$(20,981,152)
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	306,228	$4,014,633	486,836	$5,767,363
Issued as reinvestment of dividends	169,353	2,182,956	517,623	6,232,186
Redeemed	(1,106,981)	(14,496,359)	(1,316,681)	(15,505,951)
Net increase (decrease)	(631,400)	$(8,298,770)	(312,222)	$(3,506,402)
MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	424,814	$5,405,757	2,166,111	$24,515,296
Issued as reinvestment of dividends	68,784	883,182	298,281	3,486,911
Redeemed	(390,486)	(4,976,113)	(1,488,068)	(17,069,849)
Net increase (decrease)	103,112	$1,312,826	976,324	$10,932,358
MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	384,965	$5,010,563	1,114,875	$12,904,769
Issued as reinvestment of dividends	86,727	1,113,580	613,912	7,170,479
Redeemed	(658,077)	(8,459,785)	(2,477,170)	(23,239,205)
Net increase (decrease)	(186,385)	$(2,335,642)	(748,383)	$(3,163,957)
MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	250,247	$3,294,271	476,841	$5,253,502
Issued as reinvestment of dividends	40,702	525,453	205,129	2,410,262
Redeemed	(398,664)	(5,167,632)	(318,122)	(3,541,809)
Net increase (decrease)	(107,715)	$(1,347,908)	363,848	$4,121,955
MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	561,758	$7,274,616	1,026,433	$11,732,939
Issued as reinvestment of dividends	78,491	1,007,829	636,020	7,435,074
Redeemed	(702,626)	(9,143,323)	(3,317,161)	(37,639,747)
Net increase (decrease)	(62,377)	$(860,878)	(1,654,708)	$(18,471,734)
MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	490,966	$6,058,444	1,791,115	$20,071,370
Issued as reinvestment of dividends	70,650	900,085	403,214	4,677,279
Redeemed	(609,554)	(7,631,935)	(1,308,831)	(14,445,075)
Net increase (decrease)	(47,938)	$(673,406)	885,498	$10,303,574

141

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	121,288	$1,524,425	706,074	$7,974,124
Issued as reinvestment of dividends	31,543	398,076	407,546	4,678,634
Redeemed	(555,737)	(7,034,455)	(2,571,519)	(28,316,404)
Net increase (decrease)	(402,906)	$(5,111,954)	(1,457,899)	$(15,663,646)
MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	289,493	$3,583,243	872,761	$9,257,952
Issued as reinvestment of dividends	70,673	875,634	522,975	5,904,393
Redeemed	(997,970)	(12,369,697)	(1,568,886)	(17,359,898)
Net increase (decrease)	(637,804)	$(7,910,820)	(173,150)	$(2,197,553)
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	283,111	$3,662,237	926,718	$10,714,594
Issued as reinvestment of dividends	78,039	1,026,207	187,910	2,290,625
Redeemed	(191,175)	(2,542,771)	(812,682)	(9,784,893)
Net increase (decrease)	169,975	$2,145,673	301,946	$3,220,326
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	20,488	$273,797	16,466	$190,616
Issued as reinvestment of dividends	3,044	40,056	6,603	80,562
Redeemed	(19,133)	(253,857)	(3,628)	(42,665)
Net increase (decrease)	4,399	$59,996	19,441	$228,513
MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	18,219	$241,499	81,842	$938,392
Issued as reinvestment of dividends	12,734	167,829	37,274	455,111
Redeemed	(63,590)	(837,078)	(56,178)	(673,594)
Net increase (decrease)	(32,637)	$(427,750)	62,938	$719,909
MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	506,039	$6,689,315	410,451	$4,666,652
Issued as reinvestment of dividends	63,564	832,689	184,619	2,243,119
Redeemed	(386,918)	(5,230,210)	(643,164)	(7,595,913)
Net increase (decrease)	182,685	$2,291,794	(48,094)	$(686,142)
MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	379,745	$4,827,522	1,203,907	$13,836,206
Issued as reinvestment of dividends	95,054	1,232,845	199,108	2,397,261
Redeemed	(366,323)	(4,768,061)	(590,005)	(6,809,252)
Net increase (decrease)	108,476	$1,292,306	813,010	$9,424,215
MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	156,286	$2,015,942	670,922	$7,854,183
Issued as reinvestment of dividends	61,722	795,600	293,080	3,505,240
Redeemed	(306,313)	(4,070,910)	(1,801,913)	(20,536,491)
Net increase (decrease)	(88,305)	$(1,259,368)	(837,911)	$(9,177,068)
MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	200,299	$2,602,855	541,679	$6,163,060
Issued as reinvestment of dividends	125,817	1,619,261	432,162	5,160,018
Redeemed	(883,568)	(11,518,591)	(1,062,043)	(12,319,025)
Net increase (decrease)	(557,452)	$(7,296,475)	(88,202)	$(995,947)

142

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	339,949	$3,146,343	1,336,371	$10,693,552
Issued as reinvestment of dividends	47,153	439,469	210,986	1,787,053
Redeemed	(228,865)	(2,118,448)	(1,027,191)	(8,528,723)
Net increase (decrease)	158,237	$1,467,364	520,166	$3,951,882
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	574,666	$5,405,477	1,443,679	$11,798,498
Issued as reinvestment of dividends	107,786	1,003,491	615,213	5,204,699
Redeemed	(1,224,749)	(11,431,676)	(2,003,857)	(13,263,707)
Net increase (decrease)	(542,297)	$(5,022,708)	55,035	$3,739,490
MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	264,987	$2,474,922	401,758	$3,213,899
Issued as reinvestment of dividends	24,906	233,370	109,606	933,843
Redeemed	(319,256)	(2,988,979)	(250,367)	(1,994,968)
Net increase (decrease)	(29,363)	$(280,687)	260,997	$2,152,774
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	720,311	$6,763,207	1,322,990	$10,874,295
Issued as reinvestment of dividends	74,280	693,031	612,423	5,193,345
Redeemed	(545,197)	(5,148,304)	(3,807,462)	(31,259,686)
Net increase (decrease)	249,394	$2,307,934	(1,872,049)	$(15,192,046)
MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	384,428	$3,472,836	1,563,852	$12,671,916
Issued as reinvestment of dividends	56,079	519,288	278,502	2,344,984
Redeemed	(438,192)	(4,041,039)	(1,013,634)	(8,165,780)
Net increase (decrease)	2,315	$(48,915)	828,720	$6,851,120
MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	183,729	$1,701,776	732,785	$5,963,673
Issued as reinvestment of dividends	30,421	279,871	301,706	2,525,281
Redeemed	(339,408)	(3,155,377)	(1,843,867)	(14,733,106)
Net increase (decrease)	(125,258)	$(1,173,730)	(809,376)	$(6,244,152)
MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	251,746	$2,281,366	998,834	$7,703,306
Issued as reinvestment of dividends	59,803	546,001	391,929	3,256,926
Redeemed	(874,039)	(8,022,884)	(1,330,844)	(10,877,274)
Net increase (decrease)	(562,490)	$(5,195,517)	59,919	$82,958
MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	158,278	$1,756,605	588,591	$5,802,869
Issued as reinvestment of dividends	52,641	578,530	87,438	904,107
Redeemed	(110,873)	(1,234,209)	(469,989)	(4,821,522)
Net increase (decrease)	100,046	$1,100,926	206,040	$1,885,454
MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	51,767	$579,887	18,992	$185,144
Issued as reinvestment of dividends	2,696	29,652	3,816	39,491
Redeemed	(3,423)	(39,633)	(9,280)	(90,941)
Net increase (decrease)	51,040	$569,906	13,528	$133,694

143

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	19,288	$215,748	63,374	$635,760
Issued as reinvestment of dividends	8,839	97,676	16,941	176,017
Redeemed	(20,973)	(241,305)	(48,174)	(482,019)
Net increase (decrease)	7,154	$72,119	32,141	$329,758
MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	357,722	$3,966,136	299,784	$2,862,312
Issued as reinvestment of dividends	40,470	443,948	76,186	786,245
Redeemed	(300,433)	(3,383,180)	(417,911)	(4,177,008)
Net increase (decrease)	97,759	$1,026,904	(41,941)	$(528,451)
MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	193,187	$2,130,034	521,887	$5,132,600
Issued as reinvestment of dividends	56,064	613,895	82,469	851,085
Redeemed	(131,078)	(1,464,273)	(309,768)	(3,048,348)
Net increase (decrease)	118,173	$1,279,656	294,588	$2,935,337
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	114,869	$1,274,655	417,125	$4,199,564
Issued as reinvestment of dividends	38,284	417,683	135,357	1,390,113
Redeemed	(146,735)	(1,645,995)	(1,018,551)	(9,970,679)
Net increase (decrease)	6,418	$46,343	(466,069)	$(4,381,002)
MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	160,202	$1,758,855	552,242	$5,411,970
Issued as reinvestment of dividends	121,349	1,317,852	226,373	2,315,797
Redeemed	(593,358)	(6,550,934)	(457,548)	(4,508,908)
Net increase (decrease)	(311,807)	$(3,474,227)	321,067	$3,218,859
MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	76,464	$831,625	101,089	$969,443
Issued as reinvestment of dividends	8,069	86,576	10,781	108,883
Redeemed	(21,542)	(234,646)	(62,182)	(618,325)
Net increase (decrease)	62,991	$683,555	49,688	$460,001
MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	28,216	$306,950	68,168	$669,340
Issued as reinvestment of dividends	4,064	43,480	14,001	141,127
Redeemed	(11,422)	(128,475)	(124,446)	(956,545)
Net increase (decrease)	20,858	$221,955	(42,277)	$(146,078)
MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	33,285	$364,952	111,178	$1,024,090
Issued as reinvestment of dividends	6,326	67,620	4,373	44,035
Redeemed	(43,447)	(456,590)	(18,784)	(181,672)
Net increase (decrease)	(3,836)	$(24,018)	96,767	$886,453
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	38,085	$418,018	139,796	$1,290,003
Issued as reinvestment of dividends	6,022	64,312	7,329	73,727
Redeemed	(41,627)	(446,034)	(78,279)	(700,415)
Net increase (decrease)	2,480	$36,296	68,846	$663,315

144

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	45,425	$484,453	106,934	$1,002,821
Issued as reinvestment of dividends	7,016	74,723	3,294	33,104
Redeemed	(27,351)	(304,206)	(30,986)	(288,188)
Net increase (decrease)	25,090	$254,970	79,242	$747,737
MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	17,230	$184,750	44,923	$434,043
Issued as reinvestment of dividends	4,032	43,062	3,708	37,340
Redeemed	(20,602)	(225,183)	(6,319)	(61,649)
Net increase (decrease)	660	$2,629	42,312	$409,734
MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	12,839	$138,348	125,594	$1,007,502
Issued as reinvestment of dividends	9,711	103,328	8,135	81,599
Redeemed	(88,362)	(991,241)	(46,816)	(482,127)
Net increase (decrease)	(65,812)	$(749,565)	86,913	$606,974
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	157,959	$2,663,782	505,441	$7,830,380
Issued as reinvestment of dividends	49,672	825,060	27,361	426,283
Redeemed	(120,585)	(2,034,652)	(312,615)	(4,782,439)
Net increase (decrease)	87,046	$1,454,190	220,187	$3,474,224
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	942,763	$15,790,866	909,657	$14,135,886
Issued as reinvestment of dividends	324,806	5,404,774	238,299	3,719,842
Redeemed	(517,855)	(8,685,449)	(1,041,995)	(15,883,870)
Net increase (decrease)	749,714	$12,510,191	105,961	$1,971,858
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	72,159	$1,202,150	316,195	$4,923,191
Issued as reinvestment of dividends	47,012	780,868	34,881	543,452
Redeemed	(158,267)	(2,640,376)	(300,878)	(4,620,420)
Net increase (decrease)	(39,096)	$(657,358)	50,198	$846,223
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	62,401	$1,064,234	71,607	$1,120,108
Issued as reinvestment of dividends	12,181	202,562	11,494	179,071
Redeemed	(89,505)	(1,499,906)	(187,969)	(2,924,733)
Net increase (decrease)	(14,923)	$(233,110)	(104,868)	$(1,625,554)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	203,524	$3,386,134	574,313	$8,776,690
Issued as reinvestment of dividends	64,096	1,057,591	39,059	609,704
Redeemed	(196,611)	(3,289,413)	(247,992)	(3,874,743)
Net increase (decrease)	71,009	$1,154,312	365,380	$5,511,651
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	137,734	$2,287,377	128,882	$2,018,275
Issued as reinvestment of dividends	23,719	390,897	24,918	388,470
Redeemed	(170,862)	(2,845,685)	(168,830)	(2,626,600)
Net increase (decrease)	(9,409)	$(167,411)	(15,030)	$(219,855)

145

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	28,420	$472,950	73,355	$1,129,545
Issued as reinvestment of dividends	8,599	141,796	9,422	146,977
Redeemed	(62,185)	(1,054,842)	(69,022)	(1,049,897)
Net increase (decrease)	(25,166)	$(440,096)	13,755	$226,625
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	3,654	$61,512	25,381	$401,739
Issued as reinvestment of dividends	3,080	50,687	3,675	57,222
Redeemed	(5,499)	(91,119)	(51,266)	(814,296)
Net increase (decrease)	1,235	$21,080	(22,210)	$(355,335)
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	441,470	$7,404,559	1,036,902	$16,070,396
Issued as reinvestment of dividends	201,357	3,326,410	223,014	3,445,570
Redeemed	(447,299)	(7,519,773)	(965,780)	(14,751,016)
Net increase (decrease)	195,528	$3,211,196	294,136	$4,764,950
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	477,856	$7,894,158	321,252	$4,990,473
Issued as reinvestment of dividends	70,652	1,167,166	108,006	1,668,689
Redeemed	(358,943)	(5,918,946)	(588,447)	(8,837,513)
Net increase (decrease)	189,565	$3,142,378	(159,189)	$(2,178,351)
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	72,253	$1,207,224	697,744	$11,126,079
Issued as reinvestment of dividends	76,410	1,260,759	80,309	1,239,970
Redeemed	(444,032)	(7,378,317)	(380,821)	(5,743,665)
Net increase (decrease)	(295,369)	$(4,910,334)	397,232	$6,622,384
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	63,064	$1,060,833	232,467	$3,479,570
Issued as reinvestment of dividends	31,859	526,947	37,872	585,880
Redeemed	(135,206)	(2,250,423)	(243,510)	(3,802,280)
Net increase (decrease)	(40,283)	$(662,643)	26,829	$263,170
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	1,195,834	$20,265,225	1,715,394	$26,993,253
Issued as reinvestment of dividends	192,638	3,224,766	185,348	2,885,875
Redeemed	(487,543)	(8,258,495)	(1,463,150)	(22,452,642)
Net increase (decrease)	900,929	$15,231,496	437,592	$7,426,486
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	275,921	$4,641,893	548,201	$8,571,710
Issued as reinvestment of dividends	147,172	2,462,179	161,918	2,519,440
Redeemed	(152,589)	(2,581,413)	(716,315)	(10,999,508)
Net increase (decrease)	270,504	$4,522,659	(6,196)	$91,642
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	49,494	$839,005	132,111	$2,027,150
Issued as reinvestment of dividends	30,505	510,957	36,596	569,800
Redeemed	(145,867)	(2,476,308)	(252,007)	(3,861,188)
Net increase (decrease)	(65,868)	$(1,126,346)	(83,300)	$(1,264,238)
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	81,386	$1,375,352	68,189	$1,062,314
Issued as reinvestment of dividends	17,052	285,443	22,341	347,634
Redeemed	(158,699)	(2,690,872)	(196,175)	(2,999,974)
Net increase (decrease)	(60,261)	$(1,030,077)	(105,645)	$(1,590,026)

146

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	3,010,033	$51,553,793	5,822,591	$90,134,127
Issued as reinvestment of dividends	728,783	12,360,165	660,959	10,363,843
Redeemed	(2,413,205)	(41,454,082)	(4,166,766)	(63,201,886)
Net increase (decrease)	1,325,611	$22,459,876	2,316,784	$37,296,084
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	2,419,557	$41,161,835	2,365,310	$35,975,912
Issued as reinvestment of dividends	640,680	10,865,930	751,372	11,773,999
Redeemed	(2,138,482)	(36,385,769)	(3,346,170)	(50,651,310)
Net increase (decrease)	921,755	$15,641,996	(229,488)	$(2,901,399)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	731,934	$12,627,059	2,561,289	$40,263,892
Issued as reinvestment of dividends	394,024	6,678,707	410,865	6,438,259
Redeemed	(2,564,342)	(43,641,296)	(2,569,453)	(39,226,205)
Net increase (decrease)	(1,438,384)	$(24,335,530)	402,701	$7,475,946
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	598,617	$10,132,870	968,862	$14,896,382
Issued as reinvestment of dividends	135,036	2,294,268	183,838	2,884,412
Redeemed	(1,246,508)	(21,408,190)	(1,903,179)	(29,453,631)
Net increase (decrease)	(512,855)	$(8,981,052)	(750,479)	$(11,672,837)
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	5,112,063	$90,463,827	6,967,454	$110,149,283
Issued as reinvestment of dividends	712,872	12,461,008	518,987	8,251,898
Redeemed	(2,702,409)	(47,844,359)	(3,158,403)	(48,766,046)
Net increase (decrease)	3,122,526	$55,080,476	4,328,038	$69,635,135
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	1,279,209	$22,632,346	2,006,804	$31,560,774
Issued as reinvestment of dividends	367,856	6,426,451	393,078	6,246,014
Redeemed	(779,785)	(13,701,050)	(2,642,780)	(40,876,186)
Net increase (decrease)	867,280	$15,357,747	(242,898)	$(3,069,398)
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	747,440	$13,148,439	1,512,384	$23,669,635
Issued as reinvestment of dividends	196,560	3,433,898	183,704	2,919,051
Redeemed	(941,404)	(16,557,518)	(1,468,014)	(22,674,931)
Net increase (decrease)	2,596	$24,819	228,074	$3,913,755
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	729,401	$12,663,824	730,555	$11,329,202
Issued as reinvestment of dividends	114,056	1,990,274	130,634	2,073,164
Redeemed	(1,262,964)	(22,362,797)	(1,610,103)	(25,245,274)
Net increase (decrease)	(419,507)	$(7,708,699)	(748,914)	$(11,842,908)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	4,860,192	$87,737,126	8,972,646	$139,727,652
Issued as reinvestment of dividends	881,983	15,761,035	761,978	12,184,030
Redeemed	(2,153,900)	(38,824,166)	(4,723,481)	(73,415,434)
Net increase (decrease)	3,588,275	$64,673,995	5,011,143	$78,496,248
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	5,387,963	$96,598,342	4,508,917	$69,015,232
Issued as reinvestment of dividends	906,716	16,203,011	998,819	15,961,122
Redeemed	(1,826,256)	(32,330,065)	(3,747,768)	(57,267,708)
Net increase (decrease)	4,468,423	$80,471,288	1,759,968	$27,708,646

147

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	1,427,732	$25,884,358	4,595,332	$73,625,972
Issued as reinvestment of dividends	533,508	9,523,116	515,825	8,242,876
Redeemed	(4,827,952)	(86,141,738)	(2,878,852)	(44,391,900)
Net increase (decrease)	(2,866,712)	$(50,734,264)	2,232,305	$37,476,948
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	770,937	$13,625,095	1,469,704	$23,021,940
Issued as reinvestment of dividends	172,455	3,085,222	235,709	3,768,988
Redeemed	(2,083,457)	(37,371,104)	(2,611,493)	(41,096,982)
Net increase (decrease)	(1,140,065)	$(20,660,787)	(906,080)	$(14,306,054)
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	4,067,434	$75,185,799	5,894,835	$92,785,186
Issued as reinvestment of dividends	465,300	8,473,120	361,506	5,823,869
Redeemed	(1,225,223)	(22,725,472)	(2,318,697)	(36,118,797)
Net increase (decrease)	3,307,511	$60,933,447	3,937,644	$62,490,258
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	972,276	$18,053,770	2,006,861	$31,628,849
Issued as reinvestment of dividends	301,681	5,490,596	317,211	5,107,092
Redeemed	(744,224)	(13,590,015)	(1,690,404)	(26,243,425)
Net increase (decrease)	529,733	$9,954,351	633,668	$10,492,516
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	978,064	$17,820,963	1,221,818	$19,183,872
Issued as reinvestment of dividends	131,483	2,391,669	117,558	1,892,688
Redeemed	(447,703)	(8,258,552)	(1,018,285)	(15,524,176)
Net increase (decrease)	661,844	$11,954,080	321,091	$5,552,384
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	456,317	$8,140,734	748,695	$11,616,342
Issued as reinvestment of dividends	75,478	1,372,936	90,824	1,461,360
Redeemed	(1,099,539)	(20,305,633)	(995,844)	(15,328,147)
Net increase (decrease)	(567,744)	$(10,791,963)	(156,325)	$(2,250,445)
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	3,439,765	$64,290,731	5,779,120	$90,855,053
Issued as reinvestment of dividends	501,325	9,279,529	402,354	6,514,109
Redeemed	(1,837,584)	(34,583,482)	(2,538,833)	(39,556,753)
Net increase (decrease)	2,103,506	$38,986,778	3,642,641	$57,812,409
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	5,400,909	$100,155,437	4,113,144	$62,999,824
Issued as reinvestment of dividends	613,121	11,348,863	597,530	9,674,007
Redeemed	(1,310,472)	(23,476,066)	(2,174,907)	(33,379,175)
Net increase (decrease)	4,703,558	$88,028,234	2,535,767	$39,294,656
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	1,052,969	$19,625,277	4,451,240	$72,244,021
Issued as reinvestment of dividends	363,456	6,713,026	304,700	4,927,004
Redeemed	(4,635,994)	(85,597,420)	(2,009,465)	(31,647,241)
Net increase (decrease)	(3,219,569)	$(59,259,117)	2,746,475	$45,523,784
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	652,680	$11,970,649	1,400,514	$21,901,768
Issued as reinvestment of dividends	103,356	1,914,156	126,739	2,051,897
Redeemed	(1,667,277)	(30,916,703)	(1,765,557)	(28,065,353)
Net increase (decrease)	(911,241)	$(17,031,898)	(238,304)	$(4,111,688)

148

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	2,739,298	$52,109,317	3,344,227	$52,781,959
Issued as reinvestment of dividends	252,233	4,711,717	186,862	3,036,511
Redeemed	(734,405)	(13,920,993)	(1,520,069)	(23,700,775)
Net increase (decrease)	2,257,126	$42,900,041	2,011,020	$32,117,695
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	695,154	$13,140,911	1,610,568	$25,386,107
Issued as reinvestment of dividends	209,722	3,915,508	199,938	3,248,992
Redeemed	(355,727)	(6,552,617)	(1,081,070)	(16,533,352)
Net increase (decrease)	549,149	$10,503,802	729,436	$12,101,747
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	822,453	$15,265,645	881,354	$13,778,971
Issued as reinvestment of dividends	90,627	1,690,198	77,380	1,257,426
Redeemed	(539,407)	(10,271,818)	(785,304)	(12,462,165)
Net increase (decrease)	373,673	$6,684,025	173,430	$2,574,232
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	376,316	$6,937,222	564,240	$8,661,435
Issued as reinvestment of dividends	43,621	814,412	56,912	924,255
Redeemed	(1,257,207)	(23,905,418)	(702,205)	(11,262,275)
Net increase (decrease)	(837,270)	$(16,153,784)	(81,053)	$(1,676,585)
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	2,341,150	$44,147,205	3,318,156	$52,315,998
Issued as reinvestment of dividends	276,039	5,153,642	195,937	3,187,897
Redeemed	(762,225)	(14,613,357)	(1,708,624)	(27,573,227)
Net increase (decrease)	1,854,964	$34,687,490	1,805,469	$27,930,668
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	3,502,619	$65,606,280	3,187,392	$49,761,830
Issued as reinvestment of dividends	417,762	7,799,608	359,052	5,841,778
Redeemed	(1,255,503)	(22,333,253)	(1,212,422)	(18,788,209)
Net increase (decrease)	2,664,878	$51,072,635	2,334,022	$36,815,399
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	1,068,501	$20,106,550	3,007,133	$48,417,616
Issued as reinvestment of dividends	219,310	4,085,747	153,023	2,486,626
Redeemed	(2,604,009)	(48,464,250)	(1,204,499)	(19,064,147)
Net increase (decrease)	(1,316,198)	$(24,271,953)	1,955,657	$31,840,095
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	541,399	$9,741,040	1,033,715	$16,196,014
Issued as reinvestment of dividends	65,421	1,220,747	64,687	1,051,810
Redeemed	(1,056,453)	(19,934,258)	(1,065,972)	(17,336,490)
Net increase (decrease)	(449,633)	$(8,972,471)	32,430	$(88,666)
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	1,301,642	$24,659,397	1,796,442	$27,932,708
Issued as reinvestment of dividends	120,986	2,253,961	75,486	1,226,648
Redeemed	(336,550)	(6,428,205)	(801,727)	(12,872,608)
Net increase (decrease)	1,086,078	$20,485,153	1,070,201	$16,286,748

149

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	772,476	$14,566,372	1,525,201	$23,854,167
Issued as reinvestment of dividends	155,950	2,902,228	126,908	2,060,990
Redeemed	(352,526)	(6,443,815)	(828,441)	(12,507,765)
Net increase (decrease)	575,900	$11,024,785	823,668	$13,407,392
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	401,287	$7,496,732	602,704	$9,410,652
Issued as reinvestment of dividends	50,088	931,634	37,368	606,864
Redeemed	(296,888)	(5,621,987)	(349,693)	(5,544,519)
Net increase (decrease)	154,487	$2,806,379	290,379	$4,472,997
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	322,877	$5,721,460	376,880	$5,849,250
Issued as reinvestment of dividends	28,072	521,858	25,978	421,625
Redeemed	(549,396)	(10,381,421)	(331,528)	(5,112,566)
Net increase (decrease)	(198,447)	$(4,138,103)	71,330	$1,158,309
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	771,227	$14,582,084	1,124,027	$17,333,019
Issued as reinvestment of dividends	49,706	924,535	22,971	372,583
Redeemed	(237,216)	(4,397,437)	(417,196)	(6,502,001)
Net increase (decrease)	583,717	$11,109,182	729,802	$11,203,601
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	529,718	$9,982,247	587,294	$8,883,810
Issued as reinvestment of dividends	25,355	471,099	13,945	226,185
Redeemed	(91,906)	(1,655,097)	(202,074)	(3,141,647)
Net increase (decrease)	463,167	$8,798,249	399,165	$5,968,348
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	285,842	$5,332,610	608,593	$9,309,910
Issued as reinvestment of dividends	20,831	386,399	13,914	225,270
Redeemed	(442,214)	(8,281,331)	(304,041)	(4,686,938)
Net increase (decrease)	(135,541)	$(2,562,322)	318,466	$4,848,242
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	139,900	$2,516,199	222,970	$3,367,492
Issued as reinvestment of dividends	9,098	168,503	4,907	79,445
Redeemed	(130,703)	(2,440,803)	(100,587)	(1,547,199)
Net increase (decrease)	18,295	$243,899	127,290	$1,899,738

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2021, no amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2021, were waived for any redemptions subject to such a charge.

150

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$199,984,976	$9,094,833	$(613,420)	$8,481,413
40/60 Allocation Fund	213,578,010	16,994,885	(2,372,275)	14,622,610
60/40 Allocation Fund	201,938,311	23,034,773	(2,301,425)	20,733,348
80/20 Allocation Fund	132,546,616	18,676,538	(946,855)	17,729,683
MM RetireSMART by JPMorgan In Retirement Fund	168,789,538	12,760,217	(1,153,830)	11,606,387
MM RetireSMART by JPMorgan 2020 Fund	315,364,642	24,296,601	(2,384,354)	21,912,247
MM RetireSMART by JPMorgan 2025 Fund	251,437,457	25,374,034	(2,453,591)	22,920,443
MM RetireSMART by JPMorgan 2030 Fund	429,321,797	52,240,933	(3,920,793)	48,320,140
MM RetireSMART by JPMorgan 2035 Fund	196,055,962	27,551,500	(2,123,931)	25,427,569
MM RetireSMART by JPMorgan 2040 Fund	288,533,275	45,044,966	(2,785,435)	42,259,531
MM RetireSMART by JPMorgan 2045 Fund	133,982,293	23,131,645	(987,935)	22,143,710
MM RetireSMART by JPMorgan 2050 Fund	178,659,701	30,320,019	(1,274,826)	29,045,193
MM RetireSMART by JPMorgan 2055 Fund	61,819,455	10,119,829	(435,472)	9,684,357
MM RetireSMART by JPMorgan 2060 Fund	18,433,727	3,008,530	(121,245)	2,887,285
MM Select T. Rowe Price Retirement Balanced Fund	178,755,767	16,413,368	(1,987,508)	14,425,860
MM Select T. Rowe Price Retirement 2005 Fund	32,271,086	2,931,182	(358,020)	2,573,162
MM Select T. Rowe Price Retirement 2010 Fund	141,975,736	14,593,948	(1,208,396)	13,385,552
MM Select T. Rowe Price Retirement 2015 Fund	150,237,697	17,964,822	(1,287,039)	16,677,783
MM Select T. Rowe Price Retirement 2020 Fund	719,679,243	101,993,711	(6,903,635)	95,090,076
MM Select T. Rowe Price Retirement 2025 Fund	623,936,269	98,800,732	(6,624,215)	92,176,517
MM Select T. Rowe Price Retirement 2030 Fund	1,343,855,228	270,566,833	(13,029,139)	257,537,694
MM Select T. Rowe Price Retirement 2035 Fund	599,118,416	130,378,911	(4,773,137)	125,605,774
MM Select T. Rowe Price Retirement 2040 Fund	1,029,420,159	270,701,056	(6,355,757)	264,345,299
MM Select T. Rowe Price Retirement 2045 Fund	416,336,720	111,235,414	(1,997,276)	109,238,138
MM Select T. Rowe Price Retirement 2050 Fund	649,647,115	178,558,765	(3,174,026)	175,384,739
MM Select T. Rowe Price Retirement 2055 Fund	231,112,525	60,342,466	(1,174,197)	59,168,269
MM Select T. Rowe Price Retirement 2060 Fund	76,424,301	16,978,403	(392,292)	16,586,111

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2020, for federal income tax purposes, there were no unused capital losses.

At September 30, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM RetireSMART by JPMorgan 2040 Fund	$1,223,053	$—

151

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2020, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2020 Fund	$13,137
MM Select T. Rowe Price Retirement 2030 Fund	851,884
MM Select T. Rowe Price Retirement 2035 Fund	608,342
MM Select T. Rowe Price Retirement 2040 Fund	1,810,683
MM Select T. Rowe Price Retirement 2045 Fund	743,150
MM Select T. Rowe Price Retirement 2050 Fund	1,066,882
MM Select T. Rowe Price Retirement 2055 Fund	394,943
MM Select T. Rowe Price Retirement 2060 Fund	108,340

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$5,747,946	$4,316,110
40/60 Allocation Fund	4,610,294	18,480,509
60/40 Allocation Fund	3,258,252	22,293,355
80/20 Allocation Fund	1,756,778	13,419,620
MM RetireSMART by JPMorgan In Retirement Fund	3,986,517	1,644,332
MM RetireSMART by JPMorgan 2020 Fund	9,947,585	12,704,604
MM RetireSMART by JPMorgan 2025 Fund	6,347,874	15,996,080
MM RetireSMART by JPMorgan 2030 Fund	10,526,767	36,233,474
MM RetireSMART by JPMorgan 2035 Fund	4,307,784	19,295,679
MM RetireSMART by JPMorgan 2040 Fund	6,537,830	29,225,202
MM RetireSMART by JPMorgan 2045 Fund	2,574,417	13,568,320
MM RetireSMART by JPMorgan 2050 Fund	3,541,130	17,705,001
MM RetireSMART by JPMorgan 2055 Fund	1,050,423	5,520,058
MM RetireSMART by JPMorgan 2060 Fund	323,078	1,454,635
MM Select T. Rowe Price Retirement Balanced Fund	3,705,925	1,162,723
MM Select T. Rowe Price Retirement 2005 Fund	788,977	417,435
MM Select T. Rowe Price Retirement 2010 Fund	3,505,809	3,434,300
MM Select T. Rowe Price Retirement 2015 Fund	3,390,369	2,932,380
MM Select T. Rowe Price Retirement 2020 Fund	15,979,748	15,480,765
MM Select T. Rowe Price Retirement 2025 Fund	11,096,912	8,393,215
MM Select T. Rowe Price Retirement 2030 Fund	22,873,900	17,283,116
MM Select T. Rowe Price Retirement 2035 Fund	9,026,219	5,258,790
MM Select T. Rowe Price Retirement 2040 Fund	15,606,525	7,560,492
MM Select T. Rowe Price Retirement 2045 Fund	5,806,858	2,660,326
MM Select T. Rowe Price Retirement 2050 Fund	8,746,057	3,822,054
MM Select T. Rowe Price Retirement 2055 Fund	2,928,259	1,387,868
MM Select T. Rowe Price Retirement 2060 Fund	617,586	285,897

152

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2020:

Amount
20/80 Allocation Fund	$11,636
40/60 Allocation Fund	37,376
60/40 Allocation Fund	42,758
80/20 Allocation Fund	31,973
MM RetireSMART by JPMorgan In Retirement Fund	24,943
MM RetireSMART by JPMorgan 2020 Fund	57,972
MM RetireSMART by JPMorgan 2025 Fund	60,189
MM RetireSMART by JPMorgan 2030 Fund	103,374
MM RetireSMART by JPMorgan 2035 Fund	70,222
MM RetireSMART by JPMorgan 2040 Fund	121,260
MM RetireSMART by JPMorgan 2045 Fund	55,023
MM RetireSMART by JPMorgan 2050 Fund	78,044
MM RetireSMART by JPMorgan 2055 Fund	24,185
MM RetireSMART by JPMorgan 2060 Fund	6,250
MM Select T. Rowe Price Retirement Balanced Fund	34,829
MM Select T. Rowe Price Retirement 2005 Fund	5,431
MM Select T. Rowe Price Retirement 2010 Fund	29,766
MM Select T. Rowe Price Retirement 2015 Fund	34,754
MM Select T. Rowe Price Retirement 2020 Fund	215,572
MM Select T. Rowe Price Retirement 2025 Fund	190,342
MM Select T. Rowe Price Retirement 2030 Fund	469,110
MM Select T. Rowe Price Retirement 2035 Fund	208,233
MM Select T. Rowe Price Retirement 2040 Fund	410,103
MM Select T. Rowe Price Retirement 2045 Fund	167,186
MM Select T. Rowe Price Retirement 2050 Fund	258,448
MM Select T. Rowe Price Retirement 2055 Fund	84,988
MM Select T. Rowe Price Retirement 2060 Fund	17,872

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$147,291	$3,551,949	$(26,732)	$3,994,440
40/60 Allocation Fund	392,513	4,567,978	(46,494)	(66,255)
60/40 Allocation Fund	507,001	2,734,279	(37,355)	(3,065,081)
80/20 Allocation Fund	164,774	3,866,257	(12,402)	(6,059,292)
MM RetireSMART by JPMorgan In Retirement Fund	3,336,956	4,582,462	(45,504)	(1,597,509)
MM RetireSMART by JPMorgan 2020 Fund	1,061,034	6,500,799	(78,110)	(2,044,440)
MM RetireSMART by JPMorgan 2025 Fund	764,183	7,686,487	(17,894)	(6,419,051)
MM RetireSMART by JPMorgan 2030 Fund	695,235	10,039,021	(73,198)	(15,678,785)
MM RetireSMART by JPMorgan 2035 Fund	156,978	4,279,624	(13,684)	(8,936,590)
MM RetireSMART by JPMorgan 2040 Fund	122,103	(1,223,053)	(44,560)	(11,181,279)

153

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART by JPMorgan 2045 Fund	$91,784	$3,449,163	$(8,033)	$(7,488,465)
MM RetireSMART by JPMorgan 2050 Fund	322,995	442,162	(15,068)	(9,187,597)
MM RetireSMART by JPMorgan 2055 Fund	44,008	2,513,667	(2,562)	(4,278,825)
MM RetireSMART by JPMorgan 2060 Fund	50,300	727,486	(740)	(1,041,259)
MM Select T. Rowe Price Retirement Balanced Fund	213,960	3,099,069	—	6,205,809
MM Select T. Rowe Price Retirement 2005 Fund	111,550	807,576	—	1,639,124
MM Select T. Rowe Price Retirement 2010 Fund	106,649	3,014,419	—	5,135,518
MM Select T. Rowe Price Retirement 2015 Fund	172,429	3,364,044	—	5,616,010
MM Select T. Rowe Price Retirement 2020 Fund	—	16,705,008	(13,137)	36,283,353
MM Select T. Rowe Price Retirement 2025 Fund	—	11,516,183	—	36,657,524
MM Select T. Rowe Price Retirement 2030 Fund	—	19,357,346	(851,884)	101,077,626
MM Select T. Rowe Price Retirement 2035 Fund	—	8,155,588	(608,342)	44,195,337
MM Select T. Rowe Price Retirement 2040 Fund	—	13,854,327	(1,810,683)	90,907,603
MM Select T. Rowe Price Retirement 2045 Fund	79,882	5,205,709	(743,150)	36,545,645
MM Select T. Rowe Price Retirement 2050 Fund	100,517	9,108,749	(1,066,882)	57,286,801
MM Select T. Rowe Price Retirement 2055 Fund	41,280	3,245,188	(394,943)	19,230,001
MM Select T. Rowe Price Retirement 2060 Fund	50,076	894,678	(108,340)	5,445,036

The Funds did not have any unrecognized tax benefits at March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2021, was as follows:

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$1,883,269	$37,215	$(500,000)	$111,113	$(9,605)	$1,521,992	162,780	$58,257	$—
MassMutual Premier Core Bond Fund, Class I	36,234,412	5,653,776	(4,730,088)	(2,261,898)	243,158	35,139,360	3,194,487	1,335,560	812,556
MassMutual Premier High Yield Fund, Class I	1,743,048	215,441	(693,333)	70,515	(10,918)	1,324,753	148,349	94,923	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,398,256	739,901	(725,240)	(339,599)	57,150	6,130,468	562,945	66,414	268,955
MassMutual Premier International Equity Fund, Class I	780,026	373,330	(167,593)	(156,722)	(18,088)	810,953	82,750	2,431	283,545
MassMutual Premier Short-Duration Bond Fund, Class I	30,399,001	12,608,362	(1,741,122)	(171,871)	(61,572)	41,032,798	4,111,503	1,348,760	—

154

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	$903,247	$504,161	$(169,323)	$117,700	$38,945	$1,394,730	88,950	$—	$14,931
MassMutual Select Blue Chip Growth Fund, Class I	3,310,090	424,166	(523,223)	54,318	121,131	3,386,482	111,069	—	152,484
MassMutual Select Diversified Value Fund, Class I	2,062,339	165,494	(181,646)	640,679	(28,856)	2,658,010	207,657	49,991	—
MassMutual Select Equity Opportunities Fund, Class I	3,408,148	383,725	(1,199,335)	215,981	103,229	2,911,748	153,492	46,554	204,685
MassMutual Select Fundamental Value Fund, Class I	2,356,970	408,405	(314,320)	822,007	(14,817)	3,258,245	323,239	45,206	—
MassMutual Select Growth Opportunities Fund, Class I	1,184,788	272,010	(76,856)	(73,780)	15,525	1,321,687	131,773	—	223,672
MassMutual Select Mid Cap Growth Fund, Class I	1,215,861	143,539	(112,201)	151,492	18,121	1,416,812	48,839	—	74,612
MassMutual Select Mid-Cap Value Fund, Class I	1,736,952	93,971	(106,298)	511,077	(6,317)	2,229,385	153,645	27,931	—
MassMutual Select Overseas Fund, Class I	2,500,479	338,856	(528,821)	485,385	68,869	2,864,768	292,323	15,075	47,544
MassMutual Select Small Cap Growth Equity Fund, Class I	213,390	35,720	(30,171)	46,098	6,784	271,821	13,305	—	17,659
MassMutual Select Small Cap Value Equity Fund, Class I	599,116	59,456	(58,748)	300,873	7,254	907,951	68,836	—	23,382
MassMutual Select Strategic Bond Fund, Class I	29,385,020	3,877,337	(4,507,081)	(2,228,197)	398,642	26,925,721	2,544,964	842,100	686,092
MassMutual Select Total Return Bond Fund, Class I	33,546,813	7,329,775	(4,656,334)	(2,867,816)	383,495	33,735,933	3,370,223	725,050	1,151,083
MM Select Equity Asset Fund, Class I	13,675,033	2,655,519	(2,138,276)	353,328	580,971	15,126,575	1,626,513	205,704	1,546,850
	$173,536,258	$36,320,159	$(23,160,009)	$(4,219,317)	$1,893,101	$184,370,192		$4,863,956	$5,508,050
40/60 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$2,401,506	$47,720	$(500,000)	$132,284	$(3,138)	$2,078,372	222,286	$47,720	$—
MassMutual Premier Core Bond Fund, Class I	28,794,863	3,507,210	(4,302,139)	(1,868,432)	326,724	26,458,226	2,405,293	1,024,811	623,496
MassMutual Premier High Yield Fund, Class I	2,225,495	234,287	(912,120)	88,075	(13,479)	1,622,258	181,664	117,845	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,613,062	451,673	(771,464)	(278,250)	81,060	4,096,081	376,132	46,930	190,053
MassMutual Premier International Equity Fund, Class I	2,024,306	862,192	(463,915)	(435,387)	(13,374)	1,973,822	201,410	6,246	728,605
MassMutual Premier Short-Duration Bond Fund, Class I	24,585,785	5,883,757	(2,530,038)	(150,129)	(89,149)	27,700,226	2,775,574	1,072,886	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,078,954	225,614	(427,539)	317,273	60,906	2,255,208	143,827	—	33,962
MassMutual Select Blue Chip Growth Fund, Class I	8,258,968	953,099	(1,304,893)	118,485	319,114	8,344,773	273,689	—	380,863
MassMutual Select Diversified Value Fund, Class I	4,537,255	300,967	(622,776)	1,374,583	(57,738)	5,532,291	432,210	108,929	—
MassMutual Select Equity Opportunities Fund, Class I	6,938,550	735,991	(733,563)	729,820	(4,890)	7,665,908	404,107	93,650	411,743

155

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	$5,143,029	$841,333	$(782,256)	$1,814,319	$(70,902)	$6,945,523	689,040	$98,319	$—
MassMutual Select Growth Opportunities Fund, Class I	2,619,491	566,736	(267,035)	(178,684)	56,646	2,797,154	278,879	—	489,970
MassMutual Select Mid Cap Growth Fund, Class I	2,293,156	242,271	(358,577)	252,763	64,299	2,493,912	85,967	—	139,069
MassMutual Select Mid-Cap Value Fund, Class I	3,332,154	156,355	(358,576)	883,376	68,353	4,081,662	281,300	53,154	—
MassMutual Select Overseas Fund, Class I	6,183,415	749,900	(2,334,762)	1,017,166	334,248	5,949,967	607,139	37,118	117,070
MassMutual Select Small Cap Growth Equity Fund, Class I	536,067	72,841	(94,876)	109,534	21,975	645,541	31,598	—	43,846
MassMutual Select Small Cap Value Equity Fund, Class I	1,629,027	117,967	(186,642)	829,347	(3,999)	2,385,700	180,872	—	62,925
MassMutual Select Strategic Bond Fund, Class I	23,523,174	7,180,303	(4,080,705)	(2,124,492)	353,977	24,852,257	2,348,985	789,488	643,226
MassMutual Select Total Return Bond Fund, Class I	25,172,843	10,395,459	(4,228,688)	(2,464,587)	351,500	29,226,527	2,919,733	608,087	965,392
MM Select Equity Asset Fund, Class I	29,884,680	5,358,367	(8,349,030)	(310,151)	2,339,959	28,923,825	3,110,089	405,068	3,046,038
	$186,775,780	$38,884,042	$(33,609,594)	$(143,087)	$4,122,092	$196,029,233		$4,510,251	$7,876,258
60/40 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$3,306,004	$67,011	$—	$176,318	$—	$3,549,333	379,608	$67,012	$—
MassMutual Premier Core Bond Fund, Class I	15,294,498	5,218,413	(2,469,752)	(1,125,469)	143,320	17,061,010	1,551,001	647,326	393,833
MassMutual Premier High Yield Fund, Class I	3,627,019	301,603	(237,371)	138,299	(6,503)	3,823,047	428,113	197,706	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,406,591	299,540	(446,770)	(123,356)	22,267	2,158,272	198,188	24,233	98,136
MassMutual Premier International Equity Fund, Class I	3,360,395	1,453,472	(526,795)	(758,016)	10,245	3,539,301	361,153	10,487	1,223,331
MassMutual Premier Short-Duration Bond Fund, Class I	14,646,831	2,254,791	(1,436,322)	(132,315)	(9,331)	15,323,654	1,535,436	638,423	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	3,564,333	211,504	(3,353,586)	27,731	530,543	980,525	62,533	—	28,695
MassMutual Select Blue Chip Growth Fund, Class I	10,684,162	2,432,434	(1,901,699)	(78,093)	652,644	11,789,448	386,666	—	530,727
MassMutual Select Diversified Value Fund, Class I	6,123,038	1,537,910	(899,605)	2,098,803	(109,059)	8,751,087	683,679	169,120	—
MassMutual Select Equity Opportunities Fund , Class I	8,973,873	4,233,183	(1,014,906)	1,069,978	1,894	13,264,022	699,210	146,567	644,404
MassMutual Select Fundamental Value Fund, Class I	5,940,741	3,020,936	(1,142,122)	2,346,128	(53,729)	10,111,954	1,003,170	129,415	—
MassMutual Select Growth Opportunities Fund, Class I	3,523,188	812,497	(371,023)	(239,422)	77,641	3,802,881	379,151	—	657,812
MassMutual Select Mid Cap Growth Fund, Class I	3,628,349	423,914	(491,532)	332,765	174,094	4,067,590	140,213	—	219,684

156

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
60/40 Allocation Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$4,072,207	$259,131	$(491,532)	$1,119,105	$47,940	$5,006,851	345,062	$64,498	$—
MassMutual Select Overseas Fund, Class I	7,910,902	919,031	(3,522,476)	972,940	691,512	6,971,909	711,419	41,752	131,686
MassMutual Select Small Cap Growth Equity Fund, Class I	1,067,928	139,725	(119,044)	231,503	35,145	1,355,257	66,337	—	88,860
MassMutual Select Small Cap Value Equity Fund, Class I	2,757,039	204,639	(228,528)	1,389,575	27,829	4,150,554	314,674	—	107,595
MassMutual Select Strategic Bond Fund, Class I	13,584,903	1,825,706	(2,392,428)	(990,452)	165,732	12,193,461	1,152,501	383,593	312,528
MassMutual Select Total Return Bond Fund, Class I	13,383,507	6,951,418	(2,441,367)	(1,213,457)	100,316	16,780,417	1,676,365	305,768	485,435
MM Select Equity Asset Fund, Class I	39,698,585	10,256,617	(6,328,192)	1,086,272	1,663,240	46,376,522	4,986,723	616,932	4,639,221
	$167,554,093	$42,823,475	$(29,815,050)	$6,328,836	$4,165,740	$191,057,095		$3,442,832	$9,561,947
80/20 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$2,654,020	$53,796	$—	$141,546	$—	$2,849,362	304,745	$53,797	$—
MassMutual Premier Core Bond Fund, Class I	4,540,046	1,964,258	(1,013,008)	(319,614)	19,854	5,191,536	471,958	197,661	120,257
MassMutual Premier High Yield Fund, Class I	3,088,113	369,186	(308,589)	111,059	(362)	3,259,407	364,995	168,347	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	754,234	189,337	(237,849)	(43,443)	11,503	673,782	61,872	7,577	30,685
MassMutual Premier International Equity Fund, Class I	2,365,263	1,298,502	(634,931)	(541,762)	4,705	2,491,777	254,263	7,414	864,835
MassMutual Premier Short-Duration Bond Fund, Class I	5,826,293	1,746,577	(719,931)	(52,364)	(3,966)	6,796,609	681,023	255,366	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,865,023	1,096,203	(695,776)	378,142	129,065	3,772,657	240,603	—	47,060
MassMutual Select Blue Chip Growth Fund, Class I	9,559,629	1,482,549	(1,630,478)	(21,541)	532,175	9,922,334	325,429	—	443,031
MassMutual Select Diversified Value Fund, Class I	4,788,377	633,729	(770,558)	1,534,145	(135,847)	6,049,846	472,644	115,627	—
MassMutual Select Equity Opportunities Fund, Class I	6,969,958	1,881,789	(910,036)	751,588	15,427	8,708,726	459,079	94,448	415,255
MassMutual Select Fundamental Value Fund, Class I	4,854,155	1,966,897	(978,970)	1,793,468	(78,375)	7,557,175	749,720	92,754	—
MassMutual Select Growth Opportunities Fund, Class I	2,762,566	742,713	(332,083)	(203,543)	72,289	3,041,942	303,284	—	520,030
MassMutual Select Mid Cap Growth Fund, Class I	3,617,102	568,593	(503,535)	379,519	122,442	4,184,121	144,230	—	222,100
MassMutual Select Mid-Cap Value Fund, Class I	3,365,107	391,704	(503,535)	1,002,003	(40,571)	4,214,708	290,469	53,761	—
MassMutual Select Overseas Fund, Class I	6,869,915	1,308,795	(1,761,449)	1,191,105	324,999	7,933,365	809,527	41,398	130,569
MassMutual Select Small Cap Growth Equity Fund, Class I	1,078,368	187,649	(153,437)	225,208	41,583	1,379,371	67,517	—	89,779
MassMutual Select Small Cap Value Equity Fund, Class I	2,211,005	281,276	(297,461)	1,119,608	5,561	3,319,989	251,705	—	86,132

157

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
80/20 Alllocation Fund (Continued)
MassMutual Select Strategic Bond Fund, Class I	$4,626,405	$857,723	$(969,260)	$(302,409)	$17,371	$4,229,830	399,795	$132,580	$108,019
MassMutual Select Total Return Bond Fund, Class I	3,740,299	2,843,306	(1,748,649)	(321,819)	25,472	4,538,609	453,408	79,821	126,724
MM Select Equity Asset Fund, Class I	30,242,475	7,336,171	(6,037,050)	478,254	1,573,524	33,593,374	3,612,191	454,210	3,415,583
	$106,778,353	$27,200,753	$(20,206,585)	$7,299,150	$2,636,849	$123,708,520		$1,754,761	$6,620,059
MM RetireSMART by JPMorgan In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$2,396,443	$128,686	$(388,560)	$139,021	$(12,354)	$2,263,236	242,057	$47,318	$—
MassMutual Premier Core Bond Fund, Class I	37,617,527	6,745,839	(7,334,494)	(2,624,128)	549,629	34,954,373	3,177,670	1,383,079	841,466
MassMutual Premier High Yield Fund, Class I	22,415,603	1,950,548	(5,698,895)	857,253	(90,701)	19,433,808	2,176,238	1,233,816	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	14,257,659	2,321,204	(2,428,304)	(822,637)	176,449	13,504,371	1,240,071	155,475	629,624
MassMutual Premier International Equity Fund, Class I	1,846,446	998,333	(508,146)	(341,797)	(74,134)	1,920,702	195,990	5,910	689,346
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,639,193	500,956	(3,018,259)	486,468	511,911	4,120,269	262,772	—	89,263
MassMutual Select Blue Chip Growth Fund, Class I	2,836,220	292,061	(696,247)	(28,325)	175,877	2,579,586	84,604	—	132,748
MassMutual Select Diversified Value Fund, Class I	3,115,132	171,626	(1,301,877)	789,762	43,828	2,818,471	220,193	69,543	—
MassMutual Select Equity Opportunities Fund, Class I	4,532,676	593,412	(1,504,317)	435,437	25,073	4,082,281	215,197	59,104	259,863
MassMutual Select Fundamental Value Fund, Class I	2,834,922	149,123	(1,271,655)	920,916	(64,583)	2,568,723	254,834	49,257	—
MassMutual Select Growth Opportunities Fund, Class I	847,205	215,276	(242,821)	(96,584)	67,718	790,794	78,843	—	149,623
MassMutual Select Mid Cap Growth Fund, Class I	1,328,901	132,880	(373,011)	68,764	108,586	1,266,120	43,644	—	76,577
MassMutual Select Mid-Cap Value Fund, Class I	1,329,505	59,649	(495,865)	279,138	70,002	1,242,429	85,626	19,477	—
MassMutual Select Overseas Fund, Class I	8,325,278	1,258,984	(2,747,580)	1,704,418	159,196	8,700,296	887,785	49,319	155,548
MassMutual Select Small Cap Growth Equity Fund, Class I	1,191,976	311,600	(616,769)	81,320	183,382	1,151,509	56,364	—	76,100
MassMutual Select Small Cap Value Equity Fund, Class I	1,579,614	254,523	(979,210)	367,209	294,845	1,516,981	115,010	—	43,404
MassMutual Select Strategic Bond Fund, Class I	12,668,244	2,349,285	(2,444,347)	(1,034,450)	204,518	11,743,250	1,109,948	385,720	314,262
MassMutual Select Total Return Bond Fund, Class I	12,667,657	2,486,251	(2,442,606)	(1,167,585)	199,542	11,743,259	1,173,153	294,456	467,475
MM Select Equity Asset Fund, Class I	14,163,621	2,496,980	(4,704,811)	146,188	751,939	12,853,917	1,382,142	208,427	1,567,332
	$151,593,822	$23,417,216	$(39,197,774)	$160,388	$3,280,723	$139,254,375		$3,960,901	$5,492,631

158

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$3,461,506	$923,241	$(343,822)	$198,970	$(11,189)	$4,228,706	452,268	$74,332	$—
MassMutual Premier Core Bond Fund, Class I	66,761,897	15,479,349	(13,130,486)	(4,758,581)	1,040,711	65,392,890	5,944,808	2,433,006	1,480,242
MassMutual Premier High Yield Fund, Class I	39,425,434	3,726,287	(8,219,869)	1,360,397	19,186	36,311,435	4,066,230	2,178,351	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	22,678,836	6,100,190	(2,452,500)	(1,272,762)	178,358	25,232,122	2,316,999	248,534	1,006,483
MassMutual Premier International Equity Fund, Class I	3,663,660	1,775,594	(1,026,293)	(695,612)	(128,909)	3,588,440	366,167	11,738	1,369,256
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,924,965	715,426	(5,907,181)	1,097,363	868,150	7,698,723	490,990	—	173,622
MassMutual Select Blue Chip Growth Fund, Class I	5,599,567	701,024	(1,774,124)	(148,098)	447,571	4,825,940	158,279	—	261,336
MassMutual Select Diversified Value Fund, Class I	6,181,476	219,466	(2,762,812)	1,359,628	268,361	5,266,119	411,416	137,436	—
MassMutual Select Equity Opportunities Fund, Class I	8,991,157	774,467	(3,019,487)	836,702	44,540	7,627,379	402,076	116,811	513,579
MassMutual Select Fundamental Value Fund, Class I	5,597,009	347,941	(2,804,877)	1,747,945	(82,419)	4,805,599	476,746	96,974	—
MassMutual Select Growth Opportunities Fund, Class I	1,674,810	406,012	(548,183)	(205,490)	150,641	1,477,790	147,337	—	295,807
MassMutual Select Mid Cap Growth Fund, Class I	2,633,641	218,143	(838,500)	101,794	250,873	2,365,951	81,556	—	151,335
MassMutual Select Mid-Cap Value Fund, Class I	2,634,829	97,389	(1,093,865)	492,431	190,542	2,321,326	159,981	38,490	—
MassMutual Select Overseas Fund, Class I	16,507,560	2,498,062	(6,412,965)	3,215,650	466,969	16,275,276	1,660,742	96,972	305,846
MassMutual Select Small Cap Growth Equity Fund, Class I	2,280,797	543,323	(1,184,735)	174,226	338,411	2,152,022	105,336	—	147,108
MassMutual Select Small Cap Value Equity Fund, Class I	3,032,344	431,196	(1,901,469)	672,722	599,904	2,834,697	214,913	—	83,663
MassMutual Select Strategic Bond Fund, Class I	22,468,233	5,427,981	(4,417,164)	(1,883,289)	373,676	21,969,437	2,076,506	682,195	555,810
MassMutual Select Total Return Bond Fund, Class I	22,467,194	5,663,801	(4,417,164)	(2,115,164)	370,750	21,969,417	2,194,747	520,778	826,783
MM Select Equity Asset Fund, Class I	27,993,713	5,373,022	(11,095,903)	(85,089)	1,861,739	24,047,482	2,585,751	410,997	3,090,625
	$274,978,628	$51,421,914	$(73,351,399)	$93,743	$7,247,865	$260,390,751		$7,046,614	$10,261,495
MM RetireSMART by JPMorgan 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,977,592	$852,493	$(187,531)	$116,549	$(5,343)	$2,753,760	294,520	$45,109	$—
MassMutual Premier Core Bond Fund, Class I	46,087,968	13,592,797	(8,244,128)	(3,315,892)	604,195	48,724,940	4,429,540	1,723,227	1,048,412
MassMutual Premier High Yield Fund, Class I	23,773,138	3,381,221	(5,573,513)	908,223	(61,858)	22,427,211	2,511,446	1,328,867	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,338,717	3,057,875	(865,062)	(418,014)	91,884	8,205,400	753,480	70,344	284,871

159

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	$4,038,713	$2,091,279	$(990,733)	$(814,319)	$(104,633)	$4,220,307	430,644	$12,996	$1,515,986
MassMutual Premier Strategic Emerging Markets Fund, Class I	11,076,533	1,091,086	(5,024,013)	1,284,290	713,429	9,141,325	582,993	—	178,156
MassMutual Select Blue Chip Growth Fund, Class I	6,110,252	942,474	(1,515,441)	(57,558)	384,466	5,864,193	192,332	—	292,869
MassMutual Select Diversified Value Fund, Class I	6,729,152	429,740	(2,593,326)	1,583,624	265,470	6,414,660	501,145	153,778	—
MassMutual Select Equity Opportunities Fund, Class I	9,783,114	1,032,700	(2,520,933)	855,669	140,695	9,291,245	489,786	130,634	574,351
MassMutual Select Fundamental Value Fund, Class I	6,107,479	545,540	(2,700,247)	2,024,237	(137,383)	5,839,626	579,328	108,676	—
MassMutual Select Growth Opportunities Fund, Class I	1,830,115	502,979	(465,931)	(199,658)	128,532	1,796,037	179,066	—	331,254
MassMutual Select Mid Cap Growth Fund, Class I	2,879,070	342,963	(751,717)	194,077	195,456	2,859,849	98,581	—	170,030
MassMutual Select Mid-Cap Value Fund, Class I	2,880,352	172,933	(1,021,237)	582,824	191,244	2,806,116	193,392	43,247	—
MassMutual Select Overseas Fund, Class I	18,194,272	3,013,928	(6,156,932)	3,482,209	595,898	19,129,375	1,951,977	108,140	341,069
MassMutual Select Small Cap Growth Equity Fund, Class I	2,243,729	585,064	(1,056,553)	241,504	270,931	2,284,675	111,829	—	152,466
MassMutual Select Small Cap Value Equity Fund, Class I	2,975,564	456,094	(1,706,265)	905,281	384,632	3,015,306	228,605	—	86,868
MassMutual Select Strategic Bond Fund, Class I	15,524,936	4,697,695	(2,736,462)	(1,309,970)	195,500	16,371,699	1,547,420	483,989	394,325
MassMutual Select Total Return Bond Fund, Class I	15,524,224	4,833,761	(2,720,791)	(1,480,903)	215,443	16,371,734	1,635,538	369,471	586,568
MM Select Equity Asset Fund, Class I	30,554,550	6,616,379	(9,980,702)	115,292	1,899,175	29,204,694	3,140,290	460,702	3,464,415
	$214,629,470	$48,239,001	$(56,811,517)	$4,697,465	$5,967,733	$216,722,152		$5,039,180	$9,421,640
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Premier Core Bond Fund, Class I	$62,107,192	$20,622,118	$(11,479,846)	$(4,451,599)	$802,316	$67,600,181	6,145,471	$2,312,783	$1,407,098
MassMutual Premier High Yield Fund, Class I	35,324,391	5,994,878	(9,074,507)	1,334,256	(86,748)	33,492,270	3,750,534	1,992,087	—
MassMutual Premier International Equity Fund, Class I	8,698,376	4,211,578	(1,800,236)	(1,868,322)	(117,896)	9,123,500	930,969	28,056	3,272,790
MassMutual Premier Strategic Emerging Markets Fund, Class I	22,948,971	1,888,977	(9,159,307)	2,946,272	1,160,367	19,785,280	1,261,816	—	371,238
MassMutual Select Blue Chip Growth Fund, Class I	13,138,737	2,070,694	(3,040,798)	(336,863)	1,023,414	12,855,184	421,620	—	633,528
MassMutual Select Diversified Value Fund, Class I	14,469,584	595,380	(4,991,070)	3,559,031	389,271	14,022,196	1,095,484	332,820	—
MassMutual Select Equity Opportunities Fund, Class I	21,036,532	1,813,533	(4,676,133)	1,767,321	372,231	20,313,484	1,070,822	282,835	1,243,527
MassMutual Select Fundamental Value Fund, Class I	13,132,722	1,011,187	(5,382,823)	4,406,813	(366,918)	12,800,981	1,269,939	235,096	—

160

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)
MassMutual Select Growth Opportunities Fund, Class I	$3,935,189	$1,066,195	$(909,042)	$(365,389)	$205,260	$3,932,213	392,045	$—	$716,267
MassMutual Select Mid Cap Growth Fund, Class I	6,190,654	650,340	(1,419,594)	630,108	200,167	6,251,675	215,501	—	367,659
MassMutual Select Mid-Cap Value Fund, Class I	6,193,438	248,540	(1,964,486)	1,510,422	146,331	6,134,245	422,760	93,514	—
MassMutual Select Overseas Fund, Class I	42,648,172	6,361,216	(13,237,004)	8,120,368	1,428,455	45,321,207	4,624,613	256,484	808,941
MassMutual Select Small Cap Growth Equity Fund, Class I	4,575,581	1,086,416	(1,978,724)	638,651	400,910	4,722,834	231,171	—	317,691
MassMutual Select Small Cap Value Equity Fund, Class I	6,078,990	757,753	(3,242,353)	2,166,756	466,191	6,227,337	472,126	1	180,997
MassMutual Select Strategic Bond Fund, Class I	20,904,502	7,154,108	(3,835,240)	(1,752,948)	242,727	22,713,149	2,146,800	655,752	534,267
MassMutual Select Total Return Bond Fund, Class I	20,903,533	7,337,499	(3,813,118)	(2,019,868)	305,107	22,713,153	2,269,046	500,588	794,729
MM Select Equity Asset Fund, Class I	65,666,993	13,761,761	(19,636,248)	(743,439)	4,954,677	64,003,744	6,882,123	996,088	7,490,413
	$367,953,557	$76,632,173	$(99,640,529)	$15,541,570	$11,525,862	$372,012,633		$7,686,104	$18,139,145
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Premier Core Bond Fund, Class I	$6,174,035	$2,233,613	$(1,034,162)	$(382,667)	$22,750	$7,013,569	637,597	$223,183	$135,785
MassMutual Premier High Yield Fund, Class I	12,732,095	2,265,385	(3,448,943)	500,510	(58,647)	11,990,400	1,342,710	721,159	—
MassMutual Premier International Equity Fund, Class I	6,789,973	3,778,565	(1,210,742)	(1,386,726)	(185,045)	7,786,025	794,492	22,241	2,594,499
MassMutual Premier Strategic Emerging Markets Fund, Class I	6,629,095	732,251	(2,494,956)	938,673	267,616	6,072,679	387,288	—	107,809
MassMutual Select Blue Chip Growth Fund, Class I	10,300,728	1,929,572	(2,086,483)	(29,280)	574,209	10,688,746	350,566	—	507,602
MassMutual Select Diversified Value Fund, Class I	6,874,713	459,054	(2,184,832)	1,898,458	43,999	7,091,392	554,015	161,317	—
MassMutual Select Equity Opportunities Fund, Class I	6,872,392	935,324	(1,472,943)	546,576	179,040	7,060,389	372,187	94,223	414,267
MassMutual Select Fundamental Value Fund, Class I	6,867,063	656,078	(2,605,819)	2,351,832	(169,986)	7,099,168	704,283	125,637	—
MassMutual Select Growth Opportunities Fund, Class I	3,421,771	1,006,655	(635,507)	(240,441)	92,064	3,644,542	363,364	—	635,916
MassMutual Select Mid Cap Growth Fund, Class I	3,223,360	431,753	(627,719)	349,594	90,530	3,467,518	119,528	—	195,401
MassMutual Select Mid-Cap Value Fund, Class I	3,224,811	210,844	(924,108)	839,888	50,868	3,402,303	234,480	49,703	—
MassMutual Select Overseas Fund, Class I	25,917,418	4,995,752	(6,557,354)	5,235,206	715,119	30,306,141	3,092,463	162,536	512,632
MassMutual Select Small Cap Growth Equity Fund, Class I	2,602,895	620,972	(804,366)	454,328	155,413	3,029,242	148,274	—	188,195
MassMutual Select Small Cap Value Equity Fund, Class I	3,461,301	586,013	(1,653,165)	1,398,212	201,801	3,994,162	302,817	—	107,142
MassMutual Select Strategic Bond Fund, Class I	11,594,407	4,324,168	(1,938,793)	(858,799)	19,333	13,140,316	1,241,996	353,459	287,977

161

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund (Continued)
MassMutual Select Total Return Bond Fund, Class I	$11,593,869	$4,396,605	$(1,900,274)	$(978,159)	$33,372	$13,145,413	1,313,228	$269,823	$428,369
MM Select Equity Asset Fund, Class I	34,337,008	7,767,423	(8,878,804)	(22,545)	2,300,867	35,503,949	3,817,629	532,155	4,001,717
	$162,616,934	$37,330,027	$(40,458,970)	$10,614,660	$4,333,303	$174,435,954		$2,715,436	$10,117,311
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Premier Core Bond Fund, Class I	$4,392,141	$2,088,042	$(979,870)	$(292,467)	$47,294	$5,255,140	477,740	$147,136	$89,518
MassMutual Premier High Yield Fund, Class I	16,616,975	3,014,986	(4,285,342)	654,786	(80,734)	15,920,671	1,782,830	945,320	—
MassMutual Premier International Equity Fund, Class I	11,078,229	6,001,466	(1,543,488)	(2,360,686)	(213,098)	12,962,423	1,322,696	36,264	4,230,235
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,596,839	1,332,428	(3,712,761)	1,529,000	375,493	10,120,999	645,472	—	173,395
MassMutual Select Blue Chip Growth Fund, Class I	16,730,429	3,219,860	(2,928,715)	39,852	824,120	17,885,546	586,604	—	829,339
MassMutual Select Diversified Value Fund, Class I	11,165,791	609,035	(3,064,218)	3,377,509	(232,160)	11,855,957	926,247	263,057	—
MassMutual Select Equity Opportunities Fund, Class I	11,162,820	1,536,261	(2,064,479)	883,038	286,755	11,804,395	622,266	153,649	675,542
MassMutual Select Fundamental Value Fund, Class I	11,153,528	1,031,234	(3,852,326)	3,788,156	(253,296)	11,867,296	1,177,311	205,093	—
MassMutual Select Growth Opportunities Fund, Class I	5,557,476	1,729,904	(920,774)	(406,109)	149,422	6,109,919	609,164	—	1,039,788
MassMutual Select Mid Cap Growth Fund , Class I	5,279,534	807,092	(962,771)	580,407	132,759	5,837,021	201,207	—	321,345
MassMutual Select Mid-Cap Value Fund, Class I	5,281,907	280,116	(1,288,849)	1,498,137	(43,859)	5,727,452	394,724	81,737	—
MassMutual Select Overseas Fund, Class I	43,718,614	7,547,882	(9,282,354)	8,978,123	956,628	51,918,893	5,297,846	273,598	862,918
MassMutual Select Small Cap Growth Equity Fund, Class I	4,133,153	1,048,952	(1,238,124)	724,074	232,794	4,900,849	239,885	—	301,319
MassMutual Select Small Cap Value Equity Fund, Class I	5,486,247	922,661	(2,458,186)	2,373,785	148,181	6,472,688	490,727	—	171,692
MassMutual Select Strategic Bond Fund, Class I	8,202,457	4,055,551	(1,824,815)	(712,364)	121,206	9,842,035	930,249	237,768	193,719
MassMutual Select Total Return Bond Fund, Class I	8,202,075	4,075,285	(1,778,913)	(702,661)	46,252	9,842,038	983,221	181,504	288,152
MM Select Equity Asset Fund, Class I	55,769,804	12,576,386	(12,583,717)	425,470	3,214,170	59,402,113	6,387,324	869,389	6,537,660
	$234,528,019	$51,877,141	$(54,769,702)	$20,378,050	$5,711,927	$257,725,435		$3,394,515	$15,714,622
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Premier Core Bond Fund, Class I	$372,518	$139,868	$(399,930)	$(13,372)	$9,894	$108,978	9,907	$4,047	$2,462
MassMutual Premier High Yield Fund, Class I	6,685,091	1,381,940	(2,125,186)	246,404	(12,171)	6,176,078	691,610	386,133	—
MassMutual Premier International Equity Fund, Class I	5,505,635	3,277,589	(766,004)	(1,174,478)	(109,454)	6,733,288	687,070	18,218	2,125,160

162

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	$5,195,135	$730,215	$(1,617,597)	$764,470	$189,757	$5,261,980	335,585	$—	$85,929
MassMutual Select Blue Chip Growth Fund, Class I	8,330,214	1,930,533	(1,329,145)	109,016	339,888	9,380,506	307,658	—	418,653
MassMutual Select Diversified Value Fund, Class I	5,538,130	357,635	(1,314,137)	1,746,060	(116,489)	6,211,199	485,250	133,219	—
MassMutual Select Equity Opportunities Fund, Class I	5,547,684	993,210	(965,900)	467,318	141,869	6,184,181	325,998	77,811	342,105
MassMutual Select Fundamental Value Fund, Class I	5,543,371	591,348	(1,738,194)	1,881,340	(50,686)	6,227,179	617,776	103,576	—
MassMutual Select Growth Opportunities Fund, Class I	2,769,668	983,465	(426,340)	(188,546)	58,280	3,196,527	318,697	—	525,877
MassMutual Select Mid Cap Growth Fund, Class I	2,624,008	463,160	(400,617)	305,330	58,921	3,050,802	105,164	—	162,516
MassMutual Select Mid-Cap Value Fund, Class I	2,625,198	164,665	(545,609)	771,330	(21,944)	2,993,640	206,316	41,339	—
MassMutual Select Overseas Fund, Class I	22,196,642	4,804,825	(4,536,478)	4,653,775	561,446	27,680,210	2,824,511	140,459	443,002
MassMutual Select Small Cap Growth Equity Fund, Class I	2,009,053	589,654	(587,338)	359,048	118,883	2,489,300	121,845	—	149,723
MassMutual Select Small Cap Value Equity Fund, Class I	2,666,762	512,677	(1,165,208)	1,213,809	50,917	3,278,957	248,594	—	85,313
MassMutual Select Strategic Bond Fund, Class I	684,179	267,457	(730,915)	(32,958)	17,048	204,811	19,358	9,811	7,994
MassMutual Select Total Return Bond Fund, Class I	684,147	269,045	(726,056)	(27,648)	5,323	204,811	20,461	7,487	11,886
MM Select Equity Asset Fund, Class I	27,740,666	6,825,150	(5,328,133)	540,954	1,408,725	31,187,362	3,353,480	438,706	3,298,994
	$106,718,101	$24,282,436	$(24,702,787)	$11,621,852	$2,650,207	$120,569,809		$1,360,806	$7,659,614
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Premier Core Bond Fund, Class I	$494,217	$178,053	$(522,982)	$(18,177)	$13,385	$144,496	13,136	$5,517	$3,356
MassMutual Premier High Yield Fund, Class I	8,913,098	1,852,969	(2,851,089)	337,098	(30,081)	8,221,995	920,716	513,898	—
MassMutual Premier International Equity Fund, Class I	7,323,149	4,480,317	(1,114,482)	(1,523,415)	(197,463)	8,968,106	915,113	24,325	2,837,591
MassMutual Premier Strategic Emerging Markets Fund, Class I	6,911,080	987,134	(2,136,489)	1,033,382	213,915	7,009,022	447,004	—	114,472
MassMutual Select Blue Chip Growth Fund, Class I	11,095,449	2,663,551	(1,854,490)	128,510	443,410	12,476,430	409,197	—	558,794
MassMutual Select Diversified Value Fund, Class I	7,384,075	556,778	(1,800,926)	2,171,832	(41,395)	8,270,364	646,122	177,688	—
MassMutual Select Equity Opportunities Fund, Class I	7,381,551	1,436,770	(1,380,093)	726,169	69,841	8,234,238	434,066	103,784	456,302
MassMutual Select Fundamental Value Fund, Class I	7,383,507	813,771	(2,302,374)	2,529,228	(141,991)	8,282,141	821,641	138,247	—
MassMutual Select Growth Opportunities Fund, Class I	3,685,166	1,318,945	(567,291)	(302,559)	122,279	4,256,540	424,381	—	701,417

163

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2050 Fund (Continued)
MassMutual Select Mid Cap Growth Fund, Class I	$3,491,341	$621,701	$(525,086)	$405,745	$68,655	$4,062,356	140,033	$—	$216,765
MassMutual Select Mid-Cap Value Fund, Class I	3,492,931	278,919	(766,026)	978,607	1,674	3,986,105	274,714	55,138	—
MassMutual Select Overseas Fund, Class I	29,558,116	6,679,912	(6,242,063)	6,140,538	689,745	36,826,248	3,757,780	187,474	591,284
MassMutual Select Small Cap Growth Equity Fund, Class I	2,673,101	800,883	(788,099)	475,832	147,232	3,308,949	161,965	—	199,702
MassMutual Select Small Cap Value Equity Fund, Class I	3,548,157	710,302	(1,547,956)	1,611,590	44,226	4,366,319	331,033	—	113,792
MassMutual Select Strategic Bond Fund, Class I	907,698	340,441	(955,472)	(44,304)	23,200	271,563	25,668	13,122	10,692
MassMutual Select Total Return Bond Fund, Class I	907,655	343,375	(949,889)	(36,655)	7,076	271,562	27,129	10,014	15,899
MM Select Equity Asset Fund, Class I	36,949,254	9,435,316	(7,348,478)	577,055	1,866,891	41,480,038	4,460,219	585,558	4,403,297
	$142,099,545	$33,499,137	$(33,653,285)	$15,190,476	$3,300,599	$160,436,472		$1,814,765	$10,223,363
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Premier Core Bond Fund, Class I	$167,377	$65,037	$(180,714)	$(5,799)	$4,172	$50,073	4,552	$1,825	$1,111
MassMutual Premier High Yield Fund, Class I	3,020,855	656,680	(956,876)	112,243	(7,096)	2,825,806	316,440	174,159	—
MassMutual Premier International Equity Fund, Class I	2,482,028	1,581,919	(400,971)	(512,492)	(69,843)	3,080,641	314,351	8,244	961,655
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,342,279	411,956	(776,011)	342,360	86,995	2,407,579	153,545	—	38,793
MassMutual Select Blue Chip Growth Fund, Class I	3,759,265	960,442	(622,645)	53,147	149,767	4,299,976	141,029	—	189,183
MassMutual Select Diversified Value Fund, Class I	2,502,559	207,318	(602,812)	686,082	48,735	2,841,882	222,022	60,074	—
MassMutual Select Equity Opportunities Fund, Class I	2,501,747	501,336	(449,551)	249,075	26,911	2,829,518	149,158	35,089	154,273
MassMutual Select Fundamental Value Fund, Class I	2,501,614	348,197	(820,713)	884,324	(58,941)	2,854,481	283,183	46,805	—
MassMutual Select Growth Opportunities Fund, Class I	1,248,980	467,530	(196,003)	(100,483)	42,526	1,462,550	145,818	—	237,145
MassMutual Select Mid Cap Growth Fund, Class I	1,183,291	246,609	(198,231)	134,609	29,591	1,395,869	48,117	—	73,287
MassMutual Select Mid-Cap Value Fund, Class I	1,183,829	104,874	(256,705)	304,483	33,233	1,369,714	94,398	18,642	—
MassMutual Select Overseas Fund, Class I	10,014,213	2,407,848	(2,076,689)	2,095,158	246,588	12,687,118	1,294,604	63,471	200,188
MassMutual Select Small Cap Growth Equity Fund, Class I	905,970	293,312	(275,346)	160,582	54,444	1,138,962	55,749	—	67,518
MassMutual Select Small Cap Value Equity Fund, Class I	1,202,557	258,604	(529,445)	539,526	29,058	1,500,300	113,745	—	38,472
MassMutual Select Strategic Bond Fund, Class I	307,410	123,197	(329,120)	(14,216)	6,835	94,106	8,895	4,462	3,635
MassMutual Select Total Return Bond Fund, Class I	307,396	124,764	(327,839)	(12,109)	1,894	94,106	9,401	3,406	5,406

164

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)
MM Select Equity Asset Fund, Class I	$12,518,819	$3,414,288	$(2,513,345)	$270,511	$605,830	$14,296,103	1,537,215	$198,245	$1,490,768
	$48,150,189	$12,173,911	$(11,513,016)	$5,187,001	$1,230,699	$55,228,784		$614,422	$3,461,434
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Premier Core Bond Fund, Class I	$49,455	$20,693	$(54,754)	$(1,748)	$1,225	$14,871	1,352	$571	$348
MassMutual Premier High Yield Fund, Class I	894,256	230,553	(312,099)	28,677	2,062	843,449	94,451	51,621	—
MassMutual Premier International Equity Fund, Class I	734,319	521,720	(161,537)	(143,879)	(31,087)	919,536	93,830	2,460	287,003
MassMutual Premier Strategic Emerging Markets Fund, Class I	693,039	166,318	(268,450)	97,025	30,701	718,633	45,831	—	11,592
MassMutual Select Blue Chip Growth Fund, Class I	1,111,873	323,549	(216,206)	5,988	55,830	1,281,034	42,015	—	56,371
MassMutual Select Diversified Value Fund, Class I	740,729	98,855	(208,017)	209,966	6,736	848,269	66,271	17,924	—
MassMutual Select Equity Opportunities Fund, Class I	740,486	192,339	(169,234)	64,413	16,579	844,583	44,522	10,469	46,029
MassMutual Select Fundamental Value Fund, Class I	739,899	139,526	(272,538)	259,420	(15,912)	850,395	84,365	13,946	—
MassMutual Select Growth Opportunities Fund, Class I	369,679	158,646	(75,048)	(30,663)	13,960	436,574	43,527	—	70,755
MassMutual Select Mid Cap Growth Fund , Class I	350,238	90,413	(72,749)	38,026	10,729	416,657	14,363	—	21,866
MassMutual Select Mid-Cap Value Fund, Class I	350,398	51,670	(92,728)	92,785	6,709	408,834	28,176	5,562	—
MassMutual Select Overseas Fund, Class I	2,960,560	870,620	(742,464)	602,158	89,204	3,780,078	385,722	18,917	59,665
MassMutual Select Small Cap Growth Equity Fund, Class I	268,156	101,714	(93,687)	44,846	18,967	339,996	16,642	—	20,145
MassMutual Select Small Cap Value Equity Fund, Class I	355,934	94,576	(170,258)	152,813	14,746	447,811	33,951	—	11,479
MassMutual Select Strategic Bond Fund, Class I	90,830	39,025	(99,701)	(4,112)	1,905	27,947	2,642	1,336	1,088
MassMutual Select Total Return Bond Fund, Class I	90,826	39,411	(99,242)	(3,478)	431	27,948	2,792	1,020	1,618
MM Select Equity Asset Fund, Class I	3,702,672	1,172,948	(875,875)	36,231	223,040	4,259,016	457,959	59,072	444,204
	$14,243,349	$4,312,576	$(3,984,587)	$1,448,468	$445,825	$16,465,631		$182,898	$1,032,163
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$32,717,460	$9,063,626	$(2,489,341)	$(1,479,002)	$44,060	$37,856,803	3,700,567	$516,106	$612,614
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,983,756	1,370,075	(441,192)	(142,501)	12,652	6,782,790	726,987	375,035	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	20,157,618	2,452,283	(3,902,293)	3,811,007	534,867	23,053,482	1,985,657	342,454	—
MassMutual Select T. Rowe Price Large Cap Blend Fund Class I	11,842,769	2,605,189	(1,051,905)	2,589,321	276,576	16,261,950	1,022,121	114,476	—

165

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$44,857,972	$5,913,159	$(5,528,423)	$(55,215)	$203,901	$45,391,394	4,258,105	$780,748	$627,023
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,627,878	249,035	(187,466)	370,015	12,754	2,072,216	170,553	38,314	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	11,213,391	1,822,792	(2,536,474)	2,007,039	558,070	13,064,818	857,834	86,289	600,344
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,170,827	2,159,500	(155,823)	(1,066,357)	(46,333)	2,061,814	289,581	26,051	715,733
MM S&P 500 Index Fund, Class I	23,337,394	5,778,368	(6,482,966)	294,589	488,288	23,415,673	1,190,426	423,694	2,848,028
	$152,909,065	$31,414,027	$(22,775,883)	$6,328,896	$2,084,835	$169,960,940		$2,703,167	$5,403,742
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$8,651,393	$1,725,700	$(1,701,707)	$(473,952)	$135,216	$8,336,650	814,922	$128,623	$152,675
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,630,236	349,979	(381,240)	(44,610)	16,425	1,570,790	168,359	95,675	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	3,594,004	723,931	(1,010,304)	566,627	215,629	4,089,887	352,273	62,513	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	2,176,483	608,866	(501,446)	399,103	115,785	2,798,791	175,914	20,571	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	5,648,623	1,443,638	(1,156,819)	(60,588)	73,861	5,948,715	558,041	103,187	82,870
MassMutual Select T. Rowe Price Real Assets Fund, Class I	296,229	79,473	(73,516)	59,720	9,557	371,463	30,573	6,861	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,990,031	457,465	(550,083)	277,463	179,504	2,354,380	154,588	15,345	106,765
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	316,841	478,576	(106,933)	(230,503)	(28,476)	429,505	60,324	6,185	169,936
MM S&P 500 Index Fund, Class I	4,207,083	1,341,829	(1,461,454)	(6,056)	144,420	4,225,822	214,836	79,534	534,616
	$28,510,923	$7,209,457	$(6,943,502)	$487,204	$861,921	$30,126,003		$518,494	$1,046,862
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$35,177,766	$4,306,432	$(3,410,083)	$(1,594,394)	$196,800	$34,676,521	3,389,689	$528,937	$627,841
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,716,939	722,626	(1,061,659)	(83,412)	(30,025)	6,264,469	671,433	382,803	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	18,362,176	1,478,852	(3,303,796)	3,615,010	303,393	20,455,635	1,761,898	315,911	—
MassMutual Select T. Rowe Price Large Cap Blend Fund Class I	11,011,907	1,597,576	(1,171,096)	2,260,103	302,782	14,001,272	880,030	104,084	—

166

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$22,286,019	$3,141,513	$(2,161,468)	$(62,870)	$109,044	$23,312,238	2,186,889	$406,415	$326,395
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,485,586	264,696	(240,180)	327,229	12,039	1,849,370	152,211	33,785	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,137,451	1,182,749	(1,938,575)	1,774,380	522,872	11,678,877	766,834	78,134	543,611
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,576,295	1,914,076	(236,637)	(1,146,253)	(64,438)	2,043,043	286,944	28,898	793,961
MM S&P 500 Index Fund, Class I	21,244,346	4,398,809	(5,191,435)	276,532	382,233	21,110,485	1,073,233	395,396	2,657,809
	$127,998,485	$19,007,329	$(18,714,929)	$5,366,325	$1,734,700	$135,391,910		$2,274,363	$4,949,617
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$32,167,046	$6,920,668	$(2,781,629)	$(1,490,259)	$149,502	$34,965,328	3,417,921	$495,007	$587,568
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,602,702	1,227,510	(613,394)	(132,543)	17,155	6,101,430	653,958	347,428	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	19,628,472	3,730,992	(3,201,740)	3,980,590	379,973	24,518,287	2,111,825	349,008	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	18,578,342	3,695,000	(2,092,310)	3,744,074	556,143	24,481,249	1,538,733	171,964	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,091,917	5,422,686	(1,534,895)	(19,454)	70,710	21,030,964	1,972,886	330,371	265,322
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,594,776	496,351	(208,479)	376,802	9,064	2,268,514	186,709	38,341	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,923,468	2,463,780	(1,756,419)	2,221,122	348,542	14,200,493	932,403	87,589	609,392
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,554,429	2,322,435	(225,964)	(1,169,368)	(77,992)	2,403,540	337,576	29,151	800,899
MM S&P 500 Index Fund, Class I	15,859,320	5,364,328	(4,540,491)	327,734	208,970	17,219,861	875,438	305,745	2,055,189
	$123,000,472	$31,643,750	$(16,955,321)	$7,838,698	$1,662,067	$147,189,666		$2,154,604	$4,318,370
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$165,457,590	$30,086,272	$(24,040,906)	$(8,096,507)	$1,310,020	$164,716,469	16,101,317	$2,571,334	$3,052,147
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	25,624,545	3,284,583	(2,904,089)	(375,636)	(100,313)	25,529,090	2,736,237	1,552,772	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	120,214,306	11,125,804	(24,846,216)	24,390,607	1,169,784	132,054,285	11,374,185	2,068,531	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	134,447,878	11,074,790	(24,359,011)	22,045,279	7,160,254	150,369,190	9,451,238	1,167,062	—

167

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2020 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$59,797,808	$29,280,903	$(8,101,011)	$(175,972)	$427,008	$81,228,736	7,619,957	$1,045,983	$840,035
MassMutual Select T. Rowe Price Real Assets Fund, Class I	9,832,898	1,657,048	(1,621,641)	2,184,517	63,641	12,116,463	997,240	228,390	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	67,795,474	8,411,163	(16,530,623)	10,628,469	4,380,581	74,685,064	4,903,812	495,001	3,443,903
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	8,776,074	9,782,547	(1,494,245)	(6,159,350)	(266,543)	10,638,483	1,494,169	153,400	4,214,540
MM S&P 500 Index Fund, Class I	77,330,965	28,542,530	(31,855,038)	(1,153,687)	3,879,431	76,744,201	3,901,586	1,437,194	9,660,667
	$669,277,538	$133,245,640	$(135,752,780)	$43,287,720	$18,023,863	$728,081,981		$10,719,667	$21,211,292
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$112,198,612	$29,940,893	$(15,059,314)	$(5,680,849)	$769,233	$122,168,575	11,942,187	$1,839,678	$2,183,679
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	15,815,352	3,603,441	(1,595,118)	(288,615)	(56,050)	17,479,010	1,873,420	1,012,491	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	111,755,338	20,563,529	(21,208,389)	23,399,526	1,367,256	135,877,260	11,703,468	2,025,034	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	125,512,183	22,223,221	(22,555,550)	21,482,472	6,718,389	153,380,715	9,640,523	1,140,951	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	20,508,376	23,124,116	(3,128,558)	(58,355)	184,429	40,630,008	3,811,445	381,288	306,214
MassMutual Select T. Rowe Price Real Assets Fund, Class I	8,793,064	2,284,936	(893,512)	2,105,478	67,954	12,357,920	1,017,113	223,761	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	62,448,470	13,730,296	(13,115,168)	10,990,758	3,455,838	77,510,194	5,089,310	485,237	3,375,979
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	7,653,746	9,774,010	(1,352,154)	(5,506,762)	(357,768)	10,211,072	1,434,139	140,015	3,846,816
MM S&P 500 Index Fund, Class I	70,612,383	29,978,266	(24,739,877)	551,102	1,884,912	78,286,786	3,980,009	1,411,194	9,485,899
	$535,297,524	$155,222,708	$(103,647,640)	$46,994,755	$14,034,193	$647,901,540		$8,659,649	$19,198,587
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$191,362,031	$31,472,135	$(10,446,303)	$(8,689,997)	$608,105	$204,305,971	19,971,258	$3,011,392	$3,574,491
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	26,203,965	3,278,618	(2,574,064)	(396,391)	(98,544)	26,413,584	2,831,038	1,544,639	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	282,312,980	27,837,927	(22,999,635)	61,583,134	795,361	349,529,767	30,105,923	5,055,353	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	353,530,213	30,824,565	(39,387,030)	66,775,008	11,384,696	423,127,452	26,595,063	3,124,130	—

168

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$16,198,336	$23,735,426	$(3,988,829)	$(44,582)	$158,044	$36,058,395	3,382,589	$285,866	$229,581
MassMutual Select T. Rowe Price Real Assets Fund, Class I	21,982,667	5,752,442	(1,244,783)	5,269,418	71,130	31,830,874	2,619,825	542,228	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	162,226,455	21,542,621	(23,034,498)	31,050,582	6,241,298	198,026,458	13,002,394	1,259,502	8,762,824
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	18,004,793	22,579,946	(1,872,346)	(14,093,778)	(111,745)	24,506,870	3,441,976	338,660	9,304,431
MM S&P 500 Index Fund, Class I	167,045,101	46,221,150	(36,758,643)	(2,205,430)	7,473,702	181,775,880	9,241,275	3,293,362	22,137,641
	$1,238,866,541	$213,244,830	$(142,306,131)	$139,247,964	$26,522,047	$1,475,575,251		$18,455,132	$44,008,968
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$57,364,467	$11,150,437	$(3,156,585)	$(2,618,639)	$178,018	$62,917,698	6,150,313	$906,624	$1,076,154
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	8,181,663	1,397,693	(1,473,627)	(107,474)	(39,618)	7,958,637	853,016	450,985	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	128,415,627	26,436,498	(9,657,683)	28,936,845	584,094	174,715,381	15,048,698	2,402,702	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	179,488,073	29,850,597	(17,181,029)	35,873,713	5,043,669	233,075,023	14,649,593	1,636,171	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	—	3,350,000	—	8,577	—	3,358,577	315,064	—	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	9,890,767	4,403,397	(579,852)	2,443,103	50,028	16,207,443	1,333,946	251,481	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	73,803,655	15,550,751	(8,743,020)	15,076,092	2,445,161	98,132,639	6,443,377	595,567	4,143,587
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	7,037,062	8,273,110	(773,064)	(4,988,595)	(216,199)	9,332,314	1,310,718	123,564	3,394,807
MM S&P 500 Index Fund, Class I	61,214,664	21,788,298	(7,868,609)	552,533	1,583,885	77,270,771	3,928,356	1,295,714	8,709,654
	$525,395,978	$122,200,781	$(49,433,469)	$75,176,155	$9,629,038	$682,968,483		$7,662,808	$17,324,202
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$69,433,332	$8,437,141	$(3,474,620)	$(3,057,430)	$198,602	$71,537,025	6,992,867	$1,076,569	$1,277,877
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	8,739,329	799,138	(2,580,432)	(14,511)	(100,093)	6,843,431	733,487	402,566	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	260,441,637	33,215,467	(16,665,916)	58,090,075	564,208	335,645,471	28,910,032	4,785,618	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	397,808,289	35,790,233	(34,431,150)	78,763,389	9,655,009	487,585,770	30,646,497	3,540,806	—

169

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2040 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I	$—	$6,150,000	$—	$16,163	$—	$6,166,163	578,439	$—	$—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	19,079,377	8,706,073	(1,163,562)	4,579,556	72,993	31,274,437	2,574,028	471,470	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	149,047,197	19,992,054	(14,245,220)	30,878,325	3,909,992	189,582,348	12,447,955	1,178,725	8,200,833
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	11,211,143	9,102,940	(829,923)	(7,084,872)	(93,036)	12,306,252	1,728,406	170,127	4,674,110
MM S&P 500 Index Fund, Class I	93,374,318	26,709,130	(9,243,817)	2,528,246	648,270	114,016,147	5,796,449	1,926,847	12,952,065
	$1,009,134,622	$148,902,176	$(82,634,640)	$164,698,941	$14,855,945	$1,254,957,044		$13,552,728	$27,104,885
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$13,961,820	$2,682,743	$(1,027,837)	$(648,461)	$56,599	$15,024,864	1,468,706	$222,730	$264,377
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,690,726	142,202	(915,544)	(14,008)	2,829	906,205	97,128	52,538	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	105,301,751	22,003,745	(7,497,159)	24,029,047	464,943	144,302,327	12,429,141	1,999,172	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	163,195,899	26,245,369	(15,800,085)	32,590,381	4,532,293	210,763,857	13,247,257	1,487,649	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,512,194	4,478,548	(528,977)	1,911,397	41,481	13,414,643	1,104,086	198,882	—
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	59,721,897	12,760,978	(5,023,891)	12,914,731	1,379,189	81,752,904	5,367,886	487,890	3,394,437
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,016,070	3,355,990	(265,149)	(2,129,487)	(69,073)	3,908,351	548,926	52,199	1,434,130
MM S&P 500 Index Fun, Class I	33,328,043	11,726,270	(2,928,124)	558,488	642,148	43,326,825	2,202,686	704,228	4,733,748
	$387,728,400	$83,395,845	$(33,986,766)	$69,212,088	$7,050,409	$513,399,976		$5,205,288	$9,826,692
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$22,388,360	$3,376,520	$(3,734,977)	$(1,071,645)	$158,653	$21,116,911	2,064,214	$349,699	$415,088
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,640,606	181,177	(1,434,426)	(21,836)	4,951	1,370,472	146,889	79,405	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	169,863,344	28,348,936	(9,324,216)	38,489,554	179,972	227,557,590	19,600,137	3,147,772	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	261,812,031	31,786,652	(20,280,770)	53,407,459	5,503,061	332,228,433	20,881,737	2,346,543	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,187,522	6,655,482	(696,362)	3,041,597	30,238	21,218,477	1,746,377	308,179	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	96,213,841	16,389,890	(6,945,912)	20,921,507	1,819,566	128,398,892	8,430,656	770,117	5,357,997

170

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/21	Number of Shares Held as of 3/31/21	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2050 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	$4,938,589	$4,864,306	$(335,363)	$(3,400,975)	$(41,475)	$6,025,081	846,219	$81,379	$2,235,812
MM S&P 500 Index Fund, Class I	53,868,798	16,367,768	(2,981,359)	1,705,191	236,055	69,196,453	3,517,867	1,114,122	7,489,020
	$623,913,091	$107,970,731	$(45,733,385)	$113,070,851	$7,891,021	$807,112,309		$8,197,216	$15,497,917
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,516,809	$1,611,757	$(1,352,655)	$(388,923)	$70,983	$7,457,971	729,029	$121,489	$144,205
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	925,457	85,748	(521,558)	(11,653)	5,909	483,903	51,865	27,790	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	57,134,798	13,176,155	(3,709,744)	13,245,764	179,502	80,026,475	6,892,892	1,094,124	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	87,706,419	16,834,204	(8,032,309)	17,996,320	2,288,403	116,793,037	7,340,857	811,030	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,107,526	2,584,965	(279,337)	1,042,112	19,876	7,475,142	615,238	106,993	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	32,271,824	7,779,343	(2,654,548)	7,095,813	735,920	45,228,352	2,969,688	266,727	1,855,726
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,627,222	1,816,667	(133,912)	(1,170,924)	(15,081)	2,123,972	298,311	28,059	770,879
MM S&P 500 Index Fund, Class I	17,776,027	7,261,587	(1,299,091)	356,712	311,633	24,406,868	1,240,817	381,216	2,562,492
	$209,066,082	$51,150,426	$(17,983,154)	$38,165,221	$3,597,145	$283,995,720		$2,837,428	$5,333,302
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,170,075	$797,193	$(454,025)	$(100,626)	$4,640	$2,417,257	236,291	$35,671	$42,341
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	232,646	40,851	(125,759)	1,989	(4,081)	145,646	15,611	7,878	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	16,546,037	6,795,812	(1,623,811)	3,669,858	279,470	25,667,366	2,210,798	321,414	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	25,250,126	9,250,592	(3,062,797)	5,056,458	943,816	37,438,195	2,353,123	237,888	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,201,293	997,964	(124,673)	308,864	10,006	2,393,454	196,992	31,320	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	9,329,966	3,853,328	(1,295,354)	1,932,184	366,035	14,186,159	931,462	77,545	539,516
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	534,195	628,302	(111,712)	(350,859)	(5,001)	694,925	97,602	8,285	227,614
MM S&P 500 Index Fund, Class I	5,204,832	3,121,981	(595,896)	162,658	57,698	7,951,273	404,233	113,214	761,015
	$60,469,170	$25,486,023	$(7,394,027)	$10,680,526	$1,652,583	$90,894,275		$833,215	$1,570,486

*	Fund advised by Barings LLC.

171

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective May 1, 2021, the Trust will change its address from 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981 to 1295 State Street, Springfield, Massachusetts 01111-0001. In addition, each Fund noted below will change its name as follows:

Current Name	Updated Name
MassMutual Select 20/80 Allocation Fund	MassMutual 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund	MassMutual 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund	MassMutual 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund	MassMutual 80/20 Allocation Fund

172

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

173

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2021:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
20/80 Allocation Fund
Class I	$1,000	0.03%	$1,048.80	$0.15	$1,024.80	$0.15
Class R5	1,000	0.13%	1,048.90	0.66	1,024.30	0.66
Service Class	1,000	0.23%	1,048.40	1.17	1,023.80	1.16
Administrative Class	1,000	0.33%	1,047.50	1.68	1,023.30	1.66
Class A	1,000	0.58%	1,046.20	2.96	1,022.00	2.92
Class R4	1,000	0.48%	1,046.90	2.45	1,022.50	2.42
Class R3	1,000	0.73%	1,045.50	3.72	1,021.30	3.68
40/60 Allocation Fund
Class I	1,000	0.05%	1,092.60	0.26	1,024.70	0.25
Class R5	1,000	0.15%	1,092.50	0.78	1,024.20	0.76
Service Class	1,000	0.25%	1,092.30	1.30	1,023.70	1.26
Administrative Class	1,000	0.35%	1,090.80	1.82	1,023.20	1.77
Class A	1,000	0.60%	1,090.00	3.13	1,021.90	3.02
Class R4	1,000	0.50%	1,089.60	2.60	1,022.40	2.52
Class R3	1,000	0.75%	1,088.70	3.91	1,021.20	3.78

174

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
60/40 Allocation Fund
Class I	$1,000	0.05%	$1,142.80	$0.27	$1,024.70	$0.25
Class R5	1,000	0.15%	1,142.90	0.80	1,024.20	0.76
Service Class	1,000	0.25%	1,142.60	1.34	1,023.70	1.26
Administrative Class	1,000	0.35%	1,142.20	1.87	1,023.20	1.77
Class A	1,000	0.60%	1,139.60	3.20	1,021.90	3.02
Class R4	1,000	0.50%	1,141.20	2.67	1,022.40	2.52
Class R3	1,000	0.75%	1,139.80	4.00	1,021.20	3.78
80/20 Allocation Fund
Class I	1,000	0.08%	1,178.50	0.43	1,024.50	0.40
Class R5	1,000	0.18%	1,177.30	0.98	1,024.00	0.91
Service Class	1,000	0.28%	1,176.20	1.52	1,023.50	1.41
Administrative Class	1,000	0.38%	1,176.60	2.06	1,023.00	1.92
Class A	1,000	0.63%	1,174.80	3.42	1,021.80	3.18
Class R4	1,000	0.53%	1,174.90	2.87	1,022.30	2.67
Class R3	1,000	0.78%	1,173.90	4.23	1,021.00	3.93
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	1,086.00	0.31	1,024.60	0.30
Class R5	1,000	0.16%	1,084.60	0.83	1,024.10	0.81
Service Class	1,000	0.26%	1,084.50	1.35	1,023.60	1.31
Administrative Class	1,000	0.36%	1,084.20	1.87	1,023.10	1.82
Class A	1,000	0.61%	1,083.00	3.17	1,021.90	3.07
Class R4	1,000	0.51%	1,083.50	2.65	1,022.40	2.57
Class R3	1,000	0.76%	1,081.80	3.94	1,021.10	3.83
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	1,090.70	0.21	1,024.70	0.20
Class R5	1,000	0.14%	1,089.80	0.73	1,024.20	0.71
Service Class	1,000	0.24%	1,089.80	1.25	1,023.70	1.21
Administrative Class	1,000	0.34%	1,088.80	1.77	1,023.20	1.72
Class A	1,000	0.59%	1,088.60	3.07	1,022.00	2.97
Class R4	1,000	0.49%	1,089.10	2.55	1,022.50	2.47
Class R3	1,000	0.74%	1,087.10	3.85	1,021.20	3.73
MM RetireSMART by JPMorgan 2025 Fund
Class I	1,000	0.01%	1,123.60	0.05	1,024.90	0.05
Class R5	1,000	0.11%	1,122.30	0.58	1,024.40	0.56
Service Class	1,000	0.21%	1,122.00	1.11	1,023.90	1.06
Administrative Class	1,000	0.31%	1,121.60	1.64	1,023.40	1.56
Class A	1,000	0.56%	1,120.30	2.96	1,022.10	2.82
Class R4	1,000	0.46%	1,120.60	2.43	1,022.60	2.32
Class R3	1,000	0.71%	1,119.30	3.75	1,021.40	3.58
MM RetireSMART by JPMorgan 2030 Fund
Class I	1,000	0.04%	1,150.40	0.21	1,024.70	0.20
Class R5	1,000	0.14%	1,149.10	0.75	1,024.20	0.71
Service Class	1,000	0.24%	1,149.80	1.29	1,023.70	1.21
Administrative Class	1,000	0.34%	1,148.10	1.82	1,023.20	1.72
Class A	1,000	0.59%	1,147.60	3.16	1,022.00	2.97
Class R4	1,000	0.49%	1,147.90	2.62	1,022.50	2.47
Class R3	1,000	0.74%	1,146.50	3.96	1,021.20	3.73

175

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2035 Fund
Class I	$1,000	0.05%	$1,178.60	$0.27	$1,024.70	$0.25
Class R5	1,000	0.15%	1,177.40	0.81	1,024.20	0.76
Service Class	1,000	0.25%	1,176.50	1.36	1,023.70	1.26
Administrative Class	1,000	0.35%	1,176.40	1.90	1,023.20	1.77
Class A	1,000	0.60%	1,174.70	3.25	1,021.90	3.02
Class R4	1,000	0.50%	1,175.20	2.71	1,022.40	2.52
Class R3	1,000	0.75%	1,173.60	4.06	1,021.20	3.78
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	1,199.80	0.22	1,024.70	0.20
Class R5	1,000	0.14%	1,198.90	0.77	1,024.20	0.71
Service Class	1,000	0.24%	1,198.80	1.32	1,023.70	1.21
Administrative Class	1,000	0.34%	1,198.80	1.86	1,023.20	1.72
Class A	1,000	0.59%	1,196.70	3.23	1,022.00	2.97
Class R4	1,000	0.49%	1,197.60	2.68	1,022.50	2.47
Class R3	1,000	0.74%	1,195.10	4.05	1,021.20	3.73
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	1,218.60	0.11	1,024.80	0.10
Class R5	1,000	0.12%	1,218.50	0.66	1,024.30	0.61
Service Class	1,000	0.22%	1,217.00	1.22	1,023.80	1.11
Administrative Class	1,000	0.32%	1,216.50	1.77	1,023.30	1.61
Class A	1,000	0.57%	1,215.30	3.15	1,022.10	2.87
Class R4	1,000	0.47%	1,215.90	2.60	1,022.60	2.37
Class R3	1,000	0.72%	1,213.70	3.97	1,021.30	3.63
MM RetireSMART by JPMorgan 2050 Fund
Class I	1,000	0.02%	1,218.90	0.11	1,024.80	0.10
Class R5	1,000	0.12%	1,218.40	0.66	1,024.30	0.61
Service Class	1,000	0.22%	1,217.40	1.22	1,023.80	1.11
Administrative Class	1,000	0.32%	1,217.00	1.77	1,023.30	1.61
Class A	1,000	0.57%	1,215.70	3.15	1,022.10	2.87
Class R4	1,000	0.47%	1,215.90	2.60	1,022.60	2.37
Class R3	1,000	0.72%	1,214.40	3.97	1,021.30	3.63
MM RetireSMART by JPMorgan 2055 Fund
Class I	1,000	0.00%	1,217.90	0.00	1,024.90	0.00
Class R5	1,000	0.10%	1,217.90	0.55	1,024.40	0.50
Service Class	1,000	0.20%	1,218.10	1.11	1,023.90	1.01
Administrative Class	1,000	0.30%	1,216.60	1.66	1,023.40	1.51
Class A	1,000	0.55%	1,215.30	3.04	1,022.20	2.77
Class R4	1,000	0.45%	1,216.10	2.49	1,022.70	2.27
Class R3	1,000	0.70%	1,213.90	3.86	1,021.40	3.53
MM RetireSMART by JPMorgan 2060 Fund
Class I	1,000	0.00%	1,218.10	0.00	1,024.90	0.00
Class R5	1,000	0.10%	1,216.40	0.55	1,024.40	0.50
Service Class	1,000	0.22%	1,216.20	1.22	1,023.80	1.11
Administrative Class	1,000	0.37%	1,216.50	2.04	1,023.10	1.87
Class A	1,000	0.62%	1,213.70	3.42	1,021.80	3.13
Class R4	1,000	0.45%	1,215.80	2.49	1,022.70	2.27
Class R3	1,000	0.70%	1,214.10	3.86	1,021.40	3.53

176

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement Balanced Fund
Class I	$1,000	0.27%	$1,099.40	$1.41	$1,023.60	$1.36
Class M5	1,000	0.42%	1,099.00	2.20	1,022.80	2.12
Class M4	1,000	0.67%	1,098.00	3.50	1,021.60	3.38
Class M3	1,000	0.92%	1,096.20	4.81	1,020.30	4.63
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.28%	1,094.00	1.46	1,023.50	1.41
Class M5	1,000	0.43%	1,093.10	2.24	1,022.80	2.17
Class M4	1,000	0.68%	1,091.80	3.55	1,021.50	3.43
Class M3	1,000	0.93%	1,090.10	4.85	1,020.30	4.68
MM Select T. Rowe Price Retirement 2010 Fund
Class I	1,000	0.28%	1,103.80	1.47	1,023.50	1.41
Class M5	1,000	0.43%	1,103.40	2.25	1,022.80	2.17
Class M4	1,000	0.68%	1,102.50	3.56	1,021.50	3.43
Class M3	1,000	0.93%	1,100.10	4.87	1,020.30	4.68
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.33%	1,116.00	1.74	1,023.30	1.66
Class M5	1,000	0.48%	1,115.20	2.53	1,022.50	2.42
Class M4	1,000	0.73%	1,113.50	3.85	1,021.30	3.68
Class M3	1,000	0.98%	1,112.60	5.16	1,020.00	4.94
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.36%	1,129.80	1.91	1,023.10	1.82
Class M5	1,000	0.51%	1,128.80	2.71	1,022.40	2.57
Class M4	1,000	0.76%	1,126.80	4.03	1,021.10	3.83
Class M3	1,000	1.01%	1,125.30	5.35	1,019.90	5.09
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.40%	1,149.10	2.14	1,022.90	2.02
Class M5	1,000	0.55%	1,148.40	2.95	1,022.20	2.77
Class M4	1,000	0.80%	1,146.80	4.28	1,020.90	4.03
Class M3	1,000	1.05%	1,145.40	5.62	1,019.70	5.29
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.44%	1,169.90	2.38	1,022.70	2.22
Class M5	1,000	0.59%	1,169.00	3.19	1,022.00	2.97
Class M4	1,000	0.84%	1,167.30	4.54	1,020.70	4.23
Class M3	1,000	1.09%	1,166.30	5.89	1,019.50	5.49
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.46%	1,189.80	2.51	1,022.60	2.32
Class M5	1,000	0.63%	1,188.40	3.44	1,021.80	3.18
Class M4	1,000	0.88%	1,187.40	4.80	1,020.50	4.43
Class M3	1,000	1.13%	1,185.00	6.16	1,019.30	5.69
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.48%	1,206.70	2.64	1,022.50	2.42
Class M5	1,000	0.66%	1,205.90	3.63	1,021.60	3.33
Class M4	1,000	0.91%	1,204.60	5.00	1,020.40	4.58
Class M3	1,000	1.16%	1,202.50	6.37	1,019.10	5.84
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.48%	1,219.30	2.66	1,022.50	2.42
Class M5	1,000	0.68%	1,218.00	3.76	1,021.50	3.43
Class M4	1,000	0.93%	1,216.40	5.14	1,020.30	4.68
Class M3	1,000	1.18%	1,214.80	6.52	1,019.00	5.94

177

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2050 Fund
Class I	$1,000	0.49%	$1,219.30	$2.71	$1,022.50	$2.47
Class M5	1,000	0.68%	1,217.90	3.76	1,021.50	3.43
Class M4	1,000	0.93%	1,216.60	5.14	1,020.30	4.68
Class M3	1,000	1.18%	1,214.90	6.52	1,019.00	5.94
MM Select T. Rowe Price Retirement 2055 Fund
Class I	1,000	0.49%	1,219.40	2.71	1,022.50	2.47
Class M5	1,000	0.68%	1,218.20	3.76	1,021.50	3.43
Class M4	1,000	0.93%	1,217.00	5.14	1,020.30	4.68
Class M3	1,000	1.18%	1,215.30	6.52	1,019.00	5.94
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.49%	1,219.10	2.71	1,022.50	2.47
Class M5	1,000	0.68%	1,218.10	3.76	1,021.50	3.43
Class M4	1,000	0.93%	1,216.10	5.14	1,020.30	4.68
Class M3	1,000	1.18%	1,214.80	6.52	1,019.00	5.94

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

178

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50581-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2021

Welcome to the MassMutual MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds Semiannual Report, covering the six months ended March 31, 2021.

Market Highlights

●	For the reporting period from October 1, 2020 through March 31, 2021, U.S. stocks were up over 19%, despite being in the midst of a global economic recession brought on by the COVID-19 pandemic.

●

In the fourth quarter of 2020 investors looked past rising COVID-19 cases and responded positively to plans to roll out COVID-19 vaccinations globally, further fiscal stimulus in the U.S., and a post-Brexit trade agreement between the U.K. and European Union.

●

The first quarter of 2021 was a continuation of the prior quarter with investors embracing falling COVID-19 case counts, a faster than expected vaccination rollout in the U.S., more fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	Foreign stocks in both developed and emerging markets also experienced strong gains in the reporting period, aided by increasing economic activity and continued weakening of the U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and rising interest rates.

Market Commentary

For the six months beginning on October 1, 2020, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the Federal Reserve Board’s (the Fed) commitment to low interest rates, two more rounds of fiscal stimulus, rising expectations for strong economic growth, and a rebound in corporate earnings.

As a result, the broad market S&P 500® Index* delivered a gain of 19.07% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 19.04% for the period. The more economically sensitive Dow Jones Industrial Average was up 19.91% for the period. During this period small-cap stocks significantly outperformed their large cap peers, while value stocks significantly outperformed their growth peers.

The continued market recovery, additional fiscal stimulus and the conclusion of the U.S. Presidential election affected sectors differently. The energy and financial sectors fared the best for this six-month period as investors expected these sectors to benefit the most from the stimulus-boosted economic recovery and corresponding rise in interest rates. The consumer staples and utilities sectors lagged the other sectors, though they were in positive territory for the period, with the reopening of the economy favoring the more economically sensitive sectors over these more defensive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $59.19 per barrel, up 48% for the period.

Developed international stocks, as measured by the MSCI EAFE® Index, led their domestic peers, rising 20.18% for the six-month period, aided by the global economic rebound and a weaker U.S. dollar. European stocks fared better than Japanese stocks in part due to Europe deploying

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited) (Continued)

COVID-19 vaccines faster than Japan. Emerging-market stocks, as measured in the MSCI Emerging Markets® Index, also fared well, rising 22.43% for the period. This was despite weak returns from China after its government cut back stimulus in hopes to curb unfettered credit growth.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates to nearly zero percent and letting inflation rise above target levels until employment levels have returned to their pre-pandemic levels. Congress also continues to play its part, delivering a $900 billion stimulus bill in December 2020, delivering another $1.9 trillion in stimulus in March 2021, and promising a $2 trillion infrastructure plan before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus-fueled economic and corporate earnings recovery in 2021. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 1.74% by the end of March. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 2.73%. Investment-grade bond prices fared better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down just 1.74%. Below investment grade bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index, performed significantly better, ending the period up 7.36%, aided by investors’ strong demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MM Select Equity Asset Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MM Select Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MM Select Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/21
Microsoft Corp.	6.2%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.4%
Alphabet, Inc. Class A	2.3%
Facebook, Inc. Class A	2.1%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Mastercard, Inc. Class A	1.5%
Tesla, Inc.	1.5%
UnitedHealth Group, Inc.	1.3%
28.7%

MM Select Equity Asset Fund Sector Table (% of Net Assets) on 3/31/21
Technology	22.4%
Consumer, Non-cyclical	20.1%
Communications	16.4%
Financial	15.1%
Consumer, Cyclical	8.9%
Industrial	8.4%
Energy	2.8%
Utilities	2.6%
Basic Materials	2.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

3

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price International Ltd serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Corporate Debt	32.6%
U.S. Treasury Obligations	16.4%
Sovereign Debt Obligations	15.5%
U.S. Government Agency Obligations and Instrumentalities	15.3%
Non-U.S. Government Agency Obligations	13.2%
Bank Loans	2.4%
Preferred Stock	0.0%
Purchased Options	0.0%
Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%
Net Assets	100.0%

4

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Sovereign Debt Obligations	62.5%
Corporate Debt	31.0%
U.S. Treasury Obligations	0.1%
Total Long-Term Investments	93.6%
Short-Term Investments and Other Assets and Liabilities	6.4%
Net Assets	100.0%

5

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/21
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.6%
Alphabet, Inc. Class C	4.1%
Facebook, Inc. Class A	2.9%
Apple, Inc.	2.2%
Morgan Stanley	2.1%
General Electric Co.	1.9%
Visa, Inc. Class A	1.8%
Alphabet, Inc. Class A	1.6%
UnitedHealth Group, Inc.	1.3%
28.2%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/21
Technology	21.7%
Communications	19.1%
Financial	16.8%
Consumer, Non-cyclical	15.0%
Industrial	11.2%
Consumer, Cyclical	9.1%
Utilities	3.3%
Basic Materials	2.9%
Energy	0.3%
Mutual Funds	0.2%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
U.S. Treasury Obligations	81.5%
Non-U.S. Government Agency Obligations	4.6%
Corporate Debt	3.7%
U.S. Government Agency Obligations and Instrumentalities	1.3%
Municipal Obligations	0.4%
Total Long-Term Investments	91.5%
Short-Term Investments and Other Assets and Liabilities	8.5%
Net Assets	100.0%

7

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Japan, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/21
BHP Group Ltd.	4.3%
Prologis, Inc.	2.4%
Equinix, Inc.	2.1%
Rio Tinto PLC	2.0%
Welltower, Inc.	1.9%
Camden Property Trust	1.7%
Equity Residential	1.5%
SPDR S&P Oil & Gas Exploration & Production ETF	1.4%
Newmont Corp.	1.3%
AvalonBay Communities, Inc.	1.3%
19.9%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/21
Financial	38.4%
Basic Materials	37.9%
Energy	6.6%
Mutual Funds	6.6%
Industrial	6.4%
Utilities	2.4%
Consumer, Non-cyclical	0.8%
Consumer, Cyclical	0.7%
Technology	0.6%
Communications	0.1%
Diversified	0.1%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser currently considers small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/21
Textron, Inc.	1.0%
Hologic, Inc.	0.9%
Burlington Stores, Inc.	0.8%
Select Medical Holdings Corp.	0.8%
Entegris, Inc.	0.7%
Catalent, Inc.	0.7%
EQT Corp.	0.7%
The Boston Beer Co., Inc. Class A	0.7%
Veeva Systems, Inc. Class A	0.6%
Clarivate PLC	0.6%
7.5%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	28.1%
Financial	17.3%
Industrial	13.4%
Technology	12.2%
Consumer, Cyclical	9.2%
Communications	5.1%
Energy	4.1%
Basic Materials	4.1%
Utilities	3.1%
Diversified	0.3%
Mutual Funds	0.2%
Corporate Debt	0.1%
Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
Net Assets	100.0%

9

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio Manager Report (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly, MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund), and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. The Fund seeks to track the investment returns of its benchmark index, the Bloomberg Barclays U.S. Long Treasury Bond Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
U.S. Treasury Obligations	90.3%
U.S. Government Agency Obligations and Instrumentalities	8.0%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

* BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with MassMutual, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays U.S. Long Treasury Bond Index, and neither shall be liable in any way to MassMutual, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Barclays U.S. Long Treasury Bond Index or any data included therein.

10

MM Select Equity Asset Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Basic Materials — 2.0%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	2,816	$792,254
Celanese Corp.	4,537	679,688
DuPont de Nemours, Inc.	9,408	727,050
Eastman Chemical Co.	19,135	2,107,146
Linde PLC	4,902	1,373,246
LyondellBasell Industries NV Class A	3,416	355,435
PPG Industries, Inc.	14,712	2,210,625
		8,245,444
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	—
Freeport-McMoRan, Inc. (c)	16,083	529,613
		8,775,057
Communications — 16.4%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	4,411	128,801
Internet — 12.3%
Alphabet, Inc. Class A (c)	4,899	10,104,286
Alphabet, Inc. Class C (c)	3,959	8,189,706
Amazon.com, Inc. (c)	6,229	19,273,024
Booking Holdings, Inc. (c)	888	2,068,898
Facebook, Inc. Class A (c)	31,162	9,178,144
Lyft, Inc. Class A (c)	10,881	687,462
Netflix, Inc. (c)	8,820	4,601,041
		54,102,561
Media — 2.2%
Altice USA, Inc. Class A (c)	13,567	441,334
Charter Communications, Inc. Class A (c)	4,528	2,793,867
Comcast Corp. Class A	78,288	4,236,164
Fox Corp. Class A	3,039	109,738
The Walt Disney Co. (c)	11,043	2,037,654
		9,618,757
Telecommunications — 1.9%
Cisco Systems, Inc.	30,475	1,575,862
Motorola Solutions, Inc.	1,270	238,823
T-Mobile US, Inc. (c)	27,837	3,487,698
Verizon Communications, Inc.	53,725	3,124,109
		8,426,492
		72,276,611
Consumer, Cyclical — 8.9%
Airlines — 0.3%
Delta Air Lines, Inc.	12,339	595,727

	Number of Shares	Value
Southwest Airlines Co.	15,995	$976,655
		1,572,382
Apparel — 0.9%
Carter’s, Inc.	9,694	862,088
NIKE, Inc. Class B	22,451	2,983,513
		3,845,601
Auto Manufacturers — 1.8%
General Motors Co.	22,674	1,302,848
Tesla, Inc. (c)	9,723	6,494,283
		7,797,131
Auto Parts & Equipment — 0.2%
Magna International, Inc.	11,720	1,031,829
Home Builders — 0.5%
D.R. Horton, Inc.	1,810	161,307
Lennar Corp. Class A	21,348	2,161,058
		2,322,365
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	2,838	242,961
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	9,852	1,191,304
Retail — 4.8%
AutoZone, Inc. (c)	1,510	2,120,493
Best Buy Co., Inc.	16,373	1,879,784
Costco Wholesale Corp.	4,049	1,427,191
Dollar General Corp.	1,749	354,382
Dollar Tree, Inc. (c)	9,073	1,038,496
FF Group (b) (c)	294	1,655
The Home Depot, Inc.	13,927	4,251,217
Lowe’s Cos., Inc.	24,230	4,608,061
O’Reilly Automotive, Inc. (c)	1,587	805,006
Target Corp.	6,408	1,269,233
The TJX Cos., Inc.	27,674	1,830,635
Yum! Brands, Inc.	13,137	1,421,161
		21,007,314
		39,010,887
Consumer, Non-cyclical — 20.1%
Agriculture — 1.3%
Altria Group, Inc.	52,239	2,672,547
Philip Morris International, Inc.	34,101	3,026,123
		5,698,670
Beverages — 1.1%
The Coca-Cola Co.	64,197	3,383,824
Constellation Brands, Inc. Class A	6,442	1,468,776
		4,852,600
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (c)	11,840	1,810,454

The accompanying notes are an integral part of the financial statements.

11

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amgen, Inc.	1,338	$332,908
Biogen, Inc. (c)	3,521	985,000
Illumina, Inc. (c)	2,774	1,065,383
Regeneron Pharmaceuticals, Inc. (c)	2,367	1,119,922
Vertex Pharmaceuticals, Inc. (c)	7,328	1,574,714
		6,888,381
Commercial Services — 2.2%
Booz Allen Hamilton Holding Corp.	7,177	577,964
Cintas Corp.	1,362	464,864
FleetCor Technologies, Inc. (c)	1,114	299,254
MarketAxess Holdings, Inc.	989	492,443
PayPal Holdings, Inc. (c)	15,186	3,687,768
S&P Global, Inc.	10,293	3,632,091
Verisk Analytics, Inc.	2,116	373,876
		9,528,260
Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc. Class A	5,115	1,487,698
The Procter & Gamble Co.	39,195	5,308,179
		6,795,877
Food — 0.7%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	—
The Kroger Co.	15,706	565,259
Mondelez International, Inc. Class A	44,314	2,593,698
		3,158,957
Health Care – Products — 3.8%
Abbott Laboratories	23,706	2,840,927
ABIOMED, Inc. (c)	579	184,545
Baxter International, Inc.	4,507	380,120
Boston Scientific Corp. (c)	45,588	1,761,976
Edwards Lifesciences Corp. (c)	4,749	397,206
Intuitive Surgical, Inc. (c)	871	643,617
Medtronic PLC	32,699	3,862,733
Thermo Fisher Scientific, Inc.	10,005	4,566,082
Zimmer Biomet Holdings, Inc.	14,242	2,279,859
		16,917,065
Health Care – Services — 1.7%
Anthem, Inc.	3,369	1,209,302
Centene Corp. (c)	4,193	267,975
Town Health International Medical Group Ltd. (c)	62,000	3,031
UnitedHealth Group, Inc.	15,630	5,815,454
		7,295,762
Household Products & Wares — 0.5%
Avery Dennison Corp.	1,129	207,341
Kimberly-Clark Corp.	13,439	1,868,693
		2,076,034

	Number of Shares	Value
Pharmaceuticals — 5.7%
AbbVie, Inc.	43,410	$4,697,830
Becton Dickinson and Co.	3,725	905,734
Bristol-Myers Squibb Co.	62,851	3,967,784
Cigna Corp.	11,120	2,688,149
DexCom, Inc. (c)	1,218	437,737
Eli Lilly and Co.	18,554	3,466,258
Johnson & Johnson	20,737	3,408,126
McKesson Corp.	10,828	2,111,893
Merck & Co., Inc.	39,357	3,034,031
Pfizer, Inc.	16,089	582,904
		25,300,446
		88,512,052
Energy — 2.8%
Oil & Gas — 2.2%
Cabot Oil & Gas Corp.	6,172	115,910
Chevron Corp.	27,192	2,849,450
ConocoPhillips	24,595	1,302,797
Diamondback Energy, Inc.	11,136	818,385
EOG Resources, Inc.	18,903	1,371,035
Phillips 66	14,098	1,149,551
Pioneer Natural Resources Co.	13,398	2,127,870
Untrade Brightoil (c)	52,000	10,033
		9,745,031
Pipelines — 0.6%
Cheniere Energy, Inc. (c)	7,876	567,151
Kinder Morgan, Inc.	28,362	472,227
The Williams Cos., Inc.	70,264	1,664,554
		2,703,932
		12,448,963
Financial — 15.1%
Banks — 5.7%
Bank of America Corp.	74,570	2,885,113
Citigroup, Inc.	42,592	3,098,568
The Goldman Sachs Group, Inc.	9,663	3,159,801
KeyCorp	74,854	1,495,583
Morgan Stanley	48,133	3,738,009
Regions Financial Corp.	70,188	1,450,084
State Street Corp.	22,926	1,926,013
Truist Financial Corp.	28,199	1,644,566
US Bancorp	37,235	2,059,468
Wells Fargo & Co.	97,016	3,790,415
		25,247,620
Diversified Financial Services — 4.1%
Ameriprise Financial, Inc.	1,508	350,535
Capital One Financial Corp.	16,177	2,058,200
Intercontinental Exchange, Inc.	19,194	2,143,586

The accompanying notes are an integral part of the financial statements.

12

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mastercard, Inc. Class A	18,520	$6,594,046
T. Rowe Price Group, Inc.	7,361	1,263,147
Visa, Inc. Class A	26,190	5,545,209
		17,954,723
Insurance — 3.6%
The Allstate Corp.	10,808	1,241,839
American International Group, Inc.	11,265	520,556
Berkshire Hathaway, Inc. Class B (c)	28,211	7,207,064
Chubb Ltd.	9,219	1,456,325
Convoy Global Holdings Ltd. (b) (c)	42,000	902
The Hartford Financial Services Group, Inc.	19,594	1,308,683
Marsh & McLennan Cos., Inc.	4,555	554,799
The Progressive Corp.	25,304	2,419,316
Prudential Financial, Inc.	7,582	690,720
Voya Financial, Inc. (d)	4,798	305,345
		15,705,549
Real Estate Investment Trusts (REITS) — 1.7%
Camden Property Trust	9,217	1,013,040
Equinix, Inc.	2,582	1,754,701
Equity LifeStyle Properties, Inc.	5,351	340,538
Mid-America Apartment Communities, Inc.	5,744	829,204
Prologis, Inc.	19,302	2,046,012
Public Storage	1,237	305,242
Realty Income Corp.	2,743	174,181
Sun Communities, Inc.	2,636	395,505
UDR, Inc.	3,812	167,194
Ventas, Inc.	10,111	539,321
		7,564,938
		66,472,830
Industrial — 8.4%
Aerospace & Defense — 1.0%
General Dynamics Corp.	4,306	781,798
Northrop Grumman Corp.	4,638	1,501,042
Raytheon Technologies Corp.	29,034	2,243,457
		4,526,297
Building Materials — 0.3%
Masco Corp.	24,851	1,488,575
Electronics — 0.8%
Honeywell International, Inc.	14,982	3,252,143
Waters Corp. (c)	896	254,616
		3,506,759
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	—

	Number of Shares	Value
Hand & Machine Tools — 0.8%
Snap-on, Inc.	3,362	$775,748
Stanley Black & Decker, Inc.	13,015	2,598,705
		3,374,453
Machinery – Diversified — 1.2%
Deere & Co.	10,720	4,010,781
Ingersoll Rand, Inc. (c)	5,232	257,467
Otis Worldwide Corp.	12,437	851,312
		5,119,560
Miscellaneous - Manufacturing — 1.8%
Eaton Corp. PLC	21,768	3,010,079
Parker-Hannifin Corp.	6,597	2,080,892
Trane Technologies PLC	18,165	3,007,397
		8,098,368
Packaging & Containers — 0.4%
Crown Holdings, Inc.	5,131	497,912
Packaging Corp. of America	2,560	344,269
WestRock Co.	17,810	927,011
		1,769,192
Transportation — 2.1%
FedEx Corp.	8,856	2,515,458
Norfolk Southern Corp.	13,523	3,631,196
Union Pacific Corp.	8,704	1,918,449
United Parcel Service, Inc. Class B	5,606	952,964
		9,018,067
		36,901,271
Technology — 22.4%
Computers — 7.8%
Accenture PLC Class A	18,226	5,034,932
Apple, Inc.	211,188	25,796,614
Fortinet, Inc. (c)	1,847	340,624
Leidos Holdings, Inc.	15,113	1,455,080
Seagate Technology PLC	25,405	1,949,834
		34,577,084
Semiconductors — 6.5%
Advanced Micro Devices, Inc. (c)	30,668	2,407,438
Analog Devices, Inc.	19,830	3,075,236
Applied Materials, Inc.	30,534	4,079,342
Intel Corp.	26,973	1,726,272
Lam Research Corp.	5,970	3,553,583
Microchip Technology, Inc.	7,761	1,204,662
Micron Technology, Inc. (c)	5,789	510,648
NVIDIA Corp.	8,044	4,294,933
NXP Semiconductor NV	11,740	2,363,732
QUALCOMM, Inc.	4,642	615,483
Texas Instruments, Inc.	24,365	4,604,741
		28,436,070

The accompanying notes are an integral part of the financial statements.

13

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 8.1%
Intuit, Inc.	8,275	$3,169,822
Microsoft Corp.	115,554	27,244,167
Oracle Corp.	23,812	1,670,888
salesforce.com, Inc. (c)	11,790	2,497,947
Workday, Inc. Class A (c)	3,949	981,050
		35,563,874
		98,577,028
Utilities — 2.6%
Electric — 2.6%
Ameren Corp.	16,583	1,349,193
CMS Energy Corp.	24,976	1,529,031
Duke Energy Corp.	10,655	1,028,527
NextEra Energy, Inc.	52,586	3,976,027
Public Service Enterprise Group, Inc.	17,069	1,027,725
Sempra Energy	11,661	1,546,015
Xcel Energy, Inc.	14,720	979,027
		11,435,545

TOTAL COMMON STOCK (Cost $311,176,043)		434,410,244

TOTAL EQUITIES (Cost $311,176,043)		434,410,244

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	—
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (b) (c)	11,608	65

TOTAL WARRANTS (Cost $0)		65

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $30)		3,843

TOTAL LONG-TERM INVESTMENTS (Cost $311,176,073)		434,414,152

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$2,566,067	$2,566,067

TOTAL SHORT-TERM INVESTMENTS (Cost $2,566,067)		2,566,067

TOTAL INVESTMENTS — 99.3% (Cost $313,742,140) (f)		436,980,219

Other Assets/(Liabilities) — 0.7%		3,136,345

NET ASSETS — 100.0%		$440,116,564

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $6,465 or 0.00% of net assets.
(c)	Non-income producing security.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $115,588 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $118,686 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)

Maturity value of $2,566,067. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,617,440.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/18/21	26	$5,144,570	$13,050

Currency Legend

EUR	Euro
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%
PREFERRED STOCK — 0.0%
Energy — 0.0%
Pipelines — 0.0%
Targa Resources Corp.
9.500% (a)	235	$246,409

TOTAL PREFERRED STOCK (Cost $252,693)		246,409

TOTAL EQUITIES (Cost $252,693)		246,409
	Principal Amount
BONDS & NOTES — 95.4%
BANK LOANS — 2.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.712% VRN 8/21/26	$243,901	233,942
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
1.604% VRN 2/05/27	305,000	302,237
		536,179
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.500%
3.703% VRN 4/06/26	106,823	103,357
2020 CAD Term Loan B2, 3 mo. USD LIBOR + 3.500%
3.703% VRN 4/06/26	57,432	55,568
TransDigm, Inc., 2020 Term Loan G, 1 mo. USD LIBOR + 2.250%
2.359% VRN 8/22/24	367,662	360,485
		519,410
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan,
0.000% 4/20/28 (b)	440,000	450,314
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
6.250% VRN 6/21/27	355,000	376,800
		827,114

	Principal Amount	Value
Auto Manufacturers — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 3.500%
3.620% VRN 11/06/24	$585,000	$584,854
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.250%
3.359% VRN 4/30/26	204,479	202,178
Biotechnology — 0.1%
Aldevron, L.L.C., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.250% VRN 10/12/26	470,784	469,998
Computers — 0.1%
Peraton Holding Corp.
Delayed Draw Term Loan B,
0.000% 2/01/28 (b)	108,699	108,609
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	191,301	191,142
Western Digital Corp.
2018 Term Loan A, 3 mo. USD LIBOR + 1.500%
1.615% VRN 2/27/23	73,568	73,339
2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.865% VRN 4/29/23	299,232	298,735
		671,825
Electric — 0.0%
Pike Corporation, 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
3.130% VRN 1/21/28	90,000	89,630
Entertainment — 0.2%
Churchill Downs, Incorporated, 2021 Incremental Term Loan B1, 3 mo. USD LIBOR + 2.000%
2.120% VRN 3/10/28	455,000	452,156
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	605,000	598,382
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	553,414	550,818
		1,601,356

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Filtration Group Corp.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 3/29/25	$475,096	$467,851
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/29/25	84,575	84,427
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	279,373	279,373
		831,651
Hand & Machine Tools — 0.0%
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 5.250%
6.500% VRN 8/01/24	119,221	119,035
Health Care – Products — 0.0%
Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
5.250% VRN 10/19/27	294,195	295,666
Health Care – Services — 0.1%
ADMI Corp., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.250%
3.750% VRN 12/23/27	265,000	262,424
ATI Holdings Acquisition, Inc., 2016 Term Loan, 6 mo. USD LIBOR + 3.500%
3.703% VRN 5/10/23	89,429	89,385
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 11/16/25	209,589	208,989
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.250% VRN 9/03/24	300,000	296,766
U.S. Renal Care, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 5.000%
5.125% VRN 6/26/26	119,696	118,911
		976,475
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.359% VRN 5/09/25	228,098	225,112

	Principal Amount	Value
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/27	$213,594	$212,945
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.109% VRN 11/03/24	390,463	388,694
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.359% VRN 12/23/26	553,599	549,746
2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%
5.359% VRN 1/31/28	138,181	140,599
Hub International Limited, 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	336,600	336,122
		1,853,218
Lodging — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 12/23/24	380,087	374,226
2020 Term Loan B1, 1 mo. USD LIBOR + 4.500%
4.609% VRN 7/21/25	238,800	239,099
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 8/29/25	265,854	257,878
		871,203
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	239,400	237,186
Machinery – Diversified — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 6 mo. USD LIBOR + 3.000%
3.234% VRN 10/31/25	171,086	165,384
Vertical US Newco, Inc., USD Term Loan B, 6 mo. USD LIBOR + 4.250%
4.478% VRN 7/30/27	314,388	314,859
		480,243
Media — 0.0%
The E.W. Scripps Co., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.750% VRN 1/07/28	169,575	168,807

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	$607,484	$608,243
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B,
0.000% 10/01/27 (b)	290,000	288,550
PetVet Care Centers, LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.250% VRN 2/14/25	280,000	278,880
Sunshine Luxembourg VII SARL
2021 Term Loan B3,
0.000% 10/01/26 (b)	100,000	99,800
USD Term Loan B1,
0.000% 10/01/26 (b)	340,000	339,320
		1,006,550
Pipelines — 0.0%
Buckeye Partners, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 2.250%
2.359% VRN 11/01/26	381,157	379,171
Retail — 0.2%
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	240,000	238,875
KFC Holding Co., 2021 Term Loan B, 3 mo. USD LIBOR + 1.750%
1.856% VRN 3/15/28	732,460	731,852
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
5.205% VRN 4/16/26	184,530	179,763
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	280,000	278,600
		1,429,090
Software — 0.5%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 9/19/24	695,111	691,983
Ascend Learning LLC
2017 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 7/12/24	599,048	595,903
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 7/12/24	238,800	238,652

	Principal Amount	Value
Camelot U.S. Acquisition 1 Co.
Term Loan B, 1 mo. USD LIBOR + 3.000%
3.109% VRN 10/30/26	$103,688	$102,812
2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	109,725	109,615
CCC Information Services, Inc, 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.000% VRN 4/29/24	231,152	230,822
Epicor Software Corporation, 2020 Term Loan,
0.000% 7/30/27 (b)	154,674	154,108
Hyland Software, Inc.
2018 1st Lien Term Loan,
0.000% 7/01/24 (b)	25,000	24,961
2021 Term Loan,
0.000% 7/01/24 (b)	25,000	24,961
RealPage, Inc., Term Loan,
0.000% 2/17/28 (b)	455,000	452,661
Solera LLC, USD Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 3/03/23	147,668	146,719
The Ultimate Software Group, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	903,263	903,263
2020 2nd Lien Incremental Term Loan, 3 mo. USD LIBOR + 6.750%
7.500% VRN 5/03/27	125,000	127,813
		3,804,273
Telecommunications — 0.1%
CCI Buyer, Inc., Term Loan, mo. USD LIBOR + 4.000%
4.750% VRN 12/17/27	120,000	120,480
Intelsat Jackson Holdings S.A., 2017 Term Loan B3,
0.000% 11/27/23 (b)	170,000	172,550
Iridium Satellite LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.750% VRN 11/04/26	202,950	203,313
		496,343

TOTAL BANK LOANS (Cost $19,063,810)		19,059,698

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 32.6%
Aerospace & Defense — 0.0%
TransDigm, Inc.
8.000% 12/15/25 (c)	$135,000	$147,014
Agriculture — 0.3%
BAT Capital Corp.
3.557% 8/15/27	770,000	818,249
BAT International Finance PLC
1.668% 3/25/26	205,000	202,833
3.950% 6/15/25 (c)	786,000	859,655
Bunge Finance Europe BV
1.850% 6/16/23 EUR (d)	220,000	267,082
Reynolds American, Inc.
4.450% 6/12/25	395,000	438,153
		2,585,972
Airlines — 0.2%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (c)	170,000	177,225
5.750% 4/20/29 (c)	160,000	170,528
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	920,000	1,007,400
United Airlines Pass Through Trust
2.900% 11/01/29	157,005	150,521
2.700% 11/01/33	98,523	95,628
		1,601,302
Auto Manufacturers — 1.4%
American Honda Finance Corp.
0.750% 11/25/26 GBP (d)	130,000	175,434
1.950% 10/18/24 EUR (d)	200,000	251,050
BMW Finance NV
0.010% 3/24/23 EUR (c) (d)	117,000	137,708
0.010% 4/14/23 EUR (c) (d)	84,000	98,906
0.500% 11/22/22 EUR (c) (d)	105,000	124,699
1.250% 9/05/22 EUR (c) (d)	92,000	110,253
Daimler Finance North America LLC
1.450% 3/02/26 (c)	695,000	688,585
2.450% 3/02/31 (c)	255,000	250,045
Daimler International Finance BV
0.625% 2/27/23 EUR (c) (d)	112,000	133,333
0.750% 5/11/23 EUR (c) (d)	80,000	95,629
2.375% 9/12/22 EUR (c) (d)	72,000	87,626
FCE Bank PLC
0.869% 9/13/21 EUR (c) (d)	200,000	234,654
Ford Motor Co.
9.000% 4/22/25	40,000	48,445

	Principal Amount	Value
General Motors Financial Co., Inc.
0.955% 9/07/23 EUR (c) (d)	$110,000	$131,427
2.200% 4/01/24 EUR (c) (d)	370,000	458,505
3.200% 7/06/21	65,000	65,282
4.000% 10/06/26	620,000	676,097
4.350% 4/09/25	750,000	822,331
5.100% 1/17/24	435,000	481,025
Hyundai Capital America
1.800% 10/15/25 (c)	300,000	299,570
2.375% 2/10/23 (c)	515,000	528,629
RCI Banque SA
0.250% 3/08/23 EUR (c) (d)	55,000	64,705
0.750% 9/26/22 EUR (c) (d)	71,000	84,101
0.750% 4/10/23 EUR (c) (d)	68,000	80,741
Stellantis NV
2.375% 4/14/23 EUR (c) (d)	53,000	65,070
Toyota Motor Credit Corp.
0.750% 7/21/22 EUR (c) (d)	104,000	123,629
2.375% 2/01/23 EUR (c) (d)	81,000	99,584
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (c) (d)	80,000	95,261
2.500% 7/31/26 EUR (c) (d)	700,000	911,434
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (c) (d)	72,000	85,853
2.500% 4/06/23 EUR (c) (d)	67,000	82,421
Volkswagen Group of America Finance LLC
2.850% 9/26/24 (c)	285,000	302,426
3.200% 9/26/26 (c)	1,320,000	1,416,998
3.350% 5/13/25 (c)	500,000	536,656
Volkswagen International Finance NV
0.875% 1/16/23 EUR (c) (d)	120,000	143,000
1.875% 3/30/27 EUR (c) (d)	300,000	380,584
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (c) (d)	145,000	179,741
1.625% 8/15/25 EUR (c) (d)	150,000	186,086
2.375% 9/06/22 EUR (c) (d)	100,000	121,330
		10,858,853
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (c)	120,000	127,445
Continental AG
0.010% 9/12/23 EUR (c) (d)	45,000	52,741
		180,186
Banks — 6.9%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (c) (d)	114,000	143,380

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.375% 4/27/21 EUR (c) (d)	$200,000	$235,407
AIB Group PLC
2.250% 7/03/25 EUR (c) (d)	300,000	380,942
3 mo. USD LIBOR + 1.874% 4.263% VRN 4/10/25 (c)	640,000	695,946
Arion Banki HF
1.000% 3/20/23 EUR (c) (d)	150,000	178,455
1.625% 12/01/21 EUR (c) (d)	100,000	118,632
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (c) (d)	200,000	237,045
0.750% 9/11/22 EUR (c) (d)	100,000	118,928
Banco Comercial Portugues SA 5 year EUR Swap + 4.267%
4.500% VRN 12/07/27 EUR (c) (d)	100,000	116,192
Banco de Bogota SA
6.250% 5/12/26 (c)	250,000	280,500
Banco de Credito del Peru
5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	40,000	40,000
5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	135,000	135,000
Banco de Sabadell SA
0.875% 3/05/23 EUR (c) (d)	300,000	357,316
Banco Santander SA
1.125% 1/17/25 EUR (c) (d)	300,000	364,036
1.375% 12/14/22 EUR (c) (d)	100,000	120,489
2.746% 5/28/25	1,200,000	1,253,320
3.490% 5/28/30	200,000	208,073
Bangkok Bank PCL
5 year CMT + 1.900% 3.733% VRN 9/25/34 (c)	450,000	452,920
4.450% 9/19/28 (c)	330,000	370,583
Bank of America Corp.
0.750% 7/26/23 EUR (c) (d)	110,000	131,639
1.625% 9/14/22 EUR (c) (d)	111,000	133,714
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	1,163,905
2.375% 6/19/24 EUR (c) (d)	150,000	189,391
2.375% 6/19/24 EUR (c) (d)	150,000	189,391
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,717,816
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	583,060
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	58,958
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	538,404
3.950% 4/21/25	1,365,000	1,495,737

	Principal Amount	Value
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (c) (d)	$100,000	$119,909
Barclays PLC
1.875% 12/08/23 EUR (c) (d)	113,000	139,135
3 mo. USD LIBOR + 2.452% 2.852% VRN 5/07/26	670,000	701,121
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	512,657
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (c)	300,000	308,628
Blackstone Property Partners Europe Holdings Sarl
0.500% 9/12/23 EUR (c) (d)	100,000	118,246
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (c)	890,000	870,026
2.875% 10/24/22 EUR (c) (d)	96,000	118,309
2.875% 9/26/23 EUR (c) (d)	153,000	193,409
4.500% 3/21/23 EUR (c) (d)	157,000	201,407
BPCE SA
0.375% 10/05/23 EUR (c) (d)	100,000	119,146
4.625% 7/18/23 EUR (c) (d)	100,000	129,440
CaixaBank SA
1.125% 1/12/23 EUR (c) (d)	100,000	119,604
1.125% 5/17/24 EUR (c) (d)	100,000	121,185
1.750% 10/24/23 EUR (c) (d)	100,000	122,314
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (c) (d)	500,000	611,666
Citigroup, Inc.
0.750% 10/26/23 EUR (c) (d)	110,000	131,764
SOFR + 2.842% 3.106% VRN 4/08/26	475,000	507,571
Commerzbank AG
0.500% 8/28/23 EUR (c) (d)	142,000	169,101
1.500% 9/21/22 EUR (d)	18,000	21,622
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (c) (d)	100,000	119,886
2.375% 5/22/23 EUR (c) (d)	130,000	161,312
3.875% 7/25/23 EUR (c) (d)	118,000	150,763
4.125% 9/14/22 EUR (c) (d)	115,000	143,003
4.625% 5/23/29 GBP (c) (d)	150,000	242,978
Credit Agricole SA
0.875% 1/14/32 EUR (c) (d)	200,000	236,876
1.000% 9/16/24 EUR (c) (d)	200,000	244,306
Credit Suisse AG/London
1.000% 6/07/23 EUR (c) (d)	111,000	133,406

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Group AG
BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (c) (d)	$250,000	$353,063
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	480,000	521,805
Danske Bank A/S
0.250% 11/28/22 EUR (c) (d)	109,000	128,836
0.875% 5/22/23 EUR (c) (d)	110,000	131,463
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (c) (d)	200,000	238,269
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (c) (d)	200,000	235,245
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	200,000	202,009
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (c)	1,040,000	1,107,237
3.875% 9/12/23 (c)	5,000	5,353
5.375% 1/12/24 (c)	200,000	223,003
Deutsche Bank AG
1.125% 8/30/23 EUR (c) (d)	114,000	137,610
2.375% 1/11/23 EUR (c) (d)	100,000	122,242
Dexia Credit Local SA
0.625% 1/21/22 EUR (c) (d)	300,000	355,061
Discover Bank
4.650% 9/13/28	405,000	462,433
DNB Bank ASA
0.050% 11/14/23 EUR (c) (d)	109,000	128,778
DNB Boligkreditt AS
1.875% 11/21/22 EUR (c) (d)	100,000	121,851
The Goldman Sachs Group, Inc.
1.375% 7/26/22 EUR (c) (d)	118,000	141,288
1.375% 5/15/24 EUR (c) (d)	40,000	48,265
1.625% 7/27/26 EUR (c) (d)	140,000	175,131
2.000% 7/27/23 EUR (c) (d)	130,000	159,816
3.250% 2/01/23 EUR (c) (d)	134,000	166,958
3.500% 11/16/26	745,000	807,136
HDFC Bank Ltd.
8.100% 3/22/25 INR (c) (d)	30,000,000	427,540
Heta Asset Resolution AG
2.375% 12/13/22 EUR (c) (d)	1,100,000	1,349,599
HSBC Continental Europe SA
0.600% 3/20/23 EUR (c) (d)	100,000	119,254
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	940,223
SOFR + 1.929% 2.099% VRN 6/04/26	610,000	620,055
6.500% 5/20/24 GBP (c) (d)	100,000	161,112
ICICI Bank Ltd/Dubai
4.000% 3/18/26 (c)	400,000	431,412

	Principal Amount	Value
ING Groep NV
1.000% 9/20/23 EUR (c) (d)	$100,000	$120,682
SOFR + .920% 1.726% VRN 4/01/27 (e)	260,000	259,627
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (c) (d)	300,000	361,583
2.125% 8/30/23 EUR (c) (d)	114,000	140,297
Jmh Co. Ltd. Co.
2.500% 4/09/31 (c) (e) (f)	599,000	589,784
JP Morgan Chase & Co.
SOFR + 1.105% 1.764% VRN 11/19/31	955,000	890,028
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	681,655
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	450,746
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,359,562
JPMorgan Chase & Co.
1.500% 10/26/22 EUR (c) (d)	111,000	133,827
2.750% 2/01/23 EUR (c) (d)	114,000	141,026
KBC Group NV
0.750% 10/18/23 EUR (c) (d)	100,000	119,985
Kookmin Bank
2.500% 11/04/30 (c)	200,000	193,714
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (d)	65,000	65,131
4.700% 6/02/37 CAD (d)	75,000	75,151
Landsbankinn HF
1.000% 5/30/23 EUR (c) (d)	100,000	119,275
Lloyds Bank Corporate Markets PLC
0.250% 10/04/22 EUR (c) (d)	100,000	118,093
Morgan Stanley
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (d)	100,000	119,141
1.000% 12/02/22 EUR (d)	110,000	131,572
1.375% 10/27/26 EUR (d)	100,000	124,480
1.875% 3/30/23 EUR (d)	113,000	137,923
SOFR + 1.020% 1.928% VRN 4/28/32	215,000	201,797
National Australia Bank Ltd.
0.625% 11/10/23 EUR (c) (d)	56,000	67,212
2.750% 8/08/22 EUR (c) (d)	92,000	112,446
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (c) (d)	100,000	119,112
Natwest Group PLC
3 mo. EURIBOR + 2.039% 2.000% VRN 3/08/23 EUR (c) (d)	110,000	131,432
2.500% 3/22/23 EUR (c) (d)	114,000	140,221
3.875% 9/12/23	810,000	868,586

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank Abp
1.000% 2/22/23 EUR (c) (d)	$111,000	$133,328
Nordea Hypotek AB
1.250% 5/19/21 SEK (c) (d)	5,800,000	665,214
Ooredoo Intl Finance Co.
2.625% 4/08/31 (e) (f)	225,000	222,574
QNB Finance Ltd.
2.750% 2/12/27 (c)	800,000	826,880
Santander UK Group Holdings PLC
1.125% 9/08/23 EUR (c) (d)	111,000	133,558
1 year CMT + 1.250% 1.532% VRN 8/21/26	835,000	828,522
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (c)	400,000	438,119
4.000% 4/23/29 (c)	1,000,000	1,087,680
Societe Generale SA
5 year EUR Swap + 1.830% 2.500% VRN 9/16/26 EUR (c) (d)	400,000	473,911
4.250% 7/13/22 EUR (c) (d)	100,000	124,119
Stadshypotek AB
2.000% 9/01/28 SEK (c) (d)	8,000,000	1,004,783
Standard Chartered PLC 1 year CMT + 3.850%
4.644% VRN 4/01/31 (c)	2,030,000	2,302,498
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (c) (d)	110,000	131,635
UBS AG
1.375% 4/16/21 EUR (c) (d)	170,000	199,461
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (c)	235,000	231,476
UniCredit SpA
2.000% 3/04/23 EUR (c) (d)	313,000	381,447
EUAMDB05 + 4.739% 4.875% VRN 2/20/29 EUR (c) (d)	200,000	256,235
Wells Fargo & Co.
1.500% 9/12/22 EUR (c) (d)	111,000	133,450
SOFR + 2.000% 2.188% VRN 4/30/26	1,235,000	1,274,139
2.250% 5/02/23 EUR (c) (d)	114,000	140,333
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,132,041
3 mo. USD LIBOR + 1.000% 2.572% VRN 2/11/31	1,225,000	1,234,335
2.625% 8/16/22 EUR (c) (d)	113,000	137,723
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	2,145,000	2,208,097
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	327,595
4.300% 7/22/27	290,000	327,662
		54,130,919

	Principal Amount	Value
Beverages — 0.0%
Anheuser-Busch InBev SA/NV
1.500% 4/18/30 EUR (c) (d)	$150,000	$191,404
2.000% 1/23/35 EUR (c) (d)	150,000	196,391
		387,795
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (c)	170,000	174,498
3.750% 5/01/28 (c)	1,060,000	1,110,049
Cemex SAB de CV
7.375% 6/05/27 (c)	300,000	339,651
Cie de Saint-Gobain
1.750% 4/03/23 EUR (c) (d)	100,000	121,540
CRH Finance UK PLC
4.125% 12/02/29 GBP (c) (d)	150,000	245,173
HeidelbergCement Finance Luxembourg SA
0.500% 8/09/22 EUR (c) (d)	64,000	75,575
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (c) (d)	111,000	134,012
Johnson Controls International PLC
1.000% 9/15/23 EUR (d)	111,000	133,471
		2,333,969
Chemicals — 0.4%
BASF SE
0.101% 6/05/23 EUR (c) (d)	100,000	118,032
Eastman Chemical Co.
1.500% 5/26/23 EUR (d)	111,000	133,745
Ecolab, Inc.
4.800% 3/24/30	40,000	47,818
Evonik Industries AG
1.000% 1/23/23 EUR (c) (d)	84,000	100,221
Firmenich Productions Participations SAS
1.750% 4/30/30 EUR (c) (d)	300,000	382,629
LANXESS AG
2.625% 11/21/22 EUR (c) (d)	60,000	73,588
Methanex Corp.
5.125% 10/15/27	455,000	465,238
Syngenta Finance NV
3.933% 4/23/21 (c)	615,000	616,136
Westlake Chemical Corp.
1.625% 7/17/29 EUR (d)	915,000	1,116,059
		3,053,466
Commercial Services — 0.5%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (c) (d)	200,000	271,235

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (c)	$250,000	$265,267
Holding d’Infrastructures de Transport SASU
0.625% 3/27/23 EUR (c) (d)	100,000	118,415
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (c)	105,000	113,319
Shanghai Port Group BVI Co. Ltd.
2.375% 7/13/30 (c)	200,000	192,780
Shanghai Port Group BVI Development Co. Ltd.
2.850% 9/11/29 (c)	520,000	523,185
3.375% 6/18/29 (c)	400,000	417,400
Transurban Finance Co.
1.450% 5/16/29 EUR (c) (d)	225,000	278,039
2.450% 3/16/31 (c)	920,000	892,958
3.375% 3/22/27 (c)	560,000	603,076
Verisure Holding AB
3.250% 2/15/27 EUR (c) (d)	100,000	118,150
3.875% 7/15/26 EUR (c) (d)	100,000	120,888
		3,914,712
Computers — 0.1%
Capgemini SE
1.625% 4/15/26 EUR (c) (d)	200,000	252,018
2.500% 7/01/23 EUR (c) (d)	100,000	123,476
International Business Machines Corp.
0.375% 1/31/23 EUR (d)	109,000	129,309
		504,803
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	150,000	157,251
4.450% 4/03/26	270,000	292,185
4.875% 1/16/24	540,000	587,516
6.500% 7/15/25	150,000	174,803
Avolon Holdings Funding Ltd.
3.950% 7/01/24 (c)	125,000	130,651
4.250% 4/15/26 (c)	150,000	157,045
4.375% 5/01/26 (c)	270,000	282,135
5.125% 10/01/23 (c)	675,000	719,532
5.500% 1/15/23 (c)	425,000	450,997
Cabot Financial Luxembourg SA
7.500% 10/01/23 GBP (c) (d)	44,104	62,034
Capital One Financial Corp.
1.650% 6/12/29 EUR (d)	300,000	373,624
Discover Financial Services
3.750% 3/04/25	860,000	927,595

	Principal Amount	Value
4.100% 2/09/27	$510,000	$565,726
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (c) (d)	140,000	201,100
FCA Bank Spa/Ireland
0.500% 9/18/23 EUR (c) (d)	109,000	129,212
0.500% 9/13/24 EUR (c) (d)	160,000	190,227
0.625% 11/24/22 EUR (c) (d)	109,000	129,108
1.000% 11/15/21 EUR (c) (d)	100,000	118,207
GE Capital European Funding Unlimited Co.
2.625% 3/15/23 EUR (c) (d)	39,000	48,188
GE Capital Funding LLC
4.050% 5/15/27 (c)	425,000	473,318
GE Capital International Funding Co. Unlimited Co.
3.373% 11/15/25	890,000	964,622
Intercontinental Exchange, Inc.
1.850% 9/15/32	1,960,000	1,792,069
2.100% 6/15/30	805,000	772,393
2.650% 9/15/40	185,000	170,303
Kuwait Projects Co. SPC Ltd.
4.500% 2/23/27 (c)	200,000	193,507
LeasePlan Corp. NV
0.125% 9/13/23 EUR (d)	108,000	126,833
0.750% 10/03/22 EUR (c) (d)	109,000	129,297
EUAMDB05 + 7.556% 7.375% VRN EUR (a) (c) (d)	200,000	255,578
Louvre Bidco SAS
4.250% 9/30/24 EUR (c) (d)	100,000	117,098
LSEGA Financing PLC
2.000% 4/06/28 (c) (e) (f)	1,225,000	1,210,749
2.500% 4/06/31 (c) (e) (f)	435,000	429,021
3.200% 4/06/41 (c) (e) (f)	200,000	197,620
Nasdaq, Inc.
1.750% 5/19/23 EUR (d)	100,000	121,262
Navient Corp.
6.750% 6/15/26	435,000	471,540
Synchrony Financial
4.250% 8/15/24	100,000	108,838
4.375% 3/19/24	132,000	143,849
		13,375,033
Electric — 1.7%
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (c)	585,000	614,053
4.350% 8/01/28 (c)	260,000	286,764
China Southern Power Grid International Finance BVI Co. Ltd.
4.250% 9/18/28 (c)	400,000	443,700

The accompanying notes are an integral part of the financial statements.

23

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ContourGlobal Power Holdings SA
3.125% 1/01/28 EUR (c) (d)	$100,000	$117,941
DPL, Inc.
4.125% 7/01/25 (c)	165,000	174,804
E.ON International Finance BV
0.750% 11/30/22 EUR (c) (d)	79,000	93,886
E.ON SE
0.010% 9/29/22 EUR (c) (d)	53,000	62,385
0.010% 10/24/22 EUR (c) (d)	85,000	100,048
0.375% 4/20/23 EUR (c) (d)	104,000	123,271
1.625% 5/22/29 EUR (c) (d)	150,000	192,550
Edison International
4.950% 4/15/25	30,000	33,475
Enel Finance International NV
3.625% 5/25/27 (c)	1,970,000	2,129,863
4.875% 4/17/23 EUR (c) (d)	120,000	155,341
5.000% 9/14/22 EUR (c) (d)	135,000	170,410
5.250% 9/29/23 EUR (d)	26,000	34,592
5.625% 8/14/24 GBP (c) (d)	150,000	239,380
Engie SA
0.375% 2/28/23 EUR (c) (d)	100,000	118,434
3.000% 2/01/23 EUR (c) (d)	84,000	104,396
IE2 Holdco SAU
2.875% 6/01/26 EUR (c) (d)	200,000	262,708
NRG Energy, Inc.
4.450% 6/15/29 (c)	230,000	249,736
OmGrid Funding Ltd.
5.196% 5/16/27 (c)	225,000	231,187
Pacific Gas and Electric Co.
2.100% 8/01/27	1,120,000	1,096,265
2.500% 2/01/31	600,000	566,178
3.300% 8/01/40	500,000	450,699
4.550% 7/01/30	1,550,000	1,683,611
Sempra Energy
3.400% 2/01/28	1,065,000	1,141,545
State Grid Overseas Investment Ltd.
1.375% 5/02/25 EUR (c) (d)	100,000	122,700
3.500% 5/04/27 (c)	600,000	651,683
TNB Global Ventures Capital Bhd
3.244% 10/19/26 (c)	380,000	403,278
Vistra Operations Co. LLC
3.550% 7/15/24 (c)	1,285,000	1,344,558
		13,399,441
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (c) (d)	100,000	121,761

	Principal Amount	Value
Electronics — 0.2%
Arrow Electronics, Inc.
4.000% 4/01/25	$375,000	$404,508
Avnet, Inc.
3.750% 12/01/21	475,000	483,305
Honeywell International, Inc.
0.750% 3/10/32 EUR (d)	160,000	192,039
Keysight Technologies, Inc.
4.600% 4/06/27	115,000	131,317
		1,211,169
Engineering & Construction — 0.2%
Cellnex Telecom SA
1.750% 10/23/30 EUR (c) (d)	200,000	232,016
Heathrow Funding Ltd.
4.875% 7/15/23 (c)	820,000	826,781
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (c) (d)	155,000	183,532
Weekley Homes LLC / Weekley Finance Corp.
4.875% 9/15/28 (c)	120,000	123,000
		1,365,329
Entertainment — 0.0%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (c) (d)	100,000	118,903
International Game Technology PLC
3.500% 6/15/26 EUR (c) (d)	100,000	119,674
3.500% 6/15/26 EUR (c) (d)	100,000	119,674
		358,251
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
7.500% 3/15/26 (c)	180,000	198,831
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (c) (d)	100,000	138,384
Bellis Finco PLC
4.000% 2/16/27 GBP (c) (d)	100,000	138,204
Carrefour SA
1.750% 7/15/22 EUR (c) (d)	110,000	131,576
China Mengniu Dairy Co. Ltd.
2.500% 6/17/30 (c)	400,000	384,668
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (c)	240,000	244,800
Danone SA
0.424% 11/03/22 EUR (c) (d)	100,000	118,445
Iceland Bondco PLC
4.625% 3/15/25 GBP (c) (d)	150,000	204,370

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (c) (d)	$39,000	$46,640
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (c) (d)	150,000	181,331
Yili Holding Investment Co.
1.625% 11/19/25 (c)	566,000	557,340
		2,344,589
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (c)	1,500,000	1,614,375
Gas — 0.2%
APT Pipelines Ltd.
4.250% 7/15/27 (c)	885,000	979,091
NiSource, Inc.
1.700% 2/15/31	370,000	342,427
		1,321,518
Health Care – Products — 0.2%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (c) (d)	111,000	133,602
Becton Dickinson Euro Finance Sarl
0.632% 6/04/23 EUR (d)	109,000	129,655
1.213% 2/12/36 EUR (d)	100,000	116,456
DH Europe Finance II Sarl
0.450% 3/18/28 EUR (d)	100,000	117,831
0.750% 9/18/31 EUR (d)	100,000	117,570
Medtronic Global Holdings SCA
0.375% 3/07/23 EUR (d)	160,000	189,743
0.375% 10/15/28 EUR (d)	100,000	117,706
PerkinElmer, Inc.
3.300% 9/15/29	195,000	205,556
Thermo Fisher Scientific, Inc.
0.125% 3/01/25 EUR (d)	240,000	282,717
0.875% 10/01/31 EUR (d)	240,000	286,514
2.375% 4/15/32 EUR (d)	100,000	136,857
		1,834,207
Health Care – Services — 0.5%
CAB SELAS
3.375% 2/01/28 EUR (c) (d)	135,000	157,713
Centene Corp.
2.500% 3/01/31	485,000	461,962
3.375% 2/15/30	515,000	519,826
4.250% 12/15/27	570,000	599,326
4.625% 12/15/29	875,000	947,017
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (c) (d)	72,000	85,050

	Principal Amount	Value
Humana, Inc.
4.875% 4/01/30	$645,000	$757,501
Tenet Healthcare Corp.
7.500% 4/01/25 (c)	215,000	232,129
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	186,297
		3,946,821
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (c) (d)	111,000	133,528
Home Builders — 0.0%
Shea Homes LP / Shea Homes Funding Corp.
4.750% 4/01/29 (c)	155,000	156,783
Insurance — 0.6%
AIA Group Ltd.
3.900% 4/06/28 (c)	640,000	699,712
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (a) (c) (d)	400,000	514,526
American International Group, Inc.
5.000% 4/26/23 GBP (c) (d)	150,000	224,593
AXA SA 3 mo. EURIBOR + 3.750%
3.375% VRN 7/06/47 EUR (c) (d)	140,000	188,539
Berkshire Hathaway Finance Corp.
2.375% 6/19/39 GBP (d)	300,000	435,106
Berkshire Hathaway, Inc.
0.750% 3/16/23 EUR (d)	160,000	190,695
CNO Financial Group, Inc.
5.250% 5/30/25	242,000	273,934
CNP Assurances
1.875% 10/20/22 EUR (c) (d)	100,000	120,606
Equitable Holdings, Inc.
4.350% 4/20/28	610,000	682,664
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (c) (d)	185,000	292,294
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	181,510
MGIC Investment Corp.
5.250% 8/15/28	95,000	98,919
Trinity Acquisition PLC
4.400% 3/15/26	545,000	613,210
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (d)	100,000	131,675
		4,647,983

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.9%
Adevinta ASA
3.000% 11/15/27 EUR (c) (d)	$100,000	$121,081
Alibaba Group Holding Ltd.
3.400% 12/06/27	600,000	643,330
Baidu, Inc.
2.875% 7/06/22	1,560,000	1,597,921
3.625% 7/06/27	200,000	217,590
4.375% 3/29/28	530,000	586,154
Booking Holdings, Inc.
2.150% 11/25/22 EUR (d)	100,000	121,101
4.100% 4/13/25	180,000	200,498
4.500% 4/13/27	990,000	1,148,146
4.625% 4/13/30	120,000	139,691
MercadoLibre, Inc.
3.125% 1/14/31	200,000	190,400
Netflix, Inc.
4.625% 5/15/29 EUR (d)	570,000	829,187
Tencent Holdings Ltd.
1.810% 1/26/26 (c)	400,000	401,063
3.575% 4/11/26 (c)	550,000	596,805
		6,792,967
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (c) (d)	100,000	120,779
JAB Holdings BV
2.000% 5/18/28 EUR (c) (d)	300,000	386,006
		506,785
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (c)	200,000	205,549
5.450% 1/24/28 (c)	200,000	205,548
		411,097
Leisure Time — 0.1%
Pinnacle Bidco PLC
5.500% 2/15/25 EUR (c) (d)	100,000	118,727
Royal Caribbean Cruises Ltd.
11.500% 6/01/25 (c)	405,000	472,331
		591,058
Lodging — 0.0%
Las Vegas Sands Corp.
3.200% 8/08/24	130,000	135,530
3.500% 8/18/26	210,000	218,863
		354,393
Machinery – Diversified — 0.1%
Sofima Holding SPA
3.750% 1/15/28 EUR (c) (d)	100,000	118,003

	Principal Amount	Value
Vertical Midco GmbH
4.375% 7/15/27 EUR (c) (d)	$100,000	$123,157
Vertical US Newco, Inc.
5.250% 7/15/27 (c)	485,000	507,734
		748,894
Media — 0.7%
Bertelsmann SE & Co. KGaA
2.625% 8/02/22 EUR (c) (d)	100,000	121,799
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	565,000	566,254
5.375% 6/01/29 (c)	80,000	85,800
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	270,000	250,732
2.800% 4/01/31	1,060,000	1,048,015
4.200% 3/15/28	485,000	534,818
4.800% 3/01/50	145,000	155,114
5.125% 7/01/49	215,000	241,238
5.750% 4/01/48	45,000	54,727
6.484% 10/23/45	105,000	136,388
Comcast Corp.
3.250% 11/01/39	835,000	858,371
CSC Holdings LLC
7.500% 4/01/28 (c)	200,000	220,560
Summer BidCo BV
9.000% 11/15/25 EUR (c) (d)	262,188	315,154
TDF Infrastructure SASU
2.875% 10/19/22 EUR (c) (d)	100,000	121,425
Virgin Media Secured Finance PLC
4.250% 1/15/30 GBP (c) (d)	150,000	206,790
Ziggo BV
2.875% 1/15/30 EUR (c) (d)	100,000	117,609
2.875% 1/15/30 EUR (c) (d)	100,000	117,609
		5,152,403
Mining — 0.2%
Alcoa Nederland Holding BV
5.500% 12/15/27 (c)	325,000	349,830
Arconic Corp.
6.125% 2/15/28 (c)	320,000	341,824
Constellium SE
4.250% 2/15/26 EUR (c) (d)	200,000	238,626
Hudbay Minerals, Inc.
4.500% 4/01/26 (c)	90,000	93,538
6.125% 4/01/29 (c)	200,000	213,500
		1,237,318

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.3%
General Electric Co.
0.875% 5/17/25 EUR (d)	$100,000	$120,700
5.550% 1/05/26	545,000	645,651
Siemens Financieringsmaatschappij NV
0.010% 2/20/23 EUR (c) (d)	100,000	117,890
0.375% 9/06/23 EUR (c) (d)	107,000	127,524
1.700% 3/11/28 (c)	250,000	245,506
2.150% 3/11/31 (c)	800,000	780,692
		2,037,963
Multi-National — 0.4%
European Investment Bank
1.250% 5/12/25 SEK (c) (d)	190,000	22,632
1.250% 5/12/25 SEK (c) (d)	7,220,000	860,023
International Finance Corp.
6.300% 11/25/24 INR (d)	160,000,000	2,246,363
		3,129,018
Oil & Gas — 1.2%
Aker BP ASA
2.875% 1/15/26 (c)	180,000	185,813
BP Capital Markets PLC
1.109% 2/16/23 EUR (c) (d)	150,000	180,507
2.213% 9/25/26 EUR (c) (d)	160,000	208,977
Continental Resources, Inc.
5.750% 1/15/31 (c)	395,000	446,295
Diamondback Energy, Inc.
3.250% 12/01/26	545,000	571,362
Eni SpA
3.250% 7/10/23 EUR (c) (d)	117,000	147,977
4.750% 9/12/28 (c)	875,000	1,003,563
EQT Corp.
5.000% 1/15/29	130,000	139,100
8.500% STEP 2/01/30	130,000	165,789
Matador Resources Co.
5.875% 9/15/26	28,000	27,265
Occidental Petroleum Corp.
2.900% 8/15/24	445,000	440,065
8.000% 7/15/25	260,000	298,462
8.500% 7/15/27	125,000	148,125
OMV AG
0.010% 6/16/23 EUR (c) (d)	71,000	83,578
Petrobras Global Finance BV
7.375% 1/17/27	190,000	225,627
Petroleos Mexicanos
5.125% 3/15/23 EUR (c) (d)	850,000	1,045,269
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (c)	570,000	586,154

	Principal Amount	Value
Reliance Industries Ltd.
3.667% 11/30/27 (c)	$600,000	$651,546
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (c)	330,000	366,462
Total Capital International SA
2.125% 3/15/23 EUR (c) (d)	100,000	122,836
Valero Energy Corp.
2.150% 9/15/27	210,000	205,646
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (c) (d)	100,000	118,181
Woodside Finance Ltd.
3.700% 9/15/26 (c)	2,000,000	2,132,017
		9,500,616
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (c) (d)	180,000	209,763
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (c) (d)	100,000	120,143
		329,906
Pharmaceuticals — 2.6%
AbbVie, Inc.
2.950% 11/21/26	410,000	436,533
3.200% 11/21/29	340,000	361,445
4.050% 11/21/39	270,000	301,415
4.250% 11/21/49	325,000	366,150
4.700% 5/14/45	530,000	628,753
4.875% 11/14/48	1,210,000	1,462,016
Bausch Health Americas, Inc.
8.500% 1/31/27 (c)	150,000	166,406
Bayer Capital Corp. BV
0.625% 12/15/22 EUR (c) (d)	100,000	118,697
1.250% 11/13/23 EUR (c) (d)	56,000	67,878
Becton Dickinson and Co.
1.957% 2/11/31	645,000	611,409
2.823% 5/20/30	1,210,000	1,239,577
3.020% 5/24/25 GBP (d)	150,000	221,058
3.700% 6/06/27	899,000	990,118
3.794% 5/20/50	390,000	409,908
4.669% 6/06/47	460,000	547,590
Cardinal Health, Inc.
3.750% 9/15/25	885,000	969,144
4.368% 6/15/47	515,000	557,928
4.500% 11/15/44	100,000	107,451
4.900% 9/15/45	105,000	120,125
Cigna Corp.
2.375% 3/15/31	340,000	334,316

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.400% 3/01/27	$385,000	$417,468
3.400% 3/15/50	385,000	377,951
3.400% 3/15/51	420,000	412,262
4.500% 2/25/26	1,270,000	1,444,356
CVS Health Corp.
1.300% 8/21/27	450,000	433,128
1.875% 2/28/31	405,000	379,477
2.700% 8/21/40	680,000	624,618
3.625% 4/01/27	2,095,000	2,291,467
4.250% 4/01/50	365,000	408,491
5.050% 3/25/48	445,000	544,585
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (c) (d)	100,000	118,216
Merck Financial Services GmbH
1.375% 9/01/22 EUR (c) (d)	48,000	57,356
Perrigo Finance Unlimited Co.
3.150% 6/15/30	710,000	696,667
3.900% 12/15/24	850,000	903,704
4.375% 3/15/26	415,000	449,986
Roche Finance Europe BV
0.500% 2/27/23 EUR (c) (d)	92,000	109,507
Sanofi
0.500% 3/21/23 EUR (c) (d)	100,000	118,982
2.500% 11/14/23 EUR (c) (d)	100,000	125,018
Takeda Pharmaceutical Co. Ltd.
1.125% 11/21/22 EUR (c) (d)	110,000	131,728
2.250% 11/21/26 EUR (c) (d)	270,000	351,330
Teva Pharmaceutical Finance Netherlands II BV
6.000% 1/31/25 EUR (d)	100,000	128,997
		20,543,211
Pipelines — 2.2%
Boardwalk Pipelines LP
3.400% 2/15/31	1,040,000	1,038,402
4.950% 12/15/24	1,415,000	1,584,268
Cameron LNG LLC
2.902% 7/15/31 (c)	180,000	181,642
3.302% 1/15/35 (c)	200,000	205,025
3.701% 1/15/39 (c)	150,000	158,808
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	489,784
5.125% 6/30/27	140,000	160,029
5.875% 3/31/25	760,000	865,797
7.000% 6/30/24	290,000	333,774
Cheniere Energy, Inc.
4.625% 10/15/28 (c)	535,000	556,491
DCP Midstream Operating LP
6.750% 9/15/37 (c)	160,000	178,600

	Principal Amount	Value
Energy Transfer Operating LP
2.900% 5/15/25	$185,000	$192,444
3.750% 5/15/30	390,000	401,808
4.500% 4/15/24	105,000	114,500
4.950% 6/15/28	160,000	178,955
5.000% 5/15/50	90,000	92,550
5.250% 4/15/29	685,000	779,276
5.500% 6/01/27	355,000	409,200
5.875% 1/15/24	600,000	669,184
6.000% 6/15/48	780,000	884,730
6.250% 4/15/49	105,000	122,946
Gray Oak Pipeline LLC
2.000% 9/15/23 (c)	55,000	55,981
2.600% 10/15/25 (c)	170,000	172,442
3.450% 10/15/27 (c)	70,000	72,206
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	490,000	502,772
NuStar Logistics LP
5.750% 10/01/25	255,000	272,983
Sabine Pass Liquefaction LLC
4.500% 5/15/30	95,000	106,539
5.000% 3/15/27	290,000	329,938
5.875% 6/30/26	1,715,000	2,008,249
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (c)	305,000	328,287
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	240,000	264,408
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (d)	650,000	528,110
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	138,662
4.600% 3/15/48	575,000	651,746
The Williams Cos., Inc.
3.900% 1/15/25	800,000	866,249
4.550% 6/24/24	385,000	424,257
5.100% 9/15/45	660,000	757,550
		17,078,592
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl
1.750% 3/12/29 EUR (c) (d)	280,000	339,319
Real Estate — 0.5%
ADLER Group SA
1.500% 7/26/24 EUR (c) (d)	100,000	115,205

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Akelius Residential Property AB
1.750% 2/07/25 EUR (c) (d)	$370,000	$457,764
CIFI Holdings Group Co. Ltd.
6.550% 3/28/24 (c)	400,000	424,324
Consus Real Estate AG
9.625% 5/15/24 EUR (c) (d)	175,000	216,336
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (c)	450,000	467,391
Howard Hughes Corp.
4.125% 2/01/29 (c)	250,000	244,430
4.375% 2/01/31 (c)	185,000	181,184
5.375% 8/01/28 (c)	45,000	47,306
Logicor Financing Sarl
1.500% 11/14/22 EUR (c) (d)	110,000	131,638
Shimao Group Holdings Ltd.
5.600% 7/15/26 (c)	400,000	431,163
Sun Hung Kai Properties Capital Market Ltd.
2.875% 1/21/30 (c)	1,150,000	1,168,441
Vonovia Finance BV
2.250% 12/15/23 EUR (c) (d)	100,000	124,768
		4,009,950
Real Estate Investment Trusts (REITS) — 2.7%
American Campus Communities Operating Partnership LP
2.850% 2/01/30	810,000	810,142
3.300% 7/15/26	405,000	434,979
American Tower Corp.
1.600% 4/15/26	280,000	280,510
Boston Properties LP
2.900% 3/15/30	785,000	791,482
3.250% 1/30/31	765,000	791,382
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	522,071
4.125% 6/15/26	2,000,000	2,207,310
4.125% 5/15/29	160,000	172,625
Digital Dutch Finco BV
0.125% 10/15/22 EUR (c) (d)	108,000	127,108
Essex Portfolio LP
1.650% 1/15/31	380,000	344,554
4.000% 3/01/29	760,000	840,571
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	132,087
Healthcare Realty Trust, Inc.
2.050% 3/15/31	230,000	215,520
3.625% 1/15/28	850,000	913,028
Healthpeak Properties, Inc.
2.875% 1/15/31	1,445,000	1,455,664
3.250% 7/15/26	65,000	70,189

	Principal Amount	Value
3.500% 7/15/29	$70,000	$74,989
Highwoods Realty LP
3.050% 2/15/30	675,000	681,139
4.125% 3/15/28	405,000	437,981
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (c) (d)	300,000	371,525
2.500% 11/28/29 EUR (c) (d)	100,000	130,671
Klepierre SA
1.000% 4/17/23 EUR (c) (d)	100,000	119,679
Prologis LP
1.250% 10/15/30	210,000	190,315
2.250% 6/30/29 GBP (d)	150,000	217,811
Regency Centers LP
3.600% 2/01/27	305,000	329,969
3.700% 6/15/30	205,000	219,005
4.125% 3/15/28	815,000	890,368
SBA Tower Trust
2.836% 1/15/50 (c)	320,000	335,617
3.448% 3/15/48 (c)	995,000	1,047,733
3.722% 4/09/48 (c)	415,000	422,244
Scentre Group Trust 1 / Scentre Group Trust 2
1.375% 3/22/23 EUR (c) (d)	111,000	133,362
Simon Property Group LP
2.650% 7/15/30	435,000	435,560
3.300% 1/15/26	910,000	973,989
VEREIT Operating Partnership LP
2.200% 6/15/28	120,000	117,664
2.850% 12/15/32	580,000	561,210
3.400% 1/15/28	400,000	421,507
3.950% 8/15/27	1,850,000	2,028,991
4.875% 6/01/26	1,050,000	1,201,787
		21,452,338
Retail — 0.6%
eG Global Finance PLC
4.375% 2/07/25 EUR (c) (d)	100,000	114,505
L Brands, Inc.
6.625% 10/01/30 (c)	415,000	470,247
Next Group PLC
3.625% 5/18/28 GBP (c) (d)	250,000	374,033
PetSmart, Inc. / PetSmart Finance Corp.
4.750% 2/15/28 (c)	600,000	614,886
QVC, Inc.
4.375% 3/15/23	1,750,000	1,833,125
Ross Stores, Inc.
1.875% 4/15/31	495,000	463,624

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Walgreens Boots Alliance, Inc.
2.125% 11/20/26 EUR (d)	$380,000	$486,468
		4,356,888
Savings & Loans — 0.0%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (c) (d)	140,000	172,737
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (c) (d)	150,000	184,822
		357,559
Semiconductors — 0.6%
Asml Holding NV
0.625% 7/07/22 EUR (c) (d)	100,000	118,382
1.625% 5/28/27 EUR (c) (d)	100,000	128,206
Infineon Technologies AG
1.125% 6/24/26 EUR (c) (d)	400,000	489,616
Micron Technology, Inc.
4.185% 2/15/27	1,150,000	1,276,210
4.975% 2/06/26	435,000	497,565
NXP BV / NXP Funding LLC
5.350% 3/01/26 (c)	1,115,000	1,301,055
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (c)	45,000	47,177
3.150% 5/01/27 (c)	95,000	100,898
TSMC Global Ltd.
1.000% 9/28/27 (c)	620,000	594,923
		4,554,032
Software — 0.1%
Fidelity National Information Services, Inc.
0.125% 12/03/22 EUR (d)	109,000	128,412
0.750% 5/21/23 EUR (d)	110,000	131,170
Fiserv, Inc.
3.000% 7/01/31 GBP (d)	250,000	370,171
Oracle Corp.
2.300% 3/25/28	355,000	358,944
SAP SE
1.125% 2/20/23 EUR (c) (d)	106,000	127,169
		1,115,866
Telecommunications — 3.0%
Altice France SA
3.375% 1/15/28 EUR (c) (d)	135,000	154,357
5.500% 1/15/28 (c)	495,000	507,994
America Movil SAB de CV
5.750% 6/28/30 GBP (d)	140,000	252,274
AT&T, Inc.
1.600% 5/19/28 EUR (d)	200,000	250,350

	Principal Amount	Value
1.650% 2/01/28	$415,000	$401,301
2.050% 5/19/32 EUR (d)	100,000	129,634
2.250% 2/01/32	1,250,000	1,187,916
2.300% 6/01/27	450,000	459,656
2.500% 3/15/23 EUR (d)	113,000	138,518
2.550% 12/01/33 (c)	480,000	455,046
2.750% 6/01/31	825,000	820,968
3.800% 12/01/57 (c)	844,000	799,345
4.300% 2/15/30	275,000	309,509
British Telecommunications PLC
1.125% 3/10/23 EUR (c) (d)	111,000	133,399
C&W Senior Financing DAC
7.500% 10/15/26 (c)	400,000	423,500
Chorus Ltd.
1.125% 10/18/23 EUR (c) (d)	100,000	120,600
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (c) (d)	109,000	128,930
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (c) (d)	112,000	133,488
4.250% 7/13/22 EUR (c) (d)	80,000	99,251
HKT Capital No 4 Ltd.
3.000% 7/14/26 (c)	800,000	840,176
NTT Finance Corp.
1.591% 4/03/28 (c)	765,000	746,292
2.065% 4/03/31 (c)	200,000	197,371
Orange SA
0.750% 9/11/23 EUR (c) (d)	100,000	119,723
0.875% 2/03/27 EUR (c) (d)	200,000	244,531
PLT VII Finance Sarl
4.625% 1/05/26 EUR (c) (d)	100,000	121,897
Sprint Capital Corp.
6.875% 11/15/28	250,000	315,242
T-Mobile USA, Inc.
3.500% 4/15/25 (c)	400,000	431,764
3.750% 4/15/27 (c)	2,560,000	2,798,182
Tele2 AB
1.125% 5/15/24 EUR (c) (d)	140,000	169,419
2.125% 5/15/28 EUR (c) (d)	130,000	169,298
Telefonica Emisiones SA
2.242% 5/27/22 EUR (c) (d)	200,000	241,236
3.987% 1/23/23 EUR (c) (d)	100,000	126,151
Telstra Corp. Ltd.
3.500% 9/21/22 EUR (c) (d)	114,000	141,072
Verizon Communications, Inc.
1.300% 5/18/33 EUR (d)	580,000	711,114
2.100% 3/22/28	365,000	366,894
2.550% 3/21/31	565,000	563,493

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.650% 11/20/40	$530,000	$483,226
2.987% 10/30/56 (c)	2,595,000	2,282,421
4.329% 9/21/28	520,000	595,117
4.522% 9/15/48	325,000	375,877
4.750% 11/01/41	165,000	196,692
Vodafone Group PLC
1.750% 8/25/23 EUR (c) (d)	113,000	138,930
4.125% 5/30/25	1,750,000	1,956,537
4.125% 5/30/25	280,000	313,046
4.875% 6/19/49	700,000	829,901
5.250% 5/30/48	848,000	1,056,982
		23,438,620
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	250,000	269,681
Transportation — 0.2%
Deutsche Post AG
2.750% 10/09/23 EUR (c) (d)	62,000	78,229
FedEx Corp.
1.000% 1/11/23 EUR (d)	110,000	131,243
Guangzhou Metro Investment Finance BVI Ltd.
2.310% 9/17/30 (c)	600,000	560,208
SF Holding Investment Ltd.
2.875% 2/20/30 (c)	570,000	572,475
		1,342,155
Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC
4.125% 7/15/23 (c)	1,110,000	1,181,228
Water — 0.0%
Veolia Environnement SA
0.314% 10/04/23 EUR (c) (d)	100,000	118,544

TOTAL CORPORATE DEBT (Cost $250,105,217)		256,480,180

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Auto Floor Plan Asset-Backed Securities — 0.3%
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B, 1.320% 9/15/27	410,000	409,254
Series 2018-2, Class B, 3.320% 3/15/25	1,200,000	1,249,001
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C, 1.310% 10/15/25 (c)	290,000	288,237

	Principal Amount	Value
Series 2020-1, Class C, 1.480% 8/15/25 (c)	$485,000	$486,432
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
2.259% FRN 7/25/25 (c)	270,000	272,821
		2,705,745
Automobile Asset-Backed Securities — 1.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	276,288
Series 2019-1, Class B, 3.130% 2/18/25	160,000	164,385
Series 2018-2, Class D, 4.010% 7/18/24	255,000	269,271
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, Class A, 2.970% 3/20/24 (c)	1,635,000	1,701,274
Series 2019-1A, Class A, 3.450% 3/20/23 (c)	275,000	281,205
Capital Auto Receivables Asset Trust
Series 2018-2, Class C, 3.690% 12/20/23 (c)	825,000	830,838
Series 2018-1, Class D, 3.700% 6/20/25 (c)	800,000	810,668
CarMax Auto Owner Trust
Series 2020-3, Class B, 1.090% 3/16/26	730,000	734,085
Series 2017-3, Class B, 2.440% 2/15/23	1,215,000	1,223,150
GM Financial Automobile Leasing Trust
Series 2020-3, Class C, 1.110% 10/21/24	305,000	307,208
Series 2020-2, Class C, 2.560% 7/22/24	270,000	279,408
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class C
1.370% 1/16/26	470,000	477,761
Hyundai Auto Receivables Trust
Series 2020-C, Class C, 1.080% 12/15/27	520,000	512,938
Series 2020-B, Class C, 1.600% 12/15/26	500,000	503,743
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (c)	735,000	725,279

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Retail Auto Lease Trust
Series 2021-A, Class D, 1.380% 3/22/27 (c)	$715,000	$713,772
Series 2019-B, Class D, 3.310% 6/20/24 (c)	715,000	737,659
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170% 1/15/25	200,000	205,303
		10,754,235
Commercial Mortgage-Backed Securities — 3.9%
Ashford Hospitality Trust, Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250%
1.356% FRN 4/15/35 (c)	235,000	233,240
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
1.356% FRN 9/15/32 (c)	235,000	234,560
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (c) (f)	380,000	420,422
BANK, Series 2018-BNK13, Class A5,
4.217% VRN 8/15/61 (f)	415,000	470,594
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
2.266% FRN 11/15/34 (c)	245,000	239,396
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878% VRN 1/15/51 (f)	290,000	320,003
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (f)	375,000	422,276
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	705,247
BX Trust, Series 2018-GW, Class A, 1 mo. USD LIBOR + .800%
0.906% FRN 5/15/35 (c)	860,000	859,730
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	311,073
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.518% VRN 5/10/35 (c) (f)	315,000	318,089
Series 2013-375P, Class C, 3.518% VRN 5/10/35 (c) (f)	390,000	398,202
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	562,997
Series 2018-B2, Class C, 4.672% VRN 3/10/51 (f)	205,000	217,012

	Principal Amount	Value
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
1.756% FRN 11/15/37 (c)	$285,067	$285,334
Commercial Mortgage Trust
Series 2015-DC1, Class AM, 3.724% 2/10/48	150,000	162,590
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (f)	1,650,000	1,806,841
Series 2015-CR26, Class B, 4.480% VRN 10/10/48 (f)	627,000	691,100
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (c)	305,000	310,941
Series 2020-NET, Class C, 3.526% 8/15/37 (c)	480,000	497,336
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763% 9/15/52	655,000	676,805
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	303,257
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	354,742
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (c) (f)	520,000	500,290
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 1.140% FRN 12/15/36 (c)	710,000	709,112
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 1.739% FRN 12/15/36 (c)	435,000	430,652
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.039% FRN 12/15/36 (c)	820,000	805,145
GS Mortgage Securities Trust
Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 1.406% FRN 6/15/36 (c)	735,000	733,356
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	913,366
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	430,433
Series 2017-GS8, Class C, 4.336% VRN 11/10/50 (f)	540,000	564,498
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.200%
1.306% FRN 12/15/34 (c)	715,000	713,661
ILPT Trust, Series 2019-SURF, Class A
4.145% 2/11/41 (c)	835,000	936,959

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Independence Plaza Trust
Series 2018-INDP, Class A, 3.763% 7/10/35 (c)	$845,000	$895,777
Series 2018-INDP, Class B, 3.911% 7/10/35 (c)	855,000	898,071
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.500%
1.606% FRN 1/15/33 (c)	500,000	497,993
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (c)	115,000	121,758
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS,
3.858% VRN 3/15/50 (f)	160,000	173,543
Manhattan West, Series 2020-1MW, Class D,
2.335% VRN 9/10/39 (c) (f)	290,000	280,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B,
4.565% VRN 4/15/47 (f)	1,215,000	1,299,416
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.310% 12/15/51	1,015,000	1,144,240
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + .900%
1.006% FRN 10/15/37 (c)	1,210,000	1,209,996
SLIDE, Series 2018-FUN, Class A, 1 mo. USD LIBOR + .900%
1.006% FRN 6/15/31 (c)	975,554	974,945
VNO Mortgage Trust,
3.903% VRN 1/10/35 (c) (f)	750,000	763,138
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 1.906% FRN 2/15/40 (c)	405,000	406,263
Series 2019-JWDR, Class A, 2.501% VRN 9/15/31 (c) (f)	710,000	717,399
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,801,941
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,108,636
Series 2015-C29, Class C, 4.214% VRN 6/15/48 (f)	935,000	974,670
		30,807,788

	Principal Amount	Value
Other Asset-Backed Securities — 3.8%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (c)	$681,575	$694,739
Ares LVII CLO Ltd., Series 2020-57A, Class A, 3 mo. USD LIBOR + 1.320%
1.564% FRN 10/25/31 (c)	745,000	745,938
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.060%
0.251% FRN 4/15/34 (c) (e)	495,000	495,000
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080%
1.304% FRN 7/20/28 (c)	418,218	418,252
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (c) (f)	503,070	501,145
Bluemountain CLO Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930%
1.153% FRN 7/18/27 (c)	223,963	223,976
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
1.521% FRN 2/12/30 (c)	1,230,000	1,230,048
CIFC Funding Ltd.
Series 2020-3A, Class A1, 3 mo. USD LIBOR + 1.350% 1.555% FRN 10/20/31 (c)	1,405,000	1,407,200
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.941% FRN 7/15/32 (c)	870,000	871,632
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (c)	565,000	577,211
Series 2020-1A, Class A2, 3.786% 7/20/50 (c)	273,625	285,027
Dryden 86 CLO Ltd., Series 2020-86A, Class A, 3 mo. USD LIBOR + 1.650%
1.873% FRN 7/17/30 (c)	1,355,000	1,357,389
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150%
1.374% FRN 10/20/28 (c)	560,817	560,844
Hardee’s Funding LLC, Series 2018-1A, Class AII
4.959% 6/20/48 (c)	316,875	330,176

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740% 2/25/39 (c)	$291,967	$303,403
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
1.743% FRN 5/06/30 (c)	265,000	264,387
Jack In The Box Funding LLC, Series 2019-1A, Class A2I
3.982% 8/25/49 (c)	535,950	546,874
Madison Park Funding Ltd.
Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300% 1.541% FRN 7/15/32 (c)	510,000	510,238
Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330% 1.571% FRN 10/15/32 (c)	1,020,000	1,024,457
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
1.274% FRN 11/15/28 (c)	1,055,000	1,055,300
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (c) (f)	358,856	371,021
MVW LLC
Series 2020-1A, Class A, 1.740% 10/20/37 (c)	222,700	226,401
Series 2020-1A, Class C, 4.210% 10/20/37 (c)	264,719	279,684
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 1.184% FRN 1/20/32 (c)	1,445,000	1,444,424
Series 2017-16SA, Class AR, 3 mo. USD LIBOR + 1.040% 1.240% FRN 4/15/34 (c)	765,000	765,078
Series 2020-38A, Class A, 3 mo. USD LIBOR + 1.300% 1.524% FRN 10/20/32 (c)	695,000	696,559
OCP CLO Ltd.
Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 1.344% FRN 7/20/29 (c)	725,000	725,010
Series 2020-19A, Class A1, 3 mo. USD LIBOR + 1.750% 1.974% FRN 7/20/31 (c)	565,000	566,231
Octagon Investment Partners Ltd.
Series 2015-1A, Class A1R, 3 mo. USD LIBOR + .850% 1.091% FRN 7/15/27 (c)	225,002	225,012

	Principal Amount	Value
Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180% 1.398% FRN 1/24/33 (c)	$885,000	$885,070
Series 2015-1A, Class BR, 3 mo. USD LIBOR + 1.200% 1.441% FRN 7/15/27 (c)	265,000	264,517
OZLM Ltd.
Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010% 1.233% FRN 7/17/29 (c)	348,406	347,556
Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 1.393% FRN 10/17/29 (c)	639,963	640,009
Palmer Square CLO Ltd., Series 2020-2A, Class A1A, 3 mo. USD LIBOR + 1.700%
1.941% FRN 7/15/31 (c)	570,000	571,052
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.561% FRN 10/15/32 (c)	690,000	690,942
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (c)	735,000	778,640
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (c)	311,347	320,608
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300%
1.524% FRN 7/20/32 (c)	1,215,000	1,216,118
Symphony CLO Ltd.
Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880% 1.121% FRN 4/15/28 (c)	561,038	561,063
Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080% 1.189% FRN 4/20/33 (c)	425,000	425,089
Series 2020-23A, Class A, 3 mo. USD LIBOR + 1.320% 1.487% FRN 1/15/34 (c)	1,445,000	1,447,799
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (c)	562,063	564,877
Towd Point Mortgage Trust
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (c) (f)	208,833	210,562
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (c) (f)	497,193	526,350
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (c) (f)	73,260	73,377

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Owner Trust, Series 2018-1A, Class C
3.200% 9/20/22 (c)	$650,000	$655,436
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
1.284% FRN 10/20/29 (c)	650,000	650,024
		29,531,745
Student Loans Asset-Backed Securities — 0.9%
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A, 1.170% 9/16/69 (c)	239,598	240,348
Series 2020-HA, Class A, 1.310% 1/15/69 (c)	363,886	365,717
Series 2020-DA, Class A, 1.690% 5/15/69 (c)	320,942	323,703
Series 2019-FA, Class A2, 2.600% 8/15/68 (c)	677,975	693,474
Series 2020-CA, Class B, 2.830% 11/15/68 (c)	470,000	453,644
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740%
0.849% FRN 3/26/68 (c)	268,526	267,305
SMB Private Education Loan Trust
Series 2021-A, Class APT1, 1.070% 1/15/53 (c)	891,238	881,622
Series 2020-BA, Class A1A, 1.290% 7/15/53 (c)	330,115	330,235
Series 2020-PTB, Class A2A, 1.600% 9/15/54 (c)	575,000	574,997
Series 2021-A, Class B, 2.310% 1/15/53 (c)	570,000	568,710
Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	630,509	645,835
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	1,107,667	1,159,171
Series 2018-C, Class A2A, 3.630% 11/15/35 (c)	803,529	839,313
		7,344,074
Whole Loan Collateral Collateralized Mortgage Obligations — 2.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, 1.691% VRN 4/25/65 (c) (f)	892,917	901,502
Series 2020-6, Class A3, 1.775% VRN 5/25/65 (c) (f)	695,752	697,054
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (c) (f)	233,592	235,732
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (c) (f)	275,000	281,768

	Principal Amount	Value
Series 2019-3, Class A2, 3.136% VRN 5/25/59 (c) (f)	$267,538	$270,778
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (c) (f)	239,587	241,971
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (c) (f)	102,040	104,319
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (c) (f)	918,054	925,908
Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (c) (f)	167,536	167,487
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.506% VRN 4/27/65 (c) (f)	242,602	244,933
Series 2019-3, Class A1, 2.764% VRN 8/25/49 (c) (f)	336,664	339,393
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (c) (f)	443,885	451,682
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (c) (f)	430,000	441,782
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 0.959% FRN 3/25/50 (c)	192,663	193,427
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (c) (f)	91,975	93,445
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (c) (f)	664,455	674,530
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (c) (f)	255,532	258,040
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (c) (f)	484,990	487,183
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (f)	95,743	96,914
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (c) (f)	71,589	72,089
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (c) (f)	22,126	22,256
GMRF Mortgage Acquisition Co., Series 2019-1, Class A22,
4.000% VRN 2/25/59 (c) (f)	61,948	63,262
GS Mortgage Backed Securities, Series 2020-INV1, Class A14,
3.000% VRN 10/25/50 (c) (f)	508,559	518,587
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, 1.657% VRN 5/25/65 (c) (f)	408,451	410,826
Series 2019-3, Class A1, 2.675% VRN 11/25/59 (c) (f)	15,145	15,370

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (c) (f)	$345,894	$352,091
Series 2019-1, Class A1, 3.454% VRN 1/25/59 (c) (f)	231,768	238,151
Series 2019-1, Class A3, 3.606% VRN 1/25/59 (c) (f)	377,983	381,566
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 0.948% FRN 8/25/50 (c)	171,626	172,153
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (c) (f)	168,381	174,933
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (c) (f)	279,325	279,211
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (c) (f)	324,468	338,309
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (c) (f)	143,939	144,289
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (c) (f)	336,714	342,238
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (c) (f)	270,989	276,363
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (c) (f)	370,864	381,416
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (c) (f)	627,306	648,526
Series 2019-NQM3, Class A3, 3.086% VRN 7/25/49 (c) (f)	249,320	258,541
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.859% FRN 2/25/60 (c)	500,209	498,692
Series 2020-EXP3, Class 1A8, 3.000% VRN 1/25/60 (c) (f)	665,271	679,853
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (c) (f)	734,033	750,283
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (c) (f)	404,801	412,855
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (c) (f)	189,884	193,690
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (c) (f)	251,345	256,285
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (c) (f)	380,449	388,061
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (c) (f)	259,294	270,272
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (f)	413,922	419,971
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (f)	450,000	458,780

	Principal Amount	Value
Series 2018-CH1, Class A19, 4.000% VRN 2/25/48 (c) (f)	$334,986	$341,990
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (f)	95,250	97,129
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (c) (f)	131,198	134,133
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (f)	154,553	156,960
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (c) (f)	225,334	230,024
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (c) (e) (f)	49,442	49,441
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (c) (f)	254,872	256,831
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (c) (f)	343,147	348,012
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (c) (f)	178,836	180,666
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (c) (f)	350,780	358,360
Verus Securitization Trust
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (c)	674,259	686,390
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (c) (f)	851,800	867,674
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (c)	250,899	253,108
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (c) (f)	541,047	548,169
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (c) (f)	146,552	147,098
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (c) (f)	711,766	723,423
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (c) (f)	100,000	102,462
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (c) (f)	577,856	582,975
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (c) (f)	350,000	364,277
		22,955,889

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,351,012)		104,099,476

SOVEREIGN DEBT OBLIGATIONS — 15.5%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (c)	1,000,000	1,003,978

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Albania Government International Bond
3.500% 10/09/25 EUR (c) (d)	$160,000	$198,740
3.500% 10/09/25 EUR (c) (d)	115,000	142,844
3.500% 6/16/27 EUR (c) (d)	105,000	131,041
Australia Government International Bond
3.000% 3/21/47 AUD (c) (d)	2,766,000	2,234,231
Bermuda Government International Bond
4.750% 2/15/29 (c)	650,000	751,660
Bonos Tesoreria Pesos
4.500% 3/01/26 CLP (d)	445,000,000	686,307
4.700% 9/01/30 CLP (c) (d)	3,325,000,000	5,066,349
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/25 BRL (d)	4,471,000	837,984
Bulgaria Government International Bond
1.375% 9/23/50 EUR (c) (d)	372,000	424,457
Bundesobligation
0.010% 4/11/25 EUR (c) (d)	3,683,000	4,440,549
Bundesrepublik Deutschland Bundesanleihe
0.010% 2/15/31 EUR (c) (d)	1,525,000	1,841,697
Canadian Government Bond
0.500% 12/01/30 CAD (d)	1,400,000	1,011,616
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (d)	2,644,558	3,076,395
Croatia Government International Bond
1.125% 6/19/29 EUR (c) (d)	465,000	559,924
1.125% 3/04/33 EUR (c) (d)	184,000	215,820
3.875% 5/30/22 EUR (c) (d)	400,000	490,555
Cyprus Government International Bond
0.010% 2/09/26 EUR (c) (d)	245,000	286,739
1.250% 1/21/40 EUR (c) (d)	45,000	55,470
1.500% 4/16/27 EUR (c) (d)	70,000	88,865
2.375% 9/25/28 EUR (c) (d)	1,402,000	1,911,901
2.750% 2/26/34 EUR (c) (d)	93,000	136,998
2.750% 5/03/49 EUR (c) (d)	114,000	184,596
3.750% 7/26/23 EUR (c) (d)	100,000	128,312
3.750% 7/26/23 EUR (c) (d)	120,000	153,975
3.875% 5/06/22 EUR (c) (d)	220,000	269,582
4.250% 11/04/25 EUR (c) (d)	540,000	757,206
4.250% 11/04/25 EUR (c) (d)	250,000	350,558
Czech Republic International Bond
3.875% 5/24/22 EUR (c) (d)	460,000	565,281

	Principal Amount	Value
Deutsche Bundesrepublik Inflation Linked Bond
0.500% 4/15/30 EUR (c) (d)	$740,369	$1,055,864
Egypt Government International Bond
4.750% 4/11/25 EUR (c) (d)	290,000	352,387
Export Import Bank of Thailand
1.457% 10/15/25 (c)	200,000	198,660
France Government Bond OAT
0.010% 11/25/30 EUR (c) (d)	3,295,000	3,883,367
0.700% 7/25/30 EUR (c) (d)	1,451,664	2,079,968
1.250% 5/25/36 EUR (c) (d)	1,918,000	2,563,322
1.750% 5/25/66 EUR (c) (d)	171,000	262,905
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (c) (d)	585,000	678,191
Iceland Government International Bond
0.010% 4/15/28 EUR (c) (d)	346,000	403,123
Indonesia Government International Bond
3.750% 6/14/28 EUR (c) (d)	1,280,000	1,781,243
6.125% 5/15/28 IDR (d)	14,144,000,000	943,105
7.000% 5/15/27 IDR (d)	6,090,000,000	435,486
8.375% 9/15/26 IDR (d)	1,700,000,000	129,311
8.750% 5/15/31 IDR (d)	4,710,000,000	366,420
10.250% 7/15/27 IDR (d)	1,300,000,000	107,464
Ireland Government International Bond
0.200% 10/18/30 EUR (c) (d)	1,582,000	1,895,655
1.350% 3/18/31 EUR (c) (d)	1,208,000	1,610,503
1.500% 5/15/50 EUR (c) (d)	100,000	139,984
2.000% 2/18/45 EUR (c) (d)	191,000	294,130
5.400% 3/13/25 EUR (d)	943,000	1,367,075
Israel Government International Bond
1.500% 1/18/27 EUR (c) (d)	530,000	671,253
1.750% 8/31/25 ILS (d)	4,274,000	1,364,090
3.750% 3/31/47 ILS (d)	659,000	257,738
5.500% 1/31/42 ILS (d)	3,753,000	1,823,357
Italy Buoni Poliennali Del Tesoro
0.650% 5/15/26 EUR (c) (d)	1,167,153	1,489,228
2.800% 3/01/67 EUR (c) (d)	1,445,000	2,116,742
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (c) (d)	105,000	119,952
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (d)	294,200,000	3,321,956
2.200% 9/20/39 JPY (d)	243,700,000	2,883,704
2.500% 9/20/37 JPY (d)	416,450,000	5,040,390
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (d)	337,100,000	3,159,500
0.700% 3/20/37 JPY (d)	149,900,000	1,427,451

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
1.200% 12/20/34 JPY (d)	$335,700,000	$3,414,726
1.500% 6/20/34 JPY (d)	12,000,000	126,124
Japanese Government CPI Linked Bond
0.100% 3/10/24 JPY (d)	150,655,000	1,370,828
0.100% 9/10/24 JPY (d)	168,028,200	1,533,461
0.100% 3/10/25 JPY (d)	159,041,000	1,450,724
Korea Electric Power Corp.
7.000% 2/01/27	120,000	153,812
Korea National Oil Corp.
1.625% 10/05/30 (c)	440,000	410,252
Korea South-East Power Co. Ltd.
1.000% 2/03/26 (c)	400,000	393,568
Latvia Government International Bond
0.375% 10/07/26 EUR (c) (d)	2,114,000	2,567,839
Malaysia Government Bond
3.844% 4/15/33 MYR (d)	590,000	141,527
4.065% 6/15/50 MYR (d)	3,696,000	838,987
4.642% 11/07/33 MYR (d)	1,525,000	389,350
4.736% 3/15/46 MYR (d)	5,640,000	1,412,146
4.921% 7/06/48 MYR (d)	6,645,000	1,689,941
4.935% 9/30/43 MYR (d)	155,000	39,831
Mexican Bonos
8.500% 5/31/29 MXN (d)	14,830,000	814,183
National Highways Authority of India
7.300% 5/18/22 INR (c) (d)	100,000,000	1,378,197
Netherlands Government International Bond
5.500% 1/15/28 EUR (c) (d)	50,000	82,622
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (c) (d)	860,000	754,582
4.000% 5/20/26 AUD (c) (d)	450,000	394,839
North Macedonia Government International Bond
1.625% 3/10/28 EUR (c) (d)	400,000	457,400
Norway Government Bond
3.000% 3/14/24 NOK (c) (d)	2,700,000	336,362
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (c) (d)	273,000	526,860
Province of Ontario Canada
3.500% 6/02/43 CAD (d)	140,000	125,232
3.500% 6/02/43 CAD (d)	62,000	55,460
Republic of South Africa Government Bond
8.250% 3/31/32 ZAR (d)	9,191,000	537,993
10.500% 12/21/26 ZAR (d)	20,000,000	1,538,618
Romanian Government International Bond
1.375% 12/02/29 EUR (c) (d)	110,000	128,040

	Principal Amount	Value
2.000% 1/28/32 EUR (c) (d)	$110,000	$129,319
2.000% 1/28/32 EUR (c) (d)	347,000	407,944
2.124% 7/16/31 EUR (c) (d)	642,000	768,566
2.375% 4/19/27 EUR (c) (d)	455,000	575,673
2.875% 10/28/24 EUR (c) (d)	100,000	128,546
2.875% 3/11/29 EUR (c) (d)	96,000	124,291
3.624% 5/26/30 EUR (c) (d)	670,000	900,344
Russian Federal Bond - OFZ
8.150% 2/03/27 RUB (d)	29,733,000	421,154
Serbia Government International Bond
1.500% 6/26/29 EUR (c) (d)	450,000	528,127
Serbia Treasury Bonds
4.500% 8/20/32 RSD (d)	75,250,000	830,109
Singapore Government International Bond
2.875% 7/01/29 SGD (d)	990,000	809,545
3.125% 9/01/22 SGD (d)	1,130,000	871,357
Slovenia Government International Bond
0.275% 1/14/30 EUR (c) (d)	589,000	712,412
1.000% 3/06/28 EUR (c) (d)	250,000	318,837
1.250% 3/22/27 EUR (c) (d)	856,000	1,100,803
1.500% 3/25/35 EUR (c) (d)	398,000	536,906
3.125% 8/07/45 EUR (c) (d)	393,000	699,197
4.625% 9/09/24 EUR (c) (d)	324,000	448,676
5.250% 2/18/24 (c)	200,000	225,941
5.250% 2/18/24 (c)	200,000	225,941
Spain Government International Bond
0.010% 1/31/25 EUR (d)	1,106,000	1,315,632
Sri Lanka Government International Bond
6.250% 7/27/21 (c)	200,000	191,506
Thailand Government Bond
1.585% 12/17/35 THB (d)	36,485,000	1,046,456
1.600% 12/17/29 THB (d)	4,400,000	139,101
3.650% 6/20/31 THB (d)	26,395,000	977,989
3.775% 6/25/32 THB (d)	8,585,000	321,227
United Kingdom Gilt
0.625% 6/07/25 GBP (c) (d)	2,298,000	3,213,718
0.625% 10/22/50 GBP (c) (d)	1,006,000	1,131,504
4.250% 12/07/46 GBP (c) (d)	1,076,000	2,401,216
4.750% 12/07/30 GBP (c) (d)	2,799,000	5,261,425
		122,054,120

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $120,927,213)		122,054,120

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.3%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	$407,443	$68,364
Federal Home Loan Multifamily Structured Pass Through Certificates
Series 2019-K100, Class B, 3.490% VRN 11/25/52 (c) (f)	765,000	803,391
Series 2019-K98, Class B, 3.737% VRN 10/25/52 (c) (f)	335,000	360,697
Series 2019-K736, Class B, 3.758% VRN 7/25/26 (c) (f)	585,000	626,075
Series 2018-K73, Class B, 3.853% VRN 2/25/51 (c) (f)	665,000	722,086
Series 2018-K731, Class B, 3.933% VRN 2/25/25 (c) (f)	720,000	774,266
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	64,752	65,428
		3,420,307
Pass-Through Securities — 13.7%
Federal Home Loan Mortgage Corp.
Pool #ZS7403 3.000% 5/01/31	187,136	198,946
Pool #SB0222 3.000% 11/01/34	265,292	284,689
Pool #ZS4693 3.000% 12/01/46	124,320	130,581
Pool #G08756 3.000% 4/01/47	50,670	53,242
Pool #SD0080 3.000% 9/01/49	193,225	205,855
Pool #QA7625 3.000% 3/01/50	215,820	224,532
Pool #SD0286 3.000% 4/01/50	668,131	695,100
Pool #SD0393 3.000% 6/01/50	161,808	169,629
Pool #SD7531 3.000% 12/01/50	232,719	245,931
Pool #SB0015 3.500% 6/01/33	283,001	303,696
Pool #U90690 3.500% 6/01/42	87,377	95,472
Pool #U99051 3.500% 6/01/43	96,167	105,077
Pool #SD0212 3.500% 12/01/49	264,417	282,678
Pool #RA1906 4.000% 12/01/49	702,826	765,033
Pool #SD8039 4.000% 1/01/50	610,042	653,361
Pool #SD8046 4.000% 2/01/50	158,310	169,551
Pool #SD0422 4.500% 7/01/45	198,121	222,801
Pool #RA2607 4.500% 5/01/50	123,297	134,572
Pool #ZS3941 5.000% 12/01/41	66,345	76,426
Federal National Mortgage Association
Pool #BM3859 2.500% 8/01/31	156,581	163,689
Pool #BC9043 2.500% 11/01/31	442,398	463,175
Pool #BM1890 2.500% 1/01/32	125,828	131,501
Pool #CA7603 2.500% 11/01/50	1,352,758	1,388,494
Pool #CA7735 2.500% 11/01/50	801,871	823,055

	Principal Amount	Value
Pool #CA7738 2.500% 11/01/50	$635,822	$652,619
Pool #CA8022 2.500% 12/01/50	27,771	28,504
Pool #CA8131 2.500% 12/01/50	1,803,036	1,850,668
Pool #BM5109 3.000% 12/01/32	951,583	1,009,856
Pool #BM5111 3.000% 11/01/33	168,950	180,141
Pool #CA4885 3.000% 12/01/34	623,185	669,137
Pool #BO7256 3.000% 1/01/35	284,627	304,370
Pool #FM2547 3.000% 2/01/35	503,604	540,738
Pool #AL9412 3.000% 11/01/36	313,262	335,402
Pool #CA5597 3.000% 4/01/40	1,041,018	1,122,727
Pool #BM4221 3.000% 1/01/43	179,792	190,701
Pool #BM5468 3.000% 2/01/43	280,557	297,581
Pool #AB9248 3.000% 5/01/43	83,128	88,120
Pool #AU1629 3.000% 7/01/43	21,909	23,224
Pool #AS0406 3.000% 9/01/43	110,787	118,755
Pool #BM5469 3.000% 3/01/44	542,268	574,833
Pool #BM3380 3.000% 6/01/46	430,513	456,232
Pool #MA2670 3.000% 7/01/46	199,891	210,084
Pool #FM5500 3.000% 9/01/46	633,101	671,516
Pool #BD8462 3.000% 11/01/46	1,812,310	1,916,046
Pool #AS8295 3.000% 11/01/46	378,151	403,932
Pool #MA2806 3.000% 11/01/46	362,465	380,720
Pool #BM4896 3.000% 2/01/47	971,994	1,030,364
Pool #BM1418 3.000% 4/01/47	1,996,655	2,110,943
Pool #FM1000 3.000% 4/01/47	296,977	311,934
Pool #MA2956 3.000% 4/01/47	222,029	233,212
Pool #BM4744 3.000% 6/01/47	167,293	178,698
Pool #FM1572 3.000% 9/01/48	406,412	426,881
Pool #FM5499 3.000% 2/01/49	287,336	301,808
Pool #FM1445 3.000% 8/01/49	170,338	181,472
Pool #CA4794 3.000% 12/01/49	567,031	595,944
Pool #CA5337 3.000% 3/01/50	1,023,872	1,076,079
Pool #CA5540 3.000% 4/01/50	21,857	22,992
Pool #CA6314 3.000% 7/01/50	298,930	314,686
Pool #BQ1348 3.000% 8/01/50	195,887	205,293
Pool #CA6738 3.000% 8/01/50	377,839	397,754
Pool #BQ5052 3.000% 9/01/50	35,254	36,982
Pool #CA7755 3.000% 10/01/50	678,762	714,750
Pool #AL6146 3.500% 1/01/30	143,851	154,909
Pool #AL8600 3.500% 4/01/31	385,061	414,542
Pool #890870 3.500% 8/01/32	189,873	204,588
Pool #FM3462 3.500% 12/01/33	617,365	662,510
Pool #AS4449 3.500% 2/01/35	171,078	183,694
Pool #FM3340 3.500% 5/01/35	462,504	493,924
Pool #MA1283 3.500% 12/01/42	68,204	74,492
Pool #MA1373 3.500% 3/01/43	103,487	113,027
Pool #MA1437 3.500% 5/01/43	102,409	111,849
Pool #MA1546 3.500% 8/01/43	233,481	255,004
Pool #AL6167 3.500% 1/01/44	941,376	1,028,156

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS5182 3.500% 6/01/45	$615,192	$661,714
Pool #BC1747 3.500% 1/01/46	1,527,009	1,640,098
Pool #BM5785 3.500% 9/01/46	164,704	177,159
Pool #BM4582 3.500% 8/01/47	177,373	191,063
Pool #BM3122 3.500% 10/01/47	2,358,765	2,547,458
Pool #MA3210 3.500% 12/01/47	68,996	73,114
Pool #MA3238 3.500% 1/01/48	1,316,806	1,394,164
Pool #BH9277 3.500% 2/01/48	715,134	757,145
Pool #CA1189 3.500% 2/01/48	293,158	310,380
Pool #FM1001 3.500% 11/01/48	90,322	95,713
Pool #BO1033 3.500% 8/01/49	29,469	31,087
Pool #BO1410 3.500% 9/01/49	327,740	345,729
Pool #BO1437 3.500% 10/01/49	301,373	317,914
Pool #FM3972 3.500% 7/01/50	499,610	529,429
Pool #BF0198 4.000% 11/01/40	179,176	198,002
Pool #MA0639 4.000% 2/01/41	593,734	651,535
Pool #AL2745 4.000% 3/01/42	825,432	912,420
Pool #BM3385 4.000% 6/01/45	985,691	1,082,791
Pool #FM2673 4.000% 10/01/45	1,429,508	1,579,263
Pool #AL8387 4.000% 3/01/46	1,477,570	1,620,816
Pool #MA3088 4.000% 8/01/47	66,943	72,512
Pool #MA3149 4.000% 10/01/47	820,698	885,644
Pool #MA3467 4.000% 9/01/48	9,689	10,387
Pool #BM5527 4.000% 10/01/48	219,888	240,931
Pool #BM5147 4.000% 10/01/48	41,048	45,335
Pool #CA3503 4.000% 5/01/49	144,328	154,621
Pool #CA4571 4.000% 11/01/49	203,963	218,446
Pool #CA4823 4.000% 12/01/49	346,818	371,446
Pool #MA3907 4.000% 1/01/50	40,895	43,799
Pool #AL0065 4.500% 4/01/41	313,653	352,725
Pool #AI1888 4.500% 5/01/41	342,293	384,826
Pool #AL0160 4.500% 5/01/41	452,274	508,615
Pool #AL6536 4.500% 3/01/45	517,996	576,858
Pool #BM4185 4.500% 9/01/46	236,249	261,234
Pool #FM2899 4.500% 11/01/46	550,611	619,202
Pool #FM5708 4.500% 5/01/47	296,475	333,315
Pool #BM3148 4.500% 11/01/47	241,925	271,080
Pool #BM4343 4.500% 5/01/48	521,135	582,959
Pool #CA2204 4.500% 8/01/48	128,892	139,984
Pool #CA2207 4.500% 8/01/48	77,326	84,397
Pool #CA5186 4.500% 1/01/50	54,888	59,856
Pool #CA5696 4.500% 5/01/50	219,768	240,003
Pool #AD6438 5.000% 6/01/40	79,005	91,010
Pool #AL9893 5.000% 2/01/45	430,292	491,774
Pool #FM4212 5.000% 12/01/47	669,013	760,968
Pool #BM3279 5.500% 5/01/44	1,560,489	1,803,468
Pool #BM4971 6.000% 7/01/41	284,732	336,335

	Principal Amount	Value
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	$60,718	$64,907
Government National Mortgage Association II
Pool #MA7254 2.000% 3/20/51	2,670,000	2,695,410
Pool #MA2891 3.000% 6/20/45	1,232,773	1,303,297
Pool #MA3662 3.000% 5/20/46	201,701	212,799
Pool #MA3802 3.000% 7/20/46	97,016	102,354
Pool #MA3873 3.000% 8/20/46	562,295	593,232
Pool #MA6144 3.000% 9/20/49	43,873	44,752
Pool #MA6209 3.000% 10/20/49	260,442	265,657
Pool #MA6399 3.000% 1/20/50	135,416	138,127
Pool #MA6531 3.000% 3/20/50	468,435	477,814
Pool #MA6757 3.000% 7/20/50	429,497	436,351
Pool #MA6766 3.000% 7/20/50	2,454,607	2,553,032
Pool #MA0318 3.500% 8/20/42	259,562	282,896
Pool #MA1012 3.500% 5/20/43	538,958	586,231
Pool #MA1090 3.500% 6/20/43	214,636	233,462
Pool #AL1773 3.500% 1/20/45	264,084	285,102
Pool #MA3310 3.500% 12/20/45	138,295	148,610
Pool #MA3597 3.500% 4/20/46	211,186	226,937
Pool #MA3663 3.500% 5/20/46	167,721	179,969
Pool #MA3736 3.500% 6/20/46	456,505	489,841
Pool #MA3803 3.500% 7/20/46	33,174	35,597
Pool #MA4004 3.500% 10/20/46	827,470	885,826
Pool #MA4382 3.500% 4/20/47	40,848	43,448
Pool #MA4586 3.500% 7/20/47	79,654	84,674
Pool #MA4719 3.500% 9/20/47	28,721	30,522
Pool #MA4900 3.500% 12/20/47	393,226	417,732
Pool #784474 3.500% 2/20/48	275,080	296,801
Pool #MA784472 3.500% 2/20/48	448,830	491,844
Pool #784504 3.500% 2/20/48	205,672	222,105
Pool #MA3245 4.000% 11/20/45	299,452	328,716
Pool #MA4511 4.000% 6/20/47	216,448	233,896
Pool #MA4720 4.000% 9/20/47	788,066	850,671
Pool #MA4838 4.000% 11/20/47	196,459	211,790
Pool #MA2894 4.500% 6/20/45	255,136	283,422
Pool #MA2963 4.500% 7/20/45	97,623	108,293
Pool #MA3312 4.500% 12/20/45	4,567	5,059
Pool #MA4588 4.500% 7/20/47	590,450	648,254
Pool #MA4654 4.500% 8/20/47	89,119	97,788
Pool #MA4781 5.000% 10/20/47	631,132	699,311
Pool #MA5194 5.000% 5/20/48	147,674	161,793
Pool #BF2644 5.000% 5/20/48	9,114	10,190
Pool #MA5266 5.000% 6/20/48	455,457	498,324
Pool #BF2878 5.000% 6/20/48	41,596	46,506
Pool #MA5988 5.000% 6/20/49	417,839	455,991
Pool #MA5195 5.500% 5/20/48	206,661	230,229

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5654 5.500% 12/20/48	$50,514	$55,848
Pool #MA5713 5.500% 1/20/49	35,144	38,834
Pool #MA5820 5.500% 3/20/49	87,251	96,356
Government National Mortgage Association II TBA
2.500% 6/01/50 (e)	6,295,000	6,476,719
4.000% 3/01/49 (e)	2,060,000	2,201,949
Uniform Mortgage Backed Securities TBA
2.000% 1/01/36 (e)	1,400,000	1,436,313
2.000% 12/01/50 (e)	7,305,000	7,270,187
2.500% 7/01/50 (e)	5,075,000	5,203,857
3.000% 6/01/49 (e)	4,030,000	4,196,552
4.000% 2/01/48 (e)	1,640,000	1,759,925
4.500% 8/01/48 (e)	2,505,000	2,727,514
5.000% 6/01/48 (e)	805,000	891,664
		107,963,483
Whole Loans — 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, SOFR30A + .700% 0.717% FRN 8/25/33 (c)	285,000	284,591
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 3/25/30	97,709	97,728
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 9/25/48 (c)	709	709
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 2/25/50 (c)	347,023	347,166
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.909% FRN 12/25/30 (c)	92,427	92,445
Series 2018-DNA1, Class M2AT, 1 mo. USD LIBOR + 1.050% 1.159% FRN 7/25/30	462,121	459,935
Series 2017-DNA3, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.209% FRN 3/25/30	745,000	735,195
Series 2018-HQA1, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.209% FRN 9/25/30	333,979	332,639
Series 2020-HQA4, Class M1, 1 mo. USD LIBOR + 1.300% 1.409% FRN 9/25/50 (c)	123,129	123,164
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.509% FRN 2/25/49 (c)	389,013	386,343

	Principal Amount	Value
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.609% FRN 8/25/50 (c)	$98,838	$98,886
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.459% FRN 4/25/30	618,655	625,739
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.817% FRN 10/25/50 (c)	641,000	645,114
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.700% 4.809% FRN 4/25/28	719,978	745,631
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.150% 5.259% FRN 11/25/28	911,111	949,751
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, 1 mo. USD LIBOR + .750% 0.859% FRN 1/25/40 (c)	116,348	116,367
Series 2020-R01, Class 1M1, 1 mo. USD LIBOR + .800% 0.909% FRN 1/25/40 (c)	31,385	31,383
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.959% FRN 7/25/30	649,359	637,865
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900% 1.009% FRN 8/25/30	325,415	317,328
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.209% FRN 11/25/29	752,315	735,100
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.459% FRN 9/25/29	611,242	612,157
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.759% FRN 2/25/30	520,000	524,214
		8,899,450

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $118,501,515)		120,283,240

U.S. TREASURY OBLIGATIONS — 16.4%
U.S. Treasury Bonds & Notes — 16.4%
U.S. Treasury Bond
1.375% 11/15/40	12,655,000	10,736,413
1.625% 11/15/50	4,225,000	3,508,398
1.875% 2/15/41	2,900,000	2,692,590

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index
0.125% 10/15/25	$5,362,560	$5,839,430
0.125% 1/15/31	10,931,462	11,754,311
U.S. Treasury Note
0.125% 1/31/23	7,025,000	7,021,159
0.125% 5/15/23	16,280,000	16,258,737
0.125% 1/15/24 (g)	15,795,000	15,711,122
0.125% 2/15/24	2,320,000	2,306,809
0.250% 3/15/24	7,210,000	7,189,686
0.375% 1/31/26	7,600,000	7,408,106
0.500% 2/28/26	24,090,000	23,607,786
0.750% 3/31/26	10,670,000	10,572,375
1.625% 12/15/22	4,630,000	4,746,515
		129,353,437

TOTAL U.S. TREASURY OBLIGATIONS (Cost $131,956,940)		129,353,437

TOTAL BONDS & NOTES (Cost $742,905,707)		751,330,151

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $28,491)		316

TOTAL LONG-TERM INVESTMENTS (Cost $743,186,891)		751,576,876

SHORT-TERM INVESTMENTS — 9.0%
Commercial Paper — 0.1%
Eni Finance Usa, Inc.
0.197% 4/14/21	300,000	299,986
0.203% 4/14/21	600,000	599,970
		899,956
	Number of Shares
Mutual Fund — 8.6%
T. Rowe Price Government Reserve Investment Fund	67,784,123	67,784,123

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$1,877,014	$1,877,014

TOTAL SHORT-TERM INVESTMENTS (Cost $70,561,074)		70,561,093

TOTAL INVESTMENTS — 104.4% (Cost $813,747,965) (i)		822,137,969

Other Assets/(Liabilities) — (4.4)%		(34,644,067)

NET ASSETS — 100.0%		$787,493,902

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is perpetual and has no stated maturity date.
(b)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $276,482,021 or 35.11% of net assets.

(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)

Maturity value of $1,877,014. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,914,584.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put JPY Call	Goldman Sachs International*	4/30/21	103.83	5,750,000	USD	5,750,000	$316	$28,491	$(28,175)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/09/21	INR	10,915,000	USD	147,500	$1,709
Bank of America N.A.*	4/09/21	IDR	4,318,465,000	USD	305,192	(7,967)
Bank of America N.A.*	4/09/21	USD	2,776,270	INR	205,443,957	(32,171)
Bank of America N.A.*	4/16/21	MXN	7,316,656	USD	362,515	(4,943)
Bank of America N.A.*	4/16/21	RON	1,210,000	USD	300,771	(12,526)
Bank of America N.A.*	4/16/21	USD	596,036	RON	2,409,000	22,166
Bank of America N.A.*	4/23/21	CAD	385,000	USD	300,753	5,621
Bank of America N.A.*	4/23/21	USD	1,023,359	CAD	1,286,997	(802)
Bank of America N.A.*	5/21/21	EUR	297,920	USD	356,216	(6,517)
Bank of America N.A.*	5/21/21	USD	214,497	EUR	180,000	3,213
Bank of America N.A.*	6/11/21	USD	2,418,274	MYR	9,796,912	61,199
Bank of America N.A.*	6/11/21	USD	835,749	THB	25,534,470	18,862
Barclays Bank PLC*	4/09/21	USD	593,315	PEN	2,160,000	16,315
Barclays Bank PLC*	4/09/21	INR	202,882,605	USD	2,794,141	(20,714)
Barclays Bank PLC*	4/23/21	USD	2,913,242	AUD	3,835,000	64
Barclays Bank PLC*	5/21/21	GBP	209,553	USD	289,537	(608)
Barclays Bank PLC*	6/02/21	USD	919,512	BRL	5,049,869	25,687
Barclays Bank PLC*	6/11/21	USD	795,197	CLP	560,351,793	17,088
Barclays Bank PLC*	7/09/21	USD	2,757,681	INR	202,882,605	17,310
BNP Paribas SA*	4/09/21	RUB	172,003,579	USD	2,284,492	(11,507)
BNP Paribas SA*	4/09/21	USD	581,039	RUB	44,430,000	(6,092)
BNP Paribas SA*	4/09/21	KRW	2,712,716,000	USD	2,398,859	(2,107)
BNP Paribas SA*	4/16/21	USD	88,272	RSD	8,541,229	2,995
BNP Paribas SA*	4/16/21	MXN	30,733,000	USD	1,469,924	32,030
BNP Paribas SA*	4/23/21	AUD	124,000	USD	96,656	(2,462)
BNP Paribas SA*	4/23/21	CAD	2,551,000	USD	1,998,389	31,634
BNP Paribas SA*	5/21/21	EUR	175,000	USD	213,259	(7,844)
BNP Paribas SA*	5/21/21	USD	724,717	EUR	607,685	11,417
BNP Paribas SA*	6/11/21	USD	2,490,615	CLP	1,758,063,730	49,354
Citibank N.A.*	4/09/21	INR	5,529,126	USD	75,361	223
Citibank N.A.*	4/09/21	RUB	28,257,421	USD	373,134	281
Citibank N.A.*	4/16/21	USD	800,464	RSD	76,850,160	33,178
Citibank N.A.*	4/16/21	USD	583,097	MXN	11,955,000	(1,156)
Citibank N.A.*	4/16/21	CZK	3,216,000	USD	149,171	(4,670)
Citibank N.A.*	4/16/21	MXN	70,119,000	USD	3,405,923	20,866
Citibank N.A.*	4/16/21	TRY	7,084,000	USD	970,863	(122,308)
Citibank N.A.*	4/16/21	USD	387,049	TRY	3,138,000	11,164
Citibank N.A.*	4/16/21	RSD	85,391,389	USD	852,805	(242)
Citibank N.A.*	4/19/21	ILS	573,413	USD	175,510	(3,970)

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	4/19/21	USD	3,773,768	ILS	12,097,085	$154,832
Citibank N.A.*	4/23/21	USD	1,509,452	NZD	2,095,000	46,340
Citibank N.A.*	4/23/21	USD	1,473,328	NOK	12,495,000	12,444
Citibank N.A.*	4/23/21	JPY	143,478,750	USD	1,376,607	(80,528)
Citibank N.A.*	4/23/21	CAD	2,413,000	USD	1,909,253	10,953
Citibank N.A.*	4/23/21	USD	120,512	CAD	152,373	(742)
Citibank N.A.*	4/23/21	USD	29,092,138	JPY	3,022,287,543	1,791,087
Citibank N.A.*	4/23/21	AUD	6,484,000	USD	5,003,131	(77,695)
Citibank N.A.*	5/14/21	USD	175,410	PLN	653,000	10,143
Citibank N.A.*	5/21/21	GBP	278,572	USD	389,039	(4,946)
Citibank N.A.*	5/21/21	USD	751,434	EUR	624,143	18,815
Citibank N.A.*	5/21/21	EUR	2,693,000	USD	3,211,675	(50,632)
Citibank N.A.*	6/11/21	USD	189,188	THB	5,833,158	2,576
Citibank N.A.*	6/18/21	USD	1,397,114	CNH	9,103,912	17,877
Citibank N.A.*	6/18/21	SGD	113,000	USD	83,841	133
Citibank N.A.*	7/09/21	USD	2,337,357	RUB	176,405,421	33,244
Citibank N.A.*	7/16/21	USD	850,173	RSD	85,391,389	(1,343)
Credit Suisse International*	4/09/21	USD	598,428	INR	44,225,000	(6,132)
Credit Suisse International*	4/23/21	NOK	12,325,000	USD	1,446,342	(5,334)
Deutsche Bank AG*	4/09/21	IDR	1,228,359,652	USD	86,547	(2,003)
Deutsche Bank AG*	4/09/21	USD	951,226	IDR	13,474,981,137	23,790
Deutsche Bank AG*	4/23/21	JPY	2,050,307,500	USD	19,785,720	(1,264,799)
Deutsche Bank AG*	5/21/21	USD	448,922	EUR	375,654	7,979
Deutsche Bank AG*	6/11/21	USD	160,181	MYR	663,458	558
Deutsche Bank AG*	7/09/21	INR	23,427,450	USD	317,043	(604)
Goldman Sachs International*	4/09/21	INR	72,521,491	USD	988,031	3,345
Goldman Sachs International*	4/09/21	USD	2,773,084	INR	205,443,957	(35,357)
Goldman Sachs International*	4/09/21	USD	434,518	TWD	11,986,867	14,394
Goldman Sachs International*	4/09/21	TWD	11,016,705	USD	386,375	(254)
Goldman Sachs International*	4/16/21	MXN	6,095,000	USD	306,218	(8,349)
Goldman Sachs International*	4/23/21	JPY	11,945,000	USD	113,764	(5,862)
Goldman Sachs International*	4/23/21	USD	491,584	JPY	52,205,530	19,999
Goldman Sachs International*	6/11/21	USD	1,302,668	THB	39,653,968	34,076
Goldman Sachs International*	6/18/21	USD	869,078	CNH	5,673,860	9,492
Goldman Sachs International*	7/09/21	USD	389,776	TWD	11,016,705	3,464
HSBC Bank USA*	4/09/21	USD	261,037	TWD	7,202,013	8,616
HSBC Bank USA*	4/09/21	INR	140,869,691	USD	1,932,369	(6,665)
HSBC Bank USA*	4/09/21	TWD	11,080,020	USD	388,228	112
HSBC Bank USA*	4/23/21	CAD	3,060,000	USD	2,407,284	27,789
HSBC Bank USA*	4/23/21	USD	1,535,883	CAD	1,950,000	(15,879)
HSBC Bank USA*	4/23/21	AUD	41,490	USD	31,562	(45)
HSBC Bank USA*	5/21/21	USD	37,150,008	EUR	30,584,237	1,250,226
HSBC Bank USA*	5/21/21	USD	5,349,500	GBP	3,830,467	68,088
HSBC Bank USA*	6/11/21	USD	286,716	THB	8,850,884	3,562
HSBC Bank USA*	6/11/21	USD	104,060	MYR	428,906	868
HSBC Bank USA*	6/11/21	MYR	1,456,000	USD	350,463	(159)
HSBC Bank USA*	6/18/21	CNH	990,000	USD	152,016	(2,032)
HSBC Bank USA*	6/18/21	USD	2,969,119	CNH	19,344,934	38,373

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA*	7/09/21	USD	1,907,188	INR	140,869,691	$4,436
HSBC Bank USA*	7/09/21	USD	391,936	TWD	11,080,020	3,404
JP Morgan Chase Bank N.A.*	4/09/21	INR	22,395,000	USD	303,045	3,097
JP Morgan Chase Bank N.A.*	4/09/21	USD	260,786	TWD	7,192,120	8,712
JP Morgan Chase Bank N.A.*	4/23/21	JPY	11,106,000	USD	106,183	(5,860)
JP Morgan Chase Bank N.A.*	4/23/21	USD	1,562,236	AUD	2,015,000	31,583
JP Morgan Chase Bank N.A.*	4/23/21	AUD	2,438,000	USD	1,889,828	(37,852)
JP Morgan Chase Bank N.A.*	4/23/21	NZD	4,175,000	USD	2,998,326	(82,578)
JP Morgan Chase Bank N.A.*	4/23/21	NOK	10,420,000	USD	1,221,989	(3,709)
JP Morgan Chase Bank N.A.*	4/23/21	USD	1,568,667	NOK	13,245,000	20,095
JP Morgan Chase Bank N.A.*	5/21/21	GBP	1,075,000	USD	1,475,255	6,945
JP Morgan Chase Bank N.A.*	5/21/21	EUR	268,761	USD	326,274	(10,802)
JP Morgan Chase Bank N.A.*	5/21/21	USD	769,166	EUR	633,744	25,277
JP Morgan Chase Bank N.A.*	5/21/21	USD	1,554,738	GBP	1,120,000	10,492
JP Morgan Chase Bank N.A.*	7/16/21	CZK	2,300,000	USD	103,553	(199)
Morgan Stanley & Co. LLC*	4/09/21	PEN	2,160,000	USD	596,996	(19,996)
Morgan Stanley & Co. LLC*	4/09/21	USD	2,393,432	KRW	2,712,716,000	(3,320)
Morgan Stanley & Co. LLC*	4/23/21	NOK	15,550,000	USD	1,836,002	(17,936)
Morgan Stanley & Co. LLC*	4/23/21	CAD	1,850,000	USD	1,465,376	6,808
Morgan Stanley & Co. LLC*	4/23/21	USD	347,032	NOK	2,939,186	3,390
Morgan Stanley & Co. LLC*	5/21/21	GBP	2,190,000	USD	3,047,563	(28,011)
Morgan Stanley & Co. LLC*	5/21/21	USD	8,823,800	GBP	6,339,106	83,499
Morgan Stanley & Co. LLC*	5/21/21	EUR	152,626	USD	181,248	(2,095)
Morgan Stanley & Co. LLC*	6/18/21	USD	1,395,779	CNH	9,099,294	17,241
Morgan Stanley & Co. LLC*	7/09/21	KRW	2,712,716,000	USD	2,393,559	3,394
State Street Bank and Trust Co.*	4/06/21	JPY	8,629,836	USD	77,988	(45)
State Street Bank and Trust Co.*	4/23/21	USD	78,000	JPY	8,629,836	45
State Street Bank and Trust Co.*	5/21/21	GBP	78,000	USD	107,623	(77)
State Street Bank and Trust Co.*	6/18/21	USD	153,498	CNY	1,013,000	(161)
UBS AG*	4/09/21	IDR	2,934,160,348	USD	205,728	(3,780)
UBS AG*	4/09/21	RUB	22,480,000	USD	303,516	(6,448)
UBS AG*	4/09/21	USD	1,746,294	IDR	24,826,798,697	37,552
UBS AG*	4/09/21	USD	2,407,640	RUB	178,311,000	51,304
UBS AG*	4/09/21	TWD	4,284,275	USD	150,468	(310)
UBS AG*	4/16/21	RON	1,199,000	USD	298,046	(12,421)
UBS AG*	4/16/21	USD	3,910,427	MXN	79,926,000	4,360
UBS AG*	4/16/21	CZK	54,305,000	USD	2,551,418	(111,391)
UBS AG*	4/16/21	USD	2,654,162	CZK	57,521,000	69,635
UBS AG*	4/23/21	AUD	2,395,000	USD	1,846,665	(27,353)
UBS AG*	4/23/21	CAD	4,661,359	USD	3,676,566	32,829
UBS AG*	4/23/21	NZD	2,050,000	USD	1,480,979	(49,294)
UBS AG*	4/23/21	USD	5,775,922	CAD	7,350,542	(73,458)
UBS AG*	4/23/21	JPY	453,639,250	USD	4,241,090	(143,257)
UBS AG*	4/23/21	USD	7,768,898	AUD	10,071,439	118,339
UBS AG*	4/23/21	USD	2,954,730	NZD	4,130,000	70,409
UBS AG*	4/23/21	USD	1,450,437	NOK	12,555,000	(17,462)
UBS AG*	4/23/21	USD	18,250,778	JPY	1,901,125,575	1,077,452
UBS AG*	5/14/21	PLN	1,385,000	USD	371,676	(21,148)

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG*	5/21/21	USD	73,222,562	EUR	60,441,072	$2,276,820
UBS AG*	5/21/21	USD	2,744,925	SEK	22,666,959	148,441
UBS AG*	5/21/21	EUR	6,666,023	USD	8,036,699	(212,120)
UBS AG*	5/21/21	USD	1,798,685	GBP	1,310,544	(8,281)
UBS AG*	6/11/21	USD	2,007,228	CLP	1,425,049,510	28,392
UBS AG*	6/11/21	CLP	293,644,000	USD	406,659	1,097
UBS AG*	6/18/21	ZAR	57,201,000	USD	3,795,244	42,857
UBS AG*	6/18/21	USD	5,872,914	ZAR	88,977,586	(97,349)
UBS AG*	6/18/21	USD	1,768,603	SGD	2,387,246	(5,433)
UBS AG*	7/09/21	USD	151,769	TWD	4,284,275	1,537
UBS AG*	7/16/21	CZK	57,521,000	USD	2,655,203	(70,407)
						$5,294,474

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BOBL	6/08/21	4	$632,887	$746
Euro-BTP	6/08/21	2	349,021	1,171
Euro-Bund	6/08/21	11	2,211,927	(2,466)
Korea 10 Year Bond	6/15/21	24	2,672,253	1,836
Korea 3 Year Bond	6/15/21	182	17,814,873	1,588
U.S. Treasury Long Bond	6/21/21	52	8,179,947	(141,072)
U.S. Treasury Ultra Bond	6/21/21	284	53,687,587	(2,221,462)
UK Long Gilt	6/28/21	13	2,298,555	(11,914)
U.S. Treasury Note 2 Year	6/30/21	518	114,446,547	(110,188)
U.S. Treasury Note 5 Year	6/30/21	123	15,193,546	(15,538)
				$(2,497,299)
Short
EURO-Schatz	6/08/21	141	$(18,533,174)	$(2,640)
Euro-Buxl 30 Year Bond	6/08/21	8	(1,954,177)	21,192
Euro-OAT	6/08/21	10	(1,902,767)	3,579
Canada 10 Year Bond	6/21/21	2	(222,056)	1,208
U.S. Treasury Note 10 Year	6/21/21	253	(33,456,403)	329,215
U.S. Treasury Ultra 10 Year	6/21/21	318	(47,158,268)	1,465,643
				$1,818,197

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Co.	1.000%	Quarterly	Bank of America N.A.*	BBB**	12/20/21	USD	935,000	$3,787	$9,641	$(5,854)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	6/20/22	USD	260,000	2,647	(7,203)	9,850
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	151,000	2,229	(4,578)	6,807
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	303,000	4,473	(9,187)	13,660
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	152,000	2,244	(10,490)	12,734
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/29	USD	225,000	(2,911)	(11,045)	8,134
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/29	USD	225,000	(2,911)	(11,239)	8,328
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	12/20/21	USD	160,000	1,043	(10,870)	11,913
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	135,000	2,043	(8,192)	10,235
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	67,500	1,021	(3,879)	4,900
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	67,500	1,021	(3,879)	4,900
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	12/20/24	USD	450,000	6,643	(2,504)	9,147
Republic of Brazil	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/26	USD	480,000	(28,641)	(30,093)	1,452
Republic of Brazil	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/26	USD	480,000	(28,641)	(28,079)	(562)
Republic of Chile	1.000%	Quarterly	Barclays Bank PLC*	A+**	6/20/26	USD	2,755,000	57,566	65,003	(7,437)
Republic of Mexico	1.000%	Quarterly	Barclays Bank PLC*	BBB+**	6/20/26	USD	2,900,000	(19,498)	(5,848)	(13,650)
Republic of Chile	1.000%	Quarterly	BNP Paribas SA*	A+**	6/20/26	USD	1,045,000	21,835	23,571	(1,736)
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	6/20/25	USD	150,000	2,160	(9,034)	11,194
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	6/20/25	USD	75,000	1,080	(4,350)	5,430
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	12/20/25	USD	300,000	3,922	(281)	4,203
Republic of Mexico	1.000%	Quarterly	Citibank N.A.*	BBB+**	6/20/26	USD	50,000	(336)	(76)	(260)
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International*	BBB**	6/20/26	USD	2,970,000	17,963	20,929	(2,966)
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	A+**	6/20/24	EUR	100,000	2,580	1,278	1,302
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BB**	12/20/24	USD	134,000	1,978	(993)	2,971

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BB**	6/20/25	USD	94,000	$1,354	$(4,498)	$5,852
								$54,651	$(45,896)	$100,547

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX= CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$(35,660)	$—	$(35,660)
3-Month CNREPOFIX= CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	(7,137)	—	(7,137)
3-Month CNREPOFIX= CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	(11,288)	—	(11,288)
3-Month CNREPOFIX= CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	(67,259)	—	(67,259)
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	50,804	—	50,804
Fixed 2.208%	Annually	6-Month PRIBOR	Semi-Annually	2/13/22	CZK	24,570,000	(15,891)	(19,182)	3,291
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	47,866	—	47,866
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	50,308	—	50,308
Fixed 1.600%	Annually	6-Month PRIBOR	Semi-Annually	2/13/30	CZK	6,496,000	4,692	—	4,692
Fixed 1.705%	Annually	6-Month PRIBOR	Semi-Annually	2/19/30	CZK	2,855,000	953	—	953
6-Month PRIBOR	Semi-Annually	Fixed 1.705%	Annually	2/19/30	CZK	2,855,000	(953)	1,295	(2,248)
Fixed 1.690%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,856,000	4,624	—	4,624
Fixed 1.693%	Annually	6-Month PRIBOR	Semi-Annually	2/21/30	CZK	12,384,000	4,715	—	4,715
Fixed 1.244%	Annually	6-Month PRIBOR	Semi-Annually	1/29/31	CZK	10,600,000	25,134	—	25,134
6-Month PRIBOR	Semi-Annually	Fixed 1.490%	Annually	2/09/31	CZK	5,834,000	(7,988)	(4,095)	(3,893)
6-Month PRIBOR	Semi-Annually	Fixed 1.490%	Annually	2/09/31	CZK	6,366,000	(8,717)	(3,990)	(4,727)
Fixed 1.490%	Annually	6-Month PRIBOR	Semi-Annually	2/09/31	CZK	12,200,000	16,705	—	16,705
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(31,070)	—	(31,070)

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	$(37,400)	$—	$(37,400)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(2,174)	—	(2,174)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(6,466)	—	(6,466)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(4,560)	—	(4,560)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(9,914)	—	(9,914)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(9,431)	—	(9,431)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(14,855)	—	(14,855)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(26,567)	—	(26,567)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(2,096)	—	(2,096)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(4,444)	—	(4,444)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(7,241)	—	(7,241)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	1,375	—	1,375
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	(291)	—	(291)
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	(296)	—	(296)
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(348)	—	(348)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,461	(218)	—	(218)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(218)	—	(218)
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(234)	—	(234)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/06/29	PLN	317,460	(217)	—	(217)
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	(594)	—	(594)
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	3,475	—	3,475
Fixed 1.098%	Annually	6-Month WIBOR	Semi-Annually	11/12/30	PLN	1,075,000	18,373	—	18,373
Fixed 1.710%	Annually	6-Month PRIBOR	Semi-Annually	3/02/31	PLN	1,200,000	4,781	—	4,781
Fixed 1.898%	Annually	6-Month PRIBOR	Semi-Annually	4/02/31	PLN	1,300,000	(241)	—	(241)
							$(79,963)	$(25,972)	$(53,991)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

**

Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.6%
CORPORATE DEBT — 31.0%
Argentina — 0.4%
YPF SA
4.000% STEP 2/12/26 (a)	$185,235	$151,059
8.750% 4/04/24 (a)	295,000	233,791
		384,850
Bermuda — 0.3%
Liberty Latin America Ltd., Convertible,
2.000% 7/15/24	105,000	103,377
Ooredoo International Finance Co.
2.625% 4/08/31 (b)	260,000	257,197
		360,574
Brazil — 0.8%
Banco BTG Pactual SA 5 year CMT + 5.257%
7.750% VRN 2/15/29 (a)	300,000	317,070
Banco do Brasil SA 10 year CMT + 6.362%
9.000% VRN (a) (c)	300,000	327,303
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	250,000	251,875
		896,248
British Virgin Islands — 0.5%
State Grid Overseas Investment Ltd.
3.500% 5/04/27 (a)	200,000	217,228
4.375% 5/22/43 (a)	300,000	345,225
		562,453
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	241,000
Cayman Islands — 2.9%
CIFI Holdings Group Co. Ltd.
6.550% 3/28/24 (a)	200,000	212,162
Cosan Overseas Ltd.
8.250% (a) (c)	100,000	102,000
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	200,000	204,495
8.000% 1/27/24 (a)	200,000	212,644
CSN Inova Ventures
6.750% 1/28/28 (a)	200,000	211,910
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	207,466
Huazhu Group Ltd., Convertible,
3.000% 5/01/26 (a)	19,000	28,167

	Principal Amount	Value
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	$310,000	$323,175
Lamar Funding Ltd.
3.958% 5/07/25 (a)	300,000	299,685
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	103,949	121,828
Meituan
2.125% 10/28/25 (a)	200,000	198,584
Sharjah Sukuk Program Ltd.
3.234% 10/23/29 (a)	450,000	454,572
Times China Hldg Ltd.
6.750% 7/08/25 (a)	350,000	365,899
Tingyi Cayman Islands Holding Corp.
1.625% 9/24/25 (a)	205,000	201,159
		3,143,746
Chile — 1.1%
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	250,000	278,811
Corp. Nacional del Cobre de Chile
3.150% 1/15/51 (a)	200,000	182,223
3.700% 1/30/50 (a)	330,000	329,990
3.750% 1/15/31 (a)	200,000	215,738
Empresa de Transporte de Pasajeros Metro SA
4.700% 5/07/50 (a)	200,000	228,140
		1,234,902
Colombia — 0.3%
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	280,500
Hong Kong — 0.6%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	200,764
3.421% 11/02/30 (a)	200,000	200,764
Yanlord Land HK Co. Ltd.
6.750% 4/23/23 (a)	200,000	207,000
		608,528
India — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	212,214
4.375% 7/03/29 (a)	200,000	208,886
Bharti Airtel Ltd.
3.250% 6/03/31 (a)	200,000	195,204
		616,304
Indonesia — 2.9%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	413,000	417,130

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hutama Karya Persero PT
3.750% 5/11/30 (a)	$200,000	$209,470
Pertamina Persero PT
5.625% 5/20/43 (a)	1,000,000	1,124,826
6.000% 5/03/42 (a)	200,000	234,927
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.875% 7/17/29 (a)	545,000	571,280
4.000% 6/30/50 (a)	200,000	191,000
4.875% 7/17/49 (a)	200,000	211,376
5.250% 10/24/42 (a)	200,000	221,000
		3,181,009
Ireland — 0.5%
GTLK Europe DAC
5.125% 5/31/24 (a)	300,000	316,500
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	200,000	203,524
		520,024
Israel — 1.0%
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	200,000	253,500
6.375% 5/31/38 (a)	150,000	190,125
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	250,000	277,500
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	324,750
		1,045,875
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	150,000	151,312
Luxembourg — 0.6%
CSN Resources SA
7.625% 2/13/23 (a)	200,000	207,502
Millicom International Cellular SA
4.500% 4/27/31 (a)	200,000	208,000
Usiminas International Sarl
5.875% 7/18/26 (a)	200,000	210,500
		626,002
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	212,500
Mexico — 10.2%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	208,000
Banco Mercantil De Norte Jr Subordina Regs Var
8.375% (a)	200,000	233,190

	Principal Amount	Value
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.967%
6.750% VRN (a) (c)	$200,000	$208,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	319,998
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	600,000	617,256
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	219,100
Cometa Energia SA de CV
6.375% 4/24/35 (a)	374,800	418,839
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	250,000	290,625
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	206,500
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	298,500
Mexico City Airport Trust
5.500% 7/31/47 (a)	2,642,000	2,622,185
Petroleos Mexicanos
4.500% 1/23/26	500,000	496,400
5.625% 1/23/46	300,000	238,830
6.500% 3/13/27	1,200,000	1,254,000
6.500% 6/02/41	3,635,000	3,165,358
6.750% 9/21/47	200,000	171,528
		10,968,809
Netherlands — 0.5%
Embraer Netherlands Finance BV
5.050% 6/15/25	300,000	311,292
Petrobras Global Finance BV
6.850% 6/05/15	180,000	185,400
		496,692
Panama — 0.3%
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	287,680
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	211,750
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	225,752
Philippines — 0.8%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	369,467

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	$400,000	$444,000
		813,467
Saudi Arabia — 1.3%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	585,470
4.250% 4/16/39 (a)	800,000	861,106
		1,446,576
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	172,500
Thailand — 0.3%
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	170,608
3.500% 10/17/49 (a)	200,000	170,608
		341,216
Turkey — 1.0%
Akbank T.A.S.
5.125% 3/31/25 (a)	200,000	191,534
Turk Telekomunikasyon AS
4.875% 6/19/24 (a)	450,000	454,194
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	200,000	213,573
Yapi ve Kredi Bankasi AS
5.850% 6/21/24 (a)	200,000	194,474
		1,053,775
Ukrainian Ssr — 0.3%
VF Ukraine PAT via VFU Funding PLC
6.200% 2/11/25 (a)	275,000	284,452
United Arab Emirates — 1.2%
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	300,000	343,524
Emirates NBD Bank PJSC 6 year USD Swap + 3.656%
6.125% VRN (a) (c)	200,000	213,464
Kuwait Projects Co. SPC Ltd.
4.229% 10/29/26 (a)	250,000	242,500
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	250,000	273,487
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	259,040
		1,332,015
United Kingdom — 0.5%
HTA Group Ltd., Convertible,
2.875% 3/18/27 (a)	200,000	220,828

	Principal Amount	Value
Ukraine Railways Via Rail Capital Markets PLC
8.250% 7/09/24 (a)	$350,000	$370,125
		590,953
United States — 0.5%
Citgo Holding, Inc.
9.250% 8/01/24 (a)	165,000	163,762
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	65,000	217,466
Periama Holdings LLC/DE
5.950% 4/19/26 (a)	200,000	210,600
		591,828
Venezuela — 0.5%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	39,150
6.000% 5/16/24 (a) (d)	2,400,000	104,400
6.000% 11/15/26 (a) (d)	1,750,000	76,125
8.500% 10/27/20 (a) (d)	250,000	62,500
9.000% 11/17/21 (a) (d)	4,990,000	217,065
9.750% 5/17/35 (a) (d)	150,000	6,525
12.750% 2/17/22 (a) (d)	1,500,000	65,250
		571,015

TOTAL CORPORATE DEBT (Cost $35,227,811)		33,454,307

SOVEREIGN DEBT OBLIGATIONS — 62.5%
Angola — 2.7%
Angolan Government International Bond
8.000% 11/26/29 (a)	650,000	609,007
8.250% 5/09/28 (a)	975,000	933,953
9.125% 11/26/49 (a)	600,000	556,926
9.500% 11/12/25 (a)	800,000	836,000
		2,935,886
Argentina — 1.7%
Argentine Republic Government International Bond
0.000% 12/15/35	845,000	4,647
0.125% STEP 7/09/30 (d)	871,224	291,642
0.125% STEP 7/09/35	2,399,923	716,401
0.125% STEP 1/09/38 (d)	1,727,891	632,270
1.000% 7/09/29	533,017	191,716
		1,836,676
Bahamas — 2.4%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,600,000	1,527,616

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
8.950% 10/15/32 (a)	$1,000,000	$1,065,000
		2,592,616
Bahrain — 1.0%
Bahrain Government International Bond
7.000% 10/12/28 (a)	600,000	668,318
7.500% 9/20/47 (a)	400,000	416,984
		1,085,302
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	304,500
Benin — 0.5%
Benin Government International Bond
4.875% 1/19/32 EUR (a) (e)	440,000	490,240
Bermuda — 0.2%
Bermuda Government International Bond
3.375% 8/20/50 (a)	251,000	242,767
Brazil — 2.3%
Brazilian Government International Bond
3.875% 6/12/30	700,000	678,475
4.500% 5/30/29	200,000	205,510
4.625% 1/13/28	650,000	686,413
5.000% 1/27/45	990,000	937,144
		2,507,542
Colombia — 1.3%
Colombia Government International Bond
3.000% 1/30/30	500,000	489,115
4.125% 5/15/51	200,000	190,000
4.500% 1/28/26	200,000	219,428
5.625% 2/26/44	400,000	453,052
		1,351,595
Costa Rica — 0.5%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	200,000	201,402
7.000% 4/04/44 (a)	400,000	386,004
		587,406
Dominican Republic — 2.7%
Dominican Republic International Bond
4.500% 1/30/30 (a)	205,000	207,050
4.875% 9/23/32 (a)	525,000	535,500
5.875% 1/30/60 (a)	200,000	191,300
5.950% 1/25/27 (a)	350,000	393,750

	Principal Amount	Value
6.500% 2/15/48 (a)	$300,000	$316,950
6.850% 1/27/45 (a)	1,150,000	1,270,750
		2,915,300
Ecuador — 1.3%
Ecuador Government International Bond
0.000%7/31/30 (a)	165,446	66,180
0.500% STEP 7/31/30 (a)	777,100	452,669
0.500% STEP 7/31/35 (a)	1,533,550	697,765
0.500% STEP 7/31/40 (a)	408,900	176,849
		1,393,463
Egypt — 3.6%
Egypt Government Bond
14.051% 7/21/22 EGP (e)	4,100,000	261,309
Egypt Government International Bond
5.875% 2/16/31 (a)	200,000	187,220
6.588% 2/21/28 (a)	500,000	512,120
7.600% 3/01/29 (a)	400,000	425,448
7.600% 3/01/29 (a)	500,000	531,810
7.903% 2/21/48 (a)	200,000	188,037
8.500% 1/31/47 (a)	550,000	546,590
8.500% 1/31/47 (a)	1,200,000	1,192,560
		3,845,094
El Salvador — 1.5%
El Salvador Government International Bond
5.875% 1/30/25 (a)	800,000	798,800
7.650% 6/15/35 (a)	500,000	491,250
7.650% 6/15/35 (a)	100,000	98,250
8.625% 2/28/29 (a)	265,000	281,960
		1,670,260
Ghana — 3.1%
Ghana Government International Bond
6.375% 2/11/27 (a)	1,600,000	1,544,509
7.625% 5/16/29 (a)	400,000	392,670
8.125% 1/18/26 (a)	600,000	636,000
8.125% 1/18/26 (a)	600,000	636,000
8.750% 3/11/61 (a)	200,000	185,268
		3,394,447
Guatemala — 0.4%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	440,000
India — 1.2%
Export Import Bank of India
3.250% 1/15/30 (a)	1,150,000	1,143,099

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Export-Import Bank of India
2.250% 1/13/31 (a)	$205,000	$186,664
		1,329,763
Indonesia — 3.8%
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	202,270
4.450% 2/20/29 (a)	1,050,000	1,184,285
4.550% 3/29/26 (a)	2,450,000	2,757,377
		4,143,932
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	106,042	105,910
5.750% STEP 12/31/32 (a)	176,736	176,517
		282,427
Jamaica — 1.3%
Jamaica Government International Bond
8.000% 3/15/39	500,000	685,000
8.000% 3/15/39	500,000	685,000
		1,370,000
Jordan — 0.9%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,000,000	1,017,430
Kenya — 0.4%
Kenya Government International Bond
8.000% 5/22/32 (a)	400,000	424,300
Lebanon — 0.2%
Lebanon Government International Bond
6.000% 1/27/23 (a) (d)	1,640,000	189,249
Mongolia — 1.5%
Development Bank of Mongolia LLC
7.250% 10/23/23 (a)	200,000	216,454
7.250% 10/23/23 (a)	500,000	541,135
Mongolia Government International Bond
5.625% 5/01/23 (a)	400,000	417,932
8.750% 3/09/24 (a)	400,000	459,969
		1,635,490
Morocco — 0.3%
Morocco Government International Bond
3.000% 12/15/32 (a)	400,000	374,915
Nigeria — 0.9%
Nigeria Government International Bond
6.500% 11/28/27 (a)	200,000	206,180

	Principal Amount	Value
7.143% 2/23/30 (a)	$700,000	$713,251
		919,431
Oman — 3.9%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	615,498
4.750% 6/15/26 (a)	1,050,000	1,077,122
5.375% 3/08/27 (a)	200,000	206,760
5.625% 1/17/28 (a)	400,000	413,000
6.500% 3/08/47 (a)	390,000	366,425
6.750% 10/28/27 (a)	400,000	441,200
6.750% 10/28/27 (a)	400,000	441,200
6.750% 1/17/48 (a)	300,000	285,786
7.000% 1/25/51 (a)	400,000	394,000
		4,240,991
Pakistan — 0.5%
Pakistan Government International Bond
6.000% 4/08/26 (a) (b)	200,000	203,250
7.875% 3/31/36 (a)	362,000	374,670
		577,920
Paraguay — 1.4%
Paraguay Government International Bond
2.739% 1/29/33 (a)	200,000	192,000
4.950% 4/28/31 (a)	400,000	452,004
5.400% 3/30/50 (a)	200,000	225,302
5.400% 3/30/50 (a)	600,000	675,906
		1,545,212
Philippines — 0.5%
Philippine Government International Bond
2.650% 12/10/45	600,000	538,424
Qatar — 1.8%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	232,000
4.400% 4/16/50 (a)	200,000	232,000
4.817% 3/14/49 (a)	1,200,000	1,468,608
		1,932,608
Romania — 0.8%
Romanian Government International Bond
3.000% 2/14/31 (a)	174,000	173,818
4.000% 2/14/51 (a)	160,000	154,544
4.000% 2/14/51 (a)	580,000	560,222
		888,584
Russia — 1.8%
Russian Foreign Bond
4.375% 3/21/29 (a)	1,600,000	1,748,000

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 6/23/47 (a)	$200,000	$237,150
		1,985,150
Saudi Arabia — 1.3%
Saudi Government International Bond
2.750% 2/03/32 (a)	500,000	500,010
3.750% 1/21/55 (a)	400,000	391,680
5.000% 4/17/49 (a)	400,000	472,896
		1,364,586
Senegal — 1.3%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	357,087
6.250% 5/23/33 (a)	200,000	199,274
6.250% 5/23/33 (a)	800,000	797,096
		1,353,457
Serbia — 0.2%
Serbia International Bond
2.125% 12/01/30 (a)	200,000	184,340
South Africa — 1.6%
Republic of South Africa Government International Bond
4.850% 9/27/27	800,000	825,200
5.650% 9/27/47	550,000	505,714
6.250% 3/08/41	400,000	403,756
		1,734,670
Sri Lanka — 2.1%
Sri Lanka Government International Bond
5.750% 1/18/22 (a)	400,000	348,464
5.750% 1/18/22 (a)	500,000	435,580
6.125% 6/03/25 (a)	200,000	125,732
6.125% 6/03/25 (a)	600,000	377,196
6.250% 7/27/21 (a)	600,000	574,518
6.825% 7/18/26 (a)	400,000	243,388
6.825% 7/18/26 (a)	200,000	121,694
		2,226,572
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	510,000	515,105
Turkey — 1.9%
Turkey Government International Bond
4.250% 4/14/26	400,000	362,600
4.875% 10/09/26	1,000,000	920,660
4.875% 4/16/43	650,000	496,275
6.000% 1/14/41	350,000	295,631
		2,075,166

	Principal Amount	Value
Ukrainian Ssr — 3.3%
Ukraine Government International Bond
0.000%VRN 5/31/40 (a) (f)	$115,000	$118,450
7.750% 9/01/25 (a)	800,000	868,971
7.750% 9/01/27 (a)	1,400,000	1,496,012
8.994% 2/01/24 (a)	300,000	332,730
9.750% 11/01/28 (a)	600,000	698,555
		3,514,718
United Arab Emirates — 1.1%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	267,894
Finance Department Government of Sharjah
4.000% 7/28/50 (a)	800,000	703,552
4.000% 7/28/50 (a)	200,000	175,888
		1,147,334
Uruguay — 0.2%
Uruguay Government International Bond
5.100% 6/18/50	150,000	185,301
Uzbekistan — 0.6%
Republic of Uzbekistan Bond
5.375% 2/20/29 (a)	400,000	436,992
5.375% 2/20/29 (a)	200,000	218,496
		655,488
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (d)	1,000,000	97,500
9.250% 9/15/27 (d)	300,000	30,750
11.750% 10/21/26 (a) (d)	300,000	30,450
12.750% 8/23/22 (a) (d)	255,000	26,393
		185,093
Vietnam — 0.9%
Vietnam Government International Bond
4.800% 11/19/24 (a)	850,000	950,846
Zambia — 0.3%
Zambia Government International Bond
5.375% 9/20/22 (a) (d)	600,000	333,024

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $68,760,288)		67,414,620

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note
2.625% 12/15/21 (g)	$110,000	$111,991

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,432)		111,991

TOTAL BONDS & NOTES (Cost $104,100,531)		100,980,918

TOTAL LONG-TERM INVESTMENTS (Cost $104,100,531)		100,980,918

	Number of Shares
SHORT-TERM INVESTMENTS — 4.1%
Mutual Fund — 2.6%
T. Rowe Price Government Reserve Investment Fund	2,829,651	2,829,651

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000% 4/01/21 (h)	$1,234,955	1,234,955

Sovereign Debt Obligation — 0.3%
Egypt Treasury Bills
11.808% 8/17/21 EGP (e)	5,000,000	303,272

TOTAL SHORT-TERM INVESTMENTS (Cost $4,367,455)		4,367,878

TOTAL INVESTMENTS — 97.7% (Cost $108,467,986) (i)		105,348,796

Other Assets/(Liabilities) — 2.3%		2,441,882

NET ASSETS — 100.0%		$107,790,678

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $82,576,646 or 76.61% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $2,202,293 or 2.04% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(g)	A portion of this security is pledged as collateral for securities
(h)

Maturity value of $1,234,955. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,259,752.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/09/21	INR	9,821,000	USD	132,716	$1,539
Bank of America N.A.*	4/16/21	USD	284,645	MXN	5,745,000	3,881
Barclays Bank PLC*	6/11/21	COP	605,802,000	USD	168,336	(3,161)
BNP Paribas SA*	4/16/21	USD	554,804	MXN	11,273,000	3,880
BNP Paribas SA*	4/16/21	MXN	5,722,000	USD	274,776	4,865
BNP Paribas SA*	6/02/21	USD	272,092	BRL	1,500,000	6,593
Citibank N.A.*	4/16/21	MXN	5,741,670	USD	283,046	(2,445)
Citibank N.A.*	5/07/21	CNY	6,991,000	USD	1,068,242	(4,687)
Citibank N.A.*	5/21/21	EUR	116,421	USD	139,206	(2,551)
Citibank N.A.*	6/02/21	USD	270,802	BRL	1,500,000	5,303
Citibank N.A.*	6/02/21	BRL	977,000	USD	172,636	293
Goldman Sachs International*	4/09/21	INR	9,821,000	USD	132,564	1,690
Goldman Sachs International*	4/09/21	USD	167,437	INR	12,248,000	5
Goldman Sachs International*	4/09/21	USD	156,871	IDR	2,274,634,000	316
Goldman Sachs International*	6/02/21	BRL	1,510,000	USD	277,688	(10,419)
Goldman Sachs International*	6/11/21	USD	164,503	COP	605,802,000	(671)
HSBC Bank USA*	4/09/21	USD	100,681	INR	7,394,000	(396)
HSBC Bank USA*	5/21/21	USD	407,416	EUR	336,153	12,841
Morgan Stanley & Co. LLC*	4/09/21	PEN	970,000	USD	267,483	(8,367)
Morgan Stanley & Co. LLC*	4/09/21	USD	111,244	IDR	1,571,099,000	3,111
Morgan Stanley & Co. LLC*	4/09/21	USD	265,573	PEN	970,000	6,457
Morgan Stanley & Co. LLC*	4/09/21	IDR	3,845,733,000	USD	266,295	(1,607)
Morgan Stanley & Co. LLC*	4/16/21	MXN	5,549,000	USD	262,244	8,941
Morgan Stanley & Co. LLC*	5/07/21	USD	527,554	CNY	3,428,000	6,045
Morgan Stanley & Co. LLC*	5/21/21	USD	144,887	EUR	119,265	4,894
Morgan Stanley & Co. LLC*	6/02/21	USD	109,072	BRL	596,000	3,580
Morgan Stanley & Co. LLC*	6/02/21	BRL	1,109,000	USD	194,214	2,079
UBS AG*	5/21/21	USD	509,163	EUR	420,286	15,832
						$57,841

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/21/21	20	$2,659,006	$(40,256)
U.S. Treasury Note 5 Year	6/30/21	9	1,124,872	(14,286)
				$(54,542)

The accompanying notes are an integral part of the financial statements.

58

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC*	CCC+**	12/20/25	USD	150,000	$(57,298)	$(35,625)	$(21,673)
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC*	CCC+**	12/20/25	USD	150,000	(57,298)	(35,625)	(21,673)
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co. LLC*	CCC+**	12/20/25	USD	125,000	(47,748)	(30,937)	(16,811)
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co. LLC*	CCC+**	12/20/25	USD	125,000	(47,748)	(31,875)	(15,873)
								$(210,092)	$(134,062)	$(76,030)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 6.55%	Maturity	BRL CDI	Maturity	Morgan Stanley & Co. LLC*	1/02/23	BRL	1,386,362	$(697)	$—	$(697)
Fixed 5.68%	Maturity	BRL CDI	Maturity	Morgan Stanley & Co. LLC*	1/02/23	BRL	1,446,809	2,443	—	2,443
								$1,746	$—	$1,746

*	Contracts are subject to a Master Netting Agreement.
**

Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 97.6%
Basic Materials — 2.9%
Chemicals — 1.9%
International Flavors & Fragrances, Inc.	32,681	$4,562,594
Linde PLC	87,277	24,449,779
PPG Industries, Inc.	58,072	8,725,899
The Sherwin-Williams Co.	3,921	2,893,737
		40,632,009
Forest Products & Paper — 0.8%
International Paper Co.	332,046	17,953,727
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	85,282	2,808,337
Southern Copper Corp.	3,268	221,799
Teck Resources Ltd. Class B	90,757	1,740,719
		4,770,855
		63,356,591
Communications — 19.1%
Internet — 18.0%
Airbnb, Inc. Class A (a)	4,176	784,837
Alibaba Group Holding Ltd. Sponsored ADR (a)	78,400	17,775,632
Alphabet, Inc. Class A (a)	16,738	34,522,460
Alphabet, Inc. Class C (a)	43,563	90,115,729
Amazon.com, Inc. (a)	33,071	102,324,320
Booking Holdings, Inc. (a)	3,282	7,646,535
Coupang, Inc. (a)	44,457	2,193,953
DoorDash, Inc., Class A (a)	14,921	1,956,591
DoorDash, Inc., Lockup Shares (Acquired 11/12/19-6/17/20, Cost $856,016) (a) (b) (c)	12,696	1,581,585
Facebook, Inc. Class A (a)	213,800	62,970,514
Farfetch Ltd. Class A (a)	89,827	4,762,627
IAC/InterActiveCorp (a)	5,814	1,257,626
Kuaishou Technology (a) (d)	10,900	378,565
Match Group, Inc. (a)	49,518	6,802,783
Netflix, Inc. (a)	38,579	20,125,121
Pinterest, Inc. Class A (a)	52,764	3,906,119
Shopify, Inc. Class A (a)	3,458	3,826,277
Snap, Inc. Class A (a)	333,944	17,461,932
Spotify Technology SA (a)	20,708	5,548,708
Tencent Holdings Ltd.	108,300	8,538,044
VeriSign, Inc. (a)	5,418	1,076,882
Vimeo, Inc., Class A (Acquired 1/25/21, Cost $523,972) (a) (b) (c) (e)	16,167	538,964

	Number of Shares	Value
Wix.com Ltd. (a)	4,090	$1,142,010
		397,237,814
Media — 1.1%
Charter Communications, Inc. Class A (a)	5,445	3,359,674
Comcast Corp. Class A	71,419	3,864,482
The Walt Disney Co. (a)	91,673	16,915,502
		24,139,658
		421,377,472
Consumer, Cyclical — 7.9%
Airlines — 0.6%
Delta Air Lines, Inc.	13,464	650,042
Southwest Airlines Co.	196,032	11,969,714
		12,619,756
Apparel — 0.4%
NIKE, Inc. Class B	62,234	8,270,276
Auto Manufacturers — 1.2%
Cummins, Inc.	17,503	4,535,202
Ferrari NV	38,476	8,052,257
General Motors Co.	244,001	14,020,298
PACCAR, Inc.	9,323	866,293
		27,474,050
Auto Parts & Equipment — 0.1%
Aptiv PLC	18,995	2,619,411
Entertainment — 0.3%
DraftKings, Inc. Class A (a) (f)	63,246	3,878,877
Live Nation Entertainment, Inc. (a)	21,610	1,829,286
Vail Resorts, Inc.	1,933	563,779
		6,271,942
Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	51,312	6,204,647
Las Vegas Sands Corp.	88,909	5,402,111
Marriott International, Inc. Class A	26,061	3,859,895
Wynn Resorts Ltd.	69,596	8,725,250
		24,191,903
Retail — 4.2%
AutoZone, Inc. (a)	1,785	2,506,675
Carvana Co. (a) (f)	14,028	3,680,947
Chipotle Mexican Grill, Inc. (a)	4,280	6,081,110
Dollar Tree, Inc. (a)	8,894	1,018,007
The Home Depot, Inc.	27,779	8,479,540
JD Health International, Inc. (a) (d)	21,000	303,516
L Brands, Inc.	44,292	2,739,903
Lowe’s Cos., Inc.	16,614	3,159,651
Lululemon Athletica, Inc. (a)	22,809	6,995,748
McDonald’s Corp.	24,297	5,445,930
Ross Stores, Inc.	138,838	16,648,065

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starbucks Corp.	67,622	$7,389,056
The TJX Cos., Inc.	114,584	7,579,732
Walgreens Boots Alliance, Inc.	25,516	1,400,828
Walmart, Inc.	32,451	4,407,819
Yum! Brands, Inc.	128,800	13,933,584
		91,770,111
		173,217,449
Consumer, Non-cyclical — 15.0%
Agriculture — 0.3%
Darling Ingredients, Inc. (a)	83,600	6,151,288
Beverages — 0.1%
The Coca-Cola Co.	28,410	1,497,491
PepsiCo, Inc.	13,848	1,958,800
		3,456,291
Biotechnology — 0.6%
Argenx SE ADR (a)	8,223	2,264,532
Incyte Corp. (a)	40,014	3,251,938
Vertex Pharmaceuticals, Inc. (a)	37,399	8,036,671
		13,553,141
Commercial Services — 2.7%
Affirm Holdings, Inc. (a)	6,059	428,492
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (b) (c) (e)	208,893	1,685,767
Avalara, Inc. (a)	23,763	3,170,697
Cintas Corp.	19,342	6,601,618
Equifax, Inc.	7,037	1,274,612
Global Payments, Inc.	51,019	10,284,410
PayPal Holdings, Inc. (a)	45,942	11,156,555
S&P Global, Inc.	19,325	6,819,213
StoneCo Ltd. Class A (a)	42,084	2,576,383
TransUnion	46,333	4,169,970
United Rentals, Inc. (a)	35,629	11,732,986
		59,900,703
Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	49,033	6,640,539
Food — 0.2%
Mondelez International, Inc. Class A	67,872	3,972,548
Health Care – Products — 4.4%
Abbott Laboratories	45,772	5,485,317
Align Technology, Inc. (a)	3,900	2,111,967
Avantor, Inc. (a)	106,822	3,090,360
Boston Scientific Corp. (a)	26,840	1,037,366
Danaher Corp.	91,038	20,490,833
Intuitive Surgical, Inc. (a)	16,595	12,262,709
Medtronic PLC	121,968	14,408,080
Stryker Corp.	84,750	20,643,405

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	36,477	$16,647,373
		96,177,410
Health Care – Services — 3.4%
Anthem, Inc.	52,009	18,668,631
Centene Corp. (a)	15,140	967,597
HCA Healthcare, Inc.	118,441	22,307,178
Humana, Inc.	9,703	4,067,983
UnitedHealth Group, Inc.	75,893	28,237,508
		74,248,897
Household Products & Wares — 0.2%
Avery Dennison Corp.	26,611	4,887,110
Pharmaceuticals — 2.8%
AbbVie, Inc.	88,940	9,625,087
AstraZeneca PLC Sponsored ADR (f)	125,699	6,249,754
Bausch Health Cos., Inc. (a)	87,043	2,762,745
Becton Dickinson and Co.	2,532	615,656
Cigna Corp.	54,984	13,291,832
Elanco Animal Health, Inc. (a)	171,624	5,054,327
Eli Lilly and Co.	103,649	19,363,706
Johnson & Johnson	13,308	2,187,170
Merck & Co., Inc.	25,557	1,970,189
Zoetis, Inc.	6,424	1,011,651
		62,132,117
		331,120,044
Energy — 0.3%
Oil & Gas — 0.3%
ConocoPhillips	23,765	1,258,832
Devon Energy Corp.	173,476	3,790,450
EOG Resources, Inc.	24,343	1,765,598
		6,814,880
Financial — 16.7%
Banks — 6.2%
Bank of America Corp.	601,935	23,288,865
Citizens Financial Group, Inc.	77,910	3,439,727
The Goldman Sachs Group, Inc.	40,344	13,192,488
JP Morgan Chase & Co.	118,134	17,983,539
Morgan Stanley	600,778	46,656,420
The PNC Financial Services Group, Inc.	37,080	6,504,203
Truist Financial Corp.	32,239	1,880,178
Wells Fargo & Co.	583,206	22,785,858
		135,731,278
Diversified Financial Services — 4.5%
Afterpay Ltd. (a)	58,832	4,612,011
American Express Co.	2,259	319,513
The Charles Schwab Corp.	273,467	17,824,579

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc.	7,773	$868,089
Mastercard, Inc. Class A	73,683	26,234,832
Social Finance, Inc. (Acquired 12/30/20, Cost $1,892,577) (a) (b) (c) (e)	102,690	2,915,486
Tradeweb Markets, Inc. Class A	30,630	2,266,620
Visa, Inc. Class A	192,003	40,652,795
XP, Inc. Class A (a)	72,383	2,726,668
		98,420,593
Insurance — 4.1%
American International Group, Inc.	454,802	21,016,400
Chubb Ltd.	68,537	10,826,790
Equitable Holdings, Inc.	491,447	16,031,001
The Hartford Financial Services Group, Inc.	163,925	10,948,551
Loews Corp.	22,068	1,131,647
Marsh & McLennan Cos., Inc.	49,145	5,985,861
MetLife, Inc.	289,370	17,590,802
Principal Financial Group, Inc.	17,653	1,058,474
The Travelers Cos., Inc.	39,847	5,992,989
Willis Towers Watson PLC	3,922	897,667
		91,480,182
Investment Companies — 0.0%
Maplebear, Inc. (Non-Voting) (Acquired 8/07/20, Cost $14,781) (a) (b) (c) (e)	319	39,875
Maplebear, Inc. (Voting) (Acquired 8/07/20, Cost $282,637) (a) (b) (c) (e)	6,100	762,500
		802,375
Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	4,897	1,170,677
Equinix, Inc.	2,901	1,971,491
Equity Residential	14,072	1,007,977
Prologis, Inc.	185,542	19,667,452
Welltower, Inc.	93,778	6,717,318
Weyerhaeuser Co.	294,955	10,500,398
		41,035,313
		367,469,741
Industrial — 11.2%
Aerospace & Defense — 0.6%
Airbus SE (a)	32,432	3,673,425
Howmet Aerospace, Inc.	38,636	1,241,374
Teledyne Technologies, Inc. (a)	21,049	8,706,919
		13,621,718
Building Materials — 0.2%
Johnson Controls International PLC	86,065	5,135,499

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Generac Holdings, Inc. (a)	8,367	$2,739,774
Schneider Electric SE	19,035	2,908,276
		5,648,050
Electronics — 1.7%
Agilent Technologies, Inc.	74,257	9,441,035
Amphenol Corp. Class A	15,682	1,034,542
Fortive Corp.	12,549	886,461
Honeywell International, Inc.	83,328	18,088,009
Hubbell, Inc.	34,235	6,398,179
Keysight Technologies, Inc. (a)	1,247	178,820
TE Connectivity Ltd.	5,111	659,881
		36,686,927
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	92,429	11,948,297
Environmental Controls — 0.1%
Waste Connections, Inc.	11,068	1,195,123
Machinery – Construction & Mining — 1.1%
Caterpillar, Inc.	104,276	24,178,476
Machinery – Diversified — 0.8%
Deere & Co.	46,183	17,278,908
Miscellaneous - Manufacturing — 1.9%
General Electric Co.	3,131,434	41,115,728
Parker-Hannifin Corp.	3,883	1,224,815
		42,340,543
Packaging & Containers — 1.7%
Ball Corp.	29,284	2,481,526
Packaging Corp. of America	103,135	13,869,595
WestRock Co.	412,454	21,468,231
		37,819,352
Transportation — 2.3%
CSX Corp.	15,281	1,473,394
FedEx Corp.	66,043	18,758,854
Norfolk Southern Corp.	63,204	16,971,538
Union Pacific Corp.	26,648	5,873,485
United Parcel Service, Inc. Class B	51,095	8,685,639
		51,762,910
		247,615,803
Technology — 21.4%
Computers — 2.2%
Accenture PLC Class A	3,498	966,322
Apple, Inc.	393,285	48,039,763
		49,006,085
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	5,400	2,619,972

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 6.8%
Advanced Micro Devices, Inc. (a)	105,920	$8,314,720
Analog Devices, Inc.	60,024	9,308,522
Applied Materials, Inc.	206,452	27,581,987
ASML Holding NV	37,479	23,138,036
Broadcom, Inc.	29,580	13,715,063
Intel Corp.	52,151	3,337,664
KLA Corp.	13,597	4,492,449
Microchip Technology, Inc.	18,288	2,838,663
Micron Technology, Inc. (a)	99,614	8,786,951
NVIDIA Corp.	10,831	5,782,996
NXP Semiconductor NV	67,686	13,627,899
QUALCOMM, Inc.	114,903	15,234,989
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	64,364	7,612,974
Texas Instruments, Inc.	22,565	4,264,559
Xilinx, Inc.	4,337	537,354
		148,574,826
Software — 12.3%
Black Knight, Inc. (a)	60,325	4,463,447
Broadridge Financial Solutions, Inc.	5,986	916,457
Citrix Systems, Inc.	1,482	208,013
Clarivate PLC (a)	59,577	1,572,237
Coupa Software, Inc. (a)	4,763	1,212,088
Datadog, Inc. Class A (a)	27,952	2,329,520
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,419,150) (a) (b) (c) (e)	3,660	3,239,100
Fidelity National Information Services, Inc.	75,835	10,663,159
Fiserv, Inc. (a)	179,781	21,401,130
Intuit, Inc.	47,128	18,052,852
Microsoft Corp.	529,256	124,782,687
MSCI, Inc.	5,106	2,140,844
Paycom Software, Inc. (a)	6,114	2,262,547
Playtika Holding Corp. (a)	55,751	1,516,985
ROBLOX Corp. (a)	11,524	747,101
Roper Technologies, Inc.	28,984	11,690,406
salesforce.com, Inc. (a)	78,428	16,616,540
Sea Ltd. ADR (a)	81,754	18,249,945
ServiceNow, Inc. (a)	21,569	10,786,873
Snowflake, Inc. Class A (a)	2,688	616,305
Splunk, Inc. (a)	60,397	8,182,586
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (e)	18,846	755,159
Synopsys, Inc. (a)	1,655	410,076

	Number of Shares	Value
UiPath, Inc., Class A (Acquired 12/11/20, Cost $234,193) (a) (b) (c) (e)	8,050	$501,320
Workday, Inc. Class A (a)	12,379	3,075,315
Zoom Video Communications, Inc. Class A (a)	15,610	5,015,337
		271,408,029
		471,608,912
Utilities — 3.1%
Electric — 3.1%
AES Corp.	123,685	3,315,995
Ameren Corp.	39,587	3,220,798
Dominion Energy, Inc.	20,320	1,543,507
DTE Energy Co.	9,523	1,267,892
Evergy, Inc.	58,635	3,490,542
FirstEnergy Corp.	22,453	778,895
NextEra Energy, Inc.	135,209	10,223,153
Public Service Enterprise Group, Inc.	126,305	7,604,824
Sempra Energy	139,719	18,523,945
The Southern Co.	227,784	14,159,053
WEC Energy Group, Inc.	16,802	1,572,499
Xcel Energy, Inc.	28,771	1,913,559
		67,614,662

TOTAL COMMON STOCK (Cost $1,611,338,829)		2,150,195,554

PREFERRED STOCK — 1.8%
Communications — 0.0%
Media — 0.0%
ViacomCBS, Inc. Convertible	5,016	336,824
Consumer, Cyclical — 1.2%
Auto Manufacturers — 1.1%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $439,191) (a) (b) (c) (e)	47,530	934,286
Nuro, Inc., Series C (Acquired 10/30/20-3/21/21, Cost $1,236,023) (a) (b) (c) (e)	94,681	1,236,023
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599) (a) (b) (c) (e)	200,819	7,400,180
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $4,935,331) (a) (b) (c) (e)	318,614	11,740,926
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $2,283,410) (a) (b) (c) (e)	61,965	2,283,410

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934) (a) (b) (c) (e)	8,722	$748,934
		24,343,759
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (e)	50,500	1,330,675
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (e)	37,186	979,851
		2,310,526
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081) (a) (b) (c) (e)	870	108,750
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129) (a) (b) (c) (e)	12,458	1,557,250
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $240,750) (a) (b) (c) (e)	1,926	240,750
		1,906,750
Industrial — 0.0%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (e)	18,438	760,988
Technology — 0.3%
Software — 0.3%
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (e)	18,286	1,092,516
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $702,388) (a) (b) (c) (e)	53,547	3,334,680
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $117,937) (a) (b) (c) (e)	8,991	559,921
UiPath, Inc., Series E (Acquired 7/09/20, Cost $31,888) (a) (b) (c) (e)	1,715	106,803

	Number of Shares	Value
UiPath, Inc., Series F (Acquired 2/02/21, Cost $827,520) (a) (b) (c) (e)	13,288	$827,520
		5,921,440
Utilities — 0.2%
Electric — 0.2%
The AES Corp. Convertible	24,130	2,492,630
The Southern Co. Convertible	25,817	1,314,860
		3,807,490

TOTAL PREFERRED STOCK (Cost $22,200,217)		39,387,777

TOTAL EQUITIES (Cost $1,633,539,046)		2,189,583,331

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	3,832,133	3,832,133

TOTAL MUTUAL FUNDS (Cost $3,832,133)		3,832,133

TOTAL LONG-TERM INVESTMENTS (Cost $1,637,371,179)		2,193,415,464

SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.6%
T. Rowe Price Government Reserve Investment Fund	12,240,411	12,240,411

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$3,204,875	3,204,875

TOTAL SHORT-TERM INVESTMENTS (Cost $15,445,286)		15,445,286

TOTAL INVESTMENTS — 100.3% (Cost $1,652,816,465) (i)		2,208,860,750

Other Assets/(Liabilities) — (0.3)%		(6,752,167)

NET ASSETS — 100.0%		$2,202,108,583

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $47,263,219 or 2.15% of net assets.

(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $47,263,219 or 2.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $682,081 or 0.03% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $13,261,399 or 0.60% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,912,642 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $3,204,875. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,269,021.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 91.5%
CORPORATE DEBT — 3.7%
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
3.470% 4/05/21	$245,000	$245,000
General Motors Financial Co., Inc.
3.200% 7/06/21	220,000	220,955
Hyundai Capital America
1.150% 11/10/22 (a)	160,000	160,862
1.250% 9/18/23 (a)	285,000	287,097
2.450% 6/15/21 (a)	170,000	170,661
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	200,000	209,233
Volkswagen Group of America Finance LLC
0.875% 11/22/23 (a)	260,000	261,028
		1,554,836
Chemicals — 0.1%
Syngenta Finance NV
3.933% 4/23/21 (a)	200,000	200,369
Commercial Services — 0.2%
HPHT Finance 17 Ltd.
2.750% 9/11/22 (a)	450,000	460,854
Computers — 0.2%
HCL America, Inc.
1.375% 3/10/26 (a)	600,000	588,927
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450% 12/16/21	350,000	358,057
Air Lease Corp.
3.500% 1/15/22	455,000	465,268
Ally Financial, Inc.
1.450% 10/02/23	160,000	162,319
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	115,000	120,401
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	425,000	446,162
		1,552,207
Electric — 0.6%
Abu Dhabi National Energy Co. PJSC
3.875% 5/06/24 (a)	200,000	216,752
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.600% 1/20/26 (a)	303,000	300,064
Consorcio Transmantaro SA
4.375% 5/07/23 (a)	300,000	316,503

	Principal Amount	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.500% 11/22/21 (a)	$450,000	$462,937
State Grid Overseas Investment 2016 Ltd.
2.125% 5/18/21 (a)	200,000	200,338
		1,496,594
Iron & Steel — 0.2%
POSCO
2.375% 1/17/23	200,000	205,378
4.000% 8/01/23 (a)	230,000	246,291
		451,669
Oil & Gas — 0.6%
Bharat Petroleum Corp. Ltd.
4.375% 1/24/22 (a)	400,000	409,555
Ecopetrol SA
5.875% 9/18/23	475,000	524,637
Pertamina Persero PT
4.300% 5/20/23 (a)	250,000	264,739
4.875% 5/03/22 (a)	200,000	207,800
Saudi Arabian Oil Co.
1.250% 11/24/23 (a)	200,000	201,367
		1,608,098
Pipelines — 0.3%
Energy Transfer Operating LP
4.250% 3/15/23	582,000	614,194
Gray Oak Pipeline LLC
2.000% 9/15/23 (a)	30,000	30,535
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	215,000	227,437
		872,166
Real Estate — 0.1%
Vanke Real Estate Hong Kong Co. Ltd.
4.150% 4/18/23 (a)	250,000	263,359
Retail — 0.0%
Nordstrom, Inc.
2.300% 4/08/24 (a) (b)	60,000	60,095
Semiconductors — 0.1%
Microchip Technology, Inc.
3.922% 6/01/21	120,000	120,694
Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC
3.000% 7/15/22 (a)	370,000	378,966

TOTAL CORPORATE DEBT (Cost $8,843,791)		9,608,834

The accompanying notes are an integral part of the financial statements.

66

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.4%
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	$20,000	$20,108
Revenue Bond, 1.115% 11/15/24	30,000	30,198
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.191% 11/01/21	15,000	14,999
Revenue Bond, 0.271% 11/01/22	15,000	15,005
Revenue Bond, 0.407% 11/01/23	15,000	15,014
Revenue Bond, 0.616% 11/01/24	15,000	15,015
Dallas Area Rapid Transit
Revenue Bond, 0.247% 6/01/21	10,000	10,002
Revenue Bond, 0.297% 12/01/21	20,000	20,018
Revenue Bond, 0.397% 12/01/22	15,000	15,034
Revenue Bond, 0.541% 12/01/23	10,000	10,028
Revenue Bond, 0.761% 12/01/24	10,000	10,022
New York Transportation Development Corp.
Revenue Bond, 1.360% 12/01/21	20,000	20,052
Revenue Bond, 1.610% 12/01/22	15,000	15,138
Oklahoma Turnpike Authority, Revenue Bond,
0.491% 1/01/22	30,000	30,041
State of Hawaii, General Obligation,
0.571% 10/01/23	210,000	211,450
State of Illinois, General Obligation,
2.840% 10/01/23	485,000	493,867
Tobacco Settlement Finance Authority
Revenue Bond, 0.797% 6/01/21	55,000	55,039
Revenue Bond, 0.947% 6/01/22	30,000	30,183
Revenue Bond, 1.193% 6/01/23	50,000	50,641
Revenue Bond, 1.497% 6/01/24	65,000	66,218

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,135,000)		1,148,072

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Automobile Asset-Backed Securities — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C, 1.060% 8/18/26	120,000	120,225
Series 2016-4, Class C, 2.410% 7/08/22	3,996	3,997
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	322,566

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2020-1A, Class B
2.260% 4/15/24 (a)	$150,000	$151,389
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	195,000	195,665
Santander Retail Auto Lease Trust
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	235,309
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	173,747
		1,202,898
Commercial Mortgage-Backed Securities — 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
1.706% FRN 4/15/34 (a)	210,000	207,639
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	268,983
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,485
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	304,425
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
1.695% FRN 4/15/32 (a)	100,000	98,003
		986,535
Other Asset-Backed Securities — 1.0%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050%
1.232% FRN 11/20/28 (a)	242,311	242,347
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	62,499	65,385
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	364,112	362,137
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
1.455% FRN 1/25/32 (a)	250,000	250,223
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	115,549	119,851

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3 mo. USD LIBOR + 1.000%
1.241% FRN 7/15/27 (a)	$250,000	$249,012
OZLM Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170%
1.393% FRN 10/17/29 (a)	248,048	248,066
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.561% FRN 10/15/32 (a)	490,000	490,669
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	87,015	89,014
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (c)	145,996	150,392
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (c)	160,885	167,641
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (c)	121,503	126,536
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (c)	57,762	58,241
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (c)	75,792	80,236
		2,699,750
Student Loans Asset-Backed Securities — 0.3%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A
2.400% 10/15/68 (a)	252,910	257,703
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	176,993	181,295
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	300,900	311,659
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	104,010	107,322
		857,979
Whole Loan Collateral Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (c)	81,708	83,598
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1,
2.720% VRN 7/25/49 (a) (c)	130,658	132,642
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
3.558% VRN 4/25/59 (a) (c)	53,430	53,310
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (c)	232,961	237,053

	Principal Amount	Value
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (c)	$158,054	$158,382
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (c)	154,702	154,953
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (c)	222,417	225,137
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (c)	65,081	65,535
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (a) (c)	17,418	17,521
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (c)	117,112	119,768
Homeward Opportunities Fund I Trust
Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (c)	380,913	383,740
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (c)	131,769	134,130
JP Morgan Mortgage Trust
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (c)	62,278	64,701
Series 2020-LTV1, Class A4, 3.500% VRN 6/25/50 (a) (c)	193,648	198,724
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (c)	147,781	155,167
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (c)	151,093	155,392
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (c)	116,855	120,914
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.859% FRN 2/25/60 (a)	66,065	65,865
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 1.009% FRN 10/25/59 (a)	144,161	144,202
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.209% FRN 10/25/59 (a)	80,952	81,413
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	90,242	90,274
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (c)	122,680	125,092
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (c)	265,604	271,059
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (c)	225,367	234,909
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c)	113,200	114,854

The accompanying notes are an integral part of the financial statements.

68

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c)	$269,167	$274,419
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	34,290	34,755
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c)	41,599	42,530
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	29,615	30,076
SG Residential Mortgage Trust, Series 2019-3, Class A3,
3.082% VRN 9/25/59 (a) (c)	124,106	126,366
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (c)	120,236	120,093
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (c)	160,479	162,141
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (a) (c)	68,623	69,325
Series 2019-IMC1, Class A2, 3.651% VRN 2/25/49 (a) (c)	153,352	155,987
Verus Securitization Trust
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	316,669	321,964
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	199,458	202,369
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	431,248	439,766
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	276,727	279,163
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (c)	445,586	455,965
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (c)	71,055	71,320
		6,374,574

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,941,108)		12,121,736

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.3%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	126,821	135,748
Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 3/25/30	53,655	53,666

	Principal Amount	Value
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 9/25/48 (a)	$532	$532
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.859% FRN 2/25/50 (a)	93,605	93,643
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.909% FRN 12/25/30 (a)	36,104	36,112
Series 2018-DNA3, Class M2AS, 1 mo. USD LIBOR + .900% 1.009% FRN 9/25/48 (a)	140,000	139,100
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.059% FRN 12/25/30 (a)	80,000	79,933
Series 2020-HQA5, Class M1, SOFR30A + 1.100% 1.117% FRN 11/25/50 (a)	152,226	152,372
Series 2020-HQA2, Class M1, 1 mo. USD LIBOR + 1.100% 1.209% FRN 3/25/50 (a)	136,006	136,107
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 1.309% FRN 10/25/29	58,008	58,088
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.959% FRN 7/25/30	269,600	264,828
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 0.959% FRN 10/25/30	440,000	428,579
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 0.959% FRN 10/25/30	333,371	325,993
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900% 1.009% FRN 8/25/30	127,336	124,172
Series 2018-C02, Class 2ED2, 1 mo. USD LIBOR + .900% 1.009% FRN 8/25/30	292,402	285,511
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.209% FRN 11/25/29	372,239	363,721
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.309% FRN 1/25/30	232,402	228,694
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.459% FRN 9/25/29	347,508	348,028

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.759% FRN 2/25/30	$205,000	$206,660
		3,325,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,505,039)		3,461,487

U.S. TREASURY OBLIGATIONS — 81.5%
U.S. Treasury Bonds & Notes — 81.5%
U.S. Treasury Inflation Index
0.125% 4/15/22	7,659,641	7,878,360
0.125% 7/15/22	2,672,749	2,778,093
0.125% 10/15/24	12,360,346	13,366,073
0.125% 4/15/25	34,951,850	37,827,869
0.125% 10/15/25	17,966,592	19,564,285
0.125% 7/15/26	1,854,921	2,026,139
0.250% 1/15/25	14,362,317	15,592,932
0.375% 7/15/23	16,914,394	18,114,259
0.375% 7/15/25	5,503,471	6,060,590
0.500% 4/15/24	19,592,937	21,232,698
0.625% 4/15/23	20,037,829	21,326,981
0.625% 1/15/24 (d)	24,057,624	26,075,269
0.625% 1/15/26	20,174,179	22,422,892
		214,266,440

TOTAL U.S. TREASURY OBLIGATIONS (Cost $209,387,221)		214,266,440

TOTAL BONDS & NOTES (Cost $234,812,159)		240,606,569

TOTAL LONG-TERM INVESTMENTS (Cost $234,812,159)		240,606,569

SHORT-TERM INVESTMENTS — 8.5%
Commercial Paper — 1.5%
BAT International Finance
0.355% 4/22/21 (a)	630,000	629,934
Jabil, Inc.
0.629% 4/14/21 (a)	320,000	319,923
0.680% 4/15/21 (a)	420,000	419,892
Marathon Pete Corp.
0.507% 4/28/21 (a)	1,310,000	1,309,803
Ovintiv Canada ULC
0.862% 4/26/21	1,095,000	1,094,708

	Principal Amount	Value
Ovintiv, Inc.
0.862% 4/26/21	$250,000	$249,814
		4,024,074

	Number of Shares
Mutual Fund — 6.8%
T. Rowe Price Government Reserve Investment Fund	17,960,866	17,960,866

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$611,495	611,495

TOTAL SHORT-TERM INVESTMENTS (Cost $22,595,766)		22,596,435

TOTAL INVESTMENTS — 100.0% (Cost $257,407,925) (f)		263,203,004

Other Assets/(Liabilities) — (0.0)%		(102,136)

NET ASSETS — 100.0%		$263,100,868

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $21,207,627 or 8.06% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).

The accompanying notes are an integral part of the financial statements.

70

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)

Maturity value of $611,495. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $623,794.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/21	31	$6,843,058	$(535)
U.S. Treasury Note 5 Year	6/30/21	132	16,476,565	(187,971)
				$(188,506)
Short
U.S. Treasury Long Bond	6/21/21	17	$(2,690,687)	$62,593
U.S. Treasury Note 10 Year	6/21/21	116	(15,412,439)	223,689
U.S. Treasury Ultra 10 Year	6/21/21	38	(5,614,209)	154,084
				$440,366

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/03/21	USD	1,875,000	$(20,294)	$—	$(20,294)
Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/15/21	USD	2,430,324	20,043	—	20,043
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/23/21	USD	666,250	7,058	—	7,058
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/23/21	USD	717,500	7,638	—	7,638
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	2/21/23	USD	3,638,000	66,698	—	66,698
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/21	USD	1,950,000	12,882	—	12,882
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/22	USD	1,250,000	17,027	—	17,027
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	12/16/22	USD	2,800,000	42,656	—	42,656
Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	8/16/21	USD	1,619,676	15,014	—	15,014

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	8/26/21	USD	666,250	$7,108	$—	$7,108
Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/21	USD	3,416,115	40,356	—	40,356
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/09/21	USD	3,416,115	38,417	—	38,417
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/09/21	USD	3,417,770	38,436	—	38,436
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/22	USD	3,420,000	78,722	—	78,722
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	38,798	—	38,798
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	38,745	—	38,745
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,311,000	24,109	—	24,109
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,789,000	32,705	—	32,705
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/20/23	USD	2,867,000	53,276	—	53,276
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/26/23	USD	2,061,000	44,984	—	44,984
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	8/09/21	USD	7,101,000	68,485	—	68,485
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	2/21/23	USD	2,993,000	54,410	—	54,410
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA*	2/25/23	USD	2,241,000	43,490	—	43,490
Fixed 2.30%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	2/22/24	USD	5,500,000	47,583	—	47,583
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG*	6/05/23	USD	1,700,000	(12,410)	—	(12,410)
								$805,936	$—	$805,936

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

72

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%
COMMON STOCK — 93.1%
Australia — 7.9%
ALS Ltd.	23,689	$174,674
BHP Group Ltd.	191,728	6,632,104
BlueScope Steel Ltd.	18,033	266,125
Evolution Mining Ltd.	80,971	253,611
Fortescue Metals Group Ltd.	46,326	707,212
Goodman Group	29,649	408,447
IGO Ltd.	90,142	433,155
Newcrest Mining Ltd.	36,329	679,983
Northern Star Resources Ltd.	116,099	847,744
OZ Minerals Ltd.	22,097	382,935
Perseus Mining Ltd. (a)	275,499	226,914
Scentre Group	223,717	480,354
Silver Lake Resources Ltd. (a)	173,733	199,680
South32 Ltd.	214,525	459,940
		12,152,878
Austria — 0.1%
voestalpine AG	4,870	202,175
Bermuda — 0.2%
Hongkong Land Holdings Ltd.	77,300	379,987
Brazil — 1.3%
Cia Siderurgica Nacional SA	30,000	202,002
Vale SA	101,657	1,769,401
		1,971,403
Canada — 7.1%
Agnico Eagle Mines Ltd.	11,382	657,995
Alamos Gold, Inc. Class A	8,441	65,959
B2Gold Corp.	50,094	215,651
Barrick Gold Corp.	82,210	1,630,855
Canadian Apartment Properties	7,423	318,137
Centerra Gold, Inc.	4,157	36,783
Enbridge, Inc.	6,945	252,798
Enerflex Ltd.	24,000	154,882
ERO Copper Corp. (a)	22,147	381,188
First Quantum Minerals Ltd.	17,537	334,217
Franco-Nevada Corp.	11,095	1,390,428
Kinross Gold Corp.	59,944	399,245
Kirkland Lake Gold Ltd.	22,133	747,453
Lundin Mining Corp.	66,056	679,640
Magna International, Inc.	1,215	106,969
Osisko Gold Royalties Ltd. (b)	3,460	38,105
Pan American Silver Corp. (b)	7,287	218,604
Parex Resources, Inc. (a)	12,259	218,608
Sandstorm Gold Ltd. (a)	6,943	47,126
SSR Mining, Inc.	11,037	157,822

	Number of Shares	Value
Summit Industrial Income REIT	45,325	$514,311
TC Energy Corp.	9,289	424,972
Teck Resources Ltd. Class B	14,205	272,452
Torex Gold Resources, Inc. (a)	1,916	24,196
Toromont Industries Ltd.	1,500	114,813
Wesdome Gold Mines Ltd. (a)	46,000	305,276
West Fraser Timber Co. Ltd. (b)	3,823	275,036
Wheaton Precious Metals Corp.	21,581	824,292
Yamana Gold, Inc.	45,913	199,479
		11,007,292
Cayman Islands — 0.2%
Bluescape Opportunities Acquisition Corp. (a)	8,282	88,286
China Resources Mixc Lifestyle Services Ltd. (a) (c)	17,000	101,917
Endeavour Mining Corp.	3,865	77,903
GDS Holdings Ltd. (a)	10,496	106,686
		374,792
China — 0.4%
China Molybdenum Co. Ltd. Class H	219,000	133,833
Zijin Mining Group Co. Ltd. Class H	354,000	439,686
		573,519
Finland — 0.9%
Kojamo OYJ	22,361	437,554
Metso Outotec OYJ	23,573	262,829
Stora Enso OYJ Class R (b)	11,395	213,123
UPM-Kymmene OYJ	14,341	515,080
		1,428,586
France — 1.9%
Air Liquide SA	2,521	411,894
Gecina SA	1,518	209,026
Imerys SA	4,800	233,694
Legrand SA	2,309	214,830
Safran SA (a)	654	89,030
Schneider Electric SE	1,919	293,196
TOTAL SE (b)	33,594	1,564,600
		3,016,270
Germany — 0.6%
Covestro AG (c)	3,854	259,142
Deutsche Wohnen SE	13,180	614,832
Infineon Technologies AG	2,026	85,923
		959,897
Hong Kong — 0.8%
Hang Lung Properties Ltd.	106,000	275,883
Sun Hung Kai Properties Ltd.	64,500	978,406
		1,254,289

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
India — 0.6%
Hindalco Industries Ltd.	45,207	$202,452
JSW Steel Ltd.	28,808	185,746
Tata Steel Ltd.	21,622	242,952
Vedanta Ltd.	85,416	267,879
		899,029
Ireland — 0.8%
Linde PLC	4,274	1,197,318
Italy — 0.1%
Terna Rete Elettrica Nazionale SpA	22,589	170,852
Japan — 3.3%
Bridgestone Corp.	2,200	89,363
Daiwa Office Investment Corp.	37	260,691
Heiwa Real Estate Co. Ltd.	7,600	238,066
Hitachi Metals Ltd. (b)	9,200	151,377
Hoshino Resorts REIT, Inc.	44	254,000
Industrial & Infrastructure Fund Investment Corp.	218	374,418
Japan Metropolitan Fund Invest	440	449,825
JFE Holdings, Inc. (a)	17,500	215,100
Mitsui Fudosan Co. Ltd.	38,100	869,682
Mitsui Fudosan Logistics Park, Inc.	81	400,095
Nippon Accommodations Fund, Inc.	59	346,272
Nippon Steel Corp. (a)	28,300	481,931
Recruit Holdings Co. Ltd.	2,400	117,774
Shin-Etsu Chemical Co. Ltd. (b)	1,800	304,138
SUMCO Corp.	9,900	228,720
Sumitomo Metal Mining Co. Ltd.	7,100	308,468
		5,089,920
Luxembourg — 0.8%
ArcelorMittal SA (a)	24,430	708,932
Shurgard Self Storage SA	5,206	237,141
Tenaris SA	25,975	294,158
		1,240,231
Mexico — 0.4%
Grupo Mexico SAB de CV Series B	96,400	508,141
Industrias Penoles SAB de CV (a)	10,931	141,074
		649,215
Netherlands — 0.7%
Akzo Nobel NV	3,733	417,175
CTP BV (a) (c)	8,842	156,572
Koninklijke DSM NV	2,643	447,226
		1,020,973
Norway — 1.2%
Aker BP ASA	7,320	207,930
Borregaard ASA	13,680	298,123
Equinor ASA	37,922	740,558

	Number of Shares	Value
Norsk Hydro ASA	102,774	$658,530
		1,905,141
Peru — 0.1%
Cia de Minas Buenaventura SA Sponsored ADR (a)	11,064	110,972
Poland — 0.1%
KGHM Polska Miedz SA (a)	4,257	204,885
Portugal — 0.5%
Galp Energia SGPS SA	59,768	694,652
Republic of Korea — 0.5%
POSCO	2,786	798,410
Russia — 0.8%
Alrosa PJSC	188,120	264,511
MMC Norilsk Nickel PJSC	2,087	651,430
Polyus PJSC	1,804	332,551
		1,248,492
Singapore — 0.6%
CapitaLand Ltd.	105,300	295,073
Frasers Centrepoint Trust	160,500	293,941
Mapletree Industrial Trust	149,600	305,169
		894,183
South Africa — 2.3%
Anglo Platinum Ltd.	3,731	546,748
AngloGold Ashanti Ltd.	21,129	462,016
Gold Fields Ltd.	44,388	418,365
Harmony Gold Mining Co. Ltd. Sponsored ADR (a) (b)	18,366	80,076
Impala Platinum Holdings Ltd.	53,778	996,599
Northam Platinum Ltd. (a)	24,993	435,902
Sibanye Stillwater Ltd. (b)	140,708	625,904
		3,565,610
Spain — 0.4%
Iberdrola SA	15,167	195,541
Inmobiliaria Colonial SA	32,487	314,550
Vidrala SA	1,510	165,902
		675,993
Sweden — 2.3%
Atlas Copco AB Class B	4,924	256,165
Boliden AB	45,526	1,686,733
Epiroc AB Class B	19,477	405,846
Fabege AB (b)	23,492	316,610
Lundin Energy AB	13,790	433,352
Sandvik AB (a)	7,177	196,127
Svenska Cellulosa AB Class B (a)	16,703	295,292
		3,590,125
Switzerland — 0.4%
Bucher Industries AG	442	225,273

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PSP Swiss Property AG Registered	2,691	$327,860
		553,133
Taiwan — 0.3%
China Steel Corp.	501,000	455,543
United Kingdom — 7.1%
Anglo American PLC	38,092	1,492,490
Antofagasta PLC	9,877	230,090
Atotech Ltd. (a)	17,372	351,783
Big Yellow Group PLC	16,193	248,608
Centamin PLC	33,795	48,464
Croda International PLC	3,597	314,841
Derwent London PLC	13,056	581,019
DS Smith PLC (a)	52,477	295,060
Fresnillo PLC	14,279	170,159
Glencore PLC (a)	312,344	1,223,757
Grainger PLC	49,209	181,029
Great Portland Estates PLC	45,896	430,197
IMI PLC	13,775	253,371
Mondi PLC	26,469	675,311
Polymetal International PLC	10,373	203,029
Polymetal International PLC	3,206	62,619
Rio Tinto PLC	40,724	3,115,461
Shaftesbury PLC (a) (b)	11,423	101,040
The UNITE Group PLC (a)	35,708	525,300
The Weir Group PLC (a)	14,298	350,143
Whitbread PLC (a)	3,272	154,593
		11,008,364
United States — 48.4%
3M Co.	504	97,111
Acadia Realty Trust	72,419	1,373,788
AGCO Corp.	2,337	335,710
Agree Realty Corp.	346	23,289
Air Products & Chemicals, Inc.	2,554	718,542
Alamo Group, Inc.	1,513	236,255
Alexander & Baldwin, Inc.	4,467	75,001
Alexandria Real Estate Equities, Inc.	11,265	1,850,839
Ameren Corp.	4,690	381,578
American Campus Communities, Inc.	24,916	1,075,624
American Electric Power Co., Inc.	4,049	342,950
Apartment Income REIT Corp.	14,840	634,558
Apple Hospitality REIT, Inc.	74,602	1,086,951
Array Technologies, Inc. (a)	9,530	284,185
AvalonBay Communities, Inc.	11,032	2,035,514
Avery Dennison Corp.	2,078	381,625
Ball Corp.	4,508	382,008
BWX Technologies, Inc.	1,513	99,767
Cactus, Inc. Class A	7,244	221,811
Camden Property Trust	23,705	2,605,417

	Number of Shares	Value
Caterpillar, Inc.	2,363	$547,909
Celanese Corp.	1,250	187,263
CF Industries Holdings, Inc.	6,223	282,400
ChampionX Corp. (a)	11,797	256,349
Chevron Corp.	7,493	785,191
ConocoPhillips	24,366	1,290,667
Copart, Inc. (a)	758	82,326
CoStar Group, Inc. (a)	100	82,189
Crown Holdings, Inc.	2,678	259,873
CubeSmart	41,869	1,583,904
CyrusOne, Inc.	6,108	413,634
Darling Ingredients, Inc. (a)	4,456	327,872
Deere & Co.	1,411	527,912
Devon Energy Corp.	19,711	430,685
Digital Realty Trust, Inc.	5,520	777,437
Dominion Energy, Inc.	2,923	222,031
Douglas Emmett, Inc.	35,829	1,125,031
DTE Energy Co.	1,791	238,454
EastGroup Properties, Inc.	4,899	701,929
Emerson Electric Co.	2,100	189,462
Entegris, Inc.	3,884	434,231
EOG Resources, Inc.	13,188	956,526
EPR Properties	2,592	120,761
Equinix, Inc.	4,748	3,226,693
Equity LifeStyle Properties, Inc.	30,149	1,918,682
Equity Residential	32,920	2,358,060
Essential Properties Realty Trust, Inc.	4,047	92,393
Essex Property Trust, Inc.	7,282	1,979,539
Federal Realty Investment Trust	3,227	327,379
Freeport-McMoRan, Inc. (a)	42,978	1,415,266
Gores Holdings V, Inc. (Acquired 3/15/21, Cost $70,900) (a) (d) (e) (f)	7,090	63,682
Graphic Packaging Holding Co.	12,570	228,271
Halliburton Co.	7,852	168,504
Healthcare Realty Trust, Inc.	25,828	783,105
Healthcare Trust of America, Inc. Class A	19,863	547,822
Hess Corp.	3,800	268,888
Highwoods Properties, Inc.	7,130	306,162
Hilton Worldwide Holdings, Inc.	1,518	183,557
Host Hotels & Resorts, Inc.	12,827	216,135
The Howard Hughes Corp. (a)	2,357	224,221
Hubbell, Inc.	1,376	257,161
Huntsman Corp.	8,640	249,091
IDACORP, Inc.	1,922	192,142
Innovative Industrial Properties, Inc. (b)	149	26,844
International Paper Co.	12,149	656,896
JBG SMITH Properties	12,021	382,148

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kadant, Inc.	1,060	$196,111
Kilroy Realty Corp.	16,704	1,096,284
Knight-Swift Transportation Holdings, Inc.	2,034	97,815
Leidos Holdings, Inc.	863	83,090
Lexington Realty Trust	2,158	23,975
Lindsay Corp.	1,510	251,596
Lockheed Martin Corp.	262	96,809
Magnolia Oil & Gas Corp. Class A (a)	17,142	196,790
Marriott International, Inc. Class A	2,237	331,322
National Retail Properties, Inc.	3,213	141,597
Newmont Corp.	33,816	2,038,090
NextEra Energy, Inc.	3,419	258,511
Northrop Grumman Corp.	298	96,445
Nucor Corp.	10,472	840,587
Old Dominion Freight Line, Inc.	417	100,251
Packaging Corp. of America	6,033	811,318
Pebblebrook Hotel Trust	38,765	941,602
Pioneer Natural Resources Co.	4,707	747,566
PPG Industries, Inc.	3,822	574,294
Prologis, Inc.	35,288	3,740,528
PS Business Parks, Inc.	6,026	931,499
Public Service Enterprise Group, Inc.	2,787	167,805
Public Storage	7,045	1,738,424
Quaker Chemical Corp. (b)	1,345	327,871
Rayonier, Inc.	8,006	258,194
Realty Income Corp.	5,853	371,665
Regency Centers Corp.	22,140	1,255,559
Reliance Steel & Aluminum Co.	6,979	1,062,832
Rexford Industrial Realty, Inc.	16,997	856,649
Rockwell Automation, Inc.	357	94,762
Roper Technologies, Inc.	342	137,942
Royal Gold, Inc.	1,343	144,534
RPM International, Inc.	5,635	517,575
Sanderson Farms, Inc.	1,350	210,303
The Sherwin-Williams Co.	1,198	884,136
Shoals Technologies Group, Inc. Class A (a)	5,142	178,839
Simon Property Group, Inc.	7,195	818,575
SL Green Realty Corp. (b)	10,798	755,752
Southern Copper Corp.	10,801	733,064
Spirit Realty Capital, Inc.	998	42,415
Steel Dynamics, Inc.	6,162	312,783
STORE Capital Corp.	6,445	215,908
Sunstone Hotel Investors, Inc.	64,519	803,907
Terreno Realty Corp.	18,963	1,095,493
The Timken Co.	3,577	290,345
The Toro Co.	2,097	216,285
Union Pacific Corp.	423	93,233

	Number of Shares	Value
Urban Edge Properties	5,046	$83,360
Valmont Industries, Inc.	899	213,665
VEREIT, Inc.	5,870	226,699
Verisk Analytics, Inc.	609	107,604
WEC Energy Group, Inc.	3,000	280,770
Welltower, Inc.	41,604	2,980,095
Westlake Chemical Corp.	4,128	366,525
WestRock Co.	5,781	300,901
Weyerhaeuser Co.	6,512	231,827
WP Carey, Inc.	8,736	618,159
Xcel Energy, Inc.	2,639	175,520
		74,905,255

TOTAL COMMON STOCK (Cost $118,685,205)		144,199,384

PREFERRED STOCK — 0.9%
Brazil — 0.1%
Gerdau SA 1.300%	38,748	208,037
United States — 0.8%
NextEra Energy, Inc. Convertible
5.279%	10,074	498,965
Sempra Energy Convertible
6.750% (b)	2,130	222,926
The Southern Co. Convertible
6.750%	8,484	432,090
		1,153,981

TOTAL PREFERRED STOCK (Cost $1,172,584)		1,362,018

TOTAL EQUITIES (Cost $119,857,789)		145,561,402

MUTUAL FUNDS — 6.6%
United States — 6.6%
iShares Russell 1000 Value ETF	7,705	1,167,693
SPDR Dow Jones REIT ETF (b)	3,325	314,778
SPDR S&P Homebuilders ETF (b)	17,134	1,205,719
SPDR S&P Oil & Gas Exploration & Production ETF (b)	26,940	2,191,299
State Street Navigator Securities Lending Prime Portfolio (g)	4,958,124	4,958,124

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VanEck Vectors Oil Services ETF	1,758	$336,024

TOTAL MUTUAL FUNDS (Cost $9,219,984)		10,173,637

TOTAL PURCHASED OPTIONS (#)— 0.0% (Cost $74,472)		37,600

TOTAL LONG-TERM INVESTMENTS (Cost $129,152,245)		155,772,639

SHORT-TERM INVESTMENTS — 2.1%
Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund	1,831,544	1,831,544

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$1,193,321	1,193,321
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.000% 12/30/21 (i)	190,000	189,924

TOTAL SHORT-TERM INVESTMENTS (Cost $3,214,767)		3,214,789

TOTAL INVESTMENTS — 102.7% (Cost $132,367,012) (j)		158,987,428

Other Assets/(Liabilities) — (2.7)%		(4,144,797)

NET ASSETS — 100.0%		$154,842,631

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $7,896,703 or 5.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,215,104 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $517,631 or 0.33% of net assets.

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $63,682 or 0.04% of net assets.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $63,682 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,193,321. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,217,285.

(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	38.4%
Basic Materials	37.9%
Energy	6.6%
Mutual Funds	6.6%
Industrial	6.4%
Utilities	2.4%
Consumer, Non-cyclical	0.8%
Consumer, Cyclical	0.7%
Technology	0.6%
Communications	0.1%
Diversified	0.1%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

77

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
PowerShares QQQ Trust	Barclays Bank PLC*	4/16/21	347.00	78	USD	2,706,600	$1,529	$16,458	$(14,929)
PowerShares QQQ Trust	Barclays Bank PLC*	4/16/21	347.00	74	USD	2,567,800	1,451	14,920	(13,469)
iShares U.S. Real Estate ETF	Morgan Stanley & Co. LLC*	4/16/21	93.00	40	USD	372,000	2,792	3,360	(568)
iShares U.S. Real Estate ETF	Morgan Stanley & Co. LLC*	4/16/21	93.00	354	USD	3,292,200	24,708	33,817	(9,109)
iShares U.S. Real Estate ETF	Morgan Stanley & Co. LLC*	4/16/21	93.00	102	USD	948,600	7,120	5,917	1,203
							$37,600	$74,472	$(36,872)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/15/21	GBP	1,368,000	USD	1,901,620	$(15,642)
Citibank N.A.*	4/15/21	JPY	247,379,000	USD	2,274,618	(40,148)
HSBC Bank USA*	4/15/21	CAD	2,402,000	USD	1,899,143	12,290
						$(43,500)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSX 60 Index	6/17/21	4	$704,878	$2,435
SPI 200 Index	6/17/21	3	383,863	1,571
Xae Energy Index	6/18/21	13	713,127	(51,817)
				$(47,811)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CAD	Canadian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%
COMMON STOCK — 95.1%
Basic Materials — 4.1%
Chemicals — 1.2%
AgroFresh Solutions, Inc. (a)	75,238	$150,476
American Vanguard Corp.	16,605	338,908
Atotech Ltd. (a)	25,662	519,656
Element Solutions, Inc.	84,045	1,537,183
Hawkins, Inc.	9,997	335,099
Minerals Technologies, Inc.	19,106	1,439,064
Oil-Dri Corp. of America	3,730	128,461
Orion Engineered Carbons SA	34,287	676,140
PPG Industries, Inc.	6,294	945,737
Quaker Chemical Corp. (b)	6,029	1,469,689
RPM International, Inc.	13,000	1,194,051
Westlake Chemical Corp.	24,244	2,152,625
		10,887,089
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	13,915	523,482
Domtar Corp.	9,300	343,635
West Fraser Timber Co. Ltd. (b)	17,387	1,250,863
		2,117,980
Iron & Steel — 0.2%
Carpenter Technology Corp.	22,491	925,505
Reliance Steel & Aluminum Co.	4,005	609,921
		1,535,426
Mining — 2.5%
Alcoa Corp. (a)	36,457	1,184,488
AngloGold Ashanti Ltd. Sponsored ADR	38,193	839,100
Cameco Corp.	209,923	3,486,821
Cia de Minas Buenaventura SA Sponsored ADR (a)	183,628	1,841,789
Constellium SE (a)	113,024	1,661,453
Endeavour Mining Corp.	29,582	596,254
ERO Copper Corp. (a)	71,219	1,225,803
Franco-Nevada Corp.	37,777	4,734,224
Freeport-McMoRan, Inc. (a)	88,516	2,914,832
Fresnillo PLC	147,081	1,752,725
Gold Fields Ltd. Sponsored ADR	102,906	976,578
Kirkland Lake Gold Ltd.	32,000	1,081,600
NAC Kazatomprom JSC	7,456	183,987
NAC Kazatomprom JSC GDR	45,976	1,131,010
Northern Star Resources Ltd.	69,754	509,337
		24,120,001
		38,660,496

	Number of Shares	Value
Communications — 5.0%
Advertising — 0.2%
Advantage Solutions, Inc. (a)	68,606	$810,237
Boston Omaha Corp. Class A (a) (b)	17,241	509,644
National CineMedia, Inc.	37,906	175,126
		1,495,007
Internet — 2.2%
Deliveroo Holdings PLC Lockup Shares (Acquired 5/16/19, Cost $21,731) (a) (c) (d)	10,400	39,152
Deliveroo Holdings PLC Class A (a)	26,663	105,660
DoorDash, Inc., Class A (a)	628	82,350
DoorDash, Inc., Lockup Shares (Acquired 6/17/20, Cost $72,073) (a) (c) (d)	942	117,348
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $80,820) (a) (c) (d) (f)	8,082	73,829
Etsy, Inc. (a)	9,000	1,815,030
Farfetch Ltd. Class A (a)	13,712	727,010
IAC/InterActiveCorp (a)	8,000	1,730,480
Match Group, Inc. (a)	22,000	3,022,360
MYT Netherlands Parent BV (a)	4,143	117,081
Okta, Inc. (a)	15,763	3,474,638
Open Lending Corp. (a)	5,835	206,676
Opendoor Technologies, Inc. (a)	27,177	575,881
Poshmark, Inc. Class A (a)	5,476	222,326
Proofpoint, Inc. (a)	22,794	2,867,257
Q2 Holdings, Inc. (a) (b)	1,991	199,498
RealReal, Inc. (a)	13,700	310,031
Spotify Technology SA (a)	4,000	1,071,800
Squarespace, Inc., Class C (Acquired 3/16/21, Cost $66,573) (a) (c) (d) (e)	973	66,573
Upwork, Inc. (a)	40,341	1,806,066
Vimeo, Inc., Class A (Acquired 1/25/21, Cost $218,087) (a) (c) (d) (e)	6,729	224,327
Zendesk, Inc. (a)	18,494	2,452,674
		21,308,047
Media — 2.1%
Cable One, Inc.	2,820	5,155,975
DISH Network Corp. Class A (a)	34,842	1,261,280
Fox Corp. Class A	40,481	1,461,769
Liberty Broadband Corp. Class C (a)	19,280	2,894,892
Liberty Media Corp-Liberty Formula One Class C (a)	25,000	1,082,250
News Corp. Class A	214,463	5,453,794
Saga Communications, Inc. Class A	5,289	115,565
Scholastic Corp.	51,437	1,548,768

The accompanying notes are an integral part of the financial statements.

79

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ViacomCBS, Inc. Class B	19,899	$897,445
		19,871,738
Telecommunications — 0.5%
Corning, Inc.	50,000	2,175,500
Gores Holdings V Inc. (Acquired 3/15/21, Cost $289,390) (a) (c) (d) (f)	28,939	259,930
Harmonic, Inc. (a)	137,148	1,075,240
HashiCorp, Inc. (Acquired 6/25/20-1/21/21, Cost $46,278) (a) (c) (d) (e)	1,778	46,278
Infinera Corp. (a)	5,300	51,039
Sarana Menara Nusantara Tbk PT	4,818,400	365,731
Telephone & Data Systems, Inc.	35,587	817,078
		4,790,796
		47,465,588
Consumer, Cyclical — 8.7%
Airlines — 0.5%
Alaska Air Group, Inc.	19,000	1,314,990
Southwest Airlines Co.	44,027	2,688,289
Sun Country Airlines Holdings, Inc. (a)	4,966	170,234
		4,173,513
Apparel — 0.7%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	12,730	147,190
Capri Holdings Ltd. (a)	12,000	612,000
FIGS, Inc. (Acquired 10/23/20, Cost $209,337) (a) (c) (d) (e)	2,721	209,337
Hanesbrands, Inc.	44,653	878,325
Ralph Lauren Corp.	19,687	2,424,651
Steven Madden Ltd.	25,840	962,798
VF Corp.	11,000	879,120
		6,113,421
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	16,211	405,761
PACCAR, Inc.	29,464	2,737,795
		3,143,556
Auto Parts & Equipment — 0.6%
Aptiv PLC	17,000	2,344,300
Dorman Products, Inc. (a)	6,331	649,814
Gentherm, Inc. (a)	9,523	705,750
The Goodyear Tire & Rubber Co. (a)	13,968	245,418
Meritor, Inc. (a)	23,008	676,895
Visteon Corp. (a)	5,435	662,798
		5,284,975

	Number of Shares	Value
Distribution & Wholesale — 0.4%
Pool Corp.	1,362	$470,217
Resideo Technologies, Inc. (a)	12,828	362,391
SiteOne Landscape Supply, Inc. (a) (b)	13,235	2,259,744
thredUP, Inc. (a)	11,356	264,936
Univar Solutions, Inc. (a)	31,682	682,430
		4,039,718
Entertainment — 0.6%
Cinemark Holdings, Inc. (b)	17,881	364,951
DraftKings, Inc. Class A (a)	13,000	797,290
Madison Square Garden Sports Corp. (a)	2,778	498,540
Marriott Vacations Worldwide Corp.	5,761	1,003,451
Vail Resorts, Inc.	11,667	3,402,797
		6,067,029
Food Services — 0.1%
Compass Group PLC (a)	57,265	1,154,252
Home Builders — 0.5%
Cavco Industries, Inc. (a)	6,027	1,359,752
Horizon Global Corp. (a)	42,130	435,203
LCI Industries	6,173	816,565
Meritage Home Corp. (a)	11,010	1,012,039
Skyline Champion Corp. (a)	14,617	661,565
TRI Pointe Group, Inc. (a)	12,331	251,059
		4,536,183
Leisure Time — 0.1%
Drive Shack, Inc. (a)	34,510	110,777
Planet Fitness, Inc. Class A (a)	6,683	516,596
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (e)	14,321	69,082
		696,455
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	25,000	3,023,000
Marriott International, Inc. Class A	6,000	888,660
MGM Resorts International	28,000	1,063,720
		4,975,380
Retail — 4.3%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	10,686
Aspen Aerogels, Inc. (a)	5,420	110,243
Beacon Roofing Supply, Inc. (a)	22,753	1,190,437
BJ’s Restaurants, Inc. (a)	28,156	1,635,300
Bloomin’ Brands, Inc.	8,184	221,377
Burlington Stores, Inc. (a)	26,054	7,784,935
Casey’s General Stores, Inc.	14,000	3,026,660
Chipotle Mexican Grill, Inc. (a)	1,450	2,060,189

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chuy’s Holdings, Inc. (a)	17,154	$760,265
Denny’s Corp. (a)	19,637	355,626
Dollar General Corp.	14,000	2,836,680
Dollar Tree, Inc. (a)	21,000	2,403,660
Domino’s Pizza, Inc.	3,800	1,397,602
Fiesta Restaurant Group, Inc. (a)	29,583	372,450
Five Below, Inc. (a)	5,515	1,052,207
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (c) (d) (e)	27,511	8,482
Freshpet, Inc. (a)	2,327	369,551
Hibbett Sports, Inc. (a)	7,025	483,952
Lululemon Athletica, Inc. (a)	1,000	306,710
Lumber Liquidators Holdings, Inc. (a)	28,123	706,450
Nordstrom, Inc.	29,006	1,098,457
O’Reilly Automotive, Inc. (a)	4,400	2,231,900
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	16,626	1,446,462
Papa John’s International, Inc.	20,660	1,831,302
Petco Health & Wellness Co., Inc. (a)	29,468	653,011
Red Robin Gourmet Burgers, Inc. (a)	18,199	725,958
RH (a)	3,802	2,268,273
Ross Stores, Inc.	11,000	1,319,010
Rush Enterprises, Inc. Class A	19,943	993,760
Ruth’s Hospitality Group, Inc.	8,226	204,252
Sportsman’s Warehouse Holdings, Inc. (a)	8,596	148,195
Texas Roadhouse, Inc.	2,666	255,776
Winmark Corp.	3,420	637,591
		40,907,409
Textiles — 0.1%
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (c) (d) (e)	41,514	183,470
Mohawk Industries, Inc. (a)	4,432	852,319
UniFirst Corp.	1,093	244,515
		1,280,304
		82,372,195
Consumer, Non-cyclical — 27.6%
Agriculture — 0.6%
Bunge Ltd.	69,661	5,522,027
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	97,521
		5,619,548
Beverages — 0.9%
The Boston Beer Co., Inc. Class A (a)	5,187	6,256,975
Carlsberg A/S Class B	9,221	1,418,299

	Number of Shares	Value
Coca-Cola Consolidated, Inc.	1,649	$476,198
		8,151,472
Biotechnology — 5.3%
Abcam PLC Sponsored ADR (a) (b)	7,633	146,706
Abcam PLC (a)	42,812	821,423
ACADIA Pharmaceuticals, Inc. (a)	48,962	1,263,220
Acceleron Pharma, Inc. (a)	13,313	1,805,376
ADC Therapeutics SA (a)	4,594	112,139
Akero Therapeutics, Inc. (a) (b)	1,030	29,880
Allogene Therapeutics, Inc. (a)	7,033	248,265
Alnylam Pharmaceuticals, Inc. (a)	12,355	1,744,402
Annexon, Inc. (a)	2,155	59,995
Apellis Pharmaceuticals, Inc. (a)	6,941	297,838
Arcutis Biotherapeutics, Inc. (a)	1,459	42,209
Ardelyx, Inc. (a)	4,480	29,658
Argenx SE ADR (a)	13,329	3,670,673
Ascendis Pharma A/S ADR (a)	12,353	1,592,055
Atea Pharmaceuticals, Inc. (a)	3,463	213,840
Avidity Biosciences, Inc. (a)	3,234	70,533
BeiGene Ltd. (a)	1,383	481,395
Berkeley Lights, Inc. (a)	1,273	63,943
BioMarin Pharmaceutical, Inc. (a)	10,581	798,971
Bluebird Bio, Inc. (a)	1,672	50,411
Blueprint Medicines Corp. (a)	12,182	1,184,456
C4 Therapeutics, Inc. (a)	1,381	51,083
Cara Therapeutics, Inc. (a) (b)	8,169	177,349
Cerevel Therapeutics Holdings, Inc. (a)	8,116	111,433
Certara, Inc. (a)	8,833	241,141
Corteva, Inc.	72,182	3,365,125
CRISPR Therapeutics AG (a) (b)	2,709	330,092
Cullinan Management, Inc. (a)	1,385	57,713
CureVac NV (a)	2,830	258,832
Deciphera Pharmaceuticals, Inc. (a)	1,726	77,394
Denali Therapeutics, Inc. (a)	10,757	614,225
Design Therapeutics, Inc. (a)	1,471	43,983
Dicerna Pharmaceuticals, Inc. (a)	4,206	107,547
Exact Sciences Corp. (a)	33,184	4,372,987
Exelixis, Inc. (a)	40,023	904,120
Fate Therapeutics, Inc. (a)	6,400	527,680
FibroGen, Inc. (a)	5,236	181,742
Generation Bio Co., (a)	18,854	536,585
Global Blood Therapeutics, Inc. (a)	14,211	579,098
Guardant Health, Inc. (a)	1,313	200,429
Homology Medicines, Inc. (a)	7,348	69,145
IGM Biosciences, Inc. (a) (b)	4,787	367,115

The accompanying notes are an integral part of the financial statements.

81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	40,859	$3,320,611
Insmed, Inc. (a)	33,999	1,158,006
Ionis Pharmaceuticals, Inc. (a)	36,954	1,661,452
Iovance Biotherapeutics, Inc. (a)	11,948	378,274
Karuna Therapeutics, Inc. (a) (b)	3,752	451,103
Kodiak Sciences, Inc. (a) (b)	18,275	2,072,202
Kronos Bio, Inc. (a)	2,375	69,516
Kronos Bio, Inc., Lockup Shares (Acquired 8/20/20-10/09/20, Cost $34,410) (a) (c) (d)	2,130	59,228
Kymera Therapeutics, Inc. (a)	1,440	55,958
Legend Biotech Corp. ADR (a)	765	22,200
MeiraGTx Holdings PLC (a)	6,244	90,101
Mersana Therapeutics, Inc. (a)	4,438	71,807
Mirati Therapeutics, Inc. (a)	2,208	378,230
Molecular Templates, Inc. (a)	1,206	15,220
MorphoSys AG (a)	498	43,403
Nkarta, Inc. (a)	1,800	59,220
Nurix Therapeutics, Inc. (a)	7,413	230,470
Olink Holding AB (a)	8,509	306,324
Orchard Therapeutics PLC (a) (b)	10,017	72,723
Prothena Corp. PLC (a)	10,145	254,842
PTC Therapeutics, Inc. (a)	4,430	209,760
Radius Health, Inc. (a)	45,250	943,915
RAPT Therapeutics, Inc. (a) (b)	7,415	164,613
Relay Therapeutics, Inc. (a)	1,422	49,159
Replimune Group, Inc. (a)	7,827	238,802
Rocket Pharmaceuticals, Inc. (a)	8,451	374,971
Sage Therapeutics, Inc. (a)	4,666	349,250
Sana Biotechnology, Inc. (a)	2,266	75,843
Scholar Rock Holding Corp. (a)	14,639	741,612
Seagen, Inc. (a)	18,030	2,503,646
Seer, Inc. (a) (b)	3,024	151,260
Seer, Inc., Class A, Lockup Shares (Acquired 12/08/20, Cost $152,608) (a) (c) (d)	8,032	381,673
Solid Biosciences, Inc. (a)	7,807	43,173
Stoke Therapeutics, Inc. (a)	952	36,976
TG Therapeutics, Inc. (a)	2,570	123,874
Translate Bio, Inc. (a)	3,172	52,306
Turning Point Therapeutics, Inc. (a)	7,184	679,535
Twist Bioscience Corp. (a)	1,244	154,082
Ultragenyx Pharmaceutical, Inc. (a)	25,311	2,881,910
Xencor, Inc. (a)	19,661	846,603
Zai Lab Ltd. ADR (a)	2,009	268,061
Zentalis Pharmaceuticals, Inc. (a)	3,287	142,623
Zymeworks, Inc. (a)	1,361	42,980
		50,129,723

	Number of Shares	Value
Commercial Services — 5.7%
The Aaron’s Co., Inc.	10,964	$281,555
ABM Industries, Inc.	5,297	270,200
ADT, Inc. (b)	56,432	476,286
Altus Group Ltd. (b)	9,925	477,335
American Public Education, Inc. (a)	16,884	601,577
Avalara, Inc. (a)	5,895	786,570
Booz Allen Hamilton Holding Corp.	51,827	4,173,628
Bright Horizons Family Solutions, Inc. (a)	26,104	4,475,531
The Brink’s Co.	8,064	638,911
Cintas Corp.	2,611	891,160
CoStar Group, Inc. (a)	6,531	5,367,764
Cross Country Healthcare, Inc. (a)	18,212	227,468
Dun & Bradstreet Holdings, Inc. (a)	33,000	785,730
Equifax, Inc.	13,000	2,354,690
Euronet Worldwide, Inc. (a)	4,979	688,596
FleetCor Technologies, Inc. (a)	10,300	2,766,889
FTI Consulting, Inc. (a)	2,133	298,855
Green Dot Corp. Class A (a)	13,571	621,416
Huron Consulting Group, Inc. (a)	3,000	151,140
Korn Ferry	10,644	663,866
MarketAxess Holdings, Inc.	5,232	2,605,117
Monro, Inc.	22,909	1,507,412
Multiplan Corp. (a) (b)	104,000	577,200
Paylocity Holding Corp. (a)	20,395	3,667,633
Perdoceo Education Corp. (a)	29,546	353,370
Rentokil Initial PLC (a)	390,951	2,611,312
Repay Holdings Corp. (a)	9,944	233,485
Rollins, Inc.	24,103	829,625
SEACOR Marine Holdings Inc. (a)	38,992	207,827
StoneCo Ltd. Class A (a)	40,085	2,454,004
Strategic Education, Inc.	26,248	2,412,454
Terminix Global Holdings, Inc. (a)	48,000	2,288,160
TransUnion	46,363	4,172,670
Verisk Analytics, Inc.	13,000	2,296,970
WEX, Inc. (a)	4,000	836,880
		54,053,286
Cosmetics & Personal Care — 0.0%
JAND, Inc., Class A (Acquired 3/09/18-11/19/20, Cost $123,990) (a) (c) (d) (e)	7,617	186,850
Food — 2.3%
BellRing Brands, Inc. Class A (a)	7,236	170,842
Cal-Maine Foods, Inc. (a)	14,433	554,516
Campbell Soup Co.	35,519	1,785,540
Flowers Foods, Inc.	207,404	4,936,215
Grocery Outlet Holding Corp. (a)	8,957	330,424
The Kraft Heinz Co.	60,385	2,415,400

The accompanying notes are an integral part of the financial statements.

82

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Kroger Co.	7,774	$279,786
Nomad Foods Ltd. (a)	54,192	1,488,112
Post Holdings, Inc. (a)	15,202	1,607,156
Sanderson Farms, Inc.	4,126	642,748
The Simply Good Foods Co. (a)	17,538	533,506
Sysco Corp.	46,221	3,639,442
TreeHouse Foods, Inc. (a)	39,916	2,085,212
Utz Brands, Inc.	57,670	1,429,639
		21,898,538
Health Care – Products — 6.9%
Adaptive Biotechnologies Corp. (a)	27,710	1,115,605
Alcon, Inc. (a)	21,000	1,473,780
Align Technology, Inc. (a)	2,000	1,083,060
AtriCure, Inc. (a)	8,557	560,655
Atrion Corp.	1,051	674,017
Avanos Medical, Inc. (a)	21,556	942,859
Avantor, Inc. (a)	95,000	2,748,350
Axonics Modulation Technologies, Inc. (a)	2,830	169,489
Baxter International, Inc.	38,287	3,229,125
Bruker Corp.	79,898	5,135,843
The Cooper Cos., Inc.	10,300	3,956,127
Dentsply Sirona, Inc.	71,770	4,579,644
Envista Holdings Corp. (a)	19,834	809,227
Hanger, Inc. (a)	26,462	603,863
Hologic, Inc. (a)	117,608	8,747,683
ICU Medical, Inc. (a)	7,785	1,599,350
IDEXX Laboratories, Inc. (a)	3,537	1,730,689
iRhythm Technologies, Inc. (a)	6,084	844,824
Lantheus Holdings, Inc. (a)	15,467	330,530
Nevro Corp. (a)	14,300	1,994,850
Novocure Ltd. (a)	2,228	294,497
NuVasive, Inc. (a)	5,800	380,248
Patterson Cos., Inc.	137,066	4,379,259
Penumbra, Inc. (a)	1,612	436,175
Pulmonx Corp. (a)	926	42,355
Quanterix Corp. (a)	2,219	129,745
Quidel Corp. (a)	19,506	2,495,403
Repligen Corp. (a)	1,239	240,874
Sartorius Stedim Biotech	1,252	515,618
Shockwave Medical, Inc. (a) (b)	7,159	932,531
Teleflex, Inc.	13,700	5,691,802
Utah Medical Products, Inc.	2,391	207,061
West Pharmaceutical Services, Inc.	12,900	3,634,962
Zimmer Biomet Holdings, Inc.	20,711	3,315,417
		65,025,517
Health Care – Services — 3.1%
Acadia Healthcare Co., Inc. (a)	34,000	1,942,760

	Number of Shares	Value
Accolade, Inc. (a)	3,647	$165,464
Amedisys, Inc. (a)	4,194	1,110,529
Catalent, Inc. (a)	60,713	6,393,686
The Ensign Group, Inc.	10,500	985,320
Eurofins Scientific SE (a)	37,404	3,576,097
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (c) (d) (e)	9,173	60,083
Fresenius Medical Care AG & Co. KGaA	10,917	802,500
Fresenius SE & Co. KGaA	17,406	775,307
Innovage Holding Corp. (a)	4,905	126,500
ModivCare, Inc. (a)	4,264	631,584
Molina Healthcare, Inc. (a)	11,294	2,640,086
Oak Street Health, Inc. (a) (b)	1,197	64,961
Ortho Clinical Diagnostics Holdings PLC Class H (a)	49,258	950,433
The Pennant Group, Inc. (a)	19,358	886,596
PPD, Inc. (a)	20,000	756,800
Select Medical Holdings Corp. (a)	208,839	7,121,410
Surgery Partners, Inc. (a)	6,878	304,420
U.S. Physical Therapy, Inc.	5,198	541,112
		29,835,648
Household Products & Wares — 0.3%
Avery Dennison Corp.	13,000	2,387,450
Reynolds Consumer Products, Inc.	26,000	774,280
		3,161,730
Pharmaceuticals — 2.5%
Agios Pharmaceuticals, Inc. (a)	8,959	462,643
Alector, Inc. (a)	4,575	92,141
Alkermes PLC (a)	128,888	2,407,628
Arvinas, Inc. (a)	5,004	330,764
Cardinal Health, Inc.	96,603	5,868,632
Covetrus, Inc. (a)	76,699	2,298,669
DexCom, Inc. (a)	2,932	1,053,731
Elanco Animal Health, Inc. (a)	56,000	1,649,200
Enanta Pharmaceuticals, Inc. (a)	2,301	113,485
G1 Therapeutics, Inc. (a) (b)	7,131	171,572
Galapagos NV (a)	8,085	627,041
Ideaya Biosciences, Inc. (a)	972	22,842
Intellia Therapeutics, Inc. (a)	5,109	410,023
Longboard Pharmaceuticals, Inc. (a)	1,186	19,356
Longboard Pharmaceuticals, Inc., Lockup Shares (Acquired 10/27/20, Cost $25,160) (a) (c) (d)	3,472	53,830
Morphic Holding, Inc. (a)	1,075	68,026

The accompanying notes are an integral part of the financial statements.

83

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Neurocrine Biosciences, Inc. (a)	14,302	$1,390,870
Option Care Health, Inc. (a)	35,356	627,215
Perrigo Co. PLC	106,741	4,319,808
PRA Health Sciences, Inc. (a)	9,000	1,379,970
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,663	365,201
Sarepta Therapeutics, Inc. (a)	1,371	102,181
TherapeuticsMD, Inc. (a) (b)	117,393	157,307
uniQure NV (a)	2,980	100,396
		24,092,531
		262,154,843
Diversified — 0.3%
Holding Company – Diversified — 0.3%
Altimeter Growth Corp. (a)	14,714	179,805
Aspirational Consumer Lifestyle Corp. (Acquired 3/15/21, Cost $182,350) (a) (c) (d) (f)	18,235	164,279
Bluescape Opportunities Acquisition Corp. (a)	32,969	351,450
CM Life Sciences II Inc. (Acquired 3/29/21, Cost $63,630) (a) (c) (d) (e) (f)	6,363	72,061
CM Life Sciences II, Inc. (a)	3,300	42,240
CM Life Sciences, Inc. (a)	9,400	154,442
dMY Technology Group, Inc. II Class A (a) (b)	9,717	142,937
Dragoneer Growth Opportunities Corp. (a)	6,000	60,900
FS Development Corp. II (a)	3,320	33,067
FTAC Olympus Acquistion Corp. (Acquired 3/15/21, Cost $89,190) (a) (c) (d) (f)	8,919	84,846
FTAC Olympus Acquisition Corp. (a) (b)	7,858	83,059
KKR Acquisition Holdings I Corp. (a)	24,852	248,769
On Holding AG (Acquired 2/25/20, Cost $109,230) (a) (c) (d) (e)	12	126,330
Pershing Square Tontine Holdings Ltd. Class A (a)	19,000	456,190
Professional Holding Corp. Class A (a)	13,783	253,194
Revolution Healthcare Acquisition Corp. (a)	9,885	99,344
		2,552,913
Energy — 4.1%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (a)	51,023	1,521,506
NextEra Energy Partners LP	14,805	1,078,988

	Number of Shares	Value
REX American Resources Corp. (a)	4,550	$382,974
Shoals Technologies Group, Inc. Class A (a)	41,707	1,450,569
		4,434,037
Oil & Gas — 2.6%
Advantage Oil & Gas Ltd. (a)	171,870	324,128
Canadian Natural Resources Ltd. (b)	102,700	3,170,349
Chesapeake Energy Corp. (a)	15,623	677,882
Devon Energy Corp.	61,983	1,354,329
Diamondback Energy, Inc.	12,728	935,381
EQT Corp.	339,283	6,303,878
Equinor ASA	58,558	1,143,547
Hess Corp.	28,959	2,049,139
Imperial Oil Ltd.	230,287	5,568,340
Kimbell Royalty Partners LP	22,153	224,631
Magnolia Oil & Gas Corp. Class A (a) (b)	109,311	1,254,890
Matador Resources Co.	29,264	686,241
Seven Generations Energy Ltd. Class A (a)	102,931	696,199
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	61,218
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	50,088
		24,500,240
Oil & Gas Services — 0.9%
ChampionX Corp. (a)	41,408	899,796
Dril-Quip, Inc. (a)	10,424	346,390
Enerflex Ltd.	48,633	313,849
Frank’s International NV (a)	432,799	1,536,436
Halliburton Co.	33,619	721,464
Liberty Oilfield Services, Inc. Class A	84,525	954,287
NexTier Oilfield Solutions, Inc. (a)	154,707	575,510
NOV, Inc.	78,791	1,081,012
Ranger Energy Services, Inc. (a)	12,951	70,971
TechnipFMC PLC	256,378	1,979,238
TETRA Technologies, Inc. (a)	47,184	113,242
		8,592,195
Pipelines — 0.2%
Equitrans Midstream Corp.	207,599	1,694,008
		39,220,480
Financial — 17.2%
Banks — 6.5%
American Business Bank (a)	4,618	184,720
Atlantic Capital Bancshares, Inc. (a)	15,894	383,045
BankUnited, Inc.	66,561	2,925,356

The accompanying notes are an integral part of the financial statements.

84

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Burke & Herbert Bank & Trust Co.	98	$191,100
Columbia Banking System, Inc.	31,717	1,366,686
CrossFirst Bankshares, Inc. (a)	32,424	447,127
Dime Community Bancshares, Inc.	17,614	530,886
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	64,428
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	31,644
East West Bancorp, Inc.	21,108	1,557,770
Eastern Bankshares, Inc.	21,495	414,639
Equity Bancshares, Inc. Class A (a)	9,959	272,877
Farmers & Merchants Bank of Long Beach/Long Beach CA	33	255,090
FB Financial Corp.	33,335	1,482,074
Fifth Third Bancorp	131,700	4,932,165
The First Bancshares, Inc.	20,613	754,642
First Hawaiian, Inc.	3,239	88,651
Glacier Bancorp, Inc.	14,094	804,486
HarborOne Bancorp, Inc.	45,156	608,251
Heritage Commerce Corp.	44,657	545,709
Heritage Financial Corp.	24,449	690,440
Home BancShares, Inc.	98,548	2,665,723
Howard Bancorp, Inc. (a)	16,859	277,162
Independent Bank Corp.	5,429	457,068
Independent Bank Group, Inc.	10,182	735,548
John Marshall Bancorp, Inc. (a)	12,810	220,332
Kearny Financial Corp.	47,664	575,781
Live Oak Bancshares, Inc.	40,332	2,762,339
National Bank Holdings Corp. Class A	22,410	889,229
Northern Trust Corp.	33,023	3,471,048
Origin Bancorp, Inc.	22,955	973,522
PCSB Financial Corp.	13,101	217,608
Pinnacle Financial Partners, Inc.	34,259	3,037,403
Ponce de Leon Federal Bank (a)	13,022	144,674
Popular, Inc.	42,823	3,011,313
Preferred Bank	10,371	660,425
Prosperity Bancshares, Inc.	16,967	1,270,659
Provident Bancorp, Inc.	15,462	222,653
Sandy Spring Bancorp, Inc.	18,308	795,116
Seacoast Banking Corp. of Florida (a)	22,792	825,982
Signature Bank	5,944	1,343,938
South State Corp.	24,000	1,884,240
Southern First Bancshares, Inc. (a)	4,481	210,069
State Street Corp.	59,225	4,975,492
Sterling Bancorp, Inc.	16,132	91,307
SVB Financial Group (a)	1,055	520,811
Texas Capital Bancshares, Inc. (a)	10,273	728,561
Towne Bank	32,635	992,104

	Number of Shares	Value
Walker & Dunlop, Inc.	3,960	$406,850
Webster Financial Corp.	49,164	2,709,428
Westamerica Bancorp.	37,140	2,331,649
Western Alliance Bancorp	42,013	3,967,708
		61,907,528
Diversified Financial Services — 2.1%
Afterpay Ltd. (a)	858	67,261
Air Lease Corp.	13,817	677,033
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (c) (d) (e)	5,500	87,167
Assetmark Financial Holdings, Inc. (a)	3,638	84,911
Cboe Global Markets, Inc.	33,369	3,293,187
Columbia Financial, Inc. (a)	11,780	205,914
Encore Capital Group, Inc. (a)	12,276	493,864
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	56,705
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	27,543	1,545,162
Houlihan Lokey, Inc.	11,393	757,748
I3 Verticals, Inc. Class A (a)	14,047	437,213
Lazard Ltd. Class A	55,442	2,412,281
OTC Markets Group, Inc. Class A (b)	5,780	229,755
PennyMac Financial Services, Inc.	34,632	2,315,842
PRA Group, Inc. (a)	19,226	712,708
PROG Holdings, Inc.	35,186	1,523,202
Raymond James Financial, Inc.	6,000	735,360
SLM Corp.	25,597	459,978
Social Finance, Inc. (Acquired 12/30/20, Cost $467,145) (a) (c) (d) (e)	25,347	719,630
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (c) (d) (e)	487	16,427
Tradeweb Markets, Inc. Class A	28,000	2,072,000
Virtus Investment Partners, Inc.	3,604	848,742
		19,752,090
Holding Company – Diversified — 0.0%
NerdWallet, Inc., Class A (Acquired 3/18/20, Cost $120,540) (a) (c) (d) (e)	17,220	120,540
Insurance — 3.1%
Assurant, Inc.	18,669	2,646,704
Axis Capital Holdings Ltd.	39,768	1,971,300
Brighthouse Financial, Inc. (a)	49,685	2,198,561
Brown & Brown, Inc.	56,312	2,574,022
BRP Group, Inc. Class A (a)	24,730	673,892
CNA Financial Corp.	58,656	2,617,817
Employers Holdings, Inc.	3,396	146,232

The accompanying notes are an integral part of the financial statements.

85

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essent Group Ltd.	14,592	$692,974
GoHealth, Inc. Class A (a)	21,000	245,490
The Hanover Insurance Group, Inc.	5,561	719,927
James River Group Holdings Ltd.	11,027	503,052
Kemper Corp.	32,104	2,559,331
Loews Corp.	90,658	4,648,942
Marsh & McLennan Cos., Inc.	12,865	1,566,957
Palomar Holdings, Inc. (a)	6,164	413,235
ProAssurance Corp.	23,424	626,826
Radian Group, Inc.	45,225	1,051,481
RenaissanceRe Holdings Ltd.	6,715	1,076,079
Safety Insurance Group, Inc.	5,066	426,810
Selective Insurance Group, Inc.	15,900	1,153,386
Selectquote, Inc. (a)	19,662	580,226
State Auto Financial Corp.	29,592	583,258
		29,676,502
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	24,032	2,485,549
StepStone Group, Inc. Class A	32,854	1,158,760
		3,644,309
Private Equity — 0.2%
KKR & Co., Inc.	46,000	2,247,100
Safeguard Scientifics, Inc. (a)	5,811	39,631
		2,286,731
Real Estate — 0.7%
FirstService Corp.	26,524	3,930,591
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (c) (e)	13,062	219,180
McGrath RentCorp	8,749	705,607
The St. Joe Co.	35,374	1,517,545
		6,372,923
Real Estate Investment Trusts (REITS) — 3.5%
American Campus Communities, Inc.	25,910	1,118,535
Apartment Income REIT Corp.	26,646	1,139,383
Apartment Investment and Management Co. Class A	210,616	1,293,182
Blackstone Mortgage Trust, Inc. Class A (b)	7,177	222,487
Capstead Mortgage Corp.	46,742	291,203
Cedar Realty Trust, Inc.	24,042	358,226
Community Healthcare Trust, Inc.	5,224	240,931
CubeSmart	26,599	1,006,240
EastGroup Properties, Inc.	14,540	2,083,291
Equity Commonwealth	62,870	1,747,786
Equity Residential	23,265	1,666,472

	Number of Shares	Value
Essential Properties Realty Trust, Inc.	15,862	$362,129
First Industrial Realty Trust, Inc.	8,172	374,196
Flagship Communities	3,671	55,799
Healthcare Realty Trust, Inc.	27,627	837,651
JBG SMITH Properties	51,453	1,635,691
Pebblebrook Hotel Trust	23,430	569,115
PennyMac Mortgage Investment Trust	32,932	645,467
PotlatchDeltic Corp.	15,313	810,364
PS Business Parks, Inc.	12,398	1,916,483
Rayonier, Inc.	119,968	3,868,968
Regency Centers Corp.	39,240	2,225,300
Rexford Industrial Realty, Inc.	15,241	768,146
Safehold, Inc.	5,301	371,600
Saul Centers, Inc.	14,617	586,288
Sunstone Hotel Investors, Inc.	53,518	666,834
Terreno Realty Corp.	21,689	1,252,974
Washington Real Estate Investment Trust	3,706	81,903
Weyerhaeuser Co.	130,557	4,647,829
		32,844,473
Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	140,380	1,859,333
FS Bancorp, Inc.	3,663	246,154
Investors Bancorp, Inc.	31,022	455,713
Meridian Bancorp, Inc.	50,565	931,407
Pacific Premier Bancorp, Inc.	34,628	1,504,241
WSFS Financial Corp.	27,928	1,390,535
		6,387,383
		162,992,479
Industrial — 13.2%
Aerospace & Defense — 0.6%
Kratos Defense & Security Solutions, Inc. (a)	25,551	697,031
Rolls-Royce Holdings PLC (a)	156,523	227,357
Teledyne Technologies, Inc. (a)	8,040	3,325,746
Triumph Group, Inc.	58,750	1,079,825
		5,329,959
Building Materials — 1.4%
Armstrong World Industries, Inc.	20,144	1,814,773
Gibraltar Industries, Inc. (a)	12,811	1,172,335
JELD-WEN Holding, Inc. (a)	20,892	578,499
Lennox International, Inc.	3,641	1,134,499
Martin Marietta Materials, Inc.	2,500	839,550
PGT Innovations, Inc. (a)	17,960	453,490
SPX Corp. (a)	21,055	1,226,875
Stella-Jones, Inc.	7,450	302,221
Summit Materials, Inc. Class A (a)	82,844	2,321,289
Trex Co., Inc. (a)	6,886	630,344

The accompanying notes are an integral part of the financial statements.

86

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UFP Industries, Inc.	15,468	$1,173,093
Vulcan Materials Co.	9,996	1,686,825
		13,333,793
Commercial Services — 0.0%
ZenPayroll, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (e)	15,332	204,106
Electrical Components & Equipment — 0.6%
Belden, Inc.	31,653	1,404,443
Insteel Industries, Inc.	11,721	361,476
Littelfuse, Inc.	8,375	2,214,685
Novanta, Inc. (a)	9,712	1,280,916
		5,261,520
Electronics — 1.9%
Agilent Technologies, Inc.	37,000	4,704,180
Amphenol Corp. Class A	16,000	1,055,520
Brady Corp. Class A	15,040	803,888
Fortive Corp.	30,000	2,119,200
Keysight Technologies, Inc. (a)	20,000	2,868,000
Knowles Corp. (a)	22,307	466,662
Mesa Laboratories, Inc.	1,630	396,905
National Instruments Corp.	111,312	4,807,009
Stoneridge, Inc. (a)	10,757	342,180
		17,563,544
Engineering & Construction — 0.0%
908 Devices, Inc. (a)	711	34,483
Aegion Corp. (a)	15,205	437,144
		471,627
Environmental Controls — 0.7%
Heritage-Crystal Clean, Inc. (a)	11,646	315,956
Stericycle, Inc. (a)	13,213	892,009
Tetra Tech, Inc.	4,947	671,407
Waste Connections, Inc.	47,245	5,101,515
		6,980,887
Hand & Machine Tools — 0.2%
MSA Safety, Inc.	7,143	1,071,593
Regal Beloit Corp.	2,791	398,220
		1,469,813
Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	31,516	2,078,165
Vertiv Holdings Co.	22,033	440,660
		2,518,825
Machinery – Diversified — 2.5%
AGCO Corp.	17,820	2,559,843
Alamo Group, Inc.	2,675	417,701
Cactus, Inc. Class A	26,594	814,308
Chart Industries, Inc. (a)	10,705	1,523,857

	Number of Shares	Value
CIRCOR International, Inc. (a)	12,698	$442,144
CNH Industrial NV (a)	85,420	1,326,719
Cognex Corp.	8,000	663,920
Colfax Corp. (a)	56,000	2,453,360
CSW Industrials, Inc.	5,990	808,650
Graco, Inc.	12,013	860,371
Hydrofarm Holdings Group, Inc. (a)	765	46,145
IDEX Corp.	15,000	3,139,800
Ingersoll Rand, Inc. (a)	114,451	5,632,134
Marel HF	27,870	189,454
Mueller Water Products, Inc. Class A	37,723	523,973
Thermon Group Holdings, Inc. (a)	27,233	530,771
The Toro Co.	20,057	2,068,679
		24,001,829
Metal Fabricate & Hardware — 0.5%
AZZ, Inc.	16,607	836,163
Helios Technologies, Inc.	20,412	1,487,422
RBC Bearings, Inc. (a)	1,194	234,943
Rexnord Corp.	24,047	1,132,373
Strattec Security Corp.	4,599	215,693
The Timken Co.	7,247	588,239
Valmont Industries, Inc.	2,753	654,306
		5,149,139
Miscellaneous - Manufacturing — 1.6%
Enerpac Tool Group Corp.	54,964	1,435,660
ESCO Technologies, Inc.	17,153	1,867,790
Federal Signal Corp.	9,200	352,360
Haynes International, Inc.	9,808	291,004
Hillenbrand, Inc.	5,668	270,420
John Bean Technologies Corp.	9,831	1,310,866
Myers Industries, Inc.	22,974	453,966
Textron, Inc.	164,479	9,223,982
		15,206,048
Packaging & Containers — 0.8%
Ball Corp.	61,000	5,169,140
Packaging Corp. of America	6,000	806,880
Sealed Air Corp.	36,000	1,649,520
		7,625,540
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	29,105	2,777,490
International Seaways, Inc.	16,570	321,127
J.B. Hunt Transport Services, Inc.	32,479	5,458,745
Knight-Swift Transportation Holdings, Inc.	12,440	598,240
Landstar System, Inc.	8,662	1,429,750
Matson, Inc.	20,483	1,366,216
Old Dominion Freight Line, Inc.	16,306	3,920,125
Ryder System, Inc.	15,504	1,172,877

The accompanying notes are an integral part of the financial statements.

87

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Saia, Inc. (a)	2,765	$637,554
SEACOR Holdings, Inc. (a)	24,599	1,002,409
Tidewater, Inc. (a)	75,143	941,542
US Xpress Enterprises, Inc. Class A (a)	15,889	186,696
		19,812,771
		124,929,401
Technology — 11.8%
Computers — 0.6%
Cognizant Technology Solutions Corp. Class A	15,777	1,232,499
Crowdstrike Holdings, Inc. Class A (a) (b)	6,000	1,095,060
Endava PLC Sponsored ADR (a)	7,650	647,878
Fortinet, Inc. (a)	8,500	1,567,570
Leidos Holdings, Inc.	6,000	577,680
Parsons Corp. (a)	17,622	712,634
		5,833,321
Semiconductors — 3.2%
Applied Materials, Inc.	25,154	3,360,574
CTS Corp.	20,760	644,806
Entegris, Inc.	58,783	6,571,939
KLA Corp.	8,000	2,643,200
Lattice Semiconductor Corp. (a)	54,892	2,471,238
MACOM Technology Solutions Holdings, Inc. (a)	191	11,082
Marvell Technology Group Ltd.	70,000	3,428,600
Maxim Integrated Products, Inc.	15,000	1,370,550
MaxLinear, Inc. (a)	15,244	519,516
Microchip Technology, Inc.	37,500	5,820,750
Onto Innovation, Inc. (a)	5,050	331,835
Semtech Corp. (a)	8,558	590,502
Skyworks Solutions, Inc.	12,500	2,293,500
		30,058,092
Software — 8.0%
Alignment Healthcare, Inc. (a)	5,591	122,611
Alignment Healthcare, Inc., Lockup Shares (Acquired 2/28/20, Cost $199,497) (a) (c) (d)	24,719	514,983
Atlassian Corp. PLC Class A (a)	20,271	4,272,316
Bentley Systems, Inc. Class B	4,000	187,720
Bill.com Holdings, Inc. (a)	10,884	1,583,622
Black Knight, Inc. (a)	35,662	2,638,631
Broadridge Financial Solutions, Inc.	7,000	1,071,700
Ceridian HCM Holding, Inc. (a)	69,931	5,893,085
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	5,148	126,075

	Number of Shares	Value
Citrix Systems, Inc.	10,000	$1,403,600
Clarivate PLC (a)	229,994	6,069,542
Computer Modelling Group Ltd.	18,514	84,710
Coupa Software, Inc. (a)	15,837	4,030,200
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (c) (d) (e)	515	81,911
Datadog, Inc. Class A (a)	26,554	2,213,010
The Descartes Systems Group, Inc. (a) (b)	42,341	2,578,990
DocuSign, Inc. (a)	20,400	4,129,980
Duck Creek Technologies, Inc. (a)	20,229	913,137
Five9, Inc. (a)	26,384	4,124,611
HubSpot, Inc. (a)	6,859	3,115,426
Jack Henry & Associates, Inc.	3,000	455,160
Manhattan Associates, Inc. (a)	3,100	363,878
Megaport Ltd. (a) (b)	44,919	381,316
MSCI, Inc.	7,778	3,261,160
nCino, Inc. (a)	36,461	2,432,678
Olo, Inc. Class A (a)	9,282	244,952
Outset Medical, Inc. (a)	4,926	267,925
PagerDuty, Inc. (a) (b)	16,129	648,870
Paycom Software, Inc. (a)	1,832	677,950
PDF Solutions, Inc. (a)	11,930	212,115
Phreesia, Inc. (a)	14,163	737,892
Playtika Holding Corp. (a)	13,290	361,621
Procore Technologies, Inc. (Acquired 7/15/20-12/09/20, Cost $136,304) (a) (c) (d) (e)	2,427	152,901
PTC, Inc. (a)	5,000	688,250
Roper Technologies, Inc.	12,414	5,007,063
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	50,120
Splunk, Inc. (a)	11,000	1,490,280
SS&C Technologies Holdings, Inc.	17,605	1,230,061
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (e)	2,657	30,277
Toast Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	126,158
Twilio, Inc., Class A (a)	3,655	1,245,478
Veeva Systems, Inc., Class A (a)	23,414	6,116,673
Workiva, Inc. (a)	6,261	552,596
Xero Ltd. (a)	18,789	1,823,142
Zynga, Inc. Class A (a)	224,925	2,296,484
		76,010,860
		111,902,273

The accompanying notes are an integral part of the financial statements.

88

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.1%
Electric — 2.1%
Ameren Corp.	11,000	$894,960
Ameresco, Inc. Class A (a)	4,737	230,360
CenterPoint Energy, Inc.	85,870	1,944,956
Consolidated Edison, Inc.	15,773	1,179,820
Eversource Energy	7,000	606,130
FirstEnergy Corp.	138,875	4,817,574
IDACORP, Inc.	13,883	1,387,884
MGE Energy, Inc.	12,875	919,146
NorthWestern Corp.	7,582	494,346
PG&E Corp. (a)	369,131	4,322,524
PNM Resources, Inc.	8,420	413,001
Portland General Electric Co.	1,989	94,418
Sempra Energy	15,000	1,988,700
Vistra Corp.	56,184	993,333
		20,287,152
Gas — 0.7%
Chesapeake Utilities Corp.	16,247	1,885,952
National Fuel Gas Co.	33,707	1,685,013
ONE Gas, Inc.	26,784	2,059,958
RGC Resources, Inc.	5,618	124,607
Southwest Gas Holdings, Inc.	17,561	1,206,616
		6,962,146
Water — 0.3%
California Water Service Group	15,294	861,664
Middlesex Water Co.	9,526	752,744
SJW Group	11,924	751,093
		2,365,501
		29,614,799

TOTAL COMMON STOCK (Cost $675,380,977)		901,865,467

PREFERRED STOCK — 1.8%
Communications — 0.1%
Internet — 0.1%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (e)	5,266	45,288
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	29,842
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	53,824

	Number of Shares	Value
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (c) (d) (e)	17,323	$262,495
		391,449
Consumer, Cyclical — 0.5%
Apparel — 0.0%
Allbirds, Inc., Series A, (Acquired 10/10/18, Cost $44,527) (a) (c) (d) (e)	4,060	46,943
Allbirds, Inc., Series B, (Acquired 10/10/18, Cost $7,787) (a) (c) (d) (e)	710	8,209
Allbirds, Inc., Series C, (Acquired 10/09/18, Cost $74,796) (a) (c) (d) (e)	6,820	78,856
Allbirds, Inc., Series E, (Acquired 9/22/20, Cost $87,955) (a) (c) (d) (e)	7,607	87,955
Allbirds, Inc., Series Seed, (Acquired 10/10/18, Cost $23,963) (a) (c) (d) (e)	2,185	25,264
		247,227
Auto Manufacturers — 0.4%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $32,156) (a) (c) (d) (e)	3,480	68,406
Nuro, Inc., Series C , (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (c) (d) (e)	21,621	282,254
Rivian Automotive, Inc., Series D, (Acquired 12/23/19, Cost $466,859) (a) (c) (d) (e)	43,453	1,601,243
Rivian Automotive, Inc., Series E, (Acquired 7/10/20, Cost $194,539) (a) (c) (d) (e)	26,293	968,897
Rivian Automotive, Inc., Series F, (Acquired 1/19/21, Cost $368,389) (a) (c) (d) (e)	9,997	368,389
		3,289,189
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (e)	14,321	69,082
Retail — 0.1%
1stdibs.com, Inc., Series D, (Acquired 2/07/19, Cost $143,936) (a) (c) (d) (e)	28,724	238,696
A Place for Rover, Inc., Series G, (Acquired 5/11/18, Cost $106,965) (a) (c) (d) (e)	14,208	138,532
JAND, Inc., Series AA , (Acquired 11/19/20, Cost $24,584) (a) (c) (d) (e)	998	24,482

The accompanying notes are an integral part of the financial statements.

89

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JAND, Inc., Series B, (Acquired 11/19/20, Cost $25) (a) (c) (d) (e)	1	$25
JAND, Inc., Series E, (Acquired 3/09/18, Cost $138,341) (a) (c) (d) (e)	8,802	215,918
JAND, Inc., Series F, (Acquired 4/03/20, Cost $279,901) (a) (c) (d) (e)	14,359	352,235
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (c) (d) (e)	4,025	9,217
Rent the Runway, Inc., Series F, (Acquired 3/21/19, Cost $67,441) (a) (c) (d) (e)	3,017	44,473
Rent the Runway, Inc., Series G, (Acquired 4/30/20, Cost $40,744) (a) (c) (d) (e)	2,764	40,744
		1,064,322
		4,669,820
Consumer, Non-cyclical — 0.5%
Agriculture — 0.1%
Bunge Ltd.
4.875% (a)	5,529	639,866
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	270,998
Farmer’s Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329) (a) (c) (d) (e)	5,211	172,258
		1,083,122
Biotechnology — 0.1%
Day One Biopharmaceuticals Holding Company, LLC., Series B, (Acquired 2/02/21, Cost $20,478) (a) (c) (d) (e)	653	20,478
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (c) (d) (e)	4,946	25,262
Ginkgo Bioworks, Inc., Series E, (Acquired 7/30/19-9/09/19, Cost $88,178) (a) (c) (d) (e)	594	89,213
Imago Biosciences, Inc., Series C, (Acquired 11/12/20, Cost $31,278) (a) (c) (d) (e)	25,897	31,278
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812) (a) (c) (d) (e)	16,853	148,812
Insistro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (c) (d) (e)	5,530	101,150

	Number of Shares	Value
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	$31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349) (a) (c) (d) (e)	143,083	145,349
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (c) (d) (e)	19,306	263,720
Tenaya Therapeutics, Inc., Series C, (Acquired 12/17/20, Cost $31,389) (a) (c) (d) (e)	15,149	31,389
		888,006
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (c) (d) (e)	93,556	225,290
ZenPayroll, Inc., Series B, (Acquired 8/18/20, Cost $20,633) (a) (c) (d) (e)	3,644	48,510
ZenPayroll, Inc., Series B-2, (Acquired 8/18/20, Cost $11,553) (a) (c) (d) (e)	6,804	90,578
ZenPayroll, Inc., Series C, (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	147,448
ZenPayroll, Inc., Series D, (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	187,638
		699,464
Food — 0.2%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884) (a) (c) (d) (e)	18,159	683,323
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596) (a) (c) (d) (e)	13,622	512,596
SweetGreen, Inc., Series G, (Acquired 2/27/18, Cost $35,793) (a) (c) (d) (e)	3,977	60,371
SweetGreen, Inc., Series I, (Acquired 9/13/19, Cost $67,408) (a) (c) (d) (e)	3,942	59,840
		1,316,130
Health Care – Products — 0.0%
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (c) (d) (e)	2,275	127,338
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (c) (d) (e)	1,741	99,391

The accompanying notes are an integral part of the financial statements.

90

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (c) (d) (e)	689	$39,660
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (c) (d) (e)	500	28,920
Tempus Labs, Inc., Series G-2 (Acquired 11/19/20, Cost $26,075) (a) (c) (d) (e)	455	26,075
		321,384
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520) (a) (c) (d) (e)	45,403	125,312
Gyroscope Therapeutics, Inc., Series C-1, (Acquired 3/30/21, Cost $45,899) (a) (c) (d) (e)	19,956	45,899
		171,211
Pharmaceuticals — 0.0%
HashiCorp, Inc., Series E, (Acquired 3/13/20-1/21/21, Cost $60,038) (a) (c) (d) (e)	2,076	60,038
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (c) (d) (e)	7,466	108,854
		168,892
		4,648,209
Financial — 0.1%
Diversified Financial Services — 0.1%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490) (a) (c) (d) (e)	1,155	43,490
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632) (a) (c) (d) (e)	2,655	99,970
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (c) (d) (e)	17,990	209,584
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (c) (d) (e)	30,861	359,531
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (c) (d) (e)	5,060	189,637
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (c) (d) (e)	4,667	174,908
		1,077,120
Insurance — 0.0%
Bright Health, Inc., Series E, (Acquired 9/16/20, Cost $150,478) (a) (c) (d) (e)	7,370	150,478

	Number of Shares	Value
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (c) (d) (e)	755	$9,665
		160,143
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $58,500) (a) (c) (d) (e)	468	58,500
		1,295,763
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (c) (d) (e)	7,305	328,985
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (c) (d) (e)	12,248	505,509
Electronics — 0.1%
Sartorius AG 0.290%	2,130	1,062,101
Machinery – Diversified — 0.0%
Xometry, Inc., Series A-2 (Acquired 7/20/20, Cost $9,969) (a) (c) (d) (e)	3,497	33,701
Xometry, Inc., Series B (Acquired 7/20/20, Cost $4,817) (a) (c) (d) (e)	1,200	11,564
Xometry, Inc., Series C (Acquired 7/20/20, Cost $3,151) (a) (c) (d) (e)	1,247	12,017
Xometry, Inc., Series D (Acquired 7/20/20, Cost $2,132) (a) (c) (d) (e)	968	9,329
Xometry, Inc., Series E (Acquired 7/20/20, Cost $39,981) (a) (c) (d) (e)	7,000	95,354
Xometry, Inc., Series Seed-1 (Acquired 9/04/20, Cost $15,928) (a) (c) (d) (e)	6,353	50,824
Xometry, Inc., Series Seed-2 (Acquired 9/04/20, Cost $7,008) (a) (c) (d) (e)	2,795	22,360
		235,149
		2,131,744
Technology — 0.4%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (e)	6,566	14,642

The accompanying notes are an integral part of the financial statements.

91

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 0.2%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (a) (c) (d) (e)	1,767	$124,414
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (e)	197	25,309
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (e)	12,463	1,601,122
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (e)	1,477	189,750
Toast, Inc., Series F (Acquired 2/14/20, Cost $85,991) (a) (c) (d) (e)	1,892	243,065
		2,183,660
Software — 0.2%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	7,811	191,291
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	10,209	250,018
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	2,443	388,559
Databricks, Inc., Series G (Acquired 2/01/21, Cost $128,414) (a) (c) (d) (e)	724	115,152
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (e)	11,083	134,849
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (e)	11,678	16,853
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (c) (d) (e)	27,130	36,276
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (c) (d) (e)	5,185	6,933
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $7,740) (a) (c) (d) (e)	616	38,808
Seismic Software, Inc., Series E (Acquired 12/13/18-3/24/21, Cost $117,981) (a) (c) (d) (e)	18,715	164,511
Seismic Software, Inc., Series F (Acquired 9/25/20-3/24/21, Cost $18,592) (a) (c) (d) (e)	2,115	18,592
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	1,073

	Number of Shares	Value
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	$509,142
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (e)	220	23,611
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (c) (d) (e)	239	25,650
		1,921,318
		4,119,620

TOTAL PREFERRED STOCK (Cost $11,236,376)		17,256,605

TOTAL EQUITIES (Cost $686,617,353)		919,122,072
	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Oil & Gas Services — 0.1%
Weatherford International Ltd.
11.000% 12/01/24 (g)	$599,000	575,040

TOTAL CORPORATE DEBT (Cost $420,297)		575,040

TOTAL BONDS & NOTES (Cost $420,297)		575,040
	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. (a) (d) (e)	25,104	—

TOTAL RIGHTS (Cost $0)		—

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	7,777	24,964
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (a)	2,666	21,728

The accompanying notes are an integral part of the financial statements.

92

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank, Expires 5/01/24 (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	$3,176
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc., Expires 10/12/28 (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	3,666
		6,842

TOTAL WARRANTS (Cost $25,598)		53,534

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (h)	1,838,225	1,838,225

TOTAL MUTUAL FUNDS (Cost $1,838,225)		1,838,225

TOTAL LONG-TERM INVESTMENTS (Cost $688,901,473)		921,588,871

SHORT-TERM INVESTMENTS — 3.0%
Mutual Fund — 2.9%
T. Rowe Price Government Reserve Investment Fund	28,208,212	28,208,212

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (i)	$1,029,031	1,029,031

TOTAL SHORT-TERM INVESTMENTS (Cost $29,237,243)		29,237,243

TOTAL INVESTMENTS — 100.2% (Cost $718,138,716) (j)		950,826,114

Other Assets/(Liabilities) — (0.2)%		(2,324,334)

NET ASSETS — 100.0%		$948,501,780

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $13,363,559 or 1.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $11,915,843 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $21,017,423 or 2.22% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $20,798,243 or 2.19% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $575,040 or 0.06% of net assets.

(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $1,029,031. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,049,618.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

93

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.0%
Collateralized Mortgage Obligations — 2.1%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + .400% 0.511% FRN 9/20/46	$291,152	$292,610
Series 2019-78, Class FB, 1 mo. USD LIBOR + .400% 0.511% FRN 6/20/49	176,551	177,368
Series 2019-112, Class GF, 1 mo. USD LIBOR + .430% 0.541% FRN 9/20/49	187,863	188,797
Series 2019-103, Class CF, 1 mo. USD LIBOR + .450% 0.561% FRN 8/20/49	310,765	313,051
Series 2019-111, Class FB, 1 mo. USD LIBOR + .450% 0.561% FRN 9/20/49	125,578	126,588
Series 2019-125, Class DF, 1 mo. USD LIBOR + .450% 0.561% FRN 10/20/49	240,383	242,245
Series 2020-7, Class KE, 2.500% 1/20/50	467,067	485,182
		1,825,841
Pass-Through Securities — 5.9%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	252,284	267,418
Pool #MA6255 3.000% 12/20/34	276,155	293,239
Pool #MA6381 3.000% 1/20/35	154,904	164,632
Pool #MA6630 3.000% 5/20/35	63,164	67,131
Pool #MA6209 3.000% 10/20/49 (a)	55,316	56,424
Pool #MA6399 3.000% 1/20/50 (a)	129,684	132,280
Pool #MA6464 3.000% 2/20/50	322,933	329,399
Pool #MA6531 3.000% 3/20/50	193,762	197,641
Pool #MA6766 3.000% 7/20/50	609,279	633,710
Pool #BQ0937 3.500% 9/20/49	109,809	118,445
Pool #BQ7205 3.500% 10/20/49	97,272	106,776
Pool #BS37G2 3.500% 1/20/50	223,852	240,394
Pool #BS3771 3.500% 2/20/50	168,074	180,137
Pool #MA4588 4.500% 7/20/47	241,875	265,553
Pool #MA4781 5.000% 10/20/47	110,978	122,966
Pool #MA4840 5.000% 11/20/47	78,596	86,908
Pool #MA5653 5.000% 12/20/48	339,252	370,308
Pool #MA5820 5.500% 3/20/49	40,384	44,599

	Principal Amount	Value
Government National Mortgage Association II TBA 2.500% 6/01/50 (a)	$1,376,000	$1,415,721
		5,093,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,806,208)		6,919,522

U.S. TREASURY OBLIGATIONS — 90.3%
U.S. Treasury Bonds & Notes — 90.3%
U.S. Treasury Bond
0.875% 11/15/30	3,385,000	3,127,918
1.125% 5/15/40	6,845,000	5,571,518
1.125% 8/15/40	6,710,000	5,441,934
1.250% 5/15/50	3,450,000	2,595,757
1.375% 11/15/40	2,610,000	2,214,306
1.375% 8/15/50	7,900,000	6,144,531
1.500% 2/15/30	1,225,000	1,209,200
1.625% 11/15/50	1,380,000	1,145,938
1.875% 2/15/41	255,000	236,762
1.875% 2/15/51	1,305,000	1,153,638
2.000% 2/15/50	4,050,000	3,692,461
2.250% 8/15/46	2,505,000	2,423,182
2.250% 8/15/49	2,550,000	2,458,552
2.375% 11/15/49	2,220,000	2,199,320
2.500% 2/15/46	1,700,000	1,726,718
2.500% 5/15/46	3,925,000	3,987,646
2.750% 8/15/47	1,895,000	2,018,951
2.750% 11/15/47	2,660,000	2,835,359
2.875% 11/15/46	1,700,000	1,851,501
2.875% 5/15/49	2,480,000	2,714,785
3.000% 11/15/45	850,000	945,923
3.000% 2/15/47	1,560,000	1,740,910
3.000% 5/15/47	1,200,000	1,338,787
3.000% 2/15/48	2,020,000	2,257,335
3.000% 8/15/48	2,330,000	2,606,768
3.000% 2/15/49	2,480,000	2,778,460
3.125% 5/15/48 (b)	4,125,000	4,716,708
3.375% 11/15/48	2,330,000	2,789,954
4.375% 5/15/41	1,100,000	1,477,480
U.S. Treasury Inflation Index
0.125% 10/15/25	1,753,920	1,909,889

The accompanying notes are an integral part of the financial statements.

94

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
1.125% 2/15/31	$975,000	$920,299
		78,232,490

TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,768,237)		78,232,490

TOTAL BONDS & NOTES (Cost $93,574,445)		85,152,012

TOTAL LONG-TERM INVESTMENTS (Cost $93,574,445)		85,152,012

	Number of Shares
SHORT-TERM INVESTMENTS — 2.7%
Mutual Fund — 1.4%
T. Rowe Price Government Reserve Investment Fund	1,230,958	1,230,958

	Principal Amount	Value
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$1,092,407	$1,092,407

TOTAL SHORT-TERM INVESTMENTS (Cost $2,323,365)		2,323,365

TOTAL INVESTMENTS — 101.0% (Cost $95,897,810) (d)		87,475,377

Other Assets/(Liabilities) — (1.0)%		(845,604)

NET ASSETS — 100.0%		$86,629,773

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(c)

Maturity value of $1,092,407. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,114,315.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	212	$34,093,207	$(1,319,332)
U.S. Treasury Note 10 Year	6/21/21	16	2,149,773	(54,773)
				$(1,374,105)
Short
U.S. Treasury Ultra 10 Year	6/21/21	145	$(21,573,341)	$738,653
U.S. Treasury Ultra Bond	6/21/21	36	(6,832,355)	308,480
U.S. Treasury Note 2 Year	6/30/21	15	(3,314,163)	3,265
U.S. Treasury Note 5 Year	6/30/21	44	(5,473,644)	44,113
				$1,094,511

The accompanying notes are an integral part of the financial statements.

95

MM Select Equity Asset Fund and Mass Mutual Select T. Rowe Price Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$434,414,152	$751,576,876
Repurchase agreements, at value (Note 2) (b)	2,566,067	1,877,014
Other short-term investments, at value (Note 2) (c)	—	68,684,079
Total investments (d)	436,980,219	822,137,969
Cash	—	—
Foreign currency, at value (e)	—	436,402
Receivables from:
Investments sold
Regular delivery	7,341,322	33,454,596
Delayed delivery	—	3,995,503
Open forward contracts (Note 2)	—	8,184,993
Fund shares sold	58,927	4,022,463
Collateral pledged for open futures contracts (Note 2)	403,593	—
Investment adviser (Note 3)	—	47,520
Variation margin on open derivative instruments (Note 2)	14,775	42,090
Interest and dividends	437,221	4,022,728
Interest tax reclaim	—	19,339
Foreign taxes withheld	327,002	—
Open swap agreements, at value (Note 2)	—	137,589
Total assets	445,563,059	876,501,192
Liabilities:
Payables for:
Investments purchased
Regular delivery	634,554	38,824,544
Delayed delivery	—	38,737,773
Collateral held for open swap agreements (Note 2)	—	6,110,000
Open forward contracts (Note 2)	—	2,890,519
Interest and dividends	—	—
Fund shares repurchased	4,589,005	1,897,987
Collateral held for securities on loan (Note 2) (f)	—	—
Open swap agreements, at value (Note 2)	—	82,938
Trustees’ fees and expenses (Note 3)	39,991	21,350
Variation margin on open derivative instruments (Note 2)	—	187,230
Affiliates (Note 3):
Administration fees	8,393	45,156
Investment advisory fees	72,242	—
Due to custodian	—	40,508
Accrued expense and other liabilities	102,310	169,285
Total liabilities	5,446,495	89,007,290
Net assets	$440,116,564	$787,493,902
Net assets consist of:
Paid-in capital	$290,723,843	$779,766,465
Accumulated Gain (Loss)	149,392,721	7,727,437
Net assets	$440,116,564	$787,493,902

(a)	Cost of investments:	$311,176,073	$743,186,891
(b)	Cost of repurchase agreements:	$2,566,067	$1,877,014
(c)	Cost of other short-term investments:	$—	$68,684,060
(d)	Securities on loan with market value of:	$115,588	$—
(e)	Cost of foreign currency:	$—	$438,193
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

96

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$100,980,918	$2,193,415,464	$240,606,569	$155,772,639	$921,588,871	$85,152,012
1,234,955	3,204,875	611,495	1,193,321	1,029,031	1,092,407
3,132,923	12,240,411	21,984,940	2,021,468	28,208,212	1,230,958
105,348,796	2,208,860,750	263,203,004	158,987,428	950,826,114	87,475,377
27,440	623,854	—	—	—	43,170
588	—	587	161,258	10,341	—

1,856,470	14,556,056	—	—	2,865,823	—
—	—	1,134,619	—	—	3,511,301
92,145	—	—	12,290	—	—
558,570	10,989,582	1,175,236	698,365	4,034,564	630,133
—	—	—	—	—	—
16,800	41,196	14,175	13,777	33,734	11,630
—	—	24,956	—	—	2,655
1,276,565	847,835	342,161	547,262	596,416	440,510
—	—	—	—	—	—
—	32,965	—	12,803	40,484	—
2,443	—	838,640	—	—	—
109,179,817	2,235,952,238	266,733,378	160,433,183	958,407,476	92,114,776

362,785	24,080,599	1,344,206	—	2,217,117	—
457,197	—	1,194,956	70,900	705,380	5,128,948
—	—	344,900	—	—	—
34,304	—	—	55,790	—	—
—	—	—	—	—	—
254,869	5,732,785	658,788	403,407	4,779,212	315,365
—	3,832,133	—	4,958,124	1,838,225	—
210,789	—	32,704	—	—	—
3,361	40,937	5,761	2,685	20,444	4,517
6,486	—	—	3,173	—	—

12,130	21,914	12,239	8,339	11,647	5,408
—	—	—	—	—	—
—	—	—	—	198,032	—
47,218	135,287	38,956	88,134	135,639	30,765
1,389,139	33,843,655	3,632,510	5,590,552	9,905,696	5,485,003
$107,790,678	$2,202,108,583	$263,100,868	$154,842,631	$948,501,780	$86,629,773

$112,340,400	$1,490,737,286	$253,835,354	$132,809,753	$672,640,081	$102,447,267
(4,549,722)	711,371,297	9,265,514	22,032,878	275,861,699	(15,817,494)
$107,790,678	$2,202,108,583	$263,100,868	$154,842,631	$948,501,780	$86,629,773

$104,100,531	$1,637,371,179	$234,812,159	$129,152,245	$688,901,473	$93,574,445
$1,234,955	$3,204,875	$611,495	$1,193,321	$1,029,031	$1,092,407
$3,132,500	$12,240,411	$21,984,271	$2,021,446	$28,208,212	$1,230,958
$—	$13,261,399	$—	$7,896,703	$13,363,559	$—
$593	$—	$607	$161,388	$10,822	$—

The accompanying notes are an integral part of the financial statements.

97

MM Select Equity Asset Fund and Mass Mutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$440,116,564	$787,493,902
Shares outstanding (a)	47,339,647	76,979,281
Net asset value, offering price and redemption price per share	$9.30	$10.23

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

98

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$107,790,678	$2,202,108,583	$263,100,868	$154,842,631	$948,501,780	$86,629,773
11,559,427	138,422,686	24,683,414	12,744,890	62,298,200	12,174,891
$9.32	$15.91	$10.66	$12.15	$15.23	$7.12

The accompanying notes are an integral part of the financial statements.

99

MM Select Equity Asset Fund and Mass Mutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$3,390,536	$250
Interest (b)	14	7,644,567
Securities lending net income	63	—
Total investment income	3,390,613	7,644,817
Expenses (Note 3):
Investment advisory fees	401,399	—
Custody fees	16,275	120,429
Audit fees	20,810	23,403
Legal fees	4,135	10,382
Proxy fees	407	407
Accounting & Administration fees	9,324	59,252
Shareholder reporting fees	32,567	17,440
Trustees’ fees	8,014	14,706
Registration and filing fees	—	287
Transfer agent fees	1,521	1,520
Total expenses	494,452	247,826
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(247,826)
Net expenses:	494,452	—
Net investment income (loss)	2,896,161	7,644,817
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	30,401,439	5,436,501
Futures contracts	1,379,026	(5,189,339)
Written options	—	—
Swap agreements	—	375,401
Foreign currency transactions	4,770	102,004
Forward contracts	—	(4,080,613)
Net realized gain (loss)	31,785,235	(3,356,046)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	48,079,668	(15,083,703)*
Futures contracts	(89,467)	(254,323)
Swap agreements	—	386,696
Translation of assets and liabilities in foreign currencies	(8,013)	(49,882)
Forward contracts	—	4,664,832
Net change in unrealized appreciation (depreciation)	47,982,188	(10,336,380)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	79,767,423	(13,692,426)
Net increase (decrease) in net assets resulting from operations	$82,663,584	$(6,047,609)

(a)	Net of foreign withholding tax of:	$3,469	$—
(b)	Net of foreign withholding tax of:	$—	$20,620
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$(1,295)

The accompanying notes are an integral part of the financial statements.

100

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$—	$10,655,744	$—	$1,897,099	$5,216,338	$—
2,973,165	4,225	1,415,458	259	39,135	698,719
—	17,255	—	9,638	53,182	—
2,973,165	10,677,224	1,415,458	1,906,996	5,308,655	698,719

—	—	—	—	—	—
28,820	87,892	22,277	29,059	106,382	15,471
23,561	20,075	21,285	20,048	18,977	21,366
1,712	27,536	3,147	1,455	12,419	1,300
407	407	407	407	407	407
15,246	30,195	13,145	10,438	15,574	7,300
10,130	21,157	9,930	6,788	13,312	10,023
2,246	34,678	3,919	2,063	15,706	1,551
—	1,260	405	107	142	—
1,517	1,520	1,517	1,517	1,519	1,517
83,639	224,720	76,032	71,882	184,438	58,935

(83,639)	(224,720)	(76,032)	(71,882)	(184,438)	(58,935)
—	—	—	—	—	—
2,973,165	10,677,224	1,415,458	1,906,996	5,308,655	698,719

1,700,024	174,710,421	1,757,401	(541,435)	53,959,173	(150,822)
(149,784)	—	863,552	202,528	—	(1,636,578)
—	—	1,706	—	—	6,598
38,179	—	(90,559)	—	—	—
819	(15,809)	18	(29,985)	2,149	—
3,573	—	34,862	(80,455)	—	—
1,592,811	174,694,612	2,566,980	(449,347)	53,961,322	(1,780,802)

(195,725)	227,443,720	1,171,561	25,607,288 *	161,166,168	(15,237,611)
(60,706)	—	233,634	(35,713)	—	151,933
(83,957)	—	1,336,095	—	—	—
6,869	(646)	(19)	(1,478)	(1,058)	—
50,170	—	(13,670)	(58,563)	—	—
(283,349)	227,443,074	2,727,601	25,511,534	161,165,110	(15,085,678)
1,309,462	402,137,686	5,294,581	25,062,187	215,126,432	(16,866,480)
$4,282,627	$412,814,910	$6,710,039	$26,969,183	$220,435,087	$(16,167,761)

$—	$28,097	$—	$73,272	$50,669	$—
$5,139	$—	$—	$—	$—	$—
$—	$—	$—	$(44,959)	$—	$—

The accompanying notes are an integral part of the financial statements.

101

MM Select Equity Asset Fund and Mass Mutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM Select Equity Asset Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,896,161	$6,391,529
Net realized gain (loss)	31,785,235	44,259,521
Net change in unrealized appreciation (depreciation)	47,982,188	25,991,654
Net increase (decrease) in net assets resulting from operations	82,663,584	76,642,704
Distributions to shareholders (Note 2):
Class I	(54,878,368)	(28,798,274)
Total distributions	(54,878,368)	(28,798,274)
Net fund share transactions (Note 5):
Class I	(10,752,240)	(114,329,728)
Increase (decrease) in net assets from fund share transactions	(10,752,240)	(114,329,728)
Total increase (decrease) in net assets	17,032,976	(66,485,298)
Net assets
Beginning of period	423,083,588	489,568,886
End of period	$440,116,564	$423,083,588

The accompanying notes are an integral part of the financial statements.

102

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$7,644,817	$15,671,776	$2,973,165	$5,761,942	$10,677,224	$13,217,813
(3,356,046)	8,204,300	1,592,811	(3,332,497)	174,694,612	14,308,260
(10,336,380)	1,531,412	(283,349)	(1,129,073)	227,443,074	203,130,110
(6,047,609)	25,407,488	4,282,627	1,300,372	412,814,910	230,656,183

(25,814,917)	(24,310,831)	(6,332,004)	(5,760,930)	(15,903,325)	(14,144,236)
(25,814,917)	(24,310,831)	(6,332,004)	(5,760,930)	(15,903,325)	(14,144,236)

68,441,537	79,456,643	(138,462)	3,809,067	32,480,366	275,541,821
68,441,537	79,456,643	(138,462)	3,809,067	32,480,366	275,541,821
36,579,011	80,553,300	(2,187,839)	(651,491)	429,391,951	492,053,768

750,914,891	670,361,591	109,978,517	110,630,008	1,772,716,632	1,280,662,864
$787,493,902	$750,914,891	$107,790,678	$109,978,517	$2,202,108,583	$1,772,716,632

The accompanying notes are an integral part of the financial statements.

103

MM Select Equity Asset Fund and Mass Mutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,415,458	$2,833,910
Net realized gain (loss)	2,566,980	2,574,476
Net change in unrealized appreciation (depreciation)	2,727,601	3,103,557
Net increase (decrease) in net assets resulting from operations	6,710,039	8,511,943
Distributions to shareholders (Note 2):
Class I	(6,011,297)	(3,865,124)
Total distributions	(6,011,297)	(3,865,124)
Net fund share transactions (Note 5):
Class I	75,961,438	(17,279,845)
Increase (decrease) in net assets from fund share transactions	75,961,438	(17,279,845)
Total increase (decrease) in net assets	76,660,180	(12,633,026)
Net assets
Beginning of period	186,440,688	199,073,714
End of period	$263,100,868	$186,440,688

The accompanying notes are an integral part of the financial statements.

104

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$1,906,996	$2,084,932	$5,308,655	$3,972,310	$698,719	$1,966,781
(449,347)	(3,143,040)	53,961,322	34,706,139	(1,780,802)	28,341,023
25,511,534	(362,324)	161,165,110	36,030,296	(15,085,678)	(13,277,193)
26,969,183	(1,420,432)	220,435,087	74,708,745	(16,167,761)	17,030,611

(2,480,008)	(2,317,414)	(46,818,583)	(15,691,197)	(33,769,639)	(10,338,761)
(2,480,008)	(2,317,414)	(46,818,583)	(15,691,197)	(33,769,639)	(10,338,761)

30,768,071	21,098,895	27,567,424	55,638,598	69,159,180	(93,084,518)
30,768,071	21,098,895	27,567,424	55,638,598	69,159,180	(93,084,518)
55,257,246	17,361,049	201,183,928	114,656,146	19,221,780	(86,392,668)

99,585,385	82,224,336	747,317,852	632,661,706	67,407,993	153,800,661
$154,842,631	$99,585,385	$948,501,780	$747,317,852	$86,629,773	$67,407,993

The accompanying notes are an integral part of the financial statements.

105

MM Select Equity Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 8.79	$ 0.06	$ 1.61	$ 1.67	$ (0.14)	$ (1.02)	$ (1.16)	$ 9.30	20.30%[b]	$ 440,117	0.22%[a]	N/A	1.30%[a]
9/30/20	7.90	0.12	1.25	1.37	(0.11)	(0.37)	(0.48)	8.79	17.91%	423,084	0.24%	N/A	1.48%
9/30/19	12.36	0.12	(0.49)aa	(0.37)	(0.50)	(3.59)	(4.09)	7.90	3.10%	489,569	0.24%	0.21%	1.48%
9/30/18	11.85	0.24	0.99	1.23	(0.26)	(0.46)	(0.72)	12.36	10.73%	497,747	0.26%	0.25%	1.99%
9/30/17	10.17	0.24	1.50	1.74	(0.06)	(0.00)[d]	(0.06)	11.85	17.18%	1,088,316	0.28%	0.25%	2.18%
9/30/16[g]	10.00	0.01	0.16	0.17	—	—	—	10.17	1.70%[b]	947,085	0.69%[a]	0.25%[a]	5.50%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	Period ended September 30, 2016[b]
Portfolio turnover rate	16%	60%	49%	37%	31%	0%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.5%
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

106

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.65	$ 0.10	$ (0.17)	$ (0.07)	$ (0.16)	$ (0.19)	$ (0.35)	$ 10.23	(0.68%)[b]	$787,494	0.06%[a]	0.00%[a]	1.97%[a]
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%
9/30/19	9.94	0.29	0.69	0.98	(0.33)	—	(0.33)	10.59	10.21%	670,362	0.56%	0.40%	2.90%
9/30/18[g]	10.00	0.18	(0.24)	(0.06)	—	—	—	9.94	(0.60%)[b]	512,086	0.51%[a]	0.43%[a]	2.78%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	123%	157%	287%	170%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

107

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.50	$ 0.26	$ 0.15	$ 0.41	$ (0.59)	$ —	$ (0.59)	$ 9.32	4.27%[b]	$ 107,791	0.15%[a]	0.00%[a]	5.46%[a]
9/30/20	9.91	0.50	(0.41)	0.09	(0.50)	—	(0.50)	9.50	0.88%	109,979	0.76%	0.58%	5.29%
9/30/19	9.64	0.53	0.06	0.59	(0.32)	—	(0.32)	9.91	6.35%	110,630	0.92%	0.70%	5.45%
9/30/18[g]	10.00	0.33	(0.69)	(0.36)	—	—	—	9.64	(3.60%)[b]	75,004	1.01%[a]	0.70%[a]	5.30%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	28%	56%	39%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

108

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 13.00	$ 0.08	$ 2.95	$ 3.03	$ (0.12)	$ —	$ (0.12)	$ 15.91	23.39%[b]	$ 2,202,109	0.02%[a]	0.00%[a]	1.06%[a]
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%
9/30/19	10.87	0.12	0.45	0.57	(0.08)	—	(0.08)	11.36	5.39%	1,280,663	0.65%	0.56%	1.09%
9/30/18[g]	10.00	0.07	0.80	0.87	—	—	—	10.87	8.70%[b]	923,050	0.64%[a]	0.58%[a]	1.11%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	37%	90%	67%	64%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

109

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.64	$ 0.07	$ 0.29	$ 0.36	$ (0.19)	$ (0.15)	$ (0.34)	$ 10.66	3.47%[b]	$ 263,101	0.08%[a]	0.00%[a]	1.40%[a]
9/30/20	10.27	0.15	0.41	0.56	(0.19)	(0.00)[d]	(0.19)	10.64	5.58%	186,441	0.37%	0.13%	1.48%
9/30/19	10.09	0.25	0.14	0.39	(0.21)	—	(0.21)	10.27	3.95%	199,074	0.44%	0.16%	2.50%
9/30/18[g]	10.00	0.22	(0.13)	0.09	—	—	—	10.09	0.90%[b]	116,512	0.46%[a]	0.30%[a]	3.36%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	128%	156%	135%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

110

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 9.83	$ 0.18	$ 2.38	$ 2.56	$ (0.24)	$ —	$ (0.24)	$ 12.15	26.38%[b]	$154,843	0.12%[a]	0.00%[a]	3.18%[a]
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%
9/30/19	10.56	0.27	(0.16)	0.11	(0.18)	—	(0.18)	10.49	1.26%	82,224	0.86%	0.61%	2.60%
9/30/18[g]	10.00	0.19	0.37	0.56	—	—	—	10.56	5.60%[b]	61,160	1.00%[a]	0.61%[a]	2.86%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	19%	32%	40%	13%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

111

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.41	$ 0.09	$ 3.52	$ 3.61	$ (0.10)	$ (0.69)	$ (0.79)	$ 15.23	29.73%[b]	$ 948,502	0.04%[a]	0.00%[a]	1.20%[a]
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%
9/30/19	11.47	0.07	0.09	0.16	(0.04)	(0.15)	(0.19)	11.44	1.72%	632,662	0.76%	0.65%	0.59%
9/30/18[g]	10.00	0.03	1.44	1.47	—	—	—	11.47	14.70%[b]	473,030	0.75%[a]	0.65%[a]	0.40%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	18%	41%	33%	22%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

112

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 13.07	$ 0.07	$ (1.60)	$ (1.53)	$ (0.16)	$ (4.26)	$ (4.42)	$ 7.12	(16.42%)[b]	$ 86,630	0.13%[a]	0.00%[a]	1.57%[a]
9/30/20	12.25	0.25	1.45	1.70	(0.31)	(0.57)	(0.88)	13.07	15.26%	67,408	0.42%	0.13%	2.07%
9/30/19	10.03	0.30	2.12	2.42	(0.20)	—	(0.20)	12.25	24.53%	153,801	0.43%	0.16%	2.74%
9/30/18[g]	10.00	0.18	(0.15)	0.03	—	—	—	10.03	0.30%[b]	113,795	0.46%[a]	0.30%[a]	2.72%[a]

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	83%	206%	155%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

113

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Select Equity Asset Fund (“Equity Asset Fund”)
MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)
MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)
MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)
MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly known as MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund) (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

114

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

115

Notes to Financial Statements (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

116

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2021, for the Funds’ investments:

	Level 1	Level 2	Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock	$434,407,687	$2,557	$—	+,**	$434,410,244
Warrants	—	65	—	+,**	65
Rights	—	—	3,843	**	3,843
Short-Term Investments	—	2,566,067	—		2,566,067
Total Investments	$434,407,687	$2,568,689	$3,843		$436,980,219
Asset Derivatives
Futures Contracts	$13,050	$—	$—		$13,050

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Preferred Stock	$—	$246,409	$—		$246,409
Bank Loans	—	19,059,698	—		19,059,698
Corporate Debt	—	256,480,180	—		256,480,180
Non-U.S. Government Agency Obligations	—	104,099,476	—		104,099,476
Sovereign Debt Obligations	—	122,054,120	—		122,054,120
U.S. Government Agency Obligations and Instrumentalities	—	120,283,240	—		120,283,240
U.S. Treasury Obligations	—	129,353,437	—		129,353,437
Purchased Options	—	316	—		316
Short-Term Investments	67,784,123	2,776,970	—		70,561,093
Total Investments	$67,784,123	$754,353,846	$—		$822,137,969
Asset Derivatives
Forward Contracts	$—	$8,184,993	$—		$8,184,993
Futures Contracts	1,826,178	—	—		1,826,178
Swap Agreements	—	371,394	—		371,394
Total	$1,826,178	$8,556,387	$—		$10,382,565
Liability Derivatives
Forward Contracts	$—	$(2,890,519)	$—		$(2,890,519)
Futures Contracts	(2,505,280)	—	—		(2,505,280)
Swap Agreements	—	(396,706)	—		(396,706)
Total	$(2,505,280)	$(3,287,225)	$—		$(5,792,505)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$—	$33,454,307	$—		$33,454,307
Sovereign Debt Obligations	—	67,414,620	—		67,414,620
U.S. Treasury Obligations	—	111,991	—		111,991
Short-Term Investments	2,829,651	1,538,227	—		4,367,878
Total Investments	$2,829,651	$102,519,145	$—		$105,348,796

117

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Emerging Markets Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$—	$92,145	$—	$92,145
Swap Agreements	—	2,443	—	2,443
Total	$—	$94,588	$—	$94,588
Liability Derivatives
Forward Contracts	$—	$(34,304)	$—	$(34,304)
Futures Contracts	(54,542)	—	—	(54,542)
Swap Agreements	—	(210,789)	—	(210,789)
Total	$(54,542)	$(245,093)	$—	$(299,635)

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$2,118,140,526	$21,616,857 *	$10,438,171	$2,150,195,554
Preferred Stock	4,144,314	—	35,243,463	39,387,777
Mutual Funds	3,832,133	—	—	3,832,133
Short-Term Investments	12,240,411	3,204,875	—	15,445,286
Total Investments	$2,138,357,384	$24,821,732	$45,681,634	$2,208,860,750

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$—	$9,608,834	$—	$9,608,834
Municipal Obligations	—	1,148,072	—	1,148,072
Non-U.S. Government Agency Obligations	—	12,121,736	—	12,121,736
U.S. Government Agency Obligations and Instrumentalities	—	3,461,487	—	3,461,487
U.S. Treasury Obligations	—	214,266,440	—	214,266,440
Short-Term Investments	17,960,866	4,635,569	—	22,596,435
Total Investments	$17,960,866	$245,242,138	$—	$263,203,004
Asset Derivatives
Futures Contracts	$440,366	$—	$—	$440,366
Swap Agreements	—	838,640	—	838,640
Total	$440,366	$838,640	$—	$1,279,006
Liability Derivatives
Futures Contracts	$(188,506)	$—	$—	$(188,506)
Swap Agreements	—	(32,704)	—	(32,704)
Total	$(188,506)	$(32,704)	$—	$(221,210)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$—	$12,152,878	$—	$12,152,878
Austria	—	202,175	—	202,175
Bermuda	—	379,987	—	379,987
Brazil	1,971,403	—	—	1,971,403
Canada	11,007,292	—	—	11,007,292
Cayman Islands	166,189	208,603	—	374,792
China	—	573,519	—	573,519
Finland	—	1,428,586	—	1,428,586

118

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
France	$—	$3,016,270		$—		$3,016,270
Germany	—	959,897		—		959,897
Hong Kong	—	1,254,289		—		1,254,289
India	—	899,029		—		899,029
Ireland	1,197,318	—		—		1,197,318
Italy	—	170,852		—		170,852
Japan	—	5,089,920		—		5,089,920
Luxembourg	—	1,240,231		—		1,240,231
Mexico	649,215	—		—		649,215
Netherlands	156,572	864,401		—		1,020,973
Norway	—	1,905,141		—		1,905,141
Peru	110,972	—		—		110,972
Poland	—	204,885		—		204,885
Portugal	—	694,652		—		694,652
Republic of Korea	—	798,410		—		798,410
Russia	—	1,248,492		—		1,248,492
Singapore	—	894,183		—		894,183
South Africa	80,076	3,485,534		—		3,565,610
Spain	—	675,993		—		675,993
Sweden	—	3,590,125		—		3,590,125
Switzerland	—	553,133		—		553,133
Taiwan	—	455,543		—		455,543
United Kingdom	351,783	10,656,581		—		11,008,364
United States	74,841,573	63,682		—		74,905,255
Preferred Stock
Brazil	208,037	—		—		208,037
United States	1,153,981	—		—		1,153,981
Mutual Funds	10,173,637	—		—		10,173,637
Purchased Options	—	37,600		—		37,600
Short-Term Investments	1,831,544	1,383,245		—		3,214,789
Total Investments	$103,899,592	$55,087,836		$—		$158,987,428
Asset Derivatives
Forward Contracts	$—	$12,290		$—		$12,290
Futures Contracts	4,006	—		—		4,006
Total	$4,006	$12,290		$—		$16,296
Liability Derivatives
Forward Contracts	$—	$(55,790)		$—		$(55,790)
Futures Contracts	(51,817)	—		—		(51,817)
Total	$(51,817)	$(55,790)		$—		$(107,607)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$872,973,340	$25,185,282	*	$3,706,845		$901,865,467
Preferred Stock	—	1,701,967	*	15,554,638		17,256,605
Corporate Debt	—	575,040		—		575,040
Rights	—	—		—	+	—
Warrants	46,692	—		6,842		53,534
Mutual Funds	1,838,225	—		—		1,838,225
Short-Term Investments	28,208,212	1,029,031		—		29,237,243
Total Investments	$903,066,469	$28,491,320		$19,268,325		$950,826,114

119

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$—	$6,919,522	$—	$6,919,522
U.S. Treasury Obligations	—	78,232,490	—	78,232,490
Short-Term Investments	1,230,958	1,092,407	—	2,323,365
Total Investments	$1,230,958	$86,244,419	$—	$87,475,377
Asset Derivatives
Futures Contracts	$1,094,511	$—	$—	$1,094,511
Liability Derivatives
Futures Contracts	$(1,374,105)	$—	$—	$(1,374,105)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

+	Represents a security at $0 value as of March 31, 2021.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and collateral pledged for open futures contracts, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, collateral held for open swap agreements, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2021.

The Funds had no Level 3 transfers during the period ended March 31, 2021.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/20		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/21		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/21
MM Select T. Rowe Price Large Cap Blend Fund
Common Stock	$4,002,162		$—	$—	$2,886,992	$3,549,017	$—	$—	$—	$10,438,171		$2,886,992
Preferred Stock	14,013,473		—	—	15,704,384	6,381,622	(856,016)	—	—	35,243,463		15,819,743
	$18,015,635		$—	$—	$18,591,376	$9,930,639	$(856,016)	$—	$—	$45,681,634		$18,706,735
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$1,810,151		$—	$—	$515,072	$1,590,470	$(208,848)	$—	$—	$3,706,845		$515,072
Preferred Stock	7,448,118		—	—	4,040,082	4,160,242	(93,804)	—	—	15,554,638		4,040,082
Corporate Debt	89,535		—	—	—	—	(89,535)	—	—	—		—
Rights	—	+	—	—	—	—	—	—	—	—	*	—
Warrants	3,953		—	—	2,889	—	—	—	—	6,842		2,889
	$9,351,757		$—	$—	$4,558,043	$5,750,712	$(392,187)	$—	$—	$19,268,325		$4,558,043

+	Represents a security at $0 value as of September 30, 2020.
*	Represents a security at $0 value as of March 31, 2021.

120

Notes to Financial Statements (Unaudited) (Continued)

The MM Select T. Rowe Price Large Cap Blend Fund and MM Select T. Rowe Price Small and Mid Cap Blend Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select T. Rowe Price Large Cap Blend Fund and MM Select T. Rowe Price Small and Mid Cap Blend Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

The table excludes securities which were classified as level 3 based upon a broker quote.

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
MM Select T. Rowe Price Large Cap Blend Fund
Common Stock - $10,438,171
Ant International Co. Ltd., Class C	$1,685,767	Market approach	Guaranteed redemption price assuming 15% IRR	$8.07	Increase
Epic Games, Inc.	3,239,100	Market approach	Transaction price	$885.00	Increase
Maplebear, Inc. (Voting)	762,500	Market approach	Transaction price	$125.00	Increase
Maplebear, Inc. (Non-Voting)	39,875	Market approach	Transaction price	$125.00	Increase
Social Finance, Inc.	2,915,486	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$28.391139	Increase
Stripe, Inc., Class B	755,159	Market approach	Transaction price	$40.07	Increase
UiPath, Inc., Class A	501,320	Market approach	Transaction price	$62.27576	Increase
Vimeo, Inc., Class A	538,964	Market approach	Transaction price	$33.3373	Increase

Preferred Stock - $35,243,463
Aurora Innovation, Inc., Series B	$934,286	Market approach	Transaction price	$19.656763	Increase
GM Cruise Holdings, LLC, Class F	1,330,675	Market approach	Transaction price	$26.35	Increase
GM Cruise Holdings, LLC, Class G	979,851	Market approach	Transaction price	$26.35	Increase
Maplebear, Inc., Series A	108,750	Market approach	Transaction price	$125.00	Increase
Maplebear, Inc., Series G	1,557,250	Market approach	Transaction price	$125.00	Increase
Maplebear, Inc., Series I	240,750	Market approach	Transaction price	$125.00	Increase
Nuro, Inc., Series C	1,236,023	Market approach	Transaction price	$13.0546	Increase
Rappi, Inc., Series E	1,092,516	Market approach	Transaction price	$59.74604	Increase
Rivian Automotive, Inc., Series D	7,400,180	Market approach	Transaction price	$36.85	Increase
Rivian Automotive, Inc., Series E	11,740,926	Market approach	Transaction price	$36.85	Increase
Rivian Automotive, Inc., Series F	2,283,410	Market approach	Transaction price	$36.85	Increase

121

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
MM Select T. Rowe Price Large Cap Blend Fund (Continued)
Preferred Stock - $35,243,463 (Continued)
Sila Nanotechnologies, Inc., Series F	$760,988	Market approach	Transaction price	$41.2728	Increase
UiPath, Inc., Series D-1	3,334,680	Market approach	Transaction price	$62.27576	Increase
UiPath, Inc., Series D-2	559,921	Market approach	Transaction price	$62.27576	Increase
UiPath, Inc., Series E	106,803	Market approach	Transaction price	$62.27576	Increase
UiPath, Inc., Series F	827,520	Market approach	Transaction price	$62.27576	Increase
Waymo LLC, Series A-2	748,934	Market approach	Transaction price	$85.8672	Increase

Total	$45,681,634

Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock - $3,487,665
A Place for Rover, Inc.	$10,686	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$9.7502688	Increase
Allbirds, Inc.	147,190	Market approach	Transaction price	$11.56243	Increase
Apiture, Inc.	87,167	Market approach	Transaction price	$15.8485	Increase
Bombas LLC	183,470	Market approach	Transaction price	$4.4194834	Increase
Checkr, Inc.	126,075	Market comparable	Transaction price EV/2020 GP 15.2x	$30.2465 / 40% $20.65 / 60%	Increase
CM Life Sciences II Inc.	72,061	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$11.325	Increase
Databricks, Inc.	81,911	Market comparable	Transaction price EV/2022 Rev 42.0x	$177.3679 / 0% $159.05 / 100%	Increase
Dogwood State Bank (Voting)	31,644	Market approach	Transaction price	$12.00	Increase
Dogwood State Bank (Non-Voting)	64,428	Market approach	Transaction price	$12.00	Increase
FIGS, Inc.	209,337	Market approach	Transaction price	$76.9340	Increase
Flame Biosciences, Inc.	60,083	Market approach	Transaction price	$6.55	Increase
Framebridge Future Contingency Payments	8,482	Market approach	PV of remaining future contingent payments less discount for timing and probability	$0.3083	Increase
Grasshopper Bancorp, Inc.	56,705	Market comparable	Transaction price Price/2021 TBV 1.0x Price/2022 TBV 0.9x	$10.00 / 20% $5.65 / 40% $6.36 / 40%	Increase
HashiCorp, Inc.	46,278	Market approach	Transaction price	$26.02815	Increase
JAND, Inc., Class A	186,850	Market approach	Transaction price	$24.5306	Increase
NerdWallet, Inc., Class A	120,540	Market approach	Transaction price	$7.00	Increase
On Holding AG	126,330	Market approach	Transaction price	CHF 9950.08	Increase
Pax Labs, Inc., Class A	97,521	Market comparable	Transaction price EV/2020 Sales 4.8x EV/2020 GP 15.1x EV/2021 Sales 3.4x EV/2021 GP 7.5x	$3.77 / 20% $1.15 / 20% $1.39 / 20% $1.05 / 20% $1.07 / 20%	Increase
Procore Technologies, Inc.	152,901	Market approach	Transaction price	$63.00	Increase
Rad Power Bikes, Inc., Class A	69,082	Market approach	Transaction price	$4.82384	Increase
ServiceTitan, Inc.	50,120	Market approach	Transaction price	$107.3234	Increase
Social Finance, Inc.	719,630	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$28.391139	Increase

122

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Common Stock - $3,487,665 (Continued)
Squarespace, Inc. Class C	$66,573	Market approach	Transaction price	$68.4204	Increase
Stash Financial, Inc.	16,427	Market approach	Transaction price	$33.73	Increase
Tanium, Inc., Class B	30,277	Market approach	Transaction price	$11.3952	Increase
Toast, Inc.	126,158	Market approach	Transaction price	$128.47	Increase
Venture Global LNG, Inc., Series B	61,218	Market comparable	Transaction price EV/2023 EBITDA 10.0x Proj EV/2025 EBITDA 12.0x	$5,200 / 50% $6,143.27 / 25% $5,717.89 / 25%	Increase
Venture Global LNG, Inc., Series C	50,088	Market comparable	Transaction price EV/2023 EBITDA 10.0x Proj EV/2025 EBITDA 12.0x	$5,200 / 50% $6,143.27 / 25% $5,717.89 / 25%	Increase
Vimeo, Inc., Class A	224,327	Market approach	Transaction price	$33.3373	Increase
ZenPayroll, Inc.	204,106	Market approach	Transaction price	$13.3124	Increase

Preferred Stock - $15,554,638
1stdibs.com, Inc., Series D	$238,696	Market comparable	Transaction price EV/2020 Sales 10.4x EV/2021 Sales 8.2x EV/2020 GP 20.1x EV/2021 GP 15.7x	$5.01 / 20% $7.50 / 20% $7.58 / 20% $10.69 / 20% $10.80 / 20%	Increase
A Place for Rover, Inc., Series G	138,532	Market approach	Parity price less 10% discount for lack of liquidity and deal uncertainty	$9.7502688	Increase
ABL Space Systems Company, Series B	328,985	Market approach	Transaction price	45.0356	Increase
Allbirds, Inc., Series A	46,943	Market approach	Transaction price	$11.56243	Increase
Allbirds, Inc., Series B	8,209	Market approach	Transaction price	$11.56243	Increase
Allbirds, Inc., Series C	78,856	Market approach	Transaction price	$11.56243	Increase
Allbirds, Inc., Series E	87,955	Market approach	Transaction price	$11.56243	Increase
Allbirds, Inc., Series Seed	25,264	Market approach	Transaction price	$11.56243	Increase
Aurora Innovation, Inc., Series B	68,406	Market approach	Transaction price	$19.656763	Increase
Bright Health, Inc., Series E	150,478	Market approach	Transaction price	$20.4177	Increase
Caris Life Sciences, Inc., Series C	125,312	Market approach	Transaction price	$2.76	Increase
Cava Group, Inc., Series E	683,323	Market approach	Transaction price	$37.63	Increase
Cava Group, Inc., Series F	512,596	Market approach	Transaction price	$37.63	Increase
Checkr, Inc., Series C	191,291	Market comparable	Transaction price EV/2020 GP 15.2x	$30.2465 / 40% $20.65 / 60%	Increase
Checkr, Inc., Series D	250,018	Market comparable	Transaction price EV/2020 GP 15.2x	$30.2465 / 40% $20.65 / 60%	Increase
Color Health, Inc., Series D	43,490	Market approach	Transaction price	37.6536	Increase
Color Health, Inc., Series D-1	99,970	Market approach	Transaction price	37.6536	Increase
Convoy, Inc., Series C	209,584	Market approach	Transaction price	$11.6500	Increase
Convoy, Inc., Series D	359,531	Market approach	Transaction price	$11.6500	Increase
Databricks, Inc., Series F	388,559	Market comparable	Transaction price EV/2022 Rev 42.0x	$177.3679 / 0% $159.05 / 100%	Increase
Databricks, Inc., Series G	115,152	Market comparable	Transaction price EV/2022 Rev 42.0x	$177.3679 / 0% $159.05 / 100%	Increase
Day One Biopharmaceuticals, LLC, Series B	20,478	Market approach	Transaction price	$31.3597	Increase

123

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Preferred Stock - $15,554,638 (Continued)
Doximity, Inc., Series C	$124,414	Market comparable	EV/2021 Sales 24.7x EV/2022 Sales 18.6x EV/2021 GP 44.1x EV/2022 GP 31.9x EV/EBITDA 2022 77.4x	$57.40 / 20% $56.18 / 20% $86.85 / 20% $81.66 / 20% $69.95 / 20%	Increase
Evolve Vacation Rental Network, Inc., Series 8	45,288	Market comparable	Transaction price EV/2021 GP 13.6x EV/2022 GP 9.7x	$5.7956 / 80% $18.82 / 10% $20.86 10%	Increase
Evolve Vacation Rental Network, Inc., Series 9	29,842	Market comparable	Transaction price EV/2021 GP 13.6x EV/2022 GP 9.7x	$5.7956 / 80% $18.82 / 10% $20.86 10%	Increase
Farmer’s Business Network, Inc., Series E	270,998	Market approach	Transaction price	$33.0566	Increase
Farmer’s Business Network, Inc., Series F	172,258	Market approach	Transaction price	$33.0566	Increase
Flexe, Inc., Series C	134,849	Market approach	Transaction price	$12.16719	Increase
Genesis Therapeutics, Inc., Series A	25,262	Market approach	Transaction price	$5.1076	Increase
Ginkgo Bioworks, Inc., Series E	89,213	Market approach	Transaction price	$150.19	Increase
Go Maps, Inc., Series B-1	9,665	Market approach	Transaction price	$12.8011	Increase
Gyroscope Therapeutics, Inc., Series C-1	45,899	Market approach	Transaction price	$2.30	Increase
HashiCorp, Inc., Series E	60,038	Market approach	Transaction price	$28.92015	Increase
Haul Hub, Inc., Series B	108,854	Market approach	Transaction price	$14.58	Increase
Honor Technology, Inc., Series D	225,290	Market approach	Transaction price	$2.40808	Increase
Imago Biosciences, Inc., Series C	31,278	Market approach	Transaction price	$1.2078	Increase
Inscripta, Inc., Series E	148,812	Market approach	Transaction price	$8.83	Increase
Insitro, Inc., Series B	101,150	Market approach	Transaction price	$18.2911	Increase
JAND, Inc., Series AA	24,482	Market approach	Transaction price	$24.5306	Increase
JAND, Inc., Series B	25	Market approach	Transaction price	$24.5306	Increase
JAND, Inc., Class E	215,918	Market approach	Transaction price	$24.5306	Increase
JAND, Inc., Series F	352,235	Market approach	Transaction price	$24.5306	Increase
JetClosing, Inc., Series A	16,853	Market approach	Transaction price	$1.4431	Increase
JetClosing, Inc., Series B-1	36,276	Market approach	Transaction price	$1.3371	Increase
JetClosing, Inc., Series B-2	6,933	Market approach	Transaction price	$1.3371	Increase
Kardium, Inc., Series D-5	31,355	Market approach	Transaction price	$1.01584	Increase
Kardium, Inc., Series D-6	145,349	Market approach	Transaction price	$1.01584	Increase
Maplebear, Inc., Series I	58,500	Market approach	Transaction price	$125.000	Increase
Mesosphere, Inc., Series D	14,642	Market comparable	EV/2020 Sales 3.7x EV/2021 Sales 3.4x EV/2020 GP 4.8x EV/2021 GP 4.3x	$2.29 / 25% $2.43 / 25% $2.04 / 25% $2.17 / 25%	Increase
Minted, Inc., Series E	53,824	Market comparable	EV/2020 Sales 1.6x EV/2021 Sales 1.4x EV/2020 GP 3.6x EV/2021 GP 3.1x	$6.05 / 35% $6.02 / 15% $6.82 / 35% $6.59 / 15%	Increase
National Resilience, Inc., Series B	263,720	Market approach	Transaction price	$13.66	Increase

124

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Preferred Stock - $15,554,638 (Continued)
Nuro, Inc., Series C	$282,254	Market approach	Transaction price	$13.0546	Increase
OfferUp, Inc., Series F	9,217	Market approach	Transaction price	$2.289969	Increase
Procore Technologies, Inc., Series B	38,808	Market approach	Transaction price	$63.00	Increase
Rad Power Bikes, Inc., Series C	69,082	Market approach	Transaction price	$4.82384	Increase
Rent the Runway, Inc., Series F	44,473	Market approach	Transaction price	$14.74096	Increase
Rent the Runway, Inc., Series G	40,744	Market approach	Transaction price	$14.74096	Increase
Rivian Automotive, Inc., Series D	1,601,243	Market approach	Transaction price	$36.85	Increase
Rivian Automotive, Inc., Series E	968,897	Market approach	Transaction price	$36.85	Increase
Rivian Automotive, Inc., Series F	368,389	Market approach	Transaction price	$36.85	Increase
SecurityScorecard, Series E	262,495	Market approach	Transaction price	$15.15295	Increase
Seismic Software, Inc., Series E	164,511	Market approach	Transaction price adjusted for stock split	$8.79034	Decrease
Seismic Software, Inc., Series F	18,592	Market approach	Transaction price adjusted for stock split	$8.79034	Decrease
ServiceTitan, Inc., Series A-1	1,073	Market approach	Transaction price	$107.3234	Increase
ServiceTitan, Inc., Series D	509,142	Market approach	Transaction price	$107.3234	Increase
ServiceTitan, Inc., Series E	23,611	Market approach	Transaction price	$107.3234	Increase
ServiceTitan, Inc., Series F	25,650	Market approach	Transaction price	$107.3234	Increase
Sila Nanotechnologies, Inc., Series F	505,509	Market approach	Transaction price	$41.2728	Increase
Stash Financial, Inc., Series F	189,637	Market approach	Transaction price	$37.4777	Increase
Stash Financial, Inc., Series G	174,908	Market approach	Transaction price	$37.4777	Increase
SweetGreen, Inc., Series G	60,371	Market approach	Transaction price	$15.18	Increase
SweetGreen, Inc., Series I	59,840	Market approach	Transaction price	$15.18	Increase
Tempus Labs, Inc., Series D	127,338	Market approach	Transaction price +/- capital structure adjustment	$55.9728	Increase/ Decrease
Tempus Labs, Inc., Series E	99,391	Market approach	Transaction price +/- capital structure adjustment	$57.0884	Increase/ Decrease
Tempus Labs, Inc., Series F	39,660	Market approach	Transaction price +/- capital structure adjustment	$57.5621	Increase/ Decrease
Tempus Labs, Inc., Series G	28,920	Market approach	Transaction price +/- capital structure adjustment	$57.8399	Increase/ Decrease
Tempus Labs, Inc., Series G-2	26,075	Market approach	Transaction price	$57.3069	Increase
Tenaya Therapeutics, Inc., Series C	31,389	Market approach	Transaction price	$2.0720	Increase
Toast, Inc., Series B	25,309	Market approach	Transaction price	$128.47	Increase
Toast, Inc., Series D	1,601,122	Market approach	Transaction price	$128.47	Increase
Toast, Inc., Series E	189,750	Market approach	Transaction price	$128.47	Increase
Toast, Inc., Series F	243,065	Market approach	Transaction price	$128.47	Increase
Xometry, Inc., Series A-2	33,701	Market approach	Transaction price	$9.6370	Increase

125

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Preferred Stock - $15,554,638 (Continued)
Xometry, Inc., Series B	$11,564	Market approach	Transaction price	$9.6370	Increase
Xometry, Inc., Series C	12,017	Market approach	Transaction price	$9.6370	Increase
Xometry, Inc., Series D	9,329	Market approach	Transaction price	$9.6370	Increase
Xometry, Inc., Series E	95,354	Market approach	Transaction price	$13.6220	Increase
Xometry, Inc., Series Seed 1	50,824	Market approach	Transaction price	$8.00	Increase
Xometry, Inc., Series Seed 2	22,360	Market approach	Transaction price	$8.00	Increase
ZenPayroll, Inc., Series B	48,510	Market approach	Transaction price	$13.3124	Increase
ZenPayroll, Inc., Series B-2	90,578	Market approach	Transaction price	$13.3124	Increase
ZenPayroll, Inc., Series C	147,448	Market approach	Transaction price	$13.3124	Increase
ZenPayroll, Inc., Series D	187,638	Market approach	Transaction price	$13.3124	Increase

Warrants - $6,842
Dogwood State Bank	3,176	Black-Scholes option pricing model	Risk-free rate Volatility Discount for lack of marketability	2.5% 38% 10%	Decrease
Grasshopper Bancorp, Inc.	3,666	Black-Scholes option pricing model	Risk-free rate Volatility Discount for lack of marketability	2.5% 42.624% 10%	Decrease

Rights - $0
Progenic Pharmaceuticals Inc.	—	Worthless	Worthless	$ —	N/A

Total	$19,049,145

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Abbreviation Legend
EV/(year) EBITDA - financial ratio of comparable public companies’ total market capitalization to earnings before interest and taxes; measures the value of a comparable company in terms of its expected earnings for a given year
EV/(year) GP - financial ratio of comparable public companies’ total market capitalization to gross profit; measures the value of a comparable company in terms of its gross profit for a given year
EV/(year) Sales - financial ratio of comparable public companies’ total market capitalization to sales; measures the value of a comparable company in terms of its sales for a given year
EV/(year) Rev - financial ratio of comparable public companies’ total market capitalization to projected revenue; measures the value of a comparable company in terms of its projected revenue for a given year
PV - present value; current value of a future stream of cash flows assuming a specified rate of return
IRR - Internal Rate of Return; measures the profitability of an investment during the time it is held
Price/(year) TBV - financial ratio of comparable public companies’ price to total book value; measures the value of a comparable company in terms of its expected earnings for a given year

126

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2021, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$—	$13,050	$—	$—	$13,050
Realized Gain (Loss)#
Futures Contracts	$—	$1,379,026	$—	$—	$1,379,026
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(89,467)	$—	$—	$(89,467)

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$—	$—	$316	$—	$316
Forward Contracts*	—	—	8,184,993	—	8,184,993
Futures Contracts^^	—	—	—	1,826,178	1,826,178
Swap Agreements*	137,589	—	—	—	137,589
Swap Agreements^^,^^^	—	—	—	233,805	233,805
Total Value	$137,589	$—	$8,185,309	$2,059,983	$10,382,881
Liability Derivatives
Forward Contracts^	$—	$—	$(2,890,519)	$—	$(2,890,519)
Futures Contracts^^	—	—	—	(2,505,280)	(2,505,280)
Swap Agreements^	(82,938)	—	—	—	(82,938)
Swap Agreements^^,^^^	—	—	—	(313,768)	(313,768)
Total Value	$(82,938)	$—	$(2,890,519)	$(2,819,048)	$(5,792,505)
Realized Gain (Loss)#
Purchased Options	$—	$—	$38,620	$—	$38,620
Forward Contracts	—	—	(4,080,613)	—	(4,080,613)
Futures Contracts	—	—	—	(5,189,339)	(5,189,339)
Swap Agreements	153,806	—	—	221,595	375,401
Total Realized Gain (Loss)	$153,806	$—	$(4,041,993)	$(4,967,744)	$(8,855,931)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$(525)	$—	$(525)
Forward Contracts	—	—	4,664,832	—	4,664,832
Futures Contracts	—	—	—	(254,323)	(254,323)
Swap Agreements	218,059	—	—	168,637	386,696
Total Change in Appreciation (Depreciation)	$218,059	$—	$4,664,307	$(85,686)	$4,796,680

127

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$92,145	$—	$92,145
Swap Agreements*	—	—	—	2,443	2,443
Total Value	$—	$—	$92,145	$2,443	$94,588
Liability Derivatives
Forward Contracts^	$—	$—	$(34,304)	$—	$(34,304)
Futures Contracts^^	—	—	—	(54,542)	(54,542)
Swap Agreements^	(210,092)	—	—	(697)	(210,789)
Total Value	$(210,092)	$—	$(34,304)	$(55,239)	$(299,635)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$3,573	$—	$3,573
Futures Contracts	—	—	—	(149,784)	(149,784)
Swap Agreements	36,159	—	—	2,020	38,179
Total Realized Gain (Loss)	$36,159	$—	$3,573	$(147,764)	$(108,032)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$50,170	$—	$50,170
Futures Contracts	—	—	—	(60,706)	(60,706)
Swap Agreements	(85,703)	—	—	1,746	(83,957)
Total Change in Appreciation (Depreciation)	$(85,703)	$—	$50,170	$(58,960)	$(94,493)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$440,366	$440,366
Swap Agreements*	—	—	—	838,640	838,640
Total Value	$—	$—	$—	$1,279,006	$1,279,006
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(188,506)	$(188,506)
Swap Agreements^	—	—	—	(32,704)	(32,704)
Total Value	$—	$—	$—	$(221,210)	$(221,210)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$34,862	$—	$34,862
Futures Contracts	—	—	—	863,552	863,552
Swap Agreements	—	—	—	(90,559)	(90,559)
Written Options	—	—	—	1,706	1,706
Total Realized Gain (Loss)	$—	$—	$34,862	$774,699	$809,561
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(13,670)	$—	$(13,670)
Futures Contracts	—	—	—	233,634	233,634
Swap Agreements	—	—	—	1,336,095	1,336,095
Total Change in Appreciation (Depreciation)	$—	$—	$(13,670)	$1,569,729	$1,556,059

MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$—	$37,600	$—	$—	$37,600
Forward Contracts*	—	—	12,290	—	12,290
Futures Contracts^^	—	4,006	—	—	4,006
Total Value	$—	$41,606	$12,290	$—	$53,896

128

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(55,790)	$—	$(55,790)
Futures Contracts^^	—	(51,817)	—	—	(51,817)
Total Value	$—	$(51,817)	$(55,790)	$—	$(107,607)
Realized Gain (Loss)#
Purchased Options	$—	$11,649	$—	$—	$11,649
Forward Contracts	—	—	(80,455)	—	(80,455)
Futures Contracts	—	202,528	—	—	202,528
Total Realized Gain (Loss)	$—	$214,177	$(80,455)	$—	$133,722
MM Select T. Rowe Price Real Assets Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$(20,378)	$—	$—	$(20,378)
Forward Contracts	—	—	(58,563)	—	(58,563)
Futures Contracts	—	(35,713)	—	—	(35,713)
Total Change in Appreciation (Depreciation)	$—	$(56,091)	$(58,563)	$—	$(114,654)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$1,094,511	$1,094,511
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(1,374,105)	$(1,374,105)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(1,636,578)	$(1,636,578)
Written Options	—	—	—	6,598	6,598
Total Realized Gain (Loss)	$—	$—	$—	$(1,629,980)	$(1,629,980)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$151,933	$151,933

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

129

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Asset Fund	28	$—	$—	—	—
MM Select T. Rowe Price Bond Asset Fund	1,407	267,716,484	505,691,912	12,527,500	—
MM Select T. Rowe Price Emerging Markets Bond Fund	50	4,624,265	2,369,711	—	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	366	1,606,757	65,332,667	—	106
MM Select T. Rowe Price Real Assets Fund	12	4,644,486	—	665	—
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	505	—	—	—	14

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2021.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$128,150	$(70,748)	$—	$57,402
Barclays Bank PLC	145,801	(98,102)	—	47,699
BNP Paribas SA	149,265	(30,012)	—	119,253
Citibank N.A.	2,171,318	(348,568)	(1,690,000)	132,750
Deutsche Bank AG	32,327	(32,327)	—	—
Goldman Sachs International	103,049	(49,822)	—	53,227
HSBC Bank USA	1,405,474	(24,780)	(1,240,000)	140,694
JP Morgan Chase Bank N.A.	108,781	(108,781)	—	—
Morgan Stanley & Co. LLC	117,664	(71,358)	—	46,306
State Street Bank and Trust	45	(45)	—	—
UBS AG	3,961,024	(859,912)	(3,101,112)	—
	$8,322,898	$(1,694,455)	$(6,031,112)	$597,331

130

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$5,420	$—	$—	$5,420
BNP Paribas SA	15,338	—	—	15,338
Citibank N.A.	5,596	(5,596)	—	—
Goldman Sachs International	2,011	(2,011)	—	—
HSBC Bank USA	12,841	(396)	—	12,445
Morgan Stanley & Co. LLC	37,550	(37,550)	—	—
UBS AG	15,832	—	—	15,832
	$94,588	$(45,553)	$—	$49,035
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$101,437	$(20,294)	$—	$81,143
Barclays Bank PLC	72,565	—	—	72,565
Citibank N.A.	450,670	—	(250,000)	200,670
Goldman Sachs International	122,895	—	—	122,895
HSBC Bank USA	43,490	—	—	43,490
JP Morgan Chase Bank	47,583	—	(47,583)	—
	$838,640	$(20,294)	$(297,583)	$520,763
MM Select T. Rowe Price Real Assets Fund
Barclays Bank PLC	$2,980	$—	$—	$2,980
Morgan Stanley & Co. LLC	34,620	—	—	34,620
HSBC Bank USA	12,290	—	—	12,290
	$49,890	$—	$—	$49,890

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$(70,748)	$70,748	$—	$—
Barclays Bank PLC	(98,102)	98,102	—	—
BNP Paribas SA	(30,012)	30,012	—	—
Citibank N.A.	(348,568)	348,568	—	—
Credit Suisse International	(11,466)	—	—	(11,466)
Deutsche Bank AG	(1,267,406)	32,327	1,170,610	(64,469)
Goldman Sachs International	(49,822)	49,822	—	—
HSBC Bank USA	(24,780)	24,780	—	—
JP Morgan Chase Bank N.A.	(141,000)	108,781	—	(32,219)
Morgan Stanley & Co. LLC	(71,358)	71,358	—	—
State Street Bank and Trust	(283)	45	—	(238)
UBS AG	(859,912)	859,912	—	—
	$(2,973,457)	$1,694,455	$1,170,610	$(108,392)

131

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Emerging Markets Bond Fund
Barclays Bank PLC	$(117,757)	$—	$—	$(117,757)
Citibank N.A.	(9,683)	5,596	—	(4,087)
Goldman Sachs International	(11,090)	2,011	—	(9,079)
HSBC Bank USA	(396)	396	—	—
Morgan Stanley & Co. LLC	(106,167)	37,550	—	(68,617)
	$(245,093)	$45,553	$—	$(199,540)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$(20,294)	$20,294	$—	$—
UBS AG	(12,410)	—	—	(12,410)
	$(32,704)	$20,294	$—	$(12,410)
MM Select T. Rowe Price Real Assets Fund
BNP Paribas SA	$(15,642)	$—	$—	$(15,642)
Citibank N.A.	(40,148)	—	—	(40,148)
	$(55,790)	$—	$—	$(55,790)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2021, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

132

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

133

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an

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uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

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When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be

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reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2021, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

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When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the

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loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2021, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets

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securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment Management Inc.
MM Select T. Rowe Price Bond Asset Fund*	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%	T. Rowe Price Associates, Inc.

*	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Japan, Inc. serves as a sub-subadviser of the Fund.

MML Advisers pays any subadvisory fees to the subadvisers based upon the average daily net assets of the Fund. The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

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Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2021, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Asset Fund	$ 3,288

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

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Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2021:

Total % Ownership by Related Party
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Emerging Markets Bond Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$—	$67,200,750	$—	$124,587,513
MM Select T. Rowe Price Bond Asset Fund	808,614,949	155,136,616	752,329,743	149,095,715
MM Select T. Rowe Price Emerging Markets Bond Fund	—	29,102,751	275,000	34,097,775
MM Select T. Rowe Price Large Cap Blend Fund	—	759,783,163	—	735,327,991
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	309,504,494	5,651,554	237,408,180	14,753,189
MM Select T. Rowe Price Real Assets Fund	—	50,688,192	—	21,628,521
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	150,040,113	—	175,320,797
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	108,028,584	—	73,817,962	—

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
MM Select T. Rowe Price Large Cap Blend Fund	$920,922	$377,015	$59,168
MM Select T. Rowe Price Small and Mid Cap Blend Fund	35,361	—	—

142

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	4,430,428	$40,167,957	20,126,817	$156,581,781
Issued as reinvestment of dividends	6,517,621	54,878,368	3,559,737	28,798,274
Redeemed	(11,719,651)	(105,798,565)	(37,533,290)	(299,709,783)
Net increase (decrease)	(771,602)	$(10,752,240)	(13,846,736)	$(114,329,728)
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	10,985,770	$115,756,600	28,233,000	$294,771,810
Issued as reinvestment of dividends	2,470,327	25,814,917	2,371,788	24,310,831
Redeemed	(6,952,568)	(73,129,980)	(23,412,175)	(239,625,998)
Net increase (decrease)	6,503,529	$68,441,537	7,192,613	$79,456,643
MM Select T. Rowe Price Emerging Markets Bond Fund Class I
Sold	1,052,156	$10,151,639	1,924,010	$18,750,493
Issued as reinvestment of dividends	658,213	6,332,004	600,097	5,760,930
Redeemed	(1,728,618)	(16,622,105)	(2,115,312)	(20,702,356)
Net increase (decrease)	(18,249)	$(138,462)	408,795	$3,809,067
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	13,941,165	$206,483,528	40,095,699	$469,232,485
Issued as reinvestment of dividends	1,103,631	15,903,325	1,187,593	14,144,236
Redeemed	(12,957,542)	(189,906,487)	(17,695,307)	(207,834,900)
Net increase (decrease)	2,087,254	$32,480,366	23,587,985	$275,541,821
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Sold	9,001,607	$95,550,144	6,918,995	$71,065,824
Issued as reinvestment of dividends	575,795	6,011,297	380,426	3,865,124
Redeemed	(2,411,756)	(25,600,003)	(9,162,847)	(92,210,793)
Net increase (decrease)	7,165,646	$75,961,438	(1,863,426)	$(17,279,845)
MM Select T. Rowe Price Real Assets Fund Class I
Sold	3,098,860	$36,130,402	2,977,331	$27,533,243
Issued as reinvestment of dividends	227,733	2,480,008	218,007	2,317,414
Redeemed	(713,115)	(7,842,339)	(905,239)	(8,751,762)
Net increase (decrease)	2,613,478	$30,768,071	2,290,099	$21,098,895
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	5,551,198	$79,118,626	12,958,374	$148,662,799
Issued as reinvestment of dividends	3,395,111	46,818,583	1,320,808	15,691,197
Redeemed	(6,851,422)	(98,369,785)	(9,374,904)	(108,715,398)
Net increase (decrease)	2,094,887	$27,567,424	4,904,278	$55,638,598
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Sold	3,786,459	$43,282,764	2,958,953	$37,396,602
Issued as reinvestment of dividends	4,083,390	33,769,639	941,599	10,338,761
Redeemed	(853,128)	(7,893,223)	(11,300,958)	(140,819,881)
Net increase (decrease)	7,016,721	$69,159,180	(7,400,406)	$(93,084,518)

143

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$313,742,140	$124,364,743	$(1,126,664)	$123,238,079
MM Select T. Rowe Price Bond Asset Fund	813,747,965	18,879,646	(10,489,642)	8,390,004
MM Select T. Rowe Price Emerging Markets Bond Fund	108,467,986	4,143,802	(7,262,992)	(3,119,190)
MM Select T. Rowe Price Large Cap Blend Fund	1,652,816,465	562,771,032	(6,726,747)	556,044,285
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	257,407,925	5,928,573	(133,494)	5,795,079
MM Select T. Rowe Price Real Assets Fund	132,367,012	27,854,799	(1,234,383)	26,620,416
MM Select T. Rowe Price Small and Mid Cap Blend Fund	718,138,716	246,751,166	(14,063,768)	232,687,398
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	95,897,810	2,392,024	(10,814,457)	(8,422,433)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Emerging Markets Bond Fund	$63,214	$3,737,262
MM Select T. Rowe Price Large Cap Blend Fund	7,096,971	—
MM Select T. Rowe Price Real Assets Fund	1,757,115	2,336,150

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

144

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$7,373,397	$21,424,877
MM Select T. Rowe Price Bond Asset Fund	23,632,395	678,436
MM Select T. Rowe Price Emerging Markets Bond Fund	5,760,930	—
MM Select T. Rowe Price Large Cap Blend Fund	14,144,236	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	3,865,124	—
MM Select T. Rowe Price Real Assets Fund	2,317,414	—
MM Select T. Rowe Price Small and Mid Cap Blend Fund	6,696,620	8,994,577
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	6,119,132	4,219,629

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Equity Asset Fund	$5,037,671	$47,861,171	$(42,194)	$68,750,857
MM Select T. Rowe Price Bond Asset Fund	9,872,366	10,656,607	(17,322)	19,078,312
MM Select T. Rowe Price Emerging Markets Bond Fund	4,806,916	(3,800,476)	(2,649)	(3,504,136)
MM Select T. Rowe Price Large Cap Blend Fund	10,715,613	(7,096,971)	(32,099)	310,873,169
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	3,288,544	1,277,148	(4,375)	4,005,455
MM Select T. Rowe Price Real Assets Fund	1,877,075	(4,093,265)	(2,123)	(237,984)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	11,095,638	29,573,192	(16,038)	61,592,403
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	13,046,582	20,731,646	(3,721)	345,399

The Funds did not have any unrecognized tax benefits at March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter

145

Notes to Financial Statements (Unaudited) (Continued)

into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective May 1, 2021, the Trust will change its address from 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981 to 1295 State Street, Springfield, Massachusetts 01111-0001. In addition, the MM Select Equity Asset Fund will change its name to the MM Equity Asset Fund.

146

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

147

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2021:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.22%	$1,203.00	$1.21	$1,023.80	$1.11
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.00%	993.20	0.00	1,024.90	0.00
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.00%	1,042.70	0.00	1,024.90	0.00
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.00%	1,233.90	0.00	1,024.90	0.00
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.00%	1,034.70	0.00	1,024.90	0.00
MM Select T. Rowe Price Real Assets Fund
Class I	1,000	0.00%	1,263.80	0.00	1,024.90	0.00

148

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	$1,000	0.00%	$1,297.30	$0.00	$1,024.90	$0.00
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Class I	1,000	0.00%	835.80	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

©2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50577-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/20/2021

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/20/2021